As filed with the Securities and Exchange Commission on April 12, 2016
1933 Act Registration No. 333-141752
1940 Act Registration No. 811-09763

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 26
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 326
Lincoln New York Account N for Variable Annuities
(Exact Name of Registrant)
Lincoln ChoicePlusSM, Lincoln ChoicePlusSM II, and
Lincoln ChoicePlus AssuranceSM (B Share)
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Name of Depositor)
100 Madison Street, Suite 1860
Syracuse, New York 13202
(Address of Depositor’s Principal Executive Offices)
Depositor’s Telephone Number, Including Area Code: (315) 428-8400
Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, New York 13202
(Name and Address of Agent for Service)
Copy to:
Mary Jo Ardington, Esquire
The Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, Indiana 46802
Approximate Date of Proposed Public Offering: Continuous
It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/x/ on May 1, 2016, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on ______________ pursuant to paragraph (a)(1) of Rule 485
Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

Prospectus 1

Lincoln ChoicePlusSM Individual Variable Annuity Contracts
Lincoln New York Account N for Variable Annuities
May 1, 2016
Home Office:
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, NY 13202
www.LincolnFinancial.com
Servicing Office:
Lincoln Life & Annuity Company of New York
PO Box 2348
Fort Wayne, IN 46801-2348
1-888-868-2583

This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by Lincoln Life & Annuity Company of New York (Lincoln New York or Company). This contract can be purchased as either a nonqualified annuity or qualified retirement annuity under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. You receive tax deferral for an IRA whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for purchasing a qualified annuity contract.
The contract is designed to accumulate Contract Value and to provide income over a certain period of time, or for life, subject to certain conditions. This contract also offers a Death Benefit payable upon the death of the Contractowner or Annuitant. Certain benefits described in this prospectus are no longer available.
The minimum initial Purchase Payment for the contract is $10,000 for a nonqualified plan; and $2,000 for a qualified plan. Additional Purchase Payments, subject to certain restrictions, may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.
Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. If any portion of your Contract Value is in the fixed account, we promise to pay you your principal and a minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account. For contracts issued after September 30, 2003, the only fixed account available is for dollar cost averaging purposes. Also, the market value adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a guaranteed period.
All Purchase Payments for benefits on a variable basis will be placed in Lincoln New York Account N for Variable Annuities (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln New York. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract’s variable options (“Subaccounts”), which, in turn, invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the Subaccounts or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.
The available funds are listed below:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund
Invesco V.I. Core Equity Fund
Invesco V.I. International Growth Fund
AllianceBernstein Variable Products Series Fund:
AB VPS Global Thematic Growth Portfolio
AB VPS Large Cap Growth Portfolio
AB VPS Small/Mid Cap Value Portfolio
American Century Variable Portfolios, Inc.:
American Century VP Balanced Fund*
American Funds Insurance Series®:
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund
Delaware VIP® Trust:
Delaware VIP® Diversified Income Series
Delaware VIP® Emerging Markets Series
Delaware VIP® High Yield Series
Delaware VIP® International Value Equity Series*
Delaware VIP® Limited-Term Diversified Income Series
Delaware VIP® REIT Series
Delaware VIP® Small Cap Value Series
Delaware VIP® Smid Cap Growth Series
1

Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP Portfolio
Deutsche Variable Series II:
Deutsche Alternative Asset Allocation VIP Portfolio
Fidelity® Variable Insurance Products:
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP Growth Portfolio
Fidelity® VIP Mid Cap Portfolio
Franklin Templeton Variable Insurance Products Trust:
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
Janus Aspen Series:
Janus Aspen Balanced Portfolio
Janus Aspen Enterprise Portfolio
Janus Aspen Global Research Portfolio
JPMorgan Insurance Trust:
JPMorgan Insurance Trust Global Allocation Portfolio
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Mid Cap Core Portfolio
Lincoln Variable Insurance Products Trust:
LVIP American Century Select Mid Cap Managed Volatility Fund*
(formerly LVIP American Century VP Mid Cap Value Managed Volatility Fund)
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Dividend Value Managed Volatility Fund
(formerly LVIP BlackRock Equity Dividend Managed Volatility Fund)
LVIP BlackRock Emerging Markets Managed Volatility Fund*
LVIP BlackRock Global Allocation V.I. Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund*
LVIP BlackRock Inflation Protected Bond Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund*
LVIP BlackRock U.S. Opportunities Managed Volatility Fund*
LVIP Blended Core Equity Managed Volatility Fund
LVIP Blended Large Cap Growth Managed Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP Clarion Global Real Estate Fund
LVIP ClearBridge Large Cap Managed Volatility Fund*
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Foundation® Aggressive Allocation Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Dimensional International Core Equity Fund*
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Franklin Templeton Value Managed Volatility Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Income Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Government Money Market Fund
LVIP Invesco Diversified Equity-Income Managed Volatility Fund
LVIP Invesco Select Equity Managed Volatility Fund*
(formerly LVIP Invesco V.I. Comstock Managed Volatility Fund)
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP Managed Risk Profile 2010 Fund
LVIP Managed Risk Profile 2020 Fund
LVIP Managed Risk Profile 2030 Fund
LVIP Managed Risk Profile 2040 Fund
LVIP MFS International Equity Managed Volatility Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP PIMCO Low Duration Bond Fund
LVIP Select Core Equity Managed Volatility Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Large Cap Managed Volatility Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund**
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP SSGA SMID Cap Managed Volatility Fund
LVIP T. Rowe Price Growth Stock Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP VIP Mid Cap Managed Volatility Portfolio*
LVIP Wellington Capital Growth Fund
LVIP Wellington Mid-Cap Value Fund
MFS® Variable Insurance Trust:
MFS® VIT Growth Series
MFS® VIT Total Return Series
MFS® VIT Utilities Series
2

MFS® Variable Insurance Trust:
MFS® VIT II Core Equity Portfolio
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio
PIMCO Variable Insurance Trust:
PIMCO VIT CommodityRealReturn® Strategy Portfolio
Putnam Variable Trust:
Putnam VT Global Health Care Fund
Putnam VT Growth & Income Fund
* Not all funds are available in all contracts. Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.
** The Index this portfolio is managed to (the “Index”) is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (“Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Licensee. Licensee’s product(s) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.
Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln New York and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.
3

4

Special Terms
In this prospectus, the following terms have the indicated meanings:
5% Enhancement—A feature under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage and 4LATER® Advantage (Managed Risk) in which the Guaranteed Amount or Income Base, as applicable, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5%, subject to certain conditions.
Access Period—Under i4LIFE® Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.
Account or Variable Annuity Account (VAA)—The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.
Account Value—Under i4LIFE® Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE® Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments, Guaranteed Income Benefit payments and withdrawals.
Accumulation Unit—A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE® Advantage Account Value during the Access Period.
Annuitant—The person upon whose life the annuity benefit payments are based, and upon whose death a Death Benefit may be paid.
Annuity Commencement Date—The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE® Advantage).
Annuity Payout—A regularly scheduled payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE® Advantage has been elected). Payments may be variable or fixed, or a combination of both.
Annuity Unit—A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date.
Automatic Annual Step-up—Under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage and 4LATER® Advantage (Managed Risk), the Guaranteed Amount or Income Base, as applicable, will automatically step up to the Contract Value on each Benefit Year anniversary, subject to certain conditions.
Beneficiary—The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.
Benefit Year—Under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage, Lincoln SmartSecurity® Advantage and 4LATER® Advantage (Managed Risk), the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Under Lincoln SmartSecurity® Advantage, if the Contractowner elects a step-up, the Benefit Year will begin on the effective date of the step-up and each anniversary of the step-up after that.
Contractowner (you, your, owner)—The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.
Contract Value (may be referred to as Account Value in marketing materials)—At any given time before the Annuity Commencement Date, the total value of all Accumulation Units of a contract plus the value of the fixed side of the contract, if any.
Contract Year—Each 12-month period starting with the effective date of the contract and starting with each contract anniversary after that.
Death Benefit—Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies. As an alternative, the Contractowner may receive a Death Benefit on the death of the Annuitant prior to the Annuity Commencement Date.
Enhancement Period—Under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage, and 4LATER® Advantage (Managed Risk), the 10-year period during which the 5% Enhancement is in effect. A new Enhancement Period will begin each time an Automatic Annual Step-up to the Contract Value occurs, subject to certain conditions.
Excess Withdrawals—Amounts withdrawn during a Benefit Year, as specified for each Living Benefit Rider, which decrease or eliminate the guarantees under the rider.
Good Order—The actual receipt at our Servicing Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to effect the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.

5

Guaranteed Amount—The value used to calculate your withdrawal benefit under Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity® Advantage.
Guaranteed Amount Annuity Payment Option—A fixed Annuity Payout option available under Lincoln SmartSecurity® Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.
Guaranteed Annual Income—The guaranteed periodic withdrawal amount available from the contract each Benefit Year for life under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage and Lincoln Lifetime IncomeSM Advantage 2.0.
Guaranteed Annual Income Amount Annuity Payout Option—A payout option available under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage and Lincoln Lifetime IncomeSM Advantage 2.0 in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life.
Guaranteed Period—The period during which Contract Value in a fixed account will be credited a guaranteed interest rate.
Income Base—Under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage and Lincoln Lifetime IncomeSM Advantage 2.0, a value used to calculate the Guaranteed Annual Income amount. Under 4LATER® Advantage (Managed Risk) or 4LATER® Advantage, the Income Base will be used to calculate the minimum payouts available under your contract at a later date. The amount of the Income Base varies based on when you elect the rider, and is adjusted as set forth in this prospectus.
Investment Requirements—Restrictions in how you may allocate your Subaccount investments if you own certain Living Benefit Riders.
Lifetime Income Period—Under i4LIFE® Advantage, the period of time following the Access Period during which we make Regular Income Payments to you (and Secondary Life, if applicable) for the rest of your life. During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.
Lincoln New York (we, us, our)—Lincoln Life & Annuity Company of New York (LNY)
Living Benefit Rider—A general reference to optional riders that may be available for purchase, and provide some type of a minimum guarantee while you are alive. The riders that are currently available are: Lincoln Lifetime IncomeSM Advantage 2.0
(Managed Risk), Lincoln Market SelectSM Advantage, 4LATER® Advantage (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (version 4) and i4LIFE® Advantage (without the Guaranteed Income Benefit). Riders that are no longer available for purchase include Lincoln SmartSecurity® Advantage, Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0, 4LATER® Advantage and certain versions of the Guaranteed Income Benefit. If you select a Living Benefit Rider, Excess Withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements.
Market Value Adjustment—An upward or downward adjustment on the amount of Contract Value in the fixed account upon a transfer, withdrawal or surrender of Contract Value from the fixed account due to fluctuations in interest rates.
Maximum Annual Withdrawal—The guaranteed periodic withdrawal available under Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage.
Maximum Annual Withdrawal Amount Annuity Payout Option — A fixed Annuity Payout option available under Lincoln Lifetime IncomeSM Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.
Periodic Income Commencement Date—The Valuation Date on which the amount of i4LIFE® Advantage Regular Income Payments are determined.
Purchase Payments—Amounts paid into the contract.
Regular Income Payments—The variable, periodic income payments paid under i4LIFE® Advantage.
Secondary Life—Under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0, i4LIFE® Advantage and 4LATER® Advantage (Managed Risk), the person designated by the Contractowner upon whose life the annuity payments will also be contingent.
Subaccount—Each portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.
Valuation Date—Each day the New York Stock Exchange (NYSE) is open for trading.
Valuation Period—The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation Date) and ending at the close of such trading on the next Valuation Date.
6

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or the fixed account (if available). State premium taxes may also be deducted.
CONTRACTOWNER TRANSACTION EXPENSES
Accumulation Phase:
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):[1]	6.00%
Transfer Charge:[2]	$10
We may also apply a Market Value Adjustment to amounts being withdrawn, surrendered or transferred from a Guaranteed Period account (except for dollar cost averaging, cross-reinvestment, withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity® Advantage and Regular Income Payments under i4LIFE® Advantage). See Fixed Side of the Contract.

[1]	The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges and Other Deductions – Surrender Charge.
[2]	The transfer charge will not be imposed on the first 12 transfers during a Contract Year. We reserve the right to charge a $10 fee for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging, portfolio rebalancing and cross reinvestment transfers.

The next four tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE® Advantage rider.
•	Table A reflects the expenses for a contract that has not elected i4LIFE® Advantage (Base contract).
•	Table B reflects the expenses for a contract that has elected i4LIFE® Advantage.
•	Table C reflects the expenses for a contract that has elected i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk).
•	Table D reflects the expenses for a contract that has elected i4LIFE® Advantage and previously purchased 4LATER® Advantage.
•	Table E reflects the expenses for a contract that has elected i4LIFE® Advantage Guaranteed Income Benefit and previously purchased Lincoln Market SelectSM Advantage.

TABLE A
Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):[1]
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Mortality and Expense Risk Charge	1.25%
Administrative Charge	0.15%
Total Separate Account Expenses	1.40%

Optional Living Benefit Rider Charges:	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk):[2,3]
Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Initial Annual Charge	1.05%	1.25%
Lincoln Market SelectSM Advantage:[4]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	0.95%	1.15%
Lincoln Lifetime IncomeSM Advantage:[5]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.90%	0.90%
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Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option:[6]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.85%	1.00%
4LATER® Advantage:[7]
Guaranteed Maximum Charge	1.50%	N/A
Current Charge	0.65%	N/A
4LATER® Advantage (Managed Risk):[8]
Guaranteed Maximum Charge	2.00%	2.00%
Current Charge	1.05%	1.25%
[1]	The mortality and expense risk charge and administrative charge rates together are 1.40% on and after the Annuity Commencement Date.
[2]	As an annualized percentage of the Income Base (initial Purchase Payment or Contract Value at the time of election), as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and decreased by Excess Withdrawals. See Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Charge for a discussion of these changes to the Income Base. This charge is deducted from the Contract Value on a quarterly basis.
[3]	The charge for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) also applies to an older version of the rider - Lincoln Lifetime IncomeSM Advantage 2.0 - which is no longer available for purchase.
[4]	As an annualized percentage of the Income Base (initial Purchase Payment or Contract Value at the time of election) as increased for subsequent Purchase Payments and/or Automatic Annual Step-ups, and decreased by Excess Withdrawals. This charge is deducted from the Contract Value on a quarterly basis. See Charges and Deductions – Rider Charges – Lincoln Market SelectSM Advantage.
[5]	As an annualized percentage of the Guaranteed Amount (initial Purchase Payment or Contract Value at the time of election) as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and the 200% step-up and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln Lifetime IncomeSM Advantage riders purchased before January 20, 2009, the current annual charge rate will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. See Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage Charge for further information.
[6]	As an annualized percentage of the Guaranteed Amount (initial Purchase Payment or Contract Value at the time of election), as increased for subsequent Purchase Payments, and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option riders purchased prior to December 3, 2012, the current annual charge rate will increase to 0.85% (single life option) and 1.00% (joint life option) upon the next election of a step-up of the Guaranteed Amount. See Charges and Other Deductions – Lincoln SmartSecurity® Advantage Charge for further information.
[7]	As an annualized percentage of the Income Base (initial Purchase Payment or Contract Value at the time of election), as increased for subsequent Purchase Payments, automatic 15% enhancements, and resets and decreased for withdrawals. This charge is deducted from the Subaccounts on a quarterly basis. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.50% to 0.65% upon the next election to reset the Income Base. See Charges and Other Deductions – 4LATER® Advantage Charge for further information.
[8]	As an annualized percentage of the Income Base (initial Purchase Payment or Contract Value at the time of election), as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and decreased by withdrawals. This charge is deducted from the Contract Value on a quarterly basis. See Charges and Other Deductions – 4LATER® Advantage (Managed Risk) Charge for a discussion of these changes to the Income Base.

TABLE B
i4LIFE® Advantage without
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.85%
Account Value Death Benefit	1.65%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4):[2]	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.85%	3.85%
Current Charge	2.50%	2.70%
Account Value Death Benefit
Guaranteed Maximum Charge	3.65%	3.65%
Current Charge	2.30%	2.50%

i4LIFE® Advantage Guaranteed Income Benefit (versions 1, 2 and 3):[3]	Single/Joint Life
8

Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.35%
Current Charge	2.35%
Account Value Death Benefit
Guaranteed Maximum Charge	3.15%
Current Charge	2.15%
[1]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. See Charges and Other Deductions – i4LIFE® Advantage Rider Charge for further information. These charges continue during the Access Period. The i4LIFE® Advantage charge rate is reduced to 1.65% during the Lifetime Income Period.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge rate for the Guaranteed Income Benefit is 0.65% of Account Value for the single life option and 0.85% of Account Value for the joint life option with a guaranteed maximum charge rate of 2.00%. These charges are added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.65%. See Charges and Other Deductions – i4LIFE® Advantage with Guaranteed Income Benefit Charge for further information. These charges apply to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and i4LIFE® Advantage Guaranteed Income Benefit (version 4).
[3]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge for the Guaranteed Income Benefit is 0.50% of Account Value with a guaranteed maximum charge of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE® Advantage charge of 1.65%. The percentage charge may change to the current charge in effect at the time you elect an additional step-up period, not to exceed the guaranteed maximum charge percentage. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for further information.

TABLE C
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk):
Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):	Single/Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.40%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk):[1,2]	Single Life	Joint Life
Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Initial Annual Charge	1.05%	1.25%
[1]	As an annualized percentage of the greater of the Income Base (associated with Lincoln Lifetime IncomeSM Advantage 2.0 Managed Risk)) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) current charge rate. (The Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) charge continues to be a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) charge.) See Charges and Other Deductions – i4LIFE Advantage Guaranteed Income Benefit Charge for Contractowners who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER® Advantage (Managed Risk). The same charges apply to Lincoln Lifetime IncomeSM Advantage 2.0 purchasers who elect i4LIFE® Advantage Guaranteed Income Benefit (version 4).
[2]	As an annualized percentage of the greater of the Income Base (associated with the 4LATER® Advantage (Managed Risk)) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the 4LATER® Advantage (Managed Risk) current charge rate. (The 4LATER® Advantage (Managed Risk) charge continues to be a factor in determining the i4LIFE® Advantage with Guaranteed Income Benefit charge.) See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER® Advantage (Managed Risk).

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TABLE D
i4LIFE® Advantage with 4LATER® Advantage Guaranteed Income Benefit for Contractowners who previously purchased 4LATER® Advantage:[1]
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.35%
Current Charge	2.50%
Account Value Death Benefit
Guaranteed Maximum Charge	3.15%
Current Charge	2.30%
[1]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge rate for the Guaranteed Income Benefit is 0.65% of the Account Value with a guaranteed maximum charge rate of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.65%. The charge rate will change to the current charge rate in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge rate. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.50% to 0.65% upon the next election to reset the Income Base. See Charges and Other Deductions – 4LATER® Advantage Guaranteed Income Benefit Charge for further information.

TABLE E
i4LIFE® Advantage Guaranteed Income Benefit for Contractowners who previously purchased Lincoln Market SelectSM Advantage:
Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):	Single/Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.40%

i4LIFE® Advantage Guaranteed Income Benefit (version 4):[1]	Single Life	Joint Life
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	0.95%	1.15%
[1]	As an annualized percentage of the greater of the Income Base (associated with Lincoln Market SelectSM Advantage) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the Lincoln Market SelectSM Advantage current charge rate. (The Lincoln Market SelectSM Advantage charge continues to be a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit (version 4) charge.)

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2015. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.21%	2.02%
Net Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.21%	1.71%
*	Several of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2017.
EXAMPLES
The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual
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expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.
The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB Death Benefit and Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,142	$2,152	$3,096	$5,814
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$542	$1,652	$2,796	$5,814
The next Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB Death Benefit and Lincoln Market SelectSM Advantage at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,187	$2,250	$3,202	$5,722
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$587	$1,750	$2,902	$5,722
For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See The Contracts - Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase (“redemption fees”). As of the date of this prospectus, none have done so. See The Contracts – Market Timing for a discussion of redemption fees.

For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.
Summary of Common Questions
What kind of contract am I buying? This contract is an individual deferred flexible premium variable annuity contract between you and Lincoln New York. You may allocate your Purchase Payments to the VAA or to the fixed account. This prospectus primarily describes the variable side of the contract. This contract is no longer available for purchase.
What is the Variable Annuity Account (VAA)? It is a separate account we established under New York insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.
What are Asset Allocation Models? Asset allocation models are designed to assist you in deciding how to allocate your Purchase Payments among the various Subaccounts. Each model provides a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. See The Contracts – Asset Allocation Models.
What are Investment Requirements? If you elect a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to certain requirements for your Subaccount investments, which means you may be limited in how much you can invest in certain Subaccounts. Different Investment Requirements apply to different riders. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or 4LATER® Advantage (Managed Risk), you will have more restrictive Investment Requirements. See The Contracts – Investment Requirements.
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What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Purchase Payments to one or more of the Subaccounts, which, in turn, invest in a corresponding underlying fund. Each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account – Description of the Funds.
Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account – Description of the Funds.
How does the contract work? If we approve your application, we will send you a contract. When you make Purchase Payments during the accumulation phase, you buy Accumulation Units on the variable side of the contract and accumulate additional Contract Value through any investments in the fixed account, if available. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts.
What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge according to the Death Benefit you select. There is an administrative charge in addition to the mortality and expense risk charge. The charges for any riders applicable to your contract will also be deducted from your Contract Value, or Account Value if i4LIFE® Advantage is elected. See Charges and Other Deductions.
If you withdraw Purchase Payments, you pay a surrender charge from 0% to 6.00% of the surrendered or withdrawn Purchase Payment, depending upon how long those payments have been invested in the contract. We may waive surrender charges in certain situations. See Charges and Other Deductions – Surrender Charge.
We reserve the right to charge a $10 fee for the 13th and each additional transfer during any contract year, excluding automatic dollar cost averaging, portfolio rebalancing and cross-reinvestment transfers. The transfer charge will not be imposed on the first 12 transfers during the Contract Year.
We will deduct any applicable premium tax from Purchase Payments or Contract Value, unless the governmental entity dictates otherwise, at the time the tax is incurred or at another time we choose.
See Expense Tables and Charges and Other Deductions for information regarding additional fees and expenses that may be incurred.
The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.
The surrender, withdrawal or transfer of value before the end of the applicable Guaranteed Period associated with any investments in the fixed account may be subject to the Market Value Adjustment, if applicable. See Fixed Side of Contract.
Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE® Advantage if elected. See The Contracts and Annuity Payouts.
For information about the compensation we pay for sales of the contracts, see The Contracts – Distribution of the Contracts.
What Purchase Payments do I make, and how often? Your Purchase Payments are completely flexible, subject to minimum and maximum Purchase Payment amounts. For more information, see The Contracts – Purchase Payments.
Am I limited in the amount of Purchase Payments I can make into the contract? Yes, Purchase Payments totaling $2 million or more are subject to Servicing Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® contracts) for the same Contractowner, joint owner, and/or Annuitant. Upon providing advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
If you elect a Living Benefit Rider (other than any version of i4LIFE® Advantage Guaranteed Income Benefit), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. If you elect any version of i4LIFE® Advantage Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Periodic Income Commencement Date. If you elect i4LIFE® Advantage without Guaranteed Income Benefit, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts. For more information about these restrictions and limitations, see The Contracts – Purchase Payments.
How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios, which would decrease the amount applied to any payout option and the related payments.
What happens if I die before I annuitize? The Death Benefit may be paid upon the death of either the Contractowner or the Annuitant. Upon the death of the Contractowner, your Beneficiary will receive Death Benefit proceeds based upon the Death Benefit you select. Your Beneficiary has options as to how the Death Benefit is paid. In the alternative, upon the death of the Annuitant the Contractowner may choose to receive a Death Benefit. See The Contracts – Death Benefit.
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What happens if I die on or after the Annuity Commencement Date? Once you reach the Annuity Commencement Date, any applicable Death Benefit will terminate.
May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than twelve (12) per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to a Subaccount, you may only transfer up to 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts – Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract.
What are Living Benefit Riders? Living Benefit Riders are optional riders available to purchase for an additional fee. These riders provide different types of minimum guarantees if you meet certain conditions. These riders offer either a minimum withdrawal benefit (Lincoln SmartSecurity® Advantage, Lincoln Lifetime IncomeSM Advantage), an income benefit (Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage and Lincoln Lifetime IncomeSM Advantage 2.0) or a minimum Annuity Payout (4LATER® Advantage (Managed Risk), 4LATER® Advantage and i4LIFE® Advantage with or without the Guaranteed Income Benefit). If you select a Living Benefit Rider, you will be subject to Investment Requirements (unless you elect i4LIFE® Advantage without Guaranteed Income Benefit). Excess Withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), as they may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. Any guarantees under the contract that exceed your Contract Value are subject to our financial strength and claims-paying ability.
Which Living Benefit Riders are currently available? The riders that are currently available are: Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage, 4LATER® Advantage (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (version 4) and i4LIFE® Advantage (without Guaranteed Income Benefit). Lincoln Market SelectSM Advantage is available only to current Contractowners who wish to terminate their Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk) rider. The following Living Benefit Riders are no longer available for purchase: Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln SmartSecurity® Advantage and 4LATER® Advantage. Prior versions of i4LIFE® Advantage Guaranteed Income Benefit may also be unavailable unless otherwise guaranteed under a rider you have purchased.
What is Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)? Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is a rider that you may purchase which provides annual guaranteed periodic withdrawals up to a guaranteed amount based on an Income Base, a 5% Enhancement to the Income Base (less Purchase Payments received in the preceding Benefit Year) or an Automatic Annual Step-up to the Income Base, and age-based increases to the guaranteed periodic withdrawal amount, if certain conditions are met. Withdrawals may be made up to the Guaranteed Annual Income amount as long as that amount is greater than zero. To continue these payments for life, you must elect i4LIFE® Advantage or an Annuity Payout option under this contract. The Income Base is not available as a separate benefit upon death or surrender and is increased by subsequent Purchase Payments, 5% Enhancements to the Income Base (less Purchase Payments received in the preceding Benefit Year), and Automatic Annual Step-ups to the Income Base and is decreased by Excess Withdrawals. You cannot simultaneously elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) with any other Living Benefit Rider. There is an additional charge for this rider, and you will be subject to Investment Requirements. See The Contracts – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and Investment Requirements.
A prior version of this rider, Lincoln Lifetime IncomeSM Advantage 2.0, provided different Guaranteed Annual Income amount percentages and less restrictive Investment Requirements. This version is no longer available for purchase.
What is Lincoln Market SelectSM Advantage? Lincoln Market SelectSM Advantage is an optional rider that you may purchase that provides annual guaranteed periodic withdrawals up to a guaranteed amount based on a percentage of an Income Base, an Automatic Annual Step-up to the Income Base, and age-based increases to the guaranteed periodic withdrawal amount, if certain conditions are met. Withdrawals may be made up to the Guaranteed Annual Income amount as long as that amount is greater than zero. To continue these payments for life, you must elect i4LIFE® Advantage or an Annuity Payout option under this contract. The Guaranteed Annual Income amount will vary, based on when you take your first withdrawal. The Income Base is not available as a separate benefit upon death or surrender, and is increased by subsequent Purchase Payments and Automatic Annual Step-ups, and is decreased by Excess Withdrawals. Lincoln Market SelectSM Advantage is available only to current Contractowners who wish to terminate their Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk) rider. You cannot simultaneously elect Lincoln Market SelectSM Advantage with any other Living Benefit Rider. There is an additional charge for this rider and you will be subject to Investment Requirements. See Charges and Other Deductions – Rider Charges, The Contracts – Investment Requirements, and The Contracts – Lincoln Market SelectSM Advantage.
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What is Lincoln Lifetime IncomeSM Advantage? Lincoln Lifetime IncomeSM Advantage is a rider that provides minimum guaranteed, periodic withdrawals for your life regardless of the investment performance of the contract provided certain conditions are met. Withdrawals are based on the Guaranteed Amount which is equal to the initial Purchase Payment (or Contract Value if elected after contract issue). The Guaranteed Amount is not available as a separate benefit upon death or surrender and is increased by subsequent Purchase Payments, Automatic Annual Step-ups, the 5% Enhancements, and the step-up to 200% (if applicable to your contract) of the initial Guaranteed Amount and is decreased by withdrawals in accordance with provisions described later in this prospectus. You cannot simultaneously elect Lincoln Lifetime IncomeSM Advantage with any other Living Benefit Rider. There is an additional charge for this rider, and you will be subject to Investment Requirements. See The Contracts – Lincoln Lifetime IncomeSM Advantage and Investment Requirements. This rider is no longer available for purchase.
What is the Lincoln SmartSecurity® Advantage? This benefit provides a Guaranteed Amount equal to the initial Purchase Payment (or Contract Value at the time of election) as adjusted. You may access this benefit through periodic withdrawals. Excess withdrawals will adversely affect the Guaranteed Amount. You cannot simultaneously elect Lincoln SmartSecurity® Advantage with any other Living Benefit Rider. By electing this benefit, you will be subject to Investment Requirements. See The Contracts – Lincoln SmartSecurity® Advantage and Investment Requirements. All versions of this rider are no longer available for purchase.
What is i4LIFE® Advantage? i4LIFE® Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic variable lifetime income payments. During the Access Period, you have access to your Account Value, which means you have a Death Benefit and may surrender the contract or make withdrawals. For an additional charge, you may purchase a minimum payout floor, the Guaranteed Income Benefit. The charge is imposed only during the i4LIFE® Advantage payout phase, and is based on the i4LIFE® Advantage Death Benefit you choose and whether or not the Guaranteed Income Benefit is in effect.
What is i4LIFE® Advantage Guaranteed Income Benefit? The Guaranteed Income Benefit provides a minimum payout floor for your i4LIFE® Advantage Regular Income Payments. The Guaranteed Income Benefit may be purchased when you elect i4LIFE® Advantage or any time during the Access Period subject to terms and conditions at that time. The minimum floor is based on the Contract Value at the time you elect i4LIFE® Advantage Guaranteed Income Benefit. If you previously elected a Living Benefit Rider, your Income Base or Guaranteed Amount under that rider may be used to establish the amount of the initial Guaranteed Income Benefit at the time you terminate that rider to purchase i4LIFE® Advantage. There is an additional charge for this rider, and you will be subject to Investment Requirements. See The Contracts – Living Benefit Riders – Guaranteed Income Benefit with i4LIFE® Advantage, 4LATER® Advantage Guaranteed Income Benefit, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage, Lincoln Lifetime IncomeSM Advantage, Lincoln SmartSecurity® Advantage, 4LATER® Advantage (Managed Risk) and Investment Requirements. i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and i4LIFE® Advantage Guaranteed Income Benefit (version 4) are the only versions of this rider available for purchase unless you are guaranteed the right to elect a prior version under another Living Benefit Rider.
What is 4LATER® Advantage (Managed Risk)? 4LATER® Advantage (Managed Risk) is an optional rider that provides an Income Base which may be used to establish the amount of the Guaranteed Income Benefit payment upon election of i4LIFE® Advantage. If you elect 4LATER® Advantage (Managed Risk), you must later elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) to receive a benefit from 4LATER® Advantage (Managed Risk). You cannot simultaneously elect 4LATER® Advantage (Managed Risk) with any other Living Benefit Rider. There is an additional charge for this rider, and you will be subject to Investment Requirements. See The Contracts – 4LATER® Advantage (Managed Risk) and Investment Requirements.
What is 4LATER® Advantage (or “4LATER®”)? 4LATER® Advantage is a way to guarantee today a minimum payout floor (a Guaranteed Income Benefit) in the future for the i4LIFE® Advantage Regular Income Payments. 4LATER® Advantage is purchased prior to the time you elect i4LIFE® Advantage and provides a guaranteed value, the Income Base, which can be used to establish the Guaranteed Income Benefit floor in the future. 4LATER® Advantage provides an initial Income Base that is guaranteed to increase at a specified percentage over the accumulation period of the annuity. You cannot simultaneously elect 4LATER® Advantage with any other Living Benefit Rider. There is an additional charge for this rider, and you will be subject to Investment Requirements. See The Contracts – Investment Requirements. This rider is no longer available for purchase.
May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. If you surrender the contract or make a withdrawal, certain charges may apply. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59½, a 10% Internal Revenue Service (IRS) additional tax may apply. A surrender or a withdrawal also may be subject to 20% withholding. See The Contracts – Surrenders and Withdrawals, Charges and Other Deductions and Federal Tax Matters.
Do I get a free look at this contract? Yes. You can cancel the contract within ten days of the date you first receive the contract. You need to return the contract, postage prepaid, to our Servicing Office. You assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. See Return Privilege.
Where may I find more information about Accumulation Unit values? Appendix A to this prospectus provides more information about Accumulation Unit values.
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Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market Subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.
Note that there can be no assurance that any money market fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to the contract fees and expenses, the yields of any Subaccount investing in a money market fund may also become extremely low and possibly negative.
The money market yield figure and annual performance of the Subaccounts are based on past performance and do not indicate or represent future performance.
Lincoln Life & Annuity Company of New York
Lincoln New York (the Company) is a stock life insurance company chartered in New Jersey in 1897 and redomesticated to New York on April 2, 2007. Lincoln New York is a subsidiary of The Lincoln National Life Insurance Company (Lincoln Life). Lincoln Life is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln New York is obligated to pay all amounts promised to Contractowners under the contracts.
Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with Death Benefit options and Living Benefit Riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. With respect to the issuance of the contracts, Lincoln New York does not file periodic financial reports with the SEC pursuant to the exemption for life insurance companies provided under Rule 12h-7 of the Securities Exchange Act of 1934.
We issue other types of insurance policies and financial products as well. In addition to any amounts we are obligated to pay in excess of Contract Value under the contracts, we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company’s general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.
The general account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.
Our Financial Condition.  Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.
In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contractowners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.
How to Obtain More Information.  We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.
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You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the SAI.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
Variable Annuity Account (VAA)
On March 11, 1999, the VAA was established as an insurance company separate account under New York law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln New York. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts allocated to the VAA.
The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.
Financial Statements
The December 31, 2015 financial statements of the VAA and the December 31, 2015 financial statements of Lincoln New York are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.
Investments of the Variable Annuity Account
You decide the Subaccount(s) to which you allocate Purchase Payments. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.
Investment Advisers
As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.
Certain Payments We Receive with Regard to the Funds
We (and/or our affiliates) incur expenses in promoting, marketing, and administering the contracts and the underlying funds. With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate) for certain services we provide on behalf of the funds. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Contractowners with statements showing their positions within the funds; processing dividend payments; providing subaccounting services for shares held by Contractowners; and forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and printing and delivering prospectuses and updates to Contractowners. It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some advisers and/or distributors may pay us significantly more than other advisers and/or distributors and the amount we receive may be substantial. These percentages currently range up to 0.49%, and as of the date of this prospectus, we were receiving payments from most fund families. We (or our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.
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In addition to the payments described above, most of the funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) for the marketing and distribution of fund shares. The payment rates range up to 0.35% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.
Description of the Funds
Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.
We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, the capability and qualification of each sponsoring investment firm, and whether the fund is affiliated with us. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We may also consider the ability of the fund to help manage volatility and our risks associated with the guarantees we provide under the contract and under optional riders, especially the Living Benefit Riders. We review each fund periodically after it is selected. We reserve the right to remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a “private label” product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.
Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.
Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An advisor affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your contract.
Certain funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit Riders offered under the contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit Riders, which can limit the contract’s upside participation in the markets. Many of these funds are included in the Investment Requirements associated with the Living Benefit Riders. For more information on these funds and their risk management strategies, please see the Investment Requirements section of this prospectus. You should consult with your registered representative to determine which combination of investment choices and Death Benefit and/or Living Benefit Rider purchases (if any) are appropriate for you.
Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.
•	Invesco V.I. American Franchise Fund (Series I Shares): Long-term growth of capital.
•	Invesco V.I. Core Equity Fund (Series I Shares): Long-term growth of capital.
•	Invesco V.I. International Growth Fund (Series I Shares): Long-term growth of capital.
American Century Variable Portfolios, Inc., advised by American Century Investment Management, Inc.
•	American Century VP Balanced Fund (Class II): Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
This fund will be available on or about June 13, 2016. Consult your registered representative.
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AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.
•	AB VPS Global Thematic Growth Portfolio (Class B): Long-term growth of capital.
•	AB VPS Large Cap Growth Portfolio (Class B): Long-term growth of capital.
•	AB VPS Small/Mid Cap Value Portfolio (Class B): Long-term growth of capital.
American Funds Insurance Series®, advised by Capital Research and Management Company
•	Global Growth Fund (Class 2): Long-term growth of capital.
•	Global Small Capitalization Fund (Class 2): Long-term capital growth.
•	Growth Fund (Class 2): Growth of capital.
•	Growth-Income Fund (Class 2): Long-term growth of capital and income.
•	International Fund (Class 2): Long-term growth of capital.
BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC
•	BlackRock Global Allocation V.I. Fund (Class III): High total investment return.
Delaware VIP® Trust, advised by Delaware Management Company(1)
•	Diversified Income Series (Service Class): Maximum long-term total return consistent with reasonable risk.
•	Emerging Markets Series (Service Class): Long-term capital appreciation.
•	High Yield Series (Standard Class): Total return and, as a secondary objective, high current income.
•	International Value Equity Series (Standard Class): Long-term growth without undue risk to principal. This fund is not offered in contracts issued on or after February 22, 2000.
•	Limited-Term Diversified Income Series (Service Class): Maximum total return, consistent with reasonable risk.
•	REIT Series (Standard Class): Maximum long-term total return, with capital appreciation as a secondary objective.
•	Small Cap Value Series (Standard Class): Capital appreciation.
•	Smid Cap Growth Series (Standard Class): Long-term capital appreciation.
•	U.S. Growth Series (Service Class): Long-term capital appreciation.
•	Value Series (Standard Class): Long-term capital appreciation.
Deutsche Investments VIT Funds, advised by Deutsche Investment Management Americas, Inc.
•	Deutsche Small Cap Index VIP Portfolio (Class A): To replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.
Deutsche Variable Series II, advised by Deutsche Investment Management Americas, Inc.
•	Deutsche Alternative Asset Allocation VIP Portfolio (Class B): Capital appreciation; a fund of funds.
Fidelity® Variable Insurance Products, advised by Fidelity Management and Research Company
•	Contrafund® Portfolio (Service Class 2): Long-term capital appreciation.
•	Growth Portfolio (Initial Class): To achieve capital appreciation.
•	Mid Cap Portfolio (Service Class 2): Long-term growth of capital.
Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income VIP Fund, by Templeton Global Advisors Limited for the Templeton Global Bond VIP Fund and the Templeton Growth VIP Fund, and by Franklin Mutual Advisors, LLC for the Franklin Mutual Shares VIP Fund.
•	Franklin Income VIP Fund (Class 2): To maximize income while maintaining prospects for capital appreciation.
•	Franklin Mutual Shares VIP Fund (Class 2): Capital appreciation; income is a secondary consideration.
•	Templeton Global Bond VIP Fund (Class 2): High current income consistent with preservation of capital; capital appreciation is a secondary objective.
•	Templeton Growth VIP Fund (Class 2): Long-term capital growth.
Janus Aspen Series, advised by Janus Capital Management LLC
•	Balanced Portfolio (Service Shares): Long-term capital growth, consistent with preservation of capital and balanced by current income.
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•	Enterprise Portfolio (Service Shares): Long-term growth of capital.
•	Global Research Portfolio (Service Shares): Long-term growth of capital.
JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.
•	JPMorgan Insurance Trust Global Allocation Portfolio (Class 2): Maximize long-term total return.
Legg Mason Partners Variable Equity Trust, advised by Legg Mason Partners Fund Advisor, LLC.
•	ClearBridge Variable Mid Cap Core Portfolio (Class II): Long-term growth of capital.
Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.
•	LVIP American Century Select Mid Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4)
(formerly LVIP American Century VP Mid Cap Value Managed Volatility Fund)
This fund is not available in contracts issued on or after February 8, 2016.
•	LVIP Baron Growth Opportunities Fund (Service Class): Capital appreciation.
•	LVIP BlackRock Dividend Value Managed Volatility Fund (Service Class): Reasonable income by investing primarily in income-producing equity securities.(4)
(formerly LVIP BlackRock Equity Dividend Managed Volatility Fund)
•	LVIP BlackRock Emerging Markets Managed Volatility Fund (Service Class): To invest primarily in securities included in a broad-based emerging markets index and to seek to approximate as closely as possible, before fees and expenses, the performance of that index while seeking to control the level of portfolio volatility.(4)
This fund is not available in contracts issued on or after February 8, 2016.
•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund (Service Class): Capital appreciation; a fund of funds.(4)
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.(3)
This fund will be available on or about June 13, 2016. Consult your registered representative.
•	LVIP BlackRock Inflation Protected Bond Fund (Service Class): To maximize real return, consistent with preservation of real capital and prudent investment management.
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.(3)
This fund will be available on or about June 13, 2016. Consult your registered representative.
•	LVIP BlackRock U.S. Opportunities Managed Volatility Fund (Service Class): Long-term capital appreciation.(4) This fund is not available in contracts issued on or after February 8, 2016.
•	LVIP Blended Core Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4)
•	LVIP Blended Large Cap Growth Managed Volatility Fund (Service Class): Long-term growth of capital in a manner consistent with the preservation of capital.(4)
•	LVIP Blended Mid Cap Managed Volatility Fund (Service Class): Capital appreciation.(4)
•	LVIP Clarion Global Real Estate Fund (Service Class): Total return through a combination of current income and long-term capital appreciation.
•	LVIP ClearBridge Large Cap Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.(4)
This fund is no longer available in contracts issued on or after February 8, 2016.
•	LVIP Delaware Bond Fund (Standard Class)(1): Maximum current income (yield) consistent with a prudent investment strategy.
•	LVIP Delaware Diversified Floating Rate Fund (Service Class)(1): Total return.
•	LVIP Delaware Foundation® Aggressive Allocation Fund (Service Class)(1): Long-term capital growth.
•	LVIP Delaware Social Awareness Fund (Standard Class)(1): To maximize long-term capital appreciation.
•	LVIP Delaware Special Opportunities Fund (Service Class)(1): To maximize long-term capital appreciation.
•	LVIP Dimensional International Core Equity Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional International Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.(4)
•	LVIP Dimensional U.S. Core Equity 1 Fund (Service Class)(1): Long-term capital appreciation.
•	LVIP Dimensional U.S. Core Equity 2 Fund (Service Class): Long-term capital appreciation.
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•	LVIP Dimensional U.S. Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.(4)
•	LVIP Dimensional/Vanguard Total Bond Fund (Service Class): Total return consistent with preservation of capital; a fund of funds.
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund (Service Class): Long-term capital growth.(4)
•	LVIP Franklin Templeton Value Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4)
•	LVIP Global Conservative Allocation Managed Risk Fund (Service Class): A high level of current income with some consideration given to growth of capital; a fund of funds.(3)
•	LVIP Global Growth Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.(3)
•	LVIP Global Income Fund (Service Class): Current income consistent with preservation of capital.
•	LVIP Global Moderate Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.(3)
•	LVIP Government Money Market Fund (Standard Class)(1): To maximize current income while maintaining a stable value of your shares (providing stability of net asset value) and preserving the value of your initial investment (preservation of capital).
•	LVIP Invesco Diversified Equity-Income Managed Volatility Fund (Service Class): Capital appreciation and current income; a fund of funds.(4)
•	LVIP Invesco Select Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4)
(formerly LVIP Invesco V.I. Comstock Managed Volatility Fund)
This fund is not available in contracts issued on or after February 8, 2016.
•	LVIP JPMorgan High Yield Fund (Service Class): A high level of current income; capital appreciation is the secondary objective.
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (Service Class): Long-term capital appreciation.(4)
•	LVIP Managed Risk Profile 2010 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.(3)
•	LVIP Managed Risk Profile 2020 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.(3)
•	LVIP Managed Risk Profile 2030 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.(3)
•	LVIP Managed Risk Profile 2040 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.(3)
•	LVIP MFS International Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4)
•	LVIP MFS International Growth Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS Value Fund (Service Class): Capital appreciation.
•	LVIP Mondrian International Value Fund (Standard Class): Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
•	LVIP Multi-Manager Global Equity Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.(4)
•	LVIP PIMCO Low Duration Bond Fund (Service Class): To seek a high level of current income consistent with preservation of capital.
•	LVIP Select Core Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4)
•	LVIP SSGA Bond Index Fund (Service Class): To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.
•	LVIP SSGA Conservative Index Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Conservative Structured Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Developed International 150 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Emerging Markets 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.(4)
•	LVIP SSGA International Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
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•	LVIP SSGA International Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4)
•	LVIP SSGA Large Cap 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Large Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4)
•	LVIP SSGA Moderate Index Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderate Structured Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Index Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA S&P 500 Index Fund (Standard Class): To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.(2)
•	LVIP SSGA Small-Cap Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
•	LVIP SSGA Small-Mid Cap 200 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA SMID Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4)
•	LVIP T. Rowe Price Growth Stock Fund (Service Class): Long-term capital growth.
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Service Class): To maximize capital appreciation.
•	LVIP U.S. Growth Allocation Managed Risk Fund (Service Class): High level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.(3)
•	LVIP Vanguard Domestic Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Vanguard International Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP VIP Mid Cap Managed Volatility Portfolio (Service Class): Capital appreciation; a fund of funds.(4) This fund is not available in contracts issued on or after February 8, 2016.
•	LVIP Wellington Capital Growth Fund (Service Class): Capital growth.
•	LVIP Wellington Mid-Cap Value Fund (Service Class): Long-term capital appreciation.
MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company
•	MFS® VIT Growth Series (Initial Class): Capital appreciation.
•	MFS® VIT Total Return Series (Initial Class): Total return.
•	MFS® VIT Utilities Series (Initial Class): Total return.
MFS® Variable Insurance Trust II, advised by Massachusetts Financial Services Company
•	MFS® VIT II Core Equity Portfolio (Service Class):
Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management, Inc.
•	Mid Cap Intrinsic Value Portfolio (I Class): Growth of capital.
PIMCO Variable Insurance Trust, advised by PIMCO
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class): Maximum real return.
Putnam Variable Trust, advised by Putnam Investment Management, LLC
•	Global Health Care Fund (Class IB): Capital appreciation.
•	Growth & Income Fund (Class IB): Capital growth and current income.
(1)	Investments in Delaware Investments VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Delaware Investment Advisors, a series of Delaware Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series or Funds or accounts, the repayment of capital from the Series or Funds or account, or any particular rate of return.
(2)	The Index this portfolio is managed to (the “Index”) is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (“Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and
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sublicensed for certain purposes by Licensee. Licensee’s product(s) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
(3)	The fund’s risk management style is not a guarantee, and the fund’s shareholders may experience losses. The fund employs hedging strategies designed to provide for downside protection during sharp downward movements in equity markets. The use of hedging strategies could limit the upside participation of the fund in rising equity markets relative to other un-hedged funds and the effectiveness of such strategies may be impacted during periods of rapid or extreme market events.
(4)	The fund’s managed volatility strategy is not a guarantee, and the fund’s shareholders may experience losses. The fund employs hedging strategies designed to reduce overall portfolio volatility. The use of these hedging strategies could limit the upside participation of the fund in rising equity markets relative to un-hedged funds and the effectiveness of such strategies may be impacted during periods of rapid or extreme market events.
Fund Shares
We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first Subaccount and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.
Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.
When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.
The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.
Reinvestment of Dividends and Capital Gain Distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.
Addition, Deletion or Substitution of Investments
We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.
Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund’s shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after approval from the SEC.
We may also:
•	remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
•	transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;
•	combine the VAA with other separate accounts and/or create new separate accounts;
•	deregister the VAA under the 1940 Act; and
•	operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.
We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.
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Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.
Our administrative services include:
•	processing applications for and issuing the contracts;
•	processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services – See Additional Services and the SAI for more information on these programs);
•	maintaining records;
•	administering Annuity Payouts;
•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
•	reconciling and depositing cash receipts;
•	providing contract confirmations;
•	providing toll-free inquiry services; and
•	furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.
The risks we assume include:
•	the risk that lifetime payments to individuals from Living Benefit Riders will exceed the Contract Value;
•	the risk that Death Benefits paid will exceed the actual Contract Value;
•	the risk that, if a Guaranteed Income Benefit rider is in effect, the required Regular Income Payments will exceed the Account Value;
•	the risk that Annuitants upon which Annuity Payouts are based live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
•	the risk that more Contractowners than expected will qualify for waivers of the surrender charge;
•	the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the surrender charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.
Deductions from the VAA
For the base contract, we apply to the average daily net asset value of the Subaccounts a charge which is equal to an annual rate of:
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Mortality and expense risk charge	1.25%
Administrative charge	0.15%
Total annual charge for each Subaccount	1.40%
Surrender Charge
A surrender charge applies (except as described below) to surrenders and withdrawals of Purchase Payments that have been invested for the periods indicated below. The surrender charge is calculated separately for each Purchase Payment. The contract anniversary is the annually occurring date beginning with the effective date of the contract. For example, if the effective date of your contract is January 1st, your contract anniversary would be on January 1st of each subsequent year.
	Number of contract anniversaries since Purchase Payment was invested
	0	1	2	3	4	5	6	7+
Surrender charge as a percentage of the surrendered or withdrawn Purchase Payments	6%	6%	5%	4%	3%	2%	1%	0
A surrender charge does not apply to:
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•	A surrender or withdrawal of a Purchase Payment beyond the seventh anniversary since the Purchase Payment was invested;
•	Withdrawals of Contract Value during a Contract Year to the extent that the total Contract Value withdrawn during the current Contract Year does not exceed the free amount which is equal to 15% of the total Purchase Payments (this does not apply upon surrender of the contract);
•	A surviving spouse at the time he or she assumes ownership of the contract as a result of the death of the original owner (however, surrender charge schedule of the original contract will continue to apply to the spouse's contract);
•	A surrender of the contract as a result of the death of the Contractowner, joint owner or Annuitant;
•	Purchase Payments when used in the calculation of the initial periodic income payment and the initial Account Value under the i4LIFE® Advantage option or the Contract Value applied to calculate the benefit amount under any Annuity Payout option made available by us;
•	Regular Income Payments made under i4LIFE® Advantage, including any payments to provide the 4LATER® Advantage or i4LIFE® Advantage Guaranteed Income Benefits, or periodic payments made under any Annuity Payout option made available by us;
•	Withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity® Advantage, Lincoln Lifetime IncomeSM Advantage or the Guaranteed Annual Income amount under Lincoln Market SelectSM Advantage or any version of Lincoln Lifetime IncomeSM Advantage 2.0, subject to certain conditions.
For purposes of calculating the surrender charge on withdrawals, we assume that:
1.	The free amount will be withdrawn from Purchase Payments on a first in-first out (“FIFO”) basis.
2.	Prior to the seventh anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
•	from Purchase Payments (on a FIFO basis) until exhausted; then
•	from earnings until exhausted.
3.	On or after the seventh anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
•	from Purchase Payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
•	from earnings until exhausted; then
•	from Purchase Payments (on a FIFO basis) to which a surrender charge still applies until exhausted.
We apply the surrender charge as a percentage of Purchase Payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your Contract Value has increased or decreased. The surrender charge is calculated separately for each Purchase Payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when Contractowners surrender or withdraw before distribution costs have been recovered.
If the Contractowner is a corporation or other non-individual (non-natural person), the Annuitant or joint Annuitant will be considered the Contractowner or joint owner for purposes of determining when a surrender charge does not apply.
Transfer Fee
We reserve the right to charge a fee of up to $10 for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging, portfolio rebalancing and cross-reinvestment transfers. The transfer charge will not be imposed on the first 12 transfers during the Contract Year.
Rider Charges
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. The deduction of a rider charge will be noted on your quarterly statement.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Charge. While this rider is in effect, there is a charge for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). The current annual rider charge rate is 1.05% (0.2625% quarterly) for the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) single life option and 1.25% (0.3125% quarterly) for the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) joint life option. The charge rate for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) also applies to an older version of this rider, Lincoln Lifetime IncomeSM Advantage 2.0, which is no longer available for purchase.
The charge is based on the Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Automatic Annual Step-ups, and 5% Enhancements, and decreased for Excess Withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider's effective date. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge is based on the Income Base. Refer
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to The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) – Income Base for a discussion and example of the impact of the changes to the Income Base.
Since the Automatic Annual Step-up could increase your Income Base every Benefit Year (if all conditions are met), the charge rate could also increase every Benefit Year, but the rate will never exceed the guaranteed maximum annual charge rate of 2.00%. If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, your current charge rate will remain in effect and the Income Base will be returned to the Income Base immediately prior to the step-up, adjusted for additional Purchase Payments or Excess Withdrawals. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you want to opt out of subsequent Automatic Annual Step-ups.
The 5% Enhancement to the Income Base (less Purchase Payments received in the preceding Benefit Year) occurs if a 10-year Enhancement Period is in effect as described further in the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) section. During the first ten Benefit Years, an increase in the Income Base as a result of the 5% Enhancement will not cause an increase in the annual rider charge rate but will increase the dollar amount of the charge. After the tenth Benefit Year anniversary, the annual rider charge rate may increase each time the Income Base increases as a result of the 5% Enhancement, but the charge rate will never exceed the guaranteed maximum annual charge rate of 2.00%. If your charge rate is increased, you may opt-out of the 5% Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your charge rate to change. If you opt out of the 5% Enhancement, your current charge rate will remain in effect, and the Income Base will be returned to the prior Income Base. This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time thereafter (if an enhancement would cause your charge rate to increase) if you do not want the 5% Enhancement.
The annual rider charge rate will increase to the then current rider charge rate not to exceed the guaranteed maximum annual charge rate, if after the first Benefit Year anniversary cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt-out of this rider charge rate increase. See The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) – Income Base.
The rider charge will be discontinued upon termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death) or surrender of the contract, or the election of an Annuity Payout option, including i4LIFE® Advantage.
If the Contract Value is reduced to zero while the Contractowner is receiving a Guaranteed Annual Income, no further rider charge will be deducted.
Lincoln Market SelectSM Advantage Charge. While this rider is in effect, there is a charge for Lincoln Market SelectSM Advantage which is deducted quarterly. The current initial annual rider charge rate is 0.95% (0.2375% quarterly) for the single life option and 1.15% (0.2875% quarterly) for the joint life option.
The charge is based on the Income Base (Contract Value at the time of election) as increased for subsequent Purchase Payments and Automatic Annual Step-ups, and as decreased for Excess Withdrawals. We will deduct the charge for this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the quarterly anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases because the charge is based on the Income Base.
Since the Automatic Annual Step-up could increase your Income Base every Benefit Year (if all conditions are met), the charge rate could also increase every Benefit Year, but the rate will never exceed the guaranteed maximum annual charge rate of 2.25% (2.45% joint life option). If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, your current charge rate will remain in effect and the Income Base will be returned to the Income Base immediately prior to the step-up, adjusted for additional Purchase Payments or Excess Withdrawals, if any. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you do not want the Automatic Annual Step-up.
The annual rider charge rate will increase to the then current rider charge rate not to exceed the guaranteed maximum annual charge rate, if after the first Benefit Year anniversary cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt-out of this rider charge rate increase. See The Contracts – Living Benefit Riders – Lincoln Market SelectSM Advantage – Income Base.
The rider charge will be discontinued upon the termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death), surrender of the contract, or the election of an Annuity Payout option, including i4LIFE® Advantage.
If the Contract Value is reduced to zero while the Contractowner is receiving the Guaranteed Annual Income, no further rider charge will be deducted.
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Lincoln Lifetime IncomeSM Advantage Charge (no longer available). While this rider is in effect, there is a charge for Lincoln Lifetime IncomeSM Advantage. The current annual rider charge rate is 0.90% of the Guaranteed Amount (0.225% quarterly). For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. See The Contracts - Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage – Guaranteed Amount for a description of the calculation of the Guaranteed Amount.
The charge is based on the Guaranteed Amount as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements, and the 200% step-up and decreased for withdrawals. The 200% step-up is not available for riders purchased on and after October 5, 2009. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to – Lincoln Lifetime IncomeSM Advantage – Guaranteed Amount for a discussion and example of the impact of the changes to the Guaranteed Amount.
The annual rider charge rate may increase each time the Guaranteed Amount increases as a result of the Automatic Annual Step-up, but the charge rate will never exceed the guaranteed maximum annual charge rate of 1.50% of the Guaranteed Amount. Therefore, your charge rate for this rider could increase every Benefit Year anniversary up to the stated maximum. If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your charge rate to change. This opt out will only apply for this particular Automatic Annual Step-up and is not available if additional Purchase Payments would cause your charge rate to increase (see below). You will need to notify us each time the charge rate increases if you do not want the Automatic Annual Step-up.
An increase in the Guaranteed Amount as a result of the 5% Enhancement or 200% step-up will not cause an increase in the annual rider charge rate but will increase the dollar amount of the charge.
Once cumulative additional Purchase Payments into your annuity contract after the first Benefit Year equal or exceed $100,000, any additional Purchase Payment will potentially cause the charge rate for your rider to change to the current charge rate in effect on the next Benefit Year anniversary, but the charge rate will never exceed the guaranteed maximum annual charge rate. The new charge rate will become effective on the Benefit Year anniversary.
The rider charge will be discontinued upon termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death) or surrender of the contract.
If the Guaranteed Amount is reduced to zero while the Contractowner is receiving a lifetime Maximum Annual Withdrawal, no rider charge will be deducted.
4LATER® Advantage (Managed Risk) Charge. While this rider is in effect, there is a charge for 4LATER® Advantage (Managed Risk). The current annual rider charge rate is 1.05% (0.2625% quarterly) for the single life option and 1.25% (0.3125% quarterly) for the joint life option.
The charge is based on the Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Automatic Annual Step-ups and 5% Enhancements and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge is based on the Income Base. Refer to The Contracts – Living Benefit Riders – 4LATER® Advantage (Managed Risk) – Income Base for a discussion and example of the impact of the changes to the Income Base.
The annual charge rate may increase each time the Income Base increases as a result of the Automatic Annual Step-up, but the rate will never exceed the guaranteed maximum annual charge rate of 2.00%. An Automatic Annual Step-up is a feature that will increase the Income Base to equal the Contract Value on a Benefit Year anniversary if all conditions are met. The Benefit Year is a 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Therefore, your charge rate could increase every Benefit Year anniversary up to the stated maximum. If your charge rate is increased, you may opt-out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your charge rate to change. If you opt out of the step-up, your current charge rate will remain in effect and the Income Base will be returned to the prior Income Base subject to withdrawals. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you do not want the Automatic Annual Step-up.
The 5% Enhancement to the Income Base (less Purchase Payments received in the preceding Benefit Year) occurs if a 10-year Enhancement Period is in effect as described further in the 4LATER® Advantage (Managed Risk) section. During the first ten Benefit Years an increase in the Income Base as a result of the 5% Enhancement will not cause an increase in the annual rider charge rate but will increase the dollar amount of the charge. After the tenth Benefit Year anniversary the charge rate may increase each time the
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Income Base increases as a result of the 5% Enhancement, but the charge rate will never exceed the guaranteed maximum annual charge rate of 2.00%. If your charge rate is increased, you may opt-out of the 5% Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your charge rate to change. If you opt out of the 5% Enhancement, your current charge rate will remain in effect and the Income Base will be returned to the prior Income Base adjusted for withdrawals. This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time thereafter (if an enhancement would cause your charge rate to increase) if you do not want the 5% Enhancement.
The charge rate will increase to the then current annual charge rate, if after the first Benefit Year anniversary, cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt-out of this rider charge increase. See the 4LATER® Advantage (Managed Risk) – Income Base.
The rider charge will be discontinued upon termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death) or surrender of the contract.
Lincoln SmartSecurity® Advantage Charge (no longer available). While this rider is in effect, there is a charge for Lincoln SmartSecurity® Advantage. The current annual charge rate is:
1) 0.85% of the Guaranteed Amount (0.2125% quarterly) for Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, single life option (and also the prior version of Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up) (for riders purchased prior to December 3, 2012, the current annual charge rate will increase from 0.65% to 0.85% at the end of the 10-year annual step-up period if a new 10-year period is elected); or
2) 1.00% of the Guaranteed Amount (0.25% quarterly) for Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, joint life option (for riders purchased prior to December 3, 2012, the current annual charge rate will increase from 0.80% to 1.00% at the end of the 10-year annual step-up period if a new 10-year period is elected). See The Contracts – Living Benefit Riders – Lincoln SmartSecurity® Advantage – Guaranteed Amount for a description of the calculation of the Guaranteed Amount.
The charge is based on the Guaranteed Amount (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments and step-ups and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to Lincoln SmartSecurity® Advantage – Guaranteed Amount for a discussion and example of the impact of changes to the Guaranteed Amount.
Under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary up to and including the tenth Benefit Year if conditions are met as described in the Lincoln SmartSecurity® Advantage section. Additional 10-year periods of step-ups may be elected. The annual rider charge rate will not change upon each automatic step-up of the Guaranteed Amount within the 10-year period.
If you elect to step-up the Guaranteed Amount for another 10-year step-up period (including if we administer the step-up election for you or if you make a change from a joint life to a single life option after a death or divorce), a portion of that rider charge, based on the number of days prior to the step-up, will be deducted on the Valuation Date of the step-up based on the Guaranteed Amount immediately prior to the step-up. This deduction covers the cost of the rider from the time of the previous deduction to the date of the step-up. After a Contractowner's step-up, we will deduct the rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the rider charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed), but it will never exceed the guaranteed maximum annual charge rate of 1.50%. If you never elect to step-up your Guaranteed Amount, your rider charge rate will never change, although the amount we deduct will change as the Guaranteed Amount changes. The rider charge will be discontinued upon the earlier of the Annuity Commencement Date, election of i4LIFE® Advantage or termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except upon death) or surrender of the contract.
4LATER® Advantage Charge (no longer available). Prior to the Periodic Income Commencement Date (which is defined as the Valuation Date the initial Regular Income Payment under i4LIFE® Advantage is determined), the annual 4LATER® charge rate is currently 0.65% of the Income Base. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.50% to 0.65% upon the next election to reset the Income Base. The Income Base (an amount equal to the initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election if elected after the contract effective date), as adjusted, is a value that will be used to calculate the 4LATER® Guaranteed Income Benefit. The Income Base is increased for subsequent Purchase Payments, automatic 15% enhancements and resets, and decreased for withdrawals. An amount equal to the quarterly 4LATER® rider charge rate multiplied by the Income Base will be deducted from the Subaccounts on every three-month anniversary of the later of the 4LATER® rider effective date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each Subaccount on the Valuation Date the 4LATER® rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base
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will change is when there are additional Purchase Payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a reset to the current Account Value.
Upon a reset of the Income Base, a portion of the rider charge, based on the number of days prior to the reset, will be deducted on the Valuation Date of the reset based on the Income Base immediately prior to the reset. This deduction covers the cost of the 4LATER® rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER® rider charge for the reset Income Base on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the reset. At the time of the reset, the annual charge rate will be the current charge rate in effect at the time of reset. At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge will change to the current charge in effect at the time of the reset, not to exceed the guaranteed maximum charge rate of 1.50% of the Income Base. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us. If you never elect to reset your Income Base, your 4LATER® rider charge rate will never change, although the amount we deduct will change as your Income Base changes.
Prior to the Periodic Income Commencement Date, a portion of the 4LATER® rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the 4LATER® rider for any reason other than death. On the Periodic Income Commencement Date, a portion of the 4LATER® rider charge, based on the number of days the rider was in effect that quarter, will be made to cover the cost of 4LATER® since the previous deduction.
i4LIFE® Advantage Charge. While this rider is in effect, there is a daily charge for i4LIFE® Advantage that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE® Advantage becomes effective, less any applicable premium taxes. During the Access Period, your Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made, as well as any withdrawals.
The annual i4LIFE® Advantage charge rate during the Access Period is: 1.65% for the i4LIFE® Advantage Account Value Death Benefit; and 1.85% for the i4LIFE® Advantage EGMDB. During the Lifetime Income Period, the rate for all Death Benefit options is 1.65%. This rate consists of a mortality and expense risk charge, and an administrative charge (charges for the Guaranteed Income Benefit are not included and are listed below). These charge rates replace the Separate Account Annual Expenses for the base contract. i4LIFE® Advantage and the charge will begin on the Periodic Income Commencement Date, which is the Valuation Date on which the Regular Income Payment is determined and the beginning of the Access Period. Refer to the i4LIFE® Advantage section for explanations of the Account Value, the Access Period, the Lifetime Income Period, and the Periodic Income Commencement Date. Purchasers of any version of Lincoln Lifetime IncomeSM Advantage 2.0 , Lincoln Market SelectSM Advantage or 4LATER® Advantage (Managed Risk) pay different charges for i4LIFE® Advantage. See i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER® Advantage (Managed Risk).
i4LIFE® Advantage with Guaranteed Income Benefit Charge. Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4) are each subject to a current annual charge rate of 0.65% of the Account Value (0.50% for versions 1, 2 and 3) (single life option), which is added to the i4LIFE® Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows: 2.30% (2.15% for version 1, 2 and 3) for the i4LIFE® Advantage Account Value Death Benefit; and 2.50% (2.35% for version 1, 2 and 3) for the i4LIFE® Advantage EGMDB.
If you elect the joint life option, Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4) are each subject to a current annual charge rate of 0.85% of the Account Value which is added to the i4LIFE® Advantage charge rate for a total current charge rate, computed daily as follows: 2.50% for the i4LIFE® Advantage Account Value Death Benefit; and 2.70% for the i4LIFE® Advantage EGMDB. These charge rates replace the Separate Account Annual Expenses for the base contract.
The Guaranteed Income Benefit annual charge rate will not change unless there is an automatic step-up of the Guaranteed Income Benefit or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later in the i4LIFE® Advantage section of this prospectus). At the time of the step-up, the Guaranteed Income Benefit charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 2.00% (Managed Risk and version 4) or 1.50% (version 2 and version 3) of the Account Value. If we automatically administer the step-up (Managed Risk and version 4) or step-up period election (versions 2 or 3) for you and your charge rate is increased, you may ask us to reverse the step-up or the step-up period election by giving us notice within 30 days after the date on which the step-up or the step-up period election occurred. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the charge rate to the charge rate in effect before the step-up or the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For version 2 and version 3, you will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of this prospectus). For (Managed Risk and version 4), future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up will result in an increase to the current charge rate so that you may give us timely notice if you wish to reverse a step-up. Version 1 does not step-up; therefore the charge does not change.
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After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate, but the i4LIFE® Advantage charge will continue.
Currently, i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and i4LIFE® Advantage Guaranteed Income Benefit (version 4) are the only versions available for purchase unless you are guaranteed the right to elect a prior version under another Living Benefit Rider.
i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0, or 4LATER® Advantage (Managed Risk). If you previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER® Advantage (Managed Risk) (“Prior Rider”), you may carry over certain features of that rider to elect the version of i4LIFE® Advantage Guaranteed Income Benefit (version 4 or Managed Risk) available to you. If you make this election, your current charge rate of the Prior Rider will be the initial charge rate for your i4LIFE® Advantage Guaranteed Income Benefit rider.
This charge rate is in addition to the daily mortality and expense risk and administrative charge of the base contract for your Death Benefit option set out under Deductions from the VAA. The charges and calculations described earlier in i4LIFE® Advantage Guaranteed Income Benefit will not apply.
The discussion below applies to all of the Prior Riders listed above, unless otherwise indicated.
The charge for i4LIFE® Advantage Guaranteed Income Benefit is deducted quarterly, starting with the first three-month anniversary of the effective date of i4LIFE® Advantage and every three months thereafter. The total annual subaccount charge for the Death Benefit you have elected on your base contract also applies. The current annual initial charge rate for i4LIFE® Advantage Guaranteed Income Benefit is 1.05% (0.2625% quarterly) for the single life option and 1.25% (0.3125% quarterly) for the joint life option, unless Lincoln Market SelectSM Advantage was your Prior Rider. If Lincoln Market SelectSM Advantage was your Prior Rider, the current initial charge rate for i4LIFE® Advantage Guaranteed Income Benefit is 0.95% (0.2375% quarterly) for the single life option and 1.15% (0.2875% quarterly) for the joint life option. The charge is a percentage of the greater of the Income Base or the Account Value. The total annual Subaccount charges of 1.40% for the EGMDB also apply. Contractowners are guaranteed that in the future the guaranteed maximum charge rate for i4LIFE® Advantage Guaranteed Income Benefit will be the guaranteed maximum charge rate that was in effect at the time they purchased the Prior Rider.
The charge will not change unless there is an automatic step-up of the Guaranteed Income Benefit (described later in the i4LIFE® Advantage section of this prospectus). At such time, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increased and 2) the charge will also increase by the percentage of any increase to the current charge rate of the Prior Rider. (The Prior Rider charge rate continues to be used as a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) This means that the charge may change annually. The charge may also be reduced if a withdrawal above the Regular Income Payment is taken. The dollar amount of the rider charge will be reduced in the same proportion that the withdrawal reduced the Account Value. The annual dollar amount is divided by four (4) to determine the quarterly charge.
The following example shows how the initial charge for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is calculated as well as adjustments due to increases to the Guaranteed Income Benefit (Managed Risk) and the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) charge rate. The example is a nonqualified contract and assumes the Contractowner is a 60-year old male on the effective date of electing i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). Pursuant to the provisions of the Guaranteed Income Benefit (Managed Risk) the initial Guaranteed Income Benefit is set at 4% of the Income Base based upon the Contractowner’s age (see Guaranteed Income Benefit (Managed Risk) for a more detailed description). The example also assumes that the current charge rate for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is 1.05% (single life option). The first example demonstrates how the initial charge is determined for an existing contract with an Account Value and Income Base. (The same calculation method applies to the purchases of other Prior Riders, except the initial Guaranteed Income Benefit rates and charges may vary, as set forth in the Guaranteed Income Benefit description later in this prospectus.)
1/1/14 Initial i4LIFE® Advantage Account Value	$100,000
1/1/14 Income Base as of the last Valuation Date under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)	$125,000
1/1/14 Initial Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) ($125,000 x 1.05%) the current charge for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is assessed against the Income Base since it is larger than the Account Value	$1,312.50
1/2/14 Amount of initial i4LIFE® Advantage Regular Income Payment (an example of how the Regular Income Payment is calculated is shown in the SAI)	$5,173
1/2/14 Initial Guaranteed Income Benefit (4% x $125,000 Income Base)	$5,000
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The next example shows how the charge will increase if the Guaranteed Income Benefit is stepped up to 75% of the Regular Income Payment.
1/2/15 Recalculated Regular Income Payment (due to market gain in Account Value)	$6,900
1/2/15 New Guaranteed Income Benefit (75% x $6,900 Regular Income Payment)	$5,175
1/2/15 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) ($1,312.50 x ($5,175/$5,000)) Prior charge x [ratio of increased Guaranteed Income Benefit to prior Guaranteed Income Benefit]	$1,358.44
If the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) charge has also increased, subject to a maximum charge rate of 2.00%, the i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) charge will increase upon a step-up. (The Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) charge continues to be used in the calculation of the i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) charge.)
Continuing the above example:
1/2/15 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)	$1,358.44
1/2/16 Recalculated Regular Income Payment (due to Account Value increase)	$7,400
1/2/16 New Guaranteed Income Benefit (75% x $7,400 Regular Income Payment)	$5,550
Assume the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) charge rate increases from 1.05% to 1.15%.
1/2/16 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) ($1,358.44 x ($5,550/$5,175) x (1.15%/1.05%))	$1,595.63
The new annual charge for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is $1,595.63 which is equal to the current annual charge of $1,358.44 multiplied by the percentage increase of the Guaranteed Income Benefit ($5,550/$5,175) and then multiplied by the percentage increase to the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) current charge rate (1.15%/1.05%).
If the charge rate of your Prior Rider is increased, we will notify you in writing. You may contact us in writing or at the telephone number listed on the first page of this prospectus to reverse the step-up within 30 days after the date on which the step-up occurred. If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. If the Guaranteed Income Benefit increased due to the step-up we would decrease the Guaranteed Income Benefit to the Guaranteed Income Benefit in effect before the step-up occurred, reduced by any additional withdrawals. Future step-ups as described in the rider would continue.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, i4LIFE® Advantage will also be terminated and the i4LIFE® Advantage Guaranteed Income Benefit charge will cease. A portion of the i4LIFE® Advantage Guaranteed Income Benefit charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider.
i4LIFE® Advantage with 4LATER® Guaranteed Income Benefit Charge for Contractowners who previously purchased 4LATER® Advantage. The 4LATER® Guaranteed Income Benefit current annual rider charge rate for purchasers who previously purchased 4LATER® Advantage is 0.65% of the Account Value, which is added to the i4LIFE® Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows: 2.30% for the i4LIFE® Advantage Account Value Death Benefit; and 2.50% for the i4LIFE® Advantage EGMDB. (For riders purchased before January 20, 2009, the current annual charge rate is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE® Advantage payout phase.
On and after the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge will be added to the i4LIFE® Advantage charge rate as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER® charge because after the Periodic Income Commencement Date, when the 4LATER® Guaranteed Income Benefit is established, the Income Base is no longer applicable. The 4LATER® charge rate is the same immediately before and after the Periodic Income Commencement Date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the Periodic Income Commencement Date and then multiplied by the average daily Account Value after the Periodic Income Commencement Date.
After the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge rate will not change unless the Contractowner elects additional 15-year step-up periods during which the 4LATER® Guaranteed Income Benefit (described later) is stepped-up to 75% of the current Regular Income Payment. At the time of a reset of the 15-year step-up period, the 4LATER® Guaranteed Income Benefit charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 1.50% of Account Value. After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost). If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up occurred.
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After the Periodic Income Commencement Date, if the 4LATER® Guaranteed Income Benefit is terminated, the 4LATER® Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE® Advantage Guaranteed Income Benefit (version 2 or 3), the Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge rate of 0.50% of the Account Value, which is added to the i4LIFE®Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows: 2.15% for the i4LIFE® Advantage Account Value Death Benefit; and 2.35% for the i4LIFE® Advantage EGMDB.
Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase Lincoln Lifetime IncomeSM Advantage.
The Guaranteed Income Benefit charge rate will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later). At the time you elect a new step-up period, the charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your charge rate is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE® Advantage section of this prospectus).
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
Deductions for Premium Taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.
The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 5%. Currently, there is no premium tax levied for New York residents.
Other Charges and Deductions
The surrender, withdrawal or transfer of value from a Guaranteed Period may be subject to the Market Value Adjustment, if applicable. See Fixed Side of the Contract.
The mortality and expense risk and administrative charge of 1.40% of the value in the VAA will be assessed on all variable Annuity Payouts (except for i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.
There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.
Additional Information
The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
•	the use of mass enrollment procedures,
•	the performance of administrative or sales functions by the employer,
•	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
•	any other circumstances which reduce distribution or administrative expenses.
The exact amount of charges and fees applicable to a particular contract will be stated in that contract.
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The Contracts
Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a registered representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you either directly or through your registered representative. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Servicing Office approval.
When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Servicing Office, an initial Purchase Payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial Purchase Payment to your agent, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your agent’s broker-dealer. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Purchase Payment within two business days.
Who Can Invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be under age 86. Certain Death Benefit options may not be available at all ages. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.
In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner’s account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA to a segregated interest-bearing account maintained for the Contractowner, and held in that account until instructions are received from the appropriate regulator.
Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.
If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.
Replacement of Existing Insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase a contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of, or transfer into, this contract. A registered representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.
Purchase Payments
You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $10,000 for a non-qualified plan, and $2,000 for a qualified plan. The minimum annual amount for additional Purchase Payments is $100. Please check with your registered representative about making additional Purchase Payments. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.
Purchase Payments totaling $2 million or more are subject to Servicing Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® contracts) for the same Contractowner, joint owner, and/or Annuitant. If you elect a Living Benefit Rider, you may be subject to further restrictions in terms of your ability to make additional Purchase Payments, as more fully described below. We may surrender your contract in accordance with New York law, if your Contract Value drops below $2,000 for any reason, including if your Contract
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Value drops due to the performance of the Subaccounts you selected. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first. Upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
If you elect a Living Benefit Rider (other than i4LIFE® Advantage Guaranteed Income Benefit), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. If you elect any version of i4LIFE® Advantage Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Periodic Income Commencement Date. If you elect i4LIFE® Advantage without Guaranteed Income Benefit, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts.
These restrictions and limitations mean that you will be limited in your ability to increase your Contract Value (or Account Value under i4LIFE® Advantage with any version of Guaranteed Income Benefit) and/or increase the amount of any guaranteed benefit under a Living Benefit Rider by making additional Purchase Payments to the contract. You should carefully consider these limitations and restrictions, and any other limitations and restrictions of the contract, and how they may impact your long-term investment plans, especially if you intend to increase Contract Value (or Account Value under i4LIFE® Advantage Guaranteed Income Benefit) by making additional Purchase Payments over a long period of time. Please contact your registered representative and refer to the Living Benefit Riders section of this prospectus for additional information on any restrictions that may apply to your Living Benefit Rider.
Valuation Date
Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.
Allocation of Purchase Payments
Purchase Payments allocated to the variable side of the contract are placed into the VAA’s Subaccounts, according to your instructions. You may also allocate Purchase Payments to the fixed account, if available.
The minimum amount of any Purchase Payment which can be put into any one Subaccount is $100, or $2,000 for a fixed account. The minimum amount of any Purchase Payment which can be put into a Guaranteed Period of the fixed account is $2,000.
If we receive your Purchase Payment from you or your broker-dealer in Good Order at our Servicing Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time), we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. If we receive your Purchase Payment in Good Order after market close, we will use the Accumulation Unit value computed on the next Valuation Date. If you submit your Purchase Payment to your registered representative, we will generally not begin processing the Purchase Payment until we receive it from your representative’s broker-dealer. If your broker-dealer submits your Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Purchase Payment to us, and your Purchase Payment was placed with your broker-dealer prior to market close then we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. If your Purchase Payment was placed with your broker-dealer after market close, then we will use the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances, Purchase Payments received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund’s investments perform, but also upon the expenses of the VAA and the underlying funds.
Valuation of Accumulation Units
Purchase Payments allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payments are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:
1.	The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus
2.	The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and
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3.	The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.
The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.
Transfers On or Before the Annuity Commencement Date
After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer among Subaccounts involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received. Currently, there is no charge to you for a transfer. However, we reserve the right to impose a $10 fee for transfers after the first 12 times during a Contract Year. Transfers are limited to twelve (12) (within and/or between the variable and fixed Subaccounts) per Contract Year unless otherwise authorized by Lincoln New York. Lincoln New York reserves the right to require a 30 day minimum time period between each transfer. Transfers made as a part of an automatic transfer program will not be counted against these twelve transfers.
The minimum amount which may be transferred between Subaccounts is $100 (or the entire amount in the Subaccount, if less than $100). If the transfer from a Subaccount would leave you with less than $50 in the Subaccount, we may transfer the total balance of the Subaccount. Transfers will also be subject to any restrictions that may be imposed by the funds themselves.
A transfer request may be made to our Servicing Office in writing, or by fax or other electronic means. A transfer request may also be made by telephone provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Servicing Office before the close of the New York Stock Exchange (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date.
There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances transfers received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
If your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $50 in the Subaccount, we may transfer the total amount to the fixed side of the contract.
You may also transfer part of the Contract Value from a fixed account to the Subaccount(s) subject to the following restrictions:
•	total fixed account transfers are limited to 15% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $100 or, if less, the amount in the fixed account.
Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE® Advantage transfers) may be subject to Market Value Adjustments, if applicable. For a description of the Market Value Adjustment, see the Fixed Side of the Contract - Guaranteed Periods and Market Value Adjustments.
Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the Subaccounts. You should carefully consider whether the fixed account meets your investment criteria.
Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.
Telephone and Electronic Transactions
A surrender, withdrawal, or transfer request may be made to our Servicing Office using a fax or other electronic means. In addition, withdrawal and transfer requests may be made by telephone, subject to certain restrictions. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed to the Contractowner on the next Valuation Date.
Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these
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problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Servicing Office.
Market Timing
Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with “market timing” transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.
In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.
You should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds’ ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from Contractowners engaged in disruptive trading activity, the fund may reject the entire omnibus order.
Our Market Timing Procedures detect potential “market timers” by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.
We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.
Once a Contractowner has been identified as a “market timer” under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this “original signature” restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.
Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.
Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity.
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In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.
Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund’s investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.
Transfers After the Annuity Commencement Date
You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment. Once elected, the fixed annuity payment is irrevocable.
These provisions also apply during the i4LIFE® Advantage Lifetime Income Period. See i4LIFE® Advantage.
Ownership
The Contractowner on the date of issue will be the person or entity designated in the contract specifications. The Contractowner of a nonqualified contract may name a joint owner.
As Contractowner, you have all rights under the contract. According to New York law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Assignments may have an adverse impact on any Death Benefit or benefits offered under Living Benefit Riders in this product and may be prohibited under the terms of a particular rider. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.
Joint Ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.
Annuitant
The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant (unless you are a tax-exempt entity, then you can name two joint Annuitants). You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us in writing of the change. However, we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the Death Benefits or benefits offered under Living Benefit Riders. See The Contracts – Death Benefit and Living Benefit Riders. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.
Surrenders and Withdrawals
Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Servicing Office), fax, or other electronic means.
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Withdrawal requests may be made by telephone, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.
The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Servicing Office. If we receive a surrender or withdrawal request in Good Order at our Servicing Office before the close of the NYSE (normally 4:00 p.m., New York time), we will process the request using the Accumulation Unit value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Servicing Office after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., New York time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. Surrenders and withdrawals from the fixed account may be subject to the market value adjustment. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Servicing Office. The payment may be postponed as permitted by the 1940 Act.
There are charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.
The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
Additional Services
These are the additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Servicing Office. For further detailed information on these services, please see Additional Services in the SAI.
Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain Subaccounts into the Subaccounts on a monthly basis or in accordance with other terms we make available.
You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged (DCA'd) is $1,500 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Market Value Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. If you have chosen DCA from one of the Subaccounts, only the amount allocated to that DCA program will be transferred. Investment gain, if any, will remain in that Subaccount unless you reallocate it to one of the other Subaccounts. If you are enrolled in automatic rebalancing, this amount may be automatically rebalanced based on your allocation instructions in effect at the time of rebalancing. DCA does not assure a profit or protect against loss.
The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable surrender charges and Market Value Adjustments. See Charges and Other Deductions – Surrender
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Charge and Fixed Side of the Contract – Market Value Adjustment. Withdrawals under AWS will be noted on your quarterly statement. AWS is also available for amounts allocated to the fixed account, if applicable.
The cross-reinvestment service automatically transfers the Contract Value in a designated Subaccount that exceeds a baseline amount to another specific Subaccount at specific intervals. You specify the applicable Subaccounts, the baseline amount and the interval period.
Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. The fixed account is not available for portfolio rebalancing.
Only one of the three additional services (DCA, cross-reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross-reinvestment running simultaneously.
Asset Allocation Models
Your registered representative may discuss asset allocation models with you to assist you in deciding how to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. The models listed below were designed and prepared by the Company, in consultation with SSGA Funds Management, Inc., for use by Lincoln Financial Distributors, Inc. (LFD), the principal underwriter of the contracts. LFD provides models to broker-dealers who may offer the models to their own clients. The models do not constitute investment advice and you should consult with your registered representative to determine whether you should utilize a model or which model is suitable for you based upon your goals, risk tolerance and time horizon.
Each model invests different percentages of Contract Value in some or all of the LVIP Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model’s asset allocation strategy. You may not make transfers among the Subaccounts. We will proportionately deduct any withdrawals you make from the Subaccounts in the asset allocation model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.
Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help reduce volatility and boost returns over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models are probably not appropriate for you.
The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.
In order to maintain the model’s specified Subaccount allocation percentages, you agree to be automatically enrolled in the portfolio rebalancing option and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you desire to change your Contract Value or Purchase Payment allocation or percentages to reflect a revised or different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no charge from Lincoln for participating in a model.
The election of certain Living Benefit Riders may require that you allocate Purchase Payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the individual rider. See The Contracts – Investment Requirements.
The models are as follows:
•	The Lincoln SSGA Conservative Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately 40% in three equity Subaccounts and 60% in one fixed income Subaccount. This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes index funds exclusively.
•	The Lincoln SSGA Moderate Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately 60% in three equity Subaccounts and 40% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes index funds exclusively.
•	The Lincoln SSGA Moderately Aggressive Equity Index Model (formerly known as the Lincoln SSGA Moderately Aggressive Index
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Model) is composed of specified underlying Subaccounts representing a target allocation of approximately 80% in three equity Subaccounts and 20% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively.
•	The Lincoln SSGA Moderately Aggressive Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately 70% in three equity Subaccounts and 30% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively.
•	The Lincoln SSGA Aggressive Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately 90% in three equity Subaccounts and 10% in one fixed income Subaccount. This model seeks long term growth of capital. The model utilizes index funds exclusively.
•	The Lincoln SSGA Structured Conservative Model is composed of specified underlying Subaccounts representing a target allocation of approximately 40% in seven equity Subaccounts and 60% in one fixed income Subaccount. This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
•	The Lincoln SSGA Structured Moderate Model is composed of specified underlying Subaccounts representing a target allocation of approximately 60% in seven equity Subaccounts and 40% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
•	The Lincoln SSGA Structured Moderately Aggressive Equity Model (formerly known as the Lincoln SSGA Structured Moderately Aggressive Model) is composed of specified underlying Subaccounts representing a target allocation of approximately 80% in seven equity Subaccounts and 20% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
•	The Lincoln SSGA Structured Moderately Aggressive Model is composed of specified underlying Subaccounts representing a target allocation of approximately 70% in seven equity Subaccounts and 30% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
•	The Lincoln SSGA Structured Aggressive Model is composed of specified underlying Subaccounts representing a target allocation of approximately 90% in seven equity Subaccounts and 10% in one fixed income Subaccount. This model seeks long term growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
Your registered representative will have more information on the specific investments of each model.
Franklin Templeton Founding Investment Strategy: Through the Franklin Templeton Founding Investment Strategy, you may allocate Purchase Payments and/or Contract Values to three underlying funds as listed below. This is not an asset allocation model. If you choose to follow this strategy you will invest 100% of your Contract Value according to the strategy. You may invest in any of the three funds without adopting the strategy. Upon selection of this program you agree to be automatically enrolled in portfolio rebalancing and authorize us to automatically rebalance your Contract Value on a quarterly basis in accordance with the strategy. Confirmation of the rebalancing will appear on your quarterly statement. You may terminate the strategy at any time and reallocate your Contract Value to other investment options. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. You should consult with your registered representative to determine if this strategy is suitable for you. If you are seeking a more aggressive strategy, this strategy may not be appropriate for you.
% of Contract Value
Franklin Income VIP Fund	34%
Franklin Mutual Shares VIP Fund	33%
LVIP Franklin Templeton Global Equity Managed Volatility Fund	33%
Death Benefit
The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
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upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary

*	Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.

**	Death of Annuitant is treated like death of the Contractowner.
If the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date, a Death Benefit may be payable. You can choose the Death Benefit. Only one Death Benefit may be in effect at any one time and this Death Benefit terminates if you elect i4LIFE® Advantage or elect any other annuitization option. Generally, the more expensive the Death Benefit is, the greater the protection.
You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.
You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Servicing Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.
Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.
If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.
A Death Benefit payable on the death of the Annuitant will not be paid if the Annuitant has been changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior Annuitant.
Enhanced Guaranteed Minimum Death Benefit (EGMDB). The Enhanced Guaranteed Minimum Death Benefit is the greatest of:
•	the Contract Value as of the Valuation Date the Death Benefit is approved by us for payment;
•	the sum of all Purchase Payments, decreased proportionally by all withdrawals, partial annuitizations and premium tax incurred, if any (withdrawals less than or equal to the Guaranteed Annual Income amount under any version of the Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Market SelectSM Advantage rider or the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all Purchase Payments amount on a dollar for dollar basis. See The Contracts – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage or Lincoln Lifetime IncomeSM Advantage); or
•	the highest Contract Value on any contract anniversary (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the date of death of the deceased Contractowner, joint owner (if applicable), or Annuitant; where the highest Contract Value is increased by Purchase Payments and is decreased proportionally by partial withdrawals, partial annuitizations, and any premium taxes incurred on or subsequent to the anniversary date on which the highest Contract Value is obtained.
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On or after your 89th birthday, the amount of any Death Benefit will be the greater of: the Contract Value for the Valuation Period during which the Death Benefit election becomes effective; or the sum of all premium payments less the sum of all withdrawals.
General Death Benefit Information
Only one of these Death Benefits may be in effect at any one time. Your Death Benefit terminates on and after the Annuity Commencement Date, or if you elect i4LIFE® Advantage. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information.
If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continues the contract, we will pay a Death Benefit to the designated Beneficiary(s).
If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the contract. The U.S. Supreme Court recently held that same-sex spouses who have been married under state law will now be treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Should the surviving spouse elect to continue the contract, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. If the contract is continued in this way, the Death Benefit in effect at the time the Beneficiary elected to continue the contract will remain as the Death Benefit.
The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
•	if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or
•	if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate.
If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.
Unless the Contractowner has already selected a settlement option, the Beneficiary may choose the method of payment of the Death Benefit. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving within one year of the Contractowner’s death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy.
Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.
If the Death Benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Abandoned Property. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date a benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be “escheated”. This means that the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the
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Contractowner last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.
To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. You may update your Beneficiary designations by submitting a Beneficiary change form to our Servicing Office.
Investment Requirements
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to Investment Requirements. This means you will be limited in your choice of Subaccount investments and in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider.
If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue or add it to an existing contract. The Living Benefit Rider you purchase and the date of purchase will determine which Investment Requirements will apply to your contract. Currently, if you purchase i4LIFE® without Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Contract Value subject to such requirements.
Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns. These risk management strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The success of the adviser’s risk management strategy depends, in part, on the adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the fund’s benefit. There is no guarantee that the strategy can achieve or maintain the fund’s optimal risk targets. The fund’s performance may be negatively impacted in certain markets as a result of reliance on these strategies. In low volatility markets the volatility management strategy may not mitigate losses. In addition, the adviser may not be able to effectively implement the strategy during rapid or extreme market events. Such inefficiency in implementation could cause the fund to lose more money than investing without the risk management strategy or not realize potential gains. Any one of these factors could impact the success of the volatility management strategy, and the fund may not perform as expected.
These funds are included under Investment Requirements (particularly in the Investment Requirements for the Managed Risk riders) in part, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. Our financial interest in reducing loss and the volatility of overall Contract Values, in light of our obligations to provide benefits under the riders, may be deemed to present a potential conflict of interest with respect to the interests of Contractowners. In addition, any negative impact to the underlying funds as a result of the risk management strategies may limit contract values, which in turn may limit your ability to achieve step-ups of the benefit base under a Living Benefit Rider. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
We have divided the Subaccounts of your contract into groups and have specified the minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider (or when the rider Investment Requirements are enforced, if later). In addition, depending on when you purchased your contract, you may allocate your Contract Value and Purchase Payments in accordance with certain asset allocation models, as noted below. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.
Riders purchased prior to January 20, 2009. Contractowners who purchased the Lincoln Lifetime IncomeSM Advantage rider from December 15, 2008 through January 19, 2009 will be subject to Investment Requirements as set forth in your contract.
Riders purchased on or after January 20, 2009 and prior to June 30, 2009. Contractowners who have elected Living Benefit Riders (except for Lincoln SmartSecurity® Advantage or 4LATER® Advantage) between January 20, 2009 and June 30, 2009 are subject to the following Investment Requirements on the investments in their contracts.
You can select the percentages of Contract Value to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts in a group must comply with the specified minimum or maximum percentages for that group.
In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, on a proportionate basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement.
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At this time, the Subaccount groups are as follows:
Group 1 Investments must be at least 30% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)	Group 2 Investments cannot exceed 70% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
Templeton Global Bond VIP Fund	All other Subaccounts except as described below.
The AB VPS Global Thematic Growth Portfolio, the ClearBridge Variable Mid Cap Core Portfolio, the Delaware VIP® Emerging Markets Series, the Delaware VIP® REIT Series, the Deutsche Alternative Asset Allocation VIP Portfolio, the Franklin Templeton Founding Investment Strategy, the LVIP BlackRock Emerging Markets Managed Volatility Fund, the LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, the LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, the LVIP SSGA Emerging Markets 100 Fund and the PIMCO VIT CommodityRealReturn® Strategy are not available with these riders. The fixed account is only available for dollar cost averaging.
To satisfy these Investment Requirements, you may allocate 100% of your Contract Value or Account Value under i4LIFE® Advantage among the Subaccounts on the following list; however, if you allocate less than 100% of Contract Value or Account Value under i4LIFE® Advantage to or among these Subaccounts, then these Subaccounts will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions.
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Franklin Income VIP Fund
•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Managed Risk Profile 2010 Fund
•	LVIP Managed Risk Profile 2020 Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	MFS® VIT Total Return Series
•	Templeton Global Bond VIP Fund

To satisfy these Investment Requirements, Contract Value or i4LIFE® Advantage Account Value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the Contract Value can be allocated to one of the following models: Lincoln SSGA Structured Conservative Model, Lincoln SSGA Structured Moderate Model, Lincoln SSGA Structured Moderately Aggressive Model, Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model and Lincoln SSGA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1 or Group 2 Subaccounts as described above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
Riders purchased on or after June 30, 2009. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or 4LATER® Advantage (Managed Risk) you must allocate your Contract Value in accordance with the Investment Requirements for Managed Risk Riders section below. If you elect any other Living Benefit Rider you must allocate your Contract Value in accordance with the Investment Requirements for other Living Benefit Riders sections below, according to which rider you purchased.
For all Living Benefit Riders, you can select the percentages of Contract Value (or Account Value if i4LIFE® Advantage Guaranteed Income Benefit is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group.
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You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.
In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, on a proportionate basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement.
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Investment Requirements for Managed Risk Riders. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), or 4LATER® Advantage (Managed Risk), you must currently allocate your Contract Value among one or more of the following Subaccounts only. Not all funds may be available, refer to the “Description of the Funds” section of this prospectus for more information.
Group 1
Investments must be at least 20% (30% for riders elected prior to January 20, 2015) of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is in effect)	Group 2 Investments cannot exceed 80% (70% for riders elected prior to January 20, 2015) of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is in effect)	Group 3 Investments cannot exceed 10% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is in effect)
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund	LVIP American Century Select Mid Cap Managed Volatility Fund
LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP BlackRock Global Allocation V.I. Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP BlackRock U.S. Opportunities Managed Volatility Fund
LVIP Blended Core Equity Managed Volatility Fund
LVIP Blended Large Cap Growth Managed Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP ClearBridge Large Cap Managed Volatility Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Franklin Templeton Value Managed Volatility Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Invesco Diversified Equity-Income Managed Volatility Fund
LVIP Invesco Select Equity Managed Volatility Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP MFS International Equity Managed Volatility Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP Select Core Equity Managed Volatility Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap Managed Volatility Fund
LVIP SSGA SMID Cap Managed Volatility Fund
LVIP U.S. Growth Allocation Managed Risk Fund
	LVIP VIP Mid Cap Managed Volatility Portfolio	LVIP BlackRock Emerging Markets Managed Volatility Fund
The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account
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Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund

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Investment Requirements for other Living Benefit Riders purchased on or after January 11, 2016. For Lincoln Market SelectSM Advantage riders, and for i4LIFE® Advantage Guaranteed Income Benefit (version 4) elections on or after January 11, 2016, you must currently allocate your Contract Value among one or more of the following Subaccounts only:
Group 1 Investments must be at least 30% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)	Group 2 Investments cannot exceed 70% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)	Group 3 Investments cannot exceed 10% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
AB VPS Small/Mid Cap Value Portfolio
American Century VP Balanced Fund
BlackRock Global Allocation V.I. Fund
Delaware VIP® Small Cap Value Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP Mid Cap Portfolio
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Invesco V.I. International Growth Fund
JP Morgan Insurance Trust Global Allocation Portfolio
LVIP American Global Growth Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
LVIP Baron Growth Opportunities Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA International Index Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Mid-Cap Value Fund
MFS® VIT Growth Series
MFS® VIT Total Return Series	AB VPS Global Thematic Growth Portfolio
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
Delaware VIP® Smid Cap Growth Series
Deutsche Alternative Asset Allocation VIP Portfolio
LVIP American Global Small Capitalization Fund
LVIP BlackRock Emerging Markets Managed Volatility Fund
LVIP Clarion Global Real Estate Fund
LVIP SSGA Emerging Markets 100 Fund
MFS® VIT Utilities Series
The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account
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Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Global Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	MFS® VIT Total Return Series

Investment Requirements for other Living Benefit Riders purchased prior to January 11, 2016. If you elected a Living Benefit Rider other than Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), or 4LATER® Advantage (Managed Risk), prior to January 11, 2016, you must currently allocate your Contract Value among one or more of the following Subaccounts only:
Group 1 Investments must be at least 30% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)	Group 2 Investments cannot exceed 70% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)	Group 3 Investments cannot exceed 10% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
All other Subaccounts except those in Group 3 and as described below.	AB VPS Global Thematic Growth Portfolio
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
Deutsche Alternative Asset Allocation VIP Portfolio
LVIP BlackRock Emerging Markets Managed Volatility Fund
LVIP Clarion Global Real Estate Fund
LVIP SSGA Emerging Markets 100 Fund
MFS® VIT Utilities Series
The ClearBridge Variable Mid Cap Core Portfolio, Franklin Templeton Founding Investment Strategy, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, Templeton Global Bond VIP Fund, and PIMCO VIT CommodityRealReturn® Strategy Portfolio are not available. The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Global Income Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Managed Risk Profile 2010 Fund
•	LVIP Managed Risk Profile 2020 Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund

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•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	MFS® VIT Total Return Series
To satisfy these Investment Requirements, Contract Value may be allocated in accordance with certain asset allocation models (depending on when you purchased your contract) made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models: Lincoln SSGA Structured Conservative Model, Lincoln SSGA Structured Moderate Model, Lincoln SSGA Structured Moderately Aggressive Model, Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model and Lincoln SSGA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
Living Benefit Riders
The optional Living Benefit Riders offered under this variable annuity contract are described in the following sections. The riders offer either a minimum withdrawal benefit (Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage), a minimum Annuity Payout (i4LIFE® Advantage Guaranteed Income Benefit, 4LATER® Advantage (Managed Risk), and 4LATER® Advantage), or an income benefit (Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage and Lincoln Lifetime IncomeSM Advantage 2.0). Living Benefit Riders which are no longer available for purchase include: Lincoln SmartSecurity® Advantage, Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 and 4LATER® Advantage. Certain versions of i4LIFE® Advantage Guaranteed Income Benefit may also be unavailable unless guaranteed under a prior rider you purchased. You may not elect more than one Living Benefit Rider at any one time. Upon election of a Living Benefit Rider, you will be subject to Investment Requirements (unless you elect i4LIFE® Advantage without the Guaranteed Income Benefit).
Excess Withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. Terms and conditions may change after the contract is purchased.
The benefits and features of the optional Living Benefit Riders are separate and distinct from the downside protection strategies that may be employed by the funds offered under this contract. The riders do not guarantee the investment results of the funds.
The Living Benefit Riders provide different methods to take income from your Contract Value or receive lifetime payments and may provide certain guarantees. There are differences between the riders in the features provided as well as the charge structure. Before you elect a rider, or terminate your existing rider to elect a new rider, you should carefully review the terms and conditions of each rider. If you elect a rider at contract issue, then the rider will be effective on the contract’s effective date.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
All terms that apply to Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) apply to Lincoln Lifetime IncomeSM Advantage 2.0 except as noted. Lincoln Lifetime IncomeSM Advantage 2.0 is no longer available for purchase.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is a Living Benefit Rider available for purchase in your contract that provides:
•	Guaranteed periodic withdrawals up to the Guaranteed Annual Income amount (with certain exceptions listed later, up to the Contractowner's age 80 on qualified contracts and up to the Contractowner's age 95 (or the younger of you and your spouse if the joint life option is elected) for nonqualified contracts) which is based upon a guaranteed Income Base (an initial value equal to either your initial Purchase Payment or Contract Value, if elected after the contract's effective date);

•	Lifetime income available through i4LIFE® Advantage or the Guaranteed Annual Income Amount Annuity Payout Option which must be elected by specific ages set forth below;
•	A 5% Enhancement to the Income Base (less Purchase Payments received in the preceding Benefit Year) if greater than an Automatic Annual Step-up so long as no withdrawals are made in the preceding Benefit Year and the rider is within the Enhancement Period;
•	Automatic Annual Step-ups of the Income Base to the Contract Value if the Contract Value is equal to or greater than the Income Base after the 5% Enhancement; and
•	Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).
Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount or that are not payable to the original Contractowner or original Contractowner’s bank account (or to the original Annuitant or the original Annuitant’s bank account, if the owner is a non-natural person) (Excess Withdrawals) may significantly reduce your Income Base as well as
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your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal and will terminate the rider if the Income Base is reduced to zero. Withdrawals will also negatively impact the availability of the 5% Enhancement.
In order to purchase Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), the Purchase Payment or Contract Value (if purchased after the contract is issued) must be at least $25,000. This rider provides guaranteed, periodic withdrawals regardless of the investment performance of the contract, provided that certain conditions are met. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral. An Income Base is used to calculate the Guaranteed Annual Income payment from your contract, but is not available as a separate benefit upon death or surrender. The Income Base is equal to the initial Purchase Payment (or Contract Value if elected after contract issue), increased by subsequent Purchase Payments, Automatic Annual Step-ups and 5% Enhancements, and decreased by Excess Withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason.
This rider provides for guaranteed, periodic withdrawals up to the Guaranteed Annual Income amount commencing after the younger of you or your spouse (joint life option) reach age 55. The Guaranteed Annual Income payments are based upon specified percentages of the Income Base. The specified withdrawal percentages of the Income Base are age based and may increase over time. With the single life and joint life options, you may receive guaranteed income payments for life through the election of i4LIFE® Advantage or the Guaranteed Annual Income Amount Annuity Payout Option. If an election is not made, the Lincoln Lifetime IncomeSM Advantage 2.0 rider will terminate. Except as specified below, this election must be made by the Contractowner's age 80 for qualified contracts and up to the Contractowner's (or joint owner's if younger) age 95 for nonqualified contracts. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012 and all purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) who own their riders through the fifth Benefit Year anniversary must elect i4LIFE® Advantage or the Guaranteed Annual Income Amount Annuity Payout Option prior to age 85 for qualified contracts or age 99 for nonqualified contracts.
Lincoln New York offers other optional riders available for purchase with its variable annuity contracts. These riders provide different methods to take income from your Contract Value and may provide certain guarantees. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. Information about the relationship between Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and these other riders is included later in this discussion. Not all riders will be available at all times. You may consider purchasing Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) if you want a guaranteed income payment that may grow as you get older and may increase through the Automatic Annual Step-up or 5% Enhancement. The cost of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may be higher than other Living Benefit Riders that you may purchase in your contract. The age at which you may start receiving the Guaranteed Annual Income amount may be different than the ages that you may receive guaranteed payments under other riders.
Availability. Lincoln Lifetime IncomeSM Advantage 2.0 is no longer available for purchase.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant as well as the spouse under the joint life option must be age 85 or younger (age 76 for qualified contracts) at the time this rider is elected. You cannot elect the rider and any other Living Benefit Rider offered in your contract at the same time. You may not elect the rider if you have also elected i4LIFE® Advantage or 4LATER® Advantage (Managed Risk), which are Annuity Payout options. There is no guarantee that Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. In addition, we may make different versions of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) available to new purchasers.
If your Lincoln Lifetime IncomeSM Advantage 2.0 rider was purchased prior to April 2, 2012, you are not eligible to purchase Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) as there would be no additional benefit to you.
If you own a Living Benefit Rider (other than Lincoln Lifetime IncomeSM Advantage 2.0) and you wish to elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), you must first terminate your existing Living Benefit Rider. You must wait at least 12 months after this termination and also comply with your existing Living Benefit Rider’s termination rules, before you will be able to elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). For further information on termination rules, see the “Termination” section associated with your Living Benefit Rider. In all cases, by terminating your existing Living Benefit Rider, you will no longer be entitled to any of the benefits that have accrued under that rider.
If you purchase Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), you will be limited in your ability to invest within the Subaccounts offered within your contract. You will be required to adhere to Investment Requirements for Managed Risk Riders. If you purchased Lincoln Lifetime IncomeSM Advantage 2.0, you are required to adhere to Investment Requirements for other Living Benefit Riders.
If you elect this rider at contract issue, it will be effective on the contract’s effective date. If you elect the rider after the contract is issued, the rider will be effective on the next Valuation Date following approval by us.
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Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that.
Income Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The Income Base is not available to you as a lump sum withdrawal or a Death Benefit. The initial Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Income Base will equal your initial Purchase Payment . If you elect the rider after we issue the contract, the initial Income Base will equal the Contract Value on the effective date of the rider. The Income Base is increased by subsequent Purchase Payments, 5% Enhancements, and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Income Base is $10,000,000. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders of all Lincoln New York contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payment (not to exceed the maximum Income Base); for example, a $10,000 additional Purchase Payment will increase the Income Base by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000, the rider charge will change to the then current charge in effect on the next Benefit Year anniversary. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss.
Excess Withdrawals reduce the Income Base as discussed below. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base.
Since the charge for the rider is based on the Income Base, the cost of the rider increases when additional Purchase Payments, Automatic Annual Step-ups and 5% Enhancements are made, and the cost decreases as Excess Withdrawals are made because these transactions all adjust the Income Base. In addition, the charge rate may change when Automatic Annual Step-ups or 5% Enhancements occur as discussed below or additional Purchase Payments occur. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Charge.
5% Enhancement. On each Benefit Year anniversary, the Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5% if the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) are under age 86, if there were no withdrawals in the preceding Benefit Year and the rider is within the Enhancement Period. The Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the 5% Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Any Purchase Payment made after the initial Purchase Payment will be added immediately to the Income Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating the 5% Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Income Base for purposes of calculating the 5% Enhancement on the first Benefit Year anniversary.
If you decline an Automatic Annual Step-up during the first 10 Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the rider charge could increase to the then current charge at the time of any 5% Enhancements after the tenth Benefit Year anniversary. You will have the option to opt out of the enhancements after the tenth Benefit Year. In order to be eligible to receive further 5% Enhancements the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) must be under age 86.
Note: The 5% Enhancement is not available on any Benefit Year anniversary where there has been a withdrawal of Contract Value (including a Guaranteed Annual Income payment) in the preceding Benefit Year. A 5% Enhancement will occur in subsequent years when certain conditions are met. If you are eligible (as defined below) for the 5% Enhancement in the next year, the enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Income Base (assuming no withdrawals):
Initial Purchase Payment = $100,000; Income Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000
Additional Purchase Payment on day 95 = $10,000; Income Base = $125,000
On the first Benefit Year anniversary, the Income Base will not be less than $130,750 ($115,000 x 1.05 = $120,750 + $10,000). The $10,000 Purchase Payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year anniversary.
The 5% Enhancement will be in effect for 10 years (the Enhancement Period) from the effective date of the rider. A new Enhancement Period will begin each time an Automatic Annual Step-up to the Contract Value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater
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increase to the Income Base, you will not receive the 5% Enhancement. If the Automatic Annual Step-up and the 5% Enhancement increase the Income Base to the same amount then you will receive the Automatic Annual Step-up. The 5% Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10,000,000.
You will not receive the 5% Enhancement on any Benefit Year anniversary in which there is a withdrawal, including a Guaranteed Annual Income payment from the contract during the preceding Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no further withdrawals are made from the contract and the rider is within the Enhancement Period.
An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawal Amount section below.
If during the first ten Benefit Years your Income Base is increased by the 5% Enhancement on the Benefit Year anniversary, your charge rate for the rider will not change on the Benefit Year anniversary. However, the amount you pay for the rider will increase since the charge for the rider is based on the Income Base. After the tenth Benefit Year anniversary the annual rider charge rate may increase to the current charge rate each year if the Income Base increases as a result of the 5% Enhancement, but the charge will never exceed the guaranteed maximum annual charge rate of 2.00%. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Charge.
If your charge rate for this rider is increased due to a 5% Enhancement that occurs after the tenth Benefit Year anniversary, you may opt-out of the 5% Enhancement by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your charge rate for the rider to change. This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time thereafter (if an enhancement would cause your charge rate to increase) if you do not want the 5% Enhancement. You may not opt-out of the 5% Enhancement if the current charge rate for the rider increases due to additional Purchase Payment made during the preceding Benefit Year that exceeds the $100,000 Purchase Payment restriction after the first Benefit Year. See Income Base section for more details.
Automatic Annual Step-ups of the Income Base. The Income Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) are still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges and, the rider charge), plus any Purchase Payments made on that date is equal to or greater than the Income Base after the 5% Enhancement (if any).
Each time the Income Base is stepped up to the current Contract Value as described above, your charge rate for the rider will be the current charge rate for the rider, not to exceed the guaranteed maximum charge. Therefore, your charge rate for this rider could increase every Benefit Year anniversary. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Charge.
Each time the Automatic Annual Step-up occurs a new Enhancement Period starts. The Automatic Annual Step-up is available even in these years when a withdrawal has occurred.
If your charge rate for this rider is increased upon an Automatic Annual Step-up, you may opt-out of the Automatic Annual Step-up by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your charge rate for the rider to change. If you opt-out of the step-up, your current charge rate will remain in effect and the Income Base will be returned to the Income Base immediately prior to the step-up, adjusted for additional Purchase Payments or Excess Withdrawals. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you do not want the step-up. As stated above, if you decline an Automatic Annual Step-up during the first ten Benefit Years, you will continue to be eligible for the 5% Enhancement through the end of the current Enhancement Period, but the rider charge could increase to the then current charge at the time of any 5% Enhancements after the tenth Benefit Year anniversary. You will have the option to opt out of the enhancements after the tenth Benefit Year. See the earlier Income Base section. You may not opt-out of the Automatic Annual Step-up if an additional Purchase Payment made during that Benefit Year caused the charge for the rider to increase to the current charge.
Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base with 5% Enhancement	Income Base	Potential for Charge to Change
Initial Purchase Payment $50,000	$50,000	N/A	$50,000	N/A
1st Benefit Year anniversary	$54,000	$52,500	$54,000	Yes
2nd Benefit Year anniversary	$53,900	$56,700	$56,700	No
3rd Benefit Year anniversary	$56,000	$59,535	$59,535	No
4th Benefit Year anniversary	$64,000	$62,512	$64,000	Yes
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On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the third Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the fourth Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). An Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10,000,000.
Withdrawal Amount. You may make periodic withdrawals up to the Guaranteed Annual Income amount each Benefit Year as long as your Guaranteed Annual Income amount is greater than zero until the last day to elect either i4LIFE® Advantage or the Guaranteed Annual Income Amount Annuity Payout Option set forth above. At that time, you must elect i4LIFE® Advantage or the Guaranteed Annual Income Amount Annuity Payout option to receive guaranteed income payments for life. You may start taking Guaranteed Annual Income withdrawals when you (single life option) or the younger of you and your spouse (joint life option) turn age 55.
The initial Guaranteed Annual Income amount is calculated when you purchase the rider. If you (or younger of you and your spouse if the joint life option is elected) are under age 55 at the time the rider is elected the initial Guaranteed Annual Income amount will be zero. If you (or the younger of you and your spouse if the joint life option is elected) are age 55 or older at the time the rider is elected the initial Guaranteed Annual Income amount will be equal to a specified percentage of the Income Base. Upon your first withdrawal the Guaranteed Annual Income percentage is based on your age (single life option) or the younger of you and your spouse’s age (joint life option) at the time of the withdrawal. For example, if you purchase Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) on or after May 20, 2013, at age 60 (single life option), your Guaranteed Annual Income percentage is 4% (see the table below). If you waited until you were age 70 (single life option) to make your first withdrawal your Guaranteed Annual Income percentage would be 5%. During the first Benefit Year the Guaranteed Annual Income amount is calculated using the Income Base as of the effective date of the rider (including any Purchase Payments made within the first 90 days after the effective date of the rider). After the first Benefit Year anniversary we will use the Income Base calculated on the most recent Benefit Year anniversary for calculating the Guaranteed Annual Income amount. After your first withdrawal the Guaranteed Annual Income amount percentage will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Automatic Annual Step-up. If you have reached an applicable age band and there has not also been a subsequent Automatic Annual Step-up, then the Guaranteed Annual Income amount percentage will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.
Guaranteed Annual Income Percentages by Ages for rider elections on or after May 20, 2013:
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income amount percentage	Age (younger of you and your spouse’s age)	Guaranteed Annual Income amount percentage
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.00%	59 – 64	4.00%
65+	5.00%	65 – 74	4.50%
		75+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income amount percentage	Age (younger of you and your spouse’s age)	Guaranteed Annual Income amount percentage
55 – 58	3.00%	55 – 58	3.00%
59 - 64	3.50%	59 – 64	3.50%
65 – 69	4.50%	65 – 69	4.00%
70+	5.00%	70+	4.50%
Note that Guaranteed Annual Income percentages for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and Lincoln Lifetime IncomeSM Advantage 2.0 riders purchased prior to May 20, 2013, can be found in an Appendix to this prospectus.

If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, withdrawals equal to the Guaranteed Annual Income amount will continue automatically for your life (and your spouse’s life if applicable) under the Guaranteed Annual Income Amount Annuity Payout Option. You may not withdraw the remaining Income Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If the Income
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Base is reduced to zero due to an Excess Withdrawal the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal the rider and contract will terminate.
Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base. All withdrawals you make will decrease the Contract Value. Surrender charges are waived on cumulative withdrawals less than or equal to the Guaranteed Annual Income amount.
The following example shows the calculation of the Guaranteed Annual Income amount for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) (single life option) and how withdrawals less than or equal to the Guaranteed Annual Income amount affect the Income Base and the Contract Value. The Contractowner is age 60 on the rider’s effective date (4% Guaranteed Annual Income percentage), and makes an initial Purchase Payment of $200,000 into the contract:
Contract Value on the rider's effective date	$200,000
Income Base on the rider's effective date	$200,000
Initial Guaranteed Annual Income amount on the rider's effective date ($200,000 x 4%)	$8,000
Contract Value six months after rider's effective date	$210,000
Income Base six months after rider's effective date	$200,000
Withdrawal six months after rider's effective date when Contractowner is still age 60	$8,000
Contract Value after withdrawal ($210,000 - $8,000)	$202,000
Income Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on first Benefit Year anniversary	$205,000
Income Base on first Benefit Year anniversary	$205,000
Guaranteed Annual Income amount on first Benefit Year anniversary ($205,000 x 4%)	$8,200
Since there was a withdrawal during the first year, the 5% Enhancement is not available, but the Automatic Annual Step-up was available and increased the Income Base to the Contract Value of $205,000. On the first anniversary of the rider’s effective date, the Guaranteed Annual Income amount is $8,200 (4% x $205,000).
Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income amount percentage multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner is age 60 (single life option), if the Guaranteed Annual Income amount of $2,000 (4% of $50,000 Income Base) is in effect and an additional Purchase Payment of $10,000 is made, the new Guaranteed Annual Income amount that Benefit Year is $2,400 ($2,000 + 4% of $10,000). The Guaranteed Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.
After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero.
5% Enhancements and Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount after the Income Base is adjusted either by a 5% Enhancement or an Automatic Annual Step-up will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income percentage.
Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal or are withdrawals made prior to age 55 (younger of you or your spouse for joint life) or that are not payable to the original Contractowner or original Contractowner’s bank account (or to the original Annuitant or the original Annuitant’s bank account, if the owner is a non-natural person).
When an Excess Withdrawal occurs:
1.	The Income Base is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Income Base could be more than the dollar amount of the withdrawal; and
2.	The Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income amount percentage multiplied by the new (reduced) Income Base (after the proportionate reduction for the Excess Withdrawal).
We will provide you with quarterly statements that will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided on the front page of this prospectus if you have questions about Excess Withdrawals.
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The following example demonstrates the impact of an Excess Withdrawal on the Income Base, the Guaranteed Annual Income amount and the Contract Value under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). The Contractowner who is age 60 (single life option) makes a $12,000 withdrawal which causes a $12,915.19 reduction in the Income Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Income Base = $85,000
Guaranteed Annual Income amount = $3,400 (4% of the Income Base of $85,000)
After a $12,000 Withdrawal ($3,400 is within the Guaranteed Annual Income amount, $8,600 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Guaranteed Annual Income amount of $3,400 and the Income Base is not reduced:
Contract Value = $56,600 ($60,000 - $3,400)
Income Base = $85,000
The Contract Value is also reduced by the $8,600 Excess Withdrawal and the Income Base is reduced by 15.19435%, the same proportion by which the Excess Withdrawal reduced the $56,600 Contract Value ($8,600 ÷ $56,600)
Contract Value = $48,000 ($56,600 - $8,600)
Income Base = $72,084.81 ($85,000 x 15.19435% = $12,915.19; $85,000 - $12,915.19 = $72,084.81)
Guaranteed Annual Income amount = $2,883.39 (4% of $72,084.81 Income Base)
On the following Benefit Year anniversary the Contract Value has been reduced due to a declining market, but the Income Base is unchanged:
Contract Value = $43,000
Income Base = $72,084.81
Guaranteed Annual Income amount = $2,883.39 (4% x $72,084.81)
In a declining market, Excess Withdrawals may significantly reduce your Income Base as well as your Guaranteed Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal the rider and contract will terminate.
Surrender charges are waived on cumulative withdrawals less than or equal to the Guaranteed Annual Income amount. Excess Withdrawals will be subject to surrender charges unless one of the waivers of surrender charge provisions set forth in this prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $3,400 Guaranteed Annual Income amount is not subject to surrender charges; the $8,600 Excess Withdrawal may be subject to surrender charges according to the surrender charge schedule in this prospectus. See Charges and Other Deductions – Surrender Charge.
Withdrawals from IRA contracts will be treated as within the Guaranteed Annual Income amount (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract; and
3.	No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph).
If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.
Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters for a discussion of the tax consequences of withdrawals.
Guaranteed Annual Income Amount Annuity Payout Option. If you are required to take annuity payments because you have reached age 80 (qualified contracts) or age 95 (younger of you or your spouse for the joint life option) (nonqualified contracts) and have not elected i4LIFE® Advantage Guaranteed Income Benefit, you have the option of electing the Guaranteed Annual Income Amount Annuity Payout Option. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012, and all purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) who own their riders through the 5th Benefit Year anniversary have until the Contractowner has reached age 85 (qualified contracts) or age 99 (younger of you or your spouse for the joint life option) (nonqualified contracts) to elect the Guaranteed Annual Income Amount Annuity Payout Option. If the Contract Value is reduced to
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zero and you have a remaining Income Base, you will receive the Guaranteed Annual Income Amount Annuity Payout Option. If you are receiving the Guaranteed Annual Income Amount Annuity Payout Option, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life.
The Guaranteed Annual Income Amount Annuity Payout Option is an Annuity Payout option under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life (this option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value). Contractowners may decide to choose the Guaranteed Annual Income Amount Annuity Payout Option over i4LIFE® Advantage if they feel this may provide a higher final payment option over time and they may place more importance on this over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the life of you and your spouse for the joint life option.
The final payment is a one-time lump-sum payment. If the effective date of the rider is the same as the effective date of the contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the Guaranteed Annual Income Amount Annuity Payout Option will reduce the final payment dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) has no provision for a payout of the Income Base or any other Death Benefit upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) does not impact the Death Benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.
Upon the death of the single life, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death). If the Beneficiary elects to continue the contract after the death of the single life (through a separate provision of the contract), the Beneficiary may purchase a new Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the Income Base.
Upon the first death under the joint life option, withdrawals up to the Guaranteed Annual Income amount continue to be available for the life of the surviving spouse. The 5% Enhancement and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).
As an alternative, after the first death, the surviving spouse, if under age 86 (age 76 for qualified contracts), may choose to terminate the joint life option and purchase a new single life option, if available, under the terms and charge in effect at the time for a new purchase. In deciding whether to make this change, the surviving spouse should consider whether the change will cause the Income Base and the Guaranteed Annual Income amount to decrease.
Termination. After the fifth anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable);
•	upon election of Lincoln Market SelectSM Advantage; or
•	if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon the death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the death under the single life option or the death of the surviving spouse under the joint life option;
•	when the Guaranteed Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
•	upon surrender of the contract;
•	upon termination of the underlying annuity contract;
•	on the final day of the Contractowner's eligibility to elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or the Guaranteed Annual Income Amount Annuity Payout Option.
The termination will not result in any increase in Contract Value equal to the Income Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
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i4LIFE® Advantage Guaranteed Income Benefit for Contractowners who previously purchased any version of Lincoln Lifetime IncomeSM Advantage 2.0. i4LIFE® Advantage is an optional Annuity Payout rider that provides periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a Death Benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for election at the time you elect i4LIFE® Advantage. You cannot have both i4LIFE® Advantage and Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) in effect on your contract at the same time.
This discussion applies to Contractowners who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and wish to elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), and to Contractowners who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 and wish to elect i4LIFE® Advantage Guaranteed Income Benefit (version 4).
Prior to the Annuity Commencement Date, Contractowners with any active version of Lincoln Lifetime IncomeSM Advantage 2.0 may decide to terminate their rider and elect i4LIFE® Advantage Guaranteed Income Benefit. This election is possible even if i4LIFE® Advantage Guaranteed Income Benefit is no longer available for purchase. (Contractowners with Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) must elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk).) Contractowners are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those in effect at the time they purchase Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). If the decision to terminate Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is made, the Contractowner can use the greater of the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up (or inception date) or the Account Value immediately prior to electing i4LIFE® Advantage to establish the i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). If the decision to elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is made because it is the last day of the Contractowner's eligibility to elect i4LIFE® Advantage, the Contractowner may also use the current Guaranteed Annual Income amount, if higher, to establish the initial Guaranteed Income Benefit. This decision must be made by the maximum age to elect i4LIFE® Advantage, which is age 95 for nonqualified contracts and age 80 for qualified contracts. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012, who have waited until after the fifth Benefit Year anniversary may elect i4LIFE® Advantage with the applicable version of Guaranteed Income Benefit until age 99 for nonqualified contracts and age 85 for qualified contracts.
If you choose to terminate Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and have the single life option, you must purchase i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) single life option. If you terminate Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and have the joint life option, you must purchase i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) joint life option. The minimum length of the i4LIFE® Advantage Access Period will vary based upon when you purchased your Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider and how long the rider was in effect before you decided to purchase i4LIFE® Advantage. These requirements are specifically listed in the Guaranteed Income Benefit with i4LIFE® Advantage section of this prospectus under Impacts to i4LIFE® Advantage Regular Income Payments.
For nonqualified contracts, the Contractowner must elect the levelized option for Regular Income Payments. While i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period.
When deciding whether to terminate Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and purchase i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) you should consider that depending on a person’s age and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Guaranteed Annual Income amounts under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments whereas with Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) you may defer taking withdrawals until a later date. Payments from a nonqualified contract that a person receives under the i4LIFE® Advantage rider are treated as “amounts received as an annuity” under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an “exclusion ratio” as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income tax rates), and the remainder is treated as a nontaxable return of Purchase Payments. In contrast, withdrawals under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) are not treated as amounts received as an annuity because they occur prior to the annuity starting date. As a result, such withdrawals are treated first as a return of any existing gain in the contract (which is the measure of the extent to which the Contract Value exceeds Purchase Payments), and then as a nontaxable return of Purchase Payments.
You should consider that not all i4LIFE® Advantage Death Benefit options will be available to you. Refer to the Expense Table: i4LIFE® Advantage with Guaranteed Income Benefit (Managed Risk) for Contractowners who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for available Death Benefit options.
Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. The Death Benefit calculation for certain Death Benefit options in effect prior to the Annuity Commencement Date may change for Contractowners with any active version of Lincoln Lifetime IncomeSM Advantage 2.0. Certain Death Benefit options provide that all withdrawals reduce the Death Benefit in the same proportion that the withdrawals reduce the Contract Value. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), withdrawals less than or equal to the Guaranteed Annual Income will reduce the sum of all Purchase Payment amounts on
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a dollar for dollar basis for purposes of calculating the Death Benefit under the Guarantee of Principal Death Benefit. The same also applies to the EGMDB rider if the Death Benefit is based on the sum of all Purchase Payments, decreased by withdrawals. See The Contracts – Death Benefits. Any Excess Withdrawals will reduce the sum of all Purchase Payments in the same proportion that the withdrawals reduced the Contract Value under any Death Benefit option in which proportionate withdrawals are in effect. This change has no impact on Death Benefit options in which all withdrawals reduce the Death Benefit calculation on a dollar for dollar basis. The terms of your contract will describe which method is in effect for your contract while this rider is in effect.
The following example demonstrates how a withdrawal will reduce the Death Benefit if both the EGMDB and Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) are in effect when the Contractowner dies. Note that this calculation applies only to the sum of all Purchase Payments calculation and not for purposes of reducing the highest anniversary Contract Value under the EGMDB:
Contract Value before withdrawal $80,000
Guaranteed Annual Income amount $5,000
Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of this prospectus:
a) Contract Value $80,000
b) Sum of Purchase Payments $100,000
c) Highest anniversary Contract Value $150,000
Withdrawal of $9,000 will impact the Death Benefit calculation as follows:
a) $80,000 - $9,000 = $71,000 (reduction $9,000)
b) $100,000 - $5,000 = $95,000 (reduction by the amount of the Guaranteed Annual Income amount)
($95,000 - $5,067 = $89,933 [$95,000 x ($4,000/$75,000) = $5,067] Proportionate reduction of Excess Withdrawal. Total reduction = $10,067.
c) $150,000 - $16,875 = $133,125 [$150,000 x $9,000/$80,000 = $16,875] The entire $9,000 withdrawal reduced the Death Benefit option proportionately. Total reduction = $16,875.
Item c) provides the largest Death Benefit of $133,125.
Lincoln Market SelectSM Advantage
Lincoln Market SelectSM Advantage is a Living Benefit Rider available for purchase, beginning May 16, 2016, that provides:
•	Guaranteed periodic withdrawals up to the Guaranteed Annual Income amount (with certain exceptions listed later, up to the Contractowner's age 80 on qualified contracts and up to the Contractowner's age 95 (or the younger of you and your spouse if the joint life option is elected) for nonqualified contracts) which is based upon a guaranteed Income Base;
•	Lifetime income available through i4LIFE® Advantage or the Guaranteed Annual Income Amount Annuity Payout Option which must be elected by specific ages set forth below;
•	Automatic Annual Step-ups of the Income Base to the Contract Value if the Contract Value is equal to or greater than the Income Base;
•	Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).
Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount or that are payable to any assignee or assignee’s bank account are considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Income Base as well as your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Income Base if reduced to zero.
In order to purchase Lincoln Market SelectSM Advantage, your Contract Value at the time of election must be at least $25,000. This rider provides guaranteed, periodic withdrawals regardless of the investment performance of the contract, provided certain conditions are met. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon the death of the Contractowner). If the Contractowner sells or assigns for value the contract other than to the Annuitant, or discounts or pledges it as collateral for a loan or as a security for the performance of an obligation or any other purpose, this rider will terminate.
This rider provides for guaranteed, periodic withdrawals up to the Guaranteed Annual Income amount commencing after the younger of you or your spouse (joint life option) reach age 55. The Guaranteed Annual Income payments are based upon specified percentages of the Income Base, which are age-based and may increase over time. The amount of the Guaranteed Annual Income payment will vary, depending on when you take your first withdrawal. With the single life and joint life options, you may receive guaranteed income
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payments for life through the election of i4LIFE® Advantage Guaranteed Income Benefit or the Guaranteed Annual Income Amount Annuity Payout Option.
Lincoln New York offers other optional riders available for purchase with its variable annuity contracts. These riders provide different methods to take income from your Contract Value and may provide certain guarantees. There are differences between the riders in the features provided, investment options available, as well as the amount of the charges. In addition, the purchase of one rider may impact the availability of another rider. Not all riders will be available at all times. You may consider purchasing Lincoln Market SelectSM Advantage if you want a guaranteed income payment that may grow as you get older and may increase through the Automatic Annual Step-up. The age at which you may start receiving the Guaranteed Annual Income amount may be different than the ages that you may receive guaranteed payments under other riders. This rider may be more suitable for you than another available Living Benefit Rider if you are willing to exchange a certain amount of guaranteed growth to your Income Base for a more diverse offering of investment options.
Availability. Lincoln Market SelectSM Advantage is available only beginning May 16, 2016, to current Contractowners who have previously purchased a Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk) rider. If you terminate an existing rider to elect Lincoln Market SelectSM Advantage, your new rider will be effective on the next Valuation Date following approval by us.
If Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk) is currently in effect on your contract, and you want to terminate your existing rider and elect Lincoln Market SelectSM Advantage, we are currently waiving the five-year holding period that is required before terminating a rider. Other than the termination of your current rider, and the waiver of the holding period, your contract will not change in any way. Any applicable existing or future surrender charges will continue to apply, as described in your contract and this prospectus. We are doing this as a customer service to you, and there is no financial incentive being provided to you, your registered representative, or to anyone else if you decide to terminate your existing Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk) rider and elect Lincoln Market SelectSM Advantage.
In general, anytime you terminate a rider, you lose all Contract Value provided by that rider. If you decide to drop your Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk) rider and elect Lincoln Market SelectSM Advantage, your current Income Base will terminate without value. In other words, you cannot transfer your current Income Base over to Lincoln Market SelectSM Advantage. Your initial Income Base under Lincoln Market SelectSM Advantage will be equal to the Contract Value on the effective date of the Lincoln Market SelectSM Advantage rider. The Income Base is used to calculate your Guaranteed Annual Income amount and the rider charge. You should carefully compare the features and benefits provided by your existing rider to the features and benefits provided by Lincoln Market SelectSM Advantage before making your decision. Lincoln Market SelectSM Advantage does not include all the same features, and it may not provide the same level of guarantee. For example, Lincoln Market SelectSM Advantage does not offer a 5% Enhancement like both Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and 4LATER® Advantage (Managed Risk). You should also compare the fees and charges of each rider. If you have any questions about terminating your Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk) rider and electing Lincoln Market SelectSM Advantage, you should contact your registered representative or call us at the number listed on the first page of this prospectus.
Lincoln Market SelectSM Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant as well as the spouse under the joint life option must be age 85 or younger at the time this rider is elected (age 75 for qualified contracts). You cannot elect this rider and any other Living Benefit Rider or any other annuity payout option offered in your contract at the same time. There is no guarantee that Lincoln Market SelectSM Advantage will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. In addition, we may make different versions of Lincoln Market SelectSM Advantage available to new purchasers.
If you purchase Lincoln Market SelectSM Advantage, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See Investment Requirements for more information.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that.
Income Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The Income Base is not available to you as a lump sum withdrawal or a Death Benefit. The initial Income Base will equal the Contract Value on the effective date of the rider. The Income Base is increased by subsequent Purchase Payments and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Income Base is $10,000,000. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Rider of all Lincoln New York contracts (or contracts issued by our affiliates) in which your (and/or spouse if joint life option) are the covered lives.
Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payment (not to exceed the maximum Income Base); for example, a $10,000 additional Purchase Payment will increase the Income Base by $10,000. After the
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first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss. Excess Withdrawals reduce the Income Base as discussed below. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base.
Automatic Annual Step-ups of the Income Base. The Income Base will automatically step up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and spouse (joint life option) are still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the rider charge and account fee), plus any Purchase Payments made on that date, is equal to or greater than the Income Base.
The Automatic Annual Step-up is available even in those years when a withdrawal has occurred.
Each time the Income Base is stepped up to the current Contract Value as described above, your charge rate for the rider will be the current charge rate for the rider, not to exceed the guaranteed maximum charge. Therefore, your charge rate for this rider could increase every Benefit Year anniversary. See Charges and Other Deductions – Rider Charges – Lincoln Market SelectSM Advantage Charge.
If your charge rate for this rider is increased upon an Automatic Annual Step-up, you may opt-out of the Automatic Annual Step-up by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your charge rate to change. If you opt-out of the step-up, your current charge rate will remain in effect and the Income Base will be returned to the Income Base immediately prior to the step-up, adjusted for additional Purchase Payments or Excess Withdrawals, if any. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you do not want the step-up.
Withdrawal Amount. The Guaranteed Annual Income amount may be withdrawn from the contract each Benefit Year, as long as the Guaranteed Annual Income amount is greater than zero until the last day to elect i4LIFE® Advantage or the Guaranteed Annual Income Amount Annuity Payout Option. At that time, you must elect i4LIFE® Advantage or the Guaranteed Annual Income Amount Annuity Payout Option to receive guaranteed income payments for life. Guaranteed Annual Income withdrawals are available when you (single life option) or the younger of you and your spouse (joint life option) are age 55 or older.
The Guaranteed Annual Income amount is determined by multiplying the Income Base by the applicable rate from one of the tables below. The rate is based on your age and whether the single or joint life option has been elected. Under the joint life option, the age of the younger of you and your spouse will be used. The Guaranteed Annual Income amount will change upon an Automatic Annual Step-up, additional Purchase Payments, and Excess Withdrawals, as described below.
If you take a withdrawal prior to the fifth Benefit Year anniversary (either a Guaranteed Annual Income withdrawal or an Excess Withdrawal), Table A will always be used to determine the Guaranteed Annual Income amount. As long as no withdrawals occur on or after the fifth Benefit Year anniversary, Table B will always be used.
Upon the first Guaranteed Annual Income withdrawal, the Guaranteed Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Automatic Annual Step-up occurs.
Age	TABLE A		TABLE B
	Single Life Option	Joint Life Option*	Single Life Option	Joint Life Option*
55 – 58	2.5%	2.5%	3.5%	3.5%
59 – 64	3.0%	3.0%	4.0%	4.0%
65 – 74	4.0%	3.5%	5.0%	4.5%
75 +	4.0%	4.0%	5.0%	5.0%
*For the joint life option, age is based on the younger of you and your spouse.
For example, assume you purchase Lincoln Market SelectSM Advantage (single life option) at age 60, and you take your first withdrawal at age 63. Since the withdrawal occurred prior to the fifth Benefit Year anniversary, Table A will be used to determine the Guaranteed Annual Income percentage for this and all subsequent withdrawals, and the rate for your Guaranteed Annual Income will be 3.0%. If you took your second withdrawal and had an Automatic Annual Step-up at age 70, Table A still applies, and your Guaranteed Annual Income percentage is increased to 4.0%. If you wait to take your first withdrawal on or after the fifth Benefit Year anniversary, Table B will be used to determine the Guaranteed Annual Income percentage for all Guaranteed Annual Income withdrawals.
During the first Benefit Year the Guaranteed Annual Income amount is calculated using the Income Base as of the effective date of the rider. After the first Benefit Year anniversary, the Guaranteed Annual Income amount is calculated using the Income Base on the most recent Benefit Year anniversary. After your first Guaranteed Annual Income withdrawal, the Guaranteed Annual Income percentage will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been
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an Automatic Annual Step-up. If you have reached an applicable higher age band and there has not also been a subsequent Automatic Annual Step-up, then the Guaranteed Annual Income percentage will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.
If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, withdrawals equal to the Guaranteed Annual Income amount will continue automatically for your life (and your spouse’s life if applicable) under the Guaranteed Annual Income Amount Annuity Payout Option. You may not withdraw the remaining Income Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate.
Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base. All withdrawals you make will decrease the Contract Value. Surrender charges are waived on cumulative withdrawals less than or equal to the Guaranteed Annual Income amount.
The following example shows the calculation of the Guaranteed Annual Income amount using a rate from Table A above and how withdrawals less than or equal to the Guaranteed Annual Income amount impact the Income Base and the Contract Value. The Contractowner is age 70 (4% Guaranteed Annual Income percentage), a withdrawal occurred prior to the fifth Benefit Year anniversary, with a Contract Value of $200,000 on the fifth Benefit Year anniversary:
Contract Value on the Benefit Year anniversary	$200,000
Income Base on the Benefit Year anniversary	$200,000
Initial Guaranteed Annual Income amount on the Benefit Year anniversary ($200,000 x 4%)	$8,000
Contract Value six months after Benefit Year anniversary	$210,000
Income Base six months after Benefit Year anniversary	$200,000
Withdrawal six months after Benefit Year anniversary when Contractowner is still age 70	$8,000
Contract Value after withdrawal ($210,000 - $8,000)	$202,000
Income Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on sixth Benefit Year anniversary	$205,000
Income Base on sixth Benefit Year anniversary	$205,000
Guaranteed Annual Income amount on sixth Benefit Year anniversary ($205,000 x 4%)	$8,200
The Automatic Annual Step-up was available and increased the Income Base to the Contract Value of $205,000. On the sixth Benefit Year anniversary, the Guaranteed Annual Income amount is $8,200 (4% x $205,000).
Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income percentage multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner is age 70 elected the single life option, waited until after the fifth Benefit Year anniversary to take a withdrawal and has a Guaranteed Annual Income amount of $2,500 (5% of $50,000 Income Base), an additional Purchase Payment of $10,000 increases the Guaranteed Annual Income amount that Benefit Year to $3,000 ($2,500 + 5% of $10,000). The Guaranteed Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.
Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount, after the Income Base is adjusted by an Automatic Annual Step-up, will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income percentage.
Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal, or withdrawals made prior to age 55 (younger of you or your spouse for joint life), or withdrawals that are payable to any assignee or assignee’s bank account.
When an Excess Withdrawal occurs:
1.	The Income Base is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Income Base could be more than the dollar amount of the withdrawal; and
2.	The Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income percentage multiplied by the new (reduced) Income Base (after the proportionate reduction for the Excess Withdrawal).
We will provide you with quarterly statements that will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the
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Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have any questions about Excess Withdrawals.
The following example demonstrates the impact of an Excess Withdrawal on the Income Base, the Guaranteed Annual Income amount using a percentage from Table B, and the Contract Value under Lincoln Market SelectSM Advantage.
The Contractowner who purchased the rider at age 65 and is now age 70 (single life option) makes a $12,000 withdrawal which causes an $11,816.14 reduction in the Income Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Income Base = $85,000
Guaranteed Annual Income amount = $4,250 (5% of the Income Base of $85,000)
After a $12,000 withdrawal ($4,250 is within the Guaranteed Annual Income amount, $7,750 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Guaranteed Annual Income amount of $4,250 and the Income Base is not reduced:
Contract Value = $55,750 ($60,000 - $4,250)
Income Base = $85,000
The Contract Value is also reduced by the $7,750 Excess Withdrawal and the Income Base is reduced by 13.90134%, the same proportion by which the Excess Withdrawal reduced the $55,750 Contract Value ($7,750 / $55,750).
Contract Value = $48,000 ($55,750 - $7,750)
Income Base = $73,183.86 ($85,000 x 13.90134% = $11,816.14; $85,000 - $11,816.14 = $73,183.86)
Guaranteed Annual Income amount = $3,659.19 (5% of $73,183.86 Income Base)
On the following Benefit Year anniversary:
Contract Value = $43,000
Income Base = $73,183.86
Guaranteed Annual Income amount = $3,659.19 (5% x $73,183.86)
In a declining market, Excess Withdrawals may significantly reduce your Income Base as well as your Guaranteed Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and contract will terminate.
Surrender charges are waived on cumulative withdrawals less than or equal to the Guaranteed Annual Income amount. Excess Withdrawals will be subject to surrender charges unless one of the waivers of surrender charge provisions set forth in this prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $4,250 Guaranteed Annual Income amount is not subject to surrender charges: the $7,750 Excess Withdrawal may be subject to surrender charges according to the surrender charge schedule in this prospectus. See Charges and Other Deductions – Surrender Charge.
Withdrawals from IRA contracts will be treated as within the Guaranteed Annual Income amount (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMD’s to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract; and
3.	No withdrawals other than RMD’s are made within the Benefit Year (except as described in the next paragraph).
If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.
Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters for a discussion of the tax consequences of withdrawals.
Guaranteed Annual Income Amount Annuity Payout Option. If you are required to take annuity payments because you have reached age 80 (qualified contract) or age 95 (younger of your or your spouse for the joint life option) (nonqualified contract) and have not
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elected i4LIFE® Advantage Guaranteed Income Benefit, you have the option of electing the Guaranteed Annual Income Amount Annuity Payout Option. If the Contract Value is reduced to zero and you have a remaining Income Base, you will receive the Guaranteed Annual Income Amount Annuity Payout Option. If you are receiving the Guaranteed Annual Income Amount Annuity Payout Option, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. To be eligible the Death Benefit option in effect immediately prior to the effective date of the Guaranteed Annual Income Amount Annuity Payout Option must be one of the following Death Benefits: the Guarantee of Principal Death Benefit or the EGMDB. If the Account Value Death Benefit option is in effect, the Beneficiary will not be eligible to receive the final payment(s).
The Guaranteed Annual Income Amount Annuity Payout Option is an Annuity Payout option under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life (this option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value). Contractowners may decide to choose the Guaranteed Annual Income Amount Annuity Payout Option over i4LIFE® Advantage if they feel this may provide a higher final payment option over time and they may place more importance on this over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the life of you and your spouse for the joint life option.
The final payment is a one-time lump-sum payment and will be equal to the sum of all Purchase Payments, decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the Guaranteed Annual Income Amount Annuity Payout Option will reduce the final payment dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Market SelectSM Advantage has no provision for a payout of the Income Base or any other Death Benefit upon death of the Contractowner or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Market SelectSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life, Lincoln Market SelectSM Advantage will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death). Upon the first death under the joint life option, withdrawals up to the Guaranteed Annual Income amount continue to be available for the life of the surviving spouse. The Automatic Annual Step-up will continue, if applicable, as discussed above. Upon the death of the surviving spouse, Lincoln Market SelectSM Advantage will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).
Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. The Death Benefit calculation for certain Death Benefit options in effect prior to the Annuity Commencement Date may change for Contractowners with an active Lincoln Market SelectSM Advantage rider. Certain Death Benefit options provide that all withdrawals reduce the Death Benefit in the same proportion that the withdrawals reduce the Contract Value. If you elect Lincoln Market SelectSM Advantage, withdrawals less than or equal to the Guaranteed Annual Income will reduce the sum of all Purchase Payment amounts on a dollar for dollar basis for purposes of calculating the Death Benefit under the Guarantee of Principal Death Benefit. The same also applies to the EGMDB rider if the Death Benefit is based on the sum of all Purchase Payments, decreased by withdrawals. See The Contracts – Death Benefits. Any Excess Withdrawals will reduce the sum of all Purchase Payments in the same proportion that the withdrawals reduced the Contract Value under any Death Benefit option in which proportionate withdrawals are in effect.
The following example demonstrates how a withdrawal will reduce the Death Benefit if both the EGMDB and Lincoln Market SelectSM Advantage are in effect when the Contractowner dies. Note that this calculation applies only to the sum of all Purchase Payments calculation and not for purposes of reducing the highest anniversary Contract Value under the EGMDB:
Contract Value before withdrawal $80,000
Guaranteed Annual Income amount $5,000
Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of this prospectus:
a) Contract Value $80,000
b) Sum of Purchase Payments $100,000
c) Highest anniversary Contract Value $150,000
Withdrawal of $9,000 will impact the Death Benefit calculation as follows:
a) $80,000 - $9,000 = $71,000 (reduction $9,000)
b) $100,000 - $5,000 = $95,000 (reduction by the amount of the Guaranteed Annual Income amount)
($95,000 - $5,067 = $89,933 [$95,000 x ($4,000 / $75,000) = $5,067] Proportional reduction of Excess Withdrawal. Total reduction = $10,067.
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c)$150,000 - $16,875 = $133,125 [$150,000 x ($9,000 / $80,000) = $16,875]. The entire $9,000 withdrawal reduced the Death Benefit option proportionally. Total reduction = $16,875.
Item c) provides the largest Death Benefit of $133,125.
Termination. After the fifth Benefit Year anniversary, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Lincoln Market SelectSM Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable);
•	upon death under the single life option or the death of the surviving spouse under the joint life option;
•	when the Guaranteed Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
•	if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree;
•	on the final day of the Contractowner's eligibility to elect i4LIFE® Advantage Guaranteed Income Benefit or the Guaranteed Annual Income Amount Annuity Payout option; or
•	upon surrender or termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Income Base. Upon effective termination of this rider, the benefit and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit option. i4LIFE® Advantage is an optional Annuity Payout rider that provides periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a Death Benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for election at the time you elect i4LIFE® Advantage. You cannot have both i4LIFE® Advantage and Lincoln Market SelectSM Advantage in effect on your contract at the same time.
Contractowners with an active Lincoln Market SelectSM Advantage may decide to terminate their rider and elect i4LIFE® Advantage Guaranteed Income Benefit (version 4) prior to the Annuity Commencement Date, according to the provisions outlined below. This decision must be made by the maximum age to elect i4LIFE® Advantage, which is age 95 for nonqualified contracts and age 80 for qualified contracts.
If you have the Lincoln Market SelectSM Advantage single life option and choose to terminate your rider, you must purchase i4LIFE® Advantage Guaranteed Income Benefit (version 4) single life option. If you have the Lincoln Market SelectSM Advantage joint life option and choose to terminate your rider, you must purchase i4LIFE® Advantage Guaranteed Income Benefit (version 4) joint life option. These requirements are specifically listed in the Guaranteed Income Benefit with i4LIFE® Advantage section of this prospectus under Impacts to i4LIFE® Advantage Regular Income Payments.
For nonqualified contracts, the Contractowner must elect the levelized option for Regular Income Payments. While i4LIFE® Advantage Guaranteed Income Benefit (version 4) is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period.
When deciding whether to terminate Lincoln Market SelectSM Advantage and purchase i4LIFE® Advantage Guaranteed Income Benefit (version 4), you should consider that depending on a person’s age and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Guaranteed Annual Income amounts under Lincoln Market SelectSM Advantage. You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments, whereas with Lincoln Market SelectSM Advantage, you may defer taking withdrawals until a later date. Payments from a nonqualified contract that a person receives under the i4LIFE® Advantage rider are treated as “amounts received as an annuity” under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an “exclusion ratio” as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income rates), and the remainder is treated as a nontaxable return of Purchase Payments. In contrast, withdrawals under Lincoln Market SelectSM Advantage are not treated as amounts received as an annuity because they occur prior to the annuity starting date. As a result, such withdrawals are treated first as a return of any existing gain in the contract (which is the measure of the extent to which the Contract Value exceeds Purchase Payments), and then as a nontaxable return of Purchase Payments.
Lincoln Lifetime IncomeSM Advantage
The Lincoln Lifetime IncomeSM Advantage rider is no longer available for purchase.
The Lincoln Lifetime IncomeSM Advantage rider provides minimum, guaranteed, periodic withdrawals for your life as Contractowner/Annuitant regardless of the investment performance of the contract, provided that certain conditions are met. A minimum guaranteed
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amount (Guaranteed Amount) is used to calculate the periodic withdrawals from your contract, but is not available as a separate benefit upon death or surrender. The Guaranteed Amount is equal to the initial Purchase Payment (or Contract Value if elected after contract issue) increased by subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and the step-up to 200% of the initial Guaranteed Amount (if applicable to your contract) and decreased by withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason.
This rider provides annual withdrawals of 5% of the initial Guaranteed Amount called Maximum Annual Withdrawal amounts. You may receive Maximum Annual Withdrawal amounts for your lifetime. Withdrawals in excess of the Maximum Annual Withdrawal amount may significantly reduce your Maximum Annual Withdrawal amount. Withdrawals will also negatively impact the availability of the 5% Enhancement and the 200% step-up (if applicable to your contract). These options are discussed below in detail.
If you purchased the Lincoln Lifetime IncomeSM Advantage rider, you are limited in how you can invest in the Subaccounts in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements.
Lincoln New York offers other optional riders available for purchase with its variable annuity contracts. These riders provide different methods to take income from your Contract Value and may provide certain guarantees. These riders are fully discussed in this prospectus. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. Information about the relationship between Lincoln Lifetime IncomeSM Advantage and these other riders is included later in this prospectus (See i4LIFE® Advantage option.) Not all riders will be available at all times.
We have designed the rider to protect you from outliving your Contract Value. If the rider terminates or you die before your Contract Value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the Maximum Annual Withdrawal amount and impose Investment Requirements in order to minimize the risk that your Contract Value will be reduced to zero before your death.
If the rider was elected at contract issue, then it became effective on the contract’s effective date. If it was elected after the contract was issued then it became effective on the next Valuation Date following approval by us. You cannot simultaneously elect Lincoln Lifetime IncomeSM Advantage with any other Living Benefit Rider.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that.
Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when you elect the rider. If you elected the rider at the time you purchased the contract, the initial Guaranteed Amount equals your initial Purchase Payment . If you elected the rider after we issued the contract, the initial Guaranteed Amount equals the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $10,000,000. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders from all Lincoln New York contracts (or contracts issued by our affiliates) in which you are the covered life.
Additional Purchase Payments automatically increase the Guaranteed Amount by the amount of the Purchase Payment (not to exceed the maximum Guaranteed Amount); for example, a $10,000 additional Purchase Payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000, the charge for Lincoln Lifetime IncomeSM Advantage will change to the then current charge in effect on the next Benefit Year anniversary. The charge will never exceed the guaranteed maximum annual charge. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss.
The following example demonstrates the impact of additional Purchase Payments on the Lincoln Lifetime IncomeSM Advantage charge:
Initial Purchase Payment	$100,000
Additional Purchase Payment in Year 2	$95,000	No change to charge
Additional Purchase Payment in Year 3	$50,000	Charge will be the then current charge
Additional Purchase Payment in Year 4	$25,000	Charge will be the then current charge
Each withdrawal reduces the Guaranteed Amount as discussed below.
Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and the 200% step-up (if applicable to your contract) are made, and the cost
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decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount. In addition, the charge rate may change when cumulative Purchase Payments exceed $100,000 and also when Automatic Annual Step-ups occur as discussed below. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge.
5% Enhancement to the Guaranteed Amount. On each Benefit Year anniversary, the Guaranteed Amount, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5% if the Contractowner/Annuitant is under 86 and the rider is within the 10 year period described below. Additional Purchase Payments must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Guaranteed Amount equal to that Purchase Payment . Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Guaranteed Amount for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary.
Note: The 5% Enhancement is not available in any Benefit Year there is a withdrawal from Contract Value including a Maximum Annual Withdrawal amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Guaranteed Amount:
Initial Purchase Payment = $100,000; Guaranteed Amount = $100,000
Additional Purchase Payment on day 30 = $15,000; Guaranteed Amount = $115,000
Additional Purchase Payment on day 95 = $10,000; Guaranteed Amount = $125,000
On the first Benefit Year anniversary, the Guaranteed Amount is $130,750 ($115,000 x 1.05 = $120,750 + $10,000). The $10,000 Purchase Payment on day 95 is not eligible for the 5% Enhancement until the second Benefit Year anniversary.
The 5% Enhancement will be in effect for 10 years from the effective date of the rider. The 5% Enhancement will cease upon the death of the Contractowner/Annuitant or when the Contractowner/Annuitant reaches age 86. A new 10-year period will begin each time an Automatic Annual Step-up to the Contract Value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Guaranteed Amount, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Guaranteed Amount above the maximum Guaranteed Amount of $10,000,000. For riders purchased prior to January 20, 2009, the 5% Enhancement will be in effect for 15 years from the effective date of the rider, and a new 15-year period will begin following each Automatic Annual Step-up.
The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Maximum Annual Withdrawal amount, from the contract during the preceding Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no other withdrawals are made from the contract and the rider is within the 10-year period.
An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.
If your Guaranteed Amount is increased by the 5% Enhancement on the Benefit Year anniversary, your charge rate for the rider will not change. However, the amount you pay for the rider will increase since the charge for the rider is based on the Guaranteed Amount. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge.
Automatic Annual Step-ups of the Guaranteed Amount. The Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant is still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary is greater than the Guaranteed Amount after the 5% Enhancement (if any) or 200% step-up (if any, as described below).
Each time the Guaranteed Amount is stepped up to the current Contract Value as described above, your charge rate for the rider will be the current charge rate for the rider, not to exceed the guaranteed maximum charge. Therefore, your charge rate for this rider could increase every Benefit Year anniversary. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge.
If your rider charge rate is increased upon an Automatic Annual Step-up, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your charge rate for the rider to change. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you do not want the step-up. If you decline the Automatic Annual Step-up, you will receive the 200% step-up (if you are eligible as described below) or the 5% Enhancement (if you are eligible as specified above); however, a new 10-year period for 5% Enhancements will not begin. You may not decline the Automatic Annual Step-up, if applicable, if your additional Purchase Payments would cause your charge to increase. See the earlier Guaranteed Amount section.
Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments and issue age above 59½ (single life) or 65 (joint life)):
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	Contract Value	Guaranteed Amount	Potential for Charge to Change	Length of 5% Enhancement Period
Initial Purchase Payment $50,000	$50,000	$50,000	No	10
1st Benefit Year anniversary	$54,000	$54,000	Yes	10
2nd Benefit Year anniversary	$53,900	$56,700	No	9
3rd Benefit Year anniversary	$57,000	$59,535	No	8
4th Benefit Year anniversary	$64,000	$64,000	Yes	10
On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Guaranteed Amount to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the third Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the fourth Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535) and a new 10-year Enhancement Period began.
An Automatic Annual Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.
Step-up to 200% of the initial Guaranteed Amount. If you purchased Lincoln Lifetime IncomeSM Advantage on or after October 5, 2009, the 200% step-up will not be available. On the later of the tenth Benefit Year anniversary or the Benefit Year anniversary after you reach age 75, we will step-up your Guaranteed Amount to 200% of your initial Guaranteed Amount (plus any Purchase Payments made within 90 days of rider election), less any withdrawals, if this would increase your Guaranteed Amount to an amount higher than that provided by the 5% Enhancement or the Automatic Annual Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Automatic Annual Step-up if the 200% step-up applies.) (The 200% step-up will occur on the 10th Benefit Year anniversary if you purchased the rider prior to January 20, 2009.) This step-up will not occur if:
1.	an Excess Withdrawal (defined below) has occurred; or
2.	cumulative withdrawals totaling more than 10% of the initial Guaranteed Amount (plus Purchase Payments within 90 days of rider election) have been made (even if these withdrawals were within the Maximum Annual Withdrawal amount).
For example, assume the initial Guaranteed Amount is $200,000. A $10,000 Maximum Annual Withdrawal was made at age 69 and at age 70. If one more $10,000 Maximum Annual Withdrawal was made at age 71, the step-up would not be available since withdrawals cannot exceed $20,000 (10% of $200,000).
This step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Guaranteed Amount exceeds 200% of your initial Guaranteed Amount (plus Purchase Payments within 90 days of rider election). Required minimum distributions (RMDs) from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Guaranteed Amount. See the terms governing RMDs in the Maximum Annual Withdrawal Amount section below.
This step-up will not cause a change to the charge rate for your rider. However, the amount you pay for the rider will increase since the charge is based on the Guaranteed Amount. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge.
The following example demonstrates the impact of this step-up on the Guaranteed Amount:
Initial Purchase Payment at age 65 = $200,000; Guaranteed Amount =$200,000; Maximum Annual Withdrawal amount = $10,000.
After ten years, at age 75, the Guaranteed Amount is $272,339 (after applicable 5% Enhancements and two $10,000 Maximum Annual Withdrawal Amounts) and the Contract Value is $250,000. Since the Guaranteed Amount is less than $360,000 ($200,000 initial Guaranteed Amount reduced by the two $10,000 withdrawals x 200%), the Guaranteed Amount is increased to $360,000.
The 200% step-up (if applicable to your contract) cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.
Maximum Annual Withdrawal Amount. You may make periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year for your lifetime as long as your Maximum Annual Withdrawal amount is greater than zero.
On the effective date of the rider, the Maximum Annual Withdrawal amount is equal to 5% of the initial Guaranteed Amount. If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue automatically for your life under the Maximum Annual Withdrawal Amount Annuity Payment Option (discussed later). You may not withdraw the remaining Guaranteed Amount in a lump sum.
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Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year. Withdrawals may also negatively impact the 200% step-up (see above).
The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value.
The Maximum Annual Withdrawal amount is increased by 5% of any additional Purchase Payments. For example, if the Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made , the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000).
5% Enhancements, Automatic Annual Step-ups and the 200% step-up (if applicable to your contract) will cause a recalculation of the eligible Maximum Annual Withdrawal amount to the greater of:
a.	the Maximum Annual Withdrawal amount immediately prior to the 5% Enhancement, Automatic Annual Step-up or 200% step-up; or
b.	5% of the Guaranteed Amount on the Benefit Year anniversary.
See the chart below for examples of the recalculation.
The Maximum Annual Withdrawal amount from both Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage under all Lincoln New York contracts (or contracts issued by our affiliates) applicable to you can never exceed 5% of the maximum Guaranteed Amount.
Withdrawals. If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:
1.	the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
2.	the Maximum Annual Withdrawal amount will remain the same.
The following example illustrates the impact of Maximum Annual Withdrawals on the Guaranteed Amount and the recalculation of the Maximum Annual Withdrawal amount (assuming no additional Purchase Payments and issue age above 59½ (single life) or 65 (joint life)):
	Contract Value	Guaranteed Amount	Maximum Annual Withdrawal Amount
Initial Purchase Payment $50,000	$50,000	$50,000	$2,500
1st Benefit Year anniversary	$54,000	$54,000	$2,700
2nd Benefit Year anniversary	$51,000	$51,300	$2,700
3rd Benefit Year anniversary	$57,000	$57,000	$2,850
4th Benefit Year anniversary	$64,000	$64,000	$3,200
The initial Maximum Annual Withdrawal amount is equal to 5% of the Guaranteed Amount. Since withdrawals occurred each year (even withdrawals within the Maximum Annual Withdrawal amount), the 5% Enhancement of the Guaranteed Amount was not available. However, each year the Automatic Annual Step-up occurred (first, third and fourth anniversaries), the Maximum Annual Withdrawal amount was recalculated to 5% of the current Guaranteed Amount.
Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges. Withdrawals from Individual Retirement Annuity contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in systematic installments of the amount needed to satisfy the RMD rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract; and
3.	No withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph).
If your RMD withdrawals during a Benefit Year are less than the Maximum Annual Withdrawal amount, an additional amount up to the Maximum Annual Withdrawal amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Maximum Annual Withdrawal amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below).
Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters.
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Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Maximum Annual Withdrawal amount. When Excess Withdrawals occur:
1.	The Guaranteed Amount is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction.
2.	The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount (after the proportionate reduction for the Excess Withdrawal); and
3.	The 200% step-up will never occur.
The following example demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $12,000 withdrawal caused a $15,182 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal amount = $5,000 (5% of the initial Guaranteed Amount of $100,000)
After a $12,000 Withdrawal ($5,000 is within the Maximum Annual Withdrawal amount, $7,000 is the Excess Withdrawal):
The Contract Value and Guaranteed Amount are reduced dollar for dollar for the Maximum Annual Withdrawal amount of $5,000:
Contract Value = $55,000
Guaranteed Amount = $80,000
The Contract Value is reduced by the $7,000 Excess Withdrawal and the Guaranteed Amount is reduced by 12.73%, the same proportion that the Excess Withdrawal reduced the $55,000 Contract Value ($7,000 / $55,000)
Contract Value = $48,000
Guaranteed Amount = $69,818 ($80,000 x 12.73% = $10,182; $80,000 - $10,182 = $69,818)
Maximum Annual Withdrawal amount = $3,491 (5% of $69,818)
In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value.
Excess Withdrawals will be subject to surrender charges unless one of the waiver of surrender charge provisions set forth in your prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $5,000 Maximum Annual Withdrawal amount is not subject to surrender charges; the $7,000 Excess Withdrawal may be subject to surrender charges. See Charges and Other Deductions - Surrender Charge.
Maximum Annual Withdrawal Amount Annuity Payout Option. If you are required to annuitize your Maximum Annual Withdrawal amount because you have reached the maturity date of the contract, the Maximum Annual Withdrawal Amount Annuity Payout Option is available.
The Maximum Annual Withdrawal Amount Annuity Payout Option is a fixed annuitization in which the Contractowner will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount for your life.
If the Contract Value is zero and you have a remaining Maximum Annual Withdrawal amount, you will receive the Maximum Annual Withdrawal Amount Annuity Payment Option.
If you are receiving the Maximum Annual Withdrawal Amount Annuity Payout Option, your Beneficiary may be eligible for a final payment upon your death.
The final payment is equal to the sum of all Purchase Payments, decreased by withdrawals in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Maximum Annual Withdrawal amount and payments under the Maximum Annual Withdrawal Annuity Payout Option will reduce the sum of the Purchase Payments dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage has no provision for a payout of the Guaranteed Amount or any other Death Benefit upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in the Death Benefit section of this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All Death Benefit
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payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the Contractowner/Annuitant, Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). If the Beneficiary elects to continue the contract after the death of the Contractowner/Annuitant (through a separate provision of the contract), the Beneficiary may purchase a new Living Benefit Rider if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the Guaranteed Amount.
Termination. After the seventh anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Maximum Annual Withdrawal Amount Annuity Payment Option will continue if applicable);
•	if the Contractowner or Annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral;
•	on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree;
•	upon the death of the Contractowner/Annuitant;
•	when the Maximum Annual Withdrawal amount is reduced to zero; or
•	upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.
If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available at the time for purchase.
i4LIFE® Advantage Option. i4LIFE® Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic Regular Income Payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a Death Benefit during the Access Period. This rider is available after the contract's effective date. A minimum payout floor, called the Guaranteed Income Benefit, is also available for purchase at the time you elect i4LIFE® Advantage. Depending on a person's age and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Maximum Annual Withdrawal amounts under Lincoln Lifetime IncomeSM Advantage. You cannot have both i4LIFE® Advantage and Lincoln Lifetime IncomeSM Advantage in effect on your contract at the same time.
Contractowners with an active Lincoln Lifetime IncomeSM Advantage may decide to terminate Lincoln Lifetime IncomeSM Advantage and purchase i4LIFE® Advantage since i4LIFE® Advantage provides a different income stream. If this decision is made, the Contractowner can use any remaining Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE® Advantage. Owners of the Lincoln Lifetime IncomeSM Advantage rider are guaranteed the ability to purchase i4LIFE® Advantage Guaranteed Income Benefit in the future even if it is no longer generally available for purchase. Owners of Lincoln Lifetime IncomeSM Advantage are also guaranteed that the annuity factors that are used to calculate the initial Guaranteed Income Benefit under i4LIFE® Advantage will be the annuity factors in effect as of the day they purchased Lincoln Lifetime IncomeSM Advantage. In addition, owners of Lincoln Lifetime IncomeSM Advantage may in the future purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase Lincoln Lifetime IncomeSM Advantage.
i4LIFE® Advantage Guaranteed Income Benefit for Lincoln Lifetime IncomeSM Advantage purchasers must be elected before the Annuity Commencement Date and by age 99 for nonqualified contracts or age 85 for qualified contracts. See i4LIFE® Advantage Guaranteed Income Benefit sections of this prospectus. The charges for these benefits will be the current charge for new purchasers in effect for the i4LIFE® Advantage and the current Guaranteed Income Benefit charge in effect for prior purchasers of Lincoln Lifetime IncomeSM Advantage at the time of election of these benefits. If you use your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE® Advantage and the Guaranteed Income Benefit in effect for at least 3 years.
Below is an example of how the Guaranteed Amount from Lincoln Lifetime IncomeSM Advantage is used to establish the Guaranteed Income Benefit with i4LIFE® Advantage.
Prior to i4LIFE® Advantage election:
Contract Value = $100,000
Guaranteed Amount = $150,000
After i4LIFE®Advantage election:
Regular Income Payment = $6,700 per year = Contract Value divided by the i4LIFE® Advantage annuity factor
Guaranteed Income Benefit = $7,537.50 per year = Guaranteed Amount divided by Guaranteed Income Benefit Table factor applicable to owners of the Lincoln Lifetime IncomeSM Advantage rider.
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Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. The Death Benefit calculation for certain Death Benefit options in effect prior to the Annuity Commencement Date may change for Contractowners with an active Lincoln Lifetime IncomeSM Advantage. Certain Death Benefit options provide that all withdrawals reduce the Death Benefit in the same proportion that the withdrawals reduce the Contract Value. If you elect Lincoln Lifetime IncomeSM Advantage, withdrawals less than or equal to the Maximum Annual Withdrawal amount will reduce the sum of all Purchase Payments option of the Death Benefit on a dollar for dollar basis. This applies to the sum of all Purchase Payments alternative of the Enhanced Guaranteed Minimum Death Benefit. See The Contracts – Death Benefits. Any Excess Withdrawals will reduce the sum of all Purchase Payments in the same proportion that the withdrawals reduced the Contract Value under any Death Benefit option in which proportionate withdrawals are in effect. This change has no impact on Death Benefit options in which all withdrawals reduce the Death Benefit calculation on a dollar for dollar basis. The terms of your contract will describe which method is in effect for your contract.
The following example demonstrates how a withdrawal will reduce the Death Benefit if both the Enhanced Guaranteed Minimum Death Benefit (EGMDB) and Lincoln Lifetime IncomeSM Advantage are in effect when the Contractowner dies. Note that this calculation applies only to the sum of all Purchase Payments calculation and not for purposes of reducing the highest anniversary Contract Value under the EGMDB:
Contract Value before withdrawal $80,000
Maximum Annual Withdrawal Amount $ 5,000
Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of this prospectus:
a)	Contract Value $80,000
b)	Sum of Purchase Payments $100,000
c)	Highest anniversary Contract Value $150,000
Withdrawal of $9,000 will impact the Death Benefit calculations as follows:
a)	$80,000 - $9,000 = $71,000 (Reduction $9,000)
b)	$100,000 - $5,000 = $95,000 (dollar for dollar reduction of Maximum Annual Withdrawal amount)
$95,000 - $5,067 = $89,933 [$95,000 x ($4,000/$75,000) = $5,067] Proportionate reduction of Excess Withdrawal. Total reduction = $10,067.
c)	$150,000 - $16,875 = $133,125 [$150,000 x $9,000/$80,000 = $16,875] The entire $9,000 withdrawal reduces the Death Benefit option proportionately. Total reduction = $16,875.
Item c) provides the largest Death Benefit of $133,125.
Lincoln SmartSecurity® Advantage
The Lincoln SmartSecurity® Advantage rider is no longer available for purchase.
This benefit provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial Purchase Payment (or Contract Value if elected after contract issue) adjusted for subsequent Purchase Payments, step-ups and withdrawals in accordance with the provisions set forth below. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value, if higher, on each Benefit Year anniversary through the tenth anniversary. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, the Contractowner can also initiate additional 10-year periods of automatic step-ups.
You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. You also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse. These options are discussed below in detail.
If you purchased this rider, you are limited in how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements.
If the benefit was elected at contract issue, then the rider was effective on the contract’s effective date. If the benefit was elected after the contract was issued, the rider was effective on the next Valuation Date following approval by us.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If the Contractowner elects to step-up the Guaranteed Amount (this does not include Automatic Annual Step-ups within a 10-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next Valuation Date after notice of the step-up is approved by us.
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Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when and how you elect the benefit. If you elected the benefit at the time you purchased the contract, the Guaranteed Amount equals your initial Purchase Payment. If you elected the benefit after we issued the contract, the Guaranteed Amount equals the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $10,000,000 for Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option. This maximum takes into consideration the combined guaranteed amounts under all Living Benefit Riders of all Lincoln New York contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
Additional Purchase Payments automatically increase the Guaranteed Amount by the amount of the Purchase Payment (not to exceed the maximum); for example, a $10,000 additional Purchase Payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero.
Each withdrawal reduces the Guaranteed Amount as discussed below.
Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional Purchase Payments and step-ups are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount.
Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary up to and including the 10th Benefit Year if:
a. the Contractowner or joint owner is still living; and
b. the Contract Value as of the Valuation Date, after the deduction of any withdrawals (including surrender charges and Market Value Adjustments), the rider charge plus any Purchase Payments made on that date is greater than the Guaranteed Amount immediately preceding the Valuation Date.
After the 10th Benefit Year anniversary, you may initiate another 10-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:
a. each Contractowner and Annuitant is under age 81; and
b. the Contractowner or joint owner is still living.
If you choose, we will administer this election for you automatically, so that a new 10-year period of step-ups will begin at the end of each prior 10-year step-up period.
Following is an example of how the step-ups work in the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Guaranteed Amount
Initial Purchase Payment $50,000	$50,000	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$54,000
3rd Benefit Year anniversary	$57,000	$57,000
Annual step-ups, if the conditions are met, will continue until (and including) the tenth Benefit Year anniversary. If you had elected to have the next 10-year period of step-ups begin automatically after the prior 10-year period, annual step-ups, if conditions are met, will continue beginning on the eleventh Benefit Year anniversary.
Contractowner elected step-ups (other than automatic step-ups) will be effective on the next Valuation Date after we receive your request and a new Benefit Year will begin. Purchase Payments and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.
A Contractowner elected step-up (including Contractowner step-ups that we administer for you to begin a new 10-year step-up period) may cause a change in the charge rate for this benefit. There is no change in the charge rate when automatic, annual step-ups occur during a 10-year period. See Charges and Other Deductions – Rider Charges – Lincoln SmartSecurity® Advantage Charge.
Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero.
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On the effective date of the rider, the Maximum Annual Withdrawal amount is 5% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option.
If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 5% of any additional Purchase Payments. For example, if the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option with a Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made, the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal amount to the greater of:
a. the Maximum Annual Withdrawal amount immediately prior to the step-up; or
b. 5% of the new (stepped-up) Guaranteed Amount.
If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:
1. the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis; and
2. the Maximum Annual Withdrawal amount will remain the same.
Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges or the Market Value Adjustment on the amount withdrawn from the fixed account, if applicable. See The Contracts - Fixed Side of the Contract. If the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in the form of systematic installments, as calculated by Lincoln, of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code Section 401(a)(9) for this Contract Value, and no other withdrawals are taken. Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters.
When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:
1.	The Guaranteed Amount is reduced to the lesser of:
•	the Contract Value immediately following the withdrawal; or
•	the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.
2.	The Maximum Annual Withdrawal amount will be the lesser of:
•	the Maximum Annual Withdrawal amount immediately prior to the withdrawal; or
•	the greater of:
•	5% of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or
•	5% of the Contract Value immediately following the withdrawal; or
•	the new Guaranteed Amount.
The following example of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option demonstrates the impact of a withdrawal in excess of the Maximum Annual Withdrawal amount on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 Excess Withdrawal caused a $32,000 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal = $5,000 (5% of the initial Guaranteed Amount of $100,000)
After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650
The Guaranteed Amount was reduced to the lesser of the Contract Value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($85,000 - $7,000 = $78,000).
The Maximum Annual Withdrawal amount was reduced to the lesser of:
1.	Maximum Annual Withdrawal amount prior to the withdrawal ($5,000); or
2.	The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the Contract Value following the withdrawal ($2,650); or
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3.	The new Guaranteed Amount ($53,000).
The lesser of these three items is $2,650.
In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.
Withdrawals in excess of the Maximum Annual Withdrawal amount will be subject to surrender charges and a Market Value Adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the Market Value Adjustment calculation.
Lifetime Withdrawals. Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (Contractowner) lifetime (if you purchase the single life option) or for the lifetimes of you (Contractowner) and your spouse (if the joint life option is purchased), as long as:
1.	No withdrawals are made before you (and your spouse if a joint life) are age 65; and
2.	An Excess Withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.
If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.
If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:
1.	If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the Contract Value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or
2.	The Contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first Valuation Date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that Valuation Date. This will reduce your Maximum Annual Withdrawal amount. A Contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:
a.	the Contractowner (and spouse if applicable) is age 65;
b.	the contract is currently within a 10-year automatic step-up period described above (or else a Contractowner submits a step-up request to start a new 10-year automatic step-up period) (the Contractowner must be eligible to elect a step-up; i.e., all Contractowners and the Annuitant must be alive and under age 81); and
c.	you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.
As an example of these two situations, if you purchased the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single life with $100,000, your initial Guaranteed Amount is $100,000 and your initial Maximum Annual Withdrawal amount is $5,000. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $95,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or Contractowner-elected) causes the Guaranteed Amount to equal or exceed $100,000, then the Maximum Annual Withdrawal amount of $5,000 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a 10-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount; 5% of $95,000 is $4,750. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless Excess Withdrawals are made.
The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value. If the contract is surrendered, the Contractowner will receive the Contract Value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.
Guaranteed Amount Annuity Payment Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payment Option is available.
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The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 5% Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in this prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and may continue until death if the lifetime Maximum Annual Withdrawal is in effect. This may result in a partial, final payment. You would consider this option only if your Contract Value is less than the Guaranteed Amount (and you don't believe the Contract Value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero.
If the Contract Value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.
Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts — Death Benefit.
Upon the death of the single life under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up – single life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new single life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider:
1.	the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount;
2.	whether it is important to have Maximum Annual Withdrawal amounts for life or only until the Guaranteed Amount is reduced to zero; and
3.	the cost of the single life option.
Upon the first death under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up – joint life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's Beneficiary elects to take the annuity Death Benefit in installments over life expectancy, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse Beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the joint life option to the single life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. In deciding whether to make this change, the surviving spouse should consider: 1) if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease and 2) if the cost of the single life option is less than the cost of the joint life option.
If the surviving spouse of the deceased Contractowner continues the contract, the remaining automatic step-ups under the Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option, will apply to the spouse as the new Contractowner.
If a non-spouse Beneficiary elects to receive the Death Benefit in installments over life expectancy (thereby keeping the contract in force), the Beneficiary may continue the Lincoln SmartSecurity® Advantage if desired. Automatic step-ups under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option will not continue. In the event the Contract Value declines below the Guaranteed Amount (as adjusted for withdrawals of Death Benefit payments), the Beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the Death Benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this rider. If there are multiple Beneficiaries, each Beneficiary will be entitled to continue a share of the Lincoln SmartSecurity® Advantage equal to his or her share of the Death Benefit.
Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may change from a joint life option to a single life option (if available) (if the Contractowner is under age 81) at the current rider charge of the single life option. At the time of the
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change, the Guaranteed Amount will be reset to the current Contract Value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.
After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.
Termination. After the later of the fifth Benefit Year anniversary of the effective date of the rider or the fifth Benefit Year anniversary of the most recent Contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. Lincoln SmartSecurity® Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
•	upon the election of i4LIFE® Advantage;
•	if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
•	when the Maximum Annual Withdrawal or Contract Value is reduced to zero due to an Excess Withdrawal; or
•	Upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.
If you terminate the rider, you must wait one year before you can purchase any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Option. Contractowners with an active Lincoln SmartSecurity® Advantage rider who decide to terminate their rider and purchase i4LIFE® Advantage can use any remaining Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE® Advantage terms and charge in effect at the time of the i4LIFE® Advantage election (i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is not available). Contractowners may consider this if i4LIFE® Advantage will provide a higher payout amount, among other reasons. There are many factors to consider when making this decision, including the cost of the riders, the payout amounts, applicable guarantees and applicable Investment Requirements. You should discuss this decision with your registered representative. See The Contracts – Living Benefit Riders – i4LIFE® Advantage.
4LATER® Advantage (Managed Risk)
4LATER® Advantage (Managed Risk) is a rider that provides an Income Base which will be used to establish the amount of the Guaranteed Income Benefit payment upon the election of i4LIFE® Advantage. If you elect 4LATER® Advantage (Managed Risk), you must later elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) in order to receive a benefit from 4LATER® Advantage (Managed Risk). You will be subject to certain Investment Requirements in which your Contract Value must be allocated among specified Subaccounts. See The Contracts – Investment Requirements.
Income Base. The Income Base is an amount used to calculate the Guaranteed Income Benefit under i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) at a later date. The Income Base is not available to you as a lump sum withdrawal or as a Death Benefit. The initial Income Base varies based on when you elect the rider. If you elect 4LATER® Advantage (Managed Risk) at the time you purchase the contract, the Income Base will be equal to the initial Purchase Payment. If you elect the rider after you have purchased the contract, the initial Income Base will equal the Contract Value on the effective date of 4LATER® Advantage (Managed Risk). The maximum Income Base is $10,000,000. The maximum takes into consideration the total guaranteed amounts from all Lincoln New York contracts (or contracts issued by our affiliates) in which you (and/or Secondary Life, if joint life option) are the covered lives.
Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payments (not to exceed the maximum Income Base). For example, an additional Purchase Payment of $10,000 will increase the Income Base by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000, the charge for 4LATER® Advantage (Managed Risk) will change to the then current charge in effect on the next Benefit Year anniversary. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.
Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal. This means that the reduction in the Income Base could be more than the dollar amount of the withdrawal.
The following example demonstrates the impact of a withdrawal on the Income Base and the Contract Value. The Contractowner makes a withdrawal of $11,200 which causes a $12,550 reduction in the Income Base.
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Prior to the withdrawal:
Contract Value = $112,000
Income Base = $125,500
After a withdrawal of $11,200, the Contract Value is reduced by 10% ($11,200) and the Income Base is also reduced by 10%, the same proportion by which the withdrawal reduced the Contract Value ($11,200 ÷ $112,000)
Contract Value = $100,800 ($112,000 - $11,200)
Income Base = $112,950 ($125,500 x 10% = $12,550; $125,500 - $12,550 = $112,950)
In a declining market, withdrawals may significantly reduce your Income Base. If the Income Base is reduced to zero due to withdrawals, this rider will terminate. If the Contract Value is reduced to zero due to a withdrawal, both the rider and the contract will terminate.
Automatic Annual Step-up. The Income Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Annuitant (single life option), or the Secondary Life (joint life option) are still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges and, the rider charge), plus any Purchase Payments made on that date is equal to or greater than the Income Base after the 5% Enhancement (if any).
The Automatic Annual Step-up is available even in years in which a withdrawal has occurred.
5% Enhancement. On each Benefit Year anniversary, the Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5% if:
a.	the Annuitant (as well as the Secondary Life if the joint life option is in effect) are under age 86; and
b.	if there were no withdrawals in the preceding Benefit Year; and
c.	the rider is within the Enhancement Period described below.
The Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the 5% Enhancements will terminate at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Any new Purchase Payment made after the initial Purchase Payment will be added immediately to the Income Base. However, any new Purchase Payment must be invested in the contract for at least one Benefit Year before it will be used in calculating the 5% Enhancement. Any new Purchase Payments made within the first 90 days after the effective date of 4LATER® Advantage (Managed Risk) will be included in the Income Base for purposes of calculating the 5% Enhancement on the first Benefit Year anniversary.
If you decline the Automatic Annual Step-up during the first 10 Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the 4LATER® Advantage (Managed Risk) charge could increase to the then current charge at the time of any 5% Enhancements after the 10th Benefit Year anniversary. You will have the option to opt out of the enhancements after the 10th Benefit Year. In order to be eligible to receive further 5% Enhancements the Annuitant (single life option), or the Secondary Life (joint life option) must still be living and be under age 86.
Note: The 5% Enhancement is not available in any Benefit Year there is a withdrawal from Contract Value. A 5% Enhancement will occur in subsequent years only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next Benefit Year, the enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Income Base (assuming no withdrawals):
Initial Purchase Payment = $100,000; Income Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000
Additional Purchase Payment on day 95 = $10,000; Income Base = $125,000
On the first Benefit Year anniversary, the Income Base will not be less than $130,750 ($115,000 x 1.05% = $120,750 plus $10,000). The $10,000 Purchase Payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year anniversary.
As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Income Base, you will not receive the 5% Enhancement. If the Automatic Annual Step-up and the 5% Enhancement increase the Income Base to the same amount then you will receive the Automatic Annual Step-up. The 5% Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10,000,000.
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You will not receive the 5% Enhancement on any Benefit Year anniversary in which there is a withdrawal. The 5% Enhancement will occur on the following Benefit Year anniversary if no further withdrawals are made from the contract and the rider is within the Enhancement Period.
The following is an example of how the Automatic Annual Step-ups and the 5% Enhancement affect the Income Base and the potential for the charge to increase or decrease (assuming there have been no withdrawals or new Purchase Payments):
	Contract Value	Income Base with 5% Enhancement	Income Base	Potential for Charge to Change
Initial Purchase Payment $50,000	$50,000	N/A	$50,000	N/A
1st Benefit Year anniversary	$54,000	$52,500	$54,000	Yes
2nd Benefit Year anniversary	$53,900	$56,700	$56,700	No
3rd Benefit Year anniversary	$56,000	$59,535	$59,535	No
4th Benefit Year anniversary	$64,000	$62,512	$64,000	Yes
On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). An Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10,000,000.
Death Prior to the Annuity Commencement Date. 4LATER® Advantage (Managed Risk) has no provision for a payout of the Income Base or any other Death Benefit upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of the 4LATER® Advantage (Managed Risk) does not impact the Death Benefit options available for purchase with your annuity contract. Generally all Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9), as amended. See The Contracts – Death Benefit.
If the Contractowner is not also named as the Annuitant or the Secondary Life, upon the first death of the Annuitant or Secondary Life, the 4LATER® Advantage (Managed Risk) rider will continue. Upon the second death of either the Annuitant or Secondary Life, 4LATER® Advantage (Managed Risk) will terminate.
Upon the death of the Contractowner, the 4LATER® Advantage (Managed Risk) rider will continue only if either Annuitant or the Secondary Life becomes the new Contractowner and payments under i4LIFE® Advantage begin within one year after the death of the Contractowner.
Eligibility. To elect 4LATER® Advantage (Managed Risk), the Contractowner, Annuitant and Secondary Life under the joint life option must be age 85 or younger.
4LATER® Advantage (Managed Risk) is not available for purchase with qualified contracts and is designed primarily for purchasers of nonqualified contracts where the Contractowner and Annuitant are different people (single life option) or with joint life benefits where the Secondary Life is not a spouse. If you are eligible to elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and you purchase joint life benefits where Secondary Life is a spouse, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) generally offers better benefits for the same charge. Please see Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), for more information about Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
Termination. After the fifth anniversary of the effective date of the 4LATER® Advantage (Managed Risk) rider, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. 4LATER® Advantage (Managed Risk) will automatically terminate:
•	on the Annuity Commencement Date; or
•	upon election of Lincoln Market SelectSM Advantage; or
•	if the Annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral; or
•	upon the second death of either the Annuitant or Secondary Life; or
•	when the Income Base is reduced to zero due to withdrawals; or
•	the last day that you can elect i4LIFE® Advantage (age 99 for nonqualified contracts); or
•	upon termination of the underlying contract.
This termination will not result in any increase in Contract Value equal to the Income Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
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i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who previously purchased 4LATER® Advantage (Managed Risk). Contractowners with an active 4LATER® Advantage (Managed Risk) may purchase i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) at the terms in effect when the Contractowner purchased 4LATER® Advantage (Managed Risk) rider. i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) provides for periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period), a Death Benefit during the Access Period, and a minimum payout floor, called the Guaranteed Income Benefit. You will be required to adhere to certain Investment Requirements during the time you own i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). See Living Benefit Riders - i4LIFE® Advantage Guaranteed Income Benefit for more information.
Once you elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), you can use the greater of the Income Base under 4LATER® Advantage (Managed Risk) or Account Value to establish the Guaranteed Income Benefit under i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). This decision must be made by the maximum age to elect i4LIFE® Advantage, which is age 95. Purchasers of 4LATER® Advantage (Managed Risk) who have waited until after the fifth Benefit Year anniversary may elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) until age 99.
If you elect the 4LATER® Advantage (Managed Risk) joint life option, you must purchase i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) joint life option.
Contractowners who elect 4LATER® Advantage (Managed Risk) are guaranteed the ability in the future to elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) even if it is no longer available for purchase. They are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those at the time they elected 4LATER® Advantage (Managed Risk). The minimum length of the i4LIFE® Advantage Access Period will vary based upon when you purchased your 4LATER® Advantage (Managed Risk) rider and how long the rider was in effect before you decided to purchase i4LIFE® Advantage. These requirements are specifically listed in the i4LIFE® Advantage Guaranteed Income Benefit section of this prospectus under Impacts to i4LIFE® Advantage Regular Income Payments.
The Contractowner must elect the levelized option for Regular Income Payments. While i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period.
You should consider electing i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) when you are ready to immediately start receiving i4LIFE® Advantage payments. Payments from a nonqualified contract that a person receives under i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) are treated as “amounts received as an annuity” under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an “exclusion ratio” as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income tax rates), and the remainder is treated as a nontaxable return of Purchase Payments.
i4LIFE® Advantage
i4LIFE® Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. You may also purchase i4LIFE® Advantage Guaranteed Income Benefit for an additional charge. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage is an Annuity Payout option that provides you with variable, periodic Regular Income Payments for life subject to certain conditions. These payouts are made during two time periods: an Access Period and a Lifetime Income Period. During the Access Period, you have access to your Account Value, which means you may surrender the contract, make withdrawals, and have a Death Benefit. During the Lifetime Income Period, you no longer have access to your Account Value. You choose the length of the Access Period when you select i4LIFE® Advantage; the Lifetime Income Period begins immediately after the Access Period ends and continues until your death (or the death of a Secondary Life, if later). i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. You may also purchase the Guaranteed Income Benefit which provides a minimum payout floor for your Regular Income Payments. You choose when you want to receive your first Regular Income Payment and the frequency with which you will receive Regular Income Payments. The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving the Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. This option is available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP market). This option is subject to a charge while the i4LIFE® Advantage is in effect computed daily on the Account Value. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected after the effective date of the contract and before any other Annuity Payout option under this contract is elected by sending a completed i4LIFE® Advantage election form to our Servicing Office. When you elect i4LIFE® Advantage, you must choose the Annuitant, Secondary Life, if applicable, and make several choices about your Regular Income Payments. The Annuitant and Secondary Life may not be changed after i4LIFE®
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Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefits regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election.
i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life, if applicable, are age 59½ or older at the time the rider is elected. i4LIFE® Advantage Guaranteed Income Benefit must be elected by age 80 on IRA contracts or age 95 for nonqualified contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, unless the 4LATER® Advantage Guaranteed Income Benefit or i4LIFE® Advantage Guaranteed Income Benefit has been elected. If the Guaranteed Income Benefit option has been elected on an IRA contract, additional Purchase Payments may be made until the initial Guaranteed Income Benefit is calculated. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.
If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or Before the Annuity Commencement Date.
When you elect i4LIFE® Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE® Advantage, unless you elect a less expensive Death Benefit option. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began. See The Contracts – i4LIFE® Advantage Death Benefits.
Access Period. At the time you elect i4LIFE® Advantage, you also select the Access Period, which begins on the Periodic Income Commencement Date. The Access Period is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit, and during which you may surrender the contract and make withdrawals from your Account Value (defined below). At the end of the Access Period, the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). This is called the Lifetime Income Period. During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends.
We will establish the minimum (currently 5 years) and maximum (currently the length of time between your current age and age 115 for nonqualified contracts or to age 100 for qualified contracts) Access Periods at the time you elect i4LIFE® Advantage. Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Servicing Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. The minimum Access Period requirements for Guaranteed Income Benefits are longer than the requirements for i4LIFE® Advantage without a Guaranteed Income Benefit. Shortening the Access Period will terminate the Guaranteed Income Benefit. See Guaranteed Income Benefit with i4LIFE® Advantage.
Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life and the Account Value will be reduced to zero.
Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living and access to your Account Value during the Access Period. When you elect i4LIFE® Advantage, you will have to choose the date you will receive the initial Regular Income Payment. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage. You also select when the Access Period ends and when the Lifetime Income Period begins. You must also select the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the Assumed Investment Return (“AIR”). These choices will influence the amount of your Regular Income Payments.
If you do not choose a payment frequency, the default is a monthly frequency. You may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, at the beginning of each calendar year. You also choose the AIR. AIR rates of 3%, 4%, or 5% may be available. As of February 15, 2016, the 5% AIR is no longer available for i4LIFE® Advantage elections. The higher the AIR you choose, the higher your initial Regular Income Payment will
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be and the higher the return must be to increase subsequent Regular Income Payments. You also choose the length of the Access Period. At this time, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries.
Regular Income Payments are not subject to any applicable surrender charges or Market Value Adjustments. See Charges and Other Deductions. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.
The amount of the initial Regular Income Payment is determined on the Periodic Income Commencement Date by dividing the Contract Value, less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life, if applicable;
•	the length of the Access Period selected;
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit of the entire Account Value will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit of the full Account Value was payable. The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.
The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%.
Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal.
For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage (and any Guaranteed Income Benefit if applicable) will terminate.
Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life (if living);
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity
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Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln New York's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.
Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.
During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.
i4LIFE® Advantage Death Benefits
i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is available during the Access Period. This Death Benefit is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is elected.
i4LIFE® Advantage EGMDB. The i4LIFE® Advantage EGMDB is only available during the Access Period. This benefit is the greatest of:
•	the Account Value as of the Valuation Date on which we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals, if any. Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit, and other withdrawals, if any, reduce the Death Benefit in the same proportion that Regular Income Payments and withdrawals reduce the Account Value.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage; or
•	the highest Account Value or Contract Value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or Contract Value is increased by Purchase Payments and is decreased by Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or Contract Value is obtained. Regular Income Payments and withdrawals are deducted in the same proportion that Regular Income Payments and withdrawals reduce the Account Value.
We will look at the Contract Value before i4LIFE® Advantage and the Account Value after the i4LIFE® Advantage election to determine the highest anniversary value.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
Contracts with the i4LIFE® Advantage EGMDB may elect to change to the i4LIFE® Advantage Account Value Death Benefit. We will effect the change in Death Benefit on the Valuation Date we receive a completed election form at our Servicing Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage EGMDB.
General Death Benefit Provisions. For all Death Benefit options, following the Access Period, there is no Death Benefit. The Death Benefits also terminate when the Account Value equals zero, because the Access Period terminates.
If there is a change in the Contractowner, joint owner or Annuitant during the life of the contract, for any reason other than death, the only Death Benefit payable for the new person will be the i4LIFE® Advantage Account Value Death Benefit. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.
If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program.
The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:
1. proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
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2. written authorization for payment; and
3. all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the contract at that time.
If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Guaranteed Income Benefit with i4LIFE® Advantage
A Guaranteed Income Benefit may be available for purchase when you elect i4LIFE® Advantage which ensures that your Regular Income Payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. There are two versions of i4LIFE®Advantage Guaranteed Income Benefit currently available for purchase (unless you are guaranteed the right to elect a prior version under the terms of your Living Benefit Rider) – i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and i4LIFE® Advantage Guaranteed Income Benefit (version 4).
i4LIFE® Advantage Guaranteed Income Benefit is an optional feature that provides a Guaranteed Income Benefit percentage and requires that you adhere to certain Investment Requirements. See Investment Requirements in this prospectus for more information about the Investment Requirements applicable to your version of i4LIFE® Advantage Guaranteed Income Benefit. You will be subject to Investment Requirements applicable to your rider for the entire time you own the rider. Failure to comply with the Investment Requirements will result in the termination of the rider. See i4LIFE® Advantage Guaranteed Income Benefit – Termination for more information. All of the other terms and conditions of i4LIFE® Advantage Guaranteed Income Benefit (version 4) continue to apply to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk).
As discussed below, certain features of the Guaranteed Income Benefit may be impacted if you purchased a Living Benefit Rider prior to electing i4LIFE® Advantage Guaranteed Income Benefit. Refer to the 4LATER® Advantage section of this prospectus for a discussion of the 4LATER® Guaranteed Income Benefit.
Additional Purchase Payments cannot be made to a contract with the Guaranteed Income Benefit. You are also limited in how much you can invest in certain Subaccounts. See the Contracts – Investment Requirements.
There is no guarantee that any version of i4LIFE® Advantage Guaranteed Income Benefit will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit Riders. However, a Contractowner with Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) (including Lincoln Lifetime IncomeSM Advantage 2.0), Lincoln Market SelectSM Advantage or 4LATER® Advantage (Managed Risk) who decides to terminate that rider to purchase i4LIFE® Advantage will be guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in the prior rider.
You may elect any available version of the Guaranteed Income Benefit when you elect i4LIFE® Advantage or during the Access Period, if still available for election, subject to terms and conditions at that time. You may choose not to purchase the Guaranteed Income Benefit at the time you purchase i4LIFE® Advantage by indicating that you do not want the i4LIFE® Advantage Guaranteed Income Benefit on the election form at the time that you purchase i4LIFE® Advantage. If you intend to use the Guaranteed Amount or the Income Base from a previously elected Living Benefit Rider to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE® Advantage.
The i4LIFE® Advantage Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. See i4LIFE® Advantage – General i4LIFE® Provisions for an example.
Contractowners with Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk) who wish to elect i4LIFE® Advantage Guaranteed Income Benefit must elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). Please refer to your Living Benefit Rider regarding the availability of prior versions of Guaranteed Income Benefit.
Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4). The following discussion applies to both Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4) unless otherwise specified. The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base or Guaranteed Amount as applicable), based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit
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is elected. The specified percentages and the corresponding age-bands for calculating the initial Guaranteed Income Benefit are outlined in the applicable table below for riders elected on or after May 20, 2013. Lincoln SmartSecurity® Advantage purchasers use the date of the i4LIFE® Advantage Guaranteed Income Benefit election to determine the table applicable to their contracts. (i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is not available to Lincoln SmartSecurity® Advantage purchasers.)
Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for:
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections or for purchasers of
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk)
on or after May 20, 2013.
Single Life Option		Joint Life Option
Age	Percentage of Account Value or Income Base*	Age (younger of you and your spouse’s age)	Percentage of Account Value or Income Base*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 69	4.00%
65 – 69	4.50%	70 – 74	4.50%
70 – 79	5.00%	75 – 79	5.00%
80+	5.50%	80+	5.50%

*	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider’s effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Advantage (Managed Risk) may use any remaining Income Base to establish the initial Guaranteed Income Benefit.
i4LIFE® Advantage Guaranteed Income Benefit (version 4) elections or for prior purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 on or after May 20, 2013.
Single Life Option		Joint Life Option
Age	Percentage of Account Value, Income Base or Guaranteed Amount*	Age (younger of you and your spouse’s age)	Percentage of Account Value, Income Base or Guaranteed Amount*
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.50%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	3.00%
59 - 64	3.50%	59 – 69	3.50%
65 – 69	4.00%	70 – 74	4.00%
70 – 74	4.50%	75+	4.50%
75+	5.00%

*	Purchasers of Lincoln SmartSecurity® Advantage (regardless of the rider effective date) may use any remaining Guaranteed Amount (if greater than the Account Value) to calculate the initial Guaranteed Income Benefit. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.
i4LIFE® Advantage Guaranteed Income Benefit elections for prior purchasers of Lincoln Market SelectSM Advantage.
	Table A for i4LIFE® Advantage Regular Income Payments or withdrawals taken prior to the 5th Benefit Year anniversary (Percentage of Account Value or Income Base*)		Table B for i4LIFE® Advantage Regular Income Payments or withdrawals taken on and after the 5th Benefit Year anniversary (Percentage of Account Value or Income Base*)
Age	Single Life	Joint Life	Single Life	Joint Life
Under age 40	1.50%	1.50%	2.50%	2.50%
40 – 54	2.00%	2.00%	3.00%	3.00%
55 – 58	2.50%	2.50%	3.50%	3.50%
59 – 64	3.00%	3.00%	4.00%	4.00%
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	Table A for i4LIFE® Advantage Regular Income Payments or withdrawals taken prior to the 5th Benefit Year anniversary (Percentage of Account Value or Income Base*)		Table B for i4LIFE® Advantage Regular Income Payments or withdrawals taken on and after the 5th Benefit Year anniversary (Percentage of Account Value or Income Base*)
Age	Single Life	Joint Life	Single Life	Joint Life
65 – 69	3.50%	3.00%	4.50%	4.00%
70 – 74	4.00%	3.50%	5.00%	4.50%
75 – 79	4.00%	4.00%	5.00%	5.00%
80+	4.50%	4.50%	5.50%	5.50%

*	Purchasers of Lincoln Market SelectSM Advantage may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider’s effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit.
Note that Guaranteed Income Benefit percentages for riders purchased prior to May 20, 2013, can be found in an Appendix to this prospectus.

If the amount of your i4LIFE® Advantage Regular Income Payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment). (Regular Income Payments also reduce the Account Value.) This payment will be made from the variable Subaccounts and the fixed account proportionately, according to your investment allocations.
If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. If your Account Value equals zero, no Death Benefit will be paid. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Guaranteed Income Benefit	$810
Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
The Contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.
The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For nonqualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income Commencement Date anniversary. For qualified contracts, the step-up will occur annually on the Valuation Date of the first periodic income payment of each calendar year. The first step-up is the Valuation Date of the first periodic income payment in the next calendar year following the Periodic Income Commencement Date.
The following example illustrates how the initial Guaranteed Income Benefit is calculated for a 60-year old Contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 4.0% for a 60-year old (single life) per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections table above. The example also assumes that the Account Value has increased due to positive investment returns resulting in a
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higher recalculated Regular Income Payment. See The Contracts – i4LIFE® Advantage – Regular Income Payments during the Access Period for a discussion of recalculation of the Regular Income Payment.
8/1/2014 Amount of initial Regular Income Payment	$4,801
8/1/2014 Account Value at election of Guaranteed Income Benefit	$100,000
8/1/2014 Initial Guaranteed Income Benefit (4.0% x $100,000 Account Value)	$4,000
8/1/2015 Recalculated Regular Income Payment	$6,000
8/1/2015 Guaranteed Income Benefit after step-up (75% of $6,000)	$4,500
The Contractowner’s Guaranteed Income Benefit was increased to 75% of the recalculated Regular Income Payment.
The next section describes any differences in how the Guaranteed Income Benefit works for Guaranteed Income Benefit (version 3), Guaranteed Income Benefit (version 2) and Guaranteed Income Benefit (version 1). All other features of the Guaranteed Income Benefit not discussed below are the same as in Guaranteed Income Benefit (version 4).
Guaranteed Income Benefit (version 3). Guaranteed Income Benefit (version 3) was available for purchase on or after January 20, 2009 to December 31, 2010 (unless version 3 is available for election at any time per the terms of your Living Benefit Rider). For Guaranteed Income Benefit (version 3) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.
The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every Periodic Income Commencement Date anniversary during a 5-year step-up period. At the end of a step-up period you may elect a new step-up period by submitting a written request to the Servicing Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
Guaranteed Income Benefit (version 2). Guaranteed Income Benefit (version 2) was available for election prior to January 20, 2009 (unless version 2 is available for election at any time per the terms of your Living Benefit Rider). For Guaranteed Income Benefit (version 2) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.
The Guaranteed Income Benefit will automatically step-up every three years on the Periodic Income Commencement Date anniversary to 75% of the current Regular Income Payment, if the result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary during a 15-year step-up period. At the end of a step-up period, you may elect a new 15-year step-up period by submitting a written request to the Servicing Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
Guaranteed Income Benefit (version 1). If you have Guaranteed Income Benefit (version 1), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for election.
The next section describes certain guarantees in Living Benefit Riders relating to the election of the Guaranteed Income Benefit.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). Contractowners who elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may decide to terminate Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and purchase i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) in accordance with the same terms set out above for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). If this decision is made, the Contractowner can use the greater of the Income Base under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, or the Account Value to establish the Guaranteed Income Benefit under i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) who wait until after the 5th Benefit Year anniversary may elect i4LIFE® Advantage Guaranteed Income Benefit until age 99 for nonqualified contracts and 85 for qualified contracts.
Lincoln Market SelectSM Advantage. Contractowners who purchase Lincoln Market SelectSM Advantage are guaranteed the right, in the future, to elect i4LIFE® Advantage Guaranteed Income Benefit (version 4) even if it is no longer available for purchase. They are also guaranteed that the Guaranteed Income Benefit percentages and Access Period requirements will be at least as favorable as those available at the time they purchased Lincoln Market SelectSM Advantage.
If this election is made, you can use the greater of the Income Base under Lincoln Market SelectSM Advantage reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the Account Value to establish the Guaranteed Income Benefit under i4LIFE® Advantage Guaranteed Income Benefit (version 4). The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base) based on your age (or the age of the younger life under the joint life option) at the time the Guaranteed Income Benefit is elected. The initial Guaranteed Income Benefit will be lower if you took your first
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withdrawal (either a Guaranteed Annual Income withdrawal or Excess Withdrawal) or elected i4LIFE® Advantage Guaranteed Income Benefit prior to the fifth Benefit Year anniversary of the Lincoln Market SelectSM Advantage rider.
The specific percentages and the corresponding age-bands for this rider are outlined on the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above. Prior to the fifth Benefit Year anniversary, Table A will be used to determine the Guaranteed Income Benefit amount. If you take a withdrawal (either a Guaranteed Annual Income withdrawal or an Excess Withdrawal) or begin receiving Regular Income Payments under i4LIFE® Advantage Guaranteed Income Benefit, prior to the fifth Benefit Year anniversary, Table A will always be used to establish the Guaranteed Income Benefit. On or after the fifth Benefit Year anniversary, as long as no withdrawals occurred prior to the fifth Benefit Year anniversary, Table B will always be used.
Lincoln Lifetime IncomeSM Advantage 2.0. Contractowners who purchase Lincoln Lifetime IncomeSM Advantage 2.0 are guaranteed the ability in the future to purchase i4LIFE® Advantage Guaranteed Income Benefit (version 4) even if it is no longer available for purchase. They are also guaranteed that the Guaranteed Income Benefit percentages and Access Period requirements will be at least as favorable as those available at the time they purchased Lincoln Lifetime IncomeSM Advantage 2.0. See The Contracts - Living Benefit Riders - Lincoln Lifetime IncomeSM Advantage 2.0.
Contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0 rider may decide to terminate Lincoln Lifetime IncomeSM Advantage 2.0 and purchase i4LIFE® Advantage Guaranteed Income Benefit (version 4). If this decision is made, the Contractowner can use the Lincoln Lifetime IncomeSM Advantage 2.0 Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or since the rider’s effective date (if there has not been an Automatic Annual Step-up) if greater than the Account Value to establish the Guaranteed Income Benefit at the terms in effect for purchasers of this rider. If the Contractowner terminates Lincoln Lifetime IncomeSM Advantage 2.0 and purchases i4LIFE® Advantage Guaranteed Income Benefit (version 4) on the last day the Contractowner is eligible to purchase i4LIFE® Advantage, the Contractowner may also use the current Guaranteed Annual Income amount, if higher, to establish the initial Guaranteed Income Benefit. This decision must be made by the maximum age to elect i4LIFE® Advantage, which is age 95 for nonqualified contracts and age 80 for qualified contracts. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to May 21, 2012 who have waited until after the 5th Benefit Year anniversary may elect i4LIFE® Advantage Guaranteed Income Benefit until age 99 for nonqualified contracts and 85 for qualified contracts.
Lincoln SmartSecurity® Advantage. Contractowners who purchased Lincoln SmartSecurity® Advantage may elect the Guaranteed Income Benefit version currently available to them. The remaining Guaranteed Amount (if greater than the Account Value) at the time the initial Guaranteed Income Benefit is determined, will be used to calculate the Guaranteed Income Benefit. The initial Guaranteed Income Benefit will be equal to the applicable percentage based on the age of the younger of the Contractowner and the Secondary Life (joint life), at the time the Guaranteed Income Benefit is elected, multiplied by the remaining Guaranteed Amount. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above.
The following is an example of how the Guaranteed Amount from Lincoln SmartSecurity® Advantage or the Income Base from Lincoln Lifetime IncomeSM Advantage 2.0 may be used to calculate the i4LIFE® Advantage Guaranteed Income Benefit (version 4). The example assumes that on the date that i4LIFE® Advantage Guaranteed Income Benefit (version 4) is elected the Contractowner is 70 years of age and has made no withdrawals from the contract. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 4.5% for a 70-year old (single life) per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above. The example assumes an annual payment mode has been elected.
Account Value (equals Contract Value on date i4LIFE® Advantage Guaranteed Income Benefit (version 4) is elected)	$100,000
Guaranteed Amount/Income Base on date i4LIFE® Advantage Guaranteed Income Benefit (version 4) is elected	$140,000
Amount of initial Regular Income Payment	$5,411	per year
Initial Guaranteed Income Benefit (4.5% x $140,000 Guaranteed Amount/Income Base which is greater than $100,000 Account Value)	$6,300
4LATER® Advantage (Managed Risk). Contractowners who elect 4LATER® Advantage (Managed Risk) must elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) in accordance with the same terms set out above for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). When this decision is made, the Contractowner can use the greater of the Income Base under 4LATER® Advantage (Managed Risk) or the Account Value to calculate the amount of the initial Guaranteed Income Benefit. All other provisions of i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) apply.
Lincoln Lifetime IncomeSM Advantage. Contractowners who purchased Lincoln Lifetime IncomeSM Advantage are guaranteed that they may use the remaining Guaranteed Amount (if greater than the Account Value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit (version 2 or version 3 only). The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the Contract Value at the time the initial i4LIFE® Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial Regular Income Payment times the remaining Guaranteed
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Amount divided by the Contract Value, if the Guaranteed Amount is greater than the Contract Value. See the Lincoln Lifetime IncomeSM Advantage – i4LIFE® Advantage Option section for an example of calculation of the Guaranteed Income Benefit using the purchased Lincoln Lifetime IncomeSM Advantage Guaranteed Amount.
Contractowners who purchased Lincoln Lifetime IncomeSM Advantage may also choose to terminate Lincoln Lifetime IncomeSM Advantage to purchase the version of the Guaranteed Income Benefit that is then currently available; however, only the Account Value and not the Guaranteed Amount will be used to establish the Guaranteed Income Benefit. For Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be equal to the applicable percentage, which is based on the age of either the Contractowner (single life option) or the youngest age of either the Contractowner or Secondary Life (joint life option) at the time the Guaranteed Income Benefit is elected, multiplied by the Account Value. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections table above.
Impacts to i4LIFE® Advantage Regular Income Payments. When you select the i4LIFE® Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:
•	A 4% AIR will be used to calculate the Regular Income Payments;
•	The minimum Access Period required for Guaranteed Income Benefit (version 4) is the longer of 20 years (15 years for versions 2 and 3) or the difference between your age (nearest birthday) and age 100 (age 90 for version 4 prior to May 21, 2012; age 85 for versions 2 and 3). The minimum Access Period required for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is the longer of 20 years or the difference between your age (nearest birthday) and age 90. We may change this Access Period requirement prior to election of the Guaranteed Income Benefit. Different minimum Access Period requirements may apply if you use the greater of the Account Value or Income Base (less amounts paid since the last automatic step-up) under Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk) to calculate the Guaranteed Income Benefit as set forth below:

Minimum Access Period
	Elections of i4LIFE® Advantage prior to the 5th Benefit Year anniversary	Elections of i4LIFE® Advantage on and after the 5th Benefit Year anniversary
Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 on or after April 2, 2012	Longer of 20 years or the difference between your age and age 100	Longer of 20 years or the difference between your age and age 95
Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Purchasers of 4LATER® Advantage (Managed Risk) Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012	Longer of 20 years or the difference between your age and age 90	Longer of 15 years or the difference between your age and age 85

•	The maximum Access Period available is to age 115 for nonqualified contracts; to age 100 for qualified contracts.
If you choose to lengthen your Access Period (which must be increased by a minimum of 5 years), your Regular Income Payment will be reduced. For versions 1, 2 and 3 of the Guaranteed Income Benefit, an extension of your Access Period will also reduce your i4LIFE® Advantage Guaranteed Income Benefit in proportion to the reduction in the Regular Income Payment. This reduction of the i4LIFE® Advantage Guaranteed Income Benefit does not apply to Guaranteed Income Benefit (Managed Risk) or Guaranteed Income Benefit (version 4). If you choose to shorten your Access Period, i4LIFE® Advantage Guaranteed Income Benefit will terminate. Refer to the example in the 4LATER® Guaranteed Income Benefit section of this prospectus.
The i4LIFE® Advantage Guaranteed Income Benefit will terminate due to any of the following events:
•	the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency; or
•	upon written notice from the Contractowner to us; or
•	assignment of the contract; or
•	failure to comply with Investment Requirements.
A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the i4LIFE® Advantage Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified. However, if you used the greater of the Account Value or Income Base under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER® Advantage (Managed Risk) to establish the Guaranteed Income Benefit, any termination of the Guaranteed Income Benefit will also result in a termination of
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the i4LIFE® Advantage election. If you used your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE® Advantage and the Guaranteed Income Benefit in effect for at least 3 years. If you terminate the i4LIFE® Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE® Advantage Regular Income Payment will be recalculated. The i4LIFE® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.
Availability. The Guaranteed Income Benefit is available with nonqualified and qualified (IRAs and Roth IRAs) contracts. The Contractowner must be under age 96 for nonqualified contracts and under age 81 for qualified contracts at the time this rider is elected. Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4) are the only versions of the Guaranteed Income Benefit currently available for election unless you are guaranteed the right to elect a prior version under the terms of your Living Benefit Rider.
Income4Life® Solution. Under the Income4Life® Solution, the Death Benefit is equal to the Account Value as of the day on which we approve the payment of the claim (as opposed to the Account Value Death Benefit offered under i4LIFE® Advantage for IRA contracts or the Account Value Death Benefit or EGMDB offered under i4LIFE® Advantage for nonqualified contracts). The charge under the Income4Life® Solution is equal to an annual rate of 1.40% of the net asset value of the Account Value in the VAA (as opposed to an annual rate of 1.65% under i4LIFE® Advantage for IRA contracts or the annual rate of 1.65% or 1.85% under i4LIFE® Advantage for nonqualified contracts). The Income4Life® Solution typically provides higher Regular Income Payments and lower Account Value than realized under i4LIFE® Advantage. Income4Life®Solution is no longer available for purchase. The fixed account is not available with Income4Life® Solution for nonqualified annuity contracts.
Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments and Guaranteed Income Benefit payments, if applicable, will be recalculated. The Guaranteed Income Benefit is reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The market value adjustment may apply.
The following example demonstrates the impact of a withdrawal on the Regular Income Payments and the Guaranteed Income Benefit payments:
i4LIFE® Regular Income Payment before additional withdrawal	$1,200
Guaranteed Income Benefit before additional withdrawal	$900
Account Value at time of additional withdrawal	$150,000
Additional withdrawal	$15,000	(a 10% withdrawal)
Reduction in Guaranteed Income Benefit for additional withdrawal = $900 x 10% = $90
Guaranteed Income Benefit after additional withdrawal = $900 - $90 = $810
Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The market value adjustment may apply.
Termination. For IRA annuity contracts, you may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice. Upon termination, the i4LIFE® Advantage charge will end and the Separate Account Annual Expenses for the Death Benefit you have elected will resume. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
For nonqualified contracts, you may not terminate i4LIFE® Advantage once you have elected it.
4LATER® Advantage
The 4LATER® Advantage rider is no longer available for purchase.
4LATER® Advantage (or “4LATER®”) is a rider that protects against market loss by providing you with a method to receive a minimum payout from your annuity. The rider provides an Income Base (described below) prior to the time you begin taking payouts from your annuity. If you elected 4LATER® Advantage, you must elect i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit to receive a benefit from 4LATER® Advantage. Election of these riders may limit how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements. See Charges and Other Deductions for a discussion of the 4LATER® Advantage charge.
4LATER® Advantage Before Payouts Begin
The following discussion applies to 4LATER® Advantage during the accumulation phase of your annuity, referred to as 4LATER®. This is prior to the time any payouts begin under i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit.
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Income Base. The Income Base is a value established when you purchase 4LATER® and will only be used to calculate the minimum payouts available under your contract at a later date. The Income Base is not available for withdrawals or as a Death Benefit. If you elect 4LATER® at the time you purchase the contract, the Income Base initially equals the Purchase Payments. If you elect 4LATER® after we issue the contract, the Income Base will initially equal the Contract Value on the 4LATER® effective date. Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payments . After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
As described below, during the accumulation phase, the Income Base will be automatically enhanced by 15% (adjusted for additional Purchase Payments and withdrawals as described in the Future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current Contract Value if your Contract Value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln New York automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE® Advantage and establish the 4LATER® Guaranteed Income Benefit, the Income Base (if higher than the Contract Value) is used in the 4LATER® Advantage Guaranteed Income Benefit calculation.
Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER® Effective Date, or on the date of any reset of the Income Base to the Contract Value. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for Purchase Payments and withdrawals) to equal the Future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current Contract Value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.
Future Income Base. 4LATER® provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE® Advantage is elected, you terminate 4LATER® or you reach the Maximum Income Base. See Maximum Income Base. During the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the Future Income Base. The 4LATER® charge will then be assessed on this newly adjusted Income Base, but the charge rate will not change.
Any Purchase Payment made after the 4LATER® Effective Date, but within 90 days of the contract effective date, will increase the Future Income Base by the amount of the Purchase Payment, plus 15% of that Purchase Payment.
Example:
Initial Purchase Payment	$100,000
Purchase Payment 60 days later	$10,000
Income Base	$110,000
Future Income Base (during the 1st Waiting Period)	$126,500	($110,000 x 115%)
Income Base (after 1st Waiting Period)	$126,500
New Future Income Base (during 2nd Waiting Period)	$145,475	($126,500 x 115%)
Any Purchase Payments made after the 4LATER® Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the Purchase Payment plus 15% of that Purchase Payment proportionately for the number of full years remaining in the current Waiting Period.
Example:
Income Base	$100,000
Purchase Payment in Year 2	$10,000
New Income Base	$110,000
Future Income Base (during 1st Waiting Period-Year 2)	$125,500	($100,000 x 115%) +
		($10,000 x 100%) +
		($10,000 x 15% x 1/3)
Income Base (after 1st Waiting Period)	$125,500
New Future Income Base (during 2nd Waiting Period)	$144,325	(125,500 x 115%)
Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
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During any subsequent Waiting Periods, if you elect to reset the Income Base to the Contract Value, the Future Income Base will equal 115% of the Contract Value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current Contract Value below.
In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the Contractowner to establish a 4LATER® Advantage Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.
Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATER® Effective Date. The Maximum Income Base will be increased by 200% of any additional Purchase Payments. In all circumstances, the Maximum Income Base can never exceed $10,000,000. This maximum takes into consideration the combined guaranteed amounts from any Living Benefit Riders under all Lincoln New York contracts (or contracts issued by our affiliates) owned by you or on which you are the Annuitant.
After a reset to the current Contract Value, the Maximum Income Base will equal 200% of the Contract Value on the Valuation Date of the reset not to exceed $10,000,000.
Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
Example:
Income Base	$100,000	Maximum Income Base	$200,000
Purchase Payment in Year 2	$ 10,000	Increase to Maximum Income Base	$ 20,000
New Income Base	$110,000	New Maximum Income Base	$220,000
Future Income Base after Purchase Payment	$125,500	Maximum Income Base	$220,000
Income Base (after 1st Waiting Period)	$125,500
Future Income Base (during 2nd Waiting Period)	$144,325	Maximum Income Base	$220,000
Contract Value in Year 4	$112,000
Withdrawal of 10%	$ 11,200
After Withdrawal (10% adjustment)
Contract Value	$100,800
Income Base	$112,950
Future Income Base	$129,892	Maximum Income Base	$198,000
Resets of the Income Base to the current Contract Value (“Resets”). You may elect to reset the Income Base to the current Contract Value at any time after the initial Waiting Period following: (a) the 4LATER® Effective Date or (b) any prior reset of the Income Base. Resets are subject to a maximum of $10,000,000 and the Annuitant must be under age 81. You might consider resetting the Income Base if your Contract Value has increased above the Income Base (including the 15% automatic enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the Contract Value, the 15% automatic enhancement will not apply until the end of the next Waiting Period.
This reset may be elected by sending a written request to our Servicing Office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the Contract Value is higher than the Income Base (after the Income Base has been reset to the Future Income Base), we will implement this election and the Income Base will be equal to the Contract Value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE® Advantage, the Annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the Contract Value is less than the Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Servicing Office.
At the time of the reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us.
We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATER® Effective Date and starting with each anniversary of the 4LATER® Effective Date after that. If the Contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.
Eligibility. To have purchased 4LATER® Advantage, the Annuitant must have been age 80 or younger. If you plan to elect i4LIFE® Advantage within three years of the issue date of 4LATER® Advantage, you will not receive the benefit of the Future Income Base. i4LIFE® Advantage with 4LATER® Guaranteed Income Benefit must be elected by age 85 for qualified contracts or age 99 for nonqualified contracts.
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4LATER® Rider Effective Date. If 4LATER® was elected at contract issue, then it became effective on the contract's effective date. If 4LATER® was elected after the contract was issued, then it became effective on the next Valuation Date following approval by us.
4LATER® Guaranteed Income Benefit
When you are ready to elect i4LIFE® Advantage Regular Income Payments, the greater of the Income Base accumulated under 4LATER® or the Contract Value will be used to calculate the 4LATER® Guaranteed Income Benefit. The 4LATER® Guaranteed Income Benefit is a minimum payout floor for your i4LIFE® Advantage Regular Income Payments. See Charges and Other Deductions for a discussion of the 4LATER® Guaranteed Income Benefit charge.
The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or Contract Value (or Guaranteed Amount if applicable) on the Periodic Income Commencement Date, by 1,000 and multiplying the result by the rate per $1,000 from the Guaranteed Income Benefit Table in your 4LATER® rider. If the Contract Value is used to establish the 4LATER® Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE® Advantage Regular Income Payment (which is also based on the Contract Value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the Contract Value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE® Advantage Regular Income Payment.
If the amount of your i4LIFE® Advantage Regular Income Payment (which is based on your i4LIFE® Advantage Account Value) has fallen below the 4LATER® Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER® Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER® Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE® Advantage Regular Income Payment. If your Regular Income Payment is less than the 4LATER® Guaranteed Income Benefit, we will reduce your i4LIFE® Advantage Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the 4LATER® Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the Subaccounts and the fixed account proportionately according to your investment allocations.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Guaranteed Income Benefit	$810
Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
If your Account Value reaches zero as a result of withdrawals to provide the 4LATER® Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER® Guaranteed Income Benefit.
When your Account Value reaches zero, your i4LIFE® Advantage Access Period will end and the i4LIFE® Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATER® Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your Death Benefit. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER® Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living (i.e., the i4LIFE® Advantage Lifetime Income Period). If your Account Value equals zero, no Death Benefit will be paid.
If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the 4LATER® Guaranteed Income Benefit, the 4LATER® Guaranteed Income Benefit will never come into effect.
The 4LATER® Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current Regular Income Payment, if that result is greater than the immediately prior 4LATER® Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary for 15 years. At the end of a 15-year step-up period, the Contractowner may elect a new 15-year step-up period by submitting a written request to the Servicing Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln New York administer this election for you.
Additional Purchase Payments cannot be made to your contract after the Periodic Income Commencement Date. The 4LATER® Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your registered representative.
Impacts to i4LIFE® Advantage Regular Income Payments. At the time you elect i4LIFE® Advantage, you also select the Access Period. See i4LIFE® Advantage – Access Period. Generally, shorter Access Periods will produce a higher initial i4LIFE® Advantage Regular Income Payment and higher Guaranteed Income Benefit payments than longer Access Periods. The minimum Access Period required with the 4LATER® Guaranteed Income Benefit currently is the longer of 15 years or the difference between your current age
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(nearest birthday) and age 85. We reserve the right to increase this minimum prior to election of 4LATER® Advantage, subject to the terms in your rider. (Note: i4LIFE® Advantage may allow a shorter Access Period if a Guaranteed Income Benefit is not provided.)
If you choose to lengthen your Access Period at a later date, thereby recalculating and reducing your Regular Income Payment, your 4LATER® Guaranteed Income Benefit will also be recalculated and reduced. The 4LATER® Guaranteed Income Benefit will be adjusted in proportion to the reduction in the Regular Income Payment. If you choose to shorten your Access Period, the 4LATER® rider will terminate.
When you make your 4LATER® Guaranteed Income Benefit and i4LIFE® Advantage elections, you must also choose an AIR of 4% to calculate your i4LIFE® Advantage Regular Income Payments. Once you have elected 4LATER®, the AIR rate will not change.
The following is an example of what happens when you extend the Access Period:
Assume:
i4LIFE® Advantage remaining Access Period = 10 years
Current i4LIFE® Advantage Regular Income Payment = $6,375
Current 4LATER® Guaranteed Income Benefit = $5,692
Extend Access Period 5 years:
i4LIFE® Advantage Regular Income Payment after extension = $5,355
Percentage change in i4LIFE® Advantage Regular Income Payment = $5,355 ÷ $6,375 = 84%
New 4LATER® Guaranteed Income Benefit = $5,692 x 84% = $4,781
Termination. After the later of the third anniversary of the 4LATER® rider Effective Date or the most recent Reset, the 4LATER® rider may be terminated upon written notice to us. Prior to the Periodic Income Commencement Date, 4LATER® will automatically terminate upon any of the following events:
•	termination of the contract to which the 4LATER® rider is attached;
•	the change of or the death of the Annuitant (except if the surviving spouse assumes ownership of the contract and the role of the Annuitant upon death of the Contractowner); or
•	the change of Contractowner (except if the surviving spouse assumes ownership of the contract and the role of Annuitant upon the death of the Contractowner), including the assignment of the contract; or
•	the last day that you can elect i4LIFE® Advantage (age 85 for qualified contracts and age 99 for nonqualified contracts).
After the Periodic Income Commencement Date, the 4LATER® rider will terminate due to any of the following events:
•	the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency.
A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the 4LATER® Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified.
If you terminate 4LATER® prior to the Periodic Income Commencement Date, you must wait one year before you can elect another Living Benefit Rider. If you terminate the 4LATER® rider on or after the Periodic Income Commencement Date, you cannot re-elect it. You may be able to elect any available version of the Guaranteed Income Benefit after one year. The Guaranteed Income Benefit will be based on the Account Value at the time of the election. The election of one of these benefits, if available, will be treated as a new purchase, subject to the terms and charges in effect at the time of election.
Annuity Payouts
When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, Contractowners with Lincoln SmartSecurity® Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payment Option. Contractowners with Lincoln Lifetime IncomeSM Advantage may elect the Maximum Annual Withdrawal Amount Annuity Payout Option. Contractowners with any version of Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Market SelectSM Advantage may elect to annuitize their Income Base under the Guaranteed Annual Income Amount Annuity Payout Option.
The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option.
You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.
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Annuity Options
The annuity options outlined below do not apply to Contractowners who have elected i4LIFE® Advantage or any version of i4LIFE® Advantage Guaranteed Income Benefit, the Maximum Annual Withdrawal Amount Annuity Payout Option, the Guaranteed Amount Annuity Payment Option, or the Guaranteed Annual Income Amount Annuity Payout Option.
Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.
Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.
Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.
Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.
Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.
Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
•	the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
•	the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.
The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Servicing Office.
Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.
Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Servicing Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.
General Information
The EGMDB is not available on or after the Annuity Commencement Date.
You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among subaccounts up to 30 days before the scheduled Annuity Commencement Date upon written notice to the servicing office. You must give us at least 30 days’ notice before the date on which you want payouts to begin. Annuity payouts cannot commence within 12 months of the effective date of the contract.
Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant’s death (or surviving annuitant’s death in case of joint life annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:
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•	proof, satisfactory to us, of the death;
•	written authorization for payment; and
•	all claim forms, fully completed.
Variable Annuity Payouts
Variable Annuity Payouts will be determined using:
•	The Contract Value on the Annuity Commencement Date, less applicable premium taxes;
•	The annuity tables contained in the contract;
•	The annuity option selected; and
•	The investment performance of the fund(s) selected.
To determine the amount of payouts, we make this calculation:
1.	Determine the dollar amount of the first periodic payout; then
2.	Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and
3.	Calculate the value of the Annuity Units each period thereafter.
We assume an investment return of 4% per year, as applied to the applicable mortality table. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the 4% assumed rate. If the actual net investment rate (annualized) exceeds 4%, the annuity payout will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than 4% annuity payouts will decrease. There is a more complete explanation of this calculation in the SAI.
Fixed Side of the Contract
Purchase Payments and Contract Value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the New York State Department of Financial Services as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.
In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.
We guarantee an annual effective interest rate of not less than 3.00% per year on amounts held in a fixed account.
ANY INTEREST IN EXCESS OF 3.00% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the guaranteed period is subject to the market value adjustment. This may reduce your value upon surrender, withdrawal or transfer, but will not reduce the amount below the value it would have had if 1.50% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed account.
Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. At this time, the fixed account is available for dollar cost averaging only. Please contact your registered representative for further information.
Guaranteed Periods
The fixed account is divided into separate Guaranteed Periods, which credit guaranteed interest.
You may allocate Purchase Payments to one or more Guaranteed Periods of 1 to 10 years. We may add Guaranteed Periods or discontinue accepting Purchase Payments into one or more Guaranteed Periods at any time. The minimum amount of any Purchase Payment that can be allocated to a Guaranteed Period is $2,000. Each Purchase Payment allocated to the fixed account will start its own Guaranteed Period and will earn a guaranteed interest rate. The duration of the Guaranteed Period affects the guaranteed interest rate of the fixed account. A Guaranteed Period ends on the date after the number of calendar years in the Guaranteed Period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the Guaranteed Period.
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Amounts surrendered, transferred or withdrawn prior to the end of the Guaranteed Period will be subject to the Market Value Adjustment. Each Guaranteed Period Purchase Payment will be treated separately for purposes of determining any applicable Market Value Adjustment. You may transfer amounts from the fixed account to the variable Subaccount(s) subject to the following restrictions:
•	fixed account transfers are limited to 15% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $100 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer amounts from the fixed account to the variable Subaccounts. Any amount withdrawn from the fixed account may be subject to any applicable surrender charges and, premium taxes.
We will notify the Contractowner in writing at least 45 but not more than 75 days prior to the expiration date for any Guaranteed Period amount. A new Guaranteed Period of the same duration as the previous Guaranteed Period will begin automatically at the end of the previous Guaranteed Period, unless we receive, prior to the end of a Guaranteed Period, a written election by the Contractowner. The written election may request the transfer of the Guaranteed Period amount to a different Guaranteed Period account or to a variable Subaccount from among those being offered by us. Transfers of any Guaranteed Period amount which become effective upon the date of expiration of the applicable Guaranteed Period are not subject to the limitation of twelve transfers per Contract Year or the additional fixed account transfer restrictions.
Market Value Adjustment
Any surrender, withdrawal or transfer of a fixed Subaccount Guaranteed Period amount before the end of the Guaranteed Period (other than dollar cost averaging, cross-reinvestment, Maximum Annual Withdrawals under Lincoln SmartSecurity® Advantage or Regular Income Payments under i4LIFE® Advantage transfers) will be subject to the Market Value Adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the Guaranteed Period will not be subject to the Market Value Adjustment. The Market Value Adjustment will be applied to the amount being surrendered, withdrawn or transferred. The Market Value Adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges.
In general, the Market Value Adjustment reflects the relationship between the yield rate in effect at the time a Purchase Payment is allocated to a fixed Subaccount’s Guaranteed Period under the contract and the yield rate in effect at the time of the Purchase Payment’s surrender, withdrawal or transfer. It also reflects the time remaining in the fixed Subaccount’s Guaranteed Period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the Purchase Payment was allocated, then the application of the Market Value Adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the Purchase Payment, then the application of the Market Value Adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.
The Market Value Adjustment is calculated by multiplying the transaction amount by:
(1+A)[n]	–1
(1+B)[n]

where:
A	=	yield rate for a U.S. Treasury security with time to maturity equal to the Guaranteed Period, determined at the beginning of the Guaranteed Period.
B	=	yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the Guaranteed Period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.
n	=	The number of years remaining in the Guaranteed Period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)
Straight-Line interpolation is used for periods to maturity not quoted.
See the SAI for examples of the application of the Market Value Adjustment.
Small Contract Surrenders
We may surrender your contract, in accordance with New York law if:
•	your Contract Value drops below certain state specified minimum amounts $1,000 for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
•	no Purchase Payments have been received for three (3) full, consecutive Contract Years; and
•	the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month.
At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Purchase Payments to bring your Contract Value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders.
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Delay of Payments
Contract proceeds from the VAA will be paid within seven days, except:
•	when the NYSE is closed (other than weekends and holidays);
•	times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
•	when the SEC so orders to protect Contractowners.
If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market sub-account until the fund is liquidated. Payment of contract proceeds from the fixed account may be delayed for up to six months.
Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.
Reinvestment Privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.
This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Servicing Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Servicing Office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.
Amendment of Contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state’s insurance department (if required).
Distribution of the Contracts
Lincoln Financial Distributors, Inc. (“LFD”) serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln New York and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively “LFN”), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us (“Selling Firms”). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer “non-cash compensation”, as defined under FINRA’s rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.
Compensation Paid to LFN. The maximum commission the Principal Underwriter pays to LFN is 7.00% of Purchase Payments. LFN may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFN is 4.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves.
Lincoln New York also pays for the operating and other expenses of LFN, including the following sales expenses: registered representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN pays its registered representatives a portion of the commissions received for their sales of contracts.
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LFN registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements. In addition, LFN registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFN registered representatives and/or their managers qualify for such benefits. LFN registered representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.
Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFN, is 7.00% of Purchase Payments. Some Selling Firms may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 4.00% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.
LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to registered representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their registered representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.
Lincoln New York may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.
These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2015 is contained in the SAI.
Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain “wholesalers”, who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Contractowners or the VAA. All compensation is paid from our resources, which include fees and charges imposed on your contract.
Contractowner Questions
The obligations to purchasers under the contracts are those of Lincoln New York. This prospectus provides a general description of the material features of the contract. Questions about your contract should be directed to us at 1-888-868-2583.
Federal Tax Matters
Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code (“Code”), Treasury Regulations and applicable IRS guidance to your individual situation.
Nonqualified Annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.
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Tax Deferral On Earnings
Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
•	An individual must own the contract (or the Code must treat the contract as owned by an individual).
•	The investments of the VAA must be “adequately diversified” in accordance with Treasury regulations.
•	Your right to choose particular investments for a contract must be limited.
•	The Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.
Contracts Not Owned By An Individual
If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the Purchase Payments for the contract. Examples of contracts where the owner pays current tax on the contract’s earnings, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
•	Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
•	Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;
•	Contracts acquired by an estate of a decedent;
•	Certain qualified contracts;
•	Contracts purchased by employers upon the termination of certain qualified plans; and
•	Certain contracts used in connection with structured settlement agreements.
Investments In The VAA Must Be Diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be “adequately diversified.” Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered “adequately diversified.”
Restrictions
The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code.
Loss Of Interest Deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner’s spouse at the time first covered by the contract.
Age At Which Annuity Payouts Begin
The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract’s Purchase Payments and earnings. As long as annuity payments begin or are scheduled to begin on a date on which the Annuitant’s remaining life expectancy is enough to allow for a sufficient Annuity Payout period, the contract should be treated as an annuity. If the annuity contract is not treated as an annuity, you would be currently taxed on the excess of the Contract Value over the Purchase Payments of the contract.
Tax Treatment Of Payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.
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Taxation Of Withdrawals And Surrenders
You will pay tax on withdrawals to the extent your Contract Value exceeds your Purchase Payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your Purchase Payments. In certain circumstances, your Purchase Payments are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has a Living Benefit Rider, and if the guaranteed amount under that rider immediately before a withdrawal exceeds your Contract Value, the Code may require that you include those additional amounts in your income. Please consult your tax adviser.
Taxation Of Annuity Payouts, Including Regular Income Payments
The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your Purchase Payments in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the Purchase Payment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant’s death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE® Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.
Taxation Of Death Benefits
We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.
Death prior to the Annuity Commencement Date:
•	If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
•	If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.
Death after the Annuity Commencement Date:
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the Purchase Payments not yet distributed from the contract. All Annuity Payouts in excess of the Purchase Payments not previously received are includible in income.
•	If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Purchase Payments not previously received.
Additional Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts
The Code may impose a 10% additional tax on any distribution from your contract which you must include in your gross income. The 10% additional tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:
•	you receive on or after you reach 59½,
•	you receive because you became disabled (as defined in the Code),
•	you receive from an immediate annuity,
•	a Beneficiary receives on or after your death, or
•	you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's “unearned income”, or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. The tax is effective for tax years after December 31, 2012. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code “D” in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
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Special Rules If You Own More Than One Annuity Contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the additional tax described previously.
Loans and Assignments
Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.
Gifting A Contract
If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract’s value, you will pay tax on your Contract Value to the extent it exceeds your Purchase Payments not previously received. The new owner’s Purchase Payments in the contract would then be increased to reflect the amount included in income.
Charges for Additional Benefits
Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional rider charges, if any, as a contract withdrawal.
Special Considerations for Same-Sex Spouses
The U.S. Supreme Court recently held same-sex spouses who have been married under state law will now be treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Qualified Retirement Plans
We have designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called “qualified contracts.” We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax adviser.
Types of Qualified Contracts and Terms of Contracts
Qualified retirement plans may include the following:
•	Individual Retirement Accounts and Annuities (“Traditional IRAs”)
•	Roth IRAs
•	Traditional IRA that is part of a Simplified Employee Pension Plan (“SEP”)
•	SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
•	401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)
•	403(a) plans (qualified annuity plans)
•	403(b) plans (public school system and tax-exempt organization annuity plans)
•	H.R. 10 or Keogh Plans (self-employed individual plans)
•	457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
Our individual variable annuity products are not available for use with any of the foregoing qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA, and Roth IRA arrangements. We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code’s requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan’s terms and conditions, regardless of the contract’s terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.
Tax Treatment of Qualified Contracts
The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
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•	Federal tax rules limit the amount of Purchase Payments that can be made, and the tax deduction or exclusion that may be allowed for the Purchase Payments. These limits vary depending on the type of qualified retirement plan and the participant’s specific circumstances (e.g., the participant’s compensation).
•	Minimum annual distributions are required under some qualified retirement plans once you reach age 70½ or retire, if later as described below.
•	Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.
Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.
Tax Treatment of Payments
The Federal income tax rules generally include distributions from a qualified contract in the participant’s income as ordinary income. These taxable distributions will include Purchase Payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for Purchase Payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.
Required Minimum Distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by April 1 of the year following the year you attain age 70½ or retire, if later. You are required to take distributions from your traditional IRAs by April 1 of the year following the year you reach age 70½. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a required minimum distribution exceeds the actual distribution from the qualified plan.
Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced Death Benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of Purchase Payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.
Additional Tax on Early Distributions from Qualified Retirement Plans
The Code may impose a 10% additional tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the additional tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% additional tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
•	Distribution received on or after the Annuitant reaches 59½,
•	Distribution received on or after the Annuitant’s death or because of the Annuitant’s disability (as defined in the Code),
•	Distribution received as a series of substantially equal periodic payments based on the Annuitant’s life (or life expectancy), or
•	Distribution received as reimbursement for certain amounts paid for medical care.
These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income”, or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is a qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. The tax is effective for tax years after December 31, 2012. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
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Transfers and Direct Rollovers
As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.
The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers.
Death Benefit and IRAs
Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.
Federal Income Tax Withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.
Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or (b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.
Our Tax Status
Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.
Changes in the Law
The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.
Additional Information
Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.
103

Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a “quorum”), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instructions which we receive, it is important that each Contractowner provide their voting instructions to us. For funds un-affiliated with Lincoln, even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will be voted by us in the same proportion as the voting instruction which we actually receive. For funds affiliated with Lincoln, shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, once we receive a sufficient number of instructions we deem appropriate to ensure a fair representation of Contractowners eligible to vote, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied proportionately to reduce the number of votes eligible to be cast.
Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a Subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln New York may vote fund shares. See Investments of the Variable Annuity Account – Fund Shares.
Return Privilege
Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to Lincoln Life & Annuity Company of New York at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which we receive the cancellation request, plus any premium taxes which had been deducted. No applicable surrender charges will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the Contract Value during the free-look period.
IRA purchasers will receive the greater of Purchase Payments or Contract Value as of the Valuation Date on which we receive the cancellation request.
State Regulation
As a life insurance company organized and operated under New York law, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance. Our books and accounts are subject to review and examination by the New York State Department of Financial Services at all times. A full examination of our operations is conducted by that Department at least every five years.
Records and Reports
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Servicing Office, at least semi-annually after the first Contract Year, reports containing information required by that Act or any other applicable law or regulation. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.
A written confirmation of each transaction will be mailed to you on the next Valuation Date, except for the following transactions, which are mailed quarterly:
•	deduction of any account fee or rider charges;
•	crediting of persistency credits, if applicable;
•	any rebalancing event under Asset Allocation Models, Investment Requirements or the portfolio rebalancing service;
•	any transfer or withdrawal under any applicable additional service: dollar cost averaging, AWS, or the cross-reinvestment service; and
•	Regular Income Payments from i4LIFE® Advantage.
Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our variable products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites
104

and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Other Information
You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.
Legal Proceedings
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management’s opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is reasonably possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding legal proceedings.
105

Contents of the Statement of Additional Information (SAI)
for Lincoln New York Account N for Variable Annuities
Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Market Value Adjustment Example
Annuity Payouts
Examples of Regular Income Payment Calculations
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
About the S&P 500 Index
Unclaimed Property
Additional Services
Other Information
Financial Statements
For a free copy of the SAI complete the form below.
Statement of Additional Information Request Card
Lincoln ChoicePlusSM
Lincoln New York Account N for Variable Annuities

Please send me a free copy of the current Statement of Additional Information for Lincoln New York Account N for Variable Annuities Lincoln ChoicePlusSM.
(Please Print)
Name:

Address:

City

State

Zip

Mail to Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348.
106

Appendix A—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and Accumulation Units for funds in the periods ended December 31. It should be read along with the VAA’s financial statement and notes which are included in the SAI.
	with EGMDB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
AB VPS Global Thematic Growth
2006	4.860	5.194	65
2007	5.194	6.141	42
2008	6.141	3.181	23
2009	3.181	4.804	15
2010	4.804	5.618	14
2011	5.618	4.243	12
2012	4.243	4.738	7
2013	4.738	5.743	7
2014	5.743	5.935	7
2015	5.935	6.008	7
AB VPS Growth and Income(1)
2004	10.537	11.557	222
2005	11.557	11.920	185
2006	11.920	13.751	160
2007	13.751	14.218	131
2008	14.218	8.315	78
2009	8.315	9.868	62
2010	9.868	10.976	39
2011	10.976	11.480	31
2012	11.480	13.273	25
2013	13.273	15.527	25
AB VPS International Value(2)
2006	10.961	11.861	2
2007	11.861	12.341	16
2008	12.341	5.685	17
2009	5.685	7.532	16
2010	7.532	7.747	12
2011	7.747	6.154	7
2012	6.154	6.930	7
2013	6.930	7.633	6
AB VPS Large Cap Growth
2006	7.033	6.890	182
2007	6.890	7.720	143
2008	7.720	4.581	62
2009	4.581	6.193	46
2010	6.193	6.708	30
2011	6.708	6.398	26
2012	6.398	7.328	20
2013	7.328	9.900	15
2014	9.900	11.113	13
2015	11.113	12.148	13
AB VPS Small/Mid Cap Value
2006	18.795	21.165	4
2007	21.165	21.190	1*
2008	21.190	13.426	1*
2009	13.426	18.886	1*
2010	18.886	23.576	2
2011	23.576	21.243	1*
2012	21.243	24.817	1*
2013	24.817	33.682	1*
2014	33.682	36.185	1*
2015	36.185	33.650	1*
A-1

	with EGMDB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
American Century VP Inflation Protection(3)
2004	10.012	10.420	72
2005	10.420	10.435	84
2006	10.435	10.452	68
2007	10.452	11.286	50
2008	11.286	10.951	38
2009	10.951	11.905	26
2010	11.905	12.338	17
2011	12.338	13.595	18
2012	13.595	14.396	13
2013	14.396	14.097	13
American Funds Global Growth
2006	12.692	15.072	13
2007	15.072	17.070	21
2008	17.070	10.371	16
2009	10.371	14.553	15
2010	14.553	16.036	9
2011	16.036	14.408	9
2012	14.408	17.413	8
2013	17.413	22.181	7
2014	22.181	22.379	9
2015	22.379	23.598	8
American Funds Global Small Capitalization
2006	12.922	15.807	57
2007	15.807	18.927	39
2008	18.927	8.675	26
2009	8.675	13.797	21
2010	13.797	16.655	18
2011	16.655	13.279	15
2012	13.279	15.475	14
2013	15.475	19.575	15
2014	19.575	19.713	14
2015	19.713	19.491	14
American Funds Growth
2006	10.236	11.125	715
2007	11.125	12.325	510
2008	12.325	6.810	349
2009	6.810	9.361	287
2010	9.361	10.956	224
2011	10.956	10.341	204
2012	10.341	12.022	157
2013	12.022	15.424	144
2014	15.424	16.503	110
2015	16.503	17.390	104
American Funds Growth-Income
2006	12.581	14.293	579
2007	14.293	14.805	444
2008	14.805	9.073	316
2009	9.073	11.742	237
2010	11.742	12.902	188
2011	12.902	12.490	170
2012	12.490	14.470	141
2013	14.470	19.048	112
2014	19.048	20.781	96
2015	20.781	20.790	93
A-2

	with EGMDB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds International
2006	10.683	12.534	316
2007	12.534	14.835	249
2008	14.835	8.466	164
2009	8.466	11.945	146
2010	11.945	12.631	118
2011	12.631	10.716	109
2012	10.716	12.459	95
2013	12.459	14.944	81
2014	14.944	14.345	58
2015	14.345	13.505	56
BlackRock Global Allocation V.I.
2009	N/A	N/A	N/A
2010	11.587	12.542	5
2011	12.542	11.917	8
2012	11.917	12.922	5
2013	12.922	14.580	5
2014	14.580	14.655	3
2015	14.655	14.307	1*
ClearBridge Variable Mid Cap Core
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
Delaware VIP Diversified Income
2006	10.673	11.321	52
2007	11.321	11.992	57
2008	11.992	11.246	60
2009	11.246	14.046	49
2010	14.046	14.940	38
2011	14.940	15.639	34
2012	15.639	16.482	31
2013	16.482	16.022	24
2014	16.022	16.586	10
2015	16.586	16.137	14
Delaware VIP Emerging Markets
2006	17.027	21.292	18
2007	21.292	29.082	13
2008	29.082	13.856	11
2009	13.856	24.276	11
2010	24.276	28.298	9
2011	28.298	22.323	9
2012	22.323	25.135	8
2013	25.135	27.229	9
2014	27.229	24.632	9
2015	24.632	20.700	9
Delaware VIP High Yield
2006	12.562	13.930	122
2007	13.930	14.120	113
2008	14.120	10.558	59
2009	10.558	15.510	42
2010	15.510	17.637	36
2011	17.637	17.806	36
2012	17.806	20.688	32
2013	20.688	22.281	34
2014	22.281	21.908	23
2015	21.908	20.178	17
A-3

	with EGMDB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP Limited-Term Diversified Income
2006	N/A	N/A	N/A
2007	10.378	10.507	1*
2008	10.507	10.289	9
2009	10.289	11.423	23
2010	11.423	11.748	26
2011	11.748	11.881	23
2012	11.881	12.012	5
2013	12.012	11.688	5
2014	11.688	11.691	5
2015	11.691	11.602	5
Delaware VIP REIT
2006	23.384	30.582	105
2007	30.582	25.953	65
2008	25.953	16.619	45
2009	16.619	20.208	39
2010	20.208	25.305	31
2011	25.305	27.688	27
2012	27.688	31.929	24
2013	31.929	32.159	22
2014	32.159	41.055	16
2015	41.055	42.002	15
Delaware VIP Small Cap Value
2006	21.520	24.655	133
2007	24.655	22.703	91
2008	22.703	15.699	55
2009	15.699	20.407	45
2010	20.407	26.618	33
2011	26.618	25.898	30
2012	25.898	29.089	24
2013	29.089	38.296	23
2014	38.296	39.978	18
2015	39.978	36.970	17
Delaware VIP Smid Cap Growth(4)
2006	9.422	9.996	172
2007	9.996	10.917	119
2008	10.917	5.733	69
2009	5.733	8.748	55
2010	10.428	11.826	41
2011	11.826	12.610	32
2012	12.610	13.805	27
2013	13.805	19.239	26
2014	19.239	19.569	21
2015	19.569	20.751	20
Delaware VIP U.S. Growth
2006	11.324	11.397	5
2007	11.397	12.629	3
2008	12.629	7.116	3
2009	7.116	10.030	3
2010	10.030	11.230	3
2011	11.230	11.905	3
2012	11.905	13.612	1*
2013	13.612	18.047	1*
2014	18.047	20.018	1*
2015	20.018	20.742	1*
A-4

	with EGMDB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP Value
2006	12.852	15.728	54
2007	15.728	15.087	37
2008	15.087	9.905	31
2009	9.905	11.521	22
2010	11.521	13.137	14
2011	13.137	14.189	14
2012	14.189	16.053	9
2013	16.053	21.164	5
2014	21.164	23.790	3
2015	23.790	23.363	3
Deutsche Alternative Asset Allocation VIP
2009	N/A	N/A	N/A
2010	N/A	N/A	N/A
2011	12.718	12.152	1*
2012	12.152	13.103	1*
2013	13.103	13.018	1*
2014	13.018	13.249	1*
2015	13.249	12.210	1*
Deutsche Equity 500 Index VIP(1)
2004	7.876	8.589	348
2005	8.589	8.866	217
2006	8.866	10.100	177
2007	10.100	10.487	131
2008	10.487	6.499	85
2009	6.499	8.096	73
2010	8.096	9.157	49
2011	9.157	9.195	44
2012	9.195	10.491	27
2013	10.491	12.290	22
Deutsche Small Cap Index VIP
2006	16.324	18.913	8
2007	18.913	18.296	5
2008	18.296	11.885	1*
2009	11.885	14.834	1*
2010	14.834	18.488	1*
2011	18.488	17.426	1*
2012	17.426	19.977	1*
2013	19.977	27.310	1*
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
Fidelity VIP Contrafund
2006	16.102	17.693	29
2007	17.693	20.466	22
2008	20.466	11.566	23
2009	11.566	15.450	18
2010	15.450	17.814	18
2011	17.814	17.077	18
2012	17.077	19.558	15
2013	19.558	25.256	14
2014	25.256	27.807	14
2015	27.807	27.534	14
Fidelity VIP Equity-Income(1)
2004	10.654	11.717	184
2005	11.717	12.231	153
2006	12.231	14.497	141
2007	14.497	14.514	120
2008	14.514	8.207	80
2009	8.207	10.538	62
2010	10.538	11.966	49
2011	11.966	11.914	46
2012	11.914	13.782	37
2013	13.782	16.140	33
A-5

	with EGMDB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Fidelity VIP Growth
2006	7.315	7.707	82
2007	7.707	9.649	70
2008	9.649	5.027	38
2009	5.027	6.359	35
2010	6.359	7.787	28
2011	7.787	7.694	25
2012	7.694	8.702	19
2013	8.702	11.699	18
2014	11.699	12.839	18
2015	12.839	13.569	18
Fidelity VIP Mid Cap
2006	11.581	12.836	8
2007	12.836	14.599	18
2008	14.599	8.694	15
2009	8.694	11.981	15
2010	11.981	15.191	16
2011	15.191	13.354	14
2012	13.354	15.086	11
2013	15.086	20.212	15
2014	20.212	21.133	15
2015	21.133	20.500	14
Fidelity VIP Overseas(5)
2004	8.039	9.008	35
2005	9.008	10.575	37
2006	10.575	12.313	32
2007	12.313	14.244	22
2008	14.244	7.893	15
2009	7.893	9.848	10
2010	9.848	10.986	9
2011	10.986	8.973	9
2012	8.973	10.684	7
2013	10.684	11.943	7
Franklin Income VIP
2006	10.098	11.239	4
2007	11.239	11.499	32
2008	11.499	7.976	27
2009	7.976	10.665	27
2010	10.665	11.850	16
2011	11.850	11.964	16
2012	11.964	13.290	14
2013	13.290	14.933	10
2014	14.933	15.405	7
2015	15.405	14.119	7
Franklin Mutual Shares VIP
2006	10.004	11.284	24
2007	11.284	11.514	47
2008	11.514	7.140	35
2009	7.140	8.875	35
2010	8.875	9.732	28
2011	9.732	9.496	25
2012	9.496	10.698	19
2013	10.698	13.531	8
2014	13.531	14.293	9
2015	14.293	13.399	9
A-6

	with EGMDB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
FTVIPT Franklin Small-Mid Cap Growth Securities(6)
2004	7.331	8.059	130
2005	8.059	8.327	109
2006	8.327	8.925	96
2007	8.925	9.791	78
2008	9.791	5.552	55
2009	5.552	7.860	54
2010	7.860	9.892	42
2011	9.892	9.283	36
2012	9.283	10.147	30
2013	10.147	11.836	28
Invesco V.I. American Franchise
2012	5.072	4.899	14
2013	4.899	6.769	13
2014	6.769	7.239	9
2015	7.239	7.495	6
Invesco V.I. Core Equity
2006	7.493	8.103	140
2007	8.103	8.639	97
2008	8.639	5.951	71
2009	5.951	7.529	49
2010	7.529	8.134	36
2011	8.134	8.015	32
2012	8.015	9.001	21
2013	9.001	11.472	16
2014	11.472	12.235	13
2015	12.235	11.368	12
Invesco V.I. International Growth
2006	10.189	12.885	46
2007	12.885	14.576	34
2008	14.576	8.569	19
2009	8.569	11.428	10
2010	11.428	12.719	10
2011	12.719	11.696	9
2012	11.696	13.325	9
2013	13.325	15.638	5
2014	15.638	15.472	4
2015	15.472	14.899	4
Invesco Van Kampen V.I. Capital Growth
2006	5.777	5.706	96
2007	5.706	6.303	46
2008	6.303	3.574	32
2009	3.574	4.267	24
2010	4.267	4.860	18
2011	4.860	4.413	17
Janus Aspen Global Research
2006	N/A	N/A	N/A
2007	N/A	N/A	N/A
2008	N/A	N/A	N/A
2009	N/A	N/A	N/A
2010	10.205	11.627	1*
2011	11.627	9.862	1*
2012	9.862	11.656	1*
2013	11.656	14.723	1*
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
A-7

	with EGMDB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Janus Aspen Series Balanced
2006	12.475	13.583	3
2007	13.583	14.772	8
2008	14.772	12.227	3
2009	12.227	15.141	3
2010	15.141	16.143	3
2011	16.143	16.134	1*
2012	16.134	18.038	1*
2013	18.038	21.310	1*
2014	21.310	22.745	1*
2015	22.745	22.520	1*
Janus Aspen Series Enterprise
2006	14.067	15.717	2
2007	15.717	18.868	4
2008	18.868	10.445	2
2009	10.445	14.878	1*
2010	14.878	18.415	1*
2011	18.415	17.859	1*
2012	17.859	20.602	1*
2013	20.602	26.825	1*
2014	26.825	29.690	1*
2015	29.690	30.381	1*
JPMIT Global Allocation
2015	N/A	N/A	N/A
LVIP American Century VP Mid Cap Value Managed Volatility
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
LVIP Baron Growth Opportunities(7)
2006	N/A	N/A	N/A
2007	11.278	10.843	2
2008	10.843	6.508	1*
2009	6.508	8.877	1*
2010	8.877	11.063	1*
2011	11.063	11.348	4
2012	11.348	13.232	4
2013	13.232	18.275	3
2014	18.275	18.896	1*
2015	18.896	17.744	1*
LVIP BlackRock Emerging Markets Managed Volatility
2012	N/A	N/A	N/A
2013	N/A	N/A	N/A
2014	N/A	N/A	N/A
2015	9.143	7.780	1*
LVIP BlackRock Equity Dividend Managed Volatility
2013	N/A	N/A	N/A
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
LVIP BlackRock Global Allocation V.I. Managed Volatility
2013	N/A	N/A	N/A
2014	N/A	N/A	N/A
2015	9.594	9.608	1*
LVIP BlackRock Inflation Protected Bond
2010	N/A	N/A	N/A
2011	10.112	11.155	3
2012	11.155	11.687	4
2013	11.687	10.538	19
2014	10.538	10.691	12
2015	10.691	10.224	11
LVIP BlackRock U.S. Opportunities Managed Volatility
2015	N/A	N/A	N/A
A-8

	with EGMDB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Clarion Global Real Estate
2007	9.596	8.231	6
2008	8.231	4.693	13
2009	4.693	6.363	4
2010	6.363	7.383	6
2011	7.383	6.632	4
2012	6.632	8.135	2
2013	8.135	8.265	2
2014	8.265	9.259	2
2015	9.259	8.996	1*
LVIP ClearBridge Large Cap Managed Volatility
2015	N/A	N/A	N/A
LVIP ClearBridge Variable Appreciation Managed Volatility
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
LVIP Delaware Bond
2006	14.298	14.764	439
2007	14.764	15.351	388
2008	15.351	14.695	280
2009	14.695	17.230	207
2010	17.230	18.433	164
2011	18.433	19.565	148
2012	19.565	20.568	122
2013	20.568	19.814	97
2014	19.814	20.706	76
2015	20.706	20.497	74
LVIP Delaware Diversified Floating Rate
2010	N/A	N/A	N/A
2011	10.053	9.865	1*
2012	9.865	10.113	2
2013	10.113	10.023	15
2014	10.023	9.919	15
2015	9.919	9.686	2
LVIP Delaware Foundation Aggressive Allocation(8)
2006	13.330	15.014	2
2007	15.014	15.709	1*
2008	15.709	10.317	1*
2009	10.317	13.397	1*
2010	13.397	14.824	1*
2011	14.824	14.283	1*
2012	14.283	15.916	1*
2013	N/A	N/A	N/A
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
LVIP Delaware Social Awareness
2006	14.109	15.626	7
2007	15.626	15.865	6
2008	15.865	10.261	5
2009	10.261	13.154	5
2010	13.154	14.472	2
2011	14.472	14.362	2
2012	14.362	16.327	1*
2013	16.327	21.846	1*
2014	21.846	24.817	1*
2015	24.817	24.309	1*
A-9

with EGMDB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Delaware Special Opportunities
2007	N/A	N/A	N/A
2008	N/A	N/A	N/A
2009	N/A	N/A	N/A
2010	N/A	N/A	N/A
2011	N/A	N/A	N/A
2012	N/A	N/A	N/A
2013	N/A	N/A	N/A
2014	12.974	13.722	1*
2015	13.722	13.519	1*
LVIP Dimensional International Core Equity Managed Volatility
2011	N/A	N/A	N/A
2012	N/A	N/A	N/A
2013	N/A	N/A	N/A
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
LVIP Dimensional International Core Equity
2015	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 1
2006	N/A	N/A	N/A
2007	N/A	N/A	N/A
2008	N/A	N/A	N/A
2009	N/A	N/A	N/A
2010	N/A	N/A	N/A
2011	N/A	N/A	N/A
2012	N/A	N/A	N/A
2013	N/A	N/A	N/A
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 2 Managed Volatility
2011	N/A	N/A	N/A
2012	N/A	N/A	N/A
2013	N/A	N/A	N/A
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 2
2015	N/A	N/A	N/A
LVIP Dimensional/Vanguard Total Bond
2011	N/A	N/A	N/A
2012	N/A	N/A	N/A
2013	N/A	N/A	N/A
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
LVIP Franklin Mutual Shares VIP Managed Volatility
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
LVIP Global Conservative Allocation Managed Risk
2006	10.322	11.041	2
2007	11.041	11.705	5
2008	11.705	9.390	25
2009	9.390	11.532	27
2010	11.532	12.535	29
2011	12.535	12.784	26
2012	12.784	13.804	52
2013	13.804	14.902	51
2014	14.902	15.493	67
2015	15.493	14.936	62
A-10

	with EGMDB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Global Growth Allocation Managed Risk
2006	10.661	11.970	14
2007	11.970	12.929	14
2008	12.929	8.468	11
2009	8.468	10.748	4
2010	10.748	11.915	1*
2011	11.915	11.721	1*
2012	N/A	N/A	N/A
2013	N/A	N/A	N/A
2014	14.055	14.303	5
2015	14.303	13.550	5
LVIP Global Income
2009	N/A	N/A	N/A
2010	10.688	11.532	2
2011	11.532	11.466	4
2012	11.466	12.146	4
2013	12.146	11.611	5
2014	11.611	11.642	4
2015	11.642	11.220	4
LVIP Global Moderate Allocation Managed Risk
2006	10.484	11.555	57
2007	11.555	12.420	136
2008	12.420	8.964	64
2009	8.964	11.290	22
2010	11.290	12.433	31
2011	12.433	12.372	11
2012	12.372	13.338	11
2013	13.338	14.675	12
2014	14.675	15.033	19
2015	15.033	14.288	9
LVIP Growth Fund(9)
2005	N/A	N/A	N/A
2006	N/A	N/A	N/A
LVIP Growth Opportunities(10)
2005	N/A	N/A	N/A
2006	12.432	12.415	1*
LVIP Invesco Diversified Equity-Income Managed Volatility
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
LVIP Invesco V.I. Comstock Managed Volatility
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
LVIP Ivy Mid Cap Growth Managed Volatility
2007	10.330	10.962	1*
2008	10.962	5.466	1*
2009	5.466	7.980	1*
2010	7.980	9.989	1*
2011	9.989	9.079	1*
2012	9.079	9.509	1*
2013	N/A	N/A	N/A
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
LVIP JPMorgan High Yield
2010	N/A	N/A	N/A
2011	10.819	10.939	4
2012	10.939	12.365	3
2013	12.365	12.961	4
2014	12.961	13.111	1*
2015	13.111	12.389	3
A-11

with EGMDB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP JPMorgan Mid Cap Value Managed Volatility
2007	9.598	9.370	2
2008	9.370	6.086	2
2009	6.086	7.463	1*
2010	7.463	9.158	1*
2011	9.158	8.850	2
2012	8.850	9.902	1*
2013	9.902	12.095	1*
2014	12.095	12.863	1*
2015	12.863	11.674	1*
LVIP Managed Risk Profile 2010
2007	N/A	N/A	N/A
2008	N/A	N/A	N/A
2009	N/A	N/A	N/A
2010	N/A	N/A	N/A
2011	N/A	N/A	N/A
2012	N/A	N/A	N/A
2013	N/A	N/A	N/A
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
LVIP Managed Risk Profile 2020
2007	N/A	N/A	N/A
2008	N/A	N/A	N/A
2009	N/A	N/A	N/A
2010	N/A	N/A	N/A
2011	N/A	N/A	N/A
2012	N/A	N/A	N/A
2013	N/A	N/A	N/A
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
LVIP Managed Risk Profile 2030
2007	N/A	N/A	N/A
2008	N/A	N/A	N/A
2009	N/A	N/A	N/A
2010	N/A	N/A	N/A
2011	N/A	N/A	N/A
2012	N/A	N/A	N/A
2013	N/A	N/A	N/A
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
LVIP Managed Risk Profile 2040
2007	N/A	N/A	N/A
2008	N/A	N/A	N/A
2009	N/A	N/A	N/A
2010	N/A	N/A	N/A
2011	N/A	N/A	N/A
2012	N/A	N/A	N/A
2013	N/A	N/A	N/A
2014	N/A	N/A	N/A
2015	11.427	10.593	2
LVIP MFS International Growth Managed Volatility
2013	N/A	N/A	N/A
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
A-12

	with EGMDB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP MFS International Growth
2007	11.223	11.163	2
2008	11.163	5.606	2
2009	5.606	7.491	2
2010	7.491	8.335	1*
2011	8.335	7.388	1*
2012	7.388	8.681	1*
2013	8.681	9.698	1*
2014	9.698	9.057	1*
2015	9.057	9.027	1*
LVIP MFS Value
2007	N/A	N/A	N/A
2008	9.340	6.474	1*
2009	N/A	N/A	N/A
2010	7.704	8.456	5
2011	8.456	8.309	9
2012	8.309	9.508	8
2013	9.508	12.716	10
2014	12.716	13.822	3
2015	13.822	13.522	1*
LVIP Mondrian International Value
2006	17.918	22.970	6
2007	22.970	25.253	12
2008	25.253	15.774	9
2009	15.774	18.857	2
2010	18.857	19.054	2
2011	19.054	17.996	2
2012	17.996	19.453	2
2013	19.453	23.372	3
2014	23.372	22.462	1*
2015	22.462	21.310	1*
LVIP Money Market
2006	10.576	10.917	325
2007	10.917	11.300	340
2008	11.300	11.404	243
2009	11.404	11.280	215
2010	11.280	11.128	132
2011	11.128	10.977	125
2012	10.977	10.827	94
2013	10.827	10.679	67
2014	10.679	10.533	59
2015	10.533	10.389	33
LVIP Multi-Manager Global Equity Managed Volatility
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond
2014	9.915	9.912	17
2015	9.912	9.913	18
LVIP SSgA Bond Index
2008	10.003	10.470	15
2009	10.470	10.765	22
2010	10.765	11.221	15
2011	11.221	11.854	3
2012	11.854	12.110	5
2013	N/A	N/A	N/A
2014	11.605	12.072	1*
2015	12.072	11.904	5
A-13

	with EGMDB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSgA Conservative Index Allocation
2010	N/A	N/A	N/A
2011	N/A	N/A	N/A
2012	N/A	N/A	N/A
2013	N/A	N/A	N/A
2014	12.023	12.258	1*
2015	12.258	11.944	5
LVIP SSgA Conservative Structured Allocation
2010	N/A	N/A	N/A
2011	N/A	N/A	N/A
2012	N/A	N/A	N/A
2013	N/A	N/A	N/A
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
LVIP SSgA Developed International 150
2008	9.486	6.267	2
2009	6.267	8.918	4
2010	8.918	9.410	3
2011	9.410	8.133	1*
2012	8.133	9.091	1*
2013	N/A	N/A	N/A
2014	N/A	N/A	N/A
2015	10.529	10.052	1*
LVIP SSgA Emerging Markets 100
2008	9.856	6.058	2
2009	6.058	11.319	3
2010	11.319	14.225	1*
2011	14.225	11.901	2
2012	11.901	13.189	2
2013	13.189	12.606	2
2014	N/A	N/A	N/A
2015	10.914	9.777	1*
LVIP SSgA Global Tactical Allocation Managed Volatility(11)
2006	10.897	12.492	1*
2007	12.492	13.642	1*
2008	13.642	7.988	1*
2009	N/A	N/A	N/A
2010	N/A	N/A	N/A
2011	10.994	10.837	6
2012	10.837	11.848	9
2013	11.848	12.798	9
2014	12.798	13.088	9
2015	13.088	12.035	3
LVIP SSgA International Index
2008	9.605	6.403	2
2009	6.403	8.053	5
2010	8.053	8.479	3
2011	8.479	7.308	1*
2012	7.308	8.491	1*
2013	8.491	10.105	9
2014	10.105	9.359	6
2015	9.359	9.094	5
LVIP SSgA International Managed Volatility
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
A-14

	with EGMDB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSgA Large Cap 100
2008	9.503	6.980	4
2009	6.980	9.289	8
2010	9.289	10.891	5
2011	10.891	10.961	1*
2012	10.961	12.100	1*
2013	12.100	16.168	1*
2014	16.168	18.564	1*
2015	18.564	17.407	1*
LVIP SSgA Large Cap Managed Volatility
2013	N/A	N/A	N/A
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
LVIP SSgA Moderate Index Allocation
2010	N/A	N/A	N/A
2011	N/A	N/A	N/A
2012	N/A	N/A	N/A
2013	N/A	N/A	N/A
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
LVIP SSgA Moderate Structured Allocation
2010	N/A	N/A	N/A
2011	N/A	N/A	N/A
2012	N/A	N/A	N/A
2013	N/A	N/A	N/A
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
LVIP SSgA Moderately Aggressive Index Allocation
2010	N/A	N/A	N/A
2011	N/A	N/A	N/A
2012	N/A	N/A	N/A
2013	N/A	N/A	N/A
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
LVIP SSgA Moderately Aggressive Structured Allocation
2010	N/A	N/A	N/A
2011	N/A	N/A	N/A
2012	N/A	N/A	N/A
2013	N/A	N/A	N/A
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
LVIP SSgA S&P 500 Index(12)
2006	N/A	N/A	N/A
2007	11.419	11.468	12
2008	11.468	7.102	28
2009	7.102	8.832	11
2010	8.832	9.992	8
2011	9.992	10.035	5
2012	10.035	11.444	3
2013	11.444	14.896	75
2014	14.896	16.662	64
2015	16.662	16.622	55
LVIP SSgA Small-Cap Index
2007	N/A	N/A	N/A
2008	8.444	5.948	7
2009	5.948	7.373	4
2010	7.373	9.152	2
2011	9.152	8.591	1*
2012	8.591	9.794	1*
2013	9.794	13.286	27
2014	13.286	13.680	23
2015	13.680	12.821	18
A-15

	with EGMDB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSgA Small-Cap Managed Volatility
2013	N/A	N/A	N/A
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
LVIP SSgA Small-Mid Cap 200
2008	9.957	7.231	1*
2009	7.231	10.788	2
2010	10.788	13.556	2
2011	13.556	13.039	3
2012	13.039	14.600	3
2013	14.600	19.314	3
2014	19.314	19.816	1*
2015	19.816	18.157	1*
LVIP T. Rowe Price Growth Stock
2007	N/A	N/A	N/A
2008	N/A	N/A	N/A
2009	N/A	N/A	N/A
2010	N/A	N/A	N/A
2011	9.185	8.885	1*
2012	8.885	10.340	1*
2013	10.340	14.143	1*
2014	14.143	15.124	2
2015	15.124	16.472	2
LVIP T. Rowe Price Structured Mid-Cap Growth
2006	14.900	16.015	1*
2007	16.015	17.893	1*
2008	17.893	10.071	1*
2009	10.071	14.497	1*
2010	14.497	18.307	1*
2011	18.307	17.309	1*
2012	17.309	19.802	1*
2013	19.802	26.256	1*
2014	26.256	28.818	1*
2015	28.818	28.942	2
LVIP Templeton Growth Managed Volatility
2007	9.606	9.807	6
2008	N/A	N/A	N/A
2009	N/A	N/A	N/A
2010	N/A	N/A	N/A
2011	7.934	7.562	2
2012	7.562	9.016	2
2013	9.016	10.636	2
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
LVIP U.S. Growth Allocation Managed Risk
2015	N/A	N/A	N/A
LVIP UBS Large Cap Growth Managed Volatility
2006	12.956	13.977	1*
2007	13.977	16.556	1*
2008	16.556	9.637	1*
2009	9.637	13.131	1*
2010	13.131	14.383	1*
2011	14.383	13.343	1*
2012	13.343	15.276	1*
2013	15.276	18.856	1*
2014	18.856	19.540	1*
2015	19.540	19.478	1*
A-16

	with EGMDB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Vanguard Domestic Equity ETF
2011	N/A	N/A	N/A
2012	N/A	N/A	N/A
2013	N/A	N/A	N/A
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
LVIP Vanguard International Equity ETF
2011	N/A	N/A	N/A
2012	N/A	N/A	N/A
2013	N/A	N/A	N/A
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
LVIP VIP ContraFund® Managed Volatility
2013	N/A	N/A	N/A
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
LVIP VIP Mid Cap Managed Volatility
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
LVIP Wellington Capital Growth
2007	10.767	10.717	8
2008	10.717	6.158	8
2009	6.158	8.169	8
2010	8.169	9.559	7
2011	9.559	8.555	7
2012	8.555	10.019	7
2013	10.019	13.404	2
2014	13.404	14.683	1*
2015	14.683	15.804	1*
LVIP Wellington Mid-Cap Value
2007	N/A	N/A	N/A
2008	N/A	N/A	N/A
2009	N/A	N/A	N/A
2010	N/A	N/A	N/A
2011	8.613	7.683	1*
2012	7.683	9.380	1*
2013	9.380	12.377	1*
2014	12.377	13.184	1*
2015	13.184	12.772	1*
MFS VIT Growth
2006	6.014	6.399	61
2007	6.399	7.646	42
2008	7.646	4.718	29
2009	4.718	6.406	24
2010	6.406	7.286	21
2011	7.286	7.161	15
2012	7.161	8.289	10
2013	8.289	11.186	10
2014	11.186	12.017	8
2015	12.017	12.746	4
MFS VIT Total Return
2006	13.228	14.596	203
2007	14.596	15.000	162
2008	15.000	11.518	119
2009	11.518	13.405	81
2010	13.405	14.531	56
2011	14.531	14.583	48
2012	14.583	15.999	35
2013	15.999	18.782	28
2014	18.782	20.095	21
2015	20.095	19.742	18
A-17

	with EGMDB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
MFS VIT Utilities
2006	12.221	15.819	114
2007	15.819	19.951	72
2008	19.951	12.263	53
2009	12.263	16.109	39
2010	16.109	18.078	32
2011	18.078	19.036	26
2012	19.036	21.303	19
2013	21.303	25.317	17
2014	25.317	28.143	15
2015	28.143	23.723	13
MFS® VIT II Core Equity(13)
2006	11.383	12.740	1*
2007	N/A	N/A	N/A
2008	N/A	N/A	N/A
2009	N/A	N/A	N/A
2010	N/A	N/A	N/A
2011	N/A	N/A	N/A
2012	N/A	N/A	N/A
2013	N/A	N/A	N/A
2014	N/A	N/A	N/A
2015	N/A	N/A	N/A
NB AMT Mid Cap Growth(1)
2004	10.552	12.103	19
2005	12.103	13.575	19
2006	13.575	15.353	24
2007	15.353	18.550	19
2008	18.550	10.359	17
2009	10.359	13.442	12
2010	13.442	17.113	11
2011	17.113	16.954	10
2012	16.954	18.794	10
2013	18.794	21.479	9
NB AMT Mid Cap Intrinsic Value
2006	17.554	19.242	14
2007	19.242	19.601	3
2008	19.601	10.472	3
2009	10.472	15.135	3
2010	15.135	18.832	3
2011	18.832	17.364	3
2012	17.364	19.781	3
2013	19.781	26.734	3
2014	26.734	30.010	1*
2015	30.010	27.125	1*
PIMCO VIT CommodityRealReturn Strategy
2009	10.878	12.518	1*
2010	12.518	15.338	2
2011	15.338	13.983	4
2012	13.983	14.496	4
2013	14.496	12.191	4
2014	12.191	9.783	3
2015	9.783	7.171	2
Putnam VT Global Health Care
2006	11.424	11.580	2
2007	11.580	11.351	2
2008	N/A	N/A	N/A
2009	N/A	N/A	N/A
2010	11.533	11.653	1*
2011	11.653	11.355	1*
2012	N/A	N/A	N/A
2013	16.400	19.126	1*
2014	19.126	24.074	1*
2015	24.074	25.588	1*
A-18

	with EGMDB
	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Putnam VT Growth & Income
2006	12.395	14.168	1*
2007	14.168	13.127	1*
2008	13.127	7.935	1*
2009	7.935	10.157	1*
2010	10.157	11.456	1*
2011	11.456	10.772	1*
2012	10.772	12.655	1*
2013	12.655	16.932	1*
2014	16.932	18.490	1*
2015	18.490	16.860	1*
Templeton Global Bond VIP
2006	9.887	10.995	4
2007	10.995	12.035	10
2008	12.035	12.604	10
2009	12.604	14.751	8
2010	14.751	16.647	9
2011	16.647	16.273	9
2012	16.273	18.464	4
2013	18.464	18.504	4
2014	18.504	18.582	3
2015	18.582	17.534	3
Templeton Growth VIP
2006	13.161	15.808	49
2007	15.808	15.954	38
2008	15.954	9.074	34
2009	9.074	11.731	31
2010	11.731	12.423	21
2011	12.423	11.396	19
2012	11.396	13.605	11
2013	13.605	17.550	10
2014	17.550	16.819	10
2015	16.819	15.509	9
*	The numbers of accumulation units less than 500 were rounded up to one.
(1)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA S&P 500 Index Fund Subaccount.
(2)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.
(3)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP BlackRock Inflation Protected Bond Fund Subaccount.
(4)	Effective October 9, 2010, the Delaware VIP® Trend Series was reorganized into the Delaware VIP® Smid Cap Growth Series. The values in the table for periods prior to the date of the reorganization reflect investments in the Delaware VIP® Trend Series.
(5)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA International Index Fund Subaccount.
(6)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA Small-Cap Index Fund Subaccount.
(7)	Effective June 5, 2007, the Baron Capital Asset Fund, a series of Baron Capital Funds Trust, was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Baron Capital Asset Fund.
(8)	Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Foundation Aggressive Allocation Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.
(9)	Effective April 30, 2007, the Lincoln Growth Fund, was reorganized into the LVIP Janus Capital Appreciation Fund, a series of Lincoln Variable Insurance Products Trust.
(10)	Effective June 11, 2007, the Lincoln Growth Opportunities Fund was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust.
(11)	Effective July 30, 2010, the LVIP Wilshire Aggressive Profile Fund was restructured into the LVIP SSgA Global Tactical Allocation Managed Volatility Fund. The values in the table for periods prior to the date of the restructuring reflect investments in the LVIP Wilshire Aggressive Profile Fund.
(12)	Effective April 30, 2007, the Lincoln Core Fund was reorganized into the LVIP SSgA S&P 500 Index Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Lincoln Core Fund.
(13)	Effective March 27, 2015, the MFS VIT Core Equity Series was reorganized into the MFS VIT II Core Equity Portfolio. The values in the table for periods prior to the date of the reorganization reflect investments in the MFS VIT Core Equity Series.
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Appendix B — Guaranteed Annual Income Percentages For Previous Rider Elections
Guaranteed Annual Income Percentages by Ages for rider elections on or after December 3, 2012 but prior to May 20, 2013:
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Single & Joint Life Option*	Single & Joint Life Option
Age	Guaranteed Annual Income amount percentage
55 – 58	3.50%
59 - 64	4.00%
65+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0
Single & Joint Life Option*	Single & Joint Life Option
Age	Guaranteed Annual Income amount percentage
55 – 58	3.00%
59 – 64	3.50%
65 – 69	4.50%
70+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.

Guaranteed Annual Income Percentage by Ages for rider elections on or after April 2, 2012 but prior to December 3, 2012:
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income amount percentage	Age (younger of you and your spouse’s age)	Guaranteed Annual Income amount percentage
55 – 58	4.00%	55 – 64	4.00%
59+	5.00%	65+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income amount percentage	Age (younger of you and your spouse’s age)	Guaranteed Annual Income amount percentage
55 – 58	3.50%	55 – 64	3.50%
59 – 64	4.00%	65 – 69	4.50%
65 – 69	4.50%	70+	5.00%
70+	5.00%

Guaranteed Annual Income Percentages by Ages for rider elections prior to April 2, 2012:
Lincoln Lifetime IncomeSM Advantage 2.0
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income amount percentage	Age (younger of you and your spouse’s age)	Guaranteed Annual Income amount percentage
55 – 58	4.00%	55 – 64	4.00%
59+	5.00%	65+	5.00%

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Appendix C — Guaranteed Income Benefit Percentages For Previous Rider Elections
Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for:
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections between May 21, 2012 and May 19, 2013, or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) between April 2, 2012 and May 19, 2013, or 4LATER® Advantage (Managed Risk) between October 1, 2012 and May 19, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value or Income Base**
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider’s effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Advantage (Managed Risk) may use any remaining Income Base to establish the initial Guaranteed Income Benefit.
i4LIFE® Advantage Guaranteed Income Benefit elections between May 21, 2012 and May 19, 2013, or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 between April 2, 2012 and May 19, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Income Base or Guaranteed Amount**
Under age 40	2.00%
40 – 54	2.50%
55 – 58	3.00%
59 – 64	3.50%
65 – 69	4.00%
70 – 74	4.50%
75+	5.00%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.
i4LIFE® Advantage Guaranteed Income Benefit elections prior to May 21, 2012, or for purchasers of
Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Income Base or Guaranteed Amount**
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.

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SAI 1

Lincoln ChoicePlusSM
Lincoln New York Account N for Variable Annuities  (Registrant)
Lincoln Life & Annuity Company of New York  (Depositor)
Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln ChoicePlusSM prospectus of Lincoln New York Account N for Variable Annuities dated May 1, 2016. You may obtain a copy of the Lincoln ChoicePlusSM prospectus on request and without charge. Please write Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583.

This SAI is not a prospectus.
The date of this SAI is May 1, 2016.

Special Terms
The special terms used in this SAI are the ones defined in the prospectus.
Services
Independent Registered Public Accounting Firm
Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) the financial statements of the Lincoln New York Account N for Variable Annuities as of December 31, 2015 and for the year then ended and the statement of changes in net assets for each of the years in the two year period ended December 31, 2015; and b) the financial statements of Lincoln Life & Annuity Company of New York as of December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.
Keeper of Records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln New York. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.
Principal Underwriter
Lincoln Financial Distributors, Inc., (“LFD”), an affiliate of Lincoln New York, serves as principal underwriter (the “Principal Underwriter”) for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives who are also associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corp. (collectively “LFN”), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers (“Selling Firms”) for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $33,284,942, $37,372,495 and $35,261,520 to LFN and Selling Firms in 2013, 2014 and 2015, respectively, as sales compensation with respect to the contracts. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.
Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.
Both before and after the Annuity Commencement Date, there are exchange privileges between Subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.
The offering of the contracts is continuous.
Interest Adjustment Example
Note: This example is intended to show how the Interest Adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the Interest Adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The Interest Adjustment may be referred to as a Market Value Adjustment in your contract.
B-2

SAMPLE CALCULATIONS FOR MALE 35 ISSUE
CASH SURRENDER VALUES
Single Premium	$50,000
Premium taxes	None
Withdrawals	None
Guaranteed Period	5 years
Guaranteed Interest Rate	3.50%
Annuity Date	Age 70
Index Rate A	3.50%
Index Rate B	4.00% End of contract year 1 3.50% End of contract year 2 3.00% End of contract year 3 2.00% End of contract year 4
Percentage adjustment to B	0.50%

Interest Adjustment Formula	(1 + Index A)[n]	-1
n = Remaining Guaranteed Period	(1 + Index B + % Adjustment)[n]
SURRENDER VALUE CALCULATION
Contract Year	(1) Annuity Value	(2) 1 + Interest Adjustment Formula	(3) Adjusted Annuity Value	(4) Minimum Value	(5) Greater of (3) & (4)	(6) Surrender Charge	(7) Surrender Value
1	$51,710	0.962268	$49,759	$50,710	$50,710	$4,250	$46,460
2	$53,480	0.985646	$52,712	$51,431	$52,712	$4,250	$48,462
3	$55,312	1.000000	$55,312	$52,162	$55,312	$4,000	$51,312
4	$57,208	1.009756	$57,766	$52,905	$57,766	$3,500	$54,266
5	$59,170	N/A	$59,170	$53,658	$59,170	$3,000	$56,170
ANNUITY VALUE CALCULATION
Contract Year	BOY* Annuity Value		Guaranteed Interest Rate		Annual Account Fee		EOY** Annuity Value
1	$50,000	x	1.035	-	$40	=	$51,710
2	$51,710	x	1.035	-	$40	=	$53,480
3	$53,480	x	1.035	-	$40	=	$55,312
4	$55,312	x	1.035	-	$40	=	$57,208
5	$57,208	x	1.035	-	$40	=	$59,170
SURRENDER CHARGE CALCULATION
Contract Year	Surrender Charge Factor		Deposit		Surrender Charge
1	8.5%	x	$50,000	=	$4,250
2	8.5%	x	$50,000	=	$4,250
3	8.0%	x	$50,000	=	$4,000
4	7.0%	x	$50,000	=	$3,500
5	6.0%	x	$50,000	=	$3,000
B-3

1 + INTEREST ADJUSTMENT FORMULA CALCULATION
Contract Year	Index A	Index B	Adj Index B	N	Result
1	3.50%	4.00%	4.50%	4	0.962268
2	3.50%	3.50%	4.00%	3	0.985646
3	3.50%	3.00%	3.50%	2	1.000000
4	3.50%	2.00%	2.50%	1	1.009756
5	3.50%	N/A	N/A	N/A	N/A
MINIMUM VALUE CALCULATION
Contract Year			Minimum Guaranteed Interest Rate		Annual Account Fee		Minimum Value
1	$50,000	x	1.015	-	$40	=	$50,710
2	$50,710	x	1.015	-	$40	=	$51,431
3	$51,431	x	1.015	-	$40	=	$52,162
4	$52,162	x	1.015	-	$40	=	$52,905
5	$52,905	x	1.015	-	$40	=	$53,658

*	BOY = beginning of year

**	EOY = end of year
Annuity Payouts
Variable Annuity Payouts
Variable Annuity Payouts will be determined on the basis of:
•	the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax;
•	the annuity tables contained in the contract;
•	the type of annuity option selected; and
•	the investment results of the fund(s) selected.
In order to determine the amount of variable Annuity Payouts, we make the following calculation:
•	first, we determine the dollar amount of the first payout;
•	second, we credit the contract with a fixed number of Annuity Units based on the amount of the first payout; and
•	third, we calculate the value of the Annuity Units each period thereafter.
These steps are explained below.
The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable Annuity Payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future Annuity Payouts will be paid. Amounts shown in the tables are based on the 1983 Tables “a” Individual Annuity Mortality Tables modified, with an assumed investment return at the rate of 4.00% per annum, depending on the terms of your contract. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.
Conversely, if the actual rate is less than the assumed interest rate, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.
We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.
At an Annuity Commencement Date, the contract is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first periodic payout by the value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such
B-4

units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the Contractowner’s fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending 14 days prior to the date that payout is due.
The value of each Subaccount’s Annuity Unit will be set initially at $1.00. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Date by the product of:
•	The net investment factor of the Subaccount for the Valuation Period for which the Annuity Unit value is being determined, and
•	A factor to neutralize the assumed investment return in the annuity table.
The value of the Annuity Units is determined as of a Valuation Date 14 days prior to the payment date in order to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.
Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the access period and the impact of a withdrawal on the Regular Income Payments. These examples assume that the investment return is the same as the assumed investment return (AIR) to make the Regular Income Payment calculations simpler to understand. The Regular Income Payments will vary based on the investment performance of the underlying funds.
Annuitant	Male, Age 65
Secondary Life	Female, Age 63
Purchase Payment	$200,000.00
Regular Income Payment Frequency	Annual
AIR	4.0%
Hypothetical Investment Return	4.0%

	20-year Access Period	30-Year Access Period
Regular Income Payment	$10,463.99	$9,922.44
A 10% withdrawal from the Account Value will reduce the Regular Income Payments by 10% to $9,417.59 with the 20-year access period and $8,930.20 with the 30-year access period.
At the end of the 20-year Access Period, the remaining Account Value of $114,163 (assuming no withdrawals) will be used to continue the $10,463.99 Regular Income Payment during the Lifetime Income Period for the lives of the annuitant and Secondary Life. At the end of the 30-year Access Period, the remaining Account Value of $69,919 (assuming no withdrawals) will be used to continue the $9,922.44 Regular Income Payment during the Lifetime Income Period for the lives of the annuitant and Secondary Life. (Note: the Regular Income Payments during the Lifetime Income Period will vary with the investment performance of the underlying funds).
Determination of Accumulation and Annuity Unit Value
A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.
Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.
Capital Markets
In any particular year, our capital may increase or decrease depending on a variety of factors — the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.
B-5

Advertising & Ratings
We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln New York or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody’s, A.M. Best, Fitch, and Standard & Poor’s. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.
About the S&P 500 Index
The S&P 500 Index (hereinafter “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates (hereinafter “Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the funds. S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of the funds into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of the funds or in the determination or calculation of the equation by which the funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Unclaimed Property
We have entered into a Global Resolution Agreement with a third party auditor representing multiple states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor has compared expanded matching criteria to the Social Security Master Death File (“SSMDF”) to identify deceased insureds and policy or contract holders where a valid claim has not been made. We
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have also entered into a Regulatory Settlement Agreement with multiple states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are conducting examinations and audits of our compliance with unclaimed property laws and considering proposals that would apply prospectively and require life insurance companies to take additional steps to identify unreported deceased policy and contract holders. These prospective changes and any escheatable property identified as a result of the audits and inquiries could result in: (1) additional payments of previously unclaimed death benefits; (2) the payment of abandoned funds to U.S. jurisdictions; and (3) changes in our practices and procedures for the identification of escheatable funds and beneficiaries, which would impact claim payments and reserves, among other consequences.
Additional Services
Dollar Cost Averaging (DCA)—You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain Subaccounts, or the fixed side (if available) of the contract into the Subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or market value Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service (AWS)—AWS provides an automatic, periodic withdrawal of Contract Value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. You may elect to participate in AWS at the time of application or at any time before the Annuity Commencement Date by sending a written request to us. The minimum Contract Value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Surrender Charge.
Cross Reinvestment Program/Earnings Sweep Program — Under this option, Account Value in a designated variable Subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable Subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the Annuity Commencement Date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.
The minimum holding Account Value required to establish cross reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.
Portfolio Rebalancing — Portfolio rebalancing is an option, which, if elected by the Contractowner, restores to a pre-determined level the percentage of the Contract Value, allocated to each variable Subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all Purchase Payments allocated to the variable Subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. The Contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the Contractowner may make these elections by phone. The portfolio rebalancing program is not available following the Annuity Commencement Date.
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SecureLine® Account – SecureLine® is an interest bearing draft account established from the proceeds payable on a contract administered by us that helps you manage your surrender or death benefit proceeds. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may use the checkbook we previously provided and write checks against the account until the funds are depleted. The SecureLine® account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine® account.
Interest credited in the SecureLine® account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that you consult your tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine® account. The balance in your SecureLine® account began earning interest the day your account was opened and will continue to earn interest until all funds are withdrawn. Interest is compounded daily and credited to your account on the last day of each month. The interest rate will be updated monthly and we may increase or decrease the rate at our discretion. The interest rate credited to your SecureLine® account may be more or less than the rate earned on funds held in our general account. The interest rate offered with a SecureLine® account is not necessarily that credited to the fixed account. There are no monthly fees. You may be charged a fee if you stop a payment or if you present a check for payment without sufficient funds.
Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of policyholders under the variable life accounts could conflict with those of Contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.
Financial Statements
The December 31, 2015 financial statements of the VAA and the December 31, 2015 financial statements of Lincoln New York appear on the following pages.
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Prospectus 2

Lincoln ChoicePlusSM II Individual Variable Annuity Contracts
Lincoln New York Account N for Variable Annuities
May 1, 2016
Home Office:
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, NY 13202
www.LincolnFinancial.com
Servicing Office:
Lincoln Life & Annuity Company of New York
PO Box 2348
Fort Wayne, IN 46801-2348
1-888-868-2583

This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by Lincoln Life & Annuity Company of New York (Lincoln New York or Company). This contract can be purchased primarily as either a nonqualified annuity or qualified retirement annuity under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. You receive tax deferral for an IRA whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for purchasing a qualified annuity contract.
The contract is designed to accumulate Contract Value and to provide income over a certain period of time, or for life, subject to certain conditions. This contract also offers a Death Benefit payable upon the death of the Contractowner or Annuitant. Certain benefits described in this prospectus are no longer available.
The minimum initial Purchase Payment for the contract is $10,000. Additional Purchase Payments, subject to certain restrictions, may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.
Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. If any portion of your Contract Value is in the fixed account, we promise to pay you your principal and a minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account. For contracts issued after September 30, 2003, the only fixed account available is for dollar cost averaging purposes. Also, an Interest Adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a Guaranteed Period.
All Purchase Payments for benefits on a variable basis will be placed in Lincoln New York Account N for Variable Annuities (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln New York. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract’s variable options (“Subaccounts”), which, in turn, invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the Subaccounts or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.
The available funds are listed below:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund*
Invesco V.I. Core Equity Fund*
Invesco V.I. International Growth Fund
AllianceBernstein Variable Products Series Fund:
AB VPS Global Thematic Growth Portfolio
AB VPS Large Cap Growth Portfolio*
AB VPS Small/Mid Cap Value Portfolio
American Century Variable Portfolios, Inc.:
American Century VP Balanced Fund*
American Funds Insurance Series®:
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund
Delaware VIP® Trust:
Delaware VIP® Diversified Income Series
Delaware VIP® Emerging Markets Series
Delaware VIP® High Yield Series
Delaware VIP® Limited-Term Diversified Income Series
Delaware VIP® REIT Series
Delaware VIP® Small Cap Value Series
Delaware VIP® Smid Cap Growth Series
Delaware VIP® U.S. Growth Series
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Delaware VIP® Value Series
Deutsche Investments VIT Funds:
Deutsche Equity 500 Index VIP Portfolio
Deutsche Small Cap Index VIP Portfolio
Deutsche Variable Series II:
Deutsche Alternative Asset Allocation VIP Portfolio
Fidelity® Variable Insurance Products:
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP Growth Portfolio
Fidelity® VIP Mid Cap Portfolio
Franklin Templeton Variable Insurance Products Trust:
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund
Janus Aspen Series:
Janus Aspen Balanced Portfolio*
Janus Aspen Enterprise Portfolio*
Janus Aspen Global Research Portfolio*
JPMorgan Insurance Trust:
JPMorgan Insurance Trust Global Allocation Portfolio
Legg Mason Partners Variable Equity Trust:
ClearBridge Variable Mid Cap Core Portfolio
Lincoln Variable Insurance Products Trust:
LVIP American Century Select Mid Cap Managed Volatility Fund*
(formerly LVIP American Century VP Mid Cap Value Managed Volatility Fund)
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Dividend Value Managed Volatility Fund
(formerly LVIP BlackRock Equity Dividend Managed Volatility Fund)
LVIP BlackRock Emerging Markets Managed Volatility Fund*
LVIP BlackRock Global Allocation V.I. Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund*
LVIP BlackRock Inflation Protected Bond Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund*
LVIP BlackRock U.S. Opportunities Managed Volatility Fund*
LVIP Blended Core Equity Managed Volatility Fund
LVIP Blended Large Cap Growth Managed Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP Clarion Global Real Estate Fund
LVIP ClearBridge Large Cap Managed Volatility Fund*
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Foundation® Aggressive Allocation Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Franklin Templeton Value Managed Volatility Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Income Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Government Money Market Fund
LVIP Invesco Diversified Equity-Income Managed Volatility Fund
LVIP Invesco Select Equity Managed Volatility Fund*
(formerly LVIP Invesco V.I. Comstock Managed Volatility Fund)
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP Managed Risk Profile 2010 Fund
LVIP Managed Risk Profile 2020 Fund
LVIP Managed Risk Profile 2030 Fund
LVIP Managed Risk Profile 2040 Fund
LVIP MFS International Equity Managed Volatility Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP PIMCO Low Duration Bond Fund
LVIP Select Core Equity Managed Volatility Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Large Cap Managed Volatility Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund**
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP SSGA SMID Cap Managed Volatility Fund
LVIP T. Rowe Price Growth Stock Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP VIP Mid Cap Managed Volatility Portfolio*
LVIP Wellington Capital Growth Fund
LVIP Wellington Mid-Cap Value Fund
MFS® Variable Insurance Trust:
MFS® VIT Growth Series
MFS® VIT Total Return Series*
MFS® VIT Utilities Series
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MFS® Variable Insurance Trust II:
MFS® VIT II Core Equity Portfolio*
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio
PIMCO Variable Insurance Trust:
PIMCO VIT CommodityRealReturn® Strategy Portfolio
Putnam Variable Trust:
Putnam VT Global Health Care Fund*
Putnam VT Growth & Income Fund*
* Not all funds are available in all contracts. Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.
** The Index this portfolio is managed to (the “Index”) is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (“Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Licensee. Licensee’s product(s) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.
Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln New York and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.
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4

Special Terms
In this prospectus, the following terms have the indicated meanings:
5% Enhancement—A feature under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage and 4LATER® Advantage (Managed Risk) in which the Guaranteed Amount or Income Base, as applicable, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5%, subject to certain conditions.
Access Period—Under i4LIFE® Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.
Account or Variable Annuity Account (VAA)—The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.
Account Value—Under i4LIFE® Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE® Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments, Guaranteed Income Benefit payments and withdrawals.
Accumulation Unit—A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE® Advantage Account Value during the Access Period.
Annuitant—The person upon whose life the annuity benefit payments are based, and upon whose death a Death Benefit may be paid.
Annuity Commencement Date—The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE® Advantage).
Annuity Payout—A regularly scheduled payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE® Advantage has been elected). Payments may be variable or fixed, or a combination of both.
Annuity Unit—A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date.
Automatic Annual Step-up—Under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage and 4LATER® Advantage (Managed Risk), the Guaranteed Amount or Income Base, as applicable, will automatically step up to the Contract Value on each Benefit Year anniversary, subject to certain conditions.
Beneficiary—The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.
Benefit Year—Under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage, Lincoln SmartSecurity® Advantage and 4LATER® Advantage (Managed Risk), the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Under Lincoln SmartSecurity® Advantage, if the Contractowner elects a step-up, the Benefit Year will begin on the effective date of the step-up and each anniversary of the step-up after that.
Contractowner (you, your, owner)—The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.
Contract Value (may be referred to as Account Value in marketing materials)—At any given time before the Annuity Commencement Date, the total value of all Accumulation Units of a contract plus the value of the fixed side of the contract, if any.
Contract Year—Each 12-month period starting with the effective date of the contract and starting with each contract anniversary after that.
Death Benefit—Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies. As an alternative, the Contractowner may receive a Death Benefit on the death of the Annuitant prior to the Annuity Commencement Date.
Enhancement Period—Under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage, and 4LATER® Advantage (Managed Risk), the 10-year period during which the 5% Enhancement is in effect. A new Enhancement Period will begin each time an Automatic Annual Step-up to the Contract Value occurs, subject to certain conditions.
Excess Withdrawals—Amounts withdrawn during a Benefit Year, as specified for each Living Benefit Rider, which decrease or eliminate the guarantees under the rider.
Good Order—The actual receipt at our Servicing Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to effect the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.

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Guaranteed Amount—The value used to calculate your withdrawal benefit under Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity® Advantage.
Guaranteed Amount Annuity Payment Option—A fixed Annuity Payout option available under Lincoln SmartSecurity® Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.
Guaranteed Annual Income—The guaranteed periodic withdrawal amount available from the contract each Benefit Year for life under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage and Lincoln Lifetime IncomeSM Advantage 2.0.
Guaranteed Annual Income Amount Annuity Payout Option—A payout option available under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage and Lincoln Lifetime IncomeSM Advantage 2.0 in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life.
Guaranteed Period—The period during which Contract Value in a fixed account will be credited a guaranteed interest rate.
Income Base—Under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage and Lincoln Lifetime IncomeSM Advantage 2.0, a value used to calculate the Guaranteed Annual Income amount. Under 4LATER® Advantage (Managed Risk) or 4LATER® Advantage, the Income Base will be used to calculate the minimum payouts available under your contract at a later date. The amount of the Income Base varies based on when you elect the rider, and is adjusted as set forth in this prospectus.
Interest Adjustment—An upward or downward adjustment on the amount of Contract Value in the fixed account upon a transfer, withdrawal or surrender of Contract Value from the fixed account due to fluctuations in interest rates.
Investment Requirements—Restrictions in how you may allocate your Subaccount investments if you own certain Living Benefit Riders.
Lifetime Income Period—Under i4LIFE® Advantage, the period of time following the Access Period during which we make Regular Income Payments to you (and Secondary Life, if applicable) for the rest of your life. During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.
Lincoln New York (we, us, our)—Lincoln Life & Annuity Company of New York (LNY)
Living Benefit Rider—A general reference to optional riders that may be available for purchase, and provide some type of a minimum guarantee while you are alive. The riders that are currently available are: Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage, 4LATER® Advantage (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (version 4) and i4LIFE® Advantage (without the Guaranteed Income Benefit). Riders that are no longer available for purchase include Lincoln SmartSecurity® Advantage, Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0, 4LATER® Advantage and certain versions of the Guaranteed Income Benefit. If you select a Living Benefit Rider, Excess Withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements.
Maximum Annual Withdrawal—The guaranteed periodic withdrawal available under Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage.
Maximum Annual Withdrawal Amount Annuity Payout Option — A fixed Annuity Payout option available under Lincoln Lifetime IncomeSM Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.
Periodic Income Commencement Date—The Valuation Date on which the amount of i4LIFE® Advantage Regular Income Payments are determined.
Purchase Payments—Amounts paid into the contract.
Regular Income Payments—The variable, periodic income payments paid under i4LIFE® Advantage.
Secondary Life—Under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0, i4LIFE® Advantage and 4LATER® Advantage (Managed Risk), the person designated by the Contractowner upon whose life the annuity payments will also be contingent.
Subaccount—Each portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.
Valuation Date—Each day the New York Stock Exchange (NYSE) is open for trading.
Valuation Period—The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation Date) and ending at the close of such trading on the next Valuation Date.
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Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or the fixed account (if available). State premium taxes may also be deducted.
CONTRACTOWNER TRANSACTION EXPENSES
Accumulation Phase:
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):[1]	6.00%
Transfer Charge:[2]	$25
We may also apply an Interest Adjustment to amounts being withdrawn, surrendered or transferred from a Guaranteed Period account (except for dollar cost averaging, cross-reinvestment, withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity® Advantage and Regular Income Payments under i4LIFE® Advantage). See Fixed Side of the Contract.

[1]	The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges and Other Deductions – Surrender Charge.
[2]	The transfer charge will not be imposed on the first 12 transfers during a Contract Year. We reserve the right to charge a $25 fee for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging, portfolio rebalancing and cross reinvestment transfers.

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE® Advantage rider.
•	Table A reflects the expenses for a contract that has not elected i4LIFE® Advantage (Base contract).
•	Table B reflects the expenses for a contract that has elected i4LIFE® Advantage.
•	Table C reflects the expenses for a contract that has elected i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk).
•	Table D reflects the expenses for a contract that has elected i4LIFE® Advantage and previously purchased 4LATER® Advantage.
•	Table E reflects the expenses for a contract that has elected i4LIFE® Advantage Guaranteed Income Benefit and previously purchased Lincoln Market SelectSM Advantage.

TABLE A
Annual Account Fee:[1]	$30

Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):[2]
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Mortality and Expense Risk Charge	1.25%
Administrative Charge	0.15%
Total Separate Account Expenses	1.40%
Guarantee of Principal Death Benefit
Mortality and Expense Risk Charge	1.10%
Administrative Charge	0.15%
Total Separate Account Expenses	1.25%

Optional Living Benefit Rider Charges:	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk):[3,4]
Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Initial Annual Charge	1.05%	1.25%
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Lincoln Market SelectSM Advantage:[5]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	0.95%	1.15%
Lincoln Lifetime IncomeSM Advantage:[6]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.90%	0.90%
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option:[7]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.85%	1.00%
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option:[7]
Guaranteed Maximum Charge	0.95%	N/A
Current Charge	0.85%	N/A
4LATER® Advantage:[8]
Guaranteed Maximum Charge	1.50%	N/A
Current Charge	0.65%	N/A
4LATER® Advantage (Managed Risk):[9]
Guaranteed Maximum Charge	2.00%	2.00%
Current Charge	1.05%	1.25%
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value. We do not assess the account fee on contracts issued prior to October 1, 2003.
[2]	The mortality and expense risk charge and administrative charge rates together are 1.40% on and after the Annuity Commencement Date.
[3]	As an annualized percentage of the Income Base (initial Purchase Payment or Contract Value at the time of election), as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and decreased by Excess Withdrawals. See Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Charge for a discussion of these changes to the Income Base. This charge is deducted from the Contract Value on a quarterly basis.
[4]	The charge for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) also applies to an older version of the rider - Lincoln Lifetime IncomeSM Advantage 2.0 - which is no longer available for purchase.
[5]	As an annualized percentage of the Income Base (initial Purchase Payment or Contract Value at the time of election) as increased for subsequent Purchase Payments and/or Automatic Annual Step-ups, and decreased by Excess Withdrawals. This charge is deducted from the Contract Value on a quarterly basis. See Charges and Deductions – Rider Charges – Lincoln Market SelectSM Advantage.
[6]	As an annualized percentage of the Guaranteed Amount (initial Purchase Payment or Contract Value at the time of election) as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and the 200% step-up and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln Lifetime IncomeSM Advantage riders purchased before January 20, 2009, the current annual charge rate will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. See Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage Charge for further information.
[7]	As an annualized percentage of the Guaranteed Amount (initial Purchase Payment or Contract Value at the time of election), as increased for subsequent Purchase Payments, and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option riders purchased prior to December 3, 2012, the current annual charge rate will increase to 0.85% (single life option) and 1.00% (joint life option) upon the next election of a step-up of the Guaranteed Amount. For Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option riders the current annual charge rate will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount. See Charges and Other Deductions – Lincoln SmartSecurity® Advantage Charge for further information.
[8]	As an annualized percentage of the Income Base (initial Purchase Payment or Contract Value at the time of election), as increased for subsequent Purchase Payments, automatic 15% enhancements, and resets and decreased for withdrawals. This charge is deducted from the Subaccounts on a quarterly basis. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.50% to 0.65% upon the next election to reset the Income Base. See Charges and Other Deductions – 4LATER® Advantage Charge for further information.
[9]	As an annualized percentage of the Income Base (initial Purchase Payment or Contract Value at the time of election), as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and decreased by withdrawals. This charge is deducted from the Contract Value on a quarterly basis. See Charges and Other Deductions – 4LATER® Advantage (Managed Risk) Charge for a discussion of these changes to the Income Base.

TABLE B
Annual Account Fee:[1]	$30

i4LIFE® Advantage without
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Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.85%
Guarantee of Principal Death Benefit	1.70%
Account Value Death Benefit	1.65%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4):[3]	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.85%	3.85%
Current Charge	2.50%	2.70%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.70%	3.70%
Current Charge	2.35%	2.55%
Account Value Death Benefit
Guaranteed Maximum Charge	3.65%	3.65%
Current Charge	2.30%	2.50%

i4LIFE® Advantage Guaranteed Income Benefit (versions 1, 2 and 3):[4]	Single/Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.35%
Current Charge	2.35%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.20%
Current Charge	2.20%
Account Value Death Benefit
Guaranteed Maximum Charge	3.15%
Current Charge	2.15%
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value. We do not assess the account fee on contracts issued prior to October 1, 2003.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. See Charges and Other Deductions – i4LIFE® Advantage Rider Charge for further information. These charges continue during the Access Period. The i4LIFE® Advantage charge rate is reduced to 1.65% during the Lifetime Income Period.
[3]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge rate for the Guaranteed Income Benefit is 0.65% of Account Value for the single life option and 0.85% of Account Value for the joint life option with a guaranteed maximum charge rate of 2.00%. These charges are added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.65%. See Charges and Other Deductions – i4LIFE® Advantage with Guaranteed Income Benefit Charge for further information. These charges apply to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and i4LIFE® Advantage Guaranteed Income Benefit (version 4).
[4]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge for the Guaranteed Income Benefit is 0.50% of Account Value with a guaranteed maximum charge of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE® Advantage charge of 1.65%. The percentage charge may change to the current charge in effect at the time you elect an additional step-up period, not to exceed the guaranteed maximum charge percentage. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for further information.

TABLE C
Annual Account Fee:[1]	$30

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk):
Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):	Single/Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.40%
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Guarantee of Principal Death Benefit	1.25%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk):[2,3]	Single Life	Joint Life
Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Initial Annual Charge	1.05%	1.25%
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value. We do not assess the account fee on contracts issued prior to October 1, 2003.
[2]	As an annualized percentage of the greater of the Income Base (associated with Lincoln Lifetime IncomeSM Advantage 2.0 Managed Risk)) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) current charge rate. (The Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) charge continues to be a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) charge.) See Charges and Other Deductions – i4LIFE Advantage Guaranteed Income Benefit Charge for Contractowners who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER® Advantage (Managed Risk). The same charges apply to Lincoln Lifetime IncomeSM Advantage 2.0 purchasers who elect i4LIFE® Advantage Guaranteed Income Benefit (version 4).
[3]	As an annualized percentage of the greater of the Income Base (associated with the 4LATER® Advantage (Managed Risk)) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the 4LATER® Advantage (Managed Risk) current charge rate. (The 4LATER® Advantage (Managed Risk) charge continues to be a factor in determining the i4LIFE® Advantage with Guaranteed Income Benefit charge.) See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER® Advantage (Managed Risk).

TABLE D
Annual Account Fee:[1]	$30

i4LIFE® Advantage with 4LATER® Advantage Guaranteed Income Benefit for Contractowners who previously purchased 4LATER® Advantage:[2]
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.35%
Current Charge	2.50%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.20%
Current Charge	2.35%
Account Value Death Benefit
Guaranteed Maximum Charge	3.15%
Current Charge	2.30%
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value. We do not assess the account fee on contracts issued prior to October 1, 2003.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge rate for the Guaranteed Income Benefit is 0.65% of the Account Value with a guaranteed maximum charge rate of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.65%. The charge rate will change to the current charge rate in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge rate. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.50% to 0.65% upon the next election to reset the Income Base. See Charges and Other Deductions – 4LATER® Advantage Guaranteed Income Benefit Charge for further information.

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TABLE E
Annual Account Fee:[1]	$30

i4LIFE® Advantage Guaranteed Income Benefit for Contractowners who previously purchased Lincoln Market SelectSM Advantage:
Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):	Single/Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.40%
Guarantee of Principal Death Benefit	1.25%

i4LIFE® Advantage Guaranteed Income Benefit (version 4):[2]	Single Life	Joint Life
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	0.95%	1.15%
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $50,000 or more on the contract anniversary (or date of surrender). This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value. We do not assess the account fee on contracts issued prior to October 1, 2003.
[2]	As an annualized percentage of the greater of the Income Base (associated with Lincoln Market SelectSM Advantage) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the Lincoln Market SelectSM Advantage current charge rate. (The Lincoln Market SelectSM Advantage charge continues to be a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit (version 4) charge.)

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2015. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.34%	2.02%
Net Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.33%	1.71%
*	Several of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2017.
EXAMPLES
The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.
The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB Death Benefit and Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,143	$2,154	$3,100	$5,821
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$543	$1,654	$2,800	$5,821
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The next Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB Death Benefit and Lincoln Market SelectSM Advantage at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,188	$2,253	$3,206	$5,730
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$588	$1,753	$2,906	$5,730
For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See The Contracts - Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase (“redemption fees”). As of the date of this prospectus, none have done so. See The Contracts – Market Timing for a discussion of redemption fees.

For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.
Summary of Common Questions
What kind of contract am I buying? This contract is an individual deferred flexible premium variable annuity contract between you and Lincoln New York. You may allocate your Purchase Payments to the VAA or to the fixed account. This prospectus primarily describes the variable side of the contract. This contract is no longer available for purchase.
What is the Variable Annuity Account (VAA)? It is a separate account we established under New York insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.
What are Asset Allocation Models? Asset allocation models are designed to assist you in deciding how to allocate your Purchase Payments among the various Subaccounts. Each model provides a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. See The Contracts – Asset Allocation Models.
What are Investment Requirements? If you elect a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to certain requirements for your Subaccount investments, which means you may be limited in how much you can invest in certain Subaccounts. Different Investment Requirements apply to different riders. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or 4LATER® Advantage (Managed Risk), you will have more restrictive Investment Requirements. See The Contracts – Investment Requirements.
What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Purchase Payments to one or more of the Subaccounts, which, in turn, invest in a corresponding underlying fund. Each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account – Description of the Funds.
Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account – Description of the Funds.
How does the contract work? If we approve your application, we will send you a contract. When you make Purchase Payments during the accumulation phase, you buy Accumulation Units on the variable side of the contract and accumulate additional Contract Value through any investments in the fixed account, if available. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts.
What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge according to the Death Benefit you select. There is an administrative charge in addition to the mortality and expense risk charge. The charges for any riders applicable to your contract will also be deducted from your Contract Value, or Account Value if i4LIFE® Advantage is elected. See Charges and Other Deductions.
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If you withdraw Purchase Payments, you pay a surrender charge from 0% to 6.00% of the surrendered or withdrawn Purchase Payment, depending upon how long those payments have been invested in the contract. We may waive surrender charges in certain situations. See Charges and Other Deductions – Surrender Charge.
We reserve the right to charge a $25 fee for the 13th and each additional transfer during any contract year, excluding automatic dollar cost averaging, portfolio rebalancing and cross-reinvestment transfers. The transfer charge will not be imposed on the first 12 transfers during the Contract Year.
We will deduct any applicable premium tax from Purchase Payments or Contract Value, unless the governmental entity dictates otherwise, at the time the tax is incurred or at another time we choose.
See Expense Tables and Charges and Other Deductions for information regarding additional fees and expenses that may be incurred.
The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.
The surrender, withdrawal or transfer of value before the end of the applicable Guaranteed Period associated with any investments in the fixed account may be subject to the Interest Adjustment, if applicable. See Fixed Side of the Contract.
Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE® Advantage, if elected. See The Contracts and Annuity Payouts.
For information about the compensation we pay for sales of contracts, see The Contracts – Distribution of the Contracts.
What Purchase Payments do I make, and how often? Your Purchase Payments are completely flexible, subject to minimum and maximum Purchase Payment amounts. For more information, see The Contracts – Purchase Payments.
Am I limited in the amount of Purchase Payments I can make into the contract? Yes, Purchase Payments totaling $2 million or more are subject to Servicing Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® contracts) for the same Contractowner, joint owner, and/or Annuitant. Upon providing advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
If you elect a Living Benefit Rider (other than any version of i4LIFE® Advantage Guaranteed Income Benefit), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. If you elect any version of i4LIFE® Advantage Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Periodic Income Commencement Date. If you elect i4LIFE® Advantage without Guaranteed Income Benefit, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts. For more information about these restrictions and limitations, see The Contracts – Purchase Payments.
How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios, which would decrease the amount applied to any payout option and the related payments.
What happens if I die before I annuitize? The Death Benefit may be paid upon the death of either the Contractowner or the Annuitant. Upon the death of the Contractowner, your Beneficiary will receive Death Benefit proceeds based upon the Death Benefit you select. Your Beneficiary has options as to how the Death Benefit is paid. In the alternative, upon the death of the Annuitant the Contractowner may choose to receive a Death Benefit. See The Contracts – Death Benefit.
What happens if I die on or after the Annuity Commencement Date? Once you reach the Annuity Commencement Date, any applicable Death Benefit will terminate.
May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than twelve (12) per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to a Subaccount, you may only transfer up to 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts – Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract.
What are Living Benefit Riders? Living Benefit Riders are optional riders available to purchase for an additional fee. These riders provide different types of minimum guarantees if you meet certain conditions. These riders offer either a minimum withdrawal benefit (Lincoln SmartSecurity® Advantage, Lincoln Lifetime IncomeSM Advantage), an income benefit (Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage and Lincoln Lifetime IncomeSM Advantage 2.0) or a minimum Annuity Payout (4LATER® Advantage (Managed Risk), 4LATER® Advantage and i4LIFE® Advantage with or without the Guaranteed Income Benefit). If
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you select a Living Benefit Rider, you will be subject to Investment Requirements (unless you elect i4LIFE® Advantage without Guaranteed Income Benefit). Excess Withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), as they may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. Any guarantees under the contract that exceed your Contract Value are subject to our financial strength and claims-paying ability.
Which Living Benefit Riders are currently available? The riders that are currently available are: Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage, 4LATER® Advantage (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (version 4) and i4LIFE® Advantage (without Guaranteed Income Benefit). Lincoln Market SelectSM Advantage is available only to current Contractowners who wish to terminate their Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk) rider. The following Living Benefit Riders are no longer available for purchase: Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln SmartSecurity® Advantage and 4LATER® Advantage. Prior versions of i4LIFE® Advantage Guaranteed Income Benefit may also be unavailable unless otherwise guaranteed under a rider you have purchased.
What is Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)? Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is a rider that you may purchase which provides annual guaranteed periodic withdrawals up to a guaranteed amount based on an Income Base, a 5% Enhancement to the Income Base (less Purchase Payments received in the preceding Benefit Year) or an Automatic Annual Step-up to the Income Base, and age-based increases to the guaranteed periodic withdrawal amount, if certain conditions are met. Withdrawals may be made up to the Guaranteed Annual Income amount as long as that amount is greater than zero. To continue these payments for life, you must elect i4LIFE® Advantage or an Annuity Payout option under this contract. The Income Base is not available as a separate benefit upon death or surrender and is increased by subsequent Purchase Payments, 5% Enhancements to the Income Base (less Purchase Payments received in the preceding Benefit Year), and Automatic Annual Step-ups to the Income Base and is decreased by Excess Withdrawals. You cannot simultaneously elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) with any other Living Benefit Rider. There is an additional charge for this rider, and you will be subject to Investment Requirements. See The Contracts – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and Investment Requirements.
A prior version of this rider, Lincoln Lifetime IncomeSM Advantage 2.0, provided different Guaranteed Annual Income amount percentages and less restrictive Investment Requirements. This version is no longer available for purchase.
What is Lincoln Market SelectSM Advantage? Lincoln Market SelectSM Advantage is an optional rider that you may purchase that provides annual guaranteed periodic withdrawals up to a guaranteed amount based on a percentage of an Income Base, an Automatic Annual Step-up to the Income Base, and age-based increases to the guaranteed periodic withdrawal amount, if certain conditions are met. Withdrawals may be made up to the Guaranteed Annual Income amount as long as that amount is greater than zero. To continue these payments for life, you must elect i4LIFE® Advantage or an Annuity Payout option under this contract. The Guaranteed Annual Income amount will vary, based on when you take your first withdrawal. The Income Base is not available as a separate benefit upon death or surrender, and is increased by subsequent Purchase Payments and Automatic Annual Step-ups, and is decreased by Excess Withdrawals. Lincoln Market SelectSM Advantage is available only to current Contractowners who wish to terminate their Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk) rider. You cannot simultaneously elect Lincoln Market SelectSM Advantage with any other Living Benefit Rider. There is an additional charge for this rider and you will be subject to Investment Requirements. See Charges and Other Deductions – Rider Charges, The Contracts – Investment Requirements, and The Contracts – Lincoln Market SelectSM Advantage.
What is Lincoln Lifetime IncomeSM Advantage? Lincoln Lifetime IncomeSM Advantage is a rider that provides minimum guaranteed, periodic withdrawals for your life regardless of the investment performance of the contract provided certain conditions are met. Withdrawals are based on the Guaranteed Amount which is equal to the initial Purchase Payment (or Contract Value if elected after contract issue). The Guaranteed Amount is not available as a separate benefit upon death or surrender and is increased by subsequent Purchase Payments, Automatic Annual Step-ups, the 5% Enhancements, and the step-up to 200% (if applicable to your contract) of the initial Guaranteed Amount and is decreased by withdrawals in accordance with provisions described later in this prospectus. You cannot simultaneously elect Lincoln Lifetime IncomeSM Advantage with any other Living Benefit Rider. There is an additional charge for this rider, and you will be subject to Investment Requirements. See The Contracts – Lincoln Lifetime IncomeSM Advantage and Investment Requirements. This rider is no longer available for purchase.
What is Lincoln SmartSecurity® Advantage? This benefit provides a Guaranteed Amount equal to the initial Purchase Payment (or Contract Value at the time of election) as adjusted for subsequent Purchase Payments, step-ups, and withdrawals. You may access this benefit through periodic withdrawals. Excess Withdrawals will adversely affect the Guaranteed Amount. You cannot simultaneously elect Lincoln SmartSecurity® Advantage with any other Living Benefit Rider. There is an additional charge for this rider, and depending on when you purchased the rider, you may be subject to Investment Requirements. See The Contracts – Lincoln SmartSecurity® Advantage and Investment Requirements. This rider is no longer available for purchase.
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What is i4LIFE® Advantage? i4LIFE® Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic variable lifetime income payments. During the Access Period, you have access to your Account Value, which means you have a Death Benefit and may surrender the contract or make withdrawals. For an additional charge, you may purchase a minimum payout floor, the Guaranteed Income Benefit. The charge is imposed only during the i4LIFE® Advantage payout phase, and is based on the i4LIFE® Advantage Death Benefit you choose and whether or not the Guaranteed Income Benefit is in effect.
What is i4LIFE® Advantage Guaranteed Income Benefit? The Guaranteed Income Benefit provides a minimum payout floor for your i4LIFE® Advantage Regular Income Payments. The Guaranteed Income Benefit may be purchased when you elect i4LIFE® Advantage or any time during the Access Period subject to terms and conditions at that time. The minimum floor is based on the Contract Value at the time you elect i4LIFE® Advantage Guaranteed Income Benefit. If you previously elected a Living Benefit Rider, your Income Base or Guaranteed Amount under that rider may be used to establish the amount of the initial Guaranteed Income Benefit at the time you terminate that rider to purchase i4LIFE® Advantage. There is an additional charge for this rider, and you will be subject to Investment Requirements. See The Contracts – Living Benefit Riders – Guaranteed Income Benefit with i4LIFE® Advantage, 4LATER® Advantage Guaranteed Income Benefit, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage, Lincoln Lifetime IncomeSM Advantage, Lincoln SmartSecurity® Advantage, 4LATER® Advantage (Managed Risk) and Investment Requirements. i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and i4LIFE® Advantage Guaranteed Income Benefit (version 4) are the only versions of this rider available for purchase unless you are guaranteed the right to elect a prior version under another Living Benefit Rider.
What is 4LATER® Advantage (Managed Risk)? 4LATER® Advantage (Managed Risk) is an optional rider that provides an Income Base which may be used to establish the amount of the Guaranteed Income Benefit payment upon election of i4LIFE® Advantage. If you elect 4LATER® Advantage (Managed Risk), you must later elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) to receive a benefit from 4LATER® Advantage (Managed Risk). You cannot simultaneously elect 4LATER® Advantage (Managed Risk) with any other Living Benefit Rider. There is an additional charge for this rider, and you will be subject to Investment Requirements. See The Contracts – 4LATER® Advantage (Managed Risk) and Investment Requirements.
What is 4LATER® Advantage (or “4LATER®”)? 4LATER® Advantage is a way to guarantee today a minimum payout floor (a Guaranteed Income Benefit) in the future for the i4LIFE® Advantage Regular Income Payments. 4LATER® Advantage is purchased prior to the time you elect i4LIFE® Advantage and provides a guaranteed value, the Income Base, which can be used to establish the Guaranteed Income Benefit floor in the future. 4LATER® Advantage provides an initial Income Base that is guaranteed to increase at a specified percentage over the accumulation period of the annuity. You cannot simultaneously elect 4LATER® Advantage with any other Living Benefit Rider. There is an additional charge for this rider, and you will be subject to Investment Requirements. See The Contracts – Investment Requirements. This rider is no longer available for purchase.
May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. If you surrender the contract or make a withdrawal, certain charges may apply. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59½, a 10% Internal Revenue Service (IRS) additional tax may apply. A surrender or a withdrawal also may be subject to 20% withholding. See The Contracts – Surrenders and Withdrawals, Charges and Other Deductions and Federal Tax Matters.
Do I get a free look at this contract? Yes. You can cancel the contract within ten days of the date you first receive the contract. You need to return the contract, postage prepaid, to our Servicing Office. You assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. See Return Privilege.
Where may I find more information about Accumulation Unit values? Appendix A to this prospectus provides more information about Accumulation Unit values.
Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market Subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.
Note that there can be no assurance that any money market fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to the contract fees and expenses, the yields of any Subaccount investing in a money market fund may also become extremely low and possibly negative.
The money market yield figure and annual performance of the Subaccounts are based on past performance and do not indicate or represent future performance.
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Lincoln Life & Annuity Company of New York
Lincoln New York (the Company) is a stock life insurance company chartered in New Jersey in 1897 and redomesticated to New York on April 2, 2007. Lincoln New York is a subsidiary of The Lincoln National Life Insurance Company (Lincoln Life). Lincoln Life is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln New York is obligated to pay all amounts promised to Contractowners under the contracts.
Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with Death Benefit options and Living Benefit Riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. With respect to the issuance of the contracts, Lincoln New York does not file periodic financial reports with the SEC pursuant to the exemption for life insurance companies provided under Rule 12h-7 of the Securities Exchange Act of 1934.
We issue other types of insurance policies and financial products as well. In addition to any amounts we are obligated to pay in excess of Contract Value under the contracts, we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company’s general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.
The general account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.
Our Financial Condition.  Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.
In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contractowners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.
How to Obtain More Information.  We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles (GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.
You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the SAI.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
Variable Annuity Account (VAA)
On March 11, 1999, the VAA was established as an insurance company separate account under New York law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated
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investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln New York. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts allocated to the VAA.
The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.
Financial Statements
The December 31, 2015 financial statements of the VAA and the December 31, 2015 financial statements of Lincoln New York are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.
Investments of the Variable Annuity Account
You decide the Subaccount(s) to which you allocate Purchase Payments. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.
Investment Advisers
As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.
Certain Payments We Receive with Regard to the Funds
We (and/or our affiliates) incur expenses in promoting, marketing, and administering the contracts and the underlying funds. With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate) for certain services we provide on behalf of the funds. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Contractowners with statements showing their positions within the funds; processing dividend payments; providing subaccounting services for shares held by Contractowners; and forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and printing and delivering prospectuses and updates to Contractowners. It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some advisers and/or distributors may pay us significantly more than other advisers and/or distributors and the amount we receive may be substantial. These percentages currently range up to 0.49%, and as of the date of this prospectus, we were receiving payments from most fund families. We (or our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.
In addition to the payments described above, most of the funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) for the marketing and distribution of fund shares. The payment rates range up to 0.35% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.
Description of the Funds
Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.
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We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, the capability and qualification of each sponsoring investment firm, and whether the fund is affiliated with us. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We may also consider the ability of the fund to help manage volatility and our risks associated with the guarantees we provide under the contract and under optional riders, especially the Living Benefit Riders. We review each fund periodically after it is selected. We reserve the right to remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a “private label” product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.
Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.
Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An advisor affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your contract.
Certain funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit Riders offered under the contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit Riders, which can limit the contract’s upside participation in the markets. Many of these funds are included in the Investment Requirements associated with the Living Benefit Riders. For more information on these funds and their risk management strategies, please see the Investment Requirements section of this prospectus. You should consult with your registered representative to determine which combination of investment choices and Death Benefit and/or Living Benefit Rider purchases (if any) are appropriate for you.
Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.
•	Invesco V.I. American Franchise Fund (Series II Shares): Capital growth. This fund is not offered in contracts issued on or after May 24, 2004.
•	Invesco V.I. Core Equity Fund (Series II Shares): Long-term growth of capital. This fund is not offered in contracts issued on or after May 24, 2004.
•	Invesco V.I. International Growth Fund (Series II Shares): Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.
•	AB VPS Global Thematic Growth Portfolio (Class B): Long-term growth of capital.
•	AB VPS Large Cap Growth Portfolio (Class B): Long-term growth of capital. This fund is not offered in contracts issued on or after June 6, 2005.
•	AB VPS Small/Mid Cap Value Portfolio (Class B): Long-term growth of capital.
American Century Variable Portfolios, Inc., advised by American Century Investment Management, Inc.
•	American Century VP Balanced Fund (Class II): Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
This fund will be available on or about June 13, 2016. Consult your registered representative.
American Funds Insurance Series®, advised by Capital Research and Management Company
•	Global Growth Fund (Class 2): Long-term growth of capital.
•	Global Small Capitalization Fund (Class 2): Long-term growth of capital.
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•	Growth Fund (Class 2): Capital growth.
•	Growth-Income Fund (Class 2): Long-term growth of capital and income.
•	International Fund (Class 2): Long-term growth of capital.
BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC
•	BlackRock Global Allocation V.I. Fund (Class III): High total investment return.
Delaware VIP® Trust, advised by Delaware Management Company(1)
•	Diversified Income Series (Service Class): Maximum long-term total return consistent with reasonable risk.
•	Emerging Markets Series (Service Class): Long-term capital appreciation.
•	High Yield Series (Service Class): Total return and, as a secondary objective, high current income.
•	Limited-Term Diversified Income Series (Service Class): Maximum total return, consistent with reasonable risk.
•	REIT Series (Service Class): Maximum long-term total return, with capital appreciation as a secondary objective.
•	Small Cap Value Series (Service Class): Capital appreciation.
•	Smid Cap Growth Series (Service Class): Long-term capital appreciation.
•	U.S. Growth Series (Service Class): Long-term capital appreciation.
•	Value Series (Service Class): Long-term capital appreciation.
Deutsche Investments VIT Funds, advised by Deutsche Investment Management Americas, Inc.
•	Deutsche Equity 500 Index VIP Portfolio (Class A): To replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500® Index”), which emphasizes stocks of large US companies.
•	Deutsche Small Cap Index VIP Portfolio (Class A): To replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.
Deutsche Variable Series II, advised by Deutsche Investment Management Americas, Inc.
•	Deutsche Alternative Asset Allocation VIP Portfolio (Class B): Capital appreciation; a fund of funds.
Fidelity® Variable Insurance Products, advised by Fidelity Management and Research Company
•	Contrafund® Portfolio (Service Class 2): Long-term capital appreciation.
•	Growth Portfolio (Service Class 2): To achieve capital appreciation.
•	Mid Cap Portfolio (Service Class 2): Long-term growth of capital.
Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income VIP Fund and the Templeton Global Bond VIP Fund, and by Templeton Global Advisors Limited for the Templeton Growth VIP Fund, and by Franklin Mutual Advisors, LLC for the Franklin Mutual Shares VIP Fund.
•	Franklin Income VIP Fund (Class 2): To maximize income while maintaining prospects for capital appreciation.
•	Franklin Mutual Shares VIP Fund (Class 2): Capital appreciation; income is a secondary consideration.
•	Templeton Global Bond VIP Fund (Class 2): High current income consistent with preservation of capital; capital appreciation is a secondary objective.
•	Templeton Growth VIP Fund (Class 2): Long-term capital growth.
Janus Aspen Series, advised by Janus Capital Management LLC
•	Balanced Portfolio (Service Shares): Long-term capital growth, consistent with preservation of capital and balanced by current income.
This fund is not offered in contracts issued on or after June 6, 2005.
•	Enterprise Portfolio (Service Shares): Long-term growth of capital. This fund is not offered in contracts issued on or after June 6, 2005.
•	Global Research Portfolio (Service Shares): Long-term growth of capital. This fund is not offered in contracts issued on or after May 24, 2004.
JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.
•	JPMorgan Insurance Trust Global Allocation Portfolio (Class 2): Maximize long-term total return.
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Legg Mason Partners Variable Equity Trust, advised by Legg Mason Partners Fund Advisor, LLC.
•	ClearBridge Variable Mid Cap Core Portfolio (Class II): Long-term growth of capital.
Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.
•	LVIP American Century Select Mid Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4)
(formerly LVIP American Century VP Mid Cap Value Managed Volatility Fund)
This fund is not available in contracts issued on or after February 8, 2016.
•	LVIP Baron Growth Opportunities Fund (Service Class): Capital appreciation.
•	LVIP BlackRock Dividend Value Managed Volatility Fund (Service Class): Reasonable income by investing primarily in income-producing equity securities.(4)
(formerly LVIP BlackRock Equity Dividend Managed Volatility Fund)
•	LVIP BlackRock Emerging Markets Managed Volatility Fund (Service Class): To invest primarily in securities included in a broad-based emerging markets index and to seek to approximate as closely as possible, before fees and expenses, the performance of that index while seeking to control the level of portfolio volatility.(4)
This fund is not offered in contracts issued on or after February 8, 2016.
•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund (Service Class): Capital appreciation; a fund of funds.(3)
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.(3)
This fund will be available on or about June 13, 2016. Consult your registered representative.
•	LVIP BlackRock Inflation Protected Bond Fund (Service Class): To maximize real return, consistent with preservation of real capital and prudent investment management.
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.(3)
This fund will be available on or about June 13, 2016. Consult your registered representative.
•	LVIP BlackRock U.S. Opportunities Managed Volatility Fund (Service Class): Long-term capital appreciation.(4) This fund is not offered in contracts issued on or after February 8, 2016.
•	LVIP Blended Core Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4)
•	LVIP Blended Large Cap Growth Managed Volatility Fund (Standard Class): Long-term growth of capital in a manner consistent with the preservation of capital.(4)
•	LVIP Blended Mid Cap Managed Volatility Fund (Service Class): Capital appreciation.(4)
•	LVIP Clarion Global Real Estate Fund (Service Class): Total return through a combination of current income and long-term capital appreciation.
•	LVIP ClearBridge Large Cap Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.(4) This fund is not offered in contracts issued on or after February 8, 2016.
•	LVIP Delaware Bond Fund (Standard Class)(1): Maximum current income (yield) consistent with a prudent investment strategy.
•	LVIP Delaware Diversified Floating Rate Fund (Service Class)(1): Total return.
•	LVIP Delaware Foundation® Aggressive Allocation Fund (Standard Class)(1): Long-term capital growth.
•	LVIP Delaware Social Awareness Fund (Standard Class)(1): To maximize long-term capital appreciation.
•	LVIP Delaware Special Opportunities Fund (Service Class)(1): To maximize long-term capital appreciation.
•	LVIP Dimensional International Core Equity Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional International Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.(4)
•	LVIP Dimensional U.S. Core Equity 1 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Core Equity 2 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.(4)
•	LVIP Dimensional/Vanguard Total Bond Fund (Service Class): Total return consistent with the preservation of capital; a fund of funds.
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund (Service Class): Long-term capital growth.(4)
•	LVIP Franklin Templeton Value Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4)
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•	LVIP Global Conservative Allocation Managed Risk Fund (Service Class): A high level of current income with some consideration given to growth of capital; a fund of funds.(3)
•	LVIP Global Growth Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.(3)
•	LVIP Global Income Fund (Service Class): Current income consistent with preservation of capital.
•	LVIP Global Moderate Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.(3)
•	LVIP Government Money Market Fund (Standard Class): To maximize current income while maintaining a stable value of your shares (providing stability of net asset value) and preserving the value of your initial investment (preservation of capital).
•	LVIP Invesco Diversified Equity-Income Managed Volatility Fund (Service Class): Capital appreciation and current income; a fund of funds.(4)
•	LVIP Invesco Select Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4)
(formerly LVIP Invesco V.I. Comstock Managed Volatility Fund)
This fund is not available in contracts issued on or after February 8, 2016.
•	LVIP JPMorgan High Yield Fund (Service Class): A high level of current income; capital appreciation is the secondary objective.
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (Service Class): Long-term capital appreciation.(4)
•	LVIP Managed Risk Profile 2010 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.(3)
•	LVIP Managed Risk Profile 2020 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.(3)
•	LVIP Managed Risk Profile 2030 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.(3)
•	LVIP Managed Risk Profile 2040 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.(3)
•	LVIP MFS International Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4)
•	LVIP MFS International Growth Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS Value Fund (Service Class): Capital appreciation.
•	LVIP Mondrian International Value Fund (Standard Class): Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
•	LVIP Multi-Manager Global Equity Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.(4)
•	LVIP PIMCO Low Duration Bond Fund (Service Class): To seek a high level of current income consistent with preservation of capital.
•	LVIP Select Core Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4)
•	LVIP SSGA Bond Index Fund (Service Class): To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.
•	LVIP SSGA Conservative Index Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Conservative Structured Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital; a fund of funds.
•	LVIP SSGA Developed International 150 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Emerging Markets 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.(4)
•	LVIP SSGA International Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
•	LVIP SSGA International Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4)
•	LVIP SSGA Large Cap 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Large Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4)
•	LVIP SSGA Moderate Index Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
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•	LVIP SSGA Moderate Structured Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Index Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA S&P 500 Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.(2)
•	LVIP SSGA Small-Cap Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
•	LVIP SSGA Small-Mid Cap 200 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA SMID Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4)
•	LVIP T. Rowe Price Growth Stock Fund (Service Class): Long-term capital growth.
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Standard Class): To maximize capital appreciation.
•	LVIP U.S. Growth Allocation Managed Risk Fund (Service Class): High level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.(3)
•	LVIP Vanguard Domestic Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Vanguard International Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP VIP Mid Cap Managed Volatility Portfolio (Service Class): Capital appreciation; a fund of funds.(4) This fund is not offered in contracts issued on or after February 8, 2016.
•	LVIP Wellington Capital Growth Fund (Service Class): Capital growth.
•	LVIP Wellington Mid-Cap Value Fund (Service Class): Long-term capital appreciation.
MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company
•	MFS® VIT Growth Series (Service Class): Capital appreciation.
•	MFS® VIT Total Return Series (Service Class): Total return. This fund will be available on or about June 13, 2016. Consult your registered representative.
•	MFS® VIT Utilities Series (Service Class): Total return.
MFS® Variable Insurance Trust II, advised by Massachusetts Financial Services Company
•	MFS® VIT II Core Equity Portfolio (Service Class): This fund is not offered in contracts issued on or after June 6, 2005.
Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management, Inc.
•	Mid Cap Intrinsic Value Portfolio (I Class): Growth of capital.
PIMCO Variable Insurance Trust, advised by PIMCO
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class): Maximum real return.
Putnam Variable Trust, advised by Putnam Investment Management, LLC
•	Global Health Care Fund (Class IB): Capital appreciation. This fund is not offered in contracts issued on or after May 24, 2004
•	Growth & Income Fund (Class IB): Capital growth and current income. This fund is not offered in contracts issued on or after May 24, 2004.
(1)	Investments in Delaware Investments VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Delaware Investment Advisors, a series of Delaware Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series or Funds or accounts, the repayment of capital from the Series or Funds or account, or any particular rate of return.
(2)	The Index this portfolio is managed to (the “Index”) is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (“Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Licensee. Licensee’s product(s) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
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(3)	The Fund’s risk management style is not a guarantee, and the Fund’s shareholders may experience losses. The Fund employs hedging strategies designed to provide downside protection during sharp downward movements in equity markets. The use of these hedging strategies could limit the upside participation of the Fund in the rising equity markets relative to other un-hedged funds and the effectiveness of such strategies may be impacted during periods of rapid or extreme market events.
(4)	The Fund’s managed volatility strategy is not a guarantee, and the Fund’s shareholders may experience losses. The Fund employs hedging strategies designed to reduce overall portfolio volatility. The use of these hedging strategies could limit the upside participation of the Fund in rising equity markets relative to un-hedged funds and the effectiveness of such strategies may be impacted during periods of rapid or extreme market events.
Fund Shares
We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first Subaccount and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.
Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.
When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.
The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.
Reinvestment of Dividends and Capital Gain Distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.
Addition, Deletion or Substitution of Investments
We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.
Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund’s shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after approval from the SEC.
We may also:
•	remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
•	transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;
•	combine the VAA with other separate accounts and/or create new separate accounts;
•	deregister the VAA under the 1940 Act; and
•	operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.
We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.
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Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.
Our administrative services include:
•	processing applications for and issuing the contracts;
•	processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services – See Additional Services and the SAI for more information on these programs);
•	maintaining records;
•	administering Annuity Payouts;
•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
•	reconciling and depositing cash receipts;
•	providing contract confirmations;
•	providing toll-free inquiry services; and
•	furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.
The risks we assume include:
•	the risk that lifetime payments to individuals from Living Benefit Riders will exceed the Contract Value;
•	the risk that Death Benefits paid will exceed the actual Contract Value;
•	the risk that, if a Guaranteed Income Benefit rider is in effect, the required Regular Income Payments will exceed the Account Value;
•	the risk that Annuitants upon which Annuity Payouts are based live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
•	the risk that more Contractowners than expected will qualify for waivers of the surrender charge;
•	the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).
The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the surrender charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.
Deductions from the VAA
For the base contract, we apply to the average daily net asset value of the Subaccounts a charge which is equal to an annual rate of:
	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit (GOP)
Mortality and expense risk charge	1.25%	1.10%
Administrative charge	0.15%	0.15%
Total annual charge for each Subaccount	1.40%	1.25%
Surrender Charge
A surrender charge applies (except as described below) to surrenders and withdrawals of Purchase Payments that have been invested for the periods indicated below. The surrender charge is calculated separately for each Purchase Payment. The contract anniversary is the annually occurring date beginning with the effective date of the contract. For example, if the effective date of your contract is January 1st, your contract anniversary would be on January 1st of each subsequent year.
	Number of contract anniversaries since Purchase Payment was invested
	0	1	2	3	4	5	6	7+
Surrender charge as a percentage of the surrendered or withdrawn Purchase Payments	6%	6%	5%	4%	3%	2%	1%	0
A surrender charge does not apply to:
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•	A surrender or withdrawal of a Purchase Payment beyond the seventh anniversary since the Purchase Payment was invested;
•	Withdrawals of Contract Value during a Contract Year to the extent that the total Contract Value withdrawn during the current Contract Year does not exceed the free amount which is equal to 15% of the total Purchase Payments (this does not apply upon surrender of the contract);
•	A surviving spouse at the time he or she assumes ownership of the contract as a result of the death of the original owner (however, the surrender charge schedule of the original contract will continue to apply to the spouse's contract);
•	A surrender or withdrawal of any Purchase Payments as a result of admittance of the Contractowner into an accredited nursing home or equivalent health care facility, where the admittance into such facility occurs after the effective date of the contract and the owner has been confined for at least 90 consecutive days;
•	A surrender of the contract as a result of the death of the Contractowner, joint owner or Annuitant, provided the Annuitant has not been changed for any reason other than the death of a prior named Annuitant;
•	Purchase Payments when used in the calculation of the initial periodic income payment and the initial Account Value under the i4LIFE® Advantage option or the Contract Value applied to calculate the benefit amount under any Annuity Payout option made available by us;
•	Regular Income Payments made under i4LIFE® Advantage including any payments to provide the 4LATER® or i4LIFE® Advantage Guaranteed Income Benefits or periodic payments made under any Annuity Payout option made available by us;
•	A surrender or withdrawal of any Purchase Payments after the onset of a permanent and total disability of the Contractowner as defined in Section 22(e)(3) of the tax code, if the disability occurred after the effective date of the contract and before the 65th birthday of the Contractowner and has existed continuously for 12 months;
•	A surrender or withdrawal of any Purchase Payments as a result of the diagnosis of a terminal illness that is after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner;
•	Withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity® Advantage, Lincoln Lifetime IncomeSM Advantage or the Guaranteed Annual Income amount under Lincoln Market SelectSM Advantage or any version of Lincoln Lifetime IncomeSM Advantage 2.0, subject to certain conditions.
For purposes of calculating the surrender charge on withdrawals, we assume that:
1.	The free amount will be withdrawn from Purchase Payments on a first in-first out (“FIFO”) basis.
2.	Prior to the seventh anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
•	from Purchase Payments (on a FIFO basis) until exhausted; then
•	from earnings until exhausted.
3.	On or after the seventh anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
•	from Purchase Payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
•	from earnings until exhausted; then
•	from Purchase Payments (on a FIFO basis) to which a surrender charge still applies until exhausted.
We apply the surrender charge as a percentage of Purchase Payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your Contract Value has increased or decreased. The surrender charge is calculated separately for each Purchase Payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when Contractowners surrender or withdraw before distribution costs have been recovered.
If the Contractowner is a corporation or other non-individual (non-natural person), the Annuitant or joint Annuitant will be considered the Contractowner or joint owner for purposes of determining when a surrender charge does not apply.
Account Fee
During the accumulation period, we will deduct an account fee of $30 from the Contract Value on each contract anniversary to compensate us for the administrative services provided to you; this $30 account fee will also be deducted from the Contract Value upon surrender. The account fee will be waived after the fifteenth Contract Year. The account fee will be waived for any contract with a Contract Value that is equal to or greater than $50,000 on the contract anniversary (or date of surrender). We do not assess the account fee on contracts issued prior to October 1, 2003.
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Transfer Fee
We reserve the right to charge a fee of up to $25 for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging, portfolio rebalancing and cross-reinvestment transfers. The transfer charge will not be imposed on the first 12 transfers during the Contract Year.
Rider Charges
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. The deduction of a rider charge will be noted on your quarterly statement.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Charge. While this rider is in effect, there is a charge for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). The current annual rider charge rate is 1.05% (0.2625% quarterly) for the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) single life option and 1.25% (0.3125% quarterly) for the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) joint life option. The charge rate for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) also applies to an older version of this rider, Lincoln Lifetime IncomeSM Advantage 2.0, which is no longer available for purchase.
The charge is based on the Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Automatic Annual Step-ups, and 5% Enhancements, and decreased for Excess Withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider's effective date. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge is based on the Income Base. Refer to The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) – Income Base for a discussion and example of the impact of the changes to the Income Base.
Since the Automatic Annual Step-up could increase your Income Base every Benefit Year (if all conditions are met), the charge rate could also increase every Benefit Year, but the rate will never exceed the guaranteed maximum annual charge rate of 2.00%. If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, your current charge rate will remain in effect and the Income Base will be returned to the Income Base immediately prior to the step-up, adjusted for additional Purchase Payments or Excess Withdrawals. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you want to opt out of subsequent Automatic Annual Step-ups.
The 5% Enhancement to the Income Base (less Purchase Payments received in the preceding Benefit Year) occurs if a 10-year Enhancement Period is in effect as described further in the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) section. During the first ten Benefit Years, an increase in the Income Base as a result of the 5% Enhancement will not cause an increase in the annual rider charge rate but will increase the dollar amount of the charge. After the tenth Benefit Year anniversary, the annual rider charge rate may increase each time the Income Base increases as a result of the 5% Enhancement, but the charge rate will never exceed the guaranteed maximum annual charge rate of 2.00%. If your charge rate is increased, you may opt-out of the 5% Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your charge rate to change. If you opt out of the 5% Enhancement, your current charge rate will remain in effect, and the Income Base will be returned to the prior Income Base. This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time thereafter (if an enhancement would cause your charge rate to increase) if you do not want the 5% Enhancement.
The annual rider charge rate will increase to the then current rider charge rate not to exceed the guaranteed maximum annual charge rate, if after the first Benefit Year anniversary cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt-out of this rider charge rate increase. See The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) – Income Base.
The rider charge will be discontinued upon termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death) or surrender of the contract, or the election of an Annuity Payout option, including i4LIFE® Advantage.
If the Contract Value is reduced to zero while the Contractowner is receiving a Guaranteed Annual Income, no further rider charge will be deducted.
Lincoln Market SelectSM Advantage Charge. While this rider is in effect, there is a charge for Lincoln Market SelectSM Advantage which is deducted quarterly. The current initial annual rider charge rate is 0.95% (0.2375% quarterly) for the single life option and 1.15% (0.2875% quarterly) for the joint life option.
The charge is based on the Income Base (Contract Value at the time of election) as increased for subsequent Purchase Payments and Automatic Annual Step-ups, and as decreased for Excess Withdrawals. We will deduct the charge for this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the quarterly anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation
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Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases because the charge is based on the Income Base.
Since the Automatic Annual Step-up could increase your Income Base every Benefit Year (if all conditions are met), the charge rate could also increase every Benefit Year, but the rate will never exceed the guaranteed maximum annual charge rate of 2.25% (2.45% joint life option). If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, your current charge rate will remain in effect and the Income Base will be returned to the Income Base immediately prior to the step-up, adjusted for additional Purchase Payments or Excess Withdrawals, if any. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you do not want the Automatic Annual Step-up.
The annual rider charge rate will increase to the then current rider charge rate not to exceed the guaranteed maximum annual charge rate, if after the first Benefit Year anniversary cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt-out of this rider charge rate increase. See The Contracts – Living Benefit Riders – Lincoln Market SelectSM Advantage – Income Base.
The rider charge will be discontinued upon the termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death), surrender of the contract, or the election of an Annuity Payout option, including i4LIFE® Advantage.
If the Contract Value is reduced to zero while the Contractowner is receiving the Guaranteed Annual Income, no further rider charge will be deducted.
Lincoln Lifetime IncomeSM Advantage Charge (no longer available). While this rider is in effect, there is a charge for Lincoln Lifetime IncomeSM Advantage. The current annual rider charge rate is 0.90% of the Guaranteed Amount (0.225% quarterly). For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. See The Contracts - Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage – Guaranteed Amount for a description of the calculation of the Guaranteed Amount.
The charge is based on the Guaranteed Amount as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements, and the 200% step-up and decreased for withdrawals. The 200% step-up is not available for riders purchased on and after October 5, 2009. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to – Lincoln Lifetime IncomeSM Advantage – Guaranteed Amount for a discussion and example of the impact of the changes to the Guaranteed Amount.
The annual rider charge rate may increase each time the Guaranteed Amount increases as a result of the Automatic Annual Step-up, but the charge rate will never exceed the guaranteed maximum annual charge rate of 1.50% of the Guaranteed Amount. Therefore, your charge rate for this rider could increase every Benefit Year anniversary up to the stated maximum. If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your charge rate to change. This opt out will only apply for this particular Automatic Annual Step-up and is not available if additional Purchase Payments would cause your charge rate to increase (see below). You will need to notify us each time the charge rate increases if you do not want the Automatic Annual Step-up.
An increase in the Guaranteed Amount as a result of the 5% Enhancement or 200% step-up will not cause an increase in the annual rider charge rate but will increase the dollar amount of the charge.
Once cumulative additional Purchase Payments into your annuity contract after the first Benefit Year equal or exceed $100,000, any additional Purchase Payment will potentially cause the charge rate for your rider to change to the current charge rate in effect on the next Benefit Year anniversary, but the charge rate will never exceed the guaranteed maximum annual charge rate. The new charge rate will become effective on the Benefit Year anniversary.
The rider charge will be discontinued upon termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death) or surrender of the contract.
If the Guaranteed Amount is reduced to zero while the Contractowner is receiving a lifetime Maximum Annual Withdrawal, no rider charge will be deducted.
4LATER® Advantage (Managed Risk) Charge. While this rider is in effect, there is a charge for 4LATER® Advantage (Managed Risk). The current annual rider charge rate is 1.05% (0.2625% quarterly) for the single life option and 1.25% (0.3125% quarterly) for the joint life option.
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The charge is based on the Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Automatic Annual Step-ups and 5% Enhancements and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge is based on the Income Base. Refer to The Contracts – Living Benefit Riders – 4LATER® Advantage (Managed Risk) – Income Base for a discussion and example of the impact of the changes to the Income Base.
The annual charge rate may increase each time the Income Base increases as a result of the Automatic Annual Step-up, but the rate will never exceed the guaranteed maximum annual charge rate of 2.00%. An Automatic Annual Step-up is a feature that will increase the Income Base to equal the Contract Value on a Benefit Year anniversary if all conditions are met. The Benefit Year is a 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Therefore, your charge rate could increase every Benefit Year anniversary up to the stated maximum. If your charge rate is increased, you may opt-out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your charge rate to change. If you opt out of the step-up, your current charge rate will remain in effect and the Income Base will be returned to the prior Income Base subject to withdrawals. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you do not want the Automatic Annual Step-up.
The 5% Enhancement to the Income Base (less Purchase Payments received in the preceding Benefit Year) occurs if a 10-year Enhancement Period is in effect as described further in the 4LATER® Advantage (Managed Risk) section. During the first ten Benefit Years an increase in the Income Base as a result of the 5% Enhancement will not cause an increase in the annual rider charge rate but will increase the dollar amount of the charge. After the tenth Benefit Year anniversary the charge rate may increase each time the Income Base increases as a result of the 5% Enhancement, but the charge rate will never exceed the guaranteed maximum annual charge rate of 2.00%. If your charge rate is increased, you may opt-out of the 5% Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your charge rate to change. If you opt out of the 5% Enhancement, your current charge rate will remain in effect and the Income Base will be returned to the prior Income Base adjusted for withdrawals. This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time thereafter (if an enhancement would cause your charge rate to increase) if you do not want the 5% Enhancement.
The charge rate will increase to the then current annual charge rate, if after the first Benefit Year anniversary, cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt-out of this rider charge increase. See the 4LATER® Advantage (Managed Risk) – Income Base.
The rider charge will be discontinued upon termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death) or surrender of the contract.
Lincoln SmartSecurity® Advantage Charge (no longer available). While this rider is in effect, there is a charge for Lincoln SmartSecurity® Advantage. The current annual charge rate is:
1.	0.85% of the Guaranteed Amount (0.2125% quarterly) for Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option (the current annual charge rate will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount); or
2.	0.85% of the Guaranteed Amount (0.2125% quarterly) for Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, single life option (and also the prior version of Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up) (for riders purchased prior to December 3, 2012, the current annual charge rate will increase from 0.65% to 0.85% at the end of the 10-year annual step-up period if a new 10-year period is elected); or
3.	1.00% of the Guaranteed Amount (0.25% quarterly) for Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, joint life option (for riders purchased prior to December 3, 2012, the current annual charge rate will increase from 0.80% to 1.00% at the end of the 10-year annual step-up period if a new 10-year period is elected). See The Contracts – Living Benefit Riders – Lincoln SmartSecurity® Advantage – Guaranteed Amount for a description of the calculation of the Guaranteed Amount.
The charge is based on the Guaranteed Amount (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments and step-ups and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to Lincoln SmartSecurity® Advantage – Guaranteed Amount for a discussion and example of the impact of changes to the Guaranteed Amount.
Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary up to and including the 10th Benefit Year if conditions are met as described in the Lincoln SmartSecurity® Advantage section. Additional 10-year periods of step-ups may be elected. The annual rider charge rate will not change upon each automatic step-up of the Guaranteed Amount within the 10-year period.
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If you elect to step-up the Guaranteed Amount for another 10-year step-up period (including if we administer the step-up election for you or if you make a change from a joint life to a single life option after a death or divorce), a portion of the rider charge, based on the number of days prior to the step-up, will be deducted on the Valuation Date of the step-up based on the Guaranteed Amount immediately prior to the step-up. This deduction covers the cost of the rider from the time of the previous deduction to the date of the step-up. After a Contractowner's step-up, we will deduct the rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the rider charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed), but it will never exceed the guaranteed maximum annual charge rate of 0.95% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option or 1.50% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option. If you never elect to step-up your Guaranteed Amount, your rider charge rate will never change, although the amount we deduct will change as the Guaranteed Amount changes. The rider charge will be discontinued upon the earlier of the Annuity Commencement Date, election of i4LIFE® Advantage or termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except upon death) or surrender of the contract.
Rider Charge Waiver. For the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the rider charge may be waived. For the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, no rider charge waiver is available with the single life and joint life options. The earlier version of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option has a waiver charge provision which may occur after the fifth Benefit Year anniversary following the last automatic step-up opportunity.
Whenever the above conditions are met, on each Valuation Date the rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this rider or on the most recent step-up date; and (2) Purchase Payments made after the step-up, then the quarterly rider charge will be waived. If the withdrawals have been more than 10%, then the rider charge will not be waived.
4LATER® Advantage Charge (no longer available). Prior to the Periodic Income Commencement Date (which is defined as the Valuation Date the initial Regular Income Payment under i4LIFE® Advantage is determined), the annual 4LATER® charge rate is currently 0.65% of the Income Base. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.50% to 0.65% upon the next election to reset the Income Base. The Income Base (an amount equal to the initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election if elected after the contract effective date), as adjusted, is a value that will be used to calculate the 4LATER® Guaranteed Income Benefit. The Income Base is increased for subsequent Purchase Payments, automatic 15% enhancements and resets, and decreased for withdrawals. An amount equal to the quarterly 4LATER® rider charge rate multiplied by the Income Base will be deducted from the Subaccounts on every three-month anniversary of the later of the 4LATER® rider effective date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each Subaccount on the Valuation Date the 4LATER® rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional Purchase Payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a reset to the current Account Value.
Upon a reset of the Income Base, a portion of the rider charge, based on the number of days prior to the reset, will be deducted on the Valuation Date of the reset based on the Income Base immediately prior to the reset. This deduction covers the cost of the 4LATER® rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER® rider charge for the reset Income Base on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the reset. At the time of the reset, the annual charge rate will be the current charge rate in effect at the time of reset. At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge will change to the current charge in effect at the time of the reset, not to exceed the guaranteed maximum charge rate of 1.50% of the Income Base. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us. If you never elect to reset your Income Base, your 4LATER® rider charge rate will never change, although the amount we deduct will change as your Income Base changes.
Prior to the Periodic Income Commencement Date, a portion of the 4LATER® rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the 4LATER® rider for any reason other than death. On the Periodic Income Commencement Date, a portion of the 4LATER® rider charge, based on the number of days the rider was in effect that quarter, will be made to cover the cost of 4LATER® since the previous deduction.
i4LIFE® Advantage Charge. While this rider is in effect, there is a daily charge for i4LIFE® Advantage that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE® Advantage becomes effective, less any applicable premium taxes. During the Access Period, your Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made, as well as any withdrawals.
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The annual i4LIFE® Advantage charge rate during the Access Period is: 1.65% for the i4LIFE® Advantage Account Value Death Benefit; 1.70% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 1.85% for the i4LIFE® Advantage EGMDB. During the Lifetime Income Period, the rate for all Death Benefit options is 1.65%. This rate consists of a mortality and expense risk charge, and an administrative charge (charges for the Guaranteed Income Benefit are not included and are listed below). These charge rates replace the Separate Account Annual Expenses for the base contract. i4LIFE® Advantage and the charge will begin on the Periodic Income Commencement Date, which is the Valuation Date on which the Regular Income Payment is determined and the beginning of the Access Period. Refer to the i4LIFE® Advantage section for explanations of the Account Value, the Access Period, the Lifetime Income Period, and the Periodic Income Commencement Date. Purchasers of any version of Lincoln Lifetime IncomeSM Advantage 2.0 , Lincoln Market SelectSM Advantage or 4LATER® Advantage (Managed Risk) pay different charges for i4LIFE® Advantage. See i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER® Advantage (Managed Risk).
i4LIFE® Advantage with Guaranteed Income Benefit Charge. Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4) are each subject to a current annual charge rate of 0.65% of the Account Value (0.50% for versions 1, 2 and 3) (single life option), which is added to the i4LIFE® Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows: 2.30% (2.15% for version 1, 2 and 3) for the i4LIFE® Advantage Account Value Death Benefit; 2.35% (2.20% for version 1, 2 and 3) for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 2.50% (2.35% for version 1, 2 and 3) for the i4LIFE® Advantage EGMDB.
If you elect the joint life option, Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4) are each subject to a current annual charge rate of 0.85% of the Account Value which is added to the i4LIFE® Advantage charge rate for a total current charge rate, computed daily as follows: 2.50% for the i4LIFE® Advantage Account Value Death Benefit; 2.55% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 2.70% for the i4LIFE® Advantage EGMDB. These charge rates replace the Separate Account Annual Expenses for the base contract.
The Guaranteed Income Benefit annual charge rate will not change unless there is an automatic step-up of the Guaranteed Income Benefit or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later in the i4LIFE® Advantage section of this prospectus). At the time of the step-up, the Guaranteed Income Benefit charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 2.00% (Managed Risk and version 4) or 1.50% (version 2 and version 3) of the Account Value. If we automatically administer the step-up (Managed Risk and version 4) or step-up period election (versions 2 or 3) for you and your charge rate is increased, you may ask us to reverse the step-up or the step-up period election by giving us notice within 30 days after the date on which the step-up or the step-up period election occurred. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the charge rate to the charge rate in effect before the step-up or the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For version 2 and version 3, you will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of this prospectus). For (Managed Risk and version 4), future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up will result in an increase to the current charge rate so that you may give us timely notice if you wish to reverse a step-up. Version 1 does not step-up; therefore the charge does not change.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate, but the i4LIFE® Advantage charge will continue.
Currently, i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and i4LIFE® Advantage Guaranteed Income Benefit (version 4) are the only versions available for purchase unless you are guaranteed the right to elect a prior version under another Living Benefit Rider.
i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0, or 4LATER® Advantage (Managed Risk). If you previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER® Advantage (Managed Risk) (“Prior Rider”), you may carry over certain features of that rider to elect the version of i4LIFE® Advantage Guaranteed Income Benefit (version 4 or Managed Risk) available to you. If you make this election, your current charge rate of the Prior Rider will be the initial charge rate for your i4LIFE® Advantage Guaranteed Income Benefit rider.
This charge rate is in addition to the daily mortality and expense risk and administrative charge of the base contract for your Death Benefit option set out under Deductions from the VAA. The charges and calculations described earlier in i4LIFE® Advantage Guaranteed Income Benefit will not apply.
The discussion below applies to all of the Prior Riders listed above, unless otherwise indicated.
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The charge for i4LIFE® Advantage Guaranteed Income Benefit is deducted quarterly, starting with the first three-month anniversary of the effective date of i4LIFE® Advantage and every three months thereafter. The total annual subaccount charge for the Death Benefit you have elected on your base contract also applies. The current annual initial charge rate for i4LIFE® Advantage Guaranteed Income Benefit is 1.05% (0.2625% quarterly) for the single life option and 1.25% (0.3125% quarterly) for the joint life option, unless Lincoln Market SelectSM Advantage was your Prior Rider. If Lincoln Market SelectSM Advantage was your Prior Rider, the current initial charge rate for i4LIFE® Advantage Guaranteed Income Benefit is 0.95% (0.2375% quarterly) for the single life option and 1.15% (0.2875% quarterly) for the joint life option. The charge is a percentage of the greater of the Income Base or the Account Value. The total annual Subaccount charges of 1.40% for the EGMDB, and 1.25% for the Guarantee of Principal Death Benefit also apply. Contractowners are guaranteed that in the future the guaranteed maximum charge rate for i4LIFE® Advantage Guaranteed Income Benefit will be the guaranteed maximum charge rate that was in effect at the time they purchased the Prior Rider.
The charge will not change unless there is an automatic step-up of the Guaranteed Income Benefit (described later in the i4LIFE® Advantage section of this prospectus). At such time, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increased and 2) the charge will also increase by the percentage of any increase to the current charge rate of the Prior Rider. (The Prior Rider charge rate continues to be used as a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) This means that the charge may change annually. The charge may also be reduced if a withdrawal above the Regular Income Payment is taken. The dollar amount of the rider charge will be reduced in the same proportion that the withdrawal reduced the Account Value. The annual dollar amount is divided by four (4) to determine the quarterly charge.
The following example shows how the initial charge for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is calculated as well as adjustments due to increases to the Guaranteed Income Benefit (Managed Risk) and the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) charge rate. The example is a nonqualified contract and assumes the Contractowner is a 60-year old male on the effective date of electing i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). Pursuant to the provisions of the Guaranteed Income Benefit (Managed Risk) the initial Guaranteed Income Benefit is set at 4% of the Income Base based upon the Contractowner’s age (see Guaranteed Income Benefit (Managed Risk) for a more detailed description). The example also assumes that the current charge rate for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is 1.05% (single life option). The first example demonstrates how the initial charge is determined for an existing contract with an Account Value and Income Base. (The same calculation method applies to the purchases of other Prior Riders, except the initial Guaranteed Income Benefit rates and charges may vary, as set forth in the Guaranteed Income Benefit description later in this prospectus.)
1/1/14 Initial i4LIFE® Advantage Account Value	$100,000
1/1/14 Income Base as of the last Valuation Date under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)	$125,000
1/1/14 Initial Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) ($125,000 x 1.05%) the current charge for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is assessed against the Income Base since it is larger than the Account Value	$1,312.50
1/2/14 Amount of initial i4LIFE® Advantage Regular Income Payment (an example of how the Regular Income Payment is calculated is shown in the SAI)	$5,173
1/2/14 Initial Guaranteed Income Benefit (4% x $125,000 Income Base)	$5,000
The next example shows how the charge will increase if the Guaranteed Income Benefit is stepped up to 75% of the Regular Income Payment.
1/2/15 Recalculated Regular Income Payment (due to market gain in Account Value)	$6,900
1/2/15 New Guaranteed Income Benefit (75% x $6,900 Regular Income Payment)	$5,175
1/2/15 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) ($1,312.50 x ($5,175/$5,000)) Prior charge x [ratio of increased Guaranteed Income Benefit to prior Guaranteed Income Benefit]	$1,358.44
If the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) charge has also increased, subject to a maximum charge rate of 2.00%, the i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) charge will increase upon a step-up. (The Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) charge continues to be used in the calculation of the i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) charge.)
Continuing the above example:
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1/2/15 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)	$1,358.44
1/2/16 Recalculated Regular Income Payment (due to Account Value increase)	$7,400
1/2/16 New Guaranteed Income Benefit (75% x $7,400 Regular Income Payment)	$5,550
Assume the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) charge rate increases from 1.05% to 1.15%.
1/2/16 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) ($1,358.44 x ($5,550/$5,175) x (1.15%/1.05%))	$1,595.63
The new annual charge for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is $1,595.63 which is equal to the current annual charge of $1,358.44 multiplied by the percentage increase of the Guaranteed Income Benefit ($5,550/$5,175) and then multiplied by the percentage increase to the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) current charge rate (1.15%/1.05%).
If the charge rate of your Prior Rider is increased, we will notify you in writing. You may contact us in writing or at the telephone number listed on the first page of this prospectus to reverse the step-up within 30 days after the date on which the step-up occurred. If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. If the Guaranteed Income Benefit increased due to the step-up we would decrease the Guaranteed Income Benefit to the Guaranteed Income Benefit in effect before the step-up occurred, reduced by any additional withdrawals. Future step-ups as described in the rider would continue.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, i4LIFE® Advantage will also be terminated and the i4LIFE® Advantage Guaranteed Income Benefit charge will cease. A portion of the i4LIFE® Advantage Guaranteed Income Benefit charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider.
i4LIFE® Advantage with 4LATER® Guaranteed Income Benefit Charge for Contractowners who previously purchased 4LATER® Advantage. The 4LATER® Guaranteed Income Benefit current annual rider charge rate for purchasers who previously purchased 4LATER® Advantage is 0.65% of the Account Value, which is added to the i4LIFE® Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows: 2.30% for the i4LIFE® Advantage Account Value Death Benefit; 2.35% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 2.50% for the i4LIFE® Advantage EGMDB. (For riders purchased before January 20, 2009, the current annual charge rate is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE® Advantage payout phase.
On and after the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge will be added to the i4LIFE® Advantage charge rate as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER® charge because after the Periodic Income Commencement Date, when the 4LATER® Guaranteed Income Benefit is established, the Income Base is no longer applicable. The 4LATER® charge rate is the same immediately before and after the Periodic Income Commencement Date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the Periodic Income Commencement Date and then multiplied by the average daily Account Value after the Periodic Income Commencement Date.
After the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge rate will not change unless the Contractowner elects additional 15-year step-up periods during which the 4LATER® Guaranteed Income Benefit (described later) is stepped-up to 75% of the current Regular Income Payment. At the time of a reset of the 15-year step-up period, the 4LATER® Guaranteed Income Benefit charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 1.50% of Account Value. After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost). If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up occurred.
After the Periodic Income Commencement Date, if the 4LATER® Guaranteed Income Benefit is terminated, the 4LATER® Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE® Advantage Guaranteed Income Benefit (version 2 or 3), the Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge rate of 0.50% of the Account Value, which is added to the i4LIFE®Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows: 2.15% for the i4LIFE® Advantage Account Value Death Benefit; 2.20% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 2.35% for the i4LIFE® Advantage EGMDB.
Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase Lincoln Lifetime IncomeSM Advantage.
The Guaranteed Income Benefit charge rate will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later). At the time you elect a new step-up
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period, the charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your charge rate is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE® Advantage section of this prospectus).
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
Deductions for Premium Taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.
The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 5%. Currently, there is no premium tax levied for New York residents.
Other Charges and Deductions
The surrender, withdrawal or transfer of value during a Guaranteed Period may be subject to the Interest Adjustment, if applicable. See Fixed Side of the Contract.
The mortality and expense risk and administrative charge of 1.40% of the value in the VAA will be assessed on all variable Annuity Payouts (except for i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.
There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.
Additional Information
The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
•	the use of mass enrollment procedures,
•	the performance of administrative or sales functions by the employer,
•	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
•	any other circumstances which reduce distribution or administrative expenses.
The exact amount of charges and fees applicable to a particular contract will be stated in that contract.
The Contracts
Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a registered representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you either directly or through your registered representative. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Servicing Office approval.
When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Servicing Office, an initial Purchase Payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial Purchase Payment to your agent, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your agent’s broker-dealer. While attempting to finish an incomplete application, we
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may hold the initial Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Purchase Payment within two business days.
Who Can Invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be under age 86. Certain Death Benefit options may not be available at all ages. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.
In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner’s account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA to a segregated interest-bearing account maintained for the Contractowner, and held in that account until instructions are received from the appropriate regulator.
Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.
If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.
Replacement of Existing Insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase a contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of, or transfer into, this contract. A registered representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.
Purchase Payments
You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $10,000. The minimum annual amount for additional Purchase Payments is $300. Please check with your registered representative about making additional Purchase Payments. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.
Purchase Payments totaling $2 million or more are subject to Servicing Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® contracts) for the same Contractowner, joint owner, and/or Annuitant. If you elect a Living Benefit Rider, you may be subject to further restrictions in terms of your ability to make additional Purchase Payments, as more fully described below. We may surrender your contract in accordance with New York law, if your Contract Value drops below $2,000 for any reason, including if your Contract Value drops due to the performance of the Subaccounts you selected. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first. Upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
If you elect a Living Benefit Rider (other than i4LIFE® Advantage Guaranteed Income Benefit), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. If you elect any version of i4LIFE® Advantage Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Periodic Income Commencement Date. If you elect i4LIFE® Advantage without Guaranteed Income Benefit, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts.
These restrictions and limitations mean that you will be limited in your ability to increase your Contract Value (or Account Value under i4LIFE® Advantage with any version of Guaranteed Income Benefit) and/or increase the amount of any guaranteed benefit under a Living Benefit Rider by making additional Purchase Payments to the contract. You should carefully consider these limitations and restrictions, and any other limitations and restrictions of the contract, and how they may impact your long-term investment plans, especially if you intend to increase Contract Value (or Account Value under i4LIFE® Advantage Guaranteed Income Benefit) by making additional
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Purchase Payments over a long period of time. Please contact your registered representative and refer to the Living Benefit Riders section of this prospectus for additional information on any restrictions that may apply to your Living Benefit Rider.
Valuation Date
Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.
Allocation of Purchase Payments
Purchase Payments allocated to the variable side of the contract are placed into the VAA’s Subaccounts, according to your instructions. You may also allocate Purchase Payments to the fixed account, if available.
The minimum amount of any Purchase Payment which can be put into any one Subaccount is $20. The minimum amount of any Purchase Payment which can be put into a Guaranteed Period of the fixed account is $2,000.
If we receive your Purchase Payment from you or your broker-dealer in Good Order at our Servicing Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time), we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. If we receive your Purchase Payment in Good Order after market close, we will use the Accumulation Unit value computed on the next Valuation Date. If you submit your Purchase Payment to your registered representative, we will generally not begin processing the Purchase Payment until we receive it from your representative’s broker-dealer. If your broker-dealer submits your Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Purchase Payment to us, and your Purchase Payment was placed with your broker-dealer prior to market close then we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. If your Purchase Payment was placed with your broker-dealer after market close, then we will use the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances, Purchase Payments received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund’s investments perform, but also upon the expenses of the VAA and the underlying funds.
Valuation of Accumulation Units
Purchase Payments allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payments are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:
1.	The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus
2.	The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and
3.	The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.
The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.
Transfers On or Before the Annuity Commencement Date
After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer among Subaccounts involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received. Currently, there is no charge to you for a transfer. However, we reserve the right to impose a $25 fee for transfers after the first 12 times during a Contract Year. Transfers are limited to twelve (12)
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(within and/or between the variable and fixed Subaccounts) per Contract Year unless otherwise authorized by Lincoln New York. Lincoln New York reserves the right to require a 30 day minimum time period between each transfer. Transfers made as a part of an automatic transfer program will not be counted against these twelve transfers.
The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.
A transfer request may be made to our Servicing Office in writing, or by fax or other electronic means. A transfer request may also be made by telephone provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Servicing Office before the close of the New York Stock Exchange (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date.
There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances transfers received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
If your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.
You may also transfer part of the Contract Value from a fixed account to the Subaccount(s) subject to the following restrictions:
•	total fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE® Advantage transfers) may be subject to Interest Adjustments, if applicable. For a description of the Interest Adjustment, see the Fixed Side of the Contract - Guaranteed Periods and Interest Adjustments.
Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the Subaccounts. You should carefully consider whether the fixed account meets your investment criteria.
Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.
Telephone and Electronic Transactions
A surrender, withdrawal, or transfer request may be made to our Servicing Office using a fax or other electronic means. In addition, withdrawal and transfer requests may be made by telephone, subject to certain restrictions. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed to the Contractowner on the next Valuation Date.
Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Servicing Office.
Market Timing
Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with “market timing” transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.
In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures,
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Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.
You should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds’ ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from Contractowners engaged in disruptive trading activity, the fund may reject the entire omnibus order.
Our Market Timing Procedures detect potential “market timers” by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.
We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.
Once a Contractowner has been identified as a “market timer” under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions (which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this “original signature” restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.
Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.
Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.
Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund’s investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer
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requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.
Transfers After the Annuity Commencement Date
You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment. Once elected, the fixed annuity payment is irrevocable.
These provisions also apply during the i4LIFE® Advantage Lifetime Income Period. See i4LIFE® Advantage.
Ownership
The Contractowner on the date of issue will be the person or entity designated in the contract specifications. The Contractowner of a nonqualified contract may name a joint owner.
As Contractowner, you have all rights under the contract. According to New York law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Assignments may have an adverse impact on any Death Benefit or benefits offered under Living Benefit Riders in this product and may be prohibited under the terms of a particular rider. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.
Joint Ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.
Annuitant
The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant (unless you are a tax-exempt entity, then you can name two joint Annuitants). You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us in writing of the change. However, we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the Death Benefits or benefits offered under Living Benefit Riders. See The Contracts – Death Benefit and Living Benefit Riders. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.
Surrenders and Withdrawals
Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Servicing Office), fax, or other electronic means. Withdrawal requests may be made by telephone, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.
The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Servicing Office. If we receive a surrender or withdrawal request in Good Order at our Servicing Office before the close of the NYSE (normally 4:00 p.m., New York time), we will process the request using the Accumulation Unit value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Servicing Office after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., New York time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. Surrenders and withdrawals from the fixed account may be subject to the Interest Adjustment. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Servicing Office. The payment may be postponed as permitted by the 1940 Act.
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There are charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.
Special restrictions on surrenders/withdrawals apply if your contract is purchased as part of a retirement plan of a public school system or 501(c)(3) organization under Section 403(b) of the tax code. Beginning January 1, 1989, in order for a contract to retain its tax-qualified status, Section 403(b) prohibits a withdrawal from a 403(b) contract of post 1988 contributions (and earnings on those contributions) pursuant to a salary reduction agreement. However, this restriction does not apply if the Annuitant (a) attains age 59½, (b) separates from service, (c) dies, (d) becomes totally and permanently disabled and/or (e) experiences financial hardship (in which event the income attributable to those contributions may not be withdrawn).
Pre-1989 contributions and earnings through December 31, 1988, are not subject to the previously stated restriction. Funds transferred to the contract from a 403(b)(7) custodial account will also be subject to restrictions.
The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
Additional Services
These are the additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Servicing Office. For further detailed information on these services, please see Additional Services in the SAI.
Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain Subaccounts into the Subaccounts on a monthly basis or in accordance with other terms we make available.
You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged (DCA'd) is $1,500 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. If you have chosen DCA from one of the Subaccounts, only the amount allocated to that DCA program will be transferred. Investment gain, if any, will remain in that Subaccount unless you reallocate it to one of the other Subaccounts. If you are enrolled in automatic rebalancing, this amount may be automatically rebalanced based on your allocation instructions in effect at the time of rebalancing. DCA does not assure a profit or protect against loss.
The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable surrender charges and Interest Adjustments. See Charges and Other Deductions – Surrender Charge and Fixed Side of the Contract – Interest Adjustment. Withdrawals under AWS will be noted on your quarterly statement. AWS is also available for amounts allocated to the fixed account, if applicable.
The cross-reinvestment service automatically transfers the Contract Value in a designated Subaccount that exceeds a baseline amount to another specific Subaccount at specific intervals. You specify the applicable Subaccounts, the baseline amount and the interval period.
Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. The fixed account is not available for portfolio rebalancing.
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Only one of the three additional services (DCA, cross-reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross-reinvestment running simultaneously.
Asset Allocation Models
Your registered representative may discuss asset allocation models with you to assist you in deciding how to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. The models listed below were designed and prepared by the Company, in consultation with SSGA Funds Management, Inc., for use by Lincoln Financial Distributors, Inc. (LFD), the principal underwriter of the contracts. LFD provides models to broker-dealers who may offer the models to their own clients. The models do not constitute investment advice and you should consult with your registered representative to determine whether you should utilize a model or which model is suitable for you based upon your goals, risk tolerance and time horizon.
Each model invests different percentages of Contract Value in some or all of the LVIP Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model’s asset allocation strategy. You may not make transfers among the Subaccounts. We will proportionately deduct any withdrawals you make from the Subaccounts in the asset allocation model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.
Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help reduce volatility and boost returns over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models are probably not appropriate for you.
The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.
In order to maintain the model’s specified Subaccount allocation percentages, you agree to be automatically enrolled in the portfolio rebalancing option and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you desire to change your Contract Value or Purchase Payment allocation or percentages to reflect a revised or different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no charge from Lincoln for participating in a model.
The election of certain Living Benefit Riders may require that you allocate Purchase Payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the individual rider. See The Contracts – Investment Requirements.
The models are as follows:
•	The Lincoln SSGA Conservative Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately 40% in three equity Subaccounts and 60% in one fixed income Subaccount. This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes index funds exclusively.
•	The Lincoln SSGA Moderate Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately 60% in three equity Subaccounts and 40% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes index funds exclusively.
•	The Lincoln SSGA Moderately Aggressive Equity Index Model (formerly known as the Lincoln SSGA Moderately Aggressive Index Model) is composed of specified underlying Subaccounts representing a target allocation of approximately 80% in three equity Subaccounts and 20% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively.
•	The Lincoln SSGA Moderately Aggressive Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately 70% in three equity Subaccounts and 30% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively.
•	The Lincoln SSGA Aggressive Index Model is composed of specified underlying Subaccounts representing a target allocation of
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approximately 90% in three equity Subaccounts and 10% in one fixed income Subaccount. This model seeks long term growth of capital. The model utilizes index funds exclusively.
•	The Lincoln SSGA Structured Conservative Model is composed of specified underlying Subaccounts representing a target allocation of approximately 40% in seven equity Subaccounts and 60% in one fixed income Subaccount. This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
•	The Lincoln SSGA Structured Moderate Model is composed of specified underlying Subaccounts representing a target allocation of approximately 60% in seven equity Subaccounts and 40% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
•	The Lincoln SSGA Structured Moderately Aggressive Equity Model (formerly known as the Lincoln SSGA Structured Moderately Aggressive Model) is composed of specified underlying Subaccounts representing a target allocation of approximately 80% in seven equity Subaccounts and 20% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
•	The Lincoln SSGA Structured Moderately Aggressive Model is composed of specified underlying Subaccounts representing a target allocation of approximately 70% in seven equity Subaccounts and 30% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
•	The Lincoln SSGA Structured Aggressive Model is composed of specified underlying Subaccounts representing a target allocation of approximately 90% in seven equity Subaccounts and 10% in one fixed income Subaccount. This model seeks long term growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks.
Your registered representative will have more information on the specific investments of each model.
Franklin Templeton Founding Investment Strategy: Through the Franklin Templeton Founding Investment Strategy, you may allocate Purchase Payments and/or Contract Values to three underlying funds as listed below. This is not an asset allocation model. If you choose to follow this strategy you will invest 100% of your Contract Value according to the strategy. You may invest in any of the three funds without adopting the strategy. Upon selection of this program you agree to be automatically enrolled in portfolio rebalancing and authorize us to automatically rebalance your Contract Value on a quarterly basis in accordance with the strategy. Confirmation of the rebalancing will appear on your quarterly statement. You may terminate the strategy at any time and reallocate your Contract Value to other investment options. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. You should consult with your registered representative to determine if this strategy is suitable for you. If you are seeking a more aggressive strategy, this strategy may not be appropriate for you.
% of Contract Value
Franklin Income VIP Fund	34%
Franklin Mutual Shares VIP Fund	33%
LVIP Franklin Templeton Global Equity Managed Volatility Fund	33%
Death Benefit
The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
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upon death of:	and...	and...	Death Benefit proceeds pass to:
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary

*	Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.

**	Death of Annuitant is treated like death of the Contractowner.
If the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date, a Death Benefit may be payable. You can choose the Death Benefit. Only one Death Benefit may be in effect at any one time and this Death Benefit terminates if you elect i4LIFE® Advantage or elect any other annuitization option. Generally, the more expensive the Death Benefit is, the greater the protection.
You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.
You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Servicing Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.
Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.
If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.
Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid.
Guarantee of Principal Death Benefit. If you do not select a Death Benefit, the Guarantee of Principal Death Benefit will apply to your contract. If the Guarantee of Principal Death Benefit is in effect, the Death Benefit will be equal to the greater of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value (withdrawals less than or equal to the Guaranteed Annual Income amount under any version of the Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Market SelectSM Advantage rider or the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all Purchase Payments amount on a dollar for dollar basis. See The Contracts – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage or Lincoln Lifetime IncomeSM Advantage).
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
Enhanced Guaranteed Minimum Death Benefit (EGMDB).
If the EGMDB is in effect, the Death Benefit paid will be the greatest of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
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•	the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value (withdrawals less than or equal to the Guaranteed Annual Income amount under any version of the Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Market SelectSM Advantage rider or the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all Purchase Payments amount on a dollar for dollar basis. See The Contracts – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage or Lincoln Lifetime IncomeSM Advantage); or
•	the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner or Annuitant for whom a death claim is approved for payment. The highest Contract Value is increased by Purchase Payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the Contract Value.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
For contracts purchased after October 1, 2003 the Contractowner may discontinue the EGMDB at any time by completing the Change of Death Benefit form and sending it to our Servicing Office. The benefit will be discontinued as of the Valuation Date we receive the request, and the Guarantee of Principal Death Benefit will apply. We will begin deducting the charge for the Guarantee of Principal Death Benefit as of that date. See Charges and Other Deductions.
The EGMDB is not available under contracts issued to a Contractowner, or joint owner or Annuitant, who is age 80 or older at the time of issuance.
General Death Benefit Information
Only one of these Death Benefits may be in effect at any one time. Your Death Benefit terminates on and after the Annuity Commencement Date, or if you elect i4LIFE® Advantage. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information.
If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continues the contract, we will pay a Death Benefit to the designated Beneficiary(s).
If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the contract. The U.S. Supreme Court recently held that same-sex spouses who have been married under state law will now be treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Should the surviving spouse elect to continue the contract, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. If the contract is continued in this way, the Death Benefit in effect at the time the Beneficiary elected to continue the contract will remain as the Death Benefit.
The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
•	if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or
•	if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate.
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If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.
Unless the Contractowner has already selected a settlement option, the Beneficiary may choose the method of payment of the Death Benefit. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving within one year of the Contractowner’s death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy.
Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.
If the Death Benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Abandoned Property. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date a benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be “escheated”. This means that the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Contractowner last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.
To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. You may update your Beneficiary designations by submitting a Beneficiary change form to our Servicing Office.
Investment Requirements
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to Investment Requirements. This means you will be limited in your choice of Subaccount investments and in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider.
If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue or add it to an existing contract. The Living Benefit Rider you purchase and the date of purchase will determine which Investment Requirements will apply to your contract. Currently, if you purchase i4LIFE® without Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Contract Value subject to such requirements.
Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns. These risk management strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The success of the adviser’s risk management strategy depends, in part, on the adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the fund’s benefit. There is no guarantee that the strategy can achieve or maintain the fund’s optimal risk targets. The fund’s performance may be negatively impacted in certain markets as a result of reliance on these strategies. In low volatility markets the volatility management strategy may not mitigate losses. In addition, the adviser may not be able to effectively implement the strategy during rapid or extreme market events. Such inefficiency in implementation could cause the fund to lose more money than investing without the risk management strategy or not realize potential gains. Any one of these factors could impact the success of the volatility management strategy, and the fund may not perform as expected.
These funds are included under Investment Requirements (particularly in the Investment Requirements for the Managed Risk riders) in part, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. Our financial interest in reducing loss and the volatility of overall Contract Values, in light of our obligations to provide benefits under the riders, may be deemed to present a potential conflict of interest with respect to the interests of Contractowners. In addition, any negative impact to the underlying funds as a result of the risk management strategies may limit contract values, which in turn may limit your ability to achieve step-ups of the benefit base under a Living Benefit Rider. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
We have divided the Subaccounts of your contract into groups and have specified the minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider (or when the rider Investment Requirements are enforced, if later). In addition, depending on when you purchased your contract, you may allocate your Contract Value and Purchase Payments in accordance with certain asset allocation models, as noted below. If you terminate an asset allocation model, you must follow the
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Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.
Riders purchased prior to January 20, 2009. Contractowners who purchased the Lincoln Lifetime IncomeSM Advantage rider from December 15, 2008 through January 19, 2009 will be subject to Investment Requirements as set forth in your contract.
Riders purchased on or after January 20, 2009 and prior to June 30, 2009. Contractowners who have elected Living Benefit Riders (except for Lincoln SmartSecurity® Advantage or 4LATER® Advantage) between January 20, 2009 and June 30, 2009 are subject to the following Investment Requirements on the investments in their contracts.
You can select the percentages of Contract Value to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts in a group must comply with the specified minimum or maximum percentages for that group.
In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, on a proportionate basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement.
At this time, the Subaccount groups are as follows:
Group 1 Investments must be at least 30% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)	Group 2 Investments cannot exceed 70% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
Templeton Global Bond VIP Fund	All other Subaccounts except as described below.
The AB VPS Global Thematic Growth Portfolio, the ClearBridge Variable Mid Cap Core Portfolio, the Delaware VIP® Emerging Markets Series, the Delaware VIP® REIT Series, the Deutsche Alternative Asset Allocation VIP Portfolio, the Franklin Templeton Founding Investment Strategy, the LVIP BlackRock Emerging Markets Managed Volatility Fund, the LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, the LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, the LVIP SSGA Emerging Markets 100 Fund and the PIMCO VIT CommodityRealReturn® Strategy are not available with these riders. The fixed account is only available for dollar cost averaging.
To satisfy these Investment Requirements, you may allocate 100% of your Contract Value or Account Value under i4LIFE® Advantage among the Subaccounts on the following list; however, if you allocate less than 100% of Contract Value or Account Value under i4LIFE® Advantage to or among these Subaccounts, then these Subaccounts will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions.
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Franklin Income VIP Fund
•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Managed Risk Profile 2010 Fund
•	LVIP Managed Risk Profile 2020 Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	MFS® VIT Total Return Series
•	Templeton Global Bond VIP Fund

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To satisfy these Investment Requirements, Contract Value or i4LIFE® Advantage Account Value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the Contract Value can be allocated to one of the following models: Lincoln SSGA Structured Conservative Model, Lincoln SSGA Structured Moderate Model, Lincoln SSGA Structured Moderately Aggressive Model, Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model and Lincoln SSGA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1 or Group 2 Subaccounts as described above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
Riders purchased on or after June 30, 2009. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or 4LATER® Advantage (Managed Risk) you must allocate your Contract Value in accordance with the Investment Requirements for Managed Risk Riders section below. If you elect any other Living Benefit Rider you must allocate your Contract Value in accordance with the Investment Requirements for other Living Benefit Riders sections below, according to which rider you purchased.
For all Living Benefit Riders, you can select the percentages of Contract Value (or Account Value if i4LIFE® Advantage Guaranteed Income Benefit is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group.
You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.
In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, on a proportionate basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement.
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Investment Requirements for Managed Risk Riders. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), or 4LATER® Advantage (Managed Risk), you must currently allocate your Contract Value among one or more of the following Subaccounts only. Not all funds may be available, refer to the “Description of the Funds” section of this prospectus for more information.
Group 1
Investments must be at least 20% (30% for riders elected prior to January 20, 2015) of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is in effect)	Group 2 Investments cannot exceed 80% (70% for riders elected prior to January 20, 2015) of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is in effect)	Group 3 Investments cannot exceed 10% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is in effect)
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund	LVIP American Century Select Mid Cap Managed Volatility Fund
LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP BlackRock Global Allocation V.I. Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP BlackRock U.S. Opportunities Managed Volatility Fund
LVIP Blended Core Equity Managed Volatility Fund
LVIP Blended Large Cap Growth Managed Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP ClearBridge Large Cap Managed Volatility Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Franklin Templeton Value Managed Volatility Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Invesco Diversified Equity-Income Managed Volatility Fund
LVIP Invesco Select Equity Managed Volatility Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP MFS International Equity Managed Volatility Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP Select Core Equity Managed Volatility Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap Managed Volatility Fund
LVIP SSGA SMID Cap Managed Volatility Fund
LVIP U.S. Growth Allocation Managed Risk Fund
	LVIP VIP Mid Cap Managed Volatility Portfolio	LVIP BlackRock Emerging Markets Managed Volatility Fund
The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account
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Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund

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Investment Requirements for other Living Benefit Riders purchased on or after January 11, 2016. For Lincoln Market SelectSM Advantage riders, and for i4LIFE® Advantage Guaranteed Income Benefit (version 4) elections on or after January 11, 2016, you must currently allocate your Contract Value among one or more of the following Subaccounts only:
Group 1 Investments must be at least 30% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)	Group 2 Investments cannot exceed 70% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)	Group 3 Investments cannot exceed 10% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
AB VPS Small/Mid Cap Value Portfolio
American Century VP Balanced Fund
BlackRock Global Allocation V.I. Fund
Delaware VIP® Small Cap Value Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP Mid Cap Portfolio
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Invesco V.I. International Growth Fund
JP Morgan Insurance Trust Global Allocation Portfolio
LVIP American Global Growth Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
LVIP Baron Growth Opportunities Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA International Index Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Mid-Cap Value Fund
MFS® VIT Growth Series
MFS® VIT Total Return Series	AB VPS Global Thematic Growth Portfolio
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
Delaware VIP® Smid Cap Growth Series
Deutsche Alternative Asset Allocation VIP Portfolio
LVIP American Global Small Capitalization Fund
LVIP BlackRock Emerging Markets Managed Volatility Fund
LVIP Clarion Global Real Estate Fund
LVIP SSGA Emerging Markets 100 Fund
MFS® VIT Utilities Series
The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account
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Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Global Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	MFS® VIT Total Return Series

Investment Requirements for other Living Benefit Riders purchased prior to January 11, 2016. If you elected a Living Benefit Rider other than Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), or 4LATER® Advantage (Managed Risk), prior to January 11, 2016, you must currently allocate your Contract Value among one or more of the following Subaccounts only:
Group 1 Investments must be at least 30% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)	Group 2 Investments cannot exceed 70% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)	Group 3 Investments cannot exceed 10% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
All other Subaccounts except those in Group 3 and as described below.	AB VPS Global Thematic Growth Portfolio
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
Deutsche Alternative Asset Allocation VIP Portfolio
LVIP BlackRock Emerging Markets Managed Volatility Fund
LVIP Clarion Global Real Estate Fund
LVIP SSGA Emerging Markets 100 Fund
MFS® VIT Utilities Series
The ClearBridge Variable Mid Cap Core Portfolio, Franklin Templeton Founding Investment Strategy, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, Templeton Global Bond VIP Fund, and PIMCO VIT CommodityRealReturn® Strategy Portfolio are not available. The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Global Income Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Managed Risk Profile 2010 Fund
•	LVIP Managed Risk Profile 2020 Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund

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•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	MFS® VIT Total Return Series
To satisfy these Investment Requirements, Contract Value may be allocated in accordance with certain asset allocation models (depending on when you purchased your contract) made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models: Lincoln SSGA Structured Conservative Model, Lincoln SSGA Structured Moderate Model, Lincoln SSGA Structured Moderately Aggressive Model, Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model and Lincoln SSGA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
Living Benefit Riders
The optional Living Benefit Riders offered under this variable annuity contract are described in the following sections. The riders offer either a minimum withdrawal benefit (Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage), a minimum Annuity Payout (i4LIFE® Advantage Guaranteed Income Benefit, 4LATER® Advantage (Managed Risk), and 4LATER® Advantage), or an income benefit (Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage and Lincoln Lifetime IncomeSM Advantage 2.0). Living Benefit Riders which are no longer available for purchase include: Lincoln SmartSecurity® Advantage, Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 and 4LATER® Advantage. Certain versions of i4LIFE® Advantage Guaranteed Income Benefit may also be unavailable unless guaranteed under a prior rider you purchased. You may not elect more than one Living Benefit Rider at any one time. Upon election of a Living Benefit Rider, you will be subject to Investment Requirements (unless you elect i4LIFE® Advantage without the Guaranteed Income Benefit).
Excess Withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. Terms and conditions may change after the contract is purchased.
The benefits and features of the optional Living Benefit Riders are separate and distinct from the downside protection strategies that may be employed by the funds offered under this contract. The riders do not guarantee the investment results of the funds.
The Living Benefit Riders provide different methods to take income from your Contract Value or receive lifetime payments and may provide certain guarantees. There are differences between the riders in the features provided as well as the charge structure. Before you elect a rider, or terminate your existing rider to elect a new rider, you should carefully review the terms and conditions of each rider. If you elect a rider at contract issue, then the rider will be effective on the contract’s effective date.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
All terms that apply to Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) apply to Lincoln Lifetime IncomeSM Advantage 2.0 except as noted. Lincoln Lifetime IncomeSM Advantage 2.0 is no longer available for purchase.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is a Living Benefit Rider available for purchase in your contract that provides:
•	Guaranteed periodic withdrawals up to the Guaranteed Annual Income amount (with certain exceptions listed later, up to the Contractowner's age 80 on qualified contracts and up to the Contractowner's age 95 (or the younger of you and your spouse if the joint life option is elected) for nonqualified contracts) which is based upon a guaranteed Income Base (an initial value equal to either your initial Purchase Payment or Contract Value, if elected after the contract's effective date);

•	Lifetime income available through i4LIFE® Advantage or the Guaranteed Annual Income Amount Annuity Payout Option which must be elected by specific ages set forth below;
•	A 5% Enhancement to the Income Base (less Purchase Payments received in the preceding Benefit Year) if greater than an Automatic Annual Step-up so long as no withdrawals are made in the preceding Benefit Year and the rider is within the Enhancement Period;
•	Automatic Annual Step-ups of the Income Base to the Contract Value if the Contract Value is equal to or greater than the Income Base after the 5% Enhancement; and
•	Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).
Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount or that are not payable to the original Contractowner or original Contractowner’s bank account (or to the original Annuitant or the original Annuitant’s bank account, if the owner is a non-natural person) (Excess Withdrawals) may significantly reduce your Income Base as well as
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your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal and will terminate the rider if the Income Base is reduced to zero. Withdrawals will also negatively impact the availability of the 5% Enhancement.
In order to purchase Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), the Purchase Payment or Contract Value (if purchased after the contract is issued) must be at least $25,000. This rider provides guaranteed, periodic withdrawals regardless of the investment performance of the contract, provided that certain conditions are met. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral. An Income Base is used to calculate the Guaranteed Annual Income payment from your contract, but is not available as a separate benefit upon death or surrender. The Income Base is equal to the initial Purchase Payment (or Contract Value if elected after contract issue), increased by subsequent Purchase Payments, Automatic Annual Step-ups and 5% Enhancements, and decreased by Excess Withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason.
This rider provides for guaranteed, periodic withdrawals up to the Guaranteed Annual Income amount commencing after the younger of you or your spouse (joint life option) reach age 55. The Guaranteed Annual Income payments are based upon specified percentages of the Income Base. The specified withdrawal percentages of the Income Base are age based and may increase over time. With the single life and joint life options, you may receive guaranteed income payments for life through the election of i4LIFE® Advantage or the Guaranteed Annual Income Amount Annuity Payout Option. If an election is not made, the Lincoln Lifetime IncomeSM Advantage 2.0 rider will terminate. Except as specified below, this election must be made by the Contractowner's age 80 for qualified contracts and up to the Contractowner's (or joint owner's if younger) age 95 for nonqualified contracts. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012 and all purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) who own their riders through the fifth Benefit Year anniversary must elect i4LIFE® Advantage or the Guaranteed Annual Income Amount Annuity Payout Option prior to age 85 for qualified contracts or age 99 for nonqualified contracts.
Lincoln New York offers other optional riders available for purchase with its variable annuity contracts. These riders provide different methods to take income from your Contract Value and may provide certain guarantees. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. Information about the relationship between Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and these other riders is included later in this discussion. Not all riders will be available at all times. You may consider purchasing Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) if you want a guaranteed income payment that may grow as you get older and may increase through the Automatic Annual Step-up or 5% Enhancement. The cost of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may be higher than other Living Benefit Riders that you may purchase in your contract. The age at which you may start receiving the Guaranteed Annual Income amount may be different than the ages that you may receive guaranteed payments under other riders.
Availability. Lincoln Lifetime IncomeSM Advantage 2.0 is no longer available for purchase.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant as well as the spouse under the joint life option must be age 85 or younger (age 76 for qualified contracts) at the time this rider is elected. You cannot elect the rider and any other Living Benefit Rider offered in your contract at the same time. You may not elect the rider if you have also elected i4LIFE® Advantage or 4LATER® Advantage (Managed Risk), which are Annuity Payout options. There is no guarantee that Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. In addition, we may make different versions of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) available to new purchasers.
If your Lincoln Lifetime IncomeSM Advantage 2.0 rider was purchased prior to April 2, 2012, you are not eligible to purchase Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) as there would be no additional benefit to you.
If you own a Living Benefit Rider (other than Lincoln Lifetime IncomeSM Advantage 2.0) and you wish to elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), you must first terminate your existing Living Benefit Rider. You must wait at least 12 months after this termination and also comply with your existing Living Benefit Rider’s termination rules, before you will be able to elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). For further information on termination rules, see the “Termination” section associated with your Living Benefit Rider. In all cases, by terminating your existing Living Benefit Rider, you will no longer be entitled to any of the benefits that have accrued under that rider.
If you purchase Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), you will be limited in your ability to invest within the Subaccounts offered within your contract. You will be required to adhere to Investment Requirements for Managed Risk Riders. If you purchased Lincoln Lifetime IncomeSM Advantage 2.0, you are required to adhere to Investment Requirements for other Living Benefit Riders.
If you elect this rider at contract issue, it will be effective on the contract’s effective date. If you elect the rider after the contract is issued, the rider will be effective on the next Valuation Date following approval by us.
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Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that.
Income Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The Income Base is not available to you as a lump sum withdrawal or a Death Benefit. The initial Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Income Base will equal your initial Purchase Payment . If you elect the rider after we issue the contract, the initial Income Base will equal the Contract Value on the effective date of the rider. The Income Base is increased by subsequent Purchase Payments, 5% Enhancements, and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Income Base is $10,000,000. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders of all Lincoln New York contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payment (not to exceed the maximum Income Base); for example, a $10,000 additional Purchase Payment will increase the Income Base by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000, the rider charge will change to the then current charge in effect on the next Benefit Year anniversary. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss.
Excess Withdrawals reduce the Income Base as discussed below. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base.
Since the charge for the rider is based on the Income Base, the cost of the rider increases when additional Purchase Payments, Automatic Annual Step-ups and 5% Enhancements are made, and the cost decreases as Excess Withdrawals are made because these transactions all adjust the Income Base. In addition, the charge rate may change when Automatic Annual Step-ups or 5% Enhancements occur as discussed below or additional Purchase Payments occur. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Charge.
5% Enhancement. On each Benefit Year anniversary, the Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5% if the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) are under age 86, if there were no withdrawals in the preceding Benefit Year and the rider is within the Enhancement Period. The Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the 5% Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Any Purchase Payment made after the initial Purchase Payment will be added immediately to the Income Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating the 5% Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Income Base for purposes of calculating the 5% Enhancement on the first Benefit Year anniversary.
If you decline an Automatic Annual Step-up during the first 10 Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the rider charge could increase to the then current charge at the time of any 5% Enhancements after the tenth Benefit Year anniversary. You will have the option to opt out of the enhancements after the tenth Benefit Year. In order to be eligible to receive further 5% Enhancements the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) must be under age 86.
Note: The 5% Enhancement is not available on any Benefit Year anniversary where there has been a withdrawal of Contract Value (including a Guaranteed Annual Income payment) in the preceding Benefit Year. A 5% Enhancement will occur in subsequent years when certain conditions are met. If you are eligible (as defined below) for the 5% Enhancement in the next year, the enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Income Base (assuming no withdrawals):
Initial Purchase Payment = $100,000; Income Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000
Additional Purchase Payment on day 95 = $10,000; Income Base = $125,000
On the first Benefit Year anniversary, the Income Base will not be less than $130,750 ($115,000 x 1.05 = $120,750 + $10,000). The $10,000 Purchase Payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year anniversary.
The 5% Enhancement will be in effect for 10 years (the Enhancement Period) from the effective date of the rider. A new Enhancement Period will begin each time an Automatic Annual Step-up to the Contract Value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater
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increase to the Income Base, you will not receive the 5% Enhancement. If the Automatic Annual Step-up and the 5% Enhancement increase the Income Base to the same amount then you will receive the Automatic Annual Step-up. The 5% Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10,000,000.
You will not receive the 5% Enhancement on any Benefit Year anniversary in which there is a withdrawal, including a Guaranteed Annual Income payment from the contract during the preceding Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no further withdrawals are made from the contract and the rider is within the Enhancement Period.
An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawal Amount section below.
If during the first ten Benefit Years your Income Base is increased by the 5% Enhancement on the Benefit Year anniversary, your charge rate for the rider will not change on the Benefit Year anniversary. However, the amount you pay for the rider will increase since the charge for the rider is based on the Income Base. After the tenth Benefit Year anniversary the annual rider charge rate may increase to the current charge rate each year if the Income Base increases as a result of the 5% Enhancement, but the charge will never exceed the guaranteed maximum annual charge rate of 2.00%. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Charge.
If your charge rate for this rider is increased due to a 5% Enhancement that occurs after the tenth Benefit Year anniversary, you may opt-out of the 5% Enhancement by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your charge rate for the rider to change. This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time thereafter (if an enhancement would cause your charge rate to increase) if you do not want the 5% Enhancement. You may not opt-out of the 5% Enhancement if the current charge rate for the rider increases due to additional Purchase Payment made during the preceding Benefit Year that exceeds the $100,000 Purchase Payment restriction after the first Benefit Year. See Income Base section for more details.
Automatic Annual Step-ups of the Income Base. The Income Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) are still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the rider charge and account fee), plus any Purchase Payments made on that date is equal to or greater than the Income Base after the 5% Enhancement (if any).
Each time the Income Base is stepped up to the current Contract Value as described above, your charge rate for the rider will be the current charge rate for the rider, not to exceed the guaranteed maximum charge. Therefore, your charge rate for this rider could increase every Benefit Year anniversary. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Charge.
Each time the Automatic Annual Step-up occurs a new Enhancement Period starts. The Automatic Annual Step-up is available even in these years when a withdrawal has occurred.
If your charge rate for this rider is increased upon an Automatic Annual Step-up, you may opt-out of the Automatic Annual Step-up by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your charge rate for the rider to change. If you opt-out of the step-up, your current charge rate will remain in effect and the Income Base will be returned to the Income Base immediately prior to the step-up, adjusted for additional Purchase Payments or Excess Withdrawals. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you do not want the step-up. As stated above, if you decline an Automatic Annual Step-up during the first ten Benefit Years, you will continue to be eligible for the 5% Enhancement through the end of the current Enhancement Period, but the rider charge could increase to the then current charge at the time of any 5% Enhancements after the tenth Benefit Year anniversary. You will have the option to opt out of the enhancements after the tenth Benefit Year. See the earlier Income Base section. You may not opt-out of the Automatic Annual Step-up if an additional Purchase Payment made during that Benefit Year caused the charge for the rider to increase to the current charge.
Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base with 5% Enhancement	Income Base	Potential for Charge to Change
Initial Purchase Payment $50,000	$50,000	N/A	$50,000	N/A
1st Benefit Year anniversary	$54,000	$52,500	$54,000	Yes
2nd Benefit Year anniversary	$53,900	$56,700	$56,700	No
3rd Benefit Year anniversary	$56,000	$59,535	$59,535	No
4th Benefit Year anniversary	$64,000	$62,512	$64,000	Yes
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On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the third Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the fourth Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). An Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10,000,000.
Withdrawal Amount. You may make periodic withdrawals up to the Guaranteed Annual Income amount each Benefit Year as long as your Guaranteed Annual Income amount is greater than zero until the last day to elect either i4LIFE® Advantage or the Guaranteed Annual Income Amount Annuity Payout Option set forth above. At that time, you must elect i4LIFE® Advantage or the Guaranteed Annual Income Amount Annuity Payout option to receive guaranteed income payments for life. You may start taking Guaranteed Annual Income withdrawals when you (single life option) or the younger of you and your spouse (joint life option) turn age 55.
The initial Guaranteed Annual Income amount is calculated when you purchase the rider. If you (or younger of you and your spouse if the joint life option is elected) are under age 55 at the time the rider is elected the initial Guaranteed Annual Income amount will be zero. If you (or the younger of you and your spouse if the joint life option is elected) are age 55 or older at the time the rider is elected the initial Guaranteed Annual Income amount will be equal to a specified percentage of the Income Base. Upon your first withdrawal the Guaranteed Annual Income percentage is based on your age (single life option) or the younger of you and your spouse’s age (joint life option) at the time of the withdrawal. For example, if you purchase Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) on or after May 20, 2013, at age 60 (single life option), your Guaranteed Annual Income percentage is 4% (see the table below). If you waited until you were age 70 (single life option) to make your first withdrawal your Guaranteed Annual Income percentage would be 5%. During the first Benefit Year the Guaranteed Annual Income amount is calculated using the Income Base as of the effective date of the rider (including any Purchase Payments made within the first 90 days after the effective date of the rider). After the first Benefit Year anniversary we will use the Income Base calculated on the most recent Benefit Year anniversary for calculating the Guaranteed Annual Income amount. After your first withdrawal the Guaranteed Annual Income amount percentage will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Automatic Annual Step-up. If you have reached an applicable age band and there has not also been a subsequent Automatic Annual Step-up, then the Guaranteed Annual Income amount percentage will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.
Guaranteed Annual Income Percentages by Ages for rider elections on or after May 20, 2013:
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income amount percentage	Age (younger of you and your spouse’s age)	Guaranteed Annual Income amount percentage
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.00%	59 – 64	4.00%
65+	5.00%	65 – 74	4.50%
		75+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income amount percentage	Age (younger of you and your spouse’s age)	Guaranteed Annual Income amount percentage
55 – 58	3.00%	55 – 58	3.00%
59 - 64	3.50%	59 – 64	3.50%
65 – 69	4.50%	65 – 69	4.00%
70+	5.00%	70+	4.50%
Note that Guaranteed Annual Income percentages for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and Lincoln Lifetime IncomeSM Advantage 2.0 riders purchased prior to May 20, 2013, can be found in an Appendix to this prospectus.

If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, withdrawals equal to the Guaranteed Annual Income amount will continue automatically for your life (and your spouse’s life if applicable) under the Guaranteed Annual Income Amount Annuity Payout Option. You may not withdraw the remaining Income Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If the Income
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Base is reduced to zero due to an Excess Withdrawal the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal the rider and contract will terminate.
Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base. All withdrawals you make will decrease the Contract Value. Surrender charges are waived on cumulative withdrawals less than or equal to the Guaranteed Annual Income amount.
The following example shows the calculation of the Guaranteed Annual Income amount for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) (single life option) and how withdrawals less than or equal to the Guaranteed Annual Income amount affect the Income Base and the Contract Value. The Contractowner is age 60 on the rider’s effective date (4% Guaranteed Annual Income percentage), and makes an initial Purchase Payment of $200,000 into the contract:
Contract Value on the rider's effective date	$200,000
Income Base on the rider's effective date	$200,000
Initial Guaranteed Annual Income amount on the rider's effective date ($200,000 x 4%)	$8,000
Contract Value six months after rider's effective date	$210,000
Income Base six months after rider's effective date	$200,000
Withdrawal six months after rider's effective date when Contractowner is still age 60	$8,000
Contract Value after withdrawal ($210,000 - $8,000)	$202,000
Income Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on first Benefit Year anniversary	$205,000
Income Base on first Benefit Year anniversary	$205,000
Guaranteed Annual Income amount on first Benefit Year anniversary ($205,000 x 4%)	$8,200
Since there was a withdrawal during the first year, the 5% Enhancement is not available, but the Automatic Annual Step-up was available and increased the Income Base to the Contract Value of $205,000. On the first anniversary of the rider’s effective date, the Guaranteed Annual Income amount is $8,200 (4% x $205,000).
Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income amount percentage multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner is age 60 (single life option), if the Guaranteed Annual Income amount of $2,000 (4% of $50,000 Income Base) is in effect and an additional Purchase Payment of $10,000 is made, the new Guaranteed Annual Income amount that Benefit Year is $2,400 ($2,000 + 4% of $10,000). The Guaranteed Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.
After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero.
5% Enhancements and Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount after the Income Base is adjusted either by a 5% Enhancement or an Automatic Annual Step-up will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income percentage.
Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal or are withdrawals made prior to age 55 (younger of you or your spouse for joint life) or that are not payable to the original Contractowner or original Contractowner’s bank account (or to the original Annuitant or the original Annuitant’s bank account, if the owner is a non-natural person).
When an Excess Withdrawal occurs:
1.	The Income Base is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Income Base could be more than the dollar amount of the withdrawal; and
2.	The Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income amount percentage multiplied by the new (reduced) Income Base (after the proportionate reduction for the Excess Withdrawal).
We will provide you with quarterly statements that will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided on the front page of this prospectus if you have questions about Excess Withdrawals.
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The following example demonstrates the impact of an Excess Withdrawal on the Income Base, the Guaranteed Annual Income amount and the Contract Value under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). The Contractowner who is age 60 (single life option) makes a $12,000 withdrawal which causes a $12,915.19 reduction in the Income Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Income Base = $85,000
Guaranteed Annual Income amount = $3,400 (4% of the Income Base of $85,000)
After a $12,000 Withdrawal ($3,400 is within the Guaranteed Annual Income amount, $8,600 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Guaranteed Annual Income amount of $3,400 and the Income Base is not reduced:
Contract Value = $56,600 ($60,000 - $3,400)
Income Base = $85,000
The Contract Value is also reduced by the $8,600 Excess Withdrawal and the Income Base is reduced by 15.19435%, the same proportion by which the Excess Withdrawal reduced the $56,600 Contract Value ($8,600 ÷ $56,600)
Contract Value = $48,000 ($56,600 - $8,600)
Income Base = $72,084.81 ($85,000 x 15.19435% = $12,915.19; $85,000 - $12,915.19 = $72,084.81)
Guaranteed Annual Income amount = $2,883.39 (4% of $72,084.81 Income Base)
On the following Benefit Year anniversary the Contract Value has been reduced due to a declining market, but the Income Base is unchanged:
Contract Value = $43,000
Income Base = $72,084.81
Guaranteed Annual Income amount = $2,883.39 (4% x $72,084.81)
In a declining market, Excess Withdrawals may significantly reduce your Income Base as well as your Guaranteed Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal the rider and contract will terminate.
Surrender charges are waived on cumulative withdrawals less than or equal to the Guaranteed Annual Income amount. Excess Withdrawals will be subject to surrender charges unless one of the waivers of surrender charge provisions set forth in this prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $3,400 Guaranteed Annual Income amount is not subject to surrender charges; the $8,600 Excess Withdrawal may be subject to surrender charges according to the surrender charge schedule in this prospectus. See Charges and Other Deductions – Surrender Charge.
Withdrawals from IRA contracts will be treated as within the Guaranteed Annual Income amount (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract; and
3.	No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph).
If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.
Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters for a discussion of the tax consequences of withdrawals.
Guaranteed Annual Income Amount Annuity Payout Option. If you are required to take annuity payments because you have reached age 80 (qualified contracts) or age 95 (younger of you or your spouse for the joint life option) (nonqualified contracts) and have not elected i4LIFE® Advantage Guaranteed Income Benefit, you have the option of electing the Guaranteed Annual Income Amount Annuity Payout Option. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012, and all purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) who own their riders through the 5th Benefit Year anniversary have until the Contractowner has reached age 85 (qualified contracts) or age 99 (younger of you or your spouse for the joint life option) (nonqualified contracts) to elect the Guaranteed Annual Income Amount Annuity Payout Option. If the Contract Value is reduced to
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zero and you have a remaining Income Base, you will receive the Guaranteed Annual Income Amount Annuity Payout Option. If you are receiving the Guaranteed Annual Income Amount Annuity Payout Option, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life.
The Guaranteed Annual Income Amount Annuity Payout Option is an Annuity Payout option under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life (this option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value). Contractowners may decide to choose the Guaranteed Annual Income Amount Annuity Payout Option over i4LIFE® Advantage if they feel this may provide a higher final payment option over time and they may place more importance on this over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the life of you and your spouse for the joint life option.
The final payment is a one-time lump-sum payment. If the effective date of the rider is the same as the effective date of the contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the Guaranteed Annual Income Amount Annuity Payout Option will reduce the final payment dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) has no provision for a payout of the Income Base or any other Death Benefit upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) does not impact the Death Benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.
Upon the death of the single life, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death). If the Beneficiary elects to continue the contract after the death of the single life (through a separate provision of the contract), the Beneficiary may purchase a new Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the Income Base.
Upon the first death under the joint life option, withdrawals up to the Guaranteed Annual Income amount continue to be available for the life of the surviving spouse. The 5% Enhancement and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).
As an alternative, after the first death, the surviving spouse, if under age 86 (age 76 for qualified contracts), may choose to terminate the joint life option and purchase a new single life option, if available, under the terms and charge in effect at the time for a new purchase. In deciding whether to make this change, the surviving spouse should consider whether the change will cause the Income Base and the Guaranteed Annual Income amount to decrease.
Termination. After the fifth anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable);
•	upon election of Lincoln Market SelectSM Advantage; or
•	if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon the death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the death under the single life option or the death of the surviving spouse under the joint life option;
•	when the Guaranteed Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
•	upon surrender of the contract;
•	upon termination of the underlying annuity contract;
•	on the final day of the Contractowner's eligibility to elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or the Guaranteed Annual Income Amount Annuity Payout Option.
The termination will not result in any increase in Contract Value equal to the Income Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
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i4LIFE® Advantage Guaranteed Income Benefit for Contractowners who previously purchased any version of Lincoln Lifetime IncomeSM Advantage 2.0. i4LIFE® Advantage is an optional Annuity Payout rider that provides periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a Death Benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for election at the time you elect i4LIFE® Advantage. You cannot have both i4LIFE® Advantage and Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) in effect on your contract at the same time.
This discussion applies to Contractowners who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and wish to elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), and to Contractowners who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 and wish to elect i4LIFE® Advantage Guaranteed Income Benefit (version 4).
Prior to the Annuity Commencement Date, Contractowners with any active version of Lincoln Lifetime IncomeSM Advantage 2.0 may decide to terminate their rider and elect i4LIFE® Advantage Guaranteed Income Benefit. This election is possible even if i4LIFE® Advantage Guaranteed Income Benefit is no longer available for purchase. (Contractowners with Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) must elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk).) Contractowners are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those in effect at the time they purchase Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). If the decision to terminate Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is made, the Contractowner can use the greater of the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up (or inception date) or the Account Value immediately prior to electing i4LIFE® Advantage to establish the i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). If the decision to elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is made because it is the last day of the Contractowner's eligibility to elect i4LIFE® Advantage, the Contractowner may also use the current Guaranteed Annual Income amount, if higher, to establish the initial Guaranteed Income Benefit. This decision must be made by the maximum age to elect i4LIFE® Advantage, which is age 95 for nonqualified contracts and age 80 for qualified contracts. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012, who have waited until after the fifth Benefit Year anniversary may elect i4LIFE® Advantage with the applicable version of Guaranteed Income Benefit until age 99 for nonqualified contracts and age 85 for qualified contracts.
If you choose to terminate Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and have the single life option, you must purchase i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) single life option. If you terminate Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and have the joint life option, you must purchase i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) joint life option. The minimum length of the i4LIFE® Advantage Access Period will vary based upon when you purchased your Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider and how long the rider was in effect before you decided to purchase i4LIFE® Advantage. These requirements are specifically listed in the Guaranteed Income Benefit with i4LIFE® Advantage section of this prospectus under Impacts to i4LIFE® Advantage Regular Income Payments.
For nonqualified contracts, the Contractowner must elect the levelized option for Regular Income Payments. While i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period.
When deciding whether to terminate Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and purchase i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) you should consider that depending on a person’s age and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Guaranteed Annual Income amounts under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments whereas with Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) you may defer taking withdrawals until a later date. Payments from a nonqualified contract that a person receives under the i4LIFE® Advantage rider are treated as “amounts received as an annuity” under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an “exclusion ratio” as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income tax rates), and the remainder is treated as a nontaxable return of Purchase Payments. In contrast, withdrawals under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) are not treated as amounts received as an annuity because they occur prior to the annuity starting date. As a result, such withdrawals are treated first as a return of any existing gain in the contract (which is the measure of the extent to which the Contract Value exceeds Purchase Payments), and then as a nontaxable return of Purchase Payments.
You should consider that not all i4LIFE® Advantage Death Benefit options will be available to you. Refer to the Expense Table: i4LIFE® Advantage with Guaranteed Income Benefit (Managed Risk) for Contractowners who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) for available Death Benefit options.
Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. The Death Benefit calculation for certain Death Benefit options in effect prior to the Annuity Commencement Date may change for Contractowners with any active version of Lincoln Lifetime IncomeSM Advantage 2.0. Certain Death Benefit options provide that all withdrawals reduce the Death Benefit in the same proportion that the withdrawals reduce the Contract Value. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), withdrawals less than or equal to the Guaranteed Annual Income will reduce the sum of all Purchase Payment amounts on
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a dollar for dollar basis for purposes of calculating the Death Benefit under the Guarantee of Principal Death Benefit. The same also applies to the EGMDB rider if the Death Benefit is based on the sum of all Purchase Payments, decreased by withdrawals. See The Contracts – Death Benefits. Any Excess Withdrawals will reduce the sum of all Purchase Payments in the same proportion that the withdrawals reduced the Contract Value under any Death Benefit option in which proportionate withdrawals are in effect. This change has no impact on Death Benefit options in which all withdrawals reduce the Death Benefit calculation on a dollar for dollar basis. The terms of your contract will describe which method is in effect for your contract while this rider is in effect.
The following example demonstrates how a withdrawal will reduce the Death Benefit if both the EGMDB and Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) are in effect when the Contractowner dies. Note that this calculation applies only to the sum of all Purchase Payments calculation and not for purposes of reducing the highest anniversary Contract Value under the EGMDB:
Contract Value before withdrawal $80,000
Guaranteed Annual Income amount $5,000
Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of this prospectus:
a) Contract Value $80,000
b) Sum of Purchase Payments $100,000
c) Highest anniversary Contract Value $150,000
Withdrawal of $9,000 will impact the Death Benefit calculation as follows:
a) $80,000 - $9,000 = $71,000 (reduction $9,000)
b) $100,000 - $5,000 = $95,000 (reduction by the amount of the Guaranteed Annual Income amount)
($95,000 - $5,067 = $89,933 [$95,000 x ($4,000/$75,000) = $5,067] Proportionate reduction of Excess Withdrawal. Total reduction = $10,067.
c) $150,000 - $16,875 = $133,125 [$150,000 x $9,000/$80,000 = $16,875] The entire $9,000 withdrawal reduced the Death Benefit option proportionately. Total reduction = $16,875.
Item c) provides the largest Death Benefit of $133,125.
Lincoln Market SelectSM Advantage
Lincoln Market SelectSM Advantage is a Living Benefit Rider available for purchase, beginning May 16, 2016, that provides:
•	Guaranteed periodic withdrawals up to the Guaranteed Annual Income amount (with certain exceptions listed later, up to the Contractowner's age 80 on qualified contracts and up to the Contractowner's age 95 (or the younger of you and your spouse if the joint life option is elected) for nonqualified contracts) which is based upon a guaranteed Income Base;
•	Lifetime income available through i4LIFE® Advantage or the Guaranteed Annual Income Amount Annuity Payout Option which must be elected by specific ages set forth below;
•	Automatic Annual Step-ups of the Income Base to the Contract Value if the Contract Value is equal to or greater than the Income Base;
•	Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).
Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount or that are payable to any assignee or assignee’s bank account are considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Income Base as well as your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Income Base if reduced to zero.
In order to purchase Lincoln Market SelectSM Advantage, your Contract Value at the time of election must be at least $25,000. This rider provides guaranteed, periodic withdrawals regardless of the investment performance of the contract, provided certain conditions are met. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon the death of the Contractowner). If the Contractowner sells or assigns for value the contract other than to the Annuitant, or discounts or pledges it as collateral for a loan or as a security for the performance of an obligation or any other purpose, this rider will terminate.
This rider provides for guaranteed, periodic withdrawals up to the Guaranteed Annual Income amount commencing after the younger of you or your spouse (joint life option) reach age 55. The Guaranteed Annual Income payments are based upon specified percentages of the Income Base, which are age-based and may increase over time. The amount of the Guaranteed Annual Income payment will vary, depending on when you take your first withdrawal. With the single life and joint life options, you may receive guaranteed income
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payments for life through the election of i4LIFE® Advantage Guaranteed Income Benefit or the Guaranteed Annual Income Amount Annuity Payout Option.
Lincoln New York offers other optional riders available for purchase with its variable annuity contracts. These riders provide different methods to take income from your Contract Value and may provide certain guarantees. There are differences between the riders in the features provided, investment options available, as well as the amount of the charges. In addition, the purchase of one rider may impact the availability of another rider. Not all riders will be available at all times. You may consider purchasing Lincoln Market SelectSM Advantage if you want a guaranteed income payment that may grow as you get older and may increase through the Automatic Annual Step-up. The age at which you may start receiving the Guaranteed Annual Income amount may be different than the ages that you may receive guaranteed payments under other riders. This rider may be more suitable for you than another available Living Benefit Rider if you are willing to exchange a certain amount of guaranteed growth to your Income Base for a more diverse offering of investment options.
Availability. Lincoln Market SelectSM Advantage is available only beginning May 16, 2016, to current Contractowners who have previously purchased a Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk) rider. If you terminate an existing rider to elect Lincoln Market SelectSM Advantage, your new rider will be effective on the next Valuation Date following approval by us.
If Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk) is currently in effect on your contract, and you want to terminate your existing rider and elect Lincoln Market SelectSM Advantage, we are currently waiving the five-year holding period that is required before terminating a rider. Other than the termination of your current rider, and the waiver of the holding period, your contract will not change in any way. Any applicable existing or future surrender charges will continue to apply, as described in your contract and this prospectus. We are doing this as a customer service to you, and there is no financial incentive being provided to you, your registered representative, or to anyone else if you decide to terminate your existing Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk) rider and elect Lincoln Market SelectSM Advantage.
In general, anytime you terminate a rider, you lose all Contract Value provided by that rider. If you decide to drop your Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk) rider and elect Lincoln Market SelectSM Advantage, your current Income Base will terminate without value. In other words, you cannot transfer your current Income Base over to Lincoln Market SelectSM Advantage. Your initial Income Base under Lincoln Market SelectSM Advantage will be equal to the Contract Value on the effective date of the Lincoln Market SelectSM Advantage rider. The Income Base is used to calculate your Guaranteed Annual Income amount and the rider charge. You should carefully compare the features and benefits provided by your existing rider to the features and benefits provided by Lincoln Market SelectSM Advantage before making your decision. Lincoln Market SelectSM Advantage does not include all the same features, and it may not provide the same level of guarantee. For example, Lincoln Market SelectSM Advantage does not offer a 5% Enhancement like both Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and 4LATER® Advantage (Managed Risk). You should also compare the fees and charges of each rider. If you have any questions about terminating your Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk) rider and electing Lincoln Market SelectSM Advantage, you should contact your registered representative or call us at the number listed on the first page of this prospectus.
Lincoln Market SelectSM Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant as well as the spouse under the joint life option must be age 85 or younger at the time this rider is elected (age 75 for qualified contracts). You cannot elect this rider and any other Living Benefit Rider or any other annuity payout option offered in your contract at the same time. There is no guarantee that Lincoln Market SelectSM Advantage will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. In addition, we may make different versions of Lincoln Market SelectSM Advantage available to new purchasers.
If you purchase Lincoln Market SelectSM Advantage, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See Investment Requirements for more information.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that.
Income Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The Income Base is not available to you as a lump sum withdrawal or a Death Benefit. The initial Income Base will equal the Contract Value on the effective date of the rider. The Income Base is increased by subsequent Purchase Payments and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Income Base is $10,000,000. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Rider of all Lincoln New York contracts (or contracts issued by our affiliates) in which your (and/or spouse if joint life option) are the covered lives.
Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payment (not to exceed the maximum Income Base); for example, a $10,000 additional Purchase Payment will increase the Income Base by $10,000. After the
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first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss. Excess Withdrawals reduce the Income Base as discussed below. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base.
Automatic Annual Step-ups of the Income Base. The Income Base will automatically step up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and spouse (joint life option) are still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the rider charge and account fee), plus any Purchase Payments made on that date, is equal to or greater than the Income Base.
The Automatic Annual Step-up is available even in those years when a withdrawal has occurred.
Each time the Income Base is stepped up to the current Contract Value as described above, your charge rate for the rider will be the current charge rate for the rider, not to exceed the guaranteed maximum charge. Therefore, your charge rate for this rider could increase every Benefit Year anniversary. See Charges and Other Deductions – Rider Charges – Lincoln Market SelectSM Advantage Charge.
If your charge rate for this rider is increased upon an Automatic Annual Step-up, you may opt-out of the Automatic Annual Step-up by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your charge rate to change. If you opt-out of the step-up, your current charge rate will remain in effect and the Income Base will be returned to the Income Base immediately prior to the step-up, adjusted for additional Purchase Payments or Excess Withdrawals, if any. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you do not want the step-up.
Withdrawal Amount. The Guaranteed Annual Income amount may be withdrawn from the contract each Benefit Year, as long as the Guaranteed Annual Income amount is greater than zero until the last day to elect i4LIFE® Advantage or the Guaranteed Annual Income Amount Annuity Payout Option. At that time, you must elect i4LIFE® Advantage or the Guaranteed Annual Income Amount Annuity Payout Option to receive guaranteed income payments for life. Guaranteed Annual Income withdrawals are available when you (single life option) or the younger of you and your spouse (joint life option) are age 55 or older.
The Guaranteed Annual Income amount is determined by multiplying the Income Base by the applicable rate from one of the tables below. The rate is based on your age and whether the single or joint life option has been elected. Under the joint life option, the age of the younger of you and your spouse will be used. The Guaranteed Annual Income amount will change upon an Automatic Annual Step-up, additional Purchase Payments, and Excess Withdrawals, as described below.
If you take a withdrawal prior to the fifth Benefit Year anniversary (either a Guaranteed Annual Income withdrawal or an Excess Withdrawal), Table A will always be used to determine the Guaranteed Annual Income amount. As long as no withdrawals occur on or after the fifth Benefit Year anniversary, Table B will always be used.
Upon the first Guaranteed Annual Income withdrawal, the Guaranteed Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Automatic Annual Step-up occurs.
Age	TABLE A		TABLE B
	Single Life Option	Joint Life Option*	Single Life Option	Joint Life Option*
55 – 58	2.5%	2.5%	3.5%	3.5%
59 – 64	3.0%	3.0%	4.0%	4.0%
65 – 74	4.0%	3.5%	5.0%	4.5%
75 +	4.0%	4.0%	5.0%	5.0%
*For the joint life option, age is based on the younger of you and your spouse.
For example, assume you purchase Lincoln Market SelectSM Advantage (single life option) at age 60, and you take your first withdrawal at age 63. Since the withdrawal occurred prior to the fifth Benefit Year anniversary, Table A will be used to determine the Guaranteed Annual Income percentage for this and all subsequent withdrawals, and the rate for your Guaranteed Annual Income will be 3.0%. If you took your second withdrawal and had an Automatic Annual Step-up at age 70, Table A still applies, and your Guaranteed Annual Income percentage is increased to 4.0%. If you wait to take your first withdrawal on or after the fifth Benefit Year anniversary, Table B will be used to determine the Guaranteed Annual Income percentage for all Guaranteed Annual Income withdrawals.
During the first Benefit Year the Guaranteed Annual Income amount is calculated using the Income Base as of the effective date of the rider. After the first Benefit Year anniversary, the Guaranteed Annual Income amount is calculated using the Income Base on the most recent Benefit Year anniversary. After your first Guaranteed Annual Income withdrawal, the Guaranteed Annual Income percentage will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been
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an Automatic Annual Step-up. If you have reached an applicable higher age band and there has not also been a subsequent Automatic Annual Step-up, then the Guaranteed Annual Income percentage will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.
If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, withdrawals equal to the Guaranteed Annual Income amount will continue automatically for your life (and your spouse’s life if applicable) under the Guaranteed Annual Income Amount Annuity Payout Option. You may not withdraw the remaining Income Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate.
Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base. All withdrawals you make will decrease the Contract Value. Surrender charges are waived on cumulative withdrawals less than or equal to the Guaranteed Annual Income amount.
The following example shows the calculation of the Guaranteed Annual Income amount using a rate from Table A above and how withdrawals less than or equal to the Guaranteed Annual Income amount impact the Income Base and the Contract Value. The Contractowner is age 70 (4% Guaranteed Annual Income percentage), a withdrawal occurred prior to the fifth Benefit Year anniversary, with a Contract Value of $200,000 on the fifth Benefit Year anniversary:
Contract Value on the Benefit Year anniversary	$200,000
Income Base on the Benefit Year anniversary	$200,000
Initial Guaranteed Annual Income amount on the Benefit Year anniversary ($200,000 x 4%)	$8,000
Contract Value six months after Benefit Year anniversary	$210,000
Income Base six months after Benefit Year anniversary	$200,000
Withdrawal six months after Benefit Year anniversary when Contractowner is still age 70	$8,000
Contract Value after withdrawal ($210,000 - $8,000)	$202,000
Income Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on sixth Benefit Year anniversary	$205,000
Income Base on sixth Benefit Year anniversary	$205,000
Guaranteed Annual Income amount on sixth Benefit Year anniversary ($205,000 x 4%)	$8,200
The Automatic Annual Step-up was available and increased the Income Base to the Contract Value of $205,000. On the sixth Benefit Year anniversary, the Guaranteed Annual Income amount is $8,200 (4% x $205,000).
Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income percentage multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner is age 70 elected the single life option, waited until after the fifth Benefit Year anniversary to take a withdrawal and has a Guaranteed Annual Income amount of $2,500 (5% of $50,000 Income Base), an additional Purchase Payment of $10,000 increases the Guaranteed Annual Income amount that Benefit Year to $3,000 ($2,500 + 5% of $10,000). The Guaranteed Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.
Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount, after the Income Base is adjusted by an Automatic Annual Step-up, will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income percentage.
Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal, or withdrawals made prior to age 55 (younger of you or your spouse for joint life), or withdrawals that are payable to any assignee or assignee’s bank account.
When an Excess Withdrawal occurs:
1.	The Income Base is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Income Base could be more than the dollar amount of the withdrawal; and
2.	The Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income percentage multiplied by the new (reduced) Income Base (after the proportionate reduction for the Excess Withdrawal).
We will provide you with quarterly statements that will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the
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Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have any questions about Excess Withdrawals.
The following example demonstrates the impact of an Excess Withdrawal on the Income Base, the Guaranteed Annual Income amount using a percentage from Table B, and the Contract Value under Lincoln Market SelectSM Advantage.
The Contractowner who purchased the rider at age 65 and is now age 70 (single life option) makes a $12,000 withdrawal which causes an $11,816.14 reduction in the Income Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Income Base = $85,000
Guaranteed Annual Income amount = $4,250 (5% of the Income Base of $85,000)
After a $12,000 withdrawal ($4,250 is within the Guaranteed Annual Income amount, $7,750 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Guaranteed Annual Income amount of $4,250 and the Income Base is not reduced:
Contract Value = $55,750 ($60,000 - $4,250)
Income Base = $85,000
The Contract Value is also reduced by the $7,750 Excess Withdrawal and the Income Base is reduced by 13.90134%, the same proportion by which the Excess Withdrawal reduced the $55,750 Contract Value ($7,750 / $55,750).
Contract Value = $48,000 ($55,750 - $7,750)
Income Base = $73,183.86 ($85,000 x 13.90134% = $11,816.14; $85,000 - $11,816.14 = $73,183.86)
Guaranteed Annual Income amount = $3,659.19 (5% of $73,183.86 Income Base)
On the following Benefit Year anniversary:
Contract Value = $43,000
Income Base = $73,183.86
Guaranteed Annual Income amount = $3,659.19 (5% x $73,183.86)
In a declining market, Excess Withdrawals may significantly reduce your Income Base as well as your Guaranteed Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and contract will terminate.
Surrender charges are waived on cumulative withdrawals less than or equal to the Guaranteed Annual Income amount. Excess Withdrawals will be subject to surrender charges unless one of the waivers of surrender charge provisions set forth in this prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $4,250 Guaranteed Annual Income amount is not subject to surrender charges: the $7,750 Excess Withdrawal may be subject to surrender charges according to the surrender charge schedule in this prospectus. See Charges and Other Deductions – Surrender Charge.
Withdrawals from IRA contracts will be treated as within the Guaranteed Annual Income amount (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMD’s to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract; and
3.	No withdrawals other than RMD’s are made within the Benefit Year (except as described in the next paragraph).
If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.
Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters for a discussion of the tax consequences of withdrawals.
Guaranteed Annual Income Amount Annuity Payout Option. If you are required to take annuity payments because you have reached age 80 (qualified contract) or age 95 (younger of your or your spouse for the joint life option) (nonqualified contract) and have not
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elected i4LIFE® Advantage Guaranteed Income Benefit, you have the option of electing the Guaranteed Annual Income Amount Annuity Payout Option. If the Contract Value is reduced to zero and you have a remaining Income Base, you will receive the Guaranteed Annual Income Amount Annuity Payout Option. If you are receiving the Guaranteed Annual Income Amount Annuity Payout Option, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. To be eligible the Death Benefit option in effect immediately prior to the effective date of the Guaranteed Annual Income Amount Annuity Payout Option must be one of the following Death Benefits: the Guarantee of Principal Death Benefit or the EGMDB. If the Account Value Death Benefit option is in effect, the Beneficiary will not be eligible to receive the final payment(s).
The Guaranteed Annual Income Amount Annuity Payout Option is an Annuity Payout option under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life (this option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value). Contractowners may decide to choose the Guaranteed Annual Income Amount Annuity Payout Option over i4LIFE® Advantage if they feel this may provide a higher final payment option over time and they may place more importance on this over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the life of you and your spouse for the joint life option.
The final payment is a one-time lump-sum payment and will be equal to the sum of all Purchase Payments, decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the Guaranteed Annual Income Amount Annuity Payout Option will reduce the final payment dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Market SelectSM Advantage has no provision for a payout of the Income Base or any other Death Benefit upon death of the Contractowner or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Market SelectSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life, Lincoln Market SelectSM Advantage will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death). Upon the first death under the joint life option, withdrawals up to the Guaranteed Annual Income amount continue to be available for the life of the surviving spouse. The Automatic Annual Step-up will continue, if applicable, as discussed above. Upon the death of the surviving spouse, Lincoln Market SelectSM Advantage will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).
Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. The Death Benefit calculation for certain Death Benefit options in effect prior to the Annuity Commencement Date may change for Contractowners with an active Lincoln Market SelectSM Advantage rider. Certain Death Benefit options provide that all withdrawals reduce the Death Benefit in the same proportion that the withdrawals reduce the Contract Value. If you elect Lincoln Market SelectSM Advantage, withdrawals less than or equal to the Guaranteed Annual Income will reduce the sum of all Purchase Payment amounts on a dollar for dollar basis for purposes of calculating the Death Benefit under the Guarantee of Principal Death Benefit. The same also applies to the EGMDB rider if the Death Benefit is based on the sum of all Purchase Payments, decreased by withdrawals. See The Contracts – Death Benefits. Any Excess Withdrawals will reduce the sum of all Purchase Payments in the same proportion that the withdrawals reduced the Contract Value under any Death Benefit option in which proportionate withdrawals are in effect.
The following example demonstrates how a withdrawal will reduce the Death Benefit if both the EGMDB and Lincoln Market SelectSM Advantage are in effect when the Contractowner dies. Note that this calculation applies only to the sum of all Purchase Payments calculation and not for purposes of reducing the highest anniversary Contract Value under the EGMDB:
Contract Value before withdrawal $80,000
Guaranteed Annual Income amount $5,000
Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of this prospectus:
a) Contract Value $80,000
b) Sum of Purchase Payments $100,000
c) Highest anniversary Contract Value $150,000
Withdrawal of $9,000 will impact the Death Benefit calculation as follows:
a) $80,000 - $9,000 = $71,000 (reduction $9,000)
b) $100,000 - $5,000 = $95,000 (reduction by the amount of the Guaranteed Annual Income amount)
($95,000 - $5,067 = $89,933 [$95,000 x ($4,000 / $75,000) = $5,067] Proportional reduction of Excess Withdrawal. Total reduction = $10,067.
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c)$150,000 - $16,875 = $133,125 [$150,000 x ($9,000 / $80,000) = $16,875]. The entire $9,000 withdrawal reduced the Death Benefit option proportionally. Total reduction = $16,875.
Item c) provides the largest Death Benefit of $133,125.
Termination. After the fifth Benefit Year anniversary, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Lincoln Market SelectSM Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable);
•	upon death under the single life option or the death of the surviving spouse under the joint life option;
•	when the Guaranteed Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
•	if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree;
•	on the final day of the Contractowner's eligibility to elect i4LIFE® Advantage Guaranteed Income Benefit or the Guaranteed Annual Income Amount Annuity Payout option; or
•	upon surrender or termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Income Base. Upon effective termination of this rider, the benefit and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit option. i4LIFE® Advantage is an optional Annuity Payout rider that provides periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a Death Benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for election at the time you elect i4LIFE® Advantage. You cannot have both i4LIFE® Advantage and Lincoln Market SelectSM Advantage in effect on your contract at the same time.
Contractowners with an active Lincoln Market SelectSM Advantage may decide to terminate their rider and elect i4LIFE® Advantage Guaranteed Income Benefit (version 4) prior to the Annuity Commencement Date, according to the provisions outlined below. This decision must be made by the maximum age to elect i4LIFE® Advantage, which is age 95 for nonqualified contracts and age 80 for qualified contracts.
If you have the Lincoln Market SelectSM Advantage single life option and choose to terminate your rider, you must purchase i4LIFE® Advantage Guaranteed Income Benefit (version 4) single life option. If you have the Lincoln Market SelectSM Advantage joint life option and choose to terminate your rider, you must purchase i4LIFE® Advantage Guaranteed Income Benefit (version 4) joint life option. These requirements are specifically listed in the Guaranteed Income Benefit with i4LIFE® Advantage section of this prospectus under Impacts to i4LIFE® Advantage Regular Income Payments.
For nonqualified contracts, the Contractowner must elect the levelized option for Regular Income Payments. While i4LIFE® Advantage Guaranteed Income Benefit (version 4) is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period.
When deciding whether to terminate Lincoln Market SelectSM Advantage and purchase i4LIFE® Advantage Guaranteed Income Benefit (version 4), you should consider that depending on a person’s age and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Guaranteed Annual Income amounts under Lincoln Market SelectSM Advantage. You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments, whereas with Lincoln Market SelectSM Advantage, you may defer taking withdrawals until a later date. Payments from a nonqualified contract that a person receives under the i4LIFE® Advantage rider are treated as “amounts received as an annuity” under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an “exclusion ratio” as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income rates), and the remainder is treated as a nontaxable return of Purchase Payments. In contrast, withdrawals under Lincoln Market SelectSM Advantage are not treated as amounts received as an annuity because they occur prior to the annuity starting date. As a result, such withdrawals are treated first as a return of any existing gain in the contract (which is the measure of the extent to which the Contract Value exceeds Purchase Payments), and then as a nontaxable return of Purchase Payments.
Lincoln Lifetime IncomeSM Advantage
The Lincoln Lifetime IncomeSM Advantage rider is no longer available for purchase.
The Lincoln Lifetime IncomeSM Advantage rider provides minimum, guaranteed, periodic withdrawals for your life as Contractowner/Annuitant regardless of the investment performance of the contract, provided that certain conditions are met. A minimum guaranteed
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amount (Guaranteed Amount) is used to calculate the periodic withdrawals from your contract, but is not available as a separate benefit upon death or surrender. The Guaranteed Amount is equal to the initial Purchase Payment (or Contract Value if elected after contract issue) increased by subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and the step-up to 200% of the initial Guaranteed Amount (if applicable to your contract) and decreased by withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason.
This rider provides annual withdrawals of 5% of the initial Guaranteed Amount called Maximum Annual Withdrawal amounts. You may receive Maximum Annual Withdrawal amounts for your lifetime. Withdrawals in excess of the Maximum Annual Withdrawal amount may significantly reduce your Maximum Annual Withdrawal amount. Withdrawals will also negatively impact the availability of the 5% Enhancement and the 200% step-up (if applicable to your contract). These options are discussed below in detail.
If you purchased the Lincoln Lifetime IncomeSM Advantage rider, you are limited in how you can invest in the Subaccounts in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements.
Lincoln New York offers other optional riders available for purchase with its variable annuity contracts. These riders provide different methods to take income from your Contract Value and may provide certain guarantees. These riders are fully discussed in this prospectus. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. Information about the relationship between Lincoln Lifetime IncomeSM Advantage and these other riders is included later in this prospectus (See i4LIFE® Advantage option.) Not all riders will be available at all times.
We have designed the rider to protect you from outliving your Contract Value. If the rider terminates or you die before your Contract Value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the Maximum Annual Withdrawal amount and impose Investment Requirements in order to minimize the risk that your Contract Value will be reduced to zero before your death.
If the rider was elected at contract issue, then it became effective on the contract’s effective date. If it was elected after the contract was issued then it became effective on the next Valuation Date following approval by us. You cannot simultaneously elect Lincoln Lifetime IncomeSM Advantage with any other Living Benefit Rider.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that.
Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when you elect the rider. If you elected the rider at the time you purchased the contract, the initial Guaranteed Amount equals your initial Purchase Payment . If you elected the rider after we issued the contract, the initial Guaranteed Amount equals the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $10,000,000. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders from all Lincoln New York contracts (or contracts issued by our affiliates) in which you are the covered life.
Additional Purchase Payments automatically increase the Guaranteed Amount by the amount of the Purchase Payment (not to exceed the maximum Guaranteed Amount); for example, a $10,000 additional Purchase Payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000, the charge for Lincoln Lifetime IncomeSM Advantage will change to the then current charge in effect on the next Benefit Year anniversary. The charge will never exceed the guaranteed maximum annual charge. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss.
The following example demonstrates the impact of additional Purchase Payments on the Lincoln Lifetime IncomeSM Advantage charge:
Initial Purchase Payment	$100,000
Additional Purchase Payment in Year 2	$95,000	No change to charge
Additional Purchase Payment in Year 3	$50,000	Charge will be the then current charge
Additional Purchase Payment in Year 4	$25,000	Charge will be the then current charge
Each withdrawal reduces the Guaranteed Amount as discussed below.
Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and the 200% step-up (if applicable to your contract) are made, and the cost
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decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount. In addition, the charge rate may change when cumulative Purchase Payments exceed $100,000 and also when Automatic Annual Step-ups occur as discussed below. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge.
5% Enhancement to the Guaranteed Amount. On each Benefit Year anniversary, the Guaranteed Amount, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5% if the Contractowner/Annuitant is under 86 and the rider is within the 10 year period described below. Additional Purchase Payments must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Guaranteed Amount equal to that Purchase Payment . Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Guaranteed Amount for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary.
Note: The 5% Enhancement is not available in any Benefit Year there is a withdrawal from Contract Value including a Maximum Annual Withdrawal amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Guaranteed Amount:
Initial Purchase Payment = $100,000; Guaranteed Amount = $100,000
Additional Purchase Payment on day 30 = $15,000; Guaranteed Amount = $115,000
Additional Purchase Payment on day 95 = $10,000; Guaranteed Amount = $125,000
On the first Benefit Year anniversary, the Guaranteed Amount is $130,750 ($115,000 x 1.05 = $120,750 + $10,000). The $10,000 Purchase Payment on day 95 is not eligible for the 5% Enhancement until the second Benefit Year anniversary.
The 5% Enhancement will be in effect for 10 years from the effective date of the rider. The 5% Enhancement will cease upon the death of the Contractowner/Annuitant or when the Contractowner/Annuitant reaches age 86. A new 10-year period will begin each time an Automatic Annual Step-up to the Contract Value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Guaranteed Amount, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Guaranteed Amount above the maximum Guaranteed Amount of $10,000,000. For riders purchased prior to January 20, 2009, the 5% Enhancement will be in effect for 15 years from the effective date of the rider, and a new 15-year period will begin following each Automatic Annual Step-up.
The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Maximum Annual Withdrawal amount, from the contract during the preceding Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no other withdrawals are made from the contract and the rider is within the 10-year period.
An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.
If your Guaranteed Amount is increased by the 5% Enhancement on the Benefit Year anniversary, your charge rate for the rider will not change. However, the amount you pay for the rider will increase since the charge for the rider is based on the Guaranteed Amount. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge.
Automatic Annual Step-ups of the Guaranteed Amount. The Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant is still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary is greater than the Guaranteed Amount after the 5% Enhancement (if any) or 200% step-up (if any, as described below).
Each time the Guaranteed Amount is stepped up to the current Contract Value as described above, your charge rate for the rider will be the current charge rate for the rider, not to exceed the guaranteed maximum charge. Therefore, your charge rate for this rider could increase every Benefit Year anniversary. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge.
If your rider charge rate is increased upon an Automatic Annual Step-up, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your charge rate for the rider to change. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you do not want the step-up. If you decline the Automatic Annual Step-up, you will receive the 200% step-up (if you are eligible as described below) or the 5% Enhancement (if you are eligible as specified above); however, a new 10-year period for 5% Enhancements will not begin. You may not decline the Automatic Annual Step-up, if applicable, if your additional Purchase Payments would cause your charge to increase. See the earlier Guaranteed Amount section.
Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments and issue age above 59½ (single life) or 65 (joint life)):
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	Contract Value	Guaranteed Amount	Potential for Charge to Change	Length of 5% Enhancement Period
Initial Purchase Payment $50,000	$50,000	$50,000	No	10
1st Benefit Year anniversary	$54,000	$54,000	Yes	10
2nd Benefit Year anniversary	$53,900	$56,700	No	9
3rd Benefit Year anniversary	$57,000	$59,535	No	8
4th Benefit Year anniversary	$64,000	$64,000	Yes	10
On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Guaranteed Amount to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the third Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the fourth Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535) and a new 10-year Enhancement Period began.
An Automatic Annual Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.
Step-up to 200% of the initial Guaranteed Amount. If you purchased Lincoln Lifetime IncomeSM Advantage on or after October 5, 2009, the 200% step-up will not be available. On the later of the tenth Benefit Year anniversary or the Benefit Year anniversary after you reach age 75, we will step-up your Guaranteed Amount to 200% of your initial Guaranteed Amount (plus any Purchase Payments made within 90 days of rider election), less any withdrawals, if this would increase your Guaranteed Amount to an amount higher than that provided by the 5% Enhancement or the Automatic Annual Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Automatic Annual Step-up if the 200% step-up applies.) (The 200% step-up will occur on the 10th Benefit Year anniversary if you purchased the rider prior to January 20, 2009.) This step-up will not occur if:
1.	an Excess Withdrawal (defined below) has occurred; or
2.	cumulative withdrawals totaling more than 10% of the initial Guaranteed Amount (plus Purchase Payments within 90 days of rider election) have been made (even if these withdrawals were within the Maximum Annual Withdrawal amount).
For example, assume the initial Guaranteed Amount is $200,000. A $10,000 Maximum Annual Withdrawal was made at age 69 and at age 70. If one more $10,000 Maximum Annual Withdrawal was made at age 71, the step-up would not be available since withdrawals cannot exceed $20,000 (10% of $200,000).
This step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Guaranteed Amount exceeds 200% of your initial Guaranteed Amount (plus Purchase Payments within 90 days of rider election). Required minimum distributions (RMDs) from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Guaranteed Amount. See the terms governing RMDs in the Maximum Annual Withdrawal Amount section below.
This step-up will not cause a change to the charge rate for your rider. However, the amount you pay for the rider will increase since the charge is based on the Guaranteed Amount. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge.
The following example demonstrates the impact of this step-up on the Guaranteed Amount:
Initial Purchase Payment at age 65 = $200,000; Guaranteed Amount =$200,000; Maximum Annual Withdrawal amount = $10,000.
After ten years, at age 75, the Guaranteed Amount is $272,339 (after applicable 5% Enhancements and two $10,000 Maximum Annual Withdrawal Amounts) and the Contract Value is $250,000. Since the Guaranteed Amount is less than $360,000 ($200,000 initial Guaranteed Amount reduced by the two $10,000 withdrawals x 200%), the Guaranteed Amount is increased to $360,000.
The 200% step-up (if applicable to your contract) cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.
Maximum Annual Withdrawal Amount. You may make periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year for your lifetime as long as your Maximum Annual Withdrawal amount is greater than zero.
On the effective date of the rider, the Maximum Annual Withdrawal amount is equal to 5% of the initial Guaranteed Amount. If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue automatically for your life under the Maximum Annual Withdrawal Amount Annuity Payment Option (discussed later). You may not withdraw the remaining Guaranteed Amount in a lump sum.
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Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year. Withdrawals may also negatively impact the 200% step-up (see above).
The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value.
The Maximum Annual Withdrawal amount is increased by 5% of any additional Purchase Payments. For example, if the Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made , the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000).
5% Enhancements, Automatic Annual Step-ups and the 200% step-up (if applicable to your contract) will cause a recalculation of the eligible Maximum Annual Withdrawal amount to the greater of:
a.	the Maximum Annual Withdrawal amount immediately prior to the 5% Enhancement, Automatic Annual Step-up or 200% step-up; or
b.	5% of the Guaranteed Amount on the Benefit Year anniversary.
See the chart below for examples of the recalculation.
The Maximum Annual Withdrawal amount from both Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage under all Lincoln New York contracts (or contracts issued by our affiliates) applicable to you can never exceed 5% of the maximum Guaranteed Amount.
Withdrawals. If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:
1.	the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
2.	the Maximum Annual Withdrawal amount will remain the same.
The following example illustrates the impact of Maximum Annual Withdrawals on the Guaranteed Amount and the recalculation of the Maximum Annual Withdrawal amount (assuming no additional Purchase Payments and issue age above 59½ (single life) or 65 (joint life)):
	Contract Value	Guaranteed Amount	Maximum Annual Withdrawal Amount
Initial Purchase Payment $50,000	$50,000	$50,000	$2,500
1st Benefit Year anniversary	$54,000	$54,000	$2,700
2nd Benefit Year anniversary	$51,000	$51,300	$2,700
3rd Benefit Year anniversary	$57,000	$57,000	$2,850
4th Benefit Year anniversary	$64,000	$64,000	$3,200
The initial Maximum Annual Withdrawal amount is equal to 5% of the Guaranteed Amount. Since withdrawals occurred each year (even withdrawals within the Maximum Annual Withdrawal amount), the 5% Enhancement of the Guaranteed Amount was not available. However, each year the Automatic Annual Step-up occurred (first, third and fourth anniversaries), the Maximum Annual Withdrawal amount was recalculated to 5% of the current Guaranteed Amount.
Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges. Withdrawals from Individual Retirement Annuity contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in systematic installments of the amount needed to satisfy the RMD rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract; and
3.	No withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph).
If your RMD withdrawals during a Benefit Year are less than the Maximum Annual Withdrawal amount, an additional amount up to the Maximum Annual Withdrawal amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Maximum Annual Withdrawal amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below).
Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters.
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Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Maximum Annual Withdrawal amount. When Excess Withdrawals occur:
1.	The Guaranteed Amount is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction.
2.	The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount (after the proportionate reduction for the Excess Withdrawal); and
3.	The 200% step-up will never occur.
The following example demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $12,000 withdrawal caused a $15,182 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal amount = $5,000 (5% of the initial Guaranteed Amount of $100,000)
After a $12,000 Withdrawal ($5,000 is within the Maximum Annual Withdrawal amount, $7,000 is the Excess Withdrawal):
The Contract Value and Guaranteed Amount are reduced dollar for dollar for the Maximum Annual Withdrawal amount of $5,000:
Contract Value = $55,000
Guaranteed Amount = $80,000
The Contract Value is reduced by the $7,000 Excess Withdrawal and the Guaranteed Amount is reduced by 12.73%, the same proportion that the Excess Withdrawal reduced the $55,000 Contract Value ($7,000 / $55,000)
Contract Value = $48,000
Guaranteed Amount = $69,818 ($80,000 x 12.73% = $10,182; $80,000 - $10,182 = $69,818)
Maximum Annual Withdrawal amount = $3,491 (5% of $69,818)
In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value.
Excess Withdrawals will be subject to surrender charges unless one of the waiver of surrender charge provisions set forth in your prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $5,000 Maximum Annual Withdrawal amount is not subject to surrender charges; the $7,000 Excess Withdrawal may be subject to surrender charges. See Charges and Other Deductions - Surrender Charge.
Maximum Annual Withdrawal Amount Annuity Payout Option. If you are required to annuitize your Maximum Annual Withdrawal amount because you have reached the maturity date of the contract, the Maximum Annual Withdrawal Amount Annuity Payout Option is available.
The Maximum Annual Withdrawal Amount Annuity Payout Option is a fixed annuitization in which the Contractowner will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount for your life.
If the Contract Value is zero and you have a remaining Maximum Annual Withdrawal amount, you will receive the Maximum Annual Withdrawal Amount Annuity Payment Option.
If you are receiving the Maximum Annual Withdrawal Amount Annuity Payout Option, your Beneficiary may be eligible for a final payment upon your death.
The final payment is equal to the sum of all Purchase Payments, decreased by withdrawals in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Maximum Annual Withdrawal amount and payments under the Maximum Annual Withdrawal Annuity Payout Option will reduce the sum of the Purchase Payments dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage has no provision for a payout of the Guaranteed Amount or any other Death Benefit upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in the Death Benefit section of this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All Death Benefit
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payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the Contractowner/Annuitant, Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). If the Beneficiary elects to continue the contract after the death of the Contractowner/Annuitant (through a separate provision of the contract), the Beneficiary may purchase a new Living Benefit Rider if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the Guaranteed Amount.
Termination. After the seventh anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Maximum Annual Withdrawal Amount Annuity Payment Option will continue if applicable);
•	if the Contractowner or Annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral;
•	on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree;
•	upon the death of the Contractowner/Annuitant;
•	when the Maximum Annual Withdrawal amount is reduced to zero; or
•	upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.
If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available at the time for purchase.
i4LIFE® Advantage Option. i4LIFE® Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic Regular Income Payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a Death Benefit during the Access Period. This rider is available after the contract's effective date. A minimum payout floor, called the Guaranteed Income Benefit, is also available for purchase at the time you elect i4LIFE® Advantage. Depending on a person's age and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Maximum Annual Withdrawal amounts under Lincoln Lifetime IncomeSM Advantage. You cannot have both i4LIFE® Advantage and Lincoln Lifetime IncomeSM Advantage in effect on your contract at the same time.
Contractowners with an active Lincoln Lifetime IncomeSM Advantage may decide to terminate Lincoln Lifetime IncomeSM Advantage and purchase i4LIFE® Advantage since i4LIFE® Advantage provides a different income stream. If this decision is made, the Contractowner can use any remaining Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE® Advantage. Owners of the Lincoln Lifetime IncomeSM Advantage rider are guaranteed the ability to purchase i4LIFE® Advantage Guaranteed Income Benefit in the future even if it is no longer generally available for purchase. Owners of Lincoln Lifetime IncomeSM Advantage are also guaranteed that the annuity factors that are used to calculate the initial Guaranteed Income Benefit under i4LIFE® Advantage will be the annuity factors in effect as of the day they purchased Lincoln Lifetime IncomeSM Advantage. In addition, owners of Lincoln Lifetime IncomeSM Advantage may in the future purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase Lincoln Lifetime IncomeSM Advantage.
i4LIFE® Advantage Guaranteed Income Benefit for Lincoln Lifetime IncomeSM Advantage purchasers must be elected before the Annuity Commencement Date and by age 99 for nonqualified contracts or age 85 for qualified contracts. See i4LIFE® Advantage Guaranteed Income Benefit sections of this prospectus. The charges for these benefits will be the current charge for new purchasers in effect for the i4LIFE® Advantage and the current Guaranteed Income Benefit charge in effect for prior purchasers of Lincoln Lifetime IncomeSM Advantage at the time of election of these benefits. If you use your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE® Advantage and the Guaranteed Income Benefit in effect for at least 3 years.
Below is an example of how the Guaranteed Amount from Lincoln Lifetime IncomeSM Advantage is used to establish the Guaranteed Income Benefit with i4LIFE® Advantage.
Prior to i4LIFE® Advantage election:
Contract Value = $100,000
Guaranteed Amount = $150,000
After i4LIFE®Advantage election:
Regular Income Payment = $6,700 per year = Contract Value divided by the i4LIFE® Advantage annuity factor
Guaranteed Income Benefit = $7,537.50 per year = Guaranteed Amount divided by Guaranteed Income Benefit Table factor applicable to owners of the Lincoln Lifetime IncomeSM Advantage rider.
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Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. The Death Benefit calculation for certain Death Benefit options in effect prior to the Annuity Commencement Date may change for Contractowners with an active Lincoln Lifetime IncomeSM Advantage. Certain Death Benefit options provide that all withdrawals reduce the Death Benefit in the same proportion that the withdrawals reduce the Contract Value. If you elect Lincoln Lifetime IncomeSM Advantage, withdrawals less than or equal to the Maximum Annual Withdrawal amount will reduce the sum of all Purchase Payments option of the Death Benefit on a dollar for dollar basis. This applies to the Guarantee of Principal Death Benefit, and only the sum of all Purchase Payments alternative of the Enhanced Guaranteed Minimum Death Benefit, whichever is in effect. See The Contracts – Death Benefits. Any Excess Withdrawals will reduce the sum of all Purchase Payments in the same proportion that the withdrawals reduced the Contract Value under any Death Benefit option in which proportionate withdrawals are in effect. This change has no impact on Death Benefit options in which all withdrawals reduce the Death Benefit calculation on a dollar for dollar basis. The terms of your contract will describe which method is in effect for your contract.
The following example demonstrates how a withdrawal will reduce the Death Benefit if both the Enhanced Guaranteed Minimum Death Benefit (EGMDB) and Lincoln Lifetime IncomeSM Advantage are in effect when the Contractowner dies. Note that this calculation applies only to the sum of all Purchase Payments calculation and not for purposes of reducing the highest anniversary Contract Value under the EGMDB:
Contract Value before withdrawal $80,000
Maximum Annual Withdrawal Amount $ 5,000
Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of this prospectus:
a)	Contract Value $80,000
b)	Sum of Purchase Payments $100,000
c)	Highest anniversary Contract Value $150,000
Withdrawal of $9,000 will impact the Death Benefit calculations as follows:
a)	$80,000 - $9,000 = $71,000 (Reduction $9,000)
b)	$100,000 - $5,000 = $95,000 (dollar for dollar reduction of Maximum Annual Withdrawal amount)
$95,000 - $5,067 = $89,933 [$95,000 x ($4,000/$75,000) = $5,067] Proportionate reduction of Excess Withdrawal. Total reduction = $10,067.
c)	$150,000 - $16,875 = $133,125 [$150,000 x $9,000/$80,000 = $16,875] The entire $9,000 withdrawal reduces the Death Benefit option proportionately. Total reduction = $16,875.
Item c) provides the largest Death Benefit of $133,125.
Lincoln SmartSecurity® Advantage
The Lincoln SmartSecurity® Advantage rider is no longer available for purchase.
This benefit provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial Purchase Payment (or Contract Value if elected after contract issue) adjusted for subsequent Purchase Payments, step-ups and withdrawals in accordance with the provisions set forth below. There are two options that step-up the Guaranteed Amount to a higher level (the Contract Value at the time of the step-up):
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up or
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up, the Contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value, if higher, on each Benefit Year anniversary through the tenth anniversary. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, the Contractowner can also initiate additional 10-year periods of automatic step-ups.
You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single life or joint life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse. These options are discussed below in detail.
If you purchased this rider, you are limited in how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements.
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Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If the Contractowner elects to step-up the Guaranteed Amount (this does not include Automatic Annual Step-ups within a 10-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next Valuation Date after notice of the step-up is approved by us.
Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when and how you elect the benefit. If you elected the benefit at the time you purchased the contract, the Guaranteed Amount equals your initial Purchase Payment. If you elected the benefit after we issued the contract, the Guaranteed Amount equals the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option and $10,000,000 for Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option. This maximum takes into consideration the combined guaranteed amounts under the Living Benefit Riders of all Lincoln New York contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
Additional Purchase Payments automatically increase the Guaranteed Amount by the amount of the Purchase Payment (not to exceed the maximum); for example, a $10,000 additional Purchase Payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero.
Each withdrawal reduces the Guaranteed Amount as discussed below.
Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional Purchase Payments and step-ups are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount.
Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary up to and including the tenth Benefit Year if:
a.	the Contractowner or joint owner is still living; and
b.	the Contract Value as of the Valuation Date, after the deduction of any withdrawals (including surrender charges and Interest Adjustments), the rider charge and account fee plus any Purchase Payments made on that date is greater than the Guaranteed Amount immediately preceding the Valuation Date.
After the tenth Benefit Year anniversary, you may initiate another 10-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:
a.	each Contractowner and Annuitant is under age 81; and
b.	the Contractowner or joint owner is still living.
If you choose, we will administer this election for you automatically, so that a new 10-year period of step-ups will begin at the end of each prior 10-year step-up period.
Following is an example of how the step-ups work in the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Guaranteed Amount
Initial Purchase Payment $50,000	$50,000	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$54,000
3rd Benefit Year anniversary	$57,000	$57,000
Annual step-ups, if the conditions are met, will continue until (and including) the tenth Benefit Year anniversary. If you had elected to have the next 10-year period of step-ups begin automatically after the prior 10-year period, annual step-ups, if conditions are met, will continue beginning on the eleventh Benefit Year anniversary.
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the fifth anniversary of the rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the Contract Value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.
Under both the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up and the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up options, Contractowner elected step-ups (other than automatic step-ups) will be effective on the next Valuation Date
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after we receive your request and a new Benefit Year will begin. Purchase Payments and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.
A Contractowner elected step-up (including Contractowner step-ups that we administer for you to begin a new 10-year step-up period) may cause a change in the charge rate for this benefit. There is no change in the charge rate when automatic, annual step-ups occur during a 10-year period. See Charges and Other Deductions – Rider Charges – Lincoln SmartSecurity® Advantage Charge.
Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero.
On the effective date of the rider, the Maximum Annual Withdrawal amount is:
•	7% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option; and
•	5% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option.
If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 7% or 5% (depending on your option) of any additional Purchase Payments. For example, if the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option with a Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal amount to the greater of:
a.	the Maximum Annual Withdrawal amount immediately prior to the step-up; or
b.	7% or 5% (depending on your option) of the new (stepped-up) Guaranteed Amount.
If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:
1.	the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis; and
2.	the Maximum Annual Withdrawal amount will remain the same.
Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges or the Interest Adjustment on the amount withdrawn from the fixed account, if applicable. See The Contracts - Fixed Side of the Contract. If the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in the form of systematic installments, as calculated by Lincoln, of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code Section 401(a)(9) for this Contract Value, and no other withdrawals are taken. Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters.
When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:
1.	The Guaranteed Amount is reduced to the lesser of:
•	the Contract Value immediately following the withdrawal; or
•	the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.
2.	The Maximum Annual Withdrawal amount will be the lesser of:
•	the Maximum Annual Withdrawal amount immediately prior to the withdrawal; or
•	the greater of:
•	7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or
•	7% or 5% (depending on your option) of the Contract Value immediately following the withdrawal; or
•	the new Guaranteed Amount.
The following example of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option demonstrates the impact of a withdrawal in excess of the Maximum Annual Withdrawal amount on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 Excess Withdrawal caused a $32,000 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal = $5,000 (5% of the initial Guaranteed Amount of $100,000)
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After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650
The Guaranteed Amount was reduced to the lesser of the Contract Value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($85,000 - $7,000 = $78,000).
The Maximum Annual Withdrawal amount was reduced to the lesser of:
1.	Maximum Annual Withdrawal amount prior to the withdrawal ($5,000); or
2.	The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the Contract Value following the withdrawal ($2,650); or
3.	The new Guaranteed Amount ($53,000).
The lesser of these three items is $2,650.
In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal amount may not be sufficient to satisfy your required minimum distributions under the Internal Revenue Code. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal amount. Withdrawals over the Maximum Annual Withdrawal amount may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal amount, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with those withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.
Withdrawals in excess of the Maximum Annual Withdrawal amount will be subject to surrender charges (to the extent that total withdrawals exceed the free amount of withdrawals allowed during a Contract Year) and an Interest Adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the Interest Adjustment calculation.
Lifetime Withdrawals. (Available only with the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single or joint life options and not the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option or the prior version of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option). Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (Contractowner) lifetime (single life option) or for the lifetimes of you (Contractowner) and your spouse (joint life option), as long as:
1.	No withdrawals are made before you (and your spouse if a joint life) are age 65; and
2.	An Excess Withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.
If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.
If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:
1.	If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the Contract Value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or
2.	The Contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first Valuation Date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that Valuation Date. This will reduce your Maximum Annual Withdrawal amount. A Contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:
a.	the Contractowner (and spouse if applicable) is age 65;
b.	the contract is currently within a 10-year automatic step-up period described above (or else a Contractowner submits a step-up request to start a new 10-year automatic step-up period) (the Contractowner must be eligible to elect a step-up; i.e., all Contractowners and the Annuitant must be alive and under age 81); and
c.	you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.
As an example of these two situations, if you purchased the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single life with $100,000, your initial Guaranteed Amount is $100,000 and your initial Maximum Annual Withdrawal amount is $5,000. If you
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make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $95,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or Contractowner-elected) causes the Guaranteed Amount to equal or exceed $100,000, then the Maximum Annual Withdrawal amount of $5,000 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a 10-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount; 5% of $95,000 is $4,750. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless Excess Withdrawals are made.
The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value. If the contract is surrendered, the Contractowner will receive the Contract Value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.
Guaranteed Amount Annuity Payment Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payment Option is available.
The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in this prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and may continue until death if the lifetime Maximum Annual Withdrawal is in effect. This may result in a partial, final payment. You would consider this option only if your Contract Value is less than the Guaranteed Amount (and you don't believe the Contract Value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero.
If the Contract Value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.
Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up – single life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new single life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider:
1.	the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount;
2.	whether it is important to have Maximum Annual Withdrawal amounts for life or only until the Guaranteed Amount is reduced to zero; and
3.	the cost of the single life option.
Upon the first death under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up – joint life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's Beneficiary elects to take the annuity Death Benefit in installments over life expectancy, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse Beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the joint life option to the single life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on
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the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. In deciding whether to make this change, the surviving spouse should consider:
1.	if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease; and
2.	if the cost of the single life option is less than the cost of the joint life option.
If the surviving spouse of the deceased Contractowner continues the contract, the remaining automatic step-ups under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, will apply to the spouse as the new Contractowner. Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, the new Contractowner is eligible to elect to step-up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new Contractowner must meet all conditions for a step-up.
If a non-spouse Beneficiary elects to receive the Death Benefit in installments over life expectancy (thereby keeping the contract in force), the Beneficiary may continue the Lincoln SmartSecurity® Advantage if desired. Automatic step-ups under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the Contract Value declines below the Guaranteed Amount (as adjusted for withdrawals of Death Benefit payments), the Beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the Death Benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this rider. If there are multiple Beneficiaries, each Beneficiary will be entitled to continue a share of the Lincoln SmartSecurity® Advantage equal to his or her share of the Death Benefit.
Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may change from a joint life option to a single life option (if available) (if the Contractowner is under age 81) at the current rider charge of the single life option. At the time of the change, the Guaranteed Amount will be reset to the current Contract Value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.
After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.
Termination. After the later of the fifth Benefit Year anniversary of the effective date of the rider or the fifth Benefit Year anniversary of the most recent Contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. Lincoln SmartSecurity® Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
•	upon the election of i4LIFE® Advantage;
•	if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
•	when the Maximum Annual Withdrawal or Contract Value is reduced to zero due to an Excess Withdrawal; or
•	upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.
If you terminate the rider, you must wait one year before you can purchase any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Option. Contractowners with an active Lincoln SmartSecurity® Advantage rider who decide to terminate their rider and purchase i4LIFE® Advantage can use any remaining Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE® Advantage terms and charge in effect at the time of the i4LIFE® Advantage election (i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is not available). Contractowners may consider this if i4LIFE® Advantage will provide a higher payout amount, among other reasons. There are many factors to consider when making this decision, including the cost of the riders, the payout amounts and applicable guarantees. You should discuss this decision with your registered representative. See The Contracts – Living Benefit Riders – i4LIFE® Advantage.
4LATER® Advantage (Managed Risk)
4LATER® Advantage (Managed Risk) is a rider that provides an Income Base which will be used to establish the amount of the Guaranteed Income Benefit payment upon the election of i4LIFE® Advantage. If you elect 4LATER® Advantage (Managed Risk), you must
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later elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) in order to receive a benefit from 4LATER® Advantage (Managed Risk). You will be subject to certain Investment Requirements in which your Contract Value must be allocated among specified Subaccounts. See The Contracts – Investment Requirements.
Income Base. The Income Base is an amount used to calculate the Guaranteed Income Benefit under i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) at a later date. The Income Base is not available to you as a lump sum withdrawal or as a Death Benefit. The initial Income Base varies based on when you elect the rider. If you elect 4LATER® Advantage (Managed Risk) at the time you purchase the contract, the Income Base will be equal to the initial Purchase Payment. If you elect the rider after you have purchased the contract, the initial Income Base will equal the Contract Value on the effective date of 4LATER® Advantage (Managed Risk). The maximum Income Base is $10,000,000. The maximum takes into consideration the total guaranteed amounts from all Lincoln New York contracts (or contracts issued by our affiliates) in which you (and/or Secondary Life, if joint life option) are the covered lives.
Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payments (not to exceed the maximum Income Base). For example, an additional Purchase Payment of $10,000 will increase the Income Base by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000, the charge for 4LATER® Advantage (Managed Risk) will change to the then current charge in effect on the next Benefit Year anniversary. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.
Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal. This means that the reduction in the Income Base could be more than the dollar amount of the withdrawal.
The following example demonstrates the impact of a withdrawal on the Income Base and the Contract Value. The Contractowner makes a withdrawal of $11,200 which causes a $12,550 reduction in the Income Base.
Prior to the withdrawal:
Contract Value = $112,000
Income Base = $125,500
After a withdrawal of $11,200, the Contract Value is reduced by 10% ($11,200) and the Income Base is also reduced by 10%, the same proportion by which the withdrawal reduced the Contract Value ($11,200 ÷ $112,000)
Contract Value = $100,800 ($112,000 - $11,200)
Income Base = $112,950 ($125,500 x 10% = $12,550; $125,500 - $12,550 = $112,950)
In a declining market, withdrawals may significantly reduce your Income Base. If the Income Base is reduced to zero due to withdrawals, this rider will terminate. If the Contract Value is reduced to zero due to a withdrawal, both the rider and the contract will terminate.
Automatic Annual Step-up. The Income Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Annuitant (single life option), or the Secondary Life (joint life option) are still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the rider charge and account fee), plus any Purchase Payments made on that date is equal to or greater than the Income Base after the 5% Enhancement (if any).
The Automatic Annual Step-up is available even in years in which a withdrawal has occurred.
5% Enhancement. On each Benefit Year anniversary, the Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5% if:
a.	the Annuitant (as well as the Secondary Life if the joint life option is in effect) are under age 86; and
b.	if there were no withdrawals in the preceding Benefit Year; and
c.	the rider is within the Enhancement Period described below.
The Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the 5% Enhancements will terminate at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Any new Purchase Payment made after the initial Purchase Payment will be added immediately to the Income Base. However, any new Purchase Payment must be invested in the contract for at least one Benefit Year before it will be used in calculating the 5% Enhancement. Any new Purchase Payments made within the first 90 days after the effective date of 4LATER® Advantage (Managed Risk) will be included in the Income Base for purposes of calculating the 5% Enhancement on the first Benefit Year anniversary.
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If you decline the Automatic Annual Step-up during the first 10 Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the 4LATER® Advantage (Managed Risk) charge could increase to the then current charge at the time of any 5% Enhancements after the 10th Benefit Year anniversary. You will have the option to opt out of the enhancements after the 10th Benefit Year. In order to be eligible to receive further 5% Enhancements the Annuitant (single life option), or the Secondary Life (joint life option) must still be living and be under age 86.
Note: The 5% Enhancement is not available in any Benefit Year there is a withdrawal from Contract Value. A 5% Enhancement will occur in subsequent years only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next Benefit Year, the enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Income Base (assuming no withdrawals):
Initial Purchase Payment = $100,000; Income Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000
Additional Purchase Payment on day 95 = $10,000; Income Base = $125,000
On the first Benefit Year anniversary, the Income Base will not be less than $130,750 ($115,000 x 1.05% = $120,750 plus $10,000). The $10,000 Purchase Payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year anniversary.
As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Income Base, you will not receive the 5% Enhancement. If the Automatic Annual Step-up and the 5% Enhancement increase the Income Base to the same amount then you will receive the Automatic Annual Step-up. The 5% Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10,000,000.
You will not receive the 5% Enhancement on any Benefit Year anniversary in which there is a withdrawal. The 5% Enhancement will occur on the following Benefit Year anniversary if no further withdrawals are made from the contract and the rider is within the Enhancement Period.
The following is an example of how the Automatic Annual Step-ups and the 5% Enhancement affect the Income Base and the potential for the charge to increase or decrease (assuming there have been no withdrawals or new Purchase Payments):
	Contract Value	Income Base with 5% Enhancement	Income Base	Potential for Charge to Change
Initial Purchase Payment $50,000	$50,000	N/A	$50,000	N/A
1st Benefit Year anniversary	$54,000	$52,500	$54,000	Yes
2nd Benefit Year anniversary	$53,900	$56,700	$56,700	No
3rd Benefit Year anniversary	$56,000	$59,535	$59,535	No
4th Benefit Year anniversary	$64,000	$62,512	$64,000	Yes
On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). An Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10,000,000.
Death Prior to the Annuity Commencement Date. 4LATER® Advantage (Managed Risk) has no provision for a payout of the Income Base or any other Death Benefit upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of the 4LATER® Advantage (Managed Risk) does not impact the Death Benefit options available for purchase with your annuity contract. Generally all Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9), as amended. See The Contracts – Death Benefit.
If the Contractowner is not also named as the Annuitant or the Secondary Life, upon the first death of the Annuitant or Secondary Life, the 4LATER® Advantage (Managed Risk) rider will continue. Upon the second death of either the Annuitant or Secondary Life, 4LATER® Advantage (Managed Risk) will terminate.
Upon the death of the Contractowner, the 4LATER® Advantage (Managed Risk) rider will continue only if either Annuitant or the Secondary Life becomes the new Contractowner and payments under i4LIFE® Advantage begin within one year after the death of the Contractowner.
Eligibility. To elect 4LATER® Advantage (Managed Risk), the Contractowner, Annuitant and Secondary Life under the joint life option must be age 85 or younger.
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4LATER® Advantage (Managed Risk) is not available for purchase with qualified contracts and is designed primarily for purchasers of nonqualified contracts where the Contractowner and Annuitant are different people (single life option) or with joint life benefits where the Secondary Life is not a spouse. If you are eligible to elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and you purchase joint life benefits where Secondary Life is a spouse, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) generally offers better benefits for the same charge. Please see Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), for more information about Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
Termination. After the fifth anniversary of the effective date of the 4LATER® Advantage (Managed Risk) rider, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. 4LATER® Advantage (Managed Risk) will automatically terminate:
•	on the Annuity Commencement Date; or
•	upon election of Lincoln Market SelectSM Advantage; or
•	if the Annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral; or
•	upon the second death of either the Annuitant or Secondary Life; or
•	when the Income Base is reduced to zero due to withdrawals; or
•	the last day that you can elect i4LIFE® Advantage (age 99 for nonqualified contracts); or
•	upon termination of the underlying contract.
This termination will not result in any increase in Contract Value equal to the Income Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who previously purchased 4LATER® Advantage (Managed Risk). Contractowners with an active 4LATER® Advantage (Managed Risk) may purchase i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) at the terms in effect when the Contractowner purchased 4LATER® Advantage (Managed Risk) rider. i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) provides for periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period), a Death Benefit during the Access Period, and a minimum payout floor, called the Guaranteed Income Benefit. You will be required to adhere to certain Investment Requirements during the time you own i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). See Living Benefit Riders - i4LIFE® Advantage Guaranteed Income Benefit for more information.
Once you elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), you can use the greater of the Income Base under 4LATER® Advantage (Managed Risk) or Account Value to establish the Guaranteed Income Benefit under i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). This decision must be made by the maximum age to elect i4LIFE® Advantage, which is age 95. Purchasers of 4LATER® Advantage (Managed Risk) who have waited until after the fifth Benefit Year anniversary may elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) until age 99.
If you elect the 4LATER® Advantage (Managed Risk) joint life option, you must purchase i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) joint life option.
Contractowners who elect 4LATER® Advantage (Managed Risk) are guaranteed the ability in the future to elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) even if it is no longer available for purchase. They are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those at the time they elected 4LATER® Advantage (Managed Risk). The minimum length of the i4LIFE® Advantage Access Period will vary based upon when you purchased your 4LATER® Advantage (Managed Risk) rider and how long the rider was in effect before you decided to purchase i4LIFE® Advantage. These requirements are specifically listed in the i4LIFE® Advantage Guaranteed Income Benefit section of this prospectus under Impacts to i4LIFE® Advantage Regular Income Payments.
The Contractowner must elect the levelized option for Regular Income Payments. While i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period.
You should consider electing i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) when you are ready to immediately start receiving i4LIFE® Advantage payments. Payments from a nonqualified contract that a person receives under i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) are treated as “amounts received as an annuity” under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an “exclusion ratio” as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income tax rates), and the remainder is treated as a nontaxable return of Purchase Payments.
i4LIFE® Advantage
i4LIFE® Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in
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this prospectus. You may also purchase i4LIFE® Advantage Guaranteed Income Benefit for an additional charge. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage is an Annuity Payout option that provides you with variable, periodic Regular Income Payments for life subject to certain conditions. These payouts are made during two time periods: an Access Period and a Lifetime Income Period. During the Access Period, you have access to your Account Value, which means you may surrender the contract, make withdrawals, and have a Death Benefit. During the Lifetime Income Period, you no longer have access to your Account Value. You choose the length of the Access Period when you select i4LIFE® Advantage; the Lifetime Income Period begins immediately after the Access Period ends and continues until your death (or the death of a Secondary Life, if later). i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. You may also purchase the Guaranteed Income Benefit which provides a minimum payout floor for your Regular Income Payments. You choose when you want to receive your first Regular Income Payment and the frequency with which you will receive Regular Income Payments. The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving the Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. This option is available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP market). This option is subject to a charge while the i4LIFE® Advantage is in effect computed daily on the Account Value. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected after the effective date of the contract and before any other Annuity Payout option under this contract is elected by sending a completed i4LIFE® Advantage election form to our Servicing Office. When you elect i4LIFE® Advantage, you must choose the Annuitant, Secondary Life, if applicable, and make several choices about your Regular Income Payments. The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefits regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election.
i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life, if applicable, are age 59½ or older at the time the rider is elected. i4LIFE® Advantage Guaranteed Income Benefit must be elected by age 80 on IRA contracts or age 95 for nonqualified contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, unless a Guaranteed Income Benefit has been elected. If the Guaranteed Income Benefit option has been elected on an IRA contract, additional Purchase Payments may be made until the initial Guaranteed Income Benefit is calculated. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.
If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or Before the Annuity Commencement Date.
When you elect i4LIFE® Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE® Advantage, unless you elect a less expensive Death Benefit option. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began. See The Contracts – i4LIFE® Advantage Death Benefits.
Access Period. At the time you elect i4LIFE® Advantage, you also select the Access Period, which begins on the Periodic Income Commencement Date. The Access Period is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit, and during which you may surrender the contract and make withdrawals from your Account Value (defined below). At the end of the Access Period, the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). This is called the Lifetime Income Period. During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends.
We will establish the minimum (currently 5 years) and maximum (currently the length of time between your current age and age 115 for nonqualified contracts or to age 100 for qualified contracts) Access Periods at the time you elect i4LIFE® Advantage. Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Servicing Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. The minimum Access Period requirements
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for Guaranteed Income Benefits are longer than the requirements for i4LIFE® Advantage without a Guaranteed Income Benefit. Shortening the Access Period will terminate the Guaranteed Income Benefit. See Guaranteed Income Benefit with i4LIFE® Advantage.
Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life and the Account Value will be reduced to zero.
Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living and access to your Account Value during the Access Period. When you elect i4LIFE® Advantage, you will have to choose the date you will receive the initial Regular Income Payment. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage. You also select when the Access Period ends and when the Lifetime Income Period begins. You must also select the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the Assumed Investment Return (“AIR”). These choices will influence the amount of your Regular Income Payments.
If you do not choose a payment frequency, the default is a monthly frequency. You may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, at the beginning of each calendar year. You also choose the AIR. AIR rates of 3%, 4%, or 5% may be available. As of February 15, 2016, the 5% AIR is no longer available for i4LIFE® Advantage elections. The higher the AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. You also choose the length of the Access Period. At this time, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries.
Regular Income Payments are not subject to any applicable surrender charges or Interest Adjustments. See Charges and Other Deductions. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.
The amount of the initial Regular Income Payment is determined on the Periodic Income Commencement Date by dividing the Contract Value, less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life, if applicable;
•	the length of the Access Period selected;
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit of the entire Account Value will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit of the full Account Value was payable. (The Contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.
The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%.
Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal.
For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a
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joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage (and any Guaranteed Income Benefit if applicable) will terminate.
Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life (if living);
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln New York's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.
Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.
During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.
i4LIFE® Advantage Death Benefits
i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is available during the Access Period. This Death Benefit is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is elected.
i4LIFE® Advantage Guarantee of Principal Death Benefit. The i4LIFE® Advantage Guarantee of Principal Death Benefit is available during the Access Period and will be equal to the greater of:
•	the Account Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit, reduce the Death Benefit by the dollar amount of the payment; and
•	all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:
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i4LIFE® Advantage Guarantee of Principal Death Benefit	$200,000
Total i4LIFE® Regular Income Payment	$25,000
Additional Withdrawal	$15,000	($15,000/$150,000=10% withdrawal)
Account Value at the time of Additional Withdrawal	$150,000
Death Benefit Value after i4LIFE® Regular Income Payment = $200,000 - $25,000 = $175,000
Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500
Reduction in Death Benefit Value for Withdrawal = $175,000 x 10% = $17,500
The Regular Income Payments reduce the Death Benefit by $25,000 and the additional withdrawal causes a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value.
During the Access Period, contracts with the i4LIFE® Advantage Guarantee of Principal Death Benefit may elect to change to the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at our Servicing Office. We will effect the change in Death Benefit on the Valuation Date we receive the request, at our Servicing Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage Guarantee of Principal Death Benefit.
i4LIFE® Advantage EGMDB. The i4LIFE® Advantage EGMDB is only available during the Access Period. This benefit is the greatest of:
•	the Account Value as of the Valuation Date on which we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit, reduce the Death Benefit by the dollar amount of the payment or in the same proportion that Regular Income Payments reduce the Account Value, depending on the terms of your contract; and
•	all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election; or
•	the highest Account Value or Contract Value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or Contract Value is increased by Purchase Payments and is decreased by Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or Contract Value is obtained. Regular Income Payments and withdrawals are deducted in the same proportion that Regular Income Payments and withdrawals reduce the Contract Value or Account Value.
When determining the highest anniversary value, if you elected the EGMDB in the base contract and this Death Benefit was in effect when you purchased i4LIFE® Advantage, we will look at the Contract Value before i4LIFE® Advantage and the Account Value after the i4LIFE® Advantage election to determine the highest anniversary value.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
Contracts with the i4LIFE® Advantage EGMDB may elect to change to the i4LIFE® Advantage Guarantee of Principal or the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at the Servicing Office. We will effect the change in Death Benefit on the Valuation Date we receive the request, at our Servicing Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage EGMDB.
General Death Benefit Provisions. For all Death Benefit options, following the Access Period, there is no Death Benefit. The Death Benefits also terminate when the Account Value equals zero, because the Access Period terminates.
If there is a change in the Contractowner, joint owner or Annuitant during the life of the contract, for any reason other than death, the only Death Benefit payable for the new person will be the i4LIFE® Advantage Account Value Death Benefit. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.
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If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program.
If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved by us. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the contract at that time.
If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Guaranteed Income Benefit with i4LIFE® Advantage
A Guaranteed Income Benefit may be available for purchase when you elect i4LIFE® Advantage which ensures that your Regular Income Payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. There are two versions of i4LIFE®Advantage Guaranteed Income Benefit currently available for purchase (unless you are guaranteed the right to elect a prior version under the terms of your Living Benefit Rider) – i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and i4LIFE® Advantage Guaranteed Income Benefit (version 4).
i4LIFE® Advantage Guaranteed Income Benefit is an optional feature that provides a Guaranteed Income Benefit percentage and requires that you adhere to certain Investment Requirements. See Investment Requirements in this prospectus for more information about the Investment Requirements applicable to your version of i4LIFE® Advantage Guaranteed Income Benefit. You will be subject to Investment Requirements applicable to your rider for the entire time you own the rider. Failure to comply with the Investment Requirements will result in the termination of the rider. See i4LIFE® Advantage Guaranteed Income Benefit – Termination for more information. All of the other terms and conditions of i4LIFE® Advantage Guaranteed Income Benefit (version 4) continue to apply to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk).
As discussed below, certain features of the Guaranteed Income Benefit may be impacted if you purchased a Living Benefit Rider prior to electing i4LIFE® Advantage Guaranteed Income Benefit. Refer to the 4LATER® Advantage section of this prospectus for a discussion of the 4LATER® Guaranteed Income Benefit.
Additional Purchase Payments cannot be made to a contract with the Guaranteed Income Benefit. You are also limited in how much you can invest in certain Subaccounts. See the Contracts – Investment Requirements.
There is no guarantee that any version of i4LIFE® Advantage Guaranteed Income Benefit will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit Riders. However, a Contractowner with Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) (including Lincoln Lifetime IncomeSM Advantage 2.0), Lincoln Market SelectSM Advantage or 4LATER® Advantage (Managed Risk) who decides to terminate that rider to purchase i4LIFE® Advantage will be guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in the prior rider.
You may elect any available version of the Guaranteed Income Benefit when you elect i4LIFE® Advantage or during the Access Period, if still available for election, subject to terms and conditions at that time. You may choose not to purchase the Guaranteed Income Benefit at the time you purchase i4LIFE® Advantage by indicating that you do not want the i4LIFE® Advantage Guaranteed Income Benefit on the election form at the time that you purchase i4LIFE® Advantage. If you intend to use the Guaranteed Amount or the Income Base from a previously elected Living Benefit Rider to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE® Advantage.
The i4LIFE® Advantage Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. See i4LIFE® Advantage – General i4LIFE® Provisions for an example.
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Contractowners with Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk) who wish to elect i4LIFE® Advantage Guaranteed Income Benefit must elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). Please refer to your Living Benefit Rider regarding the availability of prior versions of Guaranteed Income Benefit.
Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4). The following discussion applies to both Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4) unless otherwise specified. The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base or Guaranteed Amount as applicable), based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The specified percentages and the corresponding age-bands for calculating the initial Guaranteed Income Benefit are outlined in the applicable table below for riders elected on or after May 20, 2013. Lincoln SmartSecurity® Advantage purchasers use the date of the i4LIFE® Advantage Guaranteed Income Benefit election to determine the table applicable to their contracts. (i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is not available to Lincoln SmartSecurity® Advantage purchasers.)
Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for:
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections or for purchasers of
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk)
on or after May 20, 2013.
Single Life Option		Joint Life Option
Age	Percentage of Account Value or Income Base*	Age (younger of you and your spouse’s age)	Percentage of Account Value or Income Base*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 69	4.00%
65 – 69	4.50%	70 – 74	4.50%
70 – 79	5.00%	75 – 79	5.00%
80+	5.50%	80+	5.50%

*	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider’s effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Advantage (Managed Risk) may use any remaining Income Base to establish the initial Guaranteed Income Benefit.
i4LIFE® Advantage Guaranteed Income Benefit (version 4) elections or for prior purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 on or after May 20, 2013.
Single Life Option		Joint Life Option
Age	Percentage of Account Value, Income Base or Guaranteed Amount*	Age (younger of you and your spouse’s age)	Percentage of Account Value, Income Base or Guaranteed Amount*
Under age 40	2.00%	Under age 40	2.00%
40 – 54	2.50%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	3.00%
59 - 64	3.50%	59 – 69	3.50%
65 – 69	4.00%	70 – 74	4.00%
70 – 74	4.50%	75+	4.50%
75+	5.00%

*	Purchasers of Lincoln SmartSecurity® Advantage (regardless of the rider effective date) may use any remaining Guaranteed Amount (if greater than the Account Value) to calculate the initial Guaranteed Income Benefit. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.
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i4LIFE® Advantage Guaranteed Income Benefit elections for prior purchasers of Lincoln Market SelectSM Advantage.
	Table A for i4LIFE® Advantage Regular Income Payments or withdrawals taken prior to the 5th Benefit Year anniversary (Percentage of Account Value or Income Base*)		Table B for i4LIFE® Advantage Regular Income Payments or withdrawals taken on and after the 5th Benefit Year anniversary (Percentage of Account Value or Income Base*)
Age	Single Life	Joint Life	Single Life	Joint Life
Under age 40	1.50%	1.50%	2.50%	2.50%
40 – 54	2.00%	2.00%	3.00%	3.00%
55 – 58	2.50%	2.50%	3.50%	3.50%
59 – 64	3.00%	3.00%	4.00%	4.00%
65 – 69	3.50%	3.00%	4.50%	4.00%
70 – 74	4.00%	3.50%	5.00%	4.50%
75 – 79	4.00%	4.00%	5.00%	5.00%
80+	4.50%	4.50%	5.50%	5.50%

*	Purchasers of Lincoln Market SelectSM Advantage may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider’s effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit.
Note that Guaranteed Income Benefit percentages for riders purchased prior to May 20, 2013, can be found in an Appendix to this prospectus.

If the amount of your i4LIFE® Advantage Regular Income Payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment). (Regular Income Payments also reduce the Account Value.) This payment will be made from the variable Subaccounts and the fixed account proportionately, according to your investment allocations.
If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. If your Account Value equals zero, no Death Benefit will be paid. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Guaranteed Income Benefit	$810
Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
The Contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.
The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For nonqualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income Commencement Date anniversary. For qualified contracts, the step-up will occur annually on the Valuation Date of the first periodic income payment of each calendar year. The first step-up is the Valuation Date of the first periodic income payment in the next calendar year following the Periodic Income Commencement Date.
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The following example illustrates how the initial Guaranteed Income Benefit is calculated for a 60-year old Contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 4.0% for a 60-year old (single life) per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections table above. The example also assumes that the Account Value has increased due to positive investment returns resulting in a higher recalculated Regular Income Payment. See The Contracts – i4LIFE® Advantage – Regular Income Payments during the Access Period for a discussion of recalculation of the Regular Income Payment.
8/1/2014 Amount of initial Regular Income Payment	$4,801
8/1/2014 Account Value at election of Guaranteed Income Benefit	$100,000
8/1/2014 Initial Guaranteed Income Benefit (4.0% x $100,000 Account Value)	$4,000
8/1/2015 Recalculated Regular Income Payment	$6,000
8/1/2015 Guaranteed Income Benefit after step-up (75% of $6,000)	$4,500
The Contractowner’s Guaranteed Income Benefit was increased to 75% of the recalculated Regular Income Payment.
The next section describes any differences in how the Guaranteed Income Benefit works for Guaranteed Income Benefit (version 3), Guaranteed Income Benefit (version 2) and Guaranteed Income Benefit (version 1). All other features of the Guaranteed Income Benefit not discussed below are the same as in Guaranteed Income Benefit (version 4).
Guaranteed Income Benefit (version 3). Guaranteed Income Benefit (version 3) was available for purchase on or after January 20, 2009 to December 31, 2010 (unless version 3 is available for election at any time per the terms of your Living Benefit Rider). For Guaranteed Income Benefit (version 3) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.
The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every Periodic Income Commencement Date anniversary during a 5-year step-up period. At the end of a step-up period you may elect a new step-up period by submitting a written request to the Servicing Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
Guaranteed Income Benefit (version 2). Guaranteed Income Benefit (version 2) was available for election prior to January 20, 2009 (unless version 2 is available for election at any time per the terms of your Living Benefit Rider). For Guaranteed Income Benefit (version 2) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.
The Guaranteed Income Benefit will automatically step-up every three years on the Periodic Income Commencement Date anniversary to 75% of the current Regular Income Payment, if the result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary during a 15-year step-up period. At the end of a step-up period, you may elect a new 15-year step-up period by submitting a written request to the Servicing Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
Guaranteed Income Benefit (version 1). If you have Guaranteed Income Benefit (version 1), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for election.
The next section describes certain guarantees in Living Benefit Riders relating to the election of the Guaranteed Income Benefit.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). Contractowners who elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may decide to terminate Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and purchase i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) in accordance with the same terms set out above for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). If this decision is made, the Contractowner can use the greater of the Income Base under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, or the Account Value to establish the Guaranteed Income Benefit under i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) who wait until after the 5th Benefit Year anniversary may elect i4LIFE® Advantage Guaranteed Income Benefit until age 99 for nonqualified contracts and 85 for qualified contracts.
Lincoln Market SelectSM Advantage. Contractowners who purchase Lincoln Market SelectSM Advantage are guaranteed the right, in the future, to elect i4LIFE® Advantage Guaranteed Income Benefit (version 4) even if it is no longer available for purchase. They are also guaranteed that the Guaranteed Income Benefit percentages and Access Period requirements will be at least as favorable as those available at the time they purchased Lincoln Market SelectSM Advantage.
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If this election is made, you can use the greater of the Income Base under Lincoln Market SelectSM Advantage reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the Account Value to establish the Guaranteed Income Benefit under i4LIFE® Advantage Guaranteed Income Benefit (version 4). The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base) based on your age (or the age of the younger life under the joint life option) at the time the Guaranteed Income Benefit is elected. The initial Guaranteed Income Benefit will be lower if you took your first withdrawal (either a Guaranteed Annual Income withdrawal or Excess Withdrawal) or elected i4LIFE® Advantage Guaranteed Income Benefit prior to the fifth Benefit Year anniversary of the Lincoln Market SelectSM Advantage rider.
The specific percentages and the corresponding age-bands for this rider are outlined on the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above. Prior to the fifth Benefit Year anniversary, Table A will be used to determine the Guaranteed Income Benefit amount. If you take a withdrawal (either a Guaranteed Annual Income withdrawal or an Excess Withdrawal) or begin receiving Regular Income Payments under i4LIFE® Advantage Guaranteed Income Benefit, prior to the fifth Benefit Year anniversary, Table A will always be used to establish the Guaranteed Income Benefit. On or after the fifth Benefit Year anniversary, as long as no withdrawals occurred prior to the fifth Benefit Year anniversary, Table B will always be used.
Lincoln Lifetime IncomeSM Advantage 2.0. Contractowners who purchase Lincoln Lifetime IncomeSM Advantage 2.0 are guaranteed the ability in the future to purchase i4LIFE® Advantage Guaranteed Income Benefit (version 4) even if it is no longer available for purchase. They are also guaranteed that the Guaranteed Income Benefit percentages and Access Period requirements will be at least as favorable as those available at the time they purchased Lincoln Lifetime IncomeSM Advantage 2.0. See The Contracts - Living Benefit Riders - Lincoln Lifetime IncomeSM Advantage 2.0.
Contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0 rider may decide to terminate Lincoln Lifetime IncomeSM Advantage 2.0 and purchase i4LIFE® Advantage Guaranteed Income Benefit (version 4). If this decision is made, the Contractowner can use the Lincoln Lifetime IncomeSM Advantage 2.0 Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or since the rider’s effective date (if there has not been an Automatic Annual Step-up) if greater than the Account Value to establish the Guaranteed Income Benefit at the terms in effect for purchasers of this rider. If the Contractowner terminates Lincoln Lifetime IncomeSM Advantage 2.0 and purchases i4LIFE® Advantage Guaranteed Income Benefit (version 4) on the last day the Contractowner is eligible to purchase i4LIFE® Advantage, the Contractowner may also use the current Guaranteed Annual Income amount, if higher, to establish the initial Guaranteed Income Benefit. This decision must be made by the maximum age to elect i4LIFE® Advantage, which is age 95 for nonqualified contracts and age 80 for qualified contracts. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to May 21, 2012 who have waited until after the 5th Benefit Year anniversary may elect i4LIFE® Advantage Guaranteed Income Benefit until age 99 for nonqualified contracts and 85 for qualified contracts.
Lincoln SmartSecurity® Advantage. Contractowners who purchased Lincoln SmartSecurity® Advantage may elect the Guaranteed Income Benefit version currently available to them. The remaining Guaranteed Amount (if greater than the Account Value) at the time the initial Guaranteed Income Benefit is determined, will be used to calculate the Guaranteed Income Benefit. The initial Guaranteed Income Benefit will be equal to the applicable percentage based on the age of the younger of the Contractowner and the Secondary Life (joint life), at the time the Guaranteed Income Benefit is elected, multiplied by the remaining Guaranteed Amount. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above.
The following is an example of how the Guaranteed Amount from Lincoln SmartSecurity® Advantage or the Income Base from Lincoln Lifetime IncomeSM Advantage 2.0 may be used to calculate the i4LIFE® Advantage Guaranteed Income Benefit (version 4). The example assumes that on the date that i4LIFE® Advantage Guaranteed Income Benefit (version 4) is elected the Contractowner is 70 years of age and has made no withdrawals from the contract. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 4.5% for a 70-year old (single life) per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above. The example assumes an annual payment mode has been elected.
Account Value (equals Contract Value on date i4LIFE® Advantage Guaranteed Income Benefit (version 4) is elected)	$100,000
Guaranteed Amount/Income Base on date i4LIFE® Advantage Guaranteed Income Benefit (version 4) is elected	$140,000
Amount of initial Regular Income Payment	$5,411	per year
Initial Guaranteed Income Benefit (4.5% x $140,000 Guaranteed Amount/Income Base which is greater than $100,000 Account Value)	$6,300
4LATER® Advantage (Managed Risk). Contractowners who elect 4LATER® Advantage (Managed Risk) must elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) in accordance with the same terms set out above for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). When this decision is made, the Contractowner can use the greater of the Income Base under 4LATER® Advantage (Managed Risk) or the Account Value to calculate the amount of the initial Guaranteed Income Benefit. All other provisions of i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) apply.
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Lincoln Lifetime IncomeSM Advantage. Contractowners who purchased Lincoln Lifetime IncomeSM Advantage are guaranteed that they may use the remaining Guaranteed Amount (if greater than the Account Value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit (version 2 or version 3 only). The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the Contract Value at the time the initial i4LIFE® Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial Regular Income Payment times the remaining Guaranteed Amount divided by the Contract Value, if the Guaranteed Amount is greater than the Contract Value. See the Lincoln Lifetime IncomeSM Advantage – i4LIFE® Advantage Option section for an example of calculation of the Guaranteed Income Benefit using the purchased Lincoln Lifetime IncomeSM Advantage Guaranteed Amount.
Contractowners who purchased Lincoln Lifetime IncomeSM Advantage may also choose to terminate Lincoln Lifetime IncomeSM Advantage to purchase the version of the Guaranteed Income Benefit that is then currently available; however, only the Account Value and not the Guaranteed Amount will be used to establish the Guaranteed Income Benefit. For Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be equal to the applicable percentage, which is based on the age of either the Contractowner (single life option) or the youngest age of either the Contractowner or Secondary Life (joint life option) at the time the Guaranteed Income Benefit is elected, multiplied by the Account Value. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections table above.
Impacts to i4LIFE® Advantage Regular Income Payments. When you select the i4LIFE® Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:
•	A 4% AIR will be used to calculate the Regular Income Payments;
•	The minimum Access Period required for Guaranteed Income Benefit (version 4) is the longer of 20 years (15 years for versions 2 and 3) or the difference between your age (nearest birthday) and age 100 (age 90 for version 4 prior to May 21, 2012; age 85 for versions 2 and 3). The minimum Access Period required for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is the longer of 20 years or the difference between your age (nearest birthday) and age 90. We may change this Access Period requirement prior to election of the Guaranteed Income Benefit. Different minimum Access Period requirements may apply if you use the greater of the Account Value or Income Base (less amounts paid since the last automatic step-up) under Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk) to calculate the Guaranteed Income Benefit as set forth below:

Minimum Access Period
	Elections of i4LIFE® Advantage prior to the 5th Benefit Year anniversary	Elections of i4LIFE® Advantage on and after the 5th Benefit Year anniversary
Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 on or after April 2, 2012	Longer of 20 years or the difference between your age and age 100	Longer of 20 years or the difference between your age and age 95
Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Purchasers of 4LATER® Advantage (Managed Risk) Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012	Longer of 20 years or the difference between your age and age 90	Longer of 15 years or the difference between your age and age 85

•	The maximum Access Period available is to age 115 for nonqualified contracts; to age 100 for qualified contracts.
If you choose to lengthen your Access Period (which must be increased by a minimum of 5 years), your Regular Income Payment will be reduced. For versions 1, 2 and 3 of the Guaranteed Income Benefit, an extension of your Access Period will also reduce your i4LIFE® Advantage Guaranteed Income Benefit in proportion to the reduction in the Regular Income Payment. This reduction of the i4LIFE® Advantage Guaranteed Income Benefit does not apply to Guaranteed Income Benefit (Managed Risk) or Guaranteed Income Benefit (version 4). If you choose to shorten your Access Period, i4LIFE® Advantage Guaranteed Income Benefit will terminate. Refer to the example in the 4LATER® Guaranteed Income Benefit section of this prospectus.
The i4LIFE® Advantage Guaranteed Income Benefit will terminate due to any of the following events:
•	the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency; or
•	upon written notice from the Contractowner to us; or
•	assignment of the contract; or
•	failure to comply with Investment Requirements.
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A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the i4LIFE® Advantage Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified. However, if you used the greater of the Account Value or Income Base under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER® Advantage (Managed Risk) to establish the Guaranteed Income Benefit, any termination of the Guaranteed Income Benefit will also result in a termination of the i4LIFE® Advantage election. If you used your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE® Advantage and the Guaranteed Income Benefit in effect for at least 3 years. If you terminate the i4LIFE® Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE® Advantage Regular Income Payment will be recalculated. The i4LIFE® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.
Availability. The Guaranteed Income Benefit is available with nonqualified and qualified (IRAs and Roth IRAs) contracts. The Contractowner must be under age 96 for nonqualified contracts and under age 81 for qualified contracts at the time this rider is elected. Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4) are the only versions of the Guaranteed Income Benefit currently available for election unless you are guaranteed the right to elect a prior version under the terms of your Living Benefit Rider.
Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments and Guaranteed Income Benefit payments, if applicable, will be recalculated. The Guaranteed Income Benefit is reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The Interest Adjustment may apply.
The following example demonstrates the impact of a withdrawal on the Regular Income Payments and the Guaranteed Income Benefit payments:
i4LIFE® Regular Income Payment before additional withdrawal	$1,200
Guaranteed Income Benefit before additional withdrawal	$900
Account Value at time of additional withdrawal	$150,000
Additional withdrawal	$15,000	(a 10% withdrawal)
Reduction in Guaranteed Income Benefit for additional withdrawal = $900 x 10% = $90
Guaranteed Income Benefit after additional withdrawal = $900 - $90 = $810
Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The Interest Adjustment may apply.
Termination. For IRA annuity contracts, you may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice. Upon termination, the i4LIFE® Advantage charge will end and the Separate Account Annual Expenses for the Death Benefit you have elected will resume. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
For nonqualified contracts, you may not terminate i4LIFE® Advantage once you have elected it.
4LATER® Advantage
The 4LATER® Advantage rider is no longer available for purchase.
4LATER® Advantage (or “4LATER®”) is a rider that protects against market loss by providing you with a method to receive a minimum payout from your annuity. The rider provides an Income Base (described below) prior to the time you begin taking payouts from your annuity. If you elected 4LATER® Advantage, you must elect i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit to receive a benefit from 4LATER® Advantage. Election of these riders may limit how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements. See Charges and Other Deductions for a discussion of the 4LATER® Advantage charge.
4LATER® Advantage Before Payouts Begin
The following discussion applies to 4LATER® Advantage during the accumulation phase of your annuity, referred to as 4LATER®. This is prior to the time any payouts begin under i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit.
Income Base. The Income Base is a value established when you purchase 4LATER® and will only be used to calculate the minimum payouts available under your contract at a later date. The Income Base is not available for withdrawals or as a Death Benefit. If you
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elect 4LATER® at the time you purchase the contract, the Income Base initially equals the Purchase Payments. If you elect 4LATER® after we issue the contract, the Income Base will initially equal the Contract Value on the 4LATER® effective date. Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payments . After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
As described below, during the accumulation phase, the Income Base will be automatically enhanced by 15% (adjusted for additional Purchase Payments and withdrawals as described in the Future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current Contract Value if your Contract Value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln New York automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE® Advantage and establish the 4LATER® Guaranteed Income Benefit, the Income Base (if higher than the Contract Value) is used in the 4LATER® Advantage Guaranteed Income Benefit calculation.
Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER® Effective Date, or on the date of any reset of the Income Base to the Contract Value. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for Purchase Payments and withdrawals) to equal the Future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current Contract Value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.
Future Income Base. 4LATER® provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE® Advantage is elected, you terminate 4LATER® or you reach the Maximum Income Base. See Maximum Income Base. During the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the Future Income Base. The 4LATER® charge will then be assessed on this newly adjusted Income Base, but the charge rate will not change.
Any Purchase Payment made after the 4LATER® Effective Date, but within 90 days of the contract effective date, will increase the Future Income Base by the amount of the Purchase Payment, plus 15% of that Purchase Payment.
Example:
Initial Purchase Payment	$100,000
Purchase Payment 60 days later	$10,000
Income Base	$110,000
Future Income Base (during the 1st Waiting Period)	$126,500	($110,000 x 115%)
Income Base (after 1st Waiting Period)	$126,500
New Future Income Base (during 2nd Waiting Period)	$145,475	($126,500 x 115%)
Any Purchase Payments made after the 4LATER® Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the Purchase Payment plus 15% of that Purchase Payment proportionately for the number of full years remaining in the current Waiting Period.
Example:
Income Base	$100,000
Purchase Payment in Year 2	$10,000
New Income Base	$110,000
Future Income Base (during 1st Waiting Period-Year 2)	$125,500	($100,000 x 115%) +
		($10,000 x 100%) +
		($10,000 x 15% x 1/3)
Income Base (after 1st Waiting Period)	$125,500
New Future Income Base (during 2nd Waiting Period)	$144,325	(125,500 x 115%)
Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
During any subsequent Waiting Periods, if you elect to reset the Income Base to the Contract Value, the Future Income Base will equal 115% of the Contract Value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current Contract Value below.
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In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the Contractowner to establish a 4LATER® Advantage Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.
Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATER® Effective Date. The Maximum Income Base will be increased by 200% of any additional Purchase Payments. In all circumstances, the Maximum Income Base can never exceed $10,000,000. This maximum takes into consideration the combined guaranteed amounts from any Living Benefit Riders under all Lincoln New York contracts (or contracts issued by our affiliates) owned by you or on which you are the Annuitant.
After a reset to the current Contract Value, the Maximum Income Base will equal 200% of the Contract Value on the Valuation Date of the reset not to exceed $10,000,000.
Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
Example:
Income Base	$100,000	Maximum Income Base	$200,000
Purchase Payment in Year 2	$ 10,000	Increase to Maximum Income Base	$ 20,000
New Income Base	$110,000	New Maximum Income Base	$220,000
Future Income Base after Purchase Payment	$125,500	Maximum Income Base	$220,000
Income Base (after 1st Waiting Period)	$125,500
Future Income Base (during 2nd Waiting Period)	$144,325	Maximum Income Base	$220,000
Contract Value in Year 4	$112,000
Withdrawal of 10%	$ 11,200
After Withdrawal (10% adjustment)
Contract Value	$100,800
Income Base	$112,950
Future Income Base	$129,892	Maximum Income Base	$198,000
Resets of the Income Base to the current Contract Value (“Resets”). You may elect to reset the Income Base to the current Contract Value at any time after the initial Waiting Period following: (a) the 4LATER® Effective Date or (b) any prior reset of the Income Base. Resets are subject to a maximum of $10,000,000 and the Annuitant must be under age 81. You might consider resetting the Income Base if your Contract Value has increased above the Income Base (including the 15% automatic enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the Contract Value, the 15% automatic enhancement will not apply until the end of the next Waiting Period.
This reset may be elected by sending a written request to our Servicing Office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the Contract Value is higher than the Income Base (after the Income Base has been reset to the Future Income Base), we will implement this election and the Income Base will be equal to the Contract Value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE® Advantage, the Annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the Contract Value is less than the Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Servicing Office.
At the time of the reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us.
We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATER® Effective Date and starting with each anniversary of the 4LATER® Effective Date after that. If the Contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.
Eligibility. To have purchased 4LATER® Advantage, the Annuitant must have been age 80 or younger. If you plan to elect i4LIFE® Advantage within three years of the issue date of 4LATER® Advantage, you will not receive the benefit of the Future Income Base. i4LIFE® Advantage with 4LATER® Guaranteed Income Benefit must be elected by age 85 for qualified contracts or age 99 for nonqualified contracts.
4LATER® Rider Effective Date. If 4LATER® was elected at contract issue, then it became effective on the contract's effective date. If 4LATER® was elected after the contract was issued, then it became effective on the next Valuation Date following approval by us.
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4LATER® Guaranteed Income Benefit
When you are ready to elect i4LIFE® Advantage Regular Income Payments, the greater of the Income Base accumulated under 4LATER® or the Contract Value will be used to calculate the 4LATER® Guaranteed Income Benefit. The 4LATER® Guaranteed Income Benefit is a minimum payout floor for your i4LIFE® Advantage Regular Income Payments. See Charges and Other Deductions for a discussion of the 4LATER® Guaranteed Income Benefit charge.
The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or Contract Value (or Guaranteed Amount if applicable) on the Periodic Income Commencement Date, by 1,000 and multiplying the result by the rate per $1,000 from the Guaranteed Income Benefit Table in your 4LATER® rider. If the Contract Value is used to establish the 4LATER® Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE® Advantage Regular Income Payment (which is also based on the Contract Value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the Contract Value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE® Advantage Regular Income Payment.
If the amount of your i4LIFE® Advantage Regular Income Payment (which is based on your i4LIFE® Advantage Account Value) has fallen below the 4LATER® Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER® Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER® Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE® Advantage Regular Income Payment. If your Regular Income Payment is less than the 4LATER® Guaranteed Income Benefit, we will reduce your i4LIFE® Advantage Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the 4LATER® Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the Subaccounts and the fixed account proportionately according to your investment allocations.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:
i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Guaranteed Income Benefit	$810
Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
If your Account Value reaches zero as a result of withdrawals to provide the 4LATER® Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER® Guaranteed Income Benefit.
When your Account Value reaches zero, your i4LIFE® Advantage Access Period will end and the i4LIFE® Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATER® Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your Death Benefit. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER® Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living (i.e., the i4LIFE® Advantage Lifetime Income Period). If your Account Value equals zero, no Death Benefit will be paid.
If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the 4LATER® Guaranteed Income Benefit, the 4LATER® Guaranteed Income Benefit will never come into effect.
The 4LATER® Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current Regular Income Payment, if that result is greater than the immediately prior 4LATER® Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary for 15 years. At the end of a 15-year step-up period, the Contractowner may elect a new 15-year step-up period by submitting a written request to the Servicing Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln New York administer this election for you.
Additional Purchase Payments cannot be made to your contract after the Periodic Income Commencement Date. The 4LATER® Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your registered representative.
Impacts to i4LIFE® Advantage Regular Income Payments. At the time you elect i4LIFE® Advantage, you also select the Access Period. See i4LIFE® Advantage – Access Period. Generally, shorter Access Periods will produce a higher initial i4LIFE® Advantage Regular Income Payment and higher Guaranteed Income Benefit payments than longer Access Periods. The minimum Access Period required with the 4LATER® Guaranteed Income Benefit currently is the longer of 15 years or the difference between your current age (nearest birthday) and age 85. We reserve the right to increase this minimum prior to election of 4LATER® Advantage, subject to the terms in your rider. (Note: i4LIFE® Advantage may allow a shorter Access Period if a Guaranteed Income Benefit is not provided.)
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If you choose to lengthen your Access Period at a later date, thereby recalculating and reducing your Regular Income Payment, your 4LATER® Guaranteed Income Benefit will also be recalculated and reduced. The 4LATER® Guaranteed Income Benefit will be adjusted in proportion to the reduction in the Regular Income Payment. If you choose to shorten your Access Period, the 4LATER® rider will terminate.
When you make your 4LATER® Guaranteed Income Benefit and i4LIFE® Advantage elections, you must also choose an AIR of 4% to calculate your i4LIFE® Advantage Regular Income Payments. Once you have elected 4LATER®, the AIR rate will not change.
The following is an example of what happens when you extend the Access Period:
Assume:
i4LIFE® Advantage remaining Access Period = 10 years
Current i4LIFE® Advantage Regular Income Payment = $6,375
Current 4LATER® Guaranteed Income Benefit = $5,692
Extend Access Period 5 years:
i4LIFE® Advantage Regular Income Payment after extension = $5,355
Percentage change in i4LIFE® Advantage Regular Income Payment = $5,355 ÷ $6,375 = 84%
New 4LATER® Guaranteed Income Benefit = $5,692 x 84% = $4,781
Termination. After the later of the third anniversary of the 4LATER® rider Effective Date or the most recent Reset, the 4LATER® rider may be terminated upon written notice to us. Prior to the Periodic Income Commencement Date, 4LATER® will automatically terminate upon any of the following events:
•	termination of the contract to which the 4LATER® rider is attached;
•	the change of or the death of the Annuitant (except if the surviving spouse assumes ownership of the contract and the role of the Annuitant upon death of the Contractowner); or
•	the change of Contractowner (except if the surviving spouse assumes ownership of the contract and the role of Annuitant upon the death of the Contractowner), including the assignment of the contract; or
•	the last day that you can elect i4LIFE® Advantage (age 85 for qualified contracts and age 99 for nonqualified contracts).
After the Periodic Income Commencement Date, the 4LATER® rider will terminate due to any of the following events:
•	the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency.
A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the 4LATER® Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified.
If you terminate 4LATER® prior to the Periodic Income Commencement Date, you must wait one year before you can elect another Living Benefit Rider. If you terminate the 4LATER® rider on or after the Periodic Income Commencement Date, you cannot re-elect it. You may be able to elect any available version of the Guaranteed Income Benefit after one year. The Guaranteed Income Benefit will be based on the Account Value at the time of the election. The election of one of these benefits, if available, will be treated as a new purchase, subject to the terms and charges in effect at the time of election.
Annuity Payouts
When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, Contractowners with Lincoln SmartSecurity® Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payment Option. Contractowners with Lincoln Lifetime IncomeSM Advantage may elect the Maximum Annual Withdrawal Amount Annuity Payout Option. Contractowners with any version of Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Market SelectSM Advantage may elect to annuitize their Income Base under the Guaranteed Annual Income Amount Annuity Payout Option.
The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option.
You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.
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Annuity Options
The annuity options outlined below do not apply to Contractowners who have elected i4LIFE® Advantage or any version of i4LIFE® Advantage Guaranteed Income Benefit, the Maximum Annual Withdrawal Amount Annuity Payout Option, the Guaranteed Amount Annuity Payment Option, or the Guaranteed Annual Income Amount Annuity Payout Option.
Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.
Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.
Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.
Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.
Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.
Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
•	the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
•	the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.
The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Servicing Office.
Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.
Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Servicing Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.
General Information
Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Servicing Office. You must give us at least 30 days’ notice before the date on which you want payouts to begin. Annuity payouts cannot commence within twelve months of the effective date of the contract. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.
Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts
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which remain unpaid at the date of the Annuitant’s death (or surviving Annuitant’s death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:
•	proof, satisfactory to us, of the death;
•	written authorization for payment; and
•	all claim forms, fully completed.
Variable Annuity Payouts
Variable Annuity Payouts will be determined using:
•	The Contract Value on the Annuity Commencement Date, less applicable premium taxes;
•	The annuity tables contained in the contract;
•	The annuity option selected; and
•	The investment performance of the fund(s) selected.
To determine the amount of payouts, we make this calculation:
1.	Determine the dollar amount of the first periodic payout; then
2.	Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and
3.	Calculate the value of the Annuity Units each period thereafter.
Annuity Payouts assume an investment return of 3%, 4% or 5% per year, as applied to the applicable mortality table. The AIR of 5% is no longer available for new elections of i4LIFE® Advantage. You may choose your assumed interest rate at the time you elect a variable Annuity Payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.
Fixed Side of the Contract
Purchase Payments and Contract Value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the New York State Department of Financial Services as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.
In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.
We guarantee an annual effective interest rate of not less than 1.5% per year on amounts held in a fixed account.
ANY INTEREST IN EXCESS OF 1.5% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the guaranteed period is subject to the interest adjustment. This may reduce your value upon surrender, withdrawal or transfer, but will not reduce the amount below the value it would have had if 1.50% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed account.
Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. At this time, the fixed account is available for dollar cost averaging only. Please contact your registered representative for further information.
Guaranteed Periods
The fixed account is divided into separate Guaranteed Periods, which credit guaranteed interest.
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You may allocate Purchase Payments to one or more Guaranteed Periods of 1 to 10 years. We may add Guaranteed Periods or discontinue accepting Purchase Payments into one or more Guaranteed Periods at any time. The minimum amount of any Purchase Payment that can be allocated to a Guaranteed Period is $2,000. Each Purchase Payment allocated to the fixed account will start its own Guaranteed Period and will earn a guaranteed interest rate. The duration of the Guaranteed Period affects the guaranteed interest rate of the fixed account. A Guaranteed Period ends on the date after the number of calendar years in the Guaranteed Period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the Guaranteed Period. Amounts surrendered, transferred or withdrawn prior to the end of the Guaranteed Period will be subject to the Interest Adjustment. Each Guaranteed Period Purchase Payment will be treated separately for purposes of determining any applicable Interest Adjustment. You may transfer amounts from the fixed account to the variable Subaccount(s) subject to the following restrictions:
•	fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer amounts from the fixed account to the variable Subaccounts. Any amount withdrawn from the fixed account may be subject to any applicable surrender charges, account fees and premium taxes.
We will notify the Contractowner in writing at least 45 but not more than 75 days prior to the expiration date for any Guaranteed Period amount. A new Guaranteed Period of the same duration as the previous Guaranteed Period will begin automatically at the end of the previous Guaranteed Period, unless we receive, prior to the end of a Guaranteed Period, a written election by the Contractowner. The written election may request the transfer of the Guaranteed Period amount to a different Guaranteed Period account or to a variable Subaccount from among those being offered by us. Transfers of any Guaranteed Period amount which become effective upon the date of expiration of the applicable Guaranteed Period are not subject to the limitation of twelve transfers per Contract Year or the additional fixed account transfer restrictions.
Interest Adjustment
Any surrender, withdrawal or transfer of a Guaranteed Period amount before the end of the Guaranteed Period (other than dollar cost averaging, cross-reinvestment, Maximum Annual Withdrawals under Lincoln SmartSecurity® Advantage or Regular Income Payments under i4LIFE® Advantage) will be subject to the Interest Adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the Guaranteed Period will not be subject to the Interest Adjustment. The Interest Adjustment will be applied to the amount being surrendered, withdrawn or transferred. The Interest Adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. Any transfer, withdrawal, or surrender of Contract Value from a fixed account will be increased or decreased by an Interest Adjustment, unless the transfer, withdrawal or surrender is effective:
•	during the free look period (See Return Privilege).
•	on the expiration date of a Guaranteed Period.
•	as a result of the death of the Contractowner or Annuitant.
•	subsequent to the diagnosis of a terminal illness of the Contractowner. Diagnosis of the terminal illness must be after the effective date of the contract and result in a life expectancy of less than one year, as determined by a qualified professional medical practitioner.
•	subsequent to the admittance of the Contractowner into an accredited nursing home or equivalent health care facility. Admittance into such facility must be after the effective date of the contract and continue for 90 consecutive days prior to the surrender or withdrawal.
•	subsequent to the permanent and total disability of the Contractowner if such disability begins after the effective date of the contract and prior to the 65th birthday of the Contractowner.
•	upon annuitization of the contract.
These provisions may not be applicable to your contract or available in your state. Please check with your registered representative regarding the availability of these provisions.
In general, the Interest Adjustment reflects the relationship between the yield rate in effect at the time a Purchase Payment is allocated to a Guaranteed Period under the contract and the yield rate in effect at the time of the Purchase Payment’s surrender, withdrawal or transfer. It also reflects the time remaining in the Guaranteed Period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the Purchase Payment was allocated, then the application of the Interest Adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the Purchase Payment, then the application of the Interest Adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.
The Interest Adjustment is calculated by multiplying the transaction amount by:
(1+A)[n]	–1
(1+B)[n]

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where:
A	=	yield rate for a U.S. Treasury security with time to maturity equal to the Guaranteed Period, determined at the beginning of the Guaranteed Period.
B	=	yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the Guaranteed Period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.
n	=	The number of years remaining in the Guaranteed Period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)
Straight-Line interpolation is used for periods to maturity not quoted.
See the SAI for examples of the application of the Interest Adjustment.
Small Contract Surrenders
We may surrender your contract, in accordance with New York law if:
•	your Contract Value drops below certain state specified minimum amounts ($2,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
•	no Purchase Payments have been received for three (3) full, consecutive Contract Years; and
•	the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month.
At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Purchase Payments to bring your Contract Value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders.
Delay of Payments
Contract proceeds from the VAA will be paid within seven days, except:
•	when the NYSE is closed (other than weekends and holidays);
•	times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
•	when the SEC so orders to protect Contractowners.
If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market sub-account until the fund is liquidated. Payment of contract proceeds from the fixed account may be delayed for up to six months.
Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.
Reinvestment Privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.
This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Servicing Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Servicing Office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.
Amendment of Contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state’s insurance department (if required).
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Distribution of the Contracts
Lincoln Financial Distributors, Inc. (“LFD”) serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln New York and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively “LFN”), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us (“Selling Firms”). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer “non-cash compensation”, as defined under FINRA’s rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.
Compensation Paid to LFN. The maximum commission the Principal Underwriter pays to LFN is 6.50% of Purchase Payments. LFN may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFN is 6.50% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves.
Lincoln New York also pays for the operating and other expenses of LFN, including the following sales expenses: registered representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN pays its registered representatives a portion of the commissions received for their sales of contracts. LFN registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements. In addition, LFN registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFN registered representatives and/or their managers qualify for such benefits. LFN registered representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.
Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFN, is 6.50% of Purchase Payments. Some Selling Firms may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 6.50% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.
LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to registered representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their registered representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.
Lincoln New York may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.
These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2015 is contained in the SAI.
Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain “wholesalers”, who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of
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the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Contractowners or the VAA. All compensation is paid from our resources, which include fees and charges imposed on your contract.
Contractowner Questions
The obligations to purchasers under the contracts are those of Lincoln New York. This prospectus provides a general description of the material features of the contract. Questions about your contract should be directed to us at 1-888-868-2583.
Federal Tax Matters
Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code (“Code”), Treasury Regulations and applicable IRS guidance to your individual situation.
Nonqualified Annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.
Tax Deferral On Earnings
Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
•	An individual must own the contract (or the Code must treat the contract as owned by an individual).
•	The investments of the VAA must be “adequately diversified” in accordance with Treasury regulations.
•	Your right to choose particular investments for a contract must be limited.
•	The Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.
Contracts Not Owned By An Individual
If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the Purchase Payments for the contract. Examples of contracts where the owner pays current tax on the contract’s earnings, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
•	Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
•	Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;
•	Contracts acquired by an estate of a decedent;
•	Certain qualified contracts;
•	Contracts purchased by employers upon the termination of certain qualified plans; and
•	Certain contracts used in connection with structured settlement agreements.
Investments In The VAA Must Be Diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be “adequately diversified.” Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered “adequately diversified.”
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Restrictions
The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code.
Loss Of Interest Deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner’s spouse at the time first covered by the contract.
Age At Which Annuity Payouts Begin
The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract’s Purchase Payments and earnings. As long as annuity payments begin or are scheduled to begin on a date on which the Annuitant’s remaining life expectancy is enough to allow for a sufficient Annuity Payout period, the contract should be treated as an annuity. If the annuity contract is not treated as an annuity, you would be currently taxed on the excess of the Contract Value over the Purchase Payments of the contract.
Tax Treatment Of Payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.
Taxation Of Withdrawals And Surrenders
You will pay tax on withdrawals to the extent your Contract Value exceeds your Purchase Payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your Purchase Payments. In certain circumstances, your Purchase Payments are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has a Living Benefit Rider, and if the guaranteed amount under that rider immediately before a withdrawal exceeds your Contract Value, the Code may require that you include those additional amounts in your income. Please consult your tax adviser.
Taxation Of Annuity Payouts, Including Regular Income Payments
The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your Purchase Payments in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the Purchase Payment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant’s death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE® Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.
Taxation Of Death Benefits
We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.
Death prior to the Annuity Commencement Date:
•	If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
•	If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.
Death after the Annuity Commencement Date:
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
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•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the Purchase Payments not yet distributed from the contract. All Annuity Payouts in excess of the Purchase Payments not previously received are includible in income.
•	If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Purchase Payments not previously received.
Additional Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts
The Code may impose a 10% additional tax on any distribution from your contract which you must include in your gross income. The 10% additional tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:
•	you receive on or after you reach 59½,
•	you receive because you became disabled (as defined in the Code),
•	you receive from an immediate annuity,
•	a Beneficiary receives on or after your death, or
•	you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's “unearned income”, or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. The tax is effective for tax years after December 31, 2012. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code “D” in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Special Rules If You Own More Than One Annuity Contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the additional tax described previously.
Loans and Assignments
Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.
Gifting A Contract
If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract’s value, you will pay tax on your Contract Value to the extent it exceeds your Purchase Payments not previously received. The new owner’s Purchase Payments in the contract would then be increased to reflect the amount included in income.
Charges for Additional Benefits
Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional rider charges, if any, as a contract withdrawal.
Special Considerations for Same-Sex Spouses
The U.S. Supreme Court recently held same-sex spouses who have been married under state law will now be treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Qualified Retirement Plans
We have designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called “qualified contracts.” We issue contracts for use
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with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax adviser.
Types of Qualified Contracts and Terms of Contracts
Qualified retirement plans may include the following:
•	Individual Retirement Accounts and Annuities (“Traditional IRAs”)
•	Roth IRAs
•	Traditional IRA that is part of a Simplified Employee Pension Plan (“SEP”)
•	SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
•	401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)
•	403(a) plans (qualified annuity plans)
•	403(b) plans (public school system and tax-exempt organization annuity plans)
•	H.R. 10 or Keogh Plans (self-employed individual plans)
•	457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
Our individual variable annuity products are not available for use with any of the foregoing qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA, and Roth IRA arrangements. Our individual variable annuity products are no longer available for purchase under a 403(b) plan, and we do not accept additional premiums or transfers to existing 403(b) contracts. We require confirmation from your 403(b) plan sponsor that surrenders, loans or transfers you request comply with applicable tax requirements and decline requests that are not in compliance. We will defer processing payments you request until all information required under the Code has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, your contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other providers.
We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code’s requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan’s terms and conditions, regardless of the contract’s terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.
Tax Treatment of Qualified Contracts
The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
•	Federal tax rules limit the amount of Purchase Payments that can be made, and the tax deduction or exclusion that may be allowed for the Purchase Payments. These limits vary depending on the type of qualified retirement plan and the participant’s specific circumstances (e.g., the participant’s compensation).
•	Minimum annual distributions are required under some qualified retirement plans once you reach age 70½ or retire, if later as described below.
•	Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.
Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.
Tax Treatment of Payments
The Federal income tax rules generally include distributions from a qualified contract in the participant’s income as ordinary income. These taxable distributions will include Purchase Payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for Purchase Payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.
Required Minimum Distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by April 1 of the year following the year you attain age 70½ or retire, if later. You are required to take distributions from your traditional IRAs by April 1 of
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the year following the year you reach age 70½. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a required minimum distribution exceeds the actual distribution from the qualified plan.
Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced Death Benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of Purchase Payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.
Additional Tax on Early Distributions from Qualified Retirement Plans
The Code may impose a 10% additional tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the additional tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% additional tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
•	Distribution received on or after the Annuitant reaches 59½,
•	Distribution received on or after the Annuitant’s death or because of the Annuitant’s disability (as defined in the Code),
•	Distribution received as a series of substantially equal periodic payments based on the Annuitant’s life (or life expectancy), or
•	Distribution received as reimbursement for certain amounts paid for medical care.
These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income”, or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is a qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. The tax is effective for tax years after December 31, 2012. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Transfers and Direct Rollovers
As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.
The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers.
Death Benefit and IRAs
Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.
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Federal Income Tax Withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.
Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or (b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.
Our Tax Status
Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.
Changes in the Law
The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.
Additional Information
Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.
Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a “quorum”), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instructions which we receive, it is important that each Contractowner provide their voting instructions to us. For funds un-affiliated with Lincoln, even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will be voted by us in the same proportion as the voting instruction which we actually receive. For funds affiliated with Lincoln, shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, once we receive a sufficient number of instructions we deem appropriate to ensure a fair representation of Contractowners eligible to vote, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied proportionately to reduce the number of votes eligible to be cast.
Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a Subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln New York may vote fund shares. See Investments of the Variable Annuity Account – Fund Shares.
Return Privilege
Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to Lincoln Life & Annuity Company of New York at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which
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we receive the cancellation request, plus any premium taxes which had been deducted. No applicable surrender charges will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the Contract Value during the free-look period.
IRA purchasers will receive the greater of Purchase Payments or Contract Value as of the Valuation Date on which we receive the cancellation request.
State Regulation
As a life insurance company organized and operated under New York law, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance. Our books and accounts are subject to review and examination by the New York State Department of Financial Services at all times. A full examination of our operations is conducted by that Department at least every five years.
Records and Reports
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Servicing Office, at least semi-annually after the first Contract Year, reports containing information required by that Act or any other applicable law or regulation. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.
A written confirmation of each transaction will be mailed to you on the next Valuation Date, except for the following transactions, which are mailed quarterly:
•	deduction of any account fee or rider charges;
•	crediting of persistency credits, if applicable;
•	any rebalancing event under Asset Allocation Models, Investment Requirements or the portfolio rebalancing service;
•	any transfer or withdrawal under any applicable additional service: dollar cost averaging, AWS, or the cross-reinvestment service; and
•	Regular Income Payments from i4LIFE® Advantage.
Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our variable products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Other Information
You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.
108

Legal Proceedings
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management’s opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is reasonably possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding legal proceedings.
109

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110

Contents of the Statement of Additional Information (SAI)
for Lincoln New York Account N for Variable Annuities
Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Interest Adjustment Example
Annuity Payouts
Examples of Regular Income Payment Calculations
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
About the S&P 500 Index
Unclaimed Property
Additional Services
Other Information
Financial Statements
For a free copy of the SAI complete the form below.
Statement of Additional Information Request Card
Lincoln ChoicePlusSM II
Lincoln New York Account N for Variable Annuities

Please send me a free copy of the current Statement of Additional Information for Lincoln New York Account N for Variable Annuities Lincoln ChoicePlusSM II.
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Mail to Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348.
111

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112

Appendix A—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and Accumulation Units for funds in the periods ended December 31. It should be read along with the VAA’s financial statement and notes which are included in the SAI.
	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
AB VPS Global Thematic Growth
2006	4.860	5.194	92	N/A	N/A	N/A
2007	5.194	6.141	80	N/A	N/A	N/A
2008	6.141	3.181	62	N/A	N/A	N/A
2009	3.181	4.804	39	N/A	N/A	N/A
2010	4.804	5.618	2	N/A	N/A	N/A
2011	5.618	4.243	2	N/A	N/A	N/A
2012	4.243	4.738	2	N/A	N/A	N/A
2013	4.738	5.743	2	N/A	N/A	N/A
2014	5.743	5.935	1*	N/A	N/A	N/A
2015	5.935	6.008	1*	N/A	N/A	N/A
AB VPS Growth and Income(1)
2004	10.537	11.557	20	12.202	13.220	7
2005	11.557	11.920	27	13.220	13.656	9
2006	11.920	13.751	28	13.656	15.777	11
2007	13.751	14.218	28	15.777	16.339	11
2008	14.218	8.315	17	16.339	9.569	9
2009	8.315	9.868	15	9.569	11.373	7
2010	9.868	10.976	11	11.373	12.670	6
2011	10.976	11.480	10	12.670	13.272	6
2012	11.480	13.273	9	13.272	15.367	4
2013	13.273	15.527	8	15.367	17.988	4
AB VPS International Value(2)
2006	N/A	N/A	N/A	N/A	N/A	N/A
2007	12.009	12.341	2	N/A	N/A	N/A
2008	12.341	5.685	4	N/A	N/A	N/A
2009	5.685	7.532	7	N/A	N/A	N/A
2010	7.532	7.747	5	N/A	N/A	N/A
2011	7.747	6.154	5	N/A	N/A	N/A
2012	6.154	6.930	5	N/A	N/A	N/A
2013	6.930	7.633	5	7.004	7.719	13
AB VPS Large Cap Growth
2006	7.033	6.890	26	13.975	13.713	2
2007	6.890	7.720	27	13.713	15.386	2
2008	7.720	4.581	13	N/A	N/A	N/A
2009	4.581	6.193	13	N/A	N/A	N/A
2010	6.193	6.708	7	N/A	N/A	N/A
2011	6.708	6.398	7	N/A	N/A	N/A
2012	6.398	7.328	6	N/A	N/A	N/A
2013	7.328	9.900	6	N/A	N/A	N/A
2014	9.900	11.113	3	N/A	N/A	N/A
2015	11.113	12.148	3	N/A	N/A	N/A
AB VPS Small/Mid Cap Value
2006	18.795	21.165	23	16.286	18.367	1*
2007	21.165	21.190	12	18.367	18.416	1*
2008	21.190	13.426	11	18.416	11.686	1*
2009	13.426	18.886	14	11.686	16.464	1*
2010	18.886	23.576	13	16.464	20.582	1*
2011	23.576	21.243	7	20.582	18.574	1*
2012	21.243	24.817	1*	18.574	21.731	1*
2013	24.817	33.682	1*	21.731	29.538	1*
2014	33.682	36.185	1*	29.538	31.781	1*
2015	36.185	33.650	1*	31.781	29.599	1*
A-1

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
American Century VP Inflation Protection(3)
2004	10.012	10.420	39	N/A	N/A	N/A
2005	10.420	10.435	49	10.329	10.460	1*
2006	10.435	10.452	56	10.460	10.493	2
2007	10.452	11.286	52	10.493	11.348	2
2008	11.286	10.951	41	11.348	11.028	7
2009	10.951	11.905	35	11.028	12.006	7
2010	11.905	12.338	21	12.006	12.461	11
2011	12.338	13.595	18	12.461	13.752	11
2012	13.595	14.396	15	13.752	14.584	10
2013	14.396	14.097	15	14.584	14.290	10
American Funds Global Growth
2006	12.692	15.072	1*	12.722	15.131	1*
2007	15.072	17.070	4	15.131	17.162	1*
2008	17.070	10.371	2	17.162	10.442	1*
2009	10.371	14.553	4	10.442	14.675	1*
2010	14.553	16.036	4	14.675	16.195	1*
2011	16.036	14.408	4	16.195	14.572	1*
2012	14.408	17.413	4	14.572	17.638	1*
2013	17.413	22.181	3	17.638	22.502	1*
2014	22.181	22.379	2	22.502	22.737	1*
2015	22.379	23.598	2	22.737	24.012	1*
American Funds Global Small Capitalization
2006	12.922	15.807	15	20.928	25.639	5
2007	15.807	18.927	12	25.639	30.746	5
2008	18.927	8.675	10	30.746	14.113	5
2009	8.675	13.797	10	14.113	22.481	5
2010	13.797	16.655	9	22.481	27.178	5
2011	16.655	13.279	5	27.178	21.701	5
2012	13.279	15.475	4	21.701	25.328	1*
2013	15.475	19.575	4	25.328	32.087	1*
2014	19.575	19.713	4	32.087	32.361	1*
2015	19.713	19.491	4	32.361	32.044	1*
American Funds Growth
2006	10.236	11.125	254	15.733	17.125	27
2007	11.125	12.325	221	17.125	19.001	24
2008	12.325	6.810	180	19.001	10.513	24
2009	6.810	9.361	155	10.513	14.475	21
2010	9.361	10.956	123	14.475	16.966	20
2011	10.956	10.341	91	16.966	16.038	16
2012	10.341	12.022	60	16.038	18.673	14
2013	12.022	15.424	57	18.673	23.992	13
2014	15.424	16.503	51	23.992	25.710	10
2015	16.503	17.390	43	25.710	27.132	10
American Funds Growth-Income
2006	12.581	14.293	294	14.031	15.963	37
2007	14.293	14.805	262	15.963	16.560	34
2008	14.805	9.073	217	16.560	10.164	31
2009	9.073	11.742	180	10.164	13.174	24
2010	11.742	12.902	143	13.174	14.497	24
2011	12.902	12.490	108	14.497	14.055	20
2012	12.490	14.470	70	14.055	16.307	17
2013	14.470	19.048	57	16.307	21.499	14
2014	19.048	20.781	49	21.499	23.490	11
2015	20.781	20.790	44	23.490	23.536	10
A-2

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds International
2006	10.683	12.534	123	18.698	21.970	21
2007	12.534	14.835	116	21.970	26.041	20
2008	14.835	8.466	97	26.041	14.884	18
2009	8.466	11.945	82	14.884	21.031	14
2010	11.945	12.631	65	21.031	22.272	14
2011	12.631	10.716	44	22.272	18.924	14
2012	10.716	12.459	32	18.924	22.035	8
2013	12.459	14.944	28	22.035	26.470	5
2014	14.944	14.345	26	26.470	25.447	5
2015	14.345	13.505	25	25.447	23.993	4
BlackRock Global Allocation V.I.
2009	N/A	N/A	N/A	N/A	N/A	N/A
2010	11.587	12.542	6	N/A	N/A	N/A
2011	12.542	11.917	11	N/A	N/A	N/A
2012	11.917	12.922	11	12.230	12.993	7
2013	12.922	14.580	3	12.993	14.681	7
2014	14.580	14.655	3	14.681	14.779	7
2015	14.655	14.307	3	14.779	14.449	7
ClearBridge Variable Mid Cap Core
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP Diversified Income
2006	10.673	11.321	42	10.699	11.366	5
2007	11.321	11.992	46	11.366	12.057	5
2008	11.992	11.246	39	12.057	11.324	10
2009	11.246	14.046	28	11.324	14.165	6
2010	14.046	14.940	18	14.165	15.089	9
2011	14.940	15.639	17	15.089	15.819	9
2012	15.639	16.482	11	15.819	16.696	9
2013	16.482	16.022	7	16.696	16.254	9
2014	16.022	16.586	5	16.254	16.852	8
2015	16.586	16.137	3	16.852	16.420	7
Delaware VIP Emerging Markets
2006	17.027	21.292	5	17.068	21.375	1*
2007	21.292	29.082	4	21.375	29.239	1*
2008	29.082	13.856	4	29.239	13.951	1*
2009	13.856	24.276	6	13.951	24.478	1*
2010	24.276	28.298	6	24.478	28.577	1*
2011	28.298	22.323	3	28.577	22.577	1*
2012	22.323	25.135	3	22.577	25.459	1*
2013	25.135	27.229	2	25.459	27.622	1*
2014	27.229	24.632	2	27.622	25.024	1*
2015	24.632	20.700	3	25.024	21.062	1*
Delaware VIP High Yield
2006	15.019	16.616	37	12.751	14.129	7
2007	16.616	16.802	35	14.129	14.308	8
2008	16.802	12.521	26	14.308	10.679	6
2009	12.521	18.354	21	10.679	15.677	5
2010	18.354	20.798	15	15.677	17.791	4
2011	20.798	20.986	12	17.791	17.979	4
2012	20.986	24.286	8	17.979	20.838	4
2013	24.286	26.099	8	20.838	22.426	3
2014	26.099	25.598	7	22.426	22.029	3
2015	25.598	23.506	6	22.029	20.259	3
A-3

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP Limited-Term Diversified Income
2006	N/A	N/A	N/A	9.965	10.246	25
2007	N/A	N/A	N/A	N/A	N/A	N/A
2008	10.518	10.294	1*	N/A	N/A	N/A
2009	10.294	11.429	17	N/A	N/A	N/A
2010	11.429	11.754	5	N/A	N/A	N/A
2011	11.754	11.887	6	N/A	N/A	N/A
2012	11.887	12.018	5	N/A	N/A	N/A
2013	12.018	11.693	5	N/A	N/A	N/A
2014	11.693	11.697	2	N/A	N/A	N/A
2015	11.697	11.607	2	N/A	N/A	N/A
Delaware VIP REIT
2006	19.808	25.847	46	16.690	21.810	3
2007	25.847	21.874	36	21.810	18.485	3
2008	21.874	13.958	27	18.485	11.814	2
2009	13.958	16.963	22	11.814	14.378	1*
2010	16.963	21.178	17	14.378	17.978	1*
2011	21.178	23.101	12	17.978	19.640	1*
2012	23.101	26.564	10	19.640	22.618	1*
2013	26.564	26.698	8	22.618	22.766	1*
2014	26.698	33.994	7	22.766	29.031	1*
2015	33.994	34.702	6	29.031	29.680	1*
Delaware VIP Small Cap Value
2006	19.682	22.492	41	17.010	19.467	6
2007	22.492	20.662	35	19.467	17.910	6
2008	20.662	14.248	25	17.910	12.369	4
2009	14.248	18.485	17	12.369	16.071	3
2010	18.485	24.046	11	16.071	20.937	3
2011	24.046	23.334	9	20.937	20.348	3
2012	23.334	26.147	8	20.348	22.835	3
2013	26.147	34.336	7	22.835	30.032	3
2014	34.336	35.761	6	30.032	31.326	3
2015	35.761	32.985	6	31.326	28.937	3
Delaware VIP Smid Cap Growth(4)
2006	15.424	16.325	14	14.542	15.415	5
2007	16.325	17.781	14	15.415	16.816	5
2008	17.781	9.317	9	16.816	8.825	4
2009	9.317	14.184	7	8.825	13.454	2
2010	16.892	19.118	8	16.042	18.161	2
2011	19.118	20.342	5	18.161	19.353	2
2012	20.342	22.208	5	19.353	21.160	6
2013	22.208	30.872	4	21.160	29.459	6
2014	30.872	31.317	4	29.459	29.929	5
2015	31.317	33.139	3	29.929	31.717	5
Delaware VIP U.S. Growth
2006	11.324	11.397	3	13.206	13.311	4
2007	11.397	12.629	3	13.311	14.772	4
2008	12.629	7.116	3	14.772	8.336	4
2009	7.116	10.030	3	8.336	11.768	4
2010	10.030	11.230	2	11.768	13.195	4
2011	11.230	11.905	2	13.195	14.009	4
2012	11.905	13.612	2	14.009	16.042	3
2013	13.612	18.047	2	16.042	21.300	2
2014	18.047	20.018	1*	21.300	23.662	2
2015	20.018	20.742	1*	23.662	24.555	2
A-4

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP Value
2006	13.215	16.132	19	14.267	17.443	3
2007	16.132	15.432	19	17.443	16.710	3
2008	15.432	10.109	18	16.710	10.962	3
2009	10.109	11.728	17	10.962	12.737	1*
2010	11.728	13.337	11	12.737	14.507	1*
2011	13.337	14.369	12	14.507	15.653	1*
2012	14.369	16.215	8	15.653	17.690	1*
2013	16.215	21.326	8	17.690	23.301	1*
2014	21.326	23.911	7	23.301	26.165	1*
2015	23.911	23.427	2	26.165	25.674	1*
Deutsche Alternative Asset Allocation VIP
2009	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
Deutsche Equity 500 Index VIP(1)
2006	8.866	10.100	112	13.640	15.561	1*
2007	10.100	10.487	93	15.561	16.182	2
2008	10.487	6.499	79	16.182	10.044	2
2009	6.499	8.096	58	10.044	12.530	1*
2010	8.096	9.157	25	12.530	14.194	1*
2011	9.157	9.195	24	14.194	14.275	1*
2012	9.195	10.491	21	14.275	16.310	1*
2013	10.491	13.648	21	16.310	21.250	1*
2014	13.648	15.260	17	21.250	23.797	1*
2015	15.260	15.218	15	23.797	23.767	1*
Deutsche Small Cap Index VIP
2006	16.324	18.913	35	16.265	18.873	1*
2007	18.913	18.296	23	18.873	18.284	1*
2008	18.296	11.885	19	18.284	11.895	1*
2009	11.885	14.834	13	11.895	14.869	1*
2010	14.834	18.488	3	14.869	18.560	1*
2011	18.488	17.426	1*	18.560	17.520	1*
2012	17.426	19.977	1*	17.520	20.114	1*
2013	19.977	27.310	1*	20.114	27.539	1*
2014	27.310	28.208	1*	27.539	28.487	1*
2015	28.208	26.537	1*	28.487	26.840	1*
Fidelity VIP Contrafund
2006	16.102	17.693	22	16.089	17.706	9
2007	17.693	20.466	20	17.706	20.512	9
2008	20.466	11.566	21	20.512	11.609	6
2009	11.566	15.450	17	11.609	15.531	6
2010	15.450	17.814	12	15.531	17.934	4
2011	17.814	17.077	10	17.934	17.218	4
2012	17.077	19.558	10	17.218	19.749	4
2013	19.558	25.256	7	19.749	25.541	3
2014	25.256	27.807	6	25.541	28.163	2
2015	27.807	27.534	6	28.163	27.929	2
Fidelity VIP Equity-Income(1)
2004	11.627	12.753	35	12.827	13.647	3
2005	12.753	13.276	39	13.647	14.228	5
2006	13.276	15.700	39	14.228	16.851	4
2007	15.700	15.679	26	16.851	16.854	3
2008	15.679	8.842	20	16.854	9.518	3
2009	8.842	11.324	19	9.518	12.209	3
2010	11.324	12.833	16	12.209	13.856	3
2011	12.833	12.737	13	13.856	13.774	3
2012	12.737	14.702	11	13.774	15.923	2
2013	14.702	17.200	18	15.923	18.638	2
A-5

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Fidelity VIP Growth
2006	11.163	11.731	62	13.063	13.749	2
2007	11.731	14.652	54	13.749	17.198	5
2008	14.652	7.613	41	17.198	8.949	2
2009	7.613	9.606	29	8.949	11.310	2
2010	9.606	11.733	8	11.310	13.835	2
2011	11.733	11.566	7	13.835	13.658	2
2012	11.566	13.048	7	13.658	15.431	2
2013	13.048	17.499	6	15.431	20.726	1*
2014	17.499	19.156	5	20.726	22.723	1*
2015	19.156	20.194	4	22.723	23.990	1*
Fidelity VIP Mid Cap
2006	11.581	12.835	4	N/A	N/A	N/A
2007	12.835	14.598	8	N/A	N/A	N/A
2008	14.598	8.694	12	13.301	8.741	1*
2009	8.694	11.981	10	N/A	N/A	N/A
2010	11.981	15.190	7	N/A	N/A	N/A
2011	15.190	13.353	6	N/A	N/A	N/A
2012	13.353	15.085	6	N/A	N/A	N/A
2013	15.085	20.211	6	N/A	N/A	N/A
2014	20.211	21.132	6	N/A	N/A	N/A
2015	21.132	20.499	5	N/A	N/A	N/A
Fidelity VIP Overseas(5)
2004	12.040	13.453	13	14.359	15.909	1*
2005	13.453	15.758	19	15.909	18.662	2
2006	15.758	18.300	19	18.662	21.706	2
2007	18.300	21.123	18	21.706	25.092	2
2008	21.123	11.673	17	25.092	13.886	2
2009	11.673	14.529	13	13.886	17.310	2
2010	14.529	16.165	10	17.310	19.288	2
2011	16.165	13.176	10	19.288	15.745	2
2012	13.176	15.640	10	15.745	18.719	1*
2013	15.640	17.470	9	18.719	20.921	1*
Franklin Income VIP
2006	10.407	11.239	1*	N/A	N/A	N/A
2007	11.239	11.499	7	N/A	N/A	N/A
2008	11.499	7.976	4	N/A	N/A	N/A
2009	7.976	10.665	6	N/A	N/A	N/A
2010	10.665	11.850	6	N/A	N/A	N/A
2011	11.850	11.964	2	N/A	N/A	N/A
2012	11.964	13.290	2	N/A	N/A	N/A
2013	13.290	14.933	1*	N/A	N/A	N/A
2014	14.933	15.405	1*	N/A	N/A	N/A
2015	15.405	14.119	1*	N/A	N/A	N/A
Franklin Mutual Shares VIP
2006	11.151	11.284	1*	N/A	N/A	N/A
2007	11.284	11.514	5	N/A	N/A	N/A
2008	11.514	7.140	3	N/A	N/A	N/A
2009	7.140	8.875	5	N/A	N/A	N/A
2010	8.875	9.732	5	N/A	N/A	N/A
2011	9.732	9.496	4	N/A	N/A	N/A
2012	9.496	10.698	5	N/A	N/A	N/A
2013	10.698	13.531	4	N/A	N/A	N/A
2014	13.531	14.293	4	N/A	N/A	N/A
2015	14.293	13.399	4	N/A	N/A	N/A
A-6

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
FTVIPT Franklin Small-Mid Cap Growth Securities(6)
2004	7.331	8.059	54	N/A	N/A	N/A
2005	8.059	8.327	43	13.750	14.782	1*
2006	8.327	8.925	40	14.782	15.867	1*
2007	8.925	9.791	33	15.867	17.432	1*
2008	9.791	5.552	30	17.432	9.900	1*
2009	5.552	7.860	24	9.900	14.037	1*
2010	7.860	9.892	19	14.037	17.692	1*
2011	9.892	9.283	16	17.692	16.628	1*
2012	9.283	10.147	13	16.628	18.203	1*
2013	10.147	11.836	12	18.203	21.244	1*
Invesco V.I. American Franchise
2012	10.129	9.764	1*	N/A	N/A	N/A
2013	9.764	13.462	1*	N/A	N/A	N/A
2014	13.462	14.365	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Core Equity
2006	10.837	11.700	3	N/A	N/A	N/A
2007	11.700	12.447	4	N/A	N/A	N/A
2008	12.447	8.551	4	N/A	N/A	N/A
2009	8.551	10.793	1*	N/A	N/A	N/A
2010	10.793	11.628	1*	N/A	N/A	N/A
2011	11.628	11.433	1*	N/A	N/A	N/A
2012	11.433	12.809	1*	N/A	N/A	N/A
2013	12.809	16.287	1*	N/A	N/A	N/A
2014	16.287	17.313	1*	N/A	N/A	N/A
2015	17.313	16.048	1*	N/A	N/A	N/A
Invesco V.I. International Growth
2006	15.808	19.934	6	N/A	N/A	N/A
2007	19.934	22.497	5	N/A	N/A	N/A
2008	22.497	13.189	4	N/A	N/A	N/A
2009	13.189	17.547	4	N/A	N/A	N/A
2010	17.547	19.485	3	N/A	N/A	N/A
2011	19.485	17.870	3	N/A	N/A	N/A
2012	17.870	20.310	1*	N/A	N/A	N/A
2013	20.310	23.777	1*	N/A	N/A	N/A
2014	23.777	23.468	1*	N/A	N/A	N/A
2015	23.468	22.537	1*	N/A	N/A	N/A
Invesco Van Kampen V.I. Capital Growth
2006	11.712	11.549	3	14.715	14.525	2
2007	11.549	12.725	2	14.525	16.028	2
2008	12.725	7.199	1*	16.028	9.081	2
2009	7.199	8.570	1*	9.081	10.826	2
2010	8.570	9.736	1*	N/A	N/A	N/A
2011	9.736	8.822	1*	N/A	N/A	N/A
Janus Aspen Global Research
2006	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
A-7

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Janus Aspen Series Balanced
2006	12.475	13.583	13	12.357	13.474	3
2007	13.583	14.772	4	13.474	14.676	3
2008	14.772	12.227	3	14.676	12.166	3
2009	12.227	15.141	3	N/A	N/A	N/A
2010	15.141	16.143	2	N/A	N/A	N/A
2011	16.143	16.134	2	N/A	N/A	N/A
2012	16.134	18.038	2	N/A	N/A	N/A
2013	18.038	21.310	2	N/A	N/A	N/A
2014	21.310	22.745	1*	N/A	N/A	N/A
2015	22.745	22.520	1*	N/A	N/A	N/A
Janus Aspen Series Enterprise
2006	14.067	15.717	4	16.357	18.303	1*
2007	15.717	18.868	4	18.303	22.006	1*
2008	18.868	10.445	4	22.006	12.201	1*
2009	10.445	14.878	4	12.201	17.405	1*
2010	14.878	18.415	3	17.405	21.575	1*
2011	18.415	17.859	2	21.575	20.955	1*
2012	17.859	20.602	2	20.955	24.210	1*
2013	20.602	26.825	1*	24.210	31.570	1*
2014	26.825	29.690	1*	31.570	34.996	1*
2015	29.690	30.381	1*	34.996	35.867	1*
JPMIT Global Allocation
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Century VP Mid Cap Value Managed Volatility
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Baron Growth Opportunities(7)
2006	10.478	10.632	1*	N/A	N/A	N/A
2007	10.632	10.843	1*	N/A	N/A	N/A
2008	10.843	6.508	1*	N/A	N/A	N/A
2009	6.508	8.877	12	N/A	N/A	N/A
2010	8.877	11.063	13	N/A	N/A	N/A
2011	11.063	11.348	21	N/A	N/A	N/A
2012	11.348	13.232	21	N/A	N/A	N/A
2013	13.232	18.275	21	N/A	N/A	N/A
2014	18.275	18.896	21	N/A	N/A	N/A
2015	18.896	17.744	20	N/A	N/A	N/A
LVIP BlackRock Emerging Markets Managed Volatility
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Equity Dividend Managed Volatility
2006	N/A	N/A	N/A	10.496	11.505	1*
2007	N/A	N/A	N/A	11.505	11.827	1*
2008	N/A	N/A	N/A	11.827	7.185	1*
2009	N/A	N/A	N/A	7.185	8.727	1*
2010	N/A	N/A	N/A	8.727	10.139	1*
2011	N/A	N/A	N/A	10.139	9.731	1*
2012	N/A	N/A	N/A	9.731	11.214	1*
2013	N/A	N/A	N/A	11.214	13.059	1*
2014	N/A	N/A	N/A	13.059	13.313	1*
2015	N/A	N/A	N/A	13.313	12.478	1*
LVIP BlackRock Global Allocation V.I. Managed Volatility
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
A-8

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP BlackRock Inflation Protected Bond
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	10.112	11.155	16	N/A	N/A	N/A
2012	11.155	11.687	16	N/A	N/A	N/A
2013	11.687	10.538	34	11.733	10.594	13
2014	10.538	10.691	27	10.594	10.764	2
2015	10.691	10.224	25	10.764	10.310	1*
LVIP BlackRock U.S. Opportunities Managed Volatility
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Clarion Global Real Estate
2007	9.377	8.231	1*	N/A	N/A	N/A
2008	8.231	4.693	3	N/A	N/A	N/A
2009	4.693	6.363	5	N/A	N/A	N/A
2010	6.363	7.383	5	N/A	N/A	N/A
2011	7.383	6.632	4	N/A	N/A	N/A
2012	6.632	8.135	3	N/A	N/A	N/A
2013	8.135	8.265	3	N/A	N/A	N/A
2014	8.265	9.259	2	N/A	N/A	N/A
2015	9.259	8.996	2	N/A	N/A	N/A
LVIP ClearBridge Large Cap Managed Volatility
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP ClearBridge Variable Appreciation Managed Volatility
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Bond
2006	14.298	14.764	213	10.596	10.958	200
2007	14.764	15.351	209	10.958	11.411	194
2008	15.351	14.695	159	11.411	10.939	50
2009	14.695	17.230	122	10.939	12.846	39
2010	17.230	18.433	70	12.846	13.763	40
2011	18.433	19.565	58	13.763	14.630	39
2012	19.565	20.568	45	14.630	15.403	31
2013	20.568	19.814	37	15.403	14.861	29
2014	19.814	20.706	30	14.861	15.553	19
2015	20.706	20.497	24	15.553	15.420	18
LVIP Delaware Diversified Floating Rate
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	10.053	9.865	2	N/A	N/A	N/A
2012	9.865	10.113	4	N/A	N/A	N/A
2013	10.113	10.023	2	N/A	N/A	N/A
2014	10.023	9.919	2	N/A	N/A	N/A
2015	9.919	9.686	1*	N/A	N/A	N/A
LVIP Delaware Foundation Aggressive Allocation(8)
2006	13.329	15.051	8	13.470	15.233	10
2007	15.051	15.788	10	15.233	16.002	8
2008	15.788	10.396	7	16.002	10.553	8
2009	10.396	13.531	6	10.553	13.756	7
2010	13.531	15.008	6	13.756	15.281	7
2011	15.008	14.500	6	15.281	14.785	7
2012	14.500	16.199	5	14.785	16.542	7
2013	16.199	19.206	5	16.542	19.643	7
2014	19.206	19.762	4	19.643	20.241	7
2015	19.762	19.227	4	N/A	N/A	N/A
A-9

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Delaware Social Awareness
2006	14.109	15.626	9	15.159	16.813	7
2007	15.626	15.865	9	16.813	17.097	7
2008	15.865	10.261	8	17.097	11.074	6
2009	10.261	13.154	8	11.074	14.218	7
2010	13.154	14.472	7	14.218	15.666	6
2011	14.472	14.362	6	15.666	15.570	6
2012	14.362	16.327	6	15.570	17.726	4
2013	16.327	21.846	5	17.726	23.754	4
2014	21.846	24.817	4	23.754	27.025	4
2015	24.817	24.309	3	27.025	26.512	4
LVIP Delaware Special Opportunities
2007	10.092	9.153	4	N/A	N/A	N/A
2008	9.153	5.700	4	N/A	N/A	N/A
2009	5.700	7.306	1*	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	12.381	12.974	1*	N/A	N/A	N/A
2014	12.974	13.722	1*	N/A	N/A	N/A
2015	13.722	13.519	1*	N/A	N/A	N/A
LVIP Dimensional International Core Equity Managed Volatility
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional International Core Equity
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 1
2006	10.527	11.471	1*	N/A	N/A	N/A
2007	11.471	11.977	1*	N/A	N/A	N/A
2008	11.977	7.560	1*	N/A	N/A	N/A
2009	7.560	9.262	1*	N/A	N/A	N/A
2010	9.262	10.279	2	N/A	N/A	N/A
2011	10.279	10.221	2	N/A	N/A	N/A
2012	10.221	11.583	1*	N/A	N/A	N/A
2013	11.583	15.169	1*	N/A	N/A	N/A
2014	15.169	16.869	1*	N/A	N/A	N/A
2015	16.869	16.247	1*	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 2 Managed Volatility
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 2
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional/Vanguard Total Bond
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Franklin Mutual Shares VIP Managed Volatility
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
A-10

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Global Conservative Allocation Managed Risk
2006	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A
2009	8.603	11.532	18	N/A	N/A	N/A
2010	11.532	12.535	17	N/A	N/A	N/A
2011	12.535	12.784	16	N/A	N/A	N/A
2012	12.784	13.804	17	N/A	N/A	N/A
2013	13.804	14.902	15	N/A	N/A	N/A
2014	14.902	15.493	4	N/A	N/A	N/A
2015	15.493	14.936	4	N/A	N/A	N/A
LVIP Global Growth Allocation Managed Risk
2006	10.661	11.970	24	11.309	11.998	20
2007	11.970	12.929	35	11.998	12.979	20
2008	12.929	8.468	26	N/A	N/A	N/A
2009	8.468	10.748	26	N/A	N/A	N/A
2010	10.748	11.915	19	N/A	N/A	N/A
2011	11.915	11.721	16	N/A	N/A	N/A
2012	11.721	12.584	16	N/A	N/A	N/A
2013	12.584	14.055	16	N/A	N/A	N/A
2014	14.055	14.303	16	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Global Income
2009	10.799	10.688	3	N/A	N/A	N/A
2010	10.688	11.532	4	N/A	N/A	N/A
2011	11.532	11.466	4	N/A	N/A	N/A
2012	11.466	12.146	4	N/A	N/A	N/A
2013	12.146	11.611	4	N/A	N/A	N/A
2014	11.611	11.642	3	N/A	N/A	N/A
2015	11.642	11.220	2	N/A	N/A	N/A
LVIP Global Moderate Allocation Managed Risk
2006	10.503	11.555	12	10.865	11.582	3
2007	11.555	12.420	9	11.582	12.468	3
2008	12.420	8.964	50	12.468	9.012	18
2009	8.964	11.290	52	9.012	11.368	18
2010	11.290	12.433	8	11.368	12.538	2
2011	12.433	12.372	8	12.538	12.495	2
2012	12.372	13.338	8	12.495	13.490	2
2013	13.338	14.675	7	13.490	14.865	1*
2014	14.675	15.033	6	14.865	15.251	1*
2015	15.033	14.288	6	15.251	14.516	1*
LVIP Growth Fund(9)
2005	N/A	N/A	N/A	N/A	N/A	N/A
2006	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Growth Opportunities(10)
2005	N/A	N/A	N/A	N/A	N/A	N/A
2006	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Invesco Diversified Equity-Income Managed Volatility
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Invesco V.I. Comstock Managed Volatility
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
A-11

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Ivy Mid Cap Growth Managed Volatility
2007	N/A	N/A	N/A	N/A	N/A	N/A
2008	8.310	5.466	1*	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP JPMorgan High Yield
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	10.819	10.939	1*	N/A	N/A	N/A
2012	10.939	12.365	1*	N/A	N/A	N/A
2013	12.365	12.961	1*	N/A	N/A	N/A
2014	12.961	13.111	1*	N/A	N/A	N/A
2015	13.111	12.389	1*	N/A	N/A	N/A
LVIP JPMorgan Mid Cap Value Managed Volatility
2007	9.598	9.370	1*	N/A	N/A	N/A
2008	9.370	6.086	1*	N/A	N/A	N/A
2009	6.086	7.463	1*	N/A	N/A	N/A
2010	7.463	9.158	1*	N/A	N/A	N/A
2011	9.158	8.850	1*	N/A	N/A	N/A
2012	8.850	9.902	1*	N/A	N/A	N/A
2013	9.902	12.095	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Managed Risk Profile 2010
2007	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Managed Risk Profile 2020
2007	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Managed Risk Profile 2030
2007	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
A-12

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Managed Risk Profile 2040
2007	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP MFS International Growth Managed Volatility
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP MFS International Growth
2007	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP MFS Value
2007	N/A	N/A	N/A	N/A	N/A	N/A
2008	8.031	6.474	1*	N/A	N/A	N/A
2009	6.474	7.704	2	N/A	N/A	N/A
2010	7.704	8.456	2	N/A	N/A	N/A
2011	8.456	8.309	1*	N/A	N/A	N/A
2012	8.309	9.508	1*	N/A	N/A	N/A
2013	9.508	12.716	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Mondrian International Value
2006	17.918	22.970	29	17.498	22.465	6
2007	22.970	25.253	26	22.465	24.735	6
2008	25.253	15.774	21	24.735	15.474	6
2009	15.774	18.857	17	15.474	18.526	6
2010	18.857	19.054	8	18.526	18.747	6
2011	19.054	17.996	8	18.747	17.733	5
2012	17.996	19.453	7	17.733	19.197	4
2013	19.453	23.372	8	19.197	23.100	3
2014	23.372	22.462	8	23.100	22.234	3
2015	22.462	21.310	7	22.234	21.125	3
LVIP Money Market
2006	10.576	10.917	31	10.071	10.412	28
2007	10.917	11.300	44	10.412	10.793	28
2008	11.300	11.404	116	10.793	10.909	31
2009	11.404	11.280	84	10.909	10.806	23
2010	11.280	11.128	49	10.806	10.677	22
2011	11.128	10.977	40	10.677	10.547	21
2012	10.977	10.827	33	10.547	10.419	19
2013	10.827	10.679	31	10.419	10.292	19
2014	10.679	10.533	25	10.292	10.167	14
2015	10.533	10.389	7	10.167	10.043	13
LVIP Multi-Manager Global Equity Managed Volatility
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
A-13

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSgA Bond Index
2008	10.009	10.470	3	N/A	N/A	N/A
2009	10.470	10.765	11	N/A	N/A	N/A
2010	10.765	11.221	14	N/A	N/A	N/A
2011	11.221	11.854	12	N/A	N/A	N/A
2012	11.854	12.110	9	N/A	N/A	N/A
2013	12.110	11.605	9	N/A	N/A	N/A
2014	11.605	12.072	1*	11.702	12.190	1*
2015	12.072	11.904	7	12.190	12.039	1*
LVIP SSgA Conservative Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	10.662	11.327	1*	N/A	N/A	N/A
2013	11.327	11.899	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Conservative Structured Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	10.618	11.211	1*	N/A	N/A	N/A
2013	11.211	11.808	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Developed International 150
2008	N/A	N/A	N/A	N/A	N/A	N/A
2009	9.103	8.918	2	N/A	N/A	N/A
2010	8.918	9.410	2	N/A	N/A	N/A
2011	9.410	8.133	3	N/A	N/A	N/A
2012	8.133	9.091	2	N/A	N/A	N/A
2013	9.091	10.759	2	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	11.799	10.052	1*	N/A	N/A	N/A
LVIP SSgA Emerging Markets 100
2008	8.053	6.058	1*	N/A	N/A	N/A
2009	6.058	11.319	3	N/A	N/A	N/A
2010	11.319	14.225	5	N/A	N/A	N/A
2011	14.225	11.901	3	N/A	N/A	N/A
2012	11.901	13.189	3	N/A	N/A	N/A
2013	13.189	12.606	2	N/A	N/A	N/A
2014	12.606	11.981	1*	N/A	N/A	N/A
2015	11.981	9.777	1*	N/A	N/A	N/A
LVIP SSgA Global Tactical Allocation Managed Volatility(11)
2006	N/A	N/A	N/A	10.906	12.522	7
2007	N/A	N/A	N/A	12.522	13.695	7
2008	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	10.994	10.837	21	N/A	N/A	N/A
2012	10.837	11.848	25	N/A	N/A	N/A
2013	11.848	12.798	24	N/A	N/A	N/A
2014	12.798	13.088	21	N/A	N/A	N/A
2015	13.088	12.035	21	N/A	N/A	N/A
LVIP SSgA International Index
2008	6.976	6.403	1*	N/A	N/A	N/A
2009	6.403	8.053	2	N/A	N/A	N/A
2010	8.053	8.479	3	N/A	N/A	N/A
2011	8.479	7.308	3	N/A	N/A	N/A
2012	7.308	8.491	2	N/A	N/A	N/A
2013	8.491	10.105	19	8.549	10.189	3
2014	10.105	9.359	14	10.189	9.451	4
2015	9.359	9.094	13	9.451	9.197	4
A-14

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSgA International Managed Volatility
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Large Cap 100
2008	N/A	N/A	N/A	N/A	N/A	N/A
2009	9.204	9.289	4	N/A	N/A	N/A
2010	9.289	10.891	6	N/A	N/A	N/A
2011	10.891	10.961	5	N/A	N/A	N/A
2012	10.961	12.100	3	N/A	N/A	N/A
2013	12.100	16.168	8	N/A	N/A	N/A
2014	16.168	18.564	5	N/A	N/A	N/A
2015	18.564	17.407	5	N/A	N/A	N/A
LVIP SSgA Large Cap Managed Volatility
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Moderate Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Moderate Structured Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	12.076	12.574	18	11.372	12.639	2
2014	12.574	13.055	15	12.639	13.142	2
2015	13.055	12.495	14	13.142	12.597	2
LVIP SSgA Moderately Aggressive Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Moderately Aggressive Structured Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA S&P 500 Index(12)
2006	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A
2008	7.756	7.039	1*	N/A	N/A	N/A
2009	7.039	8.731	4	N/A	N/A	N/A
2010	8.731	9.854	5	N/A	N/A	N/A
2011	9.854	9.872	5	N/A	N/A	N/A
2012	9.872	11.229	3	N/A	N/A	N/A
2013	11.229	14.581	43	11.358	14.769	8
2014	14.581	16.268	30	14.769	16.504	6
2015	16.268	16.189	39	16.504	16.448	5
A-15

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSgA Small-Cap Index
2007	N/A	N/A	N/A	N/A	N/A	N/A
2008	7.923	5.948	1*	N/A	N/A	N/A
2009	5.948	7.373	3	N/A	N/A	N/A
2010	7.373	9.152	2	N/A	N/A	N/A
2011	9.152	8.591	2	N/A	N/A	N/A
2012	8.591	9.794	2	N/A	N/A	N/A
2013	9.794	13.286	11	9.877	13.419	1*
2014	13.286	13.680	8	13.419	13.837	1*
2015	13.680	12.821	7	13.837	12.988	1*
LVIP SSgA Small-Cap Managed Volatility
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Small-Mid Cap 200
2008	N/A	N/A	N/A	N/A	N/A	N/A
2009	7.715	10.788	1*	N/A	N/A	N/A
2010	10.788	13.556	2	N/A	N/A	N/A
2011	13.556	13.039	1*	N/A	N/A	N/A
2012	13.039	14.600	1*	N/A	N/A	N/A
2013	14.600	19.314	1*	N/A	N/A	N/A
2014	19.314	19.816	1*	N/A	N/A	N/A
2015	19.816	18.157	1*	N/A	N/A	N/A
LVIP T. Rowe Price Growth Stock
2007	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	9.954	10.340	1*	N/A	N/A	N/A
2013	10.340	14.143	1*	N/A	N/A	N/A
2014	14.143	15.124	1*	N/A	N/A	N/A
2015	15.124	16.472	1*	N/A	N/A	N/A
LVIP T. Rowe Price Structured Mid-Cap Growth
2006	13.536	14.586	1*	N/A	N/A	N/A
2007	14.586	16.338	2	N/A	N/A	N/A
2008	16.338	9.219	1*	N/A	N/A	N/A
2009	9.219	13.303	1*	N/A	N/A	N/A
2010	13.303	16.840	1*	N/A	N/A	N/A
2011	16.840	15.963	1*	N/A	N/A	N/A
2012	15.963	18.305	1*	N/A	N/A	N/A
2013	18.305	24.330	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Templeton Growth Managed Volatility
2007	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP U.S. Growth Allocation Managed Risk
2015	N/A	N/A	N/A	N/A	N/A	N/A
A-16

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP UBS Large Cap Growth Managed Volatility
2006	11.662	12.612	8	13.094	14.182	1*
2007	12.612	14.976	8	14.182	16.865	1*
2008	14.976	8.739	8	16.865	9.856	1*
2009	8.739	11.938	4	9.856	13.484	1*
2010	11.938	13.108	4	13.484	14.827	1*
2011	13.108	12.191	4	14.827	13.811	1*
2012	12.191	13.991	4	13.811	15.874	1*
2013	13.991	17.315	4	15.874	19.675	1*
2014	17.315	17.988	3	N/A	N/A	N/A
2015	17.988	17.975	3	N/A	N/A	N/A
LVIP Vanguard Domestic Equity ETF
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Vanguard International Equity ETF
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP VIP ContraFund® Managed Volatility
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP VIP Mid Cap Managed Volatility
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Wellington Capital Growth
2007	10.752	10.717	1*	N/A	N/A	N/A
2008	10.717	6.158	2	N/A	N/A	N/A
2009	6.158	8.169	4	N/A	N/A	N/A
2010	8.169	9.559	4	N/A	N/A	N/A
2011	9.559	8.555	3	N/A	N/A	N/A
2012	8.555	10.019	3	N/A	N/A	N/A
2013	10.019	13.404	2	N/A	N/A	N/A
2014	13.404	14.683	1*	N/A	N/A	N/A
2015	14.683	15.804	1*	N/A	N/A	N/A
LVIP Wellington Mid-Cap Value
2007	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
MFS VIT Growth
2006	12.091	12.831	2	15.001	15.120	1*
2007	12.831	15.293	2	15.120	18.051	1*
2008	15.293	9.418	2	18.051	11.135	1*
2009	9.418	12.754	2	N/A	N/A	N/A
2010	12.754	14.466	1*	N/A	N/A	N/A
2011	14.466	14.186	1*	N/A	N/A	N/A
2012	14.186	16.377	1*	N/A	N/A	N/A
2013	16.377	22.043	1*	N/A	N/A	N/A
2014	22.043	23.624	1*	N/A	N/A	N/A
2015	23.624	24.996	1*	N/A	N/A	N/A
A-17

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
MFS VIT Total Return
2004	11.358	12.435	103	11.118	12.191	27
2005	12.435	12.581	103	12.191	12.352	7
2006	12.581	13.848	103	12.352	13.617	7
2007	13.848	14.193	94	13.617	13.977	7
2008	14.193	10.871	66	13.977	10.722	7
2009	10.871	12.620	53	10.722	12.466	6
2010	12.620	13.644	46	12.466	13.497	5
2011	13.644	13.667	32	13.497	13.541	4
2012	13.667	14.951	15	13.541	14.835	4
2013	14.951	16.570	14	14.835	16.450	3
MFS VIT Utilities
2006	14.711	18.998	9	17.652	22.830	3
2007	18.998	23.896	10	22.830	28.760	3
2008	23.896	14.654	8	28.760	17.664	1*
2009	14.654	19.201	5	17.664	23.178	1*
2010	19.201	21.492	6	N/A	N/A	N/A
2011	21.492	22.572	4	N/A	N/A	N/A
2012	22.572	25.199	3	N/A	N/A	N/A
2013	25.199	29.872	4	N/A	N/A	N/A
2014	29.872	33.129	3	N/A	N/A	N/A
2015	33.129	27.847	3	N/A	N/A	N/A
MFS® VIT II Core Equity(13)
2006	11.383	12.740	2	13.235	14.836	1*
2007	12.740	13.929	2	14.836	16.244	1*
2008	13.929	8.334	2	N/A	N/A	N/A
2009	8.334	10.868	2	N/A	N/A	N/A
2010	10.868	12.524	1*	N/A	N/A	N/A
2011	12.524	12.192	1*	N/A	N/A	N/A
2012	12.192	13.940	1*	N/A	N/A	N/A
2013	13.940	18.452	1*	N/A	N/A	N/A
2014	18.452	20.193	1*	N/A	N/A	N/A
2015	20.193	19.828	1*	N/A	N/A	N/A
NB AMT Mid Cap Growth(1)
2004	10.552	12.103	69	12.176	13.976	1*
2005	12.103	13.575	63	13.976	15.699	1*
2006	13.575	15.353	59	15.699	17.782	1*
2007	15.353	18.550	54	17.782	21.518	1*
2008	18.550	10.359	45	21.518	12.034	1*
2009	10.359	13.442	37	N/A	N/A	N/A
2010	13.442	17.113	20	N/A	N/A	N/A
2011	17.113	16.954	18	N/A	N/A	N/A
2012	16.954	18.794	6	N/A	N/A	N/A
2013	18.794	21.479	6	21.966	25.118	1*
NB AMT Mid Cap Intrinsic Value
2006	17.554	19.242	10	17.151	18.829	2
2007	19.242	19.601	9	18.829	19.209	3
2008	19.601	10.472	9	19.209	10.278	2
2009	10.472	15.135	8	10.278	14.876	3
2010	15.135	18.832	6	14.876	18.539	2
2011	18.832	17.364	5	18.539	17.119	2
2012	17.364	19.781	5	17.119	19.531	1*
2013	19.781	26.734	5	19.531	26.436	1*
2014	26.734	30.010	4	26.436	29.719	1*
2015	30.010	27.125	4	29.719	26.903	1*
PIMCO VIT CommodityRealReturn Strategy
2009	11.928	12.518	2	N/A	N/A	N/A
2010	12.518	15.338	2	N/A	N/A	N/A
2011	15.338	13.983	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
A-18

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Putnam VT Global Health Care
2006	11.424	11.580	6	N/A	N/A	N/A
2007	11.580	11.351	6	N/A	N/A	N/A
2008	11.351	9.282	7	N/A	N/A	N/A
2009	9.282	11.533	3	N/A	N/A	N/A
2010	11.533	11.653	2	N/A	N/A	N/A
2011	11.653	11.355	2	N/A	N/A	N/A
2012	11.355	13.691	2	N/A	N/A	N/A
2013	13.691	19.126	2	N/A	N/A	N/A
2014	19.126	24.074	1*	N/A	N/A	N/A
2015	24.074	25.588	1*	N/A	N/A	N/A
Putnam VT Growth & Income
2006	12.395	14.168	1*	N/A	N/A	N/A
2007	14.168	13.127	1*	N/A	N/A	N/A
2008	13.127	7.935	1*	N/A	N/A	N/A
2009	7.935	10.157	1*	N/A	N/A	N/A
2010	10.157	11.456	1*	N/A	N/A	N/A
2011	11.456	10.772	1*	N/A	N/A	N/A
2012	10.772	12.655	1*	N/A	N/A	N/A
2013	12.655	16.932	1*	N/A	N/A	N/A
2014	16.932	18.490	1*	N/A	N/A	N/A
2015	18.490	16.860	1*	N/A	N/A	N/A
Templeton Global Bond VIP
2006	N/A	N/A	N/A	10.583	11.020	2
2007	11.544	12.035	3	11.020	12.081	2
2008	12.035	12.604	6	12.081	12.672	2
2009	12.604	14.751	4	12.672	14.852	2
2010	14.751	16.647	5	14.852	16.787	2
2011	16.647	16.273	3	16.787	16.434	2
2012	16.273	18.464	1*	16.434	18.675	2
2013	18.464	18.504	1*	18.675	18.744	1*
2014	18.504	18.581	1*	18.744	18.850	1*
2015	18.581	17.534	1*	18.850	17.814	1*
Templeton Growth VIP
2006	13.161	15.808	39	15.660	18.838	1*
2007	15.808	15.954	34	18.838	19.041	1*
2008	15.954	9.074	21	19.041	10.846	1*
2009	9.074	11.731	15	10.846	14.042	1*
2010	11.731	12.423	10	14.042	14.893	1*
2011	12.423	11.396	9	14.893	13.682	1*
2012	11.396	13.605	8	13.682	16.359	1*
2013	13.605	17.550	8	16.359	21.135	1*
2014	17.550	16.819	7	21.135	20.285	1*
2015	16.819	15.509	6	20.285	18.733	1*
*	The numbers of accumulation units less than 500 were rounded up to one.
(1)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA S&P 500 Index Fund Subaccount.
(2)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.
(3)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP BlackRock Inflation Protected Bond Fund Subaccount.
(4)	Effective October 9, 2010, the Delaware VIP® Trend Series was reorganized into the Delaware VIP® Smid Cap Growth Series. The values in the table for periods prior to the date of the reorganization reflect investments in the Delaware VIP® Trend Series.
(5)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA International Index Fund Subaccount.
(6)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA Small-Cap Index Fund Subaccount.
(7)	Effective June 5, 2007, the Baron Capital Asset Fund, a series of Baron Capital Funds Trust, was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Baron Capital Asset Fund.
(8)	Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Foundation Aggressive Allocation Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.
(9)	Effective April 30, 2007, the Lincoln Growth Fund, was reorganized into the LVIP Janus Capital Appreciation Fund, a series of Lincoln Variable Insurance Products Trust.
A-19

(10)	Effective June 11, 2007, the Lincoln Growth Opportunities Fund was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust.
(11)	Effective July 30, 2010, the LVIP Wilshire Aggressive Profile Fund was restructured into the LVIP SSgA Global Tactical Allocation Managed Volatility Fund. The values in the table for periods prior to the date of the restructuring reflect investments in the LVIP Wilshire Aggressive Profile Fund.
(12)	Effective April 30, 2007, the Lincoln Core Fund was reorganized into the LVIP SSgA S&P 500 Index Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Lincoln Core Fund.
(13)	Effective March 27, 2015, the MFS VIT Core Equity Series was reorganized into the MFS VIT II Core Equity Portfolio. The values in the table for periods prior to the date of the reorganization reflect investments in the MFS VIT Core Equity Series.
A-20

Appendix B — Guaranteed Annual Income Percentages For Previous Rider Elections
Guaranteed Annual Income Percentages by Ages for rider elections on or after December 3, 2012 but prior to May 20, 2013:
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Single & Joint Life Option*	Single & Joint Life Option
Age	Guaranteed Annual Income amount percentage
55 – 58	3.50%
59 - 64	4.00%
65+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0
Single & Joint Life Option*	Single & Joint Life Option
Age	Guaranteed Annual Income amount percentage
55 – 58	3.00%
59 – 64	3.50%
65 – 69	4.50%
70+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.

Guaranteed Annual Income Percentage by Ages for rider elections on or after April 2, 2012 but prior to December 3, 2012:
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income amount percentage	Age (younger of you and your spouse’s age)	Guaranteed Annual Income amount percentage
55 – 58	4.00%	55 – 64	4.00%
59+	5.00%	65+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income amount percentage	Age (younger of you and your spouse’s age)	Guaranteed Annual Income amount percentage
55 – 58	3.50%	55 – 64	3.50%
59 – 64	4.00%	65 – 69	4.50%
65 – 69	4.50%	70+	5.00%
70+	5.00%

Guaranteed Annual Income Percentages by Ages for rider elections prior to April 2, 2012:
Lincoln Lifetime IncomeSM Advantage 2.0
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income amount percentage	Age (younger of you and your spouse’s age)	Guaranteed Annual Income amount percentage
55 – 58	4.00%	55 – 64	4.00%
59+	5.00%	65+	5.00%

B-1

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Appendix C — Guaranteed Income Benefit Percentages For Previous Rider Elections
Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for:
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections between May 21, 2012 and May 19, 2013, or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) between April 2, 2012 and May 19, 2013, or 4LATER® Advantage (Managed Risk) between October 1, 2012 and May 19, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value or Income Base**
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider’s effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Advantage (Managed Risk) may use any remaining Income Base to establish the initial Guaranteed Income Benefit.
i4LIFE® Advantage Guaranteed Income Benefit elections between May 21, 2012 and May 19, 2013, or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 between April 2, 2012 and May 19, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Income Base or Guaranteed Amount**
Under age 40	2.00%
40 – 54	2.50%
55 – 58	3.00%
59 – 64	3.50%
65 – 69	4.00%
70 – 74	4.50%
75+	5.00%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.
i4LIFE® Advantage Guaranteed Income Benefit elections prior to May 21, 2012, or for purchasers of
Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Income Base or Guaranteed Amount**
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.

C-1

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SAI 2

Lincoln ChoicePlusSM II
Lincoln New York Account N for Variable Annuities  (Registrant)
Lincoln Life & Annuity Company of New York  (Depositor)
Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln ChoicePlusSM II prospectus of Lincoln New York Account N for Variable Annuities dated May 1, 2016. You may obtain a copy of the Lincoln ChoicePlusSM II prospectus on request and without charge. Please write Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583.

This SAI is not a prospectus.
The date of this SAI is May 1, 2016.

Special Terms
The special terms used in this SAI are the ones defined in the prospectus.
Services
Independent Registered Public Accounting Firm
Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) the financial statements of the Lincoln New York Account N for Variable Annuities as of December 31, 2015 and for the year then ended and the statement of changes in net assets for each of the years in the two year period ended December 31, 2015; and b) the financial statements of Lincoln Life & Annuity Company of New York as of December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.
Keeper of Records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln New York. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.
Principal Underwriter
Lincoln Financial Distributors, Inc., (“LFD”), an affiliate of Lincoln New York, serves as principal underwriter (the “Principal Underwriter”) for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives who are also associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corp. (collectively “LFN”), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers (“Selling Firms”) for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $33,284,942, $37,372,495 and $35,261,520 to LFN and Selling Firms in 2013, 2014 and 2015, respectively, as sales compensation with respect to the contracts. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.
Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.
Both before and after the Annuity Commencement Date, there are exchange privileges between Subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.
The offering of the contracts is continuous.
Interest Adjustment Example
Note: This example is intended to show how the Interest Adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the Interest Adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The Interest Adjustment may be referred to as a Market Value Adjustment in your contract.
B-2

SAMPLE CALCULATIONS FOR MALE 35 ISSUE
CASH SURRENDER VALUES
Single Premium	$50,000
Premium taxes	None
Withdrawals	None
Guaranteed Period	5 years
Guaranteed Interest Rate	3.50%
Annuity Date	Age 70
Index Rate A	3.50%
Index Rate B	4.00% End of contract year 1 3.50% End of contract year 2 3.00% End of contract year 3 2.00% End of contract year 4
Percentage adjustment to B	0.50%

Interest Adjustment Formula	(1 + Index A)[n]	-1
n = Remaining Guaranteed Period	(1 + Index B + % Adjustment)[n]
SURRENDER VALUE CALCULATION
Contract Year	(1) Annuity Value	(2) 1 + Interest Adjustment Formula	(3) Adjusted Annuity Value	(4) Minimum Value	(5) Greater of (3) & (4)	(6) Surrender Charge	(7) Surrender Value
1	$51,710	0.962268	$49,759	$50,710	$50,710	$4,250	$46,460
2	$53,480	0.985646	$52,712	$51,431	$52,712	$4,250	$48,462
3	$55,312	1.000000	$55,312	$52,162	$55,312	$4,000	$51,312
4	$57,208	1.009756	$57,766	$52,905	$57,766	$3,500	$54,266
5	$59,170	N/A	$59,170	$53,658	$59,170	$3,000	$56,170
ANNUITY VALUE CALCULATION
Contract Year	BOY* Annuity Value		Guaranteed Interest Rate		Annual Account Fee		EOY** Annuity Value
1	$50,000	x	1.035	-	$40	=	$51,710
2	$51,710	x	1.035	-	$40	=	$53,480
3	$53,480	x	1.035	-	$40	=	$55,312
4	$55,312	x	1.035	-	$40	=	$57,208
5	$57,208	x	1.035	-	$40	=	$59,170
SURRENDER CHARGE CALCULATION
Contract Year	Surrender Charge Factor		Deposit		Surrender Charge
1	8.5%	x	$50,000	=	$4,250
2	8.5%	x	$50,000	=	$4,250
3	8.0%	x	$50,000	=	$4,000
4	7.0%	x	$50,000	=	$3,500
5	6.0%	x	$50,000	=	$3,000
B-3

1 + INTEREST ADJUSTMENT FORMULA CALCULATION
Contract Year	Index A	Index B	Adj Index B	N	Result
1	3.50%	4.00%	4.50%	4	0.962268
2	3.50%	3.50%	4.00%	3	0.985646
3	3.50%	3.00%	3.50%	2	1.000000
4	3.50%	2.00%	2.50%	1	1.009756
5	3.50%	N/A	N/A	N/A	N/A
MINIMUM VALUE CALCULATION
Contract Year			Minimum Guaranteed Interest Rate		Annual Account Fee		Minimum Value
1	$50,000	x	1.015	-	$40	=	$50,710
2	$50,710	x	1.015	-	$40	=	$51,431
3	$51,431	x	1.015	-	$40	=	$52,162
4	$52,162	x	1.015	-	$40	=	$52,905
5	$52,905	x	1.015	-	$40	=	$53,658

*	BOY = beginning of year

**	EOY = end of year
Annuity Payouts
Variable Annuity Payouts
Variable Annuity Payouts will be determined on the basis of:
•	the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax;
•	the annuity tables contained in the contract;
•	the type of annuity option selected; and
•	the investment results of the fund(s) selected.
In order to determine the amount of variable Annuity Payouts, we make the following calculation:
•	first, we determine the dollar amount of the first payout;
•	second, we credit the contract with a fixed number of Annuity Units based on the amount of the first payout; and
•	third, we calculate the value of the Annuity Units each period thereafter.
These steps are explained below.
The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable Annuity Payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future Annuity Payouts will be paid. Amounts shown in the tables are based on the 1983 Table “a” Individual Annuity Mortality Tables modified, with an assumed investment return at the rate of 3%, 4% or 5% per annum, depending on the terms of your contract. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.
Conversely, if the actual rate is less than the assumed interest rate, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.
We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.
At an Annuity Commencement Date, the contract is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first periodic payout by the value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such
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units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the Contractowner’s fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending 14 days prior to the date that payout is due.
The value of each Subaccount’s Annuity Unit will be set initially at $1.00. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Date by the product of:
•	The net investment factor of the Subaccount for the Valuation Period for which the Annuity Unit value is being determined, and
•	A factor to neutralize the assumed investment return in the annuity table.
The value of the Annuity Units is determined as of a Valuation Date 14 days prior to the payment date in order to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.
Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the access period and the impact of a withdrawal on the Regular Income Payments. These examples assume that the investment return is the same as the assumed investment return (AIR) to make the Regular Income Payment calculations simpler to understand. The Regular Income Payments will vary based on the investment performance of the underlying funds.
Annuitant	Male, Age 65
Secondary Life	Female, Age 63
Purchase Payment	$200,000.00
Regular Income Payment Frequency	Annual
AIR	4.0%
Hypothetical Investment Return	4.0%

	20-year Access Period	30-Year Access Period
Regular Income Payment	$10,463.99	$9,922.44
A 10% withdrawal from the Account Value will reduce the Regular Income Payments by 10% to $9,417.59 with the 20-year access period and $8,930.20 with the 30-year access period.
At the end of the 20-year Access Period, the remaining Account Value of $114,163 (assuming no withdrawals) will be used to continue the $10,463.99 Regular Income Payment during the Lifetime Income Period for the lives of the annuitant and Secondary Life. At the end of the 30-year Access Period, the remaining Account Value of $69,919 (assuming no withdrawals) will be used to continue the $9,922.44 Regular Income Payment during the Lifetime Income Period for the lives of the annuitant and Secondary Life. (Note: the Regular Income Payments during the Lifetime Income Period will vary with the investment performance of the underlying funds).
Determination of Accumulation and Annuity Unit Value
A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.
Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.
Capital Markets
In any particular year, our capital may increase or decrease depending on a variety of factors — the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.
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Advertising & Ratings
We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln New York or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody’s, A.M. Best, Fitch, and Standard & Poor’s. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.
About the S&P 500 Index
The S&P 500 Index (hereinafter “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates (hereinafter “Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the funds. S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of the funds into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of the funds or in the determination or calculation of the equation by which the funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Unclaimed Property
We have entered into a Global Resolution Agreement with a third party auditor representing multiple states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor has compared expanded matching criteria to the Social Security Master Death File (“SSMDF”) to identify deceased insureds and policy or contract holders where a valid claim has not been made. We
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have also entered into a Regulatory Settlement Agreement with multiple states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are conducting examinations and audits of our compliance with unclaimed property laws and considering proposals that would apply prospectively and require life insurance companies to take additional steps to identify unreported deceased policy and contract holders. These prospective changes and any escheatable property identified as a result of the audits and inquiries could result in: (1) additional payments of previously unclaimed death benefits; (2) the payment of abandoned funds to U.S. jurisdictions; and (3) changes in our practices and procedures for the identification of escheatable funds and beneficiaries, which would impact claim payments and reserves, among other consequences.
Additional Services
Dollar Cost Averaging (DCA)—You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain Subaccounts, or the fixed side (if available) of the contract into the Subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service (AWS)—AWS provides an automatic, periodic withdrawal of Contract Value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. You may elect to participate in AWS at the time of application or at any time before the Annuity Commencement Date by sending a written request to us. The minimum Contract Value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Surrender Charge.
Cross Reinvestment Program/Earnings Sweep Program — Under this option, Account Value in a designated variable Subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable Subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the Annuity Commencement Date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.
The minimum holding Account Value required to establish cross reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.
Portfolio Rebalancing — Portfolio rebalancing is an option, which, if elected by the Contractowner, restores to a pre-determined level the percentage of the Contract Value, allocated to each variable Subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all Purchase Payments allocated to the variable Subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. The Contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the Contractowner may make these elections by phone. The portfolio rebalancing program is not available following the Annuity Commencement Date.
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SecureLine® Account – SecureLine® is an interest bearing draft account established from the proceeds payable on a contract administered by us that helps you manage your surrender or death benefit proceeds. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may use the checkbook we previously provided and write checks against the account until the funds are depleted. The SecureLine® account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine® account.
Interest credited in the SecureLine® account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that you consult your tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine® account. The balance in your SecureLine® account began earning interest the day your account was opened and will continue to earn interest until all funds are withdrawn. Interest is compounded daily and credited to your account on the last day of each month. The interest rate will be updated monthly and we may increase or decrease the rate at our discretion. The interest rate credited to your SecureLine® account may be more or less than the rate earned on funds held in our general account. The interest rate offered with a SecureLine® account is not necessarily that credited to the fixed account. There are no monthly fees. You may be charged a fee if you stop a payment or if you present a check for payment without sufficient funds.
Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of policyholders under the variable life accounts could conflict with those of Contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.
Financial Statements
The December 31, 2015 financial statements of the VAA and the December 31, 2015 financial statements of Lincoln New York appear on the following pages.
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Prospectus 3

Lincoln ChoicePlus AssuranceSM (B Share)
Individual Variable Annuity Contracts
Lincoln New York Account N for Variable Annuities
May 1, 2016
Home Office:
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, NY 13202
www.LincolnFinancial.com
Servicing Office:
Lincoln Life & Annuity Company of New York
PO Box 2348
Fort Wayne, IN 46801-2348
1-888-868-2583

This prospectus describes an individual flexible premium deferred variable annuity contract that is issued by Lincoln Life & Annuity Company of New York (Lincoln New York or Company). This contract can be purchased primarily as either a nonqualified annuity or qualified retirement annuity under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. You receive tax deferral for an IRA whether or not the funds are invested in an annuity contract. Further, if your contract is a Roth IRA, you generally will not pay income tax on a distribution, provided certain conditions are met. Therefore, there should be reasons other than tax deferral for purchasing a qualified annuity contract.
The contract is designed to accumulate Contract Value and to provide income over a certain period of time, or for life, subject to certain conditions. This contract also offers a Death Benefit payable upon the death of the Contractowner or Annuitant. Certain benefits described in this prospectus are no longer available.
The minimum initial Purchase Payment for the contract is $10,000. Additional Purchase Payments, subject to certain restrictions, may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.
Except as noted below, you choose whether your Contract Value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. If any portion of your Contract Value is in the fixed account, we promise to pay you your principal and a minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account. For contracts issued after September 30, 2003, the only fixed account available is for dollar cost averaging purposes.
We offer variable annuity contracts that have lower fees and that may offer different investment options, features, and optional benefits. You should carefully consider whether or not this contract is the best product for you.
All Purchase Payments for benefits on a variable basis will be placed in Lincoln New York Account N for Variable Annuities (Variable Annuity Account [VAA]). The VAA is a segregated investment account of Lincoln New York. You take all the investment risk on the Contract Value and the retirement income for amounts placed into one or more of the contract’s variable options (“Subaccounts”), which, in turn, invest in corresponding underlying funds. If the Subaccounts you select make money, your Contract Value goes up; if they lose money, it goes down. How much it goes up or down depends on the performance of the Subaccounts you select. We do not guarantee how any of the Subaccounts or their funds will perform. Also, neither the U.S. Government nor any federal agency insures or guarantees your investment in the contract. The contracts are not bank deposits and are not endorsed by any bank or government agency.
The available funds are listed below:
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Franchise Fund*
Invesco V.I. Core Equity Fund*
Invesco V.I. International Growth Fund
AllianceBernstein Variable Products Series Fund:
AB VPS Global Thematic Growth Portfolio
AB VPS Large Cap Growth Portfolio*
AB VPS Small/Mid Cap Value Portfolio
American Century Variable Portfolios, Inc.:
American Century VP Balanced Fund*
American Funds Insurance Series®:
American Funds Global Growth Fund*
American Funds Global Small Capitalization Fund*
American Funds Growth Fund*
American Funds Growth-Income Fund*
American Funds International Fund*
BlackRock Variable Series Funds, Inc.:
BlackRock Global Allocation V.I. Fund
Delaware VIP® Trust:
Delaware VIP® Diversified Income Series
Delaware VIP® Emerging Markets Series
Delaware VIP® High Yield Series*
Delaware VIP® Limited-Term Diversified Income Series
Delaware VIP® REIT Series
Delaware VIP® Small Cap Value Series
Delaware VIP® Smid Cap Growth Series
Delaware VIP® U.S. Growth Series

Delaware VIP® Value Series
Deutsche Variable Series II:
Deutsche Alternative Asset Allocation VIP Portfolio
Fidelity® Variable Insurance Products:
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP Growth Portfolio
Fidelity® VIP Mid Cap Portfolio
Franklin Templeton Variable Insurance Products Trust:
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Templeton Global Bond VIP Fund
Templeton Growth VIP Fund*
Janus Aspen Series:
Janus Aspen Balanced Portfolio*
Janus Aspen Enterprise Portfolio*
Janus Aspen Global Research Portfolio*
JPMorgan Insurance Trust:
JPMorgan Insurance Trust Global Allocation Portfolio
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Mid Cap Core Portfolio
Lincoln Variable Insurance Products Trust:
LVIP American Century Select Mid Cap Managed Volatility Fund*
(formerly LVIP American Century VP Mid Cap Value Managed Volatility Fund)
LVIP American Global Growth Fund*
LVIP American Global Small Capitalization Fund*
LVIP American Growth Fund*
LVIP American Growth-Income Fund*
LVIP American International Fund*
LVIP Baron Growth Opportunities Fund
LVIP BlackRock Dividend Value Managed Volatility Fund
(formerly LVIP BlackRock Equity Dividend Managed Volatility Fund)
LVIP BlackRock Emerging Markets Managed Volatility Fund*
LVIP BlackRock Global Allocation V.I. Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund*
LVIP BlackRock Inflation Protected Bond Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund*
LVIP BlackRock U.S. Opportunities Managed Volatility Fund*
LVIP Blended Core Equity Managed Volatility Fund
LVIP Blended Large Cap Growth Managed Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP Clarion Global Real Estate Fund
LVIP ClearBridge Large Cap Managed Volatility Fund*
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Foundation® Aggressive Allocation Fund*
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Franklin Templeton Value Managed Volatility Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Income Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Government Money Market Fund
LVIP Invesco Diversified Equity-Income Managed Volatility Fund
LVIP Invesco Select Equity Managed Volatility Fund*
(formerly LVIP Invesco V.I. Comstock Managed Volatility Fund)
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP Managed Risk Profile 2010 Fund*
LVIP Managed Risk Profile 2020 Fund*
LVIP Managed Risk Profile 2030 Fund*
LVIP Managed Risk Profile 2040 Fund*
LVIP MFS International Equity Managed Volatility Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP PIMCO Low Duration Bond Fund
LVIP Select Core Equity Managed Volatility Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA Emerging Markets 100 Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Large Cap Managed Volatility Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund**
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP SSGA SMID Cap Managed Volatility Fund
LVIP T. Rowe Price Growth Stock Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP VIP Mid Cap Managed Volatility Portfolio*
LVIP Wellington Capital Growth Fund
LVIP Wellington Mid-Cap Value Fund
MFS® Variable Insurance Trust:
MFS® VIT Growth Series
MFS® VIT Total Return Series*
MFS® VIT Utilities Series

MFS® Variable Insurance Trust II:
MFS® VIT II Core Equity Portfolio*
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Mid Cap Intrinsic Value Portfolio*
PIMCO Variable Insurance Trust:
PIMCO VIT CommodityRealReturn® Strategy Portfolio
Putnam Variable Trust:
Putnam VT Global Health Care Fund*
Putnam VT Growth & Income Fund*
* Not all funds are available in all contracts. Refer to the Description of the Funds section of this prospectus for specific information regarding availability of funds.
** The Index this portfolio is managed to (the “Index”) is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (“Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Licensee. Licensee’s product(s) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) no do they have any liability for any errors, omissions, or interruptions of the Index.
This prospectus gives you information about the contract that you should know before you decide to buy a contract and make Purchase Payments. You should also review the prospectuses for the funds and keep all prospectuses for future reference.
Neither the SEC nor any state securities commission has approved this contract or determined that this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.
More information about the contract is in the current Statement of Additional Information (SAI), dated the same date as this prospectus. The SAI is incorporated by reference into this prospectus and is legally part of this prospectus. For a free copy of the SAI, write: Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. The SAI and other information about Lincoln New York and the VAA are also available on the SEC's website (http://www.sec.gov). There is a table of contents for the SAI on the last page of this prospectus.

Special Terms
In this prospectus, the following terms have the indicated meanings:
5% Enhancement—A feature under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage and 4LATER® Advantage (Managed Risk) in which the Guaranteed Amount or Income Base, as applicable, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5%, subject to certain conditions.
Access Period—Under i4LIFE® Advantage, a defined period of time during which we make Regular Income Payments to you while you still have access to your Account Value. This means that you may make withdrawals, surrender the contract, and have a Death Benefit.
Account or Variable Annuity Account (VAA)—The segregated investment account, Account N, into which we set aside and invest the assets for the variable side of the contract offered in this prospectus.
Account Value—Under i4LIFE® Advantage, the initial Account Value is the Contract Value on the Valuation Date that i4LIFE® Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, reduced by Regular Income Payments, Guaranteed Income Benefit payments and withdrawals.
Accumulation Unit—A measure used to calculate Contract Value for the variable side of the contract before the Annuity Commencement Date and to calculate the i4LIFE® Advantage Account Value during the Access Period.
Annuitant—The person upon whose life the annuity benefit payments are based, and upon whose death a Death Benefit may be paid.
Annuity Commencement Date—The Valuation Date when funds are withdrawn or converted into Annuity Units or fixed dollar payout for payment of retirement income benefits under the Annuity Payout option you select (other than i4LIFE® Advantage).
Annuity Payout—A regularly scheduled payment (under any of the available annuity options) that occurs after the Annuity Commencement Date (or Periodic Income Commencement Date if i4LIFE® Advantage has been elected). Payments may be variable or fixed, or a combination of both.
Annuity Unit—A measure used to calculate the amount of Annuity Payouts for the variable side of the contract after the Annuity Commencement Date.
Automatic Annual Step-up—Under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage and 4LATER® Advantage (Managed Risk), the Guaranteed Amount or Income Base, as applicable, will automatically step up to the Contract Value on each Benefit Year anniversary, subject to certain conditions.
Beneficiary—The person you choose to receive any Death Benefit paid if you die before the Annuity Commencement Date.
Benefit Year—Under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage, Lincoln SmartSecurity® Advantage and 4LATER® Advantage (Managed Risk), the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Under Lincoln SmartSecurity® Advantage, if the Contractowner elects a step-up, the Benefit Year will begin on the effective date of the step-up and each anniversary of the step-up after that.
Contractowner (you, your, owner)—The person who can exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the Beneficiary, etc.). Usually, but not always, the Contractowner is the Annuitant.
Contract Value (may be referred to as Account Value in marketing materials)—At any given time before the Annuity Commencement Date, the total value of all Accumulation Units of a contract plus the value of the fixed side of the contract, if any.
Contract Year—Each 12-month period starting with the effective date of the contract and starting with each contract anniversary after that.
Death Benefit—Before the Annuity Commencement Date, the amount payable to your designated Beneficiary if the Contractowner dies. As an alternative, the Contractowner may receive a Death Benefit on the death of the Annuitant prior to the Annuity Commencement Date.
Enhancement Period—Under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage, and 4LATER® Advantage (Managed Risk), the 10-year period during which the 5% Enhancement is in effect. A new Enhancement Period will begin each time an Automatic Annual Step-up to the Contract Value occurs, subject to certain conditions.
Excess Withdrawals—Amounts withdrawn during a Benefit Year, as specified for each Living Benefit Rider, which decrease or eliminate the guarantees under the rider.
Good Order—The actual receipt at our Servicing Office of the requested transaction in writing or by other means we accept, along with all information and supporting legal documentation necessary to effect the transaction. The forms we provide will identify the necessary documentation. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirements at any time.

Guaranteed Amount—The value used to calculate your withdrawal benefit under Lincoln Lifetime IncomeSM Advantage or Lincoln SmartSecurity® Advantage.
Guaranteed Amount Annuity Payment Option—A fixed Annuity Payout option available under Lincoln SmartSecurity® Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.
Guaranteed Annual Income—The guaranteed periodic withdrawal amount available from the contract each Benefit Year for life under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage and Lincoln Lifetime IncomeSM Advantage 2.0.
Guaranteed Annual Income Amount Annuity Payout Option—A payout option available under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage and Lincoln Lifetime IncomeSM Advantage 2.0 in which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life.
Guaranteed Period—The period during which Contract Value in a fixed account will be credited a guaranteed interest rate.
Income Base—Under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage and Lincoln Lifetime IncomeSM Advantage 2.0, a value used to calculate the Guaranteed Annual Income amount. Under 4LATER® Advantage (Managed Risk) or 4LATER® Advantage, the Income Base will be used to calculate the minimum payouts available under your contract at a later date. The amount of the Income Base varies based on when you elect the rider, and is adjusted as set forth in this prospectus.
Interest Adjustment—An upward or downward adjustment on the amount of Contract Value in the fixed account upon a transfer, withdrawal or surrender of Contract Value from the fixed account due to fluctuations in interest rates.
Investment Requirements—Restrictions in how you may allocate your Subaccount investments if you own certain Living Benefit Riders.
Lifetime Income Period—Under i4LIFE® Advantage, the period of time following the Access Period during which we make Regular Income Payments to you (and Secondary Life, if applicable) for the rest of your life. During the Lifetime Income Period, you will no longer have access to your Account Value or receive a Death Benefit.
Lincoln New York (we, us, our)—Lincoln Life & Annuity Company of New York (LNY)
Living Benefit Rider—A general reference to optional riders that may be available for purchase, and provide some type of a minimum guarantee while you are alive. The riders that are currently available are: Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage, 4LATER® Advantage (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (version 4) and i4LIFE® Advantage (without the Guaranteed Income Benefit). Riders that are no longer available for purchase include Lincoln SmartSecurity® Advantage, Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0, 4LATER® Advantage and certain versions of the Guaranteed Income Benefit. If you select a Living Benefit Rider, Excess Withdrawals may have adverse effects on the benefit, and you may be subject to Investment Requirements.
Maximum Annual Withdrawal—The guaranteed periodic withdrawal available under Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage.
Maximum Annual Withdrawal Amount Annuity Payout Option — A fixed Annuity Payout option available under Lincoln Lifetime IncomeSM Advantage under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life.
Periodic Income Commencement Date—The Valuation Date on which the amount of i4LIFE® Advantage Regular Income Payments are determined.
Purchase Payments—Amounts paid into the contract.
Regular Income Payments—The variable, periodic income payments paid under i4LIFE® Advantage.
Secondary Life—Under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0, i4LIFE® Advantage and 4LATER® Advantage (Managed Risk), the person designated by the Contractowner upon whose life the annuity payments will also be contingent.
Subaccount—Each portion of the VAA that reflects investments in Accumulation and Annuity Units of a class of a particular fund available under the contracts. There is a separate Subaccount which corresponds to each class of a fund.
Valuation Date—Each day the New York Stock Exchange (NYSE) is open for trading.
Valuation Period—The period starting at the close of trading (normally 4:00 p.m. New York time) on each day that the NYSE is open for trading (Valuation Date) and ending at the close of such trading on the next Valuation Date.

Expense Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract.
The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer Contract Value between investment options, and/or the fixed account (if available). State premium taxes may also be deducted.
CONTRACTOWNER TRANSACTION EXPENSES
Accumulation Phase:
Surrender charge (as a percentage of Purchase Payments surrendered/withdrawn):[1]	7.00%
Transfer charge:[2]	$25
We may also apply an Interest Adjustment to amounts being withdrawn, surrendered or transferred from a Guaranteed Period account (except for dollar cost averaging, cross-reinvestment, withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity® Advantage and Regular Income Payments under i4LIFE® Advantage). See Fixed Side of the Contract.

[1]	The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may reduce or waive this charge in certain situations. See Charges and Other Deductions – Surrender Charge.
[2]	The transfer charge will not be imposed on the first 12 transfers during a Contract Year. We reserve the right to charge a $25 fee for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging, portfolio rebalancing and cross reinvestment transfers.

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. Only one table will apply to a given Contractowner. The tables differ based on whether the Contractowner has purchased the i4LIFE® Advantage rider.
•	Table A reflects the expenses for a contract that has not elected i4LIFE® Advantage (Base contract).
•	Table B reflects the expenses for a contract that has elected i4LIFE® Advantage.
•	Table C reflects the expenses for a contract that has elected i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk).
•	Table D reflects the expenses for a contract that has elected i4LIFE® Advantage and previously purchased 4LATER® Advantage.
•	Table E reflects the expenses for a contract that has elected i4LIFE® Advantage Guaranteed Income Benefit and previously purchased Lincoln Market SelectSM Advantage.

TABLE A
Annual Account Fee:[1]	$35

Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):[2,3]
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Mortality and Expense Risk Charge	1.45%
Administrative Charge	0.10%
Total Separate Account Expenses	1.55%
Guarantee of Principal Death Benefit
Mortality and Expense Risk Charge	1.20%
Administrative Charge	0.10%
Total Separate Account Expenses	1.30%
Account Value Death Benefit
Mortality and Expense Risk Charge	1.15%
Administrative Charge	0.10%
Total Separate Account Expenses	1.25%

Optional Living Benefit Rider Charges:	Single Life	Joint Life
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk):[4,5]
Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Initial Annual Charge	1.05%	1.25%
Lincoln Market SelectSM Advantage:[6]
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	0.95%	1.15%
Lincoln Lifetime IncomeSM Advantage:[7]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.90%	0.90%
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option:[8]
Guaranteed Maximum Charge	1.50%	1.50%
Current Charge	0.85%	1.00%
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option:[8]
Guaranteed Maximum Charge	0.95%	N/A
Current Charge	0.85%	N/A
4LATER® Advantage:[9]
Guaranteed Maximum Charge	1.50%	N/A
Current Charge	0.65%	N/A
4LATER® Advantage (Managed Risk):[10]
Guaranteed Maximum Charge	2.00%	2.00%
Current Charge	1.05%	1.25%
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). For contracts purchased prior to June 24, 2013, the account fee is $30. This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	For contracts purchased prior to July 22, 2005, the total annual charges are as follows: EGMDB 1.45%; Guarantee of Principal 1.35%; Account Value N/A. In the event of a subsequent Death Benefit change, the charge will be based on the charges in effect at the time the contract was purchased.
[3]	The mortality and expense risk charge and administrative charge rates together are 1.40% on and after the Annuity Commencement Date.
[4]	As an annualized percentage of the Income Base (initial Purchase Payment or Contract Value at the time of election), as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and decreased by Excess Withdrawals. See Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Charge for a discussion of these changes to the Income Base. This charge is deducted from the Contract Value on a quarterly basis.
[5]	The charge for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) also applies to an older version of the rider - Lincoln Lifetime IncomeSM Advantage 2.0 - which is no longer available for purchase.
[6]	As an annualized percentage of the Income Base (initial Purchase Payment or Contract Value at the time of election) as increased for subsequent Purchase Payments and/or Automatic Annual Step-ups, and decreased by Excess Withdrawals. This charge is deducted from the Contract Value on a quarterly basis. See Charges and Deductions – Rider Charges – Lincoln Market SelectSM Advantage.
[7]	As an annualized percentage of the Guaranteed Amount (initial Purchase Payment or Contract Value at the time of election) as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and the 200% step-up and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln Lifetime IncomeSM Advantage riders purchased before January 20, 2009, the current annual charge rate will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. See Charges and Other Deductions – Lincoln Lifetime IncomeSM Advantage Charge for further information.
[8]	As an annualized percentage of the Guaranteed Amount (initial Purchase Payment or Contract Value at the time of election), as increased for subsequent Purchase Payments, and step-ups and decreased for withdrawals. This charge is deducted from the Contract Value on a quarterly basis. For Lincoln SmartSecurity® Advantage - 1 Year Automatic Step-up option riders purchased prior to December 3, 2012, the current annual charge rate will increase to 0.85% (single life option) and 1.00% (joint life option) upon the next election of a step-up of the Guaranteed Amount. For Lincoln SmartSecurity® Advantage - 5 Year Elective Step-up option riders the current annual charge rate will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount. See Charges and Other Deductions – Lincoln SmartSecurity® Advantage Charge for further information.
[9]	As an annualized percentage of the Income Base (initial Purchase Payment or Contract Value at the time of election), as increased for subsequent Purchase Payments, automatic 15% enhancements, and resets and decreased for withdrawals. This charge is deducted from the Subaccounts on a quarterly basis. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.50% to 0.65% upon the next election to reset the Income Base. See Charges and Other Deductions – 4LATER® Advantage Charge for further information.
[10]	As an annualized percentage of the Income Base (initial Purchase Payment or Contract Value at the time of election), as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and decreased by withdrawals. This charge is deducted from the Contract Value on a quarterly basis. See Charges and Other Deductions – 4LATER® Advantage (Managed Risk) Charge for a discussion of these changes to the Income Base.

TABLE B
Annual Account Fee:[1]	$35

i4LIFE® Advantage without
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.95%
Guarantee of Principal Death Benefit	1.70%
Account Value Death Benefit	1.65%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4):[3]	Single Life	Joint Life
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.95%	3.95%
Current Charge	2.60%	2.80%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.70%	3.70%
Current Charge	2.35%	2.55%
Account Value Death Benefit
Guaranteed Maximum Charge	3.65%	3.65%
Current Charge	2.30%	2.50%

i4LIFE® Advantage Guaranteed Income Benefit (versions 1, 2 and 3):[4]	Single / Joint Life

Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.45%
Current Charge	2.45%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.20%
Current Charge	2.20%
Account Value Death Benefit
Guaranteed Maximum Charge	3.15%
Current Charge	2.15%
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). For contracts purchased prior to June 24, 2013, the account fee is $30. This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of i4LIFE® Advantage. See Charges and Other Deductions – i4LIFE® Advantage Rider Charge for further information. These charges continue during the Access Period. The i4LIFE® Advantage charge rate is reduced to 1.65% during the Lifetime Income Period.
[3]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge rate for the Guaranteed Income Benefit is 0.65% of Account Value for the single life option and 0.85% of Account Value for the joint life option with a guaranteed maximum charge rate of 2.00%. These charges are added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.65%. See Charges and Other Deductions – i4LIFE® Advantage with Guaranteed Income Benefit Charge for further information. These charges apply to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and i4LIFE® Advantage Guaranteed Income Benefit (version 4).
[4]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge for the Guaranteed Income Benefit is 0.50% of Account Value with a guaranteed maximum charge of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge is added to the i4LIFE® Advantage charge of 1.65%. The percentage charge may change to the current charge in effect at the time you elect an additional step-up period, not to exceed the guaranteed maximum charge percentage. See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for further information.

TABLE C
Annual Account Fee:[1]	$35

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk):	Single/Joint Life
Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.55%
Guarantee of Principal Death Benefit	1.30%
Account Value Death Benefit	1.25%

i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk):[2,3]	Single Life	Joint Life
Guaranteed Maximum Annual Charge	2.00%	2.00%
Current Initial Annual Charge	1.05%	1.25%
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). For contracts purchased prior to June 24, 2013, the account fee is $30. This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	As an annualized percentage of the greater of the Income Base (associated with Lincoln Lifetime IncomeSM Advantage 2.0 Managed Risk)) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) current charge rate. (The Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) charge continues to be a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) charge.) See Charges and Other Deductions – i4LIFE Advantage Guaranteed Income Benefit Charge for Contractowners who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER® Advantage (Managed Risk). The same charges apply to Lincoln Lifetime IncomeSM Advantage 2.0 purchasers who elect i4LIFE® Advantage Guaranteed Income Benefit (version 4).
[3]	As an annualized percentage of the greater of the Income Base (associated with the 4LATER® Advantage (Managed Risk)) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the 4LATER® Advantage (Managed Risk) current charge rate. (The 4LATER® Advantage (Managed Risk) charge continues to be a factor in determining the i4LIFE® Advantage with Guaranteed Income Benefit charge.) See Charges and Other Deductions – i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER® Advantage (Managed Risk).

TABLE D
Annual Account Fee:[1]	$35

i4LIFE® Advantage with 4LATER® Advantage Guaranteed Income Benefit for Contractowners who previously purchased 4LATER® Advantage:[2]
Enhanced Guaranteed Minimum Death Benefit (EGMDB)
Guaranteed Maximum Charge	3.45%
Current Charge	2.60%
Guarantee of Principal Death Benefit
Guaranteed Maximum Charge	3.20%
Current Charge	2.35%
Account Value Death Benefit
Guaranteed Maximum Charge	3.15%
Current Charge	2.30%
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). For contracts purchased prior to June 24, 2013, the account fee is $30. This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	As an annualized percentage of average Account Value, computed daily. This charge is assessed only on and after the effective date of the Guaranteed Income Benefit. The current annual charge rate for the Guaranteed Income Benefit is 0.65% of the Account Value with a guaranteed maximum charge rate of 1.50%. This charge is added to the i4LIFE® Advantage charges to comprise the total charges reflected. During the Lifetime Income Period, the Guaranteed Income Benefit charge rate is added to the i4LIFE® Advantage charge rate of 1.65%. The charge rate will change to the current charge rate in effect upon election of a new step-up period, not to exceed the guaranteed maximum charge rate. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.50% to 0.65% upon the next election to reset the Income Base. See Charges and Other Deductions – 4LATER® Advantage Guaranteed Income Benefit Charge for further information.

TABLE E
Annual Account Fee:[1]	$35

i4LIFE® Advantage Guaranteed Income Benefit for Contractowners who previously purchased Lincoln Market SelectSM Advantage:	Single/Joint Life
Separate Account Annual Expenses (as a percentage of average daily net assets in the Subaccounts):
Enhanced Guaranteed Minimum Death Benefit (EGMDB)	1.55%
Guarantee of Principal Death Benefit	1.30%
Account Value Death Benefit	1.25%

i4LIFE® Advantage Guaranteed Income Benefit (version 4):[2]	Single Life	Joint Life
Guaranteed Maximum Annual Charge	2.25%	2.45%
Current Initial Annual Charge	0.95%	1.15%
[1]	During the accumulation phase, the account fee will be deducted from your Contract Value on each contract anniversary, or upon surrender of the contract. The account fee will be waived if your Contract Value is $100,000 or more on the contract anniversary (or date of surrender). For contracts purchased prior to June 24, 2013, the account fee is $30. This account fee will be waived after the fifteenth Contract Year, regardless of your Contract Value.
[2]	As an annualized percentage of the greater of the Income Base (associated with Lincoln Market SelectSM Advantage) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the Lincoln Market SelectSM Advantage current charge rate. (The Lincoln Market SelectSM Advantage charge continues to be a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit (version 4) charge.)

The next item shows the minimum and maximum total annual operating expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ended December 31, 2015. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.
	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.46%	2.02%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.46%	1.71%
*	Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2017.
Certain underlying funds have reserved the right to impose fees when fund shares are redeemed within a specified period of time of purchase (“redemption fees”). As of the date of this prospectus, none have done so. See The Contracts - Market Timing for a discussion of redemption fees.
For information concerning compensation paid for the sale of the contracts, see Distribution of the Contracts.
EXAMPLES
The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.
The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB Death Benefit and Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,261	$2,305	$3,381	$5,962
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$561	$1,705	$2,881	$5,962
The next Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB Death Benefit and Lincoln Market SelectSM Advantage at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
1) If you surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$1,305	$2,404	$3,486	$5,870
2) If you annuitize or do not surrender your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$605	$1,804	$2,986	$5,870
For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See The Contracts - Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.
Summary of Common Questions
What kind of contract am I buying? This contract is an individual deferred flexible premium variable annuity contract between you and Lincoln New York. You may allocate your Purchase Payments to the VAA or to the fixed account. This prospectus primarily describes the variable side of the contract.
What is the Variable Annuity Account (VAA)? It is a separate account we established under New York insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more Subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which we may conduct. See Variable Annuity Account.
What are Sample Portfolios? Sample portfolios are designed to assist you in deciding how to allocate your initial Purchase Payment among the various Subaccounts. Each sample portfolio consists of several Subaccounts that invest in underlying funds, each of which represents a specified percentage of your Purchase Payment. See The Contracts – Sample Portfolios.
What are Asset Allocation Models? Asset allocation models are designed to assist you in deciding how to allocate your Purchase Payments among the various Subaccounts. Each model provides a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. See The Contracts – Asset Allocation Models.
What are Investment Requirements? If you elect a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to certain requirements for your Subaccount investments, which means you may be limited in how much you can invest in certain Subaccounts. Different Investment Requirements apply to different riders. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or 4LATER® Advantage (Managed Risk), you will have more restrictive Investment Requirements. See The Contracts – Investment Requirements.
What are my investment choices? You may allocate your Purchase Payments to the VAA or to the fixed account, if available. Based upon your instruction for Purchase Payments, the VAA applies your Purchase Payments to one or more of the Subaccounts, which, in turn, invest in a corresponding underlying fund. Each fund holds a portfolio of securities consistent with its investment policy. See Investments of the Variable Annuity Account – Description of the Funds.
Who invests my money? Several different investment advisers manage the investment options. See Investments of the Variable Annuity Account – Description of the Funds.
How does the contract work? If we approve your application, we will send you a contract. When you make Purchase Payments during the accumulation phase, you buy Accumulation Units on the variable side of the contract and accumulate additional Contract Value through any investments in the fixed account, if available. If you decide to receive an Annuity Payout, your Accumulation Units are converted to Annuity Units. Your Annuity Payouts will be based on the number of Annuity Units you receive and the value of each Annuity Unit on payout days. See The Contracts.
What charges do I pay under the contract? We apply a charge to the daily net asset value of the VAA that consists of a mortality and expense risk charge according to the Death Benefit you select. There is an administrative charge in addition to the mortality and expense risk charge. The charges for any riders applicable to your contract will also be deducted from your Contract Value, or Account Value if i4LIFE® Advantage is elected. See Charges and Other Deductions.
If you withdraw Purchase Payments, you pay a surrender charge from 0% to 7.00% of the surrendered or withdrawn Purchase Payment, depending upon how long those payments have been invested in the contract. We may waive surrender charges in certain situations. See Charges and Other Deductions – Surrender Charge.
We reserve the right to charge a $25 fee for the 13th and each additional transfer during any contract year, excluding automatic dollar cost averaging, portfolio rebalancing and cross-reinvestment transfers. The transfer charge will not be imposed on the first 12 transfers during the Contract Year.
We will deduct any applicable premium tax from Purchase Payments or Contract Value, unless the governmental entity dictates otherwise, at the time the tax is incurred or at another time we choose.
See Expense Tables and Charges and Other Deductions for information regarding additional fees and expenses that may be incurred.
The funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.
The surrender, withdrawal or transfer of value before the end of the applicable Guaranteed Period associated with any investments in the fixed account may be subject to the Interest Adjustment, if applicable. See Fixed Side of the Contract.
Charges may also be imposed during the regular income or Annuity Payout period, including i4LIFE® Advantage, if elected. See The Contracts and Annuity Payouts.
For information about the compensation we pay for sales of contracts, see The Contracts – Distribution of the Contracts.
What Purchase Payments do I make, and how often? Your Purchase Payments are completely flexible, subject to minimum and maximum Purchase Payment amounts. For more information, see The Contracts – Purchase Payments.
Am I limited in the amount of Purchase Payments I can make into the contract? Yes, Purchase Payments totaling $2 million or more are subject to Servicing Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® contracts) for the same Contractowner, joint owner, and/or Annuitant. Upon providing advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
If you elect a Living Benefit Rider (other than any version of i4LIFE® Advantage Guaranteed Income Benefit), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. If you elect any version of i4LIFE® Advantage Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Periodic Income Commencement Date. If you elect i4LIFE® Advantage without Guaranteed Income Benefit, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts. For more information about these restrictions and limitations, see The Contracts – Purchase Payments.
How will my Annuity Payouts be calculated? If you decide to annuitize, you may select an annuity option and start receiving Annuity Payouts from your contract as a fixed option or variable option or a combination of both. See Annuity Payouts - Annuity Options. Remember that participants in the VAA benefit from any gain, and take a risk of any loss, in the value of the securities in the funds' portfolios, which would decrease the amount applied to any payout option and the related payments.
What happens if I die before I annuitize? The Death Benefit may be paid upon the death of either the Contractowner or the Annuitant. Upon the death of the Contractowner, your Beneficiary will receive Death Benefit proceeds based upon the Death Benefit you select. Your Beneficiary has options as to how the Death Benefit is paid. In the alternative, upon the death of the Annuitant the Contractowner may choose to receive a Death Benefit. See The Contracts – Death Benefit.

What happens if I die on or after the Annuity Commencement Date? Once you reach the Annuity Commencement Date, any applicable Death Benefit will terminate.
May I transfer Contract Value between variable options and between the variable and fixed sides of the contract? Yes, subject to certain restrictions. Generally, transfers made before the Annuity Commencement Date are restricted to no more than twelve (12) per Contract Year. The minimum amount that can be transferred to the fixed account is $2,000 (unless the total amount in the Subaccounts is less than $2,000). If transferring funds from the fixed account to a Subaccount, you may only transfer up to 25% of the total value invested in the fixed account in any 12-month period. The minimum amount that may be transferred is $300. If permitted by your contract, we may discontinue accepting transfers into the fixed side of the contract at any time. See The Contracts – Transfers On or Before the Annuity Commencement Date and Transfers After the Annuity Commencement Date. For further information, see also the Fixed Side of the Contract.
What are Living Benefit Riders? Living Benefit Riders are optional riders available to purchase for an additional fee. These riders provide different types of minimum guarantees if you meet certain conditions. These riders offer either a minimum withdrawal benefit (Lincoln SmartSecurity® Advantage, Lincoln Lifetime IncomeSM Advantage), an income benefit (Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage and Lincoln Lifetime IncomeSM Advantage 2.0) or a minimum Annuity Payout (4LATER® Advantage (Managed Risk), 4LATER® Advantage and i4LIFE® Advantage with or without the Guaranteed Income Benefit). If you select a Living Benefit Rider, you will be subject to Investment Requirements (unless you elect i4LIFE® Advantage without Guaranteed Income Benefit). Excess Withdrawals may have adverse effects on the benefit (especially during times of poor investment performance), as they may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. Any guarantees under the contract that exceed your Contract Value are subject to our financial strength and claims-paying ability.
Which Living Benefit Riders are currently available? The riders that are currently available are: Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage, 4LATER® Advantage (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (version 4) and i4LIFE® Advantage (without Guaranteed Income Benefit). Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and 4LATER® Advantage (Managed Risk) are available for election only at the time the contract was purchased, unless your contract was issued prior to August 26, 2013. Lincoln Market SelectSM Advantage is available only to current Contractowners who wish to terminate their Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk) rider. The following Living Benefit Riders are no longer available for purchase: Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln SmartSecurity® Advantage and 4LATER® Advantage. Prior versions of i4LIFE® Advantage Guaranteed Income Benefit may also be unavailable unless otherwise guaranteed under a rider you have purchased.
What is Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)? Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is a rider that you may purchase which provides annual guaranteed periodic withdrawals up to a guaranteed amount based on an Income Base, a 5% Enhancement to the Income Base (less Purchase Payments received in the preceding Benefit Year) or an Automatic Annual Step-up to the Income Base, and age-based increases to the guaranteed periodic withdrawal amount, if certain conditions are met. Withdrawals may be made up to the Guaranteed Annual Income amount as long as that amount is greater than zero. To continue these payments for life, you must elect i4LIFE® Advantage or an Annuity Payout option under this contract. The Income Base is not available as a separate benefit upon death or surrender and is increased by subsequent Purchase Payments, 5% Enhancements to the Income Base (less Purchase Payments received in the preceding Benefit Year), and Automatic Annual Step-ups to the Income Base and is decreased by Excess Withdrawals. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is available for election only at the time the contract is purchased, unless the contract was issued prior to August 26, 2013. You cannot simultaneously elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) with any other Living Benefit Rider. There is an additional charge for this rider, and you will be subject to Investment Requirements. See The Contracts – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and Investment Requirements.
A prior version of this rider, Lincoln Lifetime IncomeSM Advantage 2.0, provided different Guaranteed Annual Income amount percentages and less restrictive Investment Requirements. This version is no longer available for purchase.
What is Lincoln Market SelectSM Advantage? Lincoln Market SelectSM Advantage is an optional rider that you may purchase that provides annual guaranteed periodic withdrawals up to a guaranteed amount based on a percentage of an Income Base, an Automatic Annual Step-up to the Income Base, and age-based increases to the guaranteed periodic withdrawal amount, if certain conditions are met. Withdrawals may be made up to the Guaranteed Annual Income amount as long as that amount is greater than zero. To continue these payments for life, you must elect i4LIFE® Advantage or an Annuity Payout option under this contract. The Guaranteed Annual Income amount will vary, based on when you take your first withdrawal. The Income Base is not available as a separate benefit upon death or surrender, and is increased by subsequent Purchase Payments and Automatic Annual Step-ups, and is decreased by Excess Withdrawals. Lincoln Market SelectSM Advantage is available only to current Contractowners who wish to terminate their Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk) rider. You cannot simultaneously elect Lincoln Market SelectSM Advantage with any other Living Benefit Rider. There is an additional charge for this rider and you will be subject to

Investment Requirements. See Charges and Other Deductions – Rider Charges, The Contracts – Investment Requirements, and The Contracts – Lincoln Market SelectSM Advantage.
What is Lincoln Lifetime IncomeSM Advantage? Lincoln Lifetime IncomeSM Advantage is a rider that provides minimum guaranteed, periodic withdrawals for your life regardless of the investment performance of the contract provided certain conditions are met. Withdrawals are based on the Guaranteed Amount which is equal to the initial Purchase Payment (or Contract Value if elected after contract issue). The Guaranteed Amount is not available as a separate benefit upon death or surrender and is increased by subsequent Purchase Payments, Automatic Annual Step-ups, the 5% Enhancements, and the step-up to 200% (if applicable to your contract) of the initial Guaranteed Amount and is decreased by withdrawals in accordance with provisions described later in this prospectus. You cannot simultaneously elect Lincoln Lifetime IncomeSM Advantage with any other Living Benefit Rider. There is an additional charge for this rider, and you will be subject to Investment Requirements. See The Contracts – Lincoln Lifetime IncomeSM Advantage and Investment Requirements. This rider is no longer available for purchase.
What is Lincoln SmartSecurity® Advantage? This benefit provides a Guaranteed Amount equal to the initial Purchase Payment (or Contract Value at the time of election) as adjusted for subsequent Purchase Payments, step-ups, and withdrawals. You may access this benefit through periodic withdrawals. Excess Withdrawals will adversely affect the Guaranteed Amount. You cannot simultaneously elect Lincoln SmartSecurity® Advantage with any other Living Benefit Rider. There is an additional charge for this rider, and depending on when you purchased the rider, you may be subject to Investment Requirements. See The Contracts – Lincoln SmartSecurity® Advantage and Investment Requirements. This rider is no longer available for purchase.
What is i4LIFE® Advantage? i4LIFE® Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic variable lifetime income payments. During the Access Period, you have access to your Account Value, which means you have a Death Benefit and may surrender the contract or make withdrawals. For an additional charge, you may purchase a minimum payout floor, the Guaranteed Income Benefit. The charge is imposed only during the i4LIFE® Advantage payout phase, and is based on the i4LIFE® Advantage Death Benefit you choose and whether or not the Guaranteed Income Benefit is in effect.
What is i4LIFE® Advantage Guaranteed Income Benefit? The Guaranteed Income Benefit provides a minimum payout floor for your i4LIFE® Advantage Regular Income Payments. The Guaranteed Income Benefit may be purchased when you elect i4LIFE® Advantage or any time during the Access Period subject to terms and conditions at that time. The minimum floor is based on the Contract Value at the time you elect i4LIFE® Advantage Guaranteed Income Benefit. If you previously elected a Living Benefit Rider, your Income Base or Guaranteed Amount under that rider may be used to establish the amount of the initial Guaranteed Income Benefit at the time you terminate that rider to purchase i4LIFE® Advantage. There is an additional charge for this rider, and you will be subject to Investment Requirements. See The Contracts – Living Benefit Riders – Guaranteed Income Benefit with i4LIFE® Advantage, 4LATER® Advantage Guaranteed Income Benefit, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage, Lincoln Lifetime IncomeSM Advantage, Lincoln SmartSecurity® Advantage, 4LATER® Advantage (Managed Risk) and Investment Requirements. i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and i4LIFE® Advantage Guaranteed Income Benefit (version 4) are the only versions of this rider available for purchase unless you are guaranteed the right to elect a prior version under another Living Benefit Rider.
What is 4LATER® Advantage (Managed Risk)? 4LATER® Advantage (Managed Risk) is an optional rider that provides an Income Base which may be used to establish the amount of the Guaranteed Income Benefit payment upon election of i4LIFE® Advantage. If you elect 4LATER® Advantage (Managed Risk), you must later elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) to receive a benefit from 4LATER® Advantage (Managed Risk). 4LATER® Advantage (Managed Risk) is available for elections only at the time the contract is purchased, unless the contract was issued prior to August 26, 2013. You cannot simultaneously elect 4LATER® Advantage (Managed Risk) with any other Living Benefit Rider. There is an additional charge for this rider, and you will be subject to Investment Requirements. See The Contracts – 4LATER® Advantage (Managed Risk) and Investment Requirements.
What is 4LATER® Advantage (or “4LATER®”)? 4LATER® Advantage is a way to guarantee today a minimum payout floor (a Guaranteed Income Benefit) in the future for the i4LIFE® Advantage Regular Income Payments. 4LATER® Advantage is purchased prior to the time you elect i4LIFE® Advantage and provides a guaranteed value, the Income Base, which can be used to establish the Guaranteed Income Benefit floor in the future. 4LATER® Advantage provides an initial Income Base that is guaranteed to increase at a specified percentage over the accumulation period of the annuity. You cannot simultaneously elect 4LATER® Advantage with any other Living Benefit Rider. There is an additional charge for this rider, and you will be subject to Investment Requirements. See The Contracts – Investment Requirements. This rider is no longer available for purchase.
May I surrender the contract or make a withdrawal? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. If you surrender the contract or make a withdrawal, certain charges may apply. A portion of surrender or withdrawal proceeds may be taxable. In addition, if you decide to take a distribution before age 59½, a 10% Internal Revenue Service (IRS) additional tax may apply. A surrender or a withdrawal also may be subject to 20% withholding. See The Contracts – Surrenders and Withdrawals, Charges and Other Deductions and Federal Tax Matters.
Do I get a free look at this contract? Yes. You can cancel the contract within ten days of the date you first receive the contract. You need to return the contract, postage prepaid, to our Servicing Office. You assume the risk of any market drop on Purchase Payments you allocate to the variable side of the contract. See Return Privilege.

Where may I find more information about Accumulation Unit values? Appendix A and B to this prospectus provide more information about Accumulation Unit values.
Investment Results
At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The money market Subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.
Note that there can be no assurance that any money market fund will be able to maintain a stable net asset value per share. During extended periods of low interest rates, and due in part to the contract fees and expenses, the yields of any Subaccount investing in a money market fund may also become extremely low and possibly negative.
The money market yield figure and annual performance of the Subaccounts are based on past performance and do not indicate or represent future performance.
Lincoln Life & Annuity Company of New York
Lincoln New York (the Company) is a stock life insurance company chartered in New Jersey in 1897 and redomesticated to New York on April 2, 2007. Lincoln New York is a subsidiary of The Lincoln National Life Insurance Company (Lincoln Life). Lincoln Life is an Indiana-domiciled insurance company, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana. Lincoln New York is obligated to pay all amounts promised to Contractowners under the contracts.
Depending on when you purchased your contract, you may be permitted to make allocations to the fixed account, which is part of our general account. See The Fixed Side of the Contract. In addition, any guarantees under the contract that exceed your Contract Value, such as those associated with Death Benefit options and Living Benefit Riders are paid from our general account (not the VAA). Therefore, any amounts that we may pay under the contract in excess of Contract Value are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. With respect to the issuance of the contracts, Lincoln New York does not file periodic financial reports with the SEC pursuant to the exemption for life insurance companies provided under Rule 12h-7 of the Securities Exchange Act of 1934.
We issue other types of insurance policies and financial products as well. In addition to any amounts we are obligated to pay in excess of Contract Value under the contracts, we also pay our obligations under these products from our assets in the general account. Moreover, unlike assets held in the VAA, the assets of the general account are subject to the general liabilities of the Company and, therefore, to the Company’s general creditors. In the event of an insolvency or receivership, payments we make from our general account to satisfy claims under the contract would generally receive the same priority as our other Contractowner obligations.
The general account is not segregated or insulated from the claims of the insurance company’s creditors. Investors look to the financial strength of the insurance companies for these insurance guarantees. Therefore, guarantees provided by the insurance company as to benefits promised in the prospectus are subject to the claims paying ability of the insurance company and are subject to the risk that the insurance company may not be able to cover or may default on its obligations under those guarantees.
Our Financial Condition.  Among the laws and regulations applicable to us as an insurance company are those which regulate the investments we can make with assets held in our general account. In general, those laws and regulations determine the amount and type of investments which we can make with general account assets.
In addition, state insurance regulations require that insurance companies calculate and establish on their financial statements, a specified amount of reserves in order to meet the contractual obligations to pay the claims of our Contractowners. In order to meet our claims-paying obligations, we regularly monitor our reserves to ensure we hold sufficient amounts to cover actual or expected contract and claims payments. However, it is important to note that there is no guarantee that we will always be able to meet our claims paying obligations, and that there are risks to purchasing any insurance product.
State insurance regulators also require insurance companies to maintain a minimum amount of capital in excess of liabilities, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations. These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on assets held in our general account, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in value of these investments resulting from a loss in their market value.
How to Obtain More Information.  We encourage both existing and prospective Contractowners to read and understand our financial statements. We prepare our financial statements on both a statutory basis and according to Generally Accepted Accounting Principles

(GAAP). Our audited GAAP financial statements, as well as the financial statements of the VAA, are located in the SAI. If you would like a free copy of the SAI, please write to us at: PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583. In addition, the SAI is available on the SEC’s website at http://www.sec.gov. You may obtain our audited statutory financial statements and any unaudited statutory financial statements that may be available by visiting our website at www.LincolnFinancial.com.
You also will find on our website information on ratings assigned to us by one or more independent rating organizations. These ratings are opinions of an operating insurance company’s financial capacity to meet the obligations of its insurance and annuity contracts based on its financial strength and/or claims-paying ability. Additional information about rating agencies is included in the SAI.
Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. Through its affiliates, Lincoln Financial Group offers annuities, life, group life and disability insurance, 401(k) and 403(b) plans, and comprehensive financial planning and advisory services.
Variable Annuity Account (VAA)
On March 11, 1999, the VAA was established as an insurance company separate account under New York law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln New York. We are the issuer of the contracts and the obligations set forth in the contract, other than those of the Contractowner, are ours. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts allocated to the VAA.
The VAA is used to support other annuity contracts offered by us in addition to the contracts described in this prospectus. The other annuity contracts supported by the VAA generally invest in the same funds as the contracts described in this prospectus. These other annuity contracts may have different charges that could affect the performance of their Subaccounts, and they offer different benefits.
Financial Statements
The December 31, 2015 financial statements of the VAA and the December 31, 2015 financial statements of Lincoln New York are located in the SAI. If you would like a free copy of the SAI, complete and mail the request on the last page of this prospectus, or call 1-888-868-2583.
Investments of the Variable Annuity Account
You decide the Subaccount(s) to which you allocate Purchase Payments. There is a separate Subaccount which corresponds to each class of each fund. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request.
Investment Advisers
As compensation for its services to the funds, each investment adviser for each fund receives a fee from the funds which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined in the prospectuses for the funds.
Certain Payments We Receive with Regard to the Funds
We (and/or our affiliates) incur expenses in promoting, marketing, and administering the contracts and the underlying funds. With respect to a fund, including affiliated funds, the adviser and/or distributor, or an affiliate thereof, may make payments to us (or an affiliate) for certain services we provide on behalf of the funds. Such services include, but are not limited to, recordkeeping; aggregating and processing purchase and redemption orders; providing Contractowners with statements showing their positions within the funds; processing dividend payments; providing subaccounting services for shares held by Contractowners; and forwarding shareholder communications, such as proxies, shareholder reports, dividend and tax notices, and printing and delivering prospectuses and updates to Contractowners. It is anticipated that such payments will be based on a percentage of assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by us (or an affiliate). These percentages are negotiated and vary with each fund. Some advisers and/or distributors may pay us significantly more than other advisers and/or distributors and the amount we receive may be substantial. These percentages currently range up to 0.49%, and as of the date of this prospectus, we were receiving payments from most fund families. We (or our affiliates) may profit from these payments. These payments may be derived, in whole or in part, from the investment advisory fee deducted from fund assets. Contractowners, through their indirect investment in the funds, bear the costs of these investment advisory fees (see the funds' prospectuses for more information). Additionally, a fund's adviser and/or distributor or its affiliates may provide us with certain services that assist us in the distribution of the contracts and may pay us and/or certain affiliates amounts for marketing programs and sales support, as well as amounts to participate in training and sales meetings.
In addition to the payments described above, most of the funds offered as part of this contract make payments to us under their distribution plans (12b-1 plans) for the marketing and distribution of fund shares. The payment rates range up to 0.55% based on the amount of assets invested in those funds. Payments made out of the assets of the fund will reduce the amount of assets that otherwise would be available for investment, and will reduce the fund's investment return. The dollar amount of future asset-based fees is not predictable because these fees are a percentage of the fund's average net assets, which can fluctuate over time. If, however, the value of the fund goes up, then so would the payment to us (or our affiliates). Conversely, if the value of the funds goes down, payments to us or our affiliates would decrease.
Description of the Funds
Each of the Subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.
We select the funds offered through the contract based on several factors, including, without limitation, asset class coverage, the strength of the manager's reputation and tenure, brand recognition, performance, the capability and qualification of each sponsoring investment firm, and whether the fund is affiliated with us. Another factor we consider during the initial selection process is whether the fund or an affiliate of the fund will make payments to us or our affiliates. We may also consider the ability of the fund to help manage volatility and our risks associated with the guarantees we provide under the contract and under optional riders, especially the Living Benefit Riders. We review each fund periodically after it is selected. We reserve the right to remove a fund or restrict allocation of additional Purchase Payments to a fund if we determine the fund no longer meets one or more of the factors and/or if the fund has not attracted significant Contractowner assets. Finally, when we develop a variable annuity product in cooperation with a fund family or distributor (e.g., a “private label” product), we generally will include funds based on recommendations made by the fund family or distributor, whose selection criteria may differ from our selection criteria.
Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser, if applicable.
Certain funds invest their assets in other funds. As a result, you will pay fees and expenses at both fund levels. This will reduce your investment return. These arrangements are referred to as funds of funds or master-feeder funds, which may have higher expenses than funds that invest directly in debt or equity securities. An advisor affiliated with us manages some of the available funds of funds. Our affiliates may promote the benefits of such funds to Contractowners and/or suggest that Contractowners consider whether allocating some or all of their Contract Value to such portfolios is consistent with their desired investment objectives. In doing so, we may be subject to conflicts of interest insofar as we may derive greater revenues from the affiliated fund of funds than certain other funds available to you under your contract.
Certain funds may employ risk management strategies to provide for downside protection during sharp downward movements in equity markets. These strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The Death Benefits and Living Benefit Riders offered under the contract also provide protection in the event of a market downturn. Likewise, there are additional costs associated with the Death Benefits and Living Benefit Riders, which can limit the contract’s upside participation in the markets. Many of these funds are included in the Investment Requirements associated with the Living Benefit Riders. For more information on these funds and their risk management strategies, please see the Investment Requirements section of this prospectus. You should consult with your registered representative to determine which combination of investment choices and Death Benefit and/or Living Benefit Rider purchases (if any) are appropriate for you.
Following are brief summaries of the fund descriptions. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Prospectuses for each fund are available by contacting us. In addition, if you receive a summary prospectus for a fund, you may obtain a full statutory prospectus by referring to the contact information for the fund company on the cover page of the summary prospectus. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.
AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.
•	Invesco V.I. American Franchise Fund (Series II Shares): Capital growth. This fund is not available in contracts issued on or after May 24, 2004.
•	Invesco V.I. Core Equity Fund (Series II Shares): Long-term growth of capital. This fund is not available in contracts issued on or after May 24, 2004.
•	Invesco V.I. International Growth Fund (Series II Shares): Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, advised by AllianceBernstein, L.P.
•	AB VPS Global Thematic Growth Portfolio (Class B): Long-term growth of capital.
•	AB VPS Large Cap Growth Portfolio (Class B): Long-term growth of capital. This fund is not available in contracts issued on or after June 6, 2005.
•	AB VPS Small/Mid Cap Value Portfolio (Class B): Long-term growth of capital.
American Century Variable Portfolios, Inc., advised by American Century Investment Management, Inc.
•	American Century VP Balanced Fund (Class II): Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
This fund will be available on or about June 13, 2016. Consult your registered representative.
American Funds Insurance Series®, advised by Capital Research and Management Company
•	Global Growth Fund (Class 2): Long-term growth of capital. This fund is not available in contracts issued on or after November 15, 2010.
•	Global Small Capitalization Fund (Class 2): Long-term capital growth. This fund is not available in contracts issued on or after November 15, 2010.
•	Growth Fund (Class 2): Capital growth. This fund is not available in contracts issued on or after November 15, 2010.
•	Growth-Income Fund (Class 2): Long-term growth of capital and income. This fund is not available in contracts issued on or after November 15, 2010.
•	International Fund (Class 2): Long-term growth of capital. This fund is not available in contracts issued on or after November 15, 2010.
BlackRock Variable Series Funds, Inc., advised by BlackRock Advisors, LLC
•	BlackRock Global Allocation V.I. Fund (Class III): High total investment return.
Delaware VIP® Trust, advised by Delaware Management Company(1)
•	Diversified Income Series (Service Class): Maximum long-term total return consistent with reasonable risk.
•	Emerging Markets Series (Service Class): Long-term capital appreciation.
•	High Yield Series (Service Class): Total return and, as a secondary objective, high current income. This fund is not available in contracts issued on or after November 15, 2010.
•	Limited-Term Diversified Income Series (Service Class): Maximum total return, consistent with reasonable risk.
•	REIT Series (Service Class): Maximum long-term total return, with capital appreciation as a secondary objective.
•	Small Cap Value Series (Service Class): Capital appreciation.
•	Smid Cap Growth Series (Service Class): Long-term capital appreciation.
•	U.S. Growth Series (Service Class): Long-term capital appreciation.
•	Value Series (Service Class): Long-term capital appreciation.
Deutsche Variable Series II, advised by Deutsche Investment Management Americas, Inc.
•	Deutsche Alternative Asset Allocation VIP Portfolio (Class B): Capital appreciation; a fund of funds.
Fidelity® Variable Insurance Products, advised by Fidelity Management and Research Company
•	Contrafund® Portfolio (Service Class 2): Long-term capital appreciation.
•	Growth Portfolio (Service Class 2): To achieve capital appreciation.
•	Mid Cap Portfolio (Service Class 2): Long-term growth of capital.
Franklin Templeton Variable Insurance Products Trust, advised by Franklin Advisers, Inc. for the Franklin Income VIP Fund and the Templeton Global Bond VIP Fund, and by Templeton Global Advisors Limited for the Templeton Growth VIP Fund, and by Franklin Mutual Advisers, LLC for the Franklin Mutual Shares VIP Fund.
•	Franklin Income VIP Fund (Class 2): To maximize income while maintaining prospects for capital appreciation.
•	Franklin Mutual Shares VIP Fund (Class 2): Capital appreciation; income is a secondary consideration.

•	Templeton Global Bond VIP Fund (Class 2): High current income consistent with preservation of capital; capital appreciation is a secondary objective.
•	Templeton Growth VIP Fund (Class 2): Long-term capital growth. This fund is not available in contracts issued on or after June 4, 2007.
Janus Aspen Series, advised by Janus Capital Management LLC
•	Balanced Portfolio (Service Shares): Long-term capital growth, consistent with preservation of capital and balanced by current income.
This fund is not available in contracts issued on or after June 6, 2005.
•	Enterprise Portfolio (Service Shares): Long-term growth of capital. This fund is not available in contracts issued on or after June 6, 2005.
•	Global Research Portfolio (Service Shares): Long-term growth of capital. This fund is not available in contracts issued on or after May 24, 2004.
JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.
•	JPMorgan Insurance Trust Global Allocation Portfolio (Class II): Maximize long-term total return.
Legg Mason Partners Variable Equity Trust, advised by Legg Mason Partners Fund Advisor, LLC.
•	ClearBridge Variable Mid Cap Core Portfolio (Class II): Long-term growth of capital.
Lincoln Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation.
•	LVIP American Century Select Mid Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4)
(formerly LVIP American Century VP Mid Cap Value Managed Volatility Fund)
This fund is not available in contracts issued on or after February 8, 2016.
•	LVIP American Global Growth Fund (Service Class II): Long-term growth of capital; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP American Global Small Capitalization Fund (Service Class II): Long-term growth of capital; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP American Growth Fund (Service Class II): Growth of capital; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP American Growth-Income Fund (Service Class II): Long-term growth of capital and income; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP American International Fund (Service Class II): Long-term growth of capital; a master-feeder fund. This fund is not available in contracts issued before November 15, 2010.
•	LVIP Baron Growth Opportunities Fund (Service Class): Capital appreciation.
•	LVIP BlackRock Dividend Value Managed Volatility Fund (Service Class): Reasonable income by investing primarily in income-producing equity securities.(4)
(formerly LVIP BlackRock Equity Dividend Managed Volatility Fund)
•	LVIP BlackRock Emerging Markets Managed Volatility Fund (Service Class): To invest primarily in securities included in a broad-based emerging markets index and to seek to approximate as closely as possible, before fees and expenses, the performance of that index while seeking to control the level of portfolio volatility.(4)
This fund is not available in contracts issued on or after February 8, 2016.
•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund (Service Class): Capital appreciation; a fund of funds.(3)
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.(3)
This fund will be available on or about June 13, 2016. Consult your registered representative.
•	LVIP BlackRock Inflation Protected Bond Fund (Service Class): To maximize real return, consistent with preservation of real capital and prudent investment management.
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund (Service Class): A balance between current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.(3)
This fund will be available on or about June 13, 2016. Consult your registered representative.
•	LVIP BlackRock U.S. Opportunities Managed Volatility Fund (Service Class): Long-term capital appreciation.(4) This fund is not available in contracts issued on or after February 8, 2016.
•	LVIP Blended Core Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4)

•	LVIP Blended Large Cap Growth Managed Volatility Fund (Service Class): Long-term growth of capital in a manner consistent with the preservation of capital.(4)
•	LVIP Blended Mid Cap Managed Volatility Fund (Service Class): Capital appreciation.(4)
•	LVIP Clarion Global Real Estate Fund (Service Class): Total return through a combination of current income and long-term capital appreciation.
•	LVIP ClearBridge Large Cap Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.(4) This fund is not available in contracts issued on or after February 8, 2016.
•	LVIP Delaware Bond Fund (Service Class)(1): Maximum current income (yield) consistent with a prudent investment strategy.
•	LVIP Delaware Diversified Floating Rate Fund (Service Class)(1): Total return.
•	LVIP Delaware Foundation® Aggressive Allocation Fund (Service Class)(1): Long-term capital growth. This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP Delaware Social Awareness Fund (Service Class)(1): To maximize long-term capital appreciation.
•	LVIP Delaware Special Opportunities Fund (Service Class)(1): To maximize long-term capital appreciation.
•	LVIP Dimensional International Core Equity Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional International Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.(4)
•	LVIP Dimensional U.S. Core Equity 1 Fund (Service Class)(1): Long-term capital appreciation.
•	LVIP Dimensional U.S. Core Equity 2 Fund (Service Class): Long-term capital appreciation.
•	LVIP Dimensional U.S. Equity Managed Volatility Fund (Service Class): Long-term capital appreciation; a fund of funds.(4)
•	LVIP Dimensional/Vanguard Total Bond Fund (Service Class): Total return consistent with the preservation of capital; a fund of funds.
•	LVIP Franklin Templeton Global Equity Managed Volatility Fund (Service Class): Long-term capital growth.(4)
•	LVIP Franklin Templeton Value Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4)
•	LVIP Global Conservative Allocation Managed Risk Fund (Service Class): A high level of current income with some consideration given to growth of capital; a fund of funds.(3)
•	LVIP Global Growth Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.(3)
•	LVIP Global Income Fund (Service Class): Current income consistent with the preservation of capital.
•	LVIP Global Moderate Allocation Managed Risk Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.(3)
•	LVIP Government Money Market Fund (Service Class): To maximize current income while maintaining a stable value of your shares (providing stability of net asset value) and preserving the value of your initial investment (preservation of capital).
•	LVIP Invesco Diversified Equity-Income Managed Volatility Fund (Service Class): Capital appreciation and current income; a fund of funds.(4)
•	LVIP Invesco Select Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4)
(formerly LVIP Invesco V.I. Comstock Managed Volatility Fund)
This fund is not available in contracts issued on or after February 8, 2016.
•	LVIP JPMorgan High Yield Fund (Service Class): A high level of current income; capital appreciation is the secondary objective.
•	LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund (Service Class): Long-term capital appreciation.(4)
•	LVIP Managed Risk Profile 2010 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.(3)
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP Managed Risk Profile 2020 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.(3)
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP Managed Risk Profile 2030 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.(3)
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP Managed Risk Profile 2040 Fund (Service Class): The highest total return over time with an increased emphasis on capital preservation as the target date approaches; a fund of funds.(3)
This fund is not available in contracts issued on or after June 30, 2009.
•	LVIP MFS International Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4)
•	LVIP MFS International Growth Fund (Service Class): Long-term capital appreciation.
•	LVIP MFS Value Fund (Service Class): Capital appreciation.
•	LVIP Mondrian International Value Fund (Service Class): Long-term capital appreciation as measured by the change in the value of fund shares over a period of three years or longer.
•	LVIP Multi-Manager Global Equity Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.(4)
•	LVIP PIMCO Low Duration Bond Fund (Service Class): To seek a high level of current income consistent with preservation of capital.
•	LVIP Select Core Equity Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4)
•	LVIP SSGA Bond Index Fund (Service Class): To match as closely as practicable, before fees and expenses, the performance of the Barclays Capital U.S. Aggregate Index.
•	LVIP SSGA Conservative Index Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital.
•	LVIP SSGA Conservative Structured Allocation Fund (Service Class): A high level of current income, with some consideration given to growth of capital.
•	LVIP SSGA Developed International 150 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Emerging Markets 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund (Service Class): Long-term growth of capital; a fund of funds.(4)
•	LVIP SSGA International Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.
•	LVIP SSGA International Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4)
•	LVIP SSGA Large Cap 100 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA Large Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4)
•	LVIP SSGA Moderate Index Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderate Structured Allocation Fund (Service Class): A balance between a high level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Index Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund (Service Class): A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital; a fund of funds.
•	LVIP SSGA Small-Cap Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.
•	LVIP SSGA Small-Mid Cap 200 Fund (Service Class): To maximize long-term capital appreciation.
•	LVIP SSGA S&P 500 Index Fund (Service Class): To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.(2)
•	LVIP SSGA SMID Cap Managed Volatility Fund (Service Class): Capital appreciation; a fund of funds.(4)
•	LVIP T. Rowe Price Growth Stock Fund (Service Class): Long-term capital growth.
•	LVIP T. Rowe Price Structured Mid-Cap Growth Fund (Service Class): To maximum capital appreciation.
•	LVIP U.S. Growth Allocation Managed Risk Fund (Service Class): High level of current income and growth of capital, with an emphasis on growth of capital; a fund of funds.(3)
•	LVIP Vanguard Domestic Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP Vanguard International Equity ETF Fund (Service Class): Long-term capital appreciation; a fund of funds.
•	LVIP VIP Mid Cap Managed Volatility Portfolio (Service Class): Capital appreciation; a fund of funds.(4) This fund is not available in contracts issued on or after February 8, 2016.
•	LVIP Wellington Capital Growth Fund (Service Class): Capital growth.
•	LVIP Wellington Mid-Cap Value Fund (Service Class): Long-term capital appreciation.

MFS® Variable Insurance Trust, advised by Massachusetts Financial Services Company
•	MFS® VIT Growth Series (Service Class): Capital appreciation.
•	MFS® VIT Total Return Series (Service Class): Total return. This fund will be available on or about June 13, 2016. Consult your registered representative.
•	MFS® VIT Utilities Series (Service Class): Total return.
MFS® Variable Insurance Trust II, advised by Massachusetts Financial Services Company
•	MFS® VIT II Core Equity Portfolio (Service Class): Capital appreciation. This fund is not available in contracts issued on or after June 6, 2005.
Neuberger Berman Advisers Management Trust, advised by Neuberger Berman Management, Inc.
•	Mid Cap Intrinsic Value Portfolio (I Class): Growth of capital. This fund is not available in contracts issued on or after June 4, 2007.
PIMCO Variable Insurance Trust, advised by PIMCO
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class): Maximum real return.
Putnam Variable Trust, advised by Putnam Investment Management, LLC
•	Global Health Care Fund (Class IB): Capital appreciation. This fund is not available in contracts issued on or after May 24, 2004.
•	Growth & Income Fund (Class IB): Capital growth and current income. This fund is not available in contracts issued on or after May 24, 2004.
(1)	Investments in Delaware Investments VIP Series, Delaware Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Delaware Investment Advisors, a series of Delaware Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Series or Funds or accounts, the repayment of capital from the Series or Funds or account, or any particular rate of return.
(2)	The Index this portfolio is managed to (the “Index”) is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (“Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Licensee. Licensee’s product(s) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.
(3)	The Fund’s risk management style is not a guarantee, and the Fund’s shareholders may experience losses. The Fund employs hedging strategies designed to provide for downside protection during sharp downward movements in equity markets. The use of these hedging strategies could limit the upside participation of the Fund in rising equity markets relative to other un-hedged funds and the effectiveness of such strategies may be impacted during periods of rapid or extreme market events.
(4)	Fund’s managed volatility strategy is not a guarantee, and the Fund’s shareholders may experience losses. The fund employs hedging strategies designed to reduce overall portfolio volatility. The use of these hedging strategies could limit the upside participation of the Fund in rising equity markets relative to un-hedged funds and the effectiveness of such strategies may be impacted during periods of rapid or extreme market events.
Fund Shares
We will purchase shares of the funds at net asset value and direct them to the appropriate Subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay Annuity Payouts, Death Benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one Subaccount to another, we may redeem shares held in the first Subaccount and purchase shares of the other. Redeemed shares are retired, but they may be reissued later.
Shares of the funds are not sold directly to the general public. They are sold to us, and may be sold to other insurance companies, for investment of the assets of the Subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.
When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.
The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various Contractowners participating in a fund could conflict. Each of the fund’s Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. The funds do not foresee any disadvantage to Contractowners arising out of mixed or shared funding. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices. See the prospectuses for the funds.
Reinvestment of Dividends and Capital Gain Distributions
All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to Contractowners as additional units, but are reflected as changes in unit values.
Addition, Deletion or Substitution of Investments
We reserve the right, within the law, to make certain changes to the structure and operation of the VAA at our discretion and without your consent. We may add, delete, or substitute funds for all Contractowners or only for certain classes of Contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of Contractowners.
Substitutions may be made with respect to existing investments or the investment of future Purchase Payments, or both. We may close Subaccounts to allocations of Purchase Payments or Contract Value, or both, at any time in our sole discretion. The funds, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts. Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund’s shares should become inappropriate, in the judgment of our management, for the purposes of the contract, or for any other reason in our sole discretion and, if required, after approval from the SEC.
We may also:
•	remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;
•	transfer assets supporting the contracts from one Subaccount to another or from the VAA to another separate account;
•	combine the VAA with other separate accounts and/or create new separate accounts;
•	deregister the VAA under the 1940 Act; and
•	operate the VAA as a management investment company under the 1940 Act or as any other form permitted by law.
We may modify the provisions of the contracts to reflect changes to the Subaccounts and the VAA and to comply with applicable law. We will not make any changes without any necessary approval by the SEC. We will also provide you written notice.
Charges and Other Deductions
We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder.
Our administrative services include:
•	processing applications for and issuing the contracts;
•	processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, portfolio rebalancing, and automatic withdrawal services – See Additional Services and the SAI for more information on these programs);
•	maintaining records;
•	administering Annuity Payouts;
•	furnishing accounting and valuation services (including the calculation and monitoring of daily Subaccount values);
•	reconciling and depositing cash receipts;
•	providing contract confirmations;
•	providing toll-free inquiry services; and
•	furnishing telephone and other electronic surrenders, withdrawals and fund transfer services.
The risks we assume include:
•	the risk that lifetime payments to individuals from Living Benefit Riders will exceed the Contract Value;
•	the risk that Death Benefits paid will exceed the actual Contract Value;
•	the risk that, if a Guaranteed Income Benefit rider is in effect, the required Regular Income Payments will exceed the Account Value;
•	the risk that Annuitants upon which Annuity Payouts are based live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed);
•	the risk that more Contractowners than expected will qualify for waivers of the surrender charge;
•	the risk that our costs in providing the services will exceed our revenues from contract charges (which we cannot change).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the surrender charge collected may not fully cover all of the sales and distribution expenses actually incurred by us. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.
Deductions from the VAA
For the base contract, we apply to the average daily net asset value of the Subaccounts a charge which is equal to an annual rate of:
	Enhanced Guaranteed Minimum Death Benefit (EGMDB)	Guarantee of Principal Death Benefit (GOP)	Account Value Death Benefit
Mortality and expense risk charge	1.45%	1.20%	1.15%
Administrative charge	0.10%	0.10%	0.10%
Total annual charge for each Subaccount*	1.55%	1.30%	1.25%
* For contracts purchased before July 22, 2005 the total annual charges are as follows: EGMDB 1.45%; Guarantee of Principal 1.35%; Account Value N/A.
Surrender Charge
A surrender charge applies (except as described below) to surrenders and withdrawals of Purchase Payments that have been invested for the periods indicated below. The surrender charge is calculated separately for each Purchase Payment. The contract anniversary is the annually occurring date beginning with the effective date of the contract. For example, if the effective date of your contract is January 1st, your contract anniversary would be on January 1st of each subsequent year.
	Number of contract anniversaries since Purchase Payment was invested
	0	1	2	3	4	5	6	7+
Surrender charge as a percentage of the surrendered or withdrawn Purchase Payments	7%	7%	6%	6%	5%	4%	3%	0
A surrender charge does not apply to:
•	A surrender or withdrawal of a Purchase Payment beyond the seventh anniversary since the Purchase Payment was invested;
•	Withdrawals of Contract Value during a Contract Year to the extent that the total Contract Value withdrawn during the current Contract Year does not exceed the free amount which is equal to 10% of the current Contract Value or 10% of the total Purchase Payments (15% for contracts purchased prior to November 15, 2010) (this does not apply upon surrender of the contract);
•	A surviving spouse at the time he or she assumes ownership of the contract as a result of the death of the original owner (however, the surrender charge schedule of the original contract will continue to apply to the spouse's contract);
•	A surrender or withdrawal of any Purchase Payments as a result of admittance of the Contractowner into an accredited nursing home or equivalent health care facility, where the admittance into such facility occurs after the effective date of the contract and the owner has been confined for at least 90 consecutive days;
•	A surrender of the contract as a result of the death of the Contractowner, joint owner or Annuitant, provided the Annuitant has not been changed for any reason other than the death of a prior named Annuitant;
•	Purchase Payments when used in the calculation of the initial periodic income payment and the initial Account Value under the i4LIFE® Advantage option or the Contract Value applied to calculate the benefit amount under any Annuity Payout option made available by us;
•	Regular Income Payments made under i4LIFE® Advantage including any payments to provide the 4LATER® or i4LIFE® Advantage Guaranteed Income Benefits or periodic payments made under any Annuity Payout option made available by us;
•	A surrender or withdrawal of any Purchase Payments after the onset of a permanent and total disability of the Contractowner as defined in Section 22(e)(3) of the tax code, if the disability occurred after the effective date of the contract and before the 65th birthday of the Contractowner and has existed continuously for 12 months;
•	A surrender or withdrawal of any Purchase Payments as a result of the diagnosis of a terminal illness that is after the effective date of the contract and results in a life expectancy of less than one year as determined by a qualified professional medical practitioner;
•	Withdrawals up to the Maximum Annual Withdrawal amount under Lincoln SmartSecurity® Advantage, Lincoln Lifetime IncomeSM Advantage or the Guaranteed Annual Income amount under Lincoln Market SelectSM Advantage or any version of Lincoln Lifetime IncomeSM Advantage 2.0, subject to certain conditions.
For purposes of calculating the surrender charge on withdrawals, we assume that:

1.	The free amount will be withdrawn from Purchase Payments on a first in-first out (“FIFO”) basis.
2.	Prior to the seventh anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
•	from Purchase Payments (on a FIFO basis) until exhausted; then
•	from earnings until exhausted.
3.	On or after the seventh anniversary of the contract, any amount withdrawn above the free amount during a Contract Year will be withdrawn in the following order:
•	from Purchase Payments (on a FIFO basis) to which a surrender charge no longer applies until exhausted; then
•	from earnings until exhausted; then
•	from Purchase Payments (on a FIFO basis) to which a surrender charge still applies until exhausted.
We apply the surrender charge as a percentage of Purchase Payments, which means that you would pay the same surrender charge at the time of surrender regardless of whether your Contract Value has increased or decreased. The surrender charge is calculated separately for each Purchase Payment. The surrender charges associated with surrender or withdrawal are paid to us to compensate us for the loss we experience on contract distribution costs when Contractowners surrender or withdraw before distribution costs have been recovered.
If the Contractowner is a corporation or other non-individual (non-natural person), the Annuitant or joint Annuitant will be considered the Contractowner or joint owner for purposes of determining when a surrender charge does not apply.
Account Fee
During the accumulation period, we will deduct an account fee of $35 ($30 for contracts purchased prior to June 24, 2013) from the Contract Value on each contract anniversary to compensate us for the administrative services provided to you; this $35 account fee will also be deducted from the Contract Value upon surrender. The account fee will be waived after the fifteenth Contract Year. The account fee will be waived for any contract with a Contract Value that is equal to or greater than $100,000 on the contract anniversary (or date of surrender).
Transfer Fee
We reserve the right to charge a fee of up to $25 for the 13th and each additional transfer during any Contract Year, excluding automatic dollar cost averaging, portfolio rebalancing and cross-reinvestment transfers. The transfer charge will not be imposed on the first 12 transfers during the Contract Year.
Rider Charges
A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement. The deduction of a rider charge will be noted on your quarterly statement.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Charge. While this rider is in effect, there is a charge for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). The current annual rider charge rate is 1.05% (0.2625% quarterly) for the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) single life option and 1.25% (0.3125% quarterly) for the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) joint life option. The charge rate for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) also applies to an older version of this rider, Lincoln Lifetime IncomeSM Advantage 2.0, which is no longer available for purchase.
The charge is based on the Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Automatic Annual Step-ups, and 5% Enhancements, and decreased for Excess Withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider's effective date. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge is based on the Income Base. Refer to The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) – Income Base for a discussion and example of the impact of the changes to the Income Base.
Since the Automatic Annual Step-up could increase your Income Base every Benefit Year (if all conditions are met), the charge rate could also increase every Benefit Year, but the rate will never exceed the guaranteed maximum annual charge rate of 2.00%. If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, your current charge rate will remain in effect and the Income Base will be returned to the Income Base immediately prior to the step-up, adjusted for additional Purchase Payments or Excess Withdrawals. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you want to opt out of subsequent Automatic Annual Step-ups.

The 5% Enhancement to the Income Base (less Purchase Payments received in the preceding Benefit Year) occurs if a 10-year Enhancement Period is in effect as described further in the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) section. During the first ten Benefit Years, an increase in the Income Base as a result of the 5% Enhancement will not cause an increase in the annual rider charge rate but will increase the dollar amount of the charge. After the tenth Benefit Year anniversary, the annual rider charge rate may increase each time the Income Base increases as a result of the 5% Enhancement, but the charge rate will never exceed the guaranteed maximum annual charge rate of 2.00%. If your charge rate is increased, you may opt-out of the 5% Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your charge rate to change. If you opt out of the 5% Enhancement, your current charge rate will remain in effect, and the Income Base will be returned to the prior Income Base. This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time thereafter (if an enhancement would cause your charge rate to increase) if you do not want the 5% Enhancement.
The annual rider charge rate will increase to the then current rider charge rate not to exceed the guaranteed maximum annual charge rate, if after the first Benefit Year anniversary cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt-out of this rider charge rate increase. See The Contracts – Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) – Income Base.
The rider charge will be discontinued upon termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death) or surrender of the contract, or the election of an Annuity Payout option, including i4LIFE® Advantage.
If the Contract Value is reduced to zero while the Contractowner is receiving a Guaranteed Annual Income, no further rider charge will be deducted.
Lincoln Market SelectSM Advantage Charge. While this rider is in effect, there is a charge for Lincoln Market SelectSM Advantage which is deducted quarterly. The current initial annual rider charge rate is 0.95% (0.2375% quarterly) for the single life option and 1.15% (0.2875% quarterly) for the joint life option.
The charge is based on the Income Base (Contract Value at the time of election) as increased for subsequent Purchase Payments and Automatic Annual Step-ups, and as decreased for Excess Withdrawals. We will deduct the charge for this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the quarterly anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases because the charge is based on the Income Base.
Since the Automatic Annual Step-up could increase your Income Base every Benefit Year (if all conditions are met), the charge rate could also increase every Benefit Year, but the rate will never exceed the guaranteed maximum annual charge rate of 2.25% (2.45% joint life option). If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, your current charge rate will remain in effect and the Income Base will be returned to the Income Base immediately prior to the step-up, adjusted for additional Purchase Payments or Excess Withdrawals, if any. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you do not want the Automatic Annual Step-up.
The annual rider charge rate will increase to the then current rider charge rate not to exceed the guaranteed maximum annual charge rate, if after the first Benefit Year anniversary cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt-out of this rider charge rate increase. See The Contracts – Living Benefit Riders – Lincoln Market SelectSM Advantage – Income Base.
The rider charge will be discontinued upon the termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death), surrender of the contract, or the election of an Annuity Payout option, including i4LIFE® Advantage.
If the Contract Value is reduced to zero while the Contractowner is receiving the Guaranteed Annual Income, no further rider charge will be deducted.
Lincoln Lifetime IncomeSM Advantage Charge (no longer available). While this rider is in effect, there is a charge for Lincoln Lifetime IncomeSM Advantage. The current annual rider charge rate is 0.90% of the Guaranteed Amount (0.225% quarterly). For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.75% to 0.90% upon the earlier of (a) the next Automatic Annual Step-up of the Guaranteed Amount or (b) the next Benefit Year anniversary if cumulative Purchase Payments received after the first Benefit Year anniversary equal or exceed $100,000. See The Contracts - Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage – Guaranteed Amount for a description of the calculation of the Guaranteed Amount.
The charge is based on the Guaranteed Amount as increased for subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements, and the 200% step-up and decreased for withdrawals. The 200% step-up is not available for riders purchased on and after October 5, 2009. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to – Lincoln Lifetime IncomeSM Advantage – Guaranteed Amount for a discussion and example of the impact of the changes to the Guaranteed Amount.
The annual rider charge rate may increase each time the Guaranteed Amount increases as a result of the Automatic Annual Step-up, but the charge rate will never exceed the guaranteed maximum annual charge rate of 1.50% of the Guaranteed Amount. Therefore, your charge rate for this rider could increase every Benefit Year anniversary up to the stated maximum. If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your charge rate to change. This opt out will only apply for this particular Automatic Annual Step-up and is not available if additional Purchase Payments would cause your charge rate to increase (see below). You will need to notify us each time the charge rate increases if you do not want the Automatic Annual Step-up.
An increase in the Guaranteed Amount as a result of the 5% Enhancement or 200% step-up will not cause an increase in the annual rider charge rate but will increase the dollar amount of the charge.
Once cumulative additional Purchase Payments into your annuity contract after the first Benefit Year equal or exceed $100,000, any additional Purchase Payment will potentially cause the charge rate for your rider to change to the current charge rate in effect on the next Benefit Year anniversary, but the charge rate will never exceed the guaranteed maximum annual charge rate. The new charge rate will become effective on the Benefit Year anniversary.
The rider charge will be discontinued upon termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death) or surrender of the contract.
If the Guaranteed Amount is reduced to zero while the Contractowner is receiving a lifetime Maximum Annual Withdrawal, no rider charge will be deducted.
4LATER® Advantage (Managed Risk) Charge. While this rider is in effect, there is a charge for 4LATER® Advantage (Managed Risk). The current annual rider charge rate is 1.05% (0.2625% quarterly) for the single life option and 1.25% (0.3125% quarterly) for the joint life option.
The charge is based on the Income Base (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments, Automatic Annual Step-ups and 5% Enhancements and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases, because the charge is based on the Income Base. Refer to The Contracts – Living Benefit Riders – 4LATER® Advantage (Managed Risk) – Income Base for a discussion and example of the impact of the changes to the Income Base.
The annual charge rate may increase each time the Income Base increases as a result of the Automatic Annual Step-up, but the rate will never exceed the guaranteed maximum annual charge rate of 2.00%. An Automatic Annual Step-up is a feature that will increase the Income Base to equal the Contract Value on a Benefit Year anniversary if all conditions are met. The Benefit Year is a 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. Therefore, your charge rate could increase every Benefit Year anniversary up to the stated maximum. If your charge rate is increased, you may opt-out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your charge rate to change. If you opt out of the step-up, your current charge rate will remain in effect and the Income Base will be returned to the prior Income Base subject to withdrawals. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you do not want the Automatic Annual Step-up.
The 5% Enhancement to the Income Base (less Purchase Payments received in the preceding Benefit Year) occurs if a 10-year Enhancement Period is in effect as described further in the 4LATER® Advantage (Managed Risk) section. During the first ten Benefit Years an increase in the Income Base as a result of the 5% Enhancement will not cause an increase in the annual rider charge rate but will increase the dollar amount of the charge. After the tenth Benefit Year anniversary the charge rate may increase each time the Income Base increases as a result of the 5% Enhancement, but the charge rate will never exceed the guaranteed maximum annual charge rate of 2.00%. If your charge rate is increased, you may opt-out of the 5% Enhancement by giving us notice within 30 days after the Benefit Year anniversary if you do not want your charge rate to change. If you opt out of the 5% Enhancement, your current charge rate will remain in effect and the Income Base will be returned to the prior Income Base adjusted for withdrawals. This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time thereafter (if an enhancement would cause your charge rate to increase) if you do not want the 5% Enhancement.
The charge rate will increase to the then current annual charge rate, if after the first Benefit Year anniversary, cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt-out of this rider charge increase. See the 4LATER® Advantage (Managed Risk) – Income Base.

The rider charge will be discontinued upon termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death) or surrender of the contract.
Lincoln SmartSecurity® Advantage Charge (no longer available). While this rider is in effect, there is a charge for Lincoln SmartSecurity® Advantage. The current annual charge rate is:
1.	0.85% of the Guaranteed Amount (0.2125% quarterly) for Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option (the current annual charge rate will increase to 0.85% upon the next election of a step-up of the Guaranteed Amount); or
2.	0.85% of the Guaranteed Amount (0.2125% quarterly) for Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, single life option (and also the prior version of Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up) (for riders purchased prior to December 3, 2012, the current annual charge rate will increase from 0.65% to 0.85% at the end of the 10-year annual step-up period if a new 10-year period is elected); or
3.	1.00% of the Guaranteed Amount (0.25% quarterly) for Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, joint life option (for riders purchased prior to December 3, 2012, the current annual charge rate will increase from 0.80% to 1.00% at the end of the 10-year annual step-up period if a new 10-year period is elected). See The Contracts – Living Benefit Riders – Lincoln SmartSecurity® Advantage – Guaranteed Amount for a description of the calculation of the Guaranteed Amount.
The charge is based on the Guaranteed Amount (initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election) as increased for subsequent Purchase Payments and step-ups and decreased for withdrawals. We will deduct the cost of this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the three-month anniversary of the effective date of the rider. This deduction will be made in proportion to the value in each Subaccount of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Guaranteed Amount increases or decreases, because the charge is based on the Guaranteed Amount. Refer to Lincoln SmartSecurity® Advantage – Guaranteed Amount for a discussion and example of the impact of changes to the Guaranteed Amount.
Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary up to and including the 10th Benefit Year if conditions are met as described in the Lincoln SmartSecurity® Advantage section. Additional 10-year periods of step-ups may be elected. The annual rider charge rate will not change upon each automatic step-up of the Guaranteed Amount within the 10-year period.
If you elect to step-up the Guaranteed Amount for another 10-year step-up period (including if we administer the step-up election for you or if you make a change from a joint life to a single life option after a death or divorce), a portion of the rider charge, based on the number of days prior to the step-up, will be deducted on the Valuation Date of the step-up based on the Guaranteed Amount immediately prior to the step-up. This deduction covers the cost of the rider from the time of the previous deduction to the date of the step-up. After a Contractowner's step-up, we will deduct the rider charge for the stepped-up Guaranteed Amount on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the step-up. At the time of the elected step-up, the rider charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed), but it will never exceed the guaranteed maximum annual charge rate of 0.95% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option or 1.50% of the Guaranteed Amount for the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option. If you never elect to step-up your Guaranteed Amount, your rider charge rate will never change, although the amount we deduct will change as the Guaranteed Amount changes. The rider charge will be discontinued upon the earlier of the Annuity Commencement Date, election of i4LIFE® Advantage or termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except upon death) or surrender of the contract.
Rider Charge Waiver. For the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the later of the fifth anniversary of the effective date of the rider or the fifth anniversary of the most recent step-up of the Guaranteed Amount, the rider charge may be waived. For the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, no rider charge waiver is available with the single life and joint life options. The earlier version of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option has a waiver charge provision which may occur after the fifth Benefit Year anniversary following the last automatic step-up opportunity.
Whenever the above conditions are met, on each Valuation Date the rider charge is to be deducted, if the total withdrawals from the contract have been less than or equal to 10% of the sum of: (1) the Guaranteed Amount on the effective date of this rider or on the most recent step-up date; and (2) Purchase Payments made after the step-up, then the quarterly rider charge will be waived. If the withdrawals have been more than 10%, then the rider charge will not be waived.
4LATER® Advantage Charge (no longer available). Prior to the Periodic Income Commencement Date (which is defined as the Valuation Date the initial Regular Income Payment under i4LIFE® Advantage is determined), the annual 4LATER® charge rate is currently 0.65% of the Income Base. For riders purchased before January 20, 2009, the current annual charge rate will increase from 0.50% to 0.65% upon the next election to reset the Income Base. The Income Base (an amount equal to the initial Purchase Payment if purchased at contract issue, or Contract Value at the time of election if elected after the contract effective date), as adjusted, is a value that will be used to calculate the 4LATER® Guaranteed Income Benefit. The Income Base is increased for subsequent Purchase Payments, automatic 15% enhancements and resets, and decreased for withdrawals. An amount equal to the quarterly 4LATER® rider charge rate multiplied by the Income Base will be deducted from the Subaccounts on every three-month anniversary of the later of the 4LATER® rider effective date or the most recent reset of the Income Base. This deduction will be made in proportion to the value in each Subaccount on the Valuation Date the 4LATER® rider charge is assessed. The amount we deduct will increase as the Income Base increases, because the charge is based on the Income Base. As described in more detail below, the only time the Income Base will change is when there are additional Purchase Payments, withdrawals, automatic enhancements at the end of the 3-year waiting periods or in the event of a reset to the current Account Value.
Upon a reset of the Income Base, a portion of the rider charge, based on the number of days prior to the reset, will be deducted on the Valuation Date of the reset based on the Income Base immediately prior to the reset. This deduction covers the cost of the 4LATER® rider from the time of the previous deduction to the date of the reset. After the reset, we will deduct the 4LATER® rider charge for the reset Income Base on a quarterly basis, beginning on the Valuation Date on or next following the three-month anniversary of the reset. At the time of the reset, the annual charge rate will be the current charge rate in effect at the time of reset. At the time of each reset (whether you elect the reset or we administer the reset for you), the annual charge will change to the current charge in effect at the time of the reset, not to exceed the guaranteed maximum charge rate of 1.50% of the Income Base. At the time of reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us. If you never elect to reset your Income Base, your 4LATER® rider charge rate will never change, although the amount we deduct will change as your Income Base changes.
Prior to the Periodic Income Commencement Date, a portion of the 4LATER® rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the 4LATER® rider for any reason other than death. On the Periodic Income Commencement Date, a portion of the 4LATER® rider charge, based on the number of days the rider was in effect that quarter, will be made to cover the cost of 4LATER® since the previous deduction.
i4LIFE® Advantage Charge. While this rider is in effect, there is a daily charge for i4LIFE® Advantage that is based on your Account Value. The initial Account Value is your Contract Value on the Valuation Date i4LIFE® Advantage becomes effective, less any applicable premium taxes. During the Access Period, your Account Value on a Valuation Date equals the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made, as well as any withdrawals.
The annual i4LIFE® Advantage charge rate during the Access Period is: 1.65% for the i4LIFE® Advantage Account Value Death Benefit; 1.70% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 1.95% for the i4LIFE® Advantage EGMDB. During the Lifetime Income Period, the rate for all Death Benefit options is 1.65%. This rate consists of a mortality and expense risk charge, and an administrative charge (charges for the Guaranteed Income Benefit are not included and are listed below). These charge rates replace the Separate Account Annual Expenses for the base contract. i4LIFE® Advantage and the charge will begin on the Periodic Income Commencement Date, which is the Valuation Date on which the Regular Income Payment is determined and the beginning of the Access Period. Refer to the i4LIFE® Advantage section for explanations of the Account Value, the Access Period, the Lifetime Income Period, and the Periodic Income Commencement Date. Purchasers of any version of Lincoln Lifetime IncomeSM Advantage 2.0 , Lincoln Market SelectSM Advantage or 4LATER® Advantage (Managed Risk) pay different charges for i4LIFE® Advantage. See i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER® Advantage (Managed Risk).
i4LIFE® Advantage with Guaranteed Income Benefit Charge. Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4) are each subject to a current annual charge rate of 0.65% of the Account Value (0.50% for versions 1, 2 and 3) (single life option), which is added to the i4LIFE® Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows: 2.30% (2.15% for version 1, 2 and 3) for the i4LIFE® Advantage Account Value Death Benefit; 2.35% (2.20% for version 1, 2 and 3) for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 2.60% (2.45% for version 1, 2 and 3) for the i4LIFE® Advantage EGMDB.
If you elect the joint life option, Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4) are each subject to a current annual charge rate of 0.85% of the Account Value which is added to the i4LIFE® Advantage charge rate for a total current charge rate, computed daily as follows: 2.50% for the i4LIFE® Advantage Account Value Death Benefit; 2.55% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 2.80% for the i4LIFE® Advantage EGMDB. These charge rates replace the Separate Account Annual Expenses for the base contract.
The Guaranteed Income Benefit annual charge rate will not change unless there is an automatic step-up of the Guaranteed Income Benefit or you elect an additional step-up period (version 2 and version 3) during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later in the i4LIFE® Advantage section of this prospectus). At the time of the step-up, the Guaranteed Income Benefit charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 2.00% (Managed Risk and version 4) or 1.50% (version 2 and version 3) of the Account Value. If we automatically administer the step-up (Managed Risk and version 4) or step-up period election (versions 2 or 3) for you and your charge rate is increased, you may ask us to reverse the step-up or the step-up period election by giving us notice within 30 days after the date on which the step-up or the step-up period election occurred. If we receive notice of your request to reverse the step-up, on a going forward basis, we will decrease the charge rate to the charge rate in effect before the step-up or the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. For version 2 and version 3, you will have no more step-ups unless you notify us that you wish to start a new step-up period (described in the i4LIFE® Advantage section of this prospectus). For (Managed Risk and version 4), future step-ups will continue even after you decline a current step-up. We will provide you with written notice when a step-up will result in an increase to the current charge rate so that you may give us timely notice if you wish to reverse a step-up. Version 1 does not step-up; therefore the charge does not change.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate, but the i4LIFE® Advantage charge will continue.
Currently, i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and i4LIFE® Advantage Guaranteed Income Benefit (version 4) are the only versions available for purchase unless you are guaranteed the right to elect a prior version under another Living Benefit Rider.
i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0, or 4LATER® Advantage (Managed Risk). If you previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER® Advantage (Managed Risk) (“Prior Rider”), you may carry over certain features of that rider to elect the version of i4LIFE® Advantage Guaranteed Income Benefit (version 4 or Managed Risk) available to you. If you make this election, your current charge rate of the Prior Rider will be the initial charge rate for your i4LIFE® Advantage Guaranteed Income Benefit rider.
This charge rate is in addition to the daily mortality and expense risk and administrative charge of the base contract for your Death Benefit option set out under Deductions from the VAA. The charges and calculations described earlier in i4LIFE® Advantage Guaranteed Income Benefit will not apply.
The discussion below applies to all of the Prior Riders listed above, unless otherwise indicated.
The charge for i4LIFE® Advantage Guaranteed Income Benefit is deducted quarterly, starting with the first three-month anniversary of the effective date of i4LIFE® Advantage and every three months thereafter. The total annual subaccount charge for the Death Benefit you have elected on your base contract also applies. The current annual initial charge rate for i4LIFE® Advantage Guaranteed Income Benefit is 1.05% (0.2625% quarterly) for the single life option and 1.25% (0.3125% quarterly) for the joint life option, unless Lincoln Market SelectSM Advantage was your Prior Rider. If Lincoln Market SelectSM Advantage was your Prior Rider, the current initial charge rate for i4LIFE® Advantage Guaranteed Income Benefit is 0.95% (0.2375% quarterly) for the single life option and 1.15% (0.2875% quarterly) for the joint life option. The charge is a percentage of the greater of the Income Base or the Account Value. The total annual Subaccount charges of 1.55% for the EGMDB, 1.30% for the Guarantee of Principal Death Benefit and 1.25% for the Account Value Death Benefit also apply. Contractowners are guaranteed that in the future the guaranteed maximum charge rate for i4LIFE® Advantage Guaranteed Income Benefit will be the guaranteed maximum charge rate that was in effect at the time they purchased the Prior Rider.
The charge will not change unless there is an automatic step-up of the Guaranteed Income Benefit (described later in the i4LIFE® Advantage section of this prospectus). At such time, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increased and 2) the charge will also increase by the percentage of any increase to the current charge rate of the Prior Rider. (The Prior Rider charge rate continues to be used as a factor in determining the i4LIFE® Advantage Guaranteed Income Benefit charge.) This means that the charge may change annually. The charge may also be reduced if a withdrawal above the Regular Income Payment is taken. The dollar amount of the rider charge will be reduced in the same proportion that the withdrawal reduced the Account Value. The annual dollar amount is divided by four (4) to determine the quarterly charge.
The following example shows how the initial charge for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is calculated as well as adjustments due to increases to the Guaranteed Income Benefit (Managed Risk) and the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) charge rate. The example is a nonqualified contract and assumes the Contractowner is a 60-year old male on the effective date of electing i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). Pursuant to the provisions of the Guaranteed Income Benefit (Managed Risk) the initial Guaranteed Income Benefit is set at 4% of the Income Base based upon the Contractowner’s age (see Guaranteed Income Benefit (Managed Risk) for a more detailed description). The example also assumes that the current charge rate for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is 1.05% (single life option). The first example demonstrates how the initial charge is determined for an existing contract with an Account Value and Income Base. (The same calculation method applies to the purchases of other Prior Riders, except the initial Guaranteed Income Benefit rates and charges may vary, as set forth in the Guaranteed Income Benefit description later in this prospectus.)

1/1/14 Initial i4LIFE® Advantage Account Value	$100,000
1/1/14 Income Base as of the last Valuation Date under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)	$125,000
1/1/14 Initial Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) ($125,000 x 1.05%) the current charge for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is assessed against the Income Base since it is larger than the Account Value	$1,312.50
1/2/14 Amount of initial i4LIFE® Advantage Regular Income Payment (an example of how the Regular Income Payment is calculated is shown in the SAI)	$5,173
1/2/14 Initial Guaranteed Income Benefit (4% x $125,000 Income Base)	$5,000
The next example shows how the charge will increase if the Guaranteed Income Benefit is stepped up to 75% of the Regular Income Payment.
1/2/15 Recalculated Regular Income Payment (due to market gain in Account Value)	$6,900
1/2/15 New Guaranteed Income Benefit (75% x $6,900 Regular Income Payment)	$5,175
1/2/15 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) ($1,312.50 x ($5,175/$5,000)) Prior charge x [ratio of increased Guaranteed Income Benefit to prior Guaranteed Income Benefit]	$1,358.44
If the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) charge has also increased, subject to a maximum charge rate of 2.00%, the i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) charge will increase upon a step-up. (The Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) charge continues to be used in the calculation of the i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) charge.)
Continuing the above example:
1/2/15 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk)	$1,358.44
1/2/16 Recalculated Regular Income Payment (due to Account Value increase)	$7,400
1/2/16 New Guaranteed Income Benefit (75% x $7,400 Regular Income Payment)	$5,550
Assume the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) charge rate increases from 1.05% to 1.15%.
1/2/16 Annual Charge for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) ($1,358.44 x ($5,550/$5,175) x (1.15%/1.05%))	$1,595.63
The new annual charge for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is $1,595.63 which is equal to the current annual charge of $1,358.44 multiplied by the percentage increase of the Guaranteed Income Benefit ($5,550/$5,175) and then multiplied by the percentage increase to the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) current charge rate (1.15%/1.05%).
If the charge rate of your Prior Rider is increased, we will notify you in writing. You may contact us in writing or at the telephone number listed on the first page of this prospectus to reverse the step-up within 30 days after the date on which the step-up occurred. If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. If the Guaranteed Income Benefit increased due to the step-up we would decrease the Guaranteed Income Benefit to the Guaranteed Income Benefit in effect before the step-up occurred, reduced by any additional withdrawals. Future step-ups as described in the rider would continue.
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, i4LIFE® Advantage will also be terminated and the i4LIFE® Advantage Guaranteed Income Benefit charge will cease. A portion of the i4LIFE® Advantage Guaranteed Income Benefit charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider.
i4LIFE® Advantage with 4LATER® Guaranteed Income Benefit Charge for Contractowners who previously purchased 4LATER® Advantage. The 4LATER® Guaranteed Income Benefit current annual rider charge rate for purchasers who previously purchased 4LATER® Advantage is 0.65% of the Account Value, which is added to the i4LIFE® Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows: 2.30% for the i4LIFE® Advantage Account Value Death Benefit; 2.35% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 2.60% for the i4LIFE® Advantage EGMDB. (For riders purchased before January 20, 2009, the current annual charge rate is 0.50%, but will increase to 0.65% upon the next election to reset the Income Base.) These charges apply only during the i4LIFE® Advantage payout phase.
On and after the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge will be added to the i4LIFE® Advantage charge rate as a daily percentage of average Account Value. This is a change to the calculation of the 4LATER® charge because after the Periodic Income Commencement Date, when the 4LATER® Guaranteed Income Benefit is established, the Income Base is no longer applicable. The 4LATER® charge rate is the same immediately before and after the Periodic Income Commencement

Date; however, the charge is multiplied by the Income Base (on a quarterly basis) prior to the Periodic Income Commencement Date and then multiplied by the average daily Account Value after the Periodic Income Commencement Date.
After the Periodic Income Commencement Date, the 4LATER® Guaranteed Income Benefit charge rate will not change unless the Contractowner elects additional 15-year step-up periods during which the 4LATER® Guaranteed Income Benefit (described later) is stepped-up to 75% of the current Regular Income Payment. At the time of a reset of the 15-year step-up period, the 4LATER® Guaranteed Income Benefit charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 1.50% of Account Value. After we administer this election, you have 30 days to notify us if you wish to reverse the election (because you do not wish to incur the additional cost). If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up occurred.
After the Periodic Income Commencement Date, if the 4LATER® Guaranteed Income Benefit is terminated, the 4LATER® Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
Guaranteed Income Benefit Charge for Lincoln Lifetime IncomeSM Advantage purchasers. For purchasers of Lincoln Lifetime IncomeSM Advantage who terminate their rider and purchase i4LIFE® Advantage Guaranteed Income Benefit (version 2 or 3), the Guaranteed Income Benefit which is purchased with i4LIFE® Advantage is subject to a current annual charge rate of 0.50% of the Account Value, which is added to the i4LIFE®Advantage charge rate for a total current charge rate of the Account Value, computed daily as follows: 2.15% for the i4LIFE® Advantage Account Value Death Benefit; 2.20% for the i4LIFE® Advantage Guarantee of Principal Death Benefit; and 2.45% for the i4LIFE® Advantage EGMDB.
Purchasers of Lincoln Lifetime IncomeSM Advantage are guaranteed that in the future the guaranteed maximum charge for the Guaranteed Income Benefit will be the guaranteed maximum charge then in effect at the time that they purchase Lincoln Lifetime IncomeSM Advantage.
The Guaranteed Income Benefit charge rate will not change unless you elect an additional step-up period during which the Guaranteed Income Benefit is stepped-up to 75% of the current Regular Income Payment (described later). At the time you elect a new step-up period, the charge rate will change to the current charge rate in effect at that time (if the current charge rate has changed) up to the guaranteed maximum annual charge rate of 1.50% of the Account Value. If we automatically administer the step-up period election for you and your charge rate is increased, you may ask us to reverse the step-up period election by giving us notice within 30 days after the date on which the step-up period election occurred. If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up period election occurred. Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. You will have no more step-ups unless you notify us that you wish to start a new step-up period (described later in the i4LIFE® Advantage section of this prospectus).
After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, the Guaranteed Income Benefit annual charge will also terminate but the i4LIFE® Advantage charge will continue.
Deductions for Premium Taxes
Any premium tax or other tax levied by any governmental entity as a result of the existence of the contracts or the VAA will be deducted from the Contract Value, unless the governmental entity dictates otherwise, when incurred, or at another time of our choosing.
The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium tax rates generally depend upon the law of your state of residence. The tax rates range from zero to 5%. Currently, there is no premium tax levied for New York residents.
Other Charges and Deductions
The surrender, withdrawal or transfer of value during a Guaranteed Period may be subject to the Interest Adjustment, if applicable. See Fixed Side of the Contract.
The mortality and expense risk and administrative charge of 1.40% of the value in the VAA will be assessed on all variable Annuity Payouts (except for i4LIFE® Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk. This charge covers the expense risk and administrative services listed previously in this prospectus. The expense risk is the risk that our costs in providing the services will exceed our revenues from contract charges.
There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse us or an affiliate for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.

Additional Information
The charges described previously may be reduced or eliminated for any particular contract. However, these reductions may be available only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges, or when required by law. Lower distribution and administrative expenses may be the result of economies associated with:
•	the use of mass enrollment procedures,
•	the performance of administrative or sales functions by the employer,
•	the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or
•	any other circumstances which reduce distribution or administrative expenses.
The exact amount of charges and fees applicable to a particular contract will be stated in that contract.
The Contracts
Purchase of Contracts
If you wish to purchase a contract, you must apply for it through a registered representative authorized by us. Certain broker-dealers may not offer all of the features discussed in this prospectus. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you either directly or through your registered representative. See Distribution of the Contracts. The purchase of multiple contracts with identical Contractowners, Annuitants and Beneficiaries will be allowed only upon Servicing Office approval.
When a completed application and all other information necessary for processing a purchase order is received in Good Order at our Servicing Office, an initial Purchase Payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial Purchase Payment to your agent, we will not begin processing your purchase order until we receive the application and initial Purchase Payment from your agent’s broker-dealer. While attempting to finish an incomplete application, we may hold the initial Purchase Payment for no more than five business days unless we receive your consent to our retaining the payment until the application is completed. If the incomplete application cannot be completed within those five days and we have not received your consent, you will be informed of the reasons, and the Purchase Payment will be returned immediately. Once the application is complete, we will allocate your initial Purchase Payment within two business days.
Who Can Invest
To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified and nonqualified plans for which the contracts are designed. At the time of issue, the Contractowner, joint owner and Annuitant must be under age 86. Certain Death Benefit options may not be available at all ages. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask to see your driver's license, photo i.d. or other identifying documents.
In accordance with money laundering laws and federal economic sanction policy, the Company may be required in a given instance to reject a Purchase Payment and/or freeze a Contractowner’s account. This means we could refuse to honor requests for transfers, withdrawals, surrenders or Death Benefits. Once frozen, monies would be moved from the VAA to a segregated interest-bearing account maintained for the Contractowner, and held in that account until instructions are received from the appropriate regulator.
Do not purchase this contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatical arrangement, or other similar investment scheme. The contract may not be resold, traded on any stock exchange, or sold on any secondary market.
If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since the tax-favored arrangement itself provides tax-deferred growth.
Replacement of Existing Insurance
Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase a contract described in this prospectus. Surrender charges may be imposed on your existing contract and/or a new surrender charge period may be imposed with the purchase of, or transfer into, this contract. A registered representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax and tax penalties.

Purchase Payments
You may make Purchase Payments to the contract at any time, prior to the Annuity Commencement Date, subject to certain conditions. You are not required to make any additional Purchase Payments after the initial Purchase Payment. The minimum initial Purchase Payment is $10,000. The minimum annual amount for additional Purchase Payments is $300. Please check with your registered representative about making additional Purchase Payments. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). If a Purchase Payment is submitted that does not meet the minimum amount, we will contact you to ask whether additional money will be sent, or whether we should return the Purchase Payment to you.
Purchase Payments totaling $2 million or more are subject to Servicing Office approval. This amount takes into consideration the total Purchase Payments for all variable annuity contracts issued by the Company (or its affiliates) (excluding Lincoln Investor Advantage® contracts) for the same Contractowner, joint owner, and/or Annuitant. If you elect a Living Benefit Rider, you may be subject to further restrictions in terms of your ability to make additional Purchase Payments, as more fully described below. We may surrender your contract in accordance with New York law, if your Contract Value drops below $2,000 for any reason, including if your Contract Value drops due to the performance of the Subaccounts you selected. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders. Purchase Payments may be made or, if stopped, resumed at any time until the Annuity Commencement Date, the surrender of the contract, or the death of the Contractowner, whichever comes first. Upon advance written notice, we reserve the right to further limit, restrict, or suspend Purchase Payments made to the contract.
If you elect a Living Benefit Rider (other than i4LIFE® Advantage Guaranteed Income Benefit), after the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year. If you elect any version of i4LIFE® Advantage Guaranteed Income Benefit, no additional Purchase Payments will be allowed at any time after the Periodic Income Commencement Date. If you elect i4LIFE® Advantage without Guaranteed Income Benefit, no additional Purchase Payments will be allowed after the Periodic Income Commencement Date for nonqualified contracts.
These restrictions and limitations mean that you will be limited in your ability to increase your Contract Value (or Account Value under i4LIFE® Advantage with any version of Guaranteed Income Benefit) and/or increase the amount of any guaranteed benefit under a Living Benefit Rider by making additional Purchase Payments to the contract. You should carefully consider these limitations and restrictions, and any other limitations and restrictions of the contract, and how they may impact your long-term investment plans, especially if you intend to increase Contract Value (or Account Value under i4LIFE® Advantage Guaranteed Income Benefit) by making additional Purchase Payments over a long period of time. Please contact your registered representative and refer to the Living Benefit Riders section of this prospectus for additional information on any restrictions that may apply to your Living Benefit Rider.
Valuation Date
Accumulation and Annuity Units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (Valuation Date). On any date other than a Valuation Date, the Accumulation Unit value and the Annuity Unit value will not change.
Allocation of Purchase Payments
Purchase Payments allocated to the variable side of the contract are placed into the VAA’s Subaccounts, according to your instructions. You may also allocate Purchase Payments to the fixed account, if available.
The minimum amount of any Purchase Payment which can be put into any one Subaccount is $20. The minimum amount of any Purchase Payment which can be put into a Guaranteed Period of the fixed account is $2,000.
If we receive your Purchase Payment from you or your broker-dealer in Good Order at our Servicing Office prior to the close of the New York Stock Exchange (normally 4:00 p.m., New York time), we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. If we receive your Purchase Payment in Good Order after market close, we will use the Accumulation Unit value computed on the next Valuation Date. If you submit your Purchase Payment to your registered representative, we will generally not begin processing the Purchase Payment until we receive it from your representative’s broker-dealer. If your broker-dealer submits your Purchase Payment to us through the Depository Trust and Clearing Corporation (DTCC) or, pursuant to terms agreeable to us, uses a proprietary order placement system to submit your Purchase Payment to us, and your Purchase Payment was placed with your broker-dealer prior to market close then we will use the Accumulation Unit value computed on that Valuation Date when processing your Purchase Payment. If your Purchase Payment was placed with your broker-dealer after market close, then we will use the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances, Purchase Payments received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
The number of Accumulation Units determined in this way is not impacted by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the underlying fund’s investments perform, but also upon the expenses of the VAA and the underlying funds.

Valuation of Accumulation Units
Purchase Payments allocated to the VAA are converted into Accumulation Units. This is done by dividing the amount allocated by the value of an Accumulation Unit for the Valuation Period during which the Purchase Payments are allocated to the VAA. The Accumulation Unit value for each Subaccount was or will be established at the inception of the Subaccount. It may increase or decrease from Valuation Period to Valuation Period. Accumulation Unit values are affected by investment performance of the funds, fund expenses, and the contract charges. The Accumulation Unit value for a Subaccount for a later Valuation Period is determined as follows:
1.	The total value of the fund shares held in the Subaccount is calculated by multiplying the number of fund shares owned by the Subaccount at the beginning of the Valuation Period by the net asset value per share of the fund at the end of the Valuation Period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the Valuation Period; minus
2.	The liabilities of the Subaccount at the end of the Valuation Period; these liabilities include daily charges imposed on the Subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and
3.	The result is divided by the number of Subaccount units outstanding at the beginning of the Valuation Period.
The daily charges imposed on a Subaccount for any Valuation Period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the Valuation Period. Contracts with different features have different daily charges, and therefore, will have different corresponding Accumulation Unit values on any given day. In certain circumstances (for example, when separate account assets are less than $1,000), and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.
Transfers On or Before the Annuity Commencement Date
After the first 30 days from the effective date of your contract, you may transfer all or a portion of your investment from one Subaccount to another. A transfer among Subaccounts involves the surrender of Accumulation Units in one Subaccount and the purchase of Accumulation Units in the other Subaccount. A transfer will be done using the respective Accumulation Unit values determined at the end of the Valuation Date on which the transfer request is received. Currently, there is no charge to you for a transfer. However, we reserve the right to impose a $25 fee for transfers after the first 12 times during a Contract Year. Transfers are limited to twelve (12) (within and/or between the variable and fixed Subaccounts) per Contract Year unless otherwise authorized by Lincoln New York. Lincoln New York reserves the right to require a 30 day minimum time period between each transfer. Transfers made as a part of an automatic transfer program will not be counted against these twelve transfers.
The minimum amount which may be transferred between Subaccounts is $300 (or the entire amount in the Subaccount, if less than $300). If the transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total balance of the Subaccount.
A transfer request may be made to our Servicing Office in writing, or by fax or other electronic means. A transfer request may also be made by telephone provided the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this prospectus. Requests for transfers will be processed on the Valuation Date that they are received when they are received in Good Order at our Servicing Office before the close of the New York Stock Exchange (normally 4:00 p.m., New York time). If we receive a transfer request in Good Order after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date.
There may be circumstances under which the New York Stock Exchange may close early (prior to 4:00 p.m., New York time). In such instances transfers received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date.
If your contract offers a fixed account, you may also transfer all or any part of the Contract Value from the Subaccount(s) to the fixed side of the contract, except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the Subaccount if less than $2,000. However, if a transfer from a Subaccount would leave you with less than $300 in the Subaccount, we may transfer the total amount to the fixed side of the contract.
You may also transfer part of the Contract Value from a fixed account to the Subaccount(s) subject to the following restrictions:
•	total fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Transfers of all or a portion of a fixed account (other than automatic transfer programs and i4LIFE® Advantage transfers) may be subject to Interest Adjustments, if applicable. For a description of the Interest Adjustment, see the Fixed Side of the Contract - Guaranteed Periods and Interest Adjustments.

Because of these restrictions, it may take several years to transfer all of the Contract Value in the fixed accounts to the Subaccounts. You should carefully consider whether the fixed account meets your investment criteria.
Transfers may be delayed as permitted by the 1940 Act. See Delay of Payments.
Telephone and Electronic Transactions
A surrender, withdrawal, or transfer request may be made to our Servicing Office using a fax or other electronic means. In addition, withdrawal and transfer requests may be made by telephone, subject to certain restrictions. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the Contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone and other electronic requests will be recorded and written confirmation of all transactions will be mailed to the Contractowner on the next Valuation Date.
Please note that the telephone and/or electronic devices may not always be available. Any telephone, fax machine or other electronic device, whether it is yours, your service provider’s, or your agent’s, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Servicing Office.
Market Timing
Frequent, large, or short-term transfers among Subaccounts and the fixed account, such as those associated with “market timing” transactions, can affect the funds and their investment returns. Such transfers may dilute the value of the fund shares, interfere with the efficient management of the fund's portfolio, and increase brokerage and administrative costs of the funds. As an effort to protect our Contractowners and the funds from potentially harmful trading activity, we utilize certain market timing policies and procedures (the “Market Timing Procedures”). Our Market Timing Procedures are designed to detect and prevent such transfer activity among the Subaccounts and the fixed account that may affect other Contractowners or fund shareholders.
In addition, the funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the frequent trading policies and procedures of other funds and the Market Timing Procedures we have adopted to discourage frequent transfers among Subaccounts. While we reserve the right to enforce these policies and procedures, Contractowners and other persons with interests under the contracts should be aware that we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the funds. However, under SEC rules, we are required to: (1) enter into a written agreement with each fund or its principal underwriter that obligates us to provide to the fund promptly upon request certain information about the trading activity of individual Contractowners, and (2) execute instructions from the fund to restrict or prohibit further purchases or transfers by specific Contractowners who violate the excessive trading policies established by the fund.
You should be aware that the purchase and redemption orders received by the funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the funds’ ability to apply their respective disruptive trading policies and procedures. We cannot guarantee that the funds (and thus our Contractowners) will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the funds. In addition, if a fund believes that an omnibus order we submit may reflect one or more transfer requests from Contractowners engaged in disruptive trading activity, the fund may reject the entire omnibus order.
Our Market Timing Procedures detect potential “market timers” by examining the number of transfers made by Contractowners within given periods of time. In addition, managers of the funds might contact us if they believe or suspect that there is market timing. If requested by a fund company, we may vary our Market Timing Procedures from Subaccount to Subaccount to comply with specific fund policies and procedures.
We may increase our monitoring of Contractowners who we have previously identified as market timers. When applying the parameters used to detect market timers, we will consider multiple contracts owned by the same Contractowner if that Contractowner has been identified as a market timer. For each Contractowner, we will investigate the transfer patterns that meet the parameters being used to detect potential market timers. We will also investigate any patterns of trading behavior identified by the funds that may not have been captured by our Market Timing Procedures.
Once a Contractowner has been identified as a “market timer” under our Market Timing Procedures, we will notify the Contractowner in writing that future transfers (among the Subaccounts and/or the fixed account) will be temporarily permitted to be made only by original signature sent to us by U.S. mail, first-class delivery for the remainder of the Contract Year (or calendar year if the contract is an individual contract that was sold in connection with an employer sponsored plan). Overnight delivery or electronic instructions

(which may include telephone, facsimile, or Internet instructions) submitted during this period will not be accepted. If overnight delivery or electronic instructions are inadvertently accepted from a Contractowner that has been identified as a market timer, upon discovery, we will reverse the transaction within 1 or 2 business days. We will impose this “original signature” restriction on that Contractowner even if we cannot identify, in the particular circumstances, any harmful effect from that Contractowner's particular transfers.
Contractowners seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. Our ability to detect such transfer activity may be limited by operational systems and technological limitations. The identification of Contractowners determined to be engaged in such transfer activity that may adversely affect other Contractowners or fund shareholders involves judgments that are inherently subjective. We cannot guarantee that our Market Timing Procedures will detect every potential market timer. If we are unable to detect market timers, you may experience dilution in the value of your fund shares and increased brokerage and administrative costs in the funds. This may result in lower long-term returns for your investments.
Our Market Timing Procedures are applied consistently to all Contractowners. An exception for any Contractowner will be made only in the event we are required to do so by a court of law. In addition, certain funds available as investment options in your contract may also be available as investment options for owners of other, older life insurance policies issued by us. Some of these older life insurance policies do not provide a contractual basis for us to restrict or refuse transfers which are suspected to be market timing activity. In addition, because other insurance companies and/or retirement plans may invest in the funds, we cannot guarantee that the funds will not suffer harm from frequent, large, or short-term transfer activity among Subaccounts and the fixed accounts of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.
In our sole discretion, we may revise our Market Timing Procedures at any time without prior notice as necessary to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). If we modify our Market Timing Procedures, they will be applied uniformly to all Contractowners or as applicable to all Contractowners investing in underlying funds.
Some of the funds have reserved the right to temporarily or permanently refuse payments or transfer requests from us if, in the judgment of the fund’s investment adviser, the fund would be unable to invest effectively in accordance with its investment objective or policies, or would otherwise potentially be adversely affected. To the extent permitted by applicable law, we reserve the right to defer or reject a transfer request at any time that we are unable to purchase or redeem shares of any of the funds available through the VAA, including any refusal or restriction on purchases or redemptions of the fund shares as a result of the funds' own policies and procedures on market timing activities. If a fund refuses to accept a transfer request we have already processed, we will reverse the transaction within 1 or 2 business days. We will notify you in writing if we have reversed, restricted or refused any of your transfer requests. Some funds also may impose redemption fees on short-term trading (i.e., redemptions of mutual fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the funds. You should read the prospectuses of the funds for more details on their redemption fees and their ability to refuse or restrict purchases or redemptions of their shares.
Transfers After the Annuity Commencement Date
You may transfer all or a portion of your investment in one Subaccount to another Subaccount or to the fixed side of the contract, as permitted under your contract. Those transfers will be limited to three times per Contract Year. You may also transfer from a variable annuity payment to a fixed annuity payment. You may not transfer from a fixed annuity payment to a variable annuity payment. Once elected, the fixed annuity payment is irrevocable.
These provisions also apply during the i4LIFE® Advantage Lifetime Income Period. See i4LIFE® Advantage.
Ownership
The Contractowner on the date of issue will be the person or entity designated in the contract specifications. The Contractowner of a nonqualified contract may name a joint owner.
As Contractowner, you have all rights under the contract. According to New York law, the assets of the VAA are held for the exclusive benefit of all Contractowners and their designated Beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. We reserve the right to approve all ownership and Annuitant changes. Nonqualified contracts may not be sold, discounted, or pledged as collateral for a loan or for any other purpose. Qualified contracts are not transferable unless allowed under applicable law. Assignments may have an adverse impact on any Death Benefit or benefits offered under Living Benefit Riders in this product and may be prohibited under the terms of a particular rider. We assume no responsibility for the validity or effect of any assignment. Consult your tax adviser about the tax consequences of an assignment.
Joint Ownership
If a contract has joint owners, the joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named and contingent owners are not permitted.

Annuitant
The following rules apply prior to the Annuity Commencement Date. You may name only one Annuitant (unless you are a tax-exempt entity, then you can name two joint Annuitants). You (if the Contractowner is a natural person) have the right to change the Annuitant at any time by notifying us in writing of the change. However, we reserve the right to approve all Annuitant changes. This may not be allowed if certain riders are in effect. The new Annuitant must be under age 86 as of the effective date of the change. This change may cause a reduction in the Death Benefits or benefits offered under Living Benefit Riders. See The Contracts – Death Benefit and Living Benefit Riders. A contingent Annuitant may be named or changed by notifying us in writing. Contingent Annuitants are not allowed on contracts owned by non-natural owners. On or after the Annuity Commencement Date, the Annuitant or joint Annuitants may not be changed and contingent Annuitant designations are no longer applicable.
Surrenders and Withdrawals
Before the Annuity Commencement Date, we will allow the surrender of the contract or a withdrawal of the Contract Value upon your written request on an approved Lincoln distribution request form (available from the Servicing Office), fax, or other electronic means. Withdrawal requests may be made by telephone, subject to certain restrictions. All surrenders and withdrawals may be made in accordance with the rules discussed below. Surrender or withdrawal rights after the Annuity Commencement Date depend on the Annuity Payout option selected.
The amount available upon surrender/withdrawal is the Contract Value less any applicable charges, fees, and taxes at the end of the Valuation Period during which the written request for surrender/withdrawal is received in Good Order at the Servicing Office. If we receive a surrender or withdrawal request in Good Order at our Servicing Office before the close of the NYSE (normally 4:00 p.m., New York time), we will process the request using the Accumulation Unit value computed on that Valuation Date. If we receive a surrender or withdrawal request in Good Order at our Servicing Office after market close, we will process the request using the Accumulation Unit value computed on the next Valuation Date. There may be circumstances under which the NYSE may close early (prior to 4:00 p.m., New York time). In such instances, surrender or withdrawal requests received after such early market close will be processed using the Accumulation Unit value computed on the next Valuation Date. The minimum amount which can be withdrawn is $300. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all Subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total Contract Value. Surrenders and withdrawals from the fixed account may be subject to the Interest Adjustment. See Fixed Side of the Contract. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the Servicing Office. The payment may be postponed as permitted by the 1940 Act.
There are charges associated with surrender of a contract or withdrawal of Contract Value. You may specify whether these charges are deducted from the amount you request to be withdrawn or from the remaining Contract Value. If the charges are deducted from the remaining Contract Value, the amount of the total withdrawal will increase according to the impact of the applicable surrender charge percentage; consequently, the dollar amount of the surrender charge associated with the withdrawal will also increase. In other words, the dollar amount deducted to cover the surrender charge is also subject to a surrender charge.
Special restrictions on surrenders/withdrawals apply if your contract is purchased as part of a retirement plan of a public school system or 501(c)(3) organization under Section 403(b) of the tax code. Beginning January 1, 1989, in order for a contract to retain its tax-qualified status, Section 403(b) prohibits a withdrawal from a 403(b) contract of post 1988 contributions (and earnings on those contributions) pursuant to a salary reduction agreement. However, this restriction does not apply if the Annuitant (a) attains age 59½, (b) separates from service, (c) dies, (d) becomes totally and permanently disabled and/or (e) experiences financial hardship (in which event the income attributable to those contributions may not be withdrawn).
Pre-1989 contributions and earnings through December 31, 1988, are not subject to the previously stated restriction. Funds transferred to the contract from a 403(b)(7) custodial account will also be subject to restrictions.
The tax consequences of a surrender/withdrawal are discussed later in this prospectus. See Federal Tax Matters – Taxation of Withdrawals and Surrenders.
Additional Services
These are the additional services available to you under your contract: dollar-cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. Currently, there is no charge for these services. However, we reserve the right to impose one after appropriate notice to Contractowners. In order to take advantage of one of these services, you will need to complete the appropriate election form that is available from our Servicing Office. For further detailed information on these services, please see Additional Services in the SAI.
Dollar-cost averaging allows you to transfer amounts from the DCA fixed account, if available, or certain Subaccounts into the Subaccounts on a monthly basis or in accordance with other terms we make available.

You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged (DCA'd) is $1,500 over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. If you cancel the DCA program, your remaining Contract Value in the DCA program will be allocated to the Subaccounts according to your allocation instructions. We reserve the right to discontinue or modify this program at any time. If you have chosen DCA from one of the Subaccounts, only the amount allocated to that DCA program will be transferred. Investment gain, if any, will remain in that Subaccount unless you reallocate it to one of the other Subaccounts. If you are enrolled in automatic rebalancing, this amount may be automatically rebalanced based on your allocation instructions in effect at the time of rebalancing. DCA does not assure a profit or protect against loss.
The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your Contract Value. Withdrawals under AWS are subject to applicable surrender charges and Interest Adjustments. See Charges and Other Deductions – Surrender Charge and Fixed Side of the Contract – Interest Adjustment. Withdrawals under AWS will be noted on your quarterly statement. AWS is also available for amounts allocated to the fixed account, if applicable.
The cross-reinvestment service automatically transfers the Contract Value in a designated Subaccount that exceeds a baseline amount to another specific Subaccount at specific intervals. You specify the applicable Subaccounts, the baseline amount and the interval period.
Portfolio rebalancing is an option that restores to a pre-determined level the percentage of Contract Value allocated to each Subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually. Rebalancing events will be noted on your quarterly statement. The fixed account is not available for portfolio rebalancing.
Only one of the three additional services (DCA, cross-reinvestment and portfolio rebalancing) may be used at one time. For example, you cannot have DCA and cross-reinvestment running simultaneously.
Sample Portfolios
You may allocate your initial Purchase Payment among a group of Subaccounts that invest in underlying funds within a sample portfolio. Each sample portfolio consists of several Subaccounts investing in underlying funds, each of which represents a specified percentage of your Purchase Payment. If you choose to select a sample portfolio, you must allocate 100% of your initial Purchase Payment to that portfolio, and we will invest your initial Purchase Payment among the Subaccounts within the portfolio according to the percentage allocations. These allocations will remain in place unless you tell us otherwise. Any subsequent Purchase Payments will be invested according to your allocation instructions at the time of the subsequent Purchase Payment. You may de-select the sample portfolio at any time. The sample portfolios are available only at contract issue. For contracts purchased prior to February 23, 2015, sample portfolios are not available for election with any Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit). For contracts purchased on or after February 23, 2015, sample portfolios are available when electing Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk) at the time the contract is purchased.
Unless you have elected a Living Benefit Rider, your portfolio will not be automatically rebalanced. In order to maintain the portfolio’s specified Subaccount allocation percentages, you must enroll in and maintain the portfolio rebalancing option under your contract, thereby authorizing us to automatically rebalance your Contract Value.
Your registered representative may discuss the portfolios with you to assist you in deciding how to allocate your initial Purchase Payment amongst the various investment options available under your contract. The portfolios were designed and prepared by Lincoln Investment Advisors Corporation (in consultation with Wilshire Associates) for use by Lincoln Financial Distributors, Inc. (LFD). LFD provides these portfolios to broker-dealers who may provide them to their clients. These portfolios do not constitute investment advice, and you should consult your registered representative to determine whether you should utilize a portfolio or whether it is suitable for you based upon your goals, risk tolerance and time horizon. You bear the risk that, over time, a portfolio may not reflect the risk tolerance or return that was expected.

Asset Allocation Models
Your registered representative may discuss asset allocation models with you to assist you in deciding how to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. The models listed below were designed and prepared by the Company, in consultation with SSGA Funds Management, Inc., for use by Lincoln Financial Distributors, Inc. (LFD), the principal underwriter of the contracts. LFD provides models to broker-dealers who may offer the models to their own clients. The models do not constitute investment advice and you should consult with your registered representative to determine whether you should utilize a model or which model is suitable for you based upon your goals, risk tolerance and time horizon.
Each model invests different percentages of Contract Value in some or all of the LVIP Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model’s asset allocation strategy. You may not make transfers among the Subaccounts. We will proportionately deduct any withdrawals you make from the Subaccounts in the asset allocation model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.
Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help reduce volatility and boost returns over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models are probably not appropriate for you.
The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.
In order to maintain the model’s specified Subaccount allocation percentages, you agree to be automatically enrolled in the portfolio rebalancing option and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.
The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you desire to change your Contract Value or Purchase Payment allocation or percentages to reflect a revised or different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no charge from Lincoln for participating in a model.
The election of certain Living Benefit Riders may require that you allocate Purchase Payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the individual rider. See The Contracts – Investment Requirements.
The models are as follows:
•	The Lincoln SSGA Conservative Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately 40% in three equity Subaccounts and 60% in one fixed income Subaccount. This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes index funds exclusively. This model is not available for contracts issued on or after November 15, 2010.
•	The Lincoln SSGA Moderate Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately 60% in three equity Subaccounts and 40% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes index funds exclusively. This model is not available for contracts issued on or after November 15, 2010.
•	The Lincoln SSGA Moderately Aggressive Equity Index Model (formerly known as the Lincoln SSGA Moderately Aggressive Index Model) is composed of specified underlying Subaccounts representing a target allocation of approximately 80% in three equity Subaccounts and 20% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively. This model is not available for contracts issued after June 30, 2009.
•	The Lincoln SSGA Moderately Aggressive Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately 70% in three equity Subaccounts and 30% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes index funds exclusively. This model is not available for contracts issued on or after November 15, 2010.
•	The Lincoln SSGA Aggressive Index Model is composed of specified underlying Subaccounts representing a target allocation of approximately 90% in three equity Subaccounts and 10% in one fixed income Subaccount. This model seeks long term growth of capital. The model utilizes index funds exclusively. This model is not available for contracts issued on or after November 15, 2010.
•	The Lincoln SSGA Structured Conservative Model is composed of specified underlying Subaccounts representing a target allocation of approximately 40% in seven equity Subaccounts and 60% in one fixed income Subaccount. This model seeks a high level of current income with some consideration given to growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks. This model is not available for contracts issued on or after November 15, 2010.
•	The Lincoln SSGA Structured Moderate Model is composed of specified underlying Subaccounts representing a target allocation of approximately 60% in seven equity Subaccounts and 40% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks. This model is not available for contracts issued on or after November 15, 2010.
•	The Lincoln SSGA Structured Moderately Aggressive Equity Model (formerly known as the Lincoln SSGA Structured Moderately Aggressive Model) is composed of specified underlying Subaccounts representing a target allocation of approximately 80% in seven equity Subaccounts and 20% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks. This model is not available for contracts issued after June 30, 2009.
•	The Lincoln SSGA Structured Moderately Aggressive Model is composed of specified underlying Subaccounts representing a target allocation of approximately 70% in seven equity Subaccounts and 30% in one fixed income Subaccount. This model seeks a balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks. This model is not available for contracts issued on or after November 15, 2010.
•	The Lincoln SSGA Structured Aggressive Model is composed of specified underlying Subaccounts representing a target allocation of approximately 90% in seven equity Subaccounts and 10% in one fixed income Subaccount. This model seeks long term growth of capital. The model utilizes a combination of index funds and rules-based strategies with an emphasis placed on value oriented stocks. This model is not available for contracts issued on or after November 15, 2010.
Your registered representative will have more information on the specific investments of each model.
Franklin Templeton Founding Investment Strategy: Through the Franklin Templeton Founding Investment Strategy, you may allocate Purchase Payments and/or Contract Values to three underlying funds as listed below. This is not an asset allocation model. If you choose to follow this strategy you will invest 100% of your Contract Value according to the strategy. You may invest in any of the three funds without adopting the strategy. Upon selection of this program you agree to be automatically enrolled in portfolio rebalancing and authorize us to automatically rebalance your Contract Value on a quarterly basis in accordance with the strategy. Confirmation of the rebalancing will appear on your quarterly statement. You may terminate the strategy at any time and reallocate your Contract Value to other investment options. We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency. You should consult with your registered representative to determine if this strategy is suitable for you. If you are seeking a more aggressive strategy, this strategy may not be appropriate for you.
% of Contract Value
Franklin Income VIP Fund	34%
Franklin Mutual Shares VIP Fund	33%
LVIP Franklin Templeton Global Equity Managed Volatility Fund	33%
Death Benefit
The chart below provides a brief overview of how the Death Benefit proceeds will be distributed if death occurs prior to i4LIFE® Advantage elections or prior to the Annuity Commencement Date. Refer to your contract for the specific provisions applicable upon death.
upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is a surviving joint owner	The Annuitant is living or deceased	Joint owner
Contractowner	There is no surviving joint owner	The Annuitant is living or deceased	Designated Beneficiary

upon death of:	and...	and...	Death Benefit proceeds pass to:
Contractowner	There is no surviving joint owner and the Beneficiary predeceases the Contractowner	The Annuitant is living or deceased	Contractowner's estate
Annuitant	The Contractowner is living	There is no contingent Annuitant	The youngest Contractowner becomes the contingent Annuitant and the contract continues. The Contractowner may waive* this continuation and receive the Death Benefit proceeds.
Annuitant	The Contractowner is living	The contingent Annuitant is living	Contingent Annuitant becomes the Annuitant and the contract continues
Annuitant**	The Contractowner is a trust or other non-natural person	No contingent Annuitant allowed with non-natural Contractowner	Designated Beneficiary

*	Notification from the Contractowner to receive the Death Benefit proceeds must be received within 75 days of the death of the Annuitant.

**	Death of Annuitant is treated like death of the Contractowner.
If the Contractowner (or a joint owner) or Annuitant dies prior to the Annuity Commencement Date, a Death Benefit may be payable. You can choose the Death Benefit. Only one Death Benefit may be in effect at any one time and this Death Benefit terminates if you elect i4LIFE® Advantage or elect any other annuitization option. Generally, the more expensive the Death Benefit is, the greater the protection.
You should consider the following provisions carefully when designating the Beneficiary, Annuitant, any contingent Annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the Death Benefit or other amount paid upon a Contractowner's or Annuitant's death.
You may designate a Beneficiary during your lifetime and change the Beneficiary by filing a written request with our Servicing Office. Each change of Beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of Beneficiary.
Upon the death of the Contractowner, a Death Benefit will be paid to the Beneficiary. Upon the death of a joint owner, the Death Benefit will be paid to the surviving joint owner. If the Contractowner is a corporation or other non-individual (non-natural person), the death of the Annuitant will be treated as death of the Contractowner.
If an Annuitant who is not the Contractowner or joint owner dies, then the contingent Annuitant, if named, becomes the Annuitant and no Death Benefit is payable on the death of the Annuitant. If no contingent Annuitant is named, the Contractowner (or younger of joint owners) becomes the Annuitant. Alternatively, a Death Benefit may be paid to the Contractowner (and joint owner, if applicable, in equal shares). Notification of the election of this Death Benefit must be received by us within 75 days of the death of the Annuitant. The contract terminates when any Death Benefit is paid due to the death of the Annuitant.
Only the Contract Value as of the Valuation Date we approve the payment of the death claim is available as a Death Benefit if a Contractowner, joint owner or Annuitant was added or changed subsequent to the effective date of this contract unless the change occurred because of the death of a prior Contractowner, joint owner or Annuitant. If your Contract Value equals zero, no Death Benefit will be paid.
Account Value Death Benefit. Contractowners who purchased their contracts on or after July 22, 2005, may select the Account Value Death Benefit. If you elect the Account Value Death Benefit contract option, we will pay a Death Benefit equal to the Contract Value on the Valuation Date the Death Benefit is approved by us for payment. No additional Death Benefit is provided. Once you have selected this Death Benefit option, it cannot be changed. (Your contract may refer to this benefit as the Contract Value Death Benefit.)
Guarantee of Principal Death Benefit. If you do not select a Death Benefit, the Guarantee of Principal Death Benefit will apply to your contract. If the Guarantee of Principal Death Benefit is in effect, the Death Benefit will be equal to the greater of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value (withdrawals less than or equal to the Guaranteed Annual Income amount under any version of the Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Market SelectSM Advantage rider or the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all Purchase Payments amount on a dollar for dollar basis. See The Contracts – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage or Lincoln Lifetime IncomeSM Advantage).

In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
For contracts issued on or after July 22, 2005, you may discontinue the Guarantee of Principal Death Benefit by completing the Change of Death Benefit form and sending it to our Servicing Office. The benefit will be discontinued as of the Valuation Date we receive the request and the Account Value Death Benefit will apply. We will begin deducting the charge for the Account Value Death Benefit as of that date. See Charges and Other Deductions.
Enhanced Guaranteed Minimum Death Benefit (EGMDB). If the EGMDB is in effect, the Death Benefit paid will be the greatest of:
•	the current Contract Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments decreased by withdrawals in the same proportion that withdrawals reduced the Contract Value (withdrawals less than or equal to the Guaranteed Annual Income amount under any version of the Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Market SelectSM Advantage rider or the Maximum Annual Withdrawal amount under the Lincoln Lifetime IncomeSM Advantage rider may reduce the sum of all Purchase Payments amount on a dollar for dollar basis. See The Contracts – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage or Lincoln Lifetime IncomeSM Advantage); or
•	the highest Contract Value on any contract anniversary (including the inception date) (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased Contractowner, joint owner (if applicable), or Annuitant and prior to the death of the Contractowner, joint owner (if applicable) or Annuitant for whom a death claim is approved for payment. The highest Contract Value is increased by Purchase Payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduced the Contract Value.
In a declining market, withdrawals deducted in the same proportion that withdrawals reduce the Contract Value may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
The EGMDB is not available under contracts issued to a Contractowner, or joint owner or Annuitant, who is age 80 or older at the time of issuance.
You may discontinue the EGMDB at any time by completing the Change of Death Benefit form and sending it to our Servicing Office. The benefit will be discontinued as of the Valuation Date we receive the request, and the Guarantee of Principal Death Benefit will apply, or, if your contract was purchased on or after July 22, 2005, you may instead choose the Account Value Death Benefit. We will begin deducting the applicable charge for the new Death Benefit as of that date. See Charges and Other Deductions.
General Death Benefit Information
Only one of these Death Benefits may be in effect at any one time. Your Death Benefit terminates on and after the Annuity Commencement Date, or if you elect i4LIFE® Advantage. i4LIFE® Advantage only provides Death Benefit options during the Access Period. There are no Death Benefits during the Lifetime Income Period. Please see the i4LIFE® Advantage – i4LIFE® Advantage Death Benefit section of this prospectus for more information.
If there are joint owners, upon the death of the first Contractowner, we will pay a Death Benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. If the surviving joint owner is the spouse of the deceased joint owner, he/she may continue the contract as sole Contractowner. Upon the death of the spouse who continues the contract, we will pay a Death Benefit to the designated Beneficiary(s).
If the Beneficiary is the spouse of the Contractowner, then the spouse may elect to continue the contract as the new Contractowner. Same-sex spouses should carefully consider whether to purchase annuity products that provide benefits based upon status as a spouse, and whether to exercise any spousal rights under the contract. The U.S. Supreme Court recently held that same-sex spouses who have been married under state law will now be treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Should the surviving spouse elect to continue the contract, a portion of the Death Benefit may be credited to the contract. Any portion of the Death Benefit that would have been payable (if the contract had not been continued) that exceeds the current Contract Value on the Valuation Date we approve the claim will be added to the Contract Value. If the contract is continued in this way, the Death Benefit in effect at the time the Beneficiary elected to continue the contract will remain as the Death Benefit.
The value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of a claim submitted in Good Order. To be in Good Order, we require all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; and

2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Unless otherwise provided in the Beneficiary designation, one of the following procedures will take place on the death of a Beneficiary:
•	if any Beneficiary dies before the Contractowner, that Beneficiary’s interest will go to any other Beneficiaries named, according to their respective interests; and/or
•	if no Beneficiary survives the Contractowner, the proceeds will be paid to the Contractowner’s estate.
If the Beneficiary is a minor, court documents appointing the guardian/custodian may be required.
Unless the Contractowner has already selected a settlement option, the Beneficiary may choose the method of payment of the Death Benefit. The Death Benefit payable to the Beneficiary or joint owner must be distributed within five years of the Contractowner’s date of death unless the Beneficiary begins receiving within one year of the Contractowner’s death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the Beneficiary’s life expectancy.
Upon the death of the Annuitant, Federal tax law requires that an annuity election be made no later than 60 days after we have approved the death claim for payment.
If the Death Benefit becomes payable, the recipient may elect to receive payment either in the form of a lump sum settlement or an Annuity Payout. If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Abandoned Property. Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the date a benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the Death Benefit, or the Beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be “escheated”. This means that the Death Benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Contractowner last resided, as shown on our books and records, or to our state of domicile. This escheatment is revocable and the state is obligated to pay the Death Benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation.
To prevent such escheatment, it is important that you update your Beneficiary designations, including addresses, if and as they change. You may update your Beneficiary designations by submitting a Beneficiary change form to our Servicing Office.
Investment Requirements
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to Investment Requirements. This means you will be limited in your choice of Subaccount investments and in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider.
If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue or add it to an existing contract. The Living Benefit Rider you purchase and the date of purchase will determine which Investment Requirements will apply to your contract. Currently, if you purchase i4LIFE® without Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Contract Value subject to such requirements.
Certain of the underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns. These risk management strategies could limit the upside participation of the fund in rising equity markets relative to other funds. The success of the adviser’s risk management strategy depends, in part, on the adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the fund’s benefit. There is no guarantee that the strategy can achieve or maintain the fund’s optimal risk targets. The fund’s performance may be negatively impacted in certain markets as a result of reliance on these strategies. In low volatility markets the volatility management strategy may not mitigate losses. In addition, the adviser may not be able to effectively implement the strategy during rapid or extreme market events. Such inefficiency in implementation could cause the fund to lose more money than investing without the risk management strategy or not realize potential gains. Any one of these factors could impact the success of the volatility management strategy, and the fund may not perform as expected.

These funds are included under Investment Requirements (particularly in the Investment Requirements for the Managed Risk riders) in part, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. Our financial interest in reducing loss and the volatility of overall Contract Values, in light of our obligations to provide benefits under the riders, may be deemed to present a potential conflict of interest with respect to the interests of Contractowners. In addition, any negative impact to the underlying funds as a result of the risk management strategies may limit contract values, which in turn may limit your ability to achieve step-ups of the benefit base under a Living Benefit Rider. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
We have divided the Subaccounts of your contract into groups and have specified the minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider (or when the rider Investment Requirements are enforced, if later). In addition, depending on when you purchased your contract, you may allocate your Contract Value and Purchase Payments in accordance with certain asset allocation models, as noted below. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if the Investment Requirements are consistent with your investment objectives.
Riders purchased prior to January 20, 2009. Contractowners who purchased the Lincoln Lifetime IncomeSM Advantage rider from December 15, 2008 through January 19, 2009 will be subject to Investment Requirements as set forth in your contract.
Riders purchased on or after January 20, 2009 and prior to June 30, 2009. Contractowners who have elected Living Benefit Riders (except for Lincoln SmartSecurity® Advantage or 4LATER® Advantage) between January 20, 2009 and June 30, 2009 are subject to the following Investment Requirements on the investments in their contracts.
You can select the percentages of Contract Value to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts in a group must comply with the specified minimum or maximum percentages for that group.
In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, on a proportionate basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement.
At this time, the Subaccount groups are as follows:
Group 1 Investments must be at least 30% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)	Group 2 Investments cannot exceed 70% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
Templeton Global Bond VIP Fund	All other Subaccounts except as described below.
The AB VPS Global Thematic Growth Portfolio, the ClearBridge Variable Mid Cap Core Portfolio, the Delaware VIP® Emerging Markets Series, the Delaware VIP® REIT Series, the Deutsche Alternative Asset Allocation VIP Portfolio, the Franklin Templeton Founding Investment Strategy, the LVIP BlackRock Emerging Markets Managed Volatility Fund, the LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, the LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, the LVIP SSGA Emerging Markets 100 Fund and the PIMCO VIT CommodityRealReturn® Strategy are not available with these riders. The fixed account is only available for dollar cost averaging.
To satisfy these Investment Requirements, you may allocate 100% of your Contract Value or Account Value under i4LIFE® Advantage among the Subaccounts on the following list; however, if you allocate less than 100% of Contract Value or Account Value under i4LIFE® Advantage to or among these Subaccounts, then these Subaccounts will be considered as part of Group 1 or 2 above, as applicable, and you will be subject to the Group 1 or 2 restrictions.
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	Franklin Income VIP Fund
•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional/Vanguard Total Bond Fund

•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Managed Risk Profile 2010 Fund
•	LVIP Managed Risk Profile 2020 Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	MFS® VIT Total Return Series
•	Templeton Global Bond VIP Fund
To satisfy these Investment Requirements, Contract Value or i4LIFE® Advantage Account Value can be allocated in accordance with certain asset allocation models, made available to you by your broker dealer. 100% of the Contract Value can be allocated to one of the following models: Lincoln SSGA Structured Conservative Model, Lincoln SSGA Structured Moderate Model, Lincoln SSGA Structured Moderately Aggressive Model, Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model and Lincoln SSGA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1 or Group 2 Subaccounts as described above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
Riders purchased on or after June 30, 2009. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or 4LATER® Advantage (Managed Risk) you must allocate your Contract Value in accordance with the Investment Requirements for Managed Risk Riders section below. If you elect any other Living Benefit Rider you must allocate your Contract Value in accordance with the Investment Requirements for other Living Benefit Riders sections below, according to which rider you purchased.
For all Living Benefit Riders, you can select the percentages of Contract Value (or Account Value if i4LIFE® Advantage Guaranteed Income Benefit is in effect) to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group.
You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.
In accordance with these Investment Requirements, you agree to be automatically enrolled in the portfolio rebalancing option under your contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value, on a proportionate basis, based on your allocation instructions in effect at the time of the rebalancing. Confirmation of the rebalancing will appear on your quarterly statement.

Investment Requirements for Managed Risk Riders. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), or 4LATER® Advantage (Managed Risk), you must currently allocate your Contract Value among one or more of the following Subaccounts only. Not all funds may be available, refer to the “Description of the Funds” section of this prospectus for more information.
Group 1
Investments must be at least 20% (30% for riders elected prior to January 20, 2015) of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is in effect)	Group 2 Investments cannot exceed 80% (70% for riders elected prior to January 20, 2015) of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is in effect)	Group 3 Investments cannot exceed 10% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is in effect)
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund	LVIP American Century Select Mid Cap Managed Volatility Fund
LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP BlackRock Global Allocation V.I. Managed Risk Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
LVIP BlackRock U.S. Opportunities Managed Volatility Fund
LVIP Blended Core Equity Managed Volatility Fund
LVIP Blended Large Cap Growth Managed Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP ClearBridge Large Cap Managed Volatility Fund
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Franklin Templeton Value Managed Volatility Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Invesco Diversified Equity-Income Managed Volatility Fund
LVIP Invesco Select Equity Managed Volatility Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP MFS International Equity Managed Volatility Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP Select Core Equity Managed Volatility Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap Managed Volatility Fund
LVIP SSGA SMID Cap Managed Volatility Fund
LVIP U.S. Growth Allocation Managed Risk Fund
	LVIP VIP Mid Cap Managed Volatility Portfolio	LVIP BlackRock Emerging Markets Managed Volatility Fund
The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account

Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund
•	LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Income Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund

Investment Requirements for other Living Benefit Riders purchased on or after January 11, 2016. For Lincoln Market SelectSM Advantage riders, and for i4LIFE® Advantage Guaranteed Income Benefit (version 4) elections on or after January 11, 2016, you must currently allocate your Contract Value among one or more of the following Subaccounts only:
Group 1 Investments must be at least 30% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)	Group 2 Investments cannot exceed 70% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)	Group 3 Investments cannot exceed 10% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
American Funds Global Growth Fund
American Funds Global Small Capitalization Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds International Fund
AB VPS Small/Mid Cap Value Portfolio
American Century VP Balanced Fund
BlackRock Global Allocation V.I. Fund
Delaware VIP® Small Cap Value Series
Delaware VIP® U.S. Growth Series
Delaware VIP® Value Series
Fidelity® VIP Contrafund® Portfolio
Fidelity® VIP Mid Cap Portfolio
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
Invesco V.I. International Growth Fund
JP Morgan Insurance Trust Global Allocation Portfolio
LVIP American Global Growth Fund
LVIP American Growth Fund
LVIP American Growth-Income Fund
LVIP American International Fund
LVIP Baron Growth Opportunities Fund
LVIP Delaware Social Awareness Fund
LVIP Delaware Special Opportunities Fund
LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP MFS International Growth Fund
LVIP MFS Value Fund
LVIP Mondrian International Value Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Conservative Structured Allocation Fund
LVIP SSGA Developed International 150 Fund
LVIP SSGA International Index Fund
LVIP SSGA Large Cap 100 Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderate Structured Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP SSGA Small-Mid Cap 200 Fund
LVIP T. Rowe Price Structured Mid-Cap Growth Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
LVIP Wellington Mid-Cap Value Fund
MFS® VIT Growth Series
MFS® VIT Total Return Series	AB VPS Global Thematic Growth Portfolio
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
Delaware VIP® Smid Cap Growth Series
Deutsche Alternative Asset Allocation VIP Portfolio
LVIP American Global Small Capitalization Fund
LVIP BlackRock Emerging Markets Managed Volatility Fund
LVIP Clarion Global Real Estate Fund
LVIP SSGA Emerging Markets 100 Fund
MFS® VIT Utilities Series
The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account

Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Global Income Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund
•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	MFS® VIT Total Return Series

Investment Requirements for other Living Benefit Riders purchased prior to January 11, 2016. If you elected a Living Benefit Rider other than Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), or 4LATER® Advantage (Managed Risk), prior to January 11, 2016, you must currently allocate your Contract Value among one or more of the following Subaccounts only:
Group 1 Investments must be at least 30% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)	Group 2 Investments cannot exceed 70% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)	Group 3 Investments cannot exceed 10% of Contract Value or Account Value (if i4LIFE® Advantage Guaranteed Income Benefit is in effect)
Delaware VIP® Diversified Income Series
Delaware VIP® Limited-Term Diversified Income Series
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Dimensional/Vanguard Total Bond Fund
LVIP Global Income Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
All other Subaccounts except those in Group 3 and as described below.	AB VPS Global Thematic Growth Portfolio
Delaware VIP® Emerging Markets Series
Delaware VIP® REIT Series
Deutsche Alternative Asset Allocation VIP Portfolio
LVIP BlackRock Emerging Markets Managed Volatility Fund
LVIP Clarion Global Real Estate Fund
LVIP SSGA Emerging Markets 100 Fund
MFS® VIT Utilities Series
The ClearBridge Variable Mid Cap Core Portfolio, Franklin Templeton Founding Investment Strategy, LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund, LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund, Templeton Global Bond VIP Fund, and PIMCO VIT CommodityRealReturn® Strategy Portfolio are not available. The fixed account is only available for dollar cost averaging.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•	American Century VP Balanced Fund
•	BlackRock Global Allocation V.I. Fund
•	Delaware VIP® Diversified Income Series
•	Delaware VIP® Limited-Term Diversified Income Series
•	LVIP BlackRock Global Allocation V.I. Managed Risk Fund
•	LVIP BlackRock Inflation Protected Bond Fund
•	LVIP Delaware Bond Fund
•	LVIP Delaware Diversified Floating Rate Fund
•	LVIP Dimensional/Vanguard Total Bond Fund
•	LVIP Global Income Fund
•	LVIP Global Conservative Allocation Managed Risk Fund
•	LVIP Global Growth Allocation Managed Risk Fund
•	LVIP Global Moderate Allocation Managed Risk Fund
•	LVIP Managed Risk Profile 2010 Fund
•	LVIP Managed Risk Profile 2020 Fund
•	LVIP PIMCO Low Duration Bond Fund
•	LVIP SSGA Bond Index Fund
•	LVIP SSGA Conservative Index Allocation Fund
•	LVIP SSGA Conservative Structured Allocation Fund
•	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•	LVIP SSGA Moderate Index Allocation Fund
•	LVIP SSGA Moderate Structured Allocation Fund
•	LVIP SSGA Moderately Aggressive Index Allocation Fund

•	LVIP SSGA Moderately Aggressive Structured Allocation Fund
•	LVIP U.S. Growth Allocation Managed Risk Fund
•	MFS® VIT Total Return Series
To satisfy these Investment Requirements, Contract Value may be allocated in accordance with certain asset allocation models (depending on when you purchased your contract) made available to you by your broker-dealer. If so, currently 100% of the Contract Value can be allocated to one of the following models: Lincoln SSGA Structured Conservative Model, Lincoln SSGA Structured Moderate Model, Lincoln SSGA Structured Moderately Aggressive Model, Lincoln SSGA Conservative Index Model, Lincoln SSGA Moderate Index Model and Lincoln SSGA Moderately Aggressive Index Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value among Group 1, Group 2 or Group 3 Subaccounts as described above. These models are not available for contracts issued on or after November 15, 2010. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider.
Living Benefit Riders
The optional Living Benefit Riders offered under this variable annuity contract are described in the following sections. The riders offer either a minimum withdrawal benefit (Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage), a minimum Annuity Payout (i4LIFE® Advantage Guaranteed Income Benefit, 4LATER® Advantage (Managed Risk) and 4LATER® Advantage), or an income benefit (Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage and Lincoln Lifetime IncomeSM Advantage 2.0). Living Benefit Riders which are no longer available for purchase include: Lincoln SmartSecurity® Advantage, Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 and 4LATER® Advantage. Certain versions of i4LIFE® Advantage Guaranteed Income Benefit may also be unavailable unless guaranteed under a prior rider you purchased. You may not elect more than one Living Benefit Rider at any one time. Upon election of a Living Benefit Rider, you will be subject to Investment Requirements (unless you elect i4LIFE® Advantage without the Guaranteed Income Benefit).
Excess Withdrawals under certain Living Benefit Riders may result in a reduction or premature termination of those benefits or of those riders. If you are not certain how an Excess Withdrawal will reduce your future guaranteed amounts, you should contact either your registered representative or us prior to requesting a withdrawal to find out what, if any, impact the Excess Withdrawal will have on any guarantees under the Living Benefit Rider. Terms and conditions may change after the contract is purchased.
The benefits and features of the optional Living Benefit Riders are separate and distinct from the downside protection strategies that may be employed by the funds offered under this contract. The riders do not guarantee the investment results of the funds.
The Living Benefit Riders provide different methods to take income from your Contract Value or receive lifetime payments and may provide certain guarantees. There are differences between the riders in the features provided as well as the charge structure. Before you elect a rider, or terminate your existing rider to elect a new rider, you should carefully review the terms and conditions of each rider. If you elect a rider at contract issue, then the rider will be effective on the contract’s effective date.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
All terms that apply to Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) apply to Lincoln Lifetime IncomeSM Advantage 2.0 except as noted. Lincoln Lifetime IncomeSM Advantage 2.0 is no longer available for purchase.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is a Living Benefit Rider available for purchase in your contract that provides:
•	Guaranteed periodic withdrawals up to the Guaranteed Annual Income amount (with certain exceptions listed later, up to the Contractowner's age 80 on qualified contracts and up to the Contractowner's age 95 (or the younger of you and your spouse if the joint life option is elected) for nonqualified contracts) which is based upon a guaranteed Income Base (an initial value equal to either your initial Purchase Payment or Contract Value, if elected after the contract's effective date);

•	Lifetime income available through i4LIFE® Advantage or the Guaranteed Annual Income Amount Annuity Payout Option which must be elected by specific ages set forth below;
•	A 5% Enhancement to the Income Base (less Purchase Payments received in the preceding Benefit Year) if greater than an Automatic Annual Step-up so long as no withdrawals are made in the preceding Benefit Year and the rider is within the Enhancement Period;
•	Automatic Annual Step-ups of the Income Base to the Contract Value if the Contract Value is equal to or greater than the Income Base after the 5% Enhancement; and
•	Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).
Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount or that are not payable to the original Contractowner or original Contractowner’s bank account (or to the original Annuitant or the original Annuitant’s bank account, if the owner is a non-natural person) (Excess Withdrawals) may significantly reduce your Income Base as well as your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal and will terminate the rider if the Income Base is reduced to zero. Withdrawals will also negatively impact the availability of the 5% Enhancement.
In order to purchase Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), the Purchase Payment or Contract Value (if purchased after the contract is issued) must be at least $25,000. This rider provides guaranteed, periodic withdrawals regardless of the investment performance of the contract, provided that certain conditions are met. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon death of the Contractowner), including any sale or assignment of the contract as collateral. An Income Base is used to calculate the Guaranteed Annual Income payment from your contract, but is not available as a separate benefit upon death or surrender. The Income Base is equal to the initial Purchase Payment (or Contract Value if elected after contract issue), increased by subsequent Purchase Payments, Automatic Annual Step-ups and 5% Enhancements, and decreased by Excess Withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason.
This rider provides for guaranteed, periodic withdrawals up to the Guaranteed Annual Income amount commencing after the younger of you or your spouse (joint life option) reach age 55. The Guaranteed Annual Income payments are based upon specified percentages of the Income Base. The specified withdrawal percentages of the Income Base are age based and may increase over time. With the single life and joint life options, you may receive guaranteed income payments for life through the election of i4LIFE® Advantage or the Guaranteed Annual Income Amount Annuity Payout Option. If an election is not made, the Lincoln Lifetime IncomeSM Advantage 2.0 rider will terminate. Except as specified below, this election must be made by the Contractowner's age 80 for qualified contracts and up to the Contractowner's (or joint owner's if younger) age 95 for nonqualified contracts. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012 and all purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) who own their riders through the fifth Benefit Year anniversary must elect i4LIFE® Advantage or the Guaranteed Annual Income Amount Annuity Payout Option prior to age 85 for qualified contracts or age 99 for nonqualified contracts.
Lincoln New York offers other optional riders available for purchase with its variable annuity contracts. These riders provide different methods to take income from your Contract Value and may provide certain guarantees. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. Information about the relationship between Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and these other riders is included later in this discussion. Not all riders will be available at all times. You may consider purchasing Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) if you want a guaranteed income payment that may grow as you get older and may increase through the Automatic Annual Step-up or 5% Enhancement. The cost of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may be higher than other Living Benefit Riders that you may purchase in your contract. The age at which you may start receiving the Guaranteed Annual Income amount may be different than the ages that you may receive guaranteed payments under other riders.
Availability. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is only available for election at the time the contract is purchased, unless the contract was issued prior to August 26, 2013. Lincoln Lifetime IncomeSM Advantage 2.0 is no longer available for purchase.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant as well as the spouse under the joint life option must be age 85 or younger (age 76 for qualified contracts) at the time this rider is elected. You cannot elect the rider and any other Living Benefit Rider offered in your contract at the same time. You may not elect the rider if you have also elected i4LIFE® Advantage or 4LATER® Advantage (Managed Risk), which are Annuity Payout options. There is no guarantee that Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. In addition, we may make different versions of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) available to new purchasers.
If your Lincoln Lifetime IncomeSM Advantage 2.0 rider was purchased prior to April 2, 2012, you are not eligible to purchase Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) as there would be no additional benefit to you.
If you purchased your contract prior to August 26, 2013, and you own a Living Benefit Rider (other than Lincoln Lifetime IncomeSM Advantage 2.0) and you wish to elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), you must first terminate your existing Living Benefit Rider. You must wait at least 12 months after this termination and also comply with your existing Living Benefit Rider’s termination rules, before you will be able to elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). For further information on termination rules, see the “Termination” section associated with your Living Benefit Rider. In all cases, by terminating your existing Living Benefit Rider, you will no longer be entitled to any of the benefits that have accrued under that rider.
If you purchase Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), you will be limited in your ability to invest within the Subaccounts offered within your contract. You will be required to adhere to Investment Requirements for Managed Risk Riders. If you purchased Lincoln Lifetime IncomeSM Advantage 2.0, you are required to adhere to Investment Requirements for other Living Benefit Riders.

In addition, the fixed account is not available except for use with dollar cost averaging. See Investment Requirements for more information.
If you elect this rider at contract issue, it will be effective on the contract’s effective date. For contracts issued prior to August 26, 2013, if you elect the rider after the contract is issued, the rider will be effective on the next Valuation Date following approval by us.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that.
Income Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The Income Base is not available to you as a lump sum withdrawal or a Death Benefit. The initial Income Base varies based on when you elect the rider. If you elect the rider at the time you purchase the contract, the initial Income Base will equal your initial Purchase Payment . If you elect the rider after we issue the contract, the initial Income Base will equal the Contract Value on the effective date of the rider. The Income Base is increased by subsequent Purchase Payments, 5% Enhancements, and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Income Base is $10,000,000. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders of all Lincoln New York contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payment (not to exceed the maximum Income Base); for example, a $10,000 additional Purchase Payment will increase the Income Base by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000, the rider charge will change to the then current charge in effect on the next Benefit Year anniversary. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss.
Excess Withdrawals reduce the Income Base as discussed below. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base.
Since the charge for the rider is based on the Income Base, the cost of the rider increases when additional Purchase Payments, Automatic Annual Step-ups and 5% Enhancements are made, and the cost decreases as Excess Withdrawals are made because these transactions all adjust the Income Base. In addition, the charge rate may change when Automatic Annual Step-ups or 5% Enhancements occur as discussed below or additional Purchase Payments occur. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Charge.
5% Enhancement. On each Benefit Year anniversary, the Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5% if the Contractowner/Annuitant (as well as the spouse if the joint life option is in effect) are under age 86, if there were no withdrawals in the preceding Benefit Year and the rider is within the Enhancement Period. The Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the 5% Enhancements will stop at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Any Purchase Payment made after the initial Purchase Payment will be added immediately to the Income Base and will result in an increased Guaranteed Annual Income amount but must be invested in the contract at least one Benefit Year before it will be used in calculating the 5% Enhancement. Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Income Base for purposes of calculating the 5% Enhancement on the first Benefit Year anniversary.
If you decline an Automatic Annual Step-up during the first 10 Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the rider charge could increase to the then current charge at the time of any 5% Enhancements after the tenth Benefit Year anniversary. You will have the option to opt out of the enhancements after the tenth Benefit Year. In order to be eligible to receive further 5% Enhancements the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) must be under age 86.
Note: The 5% Enhancement is not available on any Benefit Year anniversary where there has been a withdrawal of Contract Value (including a Guaranteed Annual Income payment) in the preceding Benefit Year. A 5% Enhancement will occur in subsequent years when certain conditions are met. If you are eligible (as defined below) for the 5% Enhancement in the next year, the enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Income Base (assuming no withdrawals):
Initial Purchase Payment = $100,000; Income Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000
Additional Purchase Payment on day 95 = $10,000; Income Base = $125,000

On the first Benefit Year anniversary, the Income Base will not be less than $130,750 ($115,000 x 1.05 = $120,750 + $10,000). The $10,000 Purchase Payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year anniversary.
The 5% Enhancement will be in effect for 10 years (the Enhancement Period) from the effective date of the rider. A new Enhancement Period will begin each time an Automatic Annual Step-up to the Contract Value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Income Base, you will not receive the 5% Enhancement. If the Automatic Annual Step-up and the 5% Enhancement increase the Income Base to the same amount then you will receive the Automatic Annual Step-up. The 5% Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10,000,000.
You will not receive the 5% Enhancement on any Benefit Year anniversary in which there is a withdrawal, including a Guaranteed Annual Income payment from the contract during the preceding Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no further withdrawals are made from the contract and the rider is within the Enhancement Period.
An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawal Amount section below.
If during the first ten Benefit Years your Income Base is increased by the 5% Enhancement on the Benefit Year anniversary, your charge rate for the rider will not change on the Benefit Year anniversary. However, the amount you pay for the rider will increase since the charge for the rider is based on the Income Base. After the tenth Benefit Year anniversary the annual rider charge rate may increase to the current charge rate each year if the Income Base increases as a result of the 5% Enhancement, but the charge will never exceed the guaranteed maximum annual charge rate of 2.00%. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Charge.
If your charge rate for this rider is increased due to a 5% Enhancement that occurs after the tenth Benefit Year anniversary, you may opt-out of the 5% Enhancement by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your charge rate for the rider to change. This opt-out will only apply for this particular 5% Enhancement. You will need to notify us each time thereafter (if an enhancement would cause your charge rate to increase) if you do not want the 5% Enhancement. You may not opt-out of the 5% Enhancement if the current charge rate for the rider increases due to additional Purchase Payment made during the preceding Benefit Year that exceeds the $100,000 Purchase Payment restriction after the first Benefit Year. See Income Base section for more details.
Automatic Annual Step-ups of the Income Base. The Income Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner and spouse (joint life option) are still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the rider charge and account fee), plus any Purchase Payments made on that date is equal to or greater than the Income Base after the 5% Enhancement (if any).
Each time the Income Base is stepped up to the current Contract Value as described above, your charge rate for the rider will be the current charge rate for the rider, not to exceed the guaranteed maximum charge. Therefore, your charge rate for this rider could increase every Benefit Year anniversary. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Charge.
Each time the Automatic Annual Step-up occurs a new Enhancement Period starts. The Automatic Annual Step-up is available even in these years when a withdrawal has occurred.
If your charge rate for this rider is increased upon an Automatic Annual Step-up, you may opt-out of the Automatic Annual Step-up by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your charge rate for the rider to change. If you opt-out of the step-up, your current charge rate will remain in effect and the Income Base will be returned to the Income Base immediately prior to the step-up, adjusted for additional Purchase Payments or Excess Withdrawals. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you do not want the step-up. As stated above, if you decline an Automatic Annual Step-up during the first ten Benefit Years, you will continue to be eligible for the 5% Enhancement through the end of the current Enhancement Period, but the rider charge could increase to the then current charge at the time of any 5% Enhancements after the tenth Benefit Year anniversary. You will have the option to opt out of the enhancements after the tenth Benefit Year. See the earlier Income Base section. You may not opt-out of the Automatic Annual Step-up if an additional Purchase Payment made during that Benefit Year caused the charge for the rider to increase to the current charge.
Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments):

	Contract Value	Income Base with 5% Enhancement	Income Base	Potential for Charge to Change
Initial Purchase Payment $50,000	$50,000	N/A	$50,000	N/A
1st Benefit Year anniversary	$54,000	$52,500	$54,000	Yes
2nd Benefit Year anniversary	$53,900	$56,700	$56,700	No
3rd Benefit Year anniversary	$56,000	$59,535	$59,535	No
4th Benefit Year anniversary	$64,000	$62,512	$64,000	Yes
On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the third Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the fourth Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). An Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10,000,000.
Withdrawal Amount. You may make periodic withdrawals up to the Guaranteed Annual Income amount each Benefit Year as long as your Guaranteed Annual Income amount is greater than zero until the last day to elect either i4LIFE® Advantage or the Guaranteed Annual Income Amount Annuity Payout Option set forth above. At that time, you must elect i4LIFE® Advantage or the Guaranteed Annual Income Amount Annuity Payout option to receive guaranteed income payments for life. You may start taking Guaranteed Annual Income withdrawals when you (single life option) or the younger of you and your spouse (joint life option) turn age 55.
The initial Guaranteed Annual Income amount is calculated when you purchase the rider. If you (or younger of you and your spouse if the joint life option is elected) are under age 55 at the time the rider is elected the initial Guaranteed Annual Income amount will be zero. If you (or the younger of you and your spouse if the joint life option is elected) are age 55 or older at the time the rider is elected the initial Guaranteed Annual Income amount will be equal to a specified percentage of the Income Base. Upon your first withdrawal the Guaranteed Annual Income percentage is based on your age (single life option) or the younger of you and your spouse’s age (joint life option) at the time of the withdrawal. For example, if you purchase Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) on or after May 20, 2013, at age 60 (single life option), your Guaranteed Annual Income percentage is 4% (see the table below). If you waited until you were age 70 (single life option) to make your first withdrawal your Guaranteed Annual Income percentage would be 5%. During the first Benefit Year the Guaranteed Annual Income amount is calculated using the Income Base as of the effective date of the rider (including any Purchase Payments made within the first 90 days after the effective date of the rider). After the first Benefit Year anniversary we will use the Income Base calculated on the most recent Benefit Year anniversary for calculating the Guaranteed Annual Income amount. After your first withdrawal the Guaranteed Annual Income amount percentage will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Automatic Annual Step-up. If you have reached an applicable age band and there has not also been a subsequent Automatic Annual Step-up, then the Guaranteed Annual Income amount percentage will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.
Guaranteed Annual Income Percentages by Ages for rider elections on or after May 20, 2013:
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income amount percentage	Age (younger of you and your spouse’s age)	Guaranteed Annual Income amount percentage
55 – 58	3.50%	55 – 58	3.50%
59 - 64	4.00%	59 – 64	4.00%
65+	5.00%	65 – 74	4.50%
		75+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income amount percentage	Age (younger of you and your spouse’s age)	Guaranteed Annual Income amount percentage
55 – 58	3.00%	55 – 58	3.00%
59 - 64	3.50%	59 – 64	3.50%

Single Life Option		Joint Life Option
Age	Guaranteed Annual Income amount percentage	Age (younger of you and your spouse’s age)	Guaranteed Annual Income amount percentage
65 – 69	4.50%	65 – 69	4.00%
70+	5.00%	70+	4.50%
Note that Guaranteed Annual Income percentages for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and Lincoln Lifetime IncomeSM Advantage 2.0 riders purchased prior to May 20, 2013, can be found in an Appendix to this prospectus.

If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, withdrawals equal to the Guaranteed Annual Income amount will continue automatically for your life (and your spouse’s life if applicable) under the Guaranteed Annual Income Amount Annuity Payout Option. You may not withdraw the remaining Income Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If the Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal the rider and contract will terminate.
Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base. All withdrawals you make will decrease the Contract Value. Surrender charges are waived on cumulative withdrawals less than or equal to the Guaranteed Annual Income amount.
The following example shows the calculation of the Guaranteed Annual Income amount for Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) (single life option) and how withdrawals less than or equal to the Guaranteed Annual Income amount affect the Income Base and the Contract Value. The Contractowner is age 60 on the rider’s effective date (4% Guaranteed Annual Income percentage), and makes an initial Purchase Payment of $200,000 into the contract:
Contract Value on the rider's effective date	$200,000
Income Base on the rider's effective date	$200,000
Initial Guaranteed Annual Income amount on the rider's effective date ($200,000 x 4%)	$8,000
Contract Value six months after rider's effective date	$210,000
Income Base six months after rider's effective date	$200,000
Withdrawal six months after rider's effective date when Contractowner is still age 60	$8,000
Contract Value after withdrawal ($210,000 - $8,000)	$202,000
Income Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on first Benefit Year anniversary	$205,000
Income Base on first Benefit Year anniversary	$205,000
Guaranteed Annual Income amount on first Benefit Year anniversary ($205,000 x 4%)	$8,200
Since there was a withdrawal during the first year, the 5% Enhancement is not available, but the Automatic Annual Step-up was available and increased the Income Base to the Contract Value of $205,000. On the first anniversary of the rider’s effective date, the Guaranteed Annual Income amount is $8,200 (4% x $205,000).
Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income amount percentage multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner is age 60 (single life option), if the Guaranteed Annual Income amount of $2,000 (4% of $50,000 Income Base) is in effect and an additional Purchase Payment of $10,000 is made, the new Guaranteed Annual Income amount that Benefit Year is $2,400 ($2,000 + 4% of $10,000). The Guaranteed Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.
After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero.
5% Enhancements and Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount after the Income Base is adjusted either by a 5% Enhancement or an Automatic Annual Step-up will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income percentage.
Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal or are withdrawals made prior to age 55 (younger of you or your spouse for joint life) or that are not payable to the original Contractowner or original Contractowner’s bank account (or to the original Annuitant or the original Annuitant’s bank account, if the owner is a non-natural person).
When an Excess Withdrawal occurs:
1.	The Income Base is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Income Base could be more than the dollar amount of the withdrawal; and
2.	The Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income amount percentage multiplied by the new (reduced) Income Base (after the proportionate reduction for the Excess Withdrawal).
We will provide you with quarterly statements that will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided on the front page of this prospectus if you have questions about Excess Withdrawals.
The following example demonstrates the impact of an Excess Withdrawal on the Income Base, the Guaranteed Annual Income amount and the Contract Value under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). The Contractowner who is age 60 (single life option) makes a $12,000 withdrawal which causes a $12,915.19 reduction in the Income Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Income Base = $85,000
Guaranteed Annual Income amount = $3,400 (4% of the Income Base of $85,000)
After a $12,000 Withdrawal ($3,400 is within the Guaranteed Annual Income amount, $8,600 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Guaranteed Annual Income amount of $3,400 and the Income Base is not reduced:
Contract Value = $56,600 ($60,000 - $3,400)
Income Base = $85,000
The Contract Value is also reduced by the $8,600 Excess Withdrawal and the Income Base is reduced by 15.19435%, the same proportion by which the Excess Withdrawal reduced the $56,600 Contract Value ($8,600 ÷ $56,600)
Contract Value = $48,000 ($56,600 - $8,600)
Income Base = $72,084.81 ($85,000 x 15.19435% = $12,915.19; $85,000 - $12,915.19 = $72,084.81)
Guaranteed Annual Income amount = $2,883.39 (4% of $72,084.81 Income Base)
On the following Benefit Year anniversary the Contract Value has been reduced due to a declining market, but the Income Base is unchanged:
Contract Value = $43,000
Income Base = $72,084.81
Guaranteed Annual Income amount = $2,883.39 (4% x $72,084.81)
In a declining market, Excess Withdrawals may significantly reduce your Income Base as well as your Guaranteed Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Income Base is reduced to zero due to an Excess Withdrawal the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal the rider and contract will terminate.
Surrender charges are waived on cumulative withdrawals less than or equal to the Guaranteed Annual Income amount. Excess Withdrawals will be subject to surrender charges unless one of the waivers of surrender charge provisions set forth in this prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $3,400 Guaranteed Annual Income amount is not subject to surrender charges; the $8,600 Excess Withdrawal may be subject to surrender charges according to the surrender charge schedule in this prospectus. See Charges and Other Deductions – Surrender Charge.
Withdrawals from IRA contracts will be treated as within the Guaranteed Annual Income amount (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract; and
3.	No withdrawals other than RMDs are made within the Benefit Year (except as described in the next paragraph).

If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.
Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters for a discussion of the tax consequences of withdrawals.
Guaranteed Annual Income Amount Annuity Payout Option. If you are required to take annuity payments because you have reached age 80 (qualified contracts) or age 95 (younger of you or your spouse for the joint life option) (nonqualified contracts) and have not elected i4LIFE® Advantage Guaranteed Income Benefit, you have the option of electing the Guaranteed Annual Income Amount Annuity Payout Option. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012, and all purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) who own their riders through the 5th Benefit Year anniversary have until the Contractowner has reached age 85 (qualified contracts) or age 99 (younger of you or your spouse for the joint life option) (nonqualified contracts) to elect the Guaranteed Annual Income Amount Annuity Payout Option. If the Contract Value is reduced to zero and you have a remaining Income Base, you will receive the Guaranteed Annual Income Amount Annuity Payout Option. If you are receiving the Guaranteed Annual Income Amount Annuity Payout Option, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. To be eligible the Death Benefit option in effect immediately prior to the effective date of the Guaranteed Annual Income Amount Annuity Payout Option must be one of the following Death Benefits: the Guarantee of Principal Death Benefit or the EGMDB. If the Account Value Death Benefit option is in effect, the Beneficiary will not be eligible to receive the final payment(s).
The Guaranteed Annual Income Amount Annuity Payout Option is an Annuity Payout option under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life (this option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value). Contractowners may decide to choose the Guaranteed Annual Income Amount Annuity Payout Option over i4LIFE® Advantage if they feel this may provide a higher final payment option over time and they may place more importance on this over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the life of you and your spouse for the joint life option.
The final payment is a one-time lump-sum payment. If the effective date of the rider is the same as the effective date of the contract, the final payment will be equal to the sum of all Purchase Payments, decreased by withdrawals. If the effective date of the rider is after the effective date of the contract, the final payment will be equal to the Contract Value on the effective date of the rider, increased for Purchase Payments received after the rider effective date and decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the Guaranteed Annual Income Amount Annuity Payout Option will reduce the final payment dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) has no provision for a payout of the Income Base or any other Death Benefit upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) does not impact the Death Benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts - Death Benefit.
Upon the death of the single life, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death). If the Beneficiary elects to continue the contract after the death of the single life (through a separate provision of the contract), the Beneficiary may purchase a new Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the Income Base.
Upon the first death under the joint life option, withdrawals up to the Guaranteed Annual Income amount continue to be available for the life of the surviving spouse. The 5% Enhancement and Automatic Annual Step-up will continue if applicable as discussed above. Upon the death of the surviving spouse, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).
As an alternative, after the first death, the surviving spouse, if under age 86 (age 76 for qualified contracts), may choose to terminate the joint life option and purchase a new single life option, if available, under the terms and charge in effect at the time for a new purchase. In deciding whether to make this change, the surviving spouse should consider whether the change will cause the Income Base and the Guaranteed Annual Income amount to decrease.

Termination. After the fifth anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable);
•	upon election of Lincoln Market SelectSM Advantage; or
•	if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon the death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the death under the single life option or the death of the surviving spouse under the joint life option;
•	when the Guaranteed Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
•	upon surrender of the contract;
•	upon termination of the underlying annuity contract;
•	on the final day of the Contractowner's eligibility to elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) or the Guaranteed Annual Income Amount Annuity Payout Option.
The termination will not result in any increase in Contract Value equal to the Income Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit for Contractowners who previously purchased any version of Lincoln Lifetime IncomeSM Advantage 2.0. i4LIFE® Advantage is an optional Annuity Payout rider that provides periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a Death Benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for election at the time you elect i4LIFE® Advantage. You cannot have both i4LIFE® Advantage and Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) in effect on your contract at the same time.
This discussion applies to Contractowners who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and wish to elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), and to Contractowners who previously purchased Lincoln Lifetime IncomeSM Advantage 2.0 and wish to elect i4LIFE® Advantage Guaranteed Income Benefit (version 4).
Prior to the Annuity Commencement Date, Contractowners with any active version of Lincoln Lifetime IncomeSM Advantage 2.0 may decide to terminate their rider and elect i4LIFE® Advantage Guaranteed Income Benefit. This election is possible even if i4LIFE® Advantage Guaranteed Income Benefit is no longer available for purchase. (Contractowners with Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) must elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk).) Contractowners are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those in effect at the time they purchase Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). If the decision to terminate Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) is made, the Contractowner can use the greater of the Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up (or inception date) or the Account Value immediately prior to electing i4LIFE® Advantage to establish the i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). If the decision to elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is made because it is the last day of the Contractowner's eligibility to elect i4LIFE® Advantage, the Contractowner may also use the current Guaranteed Annual Income amount, if higher, to establish the initial Guaranteed Income Benefit. This decision must be made by the maximum age to elect i4LIFE® Advantage, which is age 95 for nonqualified contracts and age 80 for qualified contracts. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012, who have waited until after the fifth Benefit Year anniversary may elect i4LIFE® Advantage with the applicable version of Guaranteed Income Benefit until age 99 for nonqualified contracts and age 85 for qualified contracts.
If you choose to terminate Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and have the single life option, you must purchase i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) single life option. If you terminate Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and have the joint life option, you must purchase i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) joint life option. The minimum length of the i4LIFE® Advantage Access Period will vary based upon when you purchased your Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) rider and how long the rider was in effect before you decided to purchase i4LIFE® Advantage. These requirements are specifically listed in the Guaranteed Income Benefit with i4LIFE® Advantage section of this prospectus under Impacts to i4LIFE® Advantage Regular Income Payments.
For nonqualified contracts, the Contractowner must elect the levelized option for Regular Income Payments. While i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period.
When deciding whether to terminate Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and purchase i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) you should consider that depending on a person’s age and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Guaranteed Annual Income amounts under Lincoln Lifetime

IncomeSM Advantage 2.0 (Managed Risk). You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments whereas with Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) you may defer taking withdrawals until a later date. Payments from a nonqualified contract that a person receives under the i4LIFE® Advantage rider are treated as “amounts received as an annuity” under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an “exclusion ratio” as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income tax rates), and the remainder is treated as a nontaxable return of Purchase Payments. In contrast, withdrawals under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) are not treated as amounts received as an annuity because they occur prior to the annuity starting date. As a result, such withdrawals are treated first as a return of any existing gain in the contract (which is the measure of the extent to which the Contract Value exceeds Purchase Payments), and then as a nontaxable return of Purchase Payments.
Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. The Death Benefit calculation for certain Death Benefit options in effect prior to the Annuity Commencement Date may change for Contractowners with any active version of Lincoln Lifetime IncomeSM Advantage 2.0. Certain Death Benefit options provide that all withdrawals reduce the Death Benefit in the same proportion that the withdrawals reduce the Contract Value. If you elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), withdrawals less than or equal to the Guaranteed Annual Income will reduce the sum of all Purchase Payment amounts on a dollar for dollar basis for purposes of calculating the Death Benefit under the Guarantee of Principal Death Benefit. The same also applies to the EGMDB rider if the Death Benefit is based on the sum of all Purchase Payments, decreased by withdrawals. See The Contracts – Death Benefits. Any Excess Withdrawals will reduce the sum of all Purchase Payments in the same proportion that the withdrawals reduced the Contract Value under any Death Benefit option in which proportionate withdrawals are in effect. This change has no impact on Death Benefit options in which all withdrawals reduce the Death Benefit calculation on a dollar for dollar basis. The terms of your contract will describe which method is in effect for your contract while this rider is in effect.
The following example demonstrates how a withdrawal will reduce the Death Benefit if both the EGMDB and Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) are in effect when the Contractowner dies. Note that this calculation applies only to the sum of all Purchase Payments calculation and not for purposes of reducing the highest anniversary Contract Value under the EGMDB:
Contract Value before withdrawal $80,000
Guaranteed Annual Income amount $5,000
Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of this prospectus:
a) Contract Value $80,000
b) Sum of Purchase Payments $100,000
c) Highest anniversary Contract Value $150,000
Withdrawal of $9,000 will impact the Death Benefit calculation as follows:
a) $80,000 - $9,000 = $71,000 (reduction $9,000)
b) $100,000 - $5,000 = $95,000 (reduction by the amount of the Guaranteed Annual Income amount)
($95,000 - $5,067 = $89,933 [$95,000 x ($4,000/$75,000) = $5,067] Proportionate reduction of Excess Withdrawal. Total reduction = $10,067.
c) $150,000 - $16,875 = $133,125 [$150,000 x $9,000/$80,000 = $16,875] The entire $9,000 withdrawal reduced the Death Benefit option proportionately. Total reduction = $16,875.
Item c) provides the largest Death Benefit of $133,125.
Lincoln Market SelectSM Advantage
Lincoln Market SelectSM Advantage is a Living Benefit Rider available for purchase, beginning May 16, 2016, that provides:
•	Guaranteed periodic withdrawals up to the Guaranteed Annual Income amount (with certain exceptions listed later, up to the Contractowner's age 80 on qualified contracts and up to the Contractowner's age 95 (or the younger of you and your spouse if the joint life option is elected) for nonqualified contracts) which is based upon a guaranteed Income Base;
•	Lifetime income available through i4LIFE® Advantage or the Guaranteed Annual Income Amount Annuity Payout Option which must be elected by specific ages set forth below;
•	Automatic Annual Step-ups of the Income Base to the Contract Value if the Contract Value is equal to or greater than the Income Base;
•	Age-based increases to the Guaranteed Annual Income amount (after reaching a higher age-band and after an Automatic Annual Step-up).

Please note any withdrawals made prior to age 55 or that exceed the Guaranteed Annual Income amount or that are payable to any assignee or assignee’s bank account are considered Excess Withdrawals. Excess Withdrawals may significantly reduce your Income Base as well as your Guaranteed Annual Income amount by an amount greater than the dollar amount of the Excess Withdrawal, and will terminate the rider if the Income Base if reduced to zero.
In order to purchase Lincoln Market SelectSM Advantage, your Contract Value at the time of election must be at least $25,000. This rider provides guaranteed, periodic withdrawals regardless of the investment performance of the contract, provided certain conditions are met. The Contractowner, Annuitant or Secondary Life may not be changed while this rider is in effect (except if the Secondary Life assumes ownership of the contract upon the death of the Contractowner). If the Contractowner sells or assigns for value the contract other than to the Annuitant, or discounts or pledges it as collateral for a loan or as a security for the performance of an obligation or any other purpose, this rider will terminate.
This rider provides for guaranteed, periodic withdrawals up to the Guaranteed Annual Income amount commencing after the younger of you or your spouse (joint life option) reach age 55. The Guaranteed Annual Income payments are based upon specified percentages of the Income Base, which are age-based and may increase over time. The amount of the Guaranteed Annual Income payment will vary, depending on when you take your first withdrawal. With the single life and joint life options, you may receive guaranteed income payments for life through the election of i4LIFE® Advantage Guaranteed Income Benefit or the Guaranteed Annual Income Amount Annuity Payout Option.
Lincoln New York offers other optional riders available for purchase with its variable annuity contracts. These riders provide different methods to take income from your Contract Value and may provide certain guarantees. There are differences between the riders in the features provided, investment options available, as well as the amount of the charges. In addition, the purchase of one rider may impact the availability of another rider. Not all riders will be available at all times. You may consider purchasing Lincoln Market SelectSM Advantage if you want a guaranteed income payment that may grow as you get older and may increase through the Automatic Annual Step-up. The age at which you may start receiving the Guaranteed Annual Income amount may be different than the ages that you may receive guaranteed payments under other riders. This rider may be more suitable for you than another available Living Benefit Rider if you are willing to exchange a certain amount of guaranteed growth to your Income Base for a more diverse offering of investment options.
Availability. Lincoln Market SelectSM Advantage is available only beginning May 16, 2016, to current Contractowners who have previously purchased a Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk) rider. If you terminate an existing rider to elect Lincoln Market SelectSM Advantage, your new rider will be effective on the next Valuation Date following approval by us.
If Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk) is currently in effect on your contract, and you want to terminate your existing rider and elect Lincoln Market SelectSM Advantage, we are currently waiving the five-year holding period that is required before terminating a rider. Other than the termination of your current rider, and the waiver of the holding period, your contract will not change in any way. Any applicable existing or future surrender charges will continue to apply, as described in your contract and this prospectus. We are doing this as a customer service to you, and there is no financial incentive being provided to you, your registered representative, or to anyone else if you decide to terminate your existing Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk) rider and elect Lincoln Market SelectSM Advantage.
In general, anytime you terminate a rider, you lose all Contract Value provided by that rider. If you decide to drop your Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk) rider and elect Lincoln Market SelectSM Advantage, your current Income Base will terminate without value. In other words, you cannot transfer your current Income Base over to Lincoln Market SelectSM Advantage. Your initial Income Base under Lincoln Market SelectSM Advantage will be equal to the Contract Value on the effective date of the Lincoln Market SelectSM Advantage rider. The Income Base is used to calculate your Guaranteed Annual Income amount and the rider charge. You should carefully compare the features and benefits provided by your existing rider to the features and benefits provided by Lincoln Market SelectSM Advantage before making your decision. Lincoln Market SelectSM Advantage does not include all the same features, and it may not provide the same level of guarantee. For example, Lincoln Market SelectSM Advantage does not offer a 5% Enhancement like both Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and 4LATER® Advantage (Managed Risk). You should also compare the fees and charges of each rider. If you have any questions about terminating your Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk) rider and electing Lincoln Market SelectSM Advantage, you should contact your registered representative or call us at the number listed on the first page of this prospectus.
Lincoln Market SelectSM Advantage is available for purchase with nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant as well as the spouse under the joint life option must be age 85 or younger at the time this rider is elected (age 75 for qualified contracts). You cannot elect this rider and any other Living Benefit Rider or any other annuity payout option offered in your contract at the same time. There is no guarantee that Lincoln Market SelectSM Advantage will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. In addition, we may make different versions of Lincoln Market SelectSM Advantage available to new purchasers.

If you purchase Lincoln Market SelectSM Advantage, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See Investment Requirements for more information.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that.
Income Base. The Income Base is a value used to calculate your Guaranteed Annual Income amount. The Income Base is not available to you as a lump sum withdrawal or a Death Benefit. The initial Income Base will equal the Contract Value on the effective date of the rider. The Income Base is increased by subsequent Purchase Payments and Automatic Annual Step-ups, and decreased by Excess Withdrawals in accordance with the provisions set forth below. The maximum Income Base is $10,000,000. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Rider of all Lincoln New York contracts (or contracts issued by our affiliates) in which your (and/or spouse if joint life option) are the covered lives.
Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payment (not to exceed the maximum Income Base); for example, a $10,000 additional Purchase Payment will increase the Income Base by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss. Excess Withdrawals reduce the Income Base as discussed below. Withdrawals less than or equal to the Guaranteed Annual Income amount will not reduce the Income Base.
Automatic Annual Step-ups of the Income Base. The Income Base will automatically step up to the Contract Value on each Benefit Year anniversary if:
a.	the Contractowner/Annuitant (single life option), or the Contractowner/Annuitant and spouse (joint life option) are still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the rider charge and account fee), plus any Purchase Payments made on that date, is equal to or greater than the Income Base.
The Automatic Annual Step-up is available even in those years when a withdrawal has occurred.
Each time the Income Base is stepped up to the current Contract Value as described above, your charge rate for the rider will be the current charge rate for the rider, not to exceed the guaranteed maximum charge. Therefore, your charge rate for this rider could increase every Benefit Year anniversary. See Charges and Other Deductions – Rider Charges – Lincoln Market SelectSM Advantage Charge.
If your charge rate for this rider is increased upon an Automatic Annual Step-up, you may opt-out of the Automatic Annual Step-up by giving us notice in writing within 30 days after the Benefit Year anniversary if you do not want your charge rate to change. If you opt-out of the step-up, your current charge rate will remain in effect and the Income Base will be returned to the Income Base immediately prior to the step-up, adjusted for additional Purchase Payments or Excess Withdrawals, if any. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you do not want the step-up.
Withdrawal Amount. The Guaranteed Annual Income amount may be withdrawn from the contract each Benefit Year, as long as the Guaranteed Annual Income amount is greater than zero until the last day to elect i4LIFE® Advantage or the Guaranteed Annual Income Amount Annuity Payout Option. At that time, you must elect i4LIFE® Advantage or the Guaranteed Annual Income Amount Annuity Payout Option to receive guaranteed income payments for life. Guaranteed Annual Income withdrawals are available when you (single life option) or the younger of you and your spouse (joint life option) are age 55 or older.
The Guaranteed Annual Income amount is determined by multiplying the Income Base by the applicable rate from one of the tables below. The rate is based on your age and whether the single or joint life option has been elected. Under the joint life option, the age of the younger of you and your spouse will be used. The Guaranteed Annual Income amount will change upon an Automatic Annual Step-up, additional Purchase Payments, and Excess Withdrawals, as described below.
If you take a withdrawal prior to the fifth Benefit Year anniversary (either a Guaranteed Annual Income withdrawal or an Excess Withdrawal), Table A will always be used to determine the Guaranteed Annual Income amount. As long as no withdrawals occur on or after the fifth Benefit Year anniversary, Table B will always be used.
Upon the first Guaranteed Annual Income withdrawal, the Guaranteed Annual Income rate will be based on your age (or the younger of you and your spouse under the joint life option) as of the date of that withdrawal, and thereafter may not change unless an Automatic Annual Step-up occurs.

Age	TABLE A		TABLE B
	Single Life Option	Joint Life Option*	Single Life Option	Joint Life Option*
55 – 58	2.5%	2.5%	3.5%	3.5%
59 – 64	3.0%	3.0%	4.0%	4.0%
65 – 74	4.0%	3.5%	5.0%	4.5%
75 +	4.0%	4.0%	5.0%	5.0%
*For the joint life option, age is based on the younger of you and your spouse.
For example, assume you purchase Lincoln Market SelectSM Advantage (single life option) at age 60, and you take your first withdrawal at age 63. Since the withdrawal occurred prior to the fifth Benefit Year anniversary, Table A will be used to determine the Guaranteed Annual Income percentage for this and all subsequent withdrawals, and the rate for your Guaranteed Annual Income will be 3.0%. If you took your second withdrawal and had an Automatic Annual Step-up at age 70, Table A still applies, and your Guaranteed Annual Income percentage is increased to 4.0%. If you wait to take your first withdrawal on or after the fifth Benefit Year anniversary, Table B will be used to determine the Guaranteed Annual Income percentage for all Guaranteed Annual Income withdrawals.
During the first Benefit Year the Guaranteed Annual Income amount is calculated using the Income Base as of the effective date of the rider. After the first Benefit Year anniversary, the Guaranteed Annual Income amount is calculated using the Income Base on the most recent Benefit Year anniversary. After your first Guaranteed Annual Income withdrawal, the Guaranteed Annual Income percentage will only increase on a Benefit Year anniversary on or after you have reached an applicable higher age band and after there has also been an Automatic Annual Step-up. If you have reached an applicable higher age band and there has not also been a subsequent Automatic Annual Step-up, then the Guaranteed Annual Income percentage will not increase until the next Automatic Annual Step-up occurs. If you do not withdraw the entire Guaranteed Annual Income amount during a Benefit Year, there is no carryover of the remaining amount into the next Benefit Year.
If your Contract Value is reduced to zero for any reason other than for an Excess Withdrawal, withdrawals equal to the Guaranteed Annual Income amount will continue automatically for your life (and your spouse’s life if applicable) under the Guaranteed Annual Income Amount Annuity Payout Option. You may not withdraw the remaining Income Base in a lump sum. You will not be entitled to the Guaranteed Annual Income amount if the Income Base is reduced to zero as a result of an Excess Withdrawal. If either the Contract Value or the Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate.
Withdrawals equal to or less than the Guaranteed Annual Income amount will not reduce the Income Base. All withdrawals you make will decrease the Contract Value. Surrender charges are waived on cumulative withdrawals less than or equal to the Guaranteed Annual Income amount.
The following example shows the calculation of the Guaranteed Annual Income amount using a rate from Table A above and how withdrawals less than or equal to the Guaranteed Annual Income amount impact the Income Base and the Contract Value. The Contractowner is age 70 (4% Guaranteed Annual Income percentage), a withdrawal occurred prior to the fifth Benefit Year anniversary, with a Contract Value of $200,000 on the fifth Benefit Year anniversary:
Contract Value on the Benefit Year anniversary	$200,000
Income Base on the Benefit Year anniversary	$200,000
Initial Guaranteed Annual Income amount on the Benefit Year anniversary ($200,000 x 4%)	$8,000
Contract Value six months after Benefit Year anniversary	$210,000
Income Base six months after Benefit Year anniversary	$200,000
Withdrawal six months after Benefit Year anniversary when Contractowner is still age 70	$8,000
Contract Value after withdrawal ($210,000 - $8,000)	$202,000
Income Base after withdrawal ($200,000 - $0)	$200,000
Contract Value on sixth Benefit Year anniversary	$205,000
Income Base on sixth Benefit Year anniversary	$205,000
Guaranteed Annual Income amount on sixth Benefit Year anniversary ($205,000 x 4%)	$8,200
The Automatic Annual Step-up was available and increased the Income Base to the Contract Value of $205,000. On the sixth Benefit Year anniversary, the Guaranteed Annual Income amount is $8,200 (4% x $205,000).
Purchase Payments added to the contract subsequent to the initial Purchase Payment will increase the Guaranteed Annual Income amount by an amount equal to the applicable Guaranteed Annual Income percentage multiplied by the amount of the subsequent Purchase Payment. For example, assuming a Contractowner is age 70 elected the single life option, waited until after the fifth Benefit Year anniversary to take a withdrawal and has a Guaranteed Annual Income amount of $2,500 (5% of $50,000 Income Base), an additional

Purchase Payment of $10,000 increases the Guaranteed Annual Income amount that Benefit Year to $3,000 ($2,500 + 5% of $10,000). The Guaranteed Annual Income payment amount will be recalculated immediately after a Purchase Payment is added to the contract.
Automatic Annual Step-ups will increase the Income Base and thus the Guaranteed Annual Income amount. The Guaranteed Annual Income amount, after the Income Base is adjusted by an Automatic Annual Step-up, will be equal to the adjusted Income Base multiplied by the applicable Guaranteed Annual Income percentage.
Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Guaranteed Annual Income amount at the time of the withdrawal, or withdrawals made prior to age 55 (younger of you or your spouse for joint life), or withdrawals that are payable to any assignee or assignee’s bank account.
When an Excess Withdrawal occurs:
1.	The Income Base is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Income Base could be more than the dollar amount of the withdrawal; and
2.	The Guaranteed Annual Income amount will be recalculated to equal the applicable Guaranteed Annual Income percentage multiplied by the new (reduced) Income Base (after the proportionate reduction for the Excess Withdrawal).
We will provide you with quarterly statements that will include the Guaranteed Annual Income amount (as adjusted for Guaranteed Annual Income amount payments in a Benefit Year, Excess Withdrawals and additional Purchase Payments) available to you for the Benefit Year, if applicable, in order for you to determine whether a withdrawal may be an Excess Withdrawal. We encourage you to either consult with your registered representative or call us at the number provided in this prospectus if you have any questions about Excess Withdrawals.
The following example demonstrates the impact of an Excess Withdrawal on the Income Base, the Guaranteed Annual Income amount using a percentage from Table B, and the Contract Value under Lincoln Market SelectSM Advantage.
The Contractowner who purchased the rider at age 65 and is now age 70 (single life option) makes a $12,000 withdrawal which causes an $11,816.14 reduction in the Income Base.
Prior to Excess Withdrawal:
Contract Value = $60,000
Income Base = $85,000
Guaranteed Annual Income amount = $4,250 (5% of the Income Base of $85,000)
After a $12,000 withdrawal ($4,250 is within the Guaranteed Annual Income amount, $7,750 is the Excess Withdrawal):
The Contract Value is reduced by the amount of the Guaranteed Annual Income amount of $4,250 and the Income Base is not reduced:
Contract Value = $55,750 ($60,000 - $4,250)
Income Base = $85,000
The Contract Value is also reduced by the $7,750 Excess Withdrawal and the Income Base is reduced by 13.90134%, the same proportion by which the Excess Withdrawal reduced the $55,750 Contract Value ($7,750 / $55,750).
Contract Value = $48,000 ($55,750 - $7,750)
Income Base = $73,183.86 ($85,000 x 13.90134% = $11,816.14; $85,000 - $11,816.14 = $73,183.86)
Guaranteed Annual Income amount = $3,659.19 (5% of $73,183.86 Income Base)
On the following Benefit Year anniversary:
Contract Value = $43,000
Income Base = $73,183.86
Guaranteed Annual Income amount = $3,659.19 (5% x $73,183.86)
In a declining market, Excess Withdrawals may significantly reduce your Income Base as well as your Guaranteed Annual Income amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. If the Income Base is reduced to zero due to an Excess Withdrawal, the rider will terminate. If the Contract Value is reduced to zero due to an Excess Withdrawal, the rider and contract will terminate.
Surrender charges are waived on cumulative withdrawals less than or equal to the Guaranteed Annual Income amount. Excess Withdrawals will be subject to surrender charges unless one of the waivers of surrender charge provisions set forth in this prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $4,250 Guaranteed Annual Income amount is not subject to surrender charges: the $7,750 Excess Withdrawal may be subject to surrender charges according to the surrender charge schedule in this prospectus. See Charges and Other Deductions – Surrender Charge.

Withdrawals from IRA contracts will be treated as within the Guaranteed Annual Income amount (even if they exceed the Guaranteed Annual Income amount) only if the withdrawals are taken as systematic installments of the amount needed to satisfy the required minimum distribution (RMD) rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMD’s to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract; and
3.	No withdrawals other than RMD’s are made within the Benefit Year (except as described in the next paragraph).
If your RMD withdrawals during a Benefit Year are less than the Guaranteed Annual Income amount, an additional amount up to the Guaranteed Annual Income amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Guaranteed Annual Income amount, including amounts attributable to RMDs, will be treated as Excess Withdrawals.
Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters for a discussion of the tax consequences of withdrawals.
Guaranteed Annual Income Amount Annuity Payout Option. If you are required to take annuity payments because you have reached age 80 (qualified contract) or age 95 (younger of your or your spouse for the joint life option) (nonqualified contract) and have not elected i4LIFE® Advantage Guaranteed Income Benefit, you have the option of electing the Guaranteed Annual Income Amount Annuity Payout Option. If the Contract Value is reduced to zero and you have a remaining Income Base, you will receive the Guaranteed Annual Income Amount Annuity Payout Option. If you are receiving the Guaranteed Annual Income Amount Annuity Payout Option, the Beneficiary may be eligible to receive final payment upon death of the single life or surviving joint life. To be eligible the Death Benefit option in effect immediately prior to the effective date of the Guaranteed Annual Income Amount Annuity Payout Option must be one of the following Death Benefits: the Guarantee of Principal Death Benefit or the EGMDB. If the Account Value Death Benefit option is in effect, the Beneficiary will not be eligible to receive the final payment(s).
The Guaranteed Annual Income Amount Annuity Payout Option is an Annuity Payout option under which the Contractowner (and spouse if applicable) will receive annual annuity payments equal to the Guaranteed Annual Income amount for life (this option is different from other Annuity Payout options, including i4LIFE® Advantage, which are based on your Contract Value). Contractowners may decide to choose the Guaranteed Annual Income Amount Annuity Payout Option over i4LIFE® Advantage if they feel this may provide a higher final payment option over time and they may place more importance on this over access to the Account Value. Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Guaranteed Annual Income amount for your life or the life of you and your spouse for the joint life option.
The final payment is a one-time lump-sum payment and will be equal to the sum of all Purchase Payments, decreased by withdrawals. Excess Withdrawals reduce the final payment in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Guaranteed Annual Income amount and payments under the Guaranteed Annual Income Amount Annuity Payout Option will reduce the final payment dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Market SelectSM Advantage has no provision for a payout of the Income Base or any other Death Benefit upon death of the Contractowner or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of Lincoln Market SelectSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life, Lincoln Market SelectSM Advantage will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death). Upon the first death under the joint life option, withdrawals up to the Guaranteed Annual Income amount continue to be available for the life of the surviving spouse. The Automatic Annual Step-up will continue, if applicable, as discussed above. Upon the death of the surviving spouse, Lincoln Market SelectSM Advantage will end and no further Guaranteed Annual Income amounts are available (even if there was an Income Base in effect at the time of the death).
Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. The Death Benefit calculation for certain Death Benefit options in effect prior to the Annuity Commencement Date may change for Contractowners with an active Lincoln Market SelectSM Advantage rider. Certain Death Benefit options provide that all withdrawals reduce the Death Benefit in the same proportion that the withdrawals reduce the Contract Value. If you elect Lincoln Market SelectSM Advantage, withdrawals less than or equal to the Guaranteed Annual Income will reduce the sum of all Purchase Payment amounts on a dollar for dollar basis for purposes of calculating the Death Benefit under the Guarantee of Principal Death Benefit. The same also applies to the EGMDB rider if the Death Benefit is based on the sum of all Purchase Payments, decreased by withdrawals. See The Contracts – Death Benefits. Any Excess

Withdrawals will reduce the sum of all Purchase Payments in the same proportion that the withdrawals reduced the Contract Value under any Death Benefit option in which proportionate withdrawals are in effect.
The following example demonstrates how a withdrawal will reduce the Death Benefit if both the EGMDB and Lincoln Market SelectSM Advantage are in effect when the Contractowner dies. Note that this calculation applies only to the sum of all Purchase Payments calculation and not for purposes of reducing the highest anniversary Contract Value under the EGMDB:
Contract Value before withdrawal $80,000
Guaranteed Annual Income amount $5,000
Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of this prospectus:
a) Contract Value $80,000
b) Sum of Purchase Payments $100,000
c) Highest anniversary Contract Value $150,000
Withdrawal of $9,000 will impact the Death Benefit calculation as follows:
a) $80,000 - $9,000 = $71,000 (reduction $9,000)
b) $100,000 - $5,000 = $95,000 (reduction by the amount of the Guaranteed Annual Income amount)
($95,000 - $5,067 = $89,933 [$95,000 x ($4,000 / $75,000) = $5,067] Proportional reduction of Excess Withdrawal. Total reduction = $10,067.
c)$150,000 - $16,875 = $133,125 [$150,000 x ($9,000 / $80,000) = $16,875]. The entire $9,000 withdrawal reduced the Death Benefit option proportionally. Total reduction = $16,875.
Item c) provides the largest Death Benefit of $133,125.
Termination. After the fifth Benefit Year anniversary, the Contractowner may terminate the rider by notifying us in writing of the request to terminate or by failing to adhere to Investment Requirements. Lincoln Market SelectSM Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Annual Income Amount Annuity Payout Option will continue if applicable);
•	upon death under the single life option or the death of the surviving spouse under the joint life option;
•	when the Guaranteed Annual Income amount or Contract Value is reduced to zero due to an Excess Withdrawal;
•	if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree;
•	on the final day of the Contractowner's eligibility to elect i4LIFE® Advantage Guaranteed Income Benefit or the Guaranteed Annual Income Amount Annuity Payout option; or
•	upon surrender or termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Income Base. Upon effective termination of this rider, the benefit and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit option. i4LIFE® Advantage is an optional Annuity Payout rider that provides periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a Death Benefit during the Access Period. A minimum payout floor, called the Guaranteed Income Benefit, is also available for election at the time you elect i4LIFE® Advantage. You cannot have both i4LIFE® Advantage and Lincoln Market SelectSM Advantage in effect on your contract at the same time.
Contractowners with an active Lincoln Market SelectSM Advantage may decide to terminate their rider and elect i4LIFE® Advantage Guaranteed Income Benefit (version 4) prior to the Annuity Commencement Date, according to the provisions outlined below. This decision must be made by the maximum age to elect i4LIFE® Advantage, which is age 95 for nonqualified contracts and age 80 for qualified contracts.
If you have the Lincoln Market SelectSM Advantage single life option and choose to terminate your rider, you must purchase i4LIFE® Advantage Guaranteed Income Benefit (version 4) single life option. If you have the Lincoln Market SelectSM Advantage joint life option and choose to terminate your rider, you must purchase i4LIFE® Advantage Guaranteed Income Benefit (version 4) joint life option. These requirements are specifically listed in the Guaranteed Income Benefit with i4LIFE® Advantage section of this prospectus under Impacts to i4LIFE® Advantage Regular Income Payments.
For nonqualified contracts, the Contractowner must elect the levelized option for Regular Income Payments. While i4LIFE® Advantage Guaranteed Income Benefit (version 4) is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period.

When deciding whether to terminate Lincoln Market SelectSM Advantage and purchase i4LIFE® Advantage Guaranteed Income Benefit (version 4), you should consider that depending on a person’s age and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Guaranteed Annual Income amounts under Lincoln Market SelectSM Advantage. You should consider electing i4LIFE® Advantage when you are ready to immediately start receiving i4LIFE® Advantage payments, whereas with Lincoln Market SelectSM Advantage, you may defer taking withdrawals until a later date. Payments from a nonqualified contract that a person receives under the i4LIFE® Advantage rider are treated as “amounts received as an annuity” under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an “exclusion ratio” as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income rates), and the remainder is treated as a nontaxable return of Purchase Payments. In contrast, withdrawals under Lincoln Market SelectSM Advantage are not treated as amounts received as an annuity because they occur prior to the annuity starting date. As a result, such withdrawals are treated first as a return of any existing gain in the contract (which is the measure of the extent to which the Contract Value exceeds Purchase Payments), and then as a nontaxable return of Purchase Payments.
Lincoln Lifetime IncomeSM Advantage
The Lincoln Lifetime IncomeSM Advantage rider is no longer available for purchase.
The Lincoln Lifetime IncomeSM Advantage rider provides minimum, guaranteed, periodic withdrawals for your life as Contractowner/Annuitant regardless of the investment performance of the contract, provided that certain conditions are met. A minimum guaranteed amount (Guaranteed Amount) is used to calculate the periodic withdrawals from your contract, but is not available as a separate benefit upon death or surrender. The Guaranteed Amount is equal to the initial Purchase Payment (or Contract Value if elected after contract issue) increased by subsequent Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and the step-up to 200% of the initial Guaranteed Amount (if applicable to your contract) and decreased by withdrawals in accordance with the provisions set forth below. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. No additional Purchase Payments are allowed if the Contract Value decreases to zero for any reason.
This rider provides annual withdrawals of 5% of the initial Guaranteed Amount called Maximum Annual Withdrawal amounts. You may receive Maximum Annual Withdrawal amounts for your lifetime. Withdrawals in excess of the Maximum Annual Withdrawal amount may significantly reduce your Maximum Annual Withdrawal amount. Withdrawals will also negatively impact the availability of the 5% Enhancement and the 200% step-up (if applicable to your contract). These options are discussed below in detail.
If you purchased the Lincoln Lifetime IncomeSM Advantage rider, you are limited in how you can invest in the Subaccounts in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See The Contracts – Investment Requirements.
Lincoln New York offers other optional riders available for purchase with its variable annuity contracts. These riders provide different methods to take income from your Contract Value and may provide certain guarantees. These riders are fully discussed in this prospectus. There are differences between the riders in the features provided as well as the charge structure. In addition, the purchase of one rider may impact the availability of another rider. Information about the relationship between Lincoln Lifetime IncomeSM Advantage and these other riders is included later in this prospectus (See i4LIFE® Advantage option.) Not all riders will be available at all times.
We have designed the rider to protect you from outliving your Contract Value. If the rider terminates or you die before your Contract Value is reduced to zero, neither you nor your estate will receive any lifetime withdrawals from us under the rider. We limit your withdrawals to the Maximum Annual Withdrawal amount and impose Investment Requirements in order to minimize the risk that your Contract Value will be reduced to zero before your death.
If the rider was elected at contract issue, then it became effective on the contract’s effective date. If it was elected after the contract was issued then it became effective on the next Valuation Date following approval by us. You cannot simultaneously elect Lincoln Lifetime IncomeSM Advantage with any other Living Benefit Rider.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that.
Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when you elect the rider. If you elected the rider at the time you purchased the contract, the initial Guaranteed Amount equals your initial Purchase Payment . If you elected the rider after we issued the contract, the initial Guaranteed Amount equals the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $10,000,000. This maximum takes into consideration the total guaranteed amounts under the Living Benefit Riders from all Lincoln New York contracts (or contracts issued by our affiliates) in which you are the covered life.
Additional Purchase Payments automatically increase the Guaranteed Amount by the amount of the Purchase Payment (not to exceed the maximum Guaranteed Amount); for example, a $10,000 additional Purchase Payment will increase the Guaranteed Amount by

$10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000, the charge for Lincoln Lifetime IncomeSM Advantage will change to the then current charge in effect on the next Benefit Year anniversary. The charge will never exceed the guaranteed maximum annual charge. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason including market loss.
The following example demonstrates the impact of additional Purchase Payments on the Lincoln Lifetime IncomeSM Advantage charge:
Initial Purchase Payment	$100,000
Additional Purchase Payment in Year 2	$95,000	No change to charge
Additional Purchase Payment in Year 3	$50,000	Charge will be the then current charge
Additional Purchase Payment in Year 4	$25,000	Charge will be the then current charge
Each withdrawal reduces the Guaranteed Amount as discussed below.
Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional Purchase Payments, Automatic Annual Step-ups, 5% Enhancements and the 200% step-up (if applicable to your contract) are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount. In addition, the charge rate may change when cumulative Purchase Payments exceed $100,000 and also when Automatic Annual Step-ups occur as discussed below. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge.
5% Enhancement to the Guaranteed Amount. On each Benefit Year anniversary, the Guaranteed Amount, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5% if the Contractowner/Annuitant is under 86 and the rider is within the 10 year period described below. Additional Purchase Payments must be invested in the contract at least one Benefit Year before the 5% Enhancement will be made on the portion of the Guaranteed Amount equal to that Purchase Payment . Any Purchase Payments made within the first 90 days after the effective date of the rider will be included in the Guaranteed Amount for purposes of receiving the 5% Enhancement on the first Benefit Year anniversary.
Note: The 5% Enhancement is not available in any Benefit Year there is a withdrawal from Contract Value including a Maximum Annual Withdrawal amount. A 5% Enhancement will occur in subsequent years after a withdrawal only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next year, the enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Guaranteed Amount:
Initial Purchase Payment = $100,000; Guaranteed Amount = $100,000
Additional Purchase Payment on day 30 = $15,000; Guaranteed Amount = $115,000
Additional Purchase Payment on day 95 = $10,000; Guaranteed Amount = $125,000
On the first Benefit Year anniversary, the Guaranteed Amount is $130,750 ($115,000 x 1.05 = $120,750 + $10,000). The $10,000 Purchase Payment on day 95 is not eligible for the 5% Enhancement until the second Benefit Year anniversary.
The 5% Enhancement will be in effect for 10 years from the effective date of the rider. The 5% Enhancement will cease upon the death of the Contractowner/Annuitant or when the Contractowner/Annuitant reaches age 86. A new 10-year period will begin each time an Automatic Annual Step-up to the Contract Value occurs as described below. As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Guaranteed Amount, you will not receive the 5% Enhancement. The 5% Enhancement cannot increase the Guaranteed Amount above the maximum Guaranteed Amount of $10,000,000. For riders purchased prior to January 20, 2009, the 5% Enhancement will be in effect for 15 years from the effective date of the rider, and a new 15-year period will begin following each Automatic Annual Step-up.
The 5% Enhancement will not occur on any Benefit Year anniversary in which there is a withdrawal, including a Maximum Annual Withdrawal amount, from the contract during the preceding Benefit Year. The 5% Enhancement will occur on the following Benefit Year anniversary if no other withdrawals are made from the contract and the rider is within the 10-year period.
An example of the impact of a withdrawal on the 5% Enhancement is included in the Withdrawals section below.
If your Guaranteed Amount is increased by the 5% Enhancement on the Benefit Year anniversary, your charge rate for the rider will not change. However, the amount you pay for the rider will increase since the charge for the rider is based on the Guaranteed Amount. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge.
Automatic Annual Step-ups of the Guaranteed Amount. The Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary if:

a.	the Contractowner/Annuitant is still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary is greater than the Guaranteed Amount after the 5% Enhancement (if any) or 200% step-up (if any, as described below).
Each time the Guaranteed Amount is stepped up to the current Contract Value as described above, your charge rate for the rider will be the current charge rate for the rider, not to exceed the guaranteed maximum charge. Therefore, your charge rate for this rider could increase every Benefit Year anniversary. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge.
If your rider charge rate is increased upon an Automatic Annual Step-up, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your charge rate for the rider to change. This opt out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you do not want the step-up. If you decline the Automatic Annual Step-up, you will receive the 200% step-up (if you are eligible as described below) or the 5% Enhancement (if you are eligible as specified above); however, a new 10-year period for 5% Enhancements will not begin. You may not decline the Automatic Annual Step-up, if applicable, if your additional Purchase Payments would cause your charge to increase. See the earlier Guaranteed Amount section.
Following is an example of how the Automatic Annual Step-ups and the 5% Enhancement will work (assuming no withdrawals or additional Purchase Payments and issue age above 59½ (single life) or 65 (joint life)):
	Contract Value	Guaranteed Amount	Potential for Charge to Change	Length of 5% Enhancement Period
Initial Purchase Payment $50,000	$50,000	$50,000	No	10
1st Benefit Year anniversary	$54,000	$54,000	Yes	10
2nd Benefit Year anniversary	$53,900	$56,700	No	9
3rd Benefit Year anniversary	$57,000	$59,535	No	8
4th Benefit Year anniversary	$64,000	$64,000	Yes	10
On the first Benefit Year anniversary, the Automatic Annual Step-up increased the Guaranteed Amount to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the second Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the third Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the fourth Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535) and a new 10-year Enhancement Period began.
An Automatic Annual Step-up cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.
Step-up to 200% of the initial Guaranteed Amount. If you purchased Lincoln Lifetime IncomeSM Advantage on or after October 5, 2009, the 200% step-up will not be available. On the later of the tenth Benefit Year anniversary or the Benefit Year anniversary after you reach age 75, we will step-up your Guaranteed Amount to 200% of your initial Guaranteed Amount (plus any Purchase Payments made within 90 days of rider election), less any withdrawals, if this would increase your Guaranteed Amount to an amount higher than that provided by the 5% Enhancement or the Automatic Annual Step-up for that year, if applicable. (You will not also receive the 5% Enhancement or Automatic Annual Step-up if the 200% step-up applies.) (The 200% step-up will occur on the 10th Benefit Year anniversary if you purchased the rider prior to January 20, 2009.) This step-up will not occur if:
1.	an Excess Withdrawal (defined below) has occurred; or
2.	cumulative withdrawals totaling more than 10% of the initial Guaranteed Amount (plus Purchase Payments within 90 days of rider election) have been made (even if these withdrawals were within the Maximum Annual Withdrawal amount).
For example, assume the initial Guaranteed Amount is $200,000. A $10,000 Maximum Annual Withdrawal was made at age 69 and at age 70. If one more $10,000 Maximum Annual Withdrawal was made at age 71, the step-up would not be available since withdrawals cannot exceed $20,000 (10% of $200,000).
This step-up is only available one time and it will not occur if, on the applicable Benefit Year anniversary, your Guaranteed Amount exceeds 200% of your initial Guaranteed Amount (plus Purchase Payments within 90 days of rider election). Required minimum distributions (RMDs) from qualified contracts may adversely impact this benefit because you may have to withdraw more than 10% of your initial Guaranteed Amount. See the terms governing RMDs in the Maximum Annual Withdrawal Amount section below.
This step-up will not cause a change to the charge rate for your rider. However, the amount you pay for the rider will increase since the charge is based on the Guaranteed Amount. See Charges and Other Deductions – Rider Charges – Lincoln Lifetime IncomeSM Advantage Charge.
The following example demonstrates the impact of this step-up on the Guaranteed Amount:

Initial Purchase Payment at age 65 = $200,000; Guaranteed Amount =$200,000; Maximum Annual Withdrawal amount = $10,000.
After ten years, at age 75, the Guaranteed Amount is $272,339 (after applicable 5% Enhancements and two $10,000 Maximum Annual Withdrawal Amounts) and the Contract Value is $250,000. Since the Guaranteed Amount is less than $360,000 ($200,000 initial Guaranteed Amount reduced by the two $10,000 withdrawals x 200%), the Guaranteed Amount is increased to $360,000.
The 200% step-up (if applicable to your contract) cannot increase the Guaranteed Amount beyond the maximum Guaranteed Amount of $10,000,000.
Maximum Annual Withdrawal Amount. You may make periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year for your lifetime as long as your Maximum Annual Withdrawal amount is greater than zero.
On the effective date of the rider, the Maximum Annual Withdrawal amount is equal to 5% of the initial Guaranteed Amount. If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue automatically for your life under the Maximum Annual Withdrawal Amount Annuity Payment Option (discussed later). You may not withdraw the remaining Guaranteed Amount in a lump sum.
Note: if any withdrawal is made, the 5% Enhancement is not available during that Benefit Year. Withdrawals may also negatively impact the 200% step-up (see above).
The tax consequences of withdrawals are discussed in Federal Tax Matters section of this prospectus.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value.
The Maximum Annual Withdrawal amount is increased by 5% of any additional Purchase Payments. For example, if the Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made , the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000).
5% Enhancements, Automatic Annual Step-ups and the 200% step-up (if applicable to your contract) will cause a recalculation of the eligible Maximum Annual Withdrawal amount to the greater of:
a.	the Maximum Annual Withdrawal amount immediately prior to the 5% Enhancement, Automatic Annual Step-up or 200% step-up; or
b.	5% of the Guaranteed Amount on the Benefit Year anniversary.
See the chart below for examples of the recalculation.
The Maximum Annual Withdrawal amount from both Lincoln Lifetime IncomeSM Advantage and Lincoln SmartSecurity® Advantage under all Lincoln New York contracts (or contracts issued by our affiliates) applicable to you can never exceed 5% of the maximum Guaranteed Amount.
Withdrawals. If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:
1.	the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis, and
2.	the Maximum Annual Withdrawal amount will remain the same.
The following example illustrates the impact of Maximum Annual Withdrawals on the Guaranteed Amount and the recalculation of the Maximum Annual Withdrawal amount (assuming no additional Purchase Payments and issue age above 59½ (single life) or 65 (joint life)):
	Contract Value	Guaranteed Amount	Maximum Annual Withdrawal Amount
Initial Purchase Payment $50,000	$50,000	$50,000	$2,500
1st Benefit Year anniversary	$54,000	$54,000	$2,700
2nd Benefit Year anniversary	$51,000	$51,300	$2,700
3rd Benefit Year anniversary	$57,000	$57,000	$2,850
4th Benefit Year anniversary	$64,000	$64,000	$3,200
The initial Maximum Annual Withdrawal amount is equal to 5% of the Guaranteed Amount. Since withdrawals occurred each year (even withdrawals within the Maximum Annual Withdrawal amount), the 5% Enhancement of the Guaranteed Amount was not available. However, each year the Automatic Annual Step-up occurred (first, third and fourth anniversaries), the Maximum Annual Withdrawal amount was recalculated to 5% of the current Guaranteed Amount.

Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges. Withdrawals from Individual Retirement Annuity contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in systematic installments of the amount needed to satisfy the RMD rules under Internal Revenue Code Section 401(a)(9). In addition, in order for this exception for RMDs to apply, the following must occur:
1.	Lincoln’s automatic withdrawal service is used to calculate and pay the RMD;
2.	The RMD calculation must be based only on the value in this contract; and
3.	No withdrawals other than RMDs are made within that Benefit Year (except as described in next paragraph).
If your RMD withdrawals during a Benefit Year are less than the Maximum Annual Withdrawal amount, an additional amount up to the Maximum Annual Withdrawal amount may be withdrawn and will not be subject to surrender charges. If a withdrawal, other than an RMD is made during the Benefit Year, then all amounts withdrawn in excess of the Maximum Annual Withdrawal amount, including amounts attributed to RMDs, will be treated as Excess Withdrawals (see below).
Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters.
Excess Withdrawals. Excess Withdrawals are the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) that exceed the Maximum Annual Withdrawal amount. When Excess Withdrawals occur:
1.	The Guaranteed Amount is reduced by the same proportion that the Excess Withdrawal reduces the Contract Value. This means that the reduction in the Guaranteed Amount could be more than a dollar-for-dollar reduction.
2.	The Maximum Annual Withdrawal amount will be immediately recalculated to 5% of the new (reduced) Guaranteed Amount (after the proportionate reduction for the Excess Withdrawal); and
3.	The 200% step-up will never occur.
The following example demonstrates the impact of an Excess Withdrawal on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $12,000 withdrawal caused a $15,182 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal amount = $5,000 (5% of the initial Guaranteed Amount of $100,000)
After a $12,000 Withdrawal ($5,000 is within the Maximum Annual Withdrawal amount, $7,000 is the Excess Withdrawal):
The Contract Value and Guaranteed Amount are reduced dollar for dollar for the Maximum Annual Withdrawal amount of $5,000:
Contract Value = $55,000
Guaranteed Amount = $80,000
The Contract Value is reduced by the $7,000 Excess Withdrawal and the Guaranteed Amount is reduced by 12.73%, the same proportion that the Excess Withdrawal reduced the $55,000 Contract Value ($7,000 / $55,000)
Contract Value = $48,000
Guaranteed Amount = $69,818 ($80,000 x 12.73% = $10,182; $80,000 - $10,182 = $69,818)
Maximum Annual Withdrawal amount = $3,491 (5% of $69,818)
In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce or deplete your Maximum Annual Withdrawal amount. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value.
Excess Withdrawals will be subject to surrender charges unless one of the waiver of surrender charge provisions set forth in your prospectus is applicable. Continuing with the prior example of the $12,000 withdrawal: the $5,000 Maximum Annual Withdrawal amount is not subject to surrender charges; the $7,000 Excess Withdrawal may be subject to surrender charges. See Charges and Other Deductions - Surrender Charge.
Maximum Annual Withdrawal Amount Annuity Payout Option. If you are required to annuitize your Maximum Annual Withdrawal amount because you have reached the maturity date of the contract, the Maximum Annual Withdrawal Amount Annuity Payout Option is available.

The Maximum Annual Withdrawal Amount Annuity Payout Option is a fixed annuitization in which the Contractowner will receive annual annuity payments equal to the Maximum Annual Withdrawal amount for life (this option is different from other annuity payment options discussed in your prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount for your life.
If the Contract Value is zero and you have a remaining Maximum Annual Withdrawal amount, you will receive the Maximum Annual Withdrawal Amount Annuity Payment Option.
If you are receiving the Maximum Annual Withdrawal Amount Annuity Payout Option, your Beneficiary may be eligible for a final payment upon your death. To be eligible the Death Benefit option in effect immediately prior to the exercise of the Maximum Annual Withdrawal Amount Annuity Payout Option must not be the Account Value Death Benefit.
The final payment is equal to the sum of all Purchase Payments, decreased by withdrawals in the same proportion as the withdrawals reduce the Contract Value; withdrawals less than or equal to the Maximum Annual Withdrawal amount and payments under the Maximum Annual Withdrawal Annuity Payout Option will reduce the sum of the Purchase Payments dollar for dollar.
Death Prior to the Annuity Commencement Date. Lincoln Lifetime IncomeSM Advantage has no provision for a payout of the Guaranteed Amount or any other Death Benefit upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in the Death Benefit section of this prospectus) will be in effect. Election of Lincoln Lifetime IncomeSM Advantage does not impact the Death Benefit options available for purchase with your annuity contract except as described below in Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the Contractowner/Annuitant, Lincoln Lifetime IncomeSM Advantage will end and no further Maximum Annual Withdrawal amounts are available (even if there was a Guaranteed Amount in effect at the time of the death). If the Beneficiary elects to continue the contract after the death of the Contractowner/Annuitant (through a separate provision of the contract), the Beneficiary may purchase a new Living Benefit Rider if available under the terms and charge in effect at the time of the new purchase. There is no carryover of the Guaranteed Amount.
Termination. After the seventh anniversary of the effective date of the rider, the Contractowner may terminate the rider by notifying us in writing. Lincoln Lifetime IncomeSM Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Maximum Annual Withdrawal Amount Annuity Payment Option will continue if applicable);
•	if the Contractowner or Annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral;
•	on the date the Contractowner is changed pursuant to an enforceable divorce agreement or decree;
•	upon the death of the Contractowner/Annuitant;
•	when the Maximum Annual Withdrawal amount is reduced to zero; or
•	upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.
If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available at the time for purchase.
i4LIFE® Advantage Option. i4LIFE® Advantage is an Annuity Payout option, available for purchase at an additional charge, that provides periodic Regular Income Payments for life, the ability to make withdrawals during a defined period of time (the Access Period) and a Death Benefit during the Access Period. This rider is available after the contract's effective date. A minimum payout floor, called the Guaranteed Income Benefit, is also available for purchase at the time you elect i4LIFE® Advantage. Depending on a person's age and the selected length of the Access Period, i4LIFE® Advantage may provide a higher payout than the Maximum Annual Withdrawal amounts under Lincoln Lifetime IncomeSM Advantage. You cannot have both i4LIFE® Advantage and Lincoln Lifetime IncomeSM Advantage in effect on your contract at the same time.
Contractowners with an active Lincoln Lifetime IncomeSM Advantage may decide to terminate Lincoln Lifetime IncomeSM Advantage and purchase i4LIFE® Advantage since i4LIFE® Advantage provides a different income stream. If this decision is made, the Contractowner can use any remaining Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE® Advantage. Owners of the Lincoln Lifetime IncomeSM Advantage rider are guaranteed the ability to purchase i4LIFE® Advantage Guaranteed Income Benefit in the future even if it is no longer generally available for purchase. Owners of Lincoln Lifetime IncomeSM Advantage are also guaranteed that the annuity factors that are used to calculate the initial Guaranteed Income Benefit under i4LIFE® Advantage will be the annuity factors in effect as of the day they purchased Lincoln Lifetime IncomeSM Advantage. In addition, owners of Lincoln Lifetime IncomeSM Advantage may in the future purchase the Guaranteed Income Benefit at or below the guaranteed maximum charge that is in effect on the date that they purchase Lincoln Lifetime IncomeSM Advantage.

i4LIFE® Advantage Guaranteed Income Benefit for Lincoln Lifetime IncomeSM Advantage purchasers must be elected before the Annuity Commencement Date and by age 99 for nonqualified contracts or age 85 for qualified contracts. See i4LIFE® Advantage Guaranteed Income Benefit sections of this prospectus. The charges for these benefits will be the current charge for new purchasers in effect for the i4LIFE® Advantage and the current Guaranteed Income Benefit charge in effect for prior purchasers of Lincoln Lifetime IncomeSM Advantage at the time of election of these benefits. If you use your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE® Advantage and the Guaranteed Income Benefit in effect for at least 3 years.
Below is an example of how the Guaranteed Amount from Lincoln Lifetime IncomeSM Advantage is used to establish the Guaranteed Income Benefit with i4LIFE® Advantage.
Prior to i4LIFE® Advantage election:
Contract Value = $100,000
Guaranteed Amount = $150,000
After i4LIFE®Advantage election:
Regular Income Payment = $6,700 per year = Contract Value divided by the i4LIFE® Advantage annuity factor
Guaranteed Income Benefit = $7,537.50 per year = Guaranteed Amount divided by Guaranteed Income Benefit Table factor applicable to owners of the Lincoln Lifetime IncomeSM Advantage rider.
Impact to Withdrawal Calculations of Death Benefits before the Annuity Commencement Date. The Death Benefit calculation for certain Death Benefit options in effect prior to the Annuity Commencement Date may change for Contractowners with an active Lincoln Lifetime IncomeSM Advantage. Certain Death Benefit options provide that all withdrawals reduce the Death Benefit in the same proportion that the withdrawals reduce the Contract Value. If you elect Lincoln Lifetime IncomeSM Advantage, withdrawals less than or equal to the Maximum Annual Withdrawal amount will reduce the sum of all Purchase Payments option of the Death Benefit on a dollar for dollar basis. This applies to the Guarantee of Principal Death Benefit, and only the sum of all Purchase Payments alternative of the Enhanced Guaranteed Minimum Death Benefit, whichever is in effect. See The Contracts – Death Benefits. Any Excess Withdrawals will reduce the sum of all Purchase Payments in the same proportion that the withdrawals reduced the Contract Value under any Death Benefit option in which proportionate withdrawals are in effect. This change has no impact on Death Benefit options in which all withdrawals reduce the Death Benefit calculation on a dollar for dollar basis. The terms of your contract will describe which method is in effect for your contract.
The following example demonstrates how a withdrawal will reduce the Death Benefit if both the Enhanced Guaranteed Minimum Death Benefit (EGMDB) and Lincoln Lifetime IncomeSM Advantage are in effect when the Contractowner dies. Note that this calculation applies only to the sum of all Purchase Payments calculation and not for purposes of reducing the highest anniversary Contract Value under the EGMDB:
Contract Value before withdrawal $80,000
Maximum Annual Withdrawal Amount $ 5,000
Enhanced Guaranteed Minimum Death Benefit (EGMDB) values before withdrawal is the greatest of a), b), or c) described in detail in the EGMDB section of this prospectus:
a)	Contract Value $80,000
b)	Sum of Purchase Payments $100,000
c)	Highest anniversary Contract Value $150,000
Withdrawal of $9,000 will impact the Death Benefit calculations as follows:
a)	$80,000 - $9,000 = $71,000 (Reduction $9,000)
b)	$100,000 - $5,000 = $95,000 (dollar for dollar reduction of Maximum Annual Withdrawal amount)
$95,000 - $5,067 = $89,933 [$95,000 x ($4,000/$75,000) = $5,067] Proportionate reduction of Excess Withdrawal. Total reduction = $10,067.
c)	$150,000 - $16,875 = $133,125 [$150,000 x $9,000/$80,000 = $16,875] The entire $9,000 withdrawal reduces the Death Benefit option proportionately. Total reduction = $16,875.
Item c) provides the largest Death Benefit of $133,125.
Lincoln SmartSecurity® Advantage
The Lincoln SmartSecurity® Advantage rider is no longer available for purchase.

This benefit provides a minimum guaranteed amount (Guaranteed Amount) that you will be able to withdraw, in installments, from your contract. The Guaranteed Amount is equal to the initial Purchase Payment (or Contract Value if elected after contract issue) adjusted for subsequent Purchase Payments, step-ups and withdrawals in accordance with the provisions set forth below. There are two options that step-up the Guaranteed Amount to a higher level (the Contract Value at the time of the step-up):
Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up or
Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up, the Contractowner has the option to step-up the Guaranteed Amount after five years. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value, if higher, on each Benefit Year anniversary through the tenth anniversary. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up, the Contractowner can also initiate additional 10-year periods of automatic step-ups.
You may access this Guaranteed Amount through periodic withdrawals which are based on a percentage of the Guaranteed Amount. With the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single life or joint life options, you also have the option to receive periodic withdrawals for your lifetime or for the lifetimes of you and your spouse. These options are discussed below in detail.
If you purchased this rider, you are limited in how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements.
Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that. If the Contractowner elects to step-up the Guaranteed Amount (this does not include Automatic Annual Step-ups within a 10-year period), the Benefit Year will begin on the effective date of the step-up and each anniversary of the effective date of the step-up after that. The step-up will be effective on the next Valuation Date after notice of the step-up is approved by us.
Guaranteed Amount. The Guaranteed Amount is a value used to calculate your withdrawal benefit under this rider. The Guaranteed Amount is not available to you as a lump sum withdrawal or a Death Benefit. The initial Guaranteed Amount varies based on when and how you elect the benefit. If you elected the benefit at the time you purchased the contract, the Guaranteed Amount equals your initial Purchase Payment. If you elected the benefit after we issued the contract, the Guaranteed Amount equals the Contract Value on the effective date of the rider. The maximum Guaranteed Amount is $5,000,000 under Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option and $10,000,000 for Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option. This maximum takes into consideration the combined guaranteed amounts under the Living Benefit Riders of all Lincoln New York contracts (or contracts issued by our affiliates) in which you (and/or spouse if joint life option) are the covered lives.
Additional Purchase Payments automatically increase the Guaranteed Amount by the amount of the Purchase Payment (not to exceed the maximum); for example, a $10,000 additional Purchase Payment will increase the Guaranteed Amount by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero.
Each withdrawal reduces the Guaranteed Amount as discussed below.
Since the charge for the rider is based on the Guaranteed Amount, the cost of the rider increases when additional Purchase Payments and step-ups are made, and the cost decreases as withdrawals are made because these transactions all adjust the Guaranteed Amount.
Step-ups of the Guaranteed Amount. Under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, the Guaranteed Amount will automatically step-up to the Contract Value on each Benefit Year anniversary up to and including the tenth Benefit Year if:
a.	the Contractowner or joint owner is still living; and
b.	the Contract Value as of the Valuation Date, after the deduction of any withdrawals (including surrender charges and Interest Adjustments), the rider charge and account fee plus any Purchase Payments made on that date is greater than the Guaranteed Amount immediately preceding the Valuation Date.
After the tenth Benefit Year anniversary, you may initiate another 10-year period of automatic step-ups by electing (in writing) to step-up the Guaranteed Amount to the greater of the Contract Value or the current Guaranteed Amount if:
a.	each Contractowner and Annuitant is under age 81; and
b.	the Contractowner or joint owner is still living.
If you choose, we will administer this election for you automatically, so that a new 10-year period of step-ups will begin at the end of each prior 10-year step-up period.

Following is an example of how the step-ups work in the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Guaranteed Amount
Initial Purchase Payment $50,000	$50,000	$50,000
1st Benefit Year anniversary	$54,000	$54,000
2nd Benefit Year anniversary	$53,900	$54,000
3rd Benefit Year anniversary	$57,000	$57,000
Annual step-ups, if the conditions are met, will continue until (and including) the tenth Benefit Year anniversary. If you had elected to have the next 10-year period of step-ups begin automatically after the prior 10-year period, annual step-ups, if conditions are met, will continue beginning on the eleventh Benefit Year anniversary.
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, after the fifth anniversary of the rider, you may elect (in writing) to step-up the Guaranteed Amount to an amount equal to the Contract Value on the effective date of the step-up. Additional step-ups are permitted, but you must wait at least 5 years between each step-up.
Under both the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up and the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up options, Contractowner elected step-ups (other than automatic step-ups) will be effective on the next Valuation Date after we receive your request and a new Benefit Year will begin. Purchase Payments and withdrawals made after a step-up adjust the Guaranteed Amount. In the future, we may limit your right to step-up the Guaranteed Amount to your Benefit Year anniversary dates. All step-ups are subject to the maximum Guaranteed Amount.
A Contractowner elected step-up (including Contractowner step-ups that we administer for you to begin a new 10-year step-up period) may cause a change in the charge rate for this benefit. There is no change in the charge rate when automatic, annual step-ups occur during a 10-year period. See Charges and Other Deductions – Rider Charges – Lincoln SmartSecurity® Advantage Charge.
Withdrawals. You will have access to your Guaranteed Amount through periodic withdrawals up to the Maximum Annual Withdrawal amount each Benefit Year until the Guaranteed Amount equals zero.
On the effective date of the rider, the Maximum Annual Withdrawal amount is:
•	7% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option; and
•	5% of the Guaranteed Amount under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option.
If you do not withdraw the entire Maximum Annual Withdrawal amount during a Benefit Year, there is no carryover of the extra amount into the next Benefit Year. The Maximum Annual Withdrawal amount is increased by 7% or 5% (depending on your option) of any additional Purchase Payments. For example, if the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option with a Maximum Annual Withdrawal amount of $2,500 (5% of $50,000 Guaranteed Amount) is in effect and an additional Purchase Payment of $10,000 is made the new Maximum Annual Withdrawal amount is $3,000 ($2,500 + 5% of $10,000). Step-ups of the Guaranteed Amount (both automatic step-ups and step-ups elected by you) will step-up the Maximum Annual Withdrawal amount to the greater of:
a.	the Maximum Annual Withdrawal amount immediately prior to the step-up; or
b.	7% or 5% (depending on your option) of the new (stepped-up) Guaranteed Amount.
If the cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) are within the Maximum Annual Withdrawal amount, then:
1.	the withdrawal will reduce the Guaranteed Amount by the amount of the withdrawal on a dollar-for-dollar basis; and
2.	the Maximum Annual Withdrawal amount will remain the same.
Withdrawals within the Maximum Annual Withdrawal amount are not subject to surrender charges or the Interest Adjustment on the amount withdrawn from the fixed account, if applicable. See The Contracts - Fixed Side of the Contract. If the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option is in effect, withdrawals from IRA contracts will be treated as within the Maximum Annual Withdrawal amount (even if they exceed the 5% Maximum Annual Withdrawal amount) only if the withdrawals are taken in the form of systematic installments, as calculated by Lincoln, of the amount needed to satisfy the required minimum distribution rules under Internal Revenue Code Section 401(a)(9) for this Contract Value, and no other withdrawals are taken. Distributions from qualified contracts are generally taxed as ordinary income. In nonqualified contracts, withdrawals of Contract Value that exceed Purchase Payments are taxed as ordinary income. See Federal Tax Matters.
When cumulative amounts withdrawn from the contract during the Benefit Year (including the current withdrawal) exceed the Maximum Annual Withdrawal amount:
1.	The Guaranteed Amount is reduced to the lesser of:

•	the Contract Value immediately following the withdrawal; or
•	the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal.
2.	The Maximum Annual Withdrawal amount will be the lesser of:
•	the Maximum Annual Withdrawal amount immediately prior to the withdrawal; or
•	the greater of:
•	7% or 5% (depending on your option) of the reduced Guaranteed Amount immediately following the withdrawal (as specified above when withdrawals exceed the Maximum Annual Withdrawal amount); or
•	7% or 5% (depending on your option) of the Contract Value immediately following the withdrawal; or
•	the new Guaranteed Amount.
The following example of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option demonstrates the impact of a withdrawal in excess of the Maximum Annual Withdrawal amount on the Guaranteed Amount and the Maximum Annual Withdrawal amount. A $7,000 Excess Withdrawal caused a $32,000 reduction in the Guaranteed Amount.
Prior to Excess Withdrawal:
Contract Value = $60,000
Guaranteed Amount = $85,000
Maximum Annual Withdrawal = $5,000 (5% of the initial Guaranteed Amount of $100,000)
After a $7,000 Withdrawal:
Contract Value = $53,000
Guaranteed Amount = $53,000
Maximum Annual Withdrawal = $2,650
The Guaranteed Amount was reduced to the lesser of the Contract Value immediately following the withdrawal ($53,000) or the Guaranteed Amount immediately prior to the withdrawal, less the amount of the withdrawal ($85,000 - $7,000 = $78,000).
The Maximum Annual Withdrawal amount was reduced to the lesser of:
1.	Maximum Annual Withdrawal amount prior to the withdrawal ($5,000); or
2.	The greater of 5% of the new Guaranteed Amount ($2,650) or 5% of the Contract Value following the withdrawal ($2,650); or
3.	The new Guaranteed Amount ($53,000).
The lesser of these three items is $2,650.
In a declining market, withdrawals that exceed the Maximum Annual Withdrawal amount may substantially deplete or eliminate your Guaranteed Amount and reduce your Maximum Annual Withdrawal amount.
Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option for IRA contracts, the annual amount available for withdrawal within the Maximum Annual Withdrawal amount may not be sufficient to satisfy your required minimum distributions under the Internal Revenue Code. This is particularly true for individuals over age 84. Therefore, you may have to make withdrawals that exceed the Maximum Annual Withdrawal amount. Withdrawals over the Maximum Annual Withdrawal amount may quickly and substantially decrease your Guaranteed Amount and Maximum Annual Withdrawal amount, especially in a declining market. You should consult your tax advisor to determine if there are ways to limit the risks associated with those withdrawals. Such methods may involve the timing of withdrawals or foregoing step-ups of the Guaranteed Amount.
Withdrawals in excess of the Maximum Annual Withdrawal amount will be subject to surrender charges (to the extent that total withdrawals exceed the free amount of withdrawals allowed during a Contract Year) and an Interest Adjustment on the amount withdrawn from the fixed account. Refer to the Statement of Additional Information for an example of the Interest Adjustment calculation.
Lifetime Withdrawals. (Available only with the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single or joint life options and not the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option or the prior version of the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option). Payment of the Maximum Annual Withdrawal amount will be guaranteed for your (Contractowner) lifetime (single life option) or for the lifetimes of you (Contractowner) and your spouse (joint life option), as long as:
1.	No withdrawals are made before you (and your spouse if a joint life) are age 65; and
2.	An Excess Withdrawal (described above) has not reduced the Maximum Annual Withdrawal amount to zero.
If the lifetime withdrawal is not in effect, the Maximum Annual Withdrawal amount will last only until the Guaranteed Amount equals zero.
If any withdrawal is made prior to the time you (or both spouses) are age 65, the Maximum Annual Withdrawal amount will not last for the lifetime(s), except in the two situations described below:

1.	If a step-up of the Guaranteed Amount after age 65 causes the Maximum Annual Withdrawal amount to equal or increase from the immediately prior Maximum Annual Withdrawal amount. This typically occurs if the Contract Value equals or exceeds the highest, prior Guaranteed Amount. If this happens, the new Maximum Annual Withdrawal amount will automatically be available for the specified lifetime(s); or
2.	The Contractowner makes a one-time election to reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount. This reset will occur on the first Valuation Date following the Benefit Year anniversary and will be based on the Guaranteed Amount as of that Valuation Date. This will reduce your Maximum Annual Withdrawal amount. A Contractowner would only choose this if the above situation did not occur. To reset the Maximum Annual Withdrawal amount, the following must occur:
a.	the Contractowner (and spouse if applicable) is age 65;
b.	the contract is currently within a 10-year automatic step-up period described above (or else a Contractowner submits a step-up request to start a new 10-year automatic step-up period) (the Contractowner must be eligible to elect a step-up; i.e., all Contractowners and the Annuitant must be alive and under age 81); and
c.	you have submitted this request to us in writing at least 30 days prior to the end of the Benefit Year.
As an example of these two situations, if you purchased the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up single life with $100,000, your initial Guaranteed Amount is $100,000 and your initial Maximum Annual Withdrawal amount is $5,000. If you make a $5,000 withdrawal at age 62, your Guaranteed Amount will decrease to $95,000. Since you did not satisfy the age 65 requirement, you do not have a lifetime Maximum Annual Withdrawal amount. If a step-up of the Guaranteed Amount after age 65 (either automatic or Contractowner-elected) causes the Guaranteed Amount to equal or exceed $100,000, then the Maximum Annual Withdrawal amount of $5,000 (or greater) will become a lifetime payout. This is the first situation described above. However, if the Guaranteed Amount has not been reset to equal or exceed the highest prior Guaranteed Amount, then you can choose the second situation described above if you are age 65 and the contract is within a 10-year automatic step-up period. This will reset the Maximum Annual Withdrawal amount to 5% of the current Guaranteed Amount; 5% of $95,000 is $4,750. This is your new Maximum Annual Withdrawal amount which can be paid for your lifetime unless Excess Withdrawals are made.
The tax consequences of withdrawals and annuity payments are discussed in Federal Tax Matters.
All withdrawals you make, whether or not within the Maximum Annual Withdrawal amount, will decrease your Contract Value. If the contract is surrendered, the Contractowner will receive the Contract Value (less any applicable charges, fees, and taxes) and not the Guaranteed Amount.
If your Contract Value is reduced to zero because of market performance, withdrawals equal to the Maximum Annual Withdrawal amount will continue for the life of you (and your spouse if applicable) if the lifetime withdrawals are in effect. If not, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount equals zero. You may not withdraw the remaining Guaranteed Amount in a lump sum.
Guaranteed Amount Annuity Payment Option. If you desire to annuitize your Guaranteed Amount, the Guaranteed Amount Annuity Payment Option is available.
The Guaranteed Amount Annuity Payment Option is a fixed annuitization in which the Contractowner (and spouse if applicable) will receive the Guaranteed Amount in annual annuity payments equal to the current 7% or 5% (depending on your option) Maximum Annual Withdrawal amount, including the lifetime Maximum Annual Withdrawals if in effect (this option is different from other annuity payment options discussed in this prospectus, including i4LIFE® Advantage, which are based on your Contract Value). Payment frequencies other than annual may be available. Payments will continue until the Guaranteed Amount equals zero and may continue until death if the lifetime Maximum Annual Withdrawal is in effect. This may result in a partial, final payment. You would consider this option only if your Contract Value is less than the Guaranteed Amount (and you don't believe the Contract Value will ever exceed the Guaranteed Amount) and you do not wish to keep your annuity contract in force other than to pay out the Guaranteed Amount. You will have no other contract features other than the right to receive annuity payments equal to the Maximum Annual Withdrawal amount until the Guaranteed Amount equals zero.
If the Contract Value is zero and you have a remaining Guaranteed Amount, you may not withdraw the remaining Guaranteed Amount in a lump sum, but must elect the Guaranteed Amount Annuity Payment Option.
Death Prior to the Annuity Commencement Date. There is no provision for a lump sum payout of the Guaranteed Amount upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit will be paid other than any applicable Maximum Annual Withdrawal amounts. All Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9) as applicable as amended from time to time. See The Contracts – Death Benefit.
Upon the death of the single life under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up – single life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will end. If the contract is continued as discussed below, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero. In the alternative, the surviving spouse can choose to become the new single life, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed

Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. The surviving spouse will need to be 65 before taking withdrawals to qualify for a lifetime payout. In deciding whether to make this change, the surviving spouse should consider:
1.	the change a reset would cause to the Guaranteed Amount and the Maximum Annual Withdrawal amount;
2.	whether it is important to have Maximum Annual Withdrawal amounts for life or only until the Guaranteed Amount is reduced to zero; and
3.	the cost of the single life option.
Upon the first death under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up – joint life option, the lifetime payout of the Maximum Annual Withdrawal amount, if in effect, will continue for the life of the surviving spouse. Upon the death of the surviving spouse, the lifetime payout of the Maximum Annual Withdrawal amount will end. However, if the spouse's Beneficiary elects to take the annuity Death Benefit in installments over life expectancy, the Maximum Annual Withdrawal amount will continue until the Guaranteed Amount, if any, is zero (see below for a non-spouse Beneficiary). As an alternative, after the first death, the surviving spouse may choose to change from the joint life option to the single life option, if the surviving spouse is under age 81. This will cause a reset of the Guaranteed Amount and the Maximum Annual Withdrawal amount. The new Guaranteed Amount will equal the Contract Value on the date of the reset and the new Maximum Annual Withdrawal amount will be 5% of the new Guaranteed Amount. This also starts a new 10-year period of automatic step-ups. At this time, the charge for the rider will become the current charge in effect for the single life option. In deciding whether to make this change, the surviving spouse should consider:
1.	if the reset will cause the Guaranteed Amount and the Maximum Annual Withdrawal amount to decrease; and
2.	if the cost of the single life option is less than the cost of the joint life option.
If the surviving spouse of the deceased Contractowner continues the contract, the remaining automatic step-ups under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option, will apply to the spouse as the new Contractowner. Under the Lincoln SmartSecurity® Advantage – 5 Year Elective Step-up option, the new Contractowner is eligible to elect to step-up the Guaranteed Amount prior to the next available step-up date; however, all other conditions for the step-up apply and any subsequent step-up by the new Contractowner must meet all conditions for a step-up.
If a non-spouse Beneficiary elects to receive the Death Benefit in installments over life expectancy (thereby keeping the contract in force), the Beneficiary may continue the Lincoln SmartSecurity® Advantage if desired. Automatic step-ups under the Lincoln SmartSecurity® Advantage – 1 Year Automatic Step-up option will not continue and elective step-ups of the Guaranteed Amount under both options will not be permitted. In the event the Contract Value declines below the Guaranteed Amount (as adjusted for withdrawals of Death Benefit payments), the Beneficiary is assured of receiving payments equal to the Guaranteed Amount (as adjusted). Deductions for the rider charge will continue on a quarterly basis and will be charged against the remaining Guaranteed Amount. Note: there are instances where the required installments of the Death Benefit, in order to be in compliance with the Internal Revenue Code as noted above, may exceed the Maximum Annual Withdrawal amount, thereby reducing the benefit of this rider. If there are multiple Beneficiaries, each Beneficiary will be entitled to continue a share of the Lincoln SmartSecurity® Advantage equal to his or her share of the Death Benefit.
Impact of Divorce on Joint Life Option. In the event of a divorce, the Contractowner may change from a joint life option to a single life option (if available) (if the Contractowner is under age 81) at the current rider charge of the single life option. At the time of the change, the Guaranteed Amount will be reset to the current Contract Value and the Maximum Annual Withdrawal amount will equal 5% of this new Guaranteed Amount.
After a divorce, the Contractowner may keep the joint life option to have the opportunity to receive lifetime payouts for the lives of the Contractowner and a new spouse. This is only available if no withdrawals were made from the contract after the effective date of the rider up to and including the date the new spouse is added to the rider.
Termination. After the later of the fifth Benefit Year anniversary of the effective date of the rider or the fifth Benefit Year anniversary of the most recent Contractowner-elected step-up, including any step-up we administered for you, of the Guaranteed Amount, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. Lincoln SmartSecurity® Advantage will automatically terminate:
•	on the Annuity Commencement Date (except payments under the Guaranteed Amount Annuity Payment Option will continue if applicable);
•	upon the election of i4LIFE® Advantage;
•	if the Contractowner or Annuitant is changed (except if the surviving spouse assumes ownership of the contract upon death of the Contractowner) including any sale or assignment of the contract or any pledge of the contract as collateral;
•	upon the last payment of the Guaranteed Amount unless the lifetime Maximum Annual Withdrawal is in effect;
•	when the Maximum Annual Withdrawal or Contract Value is reduced to zero due to an Excess Withdrawal; or

•	upon termination of the underlying annuity contract.
The termination will not result in any increase in Contract Value equal to the Guaranteed Amount. Upon effective termination of this rider, the benefits and charges within this rider will terminate.
If you terminate the rider, you must wait one year before you can purchase any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Option. Contractowners with an active Lincoln SmartSecurity® Advantage rider who decide to terminate their rider and purchase i4LIFE® Advantage can use any remaining Guaranteed Amount to establish the Guaranteed Income Benefit under the i4LIFE® Advantage terms and charge in effect at the time of the i4LIFE® Advantage election (i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is not available). Contractowners may consider this if i4LIFE® Advantage will provide a higher payout amount, among other reasons. There are many factors to consider when making this decision, including the cost of the riders, the payout amounts and applicable guarantees. You should discuss this decision with your registered representative. See The Contracts – Living Benefit Riders – i4LIFE® Advantage.
4LATER® Advantage (Managed Risk)
4LATER® Advantage (Managed Risk) is a rider that provides an Income Base which will be used to establish the amount of the Guaranteed Income Benefit payment upon the election of i4LIFE® Advantage. If you elect 4LATER® Advantage (Managed Risk), you must later elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) in order to receive a benefit from 4LATER® Advantage (Managed Risk). You will be subject to certain Investment Requirements in which your Contract Value must be allocated among specified Subaccounts. See The Contracts – Investment Requirements.
Income Base. The Income Base is an amount used to calculate the Guaranteed Income Benefit under i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) at a later date. The Income Base is not available to you as a lump sum withdrawal or as a Death Benefit. The initial Income Base varies based on when you elect the rider. If you elect 4LATER® Advantage (Managed Risk) at the time you purchase the contract, the Income Base will be equal to the initial Purchase Payment. If you elect the rider after you have purchased the contract, the initial Income Base will equal the Contract Value on the effective date of 4LATER® Advantage (Managed Risk). The maximum Income Base is $10,000,000. The maximum takes into consideration the total guaranteed amounts from all Lincoln New York contracts (or contracts issued by our affiliates) in which you (and/or Secondary Life, if joint life option) are the covered lives.
Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payments (not to exceed the maximum Income Base). For example, an additional Purchase Payment of $10,000 will increase the Income Base by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000, the charge for 4LATER® Advantage (Managed Risk) will change to the then current charge in effect on the next Benefit Year anniversary. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.
Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal. This means that the reduction in the Income Base could be more than the dollar amount of the withdrawal.
The following example demonstrates the impact of a withdrawal on the Income Base and the Contract Value. The Contractowner makes a withdrawal of $11,200 which causes a $12,550 reduction in the Income Base.
Prior to the withdrawal:
Contract Value = $112,000
Income Base = $125,500
After a withdrawal of $11,200, the Contract Value is reduced by 10% ($11,200) and the Income Base is also reduced by 10%, the same proportion by which the withdrawal reduced the Contract Value ($11,200 ÷ $112,000)
Contract Value = $100,800 ($112,000 - $11,200)
Income Base = $112,950 ($125,500 x 10% = $12,550; $125,500 - $12,550 = $112,950)
In a declining market, withdrawals may significantly reduce your Income Base. If the Income Base is reduced to zero due to withdrawals, this rider will terminate. If the Contract Value is reduced to zero due to a withdrawal, both the rider and the contract will terminate.
Automatic Annual Step-up. The Income Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:
a.	the Annuitant (single life option), or the Secondary Life (joint life option) are still living and under age 86; and
b.	the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including surrender charges, the rider charge and account fee), plus any Purchase Payments made on that date is equal to or greater than the Income Base after the 5% Enhancement (if any).

The Automatic Annual Step-up is available even in years in which a withdrawal has occurred.
5% Enhancement. On each Benefit Year anniversary, the Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5% if:
a.	the Annuitant (as well as the Secondary Life if the joint life option is in effect) are under age 86; and
b.	if there were no withdrawals in the preceding Benefit Year; and
c.	the rider is within the Enhancement Period described below.
The Enhancement Period is a 10-year period that begins on the effective date of the rider. A new Enhancement Period begins immediately following an Automatic Annual Step-up. If during any Enhancement Period there are no Automatic Annual Step-ups, the 5% Enhancements will terminate at the end of the Enhancement Period and will not restart until the next Benefit Year anniversary following the Benefit Year anniversary upon which an Automatic Annual Step-up occurs. Any new Purchase Payment made after the initial Purchase Payment will be added immediately to the Income Base. However, any new Purchase Payment must be invested in the contract for at least one Benefit Year before it will be used in calculating the 5% Enhancement. Any new Purchase Payments made within the first 90 days after the effective date of 4LATER® Advantage (Managed Risk) will be included in the Income Base for purposes of calculating the 5% Enhancement on the first Benefit Year anniversary.
If you decline the Automatic Annual Step-up during the first 10 Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the current Enhancement Period, but the 4LATER® Advantage (Managed Risk) charge could increase to the then current charge at the time of any 5% Enhancements after the 10th Benefit Year anniversary. You will have the option to opt out of the enhancements after the 10th Benefit Year. In order to be eligible to receive further 5% Enhancements the Annuitant (single life option), or the Secondary Life (joint life option) must still be living and be under age 86.
Note: The 5% Enhancement is not available in any Benefit Year there is a withdrawal from Contract Value. A 5% Enhancement will occur in subsequent years only under certain conditions. If you are eligible (as defined below) for the 5% Enhancement in the next Benefit Year, the enhancement will not occur until the Benefit Year anniversary of that year.
The following is an example of the impact of the 5% Enhancement on the Income Base (assuming no withdrawals):
Initial Purchase Payment = $100,000; Income Base = $100,000
Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000
Additional Purchase Payment on day 95 = $10,000; Income Base = $125,000
On the first Benefit Year anniversary, the Income Base will not be less than $130,750 ($115,000 x 1.05% = $120,750 plus $10,000). The $10,000 Purchase Payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year anniversary.
As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Income Base, you will not receive the 5% Enhancement. If the Automatic Annual Step-up and the 5% Enhancement increase the Income Base to the same amount then you will receive the Automatic Annual Step-up. The 5% Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10,000,000.
You will not receive the 5% Enhancement on any Benefit Year anniversary in which there is a withdrawal. The 5% Enhancement will occur on the following Benefit Year anniversary if no further withdrawals are made from the contract and the rider is within the Enhancement Period.
The following is an example of how the Automatic Annual Step-ups and the 5% Enhancement affect the Income Base and the potential for the charge to increase or decrease (assuming there have been no withdrawals or new Purchase Payments):
	Contract Value	Income Base with 5% Enhancement	Income Base	Potential for Charge to Change
Initial Purchase Payment $50,000	$50,000	N/A	$50,000	N/A
1st Benefit Year anniversary	$54,000	$52,500	$54,000	Yes
2nd Benefit Year anniversary	$53,900	$56,700	$56,700	No
3rd Benefit Year anniversary	$56,000	$59,535	$59,535	No
4th Benefit Year anniversary	$64,000	$62,512	$64,000	Yes
On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835). On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535). An Automatic Annual Step-up cannot increase the Income Base beyond the maximum Income Base of $10,000,000.
Death Prior to the Annuity Commencement Date. 4LATER® Advantage (Managed Risk) has no provision for a payout of the Income Base or any other Death Benefit upon death of the Contractowners or Annuitant. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described earlier in this prospectus) will be in effect. Election of the 4LATER® Advantage (Managed Risk) does not impact the Death Benefit options available for purchase with your annuity contract. Generally all Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9), as amended. See The Contracts – Death Benefit.
If the Contractowner is not also named as the Annuitant or the Secondary Life, upon the first death of the Annuitant or Secondary Life, the 4LATER® Advantage (Managed Risk) rider will continue. Upon the second death of either the Annuitant or Secondary Life, 4LATER® Advantage (Managed Risk) will terminate.
Upon the death of the Contractowner, the 4LATER® Advantage (Managed Risk) rider will continue only if either Annuitant or the Secondary Life becomes the new Contractowner and payments under i4LIFE® Advantage begin within one year after the death of the Contractowner.
Eligibility. To elect 4LATER® Advantage (Managed Risk), the Contractowner, Annuitant and Secondary Life under the joint life option must be age 85 or younger.
For contracts issued on or after August 26, 2013, 4LATER® Advantage (Managed Risk) is only available for election at the time the contract is purchased. 4LATER® Advantage (Managed Risk) is not available for purchase with qualified contracts and is designed primarily for purchasers of nonqualified contracts where the Contractowner and Annuitant are different people (single life option) or with joint life benefits where the Secondary Life is not a spouse. If you are eligible to elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and you purchase joint life benefits where Secondary Life is a spouse, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) generally offers better benefits for the same charge. Please see Living Benefit Riders – Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), for more information about Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk).
Termination. After the fifth anniversary of the effective date of the 4LATER® Advantage (Managed Risk) rider, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. 4LATER® Advantage (Managed Risk) will automatically terminate:
•	on the Annuity Commencement Date; or
•	upon election of Lincoln Market SelectSM Advantage; or
•	if the Annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral; or
•	upon the second death of either the Annuitant or Secondary Life; or
•	when the Income Base is reduced to zero due to withdrawals; or
•	the last day that you can elect i4LIFE® Advantage (age 99 for nonqualified contracts); or
•	upon termination of the underlying contract.
This termination will not result in any increase in Contract Value equal to the Income Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) for Contractowners who previously purchased 4LATER® Advantage (Managed Risk). Contractowners with an active 4LATER® Advantage (Managed Risk) may purchase i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) at the terms in effect when the Contractowner purchased 4LATER® Advantage (Managed Risk) rider. i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) provides for periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period), a Death Benefit during the Access Period, and a minimum payout floor, called the Guaranteed Income Benefit. You will be required to adhere to certain Investment Requirements during the time you own i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). See Living Benefit Riders - i4LIFE® Advantage Guaranteed Income Benefit for more information.
Once you elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), you can use the greater of the Income Base under 4LATER® Advantage (Managed Risk) or Account Value to establish the Guaranteed Income Benefit under i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). This decision must be made by the maximum age to elect i4LIFE® Advantage, which is age 95. Purchasers of 4LATER® Advantage (Managed Risk) who have waited until after the fifth Benefit Year anniversary may elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) until age 99.
If you elect the 4LATER® Advantage (Managed Risk) joint life option, you must purchase i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) joint life option.

Contractowners who elect 4LATER® Advantage (Managed Risk) are guaranteed the ability in the future to elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) even if it is no longer available for purchase. They are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those at the time they elected 4LATER® Advantage (Managed Risk). The minimum length of the i4LIFE® Advantage Access Period will vary based upon when you purchased your 4LATER® Advantage (Managed Risk) rider and how long the rider was in effect before you decided to purchase i4LIFE® Advantage. These requirements are specifically listed in the i4LIFE® Advantage Guaranteed Income Benefit section of this prospectus under Impacts to i4LIFE® Advantage Regular Income Payments.
The Contractowner must elect the levelized option for Regular Income Payments. While i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period.
You should consider electing i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) when you are ready to immediately start receiving i4LIFE® Advantage payments. Payments from a nonqualified contract that a person receives under i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) are treated as “amounts received as an annuity” under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an “exclusion ratio” as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income tax rates), and the remainder is treated as a nontaxable return of Purchase Payments.
i4LIFE® Advantage
i4LIFE® Advantage (the Variable Annuity Payout Option Rider in your contract) is an optional Annuity Payout rider you may purchase at an additional cost and is separate and distinct from other Annuity Payout options offered under your contract and described later in this prospectus. You may also purchase i4LIFE® Advantage Guaranteed Income Benefit for an additional charge. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage is an Annuity Payout option that provides you with variable, periodic Regular Income Payments for life subject to certain conditions. These payouts are made during two time periods: an Access Period and a Lifetime Income Period. During the Access Period, you have access to your Account Value, which means you may surrender the contract, make withdrawals, and have a Death Benefit. During the Lifetime Income Period, you no longer have access to your Account Value. You choose the length of the Access Period when you select i4LIFE® Advantage; the Lifetime Income Period begins immediately after the Access Period ends and continues until your death (or the death of a Secondary Life, if later). i4LIFE® Advantage is different from other Annuity Payout options provided by Lincoln because with i4LIFE® Advantage, you have the ability to make additional withdrawals or surrender the contract during the Access Period. You may also purchase the Guaranteed Income Benefit which provides a minimum payout floor for your Regular Income Payments. You choose when you want to receive your first Regular Income Payment and the frequency with which you will receive Regular Income Payments. The initial Regular Income Payment is calculated from the Account Value on a date no more than 14 days prior to the date you select to begin receiving the Regular Income Payments. This calculation date is called the Periodic Income Commencement Date, and is the same date the Access Period begins. Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. This option is available on nonqualified annuities, IRAs and Roth IRAs (check with your registered representative regarding availability with SEP market). This option is subject to a charge while the i4LIFE® Advantage is in effect computed daily on the Account Value. See Charges and Other Deductions – i4LIFE® Advantage Charge.
i4LIFE® Advantage is available for contracts with a Contract Value of at least $50,000 and may be elected after the effective date of the contract and before any other Annuity Payout option under this contract is elected by sending a completed i4LIFE® Advantage election form to our Servicing Office. When you elect i4LIFE® Advantage, you must choose the Annuitant, Secondary Life, if applicable, and make several choices about your Regular Income Payments. The Annuitant and Secondary Life may not be changed after i4LIFE® Advantage is elected. For qualified contracts, the Secondary Life must be the spouse. See i4LIFE® Advantage Death Benefits regarding the impact of a change to the Annuitant prior to the i4LIFE® Advantage election.
i4LIFE® Advantage for IRA contracts is only available if the Annuitant and Secondary Life, if applicable, are age 59½ or older at the time the rider is elected. i4LIFE® Advantage Guaranteed Income Benefit must be elected by age 80 on IRA contracts or age 95 for nonqualified contracts. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. Additional Purchase Payments may be made during the Access Period for an IRA annuity contract, unless a Guaranteed Income Benefit has been elected. If the Guaranteed Income Benefit option has been elected on an IRA contract, additional Purchase Payments may be made until the initial Guaranteed Income Benefit is calculated. Additional Purchase Payments will not be accepted after the Periodic Income Commencement Date for a nonqualified annuity contract.
If i4LIFE® Advantage is selected, the applicable transfer provisions among Subaccounts and the fixed account will continue to be those specified in your annuity contract for transfers on or before the Annuity Commencement Date. However, once i4LIFE® Advantage begins, any automatic withdrawal service will terminate. See The Contracts – Transfers on or Before the Annuity Commencement Date.
When you elect i4LIFE® Advantage, the Death Benefit option that you previously elected will become the Death Benefit election under i4LIFE® Advantage, unless you elect a less expensive Death Benefit option. Existing Contractowners with the Account Value Death

Benefit who elect i4LIFE® Advantage must choose the i4LIFE® Advantage Account Value Death Benefit. The amount paid under the new Death Benefit may be less than the amount that would have been paid under the Death Benefit provided before i4LIFE® Advantage began. See The Contracts – i4LIFE® Advantage Death Benefits.
Access Period. At the time you elect i4LIFE® Advantage, you also select the Access Period, which begins on the Periodic Income Commencement Date. The Access Period is a defined period of time during which we pay variable, periodic Regular Income Payments and provide a Death Benefit, and during which you may surrender the contract and make withdrawals from your Account Value (defined below). At the end of the Access Period, the remaining Account Value is used to make Regular Income Payments for the rest of your life (or the Secondary Life if applicable). This is called the Lifetime Income Period. During the Lifetime Income Period, you will no longer be able to make withdrawals or surrenders or receive a Death Benefit. If your Account Value is reduced to zero because of withdrawals or market loss, your Access Period ends.
We will establish the minimum (currently 5 years) and maximum (currently the length of time between your current age and age 115 for nonqualified contracts or to age 100 for qualified contracts) Access Periods at the time you elect i4LIFE® Advantage. Generally, shorter Access Periods will produce a higher initial Regular Income Payment than longer Access Periods. At any time during the Access Period, you may extend or shorten the length of the Access Period subject to Servicing Office approval. Additional restrictions may apply if you are under age 59½ when you request a change to the Access Period. Currently, if you extend the Access Period, it must be extended at least 5 years. If you change the Access Period, subsequent Regular Income Payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue Regular Income Payments for your life. Additional limitations on issue ages and features may be necessary to comply with the IRC provisions for required minimum distributions. We may reduce or terminate the Access Period for IRA i4LIFE® Advantage contracts in order to keep the Regular Income Payments in compliance with IRC provisions for required minimum distributions. The minimum Access Period requirements for Guaranteed Income Benefits are longer than the requirements for i4LIFE® Advantage without a Guaranteed Income Benefit. Shortening the Access Period will terminate the Guaranteed Income Benefit. See Guaranteed Income Benefit with i4LIFE® Advantage.
Account Value. The initial Account Value is the Contract Value on the Valuation Date i4LIFE® Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value on a Valuation Date will equal the total value of all of the Contractowner's Accumulation Units plus the Contractowner's value in the fixed account, and will be reduced by Regular Income Payments and Guaranteed Income Benefit payments made as well as any withdrawals taken. After the Access Period ends, the remaining Account Value will be applied to continue Regular Income Payments for your life and the Account Value will be reduced to zero.
Regular Income Payments during the Access Period. i4LIFE® Advantage provides for variable, periodic Regular Income Payments for as long as an Annuitant (or Secondary Life, if applicable) is living and access to your Account Value during the Access Period. When you elect i4LIFE® Advantage, you will have to choose the date you will receive the initial Regular Income Payment. Once they begin, Regular Income Payments will continue until the death of the Annuitant or Secondary Life, if applicable. Regular Income Payments must begin within one year of the date you elect i4LIFE® Advantage. You also select when the Access Period ends and when the Lifetime Income Period begins. You must also select the frequency of the payments (monthly, quarterly, semi-annually or annually), how often the payment is recalculated, the length of the Access Period and the Assumed Investment Return (“AIR”). These choices will influence the amount of your Regular Income Payments.
If you do not choose a payment frequency, the default is a monthly frequency. You may also elect to have Regular Income Payments from nonqualified contracts recalculated only once each year rather than recalculated at the time of each payment. This results in level Regular Income Payments between recalculation dates. Qualified contracts are only recalculated once per year, at the beginning of each calendar year. You also choose the AIR. AIR rates of 3%, 4%, or 5% may be available. As of February 15, 2016, the 5% AIR is no longer available for i4LIFE® Advantage elections. The higher the AIR you choose, the higher your initial Regular Income Payment will be and the higher the return must be to increase subsequent Regular Income Payments. You also choose the length of the Access Period. At this time, changes to the Access Period can only be made on Periodic Income Commencement Date anniversaries.
Regular Income Payments are not subject to any applicable surrender charges or Interest Adjustments. See Charges and Other Deductions. For information regarding income tax consequences of Regular Income Payments, see Federal Tax Matters.
The amount of the initial Regular Income Payment is determined on the Periodic Income Commencement Date by dividing the Contract Value, less applicable premium taxes by 1,000 and multiplying the result by an annuity factor. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life, if applicable;
•	the length of the Access Period selected;
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The annuity factor used to determine the Regular Income Payments reflects the fact that, during the Access Period, you have the ability to withdraw the entire Account Value and that a Death Benefit of the entire Account Value will be paid to your Beneficiary upon your death. These benefits during the Access Period result in a slightly lower Regular Income Payment, during both the Access Period and the Lifetime Income Period, than would be payable if this access was not permitted and no lump-sum Death Benefit of the full

Account Value was payable. (The Contractowner must elect an Access Period of no less than the minimum Access Period which is currently set at 5 years.) The annuity factor also reflects the requirement that there be sufficient Account Value at the end of the Access Period to continue your Regular Income Payments for the remainder of your life (and/or the Secondary Life if applicable), during the Lifetime Income Period, with no further access or Death Benefit.
The Account Value will vary with the actual net investment return of the Subaccounts selected and the interest credited on the fixed account, which then determines the subsequent Regular Income Payments during the Access Period. Each subsequent Regular Income Payment (unless the levelized option is selected) is determined by dividing the Account Value on the applicable Valuation Date by 1,000 and multiplying this result by an annuity factor revised to reflect the declining length of the Access Period. As a result of this calculation, the actual net returns in the Account Value are measured against the AIR to determine subsequent Regular Income Payments. If the actual net investment return (annualized) for the contract exceeds the AIR, the Regular Income Payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment return for the contract is less than the AIR, the Regular Income Payment will decrease. For example, if net investment return is 3% higher (annualized) than the AIR, the Regular Income Payment for the next year will increase by approximately 3%. Conversely, if actual net investment return is 3% lower than the AIR, the Regular Income Payment will decrease by approximately 3%.
Withdrawals made during the Access Period will also reduce the Account Value that is available for Regular Income Payments, and subsequent Regular Income Payments will be recalculated and could be increased or reduced, based on the Account Value following the withdrawal.
For a joint life option, if either the Annuitant or Secondary Life dies during the Access Period, Regular Income Payments will be recalculated using a revised annuity factor based on the single surviving life, if doing so provides a higher Regular Income Payment. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, the Guaranteed Income Benefit (if any) will terminate and the annuity factor will be revised for a non-life contingent Regular Income Payment and Regular Income Payments will continue until the Account Value is fully paid out and the Access Period ends. For qualified contracts, if the Annuitant and Secondary Life, if applicable, both die during the Access Period, i4LIFE® Advantage (and any Guaranteed Income Benefit if applicable) will terminate.
Regular Income Payments during the Lifetime Income Period. The Lifetime Income Period begins at the end of the Access Period if either the Annuitant or Secondary Life is living. Your earlier elections regarding the frequency of Regular Income Payments, AIR and the frequency of the recalculation do not change. The initial Regular Income Payment during the Lifetime Income Period is determined by dividing the Account Value on the last Valuation Date of the Access Period by 1,000 and multiplying the result by an annuity factor revised to reflect that the Access Period has ended. The annuity factor is based upon:
•	the age and sex of the Annuitant and Secondary Life (if living);
•	the frequency of the Regular Income Payments;
•	the AIR selected; and
•	the Individual Annuity Mortality table specified in your contract.
The impact of the length of the Access Period and any withdrawals made during the Access Period will continue to be reflected in the Regular Income Payments during the Lifetime Income Period. To determine subsequent Regular Income Payments, the contract is credited with a fixed number of Annuity Units equal to the initial Regular Income Payment (during the Lifetime Income Period) divided by the Annuity Unit value (by Subaccount). Subsequent Regular Income Payments are determined by multiplying the number of Annuity Units per Subaccount by the Annuity Unit value. Your Regular Income Payments will vary based on the value of your Annuity Units. If your Regular Income Payments are adjusted on an annual basis, the total of the annual payment is transferred to Lincoln New York's general account to be paid out based on the payment mode you selected. Your payment(s) will not be affected by market performance during that year. Your Regular Income Payment(s) for the following year will be recalculated at the beginning of the following year based on the current value of the Annuity Units.
Regular Income Payments will continue for as long as the Annuitant or Secondary Life, if applicable, is living, and will continue to be adjusted for investment performance of the Subaccounts your Annuity Units are invested in (and the fixed account if applicable). Regular Income Payments vary with investment performance.
During the Lifetime Income Period, there is no longer an Account Value; therefore, no withdrawals are available and no Death Benefit is payable. In addition, transfers are not allowed from a fixed annuity payment to a variable annuity payment.
i4LIFE® Advantage Death Benefits
i4LIFE® Advantage Account Value Death Benefit. The i4LIFE® Advantage Account Value Death Benefit is available during the Access Period. This Death Benefit is equal to the Account Value as of the Valuation Date on which we approve the payment of the death claim. You may not change this Death Benefit once it is elected.

i4LIFE® Advantage Guarantee of Principal Death Benefit. The i4LIFE® Advantage Guarantee of Principal Death Benefit is available during the Access Period and will be equal to the greater of:
•	the Account Value as of the Valuation Date we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit, reduce the Death Benefit by the dollar amount of the payment; and
•	all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election.
In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Contract Value or Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
The following example demonstrates the impact of a proportionate withdrawal on your Death Benefit:
i4LIFE® Advantage Guarantee of Principal Death Benefit	$200,000
Total i4LIFE® Regular Income Payment	$25,000
Additional Withdrawal	$15,000	($15,000/$150,000=10% withdrawal)
Account Value at the time of Additional Withdrawal	$150,000
Death Benefit Value after i4LIFE® Regular Income Payment = $200,000 - $25,000 = $175,000
Death Benefit Value after additional withdrawal = $175,000 - $17,500 = $157,500
Reduction in Death Benefit Value for Withdrawal = $175,000 x 10% = $17,500
The Regular Income Payments reduce the Death Benefit by $25,000 and the additional withdrawal causes a 10% reduction in the Death Benefit, the same percentage that the withdrawal reduced the Account Value.
During the Access Period, contracts with the i4LIFE® Advantage Guarantee of Principal Death Benefit may elect to change to the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at our Servicing Office. We will effect the change in Death Benefit on the Valuation Date we receive the request, at our Servicing Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage Guarantee of Principal Death Benefit.
i4LIFE® Advantage EGMDB. The i4LIFE® Advantage EGMDB is only available during the Access Period. This benefit is the greatest of:
•	the Account Value as of the Valuation Date on which we approve the payment of the claim; or
•	the sum of all Purchase Payments, less the sum of Regular Income Payments and other withdrawals where:
•	Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefit, reduce the Death Benefit by the dollar amount of the payment or in the same proportion that Regular Income Payments reduce the Account Value, depending on the terms of your contract; and
•	all other withdrawals, if any, reduce the Death Benefit in the same proportion that withdrawals reduce the Contract Value or Account Value.
References to Purchase Payments and withdrawals include Purchase Payments and withdrawals made prior to the election of i4LIFE® Advantage if your contract was in force with the Guarantee of Principal or greater Death Benefit option prior to that election; or
•	the highest Account Value or Contract Value on any contract anniversary date (including the inception date of the contract) after the EGMDB is effective (determined before the allocation of any Purchase Payments on that contract anniversary) prior to the 81st birthday of the deceased and prior to the date of death. The highest Account Value or Contract Value is increased by Purchase Payments and is decreased by Regular Income Payments, including withdrawals to provide the Guaranteed Income Benefits and all other withdrawals subsequent to the anniversary date on which the highest Account Value or Contract Value is obtained. Regular Income Payments and withdrawals are deducted in the same proportion that Regular Income Payments and withdrawals reduce the Contract Value or Account Value.
When determining the highest anniversary value, if you elected the EGMDB in the base contract and this Death Benefit was in effect when you purchased i4LIFE® Advantage, we will look at the Contract Value before i4LIFE® Advantage and the Account Value after the i4LIFE® Advantage election to determine the highest anniversary value.

In a declining market, withdrawals which are deducted in the same proportion that withdrawals reduce the Account Value, may have a magnified effect on the reduction of the Death Benefit payable. This is because the reduction in the benefit may be more than the dollar amount withdrawn from the Contract Value. All references to withdrawals include deductions for any applicable charges associated with those withdrawals (surrender charges for example) and premium taxes, if any.
Contracts with the i4LIFE® Advantage EGMDB may elect to change to the i4LIFE® Advantage Guarantee of Principal or the i4LIFE® Advantage Account Value Death Benefit by contacting us in writing at the Servicing Office. We will effect the change in Death Benefit on the Valuation Date we receive the request, at our Servicing Office, and we will begin deducting the lower i4LIFE® Advantage charge at that time. Once the change is effective, you may not elect to return to the i4LIFE® Advantage EGMDB.
General Death Benefit Provisions. For all Death Benefit options, following the Access Period, there is no Death Benefit. The Death Benefits also terminate when the Account Value equals zero, because the Access Period terminates.
If there is a change in the Contractowner, joint owner or Annuitant during the life of the contract, for any reason other than death, the only Death Benefit payable for the new person will be the i4LIFE® Advantage Account Value Death Benefit. On a joint life option, the Secondary Life spouse must be either the primary Beneficiary or joint owner in order to receive the remaining payments after the first spouse’s death.
For nonqualified contracts, upon the death of the Contractowner, joint owner or Annuitant, the Contractowner (or Beneficiary) may elect to terminate the contract and receive full payment of the Death Benefit or may elect to continue the contract and receive Regular Income Payments. Upon the death of the Secondary Life, who is not also an owner, only the surrender value is paid.
If you are the owner of an IRA annuity contract, and there is no Secondary Life, and you die during the Access Period, the i4LIFE® Advantage will terminate. A spouse Beneficiary may start a new i4LIFE® Advantage program.
If a death occurs during the Access Period, the value of the Death Benefit will be determined as of the Valuation Date we approve the payment of the claim. Approval of payment will occur upon our receipt of all the following:
1.	proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us; and
2.	written authorization for payment; and
3.	all required claim forms, fully completed (including selection of a settlement option).
Notwithstanding any provision of this contract to the contrary, the payment of Death Benefits provided under this contract must be made in compliance with Code Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death Benefits may be taxable. See Federal Tax Matters.
Upon notification to us of the death, Regular Income Payments may be suspended until the death claim is approved by us. Upon approval, a lump sum payment for the value of any suspended payments will be made as of the date the death claim is approved, and Regular Income Payments will continue, if applicable. The excess, if any, of the Death Benefit over the Account Value will be credited into the contract at that time.
If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim subject to the laws, regulations and tax code governing payment of Death Benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.
Guaranteed Income Benefit with i4LIFE® Advantage
A Guaranteed Income Benefit may be available for purchase when you elect i4LIFE® Advantage which ensures that your Regular Income Payments will never be less than a minimum payout floor, regardless of the actual investment performance of your contract. There are two versions of i4LIFE®Advantage Guaranteed Income Benefit currently available for purchase (unless you are guaranteed the right to elect a prior version under the terms of your Living Benefit Rider) – i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) and i4LIFE® Advantage Guaranteed Income Benefit (version 4).
i4LIFE® Advantage Guaranteed Income Benefit is an optional feature that provides a Guaranteed Income Benefit percentage and requires that you adhere to certain Investment Requirements. See Investment Requirements in this prospectus for more information about the Investment Requirements applicable to your version of i4LIFE® Advantage Guaranteed Income Benefit. You will be subject to Investment Requirements applicable to your rider for the entire time you own the rider. Failure to comply with the Investment Requirements will result in the termination of the rider. See i4LIFE® Advantage Guaranteed Income Benefit – Termination for more information. All of the other terms and conditions of i4LIFE® Advantage Guaranteed Income Benefit (version 4) continue to apply to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk).
As discussed below, certain features of the Guaranteed Income Benefit may be impacted if you purchased a Living Benefit Rider prior to electing i4LIFE® Advantage Guaranteed Income Benefit. Refer to the 4LATER® Advantage section of this prospectus for a discussion of the 4LATER® Guaranteed Income Benefit.

Additional Purchase Payments cannot be made to a contract with the Guaranteed Income Benefit. You are also limited in how much you can invest in certain Subaccounts. See the Contracts – Investment Requirements.
There is no guarantee that any version of i4LIFE® Advantage Guaranteed Income Benefit will be available to elect in the future, as we reserve the right to discontinue this option at any time. In addition, we may make different versions of the Guaranteed Income Benefit available to new purchasers or may create different versions for use with various Living Benefit Riders. However, a Contractowner with Lincoln Lifetime IncomeSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) (including Lincoln Lifetime IncomeSM Advantage 2.0), Lincoln Market SelectSM Advantage or 4LATER® Advantage (Managed Risk) who decides to terminate that rider to purchase i4LIFE® Advantage will be guaranteed the right to purchase the Guaranteed Income Benefit under the terms set forth in the prior rider.
You may elect any available version of the Guaranteed Income Benefit when you elect i4LIFE® Advantage or during the Access Period, if still available for election, subject to terms and conditions at that time. You may choose not to purchase the Guaranteed Income Benefit at the time you purchase i4LIFE® Advantage by indicating that you do not want the i4LIFE® Advantage Guaranteed Income Benefit on the election form at the time that you purchase i4LIFE® Advantage. If you intend to use the Guaranteed Amount or the Income Base from a previously elected Living Benefit Rider to establish the Guaranteed Income Benefit, you must elect the Guaranteed Income Benefit at the time you elect i4LIFE® Advantage.
The i4LIFE® Advantage Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. See i4LIFE® Advantage – General i4LIFE® Provisions for an example.
Contractowners with Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk) who wish to elect i4LIFE® Advantage Guaranteed Income Benefit must elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). Please refer to your Living Benefit Rider regarding the availability of prior versions of Guaranteed Income Benefit.
Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4). The following discussion applies to both Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4) unless otherwise specified. The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base or Guaranteed Amount as applicable), based on your age (or the age of the youngest life under a joint life option) at the time the Guaranteed Income Benefit is elected. The specified percentages and the corresponding age-bands for calculating the initial Guaranteed Income Benefit are outlined in the applicable table below for riders elected on or after May 20, 2013. Lincoln SmartSecurity® Advantage purchasers use the date of the i4LIFE® Advantage Guaranteed Income Benefit election to determine the table applicable to their contracts. (i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is not available to Lincoln SmartSecurity® Advantage purchasers.)
Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for:
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections or for purchasers of
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk)
on or after May 20, 2013.
Single Life Option		Joint Life Option
Age	Percentage of Account Value or Income Base*	Age (younger of you and your spouse’s age)	Percentage of Account Value or Income Base*
Under age 40	2.50%	Under age 40	2.50%
40 – 54	3.00%	40 – 54	3.00%
55 – 58	3.50%	55 – 58	3.50%
59 – 64	4.00%	59 – 69	4.00%
65 – 69	4.50%	70 – 74	4.50%
70 – 79	5.00%	75 – 79	5.00%
80+	5.50%	80+	5.50%

*	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider’s effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Advantage (Managed Risk) may use any remaining Income Base to establish the initial Guaranteed Income Benefit.
i4LIFE® Advantage Guaranteed Income Benefit (version 4) elections or for prior purchasers of
Lincoln Lifetime IncomeSM Advantage 2.0 on or after May 20, 2013.
Single Life Option		Joint Life Option
Age	Percentage of Account Value, Income Base or Guaranteed Amount*	Age (younger of you and your spouse’s age)	Percentage of Account Value, Income Base or Guaranteed Amount*
Under age 40	2.00%	Under age 40	2.00%

Single Life Option		Joint Life Option
Age	Percentage of Account Value, Income Base or Guaranteed Amount*	Age (younger of you and your spouse’s age)	Percentage of Account Value, Income Base or Guaranteed Amount*
40 – 54	2.50%	40 – 54	2.50%
55 – 58	3.00%	55 – 58	3.00%
59 - 64	3.50%	59 – 69	3.50%
65 – 69	4.00%	70 – 74	4.00%
70 – 74	4.50%	75+	4.50%
75+	5.00%

*	Purchasers of Lincoln SmartSecurity® Advantage (regardless of the rider effective date) may use any remaining Guaranteed Amount (if greater than the Account Value) to calculate the initial Guaranteed Income Benefit. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.
i4LIFE® Advantage Guaranteed Income Benefit elections for prior purchasers of Lincoln Market SelectSM Advantage.
	Table A for i4LIFE® Advantage Regular Income Payments or withdrawals taken prior to the 5th Benefit Year anniversary (Percentage of Account Value or Income Base*)		Table B for i4LIFE® Advantage Regular Income Payments or withdrawals taken on and after the 5th Benefit Year anniversary (Percentage of Account Value or Income Base*)
Age	Single Life	Joint Life	Single Life	Joint Life
Under age 40	1.50%	1.50%	2.50%	2.50%
40 – 54	2.00%	2.00%	3.00%	3.00%
55 – 58	2.50%	2.50%	3.50%	3.50%
59 – 64	3.00%	3.00%	4.00%	4.00%
65 – 69	3.50%	3.00%	4.50%	4.00%
70 – 74	4.00%	3.50%	5.00%	4.50%
75 – 79	4.00%	4.00%	5.00%	5.00%
80+	4.50%	4.50%	5.50%	5.50%

*	Purchasers of Lincoln Market SelectSM Advantage may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider’s effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit.
Note that Guaranteed Income Benefit percentages for riders purchased prior to May 20, 2013, can be found in an Appendix to this prospectus.

If the amount of your i4LIFE® Advantage Regular Income Payment has fallen below the Guaranteed Income Benefit, because of poor investment results, a payment equal to the i4LIFE® Advantage Guaranteed Income Benefit is the minimum payment you will receive. If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the Guaranteed Income Benefit, the Guaranteed Income Benefit will never come into effect. If the Guaranteed Income Benefit is paid, it will be paid with the same frequency as your Regular Income Payment. If your Regular Income Payment is less than the Guaranteed Income Benefit, we will reduce the Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the Guaranteed Income Benefit (in other words, Guaranteed Income Benefit payments reduce the Account Value by the entire amount of the Guaranteed Income Benefit payment). (Regular Income Payments also reduce the Account Value.) This payment will be made from the variable Subaccounts and the fixed account proportionately, according to your investment allocations.
If your Account Value reaches zero as a result of payments to provide the Guaranteed Income Benefit, we will continue to pay you an amount equal to the Guaranteed Income Benefit. If your Account Value reaches zero, your Access Period will end and your Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled, and will reduce your Death Benefit. If your Account Value equals zero, no Death Benefit will be paid. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:

i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Guaranteed Income Benefit	$810
Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
The Contractowner receives an amount equal to the Guaranteed Income Benefit. The entire amount of the Guaranteed Income Benefit is deducted from the Account Value.
The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. For nonqualified contracts, the step-up will occur annually on the first Valuation Date on or after each Periodic Income Commencement Date anniversary starting on the first Periodic Income Commencement Date anniversary. For qualified contracts, the step-up will occur annually on the Valuation Date of the first periodic income payment of each calendar year. The first step-up is the Valuation Date of the first periodic income payment in the next calendar year following the Periodic Income Commencement Date.
The following example illustrates how the initial Guaranteed Income Benefit is calculated for a 60-year old Contractowner with a nonqualified contract, and how a step-up would increase the Guaranteed Income Benefit in a subsequent year. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 4.0% for a 60-year old (single life) per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections table above. The example also assumes that the Account Value has increased due to positive investment returns resulting in a higher recalculated Regular Income Payment. See The Contracts – i4LIFE® Advantage – Regular Income Payments during the Access Period for a discussion of recalculation of the Regular Income Payment.
8/1/2014 Amount of initial Regular Income Payment	$4,801
8/1/2014 Account Value at election of Guaranteed Income Benefit	$100,000
8/1/2014 Initial Guaranteed Income Benefit (4.0% x $100,000 Account Value)	$4,000
8/1/2015 Recalculated Regular Income Payment	$6,000
8/1/2015 Guaranteed Income Benefit after step-up (75% of $6,000)	$4,500
The Contractowner’s Guaranteed Income Benefit was increased to 75% of the recalculated Regular Income Payment.
The next section describes any differences in how the Guaranteed Income Benefit works for Guaranteed Income Benefit (version 3), Guaranteed Income Benefit (version 2) and Guaranteed Income Benefit (version 1). All other features of the Guaranteed Income Benefit not discussed below are the same as in Guaranteed Income Benefit (version 4).
Guaranteed Income Benefit (version 3). Guaranteed Income Benefit (version 3) was available for purchase on or after January 20, 2009 to December 31, 2010 (unless version 3 is available for election at any time per the terms of your Living Benefit Rider). For Guaranteed Income Benefit (version 3) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.
The Guaranteed Income Benefit will automatically step up every year to 75% of the current Regular Income Payment, if that result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every Periodic Income Commencement Date anniversary during a 5-year step-up period. At the end of a step-up period you may elect a new step-up period by submitting a written request to the Servicing Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
Guaranteed Income Benefit (version 2). Guaranteed Income Benefit (version 2) was available for election prior to January 20, 2009 (unless version 2 is available for election at any time per the terms of your Living Benefit Rider). For Guaranteed Income Benefit (version 2) the Guaranteed Income Benefit is initially equal to 75% of the Regular Income Payment (which is based on your Account Value as defined in the i4LIFE® Advantage rider section) in effect at the time the Guaranteed Income Benefit is elected.
The Guaranteed Income Benefit will automatically step-up every three years on the Periodic Income Commencement Date anniversary to 75% of the current Regular Income Payment, if the result is greater than the immediately prior Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary during a 15-year step-up period. At the end of a step-up period, you may elect a new 15-year step-up period by submitting a written request to the Servicing Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that we administer this election for you.
Guaranteed Income Benefit (version 1). If you have Guaranteed Income Benefit (version 1), your Guaranteed Income Benefit will not step-up on an anniversary, but will remain level. This version is no longer available for election.

The next section describes certain guarantees in Living Benefit Riders relating to the election of the Guaranteed Income Benefit.
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk). Contractowners who elect Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may decide to terminate Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) and purchase i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) in accordance with the same terms set out above for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). If this decision is made, the Contractowner can use the greater of the Income Base under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, or the Account Value to establish the Guaranteed Income Benefit under i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) who wait until after the 5th Benefit Year anniversary may elect i4LIFE® Advantage Guaranteed Income Benefit until age 99 for nonqualified contracts and 85 for qualified contracts.
Lincoln Market SelectSM Advantage. Contractowners who purchase Lincoln Market SelectSM Advantage are guaranteed the right, in the future, to elect i4LIFE® Advantage Guaranteed Income Benefit (version 4) even if it is no longer available for purchase. They are also guaranteed that the Guaranteed Income Benefit percentages and Access Period requirements will be at least as favorable as those available at the time they purchased Lincoln Market SelectSM Advantage.
If this election is made, you can use the greater of the Income Base under Lincoln Market SelectSM Advantage reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the Account Value to establish the Guaranteed Income Benefit under i4LIFE® Advantage Guaranteed Income Benefit (version 4). The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base) based on your age (or the age of the younger life under the joint life option) at the time the Guaranteed Income Benefit is elected. The initial Guaranteed Income Benefit will be lower if you took your first withdrawal (either a Guaranteed Annual Income withdrawal or Excess Withdrawal) or elected i4LIFE® Advantage Guaranteed Income Benefit prior to the fifth Benefit Year anniversary of the Lincoln Market SelectSM Advantage rider.
The specific percentages and the corresponding age-bands for this rider are outlined on the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above. Prior to the fifth Benefit Year anniversary, Table A will be used to determine the Guaranteed Income Benefit amount. If you take a withdrawal (either a Guaranteed Annual Income withdrawal or an Excess Withdrawal) or begin receiving Regular Income Payments under i4LIFE® Advantage Guaranteed Income Benefit, prior to the fifth Benefit Year anniversary, Table A will always be used to establish the Guaranteed Income Benefit. On or after the fifth Benefit Year anniversary, as long as no withdrawals occurred prior to the fifth Benefit Year anniversary, Table B will always be used.
Lincoln Lifetime IncomeSM Advantage 2.0. Contractowners who purchase Lincoln Lifetime IncomeSM Advantage 2.0 are guaranteed the ability in the future to purchase i4LIFE® Advantage Guaranteed Income Benefit (version 4) even if it is no longer available for purchase. They are also guaranteed that the Guaranteed Income Benefit percentages and Access Period requirements will be at least as favorable as those available at the time they purchased Lincoln Lifetime IncomeSM Advantage 2.0. See The Contracts - Living Benefit Riders - Lincoln Lifetime IncomeSM Advantage 2.0.
Contractowners with an active Lincoln Lifetime IncomeSM Advantage 2.0 rider may decide to terminate Lincoln Lifetime IncomeSM Advantage 2.0 and purchase i4LIFE® Advantage Guaranteed Income Benefit (version 4). If this decision is made, the Contractowner can use the Lincoln Lifetime IncomeSM Advantage 2.0 Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or since the rider’s effective date (if there has not been an Automatic Annual Step-up) if greater than the Account Value to establish the Guaranteed Income Benefit at the terms in effect for purchasers of this rider. If the Contractowner terminates Lincoln Lifetime IncomeSM Advantage 2.0 and purchases i4LIFE® Advantage Guaranteed Income Benefit (version 4) on the last day the Contractowner is eligible to purchase i4LIFE® Advantage, the Contractowner may also use the current Guaranteed Annual Income amount, if higher, to establish the initial Guaranteed Income Benefit. This decision must be made by the maximum age to elect i4LIFE® Advantage, which is age 95 for nonqualified contracts and age 80 for qualified contracts. Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to May 21, 2012 who have waited until after the 5th Benefit Year anniversary may elect i4LIFE® Advantage Guaranteed Income Benefit until age 99 for nonqualified contracts and 85 for qualified contracts.
Lincoln SmartSecurity® Advantage. Contractowners who purchased Lincoln SmartSecurity® Advantage may elect the Guaranteed Income Benefit version currently available to them. The remaining Guaranteed Amount (if greater than the Account Value) at the time the initial Guaranteed Income Benefit is determined, will be used to calculate the Guaranteed Income Benefit. The initial Guaranteed Income Benefit will be equal to the applicable percentage based on the age of the younger of the Contractowner and the Secondary Life (joint life), at the time the Guaranteed Income Benefit is elected, multiplied by the remaining Guaranteed Amount. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above.
The following is an example of how the Guaranteed Amount from Lincoln SmartSecurity® Advantage or the Income Base from Lincoln Lifetime IncomeSM Advantage 2.0 may be used to calculate the i4LIFE® Advantage Guaranteed Income Benefit (version 4). The example assumes that on the date that i4LIFE® Advantage Guaranteed Income Benefit (version 4) is elected the Contractowner is 70 years of age and has made no withdrawals from the contract. The percentage of the Account Value used to calculate the initial Guaranteed Income Benefit is 4.5% for a 70-year old (single life) per the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit table above. The example assumes an annual payment mode has been elected.

Account Value (equals Contract Value on date i4LIFE® Advantage Guaranteed Income Benefit (version 4) is elected)	$100,000
Guaranteed Amount/Income Base on date i4LIFE® Advantage Guaranteed Income Benefit (version 4) is elected	$140,000
Amount of initial Regular Income Payment	$5,411	per year
Initial Guaranteed Income Benefit (4.5% x $140,000 Guaranteed Amount/Income Base which is greater than $100,000 Account Value)	$6,300
4LATER® Advantage (Managed Risk). Contractowners who elect 4LATER® Advantage (Managed Risk) must elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) in accordance with the same terms set out above for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk). When this decision is made, the Contractowner can use the greater of the Income Base under 4LATER® Advantage (Managed Risk) or the Account Value to calculate the amount of the initial Guaranteed Income Benefit. All other provisions of i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) apply.
Lincoln Lifetime IncomeSM Advantage. Contractowners who purchased Lincoln Lifetime IncomeSM Advantage are guaranteed that they may use the remaining Guaranteed Amount (if greater than the Account Value) at the time the Guaranteed Income Benefit is determined, to increase the Guaranteed Income Benefit (version 2 or version 3 only). The Guaranteed Income Benefit will be increased by the ratio of the remaining Guaranteed Amount to the Contract Value at the time the initial i4LIFE® Advantage payment is calculated. In other words, the Guaranteed Income Benefit will equal 75% of the initial Regular Income Payment times the remaining Guaranteed Amount divided by the Contract Value, if the Guaranteed Amount is greater than the Contract Value. See the Lincoln Lifetime IncomeSM Advantage – i4LIFE® Advantage Option section for an example of calculation of the Guaranteed Income Benefit using the purchased Lincoln Lifetime IncomeSM Advantage Guaranteed Amount.
Contractowners who purchased Lincoln Lifetime IncomeSM Advantage may also choose to terminate Lincoln Lifetime IncomeSM Advantage to purchase the version of the Guaranteed Income Benefit that is then currently available; however, only the Account Value and not the Guaranteed Amount will be used to establish the Guaranteed Income Benefit. For Guaranteed Income Benefit (version 4), the initial Guaranteed Income Benefit will be equal to the applicable percentage, which is based on the age of either the Contractowner (single life option) or the youngest age of either the Contractowner or Secondary Life (joint life option) at the time the Guaranteed Income Benefit is elected, multiplied by the Account Value. The applicable percentage is found in the Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections table above.
Impacts to i4LIFE® Advantage Regular Income Payments. When you select the i4LIFE® Advantage Guaranteed Income Benefit, certain restrictions will apply to your contract:
•	A 4% AIR will be used to calculate the Regular Income Payments;
•	The minimum Access Period required for Guaranteed Income Benefit (version 4) is the longer of 20 years (15 years for versions 2 and 3) or the difference between your age (nearest birthday) and age 100 (age 90 for version 4 prior to May 21, 2012; age 85 for versions 2 and 3). The minimum Access Period required for i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) is the longer of 20 years or the difference between your age (nearest birthday) and age 90. We may change this Access Period requirement prior to election of the Guaranteed Income Benefit. Different minimum Access Period requirements may apply if you use the greater of the Account Value or Income Base (less amounts paid since the last automatic step-up) under Lincoln Lifetime IncomeSM Advantage 2.0, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or 4LATER® Advantage (Managed Risk) to calculate the Guaranteed Income Benefit as set forth below:

Minimum Access Period
	Elections of i4LIFE® Advantage prior to the 5th Benefit Year anniversary	Elections of i4LIFE® Advantage on and after the 5th Benefit Year anniversary
Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 on or after April 2, 2012	Longer of 20 years or the difference between your age and age 100	Longer of 20 years or the difference between your age and age 95
Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) Purchasers of 4LATER® Advantage (Managed Risk) Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012	Longer of 20 years or the difference between your age and age 90	Longer of 15 years or the difference between your age and age 85

•	The maximum Access Period available is to age 115 for nonqualified contracts; to age 100 for qualified contracts.

If you choose to lengthen your Access Period (which must be increased by a minimum of 5 years), your Regular Income Payment will be reduced. For versions 1, 2 and 3 of the Guaranteed Income Benefit, an extension of your Access Period will also reduce your i4LIFE® Advantage Guaranteed Income Benefit in proportion to the reduction in the Regular Income Payment. This reduction of the i4LIFE® Advantage Guaranteed Income Benefit does not apply to Guaranteed Income Benefit (Managed Risk) or Guaranteed Income Benefit (version 4). If you choose to shorten your Access Period, i4LIFE® Advantage Guaranteed Income Benefit will terminate. Refer to the example in the 4LATER® Guaranteed Income Benefit section of this prospectus.
The i4LIFE® Advantage Guaranteed Income Benefit will terminate due to any of the following events:
•	the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency; or
•	upon written notice from the Contractowner to us; or
•	assignment of the contract; or
•	failure to comply with Investment Requirements.
A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the i4LIFE® Advantage Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified. However, if you used the greater of the Account Value or Income Base under Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), Lincoln Market SelectSM Advantage, Lincoln Lifetime IncomeSM Advantage 2.0 or 4LATER® Advantage (Managed Risk) to establish the Guaranteed Income Benefit, any termination of the Guaranteed Income Benefit will also result in a termination of the i4LIFE® Advantage election. If you used your Lincoln Lifetime IncomeSM Advantage Guaranteed Amount to establish the Guaranteed Income Benefit, you must keep i4LIFE® Advantage and the Guaranteed Income Benefit in effect for at least 3 years. If you terminate the i4LIFE® Advantage Guaranteed Income Benefit you may be able to re-elect it, if available, after one year. The election will be treated as a new purchase, subject to the terms and charges in effect at the time of election and the i4LIFE® Advantage Regular Income Payment will be recalculated. The i4LIFE® Advantage Guaranteed Income Benefit will be based on the Account Value at the time of the election.
Availability. The Guaranteed Income Benefit is available with nonqualified and qualified (IRAs and Roth IRAs) contracts. The Contractowner must be under age 96 for nonqualified contracts and under age 81 for qualified contracts at the time this rider is elected. Guaranteed Income Benefit (Managed Risk) and Guaranteed Income Benefit (version 4) are the only versions of the Guaranteed Income Benefit currently available for election unless you are guaranteed the right to elect a prior version under the terms of your Living Benefit Rider.
Withdrawals. You may request a withdrawal at any time prior to or during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent Regular Income Payments and Guaranteed Income Benefit payments, if applicable, will be recalculated. The Guaranteed Income Benefit is reduced proportionately. Withdrawals may have tax consequences. See Federal Tax Matters. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The Interest Adjustment may apply.
The following example demonstrates the impact of a withdrawal on the Regular Income Payments and the Guaranteed Income Benefit payments:
i4LIFE® Regular Income Payment before additional withdrawal	$1,200
Guaranteed Income Benefit before additional withdrawal	$900
Account Value at time of additional withdrawal	$150,000
Additional withdrawal	$15,000	(a 10% withdrawal)
Reduction in Guaranteed Income Benefit for additional withdrawal = $900 x 10% = $90
Guaranteed Income Benefit after additional withdrawal = $900 - $90 = $810
Surrender. At any time prior to or during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further Regular Income Payments will be made. Withdrawals are subject to any applicable surrender charges except when amounts may be withdrawn free of surrender charges. See Charges and Other Deductions. The Interest Adjustment may apply.
Termination. You may terminate i4LIFE® Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next Valuation Date after we receive the notice.
For IRA annuity contracts, upon termination, the i4LIFE® Advantage charge will end and the Separate Account Annual Expenses for the Death Benefit you have elected will resume. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.

For nonqualified contracts, your i4LIFE® Advantage Death Benefit will terminate, and the Account Value Death Benefit will be in effect. The i4LIFE® Advantage charge will end, and the charge for the Account Value Death Benefit will begin. All earnings in the contract will be subject to income taxation in the year of the termination. A termination will be treated as a surrender for income tax purposes. If you choose to keep your underlying contract in force, this transaction will be treated as a repurchase for purposes of calculating future income taxes. Your Contract Value upon termination will be equal to the Account Value on the Valuation Date we terminate i4LIFE® Advantage.
4LATER® Advantage
The 4LATER® Advantage rider is no longer available for purchase.
4LATER® Advantage (or “4LATER®”) is a rider that protects against market loss by providing you with a method to receive a minimum payout from your annuity. The rider provides an Income Base (described below) prior to the time you begin taking payouts from your annuity. If you elected 4LATER® Advantage, you must elect i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit to receive a benefit from 4LATER® Advantage. Election of these riders may limit how much you can invest in certain Subaccounts. See The Contracts – Investment Requirements. See Charges and Other Deductions for a discussion of the 4LATER® Advantage charge.
4LATER® Advantage Before Payouts Begin
The following discussion applies to 4LATER® Advantage during the accumulation phase of your annuity, referred to as 4LATER®. This is prior to the time any payouts begin under i4LIFE® Advantage with the 4LATER® Guaranteed Income Benefit.
Income Base. The Income Base is a value established when you purchase 4LATER® and will only be used to calculate the minimum payouts available under your contract at a later date. The Income Base is not available for withdrawals or as a Death Benefit. If you elect 4LATER® at the time you purchase the contract, the Income Base initially equals the Purchase Payments. If you elect 4LATER® after we issue the contract, the Income Base will initially equal the Contract Value on the 4LATER® effective date. Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payments . After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Servicing Office approval. Additional Purchase Payments will not be allowed if the Contract Value is zero. Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
As described below, during the accumulation phase, the Income Base will be automatically enhanced by 15% (adjusted for additional Purchase Payments and withdrawals as described in the Future Income Base section below) at the end of each Waiting Period. In addition, after the Initial Waiting Period, you may elect to reset your Income Base to the current Contract Value if your Contract Value has grown beyond the 15% enhancement. You may elect this reset on your own or you may choose to have Lincoln New York automatically reset the Income Base for you at the end of each Waiting Period. These reset options are discussed below. Then, when you are ready to elect i4LIFE® Advantage and establish the 4LATER® Guaranteed Income Benefit, the Income Base (if higher than the Contract Value) is used in the 4LATER® Advantage Guaranteed Income Benefit calculation.
Waiting Period. The Waiting Period is each consecutive 3-year period which begins on the 4LATER® Effective Date, or on the date of any reset of the Income Base to the Contract Value. At the end of each completed Waiting Period, the Income Base is increased by 15% (as adjusted for Purchase Payments and withdrawals) to equal the Future Income Base as discussed below. The Waiting Period is also the amount of time that must pass before the Income Base can be reset to the current Contract Value. A new Waiting Period begins after each reset and must be completed before the next 15% enhancement or another reset occurs.
Future Income Base. 4LATER® provides a 15% automatic enhancement to the Income Base after a 3-year Waiting Period. This enhancement will continue every 3 years until i4LIFE® Advantage is elected, you terminate 4LATER® or you reach the Maximum Income Base. See Maximum Income Base. During the Waiting Period, the Future Income Base is established to provide the value of this 15% enhancement on the Income Base. After each 3-year Waiting Period is satisfied, the Income Base is increased to equal the value of the Future Income Base. The 4LATER® charge will then be assessed on this newly adjusted Income Base, but the charge rate will not change.
Any Purchase Payment made after the 4LATER® Effective Date, but within 90 days of the contract effective date, will increase the Future Income Base by the amount of the Purchase Payment, plus 15% of that Purchase Payment.
Example:

Initial Purchase Payment	$100,000
Purchase Payment 60 days later	$10,000
Income Base	$110,000
Future Income Base (during the 1st Waiting Period)	$126,500	($110,000 x 115%)
Income Base (after 1st Waiting Period)	$126,500
New Future Income Base (during 2nd Waiting Period)	$145,475	($126,500 x 115%)
Any Purchase Payments made after the 4LATER® Effective Date and more than 90 days after the contract effective date will increase the Future Income Base by the amount of the Purchase Payment plus 15% of that Purchase Payment proportionately for the number of full years remaining in the current Waiting Period.
Example:
Income Base	$100,000
Purchase Payment in Year 2	$10,000
New Income Base	$110,000
Future Income Base (during 1st Waiting Period-Year 2)	$125,500	($100,000 x 115%) +
		($10,000 x 100%) +
		($10,000 x 15% x 1/3)
Income Base (after 1st Waiting Period)	$125,500
New Future Income Base (during 2nd Waiting Period)	$144,325	(125,500 x 115%)
Withdrawals reduce the Future Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
During any subsequent Waiting Periods, if you elect to reset the Income Base to the Contract Value, the Future Income Base will equal 115% of the Contract Value on the date of the reset and a new Waiting Period will begin. See Resets of the Income Base to the current Contract Value below.
In all situations, the Future Income Base is subject to the Maximum Income Base described below. The Future Income Base is never available to the Contractowner to establish a 4LATER® Advantage Guaranteed Income Benefit, but is the value the Income Base will become at the end of the Waiting Period.
Maximum Income Base. The Maximum Income Base is equal to 200% of the Income Base on the 4LATER® Effective Date. The Maximum Income Base will be increased by 200% of any additional Purchase Payments. In all circumstances, the Maximum Income Base can never exceed $10,000,000. This maximum takes into consideration the combined guaranteed amounts from any Living Benefit Riders under all Lincoln New York contracts (or contracts issued by our affiliates) owned by you or on which you are the Annuitant.
After a reset to the current Contract Value, the Maximum Income Base will equal 200% of the Contract Value on the Valuation Date of the reset not to exceed $10,000,000.
Each withdrawal will reduce the Maximum Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal.
Example:
Income Base	$100,000	Maximum Income Base	$200,000
Purchase Payment in Year 2	$ 10,000	Increase to Maximum Income Base	$ 20,000
New Income Base	$110,000	New Maximum Income Base	$220,000
Future Income Base after Purchase Payment	$125,500	Maximum Income Base	$220,000
Income Base (after 1st Waiting Period)	$125,500
Future Income Base (during 2nd Waiting Period)	$144,325	Maximum Income Base	$220,000
Contract Value in Year 4	$112,000
Withdrawal of 10%	$ 11,200
After Withdrawal (10% adjustment)
Contract Value	$100,800
Income Base	$112,950
Future Income Base	$129,892	Maximum Income Base	$198,000
Resets of the Income Base to the current Contract Value (“Resets”). You may elect to reset the Income Base to the current Contract Value at any time after the initial Waiting Period following: (a) the 4LATER® Effective Date or (b) any prior reset of the Income Base.

Resets are subject to a maximum of $10,000,000 and the Annuitant must be under age 81. You might consider resetting the Income Base if your Contract Value has increased above the Income Base (including the 15% automatic enhancements) and you want to lock-in this increased amount to use when setting the Guaranteed Income Benefit. If the Income Base is reset to the Contract Value, the 15% automatic enhancement will not apply until the end of the next Waiting Period.
This reset may be elected by sending a written request to our Servicing Office or by specifying at the time of purchase that you would like us to administer this reset election for you. If you want us to administer this reset for you, at the end of each 3-year Waiting Period, if the Contract Value is higher than the Income Base (after the Income Base has been reset to the Future Income Base), we will implement this election and the Income Base will be equal to the Contract Value on that date. We will notify you that a reset has occurred. This will continue until you elect i4LIFE® Advantage, the Annuitant reaches age 81, or you reach the Maximum Income Base. If we administer this reset election for you, you have 30 days after the election to notify us if you wish to reverse this election and have your Income Base increased to the Future Income Base instead. You may wish to reverse this election if you are not interested in the increased charge. If the Contract Value is less than the Income Base on any reset date, we will not administer this reset. We will not attempt to administer another reset until the end of the next 3-year Waiting Period; however, you have the option to request a reset during this period by sending a written request to our Servicing Office.
At the time of the reset, a new Waiting Period will begin. Subsequent resets may be elected at the end of each new Waiting Period. The reset will be effective on the next Valuation Date after notice of the reset is approved by us.
We reserve the right to restrict resets to Benefit Year anniversaries. The Benefit Year is the 12-month period starting with the 4LATER® Effective Date and starting with each anniversary of the 4LATER® Effective Date after that. If the Contractowner elects to reset the Income Base, the Benefit Year will begin on the effective date of the reset and each anniversary of the effective date of the reset after that.
Eligibility. To have purchased 4LATER® Advantage, the Annuitant must have been age 80 or younger. If you plan to elect i4LIFE® Advantage within three years of the issue date of 4LATER® Advantage, you will not receive the benefit of the Future Income Base. i4LIFE® Advantage with 4LATER® Guaranteed Income Benefit must be elected by age 85 for qualified contracts or age 99 for nonqualified contracts.
4LATER® Rider Effective Date. If 4LATER® was elected at contract issue, then it became effective on the contract's effective date. If 4LATER® was elected after the contract was issued, then it became effective on the next Valuation Date following approval by us.
4LATER® Guaranteed Income Benefit
When you are ready to elect i4LIFE® Advantage Regular Income Payments, the greater of the Income Base accumulated under 4LATER® or the Contract Value will be used to calculate the 4LATER® Guaranteed Income Benefit. The 4LATER® Guaranteed Income Benefit is a minimum payout floor for your i4LIFE® Advantage Regular Income Payments. See Charges and Other Deductions for a discussion of the 4LATER® Guaranteed Income Benefit charge.
The Guaranteed Income Benefit will be determined by dividing the greater of the Income Base or Contract Value (or Guaranteed Amount if applicable) on the Periodic Income Commencement Date, by 1,000 and multiplying the result by the rate per $1,000 from the Guaranteed Income Benefit Table in your 4LATER® rider. If the Contract Value is used to establish the 4LATER® Guaranteed Income Benefit, this rate provides a Guaranteed Income Benefit not less than 75% of the initial i4LIFE® Advantage Regular Income Payment (which is also based on the Contract Value). If the Income Base is used to establish the Guaranteed Income Benefit (because it is larger than the Contract Value), the resulting Guaranteed Income Benefit will be more than 75% of the initial i4LIFE® Advantage Regular Income Payment.
If the amount of your i4LIFE® Advantage Regular Income Payment (which is based on your i4LIFE® Advantage Account Value) has fallen below the 4LATER® Guaranteed Income Benefit, because of poor investment results, a payment equal to the 4LATER® Guaranteed Income Benefit is the minimum payment you will receive. If the 4LATER® Guaranteed Income Benefit is paid, it will be paid with the same frequency as your i4LIFE® Advantage Regular Income Payment. If your Regular Income Payment is less than the 4LATER® Guaranteed Income Benefit, we will reduce your i4LIFE® Advantage Account Value by the Regular Income Payment plus an additional amount equal to the difference between your Regular Income Payment and the 4LATER® Guaranteed Income Benefit. This withdrawal from your Account Value will be made from the Subaccounts and the fixed account proportionately according to your investment allocations.
The following example illustrates how poor investment performance, which results in a Guaranteed Income Benefit payment, affects the i4LIFE® Account Value:

i4LIFE® Account Value before market decline	$135,000
i4LIFE® Account Value after market decline	$100,000
Guaranteed Income Benefit	$810
Regular Income Payment after market decline	$769
Account Value after market decline and Guaranteed Income Benefit payment	$99,190
If your Account Value reaches zero as a result of withdrawals to provide the 4LATER® Guaranteed Income Benefit, we will continue to pay you an amount equal to the 4LATER® Guaranteed Income Benefit.
When your Account Value reaches zero, your i4LIFE® Advantage Access Period will end and the i4LIFE® Advantage Lifetime Income Period will begin. Additional amounts withdrawn from the Account Value to provide the 4LATER® Guaranteed Income Benefit may terminate your Access Period earlier than originally scheduled and will reduce your Death Benefit. See i4LIFE® Advantage Death Benefits. After the Access Period ends, we will continue to pay the 4LATER® Guaranteed Income Benefit for as long as the Annuitant (or the Secondary Life, if applicable) is living (i.e., the i4LIFE® Advantage Lifetime Income Period). If your Account Value equals zero, no Death Benefit will be paid.
If the market performance in your contract is sufficient to provide Regular Income Payments at a level that exceeds the 4LATER® Guaranteed Income Benefit, the 4LATER® Guaranteed Income Benefit will never come into effect.
The 4LATER® Advantage Guaranteed Income Benefit will automatically step-up every three years to 75% of the then current Regular Income Payment, if that result is greater than the immediately prior 4LATER® Guaranteed Income Benefit. The step-up will occur on every third Periodic Income Commencement Date anniversary for 15 years. At the end of a 15-year step-up period, the Contractowner may elect a new 15-year step-up period by submitting a written request to the Servicing Office. If you prefer, when you start the Guaranteed Income Benefit, you can request that Lincoln New York administer this election for you.
Additional Purchase Payments cannot be made to your contract after the Periodic Income Commencement Date. The 4LATER® Guaranteed Income Benefit is reduced by withdrawals (other than Regular Income Payments) in the same proportion that the withdrawals reduce the Account Value. You may want to discuss the impact of additional withdrawals with your registered representative.
Impacts to i4LIFE® Advantage Regular Income Payments. At the time you elect i4LIFE® Advantage, you also select the Access Period. See i4LIFE® Advantage – Access Period. Generally, shorter Access Periods will produce a higher initial i4LIFE® Advantage Regular Income Payment and higher Guaranteed Income Benefit payments than longer Access Periods. The minimum Access Period required with the 4LATER® Guaranteed Income Benefit currently is the longer of 15 years or the difference between your current age (nearest birthday) and age 85. We reserve the right to increase this minimum prior to election of 4LATER® Advantage, subject to the terms in your rider. (Note: i4LIFE® Advantage may allow a shorter Access Period if a Guaranteed Income Benefit is not provided.)
If you choose to lengthen your Access Period at a later date, thereby recalculating and reducing your Regular Income Payment, your 4LATER® Guaranteed Income Benefit will also be recalculated and reduced. The 4LATER® Guaranteed Income Benefit will be adjusted in proportion to the reduction in the Regular Income Payment. If you choose to shorten your Access Period, the 4LATER® rider will terminate.
When you make your 4LATER® Guaranteed Income Benefit and i4LIFE® Advantage elections, you must also choose an AIR of 4% to calculate your i4LIFE® Advantage Regular Income Payments. Once you have elected 4LATER®, the AIR rate will not change.
The following is an example of what happens when you extend the Access Period:
Assume:
i4LIFE® Advantage remaining Access Period = 10 years
Current i4LIFE® Advantage Regular Income Payment = $6,375
Current 4LATER® Guaranteed Income Benefit = $5,692
Extend Access Period 5 years:
i4LIFE® Advantage Regular Income Payment after extension = $5,355
Percentage change in i4LIFE® Advantage Regular Income Payment = $5,355 ÷ $6,375 = 84%
New 4LATER® Guaranteed Income Benefit = $5,692 x 84% = $4,781
Termination. After the later of the third anniversary of the 4LATER® rider Effective Date or the most recent Reset, the 4LATER® rider may be terminated upon written notice to us. Prior to the Periodic Income Commencement Date, 4LATER® will automatically terminate upon any of the following events:
•	termination of the contract to which the 4LATER® rider is attached;
•	the change of or the death of the Annuitant (except if the surviving spouse assumes ownership of the contract and the role of the Annuitant upon death of the Contractowner); or

•	the change of Contractowner (except if the surviving spouse assumes ownership of the contract and the role of Annuitant upon the death of the Contractowner), including the assignment of the contract; or
•	the last day that you can elect i4LIFE® Advantage (age 85 for qualified contracts and age 99 for nonqualified contracts).
After the Periodic Income Commencement Date, the 4LATER® rider will terminate due to any of the following events:
•	the death of the Annuitant (or the later of the death of the Annuitant or Secondary Life if a joint payout was elected); or
•	a Contractowner requested decrease in the Access Period or a change to the Regular Income Payment frequency.
A termination due to a decrease in the Access Period, a change in the Regular Income Payment frequency, or upon written notice from the Contractowner will be effective as of the Valuation Date on the next Periodic Income Commencement Date anniversary. Termination will be only for the 4LATER® Guaranteed Income Benefit and not the i4LIFE® Advantage election, unless otherwise specified.
If you terminate 4LATER® prior to the Periodic Income Commencement Date, you must wait one year before you can elect another Living Benefit Rider. If you terminate the 4LATER® rider on or after the Periodic Income Commencement Date, you cannot re-elect it. You may be able to elect any available version of the Guaranteed Income Benefit after one year. The Guaranteed Income Benefit will be based on the Account Value at the time of the election. The election of one of these benefits, if available, will be treated as a new purchase, subject to the terms and charges in effect at the time of election.
Annuity Payouts
When you apply for a contract, you may select any Annuity Commencement Date permitted by law, which is usually on or before the Annuitant's 99th birthday. Your broker-dealer may recommend that you annuitize at an earlier age. As an alternative, Contractowners with Lincoln SmartSecurity® Advantage may elect to annuitize their Guaranteed Amount under the Guaranteed Amount Annuity Payment Option. Contractowners with Lincoln Lifetime IncomeSM Advantage may elect the Maximum Annual Withdrawal Amount Annuity Payout Option. Contractowners with any version of Lincoln Lifetime IncomeSM Advantage 2.0 or Lincoln Market SelectSM Advantage may elect to annuitize their Income Base under the Guaranteed Annual Income Amount Annuity Payout Option.
The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, a fixed basis or a combination of both as you specify. The contract provides that all or part of the Contract Value may be used to purchase an Annuity Payout option.
You may elect Annuity Payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any Subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.
Annuity Options
The annuity options outlined below do not apply to Contractowners who have elected i4LIFE® Advantage or any version of i4LIFE® Advantage Guaranteed Income Benefit, the Maximum Annual Withdrawal Amount Annuity Payout Option, the Guaranteed Amount Annuity Payment Option, or the Guaranteed Annual Income Amount Annuity Payout Option.
Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant and ends with the last payout before the death of the Annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a Death Benefit for Beneficiaries. However, there is the risk under this option that the recipient would receive no payouts if the Annuitant dies before the date set for the first payout; only one payout if death occurs before the second scheduled payout, and so on.
Life Annuity with Payouts Guaranteed for Designated Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the Annuitant. The designated period is selected by the Contractowner.
Joint Life Annuity. This option offers a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. However, under a joint life annuity, if both Annuitants die before the date set for the first payout, no payouts will be made. Only one payment would be made if both deaths occur before the second scheduled payout, and so on.
Joint Life Annuity with Guaranteed Period. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the Annuitant and a designated joint Annuitant. The payouts continue during the lifetime of the survivor. The designated period is selected by the Contractowner.
Joint Life and Two Thirds to Survivor Annuity. This option provides a periodic payout during the joint lifetime of the Annuitant and a designated joint Annuitant. When one of the joint Annuitants dies, the survivor receives two thirds of the periodic payout made when both were alive.
Joint Life and Two-Thirds Survivor Annuity with Guaranteed Period. This option provides a periodic payout during the joint lifetime of the Annuitant and a joint Annuitant. When one of the joint Annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the Annuitants die during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.
Unit Refund Life Annuity. This option offers a periodic payout during the lifetime of the Annuitant with the guarantee that upon death a payout will be made of the value of the number of Annuity Units (see Variable Annuity Payouts) equal to the excess, if any, of:
•	the total amount applied under this option divided by the Annuity Unit value for the date payouts begin, minus
•	the Annuity Units represented by each payout to the Annuitant multiplied by the number of payouts paid before death.
The value of the number of Annuity Units is computed on the date the death claim is approved for payment by the Servicing Office.
Life Annuity with Cash Refund. Fixed annuity benefit payments that will be made for the lifetime of the Annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made.
Under the annuity options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an Annuity Payout option as a method of paying the Death Benefit to a Beneficiary. If you do, the Beneficiary cannot change this payout option. You may change or revoke in writing to our Servicing Office, any such selection, unless such selection was made irrevocable. If you have not already chosen an Annuity Payout option, the Beneficiary may choose any Annuity Payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable.
General Information
Any previously selected Death Benefit in effect before the Annuity Commencement Date will no longer be available on and after the Annuity Commencement Date. You may change the Annuity Commencement Date, change the annuity option or change the allocation of the investment among Subaccounts up to 30 days before the scheduled Annuity Commencement Date, upon written notice to the Servicing Office. You must give us at least 30 days’ notice before the date on which you want payouts to begin. Annuity Payouts may not commence within twelve months after the effective date of the contract. We may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.
Unless you select another option, the contract automatically provides for a life annuity with Annuity Payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the Annuitant’s death (or surviving Annuitant’s death in case of joint life Annuity) will be paid to you or your Beneficiary as payouts become due after we are in receipt of:
•	proof, satisfactory to us, of the death;
•	written authorization for payment; and
•	all claim forms, fully completed.
Variable Annuity Payouts
Variable Annuity Payouts will be determined using:
•	The Contract Value on the Annuity Commencement Date, less applicable premium taxes;
•	The annuity tables contained in the contract;
•	The annuity option selected; and
•	The investment performance of the fund(s) selected.
To determine the amount of payouts, we make this calculation:
1.	Determine the dollar amount of the first periodic payout; then
2.	Credit the contract with a fixed number of Annuity Units equal to the first periodic payout divided by the Annuity Unit value; and
3.	Calculate the value of the Annuity Units each period thereafter.
Annuity Payouts assume an investment return of 3%, 4% or 5% per year, as applied to the applicable mortality table. The AIR of 5% is no longer available for new elections of i4LIFE® Advantage. You may choose your assumed interest rate at the time you elect a variable Annuity Payout on the administrative form provided by us. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payments will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.

Fixed Side of the Contract
Purchase Payments and Contract Value allocated to the fixed side of the contract become part of our general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the New York State Department of Financial Services as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.
In reliance on certain exemptions, exclusions and rules, we have not registered interests in the general account as a security under the Securities Act of 1933 and have not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. We have been advised that the staff of the SEC has not made a review of the disclosures which are included in this prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.
We guarantee an annual effective interest rate of not less than 1.50% per year on amounts held in a fixed account.
ANY INTEREST IN EXCESS OF 1.50% (OR THE GUARANTEED MINIMUM INTEREST RATE STATED IN YOUR CONTRACT) WILL BE DECLARED IN ADVANCE AT OUR SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF THE MINIMUM INTEREST RATE WILL BE DECLARED. Any amount surrendered, withdrawn from or transferred out of a fixed account prior to the expiration of the Guaranteed Period is subject to the Interest Adjustment. This may reduce your value upon surrender, withdrawal or transfer, but will not reduce the amount below the value it would have had if 1.50% (or the guaranteed minimum interest rate for your contract) interest had been credited to the fixed account.
Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting Purchase Payments or transfers into the fixed side of the contract at any time. At this time, the fixed account is available for dollar cost averaging only. Please contact your registered representative for further information.
Guaranteed Periods
The fixed account is divided into separate Guaranteed Periods, which credit guaranteed interest.
You may allocate Purchase Payments to one or more Guaranteed Periods of 1 to 10 years. We may add Guaranteed Periods or discontinue accepting Purchase Payments into one or more Guaranteed Periods at any time. The minimum amount of any Purchase Payment that can be allocated to a Guaranteed Period is $2,000. Each Purchase Payment allocated to the fixed account will start its own Guaranteed Period and will earn a guaranteed interest rate. The duration of the Guaranteed Period affects the guaranteed interest rate of the fixed account. A Guaranteed Period ends on the date after the number of calendar years in the Guaranteed Period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the Guaranteed Period. Amounts surrendered, transferred or withdrawn prior to the end of the Guaranteed Period will be subject to the Interest Adjustment. Each Guaranteed Period Purchase Payment will be treated separately for purposes of determining any applicable Interest Adjustment. You may transfer amounts from the fixed account to the variable Subaccount(s) subject to the following restrictions:
•	fixed account transfers are limited to 25% of the value of that fixed account in any 12-month period; and
•	the minimum amount that can be transferred is $300 or, if less, the amount in the fixed account.
Because of these restrictions, it may take several years to transfer amounts from the fixed account to the variable Subaccounts. Any amount withdrawn from the fixed account may be subject to any applicable surrender charges, account fees and premium taxes.
We will notify the Contractowner in writing at least 45 but not more than 75 days prior to the expiration date for any Guaranteed Period amount. A new Guaranteed Period of the same duration as the previous Guaranteed Period will begin automatically at the end of the previous Guaranteed Period, unless we receive, prior to the end of a Guaranteed Period, a written election by the Contractowner. The written election may request the transfer of the Guaranteed Period amount to a different Guaranteed Period account or to a variable Subaccount from among those being offered by us. Transfers of any Guaranteed Period amount which become effective upon the date of expiration of the applicable Guaranteed Period are not subject to the limitation of twelve transfers per Contract Year or the additional fixed account transfer restrictions.
Interest Adjustment
Any surrender, withdrawal or transfer of a Guaranteed Period amount before the end of the Guaranteed Period (other than dollar cost averaging, cross-reinvestment, Maximum Annual Withdrawals under Lincoln SmartSecurity® Advantage or Regular Income Payments under i4LIFE® Advantage) will be subject to the Interest Adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the Guaranteed Period will not be subject to the Interest Adjustment. The Interest Adjustment will be applied to the amount being surrendered, withdrawn or transferred. The Interest Adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. Any transfer, withdrawal, or surrender of Contract Value from a fixed account will be increased or decreased by an Interest Adjustment, unless the transfer, withdrawal or surrender is effective:

•	during the free look period (See Return Privilege).
•	on the expiration date of a Guaranteed Period.
•	as a result of the death of the Contractowner or Annuitant.
•	subsequent to the diagnosis of a terminal illness of the Contractowner. Diagnosis of the terminal illness must be after the effective date of the contract and result in a life expectancy of less than one year, as determined by a qualified professional medical practitioner.
•	subsequent to the admittance of the Contractowner into an accredited nursing home or equivalent health care facility. Admittance into such facility must be after the effective date of the contract and continue for 90 consecutive days prior to the surrender or withdrawal.
•	subsequent to the permanent and total disability of the Contractowner if such disability begins after the effective date of the contract and prior to the 65th birthday of the Contractowner.
•	upon annuitization of the contract.
These provisions may not be applicable to your contract or available in your state. Please check with your registered representative regarding the availability of these provisions.
In general, the Interest Adjustment reflects the relationship between the yield rate in effect at the time a Purchase Payment is allocated to a Guaranteed Period under the contract and the yield rate in effect at the time of the Purchase Payment’s surrender, withdrawal or transfer. It also reflects the time remaining in the Guaranteed Period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the Purchase Payment was allocated, then the application of the Interest Adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the Purchase Payment, then the application of the Interest Adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.
The Interest Adjustment is calculated by multiplying the transaction amount by:
(1+A)[n]	–1
(1+B)[n]

where:
A	=	yield rate for a U.S. Treasury security with time to maturity equal to the Guaranteed Period, determined at the beginning of the Guaranteed Period.
B	=	yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the Guaranteed Period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.
n	=	The number of years remaining in the Guaranteed Period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)
Straight-Line interpolation is used for periods to maturity not quoted.
See the SAI for examples of the application of the Interest Adjustment.
Small Contract Surrenders
We may surrender your contract, in accordance with New York law if:
•	your Contract Value drops below certain state specified minimum amounts ($2,000 or less) for any reason, including if your Contract Value decreases due to the performance of the Subaccounts you selected;
•	no Purchase Payments have been received for three (3) full, consecutive Contract Years; and
•	the annuity benefit at the Annuity Commencement Date would be less than $20.00 per month.
At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional Purchase Payments to bring your Contract Value above the minimum level to avoid surrender. If we surrender your contract, we will not assess any surrender charge. We will not surrender your contract if you are receiving guaranteed payments from us under one of the Living Benefit Riders.
Delay of Payments
Contract proceeds from the VAA will be paid within seven days, except:
•	when the NYSE is closed (other than weekends and holidays);
•	times when market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or
•	when the SEC so orders to protect Contractowners.

If, pursuant to SEC rules, an underlying money market fund suspends payment of redemption proceeds in connection with a liquidation of the fund, we will delay payment of any transfer, partial withdrawal, surrender, loan, or Death Benefit from the money market sub-account until the fund is liquidated. Payment of contract proceeds from the fixed account may be delayed for up to six months.
Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a Purchase Payment and/or deny payment of a request for transfers, withdrawals, surrenders, or Death Benefits, until instructions are received from the appropriate regulator. We also may be required to provide additional information about a Contractowner's account to government regulators.
Reinvestment Privilege
You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal and we will recredit that portion of the surrender/withdrawal charges attributable to the amount returned.
This election must be made by your written authorization to us on an approved Lincoln reinvestment form and received in our Servicing Office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this prospectus. In the case of a qualified retirement plan, a representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this prospectus are designed. The number of Accumulation Units which will be credited when the proceeds are reinvested will be based on the value of the Accumulation Unit(s) on the next Valuation Date. This computation will occur following receipt of the proceeds and request for reinvestment at the Servicing Office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions (and a Form 1099 may be issued, if applicable). Any taxable distribution that is reinvested may still be reported as taxable. You should consult a tax adviser before you request a surrender/withdrawal or subsequent reinvestment purchase.
Amendment of Contract
We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers. Any changes are subject to prior approval of your state’s insurance department (if required).
Distribution of the Contracts
Lincoln Financial Distributors, Inc. (“LFD”) serves as Principal Underwriter of this contract. LFD is affiliated with Lincoln New York and is registered as a broker-dealer with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA. The Principal Underwriter has entered into selling agreements with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corporation (collectively “LFN”), also affiliates of ours. The Principal Underwriter has also entered into selling agreements with broker-dealers that are unaffiliated with us (“Selling Firms”). While the Principal Underwriter has the legal authority to make payments to broker-dealers which have entered into selling agreements, we will make such payments on behalf of the Principal Underwriter in compliance with appropriate regulations. We also pay on behalf of LFD certain of its operating expenses related to the distribution of this and other of our contracts. The Principal Underwriter may also offer “non-cash compensation”, as defined under FINRA’s rules, which includes among other things, merchandise, gifts, marketing support, sponsorships, seminars, entertainment and travel expenses. You may ask your registered representative how he/she will personally be compensated, in whole or in part, for the sale of the contract to you or for any alternative proposal that may have been presented to you. You may wish to take such compensation payments into account when considering and evaluating any recommendation made to you in connection with the purchase of a contract. The following paragraphs describe how payments are made by us and the Principal Underwriter to various parties.
Compensation Paid to LFN. The maximum commission the Principal Underwriter pays to LFN is 7.50% of Purchase Payments. LFN may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to LFN is 7.50% of annuitized value and/or ongoing annual compensation of up to 1.00% of annuity value or statutory reserves.
Lincoln New York also pays for the operating and other expenses of LFN, including the following sales expenses: registered representative training allowances; compensation and bonuses for LFN's management team; advertising expenses; and all other expenses of distributing the contracts. LFN pays its registered representatives a portion of the commissions received for their sales of contracts. LFN registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements. In addition, LFN registered representatives who meet certain productivity, persistency and length of service standards and/or their managers may be eligible for additional compensation. Sales of the contracts may help LFN registered representatives and/or their managers qualify for such benefits. LFN registered representatives and their managers may receive other payments from us for services that do not directly involve the sale of the contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services.

Compensation Paid to Unaffiliated Selling Firms. The Principal Underwriter pays commissions to all Selling Firms. The maximum commission the Principal Underwriter pays to Selling Firms, other than LFN, is 7.50% of Purchase Payments. Some Selling Firms may elect to receive a lower commission when a Purchase Payment is made along with an earlier quarterly payment based on Contract Value for so long as the contract remains in effect. Upon annuitization, the maximum commission the Principal Underwriter pays to Selling Firms is 7.50% of annuitized value and/or ongoing annual compensation of up to 1.15% of annuity value or statutory reserves. LFD also acts as wholesaler of the contracts and performs certain marketing and other functions in support of the distribution and servicing of the contracts.
LFD may pay certain Selling Firms or their affiliates additional amounts for, among other things: (1) “preferred product” treatment of the contracts in their marketing programs, which may include marketing services and increased access to registered representatives; (2) sales promotions relating to the contracts; (3) costs associated with sales conferences and educational seminars for their registered representatives; (4) other sales expenses incurred by them; and (5) inclusion in the financial products the Selling Firm offers.
Lincoln New York may provide loans to broker-dealers or their affiliates to help finance marketing and distribution of the contracts, and those loans may be forgiven if aggregate sales goals are met. In addition, we may provide staffing or other administrative support and services to broker-dealers who distribute the contracts. LFD, as wholesaler, may make bonus payments to certain Selling Firms based on aggregate sales of our variable insurance contracts (including the contracts) or persistency standards.
These additional types of compensation are not offered to all Selling Firms. The terms of any particular agreement governing compensation may vary among Selling Firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation may provide Selling Firms and/or their registered representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which a Selling Firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. Additional information relating to compensation paid in 2015 is contained in the SAI.
Compensation Paid to Other Parties. Depending on the particular selling arrangements, there may be others whom LFD compensates for the distribution activities. For example, LFD may compensate certain “wholesalers”, who control access to certain selling offices, for access to those offices or for referrals, and that compensation may be separate from the compensation paid for sales of the contracts. LFD may compensate marketing organizations, associations, brokers or consultants which provide marketing assistance and other services to broker-dealers who distribute the contracts, and which may be affiliated with those broker-dealers. Commissions and other incentives or payments described above are not charged directly to Contractowners or the VAA. All compensation is paid from our resources, which include fees and charges imposed on your contract.
Contractowner Questions
The obligations to purchasers under the contracts are those of Lincoln New York. This prospectus provides a general description of the material features of the contract. Questions about your contract should be directed to us at 1-888-868-2583.
Federal Tax Matters
Introduction
The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules found in the Internal Revenue Code (“Code”), Treasury Regulations and applicable IRS guidance to your individual situation.
Nonqualified Annuities
This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the Code. We may not offer nonqualified annuities for all of our annuity products.
Tax Deferral On Earnings
Under the Code, you are generally not subject to tax on any increase in your Contract Value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:
•	An individual must own the contract (or the Code must treat the contract as owned by an individual).
•	The investments of the VAA must be “adequately diversified” in accordance with Treasury regulations.
•	Your right to choose particular investments for a contract must be limited.

•	The Annuity Commencement Date must not occur near the end of the Annuitant’s life expectancy.
Contracts Not Owned By An Individual
If a contract is owned by an entity (rather than an individual) the Code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the Contract Value over the Purchase Payments for the contract. Examples of contracts where the owner pays current tax on the contract’s earnings, if applicable, are contracts issued to a corporation or a trust. Some exceptions to the rule are:
•	Contracts in which the named owner is a trust or other entity that holds the contract as an agent for an individual; however, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees;
•	Immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the Annuity Payout period;
•	Contracts acquired by an estate of a decedent;
•	Certain qualified contracts;
•	Contracts purchased by employers upon the termination of certain qualified plans; and
•	Certain contracts used in connection with structured settlement agreements.
Investments In The VAA Must Be Diversified
For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be “adequately diversified.” Treasury regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the Contract Value over the contract Purchase Payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the Treasury regulations so that the VAA will be considered “adequately diversified.”
Restrictions
The Code limits your right to choose particular investments for the contract. Because the IRS has issued little guidance specifying those limits, the limits are uncertain and your right to allocate Contract Values among the Subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains, if applicable, from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent in an attempt to prevent you from being considered as the owner of the assets of the VAA for purposes of the Code.
Loss Of Interest Deduction
After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity may lose a portion of its deduction for otherwise deductible interest expenses. However, this rule does not apply to a contract owned by an entity engaged in a trade or business that covers the life of one individual who is either (i) a 20% Owner of the entity, or (ii) an officer, director, or employee of the trade or business, at the time first covered by the contract. This rule also does not apply to a contract owned by an entity engaged in a trade or business that covers the joint lives of the 20% Owner or the entity and the Owner’s spouse at the time first covered by the contract.
Age At Which Annuity Payouts Begin
The Code does not expressly identify a particular age by which Annuity Payouts must begin. However, those rules do require that an annuity contract provide for amortization, through Annuity Payouts, of the contract’s Purchase Payments and earnings. As long as annuity payments begin or are scheduled to begin on a date on which the Annuitant’s remaining life expectancy is enough to allow for a sufficient Annuity Payout period, the contract should be treated as an annuity. If the annuity contract is not treated as an annuity, you would be currently taxed on the excess of the Contract Value over the Purchase Payments of the contract.
Tax Treatment Of Payments
We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity under the Code and that any increase in your Contract Value will not be taxed until there is a distribution from your contract.
Taxation Of Withdrawals And Surrenders
You will pay tax on withdrawals to the extent your Contract Value exceeds your Purchase Payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment and is not qualified dividend income). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your Purchase Payments. In certain circumstances, your Purchase Payments are reduced by amounts received from your contract that were not included in income. Surrender and reinstatement of your contract will generally be taxed as a withdrawal. If your contract has a Living Benefit Rider, and if the guaranteed amount under that rider immediately before a withdrawal exceeds your Contract Value, the Code may require that you include those additional amounts in your income. Please consult your tax adviser.
Taxation Of Annuity Payouts, Including Regular Income Payments
The Code imposes tax on a portion of each Annuity Payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your Purchase Payments in the contract. We will notify you annually of the taxable amount of your Annuity Payout. Once you have recovered the total amount of the Purchase Payment in the contract, you will pay tax on the full amount of your Annuity Payouts. If Annuity Payouts end because of the Annuitant’s death and before the total amount in the contract has been distributed, the amount not received will generally be deductible. If withdrawals, other than Regular Income Payments, are taken from i4LIFE® Advantage during the Access Period, they are taxed subject to an exclusion ratio that is determined based on the amount of the payment.
Taxation Of Death Benefits
We may distribute amounts from your contract because of the death of a Contractowner or an Annuitant. The tax treatment of these amounts depends on whether the Contractowner or the Annuitant dies before or after the Annuity Commencement Date.
Death prior to the Annuity Commencement Date:
•	If the Beneficiary receives Death Benefits under an Annuity Payout option, they are taxed in the same manner as Annuity Payouts.
•	If the Beneficiary does not receive Death Benefits under an Annuity Payout option, they are taxed in the same manner as a withdrawal.
Death after the Annuity Commencement Date:
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of a Contractowner who is not the Annuitant, they are excludible from income in the same manner as the Annuity Payout prior to the death of the Contractowner.
•	If Death Benefits are received in accordance with the existing Annuity Payout option following the death of the Annuitant (whether or not the Annuitant is also the Contractowner), the Death Benefits are excludible from income if they do not exceed the Purchase Payments not yet distributed from the contract. All Annuity Payouts in excess of the Purchase Payments not previously received are includible in income.
•	If Death Benefits are received in a lump sum, the Code imposes tax on the amount of Death Benefits which exceeds the amount of Purchase Payments not previously received.
Additional Taxes Payable On Withdrawals, Surrenders, Or Annuity Payouts
The Code may impose a 10% additional tax on any distribution from your contract which you must include in your gross income. The 10% additional tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or Annuity Payouts that:
•	you receive on or after you reach 59½,
•	you receive because you became disabled (as defined in the Code),
•	you receive from an immediate annuity,
•	a Beneficiary receives on or after your death, or
•	you receive as a series of substantially equal periodic payments based on your life or life expectancy (non-natural owners holding as agent for an individual do not qualify).
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual's “unearned income”, or (ii) the dollar amount by which the individual's modified adjusted gross income exceeds the applicable threshold. Unearned income includes the taxable portion of distributions that you take from your annuity contract. The tax is effective for tax years after December 31, 2012. If you take a distribution from your contract that may be subject to the tax, we will include a Distribution Code “D” in Box 7 of the Form 1099-R issued to report the distribution. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.
Special Rules If You Own More Than One Annuity Contract
In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an Annuity Payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an Annuity Payout that you must include in income and the amount that might be subject to the additional tax described previously.

Loans and Assignments
Except for certain qualified contracts, the Code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your Contract Value, as a withdrawal of such amount or portion.
Gifting A Contract
If you transfer ownership of your contract to a person other than to your spouse (or to your former spouse incident to divorce), and receive a payment less than your contract’s value, you will pay tax on your Contract Value to the extent it exceeds your Purchase Payments not previously received. The new owner’s Purchase Payments in the contract would then be increased to reflect the amount included in income.
Charges for Additional Benefits
Your contract automatically includes a basic Death Benefit and may include other optional riders. Certain enhancements to the basic Death Benefit may also be available to you. The cost of the basic Death Benefit and any additional benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the Death Benefit and other optional rider charges, if any, as a contract withdrawal.
Special Considerations for Same-Sex Spouses
The U.S. Supreme Court recently held same-sex spouses who have been married under state law will now be treated as spouses for purposes of federal law. You are strongly encouraged to consult a tax advisor before electing spousal rights under the contract.
Qualified Retirement Plans
We have designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Contracts issued to or in connection with a qualified retirement plan are called “qualified contracts.” We issue contracts for use with various types of qualified retirement plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified retirement plans. Persons planning to use the contract in connection with a qualified retirement plan should obtain advice from a competent tax adviser.
Types of Qualified Contracts and Terms of Contracts
Qualified retirement plans may include the following:
•	Individual Retirement Accounts and Annuities (“Traditional IRAs”)
•	Roth IRAs
•	Traditional IRA that is part of a Simplified Employee Pension Plan (“SEP”)
•	SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)
•	401(a) / (k) plans (qualified corporate employee pension and profit-sharing plans)
•	403(a) plans (qualified annuity plans)
•	403(b) plans (public school system and tax-exempt organization annuity plans)
•	H.R. 10 or Keogh Plans (self-employed individual plans)
•	457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)
Our individual variable annuity products are not available for use with any of the foregoing qualified retirement plan accounts, with the exception of Traditional IRA, SEP IRA, and Roth IRA arrangements. Our individual variable annuity products are no longer available for purchase under a 403(b) plan, and we do not accept additional premiums or transfers to existing 403(b) contracts. We require confirmation from your 403(b) plan sponsor that surrenders, loans or transfers you request comply with applicable tax requirements and decline requests that are not in compliance. We will defer processing payments you request until all information required under the Code has been received. By requesting a surrender, loan or transfer, you consent to the sharing of confidential information about you, your contract, and transactions under the contract and any other 403(b) contracts or accounts you have under the 403(b) plan among us, your employer or plan sponsor, any plan administrator or record keeper, and other providers.
We will amend contracts to be used with a qualified retirement plan as generally necessary to conform to the Code’s requirements for the type of plan. However, the rights of a person to any qualified retirement plan benefits may be subject to the plan’s terms and conditions, regardless of the contract’s terms and conditions. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.
Tax Treatment of Qualified Contracts
The Federal income tax rules applicable to qualified retirement plans and qualified contracts vary with the type of plan and contract. For example:
•	Federal tax rules limit the amount of Purchase Payments that can be made, and the tax deduction or exclusion that may be allowed for the Purchase Payments. These limits vary depending on the type of qualified retirement plan and the participant’s specific circumstances (e.g., the participant’s compensation).
•	Minimum annual distributions are required under some qualified retirement plans once you reach age 70½ or retire, if later as described below.
•	Loans are allowed under certain types of qualified retirement plans, but Federal income tax rules prohibit loans under other types of qualified retirement plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan’s duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.
Please note that qualified retirement plans such as 403(b) plans, 401(k) plans and IRAs generally defer taxation of contributions and earnings until distribution. As such, an annuity does not provide any additional tax deferral benefit beyond the qualified retirement plan itself.
Tax Treatment of Payments
The Federal income tax rules generally include distributions from a qualified contract in the participant’s income as ordinary income. These taxable distributions will include Purchase Payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for Purchase Payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.
Required Minimum Distributions
Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by April 1 of the year following the year you attain age 70½ or retire, if later. You are required to take distributions from your traditional IRAs by April 1 of the year following the year you reach age 70½. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.
Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a required minimum distribution exceeds the actual distribution from the qualified plan.
Treasury regulations applicable to required minimum distributions include a rule that may impact the distribution method you have chosen and the amount of your distributions. Under these regulations, the presence of an enhanced Death Benefit, or other benefit which could provide additional value to your contract, may require you to take additional distributions. An enhanced Death Benefit is any Death Benefit that has the potential to pay more than the Contract Value or a return of Purchase Payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.
Additional Tax on Early Distributions from Qualified Retirement Plans
The Code may impose a 10% additional tax on an early distribution from a qualified contract that must be included in income. The Code does not impose the additional tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, the 10% additional tax will not apply to any of the following withdrawals, surrenders, or Annuity Payouts:
•	Distribution received on or after the Annuitant reaches 59½,
•	Distribution received on or after the Annuitant’s death or because of the Annuitant’s disability (as defined in the Code),
•	Distribution received as a series of substantially equal periodic payments based on the Annuitant’s life (or life expectancy), or
•	Distribution received as reimbursement for certain amounts paid for medical care.
These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.
Unearned Income Medicare Contribution
Congress enacted the “Unearned Income Medicare Contribution” as a part of the Health Care and Education Reconciliation Act of 2010. This new tax, which affects individuals whose modified adjusted gross income exceeds certain thresholds, is a 3.8% tax on the lesser of (i) the individual’s “unearned income”, or (ii) the dollar amount by which the individual’s modified adjusted gross income exceeds the applicable threshold. Distributions that you take from your contract are not included in the calculation of unearned income because your contract is a qualified plan contract. However, the amount of any such distribution is included in determining whether you exceed the modified adjusted gross income threshold. The tax is effective for tax years after December 31, 2012. Please consult your tax advisor to determine whether your annuity distributions are subject to this tax.

Transfers and Direct Rollovers
As a result of Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA), you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) non-governmental tax-exempt plans. The Pension Protection Act of 2006 (PPA) permits direct conversions from certain qualified, 403(b) or 457(b) plans to Roth IRAs (effective for distributions after 2007). There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.
The IRS issued Announcement 2014-32 confirming its intent to apply the one-rollover-per-year limitation of 408(d)(3)(B) on an aggregate basis to all IRAs that an individual owns. This means that an individual cannot make a tax-free IRA-to-IRA rollover if he or she has made such a rollover involving any of the individual’s IRAs in the current tax year. If an intended rollover does not qualify for tax-free rollover treatment, contributions to your IRA may constitute excess contributions that may exceed contribution limits. This one-rollover-per-year limitation does not apply to direct trustee-to-trustee transfers.
Death Benefit and IRAs
Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the Death Benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain Death Benefit options may not be available for all of our products.
Federal Income Tax Withholding
We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or Annuity Payout is requested, we will give you an explanation of the withholding requirements.
Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or (b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.
Our Tax Status
Under the Code, we are not required to pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. However, the Company does expect, to the extent permitted under the Code, to claim the benefit of the foreign tax credit as the owner of the assets of the VAA. Therefore, we do not impose a charge for Federal income taxes. If there are any changes in the Code that require us to pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.
Changes in the Law
The above discussion is based on the Code, IRS regulations, and interpretations existing on the date of this prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.
Additional Information
Voting Rights
As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the funds. The voting will be done according to the instructions of Contractowners who have interests in any Subaccounts which invest in classes of the funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.
The number of votes which you have the right to cast will be determined by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, fractional shares will be recognized.

Each underlying fund is subject to the laws of the state in which it is organized concerning, among other things, the matters which are subject to a shareholder vote, the number of shares which must be present in person or by proxy at a meeting of shareholders (a “quorum”), and the percentage of such shares present in person or by proxy which must vote in favor of matters presented. Because shares of the underlying fund held in the VAA are owned by us, and because under the 1940 Act we will vote all such shares in the same proportion as the voting instructions which we receive, it is important that each Contractowner provide their voting instructions to us. For funds un-affiliated with Lincoln, even though Contractowners may choose not to provide voting instruction, the shares of a fund to which such Contractowners would have been entitled to provide voting instruction will be voted by us in the same proportion as the voting instruction which we actually receive. For funds affiliated with Lincoln, shares of a fund to which such Contractowners would have been entitled to provide voting instruction will, once we receive a sufficient number of instructions we deem appropriate to ensure a fair representation of Contractowners eligible to vote, be voted by us in the same proportion as the voting instruction which we actually receive. As a result, the instruction of a small number of Contractowners could determine the outcome of matters subject to shareholder vote. All shares voted by us will be counted when the underlying fund determines whether any requirement for a minimum number of shares be present at such a meeting to satisfy a quorum requirement has been met. Voting instructions to abstain on any item to be voted on will be applied proportionately to reduce the number of votes eligible to be cast.
Whenever a shareholders meeting is called, we will provide or make available to each person having a voting interest in a Subaccount proxy voting material, reports and other materials relating to the funds. Since the funds engage in shared funding, other persons or entities besides Lincoln New York may vote fund shares. See Investments of the Variable Annuity Account – Fund Shares.
Return Privilege
Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to Lincoln Life & Annuity Company of New York at PO Box 2348, Fort Wayne, IN 46801-2348. A contract canceled under this provision will be void. Except as explained in the following paragraph, we will return the Contract Value as of the Valuation Date on which we receive the cancellation request, plus any premium taxes which had been deducted. No applicable surrender charges will apply. A purchaser who participates in the VAA is subject to the risk of a market loss on the Contract Value during the free-look period.
IRA purchasers will receive the greater of Purchase Payments or Contract Value as of the Valuation Date on which we receive the cancellation request.
State Regulation
As a life insurance company organized and operated under New York law, we are subject to provisions governing life insurers and to regulation by the New York Superintendent of Insurance. Our books and accounts are subject to review and examination by the New York State Department of Financial Services at all times. A full examination of our operations is conducted by that Department at least every five years.
Records and Reports
As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the Servicing Office, at least semi-annually after the first Contract Year, reports containing information required by that Act or any other applicable law or regulation. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.
A written confirmation of each transaction will be mailed to you on the next Valuation Date, except for the following transactions, which are mailed quarterly:
•	deduction of any account fee or rider charges;
•	crediting of persistency credits, if applicable;
•	any rebalancing event under Asset Allocation Models, Investment Requirements or the portfolio rebalancing service;
•	any transfer or withdrawal under any applicable additional service: dollar cost averaging, AWS, or the cross-reinvestment service; and
•	Regular Income Payments from i4LIFE® Advantage.
Cyber Security
We rely heavily on interconnected computer systems and digital data to conduct our variable products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
Other Information
You may elect to receive your prospectus, prospectus supplements, quarterly statements, and annual and semiannual reports electronically over the Internet, if you have an e-mail account and access to an Internet browser. Once you select eDelivery, via the Internet Service Center, all documents available in electronic format will no longer be sent to you in hard copy. You will receive an e-mail notification when the documents become available online. It is your responsibility to provide us with your current e-mail address. You can resume paper mailings at any time without cost, by updating your profile at the Internet Service Center, or contacting us. To learn more about this service, please log on to www.LincolnFinancial.com, select service centers and continue on through the Internet Service Center.
Legal Proceedings
In the ordinary course of its business and otherwise, the Company and its subsidiaries or its separate accounts and Principal Underwriter may become or are involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of its business. In some instances, the proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief.
After consultation with legal counsel and a review of available facts, it is management’s opinion that the proceedings, after consideration of any reserves and rights to indemnification, ultimately will be resolved without materially affecting the consolidated financial position of the Company and its subsidiaries, or the financial position of its separate accounts or Principal Underwriter. However, given the large and indeterminate amounts sought in certain of these proceedings and the inherent difficulty in predicting the outcome of such legal proceedings, it is reasonably possible that an adverse outcome in certain matters could be material to the Company's operating results for any particular reporting period. Please refer to the Statement of Additional Information for possible additional information regarding legal proceedings.

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Contents of the Statement of Additional Information (SAI) for Lincoln New York Account N for Variable Annuities
Item
Special Terms
Services
Principal Underwriter
Purchase of Securities Being Offered
Interest Adjustment Example
Annuity Payouts
Examples of Regular Income Payment Calculations
Determination of Accumulation and Annuity Unit Value
Capital Markets
Advertising & Ratings
About the S&P 500 Index
Unclaimed Property
Additional Services
Other Information
Financial Statements
For a free copy of the SAI complete the form below.
Statement of Additional Information Request Card
Lincoln ChoicePlus AssuranceSM (B Share)
Lincoln New York Account N for Variable Annuities

Please send me a free copy of the current Statement of Additional Information for Lincoln New York Account N for Variable Annuities Lincoln ChoicePlus AssuranceSM (B Share).
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Mail to Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348.

Appendix A—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and Accumulation Units for contracts purchased before July 22, 2005 for funds in the periods ended December 31. It should be read along with the VAA’s financial statement and notes which are included in the SAI.
	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
AB VPS Global Thematic Growth
2006	N/A	N/A	N/A	13.791	14.746	3
2007	14.892	17.362	1*	14.746	17.443	3
2008	N/A	N/A	N/A	17.443	9.041	2
2009	N/A	N/A	N/A	9.041	13.659	2
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
AB VPS Growth and Income(1)
2004	12.022	13.178	23	12.029	13.200	9
2005	13.178	13.585	17	13.200	13.621	17
2006	13.585	15.664	15	13.621	15.721	14
2007	15.664	16.189	11	15.721	16.264	14
2008	16.189	9.463	10	16.264	9.516	14
2009	9.463	11.224	9	9.516	11.299	13
2010	11.224	12.479	10	11.299	12.574	14
2011	12.479	13.045	8	12.574	13.158	11
2012	13.045	15.075	7	13.158	15.221	10
2013	15.075	17.632	7	15.221	17.809	9
AB VPS International Value(2)
2006	9.863	11.857	3	9.678	11.864	4
2007	11.857	12.337	15	11.864	12.357	15
2008	12.337	5.680	15	12.357	5.695	22
2009	5.680	7.522	10	5.695	7.549	16
2010	7.522	7.733	9	7.549	7.768	7
2011	7.733	6.140	8	7.768	6.174	4
2012	6.140	6.910	3	6.174	6.956	2
2013	6.910	7.610	3	6.956	7.663	2
AB VPS Large Cap Growth
2006	13.901	13.612	1*	N/A	N/A	N/A
2007	13.612	15.242	1*	N/A	N/A	N/A
2008	15.242	9.040	1*	N/A	N/A	N/A
2009	9.040	12.216	1*	N/A	N/A	N/A
2010	12.216	13.224	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
AB VPS Small/Mid Cap Value
2006	16.202	18.237	4	16.242	18.300	3
2007	18.237	18.249	4	18.300	18.331	3
2008	18.249	11.557	4	18.331	11.620	3
2009	11.557	16.249	4	11.620	16.354	3
2010	16.249	20.274	4	16.354	20.425	3
2011	20.274	18.259	4	20.425	18.414	2
2012	18.259	21.320	4	18.414	21.522	2
2013	21.320	28.921	4	N/A	N/A	N/A
2014	28.921	31.055	3	27.786	31.412	1*
2015	31.055	28.865	1*	N/A	N/A	N/A

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
American Century VP Inflation Protection(3)
2004	10.038	10.417	19	10.012	10.423	58
2005	10.417	10.427	42	10.423	10.443	133
2006	10.427	10.438	48	10.443	10.466	153
2007	10.438	11.266	45	10.466	11.307	106
2008	11.266	10.926	38	11.307	10.977	73
2009	10.926	11.872	27	10.977	11.938	67
2010	11.872	12.297	26	11.938	12.379	64
2011	12.297	13.544	19	12.379	13.647	48
2012	13.544	14.335	6	13.647	14.459	41
2013	14.335	14.035	4	14.459	14.161	37
American Funds Global Growth
2006	12.681	15.052	6	12.703	15.093	22
2007	15.052	17.038	5	15.093	17.101	21
2008	17.038	10.346	6	17.101	10.395	12
2009	10.346	14.511	9	10.395	14.594	10
2010	14.511	15.982	8	14.594	16.090	6
2011	15.982	14.352	7	16.090	14.463	6
2012	14.352	17.337	5	14.463	17.489	5
2013	17.337	22.074	4	17.489	22.289	5
2014	22.074	22.259	5	22.289	22.499	3
2015	22.259	23.461	5	22.499	23.737	1*
American Funds Global Small Capitalization
2006	20.819	25.455	13	20.873	25.547	9
2007	25.455	30.464	13	25.547	30.605	8
2008	30.464	13.955	11	30.605	14.034	4
2009	13.955	22.185	12	14.034	22.332	5
2010	22.185	26.767	12	22.332	26.972	2
2011	26.767	21.331	11	26.972	21.515	2
2012	21.331	24.846	10	21.515	25.086	2
2013	24.846	31.413	10	25.086	31.748	2
2014	31.413	31.618	10	31.748	31.987	1*
2015	31.618	31.246	9	31.987	31.642	1*
American Funds Growth
2006	15.651	17.001	112	15.692	17.063	145
2007	17.001	18.826	104	17.063	18.913	124
2008	18.826	10.396	96	18.913	10.454	86
2009	10.396	14.284	90	10.454	14.379	75
2010	14.284	16.709	83	14.379	16.837	52
2011	16.709	15.764	63	16.837	15.900	42
2012	15.764	18.317	48	15.900	18.494	36
2013	18.317	23.488	40	18.494	23.738	21
2014	23.488	25.119	39	23.738	25.413	16
2015	25.119	26.456	35	25.413	26.792	12
American Funds Growth-Income
2006	13.957	15.848	115	13.994	15.905	147
2007	15.848	16.407	104	15.905	16.483	120
2008	16.407	10.051	96	16.483	10.107	100
2009	10.051	13.001	93	10.107	13.087	87
2010	13.001	14.278	85	13.087	14.387	74
2011	14.278	13.814	68	14.387	13.934	60
2012	13.814	15.996	50	13.934	16.151	55
2013	15.996	21.047	40	16.151	21.272	37
2014	21.047	22.950	34	21.272	23.219	23
2015	22.950	22.949	32	23.219	23.240	22

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
American Funds International
2006	18.600	21.812	47	18.649	21.891	64
2007	21.812	25.802	43	21.891	25.921	54
2008	25.802	14.718	41	25.921	14.801	45
2009	14.718	20.754	39	14.801	20.892	43
2010	20.754	21.935	38	20.892	22.103	39
2011	21.935	18.600	27	22.103	18.761	21
2012	18.600	21.615	20	18.761	21.824	18
2013	21.615	25.913	17	21.824	26.190	14
2014	25.913	24.863	16	26.190	25.153	10
2015	24.863	23.396	13	25.153	23.693	8
BlackRock Global Allocation V.I.
2009	11.567	11.584	2	N/A	N/A	N/A
2010	11.584	12.531	3	11.591	12.552	2
2011	12.531	11.901	3	12.552	11.932	2
2012	N/A	N/A	N/A	11.932	12.946	2
2013	N/A	N/A	N/A	12.946	14.613	2
2014	N/A	N/A	N/A	14.613	14.696	2
2015	N/A	N/A	N/A	14.696	14.354	2
ClearBridge Variable Mid Cap Core
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
Delaware VIP Diversified Income
2006	10.665	11.307	39	10.682	11.336	39
2007	11.307	11.970	46	11.336	12.013	50
2008	11.970	11.220	37	12.013	11.272	37
2009	11.220	14.007	35	11.272	14.085	34
2010	14.007	14.891	39	14.085	14.989	19
2011	14.891	15.580	32	14.989	15.698	12
2012	15.580	16.411	17	15.698	16.553	10
2013	16.411	15.945	14	16.553	16.099	7
2014	15.945	16.499	9	16.099	16.674	5
2015	16.499	16.043	6	16.674	16.230	4
Delaware VIP Emerging Markets
2006	17.014	21.265	12	17.040	21.320	33
2007	21.265	29.030	10	21.320	29.134	31
2008	29.030	13.824	10	29.134	13.887	27
2009	13.824	24.208	8	13.887	24.343	24
2010	24.208	28.204	7	24.343	28.390	13
2011	28.204	22.238	7	28.390	22.407	11
2012	22.238	25.027	5	22.407	25.243	10
2013	25.027	27.099	4	25.243	27.360	8
2014	27.099	24.502	3	27.360	24.762	3
2015	24.502	20.581	3	24.762	20.820	2
Delaware VIP High Yield
2006	12.684	14.026	29	12.718	14.077	64
2007	14.026	14.176	27	14.077	14.242	60
2008	14.176	10.559	24	14.242	10.619	40
2009	10.559	15.470	20	10.619	15.573	38
2010	15.470	17.521	19	15.573	17.656	25
2011	17.521	17.672	15	17.656	17.825	18
2012	17.672	20.440	9	17.825	20.638	16
2013	20.440	21.954	7	20.638	22.189	14
2014	21.954	21.522	4	22.189	21.774	10
2015	21.522	19.754	3	21.774	20.005	9

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Delaware VIP Limited-Term Diversified Income
2006	N/A	N/A	N/A	9.938	10.229	2
2007	N/A	N/A	N/A	10.229	10.519	1*
2008	N/A	N/A	N/A	10.519	10.311	3
2009	N/A	N/A	N/A	10.311	11.453	5
2010	11.405	11.724	1*	11.453	11.785	27
2011	11.724	11.850	1*	11.785	11.924	30
2012	11.850	11.974	2	11.924	12.061	28
2013	11.974	11.645	1*	12.061	11.742	26
2014	N/A	N/A	N/A	11.742	11.751	1*
2015	11.629	11.548	1*	11.751	11.667	1*
Delaware VIP REIT
2006	16.602	21.653	31	16.646	21.731	39
2007	21.653	18.315	25	21.731	18.400	30
2008	18.315	11.682	23	18.400	11.747	23
2009	11.682	14.189	22	11.747	14.283	22
2010	14.189	17.706	19	14.283	17.842	17
2011	17.706	19.305	12	17.842	19.472	15
2012	19.305	22.187	8	19.472	22.401	13
2013	22.187	22.288	6	22.401	22.525	10
2014	22.288	28.364	4	22.525	28.695	8
2015	28.364	28.940	4	28.695	29.308	8
Delaware VIP Small Cap Value
2006	16.922	19.328	15	16.966	19.397	21
2007	19.328	17.747	17	19.397	17.828	18
2008	17.747	12.232	16	17.828	12.300	12
2009	12.232	15.861	15	12.300	15.966	12
2010	15.861	20.622	12	15.966	20.779	12
2011	20.622	20.002	9	20.779	20.174	5
2012	20.002	22.402	6	20.174	22.617	4
2013	22.402	29.403	5	22.617	29.716	4
2014	29.403	30.608	5	29.716	30.964	3
2015	30.608	28.218	5	30.964	28.575	3
Delaware VIP Smid Cap Growth(4)
2006	14.466	15.304	6	14.504	15.359	8
2007	15.304	16.661	4	15.359	16.738	7
2008	16.661	8.726	4	16.738	8.775	6
2009	8.726	13.277	3	8.775	13.365	5
2010	15.806	17.887	2	15.923	18.024	3
2011	17.887	19.022	1*	18.024	19.187	2
2012	19.022	20.756	1*	19.187	20.957	2
2013	20.756	28.840	1*	20.957	29.148	2
2014	28.840	29.241	1*	29.148	29.583	2
2015	29.241	30.926	1*	29.583	31.319	1*
Delaware VIP U.S. Growth
2006	13.137	13.214	6	13.171	13.262	14
2007	13.214	14.636	4	13.262	14.704	13
2008	14.636	8.243	4	14.704	8.289	10
2009	8.243	11.613	3	8.289	11.690	9
2010	11.613	12.996	3	11.690	13.095	7
2011	12.996	13.769	1*	13.095	13.889	5
2012	13.769	15.736	1*	13.889	15.888	4
2013	15.736	20.852	1*	15.888	21.075	4
2014	20.852	23.119	1*	21.075	23.388	2
2015	23.119	23.944	1*	23.388	24.247	2

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Delaware VIP Value
2006	14.193	17.317	17	14.230	17.379	20
2007	17.317	16.557	23	17.379	16.633	28
2008	16.557	10.840	21	16.633	10.901	11
2009	10.840	12.570	18	10.901	12.653	10
2010	12.570	14.288	18	12.653	14.396	6
2011	14.288	15.386	16	14.396	15.518	4
2012	15.386	17.354	13	15.518	17.520	2
2013	17.354	22.812	12	17.520	23.055	1*
2014	22.812	25.564	9	N/A	N/A	N/A
2015	25.564	25.035	9	N/A	N/A	N/A
Deutsche Alternative Asset Allocation VIP
2009	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	12.728	12.166	1*
2012	N/A	N/A	N/A	12.166	13.127	1*
2013	N/A	N/A	N/A	13.127	13.049	2
2014	13.503	13.217	1*	13.049	13.290	3
2015	13.217	12.174	1*	13.290	12.254	3
Deutsche Equity 500 Index VIP(1)
2004	12.044	13.096	33	12.052	13.117	39
2005	13.096	13.477	48	13.117	13.512	47
2006	13.477	15.308	47	13.512	15.363	42
2007	15.308	15.847	44	15.363	15.920	31
2008	15.847	9.787	40	15.920	9.842	21
2009	9.787	12.157	33	9.842	12.237	17
2010	12.157	13.721	31	12.237	13.826	13
2011	13.721	13.726	19	13.826	13.845	9
2012	13.726	15.615	10	13.845	15.765	8
2013	15.615	18.265	8	15.765	18.449	8
Deutsche Small Cap Index VIP(5)
2004	14.482	15.681	2	13.552	15.707	8
2005	15.681	16.073	4	15.707	16.115	19
2006	16.073	18.564	5	16.115	18.632	19
2007	18.564	17.902	5	18.632	17.985	17
2008	17.902	11.587	4	17.985	11.653	9
2009	11.587	14.421	4	11.653	14.517	8
2010	14.421	17.924	3	14.517	18.061	6
2011	17.924	16.857	2	18.061	17.003	1*
2012	16.857	19.253	2	17.003	19.439	1*
2013	19.253	22.544	1*	19.439	22.771	1*
Fidelity VIP Contrafund
2006	16.003	17.576	26	16.045	17.640	19
2007	17.576	20.320	25	17.640	20.415	29
2008	20.320	11.478	23	20.415	11.542	24
2009	11.478	15.325	25	11.542	15.426	24
2010	15.325	17.661	22	15.426	17.796	24
2011	17.661	16.922	22	17.796	17.068	22
2012	16.922	19.370	19	17.068	19.558	22
2013	19.370	25.001	15	19.558	25.268	16
2014	25.001	27.513	10	25.268	27.834	5
2015	27.513	27.229	9	27.834	27.575	4
Fidelity VIP Equity-Income(1)
2004	12.545	13.603	7	12.157	13.625	1*
2005	13.603	14.154	15	13.625	14.191	6
2006	14.154	16.730	15	14.191	16.791	5
2007	16.730	16.699	14	16.791	16.776	5
2008	16.699	9.412	12	16.776	9.465	5
2009	9.412	12.049	10	9.465	12.129	6
2010	12.049	13.647	9	12.129	13.751	5
2011	13.647	13.539	9	13.751	13.656	1*
2012	13.539	15.620	7	13.656	15.771	1*
2013	15.620	18.270	7	15.771	18.453	1*

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Fidelity VIP Growth
2006	12.996	13.651	9	13.030	13.700	4
2007	13.651	17.041	8	13.700	17.120	4
2008	17.041	8.850	8	17.120	8.900	2
2009	8.850	11.162	6	8.900	11.236	2
2010	11.162	13.626	4	11.236	13.730	1*
2011	13.626	13.425	3	13.730	13.542	1*
2012	13.425	15.138	3	13.542	15.285	1*
2013	15.138	20.291	3	15.285	20.509	1*
2014	20.291	22.202	2	20.509	22.460	1*
2015	22.202	23.393	2	22.460	23.692	1*
Fidelity VIP Mid Cap
2006	12.160	12.826	1*	11.584	12.846	15
2007	12.826	14.581	6	12.846	14.618	8
2008	14.581	8.679	6	14.618	8.710	12
2009	8.679	11.954	6	8.710	12.009	9
2010	11.954	15.149	6	12.009	15.233	12
2011	15.149	13.310	8	15.233	13.398	9
2012	13.310	15.029	6	13.398	15.143	8
2013	15.029	20.126	5	15.143	20.299	8
2014	20.126	21.033	3	20.299	21.235	6
2015	21.033	20.392	2	21.235	20.609	6
Fidelity VIP Overseas(6)
2004	14.198	15.856	10	14.207	15.882	9
2005	15.856	18.564	10	15.882	18.612	19
2006	18.564	21.548	9	18.612	21.626	18
2007	21.548	24.860	7	21.626	24.975	18
2008	24.860	13.731	7	24.975	13.808	23
2009	13.731	17.081	7	13.808	17.195	23
2010	17.081	18.995	6	17.195	19.141	14
2011	18.995	15.475	6	19.141	15.609	3
2012	15.475	18.361	5	15.609	18.538	2
2013	18.361	20.505	5	18.538	20.711	2
Franklin Income VIP
2006	N/A	N/A	N/A	N/A	N/A	N/A
2007	11.482	11.490	3	11.444	11.508	2
2008	11.490	7.966	4	11.508	7.987	4
2009	7.966	10.646	4	7.987	10.685	3
2010	10.646	11.823	4	10.685	11.877	1*
2011	11.823	11.930	5	11.877	11.997	1*
2012	11.930	13.246	4	11.997	13.334	1*
2013	N/A	N/A	N/A	13.334	14.990	1*
2014	N/A	N/A	N/A	14.990	15.471	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A
Franklin Mutual Shares VIP
2006	N/A	N/A	N/A	10.783	11.287	1*
2007	12.146	11.505	1*	11.287	11.523	1*
2008	11.505	7.131	1*	11.523	7.150	1*
2009	7.131	8.860	1*	7.150	8.891	1*
2010	8.860	9.709	1*	8.891	9.754	1*
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	9.811	10.664	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
FTVIPT Franklin Small-Mid Cap Growth Securities(5)
2004	13.513	14.238	7	12.967	14.262	10
2005	14.238	14.705	12	14.262	14.745	15
2006	14.705	15.753	11	14.745	15.811	12
2007	15.753	17.272	10	15.811	17.353	10
2008	17.272	9.789	10	17.353	9.845	9
2009	9.789	13.852	11	9.845	13.945	9
2010	13.852	17.424	10	13.945	17.559	9
2011	17.424	16.344	8	17.559	16.486	3
2012	16.344	17.856	5	16.486	18.030	2
2013	17.856	20.823	4	18.030	21.034	2
Invesco V.I. American Franchise
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. Core Equity
2006	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A
2010	13.254	14.273	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
Invesco V.I. International Growth
2006	N/A	N/A	N/A	21.784	22.337	1*
2007	N/A	N/A	N/A	22.337	25.221	1*
2008	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
Invesco Van Kampen V.I. Capital Growth
2006	N/A	N/A	N/A	14.672	14.473	5
2007	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
Janus Aspen Global Research
2006	13.095	15.221	1*	N/A	N/A	N/A
2007	15.221	16.407	1*	N/A	N/A	N/A
2008	16.407	8.925	1*	N/A	N/A	N/A
2009	8.925	12.086	1*	N/A	N/A	N/A
2010	12.086	13.761	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Janus Aspen Series Balanced
2006	12.292	13.377	1*	12.324	13.425	5
2007	13.377	14.540	1*	13.425	14.608	5
2008	14.540	12.029	1*	14.608	12.097	4
2009	12.029	14.890	1*	12.097	14.988	4
2010	14.890	15.867	1*	14.988	15.988	3
2011	15.867	15.848	1*	15.988	15.987	2
2012	N/A	N/A	N/A	15.987	17.882	2
2013	N/A	N/A	N/A	17.882	21.136	2
2014	N/A	N/A	N/A	21.136	22.570	1*
2015	N/A	N/A	N/A	22.570	22.362	1*
Janus Aspen Series Enterprise
2006	16.271	18.171	8	16.314	18.237	1*
2007	18.171	21.803	8	18.237	21.904	1*
2008	21.803	12.064	6	21.904	12.132	1*
2009	12.064	17.175	6	12.132	17.290	1*
2010	17.175	21.248	6	17.290	21.412	1*
2011	21.248	20.596	2	N/A	N/A	N/A
2012	20.596	23.748	2	N/A	N/A	N/A
2013	23.748	30.905	2	N/A	N/A	N/A
2014	30.905	34.190	3	N/A	N/A	N/A
2015	34.190	34.967	3	N/A	N/A	N/A
JPMIT Global Allocation
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Century VP Mid Cap Value Managed Volatility
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Baron Growth Opportunities(7)
2006	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	11.098	10.852	1*
2008	N/A	N/A	N/A	10.852	6.516	1*
2009	6.080	8.861	4	6.516	8.893	1*
2010	8.861	11.037	4	8.893	11.089	1*
2011	11.037	11.316	4	11.089	11.380	1*
2012	11.316	13.188	4	11.380	13.276	1*
2013	13.188	18.206	3	N/A	N/A	N/A
2014	18.206	18.815	2	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Emerging Markets Managed Volatility
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	9.188	9.316	3
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP BlackRock Equity Dividend Managed Volatility
2006	N/A	N/A	N/A	10.490	11.487	1*
2007	N/A	N/A	N/A	11.487	11.797	1*
2008	N/A	N/A	N/A	11.797	7.160	1*
2009	N/A	N/A	N/A	7.160	8.688	1*
2010	N/A	N/A	N/A	8.688	10.084	1*
2011	N/A	N/A	N/A	10.084	9.669	1*
2012	N/A	N/A	N/A	9.669	11.132	1*
2013	N/A	N/A	N/A	11.132	12.950	1*
2014	N/A	N/A	N/A	12.950	13.188	1*
2015	N/A	N/A	N/A	13.188	12.348	1*
LVIP BlackRock Global Allocation V.I. Managed Volatility
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP BlackRock Inflation Protected Bond
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.115	11.164	15
2012	N/A	N/A	N/A	11.164	11.703	15
2013	11.385	10.518	4	11.703	10.557	59
2014	10.518	10.665	4	10.557	10.715	53
2015	10.665	10.195	4	10.715	10.253	46
LVIP BlackRock U.S. Opportunities Managed Volatility
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Clarion Global Real Estate
2007	9.599	8.228	2	8.866	8.234	2
2008	8.228	4.689	4	8.234	4.697	6
2009	4.689	6.355	7	4.697	6.371	8
2010	6.355	7.369	7	6.371	7.396	11
2011	7.369	6.616	7	7.396	6.647	4
2012	6.616	8.112	3	6.647	8.158	1*
2013	8.112	8.238	3	8.158	8.293	1*
2014	8.238	9.224	1*	8.293	9.298	1*
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP ClearBridge Large Cap Managed Volatility
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP ClearBridge Variable Appreciation Managed Volatility
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Delaware Bond
2006	10.475	10.784	112	10.503	10.823	186
2007	10.784	11.179	99	10.823	11.230	153
2008	11.179	10.658	86	11.230	10.718	116
2009	10.658	12.446	72	10.718	12.529	90
2010	12.446	13.263	64	12.529	13.364	87
2011	13.263	14.021	46	13.364	14.142	59
2012	14.021	14.681	29	14.142	14.823	49
2013	14.681	14.087	22	14.823	14.237	44
2014	14.087	14.662	10	14.237	14.833	29
2015	14.662	14.456	9	14.833	14.640	28
LVIP Delaware Diversified Floating Rate
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.056	9.873	3
2012	9.890	10.099	1*	9.873	10.126	3
2013	N/A	N/A	N/A	10.126	10.041	6
2014	N/A	N/A	N/A	10.041	9.942	15
2015	N/A	N/A	N/A	9.942	9.714	11
LVIP Delaware Foundation Aggressive Allocation(8)
2006	13.312	14.986	12	13.346	15.040	1*
2007	14.986	15.673	12	15.040	15.745	1*
2008	15.673	10.290	12	15.745	10.347	1*
2009	10.290	13.352	10	10.347	13.440	1*
2010	13.352	14.766	10	13.440	14.878	1*
2011	14.766	14.223	10	N/A	N/A	N/A
2012	14.223	15.843	10	15.431	15.994	1*
2013	15.843	18.728	9	15.994	18.926	1*
2014	18.728	19.211	7	18.926	19.432	1*
2015	19.211	18.635	7	N/A	N/A	N/A

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP Delaware Social Awareness
2006	14.980	16.540	7	15.019	16.600	12
2007	16.540	16.744	3	16.600	16.821	11
2008	16.744	10.786	3	16.821	10.847	10
2009	10.786	13.772	2	10.847	13.863	8
2010	13.772	15.091	2	13.863	15.206	9
2011	15.091	14.916	1*	15.206	15.046	7
2012	14.916	16.890	1*	15.046	17.053	6
2013	16.890	22.509	1*	17.053	22.748	5
2014	22.509	25.468	1*	22.748	25.765	2
2015	25.468	24.848	1*	25.765	25.163	2
LVIP Delaware Special Opportunities
2007	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A
2010	7.296	9.362	1*	N/A	N/A	N/A
2011	9.362	8.717	2	N/A	N/A	N/A
2012	8.717	9.840	2	N/A	N/A	N/A
2013	9.840	12.929	2	N/A	N/A	N/A
2014	12.929	13.668	2	N/A	N/A	N/A
2015	13.668	13.459	2	N/A	N/A	N/A
LVIP Dimensional International Core Equity Managed Volatility
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	11.138	9.985	1*	N/A	N/A	N/A
2015	9.985	9.427	1*	N/A	N/A	N/A
LVIP Dimensional International Core Equity
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 1
2006	N/A	N/A	N/A	N/A	N/A	N/A
2007	11.899	11.958	1*	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A
2009	8.836	9.238	1*	7.549	9.280	2
2010	9.238	10.247	1*	9.280	10.304	2
2011	N/A	N/A	N/A	10.304	10.251	2
2012	N/A	N/A	N/A	10.251	11.622	2
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 2 Managed Volatility
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	13.694	14.131	1*	N/A	N/A	N/A
2015	14.131	12.835	1*	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 2
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Dimensional/Vanguard Total Bond
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	10.316	10.244	1*	N/A	N/A	N/A
LVIP Franklin Mutual Shares VIP Managed Volatility
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP Global Conservative Allocation Managed Risk
2006	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	9.480	11.559	37
2010	11.505	12.500	3	11.559	12.571	36
2011	N/A	N/A	N/A	12.571	12.826	35
2012	N/A	N/A	N/A	12.826	13.857	1*
2013	N/A	N/A	N/A	13.857	14.966	1*
2014	N/A	N/A	N/A	14.966	15.567	1*
2015	15.721	14.857	1*	15.567	15.016	3
LVIP Global Growth Allocation Managed Risk
2006	10.658	11.960	33	10.664	11.979	11
2007	11.960	12.913	33	11.979	12.946	11
2008	12.913	8.453	27	12.946	8.483	10
2009	8.453	10.723	12	8.483	10.772	16
2010	10.723	11.882	10	10.772	11.949	15
2011	11.882	11.682	10	11.949	11.759	4
2012	11.682	12.536	3	11.759	12.631	4
2013	12.536	13.994	3	12.631	14.115	4
2014	13.994	14.235	3	14.115	14.372	1*
2015	N/A	N/A	N/A	14.372	13.622	1*
LVIP Global Income
2009	10.658	10.685	4	N/A	N/A	N/A
2010	10.685	11.523	4	10.692	11.542	1*
2011	11.523	11.451	5	N/A	N/A	N/A
2012	11.451	12.124	4	N/A	N/A	N/A
2013	12.124	11.584	5	N/A	N/A	N/A
2014	11.584	11.610	5	N/A	N/A	N/A
2015	11.610	11.182	1*	N/A	N/A	N/A
LVIP Global Moderate Allocation Managed Risk
2006	10.481	11.546	163	10.487	11.564	34
2007	11.546	12.404	205	11.564	12.436	3
2008	12.404	8.948	200	12.436	8.980	46
2009	8.948	11.264	183	8.980	11.316	49
2010	11.264	12.399	152	11.316	12.468	54
2011	12.399	12.332	135	12.468	12.413	11
2012	12.332	13.287	132	12.413	13.388	11
2013	13.287	14.613	129	13.388	14.738	9
2014	14.613	14.962	124	14.738	15.105	31
2015	14.962	14.213	96	15.105	14.364	5
LVIP Growth Fund(9)
2005	N/A	N/A	N/A	N/A	N/A	N/A
2006	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Growth Opportunities(10)
2005	N/A	N/A	N/A	10.666	11.459	1*
2006	N/A	N/A	N/A	11.459	12.424	1*
LVIP Invesco Diversified Equity-Income Managed Volatility
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Invesco V.I. Comstock Managed Volatility
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP Ivy Mid Cap Growth Managed Volatility
2007	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP JPMorgan High Yield
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	10.815	10.930	2	10.822	10.947	8
2012	10.930	12.348	1*	10.947	12.381	8
2013	N/A	N/A	N/A	12.381	12.985	8
2014	N/A	N/A	N/A	12.985	13.142	8
2015	N/A	N/A	N/A	13.142	12.424	8
LVIP JPMorgan Mid Cap Value Managed Volatility
2007	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Managed Risk Profile 2010
2007	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Managed Risk Profile 2020
2007	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Managed Risk Profile 2030
2007	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP Managed Risk Profile 2040
2007	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP MFS International Growth Managed Volatility
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP MFS International Growth
2007	9.816	11.159	1*	11.465	11.166	9
2008	11.159	5.602	1*	11.166	5.611	21
2009	5.602	7.482	1*	5.611	7.501	21
2010	7.482	8.320	1*	7.501	8.350	17
2011	8.320	7.371	1*	8.350	7.406	9
2012	N/A	N/A	N/A	7.406	8.703	9
2013	N/A	N/A	N/A	8.703	9.730	9
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP MFS Value
2007	N/A	N/A	N/A	9.464	9.724	1*
2008	N/A	N/A	N/A	9.724	6.480	1*
2009	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	7.714	8.472	8
2011	N/A	N/A	N/A	8.472	8.329	6
2012	N/A	N/A	N/A	8.329	9.535	5
2013	N/A	N/A	N/A	9.535	12.758	4
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Mondrian International Value
2006	17.294	22.105	13	17.339	22.185	29
2007	22.105	24.228	9	22.185	24.340	27
2008	24.228	15.089	8	24.340	15.174	23
2009	15.089	17.983	6	15.174	18.102	21
2010	17.983	18.116	6	18.102	18.255	17
2011	18.116	17.060	6	18.255	17.208	7
2012	17.060	18.385	4	17.208	18.562	6
2013	18.385	22.028	4	18.562	22.263	5
2014	22.028	21.110	3	22.263	21.356	4
2015	21.110	19.970	1*	21.356	20.224	4
LVIP Money Market
2006	9.954	10.244	25	9.980	10.281	20
2007	10.244	10.571	28	10.281	10.620	63
2008	10.571	10.637	35	10.620	10.697	75
2009	10.637	10.492	32	10.697	10.562	58
2010	10.492	10.345	31	10.562	10.425	24
2011	10.345	10.200	28	10.425	10.288	15
2012	10.200	10.055	12	10.288	10.153	14
2013	10.055	9.913	5	10.153	10.019	37
2014	9.913	9.773	5	10.019	9.887	11
2015	9.773	9.634	5	9.887	9.757	12
LVIP Multi-Manager Global Equity Managed Volatility
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP SSgA Bond Index
2008	10.068	10.468	14	10.198	10.473	2
2009	10.468	10.756	11	N/A	N/A	N/A
2010	10.756	11.207	15	10.773	11.235	2
2011	11.207	11.833	14	11.235	11.875	11
2012	11.833	12.082	14	11.875	12.137	11
2013	12.082	11.574	14	12.137	11.638	17
2014	11.574	12.033	13	11.638	12.111	19
2015	12.033	11.859	16	12.111	11.949	18
LVIP SSgA Conservative Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	10.447	10.549	1*	N/A	N/A	N/A
2012	10.549	11.312	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Conservative Structured Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Developed International 150
2008	8.395	6.265	2	N/A	N/A	N/A
2009	6.265	8.912	2	N/A	N/A	N/A
2010	8.912	9.398	3	8.925	9.422	1*
2011	9.398	8.118	3	N/A	N/A	N/A
2012	8.118	9.071	3	N/A	N/A	N/A
2013	9.071	10.729	3	N/A	N/A	N/A
2014	10.729	10.643	3	N/A	N/A	N/A
2015	10.643	10.015	3	N/A	N/A	N/A
LVIP SSgA Emerging Markets 100
2008	8.182	6.057	2	N/A	N/A	N/A
2009	6.057	11.310	4	N/A	N/A	N/A
2010	11.310	14.207	5	11.327	14.243	2
2011	14.207	11.880	5	14.243	11.922	2
2012	11.880	13.159	5	11.922	13.219	2
2013	13.159	12.571	5	13.219	12.641	4
2014	12.571	11.943	6	12.641	12.021	4
2015	11.943	9.740	2	12.021	9.814	5
LVIP SSgA Global Tactical Allocation Managed Volatility(11)
2006	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	10.963	10.801	10	11.024	10.872	16
2012	10.801	11.804	10	10.872	11.893	7
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA International Index
2008	8.428	6.402	2	N/A	N/A	N/A
2009	6.402	8.047	3	N/A	N/A	N/A
2010	8.047	8.468	3	8.059	8.490	8
2011	8.468	7.296	3	8.490	7.321	7
2012	7.296	8.472	3	7.321	8.510	5
2013	8.472	10.078	13	8.510	10.133	4
2014	10.078	9.329	11	10.133	9.390	2
2015	9.329	9.060	11	9.390	9.128	2

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP SSgA International Managed Volatility
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Large Cap 100
2008	9.522	6.978	4	N/A	N/A	N/A
2009	6.978	9.282	5	N/A	N/A	N/A
2010	9.282	10.877	5	9.296	10.905	1*
2011	10.877	10.942	5	N/A	N/A	N/A
2012	10.942	12.073	5	N/A	N/A	N/A
2013	12.073	16.123	4	N/A	N/A	N/A
2014	16.123	18.503	4	N/A	N/A	N/A
2015	18.503	17.341	4	N/A	N/A	N/A
LVIP SSgA Large Cap Managed Volatility
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Moderate Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	12.163	12.696	2	N/A	N/A	N/A
2014	12.696	13.033	2	N/A	N/A	N/A
2015	13.033	12.625	2	N/A	N/A	N/A
LVIP SSgA Moderate Structured Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	12.060	12.552	1*	12.093	12.595	11
2014	12.552	13.027	1*	12.595	13.084	14
2015	13.027	12.461	1*	13.084	12.529	9
LVIP SSgA Moderately Aggressive Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Moderately Aggressive Structured Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	12.838	13.004	6	N/A	N/A	N/A
2014	13.004	13.460	6	N/A	N/A	N/A
2015	13.460	12.772	6	N/A	N/A	N/A
LVIP SSgA S&P 500 Index(12)
2006	N/A	N/A	N/A	N/A	N/A	N/A
2007	11.263	11.379	1*	11.287	11.409	3
2008	11.379	7.027	10	11.409	7.052	77
2009	7.027	8.711	15	7.052	8.751	76
2010	8.711	9.826	16	8.751	9.881	55
2011	9.826	9.839	14	9.881	9.904	43
2012	9.839	11.187	8	9.904	11.272	44
2013	11.187	14.518	40	11.272	14.644	63
2014	14.518	16.191	39	14.644	16.346	51
2015	16.191	16.104	28	16.346	16.275	44

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP SSgA Small-Cap Index
2007	9.388	9.156	1*	9.898	9.161	1*
2008	9.156	5.943	3	9.161	5.953	15
2009	5.943	7.363	5	5.953	7.383	13
2010	7.363	9.135	5	7.383	9.168	18
2011	9.135	8.571	5	9.168	8.611	12
2012	8.571	9.766	4	8.611	9.822	10
2013	9.766	13.242	13	9.822	13.330	15
2014	13.242	13.627	12	13.330	13.731	12
2015	13.627	12.766	7	13.731	12.876	11
LVIP SSgA Small-Cap Managed Volatility
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP SSgA Small-Mid Cap 200
2008	10.419	7.229	1*	N/A	N/A	N/A
2009	7.229	10.780	1*	N/A	N/A	N/A
2010	10.780	13.539	1*	10.796	13.573	2
2011	13.539	13.017	1*	13.573	13.062	7
2012	13.017	14.567	1*	13.062	14.632	6
2013	14.567	19.261	1*	14.632	19.367	5
2014	19.261	19.751	1*	19.367	19.880	4
2015	19.751	18.089	1*	19.880	18.225	4
LVIP T. Rowe Price Growth Stock
2007	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A
2010	7.989	9.169	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP T. Rowe Price Structured Mid-Cap Growth
2006	N/A	N/A	N/A	14.921	16.042	1*
2007	N/A	N/A	N/A	16.042	17.935	1*
2008	N/A	N/A	N/A	17.935	10.100	1*
2009	N/A	N/A	N/A	10.100	14.546	1*
2010	N/A	N/A	N/A	14.546	18.378	1*
2011	N/A	N/A	N/A	18.378	17.385	1*
2012	N/A	N/A	N/A	17.385	19.899	1*
2013	N/A	N/A	N/A	19.899	26.397	1*
2014	N/A	N/A	N/A	26.397	28.987	1*
2015	N/A	N/A	N/A	28.987	29.127	1*
LVIP Templeton Growth Managed Volatility
2007	9.469	9.804	1*	9.471	9.810	1*
2008	N/A	N/A	N/A	9.810	6.010	1*
2009	5.430	7.558	1*	N/A	N/A	N/A
2010	7.558	7.919	1*	N/A	N/A	N/A
2011	7.919	7.544	1*	N/A	N/A	N/A
2012	7.544	8.992	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP U.S. Growth Allocation Managed Risk
2015	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
LVIP UBS Large Cap Growth Managed Volatility
2006	12.939	13.952	1*	12.973	14.003	1*
2007	13.952	16.517	1*	14.003	16.594	1*
2008	16.517	9.610	1*	16.594	9.665	1*
2009	9.610	13.087	1*	9.665	13.174	1*
2010	13.087	14.328	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Vanguard Domestic Equity ETF
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Vanguard International Equity ETF
2011	N/A	N/A	N/A	9.713	8.356	20
2012	N/A	N/A	N/A	8.356	9.813	20
2013	N/A	N/A	N/A	9.813	11.082	16
2014	N/A	N/A	N/A	11.082	10.399	16
2015	N/A	N/A	N/A	10.399	9.933	17
LVIP VIP ContraFund® Managed Volatility
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	11.517	10.788	1*	N/A	N/A	N/A
LVIP VIP Mid Cap Managed Volatility
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Wellington Capital Growth
2007	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Wellington Mid-Cap Value
2007	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	8.025	5.048	2
2009	N/A	N/A	N/A	5.048	7.077	2
2010	N/A	N/A	N/A	7.077	8.629	2
2011	N/A	N/A	N/A	8.629	7.700	2
2012	N/A	N/A	N/A	7.700	9.406	1*
2013	N/A	N/A	N/A	9.406	12.418	1*
2014	N/A	N/A	N/A	12.418	13.234	1*
2015	N/A	N/A	N/A	13.234	12.827	1*
MFS VIT Growth
2006	14.153	15.011	5	14.191	15.066	1*
2007	15.011	17.883	4	15.066	17.967	1*
2008	17.883	11.007	4	17.967	11.071	1*
2009	11.007	14.899	4	11.071	14.999	1*
2010	14.899	16.891	3	14.999	17.022	1*
2011	16.891	16.555	2	17.022	16.700	1*
2012	16.555	19.103	2	16.700	19.290	1*
2013	19.103	25.699	2	N/A	N/A	N/A
2014	25.699	27.529	2	N/A	N/A	N/A
2015	27.529	29.113	2	N/A	N/A	N/A

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
MFS VIT Total Return(13)
2004	11.176	12.152	4	11.111	12.171	17
2005	12.152	12.288	9	12.171	12.320	29
2006	12.288	13.519	10	12.320	13.568	29
2007	13.519	13.849	10	13.568	13.913	30
2008	13.849	10.603	9	13.913	10.662	25
2009	10.603	12.302	8	10.662	12.384	26
2010	12.302	13.293	6	12.384	13.395	26
2011	13.293	13.309	5	13.395	13.424	16
2012	13.309	14.552	3	13.424	14.693	15
2013	14.552	16.125	3	14.693	16.287	12
MFS VIT Utilities
2006	17.560	22.666	5	17.606	22.748	5
2007	22.666	28.495	4	22.748	28.628	5
2008	28.495	17.466	4	28.628	17.565	4
2009	17.466	22.873	4	17.565	23.025	2
2010	22.873	25.590	3	23.025	25.786	2
2011	25.590	26.862	4	25.786	27.095	2
2012	26.862	29.974	2	27.095	30.264	2
2013	29.974	35.514	2	30.264	35.894	1*
2014	35.514	39.367	2	35.894	39.828	1*
2015	39.367	33.074	2	39.828	33.495	1*
MFS® VIT II Core Equity(14)
2006	13.167	14.728	1*	N/A	N/A	N/A
2007	14.728	16.094	1*	N/A	N/A	N/A
2008	16.094	9.624	1*	N/A	N/A	N/A
2009	9.624	12.545	1*	N/A	N/A	N/A
2010	12.545	14.448	1*	N/A	N/A	N/A
2011	14.448	14.057	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
NB AMT Mid Cap Growth(1)
2004	12.155	13.934	2	12.162	13.955	6
2005	13.934	15.620	7	13.955	15.660	7
2006	15.620	17.658	6	15.660	17.721	9
2007	17.658	21.324	7	17.721	21.422	8
2008	21.324	11.902	7	21.422	11.968	9
2009	11.902	15.437	6	11.968	15.539	7
2010	15.437	19.643	5	15.539	19.791	5
2011	19.643	19.451	4	19.791	19.618	3
2012	19.451	21.551	4	19.618	21.758	2
2013	21.551	24.625	4	21.758	24.871	2
NB AMT Mid Cap Intrinsic Value
2006	17.061	18.693	16	17.105	18.760	30
2007	18.693	19.032	12	18.760	19.120	23
2008	19.032	10.163	13	19.120	10.220	18
2009	10.163	14.680	10	10.220	14.778	17
2010	14.680	18.258	8	14.778	18.397	5
2011	18.258	16.825	6	18.397	16.971	4
2012	16.825	19.159	4	16.971	19.344	3
2013	19.159	25.879	3	19.344	26.155	3
2014	25.879	29.036	3	26.155	29.375	2
2015	29.036	26.232	3	29.375	26.565	2
PIMCO VIT CommodityRealReturn Strategy
2009	N/A	N/A	N/A	N/A	N/A	N/A
2010	12.514	15.325	1*	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A

	with EGMDB			with GOP
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars. Number of accumulation units in thousands beginning in 2004.)
Putnam VT Global Health Care
2006	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	12.724	13.132	4
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
Putnam VT Growth & Income
2006	N/A	N/A	N/A	N/A	N/A	N/A
2007	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A
Templeton Global Bond VIP
2006	N/A	N/A	N/A	9.890	11.003	9
2007	11.287	12.019	1*	11.003	12.050	10
2008	12.019	12.581	2	12.050	12.626	17
2009	12.581	14.717	4	12.626	14.784	6
2010	14.717	16.601	6	14.784	16.694	2
2011	16.601	16.219	4	16.694	16.326	1*
2012	N/A	N/A	N/A	16.326	18.533	1*
2013	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	18.239	18.671	1*
2015	18.380	17.442	1*	N/A	N/A	N/A
Templeton Growth VIP
2006	15.579	18.703	11	15.621	18.772	17
2007	18.703	18.866	10	18.772	18.955	17
2008	18.866	10.725	11	18.955	10.786	13
2009	10.725	13.858	9	10.786	13.951	13
2010	13.858	14.668	9	13.951	14.782	13
2011	14.668	13.449	6	14.782	13.566	3
2012	13.449	16.048	4	13.566	16.204	2
2013	16.048	20.691	3	16.204	20.914	2
2014	20.691	19.819	3	20.914	20.053	1*
2015	19.819	18.267	3	20.053	18.501	1*
*	The numbers of accumulation units less than 500 were rounded up to one.
(1)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA S&P 500 Index Fund Subaccount.
(2)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.
(3)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP BlackRock Inflation Protected Bond Fund Subaccount.
(4)	Effective October 9, 2010, the Delaware VIP® Trend Series was reorganized into the Delaware VIP® Smid Cap Growth Series. The values in the table for periods prior to the date of the reorganization reflect investments in the Delaware VIP® Trend Series.
(5)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA Small-Cap Index Fund Subaccount.
(6)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA International Index Fund Subaccount.
(7)	Effective June 5, 2007, the Baron Capital Asset Fund, a series of Baron Capital Funds Trust, was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Baron Capital Asset Fund.
(8)	Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Foundation Aggressive Allocation Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.
(9)	Effective April 30, 2007, the Lincoln Growth Fund, was reorganized into the LVIP Janus Capital Appreciation Fund, a series of Lincoln Variable Insurance Products Trust.

(10)	Effective June 11, 2007, the Lincoln Growth Opportunities Fund was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust.
(11)	Effective July 30, 2010, the LVIP Wilshire Aggressive Profile Fund was restructured into the LVIP SSgA Global Tactical Allocation Managed Volatility Fund. The values in the table for periods prior to the date of the restructuring reflect investments in the LVIP Wilshire Aggressive Profile Fund.
(12)	Effective April 30, 2007, the Lincoln Core Fund was reorganized into the LVIP SSgA S&P 500 Index Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Lincoln Core Fund.
(13)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA Moderate Structured Allocation Fund Subaccount.
(13)	Effective March 27, 2015, the MFS VIT Core Equity Series was reorganized into the MFS VIT II Core Equity Portfolio. The values in the table for periods prior to the date of the reorganization reflect investments in the MFS VIT Core Equity Series.

Appendix B—Condensed Financial Information
Accumulation Unit Values
The following information relates to Accumulation Unit values and number of Accumulation Units for contracts purchased on or after July 22, 2005 for funds available in the periods ended December 31. It should be read along with the VAA's financial statement and notes which are included in the SAI.**
	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
AB VPS Global Thematic Growth
2006	N/A	N/A	N/A	10.715	11.463	4	N/A	N/A	N/A
2007	14.736	17.289	5	11.463	13.566	4	17.483	17.524	1*
2008	17.289	8.943	4	13.566	7.035	6	17.524	9.093	1*
2009	8.943	13.484	2	7.035	10.634	10	9.093	13.752	1*
2010	13.484	15.744	2	10.634	12.447	13	13.752	16.097	1*
2011	15.744	11.873	9	12.447	9.41	27	16.097	12.173	2
2012	11.873	13.238	10	9.41	10.518	28.97	12.173	13.613	6
2013	13.238	16.023	19	10.518	12.763	25	13.613	16.527	6
2014	16.023	16.535	35	12.763	13.203	24	16.527	17.106	2
2015	16.535	16.711	29	13.203	13.378	26	17.106	17.341	2
AB VPS Growth and Income(1)
2005	13.157	13.550	1*	10.212	10.344	4	N/A	N/A	N/A
2006	13.550	15.607	6	10.344	11.944	8	13.870	15.777	1*
2007	15.607	16.114	9	11.944	12.363	21	15.777	16.339	1*
2008	16.114	9.409	28	12.363	7.237	34	16.339	9.569	2
2009	9.409	11.150	30	7.237	8.597	46	9.569	11.373	1*
2010	11.150	12.384	37	8.597	9.572	49	11.373	12.670	1*
2011	12.384	12.933	37	9.572	10.022	47	12.67	13.272	1*
2012	12.933	14.93	35	10.022	11.599	43	13.272	15.367	1*
2013	14.93	17.457	35	11.599	13.574	38	15.367	17.988	1*
AB VPS International Value(2)
2006	11.381	11.850	3	11.155	11.868	20	11.005	11.872	1*
2007	11.850	12.319	31	11.868	12.362	48	11.872	12.379	27
2008	12.319	5.666	50	12.362	5.700	63	12.379	5.711	27
2009	5.666	7.496	58	5.700	7.560	65	5.711	7.578	23
2010	7.496	7.698	58	7.560	7.783	64	7.578	7.806	24
2011	7.698	6.106	66	7.783	6.189	72	7.806	6.21	20
2012	6.106	6.866	67	6.189	6.976	66	6.21	7.004	11
2013	6.866	7.558	66	6.976	7.687	63	7.004	7.719	13
AB VPS Small/Mid Cap Value
2006	16.159	18.170	7	10.654	12.010	18	N/A	N/A	N/A
2007	18.170	18.163	11	12.010	12.035	33	18.856	18.416	3
2008	18.163	11.491	19	12.035	7.633	50	18.416	11.686	4
2009	11.491	16.140	27	7.633	10.748	56	11.686	16.464	8
2010	16.140	20.118	26	10.748	13.430	73	16.464	20.582	9
2011	20.118	18.1	30	13.43	12.114	81	20.582	18.574	5
2012	18.1	21.114	28.78	12.114	14.166	90.02	18.574	21.731	5
2013	21.114	28.613	36	14.166	19.245	120	21.731	29.538	4
2014	28.613	30.693	30	19.245	20.696	117	29.538	31.781	5
2015	30.693	28.500	26	20.696	19.266	114	31.781	29.599	5
American Century VP Inflation Protection(3)
2005	10.411	10.410	9	9.985	9.898	46	N/A	N/A	N/A
2006	10.410	10.412	21	9.898	9.925	105	10.301	10.493	3
2007	10.412	11.226	33	9.925	10.728	160	10.493	11.348	6
2008	11.226	10.877	59	10.728	10.420	222	11.348	11.028	10
2009	10.877	11.806	85	10.420	11.338	256	11.028	12.006	9
2010	11.806	12.217	103	11.338	11.762	327	12.006	12.461	14
2011	12.217	13.442	95	11.762	12.974	324	12.461	13.752	16
2012	13.442	14.213	92	12.974	13.753	303	13.752	14.584	16
2013	14.213	13.91	86	13.753	13.472	287	14.584	14.29	14

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
American Funds Global Growth
2006	12.661	15.013	29	11.430	13.587	32	13.416	15.131	3
2007	15.013	16.977	37	13.587	15.402	68	15.131	17.162	10
2008	16.977	10.299	55	15.402	9.367	125	17.162	10.442	13
2009	10.299	14.430	56	9.367	13.157	137	10.442	14.675	8
2010	14.430	15.877	70	13.157	14.513	145	14.675	16.195	7
2011	15.877	14.244	82	14.513	13.052	141	16.195	14.572	5
2012	14.244	17.189	76	13.052	15.791	124	14.572	17.638	4
2013	17.189	21.863	71	15.791	20.135	112	17.638	22.502	6
2014	21.863	22.025	66	20.135	20.335	101	22.502	22.737	6
2015	22.025	23.190	65	20.335	21.464	89	22.737	24.012	9
American Funds Global Small Capitalization
2006	20.764	25.362	19	12.032	14.734	21	22.198	25.639	1*
2007	25.362	30.324	19	14.734	17.660	51	25.639	30.746	3
2008	30.324	13.877	21	17.660	8.102	91	30.746	14.113	5
2009	13.877	22.039	33	8.102	12.899	112	14.113	22.481	7
2010	22.039	26.564	25	12.899	15.587	131	22.481	27.178	6
2011	26.564	21.148	23	15.587	12.44	131	27.178	21.701	2
2012	21.148	24.608	19	12.44	14.511	118	21.701	25.328	2
2013	24.608	31.081	12	14.511	18.375	98	25.328	32.087	3
2014	31.081	31.253	10	18.375	18.522	70	32.087	32.361	3
2015	31.253	30.853	9	18.522	18.332	59	32.361	32.044	3
American Funds Growth
2006	15.610	16.940	109	11.245	12.234	230	15.733	17.125	15
2007	16.940	18.739	144	12.234	13.567	431	17.125	19.001	29
2008	18.739	10.338	196	13.567	7.503	631	19.001	10.513	64
2009	10.338	14.190	214	7.503	10.325	726	10.513	14.475	68
2010	14.190	16.582	228	10.325	12.096	791	14.475	16.966	60
2011	16.582	15.629	210	12.096	11.429	705	16.966	16.038	44
2012	15.629	18.142	192	11.429	13.3	636	16.038	18.673	34
2013	18.142	23.24	175	13.3	17.08	548	18.673	23.992	28
2014	23.240	24.829	161	17.080	18.294	444	23.992	25.710	25
2015	24.829	26.124	148	18.294	19.296	353	25.710	27.132	27
American Funds Growth-Income
2006	13.921	15.791	123	10.583	12.035	196	14.031	15.963	18
2007	15.791	16.332	156	12.035	12.478	411	15.963	16.560	16
2008	16.332	9.994	166	12.478	7.655	624	16.560	10.164	55
2009	9.994	12.915	183	7.655	9.917	671	10.164	13.174	51
2010	12.915	14.169	221	9.917	10.907	664	13.174	14.497	58
2011	14.169	13.696	226	10.907	10.569	636	14.497	14.055	42
2012	13.696	15.843	212	10.569	12.257	570	14.055	16.307	35
2013	15.843	20.825	184	12.257	16.152	492	16.307	21.499	26
2014	20.825	22.685	164	16.152	17.639	394	21.499	23.490	24
2015	22.685	22.661	157	17.639	17.664	328	23.490	23.536	24
American Funds International
2006	18.551	21.733	54	12.045	14.146	125	18.698	21.970	13
2007	21.733	25.683	62	14.146	16.759	258	21.970	26.041	6
2008	25.683	14.635	77	16.759	9.574	320	26.041	14.884	15
2009	14.635	20.617	76	9.574	13.521	353	14.884	21.031	14
2010	20.617	21.769	87	13.521	14.312	415	21.031	22.272	14
2011	21.769	18.44	83	14.312	12.154	420	22.272	18.924	9
2012	18.44	21.408	72	12.154	14.146	377	18.924	22.035	6
2013	21.408	25.64	66	14.146	16.984	328	22.035	26.47	6
2014	25.640	24.575	62	16.984	16.320	250	26.470	25.447	8
2015	24.575	23.102	59	16.320	15.380	216	25.447	23.993	5
BlackRock Global Allocation V.I.
2009	10.745	11.576	2	10.788	11.594	53	11.491	11.598	1*
2010	11.576	12.511	61	11.594	12.562	269	11.598	12.572	5
2011	12.511	11.87	176	12.562	11.948	735	12.572	11.964	6
2012	11.87	12.852	256.82	11.948	12.969	1091	11.964	12.993	50.26
2013	12.852	14.479	256	12.969	14.647	1159	12.993	14.681	37
2014	14.479	14.532	283	14.647	14.737	1270	14.681	14.779	44
2015	14.532	14.165	309	14.737	14.401	1290	14.779	14.449	51

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
ClearBridge Variable Mid Cap Core
2014	10.305	10.546	14	10.349	10.563	30	10.282	10.566	1*
2015	10.546	10.590	13	10.563	10.633	40	N/A	N/A	N/A
Delaware VIP Diversified Income
2006	10.648	11.277	17	9.841	10.449	77	10.825	11.366	1*
2007	11.277	11.927	64	10.449	11.079	197	11.366	12.057	4
2008	11.927	11.169	67	11.079	10.400	268	12.057	11.324	6
2009	11.169	13.928	88	10.400	13.002	336	11.324	14.165	7
2010	13.928	14.793	127	13.002	13.844	503	14.165	15.089	14
2011	14.793	15.462	149	13.844	14.506	666	15.089	15.819	23
2012	15.462	16.271	160.36	14.506	15.303	839	15.819	16.696	20
2013	16.271	15.793	264	15.303	14.891	1112	16.696	16.254	34
2014	15.793	16.325	391	14.891	15.431	1424	16.254	16.852	37
2015	16.325	15.858	488	15.431	15.028	1557	16.852	16.420	42
Delaware VIP Emerging Markets
2006	12.040	15.034	28	12.058	15.093	32	12.061	15.105	8
2007	15.034	20.503	34	15.093	20.636	63	15.105	20.662	9
2008	20.503	9.754	43	20.636	9.841	83	20.662	9.859	13
2009	9.754	17.063	48	9.841	17.260	102	9.859	17.299	10
2010	17.063	19.860	55	17.260	20.139	145	17.299	20.195	9
2011	19.86	15.644	71	20.139	15.903	219	20.195	15.955	14
2012	15.644	17.588	70.18	15.903	17.925	253.03	15.955	17.992	7
2013	17.588	19.025	72	17.925	19.437	255	17.992	19.521	8
2014	19.025	17.184	71	19.437	17.601	262	19.521	17.685	14
2015	17.184	14.420	68	17.601	14.806	286	17.685	14.885	13
Delaware VIP High Yield
2006	12.651	13.976	23	10.256	11.358	36	13.322	14.129	2
2007	13.976	14.111	25	11.358	11.497	66	14.129	14.308	7
2008	14.111	10.500	29	11.497	8.576	120	14.308	10.679	10
2009	10.500	15.368	35	8.576	12.584	139	10.679	15.677	8
2010	15.368	17.389	52	12.584	14.274	176	15.677	17.791	9
2011	17.389	17.52	37	14.274	14.418	161	17.791	17.979	13
2012	17.52	20.245	32	14.418	16.702	131	17.979	20.838	12
2013	20.245	21.723	29	16.702	17.966	124	20.838	22.426	12
2014	21.723	21.274	25	17.966	17.639	104	22.426	22.029	12
2015	21.274	19.506	24	17.639	16.214	82	22.029	20.259	6
Delaware VIP Limited-Term Diversified Income
2006	9.927	10.198	3	9.942	10.238	4	N/A	N/A	N/A
2007	10.198	10.466	4	10.238	10.534	3	N/A	N/A	N/A
2008	10.466	10.238	14	10.534	10.330	15	N/A	N/A	N/A
2009	10.238	11.349	27	10.330	11.480	75	10.530	11.506	25
2010	11.349	11.655	113	11.480	11.819	188	11.506	11.851	29
2011	11.655	11.769	125	11.819	11.965	303	11.851	12.004	32
2012	11.769	11.88	143.79	11.965	12.108	418.73	12.004	12.154	36
2013	11.88	11.543	203	12.108	11.793	693	12.154	11.843	39
2014	11.543	11.529	288	11.793	11.809	1096	11.843	11.865	89
2015	11.529	11.423	255	11.809	11.730	1020	11.865	11.792	105
Delaware VIP REIT
2006	16.559	21.575	19	10.427	13.619	40	16.690	21.810	6
2007	21.575	18.231	23	13.619	11.537	44	21.810	18.485	6
2008	18.231	11.616	22	11.537	7.370	37	18.485	11.814	5
2009	11.616	14.095	21	7.370	8.965	41	11.814	14.378	4
2010	14.095	17.572	23	8.965	11.204	63	14.378	17.978	4
2011	17.572	19.139	29	11.204	12.234	105	17.978	19.64	5
2012	19.139	21.974	30.93	12.234	14.081	128	19.64	22.618	6
2013	21.974	22.052	32	14.081	14.167	161	22.618	22.766	4
2014	22.052	28.036	30	14.167	18.056	169	22.766	29.031	4
2015	28.036	28.577	29	18.056	18.450	159	29.031	29.680	5

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Delaware VIP Small Cap Value
2006	16.877	19.257	14	10.789	12.342	47	N/A	N/A	N/A
2007	19.257	17.664	29	12.342	11.349	69	20.939	17.910	1*
2008	17.664	12.162	32	11.349	7.834	107	17.910	12.369	1*
2009	12.162	15.755	34	7.834	10.173	108	12.369	16.071	1*
2010	15.755	20.464	36	10.173	13.247	186	16.071	20.937	1*
2011	20.464	19.829	38	13.247	12.868	282	20.937	20.348	3
2012	19.829	22.186	35	12.868	14.434	291.6	20.348	22.835	4
2013	22.186	29.091	33	14.434	18.973	271	22.835	30.032	3
2014	29.091	30.253	30	18.973	19.780	255	30.032	31.326	3
2015	30.253	27.862	29	19.780	18.263	220	31.326	28.937	4
Delaware VIP Smid Cap Growth(4)
2006	14.428	15.248	7	11.260	11.930	21	15.724	15.415	2
2007	15.248	16.584	12	11.930	13.007	19	15.415	16.816	2
2008	16.584	8.677	13	13.007	6.823	11	16.816	8.825	2
2009	8.677	13.189	15	6.823	10.396	13	8.825	13.454	1*
2010	15.689	17.751	21	12.391	14.027	25	16.042	18.161	6
2011	17.751	18.859	17	14.027	14.94	47	18.161	19.353	8
2012	18.859	20.557	21	14.94	16.326	71	19.353	21.16	13
2013	20.557	28.535	32	16.326	22.719	61	21.16	29.459	12
2014	28.535	28.903	30	22.719	23.069	67	29.459	29.929	9
2015	28.903	30.539	33	23.069	24.436	82	29.929	31.717	6
Delaware VIP U.S. Growth
2006	N/A	N/A	N/A	10.039	10.504	4	N/A	N/A	N/A
2007	13.243	14.568	1*	10.504	11.652	6	N/A	N/A	N/A
2008	14.568	8.196	1*	11.652	6.572	7	N/A	N/A	N/A
2009	8.196	11.536	2	6.572	9.273	8	N/A	N/A	N/A
2010	11.536	12.897	3	9.273	10.393	7	N/A	N/A	N/A
2011	12.897	13.651	3	10.393	11.028	57	N/A	N/A	N/A
2012	13.651	15.586	5	11.028	12.622	35	14.292	16.042	4
2013	15.586	20.632	6	12.622	16.751	27	16.042	21.3	3
2014	20.632	22.851	4	16.751	18.599	41	21.300	23.662	12
2015	22.851	23.642	7	18.599	19.291	52	23.662	24.555	4
Delaware VIP Value
2006	14.156	17.255	8	10.375	12.677	27	N/A	N/A	N/A
2007	17.255	16.481	20	12.677	12.139	50	17.932	16.710	15
2008	16.481	10.779	27	12.139	7.960	50	16.710	10.962	13
2009	10.779	12.487	19	7.960	9.244	51	10.962	12.737	14
2010	12.487	14.179	20	9.244	10.522	42	12.737	14.507	8
2011	14.179	15.254	16	10.522	11.348	64	14.507	15.653	4
2012	15.254	17.188	18	11.348	12.819	72	15.653	17.69	5
2013	17.188	22.572	22	12.819	16.876	76	17.69	23.301	4
2014	22.572	25.269	22	16.876	18.941	78	23.301	26.165	6
2015	25.269	24.721	21	18.941	18.576	81	26.165	25.674	7
Deutsche Alternative Asset Allocation VIP
2009	11.030	11.490	1*	10.749	11.506	3	11.150	11.511	1*
2010	11.490	12.687	3	11.506	12.737	16	11.511	12.749	2
2011	12.687	12.103	12	12.737	12.181	35	12.749	12.198	2
2012	12.103	13.032	16	12.181	13.15	52.87	12.198	13.175	3
2013	13.032	12.928	18	13.15	13.077	67	13.175	13.108	3
2014	12.928	13.141	23	13.077	13.326	84	13.108	13.365	11
2015	13.141	12.093	45	13.326	12.293	103	13.365	12.335	13
Deutsche Equity 500 Index VIP(1)
2005	13.074	13.442	5	10.245	10.428	13	N/A	N/A	N/A
2006	13.442	15.253	12	10.428	11.862	41	10.919	11.871	2
2007	15.253	15.774	11	11.862	12.298	39	11.871	12.314	18
2008	15.774	9.732	9	12.298	7.607	29	12.314	7.620	4
2009	9.732	12.076	8	7.607	9.463	28	7.620	9.484	3
2010	12.076	13.617	7	9.463	10.696	24	9.484	10.726	2
2011	13.617	13.608	6	10.696	10.717	20	10.726	10.751	2
2012	13.608	15.465	7	10.717	12.209	14	10.751	12.255	2
2013	15.465	18.084	7	12.209	14.29	13	12.255	14.348	1*

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Deutsche Small Cap Index VIP(5)
2005	14.814	16.031	2	10.784	10.788	10	10.571	10.791	3
2006	16.031	18.497	4	10.788	12.480	9	10.791	12.489	5
2007	18.497	17.819	5	12.480	12.052	12	12.489	12.068	7
2008	17.819	11.522	4	12.052	7.813	11	12.068	7.827	2
2009	11.522	14.326	3	7.813	9.738	12	7.827	9.760	2
2010	14.326	17.788	1*	9.738	12.122	9	9.760	12.155	1*
2011	17.788	16.713	1*	12.122	11.418	8	12.155	11.455	1*
2012	16.713	19.068	1*	11.418	13.06	7	11.455	13.109	1*
2013	19.068	22.32	1	13.06	15.301	6	13.109	15.362	1*
Fidelity VIP Contrafund
2006	15.964	17.515	50	11.254	12.378	84	16.660	17.706	2
2007	17.515	20.229	69	12.378	14.332	143	17.706	20.512	7
2008	20.229	11.415	96	14.332	8.108	284	20.512	11.609	16
2009	11.415	15.226	82	8.108	10.841	323	11.609	15.531	15
2010	15.226	17.529	90	10.841	12.513	453	15.531	17.934	16
2011	17.529	16.779	113	12.513	12.007	541	17.934	17.218	15
2012	16.779	19.187	111.11	12.007	13.765	552.96	17.218	19.749	16
2013	19.187	24.74	115	13.765	17.793	546	19.749	25.541	14
2014	24.740	27.199	128	17.793	19.610	522	25.541	28.163	20
2015	27.199	26.891	141	19.610	19.437	527	28.163	27.929	22
Fidelity VIP Growth
2006	12.962	13.601	1*	10.733	11.191	9	N/A	N/A	N/A
2007	13.601	16.962	2	11.191	13.992	10	14.744	17.198	2
2008	16.962	8.800	3	13.992	7.277	23	17.198	8.949	3
2009	8.800	11.088	3	7.277	9.192	16	8.949	11.310	3
2010	11.088	13.522	3	9.192	11.238	24	11.310	13.835	3
2011	13.522	13.31	15	11.238	11.089	40	13.835	13.658	3
2012	13.31	14.993	21	11.089	12.523	68.88	13.658	15.431	7
2013	14.993	20.077	19	12.523	16.811	74	15.431	20.726	7
2014	20.077	21.945	31	16.811	18.422	88	20.726	22.723	2
2015	21.945	23.100	27	18.422	19.439	110	22.723	23.990	2
Fidelity VIP Mid Cap
2006	11.571	12.806	37	11.587	12.856	57	N/A	N/A	N/A
2007	12.806	14.543	63	12.856	14.637	86	13.462	14.656	10
2008	14.543	8.648	81	14.637	8.725	156	14.656	8.741	18
2009	8.648	11.900	99	8.725	12.036	195	8.741	12.064	24
2010	11.900	15.064	87	12.036	15.276	270	12.064	15.318	17
2011	15.064	13.223	119	15.276	13.442	424	15.318	13.486	17
2012	13.223	14.915	127.49	13.442	15.2	494.27	13.486	15.258	16
2013	14.915	19.954	131	15.2	20.386	472	15.258	20.474	15
2014	19.954	20.832	132	20.386	21.337	449	20.474	21.439	14
2015	20.832	20.177	133	21.337	20.718	417	21.439	20.828	17
Fidelity VIP Overseas(6)
2005	15.831	18.515	3	10.998	12.005	14	N/A	N/A	N/A
2006	18.515	21.470	4	12.005	13.956	27	20.553	21.706	1*
2007	21.470	24.745	6	13.956	16.125	32	21.706	25.092	1*
2008	24.745	13.654	8	16.125	8.920	29	25.092	13.886	1*
2009	13.654	16.969	8	8.920	11.113	31	13.886	17.310	1*
2010	16.969	18.851	9	11.113	12.377	32	17.310	19.288	2
2011	18.851	15.342	14	12.377	10.099	41	19.288	15.745	2
2012	15.342	18.185	14	10.099	12	41	15.745	18.719	1*
2013	18.1485	20.301	14	12	13.409	40	18.719	20.921	1

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
Franklin Income VIP
2006	9.996	11.229	1*	9.986	11.246	8	N/A	N/A	N/A
2007	11.229	11.471	18	11.246	11.518	141	11.967	11.527	10
2008	11.471	7.945	61	11.518	7.997	235	11.527	8.008	11
2009	7.945	10.608	94	7.997	10.704	247	8.008	10.723	10
2010	10.608	11.768	126	10.704	11.905	298	10.723	11.932	9
2011	11.768	11.863	144	11.905	12.031	421	11.932	12.065	13
2012	11.863	13.159	142.9	12.031	13.378	481.92	12.065	13.423	22
2013	13.159	14.763	162	13.378	15.047	516	13.423	15.104	15
2014	14.763	15.207	264	15.047	15.538	580	15.104	15.605	16
2015	15.207	13.917	349	15.538	14.255	602	15.605	14.324	27
Franklin Mutual Shares VIP
2006	10.342	11.274	3	10.459	11.291	19	10.931	11.294	7
2007	11.274	11.488	18	11.291	11.533	111	11.294	11.544	20
2008	11.488	7.114	29	11.533	7.159	172	11.544	7.170	22
2009	7.114	8.829	44	7.159	8.908	207	7.170	8.925	22
2010	8.829	9.666	56	8.908	9.777	320	8.925	9.801	23
2011	9.666	9.418	65	9.777	9.55	364	9.801	9.578	10
2012	9.418	10.594	61	9.55	10.769	366.54	9.578	10.807	8
2013	10.594	13.38	65	10.769	13.634	330	10.807	13.689	5
2014	13.380	14.112	65	13.634	14.417	272	13.689	14.482	5
2015	14.112	13.209	68	14.417	13.528	262	14.482	13.596	4
FTVIPT Franklin Small-Mid Cap Growth Securities(5)
2005	13.731	14.667	2	10.636	10.960	2	N/A	N/A	N/A
2006	14.667	15.696	9	10.960	11.759	8	15.637	15.867	1*
2007	15.696	17.192	10	11.759	12.911	24	15.867	17.432	1*
2008	17.192	9.734	11	12.911	7.329	31	17.432	9.900	1*
2009	9.734	13.761	15	7.329	10.386	33	9.900	14.037	1*
2010	13.761	17.292	19	10.386	13.084	38	14.037	17.692	1*
2011	17.292	16.203	21	13.084	12.291	38	17.692	16.628	1*
2012	16.203	17.685	14	12.291	13.449	37	16.628	18.203	1*
2013	17.685	20.616	14	13.449	15.693	35	18.203	21.244	1*
Invesco V.I. International Growth
2014	27.671	25.791	1*	10.320	9.631	4	N/A	N/A	N/A
2015	25.791	24.730	4	9.631	9.258	32	N/A	N/A	N/A
JPMIT Global Allocation
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP American Century VP Mid Cap Value Managed Volatility
2014	10.117	11.202	64	9.708	11.230	152	10.922	11.236	2
2015	11.202	10.562	228	11.230	10.615	453	11.236	10.626	19
LVIP American Global Growth
2010	12.228	12.366	1*	12.149	12.382	6	N/A	N/A	N/A
2011	12.366	11.049	18	12.382	11.09	50	12.385	11.099	1*
2012	11.049	13.285	20.07	11.09	13.367	60.01	11.099	13.384	2
2013	13.285	16.833	25	13.367	16.98	63	13.384	17.01	7
2014	16.833	16.884	32	16.980	17.074	67	17.010	17.113	3
2015	16.884	17.717	37	17.074	17.962	96	17.113	18.012	5
LVIP American Global Small Capitalization
2010	N/A	N/A	N/A	12.108	12.768	4	N/A	N/A	N/A
2011	12.752	10.109	6	12.768	10.148	68	12.771	10.155	1*
2012	10.109	11.721	12	10.148	11.795	108.66	N/A	N/A	N/A
2013	11.721	14.748	21	11.795	14.878	81	N/A	N/A	N/A
2014	14.748	14.767	21	14.878	14.934	87	14.696	14.968	4
2015	14.767	14.518	20	14.934	14.720	89	14.968	14.760	4
LVIP American Growth
2010	N/A	N/A	N/A	11.748	12.498	11	N/A	N/A	N/A
2011	12.482	11.715	26	12.498	11.759	124	12.501	11.769	1*
2012	11.715	13.548	36.81	11.759	13.633	185.11	11.769	13.65	1*
2013	13.548	17.295	49	13.633	17.447	202	13.65	17.478	1*
2014	17.295	18.414	81	17.447	18.622	233	17.478	18.665	2
2015	18.414	19.303	100	18.622	19.571	262	18.665	19.625	3

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP American Growth-Income
2010	N/A	N/A	N/A	12.078	12.181	11	N/A	N/A	N/A
2011	12.166	11.711	44	12.181	11.755	81	12.184	11.764	4
2012	11.711	13.496	52.65	11.755	13.581	155.32	11.764	13.598	3
2013	13.496	17.677	66	13.581	17.833	156	13.598	17.864	3
2014	17.677	19.192	85	17.833	19.409	182	17.864	19.453	5
2015	19.192	19.108	102	19.409	19.373	200	19.453	19.426	5
LVIP American International
2010	N/A	N/A	N/A	12.039	12.274	8	N/A	N/A	N/A
2011	12.259	10.341	14	12.274	10.38	89	12.277	10.388	1*
2012	10.341	11.959	14	10.38	12.035	134.01	10.388	12.049	2
2013	11.959	14.266	24	12.035	14.392	136	12.049	14.417	8
2014	14.266	13.625	34	14.392	13.780	142	14.417	13.810	11
2015	13.625	12.767	38	13.780	12.944	158	13.810	12.979	12
LVIP Baron Growth Opportunities(7)
2006	N/A	N/A	N/A	10.555	10.639	1*	N/A	N/A	N/A
2007	10.797	10.817	4	10.639	10.860	15	11.205	10.869	1*
2008	10.817	6.482	18	10.860	6.524	23	10.869	6.533	2
2009	6.482	8.829	20	6.524	8.908	25	6.533	8.925	2
2010	8.829	10.987	21	8.908	11.113	40	8.925	11.140	3
2011	10.987	11.253	31	11.113	11.411	51	11.14	11.444	6
2012	11.253	13.101	29.29	11.411	13.319	64.9	11.444	13.364	7
2013	13.101	18.068	45	13.319	18.414	96	13.364	18.485	5
2014	18.068	18.654	56	18.414	19.059	109	18.485	19.142	6
2015	18.654	17.490	59	19.059	17.915	107	19.142	18.002	6
LVIP BlackRock Emerging Markets Managed Volatility
2012	10.712	10.975	1*	10.452	10.984	5	10.223	10.986	1*
2013	10.975	9.928	86	10.984	9.961	251	10.986	9.968	6
2014	9.928	9.273	175	9.961	9.327	489	9.968	9.339	11
2015	9.273	7.741	229	9.327	7.806	836	9.339	7.819	19
LVIP BlackRock Equity Dividend Managed Volatility
2006	10.478	11.451	3	10.493	11.496	2	N/A	N/A	N/A
2007	11.451	11.736	5	11.496	11.812	7	N/A	N/A	N/A
2008	11.736	7.109	6	11.812	7.173	15	N/A	N/A	N/A
2009	7.109	8.609	7	7.173	8.708	8	N/A	N/A	N/A
2010	8.609	9.972	7	8.708	10.112	12	N/A	N/A	N/A
2011	9.972	9.542	12	10.112	9.7	26	N/A	N/A	N/A
2012	9.542	10.964	13	9.7	11.173	47.81	10.94	11.214	1*
2013	10.964	12.729	166	11.173	13.005	521	11.214	13.059	18
2014	12.729	12.938	320	13.005	13.251	911	13.059	13.313	24
2015	12.938	12.090	427	13.251	12.414	1293	13.313	12.478	39
LVIP BlackRock Global Allocation V.I. Managed Volatility
2013	9.744	10.411	271	10.111	10.428	941	9.691	10.431	4
2014	10.411	10.194	474	10.428	10.236	2391	10.431	10.244	17
2015	10.194	9.570	518	10.236	9.633	3190	10.244	9.646	49
LVIP BlackRock Inflation Protected Bond
2010	10.031	10.102	1*	10.314	10.118	20	N/A	N/A	N/A
2011	10.102	11.128	62	10.118	11.174	317	10.121	11.183	7
2012	11.128	11.641	91.38	11.174	11.718	692.1	11.183	11.733	19
2013	11.641	10.48	339	11.718	10.575	1302	11.733	10.594	28
2014	10.480	10.616	430	10.575	10.739	1585	10.594	10.764	32
2015	10.616	10.138	482	10.739	10.281	1658	10.764	10.310	42
LVIP BlackRock U.S. Opportunities Managed Volatility
2015	10.166	8.993	35	10.168	9.008	127	10.168	9.011	8

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Clarion Global Real Estate
2007	9.473	8.223	4	9.559	8.236	23	8.587	8.238	1*
2008	8.223	4.682	18	8.236	4.701	73	8.238	4.704	8
2009	4.682	6.338	53	4.701	6.380	85	4.704	6.388	10
2010	6.338	7.343	45	6.380	7.409	100	6.388	7.423	10
2011	7.343	6.586	57	7.409	6.662	153	7.423	6.678	9
2012	6.586	8.066	57	6.662	8.18	175.83	6.678	8.203	3
2013	8.066	8.184	75	8.18	8.32	218	8.203	8.348	3
2014	8.184	9.154	78	8.320	9.330	237	8.348	9.365	1*
2015	9.154	8.881	83	9.330	9.074	242	9.365	9.113	4
LVIP ClearBridge Large Cap Managed Volatility
2015	10.039	9.249	87	10.077	9.264	213	10.072	9.267	10
LVIP ClearBridge Variable Appreciation Managed Volatility
2014	10.062	10.433	71	10.014	10.459	140	N/A	N/A	N/A
2015	10.433	9.837	240	10.459	9.886	320	10.293	9.896	25
LVIP Delaware Bond
2006	10.448	10.745	68	9.900	10.207	131	9.732	10.216	1*
2007	10.745	11.127	79	10.207	10.596	224	10.216	10.610	16
2008	11.127	10.599	101	10.596	10.118	343	10.610	10.137	50
2009	10.599	12.364	111	10.118	11.834	405	10.137	11.861	54
2010	12.364	13.162	174	11.834	12.629	664	11.861	12.665	51
2011	13.162	13.901	279	12.629	13.371	919	12.665	13.415	39
2012	13.901	14.54	331.59	13.371	14.021	1325.22	13.415	14.075	39
2013	14.54	13.938	442	14.021	13.474	1722	14.075	13.532	50
2014	13.938	14.493	604	13.474	14.045	2212	13.532	14.113	88
2015	14.493	14.275	1016	14.045	13.869	3132	14.113	13.943	101
LVIP Delaware Diversified Floating Rate
2010	N/A	N/A	N/A	10.060	10.059	12	N/A	N/A	N/A
2011	10.043	9.841	28	10.059	9.881	148	10.062	9.889	4
2012	9.841	10.073	57.04	9.881	10.139	259.63	9.889	10.153	15
2013	10.073	9.968	254	10.139	10.059	1009	10.153	10.077	38
2014	9.968	9.851	361	10.059	9.965	1554	10.077	9.988	47
2015	9.851	9.605	392	9.965	9.741	1638	9.988	9.768	57
LVIP Delaware Foundation Aggressive Allocation(8)
2006	14.589	14.932	1*	10.599	11.950	5	N/A	N/A	N/A
2007	14.932	15.601	1*	11.950	12.517	12	N/A	N/A	N/A
2008	15.601	10.232	7	12.517	8.230	63	N/A	N/A	N/A
2009	10.232	13.264	9	8.230	10.695	63	10.150	10.720	1*
2010	13.264	14.654	8	10.695	11.846	63	10.720	11.879	1*
2011	14.654	14.101	8	11.846	11.427	61	11.879	11.465	1*
2012	14.101	15.691	8	11.427	12.748	36	11.465	12.796	1*
2013	15.691	18.53	8	12.748	15.092	35	12.796	15.156	1*
2014	18.530	18.988	5	15.092	15.504	33	N/A	N/A	N/A
2015	18.988	18.401	2	15.504	15.062	29	N/A	N/A	N/A
LVIP Delaware Social Awareness
2006	N/A	N/A	N/A	10.788	11.930	4	N/A	N/A	N/A
2007	16.626	16.666	1*	11.930	12.095	5	11.957	12.110	1*
2008	16.666	10.726	2	12.095	7.803	7	12.110	7.817	1*
2009	10.726	13.681	2	7.803	9.978	4	7.817	9.997	1*
2010	13.681	14.976	2	9.978	10.950	2	9.997	10.976	1*
2011	14.976	14.788	15	10.95	10.84	34	10.976	10.872	1*
2012	14.788	16.728	14	10.84	12.292	34	10.872	12.334	1*
2013	16.728	22.27	21	12.292	16.406	53	12.334	16.465	1*
2014	22.270	25.173	13	16.406	18.590	57	16.465	18.667	2
2015	25.173	24.536	15	18.590	18.165	58	18.667	18.249	2

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Delaware Special Opportunities
2007	N/A	N/A	N/A	9.239	9.159	1*	9.123	9.162	5
2008	8.647	5.686	1*	9.159	5.708	1*	9.162	5.713	6
2009	5.686	7.277	13	5.708	7.323	4	5.713	7.334	16
2010	7.277	9.328	7	7.323	9.410	17	7.334	9.429	8
2011	9.328	8.676	12	9.41	8.775	45	9.429	8.797	4
2012	8.676	9.784	23.9	8.775	9.921	59	8.797	9.95	8
2013	9.784	12.844	26	9.921	13.055	34	9.95	13.101	5
2014	12.844	13.563	21	13.055	13.821	36	13.101	13.877	5
2015	13.563	13.343	20	13.821	13.631	36	13.877	13.692	5
LVIP Dimensional International Core Equity Managed Volatility
2011	8.164565	8.303	4	10.143055	8.316	36	N/A	N/A	N/A
2012	8.303	9.685	3	8.316	9.725	86	8.91	9.733	1*
2013	9.685	10.951	28	9.725	11.023	156	9.733	11.038	2
2014	10.951	9.948	82	11.023	10.039	293	11.038	10.058	7
2015	9.948	9.383	99	10.039	9.492	454	10.058	9.515	12
LVIP Dimensional International Core Equity
2015	9.841	8.972	2	9.864	8.987	2	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 1
2006	10.355	11.444	3	10.385	11.489	4	N/A	N/A	N/A
2007	11.444	11.928	6	11.489	12.005	13	N/A	N/A	N/A
2008	11.928	7.517	11	12.005	7.584	18	N/A	N/A	N/A
2009	7.517	9.195	12	7.584	9.301	24	N/A	N/A	N/A
2010	9.195	10.189	18	9.301	10.332	23	N/A	N/A	N/A
2011	10.189	10.117	16	10.332	10.285	25	N/A	N/A	N/A
2012	10.117	11.447	14	10.285	11.666	19	N/A	N/A	N/A
2013	11.447	14.968	10	11.666	15.292	15	N/A	N/A	N/A
2014	14.968	16.621	8	15.292	17.024	12	N/A	N/A	N/A
2015	16.621	15.982	9	17.024	16.410	12	N/A	N/A	N/A
LVIP Dimensional U.S. Core Equity 2 Managed Volatility
2011	8.415568	9.359	11	10.097714	9.373	33	N/A	N/A	N/A
2012	9.359	10.792	10	9.373	10.836	130	10.115	10.845	3
2013	10.792	13.692	40	10.836	13.782	285	10.845	13.8	2
2014	13.692	14.079	84	13.782	14.207	514	13.800	14.233	4
2015	14.079	12.775	152	14.207	12.924	701	14.233	12.954	11
LVIP Dimensional U.S. Core Equity 2
2015	10.129	9.366	16	10.204	9.382	1*	N/A	N/A	N/A
LVIP Dimensional/Vanguard Total Bond
2011	10.044309	10.347	4	10.009007	10.363	132	N/A	N/A	N/A
2012	10.347	10.543	22.73	10.363	10.586	338	10.439	10.594	18
2013	10.543	10.068	127	10.586	10.135	717	10.594	10.148	22
2014	10.068	10.349	230	10.135	10.443	1178	10.148	10.462	27
2015	10.349	10.196	235	10.443	10.315	1410	10.462	10.339	31
LVIP Franklin Mutual Shares VIP Managed Volatility
2014	9.701	10.273	73	10.042	10.299	239	10.526	10.303	1*
2015	10.273	9.302	246	10.299	9.349	698	10.303	9.358	31
LVIP Global Conservative Allocation Managed Risk
2006	10.317	11.015	3	10.272	11.059	17	N/A	N/A	N/A
2007	11.015	11.660	2	11.059	11.735	37	11.167	11.750	12
2008	11.660	9.340	32	11.735	9.423	54	11.750	9.440	9
2009	9.340	11.453	39	9.423	11.585	84	9.440	11.611	8
2010	11.453	12.431	20	11.585	12.605	144	11.611	12.640	9
2011	12.431	12.659	18	12.605	12.869	285	12.64	12.911	1*
2012	12.659	13.649	86.77	12.869	13.909	1120.07	12.911	13.962	25
2013	13.649	14.712	197	13.909	15.03	1518	13.962	15.095	43
2014	14.712	15.272	370	15.030	15.642	1920	15.095	15.717	49
2015	15.272	14.701	528	15.642	15.095	2295	15.717	15.175	48

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Global Growth Allocation Managed Risk
2006	10.652	11.941	29	10.667	11.988	147	11.057	11.998	4
2007	11.941	12.880	68	11.988	12.963	215	N/A	N/A	N/A
2008	12.880	8.423	85	12.963	8.498	362	N/A	N/A	N/A
2009	8.423	10.674	53	8.498	10.797	344	10.425	10.821	13
2010	10.674	11.816	66	10.797	11.982	349	10.821	12.015	13
2011	11.816	11.606	77	11.982	11.798	435	12.015	11.836	13
2012	11.606	12.442	474.71	11.798	12.679	2441	11.836	12.727	97.62
2013	12.442	13.875	1974	12.679	14.176	6699	12.727	14.236	183
2014	13.875	14.100	3332	14.176	14.441	9834	14.236	14.510	200
2015	14.100	13.337	3857	14.441	13.694	11262	14.510	13.766	204
LVIP Global Income
2009	10.324	10.679	7	10.451	10.695	10	N/A	N/A	N/A
2010	10.679	11.505	37	10.695	11.551	108	10.698	11.560	2
2011	11.505	11.421	102	11.551	11.496	264	11.56	11.511	7
2012	11.421	12.081	131.79	11.496	12.19	314.92	11.511	12.213	12
2013	12.081	11.531	160	12.19	11.664	362	12.213	11.691	27
2014	11.531	11.545	255	11.664	11.708	622	11.691	11.741	22
2015	11.545	11.109	330	11.708	11.294	790	11.741	11.332	28
LVIP Global Moderate Allocation Managed Risk
2006	10.475	11.528	74	10.490	11.573	289	11.369	11.582	16
2007	11.528	12.372	111	11.573	12.452	471	11.582	12.468	15
2008	12.372	8.916	152	12.452	8.996	611	12.468	9.012	23
2009	8.916	11.213	134	8.996	11.342	614	9.012	11.368	26
2010	11.213	12.330	153	11.342	12.503	622	11.368	12.538	27
2011	12.33	12.251	156	12.503	12.454	787	12.538	12.495	22
2012	12.251	13.187	477.01	12.454	13.439	2671	12.495	13.49	48.69
2013	13.187	14.488	1304	13.439	14.802	6692	13.49	14.865	176
2014	14.488	14.819	2464	14.802	15.178	9580	14.865	15.251	205
2015	14.819	14.063	2722	15.178	14.440	11290	15.251	14.516	252
LVIP Growth Fund(9)
2005	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2006	N/A	N/A	N/A	10.483	11.332	1*	N/A	N/A	N/A
LVIP Growth Opportunities(10)
2005	N/A	N/A	N/A	11.648	11.462	3	N/A	N/A	N/A
2006	N/A	N/A	N/A	11.462	12.434	3	N/A	N/A	N/A
LVIP Invesco Diversified Equity-Income Managed Volatility
2014	10.169	10.262	30	10.165	10.241	86	10.272	10.282	1*
2015	10.262	9.581	181	10.241	9.585	490	10.282	9.628	10
LVIP Invesco V.I. Comstock Managed Volatility
2014	10.011	10.283	101	10.025	10.314	188	10.193	10.319	4
2015	10.283	9.223	163	10.314	9.274	337	10.319	9.283	4
LVIP Ivy Mid Cap Growth Managed Volatility
2007	N/A	N/A	N/A	10.707	10.969	4	10.574	10.972	1*
2008	10.287	5.451	1*	10.969	5.475	7	10.972	5.479	1*
2009	5.451	7.947	2	5.475	8.001	6	5.479	8.011	1*
2010	7.947	9.932	6	8.001	10.025	10	8.011	10.043	1*
2011	9.932	9.014	20	10.025	9.121	27	10.043	9.141	1*
2012	9.014	9.427	22	9.121	9.562	46	9.141	9.589	1*
2013	9.427	11.558	92	9.562	11.754	287	9.589	11.792	9
2014	11.558	10.521	185	11.754	10.726	560	11.792	10.767	16
2015	10.521	9.900	214	10.726	10.118	799	10.767	10.161	28
LVIP JPMorgan High Yield
2010	N/A	N/A	N/A	10.753	10.825	1*	N/A	N/A	N/A
2011	10.809	10.912	22	10.825	10.956	109	10.829	10.963	2
2012	10.912	12.316	27	10.956	12.397	215.85	10.963	12.411	4
2013	12.316	12.891	45	12.397	13.008	274	12.411	13.029	4
2014	12.891	13.020	51	13.008	13.172	246	13.029	13.200	10
2015	13.020	12.285	58	13.172	12.459	224	13.200	12.492	10

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP JPMorgan Mid Cap Value Managed Volatility
2007	N/A	N/A	N/A	10.121	9.375	2	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	5.179	7.433	6	7.144	7.482	1*	N/A	N/A	N/A
2010	7.433	9.109	13	7.482	9.191	3	N/A	N/A	N/A
2011	9.109	8.789	19	9.191	8.89	9	N/A	N/A	N/A
2012	8.789	9.819	16	8.89	9.957	29	N/A	N/A	N/A
2013	9.819	11.975	118	9.957	12.174	296	10.714	12.213	4
2014	11.975	12.716	227	12.174	12.960	663	12.213	13.008	5
2015	12.716	11.523	340	12.960	11.774	1035	13.008	11.823	15
LVIP Managed Risk Profile 2010
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	9.838	7.834	31	N/A	N/A	N/A
2009	N/A	N/A	N/A	7.834	9.596	32	N/A	N/A	N/A
2010	N/A	N/A	N/A	9.596	10.532	22	N/A	N/A	N/A
2011	N/A	N/A	N/A	10.532	10.499	24	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.499	11.221	22	N/A	N/A	N/A
2013	N/A	N/A	N/A	11.221	12.035	22	N/A	N/A	N/A
2014	N/A	N/A	N/A	12.035	12.416	22	N/A	N/A	N/A
2015	N/A	N/A	N/A	12.416	12.029	12	N/A	N/A	N/A
LVIP Managed Risk Profile 2020
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	10.102	7.417	1*	N/A	N/A	N/A
2009	N/A	N/A	N/A	7.417	9.177	6	8.530	9.188	2
2010	N/A	N/A	N/A	9.177	10.123	6	9.188	10.141	2
2011	N/A	N/A	N/A	10.123	9.987	1*	N/A	N/A	N/A
2012	N/A	N/A	N/A	9.987	10.657	1*	N/A	N/A	N/A
2013	N/A	N/A	N/A	10.657	11.661	1*	N/A	N/A	N/A
2014	N/A	N/A	N/A	11.661	11.985	1*	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP Managed Risk Profile 2030
2007	N/A	N/A	N/A	10.321	10.409	1*	N/A	N/A	N/A
2008	9.731	7.066	6	10.409	7.094	30	N/A	N/A	N/A
2009	7.066	8.881	6	7.094	8.938	22	N/A	N/A	N/A
2010	8.881	9.816	6	8.938	9.904	20	N/A	N/A	N/A
2011	9.816	9.587	6	9.904	9.697	20	N/A	N/A	N/A
2012	9.587	10.159	6	9.697	10.302	10	N/A	N/A	N/A
2013	10.159	11.349	6	10.302	11.538	10	N/A	N/A	N/A
2014	11.349	11.610	6	11.538	11.832	10	N/A	N/A	N/A
2015	11.610	11.100	6	11.832	11.341	10	N/A	N/A	N/A
LVIP Managed Risk Profile 2040
2007	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2012	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2013	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2014	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2015	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
LVIP MFS International Growth Managed Volatility
2013	9.826	10.052	53	9.827	10.068	94	10.153	10.072	2
2014	10.052	9.171	88	10.068	9.208	322	10.072	9.216	4
2015	9.171	9.018	147	9.208	9.078	586	9.216	9.089	18

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP MFS International Growth
2007	11.113	11.153	1*	9.917	11.170	7	N/A	N/A	N/A
2008	11.153	5.593	8	11.170	5.615	12	N/A	N/A	N/A
2009	5.593	7.462	15	5.615	7.511	15	N/A	N/A	N/A
2010	7.462	8.290	31	7.511	8.365	34	N/A	N/A	N/A
2011	8.29	7.338	41	8.365	7.423	38	8.38	7.44	1*
2012	7.338	8.605	40.62	7.423	8.727	71.84	7.44	8.751	1*
2013	8.605	9.602	40	8.727	9.762	75	8.751	9.795	1*
2014	9.602	8.954	67	9.762	9.126	105	9.795	9.161	1*
2015	8.954	8.909	89	9.126	9.102	155	9.161	9.142	2
LVIP MFS Value
2007	9.745	9.713	1*	9.746	9.727	7	N/A	N/A	N/A
2008	9.713	6.459	4	9.727	6.485	37	8.980	6.490	10
2009	6.459	7.674	15	6.485	7.724	49	6.490	7.734	10
2010	7.674	8.411	25	7.724	8.487	98	7.734	8.503	10
2011	8.411	8.253	57	8.487	8.348	169	8.503	8.367	11
2012	8.253	9.429	59	8.348	9.561	195	8.367	9.589	12
2013	9.429	12.592	71	9.561	12.8	213	9.589	12.843	16
2014	12.592	13.667	99	12.800	13.928	244	12.843	13.982	15
2015	13.667	13.350	93	13.928	13.639	272	13.982	13.698	19
LVIP Mondrian International Value
2006	17.248	22.025	9	11.119	14.234	26	11.787	14.245	2
2007	22.025	24.116	17	14.234	15.625	42	14.245	15.645	3
2008	24.116	15.004	19	15.625	9.745	50	15.645	9.763	4
2009	15.004	17.864	14	9.745	11.632	56	9.763	11.659	5
2010	17.864	17.979	14	11.632	11.736	55	11.659	11.769	5
2011	17.979	16.914	15	11.736	11.068	60	11.769	11.105	5
2012	16.914	18.208	14	11.068	11.945	52	11.105	11.991	5
2013	18.208	21.795	37	11.945	14.334	93	11.991	14.395	9
2014	21.795	20.866	36	14.334	13.757	93	14.395	13.823	12
2015	20.866	19.720	40	13.757	13.034	114	13.823	13.103	17
LVIP Money Market
2006	9.928	10.207	120	10.094	10.403	157	N/A	N/A	N/A
2007	10.207	10.523	144	10.403	10.752	288	10.713	10.766	3
2008	10.523	10.577	98	10.752	10.835	265	10.766	10.855	16
2009	10.577	10.423	131	10.835	10.704	242	10.855	10.728	27
2010	10.423	10.267	110	10.704	10.570	262	10.728	10.600	14
2011	10.267	10.112	106	10.57	10.437	241	10.6	10.471	6
2012	10.112	9.959	113	10.437	10.305	593.91	10.471	10.344	41
2013	9.959	9.809	121	10.305	10.174	476	10.344	10.218	18
2014	9.809	9.660	195	10.174	10.045	387	10.218	10.093	32
2015	9.660	9.514	95	10.045	9.918	388	10.093	9.970	23
LVIP Multi-Manager Global Equity Managed Volatility
2014	10.192	9.806	3	10.291	9.822	26	N/A	N/A	N/A
2015	9.806	8.970	14	9.822	9.007	85	N/A	N/A	N/A
LVIP PIMCO Low Duration Bond
2014	9.968	9.903	28	9.982	9.919	166	9.986	9.922	1*
2015	9.903	9.888	201	9.919	9.929	619	9.922	9.937	12
LVIP SSGA Bond Index
2008	10.155	10.462	13	10.178	10.476	92	10.124	10.478	6
2009	10.462	10.740	56	10.476	10.781	342	10.478	10.789	8
2010	10.740	11.178	121	10.781	11.249	653	10.789	11.263	33
2011	11.178	11.791	159	11.249	11.896	662	11.263	11.917	40
2012	11.791	12.028	182.58	11.896	12.164	850.56	11.917	12.192	44
2013	12.028	11.51	239	12.164	11.67	915	12.192	11.702	39
2014	11.510	11.954	252	11.670	12.151	1088	11.702	12.190	17
2015	11.954	11.771	269	12.151	11.994	1159	12.190	12.039	25

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSgA Conservative Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2011	10.443	10.534	4	10.454	10.571	39	N/A	N/A	N/A
2012	N/A	N/A	N/A	10.571	11.355	89	11.019	11.368	2
2013	11.381	11.839	1*	11.355	11.94	72	11.368	11.961	19
2014	11.839	12.177	2	11.940	12.312	93	11.961	12.339	14
2015	12.177	11.847	28	12.312	12.009	151	12.339	12.041	13
LVIP SSgA Conservative Structured Allocation
2010	N/A	N/A	N/A	10.296	10.407	5	N/A	N/A	N/A
2011	10.396	10.496	14	10.407	10.534	241	N/A	N/A	N/A
2012	10.496	11.171	22	10.534	11.239	402	N/A	N/A	N/A
2013	11.171	11.747	22	11.239	11.848	402	N/A	N/A	N/A
2014	11.747	12.176	22	11.848	12.312	331	N/A	N/A	N/A
2015	12.176	11.737	24	12.312	11.897	333	12.384	11.929	1*
LVIP SSGA Developed International 150
2008	9.435	6.262	12	9.038	6.270	19	8.792	6.272	1*
2009	6.262	8.898	23	6.270	8.932	58	6.272	8.939	1*
2010	8.898	9.375	41	8.932	9.434	101	8.939	9.446	5
2011	9.375	8.09	44	9.434	8.161	108	9.446	8.176	5
2012	8.09	9.03	54	8.161	9.133	147	8.176	9.153	5
2013	9.03	10.671	64	9.133	10.819	137	9.153	10.849	7
2014	10.671	10.574	56	10.819	10.748	171	10.849	10.783	6
2015	10.574	9.940	59	10.748	10.128	175	10.783	10.167	9
LVIP SSGA Emerging Markets 100
2008	9.587	6.053	12	9.998	6.061	23	9.021	6.063	1*
2009	6.053	11.293	37	6.061	11.336	51	6.063	11.345	9
2010	11.293	14.172	39	11.336	14.261	78	11.345	14.279	10
2011	14.172	11.839	46	14.261	11.943	103	14.279	11.964	7
2012	11.839	13.101	48.01	11.943	13.249	150.75	11.964	13.279	6
2013	13.101	12.503	58	13.249	12.675	143	13.279	12.711	7
2014	12.503	11.866	59	12.675	12.060	165	12.711	12.099	6
2015	11.866	9.668	68	12.060	9.850	190	12.099	9.888	5
LVIP SSgA Global Tactical Allocation Managed Volatility(11)
2006	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2007	13.152	13.590	4	12.835	13.677	9	N/A	N/A	N/A
2008	13.590	7.946	14	13.677	8.017	39	N/A	N/A	N/A
2009	7.946	10.207	14	8.017	10.324	55	N/A	N/A	N/A
2010	10.207	10.902	17	10.324	11.055	41	N/A	N/A	N/A
2011	10.902	10.73	77	11.055	10.908	383	N/A	N/A	N/A
2012	10.73	11.715	84.02	10.908	11.938	705	11.435	11.983	7
2013	11.715	12.634	263	11.938	12.908	1364	11.983	12.963	20
2014	12.634	12.901	362	12.908	13.214	1726	12.963	13.277	28
2015	12.901	11.845	440	13.214	12.163	1991	13.277	12.227	42
LVIP SSgA International Index
2008	9.334	6.398	12	8.966	6.407	21	8.720	6.408	1*
2009	6.398	8.034	43	6.407	8.065	72	6.408	8.071	1*
2010	8.034	8.447	65	8.065	8.500	166	8.071	8.511	6
2011	8.447	7.27	84	8.5	7.334	202	8.511	7.347	9
2012	7.27	8.433	84	7.334	8.529	256	7.347	8.549	12
2013	8.433	10.022	112	8.529	10.161	298	8.549	10.189	7
2014	10.022	9.268	119	10.161	9.420	311	10.189	9.451	5
2015	9.268	8.992	104	9.420	9.162	311	9.451	9.197	7
LVIP SSgA International Managed Volatility
2014	9.946	9.176	4	9.989	9.200	101	10.496	9.203	1*
2015	9.176	8.696	37	9.200	8.740	345	9.203	8.748	10

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSgA Large Cap 100
2008	10.008	6.975	16	9.994	6.984	31	10.077	6.986	2
2009	6.975	9.268	35	6.984	9.303	120	6.986	9.310	3
2010	9.268	10.850	68	9.303	10.919	205	9.310	10.932	16
2011	10.85	10.903	67	10.919	11	214	10.932	11.019	11
2012	10.903	12.019	70	11	12.155	222	11.019	12.183	8
2013	12.019	16.034	68	12.155	16.257	196	12.183	16.302	7
2014	16.034	18.383	61	16.257	18.685	192	16.302	18.746	4
2015	18.383	17.211	59	18.685	17.538	199	18.746	17.604	25
LVIP SSgA Large Cap Managed Volatility
2013	10.157	10.888	43	10.143	10.905	60	10.087	10.908	1*
2014	10.888	11.388	102	10.905	11.435	330	10.908	11.444	1*
2015	11.388	10.609	176	11.435	10.679	569	11.444	10.693	11
LVIP SSgA Moderate Index Allocation
2010	N/A	N/A	N/A	N/A	N/A	N/A	10.582	10.668	39
2011	10.655	10.44	39	10.666	10.477	105	N/A	N/A	N/A
2012	10.44	11.455	32	10.477	11.524	220	11.135	11.538	1*
2013	11.455	12.653	25	11.524	12.761	298	11.538	12.783	1*
2014	12.653	12.975	48	12.761	13.119	454	12.783	13.148	1*
2015	12.975	12.557	66	13.119	12.728	629	13.148	12.763	1*
LVIP SSgA Moderate Structured Allocation
2010	N/A	N/A	N/A	10.444	10.568	10	N/A	N/A	N/A
2011	10.557	10.399	118	10.568	10.436	1166	10.57	10.443	75
2012	10.399	11.29	298.9	10.436	11.358	1146	10.443	11.372	78
2013	11.29	12.51	357	11.358	12.617	1237	11.372	12.639	78
2014	12.510	12.969	353	12.617	13.113	1185	12.639	13.142	76
2015	12.969	12.394	323	13.113	12.563	1117	13.142	12.597	73
LVIP SSgA Moderately Aggressive Index Allocation
2010	10.759	10.793	12	10.696	10.804	6	N/A	N/A	N/A
2011	10.793	10.33	54	10.804	10.367	159	N/A	N/A	N/A
2012	10.33	11.45	51	10.367	11.52	285.71	11.064	11.534	15
2013	11.45	12.912	74	11.52	13.023	380	11.534	13.045	18
2014	12.912	13.190	61	13.023	13.337	407	13.045	13.366	18
2015	13.190	12.691	84	13.337	12.864	446	13.366	12.899	18
LVIP SSgA Moderately Aggressive Structured Allocation
2010	N/A	N/A	N/A	10.747	10.864	14	N/A	N/A	N/A
2011	10.852	10.472	93	10.864	10.509	395	10.866	10.517	9
2012	10.472	11.457	66.07	10.509	11.527	531.44	10.517	11.54	9
2013	11.457	12.959	84	11.527	13.071	548	11.54	13.093	9
2014	12.959	13.400	92	13.071	13.549	546	13.093	13.579	9
2015	13.400	12.703	91	13.549	12.876	618	13.579	12.911	9
LVIP SSgA S&P 500 Index(12)
2006	10.568	11.472	3	10.266	11.517	3	N/A	N/A	N/A
2007	11.464	11.348	9	11.519	11.423	29	N/A	N/A	N/A
2008	11.348	7.000	79	11.423	7.064	166	10.511	7.077	16
2009	7.000	8.670	92	7.064	8.771	253	7.077	8.791	18
2010	8.670	9.770	131	8.771	9.908	369	8.791	9.936	25
2011	9.77	9.773	142	9.908	9.936	414	9.936	9.969	26
2012	9.773	11.101	134	9.936	11.315	479.37	9.969	11.358	22
2013	11.101	14.392	200	11.315	14.706	613	11.358	14.769	12
2014	14.392	16.034	206	14.706	16.425	666	14.769	16.504	10
2015	16.034	15.932	229	16.425	16.361	717	16.504	16.448	7
LVIP SSgA Small-Cap Index
2007	10.083	9.150	3	9.914	9.164	15	N/A	N/A	N/A
2008	9.150	5.934	38	9.164	5.958	65	8.452	5.963	5
2009	5.934	7.344	47	5.958	7.392	95	5.963	7.402	7
2010	7.344	9.102	60	7.392	9.185	119	7.402	9.202	9
2011	9.102	8.532	66	9.185	8.631	138	9.202	8.651	13
2012	8.532	9.712	61	8.631	9.849	147.43	8.651	9.877	12
2013	9.712	13.155	96	9.849	13.374	194	9.877	13.419	8
2014	13.155	13.524	84	13.374	13.784	174	13.419	13.837	7
2015	13.524	12.656	78	13.784	12.932	182	13.837	12.988	7

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP SSgA Small-Cap Managed Volatility
2013	10.068	11.155	40	10.047	11.173	57	10.582	11.176	2
2014	11.155	10.804	121	11.173	10.848	302	11.176	10.857	5
2015	10.804	9.690	202	10.848	9.754	673	10.857	9.767	23
LVIP SSgA Small-Mid Cap 200
2008	10.616	7.225	6	10.755	7.235	12	10.747	7.237	1*
2009	7.225	10.763	13	7.235	10.804	31	7.237	10.813	1*
2010	10.763	13.505	19	10.804	13.590	45	10.813	13.608	2
2011	13.505	12.971	23	13.59	13.085	46	13.608	13.109	2
2012	12.971	14.501	29	13.085	14.666	54	13.109	14.7	2
2013	14.501	19.155	36	14.666	19.421	59	14.7	19.475	1*
2014	19.155	19.623	40	19.421	19.945	64	19.475	20.011	2
2015	19.623	17.953	37	19.945	18.294	78	20.011	18.364	2
LVIP T. Rowe Price Growth Stock
2007	N/A	N/A	N/A	10.228	9.942	1*	N/A	N/A	N/A
2008	N/A	N/A	N/A	9.942	5.693	7	N/A	N/A	N/A
2009	7.840	7.968	1*	5.693	8.020	4	N/A	N/A	N/A
2010	7.968	9.135	9	8.020	9.218	18	N/A	N/A	N/A
2011	9.135	8.824	38	9.218	8.927	82	9.236	8.948	2
2012	8.824	10.254	44	8.927	10.399	117	8.948	10.429	5
2013	10.254	14.004	50	10.399	14.237	139	10.429	14.286	4
2014	14.004	14.952	62	14.237	15.240	169	14.286	15.299	5
2015	14.952	16.260	67	15.240	16.614	185	15.299	16.688	7
LVIP T. Rowe Price Structured Mid-Cap Growth
2006	14.843	15.930	1*	11.214	11.836	9	N/A	N/A	N/A
2007	15.930	17.771	1*	11.836	13.236	11	N/A	N/A	N/A
2008	17.771	9.988	9	13.236	7.458	11	N/A	N/A	N/A
2009	9.988	14.355	11	7.458	10.745	13	N/A	N/A	N/A
2010	14.355	18.100	13	10.745	13.583	22	N/A	N/A	N/A
2011	18.1	17.089	17	13.583	12.856	45	13.621	12.898	2
2012	17.089	19.52	20	12.856	14.722	58.73	12.898	14.778	9
2013	19.52	25.843	22	14.722	19.54	73	14.778	19.624	8
2014	25.843	28.322	27	19.540	21.467	72	19.624	21.570	8
2015	28.322	28.402	25	21.467	21.582	75	21.570	21.696	12
LVIP Templeton Growth Managed Volatility
2007	9.910	9.798	4	9.974	9.813	31	N/A	N/A	N/A
2008	9.798	5.991	9	9.813	6.015	51	8.745	6.020	8
2009	5.991	7.539	15	6.015	7.588	61	6.020	7.599	7
2010	7.539	7.891	21	7.588	7.963	62	7.599	7.977	8
2011	7.891	7.51	36	7.963	7.597	84	7.977	7.615	11
2012	7.51	8.941	38.48	7.597	9.067	125.01	7.615	9.093	8
2013	8.941	10.532	190	9.067	10.707	654	9.093	10.743	66
2014	10.532	10.138	512	10.707	10.333	1701	10.743	10.373	158
2015	10.138	9.158	726	10.333	9.358	2589	10.373	9.398	53
LVIP U.S. Growth Allocation Managed Risk
2015	10.064	9.521	91	10.066	9.537	817	10.026	9.540	17
LVIP UBS Large Cap Growth Managed Volatility
2006	N/A	N/A	N/A	10.777	11.320	3	N/A	N/A	N/A
2007	14.799	16.440	2	11.320	13.421	3	13.323	13.438	2
2008	16.440	9.556	2	13.421	7.820	3	13.438	7.834	2
2009	9.556	13.000	2	7.820	10.666	3	7.834	10.691	2
2010	13.000	14.218	1*	10.666	11.694	5	10.691	11.727	2
2011	14.218	13.17	1*	11.694	10.859	10	11.727	10.895	2
2012	13.17	15.055	2	10.859	12.445	24	10.895	12.492	9
2013	15.055	18.557	34	12.445	15.378	184	12.492	15.444	14
2014	18.557	19.201	77	15.378	15.952	336	15.444	16.028	6
2015	19.201	19.111	145	15.952	15.917	702	16.028	16.001	32

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
LVIP Vanguard Domestic Equity ETF
2011	9.965662	9.353	1*	9.898763	9.368	36	N/A	N/A	N/A
2012	9.353	10.579	16	9.368	10.622	122.14	10.105	10.631	4
2013	10.579	13.562	24	10.622	13.652	144	10.631	13.669	2
2014	13.562	14.947	25	13.652	15.083	153	13.669	15.110	2
2015	14.947	14.635	25	15.083	14.805	159	15.110	14.839	2
LVIP Vanguard International Equity ETF
2011	9.84843	8.345	4	9.852282	8.358	18	N/A	N/A	N/A
2012	8.345	9.781	7	8.358	9.821	61.37	8.984	9.829	1*
2013	9.781	11.023	15	9.821	11.097	70	9.829	11.111	1*
2014	11.023	10.324	17	11.097	10.418	94	11.111	10.437	4
2015	10.324	9.841	32	10.418	9.956	111	10.437	9.979	3
LVIP VIP ContraFund® Managed Volatility
2013	10.03	11.058	91	10.031	11.076	159	10.22	11.079	3
2014	11.058	11.521	194	11.076	11.568	635	11.079	11.577	11
2015	11.521	10.759	329	11.568	10.831	940	11.577	10.845	21
LVIP VIP Mid Cap Managed Volatility
2014	10.060	10.132	6	10.321	10.148	14	N/A	N/A	N/A
2015	10.132	9.498	91	10.148	9.537	174	10.073	9.546	6
LVIP Wellington Capital Growth
2007	N/A	N/A	N/A	N/A	N/A	N/A	10.542	10.727	1*
2008	5.871	6.143	1*	10.440	6.168	7	10.727	6.173	1*
2009	6.143	8.137	1*	6.168	8.190	9	6.173	8.202	1*
2010	8.137	9.507	3	8.190	9.594	17	8.202	9.612	1*
2011	9.507	8.495	7	9.594	8.595	18	9.612	8.615	1*
2012	8.495	9.935	8	8.595	10.076	21.51	8.615	10.106	1*
2013	9.935	13.271	7	10.076	13.493	16	10.106	13.542	1*
2014	13.271	14.517	11	13.493	14.796	17	13.542	14.858	1*
2015	14.517	15.601	19	14.796	15.942	44	N/A	N/A	N/A
LVIP Wellington Mid-Cap Value
2007	9.979	8.641	3	9.820	8.654	10	8.697	8.657	1*
2008	8.641	5.032	22	8.654	5.052	17	8.657	5.057	1*
2009	5.032	7.040	25	5.052	7.086	26	5.057	7.095	1*
2010	7.040	8.567	36	7.086	8.645	54	7.095	8.660	1*
2011	8.567	7.63	46	8.645	7.718	77	8.66	7.736	1*
2012	7.63	9.301	46	7.718	9.433	104	7.736	9.459	1*
2013	9.301	12.255	46	9.433	12.459	136	9.459	12.5	1*
2014	12.255	13.034	70	12.459	13.285	147	12.500	13.335	1*
2015	13.034	12.608	59	13.285	12.882	148	13.335	12.937	1*
MFS VIT Growth
2008	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A
2009	12.396	14.801	1*	8.292	8.583	1*	N/A	N/A	N/A
2010	14.801	16.763	3	8.583	9.744	1*	N/A	N/A	N/A
2011	16.763	16.413	3	9.744	9.565	4	N/A	N/A	N/A
2012	16.413	18.92	3	9.565	11.053	8	19.094	19.478	2
2013	18.92	25.428	3	11.053	14.893	7	19.478	26.256	2
2014	25.428	27.211	3	14.893	15.977	8	26.256	28.182	2
2015	27.211	28.749	4	15.977	16.922	21	28.182	29.864	2
MFS VIT Total Return(13)
2005	12.132	12.256	5	10.187	10.144	23	N/A	N/A	N/A
2006	12.256	13.470	10	10.144	11.177	62	12.618	13.617	1*
2007	13.470	13.785	13	11.177	11.467	131	13.617	13.977	2
2008	13.785	10.543	25	11.467	8.792	132	13.977	10.722	2
2009	10.543	12.221	27	8.792	10.217	162	10.722	12.466	2
2010	12.221	13.192	31	10.217	11.056	151	12.466	13.497	4
2011	13.192	13.195	42	11.056	11.086	140	13.497	13.541	2
2012	13.195	14.413	51	11.086	12.14	136	13.541	14.835	2
2013	14.413	15.965	51	12.14	13.46	120	14.835	16.45	2

	with EGMDB			with GOP			Acct Value DB
	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units	Accumulation unit value		Number of accumulation units
	Beginning of period	End of period		Beginning of period	End of period		Beginning of period	End of period

	(Accumulation unit value in dollars and Number of accumulation units in thousands)
MFS VIT Utilities
2006	17.514	22.584	17	11.078	14.321	13	19.660	22.830	1*
2007	22.584	28.365	25	14.321	18.031	34	22.830	28.760	3
2008	28.365	17.369	27	18.031	11.069	79	28.760	17.664	6
2009	17.369	22.723	31	11.069	14.517	104	17.664	23.178	6
2010	22.723	25.396	31	14.517	16.266	119	23.178	25.983	6
2011	25.396	26.632	32	16.266	17.1	154	25.983	27.33	5
2012	26.632	29.688	33.56	17.1	19.11	148.56	27.33	30.556	6
2013	29.688	35.14	36	19.11	22.676	153	30.556	36.277	6
2014	35.140	38.913	40	22.676	25.174	157	36.277	40.293	3
2015	38.913	32.660	38	25.174	21.181	156	40.293	33.920	4
NB AMT Mid Cap Growth(1)
2005	13.911	15.579	3	10.593	11.215	5	N/A	N/A	N/A
2006	15.579	17.594	10	11.215	12.696	15	N/A	N/A	N/A
2007	17.594	21.226	9	12.696	15.356	16	19.799	21.518	1*
2008	21.226	11.835	9	15.356	8.584	14	21.518	12.034	1*
2009	11.835	15.335	10	8.584	11.150	11	12.034	15.640	1*
2010	15.335	19.493	9	11.150	14.209	4	15.640	19.940	1*
2011	19.493	19.284	8	14.209	14.091	2	19.94	19.786	1*
2012	19.284	21.345	4	14.091	15.636	2	19.786	21.966	1*
2013	21.345	24.38	4	15.636	17.876	2	21.966	25.118	1*
NB AMT Mid Cap Intrinsic Value
2006	17.016	18.625	9	11.035	12.109	17	17.151	18.829	5
2007	18.625	18.944	9	12.109	12.347	16	18.829	19.209	1*
2008	18.944	10.106	9	12.347	6.603	15	19.209	10.278	1*
2009	10.106	14.584	6	6.603	9.552	15	10.278	14.876	1*
2010	14.584	18.119	5	9.552	11.898	13	14.876	18.539	1*
2011	18.119	16.681	5	11.898	10.981	11	18.539	17.119	1*
2012	16.681	18.975	1*	10.981	12.523	8	17.119	19.531	1*
2013	18.975	25.606	1*	12.523	16.941	5	N/A	N/A	N/A
2014	25.606	28.701	1*	16.941	19.036	4	N/A	N/A	N/A
2015	28.701	25.903	1*	19.036	17.223	4	N/A	N/A	N/A
PIMCO VIT CommodityRealReturn Strategy
2009	N/A	N/A	N/A	10.736	12.526	4	N/A	N/A	N/A
2010	12.507	15.301	1*	12.526	15.362	14	N/A	N/A	N/A
2011	15.301	13.929	1*	15.362	14.02	24	15.375	14.039	1*
2012	13.929	14.417	125	14.02	14.548	38	14.039	14.575	1*
2013	14.417	12.106	158	14.548	12.247	55	14.575	12.274	1*
2014	12.106	9.701	185	12.247	9.838	72	12.274	9.865	4
2015	9.701	7.100	209	9.838	7.219	107	9.865	7.242	6
Templeton Global Bond VIP
2006	9.878	10.969	8	9.893	11.012	14	10.919	11.020	7
2007	10.969	11.988	61	11.012	12.066	57	11.020	12.081	9
2008	11.988	12.537	62	12.066	12.649	119	12.081	12.672	11
2009	12.537	14.650	71	12.649	14.819	151	12.672	14.852	11
2010	14.650	16.509	79	14.819	16.741	148	14.852	16.787	12
2011	16.509	16.113	48	16.741	16.38	127	16.787	16.434	19
2012	16.113	18.256	34	16.38	18.605	91	16.434	18.675	7
2013	18.256	18.268	32	18.605	18.664	82	18.675	18.744	10
2014	18.268	18.317	32	18.664	18.760	83	18.744	18.850	7
2015	18.317	17.259	42	18.760	17.721	76	18.850	17.814	11
Templeton Growth VIP
2006	15.538	18.635	15	10.840	13.033	21	18.243	18.838	3
2007	18.635	18.779	16	13.033	13.167	36	18.838	19.041	5
2008	18.779	10.665	17	13.167	7.496	34	19.041	10.846	5
2009	10.665	13.767	14	7.496	9.701	32	10.846	14.042	3
2010	13.767	14.557	12	9.701	10.283	32	14.042	14.893	3
2011	14.557	13.333	12	10.283	9.442	31	14.893	13.682	1*
2012	13.333	15.894	5	9.442	11.284	26	13.682	16.359	1*
2013	15.894	20.473	4	11.284	14.571	19	16.359	21.135	1*
2014	20.473	19.590	4	14.571	13.978	11	21.135	20.285	1*
2015	19.590	18.038	3	13.978	12.902	11	20.285	18.733	1*

*	The numbers of accumulation units less than 500 were rounded up to one.
**	This table reflects the accumulation unit values and the number of accumulation units for both the ChoicePlus Assurance B Share and ChoicePlus Assurance B Class.
(1)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA S&P 500 Index Fund Subaccount.
(2)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP Mondrian International Value Fund Subaccount.
(3)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP BlackRock Inflation Protected Bond Fund Subaccount.
(4)	Effective October 9, 2010, the Delaware VIP® Trend Series was reorganized into the Delaware VIP® Smid Cap Growth Series. The values in the table for periods prior to the date of the reorganization reflect investments in the Delaware VIP® Trend Series.
(5)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA Small-Cap Index Fund Subaccount.
(6)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA International Index Fund Subaccount.
(7)	Effective June 5, 2007, the Baron Capital Asset Fund, a series of Baron Capital Funds Trust, was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Baron Capital Asset Fund.
(8)	Effective June 15, 2009, the LVIP UBS Global Asset Allocation Fund was reorganized into the LVIP Delaware Foundation Aggressive Allocation Fund. The values in the table for periods prior to the date of the reorganization reflect investments in the LVIP UBS Global Asset Allocation Fund.
(9)	Effective April 30, 2007, the Lincoln Growth Fund, was reorganized into the LVIP Janus Capital Appreciation Fund, a series of Lincoln Variable Insurance Products Trust.
(10)	Effective June 11, 2007, the Lincoln Growth Opportunities Fund was reorganized into the LVIP Baron Growth Opportunities Fund, a series of Lincoln Variable Insurance Products Trust.
(11)	Effective July 30, 2010, the LVIP Wilshire Aggressive Profile Fund was restructured into the LVIP SSgA Global Tactical Allocation Managed Volatility Fund. The values in the table for periods prior to the date of the restructuring reflect investments in the LVIP Wilshire Aggressive Profile Fund.
(12)	Effective April 30, 2007, the Lincoln Core Fund was reorganized into the LVIP SSgA S&P 500 Index Fund, a series of Lincoln Variable Insurance Products Trust. The values in the table for periods prior to the date of the reorganization reflect investments in the Lincoln Core Fund.
(13)	On May 17, 2013, this Subaccount was closed and the values were transferred to the LVIP SSgA Moderate Structured Allocation Fund Subaccount.

Appendix C — Guaranteed Annual Income Percentages For Previous Rider Elections
Guaranteed Annual Income Percentages by Ages for rider elections on or after December 3, 2012 but prior to May 20, 2013:
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Single & Joint Life Option*	Single & Joint Life Option
Age	Guaranteed Annual Income amount percentage
55 – 58	3.50%
59 - 64	4.00%
65+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0
Single & Joint Life Option*	Single & Joint Life Option
Age	Guaranteed Annual Income amount percentage
55 – 58	3.00%
59 – 64	3.50%
65 – 69	4.50%
70+	5.00%
*If joint life option is in effect, the younger of you and your spouse’s age applies.

Guaranteed Annual Income Percentage by Ages for rider elections on or after April 2, 2012 but prior to December 3, 2012:
Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk)
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income amount percentage	Age (younger of you and your spouse’s age)	Guaranteed Annual Income amount percentage
55 – 58	4.00%	55 – 64	4.00%
59+	5.00%	65+	5.00%
Lincoln Lifetime IncomeSM Advantage 2.0
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income amount percentage	Age (younger of you and your spouse’s age)	Guaranteed Annual Income amount percentage
55 – 58	3.50%	55 – 64	3.50%
59 – 64	4.00%	65 – 69	4.50%
65 – 69	4.50%	70+	5.00%
70+	5.00%

Guaranteed Annual Income Percentages by Ages for rider elections prior to April 2, 2012:
Lincoln Lifetime IncomeSM Advantage 2.0
Single Life Option		Joint Life Option
Age	Guaranteed Annual Income amount percentage	Age (younger of you and your spouse’s age)	Guaranteed Annual Income amount percentage
55 – 58	4.00%	55 – 64	4.00%
59+	5.00%	65+	5.00%

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Appendix D — Guaranteed Income Benefit Percentages For Previous Rider Elections
Age-Banded Percentages for Calculating Initial Guaranteed Income Benefit for:
i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk) elections between May 21, 2012 and May 19, 2013, or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) between April 2, 2012 and May 19, 2013, or 4LATER® Advantage (Managed Risk) between October 1, 2012 and May 19, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value or Income Base**
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up, if any, or the rider’s effective date (if there have not been any Automatic Annual Step-ups) if greater than the Account Value to establish the initial Guaranteed Income Benefit. Purchasers of 4LATER® Advantage (Managed Risk) may use any remaining Income Base to establish the initial Guaranteed Income Benefit.
i4LIFE® Advantage Guaranteed Income Benefit elections between May 21, 2012 and May 19, 2013, or for purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 between April 2, 2012 and May 19, 2013.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Income Base or Guaranteed Amount**
Under age 40	2.00%
40 – 54	2.50%
55 – 58	3.00%
59 – 64	3.50%
65 – 69	4.00%
70 – 74	4.50%
75+	5.00%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.
i4LIFE® Advantage Guaranteed Income Benefit elections prior to May 21, 2012, or for purchasers of
Lincoln Lifetime IncomeSM Advantage 2.0 prior to April 2, 2012.
Single & Joint Life Option*	Single & Joint Life Option*
Age	Percentage of Account Value, Income Base or Guaranteed Amount**
Under age 40	2.50%
40 – 54	3.00%
55 – 58	3.50%
59 – 64	4.00%
65 – 69	4.50%
70 – 79	5.00%
80+	5.50%

*	If joint life option is in effect, the younger of you and your spouse’s age applies.

**	Purchasers of Lincoln Lifetime IncomeSM Advantage 2.0 may use any remaining Income Base reduced by all Guaranteed Annual Income payments since the last Automatic Annual Step-up or the rider's effective date (if there has not been any Automatic Annual Step-up) if greater than the Account Value to establish the initial Guaranteed Income Benefit.

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SAI 3

Lincoln ChoicePlus AssuranceSM (B Share)
Lincoln New York Account N for Variable Annuities  (Registrant)
Lincoln Life & Annuity Company of New York  (Depositor)
Statement of Additional Information (SAI)
This SAI should be read in conjunction with the Lincoln ChoicePlus AssuranceSM (B Share) prospectus of Lincoln New York Account N for Variable Annuities dated May 1, 2016. You may obtain a copy of the Lincoln ChoicePlus AssuranceSM (B Share) prospectus on request and without charge. Please write Lincoln Life & Annuity Company of New York, PO Box 2348, Fort Wayne, IN 46801-2348, or call 1-888-868-2583.

This SAI is not a prospectus.
The date of this SAI is May 1, 2016.

Special Terms
The special terms used in this SAI are the ones defined in the prospectus.
Services
Independent Registered Public Accounting Firm
Ernst & Young LLP, independent registered public accounting firm, One Commerce Square, 2005 Market Street, Suite 700, Philadelphia, Pennsylvania, 19103, has audited a) the financial statements of the Lincoln New York Account N for Variable Annuities as of December 31, 2015 and for the year then ended and the statement of changes in net assets for each of the years in the two year period ended December 31, 2015; and b) the financial statements of Lincoln Life & Annuity Company of New York as of December 31, 2015 and 2014 and for each of the three years in the period ended December 31, 2015, which are included in this SAI and Registration Statement. The aforementioned financial statements are included herein in reliance on Ernst & Young LLP's reports, given on their authority as experts in accounting and auditing.
Keeper of Records
All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by us or by third parties responsible to Lincoln New York. We have entered into an agreement with The Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, Pennsylvania, 15258, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by us for this service. Administrative services necessary for the operations of the VAA and the contracts are currently provided by Lincoln Life. However, neither the assets of Lincoln Life nor the assets of LNC support the obligation of Lincoln New York under the contracts.
Principal Underwriter
Lincoln Financial Distributors, Inc., (“LFD”), an affiliate of Lincoln New York, serves as principal underwriter (the “Principal Underwriter”) for the contracts, as described in the prospectus. The Principal Underwriter offers the contracts to the public on a continuous basis and anticipates continuing to offer the contracts, but reserves the right to discontinue the offering. The Principal Underwriter offers the contracts through sales representatives who are also associated with Lincoln Financial Advisors Corporation and/or Lincoln Financial Securities Corp. (collectively “LFN”), our affiliates. The Principal Underwriter also may enter into selling agreements with other broker-dealers (“Selling Firms”) for the sale of the contracts. Sales representatives of Selling Firms are appointed as our insurance agents. LFD, acting as Principal Underwriter, paid $33,284,942, $37,372,495 and $35,261,520 to LFN and Selling Firms in 2013, 2014 and 2015, respectively, as sales compensation with respect to the contracts. The Principal Underwriter retained no underwriting commissions for the sale of the contracts.
Purchase of Securities Being Offered
The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling our products; through independent insurance brokers; and through certain securities brokers/dealers selected by us whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the prospectus under the section Charges and Other Deductions, any applicable account fee and/or surrender charge may be reduced or waived.
Both before and after the Annuity Commencement Date, there are exchange privileges between Subaccounts, and from the VAA to the general account (if available) subject to restrictions set out in the prospectus. See The Contracts, in the prospectus. No exchanges are permitted between the VAA and other separate accounts.
The offering of the contracts is continuous.
Interest Adjustment Example
Note: This example is intended to show how the Interest Adjustment calculation impacts the surrender value of a representative contract. The surrender charges, annual account fee, adjustment factor, and guaranteed minimum interest rate values shown here are generally different from those that apply to specific contracts, particularly those contracts that deduct an initial sales load or pay a bonus on deposits. Calculations of the Interest Adjustment in your contract, if applicable, will be based on the factors applicable to your contract. The Interest Adjustment may be referred to as a Market Value Adjustment in your contract.
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SAMPLE CALCULATIONS FOR MALE 35 ISSUE
CASH SURRENDER VALUES
Single Premium	$50,000
Premium taxes	None
Withdrawals	None
Guaranteed Period	5 years
Guaranteed Interest Rate	3.50%
Annuity Date	Age 70
Index Rate A	3.50%
Index Rate B	4.00% End of contract year 1 3.50% End of contract year 2 3.00% End of contract year 3 2.00% End of contract year 4
Percentage adjustment to B	0.50%

Interest Adjustment Formula	(1 + Index A)[n]	-1
n = Remaining Guaranteed Period	(1 + Index B + % Adjustment)[n]
SURRENDER VALUE CALCULATION
Contract Year	(1) Annuity Value	(2) 1 + Interest Adjustment Formula	(3) Adjusted Annuity Value	(4) Minimum Value	(5) Greater of (3) & (4)	(6) Surrender Charge	(7) Surrender Value
1	$51,710	0.962268	$49,759	$50,710	$50,710	$4,250	$46,460
2	$53,480	0.985646	$52,712	$51,431	$52,712	$4,250	$48,462
3	$55,312	1.000000	$55,312	$52,162	$55,312	$4,000	$51,312
4	$57,208	1.009756	$57,766	$52,905	$57,766	$3,500	$54,266
5	$59,170	N/A	$59,170	$53,658	$59,170	$3,000	$56,170
ANNUITY VALUE CALCULATION
Contract Year	BOY* Annuity Value		Guaranteed Interest Rate		Annual Account Fee		EOY** Annuity Value
1	$50,000	x	1.035	-	$40	=	$51,710
2	$51,710	x	1.035	-	$40	=	$53,480
3	$53,480	x	1.035	-	$40	=	$55,312
4	$55,312	x	1.035	-	$40	=	$57,208
5	$57,208	x	1.035	-	$40	=	$59,170
SURRENDER CHARGE CALCULATION
Contract Year	Surrender Charge Factor		Deposit		Surrender Charge
1	8.5%	x	$50,000	=	$4,250
2	8.5%	x	$50,000	=	$4,250
3	8.0%	x	$50,000	=	$4,000
4	7.0%	x	$50,000	=	$3,500
5	6.0%	x	$50,000	=	$3,000
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1 + INTEREST ADJUSTMENT FORMULA CALCULATION
Contract Year	Index A	Index B	Adj Index B	N	Result
1	3.50%	4.00%	4.50%	4	0.962268
2	3.50%	3.50%	4.00%	3	0.985646
3	3.50%	3.00%	3.50%	2	1.000000
4	3.50%	2.00%	2.50%	1	1.009756
5	3.50%	N/A	N/A	N/A	N/A
MINIMUM VALUE CALCULATION
Contract Year			Minimum Guaranteed Interest Rate		Annual Account Fee		Minimum Value
1	$50,000	x	1.015	-	$40	=	$50,710
2	$50,710	x	1.015	-	$40	=	$51,431
3	$51,431	x	1.015	-	$40	=	$52,162
4	$52,162	x	1.015	-	$40	=	$52,905
5	$52,905	x	1.015	-	$40	=	$53,658

*	BOY = beginning of year

**	EOY = end of year
Annuity Payouts
Variable Annuity Payouts
Variable Annuity Payouts will be determined on the basis of:
•	the dollar value of the contract on the Annuity Commencement Date less any applicable premium tax;
•	the annuity tables contained in the contract;
•	the type of annuity option selected; and
•	the investment results of the fund(s) selected.
In order to determine the amount of variable Annuity Payouts, we make the following calculation:
•	first, we determine the dollar amount of the first payout;
•	second, we credit the contract with a fixed number of Annuity Units based on the amount of the first payout; and
•	third, we calculate the value of the Annuity Units each period thereafter.
These steps are explained below.
The dollar amount of the first periodic variable Annuity Payout is determined by applying the total value of the Accumulation Units credited under the contract valued as of the Annuity Commencement Date (less any premium taxes) to the annuity tables contained in the contract. The first variable Annuity Payout will be paid 14 days after the Annuity Commencement Date. This day of the month will become the day on which all future Annuity Payouts will be paid. Amounts shown in the tables are based on the 1983 Table “a” Individual Annuity Mortality Tables modified, with an assumed investment return at the rate of 3%, 4% or 5% per annum, depending on the terms of your contract. The first Annuity Payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the Annuitant at the Annuity Commencement Date. The assumed interest rate is the measuring point for subsequent Annuity Payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess.
Conversely, if the actual rate is less than the assumed interest rate, Annuity Payouts will decrease. If the assumed rate of interest were to be increased, Annuity Payouts would start at a higher level but would decrease more rapidly or increase more slowly.
We may use sex-distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.
At an Annuity Commencement Date, the contract is credited with Annuity Units for each Subaccount on which variable Annuity Payouts are based. The number of Annuity Units to be credited is determined by dividing the amount of the first periodic payout by the value of an Annuity Unit in each Subaccount selected. Although the number of Annuity Units is fixed by this process, the value of such
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units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the Contractowner’s fixed number of Annuity Units in each Subaccount by the appropriate Annuity Unit value for the Valuation Date ending 14 days prior to the date that payout is due.
The value of each Subaccount’s Annuity Unit will be set initially at $1.00. The Annuity Unit value for each Subaccount at the end of any Valuation Date is determined by multiplying the Subaccount Annuity Unit value for the immediately preceding Valuation Date by the product of:
•	The net investment factor of the Subaccount for the Valuation Period for which the Annuity Unit value is being determined, and
•	A factor to neutralize the assumed investment return in the annuity table.
The value of the Annuity Units is determined as of a Valuation Date 14 days prior to the payment date in order to permit calculation of amounts of Annuity Payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.
Examples of Regular Income Payment Calculations
These examples will illustrate the impact of the length of the access period and the impact of a withdrawal on the Regular Income Payments. These examples assume that the investment return is the same as the assumed investment return (AIR) to make the Regular Income Payment calculations simpler to understand. The Regular Income Payments will vary based on the investment performance of the underlying funds.
Annuitant	Male, Age 65
Secondary Life	Female, Age 63
Purchase Payment	$200,000.00
Regular Income Payment Frequency	Annual
AIR	4.0%
Hypothetical Investment Return	4.0%

	20-year Access Period	30-Year Access Period
Regular Income Payment	$10,463.99	$9,922.44
A 10% withdrawal from the Account Value will reduce the Regular Income Payments by 10% to $9,417.59 with the 20-year access period and $8,930.20 with the 30-year access period.
At the end of the 20-year Access Period, the remaining Account Value of $114,163 (assuming no withdrawals) will be used to continue the $10,463.99 Regular Income Payment during the Lifetime Income Period for the lives of the annuitant and Secondary Life. At the end of the 30-year Access Period, the remaining Account Value of $69,919 (assuming no withdrawals) will be used to continue the $9,922.44 Regular Income Payment during the Lifetime Income Period for the lives of the annuitant and Secondary Life. (Note: the Regular Income Payments during the Lifetime Income Period will vary with the investment performance of the underlying funds).
Determination of Accumulation and Annuity Unit Value
A description of the days on which Accumulation and Annuity Units will be valued is given in the prospectus. The New York Stock Exchange's (NYSE) most recent announcement (which is subject to change) states that it will be closed on weekends and on these holidays: New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday. It may also be closed on other days.
Since the portfolios of some of the fund and series will consist of securities primarily listed on foreign exchanges or otherwise traded outside the United States, those securities may be traded (and the net asset value of those fund and series and of the variable account could therefore be significantly affected) on days when the investor has no access to those funds and series.
Capital Markets
In any particular year, our capital may increase or decrease depending on a variety of factors — the amount of our statutory income or losses (which is sensitive to equity market and credit market conditions), the amount of additional capital we must hold to support business growth, changes in reserving requirements, our inability to secure capital market solutions to provide reserve relief, such as issuing letters of credit to support captive reinsurance structures, changes in equity market levels, the value of certain fixed-income and equity securities in our investment portfolio and changes in interest rates.
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Advertising & Ratings
We may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Lincoln New York or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Our financial strength is ranked and rated by nationally recognized independent rating agencies. The ratings do not imply approval of the product and do not refer to the performance of the product, or any separate account, including the underlying investment options. Ratings are not recommendations to buy our products. Each of the rating agencies reviews its ratings periodically. Accordingly, all ratings are subject to revision or withdrawal at any time by the rating agencies, and therefore, no assurance can be given that these ratings will be maintained. The current outlook for the insurance subsidiaries is stable for Moody’s, A.M. Best, Fitch, and Standard & Poor’s. Our financial strength ratings, which are intended to measure our ability to meet contract holder obligations, are an important factor affecting public confidence in most of our products and, as a result, our competitiveness. A downgrade of our financial strength rating could affect our competitive position in the insurance industry by making it more difficult for us to market our products as potential customers may select companies with higher financial strength ratings and by leading to increased withdrawals by current customers seeking companies with higher financial strength ratings. For more information on ratings, including outlooks, see www.LincolnFinancial.com/investor.
About the S&P 500 Index
The S&P 500 Index (hereinafter “Index”) is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by Lincoln Variable Insurance Products Trust and its affiliates (hereinafter “Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”) and Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The fund(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the Index to track general market performance. S&P Dow Jones Indices only relationship to Licensee with respect to the Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Licensee or the funds. S&P Dow Jones Indices have no obligation to take the needs of Licensee or the owners of the funds into consideration in determining, composing or calculating the Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of the funds or in the determination or calculation of the equation by which the funds are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment advisor. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE FUNDS, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND LICENSEE, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
Unclaimed Property
We have entered into a Global Resolution Agreement with a third party auditor representing multiple states and jurisdictions. Under the terms of the Global Resolution Agreement, the third party auditor has compared expanded matching criteria to the Social Security Master Death File (“SSMDF”) to identify deceased insureds and policy or contract holders where a valid claim has not been made. We
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have also entered into a Regulatory Settlement Agreement with multiple states and jurisdictions. The Regulatory Settlement Agreement applies prospectively and requires us to adopt and implement additional procedures comparing our records to the SSMDF to identify unclaimed death benefits and prescribes procedures for identifying and locating beneficiaries once deaths are identified. Other jurisdictions that are not signatories to the Regulatory Settlement Agreement are conducting examinations and audits of our compliance with unclaimed property laws and considering proposals that would apply prospectively and require life insurance companies to take additional steps to identify unreported deceased policy and contract holders. These prospective changes and any escheatable property identified as a result of the audits and inquiries could result in: (1) additional payments of previously unclaimed death benefits; (2) the payment of abandoned funds to U.S. jurisdictions; and (3) changes in our practices and procedures for the identification of escheatable funds and beneficiaries, which would impact claim payments and reserves, among other consequences.
Additional Services
Dollar Cost Averaging (DCA)—You may systematically transfer, on a monthly basis or in accordance with other terms we make available, amounts from certain Subaccounts, or the fixed side (if available) of the contract into the Subaccounts or in accordance with other terms we make available. You may elect to participate in the DCA program at the time of application or at any time before the Annuity Commencement Date by completing an election form available from us. The minimum amount to be dollar cost averaged is $1,500 ($2,000 for contracts purchased prior to November 15, 2010) over any period between six and 60 months. Once elected, the program will remain in effect until the earlier of:
•	the Annuity Commencement Date;
•	the value of the amount being DCA'd is depleted; or
•	you cancel the program by written request or by telephone if we have your telephone authorization on file.
We reserve the right to restrict access to this program at any time.
A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges or Interest Adjustment which may apply to transfers. Upon receipt of an additional Purchase Payment allocated to the DCA fixed account, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the value remaining in the DCA account from the original amount as well as any additional Purchase Payments will be credited with interest at the standard DCA rate at the time. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.
Automatic Withdrawal Service (AWS)—AWS provides an automatic, periodic withdrawal of Contract Value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. You may elect to participate in AWS at the time of application or at any time before the Annuity Commencement Date by sending a written request to us. The minimum Contract Value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to us. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Surrender Charge.
Cross Reinvestment Program/Earnings Sweep Program — Under this option, Account Value in a designated variable Subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable Subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the Annuity Commencement Date by sending a written request to us or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.
The minimum holding Account Value required to establish cross reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.
Portfolio Rebalancing — Portfolio rebalancing is an option, which, if elected by the Contractowner, restores to a pre-determined level the percentage of the Contract Value, allocated to each variable Subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The portfolio rebalancing allocation may be changed at any time by submitting a written request to us. If portfolio rebalancing is elected, all Purchase Payments allocated to the variable Subaccounts must be subject to portfolio rebalancing. Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the Contractowner. The Contractowner may terminate the portfolio rebalancing program or re-enroll at any time by sending a written request to us. If telephone authorization has been elected, the Contractowner may make these elections by phone. The portfolio rebalancing program is not available following the Annuity Commencement Date.
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SecureLine® Account – SecureLine® is an interest bearing draft account established from the proceeds payable on a contract administered by us that helps you manage your surrender or death benefit proceeds. You are the owner of the account, and are the only one authorized to transfer proceeds from the account. You may choose to leave the proceeds in this account, or you may use the checkbook we previously provided and write checks against the account until the funds are depleted. The SecureLine® account is part of our general account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our general account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the SecureLine® account.
Interest credited in the SecureLine® account is taxable as ordinary income in the year such interest is credited, and is not tax deferred. We recommend that you consult your tax advisor to determine the tax consequences associated with the payment of interest on amounts in the SecureLine® account. The balance in your SecureLine® account began earning interest the day your account was opened and will continue to earn interest until all funds are withdrawn. Interest is compounded daily and credited to your account on the last day of each month. The interest rate will be updated monthly and we may increase or decrease the rate at our discretion. The interest rate credited to your SecureLine® account may be more or less than the rate earned on funds held in our general account. The interest rate offered with a SecureLine® account is not necessarily that credited to the fixed account. There are no monthly fees. You may be charged a fee if you stop a payment or if you present a check for payment without sufficient funds.
Other Information
Due to differences in redemption rates, tax treatment or other considerations, the interests of policyholders under the variable life accounts could conflict with those of Contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the prospectus for each fund for more information about mixed funding.
Financial Statements
The December 31, 2015 financial statements of the VAA and the December 31, 2015 financial statements of Lincoln New York appear on the following pages.
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Lincoln Life & Annuity Company of New York

Lincoln Life & Annuity Company of New York

Financial Statements

December 31, 2015 and 2014

Report of Independent Registered Public Accounting Firm

The Board of Directors and Stockholder of

Lincoln Life & Annuity Company of New York

We have audited the accompanying balance sheets of Lincoln Life & Annuity Company of New York (the Company) as of December 31, 2015 and 2014, and the related statements of comprehensive income (loss), stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2015.  These financial statements are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  We were not engaged to perform an audit of the Company’s internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Lincoln Life & Annuity Company of New York at December 31, 2015 and 2014, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2015, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania

March 31, 2016

1

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

BALANCE SHEETS

(in millions, except share data)

	As of December 31,
	2015	2014
ASSETS
Investments:
Available-for-sale securities, at fair value:
Fixed maturity securities (amortized cost: 2015 – $7,182; 2014 – $6,947)	$7,459	$7,665
Mortgage loans on real estate	579	551
Policy loans	350	361
Total investments	8,388	8,577
Cash and invested cash	15	64
Deferred acquisition costs and value of business acquired	576	466
Premiums and fees receivable	7	9
Accrued investment income	109	104
Reinsurance recoverables	454	434
Reinsurance related embedded derivatives	11	11
Goodwill	60	60
Other assets	199	235
Separate account assets	4,883	4,684
Total assets	$14,702	$14,644

LIABILITIES AND STOCKHOLDER’S EQUITY
Liabilities
Future contract benefits	$1,534	$1,508
Other contract holder funds	5,653	5,641
Income taxes payable	330	452
Other liabilities	126	97
Separate account liabilities	4,883	4,684
Total liabilities	12,526	12,382

Contingencies and Commitments (See Note 10)

Stockholder’s Equity
Common stock – 132,000 shares authorized, issued and outstanding	941	941
Retained earnings	1,142	1,054
Accumulated other comprehensive income (loss)	93	267
Total stockholder’s equity	2,176	2,262
Total liabilities and stockholder’s equity	$14,702	$14,644

See accompanying Notes to Financial Statements

2

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF COMPREHENSIVE INCOME (LOSS)

(in millions)

	For the Years Ended December 31,
	2015	2014	2013
Revenues
Insurance premiums	$168	$167	$151
Fee income	322	288	273
Net investment income	422	421	419
Realized gain (loss):
Total other-than-temporary impairment losses on securities	(15)	(5)	(10)
Portion of loss recognized in other comprehensive income	6	2	2
Net other-than-temporary impairment losses on securities recognized in earnings	(9)	(3)	(8)
Realized gain (loss), excluding other-than-temporary impairment losses on securities	(15)	(9)	(7)
Total realized gain (loss)	(24)	(12)	(15)
Other revenues	-	62	-
Total revenues	888	926	828
Expenses
Interest credited	203	203	204
Benefits	357	316	292
Commissions and other expenses	204	191	204
Total expenses	764	710	700
Income (loss) before taxes	124	216	128
Federal income tax expense (benefit)	36	69	37
Net income (loss)	88	147	91
Other comprehensive income (loss), net of tax:
Unrealized investment gains (losses)	(174)	134	(199)
Total other comprehensive income (loss), net of tax	(174)	134	(199)
Comprehensive income (loss)	$(86)	$281	$(108)

See accompanying Notes to Financial Statements

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LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF STOCKHOLDER’S EQUITY

(in millions)

	For the Years Ended December 31,
	2015	2014	2013

Common Stock
Balance as of beginning-of-year	$941	$941	$941
Balance as of end-of-year	941	941	941

Retained Earnings
Balance as of beginning-of-year	1,054	907	816
Net income (loss)	88	147	91
Balance as of end-of-year	1,142	1,054	907

Accumulated Other Comprehensive Income (Loss)
Balance as of beginning-of-year	267	133	332
Other comprehensive income (loss), net of tax	(174)	134	(199)
Balance as of end-of-year	93	267	133
Total stockholder’s equity as of end-of-year	$2,176	$2,262	$1,981

See accompanying Notes to Financial Statements

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LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

STATEMENTS OF CASH FLOWS

(in millions)

	For the Years Ended December 31,
	2015	2014	2013
Cash Flows from Operating Activities
Net income (loss)	$88	$147	$91
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Deferred acquisition costs, value of business acquired, deferred sales inducements
and deferred front-end loads deferrals and interest, net of amortization	26	16	24
Change in premiums and fees receivable	2	(1)	(7)
Change in accrued investment income	(5)	(1)	(4)
Change in future contract benefits and other contract holder funds	(60)	(84)	(196)
Change in reinsurance related assets and liabilities	(64)	(4)	(8)
Change in federal income tax accruals	(29)	17	19
Realized (gain) loss	24	12	15
Other	76	(79)	(21)
Net cash provided by (used in) operating activities	58	23	(87)

Cash Flows from Investing Activities
Purchases of available-for-sale securities	(649)	(502)	(785)
Sales of available-for-sale securities	72	83	50
Maturities of available-for-sale securities	331	354	561
Purchases of other investments	(262)	(122)	(170)
Sales or maturities of other investments	246	114	89
Net cash provided by (used in) investing activities	(262)	(73)	(255)

Cash Flows from Financing Activities
Increase (decrease) in short-term debt	-	(11)	11
Deposits of fixed account values, including the fixed portion of variable	685	656	654
Withdrawals of fixed account values, including the fixed portion of variable	(357)	(373)	(238)
Transfers to and from separate accounts, net	(171)	(166)	(127)
Common stock issued for benefit plans and excess tax benefits	(2)	(2)	(2)
Net cash provided by (used in) financing activities	155	104	298

Net increase (decrease) in cash and invested cash	(49)	54	(44)
Cash and invested cash as of beginning-of-year	64	10	54
Cash and invested cash as of end-of-year	$15	$64	$10

See accompanying Notes to Financial Statements

5

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK

NOTES TO FINANCIAL STATEMENTS

1.  Nature of Operations, Basis of Presentation and Summary of Significant Accounting Policies

Nature of Operations

Lincoln Life & Annuity Company of New York (“LLANY” or the “Company”, which also may be referred to as “we,” “our” or “us”), a wholly-owned subsidiary of The Lincoln National Life Insurance Company (“LNL”), a wholly-owned subsidiary of Lincoln National Corporation (“LNC” or the “Ultimate Parent”), is domiciled in the state of New York.  LLANY is principally engaged in the sale of individual life insurance products, individual annuity products and worksite and group non-medical products (primarily term life and disability).  These products are marketed primarily through personal-producing general agents and brokers throughout the U.S.  LLANY is licensed and sells its products throughout the U.S. and several U.S. territories.  See Note 18 for additional information.

Basis of Presentation

The accompanying financial statements are prepared in accordance with United States of America generally accepted accounting principles (“GAAP”).  Certain GAAP policies, which significantly affect the determination of financial condition, results of operations and cash flows, are summarized below.

Summary of Significant Accounting Policies

Accounting Estimates and Assumptions

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period.  Those estimates are inherently subject to change and actual results could differ from those estimates.  Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are:  fair value of certain invested assets and derivatives, other-than-temporary impairment (“OTTI”) and asset valuation allowances, deferred acquisition costs (“DAC”),  value of business acquired (“VOBA”), deferred sales inducements (“DSI”), goodwill, future contract benefits, other contract holder funds including deferred front-end loads (“DFEL”), pension plans, income taxes and the potential effects of resolving litigated matters.

Business Combinations

We use the acquisition method of accounting for all business combination transactions, and accordingly, recognize the fair values of assets acquired, liabilities assumed and any noncontrolling interests in our financial statements.  The allocation of fair values may be subject to adjustment after the initial allocation for up to a one-year period as more information becomes available relative to the fair values as of the acquisition date.  The financial statements include the results of operations of any acquired company since the acquisition date.

Fair Value Measurement

Our measurement of fair value is based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or non-performance risk (“NPR”), which would include our own credit risk.  Our estimate of an exchange price is the price in an orderly transaction between market participants to sell the asset or transfer the liability (“exit price”) in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability, as opposed to the price that would be paid to acquire the asset or receive a liability (“entry price”).  Pursuant to the Fair Value Measurements and Disclosures Topic of the Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”),

we categorize our financial instruments carried at fair value into a three-level fair value hierarchy, based on the priority of inputs to the respective valuation technique.  The three-level hierarchy for fair value measurement is defined as follows:

•

Level 1 – inputs to the valuation methodology are quoted prices available in active markets for identical investments as of the reporting date, except for large holdings subject to “blockage discounts” that are excluded;

•

Level 2 – inputs to the valuation methodology are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value can be determined through the use of models or other valuation methodologies; and

•

Level 3 – inputs to the valuation methodology are unobservable inputs in situations where there is little or no market activity for the asset or liability, and we make estimates and assumptions related to the pricing of the asset or liability, including assumptions regarding risk.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  Our assessment of

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the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the investment.

When a determination is made to classify an asset or liability within Level 3 of the fair value hierarchy, the determination is based upon the significance of the unobservable inputs to the overall fair value measurement.  Because certain securities trade in less liquid or illiquid markets with limited or no pricing information, the determination of fair value for these securities is inherently more difficult.  However, Level 3 fair value investments may include, in addition to the unobservable or Level 3 inputs, observable components, which are components that are actively quoted or can be validated to market-based sources.

Available-For-Sale Securities – Fair Valuation Methodologies and Associated Inputs

Securities classified as available-for-sale (“AFS”) consist of fixed maturity and equity securities and are stated at fair value with unrealized gains and losses included within accumulated other comprehensive income (loss) (“AOCI”), net of associated DAC, VOBA, DSI, future contract benefits, other contract holder funds and deferred income taxes.

We measure the fair value of our securities classified as AFS based on assumptions used by market participants in pricing the security.  The most appropriate valuation methodology is selected based on the specific characteristics of the fixed maturity or equity security, and we consistently apply the valuation methodology to measure the security’s fair value.  Our fair value measurement is based on a market approach that utilizes prices and other relevant information generated by market transactions involving identical or comparable securities.  Sources of inputs to the market approach primarily include third-party pricing services, independent broker quotations or pricing matrices.  We do not adjust prices received from third parties; however, we do analyze the third-party pricing services’ valuation methodologies and related inputs and perform additional evaluation to determine the appropriate level within the fair value hierarchy.

The observable and unobservable inputs to our valuation methodologies are based on a set of standard inputs that we generally use to evaluate all of our AFS securities.  Observable inputs include benchmark yields, reported trades, broker-dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data.  In addition, market indicators, industry and economic events are monitored, and further market data is acquired if certain triggers are met.    For certain security types, additional inputs may be used, or some of the inputs described above may not be applicable.  For private placement securities, we use pricing matrices that utilize observable pricing inputs of similar public securities and Treasury yields as inputs to the fair value measurement.  Depending on the type of security or the daily market activity, standard inputs may be prioritized differently or may not be available for all AFS securities on any given day.  For broker-quoted only securities, non-binding quotes from market makers or broker-dealers are obtained from sources recognized as market participants.    For securities trading in less liquid or illiquid markets with limited or no pricing information, we use unobservable inputs to measure fair value.

The following summarizes our fair valuation methodologies and associated inputs, which are particular to the specified security type and are in addition to the defined standard inputs to our valuation methodologies for all of our AFS securities discussed above:

•	Corporate bonds and U.S. government bonds – We also use Trade Reporting and Compliance EngineTM reported tables for our corporate bonds and vendor trading platform data for our U.S. government bonds.
•

Mortgage- and asset-backed securities (“ABS”) – We also utilize additional inputs, which include new issues data, monthly payment information and monthly collateral performance, including prepayments, severity, delinquencies, step-down features and over collateralization features for each of our mortgage-backed securities (“MBS”), which include collateralized mortgage obligations and mortgage pass through securities backed by residential mortgages (“RMBS”), commercial mortgage-backed securities (“CMBS”), collateralized loan obligations (“CLOs”) and collateralized debt obligations (“CDOs”).

•

State and municipal bonds – We also use additional inputs that include information from the Municipal Securities Rule Making Board, as well as material event notices, new issue data, issuer financial statements and Municipal Market Data benchmark yields for our state and municipal bonds.

•

Hybrid and redeemable preferred and equity securities – We also utilize additional inputs of exchange prices (underlying and common stock of the same issuer) for our hybrid and redeemable preferred and equity securities.

In order to validate the pricing information and broker-dealer quotes, we employ, where possible, procedures that include comparisons with similar observable positions, comparisons with subsequent sales and observations of general market movements for those security classes.  We have policies and procedures in place to review the process that is utilized by our third-party pricing service and the output that is provided to us by the pricing service.  On a periodic basis, we test the pricing for a sample of securities to evaluate the inputs and assumptions used by the pricing service, and we perform a comparison of the pricing service output to an alternative pricing source.  We also evaluate prices provided by our primary pricing service to ensure that they are not stale or unreasonable by reviewing the prices for unusual changes from period to period based on certain parameters or for lack of change from one period to the next.

AFS Securities – Evaluation for Recovery of Amortized Cost

We regularly review our AFS securities for declines in fair value that we determine to be other-than-temporary.  For an equity security, if we do not have the ability and intent to hold the security for a sufficient period of time to allow for a recovery in value, we conclude that an OTTI has occurred and the amortized cost of the equity security is written down to the current fair value, with a corresponding charge to realized gain (loss) on our Statements of Comprehensive Income (Loss).  When assessing our ability and intent to hold the equity

7

security to recovery, we consider, among other things, the severity and duration of the decline in fair value of the equity security as well as the cause of the decline, a fundamental analysis of the liquidity, and business prospects and overall financial condition of the issuer.

For our fixed maturity AFS securities (also referred to as “debt securities”), we generally consider the following to determine whether our debt securities with unrealized losses are other-than-temporarily impaired:

•	The estimated range and average period until recovery;
•	The estimated range and average holding period to maturity;
•	Remaining payment terms of the security;
•	Current delinquencies and nonperforming assets of underlying collateral;
•	Expected future default rates;
•	Collateral value by vintage, geographic region, industry concentration or property type;
•	Subordination levels or other credit enhancements as of the balance sheet date as compared to origination; and
•	Contractual and regulatory cash obligations.

For a debt security, if we intend to sell a security, or it is more likely than not we will be required to sell a debt security before recovery of its amortized cost basis and the fair value of the debt security is below amortized cost, we conclude that an OTTI has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized gain (loss) on our Statements of Comprehensive Income (Loss).  If we do not intend to sell a debt security, or it is not more likely than not we will be required to sell a debt security before recovery of its amortized cost basis but the present value of the cash flows expected to be collected is less than the amortized cost of the debt security (referred to as the credit loss), we conclude that an OTTI has occurred and the amortized cost is written down to the estimated recovery value with a corresponding charge to realized gain (loss) on our Statements of Comprehensive Income (Loss), as this amount is deemed the credit portion of the OTTI.  The remainder of the decline to fair value is recorded in other comprehensive income (“OCI”) to unrealized OTTI on AFS securities on our Statements of Stockholder’s Equity, as this amount is considered a noncredit (i.e., recoverable) impairment.

When assessing our intent to sell a debt security, or if it is more likely than not we will be required to sell a debt security before recovery of its cost basis, we evaluate facts and circumstances such as, but not limited to, decisions to reposition our security portfolio, sales of securities to meet cash flow needs and sales of securities to capitalize on favorable pricing.

Management considers the following as part of the evaluation:

•	The current economic environment and market conditions;
•	Our business strategy and current business plans;
•	The nature and type of security, including expected maturities and exposure to general credit, liquidity, market and interest rate risk;
•	Our analysis of data from financial models and other internal and industry sources to evaluate the current effectiveness of our hedging and overall risk management strategies;
•

The current and expected timing of contractual maturities of our assets and liabilities, expectations of prepayments on investments and expectations for surrenders and withdrawals of life insurance policies and annuity contracts;

•	The capital risk limits approved by management; and
•	Our current financial condition and liquidity demands.

In order to determine the amount of the credit loss for a debt security, we calculate the recovery value by performing a discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover.  The discount rate is the effective interest rate implicit in the underlying debt security.  The effective interest rate is the original yield, or the coupon if the debt security was previously impaired.  See the discussion below for additional information on the methodology and significant inputs, by security type, that we use to determine the amount of a credit loss.

To determine the recovery period of a debt security, we consider the facts and circumstances surrounding the underlying issuer including, but not limited to, the following:

•	Historical and implied volatility of the security;
•	Length of time and extent to which the fair value has been less than amortized cost;
•	Adverse conditions specifically related to the security or to specific conditions in an industry or geographic area;
•	Failure, if any, of the issuer of the security to make scheduled payments; and
•	Recoveries or additional declines in fair value subsequent to the balance sheet date.

In periods subsequent to the recognition of an OTTI, the AFS security is accounted for as if it had been purchased on the measurement date of the OTTI.  Therefore, for the fixed maturity AFS security, the original discount or reduced premium is reflected in net investment income over the contractual term of the investment in a manner that produces a constant effective yield.

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To determine recovery value of a corporate bond, CLO or CDO, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Fundamentals of the issuer to determine what we would recover if they were to file bankruptcy versus the price at which the market is trading;
•	Fundamentals of the industry in which the issuer operates;
•

Earnings multiples for the given industry or sector of an industry that the underlying issuer operates within, divided by the outstanding debt to determine an expected recovery value of the security in the case of a liquidation;

•	Expected cash flows of the issuer (e.g., whether the issuer has cash flows in excess of what is required to fund its operations);
•	Expectations regarding defaults and recovery rates;
•	Changes to the rating of the security by a rating agency; and
•	Additional market information (e.g., if there has been a replacement of the corporate debt security).

Each quarter we review the cash flows for the MBS to determine whether or not they are sufficient to provide for the recovery of our amortized cost.  We revise our cash flow projections only for those securities that are at most risk for impairment based on current credit enhancement and trends in the underlying collateral performance.  To determine recovery value of a MBS, we perform additional analysis related to the underlying issuer including, but not limited to, the following:

•	Discounted cash flow analysis based on the current cash flows and future cash flows we expect to recover;
•	Level of creditworthiness of the home equity loans or residential mortgages that back an RMBS or commercial mortgages that back a CMBS;
•	Susceptibility to fair value fluctuations for changes in the interest rate environment;
•	Susceptibility to reinvestment risks, in cases where market yields are lower than the securities’ book yield earned;
•	Susceptibility to reinvestment risks, in cases where market yields are higher than the book yields earned on a security;
•	Expectations of sale of such a security where market yields are higher than the book yields earned on a security; and
•	Susceptibility to variability of prepayments.

When evaluating MBS and mortgage-related ABS, we consider a number of pool-specific factors as well as market level factors when determining whether or not the impairment on the security is temporary or other-than-temporary.  The most important factor is the performance of the underlying collateral in the security and the trends of that performance in the prior periods.  We use this information about the collateral to forecast the timing and rate of mortgage loan defaults, including making projections for loans that are already delinquent and for those loans that are currently performing but may become delinquent in the future.  Other factors used in this analysis include the credit characteristics of borrowers, geographic distribution of underlying loans and timing of liquidations by state.  Once default rates and timing assumptions are determined, we then make assumptions regarding the severity of a default if it were to occur.  Factors that impact the severity assumption include expectations for future home price appreciation or depreciation, loan size, first lien versus second lien, existence of loan level private mortgage insurance, type of occupancy and geographic distribution of loans.  Once default and severity assumptions are determined for the security in question, cash flows for the underlying collateral are projected including expected defaults and prepayments.  These cash flows on the collateral are then translated to cash flows on our tranche based on the cash flow waterfall of the entire capital security structure.  If this analysis indicates the entire principal on a particular security will not be returned, the security is reviewed for OTTI by comparing the expected cash flows to amortized cost.  To the extent that the security has already been impaired or was purchased at a discount, such that the amortized cost of the security is less than or equal to the present value of cash flows expected to be collected, no impairment is required.

Otherwise, if the amortized cost of the security is greater than the present value of the cash flows expected to be collected, and the security was not purchased at a discount greater than the expected principal loss, then impairment is recognized.

We further monitor the cash flows of all of our AFS securities backed by mortgages on an ongoing basis.  We also perform detailed analysis on all of our subprime, Alt-A, non-agency residential MBS and on a significant percentage of our AFS securities backed by pools of commercial mortgages.  The detailed analysis includes revising projected cash flows by updating the cash flows for actual cash received and applying assumptions with respect to expected defaults, foreclosures and recoveries in the future.  These revised projected cash flows are then compared to the amount of credit enhancement (subordination) in the structure to determine whether the amortized cost of the security is recoverable.  If it is not recoverable, we record an impairment of the security.

Mortgage Loans on Real Estate

Mortgage loans on real estate are carried at unpaid principal balances adjusted for amortization of premiums and accretion of discounts and are net of valuation allowances.  Interest income is accrued on the principal balance of the loan based on the loan’s contractual interest rate.  Premiums and discounts are amortized using the effective yield method over the life of the loan.  Interest income and amortization of premiums and discounts are reported in net investment income on our Statements of Comprehensive Income (Loss) along with mortgage loan fees, which are recorded as they are incurred.

Our commercial loan portfolio is comprised of long-term loans secured by existing commercial real estate.  As such, it does not exhibit risk characteristics unique to mezzanine, construction, residential, agricultural, land or other types of real estate loans.  We believe all of

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the loans in our portfolio share three primary risks:  borrower creditworthiness; sustainability of the cash flow of the property; and market risk; therefore, our methods for monitoring and assessing credit risk are consistent for our entire portfolio.  Loans are considered impaired when it is probable that, based upon current information and events, we will be unable to collect all amounts due under the contractual terms of the loan agreement.  When we determine that a loan is impaired, a valuation allowance is established for the excess carrying value of the loan over its estimated value.  The loan’s estimated value is based on:  the present value of expected future cash flows discounted at the loan’s effective interest rate; the loan’s observable market price; or the fair value of the loan’s collateral.  Valuation allowances are maintained at a level we believe is adequate to absorb estimated probable credit losses of each specific loan.  Our periodic evaluation of the adequacy of the allowance for losses is based on our past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.  Trends in market vacancy and rental rates are incorporated into the analysis that we perform for monitored loans and may contribute to the establishment of (or an increase or decrease in) an allowance for credit losses.  In addition, we review each loan individually in our commercial mortgage loan portfolio on an annual basis to identify emerging risks.  We focus on properties that experienced a reduction in debt-service coverage or that have significant exposure to tenants with deteriorating credit profiles.  Where warranted, we establish or increase loss reserves for a specific loan based upon this analysis.  Our process for determining past due or delinquency status begins when a payment date is missed, at which time the borrower is contacted.  After the grace period expiration that may last up to 10 days, we send a default notice.  The default notice generally provides a short time period to cure the default. Our policy is to report loans that are 60 or more days past due, which equates to two or more payments missed, as delinquent.  We do not accrue interest on loans 90 days past due, and any interest received on these loans is either applied to the principal or recorded in net investment income on our Statements of Comprehensive Income (Loss) when received, depending on the assessment of the collectability of the loan.  We resume accruing interest once a loan complies with all of its original terms or restructured terms.  Mortgage loans deemed uncollectable are charged against the allowance for losses, and subsequent recoveries, if any, are credited to the allowance for losses.  All mortgage loans that are impaired have an established allowance for credit losses.  Changes in valuation allowances are reported in realized gain (loss) on our Statements of Comprehensive Income (Loss).

We measure and assess the credit quality of our mortgage loans by using loan-to-value and debt-service coverage ratios.  The loan-to-value ratio compares the principal amount of the loan to the fair value at origination of the underlying property collateralizing the loan and is commonly expressed as a percentage.  Loan-to-value ratios greater than 100% indicate that the principal amount is greater than the collateral value.  Therefore, all else being equal, a lower loan-to-value ratio generally indicates a higher quality loan.  The debt-service coverage ratio compares a property’s net operating income to its debt-service payments.  Debt-service coverage ratios of less than 1.0 indicate that property operations do not generate enough income to cover its current debt payments.  Therefore, all else being equal, a higher debt-service coverage ratio generally indicates a higher quality loan.

Policy Loans

Policy loans represent loans we issue to contract holders that use the cash surrender value of their life insurance policy as collateral.  Policy loans are carried at unpaid principal balances.

Derivative Instruments

We have certain variable annuity products with guaranteed withdrawal benefits (“GWB”) and guaranteed income benefits (“GIB”) features that are embedded derivatives and reported as either assets or liabilities on our Balance Sheets.  These embedded derivatives are carried at fair value with changes in fair value recognized in net income during the period of change.

Cash and Invested Cash

Cash and invested cash is carried at cost and includes all highly liquid debt instruments purchased with an original maturity of three months or less.

DAC, VOBA, DSI and DFEL

Acquisition costs directly related to successful contract acquisitions or renewals of universal life insurance (“UL”), variable universal life insurance (“VUL”), traditional life insurance, annuities and other investment contracts have been deferred (i.e., DAC) to the extent recoverable.  VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in force at the acquisition date.  Bonus credits and excess interest for dollar cost averaging contracts are considered DSI.  Contract sales charges that are collected in the early years of an insurance contract are deferred (i.e., DFEL), and the unamortized balance is reported in other contract holder funds on our Balance Sheets.

Both DAC and VOBA amortization, excluding amounts reported in realized gain (loss), is reported within commissions and other expenses on our Statements of Comprehensive Income (Loss).  DSI amortization, excluding amounts reported in realized gain (loss), is reported in interest credited on our Statements of Comprehensive Income (Loss).  The amortization of DFEL, excluding amounts reported in realized gain (loss), is reported within fee income on our Statements of Comprehensive Income (Loss).  The methodology for

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determining the amortization of DAC, VOBA, DSI and DFEL varies by product type.  For all insurance contracts, amortization is based on assumptions consistent with those used in the development of the underlying contract adjusted for emerging experience and expected trends.

Acquisition costs for UL and VUL insurance and investment-type products, which include fixed and variable deferred annuities, are generally amortized over the lives of the policies in relation to the incidence of estimated gross profits (“EGPs”) from surrender charges, investment, mortality net of reinsurance ceded and expense margins and actual realized gain (loss) on investments.  Contract lives for UL and VUL policies are estimated to be 30 to 40 years based on the expected lives of the contracts.  Contract lives for fixed and variable deferred annuities are generally between 15 and 30 years, while some of our fixed multi-year guarantee products have amortization periods equal to the guarantee period.  The front-end load annuity product has an assumed life of 25 years.  Longer lives are assigned to those blocks that have demonstrated favorable lapse experience.

Acquisition costs for all traditional contracts, including traditional life insurance contracts, such as individual whole life, group business and term life insurance, are amortized over the expected premium-paying period that generally results in amortization less than 30 years.  Acquisition costs are either amortized on a straight-line basis or as a level percent of premium of the related policies depending on the block of business.  There is currently no DAC, VOBA, DSI or DFEL balance or related amortization for fixed and variable payout annuities.

We account for modifications of insurance contracts that result in a substantially unchanged contract as a continuation of the replaced contract.  We account for modifications of insurance contracts that result in a substantially changed contract as an extinguishment of the replaced contract.

The carrying amounts of DAC, VOBA, DSI and DFEL are adjusted for the effects of realized and unrealized gains and losses on securities classified as AFS and certain derivatives and embedded derivatives.  Amortization expense of DAC, VOBA, DSI and DFEL reflects an assumption for an expected level of credit-related investment losses.  When actual credit-related investment losses are realized, we recognize a true-up to our DAC, VOBA, DSI and DFEL amortization within realized gain (loss) on our Statements of Comprehensive Income (Loss) reflecting the incremental effect of actual versus expected credit-related investment losses.  These actual to expected amortization adjustments can create volatility from period to period in realized gain (loss).

During the third quarter of each year, we conduct our annual comprehensive review of the assumptions and the projection models used for our estimates of future gross profits underlying the amortization of DAC, VOBA, DSI and DFEL and the calculations of the embedded derivatives and reserves for life insurance and annuity products.  These assumptions include investment margins, mortality, retention, rider utilization and maintenance expenses (costs associated with maintaining records relating to insurance and individual and group annuity contracts, and with the processing of premium collections, deposits, withdrawals and commissions).  Based on our review, the cumulative balances of DAC, VOBA, DSI and DFEL included on our Balance Sheets are adjusted with an offsetting benefit or charge to revenue or amortization expense to reflect such change related to our expectations of future EGPs (“unlocking”).  We may have unlocking in other quarters as we become aware of information that warrants updating assumptions outside of our annual comprehensive review.  We may also identify and implement actuarial modeling refinements that result in increases or decreases to the carrying values of DAC, VOBA, DSI, DFEL, embedded derivatives and reserves for life insurance and annuity products with living benefit and death benefit guarantees.

DAC, VOBA, DSI and DFEL are reviewed to ensure that the unamortized portion does not exceed the expected recoverable amounts.

Reinsurance

We enter into reinsurance agreements with other companies in the normal course of business.  Assets and liabilities and premiums and benefits from certain reinsurance contracts that grant statutory surplus relief provided by or to other insurance companies are netted on our Balance Sheets and Statements of Comprehensive Income (Loss), respectively, because there is a right of offset.  All other reinsurance agreements are reported on a gross basis on our Balance Sheets as an asset for amounts recoverable from reinsurers or as a component of other liabilities for amounts, such as premiums, owed to the reinsurers, with the exception of modified coinsurance (“Modco”) agreements for which the right of offset also exists.  Reinsurance premiums and benefits paid or provided are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.  Premiums, benefits and DAC are reported net of insurance ceded.

Goodwill

We recognize the excess of the purchase price, plus the fair value of any noncontrolling interest in the acquiree, over the fair value of identifiable net assets acquired as goodwill.  Goodwill is not amortized, but is reviewed at least annually for indications of value impairment, with consideration given to financial performance and other relevant factors.  We perform a two-step test in our evaluation of the carrying value of goodwill for each of our reporting units, if qualitative factors determine it is necessary to complete the two-step goodwill impairment test.  The results of one test on one reporting unit cannot subsidize the results of another reporting unit.  In Step 1 of the evaluation, the fair value of each reporting unit is determined and compared to the carrying value of the reporting unit.  If the fair value is greater than the carrying value, then the carrying value of the reporting unit is deemed to be recoverable, and Step 2 is not required.  If the fair value estimate is less than the carrying value, it is an indicator that impairment may exist, and Step 2 is required.  In Step 2, the implied fair value of goodwill is determined for the reporting unit.  The reporting unit’s fair value as determined in Step 1 is

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assigned to all of its net assets (recognized and unrecognized) as if the reporting unit were acquired in a business combination as of the date of the impairment test.  If the implied fair value of the reporting unit’s goodwill is lower than its carrying amount, goodwill is impaired and written down to its fair value; and a charge is reported in impairment of intangibles on our Statements of Comprehensive Income (Loss).

Other Assets and Other Liabilities

Other assets consist primarily of DSI, specifically identifiable intangible assets, property and equipment owned by the Company, balances associated with corporate-owned and bank-owned life insurance, certain reinsurance assets, receivables resulting from sales of securities that had not yet settled as of the balance sheet date and other prepaid expenses.  Other liabilities consist primarily of employee benefit liabilities, certain reinsurance payables, payables resulting from purchases of securities that had not yet settled as of the balance sheet date and other accrued expenses.

Other assets and other liabilities on our Balance Sheets include guaranteed living benefit (“GLB”) features and remaining guaranteed interest and similar contracts that are carried at fair value, which may be reported in either other assets or other liabilities.  The fair value of these items represents approximate exit price including an estimate for our NPR. Certain of these features have elements of both insurance benefits and embedded derivatives.    Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits. We classify these GLB reserves embedded derivatives in Level 3 within the hierarchy levels described above in “Fair Value Measurement.”  We report the insurance portion of the reserves in future contract benefits.

The carrying values of specifically identifiable intangible assets are reviewed at least annually for indicators of impairment in value that are other-than-temporary, including unexpected or adverse changes in the following:  the economic or competitive environments in which the company operates; profitability analyses; cash flow analyses; and the fair value of the relevant business operation.  If there was an indication of impairment, then the discounted cash flow method would be used to measure the impairment, and the carrying value would be adjusted as necessary and reported in impairment of intangibles on our Statements of Comprehensive Income (Loss).  Sales force intangibles are attributable to the value of the new business distribution system acquired through business combinations.  These assets are amortized on a straight-line basis over their useful life of 25  years.

Property and equipment owned for company use is carried at cost less allowances for depreciation.  Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets, which include buildings, computer hardware and software and other property and equipment.  We periodically review the carrying value of our long-lived assets, including property and equipment, for impairment whenever events or circumstances indicate that the carrying amount of such assets may not be fully recoverable.  For long-lived assets to be held and used, impairments are recognized when the carrying amount of a long-lived asset is not recoverable and exceeds its fair value.  The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset.  An impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds its fair value.

Long-lived assets to be disposed of by abandonment or in an exchange for a similar productive long-lived asset are classified as held-for-use until they are disposed.  Long-lived assets to be sold are classified as held-for-sale and are no longer depreciated.  Certain criteria have to be met in order for the long-lived asset to be classified as held-for-sale, including that a sale is probable and expected to occur within one year.  Long-lived assets classified as held-for-sale are recorded at the lower of their carrying amount or fair value less cost to sell.

Separate Account Assets and Liabilities

We maintain separate account assets, which are reported at fair value.  The related liabilities are reported at an amount equivalent to the separate account assets.  Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company with respect to certain accounts.

We issue variable annuity contracts through our separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities).  We also issue variable annuity and life contracts through separate accounts that include various types of guaranteed death benefit (“GDB”), GWB and GIB features.  The GDB features include those where we contractually guarantee to the contract holder either:  return of no less than total deposits made to the contract less any partial withdrawals (“return of net deposits”); total deposits made to the contract less any partial withdrawals plus a minimum return (“minimum return”); or the highest contract value on any contract anniversary date through age 80. The highest contract value is increased by purchase payments and is decreased by withdrawals subsequent to that anniversary date in the same proportion that withdrawals reduce the contract value.

As discussed in Note 4, certain features of these guarantees are accounted for as embedded derivative reserves, whereas other guarantees are accounted for as benefit reserves.  Other guarantees contain characteristics of both and are accounted for under an approach that calculates the value of the embedded derivative reserve and the benefit reserve based on the specific characteristics of each GLB feature.  We use derivative instruments to hedge our exposure to the risks and earnings volatility that result from the embedded derivatives for living benefits in certain of our variable annuity products.  The change in fair value of these instruments tends to move in the opposite

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direction of the change in the value of the associated reserves.  The net impact of these changes is reported as a component of realized gain (loss) on our Statements of Comprehensive Income (Loss).

The “market consistent scenarios” used in the determination of the fair value of the GLB liability are similar to those used by an investment bank to value derivatives for which the pricing is not transparent and the aftermarket is nonexistent or illiquid.  We use risk-neutral Monte Carlo simulations in our calculation to value the entire block of guarantees, which involve 100 unique scenarios per policy or approximately 2 million scenarios.  The market consistent scenario assumptions, as of each valuation date, are those we view to be appropriate for a hypothetical market participant.  The market consistent inputs include assumptions for the capital markets (e.g., implied volatilities, correlation among indices, risk-free swap curve, etc.), policyholder behavior (e.g., policy lapse, benefit utilization, mortality, etc.), risk margins, administrative expenses and a margin for profit.  We believe these assumptions are consistent with those that would be used by a market participant; however, as the related markets develop we will continue to reassess our assumptions.  It is possible that different valuation techniques and assumptions could produce a materially different estimate of fair value.

Future Contract Benefits and Other Contract Holder Funds

Future contract benefits represent liability reserves that we have established and carry based on estimates of how much we will need to pay for future benefits and claims.  Other contract holder funds represent liabilities for fixed account values, including the fixed portion of variable, dividends payable, premium deposit funds, undistributed earnings on participating business and other contract holder funds as well the carrying value of DFEL discussed above.

The liabilities for future contract benefits and claim reserves for UL and VUL insurance policies consist of contract account balances that accrue to the benefit of the contract holders, excluding surrender charges.  The liabilities for future insurance contract benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of contract issue.  Investment yield assumptions for traditional direct individual life reserves for all contracts range from 2.25% to 7.75% depending on the time of contract issue.  The investment yield assumptions for immediate and deferred paid-up annuities range from 1.50% to 10.00%.  These investment yield assumptions are intended to represent an estimation of the interest rate experience for the period that these contract benefits are payable.

The liabilities for future claim reserves for variable annuity products containing GDB features are calculated by estimating the present value of total expected benefit payments over the life of the contract from inception divided by the present value of total expected assessments over the life of the contract (“benefit ratio”) multiplied by the cumulative assessments recorded from the contract inception through the balance sheet date less the cumulative GDB payments plus interest on the liability.  The change in the liability for a period is the benefit ratio multiplied by the assessments recorded for the period less GDB claims paid in the period plus interest.  As experience or assumption changes result in a change in expected benefit payments or assessments, the benefit ratio is unlocked, that is, recalculated using the updated expected benefit payments and assessments over the life of the contract since inception.  The revised benefit ratio is then applied to the liability calculation described above, with the resulting change in liability reported in benefits on our Statements of Comprehensive Income (Loss).

With respect to our future contract benefits and other contract holder funds, we continually review overall reserve position, reserving techniques and reinsurance arrangements.  As experience develops and new information becomes known, liabilities are adjusted as deemed necessary.  The effects of changes in estimates are included in the operating results for the period in which such changes occur.

The business written or assumed by us includes participating life insurance contracts, under which the contract holder is entitled to share in the earnings of such contracts via receipt of dividends.  The dividend scale for participating policies is reviewed annually and may be adjusted to reflect recent experience and future expectations.  As of December 31, 2015 and 2014, participating policies comprised approximately 4% of the face amount of business in force, and dividend expenses were $24  million, $21 million and $18 million for the years ended December 31, 2015,  2014 and 2013, respectively.

Liabilities for the secondary guarantees on UL-type products are calculated by multiplying the benefit ratio by the cumulative assessments recorded from contract inception through the balance sheet date less the cumulative secondary guarantee benefit payments plus interest.  If experience or assumption changes result in a new benefit ratio, the reserves are adjusted to reflect the changes in a manner similar to the unlocking of DAC, VOBA, DFEL and DSI.  The accounting for secondary guarantee benefits impacts, and is impacted by, EGPs used to calculate amortization of DAC, VOBA, DFEL and DSI.

Certain of our variable annuity contracts reported within future contract benefits contain GLB reserves embedded derivatives, a portion of which may be reported in either other assets or other liabilities, and include guaranteed interest and similar contracts, that are carried at fair value on our Balance Sheets, which represents approximate exit price including an estimate for our NPR.  Certain of these features have elements of both insurance benefits and embedded derivatives.  Through our hybrid accounting approach, for reserve calculation purposes we assign product cash flows to the embedded derivative or insurance portion of the reserves based on the life-contingent nature of the benefits.  We classify these GLB reserves embedded derivatives items in Level 3 within the hierarchy levels described above in “Fair Value Measurement.”  We report the insurance portion of the reserves in future contract benefits.

The fair value of our indexed annuity contracts is based on their approximate surrender values.

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Contingencies and Commitments

Contingencies arising from environmental remediation costs, regulatory judgments, claims, assessments, guarantees, litigation, recourse reserves, fines, penalties and other sources are recorded when deemed probable and reasonably estimable.

Fee Income

Fee income for investment and interest-sensitive life insurance contracts consist of asset-based fees, cost of insurance charges, percent of premium charges, contract administration charges and surrender charges that are assessed against contract holder account balances.  Investment products consist primarily of individual and group variable and fixed deferred annuities.  Interest-sensitive life insurance products include UL insurance, VUL insurance and other interest-sensitive life insurance policies.  These products include life insurance sold to individuals, corporate-owned life insurance and bank-owned life insurance.

In bifurcating the embedded derivative of our GLB features on our variable annuity products, we attribute to the embedded derivative the portion of total fees collected from the contract holder that relate to the GLB riders (the “attributed fees”), which are not reported within fee income on our Statements of Comprehensive Income (Loss).  These attributed fees represent the present value of future claims expected to be paid for the GLB at the inception of the contract plus a margin that a theoretical market participant would include for risk/profit and are reported within realized gain (loss) on our Statements of Comprehensive Income (Loss).

The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees.  Asset-based fees, cost of insurance and contract administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned.  Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned.  Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited.  Surrender charges are recognized upon surrender of a contract by the contract holder in accordance with contractual terms.

For investment and interest-sensitive life insurance contracts, the amounts collected from contract holders are considered deposits and are not included in revenue.

Insurance Premiums

Our insurance premiums for traditional life insurance and group insurance products are recognized as revenue when due from the contract holder.  Our traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies.  Our group non-medical insurance products consist primarily of term life, disability and dental.

Net Investment Income

Dividends and interest income, recorded in net investment income, are recognized when earned.  Amortization of premiums and accretion of discounts on investments in debt securities are reflected in net investment income over the contractual terms of the investments in a manner that produces a constant effective yield.

For CLOs and MBS, included in the AFS fixed maturity securities portfolios, we recognize income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities.  When actual prepayments differ significantly from originally anticipated prepayments, the retrospective effective yield is recalculated to reflect actual payments to date and a catch up adjustment is recorded in the current period.  In addition, the new effective yield, which reflects anticipated future payments, is used prospectively.  Any adjustments resulting from changes in effective yield are reflected in net investment income on our Statements of Comprehensive Income (Loss).

Realized Gain (Loss)

Realized gain (loss) on our Statements of Comprehensive Income (Loss) includes realized gains and losses from the sale of investments, write-downs for OTTIs of investments, certain derivative and embedded derivative gains and losses and net gains and losses on reinsurance embedded derivatives.  Realized gains and losses on the sale of investments are determined using the specific identification method.  Realized gain (loss) is recognized in net income, net of associated amortization of DAC, VOBA, DSI and DFEL.  Realized gain (loss) is also net of allocations of investment gains and losses to certain contract holders and certain funds withheld on reinsurance arrangements for which we have a contractual obligation.

Other Revenues

Other revenues consists primarily of proceeds from reinsurance recaptures.

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Interest Credited

Interest credited includes interest credited to contract holder account balances.  Interest crediting rates associated with funds invested in our general account during 2013 through 2015 ranged from 1% to 10%.

Benefits

Benefits for UL and other interest-sensitive life insurance products include benefit claims incurred during the period in excess of contract account balances.  Benefits also include the change in reserves for life insurance products with secondary guarantee benefits, annuity products with guaranteed death and living benefits and certain annuities with life contingencies.  For traditional life, group health and disability income products, benefits are recognized when incurred in a manner consistent with the related premium recognition policies.

Pension and Other Postretirement Benefit Plans

Our employees participate in the pension and post-retirement benefit plans that are sponsored by LNC and LNL.  Pursuant to the accounting rules for our obligations to employees and agents under our various pension and other postretirement benefit plans, we are required to make a number of assumptions to estimate related liabilities and expenses.  The mortality assumption is based on actual and anticipated plan experience, determined using acceptable actuarial methods.  We use assumptions for the weighted-average discount rate and expected return on plan assets to estimate pension expense.  The discount rate assumptions are determined using an analysis of current market information and the projected benefit flows associated with these plans.  The expected long-term rate of return on plan assets is based on historical and projected future rates of return on the funds invested in the plan.  The calculation of our accumulated postretirement benefit obligation also uses an assumption of weighted-average annual rate of increase in the per capita cost of covered benefits, which reflects a health care cost trend rate.

Stock-Based Compensation

In general, we expense the fair value of stock awards included in our incentive compensation plans.  As of the date LNC’s Board of Directors approves our stock awards, the fair value of stock options is determined using a Black-Scholes options valuation methodology, and the fair value of other stock awards is based upon the market value of the stock.  The fair value of the awards is expensed over the performance or service period, which generally corresponds to the vesting period, and is recognized as an increase to common stock in stockholder’s equity.  We classify certain stock awards as liabilities.  For these awards, the settlement value is classified as a liability on our Balance Sheets, and the liability is marked-to-market through net income at the end of each reporting period.  Stock-based compensation expense is reflected in commissions and other expenses on our Statements of Comprehensive Income (Loss).

Income Taxes

We file a U.S. consolidated income tax return with LNC and its subsidiaries.  Pursuant to an inter-company tax sharing agreement with LNC, we provide for income taxes on a separate return filing basis.  The tax sharing agreement also provides that we will receive benefit for net operating losses, capital losses and tax credits that are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.  Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes.  A valuation allowance is recorded to the extent required.

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2.    New Accounting Standards

Adoption of New Accounting Standards

The following table provides a description of our adoption of new Accounting Standard Updates (“ASUs”) issued by the FASB and the impact of the adoption on our financial statements:

Standard	Description	Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2014-01, Accounting for Investments in Qualified Affordable Housing Projects

This standard permits an entity to make an accounting policy to use the proportional amortization method of accounting to recognize investments in qualified affordable housing projects, if certain conditions are met. Under the proportional amortization method, an entity amortizes the initial cost of the investment in proportion to the tax credits and other tax benefits received and recognizes the net investment performance in the income statement as a component of income tax expense (benefit). Entities that previously applied the effective yield method to investments in qualified affordable housing prior to the adoption of this standard may continue to apply the effective yield method to those pre-existing investments.

		January 1, 2015	The adoption of this ASU did not have an effect on our financial condition and results of operations.
ASU 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity

This standard changes the requirements for reporting discontinued operations.  The disposal of a component of an entity must be reported as a discontinued operation if the disposal represents a strategic shift that has a major effect on an entity’s operations and financial results. The amendments also require entities to provide new disclosures about a disposal of an individually significant component of an entity that does not qualify for discontinued operations presentation.  Early adoption is permitted, but only for disposals that have not been reported in financial statements previously issued or available for issuance.

		Early adopted as of October 1, 2014	The adoption of this ASU did not have an effect on our financial condition and results of operations.
ASU 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures

This standard eliminates a distinction in current GAAP related to certain repurchase agreements, and amends current GAAP to require repurchase-to-maturity transactions and linked repurchase financings to be accounted for as secured borrowings; consistent with the accounting for other repurchase agreements.  The standard also includes new disclosure requirements related to transfers accounted for as sales that are economically similar to repurchase agreements and information about the types of collateral pledged in repurchase agreements and similar transactions accounted for as secured borrowings.  The new disclosures are not required for comparative periods before the effective date.

		January 1, 2015, except for disclosures related to collateral pledged that were adopted for the interim period ended June 30, 2015	The adoption of this ASU did not have an effect on our financial condition and results of operations.

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Future Adoption of New Accounting Standards

The following table provides a description of future adoptions of new accounting standards that may have an impact on our financial statements when adopted:

Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2014-09, Revenue from Contracts with Customers & ASU 2015- 14, Revenue from Contracts with Customers; Deferral of the Effective Date

This standard establishes the core principle of recognizing revenue to depict the transfer of promised goods and services.  The amendments define a five-step process that systematically identifies the various components of the revenue recognition process, culminating with the recognition of revenue upon satisfaction of an entity’s performance obligation.  Retrospective application is required.  After performing extensive outreach, the FASB decided to delay the effective date of ASU 2014-09 for one year.  Early application is permitted but only for annual reporting periods beginning after December 15, 2016.

January 1, 2018

We will adopt the accounting guidance in this standard for non-insurance related products and services, and are currently evaluating the impact of adoption on our financial condition and results of operations.

ASU 2014-16, Determining Whether the Host Contract in a Hybrid Financial Instrument Issued in the Form of a Share is More Akin to Debt or to Equity

This standard clarifies that when considering the nature of the host contract in a hybrid financial instrument issued in the form of a share; an entity must consider all of the stated and implied substantive terms of the hybrid instrument, including the embedded derivative feature that is being considered for separate accounting from the host contract.  Early adoption of this standard is permitted, and application is under a modified retrospective basis to existing hybrid financial instruments that are within the scope of the standard.

		January 1, 2016	This amendment is not expected to have a material effect on our financial condition and results of operations.
ASU 2015-02, Amendments to the Consolidation Analysis

This standard is intended to improve consolidation accounting guidance related to limited partnerships, limited liability corporations and securitization structures.  The new standard includes changes to existing consolidation models that will eliminate the presumption that a general partner should consolidate a limited partnership, clarify when fees paid to a decision maker should be a factor in the variable interest entities (“VIEs”) consolidation evaluation and reduce the VIEs consolidation models from two to one by eliminating the indefinite deferral for certain investment funds.  Early adoption is permitted, including adoption in an interim period.

		January 1, 2016	This amendment is not expected to have a material effect on our financial condition and results of operations.
ASU 2015-03, Simplifying the Presentation of Debt Issuance Costs

Under current accounting guidance, debt issuance costs are recognized as a deferred charge in the balance sheet.  This amendment requires that debt issuance costs be presented in the balance sheet as a direct deduction from the carrying amount of that debt.  This standard does not change the recognition and measurement requirements related to debt issuance costs.  Early adoption of this standard is permitted, and retrospective application is required for all periods presented in the financial statements.

		January 1, 2016	We will reclassify all of our debt issuance costs in accordance with this ASU. The amendment is not expected to have a material effect on our financial condition and results of operations.
ASU 2015-05, Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement

This standard clarifies the accounting requirements for recognizing cloud computing arrangements.  If an entity purchases a software license through a cloud computing arrangement, the software license should be accounted for in a manner consistent with the acquisition of other software licenses.  If a cloud computing arrangement does not include a software license, the arrangement should be accounted for as a service contract.  Early adoption of this standard is permitted, and the amendments can be adopted either prospectively or retrospectively.

		January 1, 2016	We will adopt this ASU prospectively. The amendment is not expected to have a material effect on our financial condition and results of operations.

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Standard	Description	Projected Date of Adoption	Effect on Financial Statements or Other Significant Matters
ASU 2015-07, Disclosures for Certain Investments That Calculate Net Asset Value per Share (or its Equivalent)

This standard removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient.  In addition, the standard also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient, and limits those disclosures only to those investments for which the practical expedient has been elected.  Early adoption is permitted, and the disclosures must be provided retrospectively for all periods presented in the financial statements.

		January 1, 2016	We will appropriately amend our financial statement disclosures in accordance with this standard as of the adoption date.
ASU 2015-09, Disclosures about Short-Duration Contracts

This standard enhances the disclosure requirements related to short-duration insurance contracts.  The new disclosure requirements focus on providing users of financial statements with more transparent information about an insurance entity’s (1) initial claims estimates and subsequent adjustments to those estimates, (2) methodologies and judgments in estimating claims, and (3) timing, frequency and severity of claims.  Early application of this standard is permitted, and retrospective application is required for each comparative period presented, except for those requirements that apply only to the current period.

		Annual periods beginning January 1, 2016; interim periods within annual periods beginning January 1, 2017	We are currently evaluating these disclosure changes and will provide the additional disclosures upon adoption.
ASU 2015-15, Presentation and Subsequent Measurement of Debt Issuance Costs Associated with Line-of-Credit Arrangements

Given the absence of authoritative accounting guidance in ASU 2015-03 related to debt issuance costs for line-of-credit arrangements, this standard clarifies that the Securities and Exchange Commission (“SEC”) Staff would not object to an entity deferring and presenting debt issuance costs as an asset and subsequently amortizing the deferred debt issuance costs ratably over the term of the line-of-credit arrangement.

		January 1, 2016	We will include any necessary disclosures in connection with our adoption of ASU 2015-03.
ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities

These amendments require, among other things, the fair value measurement of investments in equity securities and certain other ownership interests that do not result in consolidation and are not accounted for under the equity method of accounting.  The change in fair value of the impacted investments in equity securities must be recognized in net income.  In addition, the amendments include certain enhancements to the presentation and disclosure requirements for financial assets and financial liabilities.  Early adoption of the ASU is generally not permitted, except as defined in the ASU.  The amendments should be adopted in the financial statements through a cumulative-effect adjustment to the beginning balance of retained earnings.

		January 1, 2018	We are currently evaluating the impact of adopting this ASU on our financial condition and results of operations.
ASU 2016-02, Leases

This standard establishes a new accounting model for leases.  Lessees will recognize most leases on the balance as a right-of-use asset and a related lease liability.  The lease liability is measured as the present value of the lease payments over the lease term with the right-of-use asset measured at the lease liability amount and including adjustments for certain lease incentives and initial direct costs.  Lease expense recognition will continue to differentiate between finance leases and operating leases resulting in a similar pattern of lease expense recognition as under current GAAP.  This ASU will use a modified retrospective adoption approach which includes a number of optional practical expedients that entities may elect upon adoption.

		January 1, 2019	We are currently evaluating the impact of adopting this ASU on our financial condition and results of operations.

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3.  Investments

AFS Securities

Pursuant to the Fair Value Measurements and Disclosures Topic of the FASB ASC, we have categorized AFS securities into a three-level hierarchy, based on the priority of the inputs to the respective valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3), as described in Note 1, which also includes additional disclosures regarding our fair value measurements.

The amortized cost, gross unrealized gains, losses and OTTI and fair value of AFS securities (in millions) were as follows:

	As of December 31, 2015
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI (1)	Value
Fixed maturity securities:
Corporate bonds	$6,247	$384	$199	$-	$6,432
ABS	135	2	5	(2)	134
U.S. government bonds	26	4	-	-	30
Foreign government bonds	39	4	-	-	43
RMBS	313	26	-	(2)	341
CMBS	30	1	-	-	31
CLOs	16	-	-	-	16
State and municipal bonds	296	48	1	-	343
Hybrid and redeemable preferred securities	80	11	2	-	89
Total fixed maturity AFS securities	$7,182	$480	$207	$(4)	$7,459

	As of December 31, 2014
	Amortized	Gross Unrealized			Fair
	Cost	Gains	Losses	OTTI (1)	Value
Fixed maturity securities:
Corporate bonds	$5,926	$654	$50	$-	$6,530
ABS	155	4	7	(1)	153
U.S. government bonds	28	5	-	-	33
Foreign government bonds	40	6	-	-	46
RMBS	374	31	-	(3)	408
CMBS	39	2	-	1	40
CLOs	11	-	-	-	11
State and municipal bonds	288	59	1	-	346
Hybrid and redeemable preferred securities	86	14	2	-	98
Total fixed maturity AFS securities	$6,947	$775	$60	$(3)	$7,665

(1)	Includes unrealized gains and losses on impaired securities related to changes in the fair value of such securities subsequent to the impairment measurement date.

Certain amounts reported in prior years’ financial statements have been reclassified to conform to the presentation adopted in the current year.  Specifically, we reclassified amounts related to subsequent changes in the fair value of AFS securities for which non-credit OTTI was previously recognized in OCI.  Historically, these amounts were recognized through unrealized gain (loss) on AFS securities in the Statements of Comprehensive Income (Loss).  To better reflect the economic position of our AFS fixed maturity securities, these amounts are now recognized through unrealized OTTI on AFS securities in the Statements of Comprehensive Income (Loss).  These reclassifications had no effect on net income (loss) or stockholders’ equity for the prior years.

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The amortized cost and fair value of fixed maturity AFS securities by contractual maturities (in millions) as of December 31, 2015, were as follows:

	Amortized	Fair
	Cost	Value
Due in one year or less	$255	$259
Due after one year through five years	1,689	1,772
Due after five years through ten years	1,294	1,295
Due after ten years	3,450	3,611
Subtotal	6,688	6,937
Structured securities (ABS, MBS, CLOs)	494	522
Total fixed maturity AFS securities	$7,182	$7,459

Actual maturities may differ from contractual maturities because issuers may have the right to call or pre-pay obligations.

The fair value and gross unrealized losses, including the portion of OTTI recognized in OCI, of AFS securities (dollars in millions), aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, were as follows:

	As of December 31, 2015
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair	Losses and	Fair	Losses and	Fair	Losses and
	Value	OTTI	Value	OTTI	Value	OTTI
Fixed maturity securities:
Corporate bonds	$1,664	$130	$198	$69	$1,862	$199
ABS	18	-	69	8	87	8
RMBS	4	-	11	1	15	1
State and municipal bonds	5	-	3	1	8	1
Hybrid and redeemable
preferred securities	-	-	14	3	14	3
Total fixed maturity AFS securities	$1,691	$130	$295	$82	$1,986	$212

Total number of AFS securities in an unrealized loss position						412

	As of December 31, 2014
	Less Than or Equal		Greater Than
	to Twelve Months		Twelve Months		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
	Fair	Losses and	Fair	Losses and	Fair	Losses and
	Value	OTTI	Value	OTTI	Value	OTTI
Fixed maturity securities:
Corporate bonds	$322	$21	$322	$29	$644	$50
ABS	5	-	76	12	81	12
RMBS	9	-	11	1	20	1
CMBS	7	-	1	1	8	1
State and municipal bonds	-	-	4	1	4	1
Hybrid and redeemable
preferred securities	-	-	14	2	14	2
Total fixed maturity AFS securities	$343	$21	$428	$46	$771	$67

Total number of AFS securities in an unrealized loss position						190

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The fair value, gross unrealized losses, the portion of OTTI recognized in OCI (in millions) and number of AFS securities where the fair value had declined and remained below amortized cost by greater than 20% were as follows:

	As of December 31, 2015
				Number
	Fair	Gross Unrealized		of
	Value	Losses	OTTI	Securities (1)
Less than six months	$126	$60	$-	30
Six months or greater, but less than nine months	5	12	-	3
Nine months or greater, but less than twelve months	12	12	-	2
Twelve months or greater	38	16	2	9
Total	$181	$100	$2	44

	As of December 31, 2014
				Number
	Fair	Gross Unrealized		of
	Value	Losses	OTTI	Securities (1)
Less than six months	$11	$3	$-	2
Six months or greater, but less than nine months	3	2	-	1
Twelve months or greater	61	21	6	19
Total	$75	$26	$6	22

(1)	We may reflect a security in more than one aging category based on various purchase dates.

We regularly review our investment holdings for OTTI.  Our gross unrealized losses, including the portion of OTTI recognized in OCI, on AFS securities increased $145 million for the year ended December 31, 2015.  As discussed further below, we believe the unrealized loss position as of December 31, 2015, did not represent OTTI as (i) we did not intend to sell these fixed maturity AFS securities; (ii) it is not more likely than not that we will be required to sell the fixed maturity AFS securities before recovery of their amortized cost basis; (iii) the estimated future cash flows were equal to or greater than the amortized cost basis of the debt securities; and (iv) we had the ability and intent to hold equity AFS securities for a period of time sufficient for recovery.

Based upon this evaluation as of December 31, 2015, management believes we have the ability to generate adequate amounts of cash from our normal operations (e.g., insurance premiums and fees and investment income) to meet cash requirements with a prudent margin of safety without requiring the sale of our temporarily-impaired securities.

As of December 31, 2015, the unrealized losses associated with our corporate bond securities were attributable primarily to widening credit spreads and rising interest rates since purchase.  We performed a detailed analysis of the financial performance of the underlying issuers and determined that we expected to recover the entire amortized cost for each security.

As of December 31, 2015, the unrealized losses associated with our MBS and ABS were attributable primarily to collateral losses and credit spreads.  We assessed for credit impairment using a cash flow model that incorporates key assumptions including default rates, severities and prepayment rates.  We estimated losses for a security by forecasting the underlying loans in each transaction.  The forecasted loan performance was used to project cash flows to the various tranches in the structure, as applicable.  Our forecasted cash flows also considered, as applicable, independent industry analyst reports and forecasts, sector credit ratings and other independent market data.  Based upon our assessment of the expected credit losses of the security given the performance of the underlying collateral compared to our subordination or other credit enhancement, we expected to recover the entire amortized cost basis of each temporarily impaired security.

As of December 31, 2015, the unrealized losses associated with our hybrid and redeemable preferred securities were attributable primarily to wider credit spreads caused by illiquidity in the market and subordination within the capital structure, as well as credit risk of underlying issuers.  For our hybrid and redeemable preferred securities, we evaluated the financial performance of the underlying issuers based upon credit performance and investment ratings and determined that we expected to recover the entire amortized cost of each security.

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Changes in the amount of credit loss of OTTI recognized in net income (loss) where the portion related to other factors was recognized in OCI (in millions) on fixed maturity AFS securities were as follows:

	For the Years Ended December 31,
	2015	2014	2013
Balance as of beginning-of-year	$43	$47	$53
Increases attributable to:
Credit losses on securities for which an OTTI was not previously recognized	4	1	5
Credit losses on securities for which an OTTI was previously recognized	2	3	4
Decreases attributable to:
Securities sold, paid down or matured	(7)	(8)	(15)
Balance as of end-of-year	$42	$43	$47

During 2015,  2014 and 2013, we recorded credit losses on securities for which an OTTI was not previously recognized as we determined the cash flows expected to be collected would not be sufficient to recover the entire amortized cost basis of the debt security.  The credit losses we recorded on securities for which an OTTI was not previously recognized were attributable primarily to one or a combination of the following reasons:

•	Failure of the issuer of the security to make scheduled payments;
•	Deterioration of creditworthiness of the issuer;
•	Deterioration of conditions specifically related to the security;
•	Deterioration of fundamentals of the industry in which the issuer operates; and
•	Deterioration of the rating of the security by a rating agency.

We recognize the OTTI attributed to the noncredit portion as a separate component in OCI referred to as unrealized OTTI on AFS securities.

Mortgage Loans on Real Estate

Mortgage loans on real estate principally involve commercial real estate.  The commercial loans are geographically diversified throughout the U.S. with the largest concentrations in New York, which accounted for 71% and 75% of mortgage loans on real estate as of December 31, 2015 and 2014, respectively.

There were no past due or impaired mortgage loans on real estate as of December 31, 2015 and 2014.

As described in Note 1, we use the loan-to-value and debt-service coverage ratios as credit quality indicators for our mortgage loans, which were as follows (dollars in millions):

	As of December 31, 2015			As of December 31, 2014
			Debt-			Debt-
			Service			Service
	Carrying	% of	Coverage	Carrying	% of	Coverage
Loan-to-Value Ratio	Value	Total	Ratio	Value	Total	Ratio
Less than 65%	$560	96.7%	2.56	$533	96.7%	2.40
65% to 74%	14	2.4%	1.79	13	2.4%	1.65
75% to 100%	5	0.9%	1.04	5	0.9%	0.63
Total mortgage loans on real estate	$579	100.0%		$551	100.0%

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Net Investment Income

The major categories of net investment income (in millions) on our Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2015	2014	2013
Fixed maturity AFS securities	$375	$374	$377
Mortgage loans on real estate	26	25	22
Policy loans	21	21	21
Commercial mortgage loan prepayment and bond make-whole premiums	5	8	6
Investment income	427	428	426
Investment expense	(5)	(7)	(7)
Net investment income	$422	$421	$419

Realized Gain (Loss) Related to Certain Investments

The detail of the realized gain (loss) related to certain investments (in millions) was as follows:

	For The Years Ended December 31,
	2015	2014	2013
Fixed maturity AFS securities:
Gross gains	$2	$4	$1
Gross losses	(16)	(5)	(10)
Associated amortization of DAC, VOBA, DSI and DFEL
and changes in other contract holder funds	-	(3)	(2)
Total realized gain (loss) related to certain investments, pre-tax	$(14)	$(4)	$(11)

Details underlying write-downs taken as a result of OTTI (in millions) that were recognized in net income (loss) and included in realized gain (loss) on AFS securities above, and the portion of OTTI recognized in OCI (in millions) were as follows:

	For the Years Ended December 31,
	2015	2014	2013
OTTI Recognized in Net Income (Loss)
Fixed maturity securities:
Corporate bonds	$(8)	$-	$-
ABS	(2)	(3)	(3)
RMBS	(1)	(1)	(4)
CMBS	-	-	(2)
Gross OTTI recognized in net income (loss)	(11)	(4)	(9)
Associated amortization of DAC, VOBA, DSI and DFEL	2	1	1
Net OTTI recognized in net income (loss), pre-tax	$(9)	$(3)	$(8)

Portion of OTTI Recognized in OCI
Gross OTTI recognized in OCI	$7	$2	$2
Change in DAC, VOBA, DSI and DFEL	(1)	-	-
Net portion of OTTI recognized in OCI, pre-tax	$6	$2	$2

Determination of Credit Losses on Corporate Bonds and ABS

As of December 31, 2015 and 2014, we reviewed our corporate bonds and ABS portfolios for potential shortfall in contractual principal and interest based on numerous subjective and objective inputs.  The factors used to determine the amount of credit loss for each individual security, include, but are not limited to, near term risk, substantial discrepancy between book and market value, sector or company-specific volatility, negative operating trends and trading levels wider than peers.

Determination of Credit Losses on MBS

As of December 31, 2015 and 2014, default rates were projected by considering underlying MBS loan performance and collateral type.  Projected default rates on existing delinquencies vary between 10% to 100% depending on loan type and severity of delinquency status.  In addition, we estimate the potential contributions of currently performing loans that may become delinquent in the future based

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on the change in delinquencies and loan liquidations experienced in the recent history.  Finally, we develop a default rate timing curve by aggregating the defaults for all loans in the pool (delinquent loans, foreclosure and real estate owned and new delinquencies from currently performing loans) and the associated loan-level loss severities.

We use certain available loan characteristics such as lien status, loan sizes and occupancy to estimate the loss severity of loans.  Second lien loans are assigned 100% severity, if defaulted.  For first lien loans, we assume a minimum of 30% severity with higher severity assumed for investor properties and further adjusted by housing price assumptions.  With the default rate timing curve and loan-level severity, we derive the future expected credit losses.

Investment Commitments

As of December 31, 2015, our investment commitments were $5 million, which were comprised entirely of mortgage loans on real estate.

Concentrations of Financial Instruments

As of December 31, 2015 and 2014, our most significant investments in one issuer were our investments in securities issued by the Federal Home Loan Mortgage Corporation with a fair value of $209 million and $248 million, respectively, or 3% of our invested assets portfolio, and our investments in securities issued by Fannie Mae with a fair value of $103 million and $118 million, respectively, or 1% of our invested assets portfolio.

As of December 31, 2015 and 2014, our most significant investments in one industry were our investment securities in the consumer non-cyclical industry with a fair value of $1.2 billion and $1.1 billion, respectively, or 14% and 13% of our invested assets portfolio, respectively, and our investments in the utilities industry with a fair value of $1.1 billion and $1.2 billion, respectively, or 13% and 14% of our invested assets portfolio, respectively.

Assets on Deposit

The Company had investment assets on deposit with regulatory agencies with a fair market value of $13 million as of December 31, 2015 and 2014.

4.  Derivative Instruments

Embedded Derivatives

We have embedded derivatives that include:

GLB Reserves Embedded Derivatives

We transfer the liability for our GWB and GIB features to LNL, who uses a hedging strategy designed to mitigate the risk and income statement volatility caused by changes in the equity markets, interest rates and volatility associated with these features.  The hedging strategy is designed such that changes in the value of the hedge contracts due to changes in equity markets, interest rates and implied volatilities hedge the income statement effect of changes in embedded derivative GLB reserves caused by those same factors.  The hedge positions are rebalanced based upon changes in these factors as needed.    While we actively manage our hedge positions, these hedge positions may not be totally effective in offsetting changes in the embedded derivative reserve due to, among other things, differences in timing between when a market exposure changes and corresponding changes to the hedge positions, extreme swings in the equity markets and interest rates, market volatility, contract holder behavior, divergence between the performance of the underlying funds and the hedging indices, divergence between the actual and expected performance of the hedge instruments and our ability to purchase hedging instruments at prices consistent with the desired risk and return trade-off.

Certain features of these guarantees have elements of both insurance benefits accounted for under the Financial Services – Insurance – Claim Costs and Liabilities for Future Policy Benefits Subtopic of the FASB ASC (“benefit reserves”) and embedded derivatives accounted for under the Derivatives and Hedging and the Fair Value Measurements and Disclosures Topics of the FASB ASC (“embedded derivative reserves”).    We calculate the value of the benefit reserves and embedded derivative reserves based on the specific characteristics of each GLB feature.

Indexed Annuity and Indexed Universal Life Contracts Embedded Derivatives

Our indexed annuity and indexed universal life (“IUL”) contracts permit the holder to elect an interest rate return or an equity market component, where interest credited to the contracts is linked to the performance of the S&P 500 Index®.  Contract holders may elect to rebalance index options at renewal dates, either annually or biannually.  As of each renewal date, we have the opportunity to re-price the indexed component by establishing participation rates, caps, spreads and specified rates, subject to contractual guarantees.

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Reinsurance Related Embedded Derivatives

We have certain Modco arrangements and coinsurance with funds withheld reinsurance arrangements with embedded derivatives related to the withheld assets of the related funds.  These derivatives are considered total return swaps with contractual returns that are attributable to various assets and liabilities associated with these reinsurance arrangements.

Embedded derivative instruments with off-balance-sheet risks (in millions) were as follows:

	As of December 31, 2015			As of December 31, 2014
	Notional	Fair Value		Notional	Fair Value
	Amounts	Asset	Liability	Amounts	Asset	Liability
GLB reserves (1)	-	71	-	-	34	-
GLB reserves (2)	-	-	71	-	-	34
Reinsurance related (3)	-	11	-	-	11	-
Indexed annuity and IUL contracts (4)	-	-	2	-	-	2
Total embedded derivative instruments	$-	$82	$73	$-	$45	$36

(1)	Reported in other assets on our Balance Sheets.
(2)	Reported in other liabilities on our Balance Sheets.
(3)	Reported in reinsurance related embedded derivatives on our Balance Sheets.
(4)	Reported in future contract benefits on our Balance Sheets.

The gains (losses) on embedded derivative instruments (in millions) recorded within net income (loss) on our Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2015	2014	2013
Other assets - GLB reserves (1)	$37	$70	$(88)
Other liabilities - GLB reserves (1)	(37)	(70)	88
Reinsurance related (1)	-	-	1
Total embedded derivative instruments	$-	$-	$1

(1)	Reported in realized gain (loss) on our Statements of Comprehensive Income (Loss).

Balance Sheet Offsetting

There is no offsetting on our Balance Sheets associated with our embedded derivative instruments.

5.  Federal Income Taxes

The federal income tax expense (benefit) (in millions) was as follows:

	For the Years Ended December 31,
	2015	2014	2013
Current	$31	$65	$38
Deferred	5	4	(1)
Federal income tax expense (benefit)	$36	$69	$37

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A reconciliation of the effective tax rate differences (in millions) was as follows:

	For the Years Ended December 31,
	2015	2014	2013
Tax rate of 35% times pre-tax income	$43	$76	$45
Effect of:
Separate account dividends
received deduction	(6)	(6)	(6)
Tax credits	(1)	-	(1)
Change in uncertain tax positions	-	(1)	-
Other items	-	-	(1)
Federal income tax expense (benefit)	$36	$69	$37
Effective tax rate	29%	32%	29%

The effective tax rate is the ratio of tax expense over pre-tax income (loss).  The benefit for tax credits in 2015 and 2013 is attributable to foreign tax credits.

The federal income tax asset (liability) (in millions) was as follows:

	As of December 31,
	2015	2014
Current	$(21)	$(61)
Deferred	(309)	(391)
Total federal income tax asset (liability)	$(330)	$(452)

Significant components of our deferred tax assets and liabilities (in millions) were as follows:

	As of December 31,
	2015	2014
Deferred Tax Assets
Future contract benefits and other contract holder funds	$-	$8
Other	1	1
Total deferred tax assets	1	9
Deferred Tax Liabilities
DAC	127	97
VOBA	48	31
Net unrealized gain on AFS securities	98	253
Investment activity	4	4
Future contract benefits and other contract holder funds	22	-
Other	11	15
Total deferred tax liabilities	310	400
Net deferred tax asset (liability)	$(309)	$(391)

Although realization is not assured, management believes that it is more likely than not that we will realize the benefits of its deferred tax assets, and, accordingly, no valuation allowance has been recorded.

As of December 31, 2015 and 2014, none of our unrecognized tax benefits presented below, if recognized, would have affected our income tax expense and our effective tax rate.  We are not aware of any events for which it is likely that unrecognized tax benefits will significantly increase or decrease within the next year.  A reconciliation of the unrecognized tax benefits (in millions) was as follows:

	For the Years Ended
	December 31,
	2015	2014
Balance as of beginning-of-year	$-	$8
Increases for prior year tax positions	-	1
Decreases for prior year tax positions	-	(1)
Decreases for settlements with taxing authorities	-	(8)
Balance as of end-of-year	$-	$-

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We recognize interest and penalties accrued, if any, related to unrecognized tax benefits as a component of tax expense.  For the years ended December 31, 2015,  2014 and 2013, we recognized interest and penalty expense (benefit) related to uncertain tax positions of zero, $(2) million and zero, respectively.  We had accrued interest and penalty expense related to the unrecognized tax benefits of zero as of December 31, 2015 and 2014.

We are subject to examination by U.S. federal, state, local and non-U.S. income authorities.  The Internal Revenue Service (“IRS”) examination for tax years 2009 through 2011 was closed in 2015.  We are currently not under examination by the IRS.  However, LNC has filed a protest with the IRS Appeals division (“Appeals”).  A protest for tax years 2005 through 2008 was previously filed with Appeals, and all tax years from 2005 through 2011 for the Company remain open.  All protested items have been resolved for all open years but are subject to review by the U.S. Joint Committee on Taxation before a final settlement is reached.  We do not expect any adjustments that would be material to our results of operations or financial condition.

6.  DAC, VOBA, DSI and DFEL

Changes in DAC (in millions) were as follows:

	For the Years Ended December 31,
	2015	2014	2013
Balance as of beginning-of-year	$377	$393	$304
Deferrals	67	72	80
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(47)	(51)	(45)
Unlocking	(16)	5	4
Adjustment related to realized (gains) losses	(2)	(4)	(3)
Adjustment related to unrealized (gains) losses	60	(38)	53
Balance as of end-of-year	$439	$377	$393

Changes in VOBA (in millions) were as follows:

	For the Years Ended December 31,
	2015	2014	2013
Balance as of beginning-of-year	$89	$193	$148
Deferrals	-	1	1
Amortization:
Amortization, excluding unlocking	(29)	(50)	(31)
Unlocking	(9)	(1)	(36)
Accretion of interest (1)	10	13	15
Adjustment related to unrealized (gains) losses	76	(67)	96
Balance as of end-of-year	$137	$89	$193

(1)	The interest accrual rates utilized to calculate the accretion of interest ranged from 4.45% to 7.05%.

Estimated future amortization of VOBA, net of interest (in millions), as of December 31, 2015, was as follows:

2016	$19
2017	23
2018	17
2019	16
2020	16

Changes in DSI (in millions) were as follows:

	For the Years Ended December 31,
	2015	2014	2013
Balance as of beginning-of-year	$10	$11	$9
Deferrals	1	1	1
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(2)	(2)	(1)
Adjustment related to unrealized (gains) losses	1	-	2
Balance as of end-of-year	$10	$10	$11

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Changes in DFEL (in millions) were as follows:

	For the Years Ended December 31,
	2015	2014	2013
Balance as of beginning-of-year	$85	$126	$74
Deferrals	24	22	26
Amortization, net of interest:
Amortization, excluding unlocking, net of interest	(15)	(17)	(12)
Unlocking	(8)	(1)	(2)
Adjustment related to unrealized (gains) losses	39	(45)	40
Balance as of end-of-year	$125	$85	$126

7.  Reinsurance

The following summarizes reinsurance amounts (in millions) recorded on our Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2015	2014	2013
Direct insurance premiums and fee income	$658	$640	$605
Reinsurance ceded	(168)	(185)	(181)
Total insurance premiums and fee income	$490	$455	$424

Direct insurance benefits	$564	$497	$541
Reinsurance recoveries netted against benefits	(207)	(181)	(249)
Total benefits	$357	$316	$292

We cede insurance to other companies.  The portion of our life insurance and annuity risks exceeding our retention limit is reinsured with other insurers.  We seek reinsurance coverage to limit our exposure to mortality losses and to enhance our capital management.

As of December 31, 2015, our policy for our reinsurance program was to retain no more than $20 million on a single insured life.  We reinsure approximately 25% of the mortality risk on newly issued life insurance contracts.  As of December 31, 2015, approximately 42% of our total individual life in-force amount is reinsured.  Portions of our deferred annuity business have been reinsured on a Modco basis with other companies to limit our exposure to interest rate risks.  As of December 31, 2015, the reserves associated with these reinsurance arrangements totaled $4 million.

We focus on obtaining reinsurance from a diverse group of reinsurers, and we monitor concentration as well as financial strength ratings of our reinsurers.    Our amounts recoverable from reinsurers represent receivables from and reserves ceded to reinsurers.  The amounts recoverable from reinsurers were $454 million and $434 million as of December 31, 2015 and 2014, respectively.

During the fourth quarter of 2014, we entered into an agreement to recapture certain traditional and interest sensitive business under several yearly renewable term reinsurance treaties that were originally ceded to a reinsurer.  As part of this agreement, we received cash consideration of $72 million, of which $11 million represented reimbursement for prepaid reinsurance premiums related to the recaptured treaties.  We recognized a one-time gain of $7 million, after-tax, related to this recapture with the remaining difference between the proceeds and the gain being driven primarily by increases in reserves of $26 million and a reduction of DAC of $21 million.

Reinsurance contracts do not relieve an insurer from its primary obligation to policyholders.  Therefore, the failure of a reinsurer to discharge its reinsurance obligations could result in a loss to us.  We regularly evaluate the financial condition of our reinsurers and monitor concentrations of credit risk related to reinsurance activities.

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8.  Goodwill and Specifically Identifiable Intangible Assets

The changes in the carrying amount of goodwill (in millions) by reportable segment were as follows:

	For the Year Ended December 31, 2015
	Gross	Accumulated
	Goodwill	Impairment		Net
	as of	as of		Goodwill
	Beginning-	Beginning-		as of End-
	of-Year	of-Year	Impairment	of-Year
Annuities	$26	$-	$-	$26
Life Insurance	136	(102)	-	34
Total goodwill	$162	$(102)	$-	$60

	For the Year Ended December 31, 2014
	Gross	Accumulated
	Goodwill	Impairment		Net
	as of	as of		Goodwill
	Beginning-	Beginning-		as of End-
	of-Year	of-Year	Impairment	of-Year
Annuities	$26	$-	$-	$26
Life Insurance	136	(102)	-	34
Total goodwill	$162	$(102)	$-	$60

The gross carrying amounts and accumulated amortization (in millions) for the major specifically identifiable intangible asset class by reportable segment were as follows:

	As of December 31, 2015		As of December 31, 2014
	Gross		Gross
	Carrying	Accumulated	Carrying	Accumulated
	Amount	Amortization	Amount	Amortization
Life Insurance:
Sales force	$7	$3	$7	$2

Future estimated amortization of the specifically identifiable intangible assets was immaterial as of December 31, 2015.

9.  Guaranteed Benefit Features

Information on the GDB features outstanding (dollars in millions) was as follows:

	As of December 31,
	2015 (1)	2014 (1)
Return of Net Deposits
Total account value	$3,766	$3,585
Net amount at risk (2)	63	6
Average attained age of contract holders	61 years	58 years

Minimum Return
Average attained age of contract holders	84 years	83 years
Guaranteed minimum return	5%	5%

Anniversary Contract Value
Total account value	$1,205	$1,234
Net amount at risk (2)	60	12
Average attained age of contract holders	67 years	67 years

(1)    Our variable contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive.

(2)    Represents the amount of death benefit in excess of the account balance that is subject to market fluctuations.

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The determination of GDB liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience.  The following summarizes the balances of and changes in the liabilities for GDBs (in millions), which were recorded in future contract benefits on our Balance Sheets:

	For the Years Ended December 31,
	2015	2014	2013
Balance as of beginning-of-year	$2	$2	$2
Changes in reserves	2	-	-
Benefits paid	(1)	-	-
Balance as of end-of-year	$3	$2	$2

Variable Annuity Contracts

Account balances of variable annuity contracts with guarantees (in millions) were invested in separate account investment options as follows:

	As of December 31,
	2015	2014
Asset Type
Domestic equity	$1,694	$1,638
International equity	697	689
Bonds	1,106	1,066
Money market	568	525
Total	$4,065	$3,918

Percent of total variable annuity
separate account values	92%	92%

Secondary Guarantee Products

Future contract benefits and other contract holder funds include reserves for our secondary guarantee products sold through our Life Insurance segment.  These UL and VUL products with secondary guarantees represented 29% of total life insurance in-force reserves as of December 31, 2015.

10.  Contingencies and Commitments

Contingencies

Regulatory and Litigation Matters

Regulatory bodies, such as state insurance departments, the SEC, Financial Industry Regulatory Authority and other regulatory bodies regularly make inquiries and conduct examinations or investigations concerning our compliance with, among other things, insurance laws, securities laws and unclaimed property laws.

From time to time we may have various pending or threatened legal or regulatory proceedings, including purported class actions, arising from the conduct of business both in the ordinary course and otherwise.  In some of the matters, very large and/or indeterminate amounts, including punitive and treble damages, are sought.  Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief.  Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court.  In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters.  This variability in pleadings, together with the actual experiences of LLANY in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

Due to the unpredictable nature of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time is normally difficult to ascertain.  Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal.  Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

We establish liabilities for litigation and regulatory loss contingencies when information related to the loss contingencies shows both that it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated.  It is possible that some matters could require us to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31,

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2015.  While the potential future charges could be material in the particular quarterly or annual periods in which they are recorded, based on information currently known by management, management does not believe any such charges are likely to have a material adverse effect on LLANY’s financial condition.

Commitments

Vulnerability from Concentrations

As of December 31, 2015, we did not have a concentration of business transactions with a particular customer or lender or sources of supply of labor or services used in the business.  However, we do have a concentration in a market and geographic area in which business is conducted.  For the year ended December 31, 2015, approximately 96% of the premiums, on the basis of statutory accounting principles (“SAP”), were generated in New York.

Other Contingency Matters

State guaranty funds assess insurance companies to cover losses to contract holders of insolvent or rehabilitated companies.  Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states.  We have accrued for expected assessments and the related reductions in future state premium taxes, which net to assessments (recoveries) of $(8) million as of December 31, 2015 and 2014.

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11.  Shares and Stockholder’s Equity

All authorized and issued shares of LLANY are owned by LNL.

AOCI

The following summarizes the components and changes in AOCI (in millions):

	For the Years Ended December 31,
	2015	2014	2013
Unrealized Gain (Loss) on AFS Securities
Balance as of beginning-of-year	$262	$132	$335
Unrealized holding gains (losses) arising during the year	(456)	330	(510)
Change in DAC, VOBA, DSI, future contract benefits and other contract holder funds	173	(134)	186
Income tax benefit (expense)	105	(69)	114
Less:
Reclassification adjustment for gains (losses) included in net income (loss)	(14)	(1)	(9)
Associated amortization of DAC, VOBA, DSI and DFEL	-	(3)	(2)
Income tax benefit (expense)	5	1	4
Balance as of end-of-year	$93	$262	$132
Unrealized OTTI on AFS Securities
Balance as of beginning-of-year	$4	$-	$(4)
(Increases) attributable to:
Gross OTTI recognized in OCI during the year	(7)	(2)	(2)
Change in DAC, VOBA, DSI and DFEL	1	-	-
Income tax benefit (expense)	(3)	1	1
Decreases attributable to:
Changes in fair value, sales, maturities or other settlements of AFS securities	8	10	9
Change in DAC, VOBA, DSI and DFEL	(2)	(2)	(1)
Income tax benefit (expense)	(2)	(3)	(3)
Balance as of end-of-year	$(1)	$4	$-
Unrealized Gain (Loss) on Derivative Instruments
Balance as of beginning-of-year	$1	$1	$1
Balance as of end-of-year	$1	$1	$1

The following summarizes the reclassifications out of AOCI (in millions) and the associated line item in the Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2015	2014	2013
Unrealized Gain (Loss) on AFS Securities
Gross reclassification	$(14)	$(1)	$(9)	Total realized gain (loss)
Associated amortization of DAC,
VOBA, DSI and DFEL	-	(3)	(2)	Total realized gain (loss)
Reclassification before income				Income (loss) from continuing
tax benefit (expense)	(14)	(4)	(11)	operations before taxes
Income tax benefit (expense)	5	1	4	Federal income tax expense (benefit)
Reclassification, net of income tax	$(9)	$(3)	$(7)	Net income (loss)

Unrealized OTTI on AFS Securities
Gross reclassification	$1	$10	$9	Total realized gain (loss)
Change in DAC, VOBA, DSI and DFEL	-	(2)	(1)	Total realized gain (loss)
Reclassification before income				Income (loss) from continuing
tax benefit (expense)	1	8	8	operations before taxes
Income tax benefit (expense)	-	(3)	(3)	Federal income tax expense (benefit)
Reclassification, net of income tax	$1	$5	$5	Net income (loss)

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12.  Realized Gain (Loss)

Details underlying realized gain (loss) (in millions) reported on our Statements of Comprehensive Income (Loss) were as follows:

	For the Years Ended December 31,
	2015	2014	2013
Total realized gain (loss) related to certain investments (1)	$(14)	$(4)	$(11)
GLB reserves embedded derivatives results:
Gross gain (loss)	(9)	(7)	(3)
Associated amortization of DAC, VOBA, DSI and DFEL	(1)	(1)	(1)
Total realized gain (loss)	$(24)	$(12)	$(15)

(1)	See “Realized Gain (Loss) Related to Certain Investments” section in Note 3.

13.  Commissions and Other Expenses

Details underlying commissions and other expenses (in millions) were as follows:

	For the Years Ended December 31,
	2015	2014	2013
Commissions	$91	$96	$97
General and administrative expenses	73	74	78
DAC and VOBA deferrals and interest, net of amortization	24	11	12
Taxes, licenses and fees	16	10	17
Total	$204	$191	$204

14.  Retirement and Deferred Compensation Plans

Participation in Defined Benefit Pension and Other Postretirement Benefit Plans

We participate in defined benefit pension plans that are sponsored by LNC and LNL for many of our employees and agents.  These defined benefit pension plans are closed to new entrants and existing participants do not accrue any additional benefits.  Our expense for these plans was less than $1 million for the years ended December 31, 2015, 2014 and 2013.

We also participate in other postretirement benefit plans sponsored by LNC and LNL that provide health care and life insurance to certain retired employees and agents.  Our expense for these plans was less than $1 million for the years ended December 31, 2015, 2014 and 2013.

Participation in Defined Contribution Plans

We participate in tax-qualified defined contribution plans for eligible employees and agents that are sponsored by LNC and LNL.  Our expense for these plans was $3 million for the years ended December 31, 2015, 2014 and 2013.

Participation in Deferred Compensation Plans

LNC and LNL sponsor non-qualified, unfunded, deferred compensation plans for certain current and former employees, agents and non-employee directors in which we participate.  The results of certain notional investment options within some of the plans are hedged by total return swaps.  Our expenses increase or decrease in direct proportion to the change in market value of the participants’ investment options.  Participants of certain plans are able to select LNC stock as an investment option; however, it is not hedged by the total return swaps and is a primary source of expense volatility related to these plans.  Our expense for these plans was less than $1 million for the years ended December 31, 2015, 2014 and 2013.

15.  Stock-Based Incentive Compensation Plans

Our employees and agents are included in LNC’s various incentive plans that provide for the issuance of stock options, performance shares (performance-vested shares as opposed to time-vested shares), stock appreciation rights and restricted stock units.  LNC issues new shares to satisfy option exercises.  Total compensation expense for stock-based incentive compensation plans was less than $1 million for the years ended December 31, 2015, 2014 and 2013.

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16.  Statutory Information and Restrictions

We prepare financial statements in accordance with SAP prescribed or permitted by the New York Department of Insurance, which may vary materially from GAAP.

Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”) as well as state laws, regulations and administrative rules.  Permitted SAP encompasses all accounting practices not so prescribed.  The principal differences between statutory financial statements and financial statements prepared in accordance with GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, assets and liabilities are presented net of reinsurance, contract holder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted.

We are subject to the applicable laws and regulations of our state of domicile.  Changes in these laws and regulations could change capital levels or capital requirements for the Company.

Specified statutory information (in millions) was as follows:

	As of December 31,
	2015	2014
U.S. capital and surplus	$512	$653

	For the Years Ended December 31,
	2015	2014	2013
U.S. net gain (loss) from operations, after-tax	$(50)	$41	$166
U.S. net income (loss)	(55)	39	161

Comparison of 2015 to 2014

Statutory net income (loss) decreased due primarily to unfavorable reserve development in variable annuities due to lower forward interest rates as well as the one-time benefit from the recapture in 2014 of certain traditional and interest sensitive business under several yearly renewable term reinsurance treaties that were originally ceded to a reinsurer.

Comparison of 2014 to 2013

Statutory net income (loss) decreased due primarily to unfavorable reserve development in variable annuities due to lower forward interest rates.

Our state of domicile, New York, has adopted certain prescribed accounting practices that differ from those found in NAIC SAP.  These prescribed practices are the use of continuous Commissioners Annuity Reserve Valuation Method (“CARVM”) in the calculation of reserves and the use of a more conservative valuation interest rate on certain annuities.

The favorable (unfavorable) effects on statutory surplus compared to NAIC statutory surplus from the use of these prescribed practices (in millions) were as follows:

	As of December 31,
	2015	2014
Calculation of reserves using continuous CARVM	$(1)	$(1)
Conservative valuation rate on certain annuities	(2)	(2)

During the third quarter of 2013, the New York State Department of Financial Services (“NYDFS”) announced that it would not recognize the NAIC revisions to Actuarial Guideline 38 in applying the New York law governing the reserves to be held for UL and VUL products containing secondary guarantees.  The change, effective December 31, 2013, impacts the Company.  The Company discontinued the sale of these products in early 2013, but the change affects those policies sold prior to that time.  We began phasing in the increase in reserves over five years beginning in 2013.  As of December 31, 2015, we have increased reserves by $270 million.  The additional increase in reserves over the next two years is subject to ongoing discussions with the NYDFS.  However, we do not expect the amount for each of the remaining years to exceed $90 million per year.

The NAIC has adopted risk-based capital (“RBC”) requirements for life insurance companies to evaluate the adequacy of statutory capital and surplus in relation to investment and insurance risks.  The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile.  Under RBC requirements, regulatory compliance is determined by the ratio of a company’s total adjusted capital, as defined by the NAIC, to its company action level of RBC (known as the “RBC ratio”), also as defined by the NAIC.  The company action level may be triggered if

34

the RBC ratio is between 75% and 100%, which would require the insurer to submit a plan to the regulator detailing corrective action it proposes to undertake.  As of December 31, 2015, the Company’s RBC ratio was approximately four times the aforementioned company action level.

We are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to LNL.  Under New York laws and regulations, we may pay dividends to LNL without prior approval of the Superintendent of the New York Department of Insurance provided such dividend, along with all other dividends paid within the preceding 12 consecutive months, would not exceed the statutory limitation.  The current statutory limitation is the lesser of 10% of surplus to contract holders as of the immediately preceding calendar year or net gain from operations for the immediately preceding calendar year, not including realized capital gains.  We do not expect we could pay dividends in 2016 without New York Department of Insurance approval.

17.  Fair Value of Financial Instruments

The carrying values and estimated fair values of our financial instruments (in millions) were as follows:

	As of December 31, 2015		As of December 31, 2014
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
Assets
AFS securities – fixed maturity securities	$7,459	$7,459	$7,665	$7,665
Mortgage loans on real estate	579	592	551	576
Cash and invested cash	15	15	64	64
Reinsurance related embedded derivatives	11	11	11	11
Other assets – reinsurance recoverable	71	71	34	34
Separate account assets	4,883	4,883	4,684	4,684

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(2)	(2)	(2)	(2)
Other contract holder funds:
Remaining guaranteed interest and similar contracts	(43)	(43)	(48)	(48)
Account values of certain investment contracts	(1,292)	(1,493)	(1,327)	(1,530)
Other liabilities – GLB reserves embedded derivatives (1)	(71)	(71)	(34)	(34)

(1)	GLB reserves embedded derivatives are fully ceded to LNL.

Valuation Methodologies and Associated Inputs for Financial Instruments Not Carried at Fair Value

The following discussion outlines the methodologies and assumptions used to determine the fair value of our financial instruments not carried at fair value on our Balance Sheets.  Considerable judgment is required to develop these assumptions used to measure fair value.  Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of our financial instruments.

Mortgage Loans on Real Estate

The fair value of mortgage loans on real estate is established using a discounted cash flow method based on credit rating, maturity and future income.  The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt-service coverage, loan-to-value, quality of tenancy, borrower and payment record.  The fair value for impaired mortgage loans is based on the present value of expected future cash flows discounted at the loan’s effective interest rate, the loan’s market price or the fair value of the collateral if the loan is collateral dependent.  The inputs used to measure the fair value of our mortgage loans on real estate are classified as Level 2 within the fair value hierarchy.

Other Contract Holder Funds

Other contract holder funds include remaining guaranteed interest and similar contracts and account values of certain investment contracts.  The fair value for the remaining guaranteed interest and similar contracts is estimated using discounted cash flow calculations as of the balance sheet date.  These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.  As of December 31, 2015 and 2014, the remaining guaranteed interest and similar contracts carrying value approximated fair value.  The fair value of the account values of certain investment contracts is based on their approximate surrender value as of the balance sheet date.  The inputs used to measure the fair value of our other contract holder funds are classified as Level 3 within the fair value hierarchy.

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Short-Term Debt

The carrying value of short-term debt approximates fair value.  The inputs used to measure the fair value of our short-term debt are classified as Level 2 within the fair value hierarchy.

Financial Instruments Carried at Fair Value

We did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2015 or 2014, and we noted no changes in our valuation methodologies between these periods.

The following summarizes our financial instruments carried at fair value (in millions) on a recurring basis by the fair value hierarchy levels described above:

	As of December 31, 2015
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$5	$6,365	$62	$6,432
ABS	-	134	-	134
U.S. government bonds	29	1	-	30
Foreign government bonds	-	42	2	44
RMBS	-	341	-	341
CMBS	-	30	1	31
CLOs	-	5	11	16
State and municipal bonds	-	342	-	342
Hybrid and redeemable preferred securities	-	87	2	89
Cash and invested cash	-	15	-	15
Reinsurance related embedded derivatives	-	11	-	11
Other assets – reinsurance recoverable	-	-	71	71
Separate account assets	53	4,830	-	4,883
Total assets	$87	$12,203	$149	$12,439

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(2)	$(2)
Other liabilities – GLB reserves embedded derivatives	-	-	(71)	(71)
Total liabilities	$-	$-	$(73)	$(73)

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	As of December 31, 2014
	Quoted
	Prices
	in Active
	Markets for	Significant	Significant
	Identical	Observable	Unobservable	Total
	Assets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
Assets
Investments:
Fixed maturity AFS securities:
Corporate bonds	$6	$6,458	$66	$6,530
ABS	-	153	-	153
U.S. government bonds	31	2	-	33
Foreign government bonds	-	44	2	46
RMBS	-	408	-	408
CMBS	-	39	1	40
CLOs	-	-	11	11
State and municipal bonds	-	346	-	346
Hybrid and redeemable preferred securities	-	98	-	98
Cash and invested cash	-	64	-	64
Other assets – reinsurance recoverable	-	-	34	34
Separate account assets	74	4,610	-	4,684
Total assets	$111	$12,222	$114	$12,447

Liabilities
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	$-	$-	$(2)	$(2)
Other liabilities – GLB reserves embedded derivatives	-	-	(34)	(34)
Total liabilities	$-	$-	$(36)	$(36)

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The following summarizes changes to our financial instruments carried at fair value (in millions) and classified within Level 3 of the fair value hierarchy.  This summary excludes any effect of amortization of DAC, VOBA, DSI and DFEL.  The gains and losses below may include changes in fair value due in part to observable inputs that are a component of the valuation methodology.

	For the Year Ended December 31, 2015
				Purchases,
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (2)	Value
Investments: (3)
Fixed maturity AFS securities:
Corporate bonds	$66	$4	$(8)	$(12)	$12	$62
Foreign government bonds	2	-	-	-	-	2
CMBS	1	1	1	(1)	(1)	1
CLOs	11	-	-	5	(5)	11
Hybrid and redeemable
preferred securities	-	-	1	-	1	2
Other assets – reinsurance recoverable (4)	34	37	-	-	-	71
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (4)	(2)	-	-	-	-	(2)
Other liabilities – GLB reserves
embedded derivatives (4)	(34)	(37)	-	-	-	(71)
Total, net	$78	$5	$(6)	$(8)	$7	$76

	For the Year Ended December 31, 2014
				Purchases,
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (2)	Value
Investments: (3)
Fixed maturity AFS securities:
Corporate bonds	$73	$4	$-	$23	$(34)	$66
Foreign government bonds	2	-	-	-	-	2
CMBS	2	-	-	(1)	-	1
CLOs	11	-	-	-	-	11
Hybrid and redeemable
preferred securities	1	-	-	-	(1)	-
Other assets: (4)
GLB reserves embedded derivatives	36	(70)	-	-	34	-
Reinsurance recoverable	-	34	-	-	-	34
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives (4)	-	(1)	-	(1)	-	(2)
Other liabilities – GLB reserves
embedded derivatives (4)	(36)	36	-	-	(34)	(34)
Total, net	$89	$3	$-	$21	$(35)	$78

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	For the Year Ended December 31, 2013
				Purchases,
			Gains	Issuances,	Transfers
		Items	(Losses)	Sales,	Into or
		Included	in	Maturities,	Out
	Beginning	in	OCI	Settlements,	of	Ending
	Fair	Net	and	Calls,	Level 3,	Fair
	Value	Income	Other (1)	Net	Net (2)	Value
Investments: (3)
Fixed maturity AFS securities:
Corporate bonds	$83	$4	$3	$(1)	$(16)	$73
ABS	-	-	-	5	(5)	-
Foreign government bonds	-	-	-	2	-	2
CMBS	3	-	-	(1)	-	2
CLOs	6	-	-	5	-	11
Hybrid and redeemable
preferred securities	4	-	(1)	(2)	-	1
Other assets – GLB reserves
embedded derivatives (4)	51	(87)	-	-	72	36
Other liabilities – GLB reserves
embedded derivatives (4)	(51)	87	-	-	(72)	(36)
Total, net	$96	$4	$2	$8	$(21)	$89

(1)

Transfers into or out of Level 3 for AFS are displayed at amortized cost as of the beginning-of-year.  For AFS securities, the difference between beginning-of-year amortized cost and beginning-of-year fair value was included in OCI and earnings, respectively, in prior years.

(2)	Transfers into or out of Level 3 for GLB reserves embedded derivatives between future contract benefits, other assets and other liabilities on our Balance Sheets.
(3)

Amortization and accretion of premiums and discounts are included in net investment income on our Statements of Comprehensive Income (Loss).  Gains (losses) from sales, maturities, settlements and calls and OTTI are included in realized gain (loss) on our Statements of Comprehensive Income (Loss).

(4)	Gains (losses) from sales, maturities, settlements and calls are included in realized gain (loss) on our Statements of Comprehensive Income (Loss).

 The following provides the components of the items included in issuances, sales, maturities, settlements and calls, net, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, (in millions) as reported above:

	For the Year Ended December 31, 2015
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$-	$(4)	$(7)	$(1)	$-	$(12)
CMBS	-	-	-	(1)	-	(1)
CLOs	5	-	-	-	-	5
Total, net	$5	$(4)	$(7)	$(2)	$-	$(8)

	For the Year Ended December 31, 2014
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$25	$(1)	$-	$(1)	$-	$23
CMBS	-	-	-	(1)	-	(1)
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	(1)	-	-	-	-	(1)
Total, net	$24	$(1)	$-	$(2)	$-	$21

39

	For the Year Ended December 31, 2013
	Issuances	Sales	Maturities	Settlements	Calls	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$14	$-	$(13)	$(2)	$-	$(1)
ABS	5	-	-	-	-	5
Foreign government bonds	2	-	-	-	-	2
CMBS	-	-	-	(1)	-	(1)
CLOs	5	-	-	-	-	5
Future contract benefits – indexed annuity
and IUL contracts embedded derivatives	-	(2)	-	-	-	(2)
Total, net	$26	$(2)	$(13)	$(3)	$-	$8

The following summarizes changes in unrealized gains (losses) included in net income, excluding any effect of amortization of DAC, VOBA, DSI and DFEL and changes in future contract benefits, related to financial instruments carried at fair value classified within Level 3 that we still held (in millions):

	For the Years Ended December 31,
	2015	2014	2013
Embedded derivatives: (1)
Other assets – GLB reserves	$16	$52	$(100)
Other liabilities – GLB reserves	(16)	(52)	100
Total, net	$-	$-	$-

(1)	Included in realized gain (loss) on our Statements of Comprehensive Income (Loss).

40

The following provides the components of the transfers into and out of Level 3 (in millions) as reported above:

	For the Year Ended December 31, 2015
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$12	$-	$12
CMBS	-	(1)	(1)
CLOs	-	(5)	(5)
Hybrid and redeemable preferred
securities	1	-	1
Total, net	$13	$(6)	$7

	For the Year Ended December 31, 2014
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$16	$(50)	$(34)
Hybrid and redeemable preferred securities	-	(1)	(1)
Other assets – GLB reserves
embedded derivatives	34	-	34
Other liabilities – GLB reserves embedded
derivatives	-	(34)	(34)
Total, net	$50	$(85)	$(35)

	For the Year Ended December 31, 2013
	Transfers	Transfers
	Into	Out of
	Level 3	Level 3	Total
Investments:
Fixed maturity AFS securities:
Corporate bonds	$8	$(24)	$(16)
ABS	-	(5)	(5)
Hybrid and redeemable preferred securities	1	(1)	-
Total, net	$9	$(30)	$(21)

Transfers into and out of Level 3 are generally the result of observable market information on a security no longer being available or becoming available to our pricing vendors.  For the years ended December 31, 2015, 2014 and 2013 transfers into and out of were attributable primarily to the securities’ observable market information no longer being available or becoming available.  Transfers into and out for GLB reserves embedded derivatives represent reclassifications between future contract benefits and other assets or other liabilities.  Transfers into and out of Levels 1 and 2 are generally the result of a change in the type of input used to measure the fair value of an asset or liability at the end of the reporting period.  When quoted prices in active markets become available, transfers from Level 2 to Level 1 will result.  When quoted prices in active markets become unavailable, but we are able to employ a valuation methodology using significant observable inputs, transfers from Level 1 to Level 2 will result.  For the years ended December 31, 2015, 2014 and 2013 the transfers between Levels 1 and 2 of the fair value hierarchy were less than $1 million for our financial instruments carried at fair value.

41

The following summarizes the fair value (in millions), valuation techniques and significant unobservable inputs of the Level 3 fair value measurements as of December 31, 2015:

	Fair	Valuation	Significant	Assumption or
	Value	Technique	Unobservable Inputs	Input Ranges
Assets
Investments:
Fixed maturity AFS and trading
securities:
Corporate bonds	$59	Discounted cash flow	Liquidity/duration adjustment (1)	1.6%	-	7.5%
Foreign government bonds	2	Discounted cash flow	Liquidity/duration adjustment (1)	3.8%	-	3.8%
Other assets – reinsurance
recoverable	71	Discounted cash flow	Long-term lapse rate (2)	1%	-	30%
			Utilization of guaranteed withdrawals (3)	90%	-	100%
			Claims utilization factor (4)	60%	-	100%
			Premiums utilization factor (4)	70%	-	120%
			NPR (5)	0.02%	-	0.38%
			Mortality rate (6)			(8)
			Volatility (7)	1%	-	29%
Liabilities
Future contract benefits – indexed
annuity and IUL contracts
embedded derivatives	(2)	Discounted cash flow	Lapse rate (2)	1%	-	15%
			Mortality rate (6)			(8)
Other liabilities – GLB reserves
embedded derivatives	(71)	Discounted cash flow	Long-term lapse rate (2)	1%	-	30%
			Utilization of guaranteed withdrawals (3)	90%	-	100%
			Claims utilization factor (4)	60%	-	100%
			Premiums utilization factor (4)	70%	-	120%
			NPR (5)	0.02%	-	0.38%
			Mortality rate (6)			(8)
			Volatility (7)	1%	-	29%

(1)

The liquidity/duration adjustment input represents an estimated market participant composite of adjustments attributable to liquidity premiums, expected durations, structures and credit quality that would be applied to the market observable information of an investment.

(2)

The lapse rate input represents the estimated probability of a contract surrendering during a year, and thereby forgoing any future benefits.  The range for indexed annuity and IUL contracts represents the lapse rates during the surrender charge period.

(3)	The utilization of guaranteed withdrawals input represents the estimated percentage of contract holders that utilize the guaranteed withdrawal feature.
(4)

The utilization factors are applied to the present value of claims or premiums, as appropriate, in the GLB reserve calculation to estimate the impact of inefficient withdrawal behavior, including taking less than or more than the maximum guaranteed withdrawal.

(5)	The NPR input represents the estimated additional credit spread that market participants would apply to the market observable discount rate when pricing a contract.
(6)	The mortality rate input represents the estimated probability of when an individual belonging to a particular group, categorized according to age or some other factor such as gender, will die.
(7)

The volatility input represents overall volatilities assumed for the underlying variable annuity funds, which include a mixture of equity and fixed-income assets.  Fair value of the variable annuity GLB embedded derivatives would increase if higher volatilities were used for valuation.

(8)	The mortality rate is based on a combination of company and industry experience, adjusted for improvement factors.

From the table above, we have excluded Level 3 fair value measurements obtained from independent, third-party pricing sources.  We do not develop the significant inputs used to measure the fair value of these assets and liabilities, and the information regarding the significant inputs is not readily available to us.  Independent broker-quoted fair values are non-binding quotes developed by market makers or broker-dealers obtained from third-party sources recognized as market participants.  The fair value of a broker-quoted asset or liability is based solely on the receipt of an updated quote from a single market maker or a broker-dealer recognized as a market participant as we do not adjust broker quotes when used as the fair value measurement for an asset or liability.  Significant increases or decreases in any of the quotes received from a third-party broker-dealer may result in a significantly higher or lower fair value measurement.

42

Changes in any of the significant inputs presented in the table above may result in a significant change in the fair value measurement of the asset or liability as follows:

•	Investments – An increase in the liquidity/duration adjustment input would result in a decrease in the fair value measurement.
•	Indexed annuity and IUL contracts embedded derivatives – An increase in the lapse rate or mortality rate inputs would result in a decrease in the fair value measurement.
•

GLB reserves embedded derivatives –  Assuming our GLB reserves embedded derivatives are in a liability position:  an increase in our lapse rate, NPR or mortality rate inputs would result in a decrease in the fair value measurement; and an increase in the utilization of guarantee withdrawal or volatility inputs would result in an increase in the fair value measurement.

For each category discussed above, the unobservable inputs are not inter-related; therefore, a directional change in one input will not affect the other inputs.

As part of our ongoing valuation process, we assess the reasonableness of our valuation techniques or models and make adjustments as necessary.  For more information, see “Summary of Significant Accounting Policies” above.

18.  Segment Information

We provide products and services and report results through our Annuities, Retirement Plan Services, Life Insurance and Group Protection segments.  We also have Other Operations, which includes the financial data for operations that are not directly related to the business segments.  Our reporting segments reflect the manner by which our chief operating decision makers view and manage the business.  The following is a brief description of these segments and Other Operations.

The Annuities segment provides tax-deferred investment growth and lifetime income opportunities for its clients by offering fixed (including indexed) and variable annuities.

The Retirement Plan Services segment provides employer-sponsored defined benefit and individual retirement accounts, as well as individual and group variable annuities, group fixed annuities and mutual-fund based programs in the retirement plan marketplace.

The Life Insurance segment focuses in the creation and protection of wealth through life insurance products, including term insurance, a linked-benefit product (which is a UL policy linked with riders that provide for long-term care costs), indexed UL and both single and survivorship versions of UL and VUL, including corporate-owned UL and VUL insurance and bank-owned UL and VUL insurance products.

The Group Protection segment offers principally group non-medical insurance products, including term life, universal life, disability, dental, vision, accident and critical illness insurance to the employer market place through various forms of contributory and non-contributory plans.  Its products are marketed primarily through a national distribution system of regional group offices.  These offices develop business through employee benefit brokers, third-party administrators and other employee benefit firms.

Other Operations includes investments related to excess capital; other corporate investments; benefit plan net liability; the results of certain disability income business; and debt costs.

Segment operating revenues and income (loss) from operations are internal measures used by our management and Board of Directors to evaluate and assess the results of our segments.  Income (loss) from operations is GAAP net income excluding the after-tax effects of the following items, as applicable:

•	Realized gains and losses associated with the following (“excluded realized gain (loss)”):
▪	Sales or disposals and impairments of securities;
▪	Changes in the fair value of embedded derivatives within certain reinsurance arrangements; and
▪	Changes in the fair value of the embedded derivatives of our GLB riders reflected within variable annuity net derivative results accounted for at fair value;
▪	Changes in the fair value of the derivatives we own to hedge our GLB riders reflected within variable annuity net derivative results; and
•	Changes in reserves resulting from benefit ratio unlocking on our GDB and GLB riders;
•	Income (loss) from reserve changes, net of related amortization, on business sold through reinsurance;
•	Gains (losses) on early extinguishment of debt;
•	Losses from the impairment of intangible assets;
•	Income (loss) from discontinued operations; and
•	Income (loss) from the initial adoption of new accounting standards.

43

Operating revenues represent GAAP revenues excluding the pre-tax effects of the following items, as applicable:

•	Excluded realized gain (loss);
•	Revenue adjustments from the initial adoption of new accounting standards;
•	Amortization of DFEL arising from changes in GDB and GLB benefit ratio unlocking; and
•	Amortization of deferred gains arising from reserve changes on business sold through reinsurance.

We use our prevailing corporate federal income tax rate of 35% while taking into account any permanent differences for events recognized differently in our financial statements and federal income tax returns when reconciling our non-GAAP measures to the most comparable GAAP measure.  Operating revenues and income (loss) from operations do not replace revenues and net income as the GAAP measures of our results of operations.

Segment information (in millions) was as follows:

	For the Years Ended December 31,
	2015	2014	2013
Revenues
Operating revenues:
Annuities	$161	$141	$127
Retirement Plan Services	63	61	60
Life Insurance	602	637	561
Group Protection	94	103	95
Other Operations	1	2	6
Excluded realized gain (loss), pre-tax	(33)	(18)	(21)
Total revenues	$888	$926	$828

	For the Years Ended December 31,
	2015	2014	2013
Net Income (Loss)
Income (loss) from operations:
Annuities	$46	$43	$34
Retirement Plan Services	3	3	4
Life Insurance	60	110	61
Group Protection	(1)	-	(1)
Other Operations	1	3	7
Excluded realized gain (loss), after-tax	(21)	(12)	(14)
Net income (loss)	$88	$147	$91

44

	For the Years Ended December 31,
	2015	2014	2013
Net Investment Income
Annuities	$51	$54	$59
Retirement Plan Services	56	55	55
Life Insurance	305	301	291
Group Protection	9	9	8
Other Operations	1	2	6
Total net investment income	$422	$421	$419

	For the Years Ended December 31,
	2015	2014	2013
Amortization of DAC and VOBA, Net of Interest
Annuities	$14	$13	$13
Retirement Plan Services	-	1	-
Life Insurance	73	68	77
Group Protection	4	2	3
Total amortization of DAC and VOBA, net of interest	$91	$84	$93

	For the Years Ended December 31,
	2015	2014	2013
Federal Income Tax Expense (Benefit)
Annuities	$16	$13	$10
Retirement Plan Services	1	-	1
Life Insurance	31	58	32
Group Protection	(1)	-	(1)
Other Operations	-	4	2
Excluded realized gain (loss)	(11)	(6)	(7)
Total federal income tax expense (benefit)	$36	$69	$37

	As of December 31,
	2015	2014
Assets
Annuities	$5,542	$5,273
Retirement Plan Services	1,829	1,806
Life Insurance	7,293	7,281
Group Protection	187	193
Other Operations	(149)	91
Total assets	$14,702	$14,644

19.  Supplemental Disclosures of Cash Flow Data

The following summarizes our supplemental cash flow data (in millions):

	For the Years Ended December 31,
	2015	2014	2013
Income taxes paid (received)	$65	$52	$18

45

20.  Transactions with Affiliates

The following summarizes transactions with affiliates (in millions) and the associated line item on our Balance Sheets:

	As of December 31,
	2015	2014
Assets with affiliates:
Service agreement receivable	$7	$81	Other assets
Ceded reinsurance contracts	40	28	Reinsurance recoverables
			Reinsurance related embedded
Ceded reinsurance contracts	11	11	derivatives
Ceded reinsurance contracts	80	44	Other assets

Liabilities with affiliates:
Service agreement payable	-	3	Other liabilities
Ceded reinsurance contracts	3	3	Other liabilities

The following summarizes transactions with affiliates (in millions) and the associated line item on our Statements of Comprehensive Income (Loss):

	For the Years Ended December 31,
	2015	2014	2013
Revenues with affiliates:
Premiums paid on ceded reinsurance contracts	$(6)	$(9)	$(16)	Insurance premiums
Fees for management of general account	(5)	(6)	(6)	Net investment income
Realized gains (losses) on ceded reinsurance contracts:
GLB reserves embedded derivatives	37	70	(86)	Realized gain (loss)
Other gains (losses)	(48)	(78)	82	Realized gain (loss)

Benefits and expenses with affiliates:
Benefits on assumed (recoveries on ceded) reinsurance
contracts	(9)	5	-	Benefits
				Commissions and
Service agreement payments	68	70	74	other expenses

Service Agreement

In accordance with service agreements with LNL and certain of its affiliates for personnel and facilities usage, general management services and investment management services, we receive services from and provide services to affiliated companies and also receive an allocation of corporate overhead from LNC.  Corporate overhead expenses are allocated based on specific methodologies for each function.  The majority of the expenses are allocated based on the following methodologies:  investments by product, assets under management, weighted policies in force, headcount and sales.

Ceded Reinsurance Contracts

We cede business to two affiliated companies, LNL and Lincoln National Reinsurance Company (Barbados) Ltd.  As discussed in Note  4, we cede the GLB reserves embedded derivatives and the related hedge results to LNL.

21.  Subsequent Events

Management evaluated subsequent events for the Company through March 31, 2016, the date the financial statements were available to be issued.  Management identified no additional items or events required for disclosure.

46

Lincoln New York Account N For Variable Annuities

Lincoln New York Account N for Variable Annuities

Statements of assets and liabilities

December 31, 2015

Subaccount	Investments	Contract Purchases Due From Lincoln Life & Annuity Company of New York	Total Assets	Contract Redemptions Due To Lincoln Life & Annuity Company of New York	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
AB VPS Global Thematic Growth Portfolio Class B	$1,857,417	$—	$1,857,417	$1,760	$85	$1,855,572
AB VPS Large Cap Growth Portfolio Class B	437,509	—	437,509	—	19	437,490
AB VPS Small/Mid Cap Value Portfolio Class B	8,949,804	—	8,949,804	31	408	8,949,365
Alps|Alerian Energy Infrastructure Portfolio Class III	93,892	—	93,892	—	4	93,888
Alps|Red Rocks Listed Private Property Equity Portfolio Class III	20,237	—	20,237	—	1	20,236
Alps|Stadion Tactical Defensive Portfolio Class III	33,291	—	33,291	—	1	33,290
Alps|Stadion Tactical Growth Portfolio Class III	12,461	—	12,461	—	—	12,461
American Funds Asset Allocation Fund Class 4	1,711,987	—	1,711,987	—	53	1,711,934
American Funds Blue Chip Income and Growth Fund Class 1	97,304	—	97,304	—	4	97,300
American Funds Blue Chip Income and Growth Fund Class 4	452,958	—	452,958	—	14	452,944
American Funds Bond Fund Class 1	22,998	—	22,998	—	—	22,998
American Funds Capital Income Builder Fund Class 1	20,423	—	20,423	—	—	20,423
American Funds Capital Income Builder Fund Class 4	838,300	—	838,300	—	30	838,270
American Funds Global Bond Fund Class 1	17,681	—	17,681	—	—	17,681
American Funds Global Growth Fund Class 2	13,609,349	—	13,609,349	105	629	13,608,615
American Funds Global Growth Fund Class 4	348,190	—	348,190	—	11	348,179
American Funds Global Growth and Income Fund Class 1	44,227	—	44,227	—	1	44,226
American Funds Global Small Capitalization Fund Class 1	6,934	—	6,934	—	—	6,934
American Funds Global Small Capitalization Fund Class 2	9,399,925	20	9,399,945	—	402	9,399,543
American Funds Global Small Capitalization Fund Class 4	190,070	—	190,070	—	6	190,064
American Funds Growth Fund Class 1	20,881	—	20,881	—	—	20,881
American Funds Growth Fund Class 2	60,902,985	48,294	60,951,279	—	2,835	60,948,444
American Funds Growth Fund Class 4	1,203,627	—	1,203,627	—	38	1,203,589
American Funds Growth-Income Fund Class 1	65,483	—	65,483	—	2	65,481
American Funds Growth-Income Fund Class 2	61,716,645	—	61,716,645	946	2,816	61,712,883
American Funds Growth-Income Fund Class 4	1,271,074	—	1,271,074	—	44	1,271,030
American Funds High-Income Bond Fund Class 1	9,813	—	9,813	—	—	9,813
American Funds International Fund Class 1	80,522	—	80,522	—	3	80,519
American Funds International Fund Class 2	24,828,235	—	24,828,235	200	1,115	24,826,920
American Funds International Fund Class 4	566,122	—	566,122	—	18	566,104
American Funds International Growth and Income Fund Class 1	9,782	—	9,782	—	—	9,782
American Funds Managed Risk Asset Allocation Fund Class P1	6,715	—	6,715	—	—	6,715
American Funds Managed Risk Asset Allocation Fund Class P2	3,470,960	—	3,470,960	49	139	3,470,772
American Funds Mortgage Fund Class 4	25,218	—	25,218	—	1	25,217
American Funds New World Fund Class 1	22,744	—	22,744	—	1	22,743
American Funds New World Fund Class 4	326,999	—	326,999	—	10	326,989
BlackRock Global Allocation V.I. Fund Class I	20,185	—	20,185	—	—	20,185
BlackRock Global Allocation V.I. Fund Class III	57,131,974	21,401	57,153,375	—	2,603	57,150,772

See accompanying notes.

Lincoln New York Account N for Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2015

Subaccount	Investments	Contract Purchases Due From Lincoln Life & Annuity Company of New York	Total Assets	Contract Redemptions Due To Lincoln Life & Annuity Company of New York	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
BlackRock iShares Alternative Strategies V.I. Fund Class III	$6,304	$—	$6,304	$—	$—	$6,304
ClearBridge Variable Aggressive Growth Portfolio Class II	150,291	—	150,291	—	5	150,286
ClearBridge Variable Mid Cap Core Portfolio Class II	758,486	100	758,586	—	29	758,557
Delaware VIP Diversified Income Series Standard Class	70,161	—	70,161	—	2	70,159
Delaware VIP Diversified Income Series Service Class	73,246,487	287,007	73,533,494	—	3,280	73,530,214
Delaware VIP Emerging Markets Series Service Class	14,526,051	—	14,526,051	4,224	653	14,521,174
Delaware VIP High Yield Series Standard Class	389,161	—	389,161	—	16	389,145
Delaware VIP High Yield Series Service Class	7,484,332	—	7,484,332	282	337	7,483,713
Delaware VIP Limited-Term Diversified Income Series Standard Class	11,493	—	11,493	—	—	11,493
Delaware VIP Limited-Term Diversified Income Series Service Class	38,432,088	—	38,432,088	9,942	1,671	38,420,475
Delaware VIP REIT Series Standard Class	651,470	—	651,470	—	25	651,445
Delaware VIP REIT Series Service Class	12,005,957	—	12,005,957	4,217	553	12,001,187
Delaware VIP Small Cap Value Series Standard Class	633,059	—	633,059	—	25	633,034
Delaware VIP Small Cap Value Series Service Class	16,698,441	593	16,699,034	—	784	16,698,250
Delaware VIP Smid Cap Growth Series Standard Class	426,133	—	426,133	—	17	426,116
Delaware VIP Smid Cap Growth Series Service Class	9,997,248	—	9,997,248	6,049	446	9,990,753
Delaware VIP U.S. Growth Series Service Class	6,717,900	—	6,717,900	473	269	6,717,158
Delaware VIP Value Series Standard Class	71,250	—	71,250	—	3	71,247
Delaware VIP Value Series Service Class	9,657,450	50	9,657,500	—	444	9,657,056
Deutsche Alternative Asset Allocation VIP Portfolio A	15,503	—	15,503	—	—	15,503
Deutsche Alternative Asset Allocation VIP Portfolio B	3,887,789	1,343	3,889,132	—	171	3,888,961
Deutsche Equity 500 Index VIP Portfolio A	1,456,361	39	1,456,400	—	66	1,456,334
Deutsche Small Cap Index VIP Portfolio A	336,477	5	336,482	—	15	336,467
Eaton Vance VT Floating-Rate Income Fund Initial Class	341,390	—	341,390	—	12	341,378
Fidelity VIP Contrafund Portfolio Service Class 2	45,223,226	—	45,223,226	1,368	2,077	45,219,781
Fidelity VIP Growth Portfolio Initial Class	246,122	—	246,122	—	10	246,112
Fidelity VIP Growth Portfolio Service Class 2	7,660,302	—	7,660,302	7,145	354	7,652,803
Fidelity VIP Mid Cap Portfolio Service Class 2	31,917,297	—	31,917,297	379	1,475	31,915,443
Fidelity VIP Strategic Income Portfolio Service Class 2	88,839	—	88,839	—	3	88,836
First Trust Multi Income Allocation Portfolio Class I	66,813	—	66,813	—	2	66,811
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	622,866	—	622,866	—	19	622,847
Franklin Founding Funds Allocation VIP Fund Class 4	433,318	—	433,318	—	13	433,305
Franklin Income VIP Fund Class 2	30,347,666	1,067	30,348,733	—	1,359	30,347,374
Franklin Income VIP Fund Class 4	552,631	—	552,631	—	19	552,612

See accompanying notes.

Lincoln New York Account N for Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2015

Subaccount	Investments	Contract Purchases Due From Lincoln Life & Annuity Company of New York	Total Assets	Contract Redemptions Due To Lincoln Life & Annuity Company of New York	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
Franklin Mutual Shares VIP Fund Class 2	$17,539,029	$—	$17,539,029	$49,374	$750	$17,488,905
Franklin Mutual Shares VIP Fund Class 4	406,222	—	406,222	—	14	406,208
Franklin Rising Dividends VIP Fund Class 4	334,153	—	334,153	—	10	334,143
Franklin Small Cap Value VIP Fund Class 4	52,088	—	52,088	—	2	52,086
Franklin Small-Mid Cap Growth VIP Fund Class 4	112,849	—	112,849	—	4	112,845
Goldman Sachs VIT Large Cap Value Fund Service Class	1,496,434	—	1,496,434	577	41	1,495,816
Goldman Sachs VIT Money Market Fund Service Class	326,698	—	326,698	—	11	326,687
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class	157,689	—	157,689	—	5	157,684
Goldman Sachs VIT Strategic Income Fund Advisor Class	54,597	—	54,597	—	2	54,595
Guggenheim Long Short Equity Fund	214,161	—	214,161	—	7	214,154
Guggenheim Multi-Hedge Strategies Fund	96,484	—	96,484	—	3	96,481
Hartford Capital Appreciation HLS Fund Class IC	214,855	—	214,855	—	7	214,848
Huntington VA Dividend Capture Fund	27,199	—	27,199	—	1	27,198
Invesco V.I. American Franchise Fund Series I	108,378	—	108,378	—	5	108,373
Invesco V.I. American Franchise Fund Series II	21,482	—	21,482	—	1	21,481
Invesco V.I. Balanced-Risk Allocation Fund Series II	283,650	—	283,650	—	11	283,639
Invesco V.I. Comstock Fund Series II	52,238	—	52,238	—	2	52,236
Invesco V.I. Core Equity Fund Series I	150,114	—	150,114	—	6	150,108
Invesco V.I. Core Equity Fund Series II	854	—	854	—	—	854
Invesco V.I. Diversified Dividend Fund Series II	121,867	—	121,867	—	4	121,863
Invesco V.I. Equally-Weighted S&P 500 Fund Series II	602,505	—	602,505	—	20	602,485
Invesco V.I. Equity and Income Fund Series II	440,619	—	440,619	—	14	440,605
Invesco V.I. International Growth Fund Series I	61,082	—	61,082	—	2	61,080
Invesco V.I. International Growth Fund Series II	864,007	—	864,007	—	35	863,972
Ivy Funds VIP Asset Strategy Portfolio Class A	418,054	—	418,054	—	14	418,040
Ivy Funds VIP Energy Portfolio Class A	10,828	—	10,828	—	—	10,828
Ivy Funds VIP High Income Portfolio Class A	175,666	—	175,666	—	5	175,661
Ivy Funds VIP Micro Cap Growth Portfolio Class A	6,018	—	6,018	—	—	6,018
Ivy Funds VIP Mid Cap Growth Portfolio Class A	137,241	—	137,241	—	4	137,237
Ivy Funds VIP Science and Technology Portfolio Class A	161,245	—	161,245	—	5	161,240
Janus Aspen Balanced Portfolio Service Shares	683,382	—	683,382	—	30	683,352
Janus Aspen Enterprise Portfolio Service Shares	392,707	—	392,707	—	17	392,690
Janus Aspen Global Research Portfolio Service Shares	13,133	—	13,133	—	1	13,132
JPMIT Global Allocation Portfolio Class 2	33,197	—	33,197	—	2	33,195
JPMIT Income Builder Portfolio Class 2	1,435	—	1,435	—	—	1,435
JPMIT Intrepid Mid Cap Portfolio Class 2	174,922	—	174,922	—	6	174,916
LVIP American Balanced Allocation Fund Standard Class	6,445	—	6,445	—	—	6,445
LVIP American Balanced Allocation Fund Service Class	1,065,963	—	1,065,963	—	32	1,065,931
LVIP American Century VP Mid Cap Value Managed Volatility Fund Service Class	11,125,237	—	11,125,237	53,989	490	11,070,758

See accompanying notes.

Lincoln New York Account N for Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2015

Subaccount	Investments	Contract Purchases Due From Lincoln Life & Annuity Company of New York	Total Assets	Contract Redemptions Due To Lincoln Life & Annuity Company of New York	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
LVIP American Global Balanced Allocation Managed Risk Fund Standard Class	$6,627	$—	$6,627	$—	$—	$6,627
LVIP American Global Balanced Allocation Managed Risk Fund Service Class	2,020,019	—	2,020,019	1,578	81	2,018,360
LVIP American Global Growth Allocation Managed Risk Fund Service Class	8,383,756	—	8,383,756	5	332	8,383,419
LVIP American Global Growth Fund Service Class II	4,621,306	—	4,621,306	7,415	206	4,613,685
LVIP American Global Small Capitalization Fund Service Class II	2,973,248	—	2,973,248	4,900	130	2,968,218
LVIP American Growth Allocation Fund Service Class	232,290	—	232,290	—	7	232,283
LVIP American Growth Fund Service Class II	13,553,771	—	13,553,771	7,502	629	13,545,640
LVIP American Growth-Income Fund Service Class II	12,437,366	—	12,437,366	1,418	578	12,435,370
LVIP American Income Allocation Fund Standard Class	56,134	—	56,134	—	3	56,131
LVIP American International Fund Service Class II	6,504,894	—	6,504,894	41	302	6,504,551
LVIP American Preservation Fund Service Class	68,311	—	68,311	—	2	68,309
LVIP AQR Enhanced Global Strategies Fund Service Class	35,251	—	35,251	—	1	35,250
LVIP Baron Growth Opportunities Fund Service Class	10,033,508	16	10,033,524	—	479	10,033,045
LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class	1,149	—	1,149	—	—	1,149
LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class	14,551,806	4,031	14,555,837	—	650	14,555,187
LVIP BlackRock Equity Dividend Managed Volatility Fund Service Class	40,313,780	26,770	40,340,550	—	1,809	40,338,741
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Service Class	70,514,284	—	70,514,284	4,930	3,180	70,506,174
LVIP BlackRock Inflation Protected Bond Fund Standard Class	29,651	—	29,651	—	1	29,650
LVIP BlackRock Inflation Protected Bond Fund Service Class	48,672,625	11,458	48,684,083	—	2,168	48,681,915
LVIP BlackRock Multi-Asset Income Fund Service Class	230,624	—	230,624	—	8	230,616
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Service Class	2,219,090	—	2,219,090	51,310	93	2,167,687
LVIP Clarion Global Real Estate Fund Service Class	7,143,398	630	7,144,028	—	315	7,143,713
LVIP ClearBridge Large Cap Managed Volatility Fund Service Class	4,084,842	—	4,084,842	90,993	168	3,993,681
LVIP ClearBridge Variable Appreciation Managed Volatility Fund Standard Class	4,088	—	4,088	—	—	4,088
LVIP ClearBridge Variable Appreciation Managed Volatility Fund Service Class	8,204,498	—	8,204,498	2,170	369	8,201,959
LVIP Delaware Bond Fund Standard Class	5,840,678	11	5,840,689	—	258	5,840,431
LVIP Delaware Bond Fund Service Class	116,048,990	—	116,048,990	189,182	4,959	115,854,849
LVIP Delaware Diversified Floating Rate Fund Standard Class	34,258	—	34,258	—	1	34,257

See accompanying notes.

Lincoln New York Account N for Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2015

Subaccount	Investments	Contract Purchases Due From Lincoln Life & Annuity Company of New York	Total Assets	Contract Redemptions Due To Lincoln Life & Annuity Company of New York	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
LVIP Delaware Diversified Floating Rate Fund Service Class	$39,380,058	$—	$39,380,058	$110	$1,777	$39,378,171
LVIP Delaware Foundation Aggressive Allocation Fund Standard Class	154,554	—	154,554	—	7	154,547
LVIP Delaware Foundation Aggressive Allocation Fund Service Class	1,829,374	—	1,829,374	—	83	1,829,291
LVIP Delaware Social Awareness Fund Standard Class	483,126	—	483,126	—	21	483,105
LVIP Delaware Social Awareness Fund Service Class	3,907,391	—	3,907,391	13	174	3,907,204
LVIP Delaware Special Opportunities Fund Service Class	2,655,011	—	2,655,011	7,943	128	2,646,940
LVIP Dimensional International Core Equity Managed Volatility Fund Service Class	11,753,539	1,881	11,755,420	—	560	11,754,860
LVIP Dimensional International Core Equity Fund Service Class	142,464	—	142,464	—	7	142,457
LVIP Dimensional U.S. Core Equity 1 Fund Service Class	1,627,518	—	1,627,518	355	76	1,627,087
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Service Class	22,054,384	231,555	22,285,939	—	1,002	22,284,937
LVIP Dimensional U.S. Core Equity 2 Fund Service Class	192,355	—	192,355	—	8	192,347
LVIP Dimensional/Vanguard Total Bond Fund Standard Class	4,076	—	4,076	—	—	4,076
LVIP Dimensional/Vanguard Total Bond Fund Service Class	31,291,869	1,125	31,292,994	—	1,378	31,291,616
LVIP Franklin Mutual Shares VIP Managed Volatility Fund Standard Class	12,083	—	12,083	—	—	12,083
LVIP Franklin Mutual Shares VIP Managed Volatility Fund Service Class	13,596,470	—	13,596,470	89,619	594	13,506,257
LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class	10,164	—	10,164	—	—	10,164
LVIP Global Conservative Allocation Managed Risk Fund Standard Class	190,801	—	190,801	—	9	190,792
LVIP Global Conservative Allocation Managed Risk Fund Service Class	93,929,962	—	93,929,962	2,922	4,492	93,922,548
LVIP Global Growth Allocation Managed Risk Fund Standard Class	6,598	—	6,598	—	—	6,598
LVIP Global Growth Allocation Managed Risk Fund Service Class	425,252,158	—	425,252,158	8,355	18,884	425,224,919
LVIP Global Income Fund Service Class	29,909,465	3,147	29,912,612	—	1,407	29,911,205
LVIP Global Moderate Allocation Managed Risk Fund Service Class	408,040,961	174,581	408,215,542	—	18,416	408,197,126
LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class	8,640,459	—	8,640,459	93,699	363	8,546,397
LVIP Invesco V.I. Comstock Managed Volatility Fund Standard Class	4,115	—	4,115	—	—	4,115
LVIP Invesco V.I. Comstock Managed Volatility Fund Service Class	6,327,144	—	6,327,144	1,385	266	6,325,493
LVIP Ivy Mid Cap Growth Managed Volatility Fund Service Class	20,401,644	—	20,401,644	40,387	926	20,360,331
LVIP JPMorgan High Yield Fund Service Class	7,520,783	112	7,520,895	—	314	7,520,581

See accompanying notes.

Lincoln New York Account N for Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2015

Subaccount	Investments	Contract Purchases Due From Lincoln Life & Annuity Company of New York	Total Assets	Contract Redemptions Due To Lincoln Life & Annuity Company of New York	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
LVIP JPMorgan Mid Cap Value Managed Volatility Fund Standard Class	$18,588	$—	$18,588	$—	$—	$18,588
LVIP JPMorgan Mid Cap Value Managed Volatility Fund Service Class	28,108,551	244,726	28,353,277	—	1,251	28,352,026
LVIP Managed Risk Profile 2010 Fund Service Class	336,124	—	336,124	—	15	336,109
LVIP Managed Risk Profile 2020 Fund Service Class	271,472	—	271,472	—	14	271,458
LVIP Managed Risk Profile 2030 Fund Service Class	325,450	—	325,450	—	15	325,435
LVIP Managed Risk Profile 2040 Fund Service Class	32,096	—	32,096	—	1	32,095
LVIP MFS International Growth Fund Service Class	5,543,218	506	5,543,724	—	243	5,543,481
LVIP MFS International Growth Managed Volatility Fund Service Class	12,726,757	1,853	12,728,610	—	576	12,728,034
LVIP MFS Value Fund Service Class	16,831,797	—	16,831,797	8,194	677	16,822,926
LVIP Mondrian International Value Fund Standard Class	1,037,545	—	1,037,545	—	46	1,037,499
LVIP Mondrian International Value Fund Service Class	10,793,705	1,004	10,794,709	—	488	10,794,221
LVIP Money Market Fund Standard Class	1,186,923	—	1,186,923	39	50	1,186,834
LVIP Money Market Fund Service Class	13,797,917	439	13,798,356	—	591	13,797,765
LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class	1,680,435	—	1,680,435	—	73	1,680,362
LVIP PIMCO Low Duration Bond Fund Standard Class	1,004	—	1,004	—	—	1,004
LVIP PIMCO Low Duration Bond Fund Service Class	17,353,103	—	17,353,103	62,205	771	17,290,127
LVIP SSgA Bond Index Fund Standard Class	78,194	—	78,194	—	4	78,190
LVIP SSgA Bond Index Fund Service Class	42,267,353	11,754	42,279,107	—	1,999	42,277,108
LVIP SSgA Conservative Index Allocation Fund Service Class	5,305,071	—	5,305,071	—	244	5,304,827
LVIP SSgA Conservative Structured Allocation Fund Service Class	8,879,036	—	8,879,036	—	405	8,878,631
LVIP SSgA Developed International 150 Fund Service Class	6,320,777	—	6,320,777	78	301	6,320,398
LVIP SSgA Emerging Markets 100 Fund Standard Class	10,793	—	10,793	—	—	10,793
LVIP SSgA Emerging Markets 100 Fund Service Class	6,346,249	1,347	6,347,596	—	300	6,347,296
LVIP SSgA Global Tactical Allocation Managed Volatility Fund Service Class	71,591,634	—	71,591,634	443	3,327	71,587,864
LVIP SSgA International Index Fund Service Class	10,796,270	—	10,796,270	1,274	517	10,794,479
LVIP SSgA International Managed Volatility Fund Service Class	4,951,244	6,822	4,958,066	—	210	4,957,856
LVIP SSgA Large Cap 100 Fund Service Class	12,949,644	—	12,949,644	1,434	610	12,947,600
LVIP SSgA Large Cap Managed Volatility Fund Service Class	14,604,650	—	14,604,650	104,415	663	14,499,572
LVIP SSgA Moderate Index Allocation Fund Service Class	18,472,051	—	18,472,051	—	833	18,471,218
LVIP SSgA Moderate Structured Allocation Fund Service Class	52,670,319	—	52,670,319	604	2,429	52,667,286

See accompanying notes.

Lincoln New York Account N for Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2015

Subaccount	Investments	Contract Purchases Due From Lincoln Life & Annuity Company of New York	Total Assets	Contract Redemptions Due To Lincoln Life & Annuity Company of New York	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
LVIP SSgA Moderately Aggressive Index Allocation Fund Service Class	$10,923,309	$—	$10,923,309	$—	$497	$10,922,812
LVIP SSgA Moderately Aggressive Structured Allocation Fund Service Class	21,322,191	—	21,322,191	383	983	21,320,825
LVIP SSgA S&P 500 Index Fund Standard Class	1,525,376	—	1,525,376	—	71	1,525,305
LVIP SSgA S&P 500 Index Fund Service Class	42,154,419	—	42,154,419	19,531	1,925	42,132,963
LVIP SSgA Small-Cap Index Fund Standard Class	913	—	913	—	—	913
LVIP SSgA Small-Cap Index Fund Service Class	12,793,231	—	12,793,231	10,363	611	12,782,257
LVIP SSgA Small-Cap Managed Volatility Fund Standard Class	7,926	—	7,926	—	—	7,926
LVIP SSgA Small-Cap Managed Volatility Fund Service Class	16,982,338	—	16,982,338	38,265	782	16,943,291
LVIP SSgA Small-Mid Cap 200 Fund Standard Class	23,160	—	23,160	—	1	23,159
LVIP SSgA Small-Mid Cap 200 Fund Service Class	4,556,583	—	4,556,583	57	211	4,556,315
LVIP T. Rowe Price Growth Stock Fund Service Class	14,498,836	—	14,498,836	9,154	666	14,489,016
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class	132,933	—	132,933	—	7	132,926
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class	6,181,487	—	6,181,487	4,904	276	6,176,307
LVIP Templeton Growth Managed Volatility Fund Service Class	51,261,915	141,189	51,403,104	—	2,250	51,400,854
LVIP U.S. Growth Allocation Managed Risk Fund Service Class	15,279,145	—	15,279,145	—	682	15,278,463
LVIP UBS Large Cap Growth Managed Volatility Fund Standard Class	135,379	—	135,379	—	7	135,372
LVIP UBS Large Cap Growth Managed Volatility Fund Service Class	24,967,576	30,440	24,998,016	—	1,112	24,996,904
LVIP Vanguard Domestic Equity ETF Fund Standard Class	1,931	—	1,931	—	—	1,931
LVIP Vanguard Domestic Equity ETF Fund Service Class	6,570,743	—	6,570,743	—	288	6,570,455
LVIP Vanguard International Equity ETF Fund Service Class	3,667,469	—	3,667,469	—	162	3,667,307
LVIP VIP Contrafund Managed Volatility Portfolio Standard Class	4,102	—	4,102	—	—	4,102
LVIP VIP Contrafund Managed Volatility Portfolio Service Class	31,395,624	—	31,395,624	6,083	1,438	31,388,103
LVIP VIP Mid Cap Managed Volatility Portfolio Service Class	5,197,075	—	5,197,075	49,704	234	5,147,137
LVIP Wellington Capital Growth Fund Service Class	4,440,522	—	4,440,522	509	153	4,439,860
LVIP Wellington Mid-Cap Value Fund Service Class	5,167,937	489	5,168,426	—	232	5,168,194
Lord Abbett Series Fund Bond Debenture Portfolio Class VC	209,750	—	209,750	—	6	209,744
Lord Abbett Series Fund Developing Growth Portfolio Class VC	97,189	—	97,189	—	3	97,186
Lord Abbett Series Fund Fundamental Equity Portfolio Class VC	74,684	—	74,684	—	2	74,682
Lord Abbett Series Fund Short Duration Income Portfolio Class VC	320,083	—	320,083	—	13	320,070

See accompanying notes.

Lincoln New York Account N for Variable Annuities

Statements of assets and liabilities (continued)

December 31, 2015

Subaccount	Investments	Contract Purchases Due From Lincoln Life & Annuity Company of New York	Total Assets	Contract Redemptions Due To Lincoln Life & Annuity Company of New York	Mortality & Expense Guarantee Charges Payable To Lincoln Life & Annuity Company of New York	Net Assets
MFS VIT Growth Series Initial Class	$57,303	$—	$57,303	$—	$2	$57,301
MFS VIT Growth Series Service Class	1,366,712	—	1,366,712	—	59	1,366,653
MFS VIT Total Return Series Initial Class	350,829	—	350,829	—	14	350,815
MFS VIT Utilities Series Initial Class	319,003	—	319,003	—	12	318,991
MFS VIT Utilities Series Service Class	11,557,912	—	11,557,912	49	512	11,557,351
MFS VIT II Core Equity Portfolio Service Class	63,398	—	63,398	—	4	63,394
MFS VIT II International Value Series Service Class	500,199	—	500,199	—	19	500,180
NB AMT Mid Cap Intrinsic Value Portfolio I Class	2,542,109	—	2,542,109	2	116	2,541,991
Oppenheimer Global Fund/VA Service Shares	221,176	—	221,176	—	5	221,171
Oppenheimer International Growth Fund/VA Service Shares	171,691	—	171,691	—	5	171,686
Oppenheimer Main Street Small Cap Fund/VA Service Shares	47,938	—	47,938	—	2	47,936
PIMCO VIT All Asset All Authority Portfolio Advisor Class	103,613	—	103,613	—	3	103,610
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class	2,810,716	—	2,810,716	—	113	2,810,603
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class	19,478	—	19,478	—	1	19,477
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	380,838	—	380,838	—	14	380,824
Putnam VT Absolute Return 500 Fund Class IB	10,315	—	10,315	—	—	10,315
Putnam VT Global Health Care Fund Class IB	448,442	—	448,442	—	19	448,423
Putnam VT Growth & Income Fund Class IB	19,002	—	19,002	—	1	19,001
Putnam VT Income Fund Class IB	106,590	—	106,590	—	4	106,586
Templeton Foreign VIP Fund Class 4	33,588	—	33,588	—	1	33,587
Templeton Global Bond VIP Fund Class 2	9,347,062	—	9,347,062	—	443	9,346,619
Templeton Global Bond VIP Fund Class 4	375,153	—	375,153	—	11	375,142
Templeton Growth VIP Fund Class 2	2,296,734	—	2,296,734	—	107	2,296,627
Transparent Value Directional Allocation VI Portfolio Class II	65,143	—	65,143	—	2	65,141
UIF Global Infrastructure Portfolio Class II	57,495	—	57,495	—	2	57,493
Van Eck VIP Global Hard Assets Fund Class S	21,786	—	21,786	—	1	21,785
Virtus VIT Equity Trend Series Class A	14,974	—	14,974	—	—	14,974
Virtus VIT Multi-Sector Fixed Income Series Class A	143,062	—	143,062	—	5	143,057

See accompanying notes.

Lincoln New York Account N for Variable Annuities

Statements of operations

Year Ended December 31, 2015

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
AB VPS Global Thematic Growth Portfolio Class B	$—	$(34,084)	$(34,084)	$107,113
AB VPS Large Cap Growth Portfolio Class B	—	(7,352)	(7,352)	31,282
AB VPS Small/Mid Cap Value Portfolio Class B	51,250	(167,664)	(116,414)	267,971
Alps|Alerian Energy Infrastructure Portfolio Class III	923	(1,630)	(707)	(5,039)
Alps|Red Rocks Listed Private Property Equity Portfolio Class III	12	(16)	(4)	—
Alps|Stadion Tactical Defensive Portfolio Class III	27	(333)	(306)	(13)
Alps|Stadion Tactical Growth Portfolio Class III	—	(6)	(6)	—
American Funds Asset Allocation Fund Class 4	27,698	(10,543)	17,155	(6,356)
American Funds Blue Chip Income and Growth Fund Class 1	2,166	(1,361)	805	(957)
American Funds Blue Chip Income and Growth Fund Class 4	8,563	(4,112)	4,451	(1,789)
American Funds Bond Fund Class 1	447	(148)	299	(37)
American Funds Capital Income Builder Fund Class 1	261	(57)	204	(2)
American Funds Capital Income Builder Fund Class 4	18,731	(9,266)	9,465	6,776
American Funds Global Bond Fund Class 1	14	(88)	(74)	(21)
American Funds Global Growth Fund Class 2	142,045	(236,244)	(94,199)	480,524
American Funds Global Growth Fund Class 4	3,086	(1,992)	1,094	33
American Funds Global Growth and Income Fund Class 1	987	(277)	710	26
American Funds Global Small Capitalization Fund Class 1	—	(35)	(35)	—
American Funds Global Small Capitalization Fund Class 2	—	(164,852)	(164,852)	445,243
American Funds Global Small Capitalization Fund Class 4	—	(1,046)	(1,046)	(47)
American Funds Growth Fund Class 1	165	(100)	65	—
American Funds Growth Fund Class 2	375,076	(1,104,620)	(729,544)	2,734,301
American Funds Growth Fund Class 4	8,554	(7,981)	573	(6,481)
American Funds Growth-Income Fund Class 1	989	(592)	397	(364)
American Funds Growth-Income Fund Class 2	840,910	(1,105,446)	(264,536)	2,505,140
American Funds Growth-Income Fund Class 4	18,170	(12,819)	5,351	11,412
American Funds High-Income Bond Fund Class 1	577	(49)	528	—
American Funds International Fund Class 1	1,421	(796)	625	(68)
American Funds International Fund Class 2	408,486	(460,059)	(51,573)	478,675
American Funds International Fund Class 4	6,400	(4,067)	2,333	511
American Funds International Growth and Income Fund Class 1	231	(49)	182	—
American Funds Managed Risk Asset Allocation Fund Class P1	48	(8)	40	—
American Funds Managed Risk Asset Allocation Fund Class P2	35,582	(28,550)	7,032	(6,660)
American Funds Mortgage Fund Class 4	77	(57)	20	—
American Funds New World Fund Class 1	186	(239)	(53)	(109)
American Funds New World Fund Class 4	1,296	(2,412)	(1,116)	(72)
BlackRock Global Allocation V.I. Fund Class I	236	(72)	164	(4)
BlackRock Global Allocation V.I. Fund Class III	617,761	(993,346)	(375,585)	(152,800)
BlackRock iShares Alternative Strategies V.I. Fund Class III	185	(25)	160	—
ClearBridge Variable Aggressive Growth Portfolio Class II	103	(1,013)	(910)	(132)
ClearBridge Variable Mid Cap Core Portfolio Class II	297	(10,022)	(9,725)	11,731
Delaware VIP Diversified Income Series Standard Class	1,928	(767)	1,161	(175)
Delaware VIP Diversified Income Series Service Class	2,098,640	(1,234,016)	864,624	(212,657)
Delaware VIP Emerging Markets Series Service Class	95,459	(268,452)	(172,993)	(200,931)
Delaware VIP High Yield Series Standard Class	31,495	(6,825)	24,670	491
Delaware VIP High Yield Series Service Class	629,501	(152,772)	476,729	(168,182)
Delaware VIP Limited-Term Diversified Income Series Standard Class	193	(74)	119	(5)
Delaware VIP Limited-Term Diversified Income Series Service Class	576,177	(630,346)	(54,169)	(86,786)
Delaware VIP REIT Series Standard Class	7,844	(9,075)	(1,231)	5,090
Delaware VIP REIT Series Service Class	135,798	(219,401)	(83,603)	919,927
Delaware VIP Small Cap Value Series Standard Class	5,018	(9,823)	(4,805)	8,773
Delaware VIP Small Cap Value Series Service Class	90,704	(321,055)	(230,351)	444,714
Delaware VIP Smid Cap Growth Series Standard Class	1,598	(6,065)	(4,467)	6,391
Delaware VIP Smid Cap Growth Series Service Class	16,204	(165,046)	(148,842)	417,581
Delaware VIP U.S. Growth Series Service Class	24,423	(98,515)	(74,092)	352,564
Delaware VIP Value Series Standard Class	1,482	(1,155)	327	3,581
Delaware VIP Value Series Service Class	157,359	(173,073)	(15,714)	725,875
See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
AB VPS Global Thematic Growth Portfolio Class B	$—	$107,113	$(34,604)	$38,425
AB VPS Large Cap Growth Portfolio Class B	45,139	76,421	(28,049)	41,020
AB VPS Small/Mid Cap Value Portfolio Class B	1,576,785	1,844,756	(2,414,280)	(685,938)
Alps|Alerian Energy Infrastructure Portfolio Class III	2,447	(2,592)	(47,606)	(50,905)
Alps|Red Rocks Listed Private Property Equity Portfolio Class III	8	8	52	56
Alps|Stadion Tactical Defensive Portfolio Class III	—	(13)	(3,140)	(3,459)
Alps|Stadion Tactical Growth Portfolio Class III	—	—	(39)	(45)
American Funds Asset Allocation Fund Class 4	58,816	52,460	(82,942)	(13,327)
American Funds Blue Chip Income and Growth Fund Class 1	9,448	8,491	(14,959)	(5,663)
American Funds Blue Chip Income and Growth Fund Class 4	33,684	31,895	(55,406)	(19,060)
American Funds Bond Fund Class 1	450	413	(782)	(70)
American Funds Capital Income Builder Fund Class 1	—	(2)	(1,108)	(906)
American Funds Capital Income Builder Fund Class 4	—	6,776	(37,152)	(20,911)
American Funds Global Bond Fund Class 1	390	369	(883)	(588)
American Funds Global Growth Fund Class 2	1,372,490	1,853,014	(1,058,389)	700,426
American Funds Global Growth Fund Class 4	8,219	8,252	(11,873)	(2,527)
American Funds Global Growth and Income Fund Class 1	—	26	(1,662)	(926)
American Funds Global Small Capitalization Fund Class 1	407	407	(595)	(223)
American Funds Global Small Capitalization Fund Class 2	816,411	1,261,654	(1,136,031)	(39,229)
American Funds Global Small Capitalization Fund Class 4	2,678	2,631	(16,638)	(15,053)
American Funds Growth Fund Class 1	3,137	3,137	(2,434)	768
American Funds Growth Fund Class 2	13,604,020	16,338,321	(12,224,744)	3,384,033
American Funds Growth Fund Class 4	123,081	116,600	(89,317)	27,856
American Funds Growth-Income Fund Class 1	8,260	7,896	(8,998)	(705)
American Funds Growth-Income Fund Class 2	9,770,318	12,275,458	(11,987,575)	23,347
American Funds Growth-Income Fund Class 4	150,348	161,760	(161,827)	5,284
American Funds High-Income Bond Fund Class 1	—	—	(1,307)	(779)
American Funds International Fund Class 1	3,550	3,482	(11,970)	(7,863)
American Funds International Fund Class 2	1,616,285	2,094,960	(3,592,637)	(1,549,250)
American Funds International Fund Class 4	18,995	19,506	(50,253)	(28,414)
American Funds International Growth and Income Fund Class 1	154	154	(1,021)	(685)
American Funds Managed Risk Asset Allocation Fund Class P1	—	—	(43)	(3)
American Funds Managed Risk Asset Allocation Fund Class P2	41,446	34,786	(101,430)	(59,612)
American Funds Mortgage Fund Class 4	63	63	(79)	4
American Funds New World Fund Class 1	1,201	1,092	(2,267)	(1,228)
American Funds New World Fund Class 4	11,473	11,401	(27,994)	(17,709)
BlackRock Global Allocation V.I. Fund Class I	1,080	1,076	(2,453)	(1,213)
BlackRock Global Allocation V.I. Fund Class III	3,511,943	3,359,143	(4,538,585)	(1,555,027)
BlackRock iShares Alternative Strategies V.I. Fund Class III	—	—	(304)	(144)
ClearBridge Variable Aggressive Growth Portfolio Class II	14,495	14,363	(21,919)	(8,466)
ClearBridge Variable Mid Cap Core Portfolio Class II	45,543	57,274	(37,094)	10,455
Delaware VIP Diversified Income Series Standard Class	708	533	(3,779)	(2,085)
Delaware VIP Diversified Income Series Service Class	839,456	626,799	(3,764,204)	(2,272,781)
Delaware VIP Emerging Markets Series Service Class	334,105	133,174	(2,669,650)	(2,709,469)
Delaware VIP High Yield Series Standard Class	6,604	7,095	(63,534)	(31,769)
Delaware VIP High Yield Series Service Class	137,538	(30,644)	(1,129,740)	(683,655)
Delaware VIP Limited-Term Diversified Income Series Standard Class	—	(5)	(108)	6
Delaware VIP Limited-Term Diversified Income Series Service Class	—	(86,786)	(229,728)	(370,683)
Delaware VIP REIT Series Standard Class	—	5,090	10,391	14,250
Delaware VIP REIT Series Service Class	—	919,927	(680,287)	156,037
Delaware VIP Small Cap Value Series Standard Class	72,962	81,735	(129,486)	(52,556)
Delaware VIP Small Cap Value Series Service Class	2,035,419	2,480,133	(3,717,859)	(1,468,077)
Delaware VIP Smid Cap Growth Series Standard Class	34,273	40,664	(11,928)	24,269
Delaware VIP Smid Cap Growth Series Service Class	834,180	1,251,761	(562,897)	540,022
Delaware VIP U.S. Growth Series Service Class	559,688	912,252	(592,482)	245,678
Delaware VIP Value Series Standard Class	—	3,581	(5,231)	(1,323)
Delaware VIP Value Series Service Class	—	725,875	(945,300)	(235,139)

Lincoln New York Account N for Variable Annuities

Statements of operations (continued)

Year Ended December 31, 2015

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
Deutsche Alternative Asset Allocation VIP Portfolio A	$86	$(59)	$27	$(5)
Deutsche Alternative Asset Allocation VIP Portfolio B	103,956	(63,270)	40,686	(21,725)
Deutsche Equity 500 Index VIP Portfolio A	26,411	(25,959)	452	64,092
Deutsche Small Cap Index VIP Portfolio A	4,006	(6,069)	(2,063)	12,661
Eaton Vance VT Floating-Rate Income Fund Initial Class	6,611	(2,649)	3,962	(290)
Fidelity VIP Contrafund Portfolio Service Class 2	371,905	(778,172)	(406,267)	1,663,270
Fidelity VIP Growth Portfolio Initial Class	639	(3,407)	(2,768)	2,825
Fidelity VIP Growth Portfolio Service Class 2	2,501	(137,667)	(135,166)	911,898
Fidelity VIP Mid Cap Portfolio Service Class 2	84,324	(575,339)	(491,015)	397,484
Fidelity VIP Strategic Income Portfolio Service Class 2	1,405	(166)	1,239	(10)
First Trust Multi Income Allocation Portfolio Class I	1,254	(153)	1,101	1
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	12,836	(4,667)	8,169	(121)
Franklin Founding Funds Allocation VIP Fund Class 4	11,798	(4,206)	7,592	(121)
Franklin Income VIP Fund Class 2	1,465,075	(521,624)	943,451	83,708
Franklin Income VIP Fund Class 4	22,483	(6,383)	16,100	(23,516)
Franklin Mutual Shares VIP Fund Class 2	585,780	(298,711)	287,069	585,704
Franklin Mutual Shares VIP Fund Class 4	12,524	(3,507)	9,017	371
Franklin Rising Dividends VIP Fund Class 4	3,529	(2,683)	846	(550)
Franklin Small Cap Value VIP Fund Class 4	187	(445)	(258)	345
Franklin Small-Mid Cap Growth VIP Fund Class 4	—	(538)	(538)	(2,278)
Goldman Sachs VIT Large Cap Value Fund Service Class	18,660	(15,534)	3,126	11,257
Goldman Sachs VIT Money Market Fund Service Class	25	(5,081)	(5,056)	—
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class	3,009	(1,493)	1,516	(271)
Goldman Sachs VIT Strategic Income Fund Advisor Class	1,152	(509)	643	(23)
Guggenheim Long Short Equity Fund	—	(1,996)	(1,996)	231
Guggenheim Multi-Hedge Strategies Fund	616	(880)	(264)	40
Hartford Capital Appreciation HLS Fund Class IC	1,168	(1,190)	(22)	(189)
Huntington VA Dividend Capture Fund	1,200	(402)	798	3,717
Invesco V.I. American Franchise Fund Series I	—	(2,189)	(2,189)	10,669
Invesco V.I. American Franchise Fund Series II	—	(366)	(366)	503
Invesco V.I. Balanced-Risk Allocation Fund Series II	11,569	(3,224)	8,345	(25,299)
Invesco V.I. Comstock Fund Series II	850	(329)	521	(20)
Invesco V.I. Core Equity Fund Series I	1,902	(2,490)	(588)	10,205
Invesco V.I. Core Equity Fund Series II	8	(13)	(5)	261
Invesco V.I. Diversified Dividend Fund Series II	1,356	(832)	524	(12)
Invesco V.I. Equally-Weighted S&P 500 Fund Series II	6,189	(3,987)	2,202	(354)
Invesco V.I. Equity and Income Fund Series II	10,652	(2,820)	7,832	(212)
Invesco V.I. International Growth Fund Series I	947	(937)	10	6,255
Invesco V.I. International Growth Fund Series II	11,020	(9,622)	1,398	(1,440)
Ivy Funds VIP Asset Strategy Portfolio Class A	1,098	(4,180)	(3,082)	(3,558)
Ivy Funds VIP Energy Portfolio Class A	2	(77)	(75)	(1)
Ivy Funds VIP High Income Portfolio Class A	4,937	(1,032)	3,905	(935)
Ivy Funds VIP Micro Cap Growth Portfolio Class A	—	(60)	(60)	(742)
Ivy Funds VIP Mid Cap Growth Portfolio Class A	—	(1,029)	(1,029)	(44)
Ivy Funds VIP Science and Technology Portfolio Class A	—	(1,011)	(1,011)	(258)
Janus Aspen Balanced Portfolio Service Shares	9,990	(11,865)	(1,875)	26,153
Janus Aspen Enterprise Portfolio Service Shares	2,284	(6,990)	(4,706)	41,967
Janus Aspen Global Research Portfolio Service Shares	72	(199)	(127)	177
JPMIT Global Allocation Portfolio Class 2	986	(192)	794	(1,040)
JPMIT Income Builder Portfolio Class 2	37	(1)	36	—
JPMIT Intrepid Mid Cap Portfolio Class 2	363	(1,241)	(878)	(463)
LVIP American Balanced Allocation Fund Standard Class	191	(22)	169	(2)
LVIP American Balanced Allocation Fund Service Class	27,809	(6,403)	21,406	(14,557)
LVIP American Century VP Mid Cap Value Managed Volatility Fund Service Class	165,214	(136,523)	28,691	15,690
LVIP American Global Balanced Allocation Managed Risk Fund Standard Class	223	(8)	215	—
LVIP American Global Balanced Allocation Managed Risk Fund Service Class	60,804	(19,795)	41,009	(559)
LVIP American Global Growth Allocation Managed Risk Fund Service Class	254,795	(74,185)	180,610	(49,238)

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
Deutsche Alternative Asset Allocation VIP Portfolio A	$6	$1	$(1,061)	$(1,033)
Deutsche Alternative Asset Allocation VIP Portfolio B	8,367	(13,358)	(357,786)	(330,458)
Deutsche Equity 500 Index VIP Portfolio A	73,567	137,659	(146,877)	(8,766)
Deutsche Small Cap Index VIP Portfolio A	28,855	41,516	(59,868)	(20,415)
Eaton Vance VT Floating-Rate Income Fund Initial Class	—	(290)	(17,427)	(13,755)
Fidelity VIP Contrafund Portfolio Service Class 2	4,220,565	5,883,835	(6,011,025)	(533,457)
Fidelity VIP Growth Portfolio Initial Class	7,355	10,180	5,925	13,337
Fidelity VIP Growth Portfolio Service Class 2	268,172	1,180,070	(610,539)	434,365
Fidelity VIP Mid Cap Portfolio Service Class 2	4,209,382	4,606,866	(5,090,947)	(975,096)
Fidelity VIP Strategic Income Portfolio Service Class 2	120	110	(2,616)	(1,267)
First Trust Multi Income Allocation Portfolio Class I	—	1	(888)	214
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	8,159	8,038	(24,367)	(8,160)
Franklin Founding Funds Allocation VIP Fund Class 4	677	556	(42,981)	(34,833)
Franklin Income VIP Fund Class 2	—	83,708	(3,830,282)	(2,803,123)
Franklin Income VIP Fund Class 4	—	(23,516)	(43,140)	(50,556)
Franklin Mutual Shares VIP Fund Class 2	1,292,470	1,878,174	(3,342,683)	(1,177,440)
Franklin Mutual Shares VIP Fund Class 4	28,865	29,236	(76,706)	(38,453)
Franklin Rising Dividends VIP Fund Class 4	25,643	25,093	(37,733)	(11,794)
Franklin Small Cap Value VIP Fund Class 4	5,117	5,462	(7,930)	(2,726)
Franklin Small-Mid Cap Growth VIP Fund Class 4	6,284	4,006	(7,034)	(3,566)
Goldman Sachs VIT Large Cap Value Fund Service Class	182,878	194,135	(281,201)	(83,940)
Goldman Sachs VIT Money Market Fund Service Class	—	—	—	(5,056)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class	241	(30)	(10,693)	(9,207)
Goldman Sachs VIT Strategic Income Fund Advisor Class	—	(23)	(2,043)	(1,423)
Guggenheim Long Short Equity Fund	—	231	224	(1,541)
Guggenheim Multi-Hedge Strategies Fund	—	40	226	2
Hartford Capital Appreciation HLS Fund Class IC	21,051	20,862	(23,772)	(2,932)
Huntington VA Dividend Capture Fund	—	3,717	(5,826)	(1,311)
Invesco V.I. American Franchise Fund Series I	614	11,283	(4,960)	4,134
Invesco V.I. American Franchise Fund Series II	117	620	392	646
Invesco V.I. Balanced-Risk Allocation Fund Series II	26,082	783	(25,097)	(15,969)
Invesco V.I. Comstock Fund Series II	140	120	(4,390)	(3,749)
Invesco V.I. Core Equity Fund Series I	17,397	27,602	(38,973)	(11,959)
Invesco V.I. Core Equity Fund Series II	95	356	(428)	(77)
Invesco V.I. Diversified Dividend Fund Series II	—	(12)	(1,372)	(860)
Invesco V.I. Equally-Weighted S&P 500 Fund Series II	85,322	84,968	(110,676)	(23,506)
Invesco V.I. Equity and Income Fund Series II	41,154	40,942	(68,264)	(19,490)
Invesco V.I. International Growth Fund Series I	—	6,255	(8,039)	(1,774)
Invesco V.I. International Growth Fund Series II	—	(1,440)	(49,875)	(49,917)
Ivy Funds VIP Asset Strategy Portfolio Class A	52,740	49,182	(87,688)	(41,588)
Ivy Funds VIP Energy Portfolio Class A	19	18	(2,939)	(2,996)
Ivy Funds VIP High Income Portfolio Class A	838	(97)	(14,269)	(10,461)
Ivy Funds VIP Micro Cap Growth Portfolio Class A	810	68	(530)	(522)
Ivy Funds VIP Mid Cap Growth Portfolio Class A	7,087	7,043	(17,587)	(11,573)
Ivy Funds VIP Science and Technology Portfolio Class A	4,074	3,816	(7,939)	(5,134)
Janus Aspen Balanced Portfolio Service Shares	23,776	49,929	(55,219)	(7,165)
Janus Aspen Enterprise Portfolio Service Shares	50,855	92,822	(81,247)	6,869
Janus Aspen Global Research Portfolio Service Shares	—	177	(736)	(686)
JPMIT Global Allocation Portfolio Class 2	279	(761)	(1,714)	(1,681)
JPMIT Income Builder Portfolio Class 2	—	—	(30)	6
JPMIT Intrepid Mid Cap Portfolio Class 2	8,515	8,052	(21,446)	(14,272)
LVIP American Balanced Allocation Fund Standard Class	215	213	(739)	(357)
LVIP American Balanced Allocation Fund Service Class	28,206	13,649	(75,846)	(40,791)
LVIP American Century VP Mid Cap Value Managed Volatility Fund Service Class	—	15,690	(588,188)	(543,807)
LVIP American Global Balanced Allocation Managed Risk Fund Standard Class	—	—	(305)	(90)
LVIP American Global Balanced Allocation Managed Risk Fund Service Class	20,377	19,818	(150,015)	(89,188)
LVIP American Global Growth Allocation Managed Risk Fund Service Class	18,207	(31,031)	(586,665)	(437,086)

Lincoln New York Account N for Variable Annuities

Statements of operations (continued)

Year Ended December 31, 2015

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP American Global Growth Fund Service Class II	$67,562	$(67,398)	$164	$216,240
LVIP American Global Small Capitalization Fund Service Class II	6,667	(51,633)	(44,966)	143,906
LVIP American Growth Allocation Fund Service Class	5,969	(2,099)	3,870	(11)
LVIP American Growth Fund Service Class II	35,334	(219,874)	(184,540)	556,732
LVIP American Growth-Income Fund Service Class II	169,571	(206,870)	(37,299)	391,082
LVIP American Income Allocation Fund Standard Class	1,777	(101)	1,676	325
LVIP American International Fund Service Class II	93,801	(113,774)	(19,973)	92,757
LVIP American Preservation Fund Service Class	885	(324)	561	(18)
LVIP AQR Enhanced Global Strategies Fund Service Class	465	(202)	263	(7)
LVIP Baron Growth Opportunities Fund Service Class	—	(187,742)	(187,742)	550,882
LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class	21	(5)	16	(1)
LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class	215,351	(218,277)	(2,926)	(141,754)
LVIP BlackRock Equity Dividend Managed Volatility Fund Service Class	623,209	(589,105)	34,104	107,083
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Service Class	522,205	(1,042,650)	(520,445)	(243,936)
LVIP BlackRock Inflation Protected Bond Fund Standard Class	161	(66)	95	(1)
LVIP BlackRock Inflation Protected Bond Fund Service Class	605,143	(831,058)	(225,915)	(559,020)
LVIP BlackRock Multi-Asset Income Fund Service Class	7,184	(3,873)	3,311	(3,521)
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Service Class	2,226	(10,045)	(7,819)	(9,911)
LVIP Clarion Global Real Estate Fund Service Class	208,178	(120,494)	87,684	327,477
LVIP ClearBridge Large Cap Managed Volatility Fund Service Class	23,906	(17,104)	6,802	(5,233)
LVIP ClearBridge Variable Appreciation Managed Volatility Fund Standard Class	49	(22)	27	(5)
LVIP ClearBridge Variable Appreciation Managed Volatility Fund Service Class	69,274	(111,316)	(42,042)	(5,198)
LVIP Delaware Bond Fund Standard Class	141,401	(99,692)	41,709	40,687
LVIP Delaware Bond Fund Service Class	2,330,194	(1,639,430)	690,764	85,800
LVIP Delaware Diversified Floating Rate Fund Standard Class	553	(104)	449	(1)
LVIP Delaware Diversified Floating Rate Fund Service Class	533,815	(647,201)	(113,386)	(101,292)
LVIP Delaware Foundation Aggressive Allocation Fund Standard Class	2,785	(3,135)	(350)	30,689
LVIP Delaware Foundation Aggressive Allocation Fund Service Class	28,239	(32,830)	(4,591)	64,559
LVIP Delaware Social Awareness Fund Standard Class	7,379	(7,464)	(85)	24,082
LVIP Delaware Social Awareness Fund Service Class	44,819	(66,674)	(21,855)	148,155
LVIP Delaware Special Opportunities Fund Service Class	24,711	(53,882)	(29,171)	93,187
LVIP Dimensional International Core Equity Managed Volatility Fund Service Class	85,853	(181,151)	(95,298)	(294,376)
LVIP Dimensional International Core Equity Fund Service Class	899	(583)	316	774
LVIP Dimensional U.S. Core Equity 1 Fund Service Class	21,451	(26,760)	(5,309)	112,496
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Service Class	214,170	(330,511)	(116,341)	271,185
LVIP Dimensional U.S. Core Equity 2 Fund Service Class	1,432	(830)	602	(1,377)
LVIP Dimensional/Vanguard Total Bond Fund Standard Class	67	(22)	45	(1)
LVIP Dimensional/Vanguard Total Bond Fund Service Class	438,948	(464,094)	(25,146)	40,766
LVIP Franklin Mutual Shares VIP Managed Volatility Fund Standard Class	333	(43)	290	(4)
LVIP Franklin Mutual Shares VIP Managed Volatility Fund Service Class	323,164	(159,502)	163,662	(77,899)
LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class	100	(50)	50	(2)
LVIP Global Conservative Allocation Managed Risk Fund Standard Class	4,165	(3,468)	697	(437)
LVIP Global Conservative Allocation Managed Risk Fund Service Class	1,811,257	(1,674,049)	137,208	946,940
LVIP Global Growth Allocation Managed Risk Fund Standard Class	135	(8)	127	—
LVIP Global Growth Allocation Managed Risk Fund Service Class	7,660,521	(6,884,049)	776,472	1,946,991
LVIP Global Income Fund Service Class	897,055	(518,803)	378,252	(160,636)
LVIP Global Moderate Allocation Managed Risk Fund Service Class	7,451,642	(6,623,041)	828,601	2,654,372
LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class	127,252	(73,567)	53,685	(6,874)
LVIP Invesco V.I. Comstock Managed Volatility Fund Standard Class	77	(22)	55	(2)
LVIP Invesco V.I. Comstock Managed Volatility Fund Service Class	95,902	(90,277)	5,625	(26,938)
LVIP Ivy Mid Cap Growth Managed Volatility Fund Service Class	—	(303,927)	(303,927)	87,238
LVIP JPMorgan High Yield Fund Service Class	381,451	(124,943)	256,508	(10,307)
LVIP JPMorgan Mid Cap Value Managed Volatility Fund Standard Class	148	(93)	55	—
LVIP JPMorgan Mid Cap Value Managed Volatility Fund Service Class	151,554	(402,729)	(251,175)	388,290
LVIP Managed Risk Profile 2010 Fund Service Class	5,606	(6,461)	(855)	35,172
LVIP Managed Risk Profile 2020 Fund Service Class	4,494	(5,278)	(784)	6,977
LVIP Managed Risk Profile 2030 Fund Service Class	5,136	(5,540)	(404)	1,496

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP American Global Growth Fund Service Class II	$312,990	$529,230	$(367,387)	$162,007
LVIP American Global Small Capitalization Fund Service Class II	12,739	156,645	(138,910)	(27,231)
LVIP American Growth Allocation Fund Service Class	8,106	8,095	(18,281)	(6,316)
LVIP American Growth Fund Service Class II	560,404	1,117,136	(347,498)	585,098
LVIP American Growth-Income Fund Service Class II	493,312	884,394	(900,700)	(53,605)
LVIP American Income Allocation Fund Standard Class	—	325	(2,431)	(430)
LVIP American International Fund Service Class II	951	93,708	(546,904)	(473,169)
LVIP American Preservation Fund Service Class	—	(18)	(1,156)	(613)
LVIP AQR Enhanced Global Strategies Fund Service Class	—	(7)	(1,607)	(1,351)
LVIP Baron Growth Opportunities Fund Service Class	839,641	1,390,523	(1,872,238)	(669,457)
LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class	—	(1)	(367)	(352)
LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class	—	(141,754)	(2,349,307)	(2,493,987)
LVIP BlackRock Equity Dividend Managed Volatility Fund Service Class	—	107,083	(2,533,271)	(2,392,084)
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Service Class	3,004,284	2,760,348	(6,817,718)	(4,577,815)
LVIP BlackRock Inflation Protected Bond Fund Standard Class	—	(1)	(823)	(729)
LVIP BlackRock Inflation Protected Bond Fund Service Class	—	(559,020)	(1,635,514)	(2,420,449)
LVIP BlackRock Multi-Asset Income Fund Service Class	—	(3,521)	(13,776)	(13,986)
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Service Class	—	(9,911)	(98,741)	(116,471)
LVIP Clarion Global Real Estate Fund Service Class	—	327,477	(658,415)	(243,254)
LVIP ClearBridge Large Cap Managed Volatility Fund Service Class	—	(5,233)	(102,992)	(101,423)
LVIP ClearBridge Variable Appreciation Managed Volatility Fund Standard Class	24	19	(195)	(149)
LVIP ClearBridge Variable Appreciation Managed Volatility Fund Service Class	44,320	39,122	(396,222)	(399,142)
LVIP Delaware Bond Fund Standard Class	13,751	54,438	(168,524)	(72,377)
LVIP Delaware Bond Fund Service Class	260,117	345,917	(2,815,661)	(1,778,980)
LVIP Delaware Diversified Floating Rate Fund Standard Class	—	(1)	(725)	(277)
LVIP Delaware Diversified Floating Rate Fund Service Class	—	(101,292)	(822,136)	(1,036,814)
LVIP Delaware Foundation Aggressive Allocation Fund Standard Class	5,557	36,246	(32,125)	3,771
LVIP Delaware Foundation Aggressive Allocation Fund Service Class	67,351	131,910	(183,882)	(56,563)
LVIP Delaware Social Awareness Fund Standard Class	50,478	74,560	(84,237)	(9,762)
LVIP Delaware Social Awareness Fund Service Class	436,526	584,681	(652,496)	(89,670)
LVIP Delaware Special Opportunities Fund Service Class	208,000	301,187	(297,048)	(25,032)
LVIP Dimensional International Core Equity Managed Volatility Fund Service Class	—	(294,376)	(341,492)	(731,166)
LVIP Dimensional International Core Equity Fund Service Class	—	774	(2,433)	(1,343)
LVIP Dimensional U.S. Core Equity 1 Fund Service Class	177,226	289,722	(336,201)	(51,788)
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Service Class	—	271,185	(2,189,759)	(2,034,915)
LVIP Dimensional U.S. Core Equity 2 Fund Service Class	622	(755)	(4,067)	(4,220)
LVIP Dimensional/Vanguard Total Bond Fund Standard Class	1	—	(81)	(36)
LVIP Dimensional/Vanguard Total Bond Fund Service Class	9,793	50,559	(488,491)	(463,078)
LVIP Franklin Mutual Shares VIP Managed Volatility Fund Standard Class	—	(4)	(1,804)	(1,518)
LVIP Franklin Mutual Shares VIP Managed Volatility Fund Service Class	—	(77,899)	(1,283,365)	(1,197,602)
LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class	67	65	(724)	(609)
LVIP Global Conservative Allocation Managed Risk Fund Standard Class	2,632	2,195	(10,127)	(7,235)
LVIP Global Conservative Allocation Managed Risk Fund Service Class	1,253,876	2,200,816	(6,161,815)	(3,823,791)
LVIP Global Growth Allocation Managed Risk Fund Standard Class	—	—	(240)	(113)
LVIP Global Growth Allocation Managed Risk Fund Service Class	—	1,946,991	(27,540,445)	(24,816,982)
LVIP Global Income Fund Service Class	275,906	115,270	(1,709,191)	(1,215,669)
LVIP Global Moderate Allocation Managed Risk Fund Service Class	278,854	2,933,226	(26,537,239)	(22,775,412)
LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class	—	(6,874)	(459,307)	(412,496)
LVIP Invesco V.I. Comstock Managed Volatility Fund Standard Class	—	(2)	(395)	(342)
LVIP Invesco V.I. Comstock Managed Volatility Fund Service Class	—	(26,938)	(653,806)	(675,119)
LVIP Ivy Mid Cap Growth Managed Volatility Fund Service Class	242,858	330,096	(1,311,595)	(1,285,426)
LVIP JPMorgan High Yield Fund Service Class	41,385	31,078	(743,751)	(456,165)
LVIP JPMorgan Mid Cap Value Managed Volatility Fund Standard Class	—	—	(1,499)	(1,444)
LVIP JPMorgan Mid Cap Value Managed Volatility Fund Service Class	—	388,290	(2,685,536)	(2,548,421)
LVIP Managed Risk Profile 2010 Fund Service Class	17,955	53,127	(63,400)	(11,128)
LVIP Managed Risk Profile 2020 Fund Service Class	9,330	16,307	(27,657)	(12,134)
LVIP Managed Risk Profile 2030 Fund Service Class	19,638	21,134	(35,969)	(15,239)

Lincoln New York Account N for Variable Annuities

Statements of operations (continued)

Year Ended December 31, 2015

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
LVIP Managed Risk Profile 2040 Fund Service Class	$492	$(354)	$138	$24
LVIP MFS International Growth Fund Service Class	53,320	(88,061)	(34,741)	90,388
LVIP MFS International Growth Managed Volatility Fund Service Class	88,415	(167,584)	(79,169)	(28,721)
LVIP MFS Value Fund Service Class	312,488	(253,545)	58,943	1,006,838
LVIP Mondrian International Value Fund Standard Class	33,807	(20,050)	13,757	6,303
LVIP Mondrian International Value Fund Service Class	317,690	(194,877)	122,813	48,856
LVIP Money Market Fund Standard Class	362	(24,634)	(24,272)	—
LVIP Money Market Fund Service Class	2,780	(191,593)	(188,813)	—
LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class	19,564	(22,247)	(2,683)	(13,322)
LVIP PIMCO Low Duration Bond Fund Standard Class	13	(5)	8	—
LVIP PIMCO Low Duration Bond Fund Service Class	165,743	(165,269)	474	2,997
LVIP SSgA Bond Index Fund Standard Class	2,026	(1,173)	853	180
LVIP SSgA Bond Index Fund Service Class	973,071	(749,579)	223,492	157,843
LVIP SSgA Conservative Index Allocation Fund Service Class	96,050	(84,594)	11,456	63,243
LVIP SSgA Conservative Structured Allocation Fund Service Class	215,372	(167,855)	47,517	106,678
LVIP SSgA Developed International 150 Fund Service Class	184,842	(110,428)	74,414	105,633
LVIP SSgA Emerging Markets 100 Fund Standard Class	535	(40)	495	(7)
LVIP SSgA Emerging Markets 100 Fund Service Class	297,137	(125,914)	171,223	(222,732)
LVIP SSgA Global Tactical Allocation Managed Volatility Fund Service Class	2,110,129	(1,252,870)	857,259	337,524
LVIP SSgA International Index Fund Service Class	256,790	(202,398)	54,392	289,834
LVIP SSgA International Managed Volatility Fund Service Class	97,167	(49,037)	48,130	(54,898)
LVIP SSgA Large Cap 100 Fund Service Class	332,067	(240,859)	91,208	933,028
LVIP SSgA Large Cap Managed Volatility Fund Service Class	203,678	(176,926)	26,752	14,134
LVIP SSgA Moderate Index Allocation Fund Service Class	290,391	(283,968)	6,423	168,489
LVIP SSgA Moderate Structured Allocation Fund Service Class	1,416,109	(921,108)	495,001	1,016,549
LVIP SSgA Moderately Aggressive Index Allocation Fund Service Class	180,805	(182,310)	(1,505)	184,567
LVIP SSgA Moderately Aggressive Structured Allocation Fund Service Class	636,127	(419,459)	216,668	546,771
LVIP SSgA S&P 500 Index Fund Standard Class	29,651	(27,568)	2,083	67,771
LVIP SSgA S&P 500 Index Fund Service Class	703,822	(689,874)	13,948	2,198,485
LVIP SSgA Small-Cap Index Fund Standard Class	9	(5)	4	—
LVIP SSgA Small-Cap Index Fund Service Class	91,677	(233,768)	(142,091)	558,807
LVIP SSgA Small-Cap Managed Volatility Fund Standard Class	64	(39)	25	—
LVIP SSgA Small-Cap Managed Volatility Fund Service Class	92,441	(221,478)	(129,037)	(30,215)
LVIP SSgA Small-Mid Cap 200 Fund Standard Class	617	(253)	364	(24)
LVIP SSgA Small-Mid Cap 200 Fund Service Class	108,633	(79,153)	29,480	110,001
LVIP T. Rowe Price Growth Stock Fund Service Class	—	(222,515)	(222,515)	868,487
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class	175	(1,686)	(1,511)	14,637
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class	—	(106,666)	(106,666)	366,646
LVIP Templeton Growth Managed Volatility Fund Service Class	625,664	(780,761)	(155,097)	(122,370)
LVIP U.S. Growth Allocation Managed Risk Fund Service Class	152,434	(63,271)	89,163	(29,600)
LVIP UBS Large Cap Growth Managed Volatility Fund Standard Class	—	(2,515)	(2,515)	5,645
LVIP UBS Large Cap Growth Managed Volatility Fund Service Class	—	(288,326)	(288,326)	297,372
LVIP Vanguard Domestic Equity ETF Fund Standard Class	32	(7)	25	—
LVIP Vanguard Domestic Equity ETF Fund Service Class	92,828	(107,936)	(15,108)	292,355
LVIP Vanguard International Equity ETF Fund Service Class	80,923	(63,610)	17,313	126
LVIP VIP Contrafund Managed Volatility Portfolio Standard Class	69	(22)	47	(2)
LVIP VIP Contrafund Managed Volatility Portfolio Service Class	414,898	(471,924)	(57,026)	52,287
LVIP VIP Mid Cap Managed Volatility Portfolio Service Class	12,995	(54,131)	(41,136)	(9,328)
LVIP Wellington Capital Growth Fund Service Class	—	(43,860)	(43,860)	211,218
LVIP Wellington Mid-Cap Value Fund Service Class	9,677	(92,224)	(82,547)	432,274
Lord Abbett Series Fund Bond Debenture Portfolio Class VC	8,829	(1,473)	7,356	(334)
Lord Abbett Series Fund Developing Growth Portfolio Class VC	—	(562)	(562)	102
Lord Abbett Series Fund Fundamental Equity Portfolio Class VC	898	(719)	179	197
Lord Abbett Series Fund Short Duration Income Portfolio Class VC	7,669	(1,437)	6,232	(78)
MFS VIT Core Equity Series Service Class	311	(206)	105	19,780
MFS VIT Growth Series Initial Class	103	(1,070)	(967)	23,711
MFS VIT Growth Series Service Class	—	(19,521)	(19,521)	77,354

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
LVIP Managed Risk Profile 2040 Fund Service Class	$2,161	$2,185	$(4,684)	$(2,361)
LVIP MFS International Growth Fund Service Class	—	90,388	(116,447)	(60,800)
LVIP MFS International Growth Managed Volatility Fund Service Class	—	(28,721)	(284,165)	(392,055)
LVIP MFS Value Fund Service Class	419,110	1,425,948	(1,862,281)	(377,390)
LVIP Mondrian International Value Fund Standard Class	—	6,303	(76,818)	(56,758)
LVIP Mondrian International Value Fund Service Class	—	48,856	(810,069)	(638,400)
LVIP Money Market Fund Standard Class	—	—	—	(24,272)
LVIP Money Market Fund Service Class	—	—	—	(188,813)
LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class	1,275	(12,047)	(142,453)	(157,183)
LVIP PIMCO Low Duration Bond Fund Standard Class	3	3	(12)	(1)
LVIP PIMCO Low Duration Bond Fund Service Class	48,369	51,366	(149,427)	(97,587)
LVIP SSgA Bond Index Fund Standard Class	—	180	(2,403)	(1,370)
LVIP SSgA Bond Index Fund Service Class	—	157,843	(1,135,616)	(754,281)
LVIP SSgA Conservative Index Allocation Fund Service Class	7,921	71,164	(227,131)	(144,511)
LVIP SSgA Conservative Structured Allocation Fund Service Class	63,039	169,717	(494,442)	(277,208)
LVIP SSgA Developed International 150 Fund Service Class	540,092	645,725	(1,127,449)	(407,310)
LVIP SSgA Emerging Markets 100 Fund Standard Class	—	(7)	(3,296)	(2,808)
LVIP SSgA Emerging Markets 100 Fund Service Class	—	(222,732)	(1,298,584)	(1,350,093)
LVIP SSgA Global Tactical Allocation Managed Volatility Fund Service Class	—	337,524	(7,698,714)	(6,503,931)
LVIP SSgA International Index Fund Service Class	—	289,834	(634,812)	(290,586)
LVIP SSgA International Managed Volatility Fund Service Class	—	(54,898)	(277,140)	(283,908)
LVIP SSgA Large Cap 100 Fund Service Class	1,715,586	2,648,614	(3,656,678)	(916,856)
LVIP SSgA Large Cap Managed Volatility Fund Service Class	—	14,134	(821,054)	(780,168)
LVIP SSgA Moderate Index Allocation Fund Service Class	36,860	205,349	(823,329)	(611,557)
LVIP SSgA Moderate Structured Allocation Fund Service Class	384,533	1,401,082	(4,290,030)	(2,393,947)
LVIP SSgA Moderately Aggressive Index Allocation Fund Service Class	21,701	206,268	(633,451)	(428,688)
LVIP SSgA Moderately Aggressive Structured Allocation Fund Service Class	102,803	649,574	(2,096,173)	(1,229,931)
LVIP SSgA S&P 500 Index Fund Standard Class	14,696	82,467	(94,444)	(9,894)
LVIP SSgA S&P 500 Index Fund Service Class	391,976	2,590,461	(2,885,359)	(280,950)
LVIP SSgA Small-Cap Index Fund Standard Class	30	30	(120)	(86)
LVIP SSgA Small-Cap Index Fund Service Class	408,089	966,896	(1,687,364)	(862,559)
LVIP SSgA Small-Cap Managed Volatility Fund Standard Class	—	—	(801)	(776)
LVIP SSgA Small-Cap Managed Volatility Fund Service Class	—	(30,215)	(1,465,673)	(1,624,925)
LVIP SSgA Small-Mid Cap 200 Fund Standard Class	3,145	3,121	(5,668)	(2,183)
LVIP SSgA Small-Mid Cap 200 Fund Service Class	608,855	718,856	(1,174,114)	(425,778)
LVIP T. Rowe Price Growth Stock Fund Service Class	500,510	1,368,997	(101,320)	1,045,162
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class	5,245	19,882	(16,578)	1,793
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class	414,842	781,488	(673,412)	1,410
LVIP Templeton Growth Managed Volatility Fund Service Class	—	(122,370)	(4,969,635)	(5,247,102)
LVIP U.S. Growth Allocation Managed Risk Fund Service Class	26,204	(3,396)	(383,254)	(297,487)
LVIP UBS Large Cap Growth Managed Volatility Fund Standard Class	—	5,645	(3,550)	(420)
LVIP UBS Large Cap Growth Managed Volatility Fund Service Class	—	297,372	(118,585)	(109,539)
LVIP Vanguard Domestic Equity ETF Fund Standard Class	2	2	(95)	(68)
LVIP Vanguard Domestic Equity ETF Fund Service Class	7,816	300,171	(432,789)	(147,726)
LVIP Vanguard International Equity ETF Fund Service Class	—	126	(255,965)	(238,526)
LVIP VIP Contrafund Managed Volatility Portfolio Standard Class	—	(2)	(281)	(236)
LVIP VIP Contrafund Managed Volatility Portfolio Service Class	—	52,287	(2,073,932)	(2,078,671)
LVIP VIP Mid Cap Managed Volatility Portfolio Service Class	—	(9,328)	(273,196)	(323,660)
LVIP Wellington Capital Growth Fund Service Class	564,832	776,050	(477,258)	254,932
LVIP Wellington Mid-Cap Value Fund Service Class	—	432,274	(515,470)	(165,743)
Lord Abbett Series Fund Bond Debenture Portfolio Class VC	958	624	(16,405)	(8,425)
Lord Abbett Series Fund Developing Growth Portfolio Class VC	688	790	(14,282)	(14,054)
Lord Abbett Series Fund Fundamental Equity Portfolio Class VC	6,332	6,529	(10,093)	(3,385)
Lord Abbett Series Fund Short Duration Income Portfolio Class VC	—	(78)	(9,604)	(3,450)
MFS VIT Core Equity Series Service Class	2,472	22,252	(21,415)	942
MFS VIT Growth Series Initial Class	3,595	27,306	(20,790)	5,549
MFS VIT Growth Series Service Class	71,092	148,446	(64,652)	64,273

Lincoln New York Account N for Variable Annuities

Statements of operations (continued)

Year Ended December 31, 2015

Subaccount	Dividends from Investment Income	Mortality and Expense Guarantee Charges	Net Investment Income (Loss)	Net Realized Gain (Loss) on Investments
MFS VIT Total Return Series Initial Class	$9,949	$(5,415)	$4,534	$14,969
MFS VIT Utilities Series Initial Class	16,218	(5,462)	10,756	9,453
MFS VIT Utilities Series Service Class	545,204	(224,725)	320,479	235,455
MFS VIT II Core Equity Portfolio Service Class	207	(920)	(713)	(149)
MFS VIT II International Value Series Service Class	8,615	(5,872)	2,743	27,104
NB AMT Mid Cap Intrinsic Value Portfolio I Class	23,673	(51,930)	(28,257)	138,578
Oppenheimer Global Fund/VA Service Shares	2,647	(2,136)	511	11,052
Oppenheimer International Growth Fund/VA Service Shares	1,044	(1,397)	(353)	(167)
Oppenheimer Main Street Small Cap Fund/VA Service Shares	211	(404)	(193)	(852)
PIMCO VIT All Asset All Authority Portfolio Advisor Class	4,132	(1,778)	2,354	(7,693)
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class	141,545	(50,163)	91,382	(322,080)
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class	3,468	(825)	2,643	(9,820)
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	12,590	(4,458)	8,132	893
Putnam VT Absolute Return 500 Fund Class IB	4	(100)	(96)	(1)
Putnam VT Global Health Care Fund Class IB	—	(5,677)	(5,677)	3,628
Putnam VT Growth & Income Fund Class IB	368	(496)	(128)	789
Putnam VT Income Fund Class IB	—	(459)	(459)	2
Templeton Foreign VIP Fund Class 4	1,086	(377)	709	(14)
Templeton Global Bond VIP Fund Class 2	788,881	(175,197)	613,684	(121,112)
Templeton Global Bond VIP Fund Class 4	6,533	(1,792)	4,741	(685)
Templeton Growth VIP Fund Class 2	67,564	(44,297)	23,267	43,954
Transparent Value Directional Allocation VI Portfolio Class II	—	(637)	(637)	(34)
UIF Global Infrastructure Portfolio Class II	907	(531)	376	(195)
Van Eck VIP Global Hard Assets Fund Class S	3	(203)	(200)	(121)
Virtus VIT Equity Trend Series Class A	—	(173)	(173)	(1,071)
Virtus VIT Multi-Sector Fixed Income Series Class A	4,384	(817)	3,567	(1,072)

See accompanying notes.

Subaccount	Dividends from Net Realized Gain on Investments	Total Net Realized Gain (Loss) on Investments	Net Change in Unrealized Appreciation or Depreciation on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations
MFS VIT Total Return Series Initial Class	$14,153	$29,122	$(40,289)	$(6,633)
MFS VIT Utilities Series Initial Class	26,783	36,236	(109,690)	(62,698)
MFS VIT Utilities Series Service Class	956,894	1,192,349	(3,778,650)	(2,265,822)
MFS VIT II Core Equity Portfolio Service Class	5,194	5,045	(7,552)	(3,220)
MFS VIT II International Value Series Service Class	4,930	32,034	(17,360)	17,417
NB AMT Mid Cap Intrinsic Value Portfolio I Class	70,544	209,122	(463,711)	(282,846)
Oppenheimer Global Fund/VA Service Shares	16,309	27,361	(18,470)	9,402
Oppenheimer International Growth Fund/VA Service Shares	7,885	7,718	(11,004)	(3,639)
Oppenheimer Main Street Small Cap Fund/VA Service Shares	4,887	4,035	(8,181)	(4,339)
PIMCO VIT All Asset All Authority Portfolio Advisor Class	305	(7,388)	(15,532)	(20,566)
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class	—	(322,080)	(791,331)	(1,022,029)
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class	106	(9,714)	3,808	(3,263)
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	96	989	(20,558)	(11,437)
Putnam VT Absolute Return 500 Fund Class IB	126	125	(256)	(227)
Putnam VT Global Health Care Fund Class IB	21,378	25,006	(12,662)	6,667
Putnam VT Growth & Income Fund Class IB	—	789	(2,843)	(2,182)
Putnam VT Income Fund Class IB	—	2	(2,297)	(2,754)
Templeton Foreign VIP Fund Class 4	1,137	1,123	(4,304)	(2,472)
Templeton Global Bond VIP Fund Class 2	51,237	(69,875)	(1,142,529)	(598,720)
Templeton Global Bond VIP Fund Class 4	431	(254)	(18,249)	(13,762)
Templeton Growth VIP Fund Class 2	—	43,954	(267,133)	(199,912)
Transparent Value Directional Allocation VI Portfolio Class II	—	(34)	(2,240)	(2,911)
UIF Global Infrastructure Portfolio Class II	6,003	5,808	(17,167)	(10,983)
Van Eck VIP Global Hard Assets Fund Class S	—	(121)	(9,256)	(9,577)
Virtus VIT Equity Trend Series Class A	—	(1,071)	(626)	(1,870)
Virtus VIT Multi-Sector Fixed Income Series Class A	—	(1,072)	(6,652)	(4,157)

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets

Years Ended December 31, 2014 and 2015

	AB VPS Global Thematic Growth Portfolio Class B Subaccount	AB VPS Large Cap Growth Portfolio Class B Subaccount	AB VPS Small/Mid Cap Value Portfolio Class B Subaccount	Alps|Alerian Energy Infrastructure Portfolio Class III Subaccount	Alps|Red Rocks Listed Private Property Equity Portfolio Class III Subaccount	Alps|Stadion Tactical Defensive Portfolio Class III Subaccount	Alps|Stadion Tactical Growth Portfolio Class III Subaccount
NET ASSETS AT JANUARY 1, 2014	$1,833,989	$558,067	$11,361,231	$—	$—	$—	$—
Changes From Operations:
• Net investment income (loss)	(33,889)	(7,316)	(131,254)	(29)	—	(24)	—
• Net realized gain (loss) on investments	54,855	79,157	1,820,719	159	—	—	—
• Net change in unrealized appreciation or depreciation on investments	44,581	(18,996)	(932,183)	(1,262)	—	36	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	65,547	52,845	757,282	(1,132)	—	12	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	260,223	602	434,661	27,346	—	17,342	—
• Contract withdrawals and transfers to annuity reserves	(97,615)	(149,293)	(1,300,165)	—	—	—	—
• Contract transfers	(22,497)	(9,755)	(561,477)	—	—	—	—
	140,111	(158,446)	(1,426,981)	27,346	—	17,342	—
Annuity Reserves:
• Annuity Payments	—	—	(321)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	(1)	—	—	—	—
	—	—	(322)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	140,111	(158,446)	(1,427,303)	27,346	—	17,342	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	205,658	(105,601)	(670,021)	26,214	—	17,354	—
NET ASSETS AT DECEMBER 31, 2014	2,039,647	452,466	10,691,210	26,214	—	17,354	—
Changes From Operations:
• Net investment income (loss)	(34,084)	(7,352)	(116,414)	(707)	(4)	(306)	(6)
• Net realized gain (loss) on investments	107,113	76,421	1,844,756	(2,592)	8	(13)	—
• Net change in unrealized appreciation or depreciation on investments	(34,604)	(28,049)	(2,414,280)	(47,606)	52	(3,140)	(39)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	38,425	41,020	(685,938)	(50,905)	56	(3,459)	(45)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	154,737	559	308,768	125,018	19,008	4,334	—
• Contract withdrawals and transfers to annuity reserves	(375,175)	(32,241)	(1,267,940)	(4,417)	—	(8)	—
• Contract transfers	(2,062)	(24,314)	(96,393)	(2,022)	1,172	15,069	12,506
	(222,500)	(55,996)	(1,055,565)	118,579	20,180	19,395	12,506
Annuity Reserves:
• Annuity Payments	—	—	(342)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	(342)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(222,500)	(55,996)	(1,055,907)	118,579	20,180	19,395	12,506
TOTAL INCREASE (DECREASE) IN NET ASSETS	(184,075)	(14,976)	(1,741,845)	67,674	20,236	15,936	12,461
NET ASSETS AT DECEMBER 31, 2015	$1,855,572	$437,490	$8,949,365	$93,888	$20,236	$33,290	$12,461

See accompanying notes.

	American Funds Asset Allocation Fund Class 4 Subaccount	American Funds Blue Chip Income and Growth Fund Class 1 Subaccount	American Funds Blue Chip Income and Growth Fund Class 4 Subaccount	American Funds Bond Fund Class 1 Subaccount	American Funds Capital Income Builder Fund Class 1 Subaccount	American Funds Capital Income Builder Fund Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$—	$—	$—	$—	$—
Changes From Operations:
• Net investment income (loss)	375	—	179	354	—	1,202
• Net realized gain (loss) on investments	—	—	1	—	—	197
• Net change in unrealized appreciation or depreciation on investments	(513)	—	(1,194)	(275)	—	(5,766)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(138)	—	(1,014)	79	—	(4,367)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	30,019	—	167,499	20,606	—	162,974
• Contract withdrawals and transfers to annuity reserves	—	—	—	—	—	—
• Contract transfers	—	—	—	87	—	—
	30,019	—	167,499	20,693	—	162,974
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	30,019	—	167,499	20,693	—	162,974
TOTAL INCREASE (DECREASE) IN NET ASSETS	29,881	—	166,485	20,772	—	158,607
NET ASSETS AT DECEMBER 31, 2014	29,881	—	166,485	20,772	—	158,607
Changes From Operations:
• Net investment income (loss)	17,155	805	4,451	299	204	9,465
• Net realized gain (loss) on investments	52,460	8,491	31,895	413	(2)	6,776
• Net change in unrealized appreciation or depreciation on investments	(82,942)	(14,959)	(55,406)	(782)	(1,108)	(37,152)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(13,327)	(5,663)	(19,060)	(70)	(906)	(20,911)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,569,774	106,879	303,736	2,801	21,329	696,493
• Contract withdrawals and transfers to annuity reserves	(63)	(5,126)	(380)	—	—	(20,324)
• Contract transfers	125,669	1,210	2,163	(505)	—	24,405
	1,695,380	102,963	305,519	2,296	21,329	700,574
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,695,380	102,963	305,519	2,296	21,329	700,574
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,682,053	97,300	286,459	2,226	20,423	679,663
NET ASSETS AT DECEMBER 31, 2015	$1,711,934	$97,300	$452,944	$22,998	$20,423	$838,270

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	American Funds Global Bond Fund Class 1 Subaccount	American Funds Global Growth Fund Class 2 Subaccount	American Funds Global Growth Fund Class 4 Subaccount	American Funds Global Growth and Income Fund Class 1 Subaccount	American Funds Global Small Capitalization Fund Class 1 Subaccount	American Funds Global Small Capitalization Fund Class 2 Subaccount	American Funds Global Small Capitalization Fund Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$15,237,911	$—	$—	$—	$12,580,733	$—
Changes From Operations:
• Net investment income (loss)	82	(77,366)	230	1,135	2	(170,578)	(3)
• Net realized gain (loss) on investments	20	2,078,992	(1)	—	9	711,540	—
• Net change in unrealized appreciation or depreciation on investments	(274)	(1,916,033)	(816)	(821)	27	(438,608)	34
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(172)	85,593	(587)	314	38	102,354	31
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	6,561	152,578	31,707	36,061	3,281	174,465	3,455
• Contract withdrawals and transfers to annuity reserves	—	(1,477,791)	—	—	(2)	(1,522,008)	—
• Contract transfers	—	(163,114)	718	(70)	—	(505,056)	—
	6,561	(1,488,327)	32,425	35,991	3,279	(1,852,599)	3,455
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(539)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	(2)	—
	—	—	—	—	—	(541)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	6,561	(1,488,327)	32,425	35,991	3,279	(1,853,140)	3,455
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,389	(1,402,734)	31,838	36,305	3,317	(1,750,786)	3,486
NET ASSETS AT DECEMBER 31, 2014	6,389	13,835,177	31,838	36,305	3,317	10,829,947	3,486
Changes From Operations:
• Net investment income (loss)	(74)	(94,199)	1,094	710	(35)	(164,852)	(1,046)
• Net realized gain (loss) on investments	369	1,853,014	8,252	26	407	1,261,654	2,631
• Net change in unrealized appreciation or depreciation on investments	(883)	(1,058,389)	(11,873)	(1,662)	(595)	(1,136,031)	(16,638)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(588)	700,426	(2,527)	(926)	(223)	(39,229)	(15,053)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	12,002	454,692	160,043	9,222	3,840	47,313	133,590
• Contract withdrawals and transfers to annuity reserves	(34)	(2,030,555)	(5)	(34)	—	(961,000)	—
• Contract transfers	(88)	648,875	158,830	(341)	—	(476,893)	68,041
	11,880	(926,988)	318,868	8,847	3,840	(1,390,580)	201,631
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(596)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	1	—
	—	—	—	—	—	(595)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	11,880	(926,988)	318,868	8,847	3,840	(1,391,175)	201,631
TOTAL INCREASE (DECREASE) IN NET ASSETS	11,292	(226,562)	316,341	7,921	3,617	(1,430,404)	186,578
NET ASSETS AT DECEMBER 31, 2015	$17,681	$13,608,615	$348,179	$44,226	$6,934	$9,399,543	$190,064

See accompanying notes.

	American Funds Growth Fund Class 1 Subaccount	American Funds Growth Fund Class 2 Subaccount	American Funds Growth Fund Class 4 Subaccount	American Funds Growth- Income Fund Class 1 Subaccount	American Funds Growth- Income Fund Class 2 Subaccount	American Funds Growth- Income Fund Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$77,802,219	$—	$—	$75,688,415	$—
Changes From Operations:
• Net investment income (loss)	80	(673,772)	724	188	(301,786)	2,529
• Net realized gain (loss) on investments	160	8,569,615	(1)	314	7,784,068	—
• Net change in unrealized appreciation or depreciation on investments	291	(3,326,919)	(589)	445	(1,385,140)	(1,963)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	531	4,568,924	134	947	6,097,142	566
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	9,022	535,282	272,097	17,225	705,446	346,081
• Contract withdrawals and transfers to annuity reserves	(3)	(11,539,737)	(2)	(7)	(9,952,876)	—
• Contract transfers	—	(3,788,513)	7,172	—	(2,766,716)	—
	9,019	(14,792,968)	279,267	17,218	(12,014,146)	346,081
Annuity Reserves:
• Annuity Payments	—	(2,584)	—	—	(1,503)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	324	—	—	221	—
	—	(2,260)	—	—	(1,282)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	9,019	(14,795,228)	279,267	17,218	(12,015,428)	346,081
TOTAL INCREASE (DECREASE) IN NET ASSETS	9,550	(10,226,304)	279,401	18,165	(5,918,286)	346,647
NET ASSETS AT DECEMBER 31, 2014	9,550	67,575,915	279,401	18,165	69,770,129	346,647
Changes From Operations:
• Net investment income (loss)	65	(729,544)	573	397	(264,536)	5,351
• Net realized gain (loss) on investments	3,137	16,338,321	116,600	7,896	12,275,458	161,760
• Net change in unrealized appreciation or depreciation on investments	(2,434)	(12,224,744)	(89,317)	(8,998)	(11,987,575)	(161,827)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	768	3,384,033	27,856	(705)	23,347	5,284
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	10,563	681,220	764,932	50,207	926,449	889,536
• Contract withdrawals and transfers to annuity reserves	—	(8,509,648)	(1,686)	(1,541)	(8,511,692)	(19,057)
• Contract transfers	—	(2,180,760)	133,086	(645)	(494,051)	48,620
	10,563	(10,009,188)	896,332	48,021	(8,079,294)	919,099
Annuity Reserves:
• Annuity Payments	—	(2,662)	—	—	(1,530)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	346	—	—	231	—
	—	(2,316)	—	—	(1,299)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	10,563	(10,011,504)	896,332	48,021	(8,080,593)	919,099
TOTAL INCREASE (DECREASE) IN NET ASSETS	11,331	(6,627,471)	924,188	47,316	(8,057,246)	924,383
NET ASSETS AT DECEMBER 31, 2015	$20,881	$60,948,444	$1,203,589	$65,481	$61,712,883	$1,271,030

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	American Funds High-Income Bond Fund Class 1 Subaccount	American Funds International Fund Class 1 Subaccount	American Funds International Fund Class 2 Subaccount	American Funds International Fund Class 4 Subaccount	American Funds International Growth and Income Fund Class 1 Subaccount	American Funds Managed Risk Asset Allocation Fund Class P1 Subaccount	American Funds Managed Risk Asset Allocation Fund Class P2 Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$—	$35,196,795	$—	$—	$—	$—
Changes From Operations:
• Net investment income (loss)	246	306	(100,986)	1,140	136	—	(254)
• Net realized gain (loss) on investments	1	—	1,097,940	(1)	21	—	6
• Net change in unrealized appreciation or depreciation on investments	(337)	(526)	(2,266,746)	(4,325)	(372)	—	1,925
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(90)	(220)	(1,269,792)	(3,186)	(215)	—	1,677
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	4,922	20,606	473,140	249,572	4,922	—	130,441
• Contract withdrawals and transfers to annuity reserves	—	—	(5,068,464)	—	(1)	—	(130)
• Contract transfers	—	(120)	(423,012)	3,586	—	—	14,961
	4,922	20,486	(5,018,336)	253,158	4,921	—	145,272
Annuity Reserves:
• Annuity Payments	—	—	(1,728)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	219	—	—	—	—
	—	—	(1,509)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	4,922	20,486	(5,019,845)	253,158	4,921	—	145,272
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,832	20,266	(6,289,637)	249,972	4,706	—	146,949
NET ASSETS AT DECEMBER 31, 2014	4,832	20,266	28,907,158	249,972	4,706	—	146,949
Changes From Operations:
• Net investment income (loss)	528	625	(51,573)	2,333	182	40	7,032
• Net realized gain (loss) on investments	—	3,482	2,094,960	19,506	154	—	34,786
• Net change in unrealized appreciation or depreciation on investments	(1,307)	(11,970)	(3,592,637)	(50,253)	(1,021)	(43)	(101,430)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(779)	(7,863)	(1,549,250)	(28,414)	(685)	(3)	(59,612)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	5,760	67,600	199,099	160,967	5,761	6,718	1,824,387
• Contract withdrawals and transfers to annuity reserves	—	(2,232)	(3,153,053)	(58)	—	—	(32,866)
• Contract transfers	—	2,748	424,370	183,637	—	—	1,591,914
	5,760	68,116	(2,529,584)	344,546	5,761	6,718	3,383,435
Annuity Reserves:
• Annuity Payments	—	—	(1,620)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	216	—	—	—	—
	—	—	(1,404)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,760	68,116	(2,530,988)	344,546	5,761	6,718	3,383,435
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,981	60,253	(4,080,238)	316,132	5,076	6,715	3,323,823
NET ASSETS AT DECEMBER 31, 2015	$9,813	$80,519	$24,826,920	$566,104	$9,782	$6,715	$3,470,772

See accompanying notes.

	American Funds Mortgage Fund Class 4 Subaccount	American Funds New World Fund Class 1 Subaccount	American Funds New World Fund Class 4 Subaccount	BlackRock Global Allocation V.I. Fund Class I Subaccount	BlackRock Global Allocation V.I. Fund Class III Subaccount	BlackRock iShares Alternative Strategies V.I. Fund Class III Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$—	$—	$—	$57,752,118	$—
Changes From Operations:
• Net investment income (loss)	38	75	348	—	318,770	—
• Net realized gain (loss) on investments	—	84	(2)	—	5,815,426	—
• Net change in unrealized appreciation or depreciation on investments	(60)	(616)	(2,755)	—	(6,026,085)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(22)	(457)	(2,409)	—	108,111	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	5,003	7,611	33,563	—	5,505,615	—
• Contract withdrawals and transfers to annuity reserves	—	(1)	—	—	(3,810,037)	—
• Contract transfers	—	20	20,809	—	(670,871)	—
	5,003	7,630	54,372	—	1,024,707	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,003	7,630	54,372	—	1,024,707	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,981	7,173	51,963	—	1,132,818	—
NET ASSETS AT DECEMBER 31, 2014	4,981	7,173	51,963	—	58,884,936	—
Changes From Operations:
• Net investment income (loss)	20	(53)	(1,116)	164	(375,585)	160
• Net realized gain (loss) on investments	63	1,092	11,401	1,076	3,359,143	—
• Net change in unrealized appreciation or depreciation on investments	(79)	(2,267)	(27,994)	(2,453)	(4,538,585)	(304)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	4	(1,228)	(17,709)	(1,213)	(1,555,027)	(144)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	20,234	16,934	278,076	21,398	4,926,183	2,503
• Contract withdrawals and transfers to annuity reserves	(2)	(688)	(616)	—	(4,637,088)	—
• Contract transfers	—	552	15,275	—	(468,232)	3,945
	20,232	16,798	292,735	21,398	(179,137)	6,448
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	20,232	16,798	292,735	21,398	(179,137)	6,448
TOTAL INCREASE (DECREASE) IN NET ASSETS	20,236	15,570	275,026	20,185	(1,734,164)	6,304
NET ASSETS AT DECEMBER 31, 2015	$25,217	$22,743	$326,989	$20,185	$57,150,772	$6,304

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	ClearBridge Variable Aggressive Growth Portfolio Class II Subaccount	ClearBridge Variable Mid Cap Core Portfolio Class II Subaccount	Delaware VIP Diversified Income Series Standard Class Subaccount	Delaware VIP Diversified Income Series Service Class Subaccount	Delaware VIP Emerging Markets Series Service Class Subaccount	Delaware VIP High Yield Series Standard Class Subaccount	Delaware VIP High Yield Series Service Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$—	$—	$58,071,063	$19,406,908	$826,165	$13,186,809
Changes From Operations:
• Net investment income (loss)	(70)	(2,102)	—	190,492	(235,927)	43,712	593,906
• Net realized gain (loss) on investments	2,274	45,109	2	94,436	448,928	28,612	414,902
• Net change in unrealized appreciation or depreciation on investments	(1,716)	(22,201)	71	1,633,081	(1,950,181)	(77,320)	(1,189,688)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	488	20,806	73	1,918,009	(1,737,180)	(4,996)	(180,880)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	43,765	483,798	13,120	13,352,592	754,061	153	141,161
• Contract withdrawals and transfers to annuity reserves	—	(2,656)	(1)	(5,010,612)	(1,737,950)	(193,497)	(1,984,033)
• Contract transfers	(106)	195,223	—	4,092,002	631,485	(60,151)	(546,369)
	43,659	676,365	13,119	12,433,982	(352,404)	(253,495)	(2,389,241)
Annuity Reserves:
• Annuity Payments	—	—	—	(3,187)	(979)	(444)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	458	142	34	—
	—	—	—	(2,729)	(837)	(410)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	43,659	676,365	13,119	12,431,253	(353,241)	(253,905)	(2,389,241)
TOTAL INCREASE (DECREASE) IN NET ASSETS	44,147	697,171	13,192	14,349,262	(2,090,421)	(258,901)	(2,570,121)
NET ASSETS AT DECEMBER 31, 2014	44,147	697,171	13,192	72,420,325	17,316,487	567,264	10,616,688
Changes From Operations:
• Net investment income (loss)	(910)	(9,725)	1,161	864,624	(172,993)	24,670	476,729
• Net realized gain (loss) on investments	14,363	57,274	533	626,799	133,174	7,095	(30,644)
• Net change in unrealized appreciation or depreciation on investments	(21,919)	(37,094)	(3,779)	(3,764,204)	(2,669,650)	(63,534)	(1,129,740)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(8,466)	10,455	(2,085)	(2,272,781)	(2,709,469)	(31,769)	(683,655)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	113,861	807,166	62,100	8,258,648	355,105	122	249,730
• Contract withdrawals and transfers to annuity reserves	(978)	(8,409)	(2,408)	(6,007,228)	(1,634,425)	(39,316)	(2,298,858)
• Contract transfers	1,722	(747,826)	(640)	1,133,853	1,194,173	(106,786)	(400,192)
	114,605	50,931	59,052	3,385,273	(85,147)	(145,980)	(2,449,320)
Annuity Reserves:
• Annuity Payments	—	—	—	(3,080)	(808)	(409)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	477	111	39	—
	—	—	—	(2,603)	(697)	(370)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	114,605	50,931	59,052	3,382,670	(85,844)	(146,350)	(2,449,320)
TOTAL INCREASE (DECREASE) IN NET ASSETS	106,139	61,386	56,967	1,109,889	(2,795,313)	(178,119)	(3,132,975)
NET ASSETS AT DECEMBER 31, 2015	$150,286	$758,557	$70,159	$73,530,214	$14,521,174	$389,145	$7,483,713
See accompanying notes.

	Delaware VIP Limited-Term Diversified Income Series Standard Class Subaccount	Delaware VIP Limited-Term Diversified Income Series Service Class Subaccount	Delaware VIP REIT Series Standard Class Subaccount	Delaware VIP REIT Series Service Class Subaccount	Delaware VIP Small Cap Value Series Standard Class Subaccount	Delaware VIP Small Cap Value Series Service Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$30,854,743	$720,354	$11,839,293	$878,504	$21,424,576
Changes From Operations:
• Net investment income (loss)	17	(93,198)	187	(72,821)	(6,363)	(278,065)
• Net realized gain (loss) on investments	—	(67,057)	32,485	401,061	139,656	2,642,584
• Net change in unrealized appreciation or depreciation on investments	(21)	68,153	144,965	2,720,817	(108,306)	(1,595,398)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(4)	(92,102)	177,637	3,049,057	24,987	769,121
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	10,301	9,594,006	165	477,633	23,194	728,655
• Contract withdrawals and transfers to annuity reserves	—	(2,744,908)	(190,638)	(1,378,500)	(76,441)	(2,164,905)
• Contract transfers	32	3,195,445	(55,418)	(214,375)	(128,950)	(467,655)
	10,333	10,044,543	(245,891)	(1,115,242)	(182,197)	(1,903,905)
Annuity Reserves:
• Annuity Payments	—	(193)	—	(920)	(507)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	(1)	—	121	39	—
	—	(194)	—	(799)	(468)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	10,333	10,044,349	(245,891)	(1,116,041)	(182,665)	(1,903,905)
TOTAL INCREASE (DECREASE) IN NET ASSETS	10,329	9,952,247	(68,254)	1,933,016	(157,678)	(1,134,784)
NET ASSETS AT DECEMBER 31, 2014	10,329	40,806,990	652,100	13,772,309	720,826	20,289,792
Changes From Operations:
• Net investment income (loss)	119	(54,169)	(1,231)	(83,603)	(4,805)	(230,351)
• Net realized gain (loss) on investments	(5)	(86,786)	5,090	919,927	81,735	2,480,133
• Net change in unrealized appreciation or depreciation on investments	(108)	(229,728)	10,391	(680,287)	(129,486)	(3,717,859)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	6	(370,683)	14,250	156,037	(52,556)	(1,468,077)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,400	2,976,126	137	908,738	188	584,578
• Contract withdrawals and transfers to annuity reserves	—	(3,112,851)	(16,522)	(2,153,241)	(24,379)	(2,282,087)
• Contract transfers	(242)	(1,878,921)	1,480	(681,799)	(10,615)	(425,956)
	1,158	(2,015,646)	(14,905)	(1,926,302)	(34,806)	(2,123,465)
Annuity Reserves:
• Annuity Payments	—	(186)	—	(970)	(476)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	113	46	—
	—	(186)	—	(857)	(430)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,158	(2,015,832)	(14,905)	(1,927,159)	(35,236)	(2,123,465)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,164	(2,386,515)	(655)	(1,771,122)	(87,792)	(3,591,542)
NET ASSETS AT DECEMBER 31, 2015	$11,493	$38,420,475	$651,445	$12,001,187	$633,034	$16,698,250

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	Delaware VIP Smid Cap Growth Series Standard Class Subaccount	Delaware VIP Smid Cap Growth Series Service Class Subaccount	Delaware VIP U.S. Growth Series Service Class Subaccount	Delaware VIP Value Series Standard Class Subaccount	Delaware VIP Value Series Service Class Subaccount	Deutsche Alternative Asset Allocation VIP Portfolio A Subaccount	Deutsche Alternative Asset Allocation VIP Portfolio B Subaccount
NET ASSETS AT JANUARY 1, 2014	$502,756	$10,565,335	$5,670,605	$110,877	$10,809,131	$—	$3,044,746
Changes From Operations:
• Net investment income (loss)	(5,781)	(162,043)	(84,897)	375	(23,230)	—	(2,958)
• Net realized gain (loss) on investments	69,853	1,263,454	703,400	15,485	905,052	—	34,427
• Net change in unrealized appreciation or depreciation on investments	(61,314)	(1,011,960)	22,170	(3,723)	288,373	—	5,146
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	2,758	89,451	640,673	12,137	1,170,195	—	36,615
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	16,064	514,078	360,305	—	402,194	—	618,469
• Contract withdrawals and transfers to annuity reserves	(49,735)	(714,174)	(469,762)	(11,213)	(1,305,410)	—	(171,897)
• Contract transfers	(61,770)	(458,353)	172,959	(26,560)	(296,797)	—	174,434
	(95,441)	(658,449)	63,502	(37,773)	(1,200,013)	—	621,006
Annuity Reserves:
• Annuity Payments	(505)	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	37	—	—	—	—	—	—
	(468)	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(95,909)	(658,449)	63,502	(37,773)	(1,200,013)	—	621,006
TOTAL INCREASE (DECREASE) IN NET ASSETS	(93,151)	(568,998)	704,175	(25,636)	(29,818)	—	657,621
NET ASSETS AT DECEMBER 31, 2014	409,605	9,996,337	6,374,780	85,241	10,779,313	—	3,702,367
Changes From Operations:
• Net investment income (loss)	(4,467)	(148,842)	(74,092)	327	(15,714)	27	40,686
• Net realized gain (loss) on investments	40,664	1,251,761	912,252	3,581	725,875	1	(13,358)
• Net change in unrealized appreciation or depreciation on investments	(11,928)	(562,897)	(592,482)	(5,231)	(945,300)	(1,061)	(357,786)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	24,269	540,022	245,678	(1,323)	(235,139)	(1,033)	(330,458)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,925	994,287	249,009	—	260,698	16,479	762,921
• Contract withdrawals and transfers to annuity reserves	(17,197)	(891,398)	(528,433)	(1,063)	(1,095,621)	(23)	(484,912)
• Contract transfers	7,951	(648,495)	376,124	(11,608)	(52,195)	80	239,043
	(7,321)	(545,606)	96,700	(12,671)	(887,118)	16,536	517,052
Annuity Reserves:
• Annuity Payments	(488)	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	51	—	—	—	—	—	—
	(437)	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(7,758)	(545,606)	96,700	(12,671)	(887,118)	16,536	517,052
TOTAL INCREASE (DECREASE) IN NET ASSETS	16,511	(5,584)	342,378	(13,994)	(1,122,257)	15,503	186,594
NET ASSETS AT DECEMBER 31, 2015	$426,116	$9,990,753	$6,717,158	$71,247	$9,657,056	$15,503	$3,888,961

See accompanying notes.

	Deutsche Equity 500 Index VIP Portfolio A Subaccount	Deutsche Small Cap Index VIP Portfolio A Subaccount	Eaton Vance VT Floating-Rate Income Fund Initial Class Subaccount	Fidelity VIP Contrafund Portfolio Service Class 2 Subaccount	Fidelity VIP Growth Portfolio Initial Class Subaccount	Fidelity VIP Growth Portfolio Service Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2014	$1,836,928	$477,482	$—	$48,323,888	$215,636	$7,020,458
Changes From Operations:
• Net investment income (loss)	5,807	(2,646)	11	(439,337)	(2,762)	(133,024)
• Net realized gain (loss) on investments	231,062	43,644	—	3,683,320	2,539	401,981
• Net change in unrealized appreciation or depreciation on investments	(53,973)	(29,481)	(59)	1,076,693	21,223	385,400
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	182,896	11,517	(48)	4,320,676	21,000	654,357
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	9,867	972	5,004	2,537,148	1,652	790,231
• Contract withdrawals and transfers to annuity reserves	(246,618)	(59,862)	—	(6,299,166)	(2,641)	(389,220)
• Contract transfers	(139,448)	(23,063)	—	(1,820,586)	—	203,775
	(376,199)	(81,953)	5,004	(5,582,604)	(989)	604,786
Annuity Reserves:
• Annuity Payments	—	—	—	(1,390)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	122	—	—
	—	—	—	(1,268)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(376,199)	(81,953)	5,004	(5,583,872)	(989)	604,786
TOTAL INCREASE (DECREASE) IN NET ASSETS	(193,303)	(70,436)	4,956	(1,263,196)	20,011	1,259,143
NET ASSETS AT DECEMBER 31, 2014	1,643,625	407,046	4,956	47,060,692	235,647	8,279,601
Changes From Operations:
• Net investment income (loss)	452	(2,063)	3,962	(406,267)	(2,768)	(135,166)
• Net realized gain (loss) on investments	137,659	41,516	(290)	5,883,835	10,180	1,180,070
• Net change in unrealized appreciation or depreciation on investments	(146,877)	(59,868)	(17,427)	(6,011,025)	5,925	(610,539)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(8,766)	(20,415)	(13,755)	(533,457)	13,337	434,365
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	5,818	533	88,583	2,180,699	—	1,257,046
• Contract withdrawals and transfers to annuity reserves	(143,692)	(50,561)	(4,313)	(4,580,324)	(2,872)	(961,740)
• Contract transfers	(40,651)	(136)	265,907	1,093,509	—	(1,356,469)
	(178,525)	(50,164)	350,177	(1,306,116)	(2,872)	(1,061,163)
Annuity Reserves:
• Annuity Payments	—	—	—	(1,448)	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	110	—	—
	—	—	—	(1,338)	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(178,525)	(50,164)	350,177	(1,307,454)	(2,872)	(1,061,163)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(187,291)	(70,579)	336,422	(1,840,911)	10,465	(626,798)
NET ASSETS AT DECEMBER 31, 2015	$1,456,334	$336,467	$341,378	$45,219,781	$246,112	$7,652,803

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	Fidelity VIP Mid Cap Portfolio Service Class 2 Subaccount	Fidelity VIP Overseas Portfolio Service Class 2 Subaccount	Fidelity VIP Strategic Income Portfolio Service Class 2 Subaccount	First Trust Multi Income Allocation Portfolio Class I Subaccount	First Trust/ Dow Jones Dividend & Income Allocation Portfolio Class I Subaccount	Franklin Founding Funds Allocation VIP Fund Class 4 Subaccount	Franklin Income VIP Fund Class 2 Subaccount
NET ASSETS AT JANUARY 1, 2014	$36,101,128	$—	$—	$—	$—	$—	$29,468,648
Changes From Operations:
• Net investment income (loss)	(582,091)	(2)	—	30	(113)	(113)	1,021,827
• Net realized gain (loss) on investments	1,517,652	(84)	—	—	1	1	471,176
• Net change in unrealized appreciation or depreciation on investments	575,514	—	—	(17)	2,080	2,245	(687,115)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,511,075	(86)	—	13	1,968	2,133	805,888
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,327,321	104	—	5,998	236,063	236,063	4,989,390
• Contract withdrawals and transfers to annuity reserves	(3,158,820)	(27)	—	—	—	—	(2,831,598)
• Contract transfers	(636,549)	9	—	—	—	—	451,600
	(2,468,048)	86	—	5,998	236,063	236,063	2,609,392
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,468,048)	86	—	5,998	236,063	236,063	2,609,392
TOTAL INCREASE (DECREASE) IN NET ASSETS	(956,973)	—	—	6,011	238,031	238,196	3,415,280
NET ASSETS AT DECEMBER 31, 2014	35,144,155	—	—	6,011	238,031	238,196	32,883,928
Changes From Operations:
• Net investment income (loss)	(491,015)	—	1,239	1,101	8,169	7,592	943,451
• Net realized gain (loss) on investments	4,606,866	—	110	1	8,038	556	83,708
• Net change in unrealized appreciation or depreciation on investments	(5,090,947)	—	(2,616)	(888)	(24,367)	(42,981)	(3,830,282)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(975,096)	—	(1,267)	214	(8,160)	(34,833)	(2,803,123)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,270,147	—	38,455	60,254	394,577	229,942	2,311,386
• Contract withdrawals and transfers to annuity reserves	(3,455,513)	—	(285)	(12)	—	—	(4,154,881)
• Contract transfers	(68,250)	—	51,933	344	(1,601)	—	2,110,064
	(2,253,616)	—	90,103	60,586	392,976	229,942	266,569
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(2,253,616)	—	90,103	60,586	392,976	229,942	266,569
TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,228,712)	—	88,836	60,800	384,816	195,109	(2,536,554)
NET ASSETS AT DECEMBER 31, 2015	$31,915,443	$—	$88,836	$66,811	$622,847	$433,305	$30,347,374

See accompanying notes.

	Franklin Income VIP Fund Class 4 Subaccount	Franklin Mutual Shares VIP Fund Class 2 Subaccount	Franklin Mutual Shares VIP Fund Class 4 Subaccount	Franklin Rising Dividends VIP Fund Class 4 Subaccount	Franklin Small Cap Value VIP Fund Class 4 Subaccount	Franklin Small-Mid Cap Growth VIP Fund Class 4 Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$22,234,982	$—	$—	$—	$—
Changes From Operations:
• Net investment income (loss)	(978)	82,578	(15)	(102)	(12)	(55)
• Net realized gain (loss) on investments	(9)	1,309,472	—	23	—	—
• Net change in unrealized appreciation or depreciation on investments	(4,827)	(258,547)	125	2,797	139	212
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(5,814)	1,133,503	110	2,718	127	157
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	312,883	1,236,175	6,965	32,342	9,045	19,637
• Contract withdrawals and transfers to annuity reserves	—	(3,413,838)	—	—	(14)	—
• Contract transfers	—	(999,973)	1,436	29,445	—	—
	312,883	(3,177,636)	8,401	61,787	9,031	19,637
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	312,883	(3,177,636)	8,401	61,787	9,031	19,637
TOTAL INCREASE (DECREASE) IN NET ASSETS	307,069	(2,044,133)	8,511	64,505	9,158	19,794
NET ASSETS AT DECEMBER 31, 2014	307,069	20,190,849	8,511	64,505	9,158	19,794
Changes From Operations:
• Net investment income (loss)	16,100	287,069	9,017	846	(258)	(538)
• Net realized gain (loss) on investments	(23,516)	1,878,174	29,236	25,093	5,462	4,006
• Net change in unrealized appreciation or depreciation on investments	(43,140)	(3,342,683)	(76,706)	(37,733)	(7,930)	(7,034)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(50,556)	(1,177,440)	(38,453)	(11,794)	(2,726)	(3,566)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	790,172	634,980	304,575	181,796	46,296	21,950
• Contract withdrawals and transfers to annuity reserves	(7,679)	(1,955,950)	(2,444)	(6)	(760)	(389)
• Contract transfers	(486,394)	(203,534)	134,019	99,642	118	75,056
	296,099	(1,524,504)	436,150	281,432	45,654	96,617
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	296,099	(1,524,504)	436,150	281,432	45,654	96,617
TOTAL INCREASE (DECREASE) IN NET ASSETS	245,543	(2,701,944)	397,697	269,638	42,928	93,051
NET ASSETS AT DECEMBER 31, 2015	$552,612	$17,488,905	$406,208	$334,143	$52,086	$112,845

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	Goldman Sachs VIT Large Cap Value Fund Service Class Subaccount	Goldman Sachs VIT Money Market Fund Service Class Subaccount	Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class Subaccount	Goldman Sachs VIT Strategic Income Fund Advisor Class Subaccount	Guggenheim Long Short Equity Fund Subaccount	Guggenheim Multi-Hedge Strategies Fund Subaccount	Hartford Capital Appreciation HLS Fund Class IC Subaccount
NET ASSETS AT JANUARY 1, 2014	$1,687,114	$—	$—	$—	$—	$—	$—
Changes From Operations:
• Net investment income (loss)	1,805	(360)	1,225	318	(61)	(100)	244
• Net realized gain (loss) on investments	360,745	—	2	—	—	—	213
• Net change in unrealized appreciation or depreciation on investments	(185,345)	—	(1,468)	(407)	1,283	964	(545)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	177,205	(360)	(241)	(89)	1,222	864	(88)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	12,674	609,171	112,664	12,658	112,538	29,639	44,155
• Contract withdrawals and transfers to annuity reserves	(116,485)	—	—	—	—	—	—
• Contract transfers	(134,179)	(50,214)	1,436	9,673	9,400	—	—
	(237,990)	558,957	114,100	22,331	121,938	29,639	44,155
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(237,990)	558,957	114,100	22,331	121,938	29,639	44,155
TOTAL INCREASE (DECREASE) IN NET ASSETS	(60,785)	558,597	113,859	22,242	123,160	30,503	44,067
NET ASSETS AT DECEMBER 31, 2014	1,626,329	558,597	113,859	22,242	123,160	30,503	44,067
Changes From Operations:
• Net investment income (loss)	3,126	(5,056)	1,516	643	(1,996)	(264)	(22)
• Net realized gain (loss) on investments	194,135	—	(30)	(23)	231	40	20,862
• Net change in unrealized appreciation or depreciation on investments	(281,201)	—	(10,693)	(2,043)	224	226	(23,772)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(83,940)	(5,056)	(9,207)	(1,423)	(1,541)	2	(2,932)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	17,628	1,029,936	49,843	—	70,668	35,762	156,824
• Contract withdrawals and transfers to annuity reserves	(79,855)	(53)	(8)	1	(614)	(656)	(14)
• Contract transfers	15,654	(1,256,737)	3,197	33,775	22,481	30,870	16,903
	(46,573)	(226,854)	53,032	33,776	92,535	65,976	173,713
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(46,573)	(226,854)	53,032	33,776	92,535	65,976	173,713
TOTAL INCREASE (DECREASE) IN NET ASSETS	(130,513)	(231,910)	43,825	32,353	90,994	65,978	170,781
NET ASSETS AT DECEMBER 31, 2015	$1,495,816	$326,687	$157,684	$54,595	$214,154	$96,481	$214,848

See accompanying notes.

	Huntington VA Balanced Fund Subaccount	Huntington VA Dividend Capture Fund Subaccount	Invesco V.I. American Franchise Fund Series I Subaccount	Invesco V.I. American Franchise Fund Series II Subaccount	Invesco V.I. Balanced-Risk Allocation Fund Series II Subaccount	Invesco V.I. Comstock Fund Series II Subaccount
NET ASSETS AT JANUARY 1, 2014	$5,093	$46,736	$170,235	$24,296	$—	$—
Changes From Operations:
• Net investment income (loss)	180	1,779	(2,676)	(381)	(36)	64
• Net realized gain (loss) on investments	566	406	14,098	1,146	—	—
• Net change in unrealized appreciation or depreciation on investments	(734)	1,772	(2,249)	605	165	(123)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	12	3,957	9,173	1,370	129	(59)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	—	242	64	100,012	9,005
• Contract withdrawals and transfers to annuity reserves	(51)	(340)	(18,645)	(3,775)	—	—
• Contract transfers	(5,054)	(1,169)	(27,455)	—	—	112
	(5,105)	(1,509)	(45,858)	(3,711)	100,012	9,117
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(5,105)	(1,509)	(45,858)	(3,711)	100,012	9,117
TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,093)	2,448	(36,685)	(2,341)	100,141	9,058
NET ASSETS AT DECEMBER 31, 2014	—	49,184	133,550	21,955	100,141	9,058
Changes From Operations:
• Net investment income (loss)	—	798	(2,189)	(366)	8,345	521
• Net realized gain (loss) on investments	—	3,717	11,283	620	783	120
• Net change in unrealized appreciation or depreciation on investments	—	(5,826)	(4,960)	392	(25,097)	(4,390)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	(1,311)	4,134	646	(15,969)	(3,749)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	142	—	2,953	206,855	46,168
• Contract withdrawals and transfers to annuity reserves	—	(20,617)	(21,834)	(4,073)	(7,006)	—
• Contract transfers	—	(200)	(7,477)	—	(382)	759
	—	(20,675)	(29,311)	(1,120)	199,467	46,927
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	(20,675)	(29,311)	(1,120)	199,467	46,927
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	(21,986)	(25,177)	(474)	183,498	43,178
NET ASSETS AT DECEMBER 31, 2015	$—	$27,198	$108,373	$21,481	$283,639	$52,236

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	Invesco V.I. Core Equity Fund Series I Subaccount	Invesco V.I. Core Equity Fund Series II Subaccount	Invesco V.I. Diversified Dividend Fund Series II Subaccount	Invesco V.I. Equally- Weighted S&P 500 Fund Series II Subaccount	Invesco V.I. Equity and Income Fund Series II Subaccount	Invesco V.I. International Growth Fund Series I Subaccount	Invesco V.I. International Growth Fund Series II Subaccount
NET ASSETS AT JANUARY 1, 2014	$222,136	$1,608	$—	$—	$—	$83,862	$60,278
Changes From Operations:
• Net investment income (loss)	(1,286)	(11)	(15)	(32)	—	120	13
• Net realized gain (loss) on investments	22,067	14	—	—	—	8,175	1,709
• Net change in unrealized appreciation or depreciation on investments	(6,868)	99	264	790	—	(8,908)	(2,819)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	13,913	102	249	758	—	(613)	(1,097)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,202	2	8,814	31,841	—	—	127,438
• Contract withdrawals and transfers to annuity reserves	(37,060)	—	—	—	—	(15,080)	(1,358)
• Contract transfers	(19,562)	—	7,172	10,757	—	110	18,036
	(54,420)	2	15,986	42,598	—	(14,970)	144,116
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(54,420)	2	15,986	42,598	—	(14,970)	144,116
TOTAL INCREASE (DECREASE) IN NET ASSETS	(40,507)	104	16,235	43,356	—	(15,583)	143,019
NET ASSETS AT DECEMBER 31, 2014	181,629	1,712	16,235	43,356	—	68,279	203,297
Changes From Operations:
• Net investment income (loss)	(588)	(5)	524	2,202	7,832	10	1,398
• Net realized gain (loss) on investments	27,602	356	(12)	84,968	40,942	6,255	(1,440)
• Net change in unrealized appreciation or depreciation on investments	(38,973)	(428)	(1,372)	(110,676)	(68,264)	(8,039)	(49,875)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(11,959)	(77)	(860)	(23,506)	(19,490)	(1,774)	(49,917)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,445	—	53,709	526,103	460,095	—	236,956
• Contract withdrawals and transfers to annuity reserves	(32,312)	(781)	(7)	(30)	—	(1,857)	(21,613)
• Contract transfers	10,305	—	52,786	56,562	—	(3,568)	495,249
	(19,562)	(781)	106,488	582,635	460,095	(5,425)	710,592
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(19,562)	(781)	106,488	582,635	460,095	(5,425)	710,592
TOTAL INCREASE (DECREASE) IN NET ASSETS	(31,521)	(858)	105,628	559,129	440,605	(7,199)	660,675
NET ASSETS AT DECEMBER 31, 2015	$150,108	$854	$121,863	$602,485	$440,605	$61,080	$863,972
See accompanying notes.

	Ivy Funds VIP Asset Strategy Portfolio Class A Subaccount	Ivy Funds VIP Energy Portfolio Class A Subaccount	Ivy Funds VIP High Income Portfolio Class A Subaccount	Ivy Funds VIP Micro Cap Growth Portfolio Class A Subaccount	Ivy Funds VIP Mid Cap Growth Portfolio Class A Subaccount	Ivy Funds VIP Science and Technology Portfolio Class A Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$—	$—	$—	$—	$—
Changes From Operations:
• Net investment income (loss)	(672)	(2)	(47)	(19)	(21)	(42)
• Net realized gain (loss) on investments	(18)	—	—	—	—	—
• Net change in unrealized appreciation or depreciation on investments	(8,961)	(46)	(469)	248	679	(87)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(9,651)	(48)	(516)	229	658	(129)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	242,671	2,501	16,474	5,019	—	39,123
• Contract withdrawals and transfers to annuity reserves	—	(25)	—	—	—	(8)
• Contract transfers	8,798	—	7,532	—	15,046	1,975
	251,469	2,476	24,006	5,019	15,046	41,090
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	251,469	2,476	24,006	5,019	15,046	41,090
TOTAL INCREASE (DECREASE) IN NET ASSETS	241,818	2,428	23,490	5,248	15,704	40,961
NET ASSETS AT DECEMBER 31, 2014	241,818	2,428	23,490	5,248	15,704	40,961
Changes From Operations:
• Net investment income (loss)	(3,082)	(75)	3,905	(60)	(1,029)	(1,011)
• Net realized gain (loss) on investments	49,182	18	(97)	68	7,043	3,816
• Net change in unrealized appreciation or depreciation on investments	(87,688)	(2,939)	(14,269)	(530)	(17,587)	(7,939)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(41,588)	(2,996)	(10,461)	(522)	(11,573)	(5,134)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	197,408	10,213	45,981	1,500	76,109	105,977
• Contract withdrawals and transfers to annuity reserves	(7,932)	(3)	(881)	(208)	—	(336)
• Contract transfers	28,334	1,186	117,532	—	56,997	19,772
	217,810	11,396	162,632	1,292	133,106	125,413
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	217,810	11,396	162,632	1,292	133,106	125,413
TOTAL INCREASE (DECREASE) IN NET ASSETS	176,222	8,400	152,171	770	121,533	120,279
NET ASSETS AT DECEMBER 31, 2015	$418,040	$10,828	$175,661	$6,018	$137,237	$161,240

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	Janus Aspen Balanced Portfolio Service Shares Subaccount	Janus Aspen Enterprise Portfolio Service Shares Subaccount	Janus Aspen Global Research Portfolio Service Shares Subaccount	JPMIT Global Allocation Portfolio Class 2 Subaccount	JPMIT Income Builder Portfolio Class 2 Subaccount	JPMIT Intrepid Mid Cap Portfolio Class 2 Subaccount	LVIP American Balanced Allocation Fund Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$894,479	$496,809	$12,648	$—	$—	$—	$—
Changes From Operations:
• Net investment income (loss)	(411)	(7,137)	(70)	—	—	(59)	—
• Net realized gain (loss) on investments	41,534	102,444	927	—	—	(2)	—
• Net change in unrealized appreciation or depreciation on investments	13,776	(48,640)	(170)	—	—	1,045	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	54,899	46,667	687	—	—	984	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	845	4,243	1	—	—	22,690	—
• Contract withdrawals and transfers to annuity reserves	(104,556)	(119,273)	(2,730)	—	—	—	—
• Contract transfers	321	67	120	—	—	(447)	—
	(103,390)	(114,963)	(2,609)	—	—	22,243	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(103,390)	(114,963)	(2,609)	—	—	22,243	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	(48,491)	(68,296)	(1,922)	—	—	23,227	—
NET ASSETS AT DECEMBER 31, 2014	845,988	428,513	10,726	—	—	23,227	—
Changes From Operations:
• Net investment income (loss)	(1,875)	(4,706)	(127)	794	36	(878)	169
• Net realized gain (loss) on investments	49,929	92,822	177	(761)	—	8,052	213
• Net change in unrealized appreciation or depreciation on investments	(55,219)	(81,247)	(736)	(1,714)	(30)	(21,446)	(739)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(7,165)	6,869	(686)	(1,681)	6	(14,272)	(357)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	803	5,488	6	624	—	141,172	6,802
• Contract withdrawals and transfers to annuity reserves	(156,715)	(59,458)	(10)	(454)	—	(5,794)	—
• Contract transfers	441	11,278	3,096	34,706	1,429	30,583	—
	(155,471)	(42,692)	3,092	34,876	1,429	165,961	6,802
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(155,471)	(42,692)	3,092	34,876	1,429	165,961	6,802
TOTAL INCREASE (DECREASE) IN NET ASSETS	(162,636)	(35,823)	2,406	33,195	1,435	151,689	6,445
NET ASSETS AT DECEMBER 31, 2015	$683,352	$392,690	$13,132	$33,195	$1,435	$174,916	$6,445

See accompanying notes.

	LVIP American Balanced Allocation Fund Service Class Subaccount	LVIP American Century VP Mid Cap Value Managed Volatility Fund Service Class Subaccount	LVIP American Global Balanced Allocation Managed Risk Fund Standard Class Subaccount	LVIP American Global Balanced Allocation Managed Risk Fund Service Class Subaccount	LVIP American Global Growth Allocation Managed Risk Fund Service Class Subaccount	LVIP American Global Growth Fund Service Class II Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$—	$—	$—	$—	$2,898,684
Changes From Operations:
• Net investment income (loss)	—	(12,663)	—	3,563	24,071	(22,564)
• Net realized gain (loss) on investments	—	14,058	—	1,013	1,560	98,158
• Net change in unrealized appreciation or depreciation on investments	—	140,172	—	(5,055)	(32,119)	(62,017)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	141,567	—	(479)	(6,488)	13,577
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	2,342,297	—	160,342	1,356,731	576,523
• Contract withdrawals and transfers to annuity reserves	—	(58,383)	—	(2,685)	(1,774)	(135,423)
• Contract transfers	—	1,676,408	—	93,552	588,318	187,609
	—	3,960,322	—	251,209	1,943,275	628,709
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	3,960,322	—	251,209	1,943,275	628,709
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	4,101,889	—	250,730	1,936,787	642,286
NET ASSETS AT DECEMBER 31, 2014	—	4,101,889	—	250,730	1,936,787	3,540,970
Changes From Operations:
• Net investment income (loss)	21,406	28,691	215	41,009	180,610	164
• Net realized gain (loss) on investments	13,649	15,690	—	19,818	(31,031)	529,230
• Net change in unrealized appreciation or depreciation on investments	(75,846)	(588,188)	(305)	(150,015)	(586,665)	(367,387)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(40,791)	(543,807)	(90)	(89,188)	(437,086)	162,007
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	161,491	5,268,362	6,717	1,432,020	3,364,452	929,004
• Contract withdrawals and transfers to annuity reserves	—	(294,254)	—	(23,016)	(409,536)	(215,623)
• Contract transfers	945,231	2,538,568	—	447,814	3,928,802	197,327
	1,106,722	7,512,676	6,717	1,856,818	6,883,718	910,708
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,106,722	7,512,676	6,717	1,856,818	6,883,718	910,708
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,065,931	6,968,869	6,627	1,767,630	6,446,632	1,072,715
NET ASSETS AT DECEMBER 31, 2015	$1,065,931	$11,070,758	$6,627	$2,018,360	$8,383,419	$4,613,685

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	LVIP American Global Small Capitalization Fund Service Class II Subaccount	LVIP American Growth Allocation Fund Service Class Subaccount	LVIP American Growth Fund Service Class II Subaccount	LVIP American Growth-Income Fund Service Class II Subaccount	LVIP American Income Allocation Fund Standard Class Subaccount	LVIP American International Fund Service Class II Subaccount	LVIP American Preservation Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$2,763,850	$—	$10,509,554	$9,708,284	$—	$6,030,101	$—
Changes From Operations:
• Net investment income (loss)	(49,482)	667	(83,258)	(60,736)	—	(52,533)	26
• Net realized gain (loss) on investments	66,149	70	362,836	394,983	—	97,139	—
• Net change in unrealized appreciation or depreciation on investments	(18,973)	763	431,845	516,086	—	(347,087)	(63)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,306)	1,500	711,423	850,333	—	(302,481)	(37)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	399,218	32,633	1,722,371	1,545,884	—	758,112	5,003
• Contract withdrawals and transfers to annuity reserves	(107,684)	—	(430,866)	(360,419)	—	(237,786)	—
• Contract transfers	164,079	5,926	(192,864)	93,892	—	102,231	78
	455,613	38,559	1,098,641	1,279,357	—	622,557	5,081
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	455,613	38,559	1,098,641	1,279,357	—	622,557	5,081
TOTAL INCREASE (DECREASE) IN NET ASSETS	453,307	40,059	1,810,064	2,129,690	—	320,076	5,044
NET ASSETS AT DECEMBER 31, 2014	3,217,157	40,059	12,319,618	11,837,974	—	6,350,177	5,044
Changes From Operations:
• Net investment income (loss)	(44,966)	3,870	(184,540)	(37,299)	1,676	(19,973)	561
• Net realized gain (loss) on investments	156,645	8,095	1,117,136	884,394	325	93,708	(18)
• Net change in unrealized appreciation or depreciation on investments	(138,910)	(18,281)	(347,498)	(900,700)	(2,431)	(546,904)	(1,156)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(27,231)	(6,316)	585,098	(53,605)	(430)	(473,169)	(613)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	91,705	186,962	1,517,452	1,250,694	24,719	474,385	66,142
• Contract withdrawals and transfers to annuity reserves	(179,185)	(36)	(580,583)	(586,087)	(3,105)	(276,535)	—
• Contract transfers	(134,228)	11,614	(295,945)	(13,606)	34,947	429,693	(2,264)
	(221,708)	198,540	640,924	651,001	56,561	627,543	63,878
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(221,708)	198,540	640,924	651,001	56,561	627,543	63,878
TOTAL INCREASE (DECREASE) IN NET ASSETS	(248,939)	192,224	1,226,022	597,396	56,131	154,374	63,265
NET ASSETS AT DECEMBER 31, 2015	$2,968,218	$232,283	$13,545,640	$12,435,370	$56,131	$6,504,551	$68,309

See accompanying notes.

	LVIP AQR Enhanced Global Strategies Fund Service Class Subaccount	LVIP Baron Growth Opportunities Fund Service Class Subaccount	LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class Subaccount	LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class Subaccount	LVIP BlackRock Equity Dividend Managed Volatility Fund Service Class Subaccount	LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$12,168,517	$—	$5,355,254	$16,643,886	$17,326,637
Changes From Operations:
• Net investment income (loss)	—	(178,538)	—	(34,914)	(26,068)	(201,596)
• Net realized gain (loss) on investments	—	1,068,387	—	25,784	273,176	460,216
• Net change in unrealized appreciation or depreciation on investments	—	(560,514)	—	(725,987)	323,811	(1,295,908)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	329,335	—	(735,117)	570,919	(1,037,288)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	1,202,833	—	4,051,367	10,404,128	21,114,383
• Contract withdrawals and transfers to annuity reserves	—	(2,117,602)	—	(277,772)	(733,132)	(1,210,400)
• Contract transfers	—	(168,673)	—	3,182,767	4,993,730	16,560,609
	—	(1,083,442)	—	6,956,362	14,664,726	36,464,592
Annuity Reserves:
• Annuity Payments	—	(361)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	(1)	—	—	—	—
	—	(362)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	(1,083,804)	—	6,956,362	14,664,726	36,464,592
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	(754,469)	—	6,221,245	15,235,645	35,427,304
NET ASSETS AT DECEMBER 31, 2014	—	11,414,048	—	11,576,499	31,879,531	52,753,941
Changes From Operations:
• Net investment income (loss)	263	(187,742)	16	(2,926)	34,104	(520,445)
• Net realized gain (loss) on investments	(7)	1,390,523	(1)	(141,754)	107,083	2,760,348
• Net change in unrealized appreciation or depreciation on investments	(1,607)	(1,872,238)	(367)	(2,349,307)	(2,533,271)	(6,817,718)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1,351)	(669,457)	(352)	(2,493,987)	(2,392,084)	(4,577,815)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	36,601	430,319	1,501	3,370,119	8,047,871	12,281,455
• Contract withdrawals and transfers to annuity reserves	—	(892,779)	—	(539,105)	(1,627,908)	(3,095,703)
• Contract transfers	—	(248,699)	—	2,641,661	4,431,331	13,144,296
	36,601	(711,159)	1,501	5,472,675	10,851,294	22,330,048
Annuity Reserves:
• Annuity Payments	—	(388)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	1	—	—	—	—
	—	(387)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	36,601	(711,546)	1,501	5,472,675	10,851,294	22,330,048
TOTAL INCREASE (DECREASE) IN NET ASSETS	35,250	(1,381,003)	1,149	2,978,688	8,459,210	17,752,233
NET ASSETS AT DECEMBER 31, 2015	$35,250	$10,033,045	$1,149	$14,555,187	$40,338,741	$70,506,174

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	LVIP BlackRock Inflation Protected Bond Fund Standard Class Subaccount	LVIP BlackRock Inflation Protected Bond Fund Service Class Subaccount	LVIP BlackRock Multi-Asset Income Fund Service Class Subaccount	LVIP BlackRock U.S. Opportunities Managed Volatility Fund Service Class Subaccount	LVIP Clarion Global Real Estate Fund Service Class Subaccount	LVIP ClearBridge Large Cap Managed Volatility Fund Service Class Subaccount	LVIP ClearBridge Variable Appreciation Managed Volatility Fund Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$45,202,832	$—	$—	$7,000,258	$—	$—
Changes From Operations:
• Net investment income (loss)	—	(324,380)	2,643	—	43,388	—	—
• Net realized gain (loss) on investments	—	(355,754)	—	—	335,868	—	—
• Net change in unrealized appreciation or depreciation on investments	—	1,119,498	(3,091)	—	425,240	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	439,364	(448)	—	804,496	—	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	5,905,444	117,344	—	561,488	—	—
• Contract withdrawals and transfers to annuity reserves	—	(3,919,955)	—	—	(676,567)	—	—
• Contract transfers	—	2,953,200	—	—	(258,546)	—	—
	—	4,938,689	117,344	—	(373,625)	—	—
Annuity Reserves:
• Annuity Payments	—	(3,473)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	496	—	—	—	—	—
	—	(2,977)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	4,935,712	117,344	—	(373,625)	—	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	5,375,076	116,896	—	430,871	—	—
NET ASSETS AT DECEMBER 31, 2014	—	50,577,908	116,896	—	7,431,129	—	—
Changes From Operations:
• Net investment income (loss)	95	(225,915)	3,311	(7,819)	87,684	6,802	27
• Net realized gain (loss) on investments	(1)	(559,020)	(3,521)	(9,911)	327,477	(5,233)	19
• Net change in unrealized appreciation or depreciation on investments	(823)	(1,635,514)	(13,776)	(98,741)	(658,415)	(102,992)	(195)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(729)	(2,420,449)	(13,986)	(116,471)	(243,254)	(101,423)	(149)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	30,379	3,626,280	230,130	1,755,851	767,416	3,269,995	4,320
• Contract withdrawals and transfers to annuity reserves	—	(4,311,224)	(7,457)	(19,935)	(727,887)	(25,591)	(34)
• Contract transfers	—	1,212,169	(94,967)	548,242	(83,691)	850,700	(49)
	30,379	527,225	127,706	2,284,158	(44,162)	4,095,104	4,237
Annuity Reserves:
• Annuity Payments	—	(3,272)	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	503	—	—	—	—	—
	—	(2,769)	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	30,379	524,456	127,706	2,284,158	(44,162)	4,095,104	4,237
TOTAL INCREASE (DECREASE) IN NET ASSETS	29,650	(1,895,993)	113,720	2,167,687	(287,416)	3,993,681	4,088
NET ASSETS AT DECEMBER 31, 2015	$29,650	$48,681,915	$230,616	$2,167,687	$7,143,713	$3,993,681	$4,088

See accompanying notes.

	LVIP ClearBridge Variable Appreciation Managed Volatility Fund Service Class Subaccount	LVIP Delaware Bond Fund Standard Class Subaccount	LVIP Delaware Bond Fund Service Class Subaccount	LVIP Delaware Diversified Floating Rate Fund Standard Class Subaccount	LVIP Delaware Diversified Floating Rate Fund Service Class Subaccount	LVIP Delaware Foundation Aggressive Allocation Fund Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$7,449,743	$76,508,696	$—	$29,081,441	$316,720
Changes From Operations:
• Net investment income (loss)	6,579	17,666	215,915	92	(133,053)	2,833
• Net realized gain (loss) on investments	12,718	143,105	626,437	1	35,202	2,713
• Net change in unrealized appreciation or depreciation on investments	51,763	143,297	2,277,702	(139)	(426,247)	3,574
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	71,060	304,068	3,120,054	(46)	(524,098)	9,120
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,871,942	69,230	14,432,489	8,199	9,090,290	210
• Contract withdrawals and transfers to annuity reserves	(66,003)	(1,297,947)	(6,267,425)	—	(1,578,742)	(12,798)
• Contract transfers	430,205	(106,691)	2,622,174	—	3,898,086	228
	3,236,144	(1,335,408)	10,787,238	8,199	11,409,634	(12,360)
Annuity Reserves:
• Annuity Payments	—	(769)	(1,548)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	60	222	—	—	—
	—	(709)	(1,326)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	3,236,144	(1,336,117)	10,785,912	8,199	11,409,634	(12,360)
TOTAL INCREASE (DECREASE) IN NET ASSETS	3,307,204	(1,032,049)	13,905,966	8,153	10,885,536	(3,240)
NET ASSETS AT DECEMBER 31, 2014	3,307,204	6,417,694	90,414,662	8,153	39,966,977	313,480
Changes From Operations:
• Net investment income (loss)	(42,042)	41,709	690,764	449	(113,386)	(350)
• Net realized gain (loss) on investments	39,122	54,438	345,917	(1)	(101,292)	36,246
• Net change in unrealized appreciation or depreciation on investments	(396,222)	(168,524)	(2,815,661)	(725)	(822,136)	(32,125)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(399,142)	(72,377)	(1,778,980)	(277)	(1,036,814)	3,771
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	3,584,898	7,588	23,958,565	26,381	3,463,278	200
• Contract withdrawals and transfers to annuity reserves	(206,175)	(504,092)	(8,272,268)	—	(2,366,781)	(162,832)
• Contract transfers	1,915,174	(7,688)	11,534,144	—	(648,489)	(72)
	5,293,897	(504,192)	27,220,441	26,381	448,008	(162,704)
Annuity Reserves:
• Annuity Payments	—	(769)	(1,509)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	75	235	—	—	—
	—	(694)	(1,274)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,293,897	(504,886)	27,219,167	26,381	448,008	(162,704)
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,894,755	(577,263)	25,440,187	26,104	(588,806)	(158,933)
NET ASSETS AT DECEMBER 31, 2015	$8,201,959	$5,840,431	$115,854,849	$34,257	$39,378,171	$154,547

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	LVIP Delaware Foundation Aggressive Allocation Fund Service Class Subaccount	LVIP Delaware Social Awareness Fund Standard Class Subaccount	LVIP Delaware Social Awareness Fund Service Class Subaccount	LVIP Delaware Special Opportunities Fund Service Class Subaccount	LVIP Dimensional International Core Equity Managed Volatility Fund Service Class Subaccount	LVIP Dimensional International Core Equity Fund Service Class Subaccount	LVIP Dimensional U.S. Core Equity 1 Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$2,372,460	$603,333	$3,684,457	$3,351,313	$4,200,347	$—	$1,849,904
Changes From Operations:
• Net investment income (loss)	8,601	(776)	(16,363)	(28,867)	55,604	—	(753)
• Net realized gain (loss) on investments	49,626	84,818	432,047	239,900	69,865	—	234,385
• Net change in unrealized appreciation or depreciation on investments	(5,013)	(17,907)	46,656	(29,410)	(1,115,231)	—	(58,422)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	53,214	66,135	462,340	181,623	(989,762)	—	175,210
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,635	865	132,165	92,588	3,532,143	—	3,861
• Contract withdrawals and transfers to annuity reserves	(206,662)	(136,054)	(405,049)	(141,150)	(437,431)	—	(196,930)
• Contract transfers	(43,101)	(24,347)	165,246	(348,140)	4,714,406	—	(160,985)
	(247,128)	(159,536)	(107,638)	(396,702)	7,809,118	—	(354,054)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(247,128)	(159,536)	(107,638)	(396,702)	7,809,118	—	(354,054)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(193,914)	(93,401)	354,702	(215,079)	6,819,356	—	(178,844)
NET ASSETS AT DECEMBER 31, 2014	2,178,546	509,932	4,039,159	3,136,234	11,019,703	—	1,671,060
Changes From Operations:
• Net investment income (loss)	(4,591)	(85)	(21,855)	(29,171)	(95,298)	316	(5,309)
• Net realized gain (loss) on investments	131,910	74,560	584,681	301,187	(294,376)	774	289,722
• Net change in unrealized appreciation or depreciation on investments	(183,882)	(84,237)	(652,496)	(297,048)	(341,492)	(2,433)	(336,201)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(56,563)	(9,762)	(89,670)	(25,032)	(731,166)	(1,343)	(51,788)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	2,675	899	185,742	45,881	2,622,742	17,367	23,916
• Contract withdrawals and transfers to annuity reserves	(261,101)	(55,909)	(249,584)	(305,001)	(643,679)	(1,450)	(140,794)
• Contract transfers	(34,266)	37,945	21,557	(205,142)	(512,740)	127,883	124,693
	(292,692)	(17,065)	(42,285)	(464,262)	1,466,323	143,800	7,815
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(292,692)	(17,065)	(42,285)	(464,262)	1,466,323	143,800	7,815
TOTAL INCREASE (DECREASE) IN NET ASSETS	(349,255)	(26,827)	(131,955)	(489,294)	735,157	142,457	(43,973)
NET ASSETS AT DECEMBER 31, 2015	$1,829,291	$483,105	$3,907,204	$2,646,940	$11,754,860	$142,457	$1,627,087
See accompanying notes.

	LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Service Class Subaccount	LVIP Dimensional U.S. Core Equity 2 Fund Service Class Subaccount	LVIP Dimensional/ Vanguard Total Bond Fund Standard Class Subaccount	LVIP Dimensional/ Vanguard Total Bond Fund Service Class Subaccount	LVIP Franklin Mutual Shares VIP Managed Volatility Fund Standard Class Subaccount	LVIP Franklin Mutual Shares VIP Managed Volatility Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$8,656,912	$—	$—	$16,457,173	$—	$—
Changes From Operations:
• Net investment income (loss)	(98,377)	—	—	8,500	—	23,861
• Net realized gain (loss) on investments	273,268	—	—	16,740	—	8,514
• Net change in unrealized appreciation or depreciation on investments	289,795	—	—	484,995	—	(77,624)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	464,686	—	—	510,235	—	(45,249)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	6,383,562	—	—	6,983,387	—	3,544,192
• Contract withdrawals and transfers to annuity reserves	(649,006)	—	—	(1,019,841)	—	(63,083)
• Contract transfers	2,785,155	—	—	3,407,093	—	2,243,769
	8,519,711	—	—	9,370,639	—	5,724,878
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	8,519,711	—	—	9,370,639	—	5,724,878
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,984,397	—	—	9,880,874	—	5,679,629
NET ASSETS AT DECEMBER 31, 2014	17,641,309	—	—	26,338,047	—	5,679,629
Changes From Operations:
• Net investment income (loss)	(116,341)	602	45	(25,146)	290	163,662
• Net realized gain (loss) on investments	271,185	(755)	—	50,559	(4)	(77,899)
• Net change in unrealized appreciation or depreciation on investments	(2,189,759)	(4,067)	(81)	(488,491)	(1,804)	(1,283,365)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,034,915)	(4,220)	(36)	(463,078)	(1,518)	(1,197,602)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	4,894,977	189,084	4,320	4,913,081	13,601	6,463,587
• Contract withdrawals and transfers to annuity reserves	(910,691)	(815)	(34)	(1,500,589)	—	(500,702)
• Contract transfers	2,694,257	8,298	(174)	2,004,155	—	3,061,345
	6,678,543	196,567	4,112	5,416,647	13,601	9,024,230
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	6,678,543	196,567	4,112	5,416,647	13,601	9,024,230
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,643,628	192,347	4,076	4,953,569	12,083	7,826,628
NET ASSETS AT DECEMBER 31, 2015	$22,284,937	$192,347	$4,076	$31,291,616	$12,083	$13,506,257

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class Subaccount	LVIP Global Conservative Allocation Managed Risk Fund Standard Class Subaccount	LVIP Global Conservative Allocation Managed Risk Fund Service Class Subaccount	LVIP Global Growth Allocation Managed Risk Fund Standard Class Subaccount	LVIP Global Growth Allocation Managed Risk Fund Service Class Subaccount	LVIP Global Income Fund Service Class Subaccount	LVIP Global Moderate Allocation Managed Risk Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$—	$74,258,660	$—	$277,310,692	$19,824,130	$273,222,333
Changes From Operations:
• Net investment income (loss)	—	2,882	125,292	—	1,586,601	(347,528)	1,092,276
• Net realized gain (loss) on investments	—	3,555	2,420,669	—	2,960,422	33,839	3,365,899
• Net change in unrealized appreciation or depreciation on investments	—	(7,006)	191,643	—	166,436	223,425	1,955,387
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	(569)	2,737,604	—	4,713,459	(90,264)	6,413,562
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	215,000	14,390,075	—	103,374,138	6,581,217	90,246,139
• Contract withdrawals and transfers to annuity reserves	—	(4,954)	(4,845,304)	—	(13,797,648)	(1,490,235)	(17,700,936)
• Contract transfers	—	—	5,946,306	—	28,100,234	4,137,435	21,400,650
	—	210,046	15,491,077	—	117,676,724	9,228,417	93,945,853
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(206)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	(1)	—
	—	—	—	—	—	(207)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	210,046	15,491,077	—	117,676,724	9,228,210	93,945,853
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	209,477	18,228,681	—	122,390,183	9,137,946	100,359,415
NET ASSETS AT DECEMBER 31, 2014	—	209,477	92,487,341	—	399,700,875	28,962,076	373,581,748
Changes From Operations:
• Net investment income (loss)	50	697	137,208	127	776,472	378,252	828,601
• Net realized gain (loss) on investments	65	2,195	2,200,816	—	1,946,991	115,270	2,933,226
• Net change in unrealized appreciation or depreciation on investments	(724)	(10,127)	(6,161,815)	(240)	(27,540,445)	(1,709,191)	(26,537,239)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(609)	(7,235)	(3,823,791)	(113)	(24,816,982)	(1,215,669)	(22,775,412)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	10,773	—	9,338,143	6,711	56,668,004	4,425,840	47,459,070
• Contract withdrawals and transfers to annuity reserves	—	(11,450)	(11,561,442)	—	(18,948,046)	(2,448,623)	(21,722,318)
• Contract transfers	—	—	7,482,297	—	12,621,068	187,775	31,654,038
	10,773	(11,450)	5,258,998	6,711	50,341,026	2,164,992	57,390,790
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(194)	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	(194)	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	10,773	(11,450)	5,258,998	6,711	50,341,026	2,164,798	57,390,790
TOTAL INCREASE (DECREASE) IN NET ASSETS	10,164	(18,685)	1,435,207	6,598	25,524,044	949,129	34,615,378
NET ASSETS AT DECEMBER 31, 2015	$10,164	$190,792	$93,922,548	$6,598	$425,224,919	$29,911,205	$408,197,126

See accompanying notes.

	LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class Subaccount	LVIP Invesco V.I. Comstock Managed Volatility Fund Standard Class Subaccount	LVIP Invesco V.I. Comstock Managed Volatility Fund Service Class Subaccount	LVIP Ivy Mid Cap Growth Managed Volatility Fund Service Class Subaccount	LVIP JPMorgan High Yield Fund Service Class Subaccount	LVIP JPMorgan Mid Cap Value Managed Volatility Fund Standard Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$—	$—	$9,021,083	$7,958,743	$—
Changes From Operations:
• Net investment income (loss)	2,324	—	(14,629)	(232,234)	214,403	49
• Net realized gain (loss) on investments	6,239	—	7,149	(3,949)	137,293	12
• Net change in unrealized appreciation or depreciation on investments	(2,740)	—	79,658	(901,588)	(278,260)	395
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,823	—	72,178	(1,137,771)	73,436	456
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,305,139	—	4,038,929	5,547,301	1,174,372	9,021
• Contract withdrawals and transfers to annuity reserves	(13,467)	—	(86,591)	(521,759)	(1,212,748)	(4)
• Contract transfers	403,203	—	2,083,447	4,388,547	258,070	—
	1,694,875	—	6,035,785	9,414,089	219,694	9,017
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,694,875	—	6,035,785	9,414,089	219,694	9,017
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,700,698	—	6,107,963	8,276,318	293,130	9,473
NET ASSETS AT DECEMBER 31, 2014	1,700,698	—	6,107,963	17,297,401	8,251,873	9,473
Changes From Operations:
• Net investment income (loss)	53,685	55	5,625	(303,927)	256,508	55
• Net realized gain (loss) on investments	(6,874)	(2)	(26,938)	330,096	31,078	—
• Net change in unrealized appreciation or depreciation on investments	(459,307)	(395)	(653,806)	(1,311,595)	(743,751)	(1,499)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(412,496)	(342)	(675,119)	(1,285,426)	(456,165)	(1,444)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	4,907,364	4,320	2,582,294	4,173,841	685,090	10,559
• Contract withdrawals and transfers to annuity reserves	(148,420)	(34)	(215,723)	(858,838)	(1,076,746)	—
• Contract transfers	2,499,251	171	(1,473,922)	1,033,353	116,529	—
	7,258,195	4,457	892,649	4,348,356	(275,127)	10,559
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	7,258,195	4,457	892,649	4,348,356	(275,127)	10,559
TOTAL INCREASE (DECREASE) IN NET ASSETS	6,845,699	4,115	217,530	3,062,930	(731,292)	9,115
NET ASSETS AT DECEMBER 31, 2015	$8,546,397	$4,115	$6,325,493	$20,360,331	$7,520,581	$18,588

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	LVIP JPMorgan Mid Cap Value Managed Volatility Fund Service Class Subaccount	LVIP Managed Risk Profile 2010 Fund Service Class Subaccount	LVIP Managed Risk Profile 2020 Fund Service Class Subaccount	LVIP Managed Risk Profile 2030 Fund Service Class Subaccount	LVIP Managed Risk Profile 2040 Fund Service Class Subaccount	LVIP MFS International Growth Fund Service Class Subaccount	LVIP MFS International Growth Managed Volatility Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$10,067,316	$486,209	$309,639	$337,344	$9,752	$4,818,032	$2,508,587
Changes From Operations:
• Net investment income (loss)	(161,478)	379	(304)	711	13	(37,332)	(39,381)
• Net realized gain (loss) on investments	185,827	3,282	2,223	1,709	150	106,060	1,499
• Net change in unrealized appreciation or depreciation on investments	1,154,524	10,441	5,101	5,052	(6)	(396,062)	(439,386)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,178,873	14,102	7,020	7,472	157	(327,334)	(477,268)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	7,598,930	358	33	—	—	864,287	3,478,146
• Contract withdrawals and transfers to annuity reserves	(539,592)	(12,200)	(3,112)	(2,159)	(827)	(365,954)	(148,146)
• Contract transfers	4,057,290	24	786	—	—	8,128	1,408,739
	11,116,628	(11,818)	(2,293)	(2,159)	(827)	506,461	4,738,739
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	11,116,628	(11,818)	(2,293)	(2,159)	(827)	506,461	4,738,739
TOTAL INCREASE (DECREASE) IN NET ASSETS	12,295,501	2,284	4,727	5,313	(670)	179,127	4,261,471
NET ASSETS AT DECEMBER 31, 2014	22,362,817	488,493	314,366	342,657	9,082	4,997,159	6,770,058
Changes From Operations:
• Net investment income (loss)	(251,175)	(855)	(784)	(404)	138	(34,741)	(79,169)
• Net realized gain (loss) on investments	388,290	53,127	16,307	21,134	2,185	90,388	(28,721)
• Net change in unrealized appreciation or depreciation on investments	(2,685,536)	(63,400)	(27,657)	(35,969)	(4,684)	(116,447)	(284,165)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,548,421)	(11,128)	(12,134)	(15,239)	(2,361)	(60,800)	(392,055)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	6,926,321	340	245	319	—	800,013	3,673,213
• Contract withdrawals and transfers to annuity reserves	(1,075,949)	(13,744)	(31,786)	(2,302)	(636)	(276,319)	(441,798)
• Contract transfers	2,687,258	(127,852)	767	—	26,010	83,428	3,118,616
	8,537,630	(141,256)	(30,774)	(1,983)	25,374	607,122	6,350,031
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	8,537,630	(141,256)	(30,774)	(1,983)	25,374	607,122	6,350,031
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,989,209	(152,384)	(42,908)	(17,222)	23,013	546,322	5,957,976
NET ASSETS AT DECEMBER 31, 2015	$28,352,026	$336,109	$271,458	$325,435	$32,095	$5,543,481	$12,728,034

See accompanying notes.

	LVIP MFS Value Fund Service Class Subaccount	LVIP Mondrian International Value Fund Standard Class Subaccount	LVIP Mondrian International Value Fund Service Class Subaccount	LVIP Money Market Fund Standard Class Subaccount	LVIP Money Market Fund Service Class Subaccount	LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$15,920,440	$1,548,686	$13,969,612	$2,685,462	$16,249,638	$—
Changes From Operations:
• Net investment income (loss)	131,284	30,832	250,294	(35,698)	(224,015)	6,260
• Net realized gain (loss) on investments	818,197	38,706	328,467	—	—	(1,071)
• Net change in unrealized appreciation or depreciation on investments	467,758	(119,322)	(1,061,888)	—	—	(14,878)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,417,239	(49,784)	(483,127)	(35,698)	(224,015)	(9,689)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,737,116	1,647	718,554	21,091	4,830,218	410,790
• Contract withdrawals and transfers to annuity reserves	(1,020,236)	(181,160)	(2,186,218)	(1,902,726)	(7,930,243)	(4,326)
• Contract transfers	(338,721)	(41,820)	(361,100)	1,525,600	1,068,141	159,422
	378,159	(221,333)	(1,828,764)	(356,035)	(2,031,884)	565,886
Annuity Reserves:
• Annuity Payments	—	—	(853)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	121	—	—	—
	—	—	(732)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	378,159	(221,333)	(1,829,496)	(356,035)	(2,031,884)	565,886
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,795,398	(271,117)	(2,312,623)	(391,733)	(2,255,899)	556,197
NET ASSETS AT DECEMBER 31, 2014	17,715,838	1,277,569	11,656,989	2,293,729	13,993,739	556,197
Changes From Operations:
• Net investment income (loss)	58,943	13,757	122,813	(24,272)	(188,813)	(2,683)
• Net realized gain (loss) on investments	1,425,948	6,303	48,856	—	—	(12,047)
• Net change in unrealized appreciation or depreciation on investments	(1,862,281)	(76,818)	(810,069)	—	—	(142,453)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(377,390)	(56,758)	(638,400)	(24,272)	(188,813)	(157,183)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,637,285	2,414	530,314	3,651	2,265,616	756,226
• Contract withdrawals and transfers to annuity reserves	(1,345,252)	(200,533)	(1,336,490)	(1,022,644)	(4,759,648)	(148,731)
• Contract transfers	(807,555)	14,807	582,481	(63,630)	2,486,871	673,853
	(515,522)	(183,312)	(223,695)	(1,082,623)	(7,161)	1,281,348
Annuity Reserves:
• Annuity Payments	—	—	(788)	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	115	—	—	—
	—	—	(673)	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(515,522)	(183,312)	(224,368)	(1,082,623)	(7,161)	1,281,348
TOTAL INCREASE (DECREASE) IN NET ASSETS	(892,912)	(240,070)	(862,768)	(1,106,895)	(195,974)	1,124,165
NET ASSETS AT DECEMBER 31, 2015	$16,822,926	$1,037,499	$10,794,221	$1,186,834	$13,797,765	$1,680,362

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	LVIP PIMCO Low Duration Bond Fund Standard Class Subaccount	LVIP PIMCO Low Duration Bond Fund Service Class Subaccount	LVIP SSgA Bond Index Fund Standard Class Subaccount	LVIP SSgA Bond Index Fund Service Class Subaccount	LVIP SSgA Conservative Index Allocation Fund Service Class Subaccount	LVIP SSgA Conservative Structured Allocation Fund Service Class Subaccount	LVIP SSgA Developed International 150 Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$—	$—	$37,763,233	$4,570,224	$9,540,215	$5,757,269
Changes From Operations:
• Net investment income (loss)	—	2,339	—	(29,272)	(9,355)	72,355	80,770
• Net realized gain (loss) on investments	—	6,449	—	103,366	77,898	343,226	375,999
• Net change in unrealized appreciation or depreciation on investments	—	(29,229)	—	1,357,922	60,154	(63,681)	(527,444)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	(20,441)	—	1,432,016	128,697	351,900	(70,675)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	2,259,604	—	3,704,346	552,347	1,242,677	311,345
• Contract withdrawals and transfers to annuity reserves	—	(718,660)	—	(3,340,496)	(266,681)	(1,369,583)	(439,543)
• Contract transfers	—	2,129,658	—	2,608,349	(76,785)	2,410,936	552,632
	—	3,670,602	—	2,972,199	208,881	2,284,030	424,434
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	3,670,602	—	2,972,199	208,881	2,284,030	424,434
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	3,650,161	—	4,404,215	337,578	2,635,930	353,759
NET ASSETS AT DECEMBER 31, 2014	—	3,650,161	—	42,167,448	4,907,802	12,176,145	6,111,028
Changes From Operations:
• Net investment income (loss)	8	474	853	223,492	11,456	47,517	74,414
• Net realized gain (loss) on investments	3	51,366	180	157,843	71,164	169,717	645,725
• Net change in unrealized appreciation or depreciation on investments	(12)	(149,427)	(2,403)	(1,135,616)	(227,131)	(494,442)	(1,127,449)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(1)	(97,587)	(1,370)	(754,281)	(144,511)	(277,208)	(407,310)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,005	6,368,766	86,803	3,994,921	818,861	553,087	312,435
• Contract withdrawals and transfers to annuity reserves	—	(346,149)	(4,471)	(4,299,696)	(820,492)	(1,220,712)	(777,222)
• Contract transfers	—	7,714,936	(2,772)	1,168,716	543,167	(2,352,681)	1,081,467
	1,005	13,737,553	79,560	863,941	541,536	(3,020,306)	616,680
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,005	13,737,553	79,560	863,941	541,536	(3,020,306)	616,680
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,004	13,639,966	78,190	109,660	397,025	(3,297,514)	209,370
NET ASSETS AT DECEMBER 31, 2015	$1,004	$17,290,127	$78,190	$42,277,108	$5,304,827	$8,878,631	$6,320,398

See accompanying notes.

	LVIP SSgA Emerging Markets 100 Fund Standard Class Subaccount	LVIP SSgA Emerging Markets 100 Fund Service Class Subaccount	LVIP SSgA Global Tactical Allocation Managed Volatility Fund Service Class Subaccount	LVIP SSgA International Index Fund Service Class Subaccount	LVIP SSgA International Managed Volatility Fund Service Class Subaccount	LVIP SSgA Large Cap 100 Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$7,506,159	$56,951,026	$12,253,973	$—	$13,049,933
Changes From Operations:
• Net investment income (loss)	—	76,256	289,457	89,170	19,894	73,484
• Net realized gain (loss) on investments	—	(94,936)	802,571	245,828	(2,848)	1,354,492
• Net change in unrealized appreciation or depreciation on investments	—	(344,972)	88,274	(1,284,674)	(141,991)	410,679
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	(363,652)	1,180,302	(949,676)	(124,945)	1,838,655
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	364,408	11,973,786	594,524	1,053,472	440,750
• Contract withdrawals and transfers to annuity reserves	—	(582,380)	(2,828,073)	(886,768)	(11,530)	(1,172,399)
• Contract transfers	—	551,846	3,410,085	739,035	575,725	122,785
	—	333,874	12,555,798	446,791	1,617,667	(608,864)
Annuity Reserves:
• Annuity Payments	—	(318)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	(1)	—	—	—	—
	—	(319)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	333,555	12,555,798	446,791	1,617,667	(608,864)
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	(30,097)	13,736,100	(502,885)	1,492,722	1,229,791
NET ASSETS AT DECEMBER 31, 2014	—	7,476,062	70,687,126	11,751,088	1,492,722	14,279,724
Changes From Operations:
• Net investment income (loss)	495	171,223	857,259	54,392	48,130	91,208
• Net realized gain (loss) on investments	(7)	(222,732)	337,524	289,834	(54,898)	2,648,614
• Net change in unrealized appreciation or depreciation on investments	(3,296)	(1,298,584)	(7,698,714)	(634,812)	(277,140)	(3,656,678)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,808)	(1,350,093)	(6,503,931)	(290,586)	(283,908)	(916,856)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	13,601	469,003	10,403,786	678,560	2,557,777	897,098
• Contract withdrawals and transfers to annuity reserves	—	(724,630)	(3,744,357)	(1,064,631)	(68,913)	(1,559,476)
• Contract transfers	—	477,277	745,240	(279,952)	1,260,178	247,110
	13,601	221,650	7,404,669	(666,023)	3,749,042	(415,268)
Annuity Reserves:
• Annuity Payments	—	(323)	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	(323)	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	13,601	221,327	7,404,669	(666,023)	3,749,042	(415,268)
TOTAL INCREASE (DECREASE) IN NET ASSETS	10,793	(1,128,766)	900,738	(956,609)	3,465,134	(1,332,124)
NET ASSETS AT DECEMBER 31, 2015	$10,793	$6,347,296	$71,587,864	$10,794,479	$4,957,856	$12,947,600

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	LVIP SSgA Large Cap Managed Volatility Fund Service Class Subaccount	LVIP SSgA Moderate Index Allocation Fund Service Class Subaccount	LVIP SSgA Moderate Structured Allocation Fund Service Class Subaccount	LVIP SSgA Moderately Aggressive Index Allocation Fund Service Class Subaccount	LVIP SSgA Moderately Aggressive Structured Allocation Fund Service Class Subaccount	LVIP SSgA S&P 500 Index Fund Standard Class Subaccount	LVIP SSgA S&P 500 Index Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$1,704,721	$12,738,898	$60,676,924	$9,263,504	$24,252,649	$1,891,987	$39,261,760
Changes From Operations:
• Net investment income (loss)	63,321	19,587	406,506	42,409	204,227	2,237	(7,064)
• Net realized gain (loss) on investments	33,112	432,824	1,418,058	217,590	721,009	78,487	2,471,685
• Net change in unrealized appreciation or depreciation on investments	151,653	(119,718)	235,241	(59,903)	(139,463)	115,792	1,829,358
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	248,086	332,693	2,059,805	200,096	785,773	196,516	4,293,979
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	4,007,223	3,898,502	1,755,704	1,218,821	606,569	13,021	2,668,218
• Contract withdrawals and transfers to annuity reserves	(131,266)	(1,221,354)	(3,458,075)	(327,220)	(1,479,416)	(191,597)	(4,668,584)
• Contract transfers	1,574,601	(41,149)	(4,573,558)	158,571	516,885	(131,300)	(35,490)
	5,450,558	2,635,999	(6,275,929)	1,050,172	(355,962)	(309,876)	(2,035,856)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(496)	(2,014)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	41	284
	—	—	—	—	—	(455)	(1,730)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	5,450,558	2,635,999	(6,275,929)	1,050,172	(355,962)	(310,331)	(2,037,586)
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,698,644	2,968,692	(4,216,124)	1,250,268	429,811	(113,815)	2,256,393
NET ASSETS AT DECEMBER 31, 2014	7,403,365	15,707,590	56,460,800	10,513,772	24,682,460	1,778,172	41,518,153
Changes From Operations:
• Net investment income (loss)	26,752	6,423	495,001	(1,505)	216,668	2,083	13,948
• Net realized gain (loss) on investments	14,134	205,349	1,401,082	206,268	649,574	82,467	2,590,461
• Net change in unrealized appreciation or depreciation on investments	(821,054)	(823,329)	(4,290,030)	(633,451)	(2,096,173)	(94,444)	(2,885,359)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(780,168)	(611,557)	(2,393,947)	(428,688)	(1,229,931)	(9,894)	(280,950)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	6,059,571	3,752,185	5,116,850	1,846,368	1,568,588	512	3,645,384
• Contract withdrawals and transfers to annuity reserves	(424,051)	(683,755)	(4,626,275)	(301,518)	(3,903,142)	(149,550)	(3,730,588)
• Contract transfers	2,240,855	306,755	(1,890,142)	(707,122)	202,850	(93,463)	982,748
	7,876,375	3,375,185	(1,399,567)	837,728	(2,131,704)	(242,501)	897,544
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	(522)	(2,059)
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	50	275
	—	—	—	—	—	(472)	(1,784)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	7,876,375	3,375,185	(1,399,567)	837,728	(2,131,704)	(242,973)	895,760
TOTAL INCREASE (DECREASE) IN NET ASSETS	7,096,207	2,763,628	(3,793,514)	409,040	(3,361,635)	(252,867)	614,810
NET ASSETS AT DECEMBER 31, 2015	$14,499,572	$18,471,218	$52,667,286	$10,922,812	$21,320,825	$1,525,305	$42,132,963
See accompanying notes.

	LVIP SSgA Small-Cap Index Fund Standard Class Subaccount	LVIP SSgA Small-Cap Index Fund Service Class Subaccount	LVIP SSgA Small-Cap Managed Volatility Fund Standard Class Subaccount	LVIP SSgA Small-Cap Managed Volatility Fund Service Class Subaccount	LVIP SSgA Small-Mid Cap 200 Fund Standard Class Subaccount	LVIP SSgA Small-Mid Cap 200 Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$15,975,337	$—	$2,049,997	$—	$4,477,174
Changes From Operations:
• Net investment income (loss)	—	(166,751)	28	(20,458)	338	67,164
• Net realized gain (loss) on investments	—	1,253,919	—	2,398	207	312,158
• Net change in unrealized appreciation or depreciation on investments	—	(736,069)	53	(37,497)	(269)	(270,435)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	351,099	81	(55,557)	276	108,887
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	496,987	3,281	4,196,757	10,300	396,328
• Contract withdrawals and transfers to annuity reserves	—	(2,254,555)	(2)	(232,076)	—	(384,834)
• Contract transfers	—	(468,834)	—	3,881,916	51	118,471
	—	(2,226,402)	3,279	7,846,597	10,351	129,965
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	(2,226,402)	3,279	7,846,597	10,351	129,965
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	(1,875,303)	3,360	7,791,040	10,627	238,852
NET ASSETS AT DECEMBER 31, 2014	—	14,100,034	3,360	9,841,037	10,627	4,716,026
Changes From Operations:
• Net investment income (loss)	4	(142,091)	25	(129,037)	364	29,480
• Net realized gain (loss) on investments	30	966,896	—	(30,215)	3,121	718,856
• Net change in unrealized appreciation or depreciation on investments	(120)	(1,687,364)	(801)	(1,465,673)	(5,668)	(1,174,114)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(86)	(862,559)	(776)	(1,624,925)	(2,183)	(425,778)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	999	743,878	5,342	5,727,293	14,756	569,735
• Contract withdrawals and transfers to annuity reserves	—	(1,287,153)	—	(592,862)	(683)	(562,829)
• Contract transfers	—	88,057	—	3,592,748	642	259,161
	999	(455,218)	5,342	8,727,179	14,715	266,067
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	999	(455,218)	5,342	8,727,179	14,715	266,067
TOTAL INCREASE (DECREASE) IN NET ASSETS	913	(1,317,777)	4,566	7,102,254	12,532	(159,711)
NET ASSETS AT DECEMBER 31, 2015	$913	$12,782,257	$7,926	$16,943,291	$23,159	$4,556,315

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	LVIP T. Rowe Price Growth Stock Fund Service Class Subaccount	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class Subaccount	LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class Subaccount	LVIP Templeton Growth Managed Volatility Fund Service Class Subaccount	LVIP U.S. Growth Allocation Managed Risk Fund Service Class Subaccount	LVIP UBS Large Cap Growth Managed Volatility Fund Standard Class Subaccount	LVIP UBS Large Cap Growth Managed Volatility Fund Service Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$10,274,291	$86,359	$5,329,505	$22,173,592	$—	$175,371	$7,015,173
Changes From Operations:
• Net investment income (loss)	(192,096)	(1,365)	(93,398)	11,308	—	(2,809)	(156,766)
• Net realized gain (loss) on investments	624,908	9,846	619,082	399,564	—	15,433	233,505
• Net change in unrealized appreciation or depreciation on investments	344,220	(1,219)	581	(2,123,070)	—	(7,182)	304,604
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	777,032	7,262	526,265	(1,712,198)	—	5,442	381,343
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,472,612	128	539,021	19,395,516	—	34	4,050,244
• Contract withdrawals and transfers to annuity reserves	(698,674)	(10,379)	(400,640)	(1,256,097)	—	(31,005)	(327,929)
• Contract transfers	360,769	(1,303)	54,996	2,939,076	—	(2,778)	1,646,577
	1,134,707	(11,554)	193,377	21,078,495	—	(33,749)	5,368,892
Annuity Reserves:
• Annuity Payments	(327)	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	(1)	—	—	—	—	—	—
	(328)	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,134,379	(11,554)	193,377	21,078,495	—	(33,749)	5,368,892
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,911,411	(4,292)	719,642	19,366,297	—	(28,307)	5,750,235
NET ASSETS AT DECEMBER 31, 2014	12,185,702	82,067	6,049,147	41,539,889	—	147,064	12,765,408
Changes From Operations:
• Net investment income (loss)	(222,515)	(1,511)	(106,666)	(155,097)	89,163	(2,515)	(288,326)
• Net realized gain (loss) on investments	1,368,997	19,882	781,488	(122,370)	(3,396)	5,645	297,372
• Net change in unrealized appreciation or depreciation on investments	(101,320)	(16,578)	(673,412)	(4,969,635)	(383,254)	(3,550)	(118,585)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	1,045,162	1,793	1,410	(5,247,102)	(297,487)	(420)	(109,539)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,306,350	144	376,964	13,325,662	4,722,016	31	7,142,375
• Contract withdrawals and transfers to annuity reserves	(781,275)	(32,262)	(874,519)	(1,995,314)	(175,188)	(9,576)	(557,142)
• Contract transfers	733,448	81,184	623,305	3,777,719	11,029,122	(1,727)	5,755,802
	1,258,523	49,066	125,750	15,108,067	15,575,950	(11,272)	12,341,035
Annuity Reserves:
• Annuity Payments	(372)	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	1	—	—	—	—	—	—
	(371)	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,258,152	49,066	125,750	15,108,067	15,575,950	(11,272)	12,341,035
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,303,314	50,859	127,160	9,860,965	15,278,463	(11,692)	12,231,496
NET ASSETS AT DECEMBER 31, 2015	$14,489,016	$132,926	$6,176,307	$51,400,854	$15,278,463	$135,372	$24,996,904

See accompanying notes.

	LVIP Vanguard Domestic Equity ETF Fund Standard Class Subaccount	LVIP Vanguard Domestic Equity ETF Fund Service Class Subaccount	LVIP Vanguard International Equity ETF Fund Service Class Subaccount	LVIP VIP Contrafund Managed Volatility Portfolio Standard Class Subaccount	LVIP VIP Contrafund Managed Volatility Portfolio Service Class Subaccount	LVIP VIP Mid Cap Managed Volatility Portfolio Service Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$5,510,124	$2,867,025	$—	$5,474,477	$—
Changes From Operations:
• Net investment income (loss)	—	2,251	3,943	—	258,750	1,455
• Net realized gain (loss) on investments	—	239,508	81,311	—	104,206	3,221
• Net change in unrealized appreciation or depreciation on investments	—	350,044	(266,547)	—	280,124	(4,904)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	—	591,803	(181,293)	—	643,080	(228)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	606,588	392,911	—	9,746,108	219,683
• Contract withdrawals and transfers to annuity reserves	—	(297,032)	(183,416)	—	(388,319)	(4,453)
• Contract transfers	—	(75,368)	9,581	—	4,814,450	283,334
	—	234,188	219,076	—	14,172,239	498,564
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	—	234,188	219,076	—	14,172,239	498,564
TOTAL INCREASE (DECREASE) IN NET ASSETS	—	825,991	37,783	—	14,815,319	498,336
NET ASSETS AT DECEMBER 31, 2014	—	6,336,115	2,904,808	—	20,289,796	498,336
Changes From Operations:
• Net investment income (loss)	25	(15,108)	17,313	47	(57,026)	(41,136)
• Net realized gain (loss) on investments	2	300,171	126	(2)	52,287	(9,328)
• Net change in unrealized appreciation or depreciation on investments	(95)	(432,789)	(255,965)	(281)	(2,073,932)	(273,196)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(68)	(147,726)	(238,526)	(236)	(2,078,671)	(323,660)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	1,999	371,617	661,194	4,320	5,900,827	2,539,236
• Contract withdrawals and transfers to annuity reserves	—	(500,852)	(220,298)	(34)	(960,968)	(90,306)
• Contract transfers	—	511,301	560,129	52	8,237,119	2,523,531
	1,999	382,066	1,001,025	4,338	13,176,978	4,972,461
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,999	382,066	1,001,025	4,338	13,176,978	4,972,461
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,931	234,340	762,499	4,102	11,098,307	4,648,801
NET ASSETS AT DECEMBER 31, 2015	$1,931	$6,570,455	$3,667,307	$4,102	$31,388,103	$5,147,137

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	LVIP Wellington Capital Growth Fund Service Class Subaccount	LVIP Wellington Mid-Cap Value Fund Service Class Subaccount	Lord Abbett Series Fund Bond Debenture Portfolio Class VC Subaccount	Lord Abbett Series Fund Developing Growth Portfolio Class VC Subaccount	Lord Abbett Series Fund Fundamental Equity Portfolio Class VC Subaccount	Lord Abbett Series Fund Short Duration Income Portfolio Class VC Subaccount	MFS VIT Core Equity Series Service Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$3,268,512	$5,200,795	$—	$—	$79,807	$—	$49,218
Changes From Operations:
• Net investment income (loss)	(36,891)	(85,370)	2,782	(43)	(368)	685	(607)
• Net realized gain (loss) on investments	202,862	338,103	1,411	(2)	15,284	(1)	1,944
• Net change in unrealized appreciation or depreciation on investments	148,136	80,705	(4,137)	461	(10,124)	(914)	2,898
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	314,107	333,438	56	416	4,792	(230)	4,235
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	167,768	652,925	60,468	16,148	—	35,895	52
• Contract withdrawals and transfers to annuity reserves	(249,702)	(362,644)	—	—	(2,086)	—	(4,240)
• Contract transfers	(88,188)	124,275	602	(252)	(2,018)	—	—
	(170,122)	414,556	61,070	15,896	(4,104)	35,895	(4,188)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(170,122)	414,556	61,070	15,896	(4,104)	35,895	(4,188)
TOTAL INCREASE (DECREASE) IN NET ASSETS	143,985	747,994	61,126	16,312	688	35,665	47
NET ASSETS AT DECEMBER 31, 2014	3,412,497	5,948,789	61,126	16,312	80,495	35,665	49,265
Changes From Operations:
• Net investment income (loss)	(43,860)	(82,547)	7,356	(562)	179	6,232	105
• Net realized gain (loss) on investments	776,050	432,274	624	790	6,529	(78)	22,252
• Net change in unrealized appreciation or depreciation on investments	(477,258)	(515,470)	(16,405)	(14,282)	(10,093)	(9,604)	(21,415)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	254,932	(165,743)	(8,425)	(14,054)	(3,385)	(3,450)	942
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	380,322	358,264	92,660	76,861	—	21,174	13
• Contract withdrawals and transfers to annuity reserves	(233,898)	(543,153)	(4)	(8)	(2,095)	(3,377)	(1,084)
• Contract transfers	626,007	(429,963)	64,387	18,075	(333)	270,058	(49,136)
	772,431	(614,852)	157,043	94,928	(2,428)	287,855	(50,207)
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	772,431	(614,852)	157,043	94,928	(2,428)	287,855	(50,207)
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,027,363	(780,595)	148,618	80,874	(5,813)	284,405	(49,265)
NET ASSETS AT DECEMBER 31, 2015	$4,439,860	$5,168,194	$209,744	$97,186	$74,682	$320,070	$—

See accompanying notes.

	MFS VIT Growth Series Initial Class Subaccount	MFS VIT Growth Series Service Class Subaccount	MFS VIT Total Return Series Initial Class Subaccount	MFS VIT Utilities Series Initial Class Subaccount	MFS VIT Utilities Series Service Class Subaccount	MFS VIT II Core Equity Portfolio Service Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$106,630	$1,236,123	$529,801	$430,117	$14,121,047	$—
Changes From Operations:
• Net investment income (loss)	(1,402)	(18,558)	1,554	2,511	37,020	—
• Net realized gain (loss) on investments	18,219	229,902	49,737	39,736	1,187,384	—
• Net change in unrealized appreciation or depreciation on investments	(9,157)	(141,767)	(16,733)	6,620	215,104	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	7,660	69,577	34,558	48,867	1,439,508	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	7,500	179,400	—	—	853,469	—
• Contract withdrawals and transfers to annuity reserves	(1,043)	(237,748)	(79,371)	(57,099)	(1,732,270)	—
• Contract transfers	(20,726)	(135,410)	(57,810)	(2,514)	154,300	—
	(14,269)	(193,758)	(137,181)	(59,613)	(724,501)	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(14,269)	(193,758)	(137,181)	(59,613)	(724,501)	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,609)	(124,181)	(102,623)	(10,746)	715,007	—
NET ASSETS AT DECEMBER 31, 2014	100,021	1,111,942	427,178	419,371	14,836,054	—
Changes From Operations:
• Net investment income (loss)	(967)	(19,521)	4,534	10,756	320,479	(713)
• Net realized gain (loss) on investments	27,306	148,446	29,122	36,236	1,192,349	5,045
• Net change in unrealized appreciation or depreciation on investments	(20,790)	(64,652)	(40,289)	(109,690)	(3,778,650)	(7,552)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	5,549	64,273	(6,633)	(62,698)	(2,265,822)	(3,220)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	581,442	—	—	815,639	15
• Contract withdrawals and transfers to annuity reserves	(33,564)	(71,013)	(49,367)	(22,202)	(2,312,628)	(16,950)
• Contract transfers	(14,705)	(319,991)	(20,363)	(15,480)	484,108	83,549
	(48,269)	190,438	(69,730)	(37,682)	(1,012,881)	66,614
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(48,269)	190,438	(69,730)	(37,682)	(1,012,881)	66,614
TOTAL INCREASE (DECREASE) IN NET ASSETS	(42,720)	254,711	(76,363)	(100,380)	(3,278,703)	63,394
NET ASSETS AT DECEMBER 31, 2015	$57,301	$1,366,653	$350,815	$318,991	$11,557,351	$63,394

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	MFS VIT II International Value Series Service Class Subaccount	NB AMT Mid Cap Intrinsic Value Portfolio I Class Subaccount	Oppenheimer Global Fund/VA Service Shares Subaccount	Oppenheimer International Growth Fund/VA Service Shares Subaccount	Oppenheimer Main Street Small Cap Fund/VA Service Shares Subaccount	PIMCO VIT All Asset All Authority Portfolio Advisor Class Subaccount	PIMCO VIT Commodity RealReturn Strategy Portfolio Advisor Class Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$3,687,803	$256,078	$—	$—	$—	$3,496,992
Changes From Operations:
• Net investment income (loss)	(2)	(22,137)	(75)	(114)	(37)	3,451	(46,823)
• Net realized gain (loss) on investments	—	268,116	15,877	(2)	31	—	(75,967)
• Net change in unrealized appreciation or depreciation on investments	11	142,038	(12,693)	(677)	1,248	(3,425)	(682,310)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	9	388,017	3,109	(793)	1,242	26	(805,100)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	85,983	6,818	29,482	12,510	100,011	629,387
• Contract withdrawals and transfers to annuity reserves	—	(624,626)	(7,111)	—	—	—	(180,229)
• Contract transfers	2,766	(184,395)	(8,450)	17,620	(559)	—	133,735
	2,766	(723,038)	(8,743)	47,102	11,951	100,011	582,893
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	2,766	(723,038)	(8,743)	47,102	11,951	100,011	582,893
TOTAL INCREASE (DECREASE) IN NET ASSETS	2,775	(335,021)	(5,634)	46,309	13,193	100,037	(222,207)
NET ASSETS AT DECEMBER 31, 2014	2,775	3,352,782	250,444	46,309	13,193	100,037	3,274,785
Changes From Operations:
• Net investment income (loss)	2,743	(28,257)	511	(353)	(193)	2,354	91,382
• Net realized gain (loss) on investments	32,034	209,122	27,361	7,718	4,035	(7,388)	(322,080)
• Net change in unrealized appreciation or depreciation on investments	(17,360)	(463,711)	(18,470)	(11,004)	(8,181)	(15,532)	(791,331)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	17,417	(282,846)	9,402	(3,639)	(4,339)	(20,566)	(1,022,029)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	435,833	24,719	805	80,120	19,403	81,906	386,137
• Contract withdrawals and transfers to annuity reserves	(16,391)	(393,636)	(34,933)	(690)	(738)	(2,134)	(159,928)
• Contract transfers	60,546	(159,028)	(4,547)	49,586	20,417	(55,633)	331,638
	479,988	(527,945)	(38,675)	129,016	39,082	24,139	557,847
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—	—
	—	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	479,988	(527,945)	(38,675)	129,016	39,082	24,139	557,847
TOTAL INCREASE (DECREASE) IN NET ASSETS	497,405	(810,791)	(29,273)	125,377	34,743	3,573	(464,182)
NET ASSETS AT DECEMBER 31, 2015	$500,180	$2,541,991	$221,171	$171,686	$47,936	$103,610	$2,810,603

See accompanying notes.

	PIMCO VIT Emerging Markets Bond Portfolio Advisor Class Subaccount	PIMCO VIT Unconstrained Bond Portfolio Advisor Class Subaccount	Putnam VT Absolute Return 500 Fund Class IB Subaccount	Putnam VT Global Health Care Fund Class IB Subaccount	Putnam VT Growth & Income Fund Class IB Subaccount	Putnam VT Income Fund Class IB Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$—	$—	$174,609	$26,281	$—
Changes From Operations:
• Net investment income (loss)	656	22	—	(2,810)	(308)	—
• Net realized gain (loss) on investments	1,455	—	—	26,448	460	—
• Net change in unrealized appreciation or depreciation on investments	(5,544)	(171)	—	20,795	1,874	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,433)	(149)	—	44,433	2,026	—
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	76,757	56,674	—	408	58	—
• Contract withdrawals and transfers to annuity reserves	—	(7)	—	(30,892)	(1,084)	—
• Contract transfers	—	—	—	42,432	(498)	—
	76,757	56,667	—	11,948	(1,524)	—
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	76,757	56,667	—	11,948	(1,524)	—
TOTAL INCREASE (DECREASE) IN NET ASSETS	73,324	56,518	—	56,381	502	—
NET ASSETS AT DECEMBER 31, 2014	73,324	56,518	—	230,990	26,783	—
Changes From Operations:
• Net investment income (loss)	2,643	8,132	(96)	(5,677)	(128)	(459)
• Net realized gain (loss) on investments	(9,714)	989	125	25,006	789	2
• Net change in unrealized appreciation or depreciation on investments	3,808	(20,558)	(256)	(12,662)	(2,843)	(2,297)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(3,263)	(11,437)	(227)	6,667	(2,182)	(2,754)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	60	344,300	10,542	32,274	40	106,788
• Contract withdrawals and transfers to annuity reserves	(441)	(9,240)	—	(13,205)	(6,287)	(56)
• Contract transfers	(50,203)	683	—	191,697	647	2,608
	(50,584)	335,743	10,542	210,766	(5,600)	109,340
Annuity Reserves:
• Annuity Payments	—	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—	—
	—	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	(50,584)	335,743	10,542	210,766	(5,600)	109,340
TOTAL INCREASE (DECREASE) IN NET ASSETS	(53,847)	324,306	10,315	217,433	(7,782)	106,586
NET ASSETS AT DECEMBER 31, 2015	$19,477	$380,824	$10,315	$448,423	$19,001	$106,586

Lincoln New York Account N for Variable Annuities

Statements of changes in net assets (continued)

Years Ended December 31, 2014 and 2015

	Templeton Foreign VIP Fund Class 4 Subaccount	Templeton Global Bond VIP Fund Class 2 Subaccount	Templeton Global Bond VIP Fund Class 4 Subaccount	Templeton Growth VIP Fund Class 2 Subaccount	Transparent Value Directional Allocation VI Portfolio Class II Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$11,218,740	$—	$3,489,164	$—
Changes From Operations:
• Net investment income (loss)	(78)	369,974	(55)	(10,299)	(3)
• Net realized gain (loss) on investments	1	100,846	(1)	94,559	—
• Net change in unrealized appreciation or depreciation on investments	(788)	(457,113)	(571)	(215,402)	(6)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(865)	13,707	(627)	(131,142)	(9)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	33,547	603,991	36,019	16,870	—
• Contract withdrawals and transfers to annuity reserves	—	(1,278,595)	—	(439,262)	—
• Contract transfers	1,849	275,393	2,094	(118,557)	3,953
	35,396	(399,211)	38,113	(540,949)	3,953
Annuity Reserves:
• Annuity Payments	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—
	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	35,396	(399,211)	38,113	(540,949)	3,953
TOTAL INCREASE (DECREASE) IN NET ASSETS	34,531	(385,504)	37,486	(672,091)	3,944
NET ASSETS AT DECEMBER 31, 2014	34,531	10,833,236	37,486	2,817,073	3,944
Changes From Operations:
• Net investment income (loss)	709	613,684	4,741	23,267	(637)
• Net realized gain (loss) on investments	1,123	(69,875)	(254)	43,954	(34)
• Net change in unrealized appreciation or depreciation on investments	(4,304)	(1,142,529)	(18,249)	(267,133)	(2,240)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(2,472)	(598,720)	(13,762)	(199,912)	(2,911)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	—	583,104	243,576	7,125	56,345
• Contract withdrawals and transfers to annuity reserves	(3)	(1,388,480)	(1,208)	(289,538)	—
• Contract transfers	1,531	(82,521)	109,050	(38,121)	7,763
	1,528	(887,897)	351,418	(320,534)	64,108
Annuity Reserves:
• Annuity Payments	—	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—	—
	—	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	1,528	(887,897)	351,418	(320,534)	64,108
TOTAL INCREASE (DECREASE) IN NET ASSETS	(944)	(1,486,617)	337,656	(520,446)	61,197
NET ASSETS AT DECEMBER 31, 2015	$33,587	$9,346,619	$375,142	$2,296,627	$65,141
See accompanying notes.

	UIF Global Infrastructure Portfolio Class II Subaccount	Van Eck VIP Global Hard Assets Fund Class S Subaccount	Virtus VIT Equity Trend Series Class A Subaccount	Virtus VIT Multi-Sector Fixed Income Series Class A Subaccount
NET ASSETS AT JANUARY 1, 2014	$—	$—	$—	$—
Changes From Operations:
• Net investment income (loss)	(45)	(7)	(23)	726
• Net realized gain (loss) on investments	(1)	—	1,462	—
• Net change in unrealized appreciation or depreciation on investments	(158)	(51)	(1,438)	(1,348)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(204)	(58)	1	(622)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	11,762	10,150	19,632	31,264
• Contract withdrawals and transfers to annuity reserves	—	(70)	—	—
• Contract transfers	718	—	—	—
	12,480	10,080	19,632	31,264
Annuity Reserves:
• Annuity Payments	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—
	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	12,480	10,080	19,632	31,264
TOTAL INCREASE (DECREASE) IN NET ASSETS	12,276	10,022	19,633	30,642
NET ASSETS AT DECEMBER 31, 2014	12,276	10,022	19,633	30,642
Changes From Operations:
• Net investment income (loss)	376	(200)	(173)	3,567
• Net realized gain (loss) on investments	5,808	(121)	(1,071)	(1,072)
• Net change in unrealized appreciation or depreciation on investments	(17,167)	(9,256)	(626)	(6,652)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(10,983)	(9,577)	(1,870)	(4,157)
Changes From Unit Transactions:
Accumulation Units:
• Contract purchases	48,973	16,453	7,006	66,760
• Contract withdrawals and transfers to annuity reserves	(562)	(515)	—	(1,449)
• Contract transfers	7,789	5,402	(9,795)	51,261
	56,200	21,340	(2,789)	116,572
Annuity Reserves:
• Annuity Payments	—	—	—	—
• Receipt (reimbursement) of mortality guarantee adjustments	—	—	—	—
	—	—	—	—
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM UNIT TRANSACTIONS	56,200	21,340	(2,789)	116,572
TOTAL INCREASE (DECREASE) IN NET ASSETS	45,217	11,763	(4,659)	112,415
NET ASSETS AT DECEMBER 31, 2015	$57,493	$21,785	$14,974	$143,057

Lincoln New York Account N for Variable Annuities

Notes to financial statements

December 31, 2015

1. Accounting Policies and Variable Account Information

The Variable Account: Lincoln New York Separate Account N for Variable Annuities (the Variable Account) is a segregated investment account of Lincoln Life & Annuity Company of New York (the Company) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account, which commenced on March 4, 2004, are part of the operations of the Company. The Variable Account consists of twenty-nine products as follows:

• Lincoln ChoicePlus
• Lincoln ChoicePlus Access
• Lincoln ChoicePlus II
• Lincoln ChoicePlus II Access
• Lincoln ChoicePlus II Advance
• Lincoln ChoicePlus II Bonus
• Lincoln ChoicePlus Assurance A Share
• Lincoln ChoicePlus Assurance A Share Fee-Based
• Lincoln ChoicePlus Assurance B Share
• Lincoln ChoicePlus Assurance Bonus
• Lincoln ChoicePlus Assurance C Share
• Lincoln ChoicePlus Assurance L Share
• Lincoln ChoicePlus Design 1
• Lincoln ChoicePlus Design 2
• Lincoln ChoicePlus Design 3	• Lincoln ChoicePlus Assurance A Class
• Lincoln ChoicePlus Assurance B Class
• Lincoln ChoicePlus Signature 1
• Lincoln ChoicePlus Signature 2
• Lincoln ChoicePlus Fusion
• Lincoln InvestmentSolutions
• Lincoln ChoicePlus Assurance Series B-Share
• Lincoln ChoicePlus Assurance Series C-Share
• Lincoln ChoicePlus Assurance Series L-Share
• Lincoln ChoicePlus Assurance (Prime)
• Lincoln Investor Advantage B Share
• Lincoln Investor Advantage C Share
• Lincoln Investor Advantage Fee-Based
• Lincoln Investor Advantage RIA

The assets of the Variable Account are owned by the Company. The Variable Account's assets support the annuity contracts and may not be used to satisfy liabilities arising from any other business of the Company.

Basis of Presentation: The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for unit investment trusts.

Accounting Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions affecting the reported amounts as of the date of the financial statements. Those estimates are inherently subject to change and actual results could differ from those estimates. Included among the material (or potentially material) reported amounts that require use of estimates is the fair value of certain assets.

Investments: The assets of the Variable Account are divided into variable subaccounts, each of which may be invested in shares of one of three hundred eighty-eight available mutual funds (the Funds) of thirty-five diversified, open-ended management investment companies, each Fund with its own investment objective. The Funds are:

AllianceBernstein Variable Products Series Fund, Inc. (AB VPS):

AB VPS Global Thematic Growth Portfolio Class A**

AB VPS Global Thematic Growth Portfolio Class B

AB VPS Growth and Income Portfolio Class A**

AB VPS Growth and Income Portfolio Class B**

AB VPS International Value Portfolio Class A**

AB VPS International Value Portfolio Class B**

AB VPS Large Cap Growth Portfolio Class B

AB VPS Small/Mid Cap Value Portfolio Class A**

AB VPS Small/Mid Cap Value Portfolio Class B

ALPS Variable Investment Trust:

Alps|Alerian Energy Infrastructure Portfolio Class I**

Alps|Alerian Energy Infrastructure Portfolio Class III

Alps|Red Rocks Listed Private Property Equity Portfolio Class I**

Alps|Red Rocks Listed Private Property Equity Portfolio Class III

Alps|Stadion Tactical Defensive Portfolio Class I**

Alps|Stadion Tactical Defensive Portfolio Class III

Alps|Stadion Tactical Growth Portfolio Class I**

Alps|Stadion Tactical Growth Portfolio Class III

American Century Variable Portfolios, Inc. (American Century VP):

American Century VP Inflation Protection Fund Class I**

American Century VP Inflation Protection Fund Class II**

American Funds Insurance Series (American Funds):

American Funds Asset Allocation Fund Class 1**

American Funds Asset Allocation Fund Class 4

American Funds Blue Chip Income and Growth Fund Class 1

American Funds Blue Chip Income and Growth Fund Class 4

American Funds Bond Fund Class 1

American Funds Capital Income Builder Fund Class 1

American Funds Capital Income Builder Fund Class 4

American Funds Global Balanced Fund Class 1**

American Funds Global Bond Fund Class 1

American Funds Global Growth Fund Class 1**

American Funds Global Growth Fund Class 2

American Funds Global Growth Fund Class 4

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

American Funds Global Growth and Income Fund Class 1

American Funds Global Small Capitalization Fund Class 1

American Funds Global Small Capitalization Fund Class 2

American Funds Global Small Capitalization Fund Class 4

American Funds Growth Fund Class 1

American Funds Growth Fund Class 2

American Funds Growth Fund Class 4

American Funds Growth-Income Fund Class 1

American Funds Growth-Income Fund Class 2

American Funds Growth-Income Fund Class 4

American Funds High-Income Bond Fund Class 1

American Funds International Fund Class 1

American Funds International Fund Class 2

American Funds International Fund Class 4

American Funds International Growth and Income Fund Class 1

American Funds Managed Risk Asset Allocation Fund Class P1

American Funds Managed Risk Asset Allocation Fund Class P2

American Funds Managed Risk Blue Chip Income and Growth Fund Class P1**

American Funds Managed Risk Growth Fund Class P1**

American Funds Managed Risk Growth-Income Fund Class P1**

American Funds Managed Risk International Fund Class P1**

American Funds Mortgage Fund Class 1**

American Funds Mortgage Fund Class 4

American Funds New World Fund Class 1

American Funds New World Fund Class 4

American Funds U.S. Government/AAA-Rated Securities Fund Class 1**

BlackRock Variable Series Funds, Inc. (BlackRock):

BlackRock Global Allocation V.I. Fund Class I

BlackRock Global Allocation V.I. Fund Class III

BlackRock iShares Alternative Strategies V.I. Fund Class I**

BlackRock iShares Alternative Strategies V.I. Fund Class III

Delaware VIP Trust (Delaware VIP):

Delaware VIP Diversified Income Series Standard Class

Delaware VIP Diversified Income Series Service Class

Delaware VIP Emerging Markets Series Standard Class**

Delaware VIP Emerging Markets Series Service Class

Delaware VIP High Yield Series Standard Class

Delaware VIP High Yield Series Service Class

Delaware VIP Limited-Term Diversified Income Series Standard Class

Delaware VIP Limited-Term Diversified Income Series Service Class

Delaware VIP REIT Series Standard Class

Delaware VIP REIT Series Service Class

Delaware VIP Small Cap Value Series Standard Class

Delaware VIP Small Cap Value Series Service Class

Delaware VIP Smid Cap Growth Series Standard Class

Delaware VIP Smid Cap Growth Series Service Class

Delaware VIP U.S. Growth Series Standard Class**

Delaware VIP U.S. Growth Series Service Class

Delaware VIP Value Series Standard Class

Delaware VIP Value Series Service Class

Deutsche Variable Series II (Deutsche):

Deutsche Alternative Asset Allocation VIP Portfolio A

Deutsche Alternative Asset Allocation VIP Portfolio B

Deutsche Investments VIT Funds (Deutsche):

Deutsche Equity 500 Index VIP Portfolio A

Deutsche Equity 500 Index VIP Portfolio B**

Deutsche Small Cap Index VIP Portfolio A

Deutsche Small Cap Index VIP Portfolio B**

Eaton Vance Variable Trust (Eaton Vance VT):

Eaton Vance VT Floating-Rate Income Fund Initial Class

Eaton Vance VT Floating-Rate Income Fund Advisor Class**

Fidelity Variable Insurance Products Fund (Fidelity VIP):

Fidelity VIP Contrafund Portfolio Initial Class**

Fidelity VIP Contrafund Portfolio Service Class 2

Fidelity VIP Equity-Income Portfolio Initial Class**

Fidelity VIP Equity-Income Portfolio Service Class 2**

Fidelity VIP Growth Portfolio Initial Class

Fidelity VIP Growth Portfolio Service Class 2

Fidelity VIP Mid Cap Portfolio Initial Class**

Fidelity VIP Mid Cap Portfolio Service Class 2

Fidelity VIP Overseas Portfolio Initial Class**

Fidelity VIP Overseas Portfolio Service Class 2**

Fidelity VIP Strategic Income Portfolio Initial Class**

Fidelity VIP Strategic Income Portfolio Service Class 2

First Trust Variable Insurance Trust:

First Trust Dorsey Wright Tactical Core Portfolio Class I**

First Trust Multi Income Allocation Portfolio Class I

First Trust Multi Income Allocation Portfolio Class II**

First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I

First Trust/Dow Jones Dividend & Income Allocation Portfolio Class II**

Franklin Templeton Variable Insurance Products Trust:

Franklin Founding Funds Allocation VIP Fund Class 1**

Franklin Founding Funds Allocation VIP Fund Class 4

Franklin Income VIP Fund Class 1**

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Franklin Income VIP Fund Class 2

Franklin Income VIP Fund Class 4

Franklin Mutual Shares VIP Fund Class 1**

Franklin Mutual Shares VIP Fund Class 2

Franklin Mutual Shares VIP Fund Class 4

Franklin Rising Dividends VIP Fund Class 1**

Franklin Rising Dividends VIP Fund Class 4

Franklin Small Cap Value VIP Fund Class 1**

Franklin Small Cap Value VIP Fund Class 4

Franklin Small-Mid Cap Growth VIP Fund Class 1**

Franklin Small-Mid Cap Growth VIP Fund Class 2**

Franklin Small-Mid Cap Growth VIP Fund Class 4

Templeton Foreign VIP Fund Class 1**

Templeton Foreign VIP Fund Class 4

Templeton Global Bond VIP Fund Class 1**

Templeton Global Bond VIP Fund Class 2

Templeton Global Bond VIP Fund Class 4

Templeton Growth VIP Fund Class 2

Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT):

Goldman Sachs VIT Large Cap Value Fund Service Class

Goldman Sachs VIT Money Market Fund Institutional Class**

Goldman Sachs VIT Money Market Fund Service Class

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class

Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Institutional Class**

Goldman Sachs VIT Strategic Income Fund Advisor Class

Goldman Sachs VIT Strategic Income Fund Institutional Class**

Guggenheim Funds Rydex Variable Trust:

Guggenheim Long Short Equity Fund

Guggenheim Multi-Hedge Strategies Fund

Hartford Series Fund, Inc.:

Hartford Capital Appreciation HLS Fund Class IA**

Hartford Capital Appreciation HLS Fund Class IC

Hunting VA Funds:

Huntington VA Dividend Capture Fund

Invesco Variable Insurance Funds (Invesco V.I.):

Invesco V.I. American Franchise Fund Series I

Invesco V.I. American Franchise Fund Series II

Invesco V.I. Balanced-Risk Allocation Fund Series I**

Invesco V.I. Balanced-Risk Allocation Fund Series II

Invesco V.I. Comstock Fund Series I**

Invesco V.I. Comstock Fund Series II

Invesco V.I. Core Equity Fund Series I

Invesco V.I. Core Equity Fund Series II

Invesco V.I. Diversified Dividend Fund Series I**

Invesco V.I. Diversified Dividend Fund Series II

Invesco V.I. Equally-Weighted S&P 500 Fund Series I**

Invesco V.I. Equally-Weighted S&P 500 Fund Series II

Invesco V.I. Equity and Income Fund Series I**

Invesco V.I. Equity and Income Fund Series II

Invesco V.I. International Growth Fund Series I

Invesco V.I. International Growth Fund Series II

Ivy Funds Variable Insurance Portfolios (Ivy Funds VIP):

Ivy Funds VIP Asset Strategy Portfolio Class A

Ivy Funds VIP Energy Portfolio Class A

Ivy Funds VIP High Income Portfolio Class A

Ivy Funds VIP Micro Cap Growth Portfolio Class A

Ivy Funds VIP Mid Cap Growth Portfolio Class A

Ivy Funds VIP Science and Technology Portfolio Class A

Janus Aspen Series:

Janus Aspen Balanced Portfolio Service Shares

Janus Aspen Enterprise Portfolio Service Shares

Janus Aspen Global Research Portfolio Service Shares

JPMorgan Insurance Trust:

JPMIT Global Allocation Portfolio Class 1**

JPMIT Global Allocation Portfolio Class 2

JPMIT Income Builder Portfolio Class 1**

JPMIT Income Builder Portfolio Class 2

JPMIT Intrepid Mid Cap Portfolio Class 1**

JPMIT Intrepid Mid Cap Portfolio Class 2

Legg Mason Partners Variable Equity Trust:

ClearBridge Variable Aggressive Growth Portfolio Class I**

ClearBridge Variable Aggressive Growth Portfolio Class II

ClearBridge Variable Mid Cap Core Portfolio Class I**

ClearBridge Variable Mid Cap Core Portfolio Class II

Lincoln Variable Insurance Products Trust (LVIP)*:

LVIP American Balanced Allocation Fund Standard Class

LVIP American Balanced Allocation Fund Service Class

LVIP American Century VP Mid Cap Value Managed Volatility Fund Standard Class**

LVIP American Century VP Mid Cap Value Managed Volatility Fund Service Class

LVIP American Global Balanced Allocation Managed Risk Fund Standard Class

LVIP American Global Balanced Allocation Managed Risk Fund Service Class

LVIP American Global Growth Allocation Managed Risk Fund Standard Class**

LVIP American Global Growth Allocation Managed Risk Fund Service Class

LVIP American Global Growth Fund Service Class II

LVIP American Global Small Capitalization Fund Service Class II

LVIP American Growth Allocation Fund Standard Class**

LVIP American Growth Allocation Fund Service Class

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP American Growth Fund Service Class II

LVIP American Growth-Income Fund Service Class II

LVIP American Income Allocation Fund Standard Class

LVIP American International Fund Service Class II

LVIP American Preservation Fund Standard Class**

LVIP American Preservation Fund Service Class

LVIP AQR Enhanced Global Strategies Fund Standard Class**

LVIP AQR Enhanced Global Strategies Fund Service Class

LVIP Baron Growth Opportunities Fund Standard Class**

LVIP Baron Growth Opportunities Fund Service Class

LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class

LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class

LVIP BlackRock Equity Dividend Managed Volatility Fund Standard Class**

LVIP BlackRock Equity Dividend Managed Volatility Fund Service Class

LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Standard Class**

LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Service Class

LVIP BlackRock Inflation Protected Bond Fund Standard Class

LVIP BlackRock Inflation Protected Bond Fund Service Class

LVIP BlackRock Multi-Asset Income Fund Standard Class**

LVIP BlackRock Multi-Asset Income Fund Service Class

LVIP BlackRock U.S. Opportunities Managed Volatility Fund Standard Class**

LVIP BlackRock U.S. Opportunities Managed Volatility Fund Service Class

LVIP Clarion Global Real Estate Fund Standard Class**

LVIP Clarion Global Real Estate Fund Service Class

LVIP ClearBridge Large Cap Managed Volatility Fund Service Class

LVIP ClearBridge Variable Appreciation Managed Volatility Fund Standard Class

LVIP ClearBridge Variable Appreciation Managed Volatility Fund Service Class

LVIP Delaware Bond Fund Standard Class

LVIP Delaware Bond Fund Service Class

LVIP Delaware Diversified Floating Rate Fund Standard Class

LVIP Delaware Diversified Floating Rate Fund Service Class

LVIP Delaware Foundation Aggressive Allocation Fund Standard Class

LVIP Delaware Foundation Aggressive Allocation Fund Service Class

LVIP Delaware Foundation Conservative Allocation Fund Standard Class**

LVIP Delaware Foundation Conservative Allocation Fund Service Class**

LVIP Delaware Foundation Moderate Allocation Fund Standard Class**

LVIP Delaware Foundation Moderate Allocation Fund Service Class**

LVIP Delaware Social Awareness Fund Standard Class

LVIP Delaware Social Awareness Fund Service Class

LVIP Delaware Special Opportunities Fund Standard Class**

LVIP Delaware Special Opportunities Fund Service Class

LVIP Dimensional International Core Equity Managed Volatility Fund Standard Class**

LVIP Dimensional International Core Equity Managed Volatility Fund Service Class

LVIP Dimensional International Core Equity Fund Standard Class**

LVIP Dimensional International Core Equity Fund Service Class

LVIP Dimensional U.S. Core Equity 1 Fund Standard Class**

LVIP Dimensional U.S. Core Equity 1 Fund Service Class

LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Standard Class**

LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Service Class

LVIP Dimensional U.S. Core Equity 2 Fund Standard Class**

LVIP Dimensional U.S. Core Equity 2 Fund Service Class

LVIP Dimensional/Vanguard Total Bond Fund Standard Class

LVIP Dimensional/Vanguard Total Bond Fund Service Class

LVIP Franklin Mutual Shares VIP Managed Volatility Fund Standard Class

LVIP Franklin Mutual Shares VIP Managed Volatility Fund Service Class

LVIP Franklin Templeton Multi-Asset Opportunities Fund Standard Class**

LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class

LVIP Global Conservative Allocation Managed Risk Fund Standard Class

LVIP Global Conservative Allocation Managed Risk Fund Service Class

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP Global Growth Allocation Managed Risk Fund Standard Class

LVIP Global Growth Allocation Managed Risk Fund Service Class

LVIP Global Income Fund Standard Class**

LVIP Global Income Fund Service Class

LVIP Global Moderate Allocation Managed Risk Fund Standard Class**

LVIP Global Moderate Allocation Managed Risk Fund Service Class

LVIP Goldman Sachs Income Builder Fund Standard Class**

LVIP Goldman Sachs Income Builder Fund Service Class**

LVIP Invesco Diversified Equity-Income Managed Volatility Fund Standard Class**

LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class

LVIP Invesco V.I. Comstock Managed Volatility Fund Standard Class

LVIP Invesco V.I. Comstock Managed Volatility Fund Service Class

LVIP Ivy Mid Cap Growth Managed Volatility Fund Standard Class**

LVIP Ivy Mid Cap Growth Managed Volatility Fund Service Class

LVIP JPMorgan High Yield Fund Standard Class**

LVIP JPMorgan High Yield Fund Service Class

LVIP JPMorgan Mid Cap Value Managed Volatility Fund Standard Class

LVIP JPMorgan Mid Cap Value Managed Volatility Fund Service Class

LVIP Managed Risk Profile 2010 Fund Service Class

LVIP Managed Risk Profile 2020 Fund Service Class

LVIP Managed Risk Profile 2030 Fund Service Class

LVIP Managed Risk Profile 2040 Fund Service Class

LVIP MFS International Growth Fund Standard Class**

LVIP MFS International Growth Fund Service Class

LVIP MFS International Growth Managed Volatility Fund Standard Class**

LVIP MFS International Growth Managed Volatility Fund Service Class

LVIP MFS Value Fund Standard Class**

LVIP MFS Value Fund Service Class

LVIP Mondrian International Value Fund Standard Class

LVIP Mondrian International Value Fund Service Class

LVIP Money Market Fund Standard Class

LVIP Money Market Fund Service Class

LVIP Multi-Manager Global Equity Managed Volatility Fund Standard Class**

LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class

LVIP PIMCO Low Duration Bond Fund Standard Class

LVIP PIMCO Low Duration Bond Fund Service Class

LVIP SSgA Bond Index Fund Standard Class

LVIP SSgA Bond Index Fund Service Class

LVIP SSgA Conservative Index Allocation Fund Standard Class**

LVIP SSgA Conservative Index Allocation Fund Service Class

LVIP SSgA Conservative Structured Allocation Fund Standard Class**

LVIP SSgA Conservative Structured Allocation Fund Service Class

LVIP SSgA Developed International 150 Fund Standard Class**

LVIP SSgA Developed International 150 Fund Service Class

LVIP SSgA Emerging Markets 100 Fund Standard Class

LVIP SSgA Emerging Markets 100 Fund Service Class

LVIP SSgA Global Tactical Allocation Managed Volatility Fund Standard Class**

LVIP SSgA Global Tactical Allocation Managed Volatility Fund Service Class

LVIP SSgA International Index Fund Standard Class**

LVIP SSgA International Index Fund Service Class

LVIP SSgA International Managed Volatility Fund Standard Class**

LVIP SSgA International Managed Volatility Fund Service Class

LVIP SSgA Large Cap 100 Fund Standard Class**

LVIP SSgA Large Cap 100 Fund Service Class

LVIP SSgA Large Cap Managed Volatility Fund Standard Class**

LVIP SSgA Large Cap Managed Volatility Fund Service Class

LVIP SSgA Moderate Index Allocation Fund Standard Class**

LVIP SSgA Moderate Index Allocation Fund Service Class

LVIP SSgA Moderate Structured Allocation Fund Standard Class**

LVIP SSgA Moderate Structured Allocation Fund Service Class

LVIP SSgA Moderately Aggressive Index Allocation Fund Standard Class**

LVIP SSgA Moderately Aggressive Index Allocation Fund Service Class

LVIP SSgA Moderately Aggressive Structured Allocation Fund Standard Class**

LVIP SSgA Moderately Aggressive Structured Allocation Fund Service Class

LVIP SSgA S&P 500 Index Fund Standard Class

LVIP SSgA S&P 500 Index Fund Service Class

LVIP SSgA Small-Cap Index Fund Standard Class

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

LVIP SSgA Small-Cap Index Fund Service Class

LVIP SSgA Small-Cap Managed Volatility Fund Standard Class

LVIP SSgA Small-Cap Managed Volatility Fund Service Class

LVIP SSgA Small-Mid Cap 200 Fund Standard Class

LVIP SSgA Small-Mid Cap 200 Fund Service Class

LVIP T. Rowe Price Growth Stock Fund Standard Class**

LVIP T. Rowe Price Growth Stock Fund Service Class

LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class

LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class

LVIP Templeton Growth Managed Volatility Fund Standard Class**

LVIP Templeton Growth Managed Volatility Fund Service Class

LVIP U.S. Growth Allocation Managed Risk Fund Standard Class**

LVIP U.S. Growth Allocation Managed Risk Fund Service Class

LVIP UBS Large Cap Growth Managed Volatility Fund Standard Class

LVIP UBS Large Cap Growth Managed Volatility Fund Service Class

LVIP Vanguard Domestic Equity ETF Fund Standard Class

LVIP Vanguard Domestic Equity ETF Fund Service Class

LVIP Vanguard International Equity ETF Fund Standard Class**

LVIP Vanguard International Equity ETF Fund Service Class

LVIP VIP Contrafund Managed Volatility Portfolio Standard Class

LVIP VIP Contrafund Managed Volatility Portfolio Service Class

LVIP VIP Mid Cap Managed Volatility Portfolio Standard Class**

LVIP VIP Mid Cap Managed Volatility Portfolio Service Class

LVIP Wellington Capital Growth Fund Standard Class**

LVIP Wellington Capital Growth Fund Service Class

LVIP Wellington Mid-Cap Value Fund Standard Class**

LVIP Wellington Mid-Cap Value Fund Service Class

Lord Abbett Securities Trust (Lord Abbett):

Lord Abbett Series Fund Bond Debenture Portfolio Class VC

Lord Abbett Series Fund Developing Growth Portfolio Class VC

Lord Abbett Series Fund Fundamental Equity Portfolio Class VC

Lord Abbett Series Fund Short Duration Income Portfolio Class VC

MFS Variable Insurance Trust (MFS VIT):

MFS VIT Growth Series Initial Class

MFS VIT Growth Series Service Class

MFS VIT Total Return Series Initial Class

MFS VIT Total Return Series Service Class**

MFS VIT Utilities Series Initial Class

MFS VIT Utilities Series Service Class

MFS Variable Insurance Trust II (MFS VIT II):

MFS VIT II Core Equity Portfolio Service Class

MFS VIT II International Value Series Initial Class**

MFS VIT II International Value Series Service Class

Morgan Stanley Universal Institutional Funds (Morgan Stanley UIF):

Morgan Stanley UIF Capital Growth Portfolio Class II**

Neuberger Berman Advisers Management Trust (NB AMT):

NB AMT Mid Cap Growth Portfolio I Class**

NB AMT Mid Cap Intrinsic Value Portfolio I Class

Oppenheimer Variable Account Funds (Oppenheimer):

Oppenheimer Global Fund/VA Service Shares

Oppenheimer International Growth Fund/VA Non-Service Shares**

Oppenheimer International Growth Fund/VA Service Shares

Oppenheimer Main Street Small Cap Fund/VA Non-Service Shares**

Oppenheimer Main Street Small Cap Fund/VA Service Shares

PIMCO Variable Insurance Trust (PIMCO VIT):

PIMCO VIT All Asset All Authority Portfolio Advisor Class

PIMCO VIT All Asset All Authority Portfolio Institutional Class**

PIMCO VIT CommodityRealReturn Strategy Portfolio Administrative Class**

PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class

PIMCO VIT CommodityRealReturn Strategy Portfolio Institutional Class**

PIMCO VIT Emerging Markets Bond Portfolio Advisor Class

PIMCO VIT Emerging Markets Bond Portfolio Institutional Class**

PIMCO VIT Unconstrained Bond Portfolio Advisor Class

PIMCO VIT Unconstrained Bond Portfolio Institutional Class**

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Putnam Variable Trust (Putnam VT):

Putnam VT Absolute Return 500 Fund Class IA**

Putnam VT Absolute Return 500 Fund Class IB

Putnam VT Global Health Care Fund Class IA**

Putnam VT Global Health Care Fund Class IB

Putnam VT Growth & Income Fund Class IB

Putnam VT Income Fund Class IA**

Putnam VT Income Fund Class IB

SEI Insurance Products Trust (SIPT):

SIPT VP Market Growth Strategy Fund Class II**

SIPT VP Market Growth Strategy Fund Class III**

SIPT VP Market Plus Strategy Fund Class II**

SIPT VP Market Plus Strategy Fund Class III**

Transparent Value Trust:

Transparent Value Directional Allocation VI Portfolio Class I**

Transparent Value Directional Allocation VI Portfolio Class II

The Universal Institutional Funds, Inc. (UIF):

UIF Global Infrastructure Portfolio Class I**

UIF Global Infrastructure Portfolio Class II

Van Eck VIP Trust:

Van Eck VIP Global Hard Assets Fund Class S

Van Eck VIP Global Hard Assets Fund Initial Class**

Virtus Variable Insurance Trust (Virtus VIT):

Virtus VIT Equity Trend Series Class A

Virtus VIT Equity Trend Series Class I**

Virtus VIT Multi-Sector Fixed Income Series Class A

Virtus VIT Multi-Sector Fixed Income Series Class I**

*  Denotes an affiliate of the Company

**  Available fund with no money invested at December 31, 2015

Each subaccount invests in shares of a single underlying Fund. The investment performance of each subaccount will reflect the investment performance of the underlying Fund less separate account expenses. There is no assurance that the investment objective of any underlying Fund will be met. A Fund calculates a daily net asset value per share ("NAV") which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holders investments in the Funds and the amounts reported in the financial statements. The contract holder assumes all of the investment performance risk for the subaccounts selected.

Investments in the Funds are stated at fair value as determined by the closing net asset value per share on December 31, 2015. Net asset value is quoted by the Funds as derived by the fair value of the Funds' underlying investments. The difference between cost and net asset value is reflected as unrealized appreciation or depreciation of investments. There are no redemption restrictions on investments in the Funds.

In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2015-07, "Fair Value Measurement (Topic 820) - Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)." ASU No. 2015-07 requires that investments for which the fair value is measured at NAV using the practical expedient (investments in investees measured at NAV) under "Fair Value Measurements and Disclosures" (Topic 820) be excluded from the fair value hierarchy. ASU No. 2015-07 is effective for interim and annual reporting periods beginning after December 15, 2015. ASU No. 2015-07 is required to be applied retrospectively to all periods presented beginning in the period of adoption. The Variable Account early adopted ASU No. 2015-07 and adoption did not affect the Variable Account's financial condition, results of operations, or cash flows. In accordance with ASU No. 2015-07, the Variable Account's investments in the Funds have not been classified in the fair value hierarchy.

Investment transactions are accounted for on a trade-date basis. The cost of investments sold is determined by the average cost method.

ASU 2013-08, Amendments to the Scope, Measurement, and Disclosure Requirements (Topic 946, Investment Companies) provides accounting guidance for assessing whether an entity is an investment company; considering the entity's purpose and design to determine whether the entity is an investment company. The standard also adds additional disclosure requirements regarding contractually required commitments to investees. Management has evaluated the criteria in the standard and concluded that the Variable Account qualifies as an investment company and therefore will continue to apply the accounting requirements of ASC 946. The adoption of this ASU did not have an effect on our financial condition and results of operations.

Dividends: Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Federal Income Taxes: Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The

Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable or receivable with respect to the Variable Account's net investment income and the net realized gain (loss) on investments.

Annuity Reserves: Reserves on contracts not involving life contingencies are calculated using an assumed investment rate of 3%, 4%, or 5%. Reserves on contracts involving life contingencies are calculated using a modification of the 1983a Individual Annuitant Mortality Table and an assumed investment rate of 3%, 4%, or 5%.

Investment Fund Changes: During 2014, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2014, the 2014 statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2014:

Alps|Alerian Energy Infrastructure Portfolio Class I	LVIP American Century VP Mid Cap Value RPM Fund Service Class
Alps|Alerian Energy Infrastructure Portfolio Class III	LVIP American Growth Allocation Fund Service Class
Alps|Stadion Tactical Defensive Portfolio Class I	LVIP AQR Enhanced Global Strategies Fund Standard Class
Alps|Stadion Tactical Defensive Portfolio Class III	LVIP AQR Enhanced Global Strategies Fund Service Class
American Funds Asset Allocation Fund Class 4	LVIP BlackRock Multi-Asset Income Fund Standard Class
American Funds Blue Chip Income and Growth Fund Class 4	LVIP BlackRock Multi-Asset Income Fund Service Class
American Funds Capital Income Builder Fund Class 1	LVIP ClearBridge Variable Appreciation RPM Fund Standard Class
American Funds Capital Income Builder Fund Class 4	LVIP ClearBridge Variable Appreciation RPM Fund Service Class
American Funds Global Growth Fund Class 4	LVIP Franklin Mutual Shares RPM Fund Standard Class
American Funds Global Small Capitalization Fund Class 4	LVIP Franklin Mutual Shares RPM Fund Service Class
American Funds Growth Fund Class 4	LVIP Franklin Templeton Multi-Asset Opportunities Fund Standard Class
American Funds Growth-Income Fund Class 4	LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class
American Funds International Fund Class 4	LVIP Goldman Sachs Income Builder Fund Standard Class
American Funds Mortgage Fund Class 4	LVIP Goldman Sachs Income Builder Fund Service Class
American Funds New World Fund Class 4	LVIP Invesco Diversified Equity Income RPM Fund Standard Class
ClearBridge Variable Aggressive Growth Portfolio Class I	LVIP Invesco Diversified Equity Income RPM Fund Service Class
ClearBridge Variable Aggressive Growth Portfolio Class II	LVIP Invesco V.I. Comstock RPM Fund Standard Class
ClearBridge Variable Mid Cap Core Portfolio Class I	LVIP Invesco V.I. Comstock RPM Fund Service Class
ClearBridge Variable Mid Cap Core Portfolio Class II	LVIP Managed Risk American Balanced Allocation Fund Service Class
Eaton Vance VT Floating-Rate Income Fund Initial Class	LVIP Managed Risk American Growth Allocation Fund Service Class
Eaton Vance VT Floating-Rate Income Fund Advisor Class	LVIP Multi-Manager Global Equity RPM Fund Standard Class
First Trust Multi Income Allocation Portfolio Class I	LVIP Multi-Manager Global Equity RPM Fund Service Class
First Trust Multi Income Allocation Portfolio Class II	LVIP PIMCO Low Duration Bond Fund Standard Class
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	LVIP PIMCO Low Duration Bond Fund Service Class
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class II	LVIP SSgA International RPM Fund Standard Class
Franklin Founding Funds Allocation VIP Fund Class 1	LVIP SSgA International RPM Fund Service Class
Franklin Founding Funds Allocation VIP Fund Class 4	LVIP VIP Mid Cap RPM Portfolio Standard Class
Franklin Income VIP Fund Class 4	LVIP VIP Mid Cap RPM Portfolio Service Class
Franklin Mutual Shares VIP Fund Class 4	Lord Abbett Series Fund Bond Debenture Portfolio Class VC
Franklin Rising Dividends VIP Fund Class 1	Lord Abbett Series Fund Developing Growth Portfolio Class VC
Franklin Rising Dividends VIP Fund Class 4	Lord Abbett Series Fund Short Duration Income Portfolio Class VC
Franklin Small Cap Value VIP Fund Class 1	MFS VIT II International Value Series Initial Class
Franklin Small Cap Value VIP Fund Class 4	MFS VIT II International Value Series Service Class
Franklin Small-Mid Cap Growth VIP Fund Class 4	Oppenheimer International Growth Fund/VA Non-Service Class
Goldman Sachs VIT Money Market Fund Institutional Class	Oppenheimer International Growth Fund/VA Service Class
Goldman Sachs VIT Money Market Fund Service Class	Oppenheimer Main Street Small Cap Fund/VA Non-Service Class
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class	Oppenheimer Main Street Small Cap Fund/VA Service Class
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Institutional Class	PIMCO VIT All Asset All Authority Portfolio Advisor Class
Goldman Sachs VIT Strategic Income Fund Advisor Class	PIMCO VIT All Asset All Authority Portfolio Institutional Class
Goldman Sachs VIT Strategic Income Fund Institutional Class	PIMCO VIT CommodityRealReturn Strategy Portfolio Institutional Class
Guggenheim Long Short Equity Fund	PIMCO VIT Emerging Markets Bond Portfolio Advisor Class
Guggenheim Multi-Hedge Strategies Fund	PIMCO VIT Emerging Markets Bond Portfolio Institutional Class
Hartford Capital Appreciation HLS Fund Class IA	PIMCO VIT Unconstrained Bond Portfolio Advisor Class
Hartford Capital Appreciation HLS Fund Class IC	PIMCO VIT Unconstrained Bond Portfolio Institutional Class
Invesco V.I. Balanced-Risk Allocation Fund Series I	Putnam VT Absolute Return 500 Fund Class IA
Invesco V.I. Balanced-Risk Allocation Fund Series II	Putnam VT Absolute Return 500 Fund Class IB

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Invesco V.I. Comstock Fund Series I	SIPT VP Market Growth Strategy Fund Class II
Invesco V.I. Comstock Fund Series II	SIPT VP Market Growth Strategy Fund Class III
Invesco V.I. Diversified Dividend Fund Series I	SIPT VP Market Plus Strategy Fund Class II
Invesco V.I. Diversified Dividend Fund Series II	SIPT VP Market Plus Strategy Fund Class III
Invesco V.I. Equally-Weighted S&P 500 Fund Series I	Templeton Foreign VIP Fund Class 1
Invesco V.I. Equally-Weighted S&P 500 Fund Series II	Templeton Foreign VIP Fund Class 4
Invesco V.I. Equity and Income Fund Series I	Templeton Global Bond VIP Fund Class 1
Invesco V.I. Equity and Income Fund Series II	Templeton Global Bond VIP Fund Class 4
Ivy Funds VIP Asset Strategy Portfolio Class A	Transparent Value Directional Allocation VI Portfolio Class I
Ivy Funds VIP Energy Portfolio Class A	Transparent Value Directional Allocation VI Portfolio Class II
Ivy Funds VIP High Income Portfolio Class A	UIF Global Infrastructure Portfolio Class I
Ivy Funds VIP Micro Cap Growth Portfolio Class A	UIF Global Infrastructure Portfolio Class II
Ivy Funds VIP Mid Cap Growth Portfolio Class A	Van Eck VIP Global Hard Assets Fund Class S
Ivy Funds VIP Science and Technology Portfolio Class A	Van Eck VIP Global Hard Assets Fund Initial Class
JPMIT Intrepid Mid Cap Portfolio Class 1	Virtus VIT Multi-Sector Fixed Income Series Class A
JPMIT Intrepid Mid Cap Portfolio Class 2	Virtus VIT Multi-Sector Fixed Income Series Class I
LVIP American Balanced Allocation Fund Service Class	Virtus VIT Premium AlphaSector Series Class A
LVIP American Century VP Mid Cap Value RPM Fund Standard Class	Virtus VIT Premium AlphaSector Series Class I

Also during 2014, the following funds changed their names:

Previous Fund Name	New Fund Name
FTVIPT Franklin Income Securities Fund Class 1	Franklin Income VIP Fund Class 1
FTVIPT Franklin Income Securities Fund Class 2	Franklin Income VIP Fund Class 2
FTVIPT Franklin Small-Mid Cap Growth Securities Fund Class 1	Franklin Small-Mid Cap Growth VIP Fund Class 1
FTVIPT Franklin Small-Mid Cap Growth Securities Fund Class 2	Franklin Small-Mid Cap Growth VIP Fund Class 2
FTVIPT Mutual Shares Securities Fund Class 1**	Franklin Mutual Shares VIP Fund Class 1
FTVIPT Mutual Shares Securities Fund Class 2	Franklin Mutual Shares VIP Fund Class 2
FTVIPT Templeton Global Bond Securities Fund Class 2	Templeton Global Bond VIP Fund Class 2
FTVIPT Templeton Growth Securities Fund Class 2	Templeton Growth VIP Fund Class 2

Also during 2014, the DWS Variable Series II (DWS) family of funds changed its name to the Deutsche Variable Series II (Deutsche) and the DWS Investments VIT Funds (DWS) family of funds changed its name to Deutsche Investments VIT Funds (Deutsche).

During 2014, the Huntington VA Balanced Fund ceased to be available as an investment option to Variable Account Contract owners.

During 2015, the following funds became available as investment options for account contract owners. Accordingly, for the subaccounts that commenced operations during 2015, the 2015 statements of operations and statements of changes in net assets and total return and investment income ratios in note 3 are for the period from the commencement of operations to December 31, 2015:

Alps|Red Rocks Listed Private Property Equity Portfolio Class I	LVIP BlackRock U.S. Opportunities Managed Volatility Fund Standard Class
Alps|Red Rocks Listed Private Property Equity Portfolio Class III	LVIP BlackRock U.S. Opportunities Managed Volatility Fund Service Class
Alps|Stadion Tactical Growth Portfolio Class I	LVIP ClearBridge Large Cap Managed Volatility Fund Service Class
Alps|Stadion Tactical Growth Portfolio Class III	LVIP Dimensional International Core Equity Fund Standard Class
BlackRock iShares Alternative Strategies V.I. Fund Class I	LVIP Dimensional International Core Equity Fund Service Class
BlackRock iShares Alternative Strategies V.I. Fund Class III	LVIP Dimensional U.S. Core Equity 2 Fund Standard Class
Fidelity VIP Strategic Income Portfolio Initial Class	LVIP Dimensional U.S. Core Equity 2 Fund Service Class
Fidelity VIP Strategic Income Portfolio Service Class 2	LVIP U.S. Growth Allocation Managed Risk Fund Service Class
First Trust Dorsey Wright Tactical Core Portfolio Class I	LVIP U.S. Growth Allocation Managed Risk Fund Standard Class
JPMIT Global Allocation Portfolio Class 1	Putnam VT Global Health Care Fund Class IA
JPMIT Global Allocation Portfolio Class 2	Putnam VT Income Fund Class IA
JPMIT Income Builder Portfolio Class 1	Putnam VT Income Fund Class IB
JPMIT Income Builder Portfolio Class 2

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Also during 2015, the following funds changed their names:

Previous Fund Name	New Fund Name
ABVPSF Global Thematic Growth Portfolio Class A	AB VPS Global Thematic Growth Portfolio Class A
ABVPSF Global Thematic Growth Portfolio Class B	AB VPS Global Thematic Growth Portfolio Class B
ABVPSF Growth and Income Portfolio Class A	AB VPS Growth and Income Portfolio Class A
ABVPSF Growth and Income Portfolio Class B	AB VPS Growth and Income Portfolio Class B
ABVPSF International Value Portfolio Class A	AB VPS International Value Portfolio Class A
ABVPSF International Value Portfolio Class B	AB VPS International Value Portfolio Class B
ABVPSF Large Cap Growth Portfolio Class B	AB VPS Large Cap Growth Portfolio Class B
ABVPSF Small/Mid Cap Value Portfolio Class A	AB VPS Small/Mid Cap Value Portfolio Class A
ABVPSF Small/Mid Cap Value Portfolio Class B	AB VPS Small/Mid Cap Value Portfolio Class B
LVIP American Century VP Mid Cap Value RPM Fund Standard Class	LVIP American Century VP Mid Cap Value Managed Volatility Fund Standard Class
LVIP American Century VP Mid Cap Value RPM Fund Service Class	LVIP American Century VP Mid Cap Value Managed Volatility Fund Service Class
LVIP Managed Risk American Balanced Allocation Fund Standard Class	LVIP American Global Balanced Allocation Managed Risk Fund Standard Class
LVIP Managed Risk American Balanced Allocation Fund Service Class	LVIP American Global Balanced Allocation Managed Risk Fund Service Class
LVIP Managed Risk American Growth Allocation Fund Standard Class	LVIP American Global Growth Allocation Managed Risk Fund Standard Class
LVIP Managed Risk American Growth Allocation Fund Service Class	LVIP American Global Growth Allocation Managed Risk Fund Service Class
LVIP BlackRock Emerging Markets RPM Fund Standard Class	LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class
LVIP BlackRock Emerging Markets RPM Fund Service Class	LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class
LVIP BlackRock Equity Dividend RPM Fund Standard Class	LVIP BlackRock Equity Dividend Managed Volatility Fund Standard Class
LVIP BlackRock Equity Dividend RPM Fund Service Class	LVIP BlackRock Equity Dividend Managed Volatility Fund Service Class
LVIP BlackRock Global Allocation V.I. RPM Fund Standard Class	LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Standard Class
LVIP BlackRock Global Allocation V.I. RPM Fund Service Class	LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Service Class
LVIP ClearBridge Variable Appreciation RPM Fund Standard Class	LVIP ClearBridge Variable Appreciation Managed Volatility Fund Standard Class
LVIP ClearBridge Variable Appreciation RPM Fund Service Class	LVIP ClearBridge Variable Appreciation Managed Volatility Fund Service Class
LVIP Dimensional Non-U.S. Equity RPM Fund Standard Class	LVIP Dimensional International Core Equity Managed Volatility Fund Standard Class
LVIP Dimensional Non-U.S. Equity RPM Fund Service Class	LVIP Dimensional International Core Equity Managed Volatility Fund Service Class
LVIP Delaware Growth and Income Fund Standard Class	LVIP Dimensional U.S. Core Equity 1 Fund Standard Class
LVIP Delaware Growth and Income Fund Service Class	LVIP Dimensional U.S. Core Equity 1 Fund Service Class
LVIP Dimensional U.S. Equity RPM Fund Standard Class	LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Standard Class
LVIP Dimensional U.S. Equity RPM Fund Service Class	LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Service Class
LVIP Franklin Mutual Shares RPM Fund Standard Class	LVIP Franklin Mutual Shares VIP Managed Volatility Fund Standard Class
LVIP Franklin Mutual Shares RPM Fund Service Class	LVIP Franklin Mutual Shares VIP Managed Volatility Fund Service Class
LVIP Managed Risk Profile Conservative Fund Standard Class	LVIP Global Conservative Allocation Managed Risk Fund Standard Class
LVIP Managed Risk Profile Conservative Fund Service Class	LVIP Global Conservative Allocation Managed Risk Fund Service Class
LVIP Managed Risk Profile Growth Fund Standard Class	LVIP Global Growth Allocation Managed Risk Fund Standard Class
LVIP Managed Risk Profile Growth Fund Service Class	LVIP Global Growth Allocation Managed Risk Fund Service Class
LVIP Managed Risk Profile Moderate Fund Standard Class	LVIP Global Moderate Allocation Managed Risk Fund Standard Class
LVIP Managed Risk Profile Moderate Fund Service Class	LVIP Global Moderate Allocation Managed Risk Fund Service Class
LVIP Invesco Diversified Equity Income RPM Fund Standard Class	LVIP Invesco Diversified Equity-Income Managed Volatility Fund Standard Class
LVIP Invesco Diversified Equity Income RPM Fund Service Class	LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class
LVIP Invesco V.I. Comstock RPM Fund Standard Class	LVIP Invesco V.I. Comstock Managed Volatility Fund Standard Class
LVIP Invesco V.I. Comstock RPM Fund Service Class	LVIP Invesco V.I. Comstock Managed Volatility Fund Service Class

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

1. Accounting Policies and Variable Account Information (continued)

Previous Fund Name	New Fund Name
LVIP Columbia Small-Mid Cap Growth RPM Fund Standard Class	LVIP Ivy Mid Cap Growth Managed Volatility Fund Standard Class
LVIP Columbia Small-Mid Cap Growth RPM Fund Service Class	LVIP Ivy Mid Cap Growth Managed Volatility Fund Service Class
LVIP JPMorgan Mid Cap Value RPM Fund Standard Class	LVIP JPMorgan Mid Cap Value Managed Volatility Fund Standard Class
LVIP JPMorgan Mid Cap Value RPM Fund Service Class	LVIP JPMorgan Mid Cap Value Managed Volatility Fund Service Class
LVIP MFS International Growth RPM Fund Standard Class	LVIP MFS International Growth Managed Volatility Fund Standard Class
LVIP MFS International Growth RPM Fund Service Class	LVIP MFS International Growth Managed Volatility Fund Service Class
LVIP Multi-Manager Global Equity RPM Fund Standard Class	LVIP Multi-Manager Global Equity Managed Volatility Fund Standard Class
LVIP Multi-Manager Global Equity RPM Fund Service Class	LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class
LVIP SSgA Global Tactical Allocation RPM Fund Standard Class	LVIP SSgA Global Tactical Allocation Managed Volatility Fund Standard Class
LVIP SSgA Global Tactical Allocation RPM Fund Service Class	LVIP SSgA Global Tactical Allocation Managed Volatility Fund Service Class
LVIP SSgA International RPM Fund Standard Class	LVIP SSgA International Managed Volatility Fund Standard Class
LVIP SSgA International RPM Fund Service Class	LVIP SSgA International Managed Volatility Fund Service Class
LVIP SSgA Large Cap RPM Fund Standard Class	LVIP SSgA Large Cap Managed Volatility Fund Standard Class
LVIP SSgA Large Cap RPM Fund Service Class	LVIP SSgA Large Cap Managed Volatility Fund Service Class
LVIP SSgA Small-Cap RPM Fund Standard Class	LVIP SSgA Small-Cap Managed Volatility Fund Standard Class
LVIP SSgA Small-Cap RPM Fund Service Class	LVIP SSgA Small-Cap Managed Volatility Fund Service Class
LVIP Templeton Growth RPM Fund Standard Class	LVIP Templeton Growth Managed Volatility Fund Standard Class
LVIP Templeton Growth RPM Fund Service Class	LVIP Templeton Growth Managed Volatility Fund Service Class
LVIP UBS Large Cap Growth RPM Fund Standard Class	LVIP UBS Large Cap Growth Managed Volatility Fund Standard Class
LVIP UBS Large Cap Growth RPM Fund Service Class	LVIP UBS Large Cap Growth Managed Volatility Fund Service Class
LVIP VIP Contrafund RPM Portfolio Standard Class	LVIP VIP Contrafund Managed Volatility Portfolio Standard Class
LVIP VIP Contrafund RPM Portfolio Service Class	LVIP VIP Contrafund Managed Volatility Portfolio Service Class
LVIP VIP Mid Cap RPM Portfolio Standard Class	LVIP VIP Mid Cap Managed Volatility Portfolio Standard Class
LVIP VIP Mid Cap RPM Portfolio Service Class	LVIP VIP Mid Cap Managed Volatility Portfolio Service Class
LVIP Capital Growth Fund Standard Class	LVIP Wellington Capital Growth Fund Standard Class
LVIP Capital Growth Fund Service Class	LVIP Wellington Capital Growth Fund Service Class
LVIP Mid-Cap Value Fund Standard Class	LVIP Wellington Mid-Cap Value Fund Standard Class
LVIP Mid-Cap Value Fund Service Class	LVIP Wellington Mid-Cap Value Fund Service Class
Virtus VIT Premium AlphaSector Series Class A	Virtus VIT Equity Trend Series Class A
Virtus VIT Premium AlphaSector Series Class I	Virtus VIT Equity Trend Series Class I

Also during 2015, the MFS VIT Core Equity Series Service Class merged into the MFS VIT II Core Equity Portfolio Service Class.

2. Mortality and Expense Guarantees and Other Transactions with Affiliates

Amounts are paid to the Company for mortality and expense guarantees at a percentage of the current value of the Variable Account each day. The mortality and expense risk charges for each of the variable subaccounts are reported in the statements of operations. The ranges of rates are as follows for the twenty-nine contract types within the Variable Account:

•  Lincoln ChoicePlus at a daily rate of .0038356% to .0073973% (1.40% to 2.70% on an annual basis)

•  Lincoln ChoicePlus Access at a daily rate of .0038356% to .0080822% (1.40% to 2.95% on an annual basis)

•  Lincoln ChoicePlus II at a daily rate of .0034247% to .0073973% (1.25% to 2.70% on an annual basis)

•  Lincoln ChoicePlus II Access at a daily rate of .0038356% to .0080822% (1.40% to 2.95% on an annual basis)

•  Lincoln ChoicePlus II Advance at a daily rate of .0038356% to .0082192% (1.40% to 3.00% on an annual basis)

•  Lincoln ChoicePlus II Bonus at a daily rate of .0038356% to .0079452% (1.40% to 2.90% on an annual basis)

•  Lincoln ChoicePlus Assurance A Share at a daily rate of .0016438% to .0063014% (0.60% to 2.30% on an annual basis)

•  Lincoln ChoicePlus Assurance A Share Fee-Based at a daily rate of .0016438% to .0058904% (0.60% to 2.15% on an annual basis)

•  Lincoln ChoicePlus Assurance B Share at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis)

•  Lincoln ChoicePlus Assurance Bonus at a daily rate of .0038356% to .0083562% (1.40% to 3.05% on an annual basis)

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

2. Mortality and Expense Guarantees and Other Transactions with Affiliates (continued)

•  Lincoln ChoicePlus Assurance C Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis)

•  Lincoln ChoicePlus Assurance L Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis)

•  Lincoln ChoicePlus Design 1 at a daily rate of .0030137% to .0072603% (1.10% to 2.65% on an annual basis)

•  Lincoln ChoicePlus Design 2 at a daily rate of .0030137% to .0084932% (1.10% to 3.10% on an annual basis)

•  Lincoln ChoicePlus Design 3 at a daily rate of .0030137% to .0084932% (1.10% to 3.10% on an annual basis)

•  Lincoln ChoicePlus Assurance A Class at a daily rate of .0016438% to .0063014% (.60% to 2.30% on an annual basis)

•  Lincoln ChoicePlus Assurance B Class at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis)

•  Lincoln ChoicePlus Signature 1 at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis)

•  Lincoln ChoicePlus Signature 2 at a daily rate of .0038356% to .0086301% (1.40% to 3.15% on an annual basis)

•  Lincoln ChoicePlus Fusion at a daily rate of .0021918% to .0064384% (0.80% to 2.35% on an annual basis)

•  Lincoln InvestmentSolutions at a daily rate of .0016438% to .0058904% (0.60% to 2.15% on an annual basis)

•  Lincoln ChoicePlus Assurance Series B-Share at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis)

•  Lincoln ChoicePlus Assurance Series C-Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis)

•  Lincoln ChoicePlus Assurance Series L-Share at a daily rate of .0038356% to .0087671% (1.40% to 3.20% on an annual basis)

•  Lincoln ChoicePlus Assurance (Prime) at a daily rate of .0034247% to .0076712% (1.25% to 2.80% on an annual basis)

•  Lincoln Investor Advantage B Share at a daily rate of .0026027% to .0041096% (0.95% to 1.50% on an annual basis).

•  Lincoln Investor Advantage C Share at a daily rate of .0026027% to .0045205% (0.95% to 1.65% on an annual basis).

•  Lincoln Investor Advantage Fee-Based at a daily rate of .0004110% to .0019178% (0.15% to 0.70% on an annual basis).

•  Lincoln Investor Advantage RIA at a daily rate of .0006849% to .0021918% (0.25% to 0.80% on an annual basis).

During May, 2013, the fund replacements listed below occurred in certain products. The replacement funds have higher fund expenses than the funds they replaced, so the Company enacted a mortality and expense guarantee (M&E) reduction to ensure that overall fund expenses were the same after the replacement. The M&E reduction will last for a period of at least two years. The fund replacements were as follows:

Previous Fund Name	Replacement Fund Name	M&E Reduction
ABVPSF International Value Class B Portfolio	LVIP Mondrian International Value Service Class Fund	0.02%
American Century VP Inflation Protection Class II Fund	LVIP BlackRock Inflation Protected Bond Service Class Fund	0.06%

The Company charges an annual account fee which varies by product. Refer to the product prospectus for the account fee rate. The account fees are for items such as processing applications, issuing contracts, policy value calculation, confirmations and periodic reports. The Company, upon surrender of a policy, may assess a surrender charge. Amounts retained by the Company for account fees and surrender charges for 2015 and 2014 were $19,190,000 and $15,165,043, respectively.

For the Lincoln ChoicePlus Assurance A Share, Lincoln ChoicePlus Assurance A Share Fee-Based and Lincoln ChoicePlus Assurance A Class products, a front-end load or sales charge is applied as a percentage (5.75% maximum) to all gross purchase payments. For the Lincoln ChoicePlus Fusion product, a premium based charge or sales charge is applied on a quarterly basis over a seven year period as a percentage (.175% maximum per quarter) of all purchase payments received. For the years ending December 31, 2015 and 2014, sales charges amounted to $24,649 and $98,790, respectively.

Surrender, contract and all other charges are included within Contract withdrawals on the Statements of Changes in Net Assets.

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights

A summary of the fee rates, unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for each year or period in the five years ended December 31, 2015, follows:

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
AB VPS Global Thematic Growth Portfolio Class B
	2015		0.80%	2.80%	$5.01	$19.91	137,553	$1,855,572	-0.19%	1.83%	0.00%
	2014		0.80%	2.80%	4.96	19.71	151,544	2,039,647	1.91%	3.97%	0.00%
	2013		0.80%	2.80%	4.81	19.11	144,363	1,833,989	19.53%	21.95%	0.02%
	2012		0.80%	2.80%	3.98	15.79	149,736	1,523,201	10.11%	12.33%	0.00%
	2011		0.80%	2.80%	3.57	14.17	179,285	1,470,750	-25.53%	-24.38%	0.32%
AB VPS Growth and Income Portfolio Class B
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.17%
	2012		0.75%	2.90%	10.11	17.24	436,360	6,090,727	13.89%	16.37%	1.32%
	2011		0.75%	2.90%	8.84	14.94	536,919	6,478,091	3.14%	5.28%	1.11%
AB VPS International Value Portfolio Class B
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	2.15%
	2012		0.65%	2.90%	6.32	10.48	1,042,035	7,099,576	11.04%	13.46%	1.36%
	2011		0.65%	2.95%	5.69	9.26	1,140,746	6,923,014	-21.67%	-19.96%	4.02%
AB VPS Large Cap Growth Portfolio Class B
	2015		1.40%	1.70%	10.51	24.53	31,214	437,490	8.99%	9.31%	0.00%
	2014		1.40%	1.70%	9.64	22.48	34,472	452,466	11.92%	12.26%	0.00%
	2013		1.40%	1.70%	8.61	20.07	46,398	558,067	34.69%	35.10%	0.00%
	2012		1.40%	1.70%	6.39	14.88	59,389	554,120	14.17%	14.53%	0.03%
	2011		1.40%	1.70%	5.59	13.02	77,039	640,426	-4.90%	-4.62%	0.09%
AB VPS Small/Mid Cap Value Portfolio Class B
	2015		0.65%	2.95%	16.31	34.62	379,010	8,949,365	-8.44%	-6.30%	0.51%
	2014		0.65%	2.95%	17.50	37.31	419,636	10,691,210	5.78%	8.18%	0.45%
	2013		0.65%	2.95%	16.43	34.80	476,268	11,361,231	33.64%	36.74%	0.46%
	2012		0.65%	2.95%	12.06	25.69	412,122	7,271,360	15.08%	17.70%	0.29%
	2011		0.65%	2.90%	10.37	22.03	468,555	7,128,131	-10.93%	-9.21%	0.28%
Alps|Alerian Energy Infrastructure Portfolio Class III
	2015		1.10%	1.65%	6.29	6.30	14,975	93,888	-38.70%	-38.61%	0.79%
	2014	8/27/14	1.10%	1.25%	10.26	10.27	2,553	26,214	-7.72%	-2.08%	0.20%
Alps|Red Rocks Listed Private Property Equity Portfolio Class III
	2015	11/20/15	1.10%	1.10%	9.18	9.18	2,203	20,236	-2.09%	-2.09%	0.09%
Alps|Stadion Tactical Defensive Portfolio Class III
	2015		1.10%	1.25%	9.39	9.39	3,542	33,290	-10.47%	-10.47%	0.10%
	2014	11/10/14	1.25%	1.25%	10.48	10.48	1,654	17,354	0.77%	0.77%	0.00%
Alps|Stadion Tactical Growth Portfolio Class III
	2015	12/17/15	1.25%	1.25%	9.43	9.43	1,321	12,461	-0.36%	-0.36%	0.00%
American Century VP Inflation Protection Fund Class II
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	0.49%
	2012		0.75%	2.95%	12.24	14.58	1,699,722	23,319,212	4.37%	6.58%	2.39%
	2011		0.75%	2.85%	11.72	13.75	1,915,538	24,940,164	8.61%	10.91%	4.05%
American Funds Asset Allocation Fund Class 4
	2015		1.10%	1.25%	10.32	10.32	165,997	1,711,934	0.04%	0.04%	2.98%
	2014	12/4/14	1.10%	1.10%	10.31	10.31	2,895	29,881	-0.78%	-0.78%	1.44%
American Funds Blue Chip Income and Growth Fund Class 1
	2015	2/19/15	0.60%	1.65%	15.02	15.77	6,457	97,300	-6.06%	-5.10%	2.22%
American Funds Blue Chip Income and Growth Fund Class 4
	2015		1.10%	1.50%	10.45	10.45	43,355	452,944	-4.27%	-4.27%	2.33%
	2014	8/27/14	1.10%	1.10%	10.92	10.92	15,250	166,485	3.28%	3.28%	1.05%
American Funds Bond Fund Class 1
	2015		0.65%	0.65%	11.05	11.05	2,080	22,998	-0.20%	-0.20%	1.96%
	2014	11/7/14	0.65%	0.65%	11.08	11.08	1,875	20,772	0.38%	0.38%	1.83%
American Funds Capital Income Builder Fund Class 1
	2015	4/29/15	0.60%	0.65%	9.74	9.75	2,093	20,423	-6.04%	-5.46%	1.98%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds Capital Income Builder Fund Class 4
	2015		1.10%	1.50%	$9.59	$9.59	87,751	$838,270	-2.87%	-2.87%	2.65%
	2014	9/2/14	1.10%	1.10%	9.87	9.87	16,071	158,607	-2.68%	-2.68%	1.11%
American Funds Global Bond Fund Class 1
	2015		0.65%	0.65%	9.99	9.99	1,769	17,681	-4.37%	-4.37%	0.10%
	2014	4/14/14	0.65%	0.65%	10.45	10.45	611	6,389	-2.61%	-2.61%	2.60%
American Funds Global Growth Fund Class 2
	2015		0.75%	2.95%	16.17	24.01	629,504	13,608,615	3.83%	6.14%	1.01%
	2014		0.75%	2.95%	15.22	22.74	668,788	13,835,177	-0.66%	1.55%	1.14%
	2013		0.65%	2.95%	15.03	22.50	739,139	15,237,911	25.42%	28.34%	1.22%
	2012		0.65%	2.95%	12.18	17.64	854,882	13,954,665	19.00%	21.76%	0.84%
	2011		0.65%	2.95%	10.12	14.57	1,078,424	14,686,240	-11.45%	-9.47%	1.30%
American Funds Global Growth Fund Class 4
	2015		1.10%	1.25%	10.83	10.85	32,095	348,179	5.36%	5.52%	1.75%
	2014	11/24/14	1.10%	1.25%	10.27	10.28	3,096	31,838	-1.89%	1.70%	0.84%
American Funds Global Growth and Income Fund Class 1
	2015		0.65%	0.65%	13.55	13.55	3,264	44,226	-1.78%	-1.78%	2.32%
	2014	11/7/14	0.65%	0.65%	13.79	13.79	2,631	36,305	0.85%	0.85%	3.25%
American Funds Global Small Capitalization Fund Class 1
	2015		0.65%	0.65%	20.14	20.14	344	6,934	-0.15%	-0.15%	0.00%
	2014	4/14/14	0.65%	0.65%	20.17	20.17	164	3,317	2.17%	2.17%	0.57%
American Funds Global Small Capitalization Fund Class 2
	2015		0.65%	3.00%	12.98	34.66	439,088	9,399,543	-2.70%	-0.38%	0.00%
	2014		0.65%	3.00%	13.32	35.13	495,088	10,829,947	-0.90%	1.46%	0.12%
	2013		0.65%	3.00%	13.18	34.95	564,393	12,580,733	24.68%	27.45%	0.87%
	2012		0.65%	2.85%	10.39	27.69	621,975	11,286,319	14.86%	17.41%	1.33%
	2011		0.65%	2.85%	8.95	23.81	692,771	11,248,051	-21.42%	-19.67%	1.30%
American Funds Global Small Capitalization Fund Class 4
	2015		1.10%	1.25%	9.98	9.98	19,072	190,064	-1.11%	-1.11%	0.00%
	2014	11/10/14	1.10%	1.10%	10.09	10.09	345	3,486	0.90%	0.90%	0.06%
American Funds Growth Fund Class 1
	2015		0.65%	0.65%	24.66	24.66	847	20,881	6.43%	6.43%	1.07%
	2014	4/14/14	0.65%	0.65%	23.17	23.17	412	9,550	11.36%	11.36%	1.91%
American Funds Growth Fund Class 2
	2015		0.65%	3.15%	14.73	30.17	2,659,543	60,948,444	3.54%	6.16%	0.57%
	2014		0.65%	3.15%	14.17	28.69	3,093,198	67,575,915	5.14%	7.81%	0.74%
	2013		0.65%	3.15%	13.43	26.87	3,771,989	77,802,219	26.07%	29.26%	0.91%
	2012		0.65%	3.15%	10.54	20.98	4,375,203	70,844,749	14.35%	17.13%	0.77%
	2011		0.65%	3.05%	9.09	18.09	5,156,890	72,176,503	-6.97%	-4.90%	0.58%
American Funds Growth Fund Class 4
	2015		1.10%	1.50%	11.27	11.30	106,564	1,203,589	5.26%	5.42%	1.20%
	2014	10/31/14	1.10%	1.25%	10.71	10.72	26,061	279,401	1.25%	2.43%	0.83%
American Funds Growth-Income Fund Class 1
	2015		0.65%	1.65%	23.21	23.21	3,180	65,481	1.06%	1.06%	1.85%
	2014	4/14/14	0.65%	0.65%	22.96	22.96	791	18,165	11.80%	11.80%	2.25%
American Funds Growth-Income Fund Class 2
	2015		0.65%	3.15%	13.94	25.97	3,099,742	61,712,883	-1.69%	0.80%	1.26%
	2014		0.65%	3.15%	14.13	26.01	3,489,626	69,770,129	7.20%	9.92%	1.24%
	2013		0.65%	3.15%	13.13	23.89	4,098,387	75,688,415	29.36%	32.64%	1.32%
	2012		0.65%	3.15%	10.11	18.19	4,789,325	67,763,467	13.95%	16.72%	1.55%
	2011		0.65%	3.05%	9.00	15.73	5,583,881	69,009,673	-4.59%	-2.47%	1.48%
American Funds Growth-Income Fund Class 4
	2015		1.10%	1.50%	10.64	10.67	119,411	1,271,030	-0.05%	0.10%	1.77%
	2014	10/31/14	1.10%	1.25%	10.65	10.66	32,526	346,647	0.28%	0.49%	2.01%
American Funds High-Income Bond Fund Class 1
	2015		0.65%	0.65%	10.71	10.71	916	9,813	-7.55%	-7.55%	7.57%
	2014	4/14/14	0.65%	0.65%	11.59	11.59	417	4,832	-2.13%	-2.13%	9.04%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
American Funds International Fund Class 1
	2015		0.60%	1.65%	$15.32	$15.32	5,802	$80,519	-4.87%	-4.87%	2.08%
	2014	11/7/14	0.65%	0.65%	16.10	16.10	1,258	20,266	-1.11%	-1.11%	1.60%
American Funds International Fund Class 2
	2015		0.65%	3.05%	9.95	25.14	1,406,381	24,826,920	-7.39%	-5.14%	1.44%
	2014		0.65%	3.05%	10.74	26.76	1,533,452	28,907,158	-5.57%	-3.28%	1.30%
	2013		0.65%	3.05%	11.37	27.93	1,768,504	35,196,795	17.98%	20.85%	1.32%
	2012		0.65%	3.05%	9.64	23.34	2,014,810	34,001,937	14.37%	17.14%	1.41%
	2011		0.65%	3.05%	9.16	20.11	2,328,671	34,308,332	-16.39%	-14.61%	1.70%
American Funds International Fund Class 4
	2015		1.10%	1.25%	8.95	8.97	63,127	566,104	-5.93%	-5.79%	1.76%
	2014	11/3/14	1.10%	1.25%	9.51	9.52	26,251	249,972	-3.65%	-1.93%	1.35%
American Funds International Growth and Income Fund Class 1
	2015		0.65%	0.65%	10.97	10.97	892	9,782	-5.95%	-5.95%	3.05%
	2014	4/14/14	0.65%	0.65%	11.66	11.66	403	4,706	-4.16%	-4.16%	5.25%
American Funds Managed Risk Asset Allocation Fund Class P1
	2015	10/12/15	0.60%	0.60%	12.43	12.43	540	6,715	0.34%	0.34%	0.75%
American Funds Managed Risk Asset Allocation Fund Class P2
	2015		1.30%	1.55%	11.97	12.06	289,192	3,470,772	-2.59%	-2.35%	1.82%
	2014	9/17/14	1.30%	1.55%	12.29	12.35	11,925	146,949	-0.49%	3.37%	0.08%
American Funds Mortgage Fund Class 4
	2015		1.10%	1.25%	10.19	10.19	2,479	25,217	0.52%	0.52%	1.48%
	2014	12/12/14	1.10%	1.10%	10.14	10.14	491	4,981	-0.44%	-0.44%	0.82%
American Funds New World Fund Class 1
	2015		0.65%	1.65%	9.84	9.84	2,369	22,743	-3.58%	-3.58%	0.92%
	2014	4/14/14	0.65%	0.65%	10.21	10.21	702	7,173	-6.64%	-6.64%	3.56%
American Funds New World Fund Class 4
	2015		1.10%	1.25%	8.65	8.68	37,696	326,989	-4.57%	-4.43%	0.60%
	2014	9/19/14	1.10%	1.25%	9.07	9.08	5,725	51,963	-9.99%	-2.77%	1.33%
BlackRock Global Allocation V.I. Fund Class I
	2015	4/29/15	0.60%	0.65%	15.27	15.33	1,322	20,185	-6.20%	-5.64%	1.46%
BlackRock Global Allocation V.I. Fund Class III
	2015		0.60%	2.95%	11.57	15.03	4,069,601	57,150,772	-3.88%	-1.64%	1.04%
	2014		0.65%	2.95%	12.03	15.29	4,089,426	58,884,936	-1.03%	1.27%	2.27%
	2013		0.65%	2.95%	12.15	15.09	4,032,256	57,752,118	11.09%	13.67%	1.05%
	2012		0.65%	2.95%	10.93	13.28	4,188,108	53,306,946	6.77%	9.25%	1.63%
	2011		0.65%	2.95%	11.47	12.12	3,002,359	35,368,810	-6.35%	-4.36%	3.46%
BlackRock iShares Alternative Strategies V.I. Fund Class III
	2015	6/10/15	1.10%	1.10%	9.39	9.39	671	6,304	-3.83%	-3.83%	4.63%
ClearBridge Variable Aggressive Growth Portfolio Class II
	2015		1.10%	1.25%	10.78	10.81	13,911	150,286	-3.16%	-3.01%	0.12%
	2014	9/19/14	1.10%	1.25%	11.14	11.15	3,962	44,147	0.58%	1.62%	0.00%
ClearBridge Variable Mid Cap Core Portfolio Class II
	2015		0.65%	2.30%	10.59	10.67	71,414	758,557	0.42%	0.87%	0.04%
	2014	6/16/14	1.10%	1.70%	10.54	10.58	66,068	697,171	1.86%	3.25%	0.16%
Delaware VIP Diversified Income Series Standard Class
	2015		0.65%	1.65%	14.45	14.45	5,727	70,159	-1.72%	-1.72%	3.24%
	2014	4/14/14	0.65%	0.65%	14.70	14.70	897	13,192	1.74%	1.74%	0.47%
Delaware VIP Diversified Income Series Service Class
	2015		0.65%	3.20%	9.80	16.42	4,922,560	73,530,214	-4.45%	-1.98%	2.79%
	2014		0.65%	3.20%	10.43	16.85	4,705,731	72,420,325	1.93%	4.30%	1.94%
	2013		0.65%	2.95%	10.22	16.25	3,899,835	58,071,063	-4.29%	-2.06%	2.13%
	2012		0.65%	3.00%	10.68	16.70	3,536,938	54,548,785	3.77%	6.18%	2.97%
	2011		0.65%	2.95%	10.89	15.82	3,337,234	49,236,875	3.17%	5.46%	3.86%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Delaware VIP Emerging Markets Series Service Class
	2015		0.75%	3.00%	$7.62	$28.69	1,004,069	$14,521,174	-17.30%	-15.41%	0.58%
	2014		0.65%	3.00%	9.19	34.22	998,479	17,316,487	-10.98%	-8.95%	0.41%
	2013		0.75%	3.00%	10.29	37.92	1,002,371	19,406,908	6.67%	9.04%	1.50%
	2012		0.75%	2.95%	10.13	35.09	1,055,486	18,929,903	10.87%	13.33%	0.75%
	2011		0.75%	2.95%	9.04	31.24	1,039,810	16,687,302	-22.21%	-20.60%	1.57%
Delaware VIP High Yield Series Standard Class
	2015		1.40%	2.35%	14.89	20.18	19,981	389,145	-8.77%	-7.90%	6.92%
	2014		1.40%	2.35%	16.32	21.91	26,770	567,264	-2.60%	-1.67%	7.55%
	2013		1.40%	2.35%	16.76	22.28	37,992	826,165	6.68%	7.70%	6.82%
	2012		1.40%	2.35%	15.95	20.69	35,930	723,989	15.32%	16.19%	8.61%
	2011		1.40%	2.15%	13.83	17.81	36,910	654,742	0.20%	0.96%	8.35%
Delaware VIP High Yield Series Service Class
	2015		0.75%	2.90%	11.11	24.61	398,177	7,483,713	-9.54%	-7.57%	6.80%
	2014		0.75%	2.90%	12.28	26.85	511,722	10,616,688	-3.38%	-1.28%	6.57%
	2013		0.75%	2.90%	12.71	27.43	620,578	13,186,809	5.86%	8.16%	7.20%
	2012		0.75%	2.90%	12.01	25.58	691,486	13,827,142	14.00%	16.48%	8.70%
	2011		0.75%	2.90%	13.07	22.15	835,834	14,546,042	-0.50%	1.56%	8.12%
Delaware VIP Limited-Term Diversified Income Series Standard Class
	2015		0.65%	0.65%	11.51	11.51	998	11,493	0.14%	0.14%	1.70%
	2014	11/7/14	0.65%	0.65%	11.49	11.49	899	10,329	-0.03%	-0.03%	0.26%
Delaware VIP Limited-Term Diversified Income Series Service Class
	2015		0.65%	3.15%	8.98	12.20	3,417,502	38,420,475	-2.49%	-0.02%	1.45%
	2014		0.65%	3.15%	9.21	12.20	3,591,910	40,806,990	-1.70%	0.79%	1.34%
	2013		0.65%	3.15%	9.37	12.11	2,717,810	30,854,743	-4.39%	-1.97%	1.27%
	2012		0.65%	3.15%	10.52	12.35	2,055,629	24,029,694	-0.36%	1.86%	1.43%
	2011		0.65%	2.85%	10.34	12.13	1,834,871	21,274,247	-0.32%	1.89%	1.60%
Delaware VIP REIT Series Standard Class
	2015		1.40%	2.35%	17.32	42.00	15,831	651,445	1.54%	2.30%	1.22%
	2014		1.40%	2.15%	17.06	41.06	16,109	652,100	26.71%	27.66%	1.43%
	2013		1.40%	2.15%	13.46	32.16	22,644	720,354	-0.03%	0.72%	1.56%
	2012		1.40%	2.15%	13.46	31.93	24,486	773,381	14.45%	15.32%	1.59%
	2011		1.40%	2.15%	11.76	27.69	27,514	753,942	8.60%	9.42%	1.54%
Delaware VIP REIT Series Service Class
	2015		0.80%	2.90%	13.49	37.20	506,696	12,001,187	0.56%	2.70%	1.04%
	2014		0.75%	2.90%	13.40	36.44	573,464	13,772,309	25.43%	28.18%	1.13%
	2013		0.75%	2.90%	10.66	28.62	616,526	11,839,293	-0.99%	1.11%	1.31%
	2012		0.80%	2.90%	10.62	28.48	582,359	11,894,019	13.33%	15.68%	1.32%
	2011		0.80%	2.85%	11.15	24.77	613,499	11,310,658	7.67%	9.25%	1.31%
Delaware VIP Small Cap Value Series Standard Class
	2015		1.40%	2.15%	17.14	36.97	17,367	633,034	-8.22%	-7.52%	0.72%
	2014		1.40%	2.15%	18.67	39.98	18,297	720,826	3.61%	4.39%	0.54%
	2013		1.40%	2.15%	18.02	38.30	23,229	878,504	30.67%	31.65%	0.70%
	2012		1.40%	2.15%	13.79	29.09	24,902	715,276	11.48%	12.32%	0.61%
	2011		1.40%	2.15%	12.37	25.90	30,435	779,490	-3.43%	-2.70%	0.51%
Delaware VIP Small Cap Value Series Service Class
	2015		0.65%	2.95%	14.40	35.17	720,580	16,698,250	-9.18%	-7.07%	0.48%
	2014		0.65%	2.95%	15.82	38.23	799,511	20,289,792	2.55%	4.93%	0.34%
	2013		0.65%	2.95%	15.40	36.80	863,284	21,424,576	29.30%	32.18%	0.52%
	2012		0.75%	2.95%	11.89	28.09	989,770	19,164,473	10.39%	12.79%	0.35%
	2011		0.75%	2.90%	11.28	25.13	1,030,517	18,291,497	-4.36%	-2.33%	0.28%
Delaware VIP Smid Cap Growth Series Standard Class
	2015		1.40%	2.35%	20.75	20.75	20,500	426,116	6.04%	6.04%	0.37%
	2014		1.40%	1.40%	19.57	19.57	20,932	409,605	1.71%	1.71%	0.07%
	2013		1.40%	1.40%	19.24	19.24	26,133	502,756	39.36%	39.36%	0.02%
	2012		1.40%	2.35%	13.80	13.80	27,957	386,945	9.48%	9.48%	0.24%
	2011		1.40%	1.40%	12.61	12.61	32,387	408,382	6.63%	6.63%	0.98%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Delaware VIP Smid Cap Growth Series Service Class
	2015		0.65%	3.00%	$16.10	$35.38	397,916	$9,990,753	4.14%	6.61%	0.16%
	2014		0.65%	3.00%	15.25	33.50	412,905	9,996,337	-0.17%	2.20%	0.00%
	2013		0.65%	3.00%	15.08	33.09	438,489	10,565,335	36.95%	39.50%	0.00%
	2012		1.05%	2.90%	10.87	23.85	483,625	8,149,892	7.65%	9.44%	0.01%
	2011		0.80%	2.95%	9.98	21.89	369,561	5,919,176	4.92%	6.66%	0.80%
Delaware VIP U.S. Growth Series Service Class
	2015		0.65%	2.90%	16.86	25.32	334,654	6,717,158	2.07%	4.40%	0.36%
	2014		0.65%	2.90%	16.49	24.48	325,792	6,374,780	9.27%	11.76%	0.02%
	2013		0.65%	2.90%	15.06	22.12	320,730	5,670,605	30.60%	33.57%	0.12%
	2012		0.65%	2.90%	11.51	16.72	392,592	5,217,313	12.64%	15.20%	0.00%
	2011		0.65%	2.95%	10.48	14.65	303,313	3,581,425	5.01%	6.81%	0.05%
Delaware VIP Value Series Standard Class
	2015		1.40%	1.40%	23.36	23.36	3,050	71,247	-1.80%	-1.80%	1.87%
	2014		1.40%	2.35%	17.55	23.79	3,751	85,241	11.35%	12.41%	1.87%
	2013		1.40%	2.35%	21.16	21.16	5,414	110,877	31.84%	31.84%	1.93%
	2012		1.40%	1.40%	16.05	16.05	9,134	146,636	13.14%	13.14%	2.21%
	2011		1.40%	1.40%	14.19	14.19	14,451	205,051	8.01%	8.01%	2.00%
Delaware VIP Value Series Service Class
	2015		0.65%	2.90%	14.28	27.47	460,570	9,657,056	-3.48%	-1.38%	1.52%
	2014		0.75%	2.90%	14.77	28.09	495,224	10,779,313	10.45%	12.84%	1.47%
	2013		0.75%	2.95%	13.35	25.11	555,826	10,809,131	29.50%	32.31%	1.57%
	2012		0.80%	2.95%	11.39	19.13	592,198	8,892,453	11.11%	13.52%	2.08%
	2011		0.80%	2.95%	10.07	16.98	611,529	8,361,391	6.24%	8.01%	1.67%
Deutsche Alternative Asset Allocation VIP Portfolio A
	2015	3/12/15	0.65%	0.65%	13.05	13.05	1,188	15,503	-6.64%	-6.64%	0.76%
Deutsche Alternative Asset Allocation VIP Portfolio B
	2015		1.10%	2.95%	9.56	12.46	322,842	3,888,961	-9.26%	-7.56%	2.65%
	2014		0.80%	2.95%	10.53	13.44	283,418	3,702,367	0.24%	2.41%	1.57%
	2013		0.80%	2.95%	10.50	13.17	237,298	3,044,746	-2.18%	-0.40%	1.49%
	2012		1.15%	2.95%	10.73	13.17	220,010	2,841,818	6.18%	8.01%	3.14%
	2011		1.25%	2.95%	11.71	12.20	166,944	2,001,584	-5.79%	-4.32%	1.48%
Deutsche Equity 500 Index VIP Portfolio A
	2015		1.25%	2.40%	14.02	24.88	70,301	1,456,334	-1.27%	-0.13%	1.67%
	2014		1.25%	2.40%	14.10	25.00	79,175	1,643,625	10.76%	11.98%	1.94%
	2013		1.25%	2.35%	12.64	22.40	95,662	1,836,928	28.86%	30.29%	2.07%
	2012		1.25%	2.60%	9.74	17.25	144,606	1,994,170	12.73%	14.26%	1.85%
	2011		1.25%	2.60%	8.56	15.15	180,809	2,159,617	-0.53%	0.57%	1.70%
Deutsche Equity 500 Index VIP Portfolio B
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.59%
	2012		1.25%	2.75%	10.26	15.77	142,803	2,055,418	12.29%	13.99%	1.57%
	2011		1.25%	2.75%	9.89	13.84	191,715	2,459,260	-1.01%	0.24%	1.47%
Deutsche Small Cap Index VIP Portfolio A
	2015		1.25%	1.85%	24.90	30.24	11,994	336,467	-6.31%	-5.78%	1.05%
	2014		1.25%	1.85%	27.08	32.21	13,744	407,046	2.98%	3.44%	0.97%
	2013		1.25%	2.35%	16.65	31.24	16,731	477,482	35.40%	36.92%	1.74%
	2012		1.25%	2.35%	12.30	22.90	22,473	471,052	13.56%	14.81%	0.99%
	2011		1.25%	2.35%	10.83	20.02	30,046	553,928	-6.64%	-5.60%	0.90%
Deutsche Small Cap Index VIP Portfolio B
	2013		0.00%	0.00%	—	—	—	—	0.00%	0.00%	1.48%
	2012		1.25%	2.55%	11.88	19.44	80,565	1,370,785	12.96%	14.44%	0.64%
	2011		1.25%	2.55%	10.52	17.00	97,646	1,468,329	-6.98%	-5.76%	0.61%
Eaton Vance VT Floating-Rate Income Fund Initial Class
	2015		1.10%	1.50%	9.70	9.70	35,310	341,378	-2.08%	-2.08%	3.32%
	2014	11/24/14	1.10%	1.10%	9.91	9.91	500	4,956	-0.95%	-0.95%	0.34%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Fidelity VIP Contrafund Portfolio Service Class 2
	2015		0.65%	3.15%	$14.68	$27.93	2,092,948	$45,219,781	-2.70%	-0.24%	0.80%
	2014		0.65%	3.15%	15.03	28.16	2,152,326	47,060,692	8.30%	10.93%	0.73%
	2013		0.65%	3.05%	13.83	25.54	2,413,992	48,323,888	27.02%	30.10%	0.81%
	2012		0.65%	3.05%	11.27	19.75	2,735,039	42,635,414	12.66%	15.39%	1.11%
	2011		0.65%	3.05%	9.95	17.22	2,896,162	39,661,867	-5.52%	-3.41%	0.81%
Fidelity VIP Equity-Income Portfolio Initial Class
	2012		1.40%	1.40%	13.78	13.78	36,795	507,118	15.68%	15.68%	3.01%
	2011		1.40%	2.35%	9.76	11.91	46,745	555,101	-1.38%	-0.43%	2.49%
Fidelity VIP Equity-Income Portfolio Service Class 2
	2012		1.25%	2.80%	10.51	17.12	107,592	1,694,468	13.82%	15.60%	2.78%
	2011		1.25%	2.80%	9.21	14.86	122,060	1,677,157	-1.83%	-0.60%	2.10%
Fidelity VIP Growth Portfolio Initial Class
	2015		1.40%	1.40%	13.57	13.57	18,138	246,112	5.68%	5.68%	0.26%
	2014		1.40%	1.40%	12.84	12.84	18,354	235,647	9.75%	9.75%	0.19%
	2013		1.40%	1.40%	11.70	11.70	18,433	215,636	34.44%	34.44%	0.29%
	2012		1.40%	1.40%	8.70	8.70	19,404	168,843	13.10%	13.10%	0.49%
	2011		1.40%	1.40%	7.69	7.69	25,067	192,865	-1.19%	-1.19%	0.35%
Fidelity VIP Growth Portfolio Service Class 2
	2015		1.10%	2.90%	11.19	25.08	412,147	7,652,803	3.85%	5.73%	0.03%
	2014		0.75%	2.90%	10.64	23.84	498,360	8,279,601	7.84%	10.18%	0.00%
	2013		0.75%	2.90%	9.74	21.82	455,627	7,020,458	32.11%	34.98%	0.05%
	2012		0.75%	2.90%	7.28	16.30	363,473	4,484,156	11.36%	13.54%	0.40%
	2011		0.75%	2.70%	6.47	14.48	305,798	3,317,526	-2.55%	-0.78%	0.14%
Fidelity VIP Mid Cap Portfolio Service Class 2
	2015		0.65%	3.05%	12.80	20.83	1,617,121	31,915,443	-4.59%	-2.27%	0.24%
	2014		0.65%	3.05%	13.41	21.44	1,720,529	35,144,155	2.85%	5.34%	0.02%
	2013		0.65%	3.05%	13.04	20.47	1,842,450	36,101,128	31.80%	34.99%	0.28%
	2012		0.65%	3.05%	9.89	15.26	1,943,130	28,477,247	11.12%	13.82%	0.40%
	2011		0.65%	3.05%	10.80	13.49	1,793,158	23,363,282	-13.32%	-11.43%	0.02%
Fidelity VIP Overseas Portfolio Initial Class
	2012		1.40%	1.40%	10.68	10.68	7,260	77,573	19.07%	19.07%	1.92%
	2011		1.40%	1.40%	8.97	8.97	8,754	78,555	-18.32%	-18.32%	1.36%
Fidelity VIP Overseas Portfolio Service Class 2
	2012		1.15%	2.60%	9.31	18.72	226,595	3,389,951	17.29%	19.00%	1.66%
	2011		1.15%	2.60%	7.86	15.75	256,401	3,216,234	-19.38%	-18.29%	1.00%
Fidelity VIP Strategic Income Portfolio Service Class 2
	2015	6/23/15	1.10%	1.25%	9.47	9.48	9,374	88,836	-4.14%	-2.53%	5.10%
First Trust Multi Income Allocation Portfolio Class I
	2015		1.10%	1.10%	9.89	9.89	6,755	66,811	-4.28%	-4.28%	8.96%
	2014	11/10/14	1.10%	1.10%	10.33	10.33	581	6,011	0.20%	0.20%	0.65%
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I
	2015		1.10%	1.25%	10.50	10.50	59,303	622,847	-1.01%	-1.01%	3.03%
	2014	12/5/14	1.10%	1.10%	10.61	10.61	22,435	238,031	0.24%	0.24%	0.00%
Franklin Founding Funds Allocation VIP Fund Class 4
	2015		1.10%	1.10%	9.02	9.02	48,040	433,305	-7.27%	-7.27%	3.09%
	2014	12/5/14	1.10%	1.10%	9.73	9.73	24,490	238,196	-1.39%	-1.39%	0.00%
Franklin Income VIP Fund Class 2
	2015		0.65%	3.15%	11.11	15.07	2,208,242	30,347,374	-9.94%	-7.66%	4.59%
	2014		0.65%	3.15%	12.33	16.70	2,191,663	32,883,928	1.37%	3.94%	4.92%
	2013		0.65%	3.15%	12.16	16.44	2,023,784	29,468,648	10.41%	13.20%	6.21%
	2012		0.65%	3.15%	12.08	14.86	2,061,739	26,804,173	9.38%	11.92%	6.74%
	2011		0.65%	2.95%	11.03	12.07	2,116,041	24,843,072	-0.49%	1.72%	5.75%
Franklin Income VIP Fund Class 4
	2015		1.10%	1.50%	8.93	8.95	61,893	552,612	-8.30%	-8.16%	4.43%
	2014	9/2/14	1.10%	1.25%	9.74	9.75	31,516	307,069	-4.85%	1.10%	0.00%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Franklin Mutual Shares VIP Fund Class 2
	2015		0.65%	2.95%	$11.42	$16.56	1,333,364	$17,488,905	-7.70%	-5.55%	3.05%
	2014		0.65%	2.95%	12.35	17.94	1,441,057	20,190,849	4.01%	6.43%	1.96%
	2013		0.65%	2.95%	11.85	17.25	1,673,204	22,234,982	24.53%	27.43%	2.06%
	2012		0.65%	2.95%	9.50	12.03	1,927,560	20,275,509	10.98%	13.50%	2.05%
	2011		0.65%	2.95%	8.78	10.61	2,052,964	19,162,940	-3.78%	-1.68%	2.40%
Franklin Mutual Shares VIP Fund Class 4
	2015		1.10%	1.65%	9.52	9.54	42,685	406,208	-6.23%	-6.09%	4.55%
	2014	10/1/14	1.10%	1.25%	10.15	10.16	837	8,511	1.88%	2.06%	0.00%
Franklin Rising Dividends VIP Fund Class 4
	2015		1.10%	1.25%	10.02	10.05	33,266	334,143	-4.95%	-4.80%	1.46%
	2014	10/17/14	1.10%	1.25%	10.54	10.55	6,113	64,505	1.25%	9.29%	0.00%
Franklin Small Cap Value VIP Fund Class 4
	2015		1.10%	1.65%	8.99	9.01	5,796	52,086	-8.66%	-8.53%	0.54%
	2014	11/3/14	1.10%	1.25%	9.84	9.85	930	9,158	0.50%	1.51%	0.00%
Franklin Small-Mid Cap Growth VIP Fund Class 2
	2012		0.65%	2.95%	8.59	21.19	462,448	6,820,932	7.79%	10.14%	0.00%
	2011		0.65%	2.80%	7.88	19.42	567,271	7,748,218	-7.46%	-5.45%	0.00%
Franklin Small-Mid Cap Growth VIP Fund Class 4
	2015		1.10%	1.50%	10.31	10.31	10,971	112,845	-3.84%	-3.84%	0.00%
	2014	8/27/14	1.10%	1.10%	10.72	10.72	1,845	19,794	0.25%	0.25%	0.00%
Goldman Sachs VIT Large Cap Value Fund Service Class
	2015		0.65%	2.45%	16.56	20.44	78,768	1,495,816	-6.90%	-5.20%	1.20%
	2014		0.65%	2.45%	17.49	21.56	80,613	1,626,329	9.89%	11.88%	1.10%
	2013		0.65%	2.45%	15.66	19.27	93,563	1,687,114	30.04%	32.07%	0.93%
	2012		0.65%	2.20%	11.87	14.59	110,212	1,512,678	16.24%	18.05%	1.10%
	2011		0.65%	2.20%	10.07	12.36	125,830	1,468,542	-9.29%	-7.87%	1.31%
Goldman Sachs VIT Money Market Fund Service Class
	2015		1.10%	1.25%	9.80	9.82	33,315	326,687	-1.24%	-1.09%	0.01%
	2014	11/24/14	1.10%	1.25%	9.92	9.93	56,303	558,597	-0.11%	-0.10%	0.00%
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class
	2015		1.10%	1.25%	9.15	9.18	17,183	157,684	-6.07%	-5.93%	2.23%
	2014	11/10/14	1.10%	1.25%	9.75	9.76	11,670	113,859	-1.03%	1.09%	3.92%
Goldman Sachs VIT Strategic Income Fund Advisor Class
	2015		1.10%	1.25%	9.47	9.50	5,751	54,595	-3.47%	-3.32%	2.58%
	2014	10/17/14	1.10%	1.25%	9.81	9.82	2,264	22,242	-0.56%	0.79%	2.54%
Guggenheim Long Short Equity Fund
	2015		1.10%	1.25%	10.52	10.52	20,349	214,154	0.15%	0.15%	0.00%
	2014	10/17/14	1.10%	1.10%	10.51	10.51	11,719	123,160	9.27%	9.27%	0.00%
Guggenheim Multi-Hedge Strategies Fund
	2015		1.10%	1.25%	10.42	10.45	9,240	96,481	0.58%	0.74%	0.80%
	2014	9/2/14	1.10%	1.25%	10.36	10.37	2,942	30,503	2.56%	3.65%	0.00%
Hartford Capital Appreciation HLS Fund Class IC
	2015		1.10%	1.25%	10.35	10.37	20,718	214,848	-0.72%	-0.58%	1.13%
	2014	11/10/14	1.10%	1.25%	10.42	10.43	4,225	44,067	-1.71%	0.24%	1.02%
Huntington VA Balanced Fund
	2014		0.00%	0.00%	—	—	—	—	0.00%	0.00%	4.14%
	2013		1.40%	1.40%	11.89	11.89	427	5,093	13.56%	13.56%	1.96%
	2012	1/9/12	1.40%	1.40%	10.47	10.47	455	4,778	7.07%	7.07%	1.65%
Huntington VA Dividend Capture Fund
	2015		1.40%	1.40%	13.26	13.26	2,050	27,198	-4.41%	-4.41%	4.17%
	2014		1.40%	1.40%	13.87	13.87	3,546	49,184	8.63%	8.63%	5.12%
	2013		1.40%	1.40%	12.77	12.77	3,661	46,736	18.30%	18.30%	3.06%
	2012	1/23/12	1.40%	1.40%	10.79	10.79	3,879	41,864	5.81%	5.81%	4.95%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Invesco V.I. American Franchise Fund Series I
	2015		1.40%	2.60%	$6.38	$17.53	12,409	$108,373	2.31%	3.55%	0.00%
	2014		1.40%	2.60%	6.18	17.05	16,049	133,550	5.66%	6.93%	0.04%
	2013		1.40%	2.60%	5.79	16.05	22,782	170,235	36.54%	38.19%	0.43%
	2012	4/27/12	1.40%	2.60%	4.20	11.70	24,460	133,782	-4.20%	-3.42%	0.00%
Invesco V.I. American Franchise Fund Series II
	2015		1.70%	1.70%	14.21	14.21	1,511	21,481	2.99%	2.99%	0.00%
	2014		1.40%	1.70%	13.79	14.36	1,589	21,955	6.35%	6.71%	0.00%
	2013		1.40%	1.70%	12.97	13.46	1,866	24,296	37.45%	37.87%	0.16%
	2012	4/27/12	1.40%	1.70%	9.44	13.09	5,736	59,052	-3.80%	-3.60%	0.00%
Invesco V.I. Balanced-Risk Allocation Fund Series II
	2015		1.10%	1.65%	9.63	9.63	29,597	283,639	-5.45%	-5.45%	4.25%
	2014	12/19/14	1.10%	1.10%	10.18	10.18	9,836	100,141	0.13%	0.13%	0.00%
Invesco V.I. Capital Appreciation Fund Series I
	2011		1.40%	2.60%	3.79	10.61	27,990	137,286	-9.83%	-9.19%	0.15%
Invesco V.I. Capital Appreciation Fund Series II
	2011		1.40%	1.70%	8.55	11.85	6,580	60,748	-9.66%	-9.39%	0.00%
Invesco V.I. Comstock Fund Series II
	2015		1.10%	1.25%	9.75	9.75	5,350	52,236	-7.35%	-7.35%	2.98%
	2014	9/19/14	1.25%	1.25%	10.52	10.52	861	9,058	-0.71%	-0.71%	1.08%
Invesco V.I. Core Equity Fund Series I
	2015		1.40%	2.35%	10.36	11.37	13,085	150,108	-7.31%	-7.08%	1.11%
	2014		1.40%	1.65%	11.17	12.23	14,988	181,629	6.38%	6.64%	0.83%
	2013		1.40%	1.65%	10.50	11.47	19,672	222,136	27.14%	27.45%	1.29%
	2012		1.40%	1.65%	8.26	9.00	25,187	224,007	12.02%	12.30%	0.81%
	2011		1.40%	1.65%	7.38	8.02	48,973	382,029	-1.70%	-1.45%	0.95%
Invesco V.I. Core Equity Fund Series II
	2015		1.40%	1.40%	16.05	16.05	53	854	-7.31%	-7.31%	0.85%
	2014		1.40%	1.40%	17.31	17.31	99	1,712	6.30%	6.30%	0.71%
	2013		1.40%	1.40%	16.29	16.29	99	1,608	27.15%	27.15%	0.93%
	2012		1.40%	1.60%	12.81	16.78	731	10,565	11.82%	12.04%	0.92%
	2011		1.40%	1.60%	11.43	15.01	629	8,279	-1.88%	-1.68%	0.83%
Invesco V.I. Diversified Dividend Fund Series II
	2015		1.10%	1.25%	10.61	10.64	11,468	121,863	0.55%	0.71%	1.96%
	2014	11/10/14	1.10%	1.25%	10.56	10.57	1,538	16,235	-1.62%	1.72%	0.00%
Invesco V.I. Equally-Weighted S&P 500 Fund Series II
	2015		1.10%	1.25%	10.38	10.41	58,004	602,485	-4.13%	-3.99%	1.91%
	2014	11/25/14	1.10%	1.25%	10.83	10.84	3,999	43,356	-0.01%	2.35%	0.00%
Invesco V.I. Equity and Income Fund Series II
	2015	3/24/15	1.10%	1.25%	10.10	10.12	43,552	440,605	-4.28%	-4.22%	3.34%
Invesco V.I. International Growth Fund Series I
	2015		1.40%	1.40%	14.90	14.90	4,099	61,080	-3.70%	-3.70%	1.42%
	2014		1.40%	1.40%	15.47	15.47	4,413	68,279	-1.06%	-1.06%	1.55%
	2013		1.40%	1.40%	15.64	15.64	5,363	83,862	17.36%	17.36%	1.31%
	2012		1.40%	1.40%	13.33	13.33	8,988	119,769	13.93%	13.93%	1.48%
	2011		1.40%	1.40%	11.70	11.70	9,374	109,643	-8.04%	-8.04%	1.54%
Invesco V.I. International Growth Fund Series II
	2015		1.10%	2.55%	9.26	26.27	67,544	863,972	-4.45%	-3.68%	1.63%
	2014		1.10%	1.90%	23.47	27.41	13,318	203,297	-1.55%	-1.30%	1.52%
	2013		1.40%	1.65%	23.78	27.83	2,433	60,278	16.78%	17.07%	1.06%
	2012		1.40%	1.70%	19.63	23.82	2,935	61,999	13.32%	13.66%	0.71%
	2011		1.40%	1.70%	17.32	21.00	10,202	199,478	-8.56%	-8.29%	1.16%
Ivy Funds VIP Asset Strategy Portfolio Class A
	2015		1.10%	1.50%	8.81	8.84	47,423	418,040	-9.49%	-9.35%	0.33%
	2014	9/2/14	1.10%	1.25%	9.74	9.75	24,810	241,818	-4.40%	0.66%	0.00%
Ivy Funds VIP Energy Portfolio Class A
	2015		1.10%	1.10%	6.25	6.25	1,733	10,828	-22.98%	-22.98%	0.03%
	2014	12/4/14	1.10%	1.10%	8.11	8.11	299	2,428	-1.95%	-1.95%	0.00%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Ivy Funds VIP High Income Portfolio Class A
	2015		1.10%	1.25%	$8.99	$9.01	19,497	$175,661	-7.67%	-7.53%	5.44%
	2014	9/19/14	1.10%	1.25%	9.74	9.75	2,411	23,490	-3.14%	-1.90%	0.00%
Ivy Funds VIP Micro Cap Growth Portfolio Class A
	2015		1.10%	1.50%	9.53	9.53	634	6,018	-10.19%	-10.19%	0.00%
	2014	8/27/14	1.10%	1.10%	10.62	10.62	493	5,248	4.58%	4.58%	0.00%
Ivy Funds VIP Mid Cap Growth Portfolio Class A
	2015		0.65%	1.25%	9.96	9.96	13,789	137,237	-6.81%	-6.81%	0.00%
	2014	10/17/14	1.10%	1.10%	10.68	10.68	1,469	15,704	9.99%	9.99%	0.00%
Ivy Funds VIP Science and Technology Portfolio Class A
	2015		1.10%	1.65%	10.08	10.08	16,009	161,240	-3.94%	-3.94%	0.00%
	2014	11/17/14	1.10%	1.10%	10.49	10.49	3,902	40,961	2.21%	2.21%	0.00%
Janus Aspen Balanced Portfolio Service Shares
	2015		1.35%	1.70%	21.57	22.66	30,992	683,352	-1.28%	-0.92%	1.34%
	2014		1.35%	1.70%	21.85	22.93	37,872	845,988	6.41%	6.78%	1.54%
	2013		1.35%	1.70%	20.53	21.52	42,585	894,479	17.78%	18.20%	1.34%
	2012		1.35%	1.70%	17.43	18.26	37,595	668,214	11.46%	11.86%	2.53%
	2011		1.35%	1.70%	15.64	16.36	39,014	622,262	-0.35%	-0.01%	2.16%
Janus Aspen Enterprise Portfolio Service Shares
	2015		1.25%	1.70%	29.12	37.54	11,257	392,690	2.02%	2.49%	0.51%
	2014		1.25%	1.70%	28.54	36.76	12,587	428,513	10.35%	10.85%	0.04%
	2013		1.25%	1.70%	25.87	33.28	16,497	496,809	29.81%	30.40%	0.37%
	2012		1.25%	1.70%	19.93	25.61	18,234	419,296	15.02%	15.54%	0.00%
	2011		1.25%	1.70%	17.32	22.25	27,036	542,131	-3.31%	-2.87%	0.00%
Janus Aspen Global Research Portfolio Service Shares
	2015		1.50%	1.70%	17.55	17.55	782	13,132	-3.98%	-3.98%	0.56%
	2014		1.50%	1.50%	18.28	18.28	587	10,726	5.59%	5.59%	0.87%
	2013		1.40%	1.50%	14.72	17.31	757	12,648	26.17%	26.32%	1.24%
	2012		1.40%	1.50%	11.66	13.72	723	9,644	18.08%	18.19%	0.78%
	2011		1.40%	1.60%	9.86	11.85	984	11,247	-15.36%	-15.18%	0.44%
JPMIT Global Allocation Portfolio Class 2
	2015	8/3/15	1.10%	2.30%	9.38	9.45	3,525	33,195	-6.03%	-2.06%	4.09%
JPMIT Income Builder Portfolio Class 2
	2015	12/17/15	1.10%	1.10%	9.56	9.56	150	1,435	0.43%	0.43%	2.59%
JPMIT Intrepid Mid Cap Portfolio Class 2
	2015		1.10%	1.25%	10.24	10.27	17,046	174,916	-7.28%	-7.15%	0.34%
	2014	9/19/14	1.10%	1.25%	11.05	11.06	2,101	23,227	4.58%	9.27%	0.00%
LVIP American Balanced Allocation Fund Standard Class
	2015	6/22/15	0.65%	0.65%	12.56	12.56	513	6,445	-5.25%	-5.25%	2.92%
LVIP American Balanced Allocation Fund Service Class
	2015	1/8/15	1.10%	1.25%	9.94	9.96	106,980	1,065,931	-2.17%	-0.96%	4.70%
LVIP American Century VP Mid Cap Value Managed Volatility Fund Service Class
	2015		0.65%	3.20%	10.22	10.75	1,049,107	11,070,758	-7.26%	-4.86%	1.94%
	2014	1/14/14	0.65%	3.20%	11.02	11.30	366,483	4,101,889	-0.10%	15.68%	0.68%
LVIP American Global Balanced Allocation Managed Risk Fund Standard Class
	2015	10/12/15	0.60%	0.60%	11.78	11.78	562	6,627	-1.34%	-1.34%	3.53%
LVIP American Global Balanced Allocation Managed Risk Fund Service Class
	2015		1.30%	2.35%	9.56	9.70	208,658	2,018,360	-4.72%	-3.71%	4.56%
	2014	8/25/14	1.30%	2.35%	10.03	10.07	24,932	250,730	-0.97%	1.12%	4.13%
LVIP American Global Growth Allocation Managed Risk Fund Service Class
	2015		1.30%	2.35%	9.43	9.46	887,847	8,383,419	-4.98%	-4.74%	4.95%
	2014	8/21/14	1.30%	1.55%	9.92	9.93	195,078	1,936,787	-2.47%	-1.71%	3.07%
LVIP American Global Growth Fund Service Class II
	2015		0.65%	2.90%	15.76	18.01	261,458	4,613,685	3.68%	5.25%	1.65%
	2014		1.25%	2.75%	15.19	17.11	211,060	3,540,970	-0.89%	0.60%	0.97%
	2013		1.25%	2.75%	15.31	17.01	172,937	2,898,684	25.20%	27.09%	0.93%
	2012		1.25%	2.75%	12.22	13.38	152,239	2,014,038	18.86%	20.59%	0.99%
	2011		1.25%	2.70%	10.99	11.09	127,945	1,409,213	-10.97%	-10.43%	0.09%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP American Global Small Capitalization Fund Service Class II
	2015		0.65%	2.95%	$13.44	$15.25	204,891	$2,968,218	-3.05%	-0.81%	0.21%
	2014		0.65%	2.95%	13.87	15.03	218,443	3,217,157	-1.27%	0.53%	0.00%
	2013		1.15%	2.95%	14.04	14.95	187,872	2,763,850	24.07%	26.33%	0.22%
	2012		1.15%	2.95%	11.39	11.84	216,047	2,527,942	14.62%	16.40%	1.04%
	2011		1.15%	2.70%	10.06	10.15	138,964	1,404,041	-21.00%	-20.52%	0.90%
LVIP American Growth Allocation Fund Service Class
	2015		1.10%	1.10%	9.95	9.95	23,354	232,283	-2.31%	-2.31%	3.13%
	2014	10/13/14	1.10%	1.10%	10.18	10.18	3,934	40,059	4.52%	4.52%	2.08%
LVIP American Growth Fund Service Class II
	2015		0.65%	2.95%	17.35	20.28	706,975	13,545,640	3.37%	5.78%	0.27%
	2014		0.65%	2.95%	16.78	18.67	674,468	12,319,618	4.99%	6.79%	1.01%
	2013		1.25%	2.95%	15.97	17.48	612,680	10,509,554	25.89%	28.05%	0.62%
	2012		1.25%	2.95%	12.68	13.65	569,028	7,657,989	14.04%	15.99%	0.24%
	2011		1.25%	2.95%	11.65	11.76	331,443	3,874,337	-6.47%	-5.91%	0.06%
LVIP American Growth-Income Fund Service Class II
	2015		0.90%	2.95%	17.00	19.53	655,859	12,435,370	-1.82%	-0.04%	1.39%
	2014		1.15%	2.95%	17.31	19.54	621,665	11,837,974	7.06%	9.00%	1.17%
	2013		1.15%	2.95%	16.16	17.86	553,749	9,708,284	29.16%	31.37%	1.05%
	2012		1.25%	2.95%	12.50	13.60	562,218	7,534,156	13.64%	15.59%	1.29%
	2011		1.25%	2.95%	11.65	11.76	323,320	3,771,189	-4.07%	-3.50%	0.12%
LVIP American Income Allocation Fund Standard Class
	2015	11/13/15	1.65%	1.65%	11.52	11.52	4,873	56,131	-1.32%	-1.32%	3.39%
LVIP American International Fund Service Class II
	2015		0.65%	2.95%	10.97	13.41	513,936	6,504,551	-7.61%	-5.46%	1.40%
	2014		0.65%	2.95%	11.86	13.87	469,790	6,350,177	-5.82%	-4.11%	0.88%
	2013		1.15%	2.95%	12.59	14.47	425,647	6,030,101	17.63%	19.77%	1.08%
	2012		1.15%	2.95%	10.70	12.05	369,188	4,395,794	14.10%	16.00%	2.55%
	2011		1.25%	2.90%	10.29	10.38	269,042	2,773,266	-15.94%	-15.43%	0.10%
LVIP American Preservation Fund Service Class
	2015		1.10%	1.10%	9.71	9.71	7,038	68,309	-1.12%	-1.12%	3.01%
	2014	10/17/14	1.10%	1.10%	9.82	9.82	514	5,044	-0.74%	-0.74%	0.74%
LVIP AQR Enhanced Global Strategies Fund Service Class
	2015	6/25/15	1.10%	1.10%	10.37	10.37	3,398	35,250	-3.69%	-3.69%	1.31%
LVIP Baron Growth Opportunities Fund Service Class
	2015		0.75%	3.15%	15.44	22.40	581,814	10,033,045	-7.73%	-5.48%	0.00%
	2014		0.65%	3.15%	16.68	24.23	620,313	11,414,048	1.75%	4.10%	0.18%
	2013		0.75%	3.00%	16.37	23.81	681,270	12,168,517	36.00%	39.02%	0.42%
	2012		0.75%	2.95%	12.02	17.51	700,349	9,051,967	14.81%	17.36%	1.18%
	2011		0.75%	2.95%	10.49	11.44	714,612	7,950,911	1.15%	3.25%	0.00%
LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class
	2015	4/29/15	0.60%	0.60%	8.06	8.06	143	1,149	-23.42%	-23.42%	1.65%
LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class
	2015		0.65%	3.00%	7.37	7.98	1,885,709	14,555,187	-17.73%	-15.77%	1.62%
	2014		0.65%	3.00%	8.97	9.47	1,251,391	11,576,499	-7.89%	-5.75%	1.26%
	2013		0.65%	2.95%	9.87	9.97	539,760	5,355,254	-9.90%	-9.27%	1.12%
	2012	10/22/12	1.25%	1.95%	10.96	10.99	12,282	134,782	2.45%	8.80%	1.09%
LVIP BlackRock Equity Dividend Managed Volatility Fund Service Class
	2015		0.65%	3.20%	10.09	15.84	3,355,401	40,338,741	-8.08%	-5.71%	1.75%
	2014		0.65%	3.20%	10.92	17.19	2,484,291	31,879,531	-0.03%	2.56%	1.54%
	2013		0.65%	3.20%	10.88	17.16	1,314,429	16,643,886	14.49%	17.04%	2.36%
	2012		0.75%	2.95%	9.97	14.98	235,730	2,562,320	13.30%	15.82%	0.52%
	2011		0.75%	2.95%	8.79	9.73	149,732	1,417,960	-5.50%	-3.54%	0.80%
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Service Class
	2015		0.65%	3.00%	9.21	9.80	7,386,230	70,506,174	-7.47%	-5.27%	0.82%
	2014		0.65%	3.00%	9.96	10.35	5,180,741	52,753,941	-3.45%	-1.20%	1.02%
	2013	5/21/13	0.65%	2.95%	10.32	10.47	1,663,764	17,326,637	1.52%	7.64%	0.00%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP BlackRock Inflation Protected Bond Fund Standard Class
	2015	6/22/15	0.60%	0.65%	$10.80	$10.83	2,742	$29,650	-3.13%	-2.04%	0.81%
LVIP BlackRock Inflation Protected Bond Fund Service Class
	2015		0.59%	3.14%	9.09	10.66	4,842,834	48,681,915	-6.07%	-3.64%	1.19%
	2014		0.59%	3.14%	9.74	11.07	4,799,283	50,577,908	-0.21%	2.21%	0.98%
	2013		0.59%	2.99%	9.76	10.77	4,339,205	45,202,832	-11.32%	-9.30%	0.33%
	2012		0.80%	3.05%	11.01	11.87	1,861,065	21,594,482	3.05%	5.40%	0.00%
	2011		0.80%	3.05%	10.94	11.17	1,085,655	12,052,355	9.01%	10.43%	3.08%
LVIP BlackRock Multi-Asset Income Fund Service Class
	2015		1.10%	1.50%	9.29	9.32	24,795	230,616	-5.35%	-5.21%	2.41%
	2014	11/10/14	1.10%	1.25%	9.82	9.83	11,892	116,896	-1.43%	-0.24%	8.17%
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Service Class
	2015	5/19/15	1.15%	2.90%	8.91	9.02	240,979	2,167,687	-12.14%	-1.36%	0.21%
LVIP Clarion Global Real Estate Fund Service Class
	2015		0.65%	2.90%	7.97	14.70	805,657	7,143,713	-4.28%	-2.10%	2.78%
	2014		0.65%	2.90%	8.32	15.04	813,739	7,431,129	10.35%	12.86%	2.24%
	2013		0.65%	2.95%	7.53	16.89	857,804	7,000,258	0.05%	2.22%	0.00%
	2012		0.80%	2.95%	7.52	16.89	830,354	6,683,552	20.78%	23.40%	0.00%
	2011		0.80%	2.95%	6.22	6.79	866,351	5,694,866	-11.42%	-9.71%	0.00%
LVIP ClearBridge Large Cap Managed Volatility Fund Service Class
	2015	5/18/15	1.15%	2.90%	9.17	9.27	431,635	3,993,681	-8.72%	0.62%	1.31%
LVIP ClearBridge Variable Appreciation Managed Volatility Fund Standard Class
	2015	3/12/15	0.65%	0.65%	10.09	10.09	405	4,088	-3.76%	-3.76%	1.16%
LVIP ClearBridge Variable Appreciation Managed Volatility Fund Service Class
	2015		0.65%	2.95%	9.60	10.01	835,151	8,201,959	-6.84%	-4.86%	1.01%
	2014	1/15/14	0.65%	2.75%	10.31	10.53	317,205	3,307,204	-1.04%	7.63%	1.98%
LVIP Delaware Bond Fund Standard Class
	2015		1.25%	2.80%	10.29	20.50	340,265	5,840,431	-2.38%	-0.86%	2.29%
	2014		1.25%	2.80%	10.53	20.71	369,501	6,417,694	3.05%	4.66%	1.86%
	2013		1.25%	2.80%	10.21	19.81	445,926	7,449,743	-5.01%	-3.52%	1.62%
	2012		1.25%	2.80%	12.69	20.57	551,257	9,582,267	3.66%	5.28%	1.85%
	2011		1.25%	2.80%	12.49	19.57	671,512	11,251,111	4.82%	6.30%	3.30%
LVIP Delaware Bond Fund Service Class
	2015		0.60%	3.20%	9.88	14.64	8,500,776	115,854,849	-3.12%	-0.61%	2.23%
	2014		0.65%	3.20%	10.20	14.83	6,564,624	90,414,662	2.28%	4.92%	1.84%
	2013		0.65%	3.20%	9.97	14.24	5,780,850	76,508,696	-5.71%	-3.28%	1.55%
	2012		0.65%	3.20%	10.60	14.82	5,124,573	71,002,783	3.15%	5.55%	1.77%
	2011		0.65%	2.95%	10.98	14.14	4,320,019	57,660,438	4.30%	6.56%	3.20%
LVIP Delaware Diversified Floating Rate Fund Standard Class
	2015		0.60%	0.65%	10.25	10.25	3,338	34,257	-1.36%	-1.36%	3.38%
	2014	4/14/14	0.65%	0.65%	10.39	10.39	785	8,153	-0.60%	-0.60%	2.38%
LVIP Delaware Diversified Floating Rate Fund Service Class
	2015		0.65%	3.15%	8.80	10.10	4,122,920	39,378,171	-4.04%	-1.61%	1.36%
	2014		0.65%	3.15%	9.21	10.27	4,076,978	39,966,977	-2.60%	-0.29%	1.29%
	2013		0.65%	3.20%	9.46	10.24	2,930,373	29,081,441	-2.46%	-0.30%	0.82%
	2012		0.80%	3.00%	9.77	10.27	856,206	8,590,907	0.99%	3.13%	1.38%
	2011		0.80%	2.90%	9.68	9.88	538,092	5,281,610	-2.99%	-1.77%	2.35%
LVIP Delaware Foundation Aggressive Allocation Fund Standard Class
	2015		1.40%	2.45%	13.70	20.40	8,184	154,547	-3.73%	-2.70%	1.31%
	2014		1.25%	2.45%	14.23	21.01	15,838	313,480	1.82%	3.05%	2.31%
	2013		1.25%	2.45%	13.97	20.46	16,455	316,720	17.33%	18.74%	1.54%
	2012		1.25%	2.45%	11.91	17.29	17,313	280,943	10.56%	11.88%	1.77%
	2011		1.25%	2.45%	10.77	15.51	19,339	280,500	-4.40%	-3.24%	1.96%
LVIP Delaware Foundation Aggressive Allocation Fund Service Class
	2015		1.30%	2.80%	12.85	18.64	110,195	1,829,291	-4.30%	-2.85%	1.41%
	2014		1.30%	2.80%	13.43	19.43	126,952	2,178,546	1.20%	2.73%	2.02%
	2013		1.25%	2.80%	13.27	18.93	141,001	2,372,460	16.63%	18.45%	1.25%
	2012		1.25%	2.80%	11.38	15.92	167,410	2,403,603	9.89%	11.61%	1.41%
	2011		1.25%	2.80%	10.35	14.28	211,759	2,709,839	-4.97%	-3.49%	1.76%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Delaware Social Awareness Fund Standard Class
	2015		1.25%	2.60%	$16.39	$28.15	19,478	$483,105	-3.21%	-1.90%	1.54%
	2014		1.25%	2.60%	16.93	28.79	20,170	509,932	12.24%	13.77%	1.40%
	2013		1.25%	2.60%	15.08	25.40	26,933	603,333	32.21%	34.00%	1.19%
	2012		1.25%	2.60%	11.41	19.02	40,461	699,016	12.32%	13.85%	0.74%
	2011		1.25%	2.60%	13.92	16.76	47,269	720,749	-1.45%	-0.61%	0.74%
LVIP Delaware Social Awareness Fund Service Class
	2015		1.05%	2.90%	15.71	25.16	187,221	3,907,204	-3.84%	-2.04%	1.09%
	2014		1.05%	2.90%	16.04	25.76	189,490	4,039,159	11.52%	13.60%	1.19%
	2013		1.05%	2.90%	14.12	22.75	191,475	3,684,457	31.35%	33.80%	0.97%
	2012		1.05%	2.90%	11.18	17.05	177,317	2,600,910	11.60%	13.45%	0.40%
	2011		0.75%	2.90%	9.43	15.05	178,709	2,336,775	-2.24%	-0.46%	0.42%
LVIP Delaware Special Opportunities Fund Service Class
	2015		0.80%	2.85%	11.93	17.49	201,004	2,646,940	-2.90%	-0.88%	0.81%
	2014		0.80%	2.85%	12.28	17.65	235,216	3,136,234	4.24%	6.40%	0.92%
	2013		0.80%	2.85%	11.78	16.59	265,206	3,351,313	29.57%	32.26%	0.70%
	2012		0.80%	2.85%	9.10	12.54	320,240	3,096,513	11.31%	13.62%	0.49%
	2011		0.80%	2.95%	8.28	8.80	232,336	2,001,697	-7.91%	-6.71%	0.00%
LVIP Dimensional International Core Equity Managed Volatility Fund Service Class
	2015		0.80%	3.20%	8.69	9.58	1,263,179	11,754,860	-7.23%	-5.26%	0.83%
	2014		1.10%	3.20%	9.37	10.11	1,116,741	11,019,703	-10.64%	-8.75%	2.43%
	2013		1.10%	3.20%	10.56	11.08	385,203	4,200,347	11.50%	13.58%	2.66%
	2012		1.10%	2.95%	9.53	9.76	174,360	1,684,193	15.49%	17.18%	2.80%
	2011	6/8/11	1.10%	2.55%	8.25	8.33	64,951	539,196	-18.01%	6.23%	0.14%
LVIP Dimensional International Core Equity Fund Service Class
	2015	6/8/15	1.10%	2.55%	8.91	9.00	15,912	142,457	-10.95%	5.44%	1.73%
LVIP Dimensional U.S. Core Equity 1 Fund Service Class
	2015		1.10%	2.90%	14.38	16.41	103,055	1,627,087	-4.80%	-3.61%	1.34%
	2014		0.75%	2.55%	15.10	17.02	101,503	1,671,060	9.94%	11.94%	1.57%
	2013		0.75%	2.55%	13.74	15.29	124,697	1,849,904	29.46%	31.81%	1.37%
	2012		0.75%	2.55%	10.61	11.67	142,592	1,619,569	12.03%	14.06%	0.68%
	2011		0.75%	2.55%	9.32	10.28	180,122	1,810,353	-1.70%	0.09%	0.79%
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Service Class
	2015		1.10%	2.95%	11.97	13.04	1,752,711	22,284,937	-10.52%	-8.85%	1.08%
	2014		1.10%	2.95%	13.38	14.31	1,258,799	17,641,309	1.40%	3.29%	0.93%
	2013		1.10%	2.95%	13.20	13.85	633,735	8,656,912	25.11%	27.45%	1.27%
	2012		1.10%	2.95%	10.73	10.87	283,414	3,052,411	14.91%	15.83%	1.15%
	2011	6/8/11	1.10%	1.90%	9.34	9.39	66,209	619,972	-7.18%	11.21%	0.00%
LVIP Dimensional U.S. Core Equity 2 Fund Service Class
	2015	5/20/15	1.10%	1.95%	9.34	9.39	20,523	192,347	-8.06%	-1.06%	1.33%
LVIP Dimensional/Vanguard Total Bond Fund Standard Class
	2015	3/12/15	0.65%	0.65%	10.75	10.75	379	4,076	-0.86%	-0.86%	1.58%
LVIP Dimensional/Vanguard Total Bond Fund Service Class
	2015		0.65%	3.20%	9.45	10.63	3,078,176	31,291,616	-3.09%	-0.59%	1.53%
	2014		0.65%	3.20%	9.75	10.69	2,550,460	26,338,047	1.11%	3.72%	1.66%
	2013		0.65%	3.20%	9.70	10.27	1,637,640	16,457,173	-5.83%	-3.78%	1.39%
	2012		0.80%	2.95%	10.31	10.63	925,295	9,734,371	0.47%	2.40%	1.68%
	2011	6/7/11	1.05%	2.95%	10.26	10.38	605,794	6,263,544	-0.07%	3.54%	0.19%
LVIP Franklin Mutual Shares VIP Managed Volatility Fund Standard Class
	2015	6/22/15	0.65%	0.65%	9.54	9.54	1,267	12,083	-11.17%	-11.17%	2.64%
LVIP Franklin Mutual Shares VIP Managed Volatility Fund Service Class
	2015		0.65%	3.20%	9.00	9.47	1,453,013	13,506,257	-10.93%	-8.63%	3.30%
	2014	1/22/14	0.65%	3.20%	10.10	10.37	553,551	5,679,629	-5.27%	5.89%	2.55%
LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class
	2015	8/10/15	1.25%	1.25%	9.55	9.55	1,063	10,164	-6.17%	-6.17%	0.99%
LVIP Global Conservative Allocation Managed Risk Fund Standard Class
	2015		1.70%	1.70%	15.09	15.09	12,644	190,792	-3.65%	-3.65%	2.04%
	2014	8/22/14	1.70%	1.70%	15.66	15.66	13,376	209,477	-0.75%	-0.75%	1.96%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Global Conservative Allocation Managed Risk Fund Service Class
	2015		0.65%	3.20%	$11.00	$15.18	6,539,474	$93,922,548	-5.31%	-2.87%	1.90%
	2014		0.65%	3.20%	11.62	15.72	6,199,541	92,487,341	2.11%	4.75%	1.92%
	2013		0.65%	3.20%	11.38	15.09	5,162,970	74,258,660	6.03%	8.76%	1.94%
	2012		0.65%	3.20%	12.00	13.96	3,890,852	52,058,476	6.43%	8.79%	4.46%
	2011		0.65%	2.85%	11.62	12.91	1,421,904	17,794,544	0.52%	2.65%	1.93%
LVIP Global Growth Allocation Managed Risk Fund Standard Class
	2015	10/12/15	0.60%	0.60%	16.26	16.26	406	6,598	-1.71%	-1.71%	2.14%
LVIP Global Growth Allocation Managed Risk Fund Service Class
	2015		0.65%	3.20%	10.65	13.77	32,385,967	425,224,919	-6.96%	-4.55%	1.79%
	2014		0.65%	3.20%	11.44	14.69	28,749,804	399,700,875	-0.05%	2.54%	2.08%
	2013		0.65%	3.20%	11.45	14.65	20,264,138	277,310,692	9.70%	12.42%	2.16%
	2012		0.75%	3.20%	11.06	12.73	8,008,505	98,396,039	5.87%	8.06%	3.41%
	2011		0.75%	2.80%	10.25	11.84	1,884,835	21,580,166	-3.00%	-0.99%	1.75%
LVIP Global Income Fund Service Class
	2015		0.65%	3.20%	8.89	11.79	2,729,200	29,911,205	-5.35%	-2.90%	3.00%
	2014		0.65%	3.20%	9.69	12.14	2,542,940	28,962,076	-1.32%	1.03%	0.38%
	2013		0.65%	3.00%	9.82	11.97	1,743,387	19,824,130	-5.93%	-3.79%	0.27%
	2012		0.75%	3.00%	10.46	12.44	1,484,706	17,746,379	4.30%	6.62%	1.76%
	2011		0.75%	2.95%	11.04	11.66	1,262,369	14,310,639	-2.01%	0.07%	4.80%
LVIP Global Moderate Allocation Managed Risk Fund Service Class
	2015		0.65%	3.20%	10.71	14.52	29,608,673	408,197,126	-6.65%	-4.24%	1.84%
	2014		0.65%	3.20%	11.47	15.25	25,656,978	373,581,748	0.61%	3.21%	1.98%
	2013		0.65%	3.20%	11.40	14.87	19,215,956	273,222,333	8.07%	10.86%	1.97%
	2012		0.65%	3.20%	11.39	13.49	9,766,303	126,050,654	6.20%	8.50%	3.85%
	2011		0.75%	2.90%	11.16	12.49	4,221,992	50,672,579	-1.92%	0.16%	1.62%
LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class
	2015		0.90%	3.00%	9.39	9.64	893,386	8,546,397	-7.75%	-6.26%	2.67%
	2014	6/5/14	1.15%	2.75%	10.18	10.29	166,029	1,700,698	-0.92%	1.32%	1.21%
LVIP Invesco V.I. Comstock Managed Volatility Fund Standard Class
	2015	3/12/15	0.65%	0.65%	9.46	9.46	435	4,115	-8.17%	-8.17%	1.82%
LVIP Invesco V.I. Comstock Managed Volatility Fund Service Class
	2015		0.65%	2.95%	8.97	9.40	685,327	6,325,493	-11.56%	-9.50%	1.62%
	2014	1/8/14	0.65%	2.95%	10.14	10.38	593,952	6,107,963	-2.58%	6.24%	1.18%
LVIP Ivy Mid Cap Growth Managed Volatility Fund Service Class
	2015		0.65%	3.00%	8.89	15.11	2,061,284	20,360,331	-7.26%	-5.06%	0.00%
	2014		0.65%	3.00%	9.57	16.28	1,645,635	17,297,401	-10.24%	-8.16%	0.00%
	2013		0.65%	3.20%	10.64	18.14	782,239	9,021,083	20.90%	23.10%	0.00%
	2012		1.15%	2.95%	8.77	15.00	213,107	1,988,901	3.12%	5.00%	0.00%
	2011		1.15%	2.95%	8.49	9.18	203,299	1,816,660	-10.42%	-8.88%	0.00%
LVIP JPMorgan High Yield Fund Service Class
	2015		0.60%	2.90%	11.20	12.92	612,214	7,520,581	-6.91%	-4.79%	4.64%
	2014		0.65%	2.90%	12.03	13.57	633,983	8,251,873	-0.35%	1.92%	4.21%
	2013		0.65%	2.95%	12.07	13.27	618,026	7,958,743	3.21%	5.51%	4.71%
	2012		0.75%	3.00%	11.87	12.48	549,278	6,754,568	11.30%	13.42%	5.07%
	2011		1.05%	2.95%	10.85	10.96	323,764	3,530,487	0.60%	1.21%	7.32%
LVIP JPMorgan Mid Cap Value Managed Volatility Fund Standard Class
	2015		0.65%	0.65%	21.05	21.05	883	18,588	-8.34%	-8.34%	1.03%
	2014	4/14/14	0.65%	0.65%	22.97	22.97	412	9,473	8.73%	8.73%	1.36%
LVIP JPMorgan Mid Cap Value Managed Volatility Fund Service Class
	2015		0.65%	3.20%	10.35	17.81	2,466,233	28,352,026	-10.86%	-8.56%	0.61%
	2014		0.65%	3.20%	11.61	19.93	1,761,818	22,362,817	4.45%	7.15%	0.72%
	2013		0.65%	3.20%	11.17	15.71	840,637	10,067,316	20.33%	22.27%	0.45%
	2012		1.30%	2.90%	9.26	9.96	159,132	1,552,148	10.55%	12.00%	0.00%
	2011		1.05%	2.85%	8.39	8.89	116,891	1,019,808	-4.47%	-3.27%	0.00%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Managed Risk Profile 2010 Fund Service Class
	2015		1.30%	2.55%	$10.80	$12.03	28,717	$336,109	-4.32%	-3.12%	1.37%
	2014		1.30%	2.55%	11.29	12.42	40,074	488,493	1.89%	3.17%	1.62%
	2013		1.30%	2.55%	11.08	12.03	41,070	486,209	5.92%	7.26%	1.15%
	2012		1.30%	2.55%	10.46	11.22	34,399	380,690	5.55%	6.87%	1.54%
	2011		1.30%	2.55%	9.91	10.50	80,430	832,654	-1.55%	-0.31%	0.59%
LVIP Managed Risk Profile 2020 Fund Service Class
	2015		1.55%	2.55%	10.36	11.29	24,581	271,458	-4.91%	-3.96%	1.54%
	2014		1.30%	2.55%	10.90	11.99	27,239	314,366	1.51%	2.78%	1.70%
	2013		1.30%	2.55%	10.74	11.66	27,443	309,639	8.06%	9.42%	0.89%
	2012		1.30%	2.55%	9.94	10.66	40,590	419,828	5.38%	6.71%	0.93%
	2011		1.30%	2.55%	9.43	9.99	316,250	3,104,254	-2.57%	-1.34%	0.42%
LVIP Managed Risk Profile 2030 Fund Service Class
	2015		1.30%	1.90%	10.77	11.34	29,523	325,435	-4.73%	-4.16%	1.51%
	2014		1.30%	1.90%	11.30	11.83	29,694	342,657	1.94%	2.55%	1.84%
	2013		1.30%	1.90%	11.09	11.54	29,883	337,344	11.32%	11.99%	1.09%
	2012		1.30%	1.90%	9.96	10.30	30,077	304,169	5.60%	6.24%	1.19%
	2011		1.30%	1.90%	9.43	9.70	40,148	384,876	-2.68%	-2.09%	0.64%
LVIP Managed Risk Profile 2040 Fund Service Class
	2015		1.40%	1.80%	10.23	10.23	3,055	32,095	-5.18%	-5.18%	2.16%
	2014		1.80%	1.80%	10.79	10.79	840	9,082	1.37%	1.37%	1.94%
	2013		1.80%	1.80%	10.65	10.65	916	9,752	14.20%	14.20%	1.03%
	2012		1.80%	1.80%	9.32	9.32	923	8,604	4.95%	4.95%	1.20%
	2011		1.80%	1.80%	8.88	8.88	931	8,275	-3.48%	-3.48%	0.19%
LVIP MFS International Growth Fund Service Class
	2015		0.65%	2.90%	8.07	13.81	617,654	5,543,481	-1.85%	0.39%	0.97%
	2014		0.65%	2.90%	8.20	13.77	552,507	4,997,159	-8.00%	-5.90%	0.85%
	2013		0.65%	2.90%	8.90	14.66	495,944	4,818,032	10.08%	12.58%	0.56%
	2012		0.65%	2.90%	8.07	13.04	474,501	4,116,302	15.93%	18.35%	0.54%
	2011		0.65%	2.70%	6.96	11.04	412,107	3,056,730	-12.50%	-10.68%	2.72%
LVIP MFS International Growth Managed Volatility Fund Service Class
	2015		0.65%	3.00%	8.68	9.23	1,414,624	12,728,034	-3.08%	-0.78%	0.87%
	2014		0.65%	3.00%	8.96	9.22	738,806	6,770,058	-10.04%	-8.50%	0.81%
	2013	6/3/13	1.25%	2.95%	9.96	10.07	249,676	2,508,587	-0.80%	9.08%	1.29%
LVIP MFS Value Fund Service Class
	2015		0.65%	3.15%	11.99	18.77	1,223,403	16,822,926	-3.87%	-1.43%	1.80%
	2014		0.65%	3.15%	12.42	19.49	1,259,436	17,715,838	6.81%	9.52%	2.27%
	2013		0.65%	3.15%	11.59	18.21	1,226,783	15,920,440	31.42%	34.74%	1.45%
	2012		0.65%	3.15%	8.79	12.42	1,343,113	12,992,118	12.84%	15.29%	0.99%
	2011		0.65%	2.80%	7.79	10.79	1,261,992	10,575,160	-3.10%	-1.00%	1.29%
LVIP Mondrian International Value Fund Standard Class
	2015		1.25%	2.70%	11.16	22.54	50,775	1,037,499	-6.36%	-4.99%	2.72%
	2014		1.25%	2.70%	11.90	23.80	59,061	1,277,569	-5.14%	-3.75%	3.73%
	2013		1.25%	2.70%	12.52	24.82	68,096	1,548,686	18.77%	20.33%	2.28%
	2012		1.25%	2.55%	10.53	20.70	83,845	1,622,728	6.86%	8.26%	2.85%
	2011		1.25%	2.55%	10.43	19.18	92,986	1,672,493	-6.53%	-5.41%	3.11%
LVIP Mondrian International Value Fund Service Class
	2015		0.63%	2.88%	8.55	20.22	698,738	10,794,221	-6.76%	-4.64%	2.67%
	2014		0.63%	2.88%	9.51	21.36	710,120	11,656,989	-5.55%	-3.40%	3.59%
	2013		0.63%	2.93%	10.06	22.26	791,890	13,969,612	18.03%	20.66%	2.69%
	2012		0.75%	2.95%	9.09	18.56	431,106	6,559,183	6.16%	8.52%	2.60%
	2011		0.75%	2.95%	8.38	17.21	465,747	6,629,211	-7.09%	-5.17%	2.81%
LVIP Money Market Fund Standard Class
	2015		1.25%	2.70%	8.66	10.39	120,552	1,186,834	-2.64%	-1.22%	0.02%
	2014		1.25%	2.70%	8.90	10.53	228,371	2,293,729	-2.64%	-1.22%	0.03%
	2013		1.25%	2.70%	9.14	10.68	263,155	2,685,462	-2.64%	-1.22%	0.02%
	2012		1.25%	2.70%	9.55	10.83	246,756	2,581,252	-2.42%	-1.22%	0.03%
	2011		1.25%	2.45%	9.78	10.98	317,927	3,378,567	-2.41%	-1.21%	0.03%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP Money Market Fund Service Class
	2015		0.65%	2.90%	$8.42	$10.15	1,447,761	$13,797,765	-2.84%	-0.63%	0.02%
	2014		0.65%	2.90%	8.66	10.22	1,446,733	13,993,739	-2.83%	-0.62%	0.03%
	2013		0.65%	2.90%	8.90	10.22	1,657,729	16,249,638	-2.83%	-0.72%	0.02%
	2012		0.75%	2.90%	9.14	10.34	1,731,118	17,293,267	-2.83%	-0.72%	0.03%
	2011		0.75%	2.90%	9.46	10.47	1,518,418	15,248,538	-2.73%	-0.72%	0.03%
LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class
	2015		1.15%	2.90%	8.80	9.03	187,423	1,680,362	-9.62%	-8.16%	1.42%
	2014	7/28/14	1.15%	2.75%	9.73	9.83	56,757	556,197	-4.71%	2.56%	3.45%
LVIP PIMCO Low Duration Bond Fund Standard Class
	2015	4/29/15	0.60%	0.60%	10.08	10.08	99	1,004	-0.04%	-0.04%	1.30%
LVIP PIMCO Low Duration Bond Fund Service Class
	2015		0.60%	2.95%	9.69	10.03	1,750,689	17,290,127	-1.48%	0.65%	1.64%
	2014	6/16/14	0.65%	2.80%	9.83	9.97	368,570	3,653,833	-1.32%	0.07%	0.97%
LVIP SSgA Bond Index Fund Standard Class
	2015	2/19/15	1.65%	1.65%	10.78	10.78	7,256	78,190	-1.91%	-1.91%	2.44%
LVIP SSgA Bond Index Fund Service Class
	2015		0.65%	3.00%	9.63	12.50	3,646,034	42,277,108	-2.91%	-0.75%	2.25%
	2014		0.75%	2.95%	9.91	12.47	3,576,864	42,167,448	2.42%	4.64%	1.67%
	2013		0.80%	2.95%	9.67	11.93	3,319,354	37,763,233	-5.64%	-3.59%	1.72%
	2012		0.65%	2.95%	10.24	12.39	3,194,803	37,980,313	0.59%	2.67%	2.34%
	2011		0.90%	2.95%	11.26	12.06	2,870,538	33,548,216	4.12%	6.17%	2.92%
LVIP SSgA Conservative Index Allocation Fund Service Class
	2015		1.25%	2.80%	11.07	12.04	450,935	5,304,827	-3.92%	-2.41%	1.94%
	2014		1.25%	2.80%	11.52	12.34	406,415	4,907,802	1.58%	3.17%	1.56%
	2013		1.25%	2.80%	11.38	11.96	388,916	4,570,224	3.69%	5.21%	1.35%
	2012		1.25%	2.95%	10.91	11.35	320,758	3,588,905	5.66%	7.41%	2.92%
	2011	2/10/11	1.30%	2.95%	10.33	10.57	174,192	1,825,748	-2.93%	3.21%	0.24%
LVIP SSgA Conservative Structured Allocation Fund Service Class
	2015		0.65%	3.00%	10.85	12.32	761,039	8,878,631	-5.00%	-2.74%	2.17%
	2014		0.65%	3.00%	11.42	12.67	1,008,606	12,176,145	2.16%	4.59%	2.37%
	2013		0.65%	3.00%	11.18	12.05	815,465	9,540,215	3.65%	5.95%	1.75%
	2012		0.80%	3.00%	10.86	11.24	900,160	10,018,004	5.21%	6.69%	4.13%
	2011		1.30%	2.70%	10.53	10.53	470,832	4,934,049	1.22%	1.22%	0.21%
LVIP SSgA Developed International 150 Fund Service Class
	2015		0.75%	2.95%	9.05	13.02	643,968	6,320,398	-7.31%	-5.25%	2.87%
	2014		0.75%	2.95%	9.75	14.04	585,251	6,111,028	-2.28%	-0.60%	3.08%
	2013		1.25%	2.95%	9.96	14.37	545,629	5,757,269	16.52%	18.52%	2.46%
	2012		1.25%	2.95%	8.53	9.15	556,461	4,981,634	10.24%	11.96%	2.49%
	2011		0.90%	2.80%	7.74	8.18	513,585	4,122,345	-14.78%	-13.44%	2.26%
LVIP SSgA Emerging Markets 100 Fund Standard Class
	2015	6/22/15	0.65%	0.65%	13.10	13.10	824	10,793	-20.64%	-20.64%	4.58%
LVIP SSgA Emerging Markets 100 Fund Service Class
	2015		0.65%	2.95%	8.80	11.08	665,307	6,347,296	-19.66%	-17.79%	4.08%
	2014		0.65%	2.95%	10.94	13.79	637,564	7,476,062	-6.41%	-4.24%	2.75%
	2013		0.65%	2.95%	11.67	14.74	606,476	7,506,159	-5.89%	-3.94%	2.06%
	2012		0.90%	2.95%	10.77	15.66	599,865	7,793,856	9.12%	11.38%	2.52%
	2011		0.90%	2.95%	11.33	12.11	517,112	6,077,347	-17.50%	-15.92%	2.50%
LVIP SSgA Global Tactical Allocation Managed Volatility Fund Service Class
	2015		0.65%	3.00%	9.41	12.86	6,141,183	71,587,864	-9.50%	-7.35%	2.88%
	2014		0.65%	3.00%	10.37	14.20	5,570,297	70,687,126	0.64%	3.04%	2.19%
	2013		0.65%	3.00%	10.28	14.10	4,580,787	56,951,026	6.30%	8.66%	2.17%
	2012		0.80%	3.00%	9.94	13.26	3,052,805	35,197,386	7.66%	9.99%	3.37%
	2011		0.80%	2.95%	10.28	10.91	2,158,045	22,926,088	-2.21%	-1.33%	1.44%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSgA International Index Fund Service Class
	2015		0.75%	2.95%	$8.18	$12.66	1,216,777	$10,794,479	-4.33%	-2.20%	2.19%
	2014		0.75%	2.95%	8.54	13.23	1,283,651	11,751,088	-8.81%	-6.92%	2.46%
	2013		0.90%	2.95%	9.35	14.51	1,234,413	12,253,973	17.19%	19.61%	1.51%
	2012		0.90%	2.95%	7.97	8.68	978,250	8,175,442	14.56%	16.76%	1.69%
	2011		0.90%	2.85%	6.96	7.44	940,151	6,775,945	-15.01%	-13.37%	1.16%
LVIP SSgA International Managed Volatility Fund Service Class
	2015		0.65%	2.95%	8.49	8.77	569,911	4,957,856	-6.37%	-4.85%	3.09%
	2014	2/7/14	1.15%	2.75%	9.07	9.21	162,614	1,492,722	-12.32%	-0.99%	3.75%
LVIP SSgA Large Cap 100 Fund Service Class
	2015		0.75%	2.95%	15.61	22.46	761,000	12,947,600	-7.67%	-5.62%	2.35%
	2014		0.75%	2.95%	16.89	24.32	785,704	14,279,724	13.05%	15.51%	2.27%
	2013		0.80%	2.95%	14.92	21.51	822,119	13,049,933	31.56%	33.81%	1.96%
	2012		1.25%	2.95%	11.33	12.18	929,622	11,079,699	8.80%	10.56%	1.37%
	2011		0.90%	2.85%	10.43	11.02	954,164	10,325,255	-0.76%	0.80%	1.32%
LVIP SSgA Large Cap Managed Volatility Fund Service Class
	2015		1.15%	2.95%	10.22	10.72	1,370,313	14,499,572	-8.14%	-6.47%	1.88%
	2014		1.15%	2.95%	11.13	11.44	650,376	7,403,365	3.14%	4.91%	3.01%
	2013	6/18/13	1.25%	2.95%	10.79	10.91	156,568	1,704,721	5.42%	9.44%	3.79%
LVIP SSgA Moderate Index Allocation Fund Service Class
	2015		0.65%	3.15%	11.03	13.18	1,478,294	18,471,218	-4.76%	-2.35%	1.70%
	2014		0.65%	3.15%	11.59	13.50	1,217,508	15,707,590	0.92%	3.48%	1.84%
	2013		0.65%	3.15%	11.48	13.05	1,013,672	12,738,898	8.71%	11.46%	1.35%
	2012		0.65%	3.15%	11.14	11.71	845,485	9,629,008	8.24%	10.71%	2.39%
	2011		0.65%	2.90%	10.43	10.43	420,465	4,378,544	-2.11%	-2.11%	0.10%
LVIP SSgA Moderate Structured Allocation Fund Service Class
	2015		0.65%	3.00%	11.46	13.01	4,278,264	52,667,286	-5.82%	-3.57%	2.56%
	2014		0.65%	3.00%	12.16	13.50	4,377,285	56,460,800	2.18%	4.61%	2.38%
	2013		0.65%	3.00%	11.93	12.83	4,874,135	60,676,924	9.26%	11.64%	2.37%
	2012		0.80%	2.95%	10.91	11.40	3,624,775	40,794,760	7.06%	9.00%	3.75%
	2011		1.15%	2.95%	10.35	10.44	2,586,633	26,866,567	-1.84%	-1.25%	0.22%
LVIP SSgA Moderately Aggressive Index Allocation Fund Service Class
	2015		0.85%	2.95%	11.76	12.90	864,388	10,922,812	-5.12%	-3.50%	1.65%
	2014		1.25%	2.95%	12.40	13.37	801,817	10,513,772	0.74%	2.46%	2.05%
	2013		1.25%	2.95%	12.31	13.04	718,647	9,263,504	11.19%	13.10%	1.40%
	2012		1.25%	2.95%	11.07	11.52	559,471	6,389,458	9.30%	11.12%	2.35%
	2011		1.30%	2.95%	10.33	10.37	316,364	3,264,535	-4.28%	-4.04%	0.03%
LVIP SSgA Moderately Aggressive Structured Allocation Fund Service Class
	2015		0.65%	2.90%	11.94	13.34	1,687,114	21,320,825	-6.48%	-4.35%	2.66%
	2014		0.65%	2.90%	12.74	13.94	1,857,033	24,682,460	2.01%	4.34%	2.61%
	2013		0.65%	2.90%	12.46	13.16	1,884,663	24,252,649	11.60%	13.62%	2.26%
	2012		1.10%	2.90%	11.14	11.54	1,767,041	20,141,867	7.94%	9.73%	3.99%
	2011		1.25%	2.90%	10.42	10.51	1,274,024	13,317,403	-3.84%	-3.26%	0.18%
LVIP SSgA S&P 500 Index Fund Standard Class
	2015		1.40%	2.70%	14.64	16.62	94,599	1,525,305	-1.52%	-0.23%	1.82%
	2014		1.40%	2.70%	14.85	16.66	109,694	1,778,172	10.41%	11.85%	1.81%
	2013		1.40%	2.70%	13.73	15.04	130,118	1,891,987	28.49%	30.17%	2.02%
	2012		1.40%	2.70%	10.65	11.44	35,257	379,145	12.96%	14.04%	0.88%
	2011		1.40%	2.35%	9.43	10.04	42,395	402,908	-0.52%	0.43%	0.87%
LVIP SSgA S&P 500 Index Fund Service Class
	2015		0.60%	3.15%	13.47	20.56	2,676,956	42,132,963	-2.21%	0.16%	1.69%
	2014		0.75%	3.15%	13.72	20.98	2,620,709	41,518,153	9.86%	12.30%	1.66%
	2013		0.75%	2.95%	12.93	19.10	2,760,953	39,261,760	27.85%	30.63%	1.47%
	2012		0.80%	2.95%	10.10	14.94	1,956,056	21,414,254	12.01%	14.44%	0.72%
	2011		0.80%	2.95%	8.87	9.97	1,931,039	18,608,418	-1.21%	0.69%	0.70%
LVIP SSgA Small-Cap Index Fund Standard Class
	2015	4/29/15	0.60%	0.60%	23.43	23.43	39	913	-8.57%	-8.57%	0.94%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP SSgA Small-Cap Index Fund Service Class
	2015		0.60%	3.05%	$11.36	$19.75	1,022,273	$12,782,257	-7.81%	-5.66%	0.68%
	2014		0.75%	3.05%	12.30	21.40	1,054,735	14,100,034	1.28%	3.63%	0.58%
	2013		0.65%	3.05%	12.11	21.11	1,225,465	15,975,337	33.44%	36.33%	0.64%
	2012		0.90%	3.05%	9.03	11.23	638,970	6,144,972	12.14%	14.57%	0.44%
	2011		0.90%	3.05%	8.03	8.79	661,006	5,591,990	-7.48%	-5.65%	0.10%
LVIP SSgA Small-Cap Managed Volatility Fund Standard Class
	2015		0.60%	0.65%	9.99	9.99	793	7,926	-9.28%	-9.28%	1.05%
	2014	4/14/14	0.65%	0.65%	11.01	11.01	305	3,360	2.39%	2.39%	1.92%
LVIP SSgA Small-Cap Managed Volatility Fund Service Class
	2015		0.65%	3.00%	9.33	9.92	1,753,894	16,943,291	-11.60%	-9.50%	0.70%
	2014		0.65%	3.00%	10.56	10.96	913,222	9,841,037	-4.49%	-2.27%	1.37%
	2013	5/24/13	0.65%	2.95%	11.06	11.22	183,852	2,049,997	3.52%	11.33%	2.23%
LVIP SSgA Small-Mid Cap 200 Fund Standard Class
	2015		0.65%	1.65%	24.46	24.46	1,253	23,159	-7.44%	-7.44%	2.78%
	2014	11/7/14	0.65%	0.65%	26.43	26.43	402	10,627	2.63%	2.63%	3.38%
LVIP SSgA Small-Mid Cap 200 Fund Service Class
	2015		0.75%	2.95%	15.14	20.70	256,066	4,556,315	-9.78%	-7.78%	2.32%
	2014		0.75%	2.95%	16.77	22.94	242,821	4,716,026	1.02%	2.75%	3.21%
	2013		1.25%	2.95%	16.59	22.71	235,805	4,477,174	30.26%	32.49%	2.50%
	2012		1.25%	2.95%	13.70	14.70	247,965	3,566,763	10.41%	12.13%	2.33%
	2011		0.90%	2.80%	12.41	13.11	248,780	3,203,267	-5.15%	-3.67%	1.45%
LVIP T. Rowe Price Growth Stock Fund Service Class
	2015		0.65%	3.00%	14.60	23.43	898,079	14,489,016	7.18%	9.73%	0.00%
	2014		0.65%	3.00%	13.59	21.85	821,948	12,185,702	5.24%	7.74%	0.00%
	2013		0.65%	3.00%	12.89	20.76	740,224	10,274,291	34.68%	37.67%	0.00%
	2012		0.75%	2.95%	9.56	13.11	603,779	6,145,130	14.64%	17.13%	0.00%
	2011		0.75%	2.90%	8.33	9.16	451,951	3,962,905	-4.60%	-2.63%	0.00%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class
	2015		1.60%	2.65%	19.21	31.96	4,820	132,926	-0.57%	0.48%	0.20%
	2014		1.60%	2.65%	19.32	31.80	3,208	82,067	8.67%	9.82%	0.23%
	2013		1.40%	2.65%	17.78	28.96	3,683	86,359	31.27%	32.92%	0.00%
	2012		1.40%	2.65%	13.86	21.83	4,189	73,680	13.60%	14.67%	0.00%
	2011		1.40%	2.35%	12.20	19.07	3,454	62,245	-6.10%	-5.21%	0.00%
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class
	2015		0.60%	3.15%	15.58	29.13	256,565	6,176,307	-1.31%	1.09%	0.00%
	2014		0.75%	3.15%	15.79	28.99	252,151	6,049,147	7.85%	10.42%	0.00%
	2013		0.80%	3.15%	14.64	26.40	243,062	5,329,505	30.29%	33.39%	0.00%
	2012		0.80%	3.15%	12.67	19.90	241,009	4,046,116	12.65%	15.09%	0.00%
	2011		0.80%	2.95%	11.02	17.39	209,432	3,110,262	-6.76%	-4.97%	0.00%
LVIP Templeton Growth Managed Volatility Fund Service Class
	2015		0.65%	3.20%	8.19	13.68	5,605,898	51,400,854	-11.15%	-8.85%	1.27%
	2014		0.65%	3.20%	9.18	15.36	4,085,916	41,539,889	-5.31%	-2.87%	1.67%
	2013		0.65%	3.20%	9.66	16.18	2,103,669	22,173,592	16.15%	18.88%	1.79%
	2012		0.65%	2.95%	8.31	13.93	655,386	5,839,829	17.40%	20.13%	1.76%
	2011		0.65%	2.95%	7.09	7.83	610,143	4,567,332	-6.01%	-3.91%	1.97%
LVIP U.S. Growth Allocation Managed Risk Fund Service Class
	2015	5/27/15	0.85%	2.95%	9.43	9.57	1,605,600	15,278,463	-5.63%	1.49%	2.24%
LVIP UBS Large Cap Growth Managed Volatility Fund Standard Class
	2015		1.40%	2.70%	14.32	21.26	7,972	135,372	-1.36%	-0.07%	0.00%
	2014		1.40%	2.70%	14.49	21.32	8,667	147,064	2.54%	3.88%	0.00%
	2013		1.25%	2.70%	14.61	20.56	10,519	175,371	22.16%	23.94%	0.00%
	2012		1.25%	2.70%	11.96	16.65	8,810	123,018	13.29%	14.94%	0.00%
	2011		1.25%	2.70%	11.82	14.54	9,207	111,981	-7.27%	-6.86%	0.24%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
LVIP UBS Large Cap Growth Managed Volatility Fund Service Class
	2015		0.65%	3.20%	$12.76	$19.48	1,511,463	$24,996,904	-2.10%	-0.07%	0.00%
	2014		1.15%	3.20%	13.03	19.54	754,565	12,765,408	1.78%	3.89%	0.00%
	2013		1.15%	3.20%	13.52	18.86	430,800	7,015,173	21.73%	23.75%	0.00%
	2012		1.15%	2.80%	11.11	15.28	163,497	2,182,977	12.90%	14.78%	0.00%
	2011		1.15%	2.95%	9.84	13.34	121,650	1,446,792	-8.53%	-7.00%	0.00%
LVIP Vanguard Domestic Equity ETF Fund Standard Class
	2015	4/29/15	0.60%	0.60%	15.47	15.47	125	1,931	-3.43%	-3.43%	1.64%
LVIP Vanguard Domestic Equity ETF Fund Service Class
	2015		0.80%	2.90%	13.84	15.15	449,714	6,570,455	-3.26%	-1.35%	1.37%
	2014		0.65%	2.75%	14.31	15.44	424,431	6,336,115	8.90%	11.21%	1.64%
	2013		0.65%	2.75%	13.14	13.83	406,993	5,510,124	26.67%	29.16%	1.07%
	2012		0.80%	2.75%	10.40	10.71	290,392	3,067,679	11.93%	13.96%	1.81%
	2011	7/11/11	0.80%	2.60%	9.29	9.40	51,312	480,762	-6.15%	12.32%	0.85%
LVIP Vanguard International Equity ETF Fund Service Class
	2015		1.10%	3.15%	9.14	10.05	373,594	3,667,307	-6.19%	-4.25%	2.10%
	2014		0.65%	3.15%	9.81	10.67	282,267	2,904,808	-7.65%	-5.50%	1.82%
	2013		0.65%	2.95%	10.63	11.11	261,170	2,867,025	11.13%	13.04%	2.08%
	2012		1.25%	2.95%	9.57	9.82	201,864	1,969,847	15.64%	17.50%	5.33%
	2011	6/29/11	1.30%	2.90%	8.27	8.36	66,049	551,143	-18.35%	2.72%	0.00%
LVIP VIP Contrafund Managed Volatility Portfolio Standard Class
	2015	3/12/15	0.65%	0.65%	11.12	11.12	369	4,102	-5.76%	-5.76%	1.63%
LVIP VIP Contrafund Managed Volatility Portfolio Service Class
	2015		0.65%	3.20%	10.30	11.02	2,926,094	31,388,103	-8.14%	-5.76%	1.47%
	2014		0.65%	3.20%	11.21	11.69	1,764,110	20,289,796	2.48%	5.12%	3.61%
	2013	6/3/13	0.65%	3.20%	10.94	11.12	495,454	5,474,477	0.54%	12.50%	1.99%
LVIP VIP Mid Cap Managed Volatility Portfolio Service Class
	2015		1.15%	2.95%	9.30	9.54	542,656	5,147,137	-7.46%	-6.02%	0.41%
	2014	6/5/14	1.30%	2.85%	10.05	10.15	49,312	498,336	-3.07%	2.69%	1.86%
LVIP Wellington Capital Growth Fund Service Class
	2015		0.65%	2.95%	14.24	21.48	268,914	4,439,860	5.98%	8.44%	0.00%
	2014		0.65%	2.95%	13.40	20.27	218,468	3,412,497	7.86%	10.37%	0.00%
	2013		0.65%	2.95%	12.38	16.65	228,616	3,268,512	32.17%	34.79%	0.00%
	2012		0.65%	2.60%	9.36	12.37	275,180	2,885,053	15.71%	18.00%	0.00%
	2011		0.65%	2.60%	8.11	10.50	255,031	2,256,322	-11.53%	-9.83%	0.00%
LVIP Wellington Mid-Cap Value Fund Service Class
	2015		0.65%	2.80%	11.32	17.75	412,533	5,168,194	-4.47%	-2.40%	0.17%
	2014		0.65%	2.80%	11.85	18.21	458,896	5,948,789	5.04%	7.32%	0.12%
	2013		0.65%	2.80%	11.28	16.99	426,702	5,200,795	30.12%	32.75%	0.22%
	2012		0.75%	2.90%	8.65	12.80	421,062	3,905,496	20.34%	22.89%	0.13%
	2011		0.75%	2.85%	7.19	7.92	427,742	3,244,684	-12.09%	-10.22%	0.00%
Lord Abbett Series Fund Bond Debenture Portfolio Class VC
	2015		1.10%	1.25%	9.72	9.74	21,535	209,744	-2.75%	-2.61%	6.84%
	2014	10/1/14	1.10%	1.25%	9.99	10.00	6,112	61,126	-0.84%	0.41%	6.49%
Lord Abbett Series Fund Developing Growth Portfolio Class VC
	2015		1.10%	1.25%	9.94	9.97	9,766	97,186	-9.34%	-9.21%	0.00%
	2014	9/19/14	1.10%	1.25%	10.97	10.98	1,486	16,312	1.42%	3.64%	0.00%
Lord Abbett Series Fund Fundamental Equity Portfolio Class VC
	2015		0.75%	1.30%	16.05	22.70	3,451	74,682	-4.70%	-4.16%	1.15%
	2014		0.75%	1.30%	16.76	23.68	3,558	80,495	5.75%	6.34%	0.45%
	2013		0.75%	1.30%	15.76	22.27	3,744	79,807	34.00%	34.74%	0.22%
	2012		0.75%	1.30%	11.71	16.53	4,460	71,129	9.15%	9.76%	0.49%
	2011		0.75%	2.35%	14.99	15.06	6,335	88,245	-5.34%	-5.20%	0.26%
Lord Abbett Series Fund Short Duration Income Portfolio Class VC
	2015		1.10%	1.50%	9.86	9.88	32,580	320,070	-0.67%	-0.52%	7.31%
	2014	11/3/14	1.10%	1.25%	9.92	9.93	3,594	35,665	-0.71%	-0.62%	2.60%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
MFS VIT Core Equity Series Service Class
	2015		0.00%	0.00%	$—	$—	—	$—	0.00%	0.00%	0.63%
	2014		1.40%	2.35%	16.65	25.57	2,454	49,265	8.40%	9.43%	0.54%
	2013		1.40%	2.35%	15.36	23.42	2,677	49,218	31.12%	32.37%	0.57%
	2012		1.40%	2.35%	11.71	17.73	4,035	62,573	13.26%	14.34%	0.51%
	2011		1.40%	2.35%	10.34	15.53	3,363	41,648	-3.57%	-2.65%	0.44%
MFS VIT Growth Series Initial Class
	2015		1.40%	1.40%	12.75	12.75	4,496	57,301	6.06%	6.06%	0.13%
	2014		1.40%	1.40%	12.02	12.02	8,323	100,021	7.43%	7.43%	0.11%
	2013		1.40%	1.40%	11.19	11.19	9,532	106,630	34.95%	34.95%	0.24%
	2012		1.40%	1.40%	8.29	8.29	10,469	86,775	15.76%	15.76%	0.00%
	2011		1.40%	1.40%	7.16	7.16	15,353	109,949	-1.71%	-1.71%	0.19%
MFS VIT Growth Series Service Class
	2015		0.80%	3.00%	10.59	31.42	66,950	1,366,653	4.13%	6.45%	0.00%
	2014		0.80%	3.00%	15.62	29.76	55,884	1,111,942	5.47%	7.82%	0.00%
	2013		0.80%	3.00%	14.61	27.82	60,297	1,236,123	32.99%	35.41%	0.13%
	2012		0.80%	2.60%	10.81	20.71	61,642	879,920	14.07%	16.15%	0.00%
	2011		0.80%	2.60%	9.45	17.98	52,354	646,225	-3.06%	-1.84%	0.02%
MFS VIT Total Return Series Initial Class
	2015		1.40%	1.40%	19.74	19.74	17,770	350,815	-1.76%	-1.76%	2.57%
	2014		1.40%	1.40%	20.09	20.09	21,258	427,178	6.99%	6.99%	1.70%
	2013		1.40%	1.40%	18.78	18.78	28,208	529,801	17.39%	17.39%	1.79%
	2012		1.40%	1.40%	16.00	16.00	34,673	554,747	9.71%	9.71%	2.72%
	2011		1.40%	1.40%	14.58	14.58	47,810	697,218	0.36%	0.36%	2.59%
MFS VIT Total Return Series Service Class
	2012		0.65%	2.80%	10.84	15.45	938,481	13,030,237	7.87%	10.21%	2.38%
	2011		0.65%	2.85%	10.01	14.12	1,135,245	14,538,502	-1.27%	0.93%	2.39%
MFS VIT Utilities Series Initial Class
	2015		1.40%	2.35%	23.72	23.72	13,475	318,991	-15.71%	-15.71%	4.16%
	2014		1.40%	1.40%	28.14	28.14	14,901	419,371	11.17%	11.17%	1.97%
	2013		1.40%	1.40%	25.32	25.32	16,990	430,117	18.84%	18.84%	2.31%
	2012		1.40%	1.40%	21.30	21.30	19,461	414,566	11.91%	11.91%	7.14%
	2011		1.40%	1.40%	19.04	19.04	25,620	487,714	5.30%	5.30%	3.20%
MFS VIT Utilities Series Service Class
	2015		0.75%	2.95%	13.45	41.30	492,891	11,557,351	-17.24%	-15.38%	3.95%
	2014		0.75%	2.95%	16.25	49.23	524,480	14,836,054	9.20%	11.62%	1.90%
	2013		0.75%	2.95%	14.87	44.48	550,804	14,121,047	16.72%	19.31%	2.04%
	2012		0.75%	2.95%	12.74	37.60	622,844	13,546,868	9.98%	12.36%	6.41%
	2011		0.75%	2.90%	12.65	33.75	685,691	13,455,945	3.57%	5.71%	3.04%
MFS VIT II Core Equity Portfolio Service Class
	2015	3/27/15	1.40%	2.35%	16.19	25.06	3,505	63,394	-5.72%	-3.75%	0.34%
MFS VIT II International Value Series Service Class
	2015		1.10%	1.50%	10.22	10.22	49,138	500,180	5.16%	5.16%	2.01%
	2014	11/17/14	1.10%	1.10%	9.72	9.72	285	2,775	-0.50%	-0.50%	0.00%
NB AMT Mid Cap Growth Portfolio I Class
	2012		1.25%	2.70%	13.85	21.97	177,048	3,177,639	9.57%	11.02%	0.00%
	2011		1.25%	2.55%	12.60	19.83	217,266	3,579,845	-2.05%	-0.77%	0.00%
NB AMT Mid Cap Intrinsic Value Portfolio I Class
	2015		1.25%	2.90%	14.67	28.10	113,102	2,541,991	-10.96%	-9.48%	0.76%
	2014		1.25%	2.90%	16.37	31.16	134,934	3,352,782	10.58%	12.42%	1.03%
	2013		1.25%	2.90%	14.70	27.81	165,001	3,687,803	33.14%	35.35%	1.15%
	2012		1.25%	2.90%	10.97	20.62	219,756	3,646,857	12.23%	14.09%	0.60%
	2011		1.25%	2.90%	9.71	18.14	253,041	3,721,504	-8.99%	-7.66%	0.61%
Oppenheimer Global Fund/VA Service Shares
	2015		0.75%	1.70%	16.68	25.27	11,240	221,171	2.33%	2.90%	1.09%
	2014		0.75%	1.30%	16.22	24.56	13,053	250,444	0.74%	1.29%	0.84%
	2013		0.75%	1.30%	16.02	24.25	13,451	256,078	25.35%	26.04%	1.13%
	2012		0.75%	1.30%	12.72	19.24	14,940	223,096	19.39%	20.05%	1.90%
	2011		0.75%	1.30%	15.75	16.03	16,819	207,744	-9.71%	-9.21%	0.55%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Oppenheimer International Growth Fund/VA Service Shares
	2015		1.10%	1.25%	$9.17	$9.19	18,682	$171,686	1.82%	1.98%	0.86%
	2014	9/19/14	1.10%	1.25%	9.01	9.02	5,136	46,309	-4.72%	-0.27%	0.00%
Oppenheimer Main Street Small Cap Fund/VA Service Shares
	2015		1.10%	1.50%	10.26	10.26	4,676	47,936	-7.12%	-7.12%	0.60%
	2014	8/27/14	1.10%	1.10%	11.05	11.05	1,193	13,193	5.27%	5.27%	0.00%
PIMCO VIT All Asset All Authority Portfolio Advisor Class
	2015		1.10%	1.25%	8.04	8.04	12,884	103,610	-13.36%	-13.36%	2.78%
	2014	12/19/14	1.10%	1.10%	9.28	9.28	10,774	100,037	0.03%	0.03%	3.48%
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class
	2015		0.65%	2.50%	6.67	7.54	394,036	2,810,603	-27.50%	-26.14%	4.25%
	2014		0.65%	2.50%	9.20	10.20	336,895	3,274,785	-20.63%	-19.15%	0.27%
	2013		0.65%	2.50%	11.59	12.62	288,585	3,496,992	-16.82%	-15.27%	1.63%
	2012		0.65%	2.50%	13.93	14.89	231,047	3,332,645	2.53%	4.44%	2.63%
	2011		0.65%	2.50%	13.78	14.26	95,026	1,322,824	-9.33%	-8.14%	14.47%
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class
	2015		1.10%	1.10%	9.24	9.24	2,108	19,477	-3.40%	-3.40%	5.13%
	2014	10/1/14	1.10%	1.25%	9.56	9.56	7,674	73,324	-4.61%	-4.37%	1.33%
PIMCO VIT Unconstrained Bond Portfolio Advisor Class
	2015		1.10%	1.50%	9.72	9.74	39,241	380,824	-3.00%	-2.86%	3.70%
	2014	10/31/14	1.10%	1.25%	10.02	10.03	5,639	56,518	-0.35%	-0.33%	0.25%
Putnam VT Absolute Return 500 Fund Class IB
	2015	1/5/15	1.10%	1.25%	10.03	10.05	1,027	10,315	-2.74%	-1.52%	0.04%
Putnam VT Global Health Care Fund Class IB
	2015		1.10%	3.00%	20.70	29.22	27,028	448,423	4.60%	6.29%	0.00%
	2014		1.40%	3.00%	19.79	27.54	9,935	230,990	23.88%	25.87%	0.24%
	2013		1.40%	3.00%	18.44	21.93	9,343	174,609	39.28%	39.70%	0.95%
	2012		1.40%	1.70%	13.24	15.73	7,832	107,116	20.21%	20.57%	1.31%
	2011		1.40%	1.70%	11.01	13.07	6,602	75,661	-2.84%	-2.55%	0.84%
Putnam VT Growth & Income Fund Class IB
	2015		1.40%	3.00%	14.35	18.68	1,133	19,001	-10.26%	-8.81%	1.77%
	2014		1.40%	3.00%	15.99	20.78	1,489	26,783	7.46%	9.20%	1.35%
	2013		1.40%	3.00%	16.93	19.29	1,576	26,281	31.94%	33.80%	1.54%
	2012		1.40%	2.80%	12.66	14.62	944	13,047	15.85%	17.48%	2.81%
	2011		1.40%	2.80%	10.77	13.17	4,382	56,120	-6.16%	-5.97%	1.22%
Putnam VT Income Fund Class IB
	2015	8/17/15	1.10%	1.25%	9.58	9.59	11,122	106,586	-2.90%	-0.93%	0.00%
Templeton Foreign VIP Fund Class 4
	2015		1.10%	1.10%	7.98	7.98	4,208	33,587	-7.68%	-7.68%	3.17%
	2014	10/1/14	1.10%	1.10%	8.64	8.64	3,994	34,531	-7.76%	-7.76%	0.00%
Templeton Global Bond VIP Fund Class 2
	2015		0.60%	3.00%	10.07	17.81	555,491	9,346,619	-7.13%	-4.93%	7.85%
	2014		0.65%	3.00%	10.84	18.85	607,173	10,833,236	-1.18%	1.17%	5.10%
	2013		0.65%	3.00%	11.01	18.74	628,352	11,218,740	-1.33%	0.97%	4.79%
	2012		0.65%	2.95%	12.95	18.68	722,341	12,980,353	11.72%	14.32%	6.49%
	2011		0.65%	2.95%	14.84	16.43	931,664	14,854,367	-3.61%	-1.51%	5.64%
Templeton Global Bond VIP Fund Class 4
	2015		1.10%	1.25%	9.35	9.38	40,024	375,142	-5.58%	-5.44%	4.14%
	2014	9/19/14	1.10%	1.25%	9.91	9.92	3,780	37,486	-2.52%	-1.56%	0.00%
Templeton Growth VIP Fund Class 2
	2015		1.25%	2.80%	9.60	19.47	145,588	2,296,627	-9.07%	-7.65%	2.57%
	2014		1.25%	2.80%	10.55	21.15	162,686	2,817,073	-5.47%	-4.02%	1.35%
	2013		1.25%	2.75%	11.16	22.12	192,736	3,489,164	27.26%	29.20%	2.68%
	2012		1.25%	2.75%	8.77	17.18	243,987	3,433,882	17.77%	19.56%	2.08%
	2011		1.25%	2.75%	8.70	14.42	326,845	3,889,903	-9.32%	-8.13%	1.34%

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

3. Financial Highlights (continued)

Subaccount	Year	Commencement Date(1)	Minimum Fee Rate(2)	Maximum Fee Rate(2)	Minimum Unit Value(3)	Maximum Unit Value(3)	Units Outstanding	Net Assets	Minimum Total Return(4)	Maximum Total Return(4)	Investment Income Ratio(5)
Transparent Value Directional Allocation VI Portfolio Class II
	2015		1.10%	1.10%	$9.54	$9.54	6,828	$65,141	-3.83%	-3.83%	0.00%
	2014	11/17/14	1.10%	1.10%	9.92	9.92	397	3,944	-2.63%	-2.63%	0.00%
UIF Global Infrastructure Portfolio Class II
	2015		1.10%	1.25%	8.97	8.99	6,399	57,493	-14.96%	-14.81%	1.99%
	2014	9/2/14	1.10%	1.25%	10.55	10.56	1,163	12,276	-2.62%	1.83%	0.00%
Van Eck VIP Global Hard Assets Fund Class S
	2015		1.10%	1.25%	4.94	4.94	4,408	21,785	-34.35%	-34.35%	0.02%
	2014	12/4/14	1.10%	1.10%	7.53	7.53	1,331	10,022	-3.18%	-3.18%	0.00%
Virtus VIT Equity Trend Series Class A
	2015		1.10%	1.10%	8.82	8.82	1,695	14,974	-10.32%	-10.32%	0.00%
	2014	10/31/14	1.10%	1.10%	9.84	9.84	1,994	19,633	-1.38%	-1.38%	0.00%
Virtus VIT Multi-Sector Fixed Income Series Class A
	2015		1.10%	1.50%	9.47	9.49	15,108	143,057	-2.48%	-2.34%	6.38%
	2014	10/1/14	1.10%	1.25%	9.71	9.72	3,154	30,642	-2.44%	-2.43%	4.74%

(1)  Reflects less than a full year of activity. Funds were first received in this option on the commencement date noted or the option was inactive at the date funds were received thereby a succeeding commencement date is disclosed.

(2)  These amounts represent the annualized minimum and maximum contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded.

(3)  As the unit value is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract unit values may not be within the ranges presented as a result of partial year activity.

(4)  These amounts represent the total return, including changes in value of mutual funds, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized. As the total return is presented as a range of minimum to maximum values, for only those subaccounts which existed for the entire year, some individual contract total returns may not be within the ranges presented as a result of partial year activity.

(5)  These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

Note: Fee rate, unit value and total return minimum and maximum are the same where there is only one active contract level charge for the subaccount.

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

4. Purchases and Sales of Investments

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2015:

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
AB VPS Global Thematic Growth Portfolio Class B	$263,660	$518,538
AB VPS Large Cap Growth Portfolio Class B	68,832	87,042
AB VPS Small/Mid Cap Value Portfolio Class B	2,514,224	2,115,734
Alps|Alerian Energy Infrastructure Portfolio Class III	128,178	7,856
Alps|Red Rocks Listed Private Property Equity Portfolio Class III	20,185	—
Alps|Stadion Tactical Defensive Portfolio Class III	19,389	300
Alps|Stadion Tactical Growth Portfolio Class III	12,500	—
American Funds Asset Allocation Fund Class 4	1,881,127	109,724
American Funds Blue Chip Income and Growth Fund Class 1	124,524	11,304
American Funds Blue Chip Income and Growth Fund Class 4	348,264	4,601
American Funds Bond Fund Class 1	4,303	1,258
American Funds Capital Income Builder Fund Class 1	21,553	20
American Funds Capital Income Builder Fund Class 4	736,933	26,869
American Funds Global Bond Fund Class 1	12,547	351
American Funds Global Growth Fund Class 2	2,746,797	2,412,931
American Funds Global Growth Fund Class 4	331,848	3,657
American Funds Global Growth and Income Fund Class 1	10,302	745
American Funds Global Small Capitalization Fund Class 1	4,212	—
American Funds Global Small Capitalization Fund Class 2	1,073,762	1,813,471
American Funds Global Small Capitalization Fund Class 4	204,162	893
American Funds Growth Fund Class 1	13,765	—
American Funds Growth Fund Class 2	14,331,117	11,535,575
American Funds Growth Fund Class 4	1,041,819	21,804
American Funds Growth-Income Fund Class 1	60,810	4,130
American Funds Growth-Income Fund Class 2	11,788,666	10,376,690
American Funds Growth-Income Fund Class 4	1,103,960	29,129
American Funds High-Income Bond Fund Class 1	6,288	—
American Funds International Fund Class 1	77,562	5,268
American Funds International Fund Class 2	2,877,508	3,855,168
American Funds International Fund Class 4	385,042	19,158
American Funds International Growth and Income Fund Class 1	6,097	—
American Funds Managed Risk Asset Allocation Fund Class P1	6,758	—
American Funds Managed Risk Asset Allocation Fund Class P2	3,606,599	174,504
American Funds Mortgage Fund Class 4	20,373	57
American Funds New World Fund Class 1	19,854	1,907
American Funds New World Fund Class 4	414,144	111,044
BlackRock Global Allocation V.I. Fund Class I	22,713	71
BlackRock Global Allocation V.I. Fund Class III	10,533,140	7,597,363
BlackRock iShares Alternative Strategies V.I. Fund Class III	6,608	—
ClearBridge Variable Aggressive Growth Portfolio Class II	130,640	2,446
ClearBridge Variable Mid Cap Core Portfolio Class II	1,393,747	1,307,122
Delaware VIP Diversified Income Series Standard Class	67,154	6,231
Delaware VIP Diversified Income Series Service Class	15,200,419	10,373,999
Delaware VIP Emerging Markets Series Service Class	2,208,873	2,128,999
Delaware VIP High Yield Series Standard Class	41,088	156,171
Delaware VIP High Yield Series Service Class	1,231,484	3,068,357
Delaware VIP Limited-Term Diversified Income Series Standard Class	2,004	727
Delaware VIP Limited-Term Diversified Income Series Service Class	4,074,921	6,130,895
Delaware VIP REIT Series Standard Class	11,235	27,372
Delaware VIP REIT Series Service Class	1,808,422	3,826,288
Delaware VIP Small Cap Value Series Standard Class	79,930	47,012
Delaware VIP Small Cap Value Series Service Class	2,662,107	2,982,001
Delaware VIP Smid Cap Growth Series Standard Class	50,135	28,086
Delaware VIP Smid Cap Growth Series Service Class	2,705,869	2,564,333
Delaware VIP U.S. Growth Series Service Class	2,042,936	1,460,517
Delaware VIP Value Series Standard Class	3,514	15,859
Delaware VIP Value Series Service Class	1,580,614	2,483,552
Deutsche Alternative Asset Allocation VIP Portfolio A	16,663	94

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Deutsche Alternative Asset Allocation VIP Portfolio B	$1,184,882	$600,097
Deutsche Equity 500 Index VIP Portfolio A	103,159	207,674
Deutsche Small Cap Index VIP Portfolio A	32,955	56,330
Eaton Vance VT Floating-Rate Income Fund Initial Class	366,476	12,325
Fidelity VIP Contrafund Portfolio Service Class 2	8,535,734	6,019,675
Fidelity VIP Growth Portfolio Initial Class	7,975	6,259
Fidelity VIP Growth Portfolio Service Class 2	2,934,508	3,855,507
Fidelity VIP Mid Cap Portfolio Service Class 2	6,673,932	5,210,276
Fidelity VIP Strategic Income Portfolio Service Class 2	92,192	727
First Trust Multi Income Allocation Portfolio Class I	61,801	112
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	415,438	6,122
Franklin Founding Funds Allocation VIP Fund Class 4	242,186	3,969
Franklin Income VIP Fund Class 2	6,348,986	5,127,126
Franklin Income VIP Fund Class 4	993,488	681,280
Franklin Mutual Shares VIP Fund Class 2	2,786,631	2,681,546
Franklin Mutual Shares VIP Fund Class 4	630,481	156,435
Franklin Rising Dividends VIP Fund Class 4	314,284	6,355
Franklin Small Cap Value VIP Fund Class 4	51,635	1,120
Franklin Small-Mid Cap Growth VIP Fund Class 4	103,251	885
Goldman Sachs VIT Large Cap Value Fund Service Class	277,381	137,643
Goldman Sachs VIT Money Market Fund Service Class	1,029,876	1,261,794
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class	60,755	5,964
Goldman Sachs VIT Strategic Income Fund Advisor Class	35,231	811
Guggenheim Long Short Equity Fund	98,799	8,257
Guggenheim Multi-Hedge Strategies Fund	71,760	6,046
Hartford Capital Appreciation HLS Fund Class IC	197,833	3,085
Huntington VA Dividend Capture Fund	1,423	21,301
Invesco V.I. American Franchise Fund Series I	323	31,210
Invesco V.I. American Franchise Fund Series II	131	1,500
Invesco V.I. Balanced-Risk Allocation Fund Series II	244,452	10,550
Invesco V.I. Comstock Fund Series II	47,901	311
Invesco V.I. Core Equity Fund Series I	29,541	32,295
Invesco V.I. Core Equity Fund Series II	103	794
Invesco V.I. Diversified Dividend Fund Series II	108,503	1,488
Invesco V.I. Equally-Weighted S&P 500 Fund Series II	673,670	3,492
Invesco V.I. Equity and Income Fund Series II	511,879	2,784
Invesco V.I. International Growth Fund Series I	7,753	13,169
Invesco V.I. International Growth Fund Series II	915,002	202,985
Ivy Funds VIP Asset Strategy Portfolio Class A	279,576	12,101
Ivy Funds VIP Energy Portfolio Class A	11,344	4
Ivy Funds VIP High Income Portfolio Class A	177,528	10,149
Ivy Funds VIP Micro Cap Growth Portfolio Class A	2,292	250
Ivy Funds VIP Mid Cap Growth Portfolio Class A	140,243	1,075
Ivy Funds VIP Science and Technology Portfolio Class A	130,008	1,528
Janus Aspen Balanced Portfolio Service Shares	34,304	167,881
Janus Aspen Enterprise Portfolio Service Shares	136,051	132,595
Janus Aspen Global Research Portfolio Service Shares	3,471	505
JPMIT Global Allocation Portfolio Class 2	73,915	37,964
JPMIT Income Builder Portfolio Class 2	1,465	—
JPMIT Intrepid Mid Cap Portfolio Class 2	180,307	6,704
LVIP American Balanced Allocation Fund Standard Class	7,205	19
LVIP American Balanced Allocation Fund Service Class	1,519,763	363,397
LVIP American Century VP Mid Cap Value Managed Volatility Fund Service Class	10,165,851	2,573,293
LVIP American Global Balanced Allocation Managed Risk Fund Standard Class	6,932	—
LVIP American Global Balanced Allocation Managed Risk Fund Service Class	1,965,429	45,577
LVIP American Global Growth Allocation Managed Risk Fund Service Class	8,053,209	970,411
LVIP American Global Growth Fund Service Class II	2,442,946	1,209,682
LVIP American Global Small Capitalization Fund Service Class II	333,157	582,159
LVIP American Growth Allocation Fund Service Class	212,870	2,348
LVIP American Growth Fund Service Class II	2,975,692	1,951,711
LVIP American Growth-Income Fund Service Class II	2,546,714	1,440,143

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP American Income Allocation Fund Standard Class	$61,435	$3,195
LVIP American International Fund Service Class II	1,610,587	1,027,672
LVIP American Preservation Fund Service Class	67,275	2,834
LVIP AQR Enhanced Global Strategies Fund Service Class	37,063	198
LVIP Baron Growth Opportunities Fund Service Class	2,022,120	2,087,879
LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class	1,521	4
LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class	6,990,880	1,517,607
LVIP BlackRock Equity Dividend Managed Volatility Fund Service Class	14,151,238	3,293,019
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Service Class	29,740,533	4,908,705
LVIP BlackRock Inflation Protected Bond Fund Standard Class	30,539	64
LVIP BlackRock Inflation Protected Bond Fund Service Class	7,460,318	7,177,230
LVIP BlackRock Multi-Asset Income Fund Service Class	284,208	153,187
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Service Class	2,427,330	99,588
LVIP Clarion Global Real Estate Fund Service Class	1,611,573	1,556,843
LVIP ClearBridge Large Cap Managed Volatility Fund Service Class	4,260,073	67,006
LVIP ClearBridge Variable Appreciation Managed Volatility Fund Standard Class	4,522	234
LVIP ClearBridge Variable Appreciation Managed Volatility Fund Service Class	6,038,144	739,635
LVIP Delaware Bond Fund Standard Class	376,695	826,147
LVIP Delaware Bond Fund Service Class	34,539,913	6,144,654
LVIP Delaware Diversified Floating Rate Fund Standard Class	26,923	92
LVIP Delaware Diversified Floating Rate Fund Service Class	7,366,167	7,024,721
LVIP Delaware Foundation Aggressive Allocation Fund Standard Class	8,343	165,845
LVIP Delaware Foundation Aggressive Allocation Fund Service Class	101,083	337,941
LVIP Delaware Social Awareness Fund Standard Class	101,887	68,560
LVIP Delaware Social Awareness Fund Service Class	1,148,297	775,919
LVIP Delaware Special Opportunities Fund Service Class	559,269	836,785
LVIP Dimensional International Core Equity Managed Volatility Fund Service Class	5,288,558	3,884,095
LVIP Dimensional International Core Equity Fund Service Class	182,026	37,903
LVIP Dimensional U.S. Core Equity 1 Fund Service Class	724,443	544,355
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Service Class	9,434,267	3,099,015
LVIP Dimensional U.S. Core Equity 2 Fund Service Class	436,722	238,923
LVIP Dimensional/Vanguard Total Bond Fund Standard Class	4,525	367
LVIP Dimensional/Vanguard Total Bond Fund Service Class	9,420,360	4,010,755
LVIP Franklin Mutual Shares VIP Managed Volatility Fund Standard Class	13,932	41
LVIP Franklin Mutual Shares VIP Managed Volatility Fund Service Class	10,751,955	1,472,878
LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class	10,931	41
LVIP Global Conservative Allocation Managed Risk Fund Standard Class	6,778	14,900
LVIP Global Conservative Allocation Managed Risk Fund Service Class	19,168,356	12,516,560
LVIP Global Growth Allocation Managed Risk Fund Standard Class	6,846	8
LVIP Global Growth Allocation Managed Risk Fund Service Class	70,873,891	19,980,192
LVIP Global Income Fund Service Class	7,557,643	4,744,124
LVIP Global Moderate Allocation Managed Risk Fund Service Class	79,998,431	21,609,096
LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class	7,650,223	244,353
LVIP Invesco V.I. Comstock Managed Volatility Fund Standard Class	4,661	149
LVIP Invesco V.I. Comstock Managed Volatility Fund Service Class	4,514,669	3,603,259
LVIP Ivy Mid Cap Growth Managed Volatility Fund Service Class	7,257,778	2,933,380
LVIP JPMorgan High Yield Fund Service Class	2,246,734	2,224,075
LVIP JPMorgan Mid Cap Value Managed Volatility Fund Standard Class	10,702	88
LVIP JPMorgan Mid Cap Value Managed Volatility Fund Service Class	11,423,256	3,379,576
LVIP Managed Risk Profile 2010 Fund Service Class	23,597	147,759
LVIP Managed Risk Profile 2020 Fund Service Class	14,506	36,736
LVIP Managed Risk Profile 2030 Fund Service Class	24,745	7,494
LVIP Managed Risk Profile 2040 Fund Service Class	28,650	976
LVIP MFS International Growth Fund Service Class	1,642,359	1,057,293
LVIP MFS International Growth Managed Volatility Fund Service Class	7,307,513	1,025,298
LVIP MFS Value Fund Service Class	2,904,199	2,915,452
LVIP Mondrian International Value Fund Standard Class	65,712	235,278
LVIP Mondrian International Value Fund Service Class	1,663,552	1,756,210
LVIP Money Market Fund Standard Class	171,105	1,278,046
LVIP Money Market Fund Service Class	7,746,083	7,882,352
LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class	1,499,613	218,538

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
LVIP PIMCO Low Duration Bond Fund Standard Class	$1,016	$—
LVIP PIMCO Low Duration Bond Fund Service Class	15,926,516	2,077,298
LVIP SSgA Bond Index Fund Standard Class	94,720	14,303
LVIP SSgA Bond Index Fund Service Class	7,047,568	5,972,093
LVIP SSgA Conservative Index Allocation Fund Service Class	1,481,046	920,123
LVIP SSgA Conservative Structured Allocation Fund Service Class	1,410,845	4,320,774
LVIP SSgA Developed International 150 Fund Service Class	2,369,551	1,136,865
LVIP SSgA Emerging Markets 100 Fund Standard Class	14,134	38
LVIP SSgA Emerging Markets 100 Fund Service Class	1,626,711	1,224,550
LVIP SSgA Global Tactical Allocation Managed Volatility Fund Service Class	16,073,635	7,806,608
LVIP SSgA International Index Fund Service Class	1,476,949	2,078,969
LVIP SSgA International Managed Volatility Fund Service Class	4,327,288	535,004
LVIP SSgA Large Cap 100 Fund Service Class	5,314,901	3,924,283
LVIP SSgA Large Cap Managed Volatility Fund Service Class	9,823,719	1,783,843
LVIP SSgA Moderate Index Allocation Fund Service Class	5,660,194	2,241,618
LVIP SSgA Moderate Structured Allocation Fund Service Class	7,182,643	7,716,514
LVIP SSgA Moderately Aggressive Index Allocation Fund Service Class	4,142,458	3,284,527
LVIP SSgA Moderately Aggressive Structured Allocation Fund Service Class	2,780,542	4,592,978
LVIP SSgA S&P 500 Index Fund Standard Class	65,245	291,451
LVIP SSgA S&P 500 Index Fund Service Class	7,866,433	6,552,880
LVIP SSgA Small-Cap Index Fund Standard Class	1,039	6
LVIP SSgA Small-Cap Index Fund Service Class	1,893,695	2,077,086
LVIP SSgA Small-Cap Managed Volatility Fund Standard Class	5,367	—
LVIP SSgA Small-Cap Managed Volatility Fund Service Class	9,891,671	1,253,004
LVIP SSgA Small-Mid Cap 200 Fund Standard Class	19,974	1,749
LVIP SSgA Small-Mid Cap 200 Fund Service Class	1,660,691	757,106
LVIP T. Rowe Price Growth Stock Fund Service Class	3,811,873	2,252,435
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class	88,390	35,587
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class	1,712,410	1,282,303
LVIP Templeton Growth Managed Volatility Fund Service Class	20,571,257	5,750,974
LVIP U.S. Growth Allocation Managed Risk Fund Service Class	16,050,009	358,010
LVIP UBS Large Cap Growth Managed Volatility Fund Standard Class	1,720	15,507
LVIP UBS Large Cap Growth Managed Volatility Fund Service Class	13,743,294	1,720,374
LVIP Vanguard Domestic Equity ETF Fund Standard Class	2,034	8
LVIP Vanguard Domestic Equity ETF Fund Service Class	1,975,308	1,600,523
LVIP Vanguard International Equity ETF Fund Service Class	2,447,175	1,428,805
LVIP VIP Contrafund Managed Volatility Portfolio Standard Class	4,536	151
LVIP VIP Contrafund Managed Volatility Portfolio Service Class	15,237,205	2,105,341
LVIP VIP Mid Cap Managed Volatility Portfolio Service Class	5,147,577	166,341
LVIP Wellington Capital Growth Fund Service Class	1,797,503	503,809
LVIP Wellington Mid-Cap Value Fund Service Class	729,576	1,417,660
Lord Abbett Series Fund Bond Debenture Portfolio Class VC	174,388	9,027
Lord Abbett Series Fund Developing Growth Portfolio Class VC	96,616	1,560
Lord Abbett Series Fund Fundamental Equity Portfolio Class VC	7,891	3,808
Lord Abbett Series Fund Short Duration Income Portfolio Class VC	300,048	5,949
MFS VIT Core Equity Series Service Class	2,682	50,314
MFS VIT Growth Series Initial Class	3,696	49,339
MFS VIT Growth Series Service Class	771,224	529,206
MFS VIT Total Return Series Initial Class	24,089	75,134
MFS VIT Utilities Series Initial Class	46,772	46,919
MFS VIT Utilities Series Service Class	2,962,040	2,697,693
MFS VIT II Core Equity Portfolio Service Class	88,842	17,743
MFS VIT II International Value Series Service Class	505,371	17,691
NB AMT Mid Cap Intrinsic Value Portfolio I Class	174,549	663,864
Oppenheimer Global Fund/VA Service Shares	25,999	47,855
Oppenheimer International Growth Fund/VA Service Shares	140,959	4,407
Oppenheimer Main Street Small Cap Fund/VA Service Shares	45,064	1,286
PIMCO VIT All Asset All Authority Portfolio Advisor Class	86,278	59,480
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class	1,237,020	587,791
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class	23,071	70,908
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	359,458	15,475

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

4. Purchases and Sales of Investments (continued)

Subaccount	Aggregate Cost of Purchases	Aggregate Proceeds from Sales
Putnam VT Absolute Return 500 Fund Class IB	$10,653	$81
Putnam VT Global Health Care Fund Class IB	245,483	19,008
Putnam VT Growth & Income Fund Class IB	947	6,676
Putnam VT Income Fund Class IB	116,842	7,957
Templeton Foreign VIP Fund Class 4	3,702	328
Templeton Global Bond VIP Fund Class 2	2,002,954	2,226,006
Templeton Global Bond VIP Fund Class 4	383,040	26,440
Templeton Growth VIP Fund Class 2	173,057	476,035
Transparent Value Directional Allocation VI Portfolio Class II	65,090	1,617
UIF Global Infrastructure Portfolio Class II	63,530	949
Van Eck VIP Global Hard Assets Fund Class S	22,021	880
Virtus VIT Equity Trend Series Class A	6,991	9,954
Virtus VIT Multi-Sector Fixed Income Series Class A	131,157	11,014

5. Investments

The following is a summary of investments owned at December 31, 2015:

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
AB VPS Global Thematic Growth Portfolio Class B	85,556	$21.71	$1,857,417	$1,535,519
AB VPS Large Cap Growth Portfolio Class B	9,159	47.77	437,509	248,284
AB VPS Small/Mid Cap Value Portfolio Class B	521,854	17.15	8,949,804	9,575,918
Alps|Alerian Energy Infrastructure Portfolio Class III	13,224	7.10	93,892	142,760
Alps|Red Rocks Listed Private Property Equity Portfolio Class III	1,961	10.32	20,237	20,185
Alps|Stadion Tactical Defensive Portfolio Class III	3,461	9.62	33,291	36,395
Alps|Stadion Tactical Growth Portfolio Class III	1,310	9.51	12,461	12,500
American Funds Asset Allocation Fund Class 4	83,921	20.40	1,711,987	1,795,442
American Funds Blue Chip Income and Growth Fund Class 1	7,710	12.62	97,304	112,263
American Funds Blue Chip Income and Growth Fund Class 4	36,150	12.53	452,958	509,558
American Funds Bond Fund Class 1	2,149	10.70	22,998	24,055
American Funds Capital Income Builder Fund Class 1	2,173	9.40	20,423	21,531
American Funds Capital Income Builder Fund Class 4	89,371	9.38	838,300	881,218
American Funds Global Bond Fund Class 1	1,606	11.01	17,681	18,838
American Funds Global Growth Fund Class 2	519,639	26.19	13,609,349	12,057,067
American Funds Global Growth Fund Class 4	13,310	26.16	348,190	360,879
American Funds Global Growth and Income Fund Class 1	3,581	12.35	44,227	46,710
American Funds Global Small Capitalization Fund Class 1	284	24.41	6,934	7,502
American Funds Global Small Capitalization Fund Class 2	393,302	23.90	9,399,925	8,223,099
American Funds Global Small Capitalization Fund Class 4	7,883	24.11	190,070	206,674
American Funds Growth Fund Class 1	307	68.02	20,881	23,024
American Funds Growth Fund Class 2	899,734	67.69	60,902,985	53,304,944
American Funds Growth Fund Class 4	17,895	67.26	1,203,627	1,293,533
American Funds Growth-Income Fund Class 1	1,442	45.40	65,483	74,036
American Funds Growth-Income Fund Class 2	1,370,263	45.04	61,716,645	53,851,489
American Funds Growth-Income Fund Class 4	28,359	44.82	1,271,074	1,434,864
American Funds High-Income Bond Fund Class 1	1,068	9.19	9,813	11,457
American Funds International Fund Class 1	4,454	18.08	80,522	93,018
American Funds International Fund Class 2	1,377,816	18.02	24,828,235	25,196,469
American Funds International Fund Class 4	31,574	17.93	566,122	620,700
American Funds International Growth and Income Fund Class 1	665	14.72	9,782	11,175
American Funds Managed Risk Asset Allocation Fund Class P1	573	11.72	6,715	6,758
American Funds Managed Risk Asset Allocation Fund Class P2	296,410	11.71	3,470,960	3,570,465
American Funds Mortgage Fund Class 4	2,397	10.52	25,218	25,357
American Funds New World Fund Class 1	1,205	18.87	22,744	25,627
American Funds New World Fund Class 4	17,496	18.69	326,999	357,748
BlackRock Global Allocation V.I. Fund Class I	1,338	15.09	20,185	22,638
BlackRock Global Allocation V.I. Fund Class III	4,381,286	13.04	57,131,974	63,169,673
BlackRock iShares Alternative Strategies V.I. Fund Class III	645	9.78	6,304	6,608

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
ClearBridge Variable Aggressive Growth Portfolio Class II	5,792	$25.95	$150,291	$173,926
ClearBridge Variable Mid Cap Core Portfolio Class II	42,445	17.87	758,486	817,781
Delaware VIP Diversified Income Series Standard Class	6,818	10.29	70,161	73,869
Delaware VIP Diversified Income Series Service Class	7,166,975	10.22	73,246,487	76,218,613
Delaware VIP Emerging Markets Series Service Class	896,117	16.21	14,526,051	17,096,776
Delaware VIP High Yield Series Standard Class	79,583	4.89	389,161	441,509
Delaware VIP High Yield Series Service Class	1,536,824	4.87	7,484,332	8,581,415
Delaware VIP Limited-Term Diversified Income Series Standard Class	1,175	9.78	11,493	11,622
Delaware VIP Limited-Term Diversified Income Series Service Class	3,953,918	9.72	38,432,088	39,128,043
Delaware VIP REIT Series Standard Class	40,999	15.89	651,470	510,835
Delaware VIP REIT Series Service Class	756,996	15.86	12,005,957	9,541,175
Delaware VIP Small Cap Value Series Standard Class	18,774	33.72	633,059	560,007
Delaware VIP Small Cap Value Series Service Class	497,273	33.58	16,698,441	16,071,161
Delaware VIP Smid Cap Growth Series Standard Class	14,305	29.79	426,133	336,485
Delaware VIP Smid Cap Growth Series Service Class	350,044	28.56	9,997,248	8,852,187
Delaware VIP U.S. Growth Series Service Class	513,994	13.07	6,717,900	5,484,252
Delaware VIP Value Series Standard Class	2,488	28.64	71,250	43,037
Delaware VIP Value Series Service Class	338,146	28.56	9,657,450	7,383,047
Deutsche Alternative Asset Allocation VIP Portfolio A	1,230	12.60	15,503	16,564
Deutsche Alternative Asset Allocation VIP Portfolio B	308,799	12.59	3,887,789	4,189,255
Deutsche Equity 500 Index VIP Portfolio A	75,070	19.40	1,456,361	1,027,670
Deutsche Small Cap Index VIP Portfolio A	22,166	15.18	336,477	297,797
Eaton Vance VT Floating-Rate Income Fund Initial Class	38,794	8.80	341,390	358,876
Fidelity VIP Contrafund Portfolio Service Class 2	1,359,688	33.26	45,223,226	38,355,633
Fidelity VIP Growth Portfolio Initial Class	3,743	65.75	246,122	132,792
Fidelity VIP Growth Portfolio Service Class 2	117,833	65.01	7,660,302	5,902,673
Fidelity VIP Mid Cap Portfolio Service Class 2	1,002,743	31.83	31,917,297	31,776,489
Fidelity VIP Strategic Income Portfolio Service Class 2	8,445	10.52	88,839	91,455
First Trust Multi Income Allocation Portfolio Class I	6,776	9.86	66,813	67,718
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	52,166	11.94	622,866	645,153
Franklin Founding Funds Allocation VIP Fund Class 4	63,074	6.87	433,318	474,054
Franklin Income VIP Fund Class 2	2,137,160	14.20	30,347,666	32,638,429
Franklin Income VIP Fund Class 4	38,139	14.49	552,631	600,598
Franklin Mutual Shares VIP Fund Class 2	913,491	19.20	17,539,029	16,434,631
Franklin Mutual Shares VIP Fund Class 4	21,026	19.32	406,222	482,803
Franklin Rising Dividends VIP Fund Class 4	13,468	24.81	334,153	369,089
Franklin Small Cap Value VIP Fund Class 4	2,900	17.96	52,088	59,879
Franklin Small-Mid Cap Growth VIP Fund Class 4	6,190	18.23	112,849	119,671
Goldman Sachs VIT Large Cap Value Fund Service Class	159,365	9.39	1,496,434	1,643,045
Goldman Sachs VIT Money Market Fund Service Class	326,697	1.00	326,698	326,698
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class	17,290	9.12	157,689	169,850
Goldman Sachs VIT Strategic Income Fund Advisor Class	5,909	9.24	54,597	57,047
Guggenheim Long Short Equity Fund	14,025	15.27	214,161	212,654
Guggenheim Multi-Hedge Strategies Fund	4,005	24.09	96,484	95,294
Hartford Capital Appreciation HLS Fund Class IC	4,860	44.21	214,855	239,172
Huntington VA Dividend Capture Fund	2,237	12.16	27,199	24,282
Invesco V.I. American Franchise Fund Series I	1,891	57.30	108,378	70,876
Invesco V.I. American Franchise Fund Series II	385	55.85	21,482	14,097
Invesco V.I. Balanced-Risk Allocation Fund Series II	28,140	10.08	283,650	308,582
Invesco V.I. Comstock Fund Series II	2,983	17.51	52,238	56,751
Invesco V.I. Core Equity Fund Series I	4,436	33.84	150,114	125,397
Invesco V.I. Core Equity Fund Series II	26	33.40	854	704
Invesco V.I. Diversified Dividend Fund Series II	5,262	23.16	121,867	122,975
Invesco V.I. Equally-Weighted S&P 500 Fund Series II	39,022	15.44	602,505	712,391
Invesco V.I. Equity and Income Fund Series II	27,266	16.16	440,619	508,883
Invesco V.I. International Growth Fund Series I	1,824	33.49	61,082	36,308
Invesco V.I. International Growth Fund Series II	26,150	33.04	864,007	893,798
Ivy Funds VIP Asset Strategy Portfolio Class A	50,345	8.30	418,054	514,703
Ivy Funds VIP Energy Portfolio Class A	2,148	5.04	10,828	13,813
Ivy Funds VIP High Income Portfolio Class A	52,417	3.35	175,666	190,404
Ivy Funds VIP Micro Cap Growth Portfolio Class A	292	20.62	6,018	6,300

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Ivy Funds VIP Mid Cap Growth Portfolio Class A	14,566	$9.42	$137,241	$154,149
Ivy Funds VIP Science and Technology Portfolio Class A	7,024	22.96	161,245	169,271
Janus Aspen Balanced Portfolio Service Shares	21,619	31.61	683,382	601,226
Janus Aspen Enterprise Portfolio Service Shares	7,184	54.67	392,707	274,205
Janus Aspen Global Research Portfolio Service Shares	332	39.53	13,133	10,017
JPMIT Global Allocation Portfolio Class 2	2,297	14.45	33,197	34,911
JPMIT Income Builder Portfolio Class 2	149	9.63	1,435	1,465
JPMIT Intrepid Mid Cap Portfolio Class 2	9,035	19.36	174,922	195,323
LVIP American Balanced Allocation Fund Standard Class	542	11.89	6,445	7,184
LVIP American Balanced Allocation Fund Service Class	89,652	11.89	1,065,963	1,141,809
LVIP American Century VP Mid Cap Value Managed Volatility Fund Service Class	1,039,062	10.71	11,125,237	11,573,253
LVIP American Global Balanced Allocation Managed Risk Fund Standard Class	631	10.50	6,627	6,932
LVIP American Global Balanced Allocation Managed Risk Fund Service Class	192,364	10.50	2,020,019	2,175,089
LVIP American Global Growth Allocation Managed Risk Fund Service Class	776,058	10.80	8,383,756	9,002,540
LVIP American Global Growth Fund Service Class II	270,378	17.09	4,621,306	4,338,204
LVIP American Global Small Capitalization Fund Service Class II	192,655	15.43	2,973,248	2,552,496
LVIP American Growth Allocation Fund Service Class	18,942	12.26	232,290	249,808
LVIP American Growth Fund Service Class II	688,638	19.68	13,553,771	10,841,774
LVIP American Growth-Income Fund Service Class II	653,498	19.03	12,437,366	10,174,499
LVIP American Income Allocation Fund Standard Class	5,081	11.05	56,134	58,565
LVIP American International Fund Service Class II	495,989	13.12	6,504,894	6,315,766
LVIP American Preservation Fund Service Class	7,003	9.76	68,311	69,530
LVIP AQR Enhanced Global Strategies Fund Service Class	3,427	10.29	35,251	36,858
LVIP Baron Growth Opportunities Fund Service Class	244,350	41.06	10,033,508	9,029,815
LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class	147	7.80	1,149	1,516
LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class	1,864,182	7.81	14,551,806	17,661,132
LVIP BlackRock Equity Dividend Managed Volatility Fund Service Class	2,426,641	16.61	40,313,780	41,282,842
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Service Class	7,455,518	9.46	70,514,284	77,941,304
LVIP BlackRock Inflation Protected Bond Fund Standard Class	2,984	9.94	29,651	30,474
LVIP BlackRock Inflation Protected Bond Fund Service Class	4,909,979	9.91	48,672,625	53,023,495
LVIP BlackRock Multi-Asset Income Fund Service Class	25,608	9.01	230,624	247,491
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Service Class	244,447	9.08	2,219,090	2,317,831
LVIP Clarion Global Real Estate Fund Service Class	774,856	9.22	7,143,398	6,216,008
LVIP ClearBridge Large Cap Managed Volatility Fund Service Class	439,656	9.29	4,084,842	4,187,834
LVIP ClearBridge Variable Appreciation Managed Volatility Fund Standard Class	412	9.91	4,088	4,283
LVIP ClearBridge Variable Appreciation Managed Volatility Fund Service Class	827,567	9.91	8,204,498	8,548,957
LVIP Delaware Bond Fund Standard Class	429,778	13.59	5,840,678	5,727,027
LVIP Delaware Bond Fund Service Class	8,539,921	13.59	116,048,990	118,597,272
LVIP Delaware Diversified Floating Rate Fund Standard Class	3,487	9.82	34,258	35,122
LVIP Delaware Diversified Floating Rate Fund Service Class	4,008,965	9.82	39,380,058	40,629,287
LVIP Delaware Foundation Aggressive Allocation Fund Standard Class	10,391	14.87	154,554	143,459
LVIP Delaware Foundation Aggressive Allocation Fund Service Class	123,074	14.86	1,829,374	1,622,705
LVIP Delaware Social Awareness Fund Standard Class	12,070	40.03	483,126	383,858
LVIP Delaware Social Awareness Fund Service Class	97,927	39.90	3,907,391	3,585,361
LVIP Delaware Special Opportunities Fund Service Class	69,247	38.34	2,655,011	2,629,489
LVIP Dimensional International Core Equity Managed Volatility Fund Service Class	1,314,567	8.94	11,753,539	12,848,798
LVIP Dimensional International Core Equity Fund Service Class	15,852	8.99	142,464	144,897
LVIP Dimensional U.S. Core Equity 1 Fund Service Class	43,460	37.45	1,627,518	1,538,360
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Service Class	1,707,656	12.92	22,054,384	22,784,362
LVIP Dimensional U.S. Core Equity 2 Fund Service Class	20,541	9.36	192,355	196,422
LVIP Dimensional/Vanguard Total Bond Fund Standard Class	393	10.37	4,076	4,157
LVIP Dimensional/Vanguard Total Bond Fund Service Class	3,016,374	10.37	31,291,869	31,761,058
LVIP Franklin Mutual Shares VIP Managed Volatility Fund Standard Class	1,305	9.26	12,083	13,887
LVIP Franklin Mutual Shares VIP Managed Volatility Fund Service Class	1,467,985	9.26	13,596,470	14,957,459
LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class	1,072	9.48	10,164	10,888
LVIP Global Conservative Allocation Managed Risk Fund Standard Class	14,468	13.19	190,801	207,934
LVIP Global Conservative Allocation Managed Risk Fund Service Class	7,124,002	13.19	93,929,962	95,980,773
LVIP Global Growth Allocation Managed Risk Fund Standard Class	519	12.71	6,598	6,838
LVIP Global Growth Allocation Managed Risk Fund Service Class	33,447,551	12.71	425,252,158	433,268,355
LVIP Global Income Fund Service Class	2,758,412	10.84	29,909,465	31,773,450
LVIP Global Moderate Allocation Managed Risk Fund Service Class	30,587,778	13.34	408,040,961	412,471,250

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class	894,087	$9.66	$8,640,459	$9,102,506
LVIP Invesco V.I. Comstock Managed Volatility Fund Standard Class	442	9.31	4,115	4,510
LVIP Invesco V.I. Comstock Managed Volatility Fund Service Class	679,607	9.31	6,327,144	6,901,292
LVIP Ivy Mid Cap Growth Managed Volatility Fund Service Class	1,744,028	11.70	20,401,644	21,765,443
LVIP JPMorgan High Yield Fund Service Class	750,128	10.03	7,520,783	8,262,525
LVIP JPMorgan Mid Cap Value Managed Volatility Fund Standard Class	1,300	14.30	18,588	19,692
LVIP JPMorgan Mid Cap Value Managed Volatility Fund Service Class	1,979,197	14.20	28,108,551	28,707,226
LVIP Managed Risk Profile 2010 Fund Service Class	29,549	11.38	336,124	303,107
LVIP Managed Risk Profile 2020 Fund Service Class	24,195	11.22	271,472	217,487
LVIP Managed Risk Profile 2030 Fund Service Class	29,776	10.93	325,450	289,881
LVIP Managed Risk Profile 2040 Fund Service Class	3,108	10.33	32,096	35,712
LVIP MFS International Growth Fund Service Class	404,054	13.72	5,543,218	5,387,604
LVIP MFS International Growth Managed Volatility Fund Service Class	1,366,411	9.31	12,726,757	13,392,485
LVIP MFS Value Fund Service Class	476,120	35.35	16,831,797	13,358,076
LVIP Mondrian International Value Fund Standard Class	65,742	15.78	1,037,545	1,094,889
LVIP Mondrian International Value Fund Service Class	684,142	15.78	10,793,705	11,651,210
LVIP Money Market Fund Standard Class	118,692	10.00	1,186,923	1,186,923
LVIP Money Market Fund Service Class	1,379,791	10.00	13,797,917	13,797,916
LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class	186,301	9.02	1,680,435	1,837,766
LVIP PIMCO Low Duration Bond Fund Standard Class	101	9.95	1,004	1,016
LVIP PIMCO Low Duration Bond Fund Service Class	1,744,030	9.95	17,353,103	17,531,759
LVIP SSgA Bond Index Fund Standard Class	7,005	11.16	78,194	80,597
LVIP SSgA Bond Index Fund Service Class	3,785,701	11.17	42,267,353	42,727,368
LVIP SSgA Conservative Index Allocation Fund Service Class	446,743	11.88	5,305,071	5,223,771
LVIP SSgA Conservative Structured Allocation Fund Service Class	788,267	11.26	8,879,036	8,839,733
LVIP SSgA Developed International 150 Fund Service Class	824,306	7.67	6,320,777	6,967,048
LVIP SSgA Emerging Markets 100 Fund Standard Class	1,473	7.33	10,793	14,089
LVIP SSgA Emerging Markets 100 Fund Service Class	865,909	7.33	6,346,249	8,646,539
LVIP SSgA Global Tactical Allocation Managed Volatility Fund Service Class	6,603,176	10.84	71,591,634	75,170,068
LVIP SSgA International Index Fund Service Class	1,296,071	8.33	10,796,270	10,584,031
LVIP SSgA International Managed Volatility Fund Service Class	574,924	8.61	4,951,244	5,370,375
LVIP SSgA Large Cap 100 Fund Service Class	1,006,188	12.87	12,949,644	12,505,852
LVIP SSgA Large Cap Managed Volatility Fund Service Class	1,341,107	10.89	14,604,650	15,219,473
LVIP SSgA Moderate Index Allocation Fund Service Class	1,454,263	12.70	18,472,051	18,002,117
LVIP SSgA Moderate Structured Allocation Fund Service Class	4,441,379	11.86	52,670,319	51,262,808
LVIP SSgA Moderately Aggressive Index Allocation Fund Service Class	852,385	12.82	10,923,309	10,481,588
LVIP SSgA Moderately Aggressive Structured Allocation Fund Service Class	1,772,124	12.03	21,322,191	20,504,238
LVIP SSgA S&P 500 Index Fund Standard Class	105,966	14.40	1,525,376	1,213,119
LVIP SSgA S&P 500 Index Fund Service Class	2,928,203	14.40	42,154,419	33,589,168
LVIP SSgA Small-Cap Index Fund Standard Class	37	24.64	913	1,033
LVIP SSgA Small-Cap Index Fund Service Class	519,143	24.64	12,793,231	11,399,329
LVIP SSgA Small-Cap Managed Volatility Fund Standard Class	768	10.32	7,926	8,674
LVIP SSgA Small-Cap Managed Volatility Fund Service Class	1,644,938	10.32	16,982,338	18,390,617
LVIP SSgA Small-Mid Cap 200 Fund Standard Class	1,979	11.70	23,160	29,097
LVIP SSgA Small-Mid Cap 200 Fund Service Class	389,585	11.70	4,556,583	5,063,287
LVIP T. Rowe Price Growth Stock Fund Service Class	443,905	32.66	14,498,836	11,217,200
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class	6,301	21.10	132,933	119,341
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class	302,421	20.44	6,181,487	5,246,351
LVIP Templeton Growth Managed Volatility Fund Service Class	1,721,701	29.77	51,261,915	56,317,823
LVIP U.S. Growth Allocation Managed Risk Fund Service Class	1,606,978	9.51	15,279,145	15,662,399
LVIP UBS Large Cap Growth Managed Volatility Fund Standard Class	4,291	31.55	135,379	83,180
LVIP UBS Large Cap Growth Managed Volatility Fund Service Class	805,172	31.01	24,967,576	23,603,773
LVIP Vanguard Domestic Equity ETF Fund Standard Class	134	14.44	1,931	2,026
LVIP Vanguard Domestic Equity ETF Fund Service Class	455,069	14.44	6,570,743	5,481,484
LVIP Vanguard International Equity ETF Fund Service Class	403,684	9.09	3,667,469	3,818,993
LVIP VIP Contrafund Managed Volatility Portfolio Standard Class	370	11.08	4,102	4,383
LVIP VIP Contrafund Managed Volatility Portfolio Service Class	2,833,284	11.08	31,395,624	32,936,008
LVIP VIP Mid Cap Managed Volatility Portfolio Service Class	532,542	9.76	5,197,075	5,475,175
LVIP Wellington Capital Growth Fund Service Class	115,669	38.39	4,440,522	3,704,607
LVIP Wellington Mid-Cap Value Fund Service Class	230,711	22.40	5,167,937	3,944,375
Lord Abbett Series Fund Bond Debenture Portfolio Class VC	18,829	11.14	209,750	230,292

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

5. Investments (continued)

Subaccount	Shares Owned	Net Asset Value	Fair Value of Shares	Cost of Shares
Lord Abbett Series Fund Developing Growth Portfolio Class VC	4,364	$22.27	$97,189	$111,010
Lord Abbett Series Fund Fundamental Equity Portfolio Class VC	4,587	16.28	74,684	82,080
Lord Abbett Series Fund Short Duration Income Portfolio Class VC	22,151	14.45	320,083	330,601
MFS VIT Growth Series Initial Class	1,426	40.17	57,303	31,685
MFS VIT Growth Series Service Class	34,963	39.09	1,366,712	1,175,858
MFS VIT Total Return Series Initial Class	15,523	22.60	350,829	297,700
MFS VIT Utilities Series Initial Class	12,481	25.56	319,003	295,762
MFS VIT Utilities Series Service Class	459,559	25.15	11,557,912	12,637,897
MFS VIT II Core Equity Portfolio Service Class	3,005	21.10	63,398	70,950
MFS VIT II International Value Series Service Class	22,603	22.13	500,199	517,548
NB AMT Mid Cap Intrinsic Value Portfolio I Class	160,386	15.85	2,542,109	2,263,682
Oppenheimer Global Fund/VA Service Shares	5,884	37.59	221,176	186,082
Oppenheimer International Growth Fund/VA Service Shares	74,975	2.29	171,691	183,372
Oppenheimer Main Street Small Cap Fund/VA Service Shares	2,277	21.05	47,938	54,871
PIMCO VIT All Asset All Authority Portfolio Advisor Class	13,562	7.64	103,613	122,570
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class	402,105	6.99	2,810,716	5,114,682
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class	1,665	11.70	19,478	21,214
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	38,391	9.92	380,838	401,567
Putnam VT Absolute Return 500 Fund Class IB	998	10.34	10,315	10,571
Putnam VT Global Health Care Fund Class IB	22,322	20.09	448,442	396,161
Putnam VT Growth & Income Fund Class IB	801	23.73	19,002	17,198
Putnam VT Income Fund Class IB	9,534	11.18	106,590	108,887
Templeton Foreign VIP Fund Class 4	2,527	13.29	33,588	38,680
Templeton Global Bond VIP Fund Class 2	591,586	15.80	9,347,062	10,347,010
Templeton Global Bond VIP Fund Class 4	23,186	16.18	375,153	393,973
Templeton Growth VIP Fund Class 2	172,428	13.32	2,296,734	2,252,257
Transparent Value Directional Allocation VI Portfolio Class II	6,600	9.87	65,143	67,389
UIF Global Infrastructure Portfolio Class II	8,155	7.05	57,495	74,820
Van Eck VIP Global Hard Assets Fund Class S	1,332	16.35	21,786	31,093
Virtus VIT Equity Trend Series Class A	1,316	11.38	14,974	17,038
Virtus VIT Multi-Sector Fixed Income Series Class A	16,350	8.75	143,062	151,062

6. Changes in Units Outstanding

The change in units outstanding for the year ended December 31, 2015, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Global Thematic Growth Portfolio Class B	20,296	(34,287)	(13,991)
AB VPS Large Cap Growth Portfolio Class B	1,075	(4,333)	(3,258)
AB VPS Small/Mid Cap Value Portfolio Class B	33,003	(73,629)	(40,626)
Alps|Alerian Energy Infrastructure Portfolio Class III	13,265	(843)	12,422
Alps|Red Rocks Listed Private Property Equity Portfolio Class III	2,203	—	2,203
Alps|Stadion Tactical Defensive Portfolio Class III	1,889	(1)	1,888
Alps|Stadion Tactical Growth Portfolio Class III	1,321	—	1,321
American Funds Asset Allocation Fund Class 4	173,051	(9,949)	163,102
American Funds Blue Chip Income and Growth Fund Class 1	7,083	(626)	6,457
American Funds Blue Chip Income and Growth Fund Class 4	28,197	(92)	28,105
American Funds Bond Fund Class 1	318	(113)	205
American Funds Capital Income Builder Fund Class 1	2,093	—	2,093
American Funds Capital Income Builder Fund Class 4	73,427	(1,747)	71,680
American Funds Global Bond Fund Class 1	1,190	(32)	1,158
American Funds Global Growth Fund Class 2	62,735	(102,019)	(39,284)
American Funds Global Growth Fund Class 4	29,201	(202)	28,999
American Funds Global Growth and Income Fund Class 1	673	(40)	633
American Funds Global Small Capitalization Fund Class 1	180	—	180
American Funds Global Small Capitalization Fund Class 2	15,920	(71,920)	(56,000)
American Funds Global Small Capitalization Fund Class 4	18,736	(9)	18,727
American Funds Growth Fund Class 1	435	—	435

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
American Funds Growth Fund Class 2	32,780	(466,435)	(433,655)
American Funds Growth Fund Class 4	82,580	(2,077)	80,503
American Funds Growth-Income Fund Class 1	2,591	(202)	2,389
American Funds Growth-Income Fund Class 2	74,775	(464,659)	(389,884)
American Funds Growth-Income Fund Class 4	88,480	(1,595)	86,885
American Funds High-Income Bond Fund Class 1	499	—	499
American Funds International Fund Class 1	4,866	(322)	4,544
American Funds International Fund Class 2	50,071	(177,142)	(127,071)
American Funds International Fund Class 4	38,428	(1,552)	36,876
American Funds International Growth and Income Fund Class 1	489	—	489
American Funds Managed Risk Asset Allocation Fund Class P1	540	—	540
American Funds Managed Risk Asset Allocation Fund Class P2	290,549	(13,282)	277,267
American Funds Mortgage Fund Class 4	1,989	(1)	1,988
American Funds New World Fund Class 1	1,850	(183)	1,667
American Funds New World Fund Class 4	44,027	(12,056)	31,971
BlackRock Global Allocation V.I. Fund Class I	1,322	—	1,322
BlackRock Global Allocation V.I. Fund Class III	473,912	(493,737)	(19,825)
BlackRock iShares Alternative Strategies V.I. Fund Class III	671	—	671
ClearBridge Variable Aggressive Growth Portfolio Class II	10,101	(152)	9,949
ClearBridge Variable Mid Cap Core Portfolio Class II	125,174	(119,828)	5,346
Delaware VIP Diversified Income Series Standard Class	5,298	(468)	4,830
Delaware VIP Diversified Income Series Service Class	853,088	(636,259)	216,829
Delaware VIP Emerging Markets Series Service Class	125,562	(119,972)	5,590
Delaware VIP High Yield Series Standard Class	145	(6,934)	(6,789)
Delaware VIP High Yield Series Service Class	24,913	(138,458)	(113,545)
Delaware VIP Limited-Term Diversified Income Series Standard Class	157	(58)	99
Delaware VIP Limited-Term Diversified Income Series Service Class	353,393	(527,801)	(174,408)
Delaware VIP REIT Series Standard Class	205	(483)	(278)
Delaware VIP REIT Series Service Class	84,329	(151,097)	(66,768)
Delaware VIP Small Cap Value Series Standard Class	53	(983)	(930)
Delaware VIP Small Cap Value Series Service Class	30,061	(108,992)	(78,931)
Delaware VIP Smid Cap Growth Series Standard Class	651	(1,083)	(432)
Delaware VIP Smid Cap Growth Series Service Class	77,018	(92,007)	(14,989)
Delaware VIP U.S. Growth Series Service Class	78,526	(69,664)	8,862
Delaware VIP Value Series Standard Class	86	(787)	(701)
Delaware VIP Value Series Service Class	72,931	(107,585)	(34,654)
Deutsche Alternative Asset Allocation VIP Portfolio A	1,191	(3)	1,188
Deutsche Alternative Asset Allocation VIP Portfolio B	85,177	(45,753)	39,424
Deutsche Equity 500 Index VIP Portfolio A	287	(9,161)	(8,874)
Deutsche Small Cap Index VIP Portfolio A	15	(1,765)	(1,750)
Eaton Vance VT Floating-Rate Income Fund Initial Class	35,846	(1,036)	34,810
Fidelity VIP Contrafund Portfolio Service Class 2	184,622	(244,000)	(59,378)
Fidelity VIP Growth Portfolio Initial Class	—	(216)	(216)
Fidelity VIP Growth Portfolio Service Class 2	138,949	(225,162)	(86,213)
Fidelity VIP Mid Cap Portfolio Service Class 2	125,703	(229,111)	(103,408)
Fidelity VIP Strategic Income Portfolio Service Class 2	9,440	(66)	9,374
First Trust Multi Income Allocation Portfolio Class I	6,175	(1)	6,174
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	37,054	(186)	36,868
Franklin Founding Funds Allocation VIP Fund Class 4	23,550	—	23,550
Franklin Income VIP Fund Class 2	342,107	(325,528)	16,579
Franklin Income VIP Fund Class 4	101,571	(71,194)	30,377
Franklin Mutual Shares VIP Fund Class 2	71,449	(179,142)	(107,693)
Franklin Mutual Shares VIP Fund Class 4	57,183	(15,335)	41,848
Franklin Rising Dividends VIP Fund Class 4	27,554	(401)	27,153
Franklin Small Cap Value VIP Fund Class 4	4,941	(75)	4,866
Franklin Small-Mid Cap Growth VIP Fund Class 4	9,160	(34)	9,126
Goldman Sachs VIT Large Cap Value Fund Service Class	4,443	(6,288)	(1,845)
Goldman Sachs VIT Money Market Fund Service Class	104,402	(127,390)	(22,988)
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class	6,015	(502)	5,513
Goldman Sachs VIT Strategic Income Fund Advisor Class	3,531	(44)	3,487
Guggenheim Long Short Equity Fund	9,232	(602)	8,630

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
Guggenheim Multi-Hedge Strategies Fund	6,801	(503)	6,298
Hartford Capital Appreciation HLS Fund Class IC	16,688	(195)	16,493
Huntington VA Dividend Capture Fund	19	(1,515)	(1,496)
Invesco V.I. American Franchise Fund Series I	1	(3,641)	(3,640)
Invesco V.I. American Franchise Fund Series II	4	(82)	(78)
Invesco V.I. Balanced-Risk Allocation Fund Series II	20,433	(672)	19,761
Invesco V.I. Comstock Fund Series II	4,492	(3)	4,489
Invesco V.I. Core Equity Fund Series I	616	(2,519)	(1,903)
Invesco V.I. Core Equity Fund Series II	—	(46)	(46)
Invesco V.I. Diversified Dividend Fund Series II	10,008	(78)	9,930
Invesco V.I. Equally-Weighted S&P 500 Fund Series II	54,016	(11)	54,005
Invesco V.I. Equity and Income Fund Series II	43,552	—	43,552
Invesco V.I. International Growth Fund Series I	436	(750)	(314)
Invesco V.I. International Growth Fund Series II	66,747	(12,521)	54,226
Ivy Funds VIP Asset Strategy Portfolio Class A	23,430	(817)	22,613
Ivy Funds VIP Energy Portfolio Class A	1,434	—	1,434
Ivy Funds VIP High Income Portfolio Class A	18,094	(1,008)	17,086
Ivy Funds VIP Micro Cap Growth Portfolio Class A	159	(18)	141
Ivy Funds VIP Mid Cap Growth Portfolio Class A	12,346	(26)	12,320
Ivy Funds VIP Science and Technology Portfolio Class A	12,180	(73)	12,107
Janus Aspen Balanced Portfolio Service Shares	59	(6,939)	(6,880)
Janus Aspen Enterprise Portfolio Service Shares	2,193	(3,523)	(1,330)
Janus Aspen Global Research Portfolio Service Shares	212	(17)	195
JPMIT Global Allocation Portfolio Class 2	7,506	(3,981)	3,525
JPMIT Income Builder Portfolio Class 2	150	—	150
JPMIT Intrepid Mid Cap Portfolio Class 2	15,469	(524)	14,945
LVIP American Balanced Allocation Fund Standard Class	513	—	513
LVIP American Balanced Allocation Fund Service Class	142,650	(35,670)	106,980
LVIP American Century VP Mid Cap Value Managed Volatility Fund Service Class	918,753	(236,129)	682,624
LVIP American Global Balanced Allocation Managed Risk Fund Standard Class	562	—	562
LVIP American Global Balanced Allocation Managed Risk Fund Service Class	187,079	(3,353)	183,726
LVIP American Global Growth Allocation Managed Risk Fund Service Class	789,997	(97,228)	692,769
LVIP American Global Growth Fund Service Class II	115,548	(65,150)	50,398
LVIP American Global Small Capitalization Fund Service Class II	21,779	(35,331)	(13,552)
LVIP American Growth Allocation Fund Service Class	19,456	(36)	19,420
LVIP American Growth Fund Service Class II	128,358	(95,851)	32,507
LVIP American Growth-Income Fund Service Class II	102,308	(68,114)	34,194
LVIP American Income Allocation Fund Standard Class	4,901	(28)	4,873
LVIP American International Fund Service Class II	113,578	(69,432)	44,146
LVIP American Preservation Fund Service Class	6,784	(260)	6,524
LVIP AQR Enhanced Global Strategies Fund Service Class	3,398	—	3,398
LVIP Baron Growth Opportunities Fund Service Class	67,377	(105,876)	(38,499)
LVIP BlackRock Emerging Markets Managed Volatility Fund Standard Class	143	—	143
LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class	793,686	(159,368)	634,318
LVIP BlackRock Equity Dividend Managed Volatility Fund Service Class	1,126,484	(255,374)	871,110
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Service Class	2,654,633	(449,144)	2,205,489
LVIP BlackRock Inflation Protected Bond Fund Standard Class	2,742	—	2,742
LVIP BlackRock Inflation Protected Bond Fund Service Class	691,276	(647,725)	43,551
LVIP BlackRock Multi-Asset Income Fund Service Class	28,616	(15,713)	12,903
LVIP BlackRock U.S. Opportunities Managed Volatility Fund Service Class	257,471	(16,492)	240,979
LVIP Clarion Global Real Estate Fund Service Class	160,656	(168,738)	(8,082)
LVIP ClearBridge Large Cap Managed Volatility Fund Service Class	448,159	(16,524)	431,635
LVIP ClearBridge Variable Appreciation Managed Volatility Fund Standard Class	427	(22)	405
LVIP ClearBridge Variable Appreciation Managed Volatility Fund Service Class	585,274	(67,328)	517,946
LVIP Delaware Bond Fund Standard Class	14,337	(43,573)	(29,236)
LVIP Delaware Bond Fund Service Class	2,362,560	(426,408)	1,936,152
LVIP Delaware Diversified Floating Rate Fund Standard Class	2,553	—	2,553
LVIP Delaware Diversified Floating Rate Fund Service Class	738,644	(692,702)	45,942
LVIP Delaware Foundation Aggressive Allocation Fund Standard Class	2	(7,656)	(7,654)
LVIP Delaware Foundation Aggressive Allocation Fund Service Class	466	(17,223)	(16,757)
LVIP Delaware Social Awareness Fund Standard Class	1,710	(2,402)	(692)

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Delaware Social Awareness Fund Service Class	31,710	(33,979)	(2,269)
LVIP Delaware Special Opportunities Fund Service Class	24,058	(58,270)	(34,212)
LVIP Dimensional International Core Equity Managed Volatility Fund Service Class	533,003	(386,565)	146,438
LVIP Dimensional International Core Equity Fund Service Class	20,178	(4,266)	15,912
LVIP Dimensional U.S. Core Equity 1 Fund Service Class	33,970	(32,418)	1,552
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Service Class	711,359	(217,447)	493,912
LVIP Dimensional U.S. Core Equity 2 Fund Service Class	44,228	(23,705)	20,523
LVIP Dimensional/Vanguard Total Bond Fund Standard Class	411	(32)	379
LVIP Dimensional/Vanguard Total Bond Fund Service Class	897,361	(369,645)	527,716
LVIP Franklin Mutual Shares VIP Managed Volatility Fund Standard Class	1,267	—	1,267
LVIP Franklin Mutual Shares VIP Managed Volatility Fund Service Class	1,053,499	(154,037)	899,462
LVIP Franklin Templeton Multi-Asset Opportunities Fund Service Class	1,063	—	1,063
LVIP Global Conservative Allocation Managed Risk Fund Standard Class	—	(732)	(732)
LVIP Global Conservative Allocation Managed Risk Fund Service Class	1,103,842	(763,909)	339,933
LVIP Global Growth Allocation Managed Risk Fund Standard Class	406	—	406
LVIP Global Growth Allocation Managed Risk Fund Service Class	5,020,360	(1,384,197)	3,636,163
LVIP Global Income Fund Service Class	594,036	(407,776)	186,260
LVIP Global Moderate Allocation Managed Risk Fund Service Class	5,202,810	(1,251,115)	3,951,695
LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class	760,192	(32,835)	727,357
LVIP Invesco V.I. Comstock Managed Volatility Fund Standard Class	449	(14)	435
LVIP Invesco V.I. Comstock Managed Volatility Fund Service Class	447,767	(356,392)	91,375
LVIP Ivy Mid Cap Growth Managed Volatility Fund Service Class	682,744	(267,095)	415,649
LVIP JPMorgan High Yield Fund Service Class	144,030	(165,799)	(21,769)
LVIP JPMorgan Mid Cap Value Managed Volatility Fund Standard Class	471	—	471
LVIP JPMorgan Mid Cap Value Managed Volatility Fund Service Class	965,751	(261,336)	704,415
LVIP Managed Risk Profile 2010 Fund Service Class	22	(11,379)	(11,357)
LVIP Managed Risk Profile 2020 Fund Service Class	72	(2,730)	(2,658)
LVIP Managed Risk Profile 2030 Fund Service Class	—	(171)	(171)
LVIP Managed Risk Profile 2040 Fund Service Class	2,276	(61)	2,215
LVIP MFS International Growth Fund Service Class	173,494	(108,347)	65,147
LVIP MFS International Growth Managed Volatility Fund Service Class	780,332	(104,514)	675,818
LVIP MFS Value Fund Service Class	167,164	(203,197)	(36,033)
LVIP Mondrian International Value Fund Standard Class	1,667	(9,953)	(8,286)
LVIP Mondrian International Value Fund Service Class	90,868	(102,250)	(11,382)
LVIP Money Market Fund Standard Class	17,960	(125,779)	(107,819)
LVIP Money Market Fund Service Class	816,897	(815,869)	1,028
LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class	152,770	(22,104)	130,666
LVIP PIMCO Low Duration Bond Fund Standard Class	99	—	99
LVIP PIMCO Low Duration Bond Fund Service Class	1,594,318	(212,199)	1,382,119
LVIP SSgA Bond Index Fund Standard Class	8,428	(1,172)	7,256
LVIP SSgA Bond Index Fund Service Class	548,251	(479,081)	69,170
LVIP SSgA Conservative Index Allocation Fund Service Class	116,204	(71,684)	44,520
LVIP SSgA Conservative Structured Allocation Fund Service Class	93,723	(341,290)	(247,567)
LVIP SSgA Developed International 150 Fund Service Class	158,962	(100,245)	58,717
LVIP SSgA Emerging Markets 100 Fund Standard Class	824	—	824
LVIP SSgA Emerging Markets 100 Fund Service Class	129,347	(101,604)	27,743
LVIP SSgA Global Tactical Allocation Managed Volatility Fund Service Class	1,175,903	(605,017)	570,886
LVIP SSgA International Index Fund Service Class	135,370	(202,244)	(66,874)
LVIP SSgA International Managed Volatility Fund Service Class	466,007	(58,710)	407,297
LVIP SSgA Large Cap 100 Fund Service Class	184,663	(209,367)	(24,704)
LVIP SSgA Large Cap Managed Volatility Fund Service Class	884,830	(164,893)	719,937
LVIP SSgA Moderate Index Allocation Fund Service Class	415,392	(154,606)	260,786
LVIP SSgA Moderate Structured Allocation Fund Service Class	434,048	(533,069)	(99,021)
LVIP SSgA Moderately Aggressive Index Allocation Fund Service Class	307,301	(244,730)	62,571
LVIP SSgA Moderately Aggressive Structured Allocation Fund Service Class	160,670	(330,589)	(169,919)
LVIP SSgA S&P 500 Index Fund Standard Class	1,468	(16,563)	(15,095)
LVIP SSgA S&P 500 Index Fund Service Class	435,066	(378,819)	56,247
LVIP SSgA Small-Cap Index Fund Standard Class	39	—	39
LVIP SSgA Small-Cap Index Fund Service Class	110,994	(143,456)	(32,462)
LVIP SSgA Small-Cap Managed Volatility Fund Standard Class	488	—	488
LVIP SSgA Small-Cap Managed Volatility Fund Service Class	957,352	(116,680)	840,672

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP SSgA Small-Mid Cap 200 Fund Standard Class	943	(92)	851
LVIP SSgA Small-Mid Cap 200 Fund Service Class	49,393	(36,148)	13,245
LVIP T. Rowe Price Growth Stock Fund Service Class	213,621	(137,490)	76,131
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class	2,803	(1,191)	1,612
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class	52,974	(48,560)	4,414
LVIP Templeton Growth Managed Volatility Fund Service Class	2,066,928	(546,946)	1,519,982
LVIP U.S. Growth Allocation Managed Risk Fund Service Class	1,640,618	(35,018)	1,605,600
LVIP UBS Large Cap Growth Managed Volatility Fund Standard Class	109	(804)	(695)
LVIP UBS Large Cap Growth Managed Volatility Fund Service Class	848,246	(91,348)	756,898
LVIP Vanguard Domestic Equity ETF Fund Standard Class	125	—	125
LVIP Vanguard Domestic Equity ETF Fund Service Class	127,870	(102,587)	25,283
LVIP Vanguard International Equity ETF Fund Service Class	225,832	(134,505)	91,327
LVIP VIP Contrafund Managed Volatility Portfolio Standard Class	381	(12)	369
LVIP VIP Contrafund Managed Volatility Portfolio Service Class	1,337,600	(175,616)	1,161,984
LVIP VIP Mid Cap Managed Volatility Portfolio Service Class	514,063	(20,719)	493,344
LVIP Wellington Capital Growth Fund Service Class	80,194	(29,748)	50,446
LVIP Wellington Mid-Cap Value Fund Service Class	57,169	(103,532)	(46,363)
Lord Abbett Series Fund Bond Debenture Portfolio Class VC	16,206	(783)	15,423
Lord Abbett Series Fund Developing Growth Portfolio Class VC	8,387	(107)	8,280
Lord Abbett Series Fund Fundamental Equity Portfolio Class VC	32	(139)	(107)
Lord Abbett Series Fund Short Duration Income Portfolio Class VC	29,458	(472)	28,986
MFS VIT Core Equity Series Service Class	—	(2,454)	(2,454)
MFS VIT Growth Series Initial Class	1	(3,828)	(3,827)
MFS VIT Growth Series Service Class	31,967	(20,901)	11,066
MFS VIT Total Return Series Initial Class	—	(3,488)	(3,488)
MFS VIT Utilities Series Initial Class	180	(1,606)	(1,426)
MFS VIT Utilities Series Service Class	61,753	(93,342)	(31,589)
MFS VIT II Core Equity Portfolio Service Class	4,374	(869)	3,505
MFS VIT II International Value Series Service Class	50,147	(1,294)	48,853
NB AMT Mid Cap Intrinsic Value Portfolio I Class	4,333	(26,165)	(21,832)
Oppenheimer Global Fund/VA Service Shares	330	(2,143)	(1,813)
Oppenheimer International Growth Fund/VA Service Shares	13,896	(350)	13,546
Oppenheimer Main Street Small Cap Fund/VA Service Shares	3,574	(91)	3,483
PIMCO VIT All Asset All Authority Portfolio Advisor Class	8,968	(6,858)	2,110
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class	128,149	(71,008)	57,141
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class	2,030	(7,596)	(5,566)
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	34,754	(1,152)	33,602
Putnam VT Absolute Return 500 Fund Class IB	1,027	—	1,027
Putnam VT Global Health Care Fund Class IB	17,737	(644)	17,093
Putnam VT Growth & Income Fund Class IB	36	(392)	(356)
Putnam VT Income Fund Class IB	11,907	(785)	11,122
Templeton Foreign VIP Fund Class 4	359	(145)	214
Templeton Global Bond VIP Fund Class 2	68,620	(120,302)	(51,682)
Templeton Global Bond VIP Fund Class 4	38,824	(2,580)	36,244
Templeton Growth VIP Fund Class 2	6,429	(23,527)	(17,098)
Transparent Value Directional Allocation VI Portfolio Class II	6,543	(112)	6,431
UIF Global Infrastructure Portfolio Class II	5,294	(58)	5,236
Van Eck VIP Global Hard Assets Fund Class S	3,190	(113)	3,077
Virtus VIT Equity Trend Series Class A	731	(1,030)	(299)
Virtus VIT Multi-Sector Fixed Income Series Class A	13,014	(1,060)	11,954

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

The change in units outstanding for the year ended December 31, 2014, is as follows:

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
AB VPS Global Thematic Growth Portfolio Class B	24,836	(17,655)	7,181
AB VPS Large Cap Growth Portfolio Class B	401	(12,327)	(11,926)
AB VPS Small/Mid Cap Value Portfolio Class B	24,904	(81,536)	(56,632)
Alps|Alerian Energy Infrastructure Portfolio Class III	2,553	—	2,553
Alps|Stadion Tactical Defensive Portfolio Class III	1,654	—	1,654
American Funds Asset Allocation Fund Class 4	2,895	—	2,895
American Funds Blue Chip Income and Growth Fund Class 4	15,250	—	15,250
American Funds Bond Fund Class 1	1,875	—	1,875
American Funds Capital Income Builder Fund Class 4	16,071	—	16,071
American Funds Global Bond Fund Class 1	671	(60)	611
American Funds Global Growth Fund Class 2	33,977	(104,328)	(70,351)
American Funds Global Growth Fund Class 4	3,096	—	3,096
American Funds Global Growth and Income Fund Class 1	2,631	—	2,631
American Funds Global Small Capitalization Fund Class 1	180	(16)	164
American Funds Global Small Capitalization Fund Class 2	27,322	(96,627)	(69,305)
American Funds Global Small Capitalization Fund Class 4	345	—	345
American Funds Growth Fund Class 1	453	(41)	412
American Funds Growth Fund Class 2	14,950	(693,741)	(678,791)
American Funds Growth Fund Class 4	26,061	—	26,061
American Funds Growth-Income Fund Class 1	869	(78)	791
American Funds Growth-Income Fund Class 2	36,370	(645,131)	(608,761)
American Funds Growth-Income Fund Class 4	32,526	—	32,526
American Funds High-Income Bond Fund Class 1	457	(40)	417
American Funds International Fund Class 1	1,258	—	1,258
American Funds International Fund Class 2	59,781	(294,833)	(235,052)
American Funds International Fund Class 4	26,251	—	26,251
American Funds International Growth and Income Fund Class 1	442	(39)	403
American Funds Managed Risk Asset Allocation Fund Class P2	11,932	(7)	11,925
American Funds Mortgage Fund Class 4	491	—	491
American Funds New World Fund Class 1	724	(22)	702
American Funds New World Fund Class 4	5,725	—	5,725
BlackRock Global Allocation V.I. Fund Class III	481,297	(424,127)	57,170
ClearBridge Variable Aggressive Growth Portfolio Class II	3,972	(10)	3,962
ClearBridge Variable Mid Cap Core Portfolio Class II	89,057	(22,989)	66,068
Delaware VIP Diversified Income Series Standard Class	985	(88)	897
Delaware VIP Diversified Income Series Service Class	986,448	(180,552)	805,896
Delaware VIP Emerging Markets Series Service Class	115,422	(119,314)	(3,892)
Delaware VIP High Yield Series Standard Class	82	(11,304)	(11,222)
Delaware VIP High Yield Series Service Class	15,335	(124,191)	(108,856)
Delaware VIP Limited-Term Diversified Income Series Standard Class	899	—	899
Delaware VIP Limited-Term Diversified Income Series Service Class	1,185,134	(311,034)	874,100
Delaware VIP REIT Series Standard Class	19	(6,554)	(6,535)
Delaware VIP REIT Series Service Class	50,733	(93,795)	(43,062)
Delaware VIP Small Cap Value Series Standard Class	1,472	(6,404)	(4,932)
Delaware VIP Small Cap Value Series Service Class	36,599	(100,372)	(63,773)
Delaware VIP Smid Cap Growth Series Standard Class	1,099	(6,300)	(5,201)
Delaware VIP Smid Cap Growth Series Service Class	51,435	(77,019)	(25,584)
Delaware VIP U.S. Growth Series Service Class	44,357	(39,295)	5,062
Delaware VIP Value Series Standard Class	—	(1,663)	(1,663)
Delaware VIP Value Series Service Class	57,647	(118,249)	(60,602)
Deutsche Alternative Asset Allocation VIP Portfolio B	77,811	(31,691)	46,120
Deutsche Equity 500 Index VIP Portfolio A	6,187	(22,674)	(16,487)
Deutsche Small Cap Index VIP Portfolio A	63	(3,050)	(2,987)
Eaton Vance VT Floating-Rate Income Fund Initial Class	500	—	500
Fidelity VIP Contrafund Portfolio Service Class 2	94,803	(356,469)	(261,666)
Fidelity VIP Growth Portfolio Initial Class	131	(210)	(79)
Fidelity VIP Growth Portfolio Service Class 2	113,195	(70,462)	42,733
Fidelity VIP Mid Cap Portfolio Service Class 2	63,289	(185,210)	(121,921)
Fidelity VIP Overseas Portfolio Service Class 2	1,579	(1,579)	—

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
First Trust Multi Income Allocation Portfolio Class I	581	—	581
First Trust/Dow Jones Dividend & Income Allocation Portfolio Class I	22,435	—	22,435
Franklin Founding Funds Allocation VIP Fund Class 4	24,490	—	24,490
Franklin Income VIP Fund Class 2	407,103	(239,224)	167,879
Franklin Income VIP Fund Class 4	31,516	—	31,516
Franklin Mutual Shares VIP Fund Class 2	97,243	(329,390)	(232,147)
Franklin Mutual Shares VIP Fund Class 4	837	—	837
Franklin Rising Dividends VIP Fund Class 4	6,176	(63)	6,113
Franklin Small Cap Value VIP Fund Class 4	930	—	930
Franklin Small-Mid Cap Growth VIP Fund Class 4	1,845	—	1,845
Goldman Sachs VIT Large Cap Value Fund Service Class	1,168	(14,118)	(12,950)
Goldman Sachs VIT Money Market Fund Service Class	61,362	(5,059)	56,303
Goldman Sachs VIT Multi-Strategy Alternatives Portfolio Advisor Class	11,670	—	11,670
Goldman Sachs VIT Strategic Income Fund Advisor Class	2,264	—	2,264
Guggenheim Long Short Equity Fund	11,719	—	11,719
Guggenheim Multi-Hedge Strategies Fund	2,942	—	2,942
Hartford Capital Appreciation HLS Fund Class IC	4,225	—	4,225
Huntington VA Balanced Fund	—	(427)	(427)
Huntington VA Dividend Capture Fund	22	(137)	(115)
Invesco V.I. American Franchise Fund Series I	147	(6,880)	(6,733)
Invesco V.I. American Franchise Fund Series II	4	(281)	(277)
Invesco V.I. Balanced-Risk Allocation Fund Series II	9,836	—	9,836
Invesco V.I. Comstock Fund Series II	861	—	861
Invesco V.I. Core Equity Fund Series I	1	(4,685)	(4,684)
Invesco V.I. Diversified Dividend Fund Series II	1,538	—	1,538
Invesco V.I. Equally-Weighted S&P 500 Fund Series II	3,999	—	3,999
Invesco V.I. International Growth Fund Series I	26	(976)	(950)
Invesco V.I. International Growth Fund Series II	11,014	(129)	10,885
Ivy Funds VIP Asset Strategy Portfolio Class A	24,810	—	24,810
Ivy Funds VIP Energy Portfolio Class A	299	—	299
Ivy Funds VIP High Income Portfolio Class A	2,411	—	2,411
Ivy Funds VIP Micro Cap Growth Portfolio Class A	493	—	493
Ivy Funds VIP Mid Cap Growth Portfolio Class A	1,469	—	1,469
Ivy Funds VIP Science and Technology Portfolio Class A	3,902	—	3,902
Janus Aspen Balanced Portfolio Service Shares	53	(4,766)	(4,713)
Janus Aspen Enterprise Portfolio Service Shares	860	(4,770)	(3,910)
Janus Aspen Global Research Portfolio Service Shares	17	(187)	(170)
JPMIT Intrepid Mid Cap Portfolio Class 2	2,143	(42)	2,101
LVIP American Century VP Mid Cap Value Managed Volatility Fund Service Class	379,837	(13,354)	366,483
LVIP American Global Balanced Allocation Managed Risk Fund Service Class	24,956	(24)	24,932
LVIP American Global Growth Allocation Managed Risk Fund Service Class	197,323	(2,245)	195,078
LVIP American Global Growth Fund Service Class II	58,563	(20,440)	38,123
LVIP American Global Small Capitalization Fund Service Class II	43,062	(12,491)	30,571
LVIP American Growth Allocation Fund Service Class	3,934	—	3,934
LVIP American Growth Fund Service Class II	114,022	(52,234)	61,788
LVIP American Growth-Income Fund Service Class II	114,470	(46,554)	67,916
LVIP American International Fund Service Class II	82,780	(38,637)	44,143
LVIP American Preservation Fund Service Class	514	—	514
LVIP Baron Growth Opportunities Fund Service Class	113,664	(174,621)	(60,957)
LVIP BlackRock Emerging Markets Managed Volatility Fund Service Class	762,841	(51,210)	711,631
LVIP BlackRock Equity Dividend Managed Volatility Fund Service Class	1,223,182	(53,320)	1,169,862
LVIP BlackRock Global Allocation V.I. Managed Volatility Fund Service Class	3,649,028	(132,051)	3,516,977
LVIP BlackRock Inflation Protected Bond Fund Service Class	798,569	(338,491)	460,078
LVIP BlackRock Multi-Asset Income Fund Service Class	11,892	—	11,892
LVIP Clarion Global Real Estate Fund Service Class	81,675	(125,740)	(44,065)
LVIP ClearBridge Variable Appreciation Managed Volatility Fund Service Class	325,642	(8,437)	317,205
LVIP Delaware Bond Fund Standard Class	32,462	(108,887)	(76,425)
LVIP Delaware Bond Fund Service Class	1,106,492	(322,718)	783,774
LVIP Delaware Diversified Floating Rate Fund Standard Class	861	(76)	785
LVIP Delaware Diversified Floating Rate Fund Service Class	1,575,283	(428,678)	1,146,605
LVIP Delaware Foundation Aggressive Allocation Fund Standard Class	14	(631)	(617)
LVIP Delaware Foundation Aggressive Allocation Fund Service Class	314	(14,363)	(14,049)

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP Delaware Social Awareness Fund Standard Class	10	(6,773)	(6,763)
LVIP Delaware Social Awareness Fund Service Class	35,543	(37,528)	(1,985)
LVIP Delaware Special Opportunities Fund Service Class	24,672	(54,662)	(29,990)
LVIP Dimensional International Core Equity Managed Volatility Fund Service Class	777,951	(46,413)	731,538
LVIP Dimensional U.S. Core Equity 1 Fund Service Class	7,966	(31,160)	(23,194)
LVIP Dimensional U.S. Core Equity 2 Managed Volatility Fund Service Class	721,463	(96,399)	625,064
LVIP Dimensional/Vanguard Total Bond Fund Service Class	974,241	(61,421)	912,820
LVIP Franklin Mutual Shares VIP Managed Volatility Fund Service Class	556,963	(3,412)	553,551
LVIP Global Conservative Allocation Managed Risk Fund Standard Class	13,629	(253)	13,376
LVIP Global Conservative Allocation Managed Risk Fund Service Class	1,889,118	(852,547)	1,036,571
LVIP Global Growth Allocation Managed Risk Fund Service Class	9,471,498	(985,832)	8,485,666
LVIP Global Income Fund Service Class	901,959	(102,406)	799,553
LVIP Global Moderate Allocation Managed Risk Fund Service Class	7,409,046	(968,024)	6,441,022
LVIP Invesco Diversified Equity-Income Managed Volatility Fund Service Class	166,573	(544)	166,029
LVIP Invesco V.I. Comstock Managed Volatility Fund Service Class	606,639	(12,687)	593,952
LVIP Ivy Mid Cap Growth Managed Volatility Fund Service Class	915,918	(52,522)	863,396
LVIP JPMorgan High Yield Fund Service Class	151,561	(135,604)	15,957
LVIP JPMorgan Mid Cap Value Managed Volatility Fund Standard Class	453	(41)	412
LVIP JPMorgan Mid Cap Value Managed Volatility Fund Service Class	968,191	(47,010)	921,181
LVIP Managed Risk Profile 2010 Fund Service Class	22	(1,018)	(996)
LVIP Managed Risk Profile 2020 Fund Service Class	71	(275)	(204)
LVIP Managed Risk Profile 2030 Fund Service Class	1	(190)	(189)
LVIP Managed Risk Profile 2040 Fund Service Class	—	(76)	(76)
LVIP MFS International Growth Fund Service Class	143,247	(86,684)	56,563
LVIP MFS International Growth Managed Volatility Fund Service Class	530,416	(41,286)	489,130
LVIP MFS Value Fund Service Class	154,007	(121,354)	32,653
LVIP Mondrian International Value Fund Standard Class	1,838	(10,873)	(9,035)
LVIP Mondrian International Value Fund Service Class	79,047	(160,817)	(81,770)
LVIP Money Market Fund Standard Class	200,482	(235,266)	(34,784)
LVIP Money Market Fund Service Class	1,195,509	(1,406,505)	(210,996)
LVIP Multi-Manager Global Equity Managed Volatility Fund Service Class	56,798	(41)	56,757
LVIP PIMCO Low Duration Bond Fund Service Class	448,245	(79,675)	368,570
LVIP SSgA Bond Index Fund Service Class	567,979	(310,469)	257,510
LVIP SSgA Conservative Index Allocation Fund Service Class	62,124	(44,625)	17,499
LVIP SSgA Conservative Structured Allocation Fund Service Class	374,585	(181,444)	193,141
LVIP SSgA Developed International 150 Fund Service Class	130,607	(90,985)	39,622
LVIP SSgA Emerging Markets 100 Fund Service Class	95,895	(64,807)	31,088
LVIP SSgA Global Tactical Allocation Managed Volatility Fund Service Class	1,341,369	(351,859)	989,510
LVIP SSgA International Index Fund Service Class	155,803	(106,565)	49,238
LVIP SSgA International Managed Volatility Fund Service Class	164,015	(1,401)	162,614
LVIP SSgA Large Cap 100 Fund Service Class	102,107	(138,522)	(36,415)
LVIP SSgA Large Cap Managed Volatility Fund Service Class	517,527	(23,719)	493,808
LVIP SSgA Moderate Index Allocation Fund Service Class	404,319	(200,483)	203,836
LVIP SSgA Moderate Structured Allocation Fund Service Class	149,047	(645,897)	(496,850)
LVIP SSgA Moderately Aggressive Index Allocation Fund Service Class	251,581	(168,411)	83,170
LVIP SSgA Moderately Aggressive Structured Allocation Fund Service Class	133,153	(160,783)	(27,630)
LVIP SSgA S&P 500 Index Fund Standard Class	880	(21,304)	(20,424)
LVIP SSgA S&P 500 Index Fund Service Class	270,799	(411,043)	(140,244)
LVIP SSgA Small-Cap Index Fund Service Class	75,716	(246,446)	(170,730)
LVIP SSgA Small-Cap Managed Volatility Fund Standard Class	335	(30)	305
LVIP SSgA Small-Cap Managed Volatility Fund Service Class	749,470	(20,100)	729,370
LVIP SSgA Small-Mid Cap 200 Fund Standard Class	402	—	402
LVIP SSgA Small-Mid Cap 200 Fund Service Class	36,463	(29,447)	7,016
LVIP T. Rowe Price Growth Stock Fund Service Class	182,496	(100,772)	81,724
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Standard Class	57	(532)	(475)
LVIP T. Rowe Price Structured Mid-Cap Growth Fund Service Class	43,507	(34,418)	9,089
LVIP Templeton Growth Managed Volatility Fund Service Class	2,256,725	(274,478)	1,982,247
LVIP UBS Large Cap Growth Managed Volatility Fund Standard Class	234	(2,086)	(1,852)
LVIP UBS Large Cap Growth Managed Volatility Fund Service Class	363,089	(39,324)	323,765
LVIP Vanguard Domestic Equity ETF Fund Service Class	75,447	(58,009)	17,438
LVIP Vanguard International Equity ETF Fund Service Class	73,550	(52,453)	21,097
LVIP VIP ContraPortfolio Managed Volatility Portfolio Service Class	1,337,997	(69,341)	1,268,656

Lincoln New York Account N for Variable Annuities

Notes to financial statements (continued)

6. Changes in Units Outstanding (continued)

Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)
LVIP VIP Mid Cap Managed Volatility Portfolio Service Class	49,745	(433)	49,312
LVIP Wellington Capital Growth Fund Service Class	19,833	(29,981)	(10,148)
LVIP Wellington Mid-Cap Value Fund Service Class	101,456	(69,262)	32,194
Lord Abbett Series Fund Bond Debenture Portfolio Class VC	6,112	—	6,112
Lord Abbett Series Fund Developing Growth Portfolio Class VC	1,510	(24)	1,486
Lord Abbett Series Fund Fundamental Equity Portfolio Class VC	57	(243)	(186)
Lord Abbett Series Fund Short Duration Income Portfolio Class VC	3,594	—	3,594
MFS VIT Core Equity Series Service Class	3	(226)	(223)
MFS VIT Growth Series Initial Class	692	(1,901)	(1,209)
MFS VIT Growth Series Service Class	18,148	(22,561)	(4,413)
MFS VIT Total Return Series Initial Class	1,107	(8,057)	(6,950)
MFS VIT Utilities Series Initial Class	—	(2,089)	(2,089)
MFS VIT Utilities Series Service Class	49,234	(75,558)	(26,324)
MFS VIT II International Value Series Service Class	285	—	285
NB AMT Mid Cap Intrinsic Value Portfolio I Class	5,020	(35,087)	(30,067)
Oppenheimer Global Fund/VA Service Shares	399	(797)	(398)
Oppenheimer International Growth Fund/VA Service Shares	5,136	—	5,136
Oppenheimer Main Street Small Cap Fund/VA Non-Service Shares	1,246	(53)	1,193
PIMCO VIT All Asset All Authority Portfolio Advisor Class	10,774	—	10,774
PIMCO VIT CommodityRealReturn Strategy Portfolio Advisor Class	70,719	(22,409)	48,310
PIMCO VIT Emerging Markets Bond Portfolio Advisor Class	7,674	—	7,674
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	5,639	—	5,639
Putnam VT Global Health Care Fund Class IB	2,193	(1,601)	592
Putnam VT Growth & Income Fund Class IB	22	(109)	(87)
Templeton Foreign VIP Fund Class 4	3,994	—	3,994
Templeton Global Bond VIP Fund Class 2	74,762	(95,941)	(21,179)
Templeton Global Bond VIP Fund Class 4	3,780	—	3,780
Templeton Growth VIP Fund Class 2	4,064	(34,114)	(30,050)
Transparent Value Directional Allocation VI Portfolio Class II	397	—	397
UIF Global Infrastructure Portfolio Class II	1,163	—	1,163
Van Eck VIP Global Hard Assets Fund Class S	1,331	—	1,331
Virtus VIT Equity Trend Series Class A	1,994	—	1,994
Virtus VIT Multi-Sector Fixed Income Series Class A	3,154	—	3,154
Invesco V.I. Core Equity Fund Series II

7. Subsequent Event

Management evaluated subsequent events through the date these financial statements were issued and determined there were no additional matters to be disclosed.

Report of Independent Registered Public Accounting Firm

Board of Directors of Lincoln Life & Annuity Company of New York
and

Contract Owners of Lincoln New York Account N for Variable Annuities

We have audited the accompanying statements of assets and liabilities of Lincoln New York Account N for Variable Annuities ("Variable Account"), comprised of the subaccounts described in Note 1, as of December 31, 2015, and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended, or for those sub-accounts operating for a portion of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Variable Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Variable Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2015, by correspondence with the fund companies, or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting Lincoln New York Account N for Variable Annuities at December 31, 2015, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
April 12, 2016

Lincoln New York Account N for Variable Annuities
PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a) List of Financial Statements
1. Part A
The Table of Condensed Financial Information is included in Part A of this Registration Statement.
2. Part B
The following financial statements for the Variable Account are included in Part B of this Registration Statement:
Statement of Assets and Liabilities - December 31, 2015
Statement of Operations - Year ended December 31, 2015
Statements of Changes in Net Assets - Years ended December 31, 2015 and 2014
Notes to Financial Statements - December 31, 2015
Report of Independent Registered Public Accounting Firm
3. Part B
The following financial statements for Lincoln Life & Annuity Company of New York are included in Part B of this Registration Statement:
Balance Sheets - Years ended December 31, 2015 and 2014
Statements of Comprehensive Income (Loss) - Years ended December 31, 2015, 2014 and 2013
Statements of Stockholder’s Equity - Years ended December 31, 2015, 2014 and 2013
Statements of Cash Flows - Years ended December 31, 2015, 2014 and 2013
Notes to Financial Statements - December 31, 2015
Report of Independent Registered Public Accounting Firm
(b) List of Exhibits
(1)(a) Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.
(b) Amendment to that Certain Memorandum incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.
(2) Not Applicable.
(3)(a) Principal Underwriting Agreement between Lincoln Financial Distributors, Inc. and Lincoln Life & Annuity Company of New York incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(b) Standard Selling Group Agreement incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-93875) filed on April 27, 2000.
(c) Selling Group Agreement for ChoicePlus Assurance incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-93875) filed on April 20, 2004.
(d) ChoicePlus Selling Agreement NY incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-93875) filed on April 20, 2004.
(4)(a) ChoicePlus Variable Annuity Contract incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-93875) filed on April 27, 2000.
(b) ChoicePlus II Variable Annuity Contract incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-93875) filed on April 16, 2002.
(c) Amendment for IRA Retirement Plan (AE-283) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-171096) filed on April 12, 2016.
(d) Amendment for Roth IRA Retirement Plan (AE-284) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-171096) filed on April 12, 2016.

(e) Variable Annuity Income Rider (I4LA-Q) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-93875) filed on April 15, 2003.
(f) Variable Annuity Income Rider (I4LA-NQ) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-93875) filed on April 15, 2003.
(g) Variable Annuity Rider (32793-NY) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-93875) filed on September 23, 2003.
(h) ChoicePlus II Variable Annuity Contract (30070 BNY 5/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-93875) filed on April 20, 2004.
(i) ChoicePlus II Contract Specifications (CD NY CP2B 5/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-93875) filed on April 20, 2004.
(j) DCA Fixed Account Allocations (NYBGV 5/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-93875) filed on April 20, 2004.
(k) ChoicePlus Assurance (B Share) Variable Annuity Contract (30070 BNYA 5/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-93875) filed on April 20, 2004.
(l) ChoicePlus Assurance (B Share) Contract Specifications (CD NY CPAB 5/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-93875) filed on April 20, 2004.
(m) DCA Fixed Account Allocations (NYCPAGV 5/03) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-93875) filed on April 20, 2004.
(n) Variable Annuity Rider (32793HWM-B-NB-NY 4/04) incorporated herein to Post-Effective Amendment No. 10 (File No. 333-93875) filed on December 20, 2004.
(o) Contract Specifications Page for Account Value Death Benefit (CDNYCPAB 6/05) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-93875) filed on April 21, 2005.
(p) Variable Annuity Rider for GIB (I4LA-NQ-PR-NY 6/04) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-93875) filed on April 21, 2005.
(q) Variable Annuity Rider for GIB (I4LA-Q-PR-NY 6/04) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-93875) filed on April 21, 2005.
(r) Contract Benefit Data for GIB - ChoicePlus I (CBNY-CP1B-Q-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-93875) filed on April 21, 2005.
(s) Contract Benefit Data for GIB - ChoicePlus II (CBNY-CP2B-Q-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-93875) filed on April 21, 2005.
(t) Contract Benefit Data for GIB - Assurance (CBNY-CPAB-Q-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-93875) filed on April 21, 2005.
(u) Contract Benefit Data for GIB - ChoicePlus I (CBNY-CP1B-NQ-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-93875) filed on April 21, 2005.
(v) Contract Benefit Data for GIB - ChoicePlus II (CBNY-CP2B-NQ-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-93875) filed on April 21, 2005.
(w) Contract Benefit Data for GIB - Assurance (CBNY-CPAB-NQ-PR 6/04) incorporated herein by reference to Post-Effective Amendment No. 11 (File No. 333-93875) filed on April 21, 2005.
(x) Variable Annuity Income Rider (i4LA-NQ 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(y) Variable Annuity Income Rider (i4LA-Q 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(z) Variable Annuity Income Rider (i4LA-NQ-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(aa) Variable Annuity Income Rider (i4LA-Q-PR 9/05) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-35784) filed on June 20, 2005.
(bb) Guaranteed Income Later Rider (4LATER 2/06) incorporated herein by reference to Post-Effective Amendment No. 23 (File No. 333-36316) filed on April 4, 2006.
B-2

(cc) Guaranteed Income Benefit Rider (GIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(dd) Guaranteed Income Benefit Rider (IGIB 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(ee) Contract Benefit Data (CBD 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(ff) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(gg) Variable Annuity Payment Option Rider (I4LA-Q 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(hh) Variable Annuity Payment Option Rider (I4LA-NQ 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.
(ii) Variable Annuity Rider (32793 7/06 NY) incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-93875) filed on December 21, 2006.
(jj) Variable Annuity Death Benefit Rider (DB-1 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(kk) Variable Annuity Death Benefit Rider (DB-2 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(ll) Variable Annuity Death Benefit Rider (DB-3 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(mm) Variable Annuity Death Benefit Rider (DB-6 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(nn) Variable Annuity Death Benefit Rider (DB-9 1/06) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.
(oo) Variable Annuity Living Benefits Rider (AR-512 2/08) incorporated herein by reference to Post-Effective Amendment No. 24 (File No. 333-61554) filed on December 18, 2007.
(pp) Guaranteed Income Benefit Rider (AGIB NY 10/08) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141763) filed on April 7, 2009.
(qq) Section 403(b) Annuity Endorsement (32481NY-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141763) filed on April 7, 2009.
(rr) Variable Annuity Guaranteed Income Benefit Rider (LINC 2.0) (AR-529 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.
(ss) Guaranteed Income Benefit Rider (GIB v4) (AR-528 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.
(tt) Contract Benefit Data (CBD 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.
(uu) Variable Annuity Payment Option Rider (I4LA-NQ 8/10 NY Rev 09/02) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.
(vv) Variable Annuity Payment Option Rider (I4LA-Q 8/10 NY Rev 09/02) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.
(ww) Variable Annuity Living Benefit Rider (LINC 2 + Protected Funds) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-170695) filed January 30, 2012.
(xx) Guaranteed Income Later Rider (4LATER Adv Protected Funds) (AR-547 3/12) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-181612) filed on May 23, 2012.
(yy) Contract Amendment – Maturity Date (AR-554 10/14) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-181616) filed on April 8, 2015.
(zz) Variable Annuity Living Benefit Rider (Market Select Advantage) (AR-591 NY) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-171096) filed on April 12, 2016.
B-3

(5)(a) ChoicePlus Application incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-93875) filed on April 27, 2000.
(b) ChoicePlus II Application (APPNY-1 CPII) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-93875) filed on April 20, 2004.
(c) ChoicePlus Assurance (B Share) Application (ANF06747NY1 2/10) incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141752) filed on April 7, 2010.
(6) Amended and Restated By-laws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-175691) filed on July 21, 2011.
(7)(a)Automatic Indemnity Reinsurance Agreement dated December 31, 2007, Amended and Restated as of January 1, 2010 between Lincoln Life & Annuity Company of New York and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.
(b) Novation Agreement effective as of January 1, 2010 by and among Lincoln National Reinsurance Company (Barbados) Limited, Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.
(i) Amendments to Novation Agreement incorporated herein by reference to Post-Effective Amendment No. 21 (File 333-145531) filed on November 5, 2013.
(8)(a) Accounting and Financial Services Administration Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.
(b) Fund Participation Agreements and Amendments between Lincoln Life & Annuity Company of New York and:
(i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.
(ii) AllianceBernstein Variable Products Series Fund incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.
(iii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(iv) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.
(v) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.
(vi) Deutsche (fka DWS) Investments VIT Funds incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.
(vii) Deutsche (fka DWS) Variable Series II incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(viii) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.
(ix) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.
(x) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 7 on Form N-6 (File No. 333-155333) filed on April 1, 2010.
(xi) JP Morgan Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 20 on Form N-6 (File No. 333-155333) filed on April 1, 2016.
(xii) Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, and Legg Mason Partners Fund Advisor, LLC Agreement incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.
(xiii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 20 on Form N-6 (File No. 333-155333) filed on April 1, 2016.
(xiv) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.
B-4

(xv) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.
(xvi) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.
(xvii) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 20 on Form N-6 (File No. 333-155333) filed on April 1, 2016.
(c) Rule 22c-2 Agreements between Lincoln Life & Annuity Company of New York and:
(i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(ii) American Funds Insurance Series incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(iii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-145531) filed on March 30, 2012.
(iv) Fidelity Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(v) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 25, 2008.
(vi) Janus Aspen Series incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-141752) filed on December 12, 2008.
(vii) Lincoln Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 25, 2008.
(viii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.
(ix) Neuberger Berman Advisers Management Trust incorporated herein by reference to Post-Effective Amendment No. 57 (File No. 333-36316) filed on March 30, 2012.
(x) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 5 (File No. 333-141752) filed on December 12, 2008.
(9)(a) Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company, as to legality of securities being issued (ChoicePlus) incorporated herein to Registration Statement on Form N-4 (File No. 333-141752) filed on April 2, 2007.
(b) Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company, as to legality of securities being issued (ChoicePlus II) incorporated herein to Registration Statement on Form N-4 (File No. 333-141752) filed on April 2, 2007.
(c) Opinion and Consent of Mary Jo Ardington, Senior Counsel of The Lincoln National Life Insurance Company, as to legality of securities being issued (ChoicePlus Assurance B Share) incorporated herein to Registration Statement on Form N-4 (File No. 333-141752) filed on April 2, 2007.
(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm
(b) Power of Attorney - Principal Officers and Directors of Lincoln Life & Annuity Company of New York
(11) Not Applicable
(12) Not Applicable
(13) Organizational Chart of the Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 56 (File No. 033-26032) filed on December 28, 2015.
Item 25. Directors and Officers of the Depositor
The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to Lincoln New York Account N for Variable Annuities as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.
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Name	Positions and Offices with Depositor
Ellen Cooper**	Executive Vice President, Chief Investment Officer and Director
Jeffrey D. Coutts**	Senior Vice President and Treasurer
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
Dennis R. Glass**	President and Director
George W. Henderson, III Granville Capital 300 N. Greene Street Greensboro, NC 27401	Director
Mark E. Konen**	Executive Vice President and Director
M. Leanne Lachman 870 United Nations, Plaza, #19-E New York, NY 10017	Director
Louis G. Marcoccia Senior Vice President Syracuse University Crouse-Hinds Hall, Suite 620 900 S. Crouse Ave. Syracuse, NY 13244	Director
Christine Janofsky**	Senior Vice President, Chief Accounting Officer and Controller
Patrick S. Pittard 20 Cates Ridge Atlanta, GA 30327	Director
Robert O. Sheppard*	Assistant Vice President, General Counsel and Secretary
*Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202
**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant
See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.
Item 27. Number of Contractowners
As of February 29, 2016 there were 19,227 contract owners under Account N.
Item 28. Indemnification
a) Brief description of indemnification provisions.
In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.
In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in connection with suits by, or in the right of, Lincoln New York.
Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. 6 hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.
b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:
Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such
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director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.
(b) Officers and Directors of Lincoln Financial Distributors, Inc.:
Name	Positions and Offices with Underwriter
Andrew J. Bucklee*	Senior Vice President and Director
Patrick J. Caulfield**	Vice President, Chief Compliance Officer and Senior Counsel
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Wilford H. Fuller*	President, Chief Executive Officer and Director
John C. Kennedy*	Senior Vice President, Head of Retirement Solutions Distribution, and Director
Thomas P. O'Neill*	Senior Vice President and Chief Operating Officer
Christopher P. Potochar*	Senior Vice President and Director, Head of Finance and Strategy
Nancy A. Smith*	Secretary
*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal Business address is 350 Church Street, Hartford, CT 06103
(c) N/A
Item 30. Location of Accounts and Records
All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company (“Lincoln Life”), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258, to provide accounting services for the VAA.
Item 31. Management Services
Not Applicable.
Item 32. Undertakings
(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
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(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln New York at the address or phone number listed in the Prospectus.
(d) Lincoln Life & Annuity Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.
(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.
SIGNATURES
(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 26 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 12th day of April, 2016.
Lincoln New York Account N for Variable Annuities (Registrant) Lincoln ChoicePlusSM, Lincoln ChoicePlusSM II, and Lincoln ChoicePlus AssuranceSM (B Share)
By:	/s/Kimberly A. Genovese Kimberly A. Genovese Assistant Vice President, Lincoln Life & Annuity Company of New York (Title)
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK (Depositor)
By:	/s/Stephen R. Turer Stephen R. Turer Vice President, Lincoln Life & Annuity Company of New York (Title)
(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 12, 2016.
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Signature	Title
* Dennis R. Glass	President (Principal Executive Officer)
* Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
* Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
* George W. Henderson, III	Director
* Mark E. Konen	Executive Vice President and Director
* M. Leanne Lachman	Director
* Louis G. Marcoccia	Director
* Patrick S. Pittard	Director
*By: /s/ Kimberly A. Genovese Kimberly A. Genovese	Pursuant to a Power of Attorney
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